UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811‑23325

SIX CIRCLES TRUST
On behalf of the following series:

Six Circles U.S. Unconstrained Equity Fund
Six Circles International Unconstrained Equity Fund
Six Circles Tax Aware Ultra Short Duration Fund
Six Circles Ultra Short Duration Fund
Six Circles Managed Equity Portfolio U.S. Unconstrained Fund
Six Circles Managed Equity Portfolio International Unconstrained Fund
Six Circles Global Bond Fund
Six Circles Tax Aware Bond Fund
Six Circles Credit Opportunities Fund
Six Circles Multi-Strategy Fund
(Exact name of registrant as specified in charter)

383 Madison Avenue, New York, NY 10179
(Address of principal executive offices) (Zip Code)

The Corporation Trust Company
1209 Orange Street
Wilmington, DE 19801
(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 464‑2070
Date of fiscal year end: December 31
Date of reporting period: December 31, 2025

Form N‑CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e‑1 under the Investment Company Act of 1940 (17 CFR 270.30e‑1). The Commission may use the information provided on Form N‑CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N‑CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in FormN‑CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Report to Stockholders.

Annual Shareholder Report December 31, 2025

Six Circles Ultra Short Duration Fund (CUSDX)

This annual shareholder report contains important information about the Six Circles Ultra Short Duration Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.sixcirclesfunds.com/literature. You can also request this information by contacting us at 1-212-464-2070.

What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Six Circles Ultra Short Duration Fund	$19	0.19%

How did the Fund perform? What affected the Fund’s performance?
For the year ended December 31, 2025, the Fund returned 4.82%, while the Bloomberg 1-3 Month U.S. Treasury Bill Index (the “Index”) returned 4.29%.

-	Investment Grade Credit and Securitized within the Core Bonds allocation were the leading contributors to the Fund’s absolute performance.

○	The Advisor utilizes these allocations to provide higher quality, short duration exposure which benefited the Fund throughout the year

-	The Fund’s allocation to derivatives was a leading detractor to the Fund’s absolute performance

Fund Performance

Annual Shareholder Report	1	Six Circles Ultra Short Duration Fund (CUSDX)

SIX CIRCLES FUNDS	December 31, 2025

Average annual total returns:

	1 Year	5 Year	Since Inception (7/9/2018)

Six Circles Ultra Short Duration Fund	4.82%	3.33%	2.97%

Bloomberg US Aggregate Bond Index	7.30%	-0.36%	2.06%

Bloomberg 1-3 Month U.S. Treasury Bill Index	4.29%	3.24%	2.66%
Performance quoted is past performance and is no guarantee of future results. Investment returns and principal value will fluctuate, so shares, when sold, may be worth more or less than original cost. Current performance may be higher or lower than returns shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. See www.sixcirclesfunds.com for most recent month-end performance.
The graph illustrates comparative performance for $10,000 invested in the Six Circles Ultra Short Duration Fund, the Bloomberg 1-3 Month U.S. Treasury Bill Index and the Bloomberg U.S. Aggregate Total Return Value Unhedged USD Index from July 9, 2018 to December 31, 2025. The performance of the Fund reflects the deduction of Fund expenses and assumes reinvestment of all dividends and capital gain distributions, if any. The Bloomberg 1-3 Month U.S. Treasury Bill Index measures the performance of public obligations of the U.S. Treasury that have a remaining maturity of greater than or equal to 1 month and less than 3 months. Investors cannot invest directly in an index. The Bloomberg U.S. Aggregate Total Return Value Unhedged USD Index is a broad-based flagship benchmark that measures the investment grade, US dollar-denominated, fixed-rate taxable bond market. The index includes Treasuries, government-related and corporate securities, MBS (agency fixed-rate pass-throughs), ABS and CMBS (agency and non-agency).

Key Fund Statistics

Fund’s net assets (in thousands)	$809,958

Total number of portfolio holdings	626

Total advisory fees paid (in thousands)	$1,825

Portfolio turnover rate as of the end of the reporting period	59.33%

Graphical Representation of Holdings
The tables below show the investment make up of the Fund, representing a percentage of total net assets of the Fund.

Asset Type[1]		Top Ten Holdings[2]

Corporate Bonds	51.2%	U.S. Treasury Bills, 3.98%, 03/19/2026	2.0%

Short-Term Investments	22.8	Canadian Treasury Bill, (Canada), Zero Coupon, 01/28/2026	1.9

Asset-Backed Securities	13.1	Canadian Treasury Bill, (Canada), Zero Coupon, 02/11/2026	1.3

Collateralized Mortgage Obligations	7.0	U.S. Treasury Notes, 1.63%, 02/15/2026	1.2

Commercial Mortgage-Backed Securities	2.2	U.S. Treasury Bills, 3.81%, 05/14/2026	1.2

U.S. Treasury Obligations	1.4	HCA, Inc., 3.13%, 03/15/2027	1.0

U.S. Government Agency Securities	0.8	Sabine Pass Liquefaction LLC, 5.00%, 03/15/2027	1.0

Mortgage-Backed Security	0.6	Citigroup, Inc., (United States SOFR + 1.14%), 4.64%, 05/07/2028	0.9

Foreign Government Security	0.2	Goldman Sachs Group, Inc. (The), (United States SOFR + 1.32%), 4.94%, 04/23/2028	0.9

Certificates of Deposit	0.1	RCRPBOFAS, 3.90%, 01/02/2026	0.8

		Total % of Portfolio	12.2%
1 Presented percentages may not sum to 100% due to rounding to the nearest percent.
2 Holdings are subject to change. The holdings listed should not be considered recommendations to purchase or sell a particular security. Each individual security is calculated as a percentage of the aggregate market value of the securities held in the Fund and may include the use of derivative positions.

Annual Shareholder Report	2	Six Circles Ultra Short Duration Fund (CUSDX)

SIX CIRCLES FUNDS	December 31, 2025

Availability of Additional Information
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, visit www.sixcirclesfunds.com/literature. You can also request this information by contacting us at 1-212-464-2070.
The Six Circles Funds are specifically designed to be completion portfolios within an overall discretionary portfolio. This Fund and other Six Circles Funds are not intended to be standalone investments.

Annual Shareholder Report	3	Six Circles Ultra Short Duration Fund (CUSDX)

Annual Shareholder Report December 31, 2025

Six Circles Tax Aware Ultra Short Duration Fund (CUTAX)

This annual shareholder report contains important information about the Six Circles Tax Aware Ultra Short Duration Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.sixcirclesfunds.com/literature. You can also request this information by contacting us at 1-212-464-2070.

What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Six Circles Tax Aware Ultra Short Duration Fund	$15	0.15%

How did the Fund perform? What affected the Fund’s performance?
For the year ended December 31, 2025, the Fund returned 3.69%, while the iMoneyNet Tax-Free National Institutional Money Market Index (the “Index”) returned 1.69%.

-	The Fund’s allocation to Investment Grade Credit, Government and Securitized (ABS and MBS) within the Core Bonds allocation were the leading contributors to the Fund’s absolute performance.

○	The Advisor utilizes this allocation to provide higher quality, short duration exposure which benefited the Fund throughout the year.

-	Derivatives were the leading detractor from the Fund’s absolute performance.

○	The Fund employed fixed income futures contracts in order to maintain market exposures during the reporting period.

Fund Performance

Annual Shareholder Report	1	Six Circles Tax Aware Ultra Short Duration Fund (CUTAX)

SIX CIRCLES FUNDS	December 31, 2025

Average annual total returns:

	1 Year	5 Year	Since Inception (7/9/2018)

Six Circles Tax Aware Ultra Short Duration Fund	3.69%	2.20%	2.03%

iMoneyNet Tax-Free National Institutional Money Market Index	1.69%	1.49%	1.30%

Bloomberg Municipal Bond Index	4.25%	0.80%	2.39%
Performance quoted is past performance and is no guarantee of future results. Investment returns and principal value will fluctuate, so shares, when sold, may be worth more or less than original cost. Current performance may be higher or lower than returns shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. See www.sixcirclesfunds.com for most recent month-end performance.
The graph illustrates comparative performance for $10,000 invested in the Six Circles Tax Aware Ultra Short Duration Fund, the iMoneyNet Tax-Free National Institutional Money Market Index and the Bloomberg Municipal Bond Index Total Return Index Value Unhedged USD from July 9, 2018 to December 31, 2025. The performance of the Fund reflects the deduction of Fund expenses and assumes reinvestment of all dividends and capital gain distributions, if any. The iMoneyNet Tax-Free National Institutional Money Market Index is an average of all tax-free and municipal, U.S.-domiciled institutional and retail money market funds. Investors cannot invest directly in an index. The Bloomberg Municipal Bond Index Total Return Index Value Unhedged USD covers the USD-denominated long-term tax exempt bond market. The index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds, prerefunded bonds.

Key Fund Statistics

Fund’s net assets (in thousands)	$1,025,747

Total number of portfolio holdings	459

Total advisory fees paid (in thousands)	$2,345

Portfolio turnover rate as of the end of the reporting period	45.80%

Annual Shareholder Report	2	Six Circles Tax Aware Ultra Short Duration Fund (CUTAX)

SIX CIRCLES FUNDS	December 31, 2025

Graphical Representation of Holdings
The tables below show the investment make up of the Fund, representing a percentage of total net assets of the Fund.

Asset Type[1]		Top Ten Holdings[2]

Municipal Bonds	68.1%	Orlando Utilities Commission, Series 1, Rev., VRDO, 2.45%, 01/07/2026	2.5%

Corporate Bonds	13.6	Colorado Health Facilities Authority, Series D, Rev., VRDO, 2.45%, 01/02/2026	2.3

Asset-Backed Securities	6.1	City of Rochester MN, Series A, Rev., VRDO, 2.35%, 01/07/2026	2.3

Collateralized Mortgage Obligations	6.0	New York City Transitional Finance Authority Future Tax Secured Revenue, Rev., 5.00%, 11/01/2027	2.1

Short-Term Investments	4.0	Connecticut State Health & Educational Facilities Authority, Yale University, Series A, Rev., VRDO, 1.90%, 01/02/2026	2.1

Foreign Government Securities	0.5	Chelan County Public Utility District No. 1, Series B, Rev., VRDO, 2.25%, 01/07/2026	2.0

Mortgage-Backed Security	0.5	Health & Educational Facilities Authority of the State of Missouri, Series F, Rev., VRDO, 2.50%, 01/02/2026	1.6

U.S. Government Agency Security	0.3	Louisiana State Citizens Property Insurance Corp., Series A, Rev., 5.00%, 06/01/2026	1.6

Commercial Mortgage-Backed Securities	0.2	Triborough Bridge & Tunnel Authority, Subordinated Bond, Series A, Rev., BAN, 5.00%, 02/01/2028	1.5

Certificates of Deposit	0.1	State of Connecticut, Series D, GO, 5.00%, 08/15/2028	1.5

U.S. Treasury Obligations	0.1	Total % of Portfolio	19.5%
1 Presented percentages may not sum to 100% due to rounding to the nearest percent.
2 Holdings are subject to change. The holdings listed should not be considered recommendations to purchase or sell a particular security. Each individual security is calculated as a percentage of the aggregate market value of the securities held in the Fund and may include the use of derivative positions.

Availability of Additional Information
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, visit www.sixcirclesfunds.com/literature. You can also request this information by contacting us at 1-212-464-2070.
The Six Circles Funds are specifically designed to be completion portfolios within an overall discretionary portfolio. This Fund and other Six Circles Funds are not intended to be standalone investments.

Annual Shareholder Report	3	Six Circles Tax Aware Ultra Short Duration Fund (CUTAX)

Annual Shareholder Report December 31, 2025

Six Circles U.S. Unconstrained Equity Fund (CUSUX)

This annual shareholder report contains important information about the Six Circles U.S. Unconstrained Equity Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.sixcirclesfunds.com/literature. You can also request this information by contacting us at 1-212-464-2070.

What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Six Circles U.S. Unconstrained Equity Fund	$5	0.05%

How did the Fund perform? What affected the Fund’s performance?
For the year ended December 31, 2025, the Fund returned 19.36%, while the MSCI USA Index (the “Index”) returned 17.75%.

-	The Fund’s allocation to Information Technology and Financials were the leading contributors to the Fund’s absolute performance.

○	The Advisor believes that select companies within the Financials sector have strong fundamentals and can continue to perform well, if the expansion continues and recession is avoided.

-	In terms of sector exposures, Utilities detracted and Materials contributed the least to the Fund’s absolute performance.

-
The Fund employed equity futures in order to maintain market exposures during the reporting period. The use of equity futures contributed to the Fund’s absolute performance during the reporting period.

Fund Performance

Annual Shareholder Report	1	Six Circles U.S. Unconstrained Equity Fund (CUSUX)

SIX CIRCLES FUNDS	December 31, 2025

Average annual total returns:

	1 Year	5 Year	Since Inception (7/9/2018)

Six Circles U.S. Unconstrained Equity Fund	19.36%	14.85%	15.28%

MSCI USA Index	17.75%	13.87%	14.59%
Performance quoted is past performance and is no guarantee of future results. Investment returns and principal value will fluctuate, so shares, when sold, may be worth more or less than original cost. Current performance may be higher or lower than returns shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. See www.sixcirclesfunds.com for most recent month-end performance.
The graph illustrates comparative performance for $10,000 invested in the Six Circles U.S. Unconstrained Equity Fund and the MSCI USA Index from July 9, 2018 to December 31, 2025. The performance of the Fund reflects the deduction of Fund expenses and assumes reinvestment of all dividends and capital gain distributions, if any. The performance of the MSCI USA Index does not reflect the deduction of expenses associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the Index, if applicable.
The MSCI USA Index is designed to measure the performance of the large and mid-cap segments of the US market. With 640 constituents, the index covers approximately 85% of the free float-adjusted market capitalization in the US.
Fund performance may reflect the waiver of the Fund’s fees and/or reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or redemptions or sales of Fund shares.
Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast or prediction. The MSCI information is provided on an “as is” basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the “MSCI Parties”) expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)

Annual Shareholder Report	2	Six Circles U.S. Unconstrained Equity Fund (CUSUX)

SIX CIRCLES FUNDS	December 31, 2025

Key Fund Statistics

Fund’s net assets (in thousands)	$32,232,232

Total number of portfolio holdings	616

Total advisory fees paid (in thousands)	$70,220

Portfolio turnover rate as of the end of the reporting period	61.09%

Graphical Representation of Holdings
The tables below show the investment make up of the Fund, representing a percentage of total net assets of the Fund.

Sector Allocation[1]	Top Ten Holdings[2]
	NVIDIA Corp.	8.2%
	Microsoft Corp.	7.6
	Apple, Inc.	5.6
	Amazon.com, Inc.	3.7
	Alphabet, Inc., Class A	3.0
	Walmart, Inc.	3.0
	Wells Fargo & Co.	2.8
	Broadcom, Inc.	2.5
	Alphabet, Inc., Class C	2.5
	Meta Platforms, Inc., Class A	2.4
	Total % of Portfolio	41.3%

1 Presented percentages may not sum to 100% due to rounding to the nearest percent.
2 Holdings are subject to change. The holdings listed should not be considered recommendations to purchase or sell a particular security. Each individual security is calculated as a percentage of the aggregate market value of the securities held in the Fund and may include the use of derivative positions.

Availability of Additional Information
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, visit www.sixcirclesfunds.com/literature. You can also request this information by contacting us at 1-212-464-2070.
The Six Circles Funds are specifically designed to be completion portfolios within an overall discretionary portfolio. This Fund and other Six Circles Funds are not intended to be standalone investments.

Annual Shareholder Report	3	Six Circles U.S. Unconstrained Equity Fund (CUSUX)

Annual Shareholder Report December 31, 2025

Six Circles International Unconstrained Equity Fund (CIUEX)

This annual shareholder report contains important information about the Six Circles International Unconstrained Equity Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.sixcirclesfunds.com/literature. You can also request this information by contacting us at 1-212-464-2070.

What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Six Circles International Unconstrained Equity Fund	$9	0.08%

How did the Fund perform? What affected the Fund’s performance?
For the year ended December 31, 2025, the Fund returned 34.19%, whereas the MSCI World ex-USA Index (the “Index”) returned 31.85%.

-	The Fund’s allocation to Financials and Industrials were the leading contributors to the Fund’s absolute performance.

○	The Advisor believes that select companies within the Financials sector have strong fundamentals and can continue to perform well, if the expansion continues and recession is avoided.

-	Real Estate and Communication Services contributed the least to the Fund’s absolute performance.

-
The Fund employed equity futures in order to maintain market exposures during the reporting period. The use of equity futures contributed to the Fund’s absolute performance during the reporting period.

Fund Performance

Annual Shareholder Report	1	Six Circles International Unconstrained Equity Fund (CIUEX)

SIX CIRCLES FUNDS	December 31, 2025

Average annual total returns:

	1 Year	5 Year	Since Inception (7/9/2018)

Six Circles International Unconstrained Equity Fund	34.19%	9.98%	7.26%

MSCI World ex-USA Index	31.85%	9.46%	8.22%
Performance quoted is past performance and is no guarantee of future results. Investment returns and principal value will fluctuate, so shares, when sold, may be worth more or less than original cost. Current performance may be higher or lower than returns shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. See www.sixcirclesfunds.com for most recent month-end performance.
The graph illustrates comparative performance for $10,000 invested in the Six Circles International Unconstrained Equity Fund and the MSCI World ex-USA Index from July 9, 2018 to December 31, 2025. The performance of the Fund reflects the deduction of Fund expenses and assumes reinvestment of all dividends and capital gain distributions, if any. The performance of the MSCI World ex-USA Index does not reflect the deduction of expenses associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the Index, if applicable.
The MSCI World ex USA Index captures large and mid-cap representation across 22 of 23 Developed Markets (DM) countries*–excluding the United States. With 1,008 constituents, the index covers approximately 85% of the free float-adjusted market capitalization in each country
Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast or prediction. The MSCI information is provided on an “as is” basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the “MSCI Parties”) expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)

Annual Shareholder Report	2	Six Circles International Unconstrained Equity Fund (CIUEX)

SIX CIRCLES FUNDS	December 31, 2025

Key Fund Statistics

Fund’s net assets (in thousands)	$19,570,070

Total number of portfolio holdings	762

Total advisory fees paid (in thousands)	$43,581

Portfolio turnover rate as of the end of the reporting period	48.43%

Graphical Representation of Holdings
The tables below show the investment make up of the Fund, representing a percentage of total net assets of the Fund.

Sector Allocation[1]	Top Ten Holdings[2]

	SAP SE	3.2%
	ASML Holding NV	2.7
	Taiwan Semiconductor Manufacturing Co. Ltd.	2.5
	Nestle SA	2.5
	Deutsche Telekom AG	2.4
	Rolls-Royce Holdings plc	2.3
	Siemens Energy AG	2.1
	Roche Holding AG	2.0
	HSBC Holdings plc	1.9
	British American Tobacco plc	1.9
	Total % of Portfolio	23.5%

1 Presented percentages may not sum to 100% due to rounding to the nearest percent.
2 Holdings are subject to change. The holdings listed should not be considered recommendations to purchase or sell a particular security. Each individual security is calculated as a percentage of the aggregate market value of the securities held in the Fund and may include the use of derivative positions.

Availability of Additional Information
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, visit www.sixcirclesfunds.com/literature. You can also request this information by contacting us at 1-212-464-2070.
The Six Circles Funds are specifically designed to be completion portfolios within an overall discretionary portfolio. This Fund and other Six Circles Funds are not intended to be standalone investments.

Annual Shareholder Report	3	Six Circles International Unconstrained Equity Fund (CIUEX)

Annual Shareholder Report December 31, 2025

Six Circles Global Bond Fund (CGLBX)

This annual shareholder report contains important information about the Six Circles Global Bond Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.sixcirclesfunds.com/literature. You can also request this information by contacting us at 1-212-464-2070.

What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Six Circles Global Bond Fund	$13	0.13%

How did the Fund perform? What affected the Fund’s performance?
For the year ended December 31, 2025, the Fund returned 3.88%, whereas the Bloomberg Global-Aggregate Index - Hedged USD (the “Index”) returned 4.86%.

-	Government and Investment Grade Credit within the Core Bonds allocation were the leading contributors to the Fund’s absolute performance.

○	The Advisor utilizes this allocation to provide attractive yields and carry benefits for the Fund.

-	The Fund’s allocation to derivatives was a leading detractor from the Fund’s absolute performance.

Fund Performance

Annual Shareholder Report	1	Six Circles Global Bond Fund (CGLBX)

SIX CIRCLES FUNDS	December 31, 2025

Average annual total returns:

	1 Year	5 Year	Since Inception (5/19/2020)

Six Circles Global Bond Fund	3.88%	1.08%	1.44%

Bloomberg Global-Aggregate Total Return Index Value Hedged USD	4.86%	0.34%	0.77%

Bloomberg Global-Aggregate Total Return Index Value Unhedged USD	8.17%	-2.15%	-0.55%
Performance quoted is past performance and is no guarantee of future results. Investment returns and principal value will fluctuate, so shares, when sold, may be worth more or less than original cost. Current performance may be higher or lower than returns shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. See www.sixcirclesfunds.com for most recent month-end performance.
The graph illustrates comparative performance for $10,000 invested in the Six Circles Global Bond Fund, the Bloomberg Global-Aggregate Index – Hedged USD and the Bloomberg Global-Aggregate Total Return Index Value Unhedged USD from May 19, 2020 to December 31, 2025. The performance of the Fund reflects the deduction of Fund expenses and assumes reinvestment of all dividends and capital gain distributions, if any. The Bloomberg Global-Aggregate Index – Hedged USD provides a broad-based measure of the global investment grade fixed income markets. Investors cannot invest directly in an index. The Bloomberg Global-Aggregate Total Return Index Value Unhedged USD is a flagship measures of global investment grade debt from a multitude local currency markets. This multi-currency benchmark includes treasury, government-related, corporate and securitized fixed-rate bonds from both developed and emerging markets issuers.

Key Fund Statistics

Fund’s net assets (in thousands)	$16,344,135

Total number of portfolio holdings	7,152

Total advisory fees paid (in thousands)	$36,655

Portfolio turnover rate as of the end of the reporting period	158.83%

Annual Shareholder Report	2	Six Circles Global Bond Fund (CGLBX)

SIX CIRCLES FUNDS	December 31, 2025

Graphical Representation of Holdings
The tables below show the investment make up of the Fund, representing a percentage of total net assets of the Fund.

Asset Type[1]		Top Ten Holdings[2]

Foreign Government Securities	59.9%	FNMA or FHLMC, Single Family, 30 years, TBA, 6.00%, 03/01/2056	0.9%

Mortgage-Backed Securities	14.1	U.S. Treasury Notes, 4.63%, 02/15/2035	0.8

Corporate Bonds	13.6	U.S. Treasury Notes, 4.25%, 05/15/2035	0.8

U.S. Treasury Obligations	13.5	U.S. Treasury Notes, 4.38%, 05/15/2034	0.8

Short-Term Investments	1.8	U.S. Treasury Notes, 4.25%, 11/15/2034	0.8

Collateralized Mortgage Obligations	1.9	China Government Bond, (China), 1.91%, 07/15/2029	0.8

Asset-Backed Securities	0.4	U.S. Treasury Notes, 4.25%, 08/15/2035	0.8

Commercial Mortgage-Backed Securities	0.3	U.S. Treasury Notes, 4.00%, 02/15/2034	0.7

Municipal Bonds	0.1	U.S. Treasury Notes, 3.88%, 08/15/2034	0.7

U.S. Government Agency Securities	0.1	U.S. Treasury Notes, 4.50%, 11/15/2033	0.7

		Total % of Portfolio	7.8%
1 Presented percentages may not sum to 100% due to rounding to the nearest percent.
2 Holdings are subject to change. The holdings listed should not be considered recommendations to purchase or sell a particular security. Each individual security is calculated as a percentage of the aggregate market value of the securities held in the Fund and may include the use of derivative positions.

Availability of Additional Information
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, visit www.sixcirclesfunds.com/literature. You can also request this information by contacting us at 1-212-464-2070.
The Six Circles Funds are specifically designed to be completion portfolios within an overall discretionary portfolio. This Fund and other Six Circles Funds are not intended to be standalone investments.

Annual Shareholder Report	3	Six Circles Global Bond Fund (CGLBX)

Annual Shareholder Report December 31, 2025

Six Circles Tax Aware Bond Fund (CBTAX)

This annual shareholder report contains important information about the Six Circles Tax Aware Bond Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.sixcirclesfunds.com/literature. You can also request this information by contacting us at 1-212-464-2070.

What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Six Circles Tax Aware Bond Fund	$13	0.13%

How did the Fund perform? What affected the Fund’s performance?
For the year ended December 31, 2025, the Fund returned 4.13%, while the Bloomberg 1-15 Year Municipal Bond Index (the “Index”) returned 5.18%.

-	The Fund’s allocation to Municipal bonds within the Core Bonds allocation and High Yield Municipal Bonds allocation were the leading contributors to the Fund’s absolute performance.

-	Longer dated Municipal bonds within Core Bonds contributed the least to absolute fund performance as the long end of the Municipal curve underperformed in 2025.

Fund Performance

Annual Shareholder Report	1	Six Circles Tax Aware Bond Fund (CBTAX)

SIX CIRCLES FUNDS	December 31, 2025

Average annual total returns:

	1 Year	5 Year	Since Inception (5/19/2020)

Six Circles Tax Aware Bond Fund	4.13%	1.21%	1.96%

Bloomberg Municipal 1-15 Year Index	5.18%	1.16%	1.74%

Bloomberg Municipal Bond Index	4.25%	0.80%	1.59%
Performance quoted is past performance and is no guarantee of future results. Investment returns and principal value will fluctuate, so shares, when sold, may be worth more or less than original cost. Current performance may be higher or lower than returns shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. See www.sixcirclesfunds.com for most recent month-end performance.
The graph illustrates comparative performance for $10,000 invested in the Six Circles Tax Aware Bond Fund, the Bloomberg 1-15 Year Municipal Bond Index and the Bloomberg Municipal Bond Index Total Return Index Value Unhedged USD from May 19, 2020 to December 31, 2025. The performance of the Fund reflects the deduction of Fund expenses and assumes reinvestment of all dividends and capital gain distributions, if any. The Bloomberg 1-15 Year Municipal Bond Index consists of a broad selection of investment grade general obligation and revenue bonds of maturities ranging from one year to 17 years. Investors cannot invest directly in an index. The Bloomberg Municipal Bond Index Total Return Index Value Unhedged USD covers the USD-denominated long-term tax exempt bond market. The index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds, prerefunded bonds.

Key Fund Statistics

Fund’s net assets (in thousands)	$14,386,304

Total number of portfolio holdings	4,444

Total advisory fees paid (in thousands)	$31,897

Portfolio turnover rate as of the end of the reporting period	17.57%

Annual Shareholder Report	2	Six Circles Tax Aware Bond Fund (CBTAX)

SIX CIRCLES FUNDS	December 31, 2025

Graphical Representation of Holdings
The tables below show the investment make up of the Fund, representing a percentage of total net assets of the Fund.

Asset Type[1]		Top Ten Holdings[2]

Municipal Bonds	98.1%	Black Belt Energy Gas District, Series B, Rev., 5.00%, 10/01/2035	0.4%
Short-Term Investments	0.9	Southeast Energy Authority, A Cooperative District, Series F, Rev., 5.25%, 11/01/2055	0.3

Other	0.9	Texas Transportation Finance Corp., Subordinated Bond SH 288 System, Rev., 5.25%, 10/01/2050	0.3
		Commonwealth Financing Authority, Tobacco Master Settlement Payment, Rev., 4.00%, 06/01/2039	0.3

		California Community Choice Financing Authority, Sustainable Bonds Clean Energy, Rev., 5.00%, 01/01/2056	0.2

		Central Plains Energy Project, Series A1, Rev., 5.00%, 08/01/2055	0.2

		Colorado Health Facilities Authority, Rev., 5.00%, 05/15/2054	0.2

		Main Street Natural Gas, Inc.., Series D, Rev., 5.00%, 04/01/2054	0.2

		New York Liberty Development Corp., World Trade Center Project, Series 1, Rev., 5.00%, 11/15/2044	0.2

		Southern California Public Power Authority, Rev., 5.00%, 04/01/2055	0.2

		Total % of Portfolio	2.5%
1 Presented percentages may not sum to 100% due to rounding to the nearest percent.
2 Holdings are subject to change. The holdings listed should not be considered recommendations to purchase or sell a particular security. Each individual security is calculated as a percentage of the aggregate market value of the securities held in the Fund and may include the use of derivative positions.

Availability of Additional Information
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, visit www.sixcirclesfunds.com/literature. You can also request this information by contacting us at 1-212-464-2070.
The Six Circles Funds are specifically designed to be completion portfolios within an overall discretionary portfolio. This Fund and other Six Circles Funds are not intended to be standalone investments.

Annual Shareholder Report	3	Six Circles Tax Aware Bond Fund (CBTAX)

Annual Shareholder Report December 31, 2025

Six Circles Credit Opportunities Fund (CRDOX)

This annual shareholder report contains important information about the Six Circles Credit Opportunities Fund (the “Fund”) that occurred for the period of January 1, 2025 to December 31, 2025. This report describes changes to the Fund that occurred during the reporting period. You can find additional information about the Fund at www.sixcirclesfunds.com/literature. You can also request this information by contacting us at 1-212-464-2070.

What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Six Circles Credit Opportunities Fund	$26	0.25%

How did the Fund perform? What affected the Fund’s performance?
For the year ended December 31, 2025, the Fund returned 9.33%, while the Bloomberg U.S. Intermediate Corporate Bond Index (the “Index”) returned 7.95%.

-
The Fund’s allocation to Emerging Markets within the Extended Credit allocation and Investment Grade Credit within the Core Bonds allocation were the leading contributors to the Fund’s absolute performance.

○	The Advisor believes that stepping into lower rated U.S. dollar denominated Emerging Market Debt Fixed Income instruments allows the portfolio to pick up additional yield.

-	Futures within derivatives was a leading detractor from the Fund’s absolute performance.

○	The Fund employed fixed income futures contracts in order to maintain market exposures during the reporting period.

Fund Performance

Annual Shareholder Report	1	Six Circles Credit Opportunities Fund (CRDOX)

SIX CIRCLES FUNDS	December 31, 2025

Average annual total returns:

	1 Year	5 Year	Since Inception (8/19/2020)

Six Circles Credit Opportunities Fund	9.33%	3.91%	4.42%

Bloomberg U.S. Intermediate Corporate Bond Index	7.95%	1.60%	1.82%

Bloomberg Global-Aggregate Total Return Index Value Unhedged USD	8.17%	-2.15%	-1.48%
Performance quoted is past performance and is no guarantee of future results. Investment returns and principal value will fluctuate, so shares, when sold, may be worth more or less than original cost. Current performance may be higher or lower than returns shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. See www.sixcirclesfunds.com for most recent month-end performance.
The graph illustrates comparative performance for $10,000 invested in the Six Circles Credit Opportunities Fund, the Bloomberg Global-Aggregate Index – Hedged USD and the Bloomberg Global-Aggregate Total Return Index Value Unhedged USD from August 19, 2020 to December 31, 2025. The performance of the Fund reflects the deduction of Fund expenses and assumes reinvestment of all dividends and capital gain distributions, if any. The Bloomberg U.S. Intermediate Corporate Total Return Bond Index measures the investment grade, fixed-rate, taxable corporate bond market whose maturity ranges between 1 to 9.9999 years. It includes USD denominated securities publicly issued by U.S. and non-U.S. industrial, utility and financial issuers. Investors cannot invest directly in an index. The Bloomberg Global-Aggregate Total Return Index Value Unhedged USD is a flagship measures of global investment grade debt from a multitude local currency markets. This multi-currency benchmark includes treasury, government-related, corporate and securitized fixed-rate bonds from both developed and emerging markets issuers.

Key Fund Statistics

Fund’s net assets (in thousands)	$5,064,809

Total number of portfolio holdings	3,835

Total advisory fees paid (in thousands)	$59,264

Portfolio turnover rate as of the end of the reporting period	69.13%

Annual Shareholder Report	2	Six Circles Credit Opportunities Fund (CRDOX)

SIX CIRCLES FUNDS	December 31, 2025

Graphical Representation of Holdings
The tables below show the investment make up of the Fund, representing a percentage of total net assets of the Fund.

Asset Type[1]		Top Ten Holdings[2]

Corporate Bonds	69.2%	Argentine Republic Government International Bond, (Argentina), SUB, 3.50%, 07/09/2041	0.6%

Foreign Government Securities	16.4	Beignet Investor LLC, 6.58%, 05/30/2049	0.6

Loan Assignments	3.7	Gaci First Investment Co., (Cayman Islands), Reg. S, 5.25%, 10/13/2032	0.4

Asset-Backed Securities	2.3	Egypt Government International Bond, (Egypt), Reg. S, 6.38%, 04/11/2031	0.4

Short-Term Investments	2.6	Oman Government International Bond, (Oman), Reg. S, 6.25%, 01/25/2031	0.3

U.S. Treasury Obligations	1.0	U.S. Treasury Notes, 3.63%, 08/31/2027	0.3

Commercial Mortgage-Backed Securities	0.8	Petroleos Mexicanos, (Mexico), 6.35%, 02/12/2048	0.3

Common Stocks	0.4	Nigeria Government International Bond, (Nigeria), Reg. S, 7.38%, 09/28/2033	0.3

Collateralized Mortgage Obligations	0.2	Grifols SA, (Spain), Reg. S, 3.88%, 10/15/2028	0.3

Preferred Stocks	0.2	Bellis Acquisition Co. plc , (United Kingdom), Reg. S, 8.13%, 05/14/2030	0.3

Convertible Bonds	0.1	Total % of Portfolio	3.8%

Mortgage-Backed Securities	0.1

Warrant	0.0
1 Presented percentages may not sum to 100% due to rounding to the nearest percent.
2 Holdings are subject to change. The holdings listed should not be considered recommendations to purchase or sell a particular security. Each individual security is calculated as a percentage of the aggregate market value of the securities held in the Fund and may include the use of derivative positions.

Material Fund Changes
During the period, the Six Circles Credit Opportunities Fund appointed Muzinich & Co., Inc. (“Muzinich”), Mellon Investments Corporation (“Mellon”) and Insight North America LLC (“Insight”) as additional sub-advisers to the Fund. Muzinich and Insight have been allocated assets within the Fund and hold a 10% and 5% allocation respectively as of December 31, 2025. Mellon has not been allocated assets.
The appointment did not result is any change to the Fund’s investment objective or strategy.

Availability of Additional Information
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, visit www.sixcirclesfunds.com/literature. You can also request this information by contacting us at 1-212-464-2070.
The Six Circles Funds are specifically designed to be completion portfolios within an overall discretionary portfolio. This Fund and other Six Circles Funds are not intended to be standalone investments.

Annual Shareholder Report	3	Six Circles Credit Opportunities Fund (CRDOX)

Annual Shareholder Report December 31, 2025

Six Circles Multi-Strategy Fund (CALTX)

This annual shareholder report contains important information about the Six Circles Multi-Strategy Fund (the “Fund”) that occurred for the period of January 1, 2025 to December 31, 2025. This report describes changes to the Fund that occurred during the reporting period. You can find additional information about the Fund at www.sixcirclesfunds.com/literature. You can also request this information by contacting us at 1-212-464-2070.

What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Six Circles Multi-Strategy Fund	$95	0.92%

How did the Fund perform? What affected the Fund’s performance?
For the year ended December 31, 2025, the Fund returned 6.38%, whereas the HFRX Global Hedge Fund Index (the “Index”) returned 7.14%.

-	The Fund’s underlying Sub-Advisors all contributed positively to performance, with allocations to Mortgage-Backed Securities-related strategies contributing the most to Fund absolute performance.

○
The Advisor believed mortgages provided attractive carry opportunities to the Fund and would benefit from the expected tightening of MBS spreads. The Fund also captured incremental value from the strategy’s active management of duration.

-	The Fund’s allocations to Equity Market Neutral strategies helped drive performance, as one Sub-Advisor, added to the Fund in May 2025, achieved high double-digit returns for the year.

○
The Advisor believed the strategy would help diversify Fund allocations through non-directional long/short exposures, through the use of swaps and index futures, and benefit from an environment of greater equity dispersion. The Sub-Advisor implementing the strategy demonstrated robust risk management in response to market volatility that further contributed to the Fund’s performance.

Fund Performance

Annual Shareholder Report	1	Six Circles Multi-Strategy Fund (CALTX)

SIX CIRCLES FUNDS	December 31, 2025

Average annual total returns:

	1 Year	Since Inception (9/18/2024)

Six Circles Multi-Strategy Fund	6.38%	5.83%

HFRX Global Hedge Fund Index	7.14%	6.11%

Bloomberg Global-Aggregate Total Return Index Value Unhedged USD	8.17%	-1.48%
Performance quoted is past performance and is no guarantee of future results. Investment returns and principal value will fluctuate, so shares, when sold, may be worth more or less than original cost. Current performance may be higher or lower than returns shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. See www.sixcirclesfunds.com for most recent month-end performance.
The graph illustrates comparative performance for $10,000 invested in the Six Circles Multi-Strategy Fund, the Bloomberg HFRX Global Hedge Fund Index and the Bloomberg Global-Aggregate Total Return Index Value Unhedged USD from September 18, 2024 to December 31, 2025. The performance of the Fund reflects the deduction of Fund expenses and assumes reinvestment of all dividends and capital gain distributions, if any. The Bloomberg HFRX Global Hedge Fund Index utilize a rigorous quantitative selection process to represent the larger hedge fund universe. The Bloomberg Global-Aggregate Total Return Index Value Unhedged USD is a flagship measures of global investment grade debt from a multitude local currency markets. This multi-currency benchmark includes treasury, government-related, corporate and securitized fixed-rate bonds from both developed and emerging markets issuers.

Key Fund Statistics

Fund’s net assets (in thousands)	$1,583,978

Total number of portfolio holdings	11,659

Total advisory fees paid (in thousands)	$13,893

Portfolio turnover rate as of the end of the reporting period	652.39%

Annual Shareholder Report	2	Six Circles Multi-Strategy Fund (CALTX)

SIX CIRCLES FUNDS	December 31, 2025

Graphical Representation of Holdings
The tables below show the investment make up of the Fund, representing a percentage of total net assets of the Fund.

Asset Type[1]		Top Ten Holdings[2]

Short-Term Investments	39.1%	U.S. Treasury Bills, 3.60%, 01/29/2026	12.9%

Mortgage-Backed Securities	35.4	FNMA or FHLMC, Single Family, 30 years, TBA, 5.50%, 02/01/2056	4.7

Collateralized Mortgage Obligations	20.1	FNMA or FHLMC, Single Family, 30 years, TBA, 6.00%, 03/01/2056	3.6

Loan Assignments	17.4	FNMA or FHLMC, Single Family, 30 years, TBA, 6.50%, 02/01/2056	2.6

Asset-backed Securities	8.1	FNMA or FHLMC, Single Family, 30 years, TBA, 7.00%, 01/01/2056	2.1

Corporate Bonds	2.2	U.S. Treasury Bills, 3.71%, 03/19/2026	1.8

Commercial Mortgage-Backed Securities	1.4	U.S. Treasury Bills, 3.77%, 03/05/2026	1.7

Convertible Bond	0.1	FNMA or FHLMC, Single Family, 30 years, TBA, 6.00%, 02/01/2056	1.6

Preferred Stock	0.0	GNMA, Single Family, 30 years, TBA, 4.50%, 02/01/2056	1.3

U.S. Treasury Obligations	0.0	GNMA, Single Family, 30 years, TBA, 4.00%, 02/01/2056	1.2

		Total % of Portfolio	33.5%
1 Presented percentages may not sum to 100% due to rounding to the nearest percent.
2 Holdings are subject to change. The holdings listed should not be considered recommendations to purchase or sell a particular security. Each individual security is calculated as a percentage of the aggregate market value of the securities held in the Fund and may include the use of derivative positions.

Material Fund Changes
During the period, the Six Circles Multi-Strategy Fund appointed BlackRock Investment Management, LLC (“BlackRock”) and Capital Fund Management S.A. (“CFM”) as additional sub-advisers to the Fund. BlackRock and CFM have been allocated assets within the Fund and hold a 12% and 8% allocation respectively as of December 31, 2025. The appointment of the two new sub-advisers and their targeted investment exposure resulted in an increase in the Fund’s Total Expense Ratio of approximately 21 basis points. The Fund’s Total Expense Ratio as of December 31, 2025 was 92 basis points.
The fund changes outlined above did not result is any change to the Fund’s investment objective or strategy.

Availability of Additional Information
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, visit www.sixcirclesfunds.com/literature. You can also request this information by contacting us at 1-212-464-2070.
The Six Circles Funds are specifically designed to be completion portfolios within an overall discretionary portfolio. This Fund and other Six Circles Funds are not intended to be standalone investments.

Annual Shareholder Report	3	Six Circles Multi-Strategy Fund (CALTX)

Annual Shareholder Report December 31, 2025

Six Circles Managed Equity Portfolio U.S. Unconstrained Fund (CMEUX)

This annual shareholder report contains important information about the Six Circles Managed Equity Portfolio U.S. Unconstrained Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.sixcirclesfunds.com/literature. You can also request this information by contacting us at 1-212-464-2070.

What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Six Circles Managed Equity Portfolio U.S. Unconstrained Fund	$7	0.06%

How did the Fund perform? What affected the Fund’s performance?
For the year ended December 31, 2025, the Fund returned 18.38%, while the MSCI USA Index (the “Index”) returned 17.75%.

-	The Fund’s allocation to Information Technology and Communication Services were the leading contributors to the Fund’s absolute performance.

○
Select large cap technology-related companies in Software, Semiconductor, and Broadline Retail industries retain strong balance sheets and long-term earnings growth potential. The Advisor believes these companies are well-positioned to take advantage of opportunities in artificial intelligence.

-	Real Estate and Materials contributed the least to the Fund’s absolute performance.

-
The Fund employed equity futures in order to maintain market exposures during the reporting period. The use of equity futures contributed to the Fund’s absolute performance during the reporting period.

Fund Performance

Annual Shareholder Report	1	Six Circles Managed Equity Portfolio U.S. Unconstrained Fund (CMEUX)

SIX CIRCLES FUNDS	December 31, 2025

Average annual total returns:

	1 Year	5 Year	Since Inception (4/10/2019)

Six Circles Managed Equity Portfolio U.S. Unconstrained Fund	18.38%	14.04%	16.46%

MSCI USA Index	17.75%	13.87%	15.48%
Performance quoted is past performance and is no guarantee of future results. Investment returns and principal value will fluctuate, so shares, when sold, may be worth more or less than original cost. Current performance may be higher or lower than returns shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. See www.sixcirclesfunds.com for most recent month-end performance.
The graph illustrates comparative performance for $10,000 invested in the Six Circles Managed Equity Portfolio U.S. Unconstrained Fund and the MSCI USA Index from April 10, 2019 to December 31, 2025. The performance of the Fund reflects the deduction of Fund expenses and assumes reinvestment of all dividends and capital gain distributions, if any. The performance of the MSCI USA Index does not reflect the deduction of expenses associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the Index, if applicable.
The MSCI USA Index is designed to measure the performance of the large and mid-cap segments of the US market. With 640 constituents, the index covers approximately 85% of the free float-adjusted market capitalization in the US.
Fund performance may reflect the waiver of the Fund’s fees and/or reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or redemptions or sales of Fund shares.
Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast or prediction. The MSCI information is provided on an “as is” basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the “MSCI Parties”) expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)

Annual Shareholder Report	2	Six Circles Managed Equity Portfolio U.S. Unconstrained Fund (CMEUX)

SIX CIRCLES FUNDS	December 31, 2025

Key Fund Statistics

Fund’s net assets (in thousands)	$27,458,772

Total number of portfolio holdings	698

Total advisory fees paid (in thousands)	$57,059

Portfolio turnover rate as of the end of the reporting period	24.86%

Graphical Representation of Holdings
The tables below show the investment make up of the Fund, representing a percentage of total net assets of the Fund.

Sector Allocation[1]	Top Ten Holdings[2]

	NVIDIA Corp.	8.6%
	Microsoft Corp.	7.5
	Apple, Inc.	6.7
	Amazon.com, Inc.	4.0
	Alphabet, Inc., Class A	3.3
	Broadcom, Inc.	2.8
	Alphabet, Inc., Class C	2.8
	Meta Platforms, Inc., Class A	2.6
	Walmart, Inc.	2.1
	Eli Lilly & Co.	1.9
	Total % of Portfolio	42.3%

1 Presented percentages may not sum to 100% due to rounding to the nearest percent.
2 Holdings are subject to change. The holdings listed should not be considered recommendations to purchase or sell a particular security. Each individual security is calculated as a percentage of the aggregate market value of the securities held in the Fund and may include the use of derivative positions.

Availability of Additional Information
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, visit www.sixcirclesfunds.com/literature. You can also request this information by contacting us at 1-212-464-2070.
The Six Circles Funds are specifically designed to be completion portfolios within an overall discretionary portfolio. This Fund and other Six Circles Funds are not intended to be standalone investments.

Annual Shareholder Report	3	Six Circles Managed Equity Portfolio U.S. Unconstrained Fund (CMEUX)

Annual Shareholder Report December 31, 2025

Six Circles Managed Equity Portfolio International Unconstrained Fund (CMIUX)

This annual shareholder report contains important information about the Six Circles Managed Equity Portfolio International Unconstrained Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.sixcirclesfunds.com/literature. You can also request this information by contacting us at 1-212-464-2070.

What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Six Circles Managed Equity Portfolio International Unconstrained Fund	$12	0.10%

How did the Fund perform? What affected the Fund’s performance?
For the year ended December 31, 2025, the Fund returned 33.34%, while the MSCI World ex-USA Index (the “Index”) returned 31.85%.

-	The Fund’s allocation to Financials and Industrials were the leading contributors to the Fund’s absolute performance.

○	The Advisor believes that select companies within the Financials sector have strong fundamentals and can continue to perform well, if the expansion continues and recession is avoided.

-	Real Estate and Health Care were the lowest contributing sectors to the Fund’s absolute performance.

○
The Advisor believes that Health Care sector exposure trades at a valuation discount relative to the broad market and has defensive-like portfolio benefits, potentially offsetting some of the more growth-oriented exposures in the Fund.

-
The Fund employed equity futures in order to maintain market exposures during the reporting period. The use of equity futures contributed to the Fund’s absolute performance during the reporting period.

Fund Performance

Annual Shareholder Report	1	Six Circles Managed Equity Portfolio International Unconstrained Fund (CMIUX)

SIX CIRCLES FUNDS	December 31, 2025

Average annual total returns:

	1 Year	5 Year	Since Inception (4/10/2019)

Six Circles Managed Equity Portfolio International Unconstrained Fund	33.34%	11.47%	10.55%

MSCI World ex-USA Index	31.85%	9.46%	9.48%
Performance quoted is past performance and is no guarantee of future results. Investment returns and principal value will fluctuate, so shares, when sold, may be worth more or less than original cost. Current performance may be higher or lower than returns shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. See www.sixcirclesfunds.com for most recent month-end performance.
The graph illustrates comparative performance for $10,000 invested in the Six Circles Managed Equity Portoflio International Unconstrained Fund and the MSCI World ex-USA Index from April 10, 2019 to December 31, 2025. The performance of the Fund reflects the deduction of Fund expenses and assumes reinvestment of all dividends and capital gain distributions, if any. The performance of the MSCI World ex-USA Index does not reflect the deduction of expenses associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the Index, if applicable.
The MSCI World ex USA Index captures large and mid-cap representation across 22 of 23 Developed Markets (DM) countries*--excluding the United States. With 1,008 constituents, the index covers approximately 85% of the free float-adjusted market capitalization in each country
Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast or prediction. The MSCI information is provided on an “as is” basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the “MSCI Parties”) expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)

Annual Shareholder Report	2	Six Circles Managed Equity Portfolio International Unconstrained Fund (CMIUX)

SIX CIRCLES FUNDS	December 31, 2025

Key Fund Statistics

Fund’s net assets (in thousands)	$12,188,462

Total number of portfolio holdings	2,060

Total advisory fees paid (in thousands)	$23,093

Portfolio turnover rate as of the end of the reporting period	40.24%

Graphical Representation of Holdings
The tables below show the investment make up of the Fund, representing a percentage of total net assets of the Fund.

Sector Allocation[1]	Top Ten Holdings[2]

	SAP SE	2.6%
	ASML Holding NV	2.5
	British American Tobacco plc	2.2
	Nestle SA (Registered)	2.0
	Rolls-Royce Holdings plc	2.0
	Deutsche Telekom AG	1.9
	Taiwan Semiconductor Manufacturing Co. Ltd.	1.8
	Siemens Energy AG	1.8
	Roche Holding AG	1.7
	HSBC Holdings plc	1.7
	Total % of Portfolio	20.2%

1 Presented percentages may not sum to 100% due to rounding to the nearest percent.
2 Holdings are subject to change. The holdings listed should not be considered recommendations to purchase or sell a particular security. Each individual security is calculated as a percentage of the aggregate market value of the securities held in the Fund and may include the use of derivative positions.

Availability of Additional Information
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, visit www.sixcirclesfunds.com/literature. You can also request this information by contacting us at 1-212-464-2070.
The Six Circles Funds are specifically designed to be completion portfolios within an overall discretionary portfolio. This Fund and other Six Circles Funds are not intended to be standalone investments.

Annual Shareholder Report	3	Six Circles Managed Equity Portfolio International Unconstrained Fund (CMIUX)

Item 2. Code of Ethics.

As of the period ended December 31, 2025 (the “Reporting Period”), the Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer and principal financial officer, principal accounting officer or controller or persons performing similar functions. During the Reporting Period, there have been no changes to, amendments to or waivers from, any provision of the code of ethics. A copy of this code of ethics can be obtained upon request, free of charge, by calling (212) 464-2070.

Item 3. Audit Committee Financial Expert.

The Board of Trustees of the Registrant has determined that Neil Medugno possesses the attributes identified in Instruction (b) of Item 3 to Form N-CSR to qualify as an “audit committee financial expert,” and has designated Neil Medugno as the Registrant’s audit committee financial expert. Neil Medugno is an “independent” Trustee pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The following fees paid to PricewaterhouseCoopers, LLP, the Registrant’s principal accounting firm, are for services rendered for the fiscal years ended December 31, 2025, and December 31, 2024;

(a)	Audit Fees

The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the Registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were $577,620 for 2025 and $562,253 for 2024.

(b)	Audit Related Fees

The aggregate fees billed in each of the last two fiscal years for assurance and related services rendered to the Registrant by the principal accountant that are reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported under paragraph (a) of this Item were $0 for 2025 and $0 for 2024.

(c)	Tax Fees

The aggregate fees billed in each of the last two fiscal years for professional services rendered to the Registrant by the principal accountant for tax compliance, tax advice and tax planning were $118,838 for 2025 and $117,661 for 2024. These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local entity tax planning, advice and assistance regarding statutory, regulatory or administrative developments, and (iii) tax advice regarding tax qualification.

(d)	All Other Fees

The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item were $0 for 2025 and $0 for 2024.

(e)(1)

Pursuant to the Registrant’s Audit Committee Charter that has been adopted by the audit committee, the audit committee shall approve all audit and permissible non-audit services to be provided to the Registrant and all permissible non-audit services to be provided to its investment adviser or any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant if the engagement relates directly to the operations and financial reporting of the Registrant. The audit committee has delegated to its Chairman the approval of such services subject to reports to the full audit committee at its next subsequent meeting.

(e)(2)	No percentage of the principal accountant’s fees or services were approved pursuant to the waiver provision of paragraph (c) (7) (i) (C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable.

(g)

The aggregate non-audit fees billed by the Registrant’s accountant for services rendered to the Registrant, and rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant for each of the last two fiscal years of the Registrant were $0 for 2025 and $0 for 2024.

(h)

The Registrant’s audit committee has considered whether the provision of non-audit services that were rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i)	Not applicable.

(j)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	A Schedule of Investments in securities of unaffiliated issuers as of the close of the Reporting Period is included in the financial statements filed under Item 7 of this Form N-CSR.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Annual Report

SIX CIRCLES® FUNDS

December 31, 2025

Six Circles Ultra Short Duration Fund

Six Circles Tax Aware Ultra Short Duration Fund

Six Circles U.S. Unconstrained Equity Fund

Six Circles International Unconstrained Equity Fund

Six Circles Global Bond Fund

Six Circles Tax Aware Bond Fund

Six Circles Credit Opportunities Fund

Six Circles Multi-Strategy Fund

*	The Schedule of Portfolio Investments, Financial Statements and Financial Highlights have been consolidated for the Six Circles Credit Opportunities Fund and the Six Circles Multi-Strategy Fund.

Investments in a Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when a Fund’s share price is lower than when you invested.

Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on market and other conditions through the end of the reporting period and are subject to change without notice. These views are not intended to predict the future performance of a Fund or the securities markets. References to specific securities and their issuers are for illustrative purposes only and are not intended to be, and should not be interpreted as, recommendations to purchase or sell such securities. Such views are not meant as investment advice and may not be relied on as an indication of trading intent on behalf of any Fund.

For more complete information about the Funds, including the Funds’ objectives, risks, charges and expenses, call your J.P. Morgan representative or call 1-212-464-2070 or go to www.sixcirclesfunds.com for a prospectus. Read the prospectus carefully. The Six Circles Funds are specifically designed to be completion portfolios within an overall discretionary portfolio. The Six Circles Funds are not intended to be standalone investments.

Six Circles Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2025

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Asset-Backed Securities — 13.1%
Automobile ABS — 8.8%
Auto ABS Spanish Loans FT, (Spain), Series 2024-1, Class A, Reg. S, (EURIBOR 1 Month + 0.85%), 2.74%, 09/28/2038 (aa)	EUR	645	760
AutoFlorence Srl, (Italy),
Series 2, Class A, Reg. S, (EURIBOR 1 Month + 0.70%), 2.60%, 12/24/2044 (aa)	EUR	125	147
Series 2, Class B, Reg. S, (EURIBOR 1 Month + 0.75%), 2.65%, 12/24/2044 (aa)	EUR	26	31
Series 3, Class A, Reg. S, (EURIBOR 1 Month + 0.95%), 2.84%, 12/25/2046 (aa)	EUR	474	559
Series 3, Class B, Reg. S, (EURIBOR 1 Month + 2.35%), 4.24%, 12/25/2046 (aa)	EUR	47	57
Autonoria Spain 2022 FT, (Spain),
Series 2022-SP, Class A, Reg. S, (EURIBOR 1 Month + 0.84%), 2.73%, 01/25/2040 (aa)	EUR	298	351
Series 2022-SP, Class B, Reg. S, (EURIBOR 1 Month + 2.00%), 3.89%, 01/26/2040 (aa)	EUR	37	45
Autonoria Spain 2023 FT, (Spain),
Series 2023-SP, Class A, Reg. S, (EURIBOR 1 Month + 0.70%), 2.59%, 09/30/2041 (aa)	EUR	397	467
Series 2023-SP, Class B, Reg. S, (EURIBOR 1 Month + 1.15%), 3.04%, 09/30/2041 (aa)	EUR	57	67
Avis Budget Rental Car Funding AESOP LLC, Series 2024-1A, Class A, 5.36%, 06/20/2030 (e)		1,500	1,547
BofA Auto Trust, Series 2025-1A, Class A2A, 4.52%, 11/22/2027 (e)		659	660
Capital One Prime Auto Receivables Trust, Series 2023-2, Class A3, 5.82%, 06/15/2028		702	710
Cardiff Auto Receivables Securitisation plc, (United Kingdom), Series 2024-1, Class B, Reg. S, (SONIA Interest Rate Benchmark + 1.40%), 5.18%, 08/20/2031 (aa)	GBP	264	357
CarMax Auto Owner Trust,
Series 2023-3, Class A3, 5.28%, 05/15/2028		626	631
Series 2023-4, Class A3, 6.00%, 07/17/2028		1,180	1,195
Series 2024-1, Class A3, 4.92%, 10/16/2028		872	878
Series 2024-2, Class A2A, 5.65%, 05/17/2027		10	10
Series 2025-1, Class A3, 4.84%, 01/15/2030		500	507
Series 2025-2, Class A2A, 4.59%, 07/17/2028		1,722	1,727
Cars Alliance Auto Leases France, (France),
Series 2023-1FRV, Class A, Reg. S, (EURIBOR 1 Month + 0.65%), 2.57%, 10/21/2038 (aa)	EUR	341	401

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Automobile ABS — continued
Series 2023-1FRV, Class B, Reg. S, (EURIBOR 1 Month + 1.30%), 3.22%, 10/21/2038 (aa)	EUR	400	472
Carvana Auto Receivables Trust,
Series 2023-P1, Class A4, 5.94%, 01/10/2029 (e)		1,000	1,014
Series 2024-P1, Class A3, 5.05%, 04/10/2029 (e)		746	750
Series 2024-P4, Class A3, 4.64%, 01/10/2030		400	402
Series 2025-P4, Class A2, 4.19%, 03/12/2029		2,000	2,004
Citizen Irish Auto Receivables Trust 2023 DAC, (Ireland),
Series 2023-1, Class A, Reg. S, (EURIBOR 1 Month + 0.77%), 2.67%, 12/15/2032 (aa)	EUR	106	124
Series 2023-1, Class B, Reg. S, (EURIBOR 1 Month + 1.40%), 3.30%, 12/15/2032 (aa)	EUR	121	143
Citizens Auto Receivables Trust, Series 2023-1, Class A3, 5.84%, 01/18/2028 (e)		728	733
E-Carat DE, (Luxembourg), Series 2024-1, Class A, Reg. S, (EURIBOR 1 Month + 0.45%), 2.34%, 11/25/2035 (aa)	EUR	667	783
Enterprise Fleet Financing LLC, Series 2023-1, Class A2, 5.51%, 01/22/2029 (e)		69	69
FCT Autonoria DE 2023, (France), Series 2023-DE, Class B, Reg. S, (EURIBOR 1 Month + 1.15%), 3.04%, 01/26/2043 (aa)	EUR	105	124
Finance Ireland Auto Receivables No. 2 DAC, (Ireland), Series 2, Class A, Reg. S, (EURIBOR 1 Month + 0.68%), 2.62%, 11/14/2034 (aa)	EUR	774	911
Ford Auto Securitization Trust II, (Canada), Series 2024-BA, Class A2, 3.72%, 11/15/2028 (e)	CAD	1,834	1,345
Ford Credit Auto Lease Trust, Series 2024-B, Class A2B, (United States 30 Day Average SOFR + 0.40%), 4.38%, 02/15/2027 (aa)		112	112
Ford Credit Auto Owner Trust,
Series 2022-D, Class A3, 5.27%, 05/17/2027		19	19
Series 2024-1, Class A, SUB, 4.87%, 08/15/2036 (e)		789	809
Series 2024-C, Class A2A, 4.32%, 08/15/2027		613	614
Series 2024-C, Class A3, 4.07%, 07/15/2029		829	832
Series 2025-B, Class A2A, 3.88%, 06/15/2028		1,500	1,500
Ford Credit Auto Owner Trust / Ford Credit, Series 2025-1, Class A, SUB, 4.86%, 08/15/2037 (e)		960	987

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2025	SIX CIRCLES TRUST	1

Six Circles Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2025 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Asset-Backed Securities — continued
Automobile ABS — continued
Ford Credit Floorplan Master Owner Trust A, Series 2023-1, Class A2, (United States 30 Day Average SOFR + 1.25%), 5.23%, 05/15/2028 (e) (aa)		1,290	1,294
GM Financial Automobile Leasing Trust,
Series 2024-3, Class A2A, 4.29%, 01/20/2027		557	557
Series 2025-1, Class A2A, 4.54%, 05/20/2027		1,447	1,451
Series 2025-2, Class A2A, 4.55%, 07/20/2027		734	736
GM Financial Consumer Automobile Receivables Trust,
Series 2023-2, Class A3, 4.47%, 02/16/2028		170	171
Series 2023-4, Class A3, 5.78%, 08/16/2028		706	713
Series 2024-1, Class A3, 4.85%, 12/18/2028		779	784
Series 2024-4, Class A2A, 4.53%, 10/18/2027		325	325
Series 2024-4, Class A3, 4.40%, 08/16/2029		2,554	2,573
GMF Floorplan Owner Revolving Trust,
Series 2023-1, Class A1, 5.34%, 06/15/2028 (e)		1,500	1,509
Series 2024-4A, Class A1, 4.73%, 11/15/2029 (e)		945	958
Golden Bar Securitisation Srl, (Italy), Series 2023-2, Class B, Reg. S, (EURIBOR 3 Month + 2.90%), 4.94%, 09/22/2043 (aa)	EUR	200	240
Harley-Davidson Motorcycle Trust,
Series 2024-B, Class A2, 4.62%, 08/16/2027		248	249
Series 2025-A, Class A2A, 4.71%, 07/17/2028		409	410
Hertz Vehicle Financing III LLC, Series 2023-1A, Class A, 5.49%, 06/25/2027 (e)		1,700	1,706
Hill FL 2024-1BV, (Netherlands), Series 2024-1FL, Class B, Reg. S, (EURIBOR 1 Month + 1.10%), 3.04%, 02/18/2032 (aa)	EUR	137	161
Hill FL 2024-2 BV, (Netherlands), Series 2024-2FL, Class A, Reg. S, (EURIBOR 1 Month + 0.72%), 2.66%, 10/18/2032 (aa)	EUR	482	566
Honda Auto Receivables Owner Trust, Series 2025-3, Class A3, 4.04%, 02/21/2030		1,895	1,906
Hyundai Auto Lease Securitization Trust,
Series 2025-B, Class A2A, 4.58%, 09/15/2027 (e)		988	991
Series 2025-C, Class A2A, 4.37%, 01/18/2028 (e)		1,000	1,004

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Automobile ABS — continued
Hyundai Auto Receivables Trust,
Series 2023-A, Class A3, 4.58%, 04/15/2027		86	86
Series 2024-A, Class A3, 4.99%, 02/15/2029		3,189	3,216
Series 2024-B, Class A3, 4.84%, 03/15/2029		1,787	1,807
Series 2024-C, Class A3, 4.41%, 05/15/2029		1,921	1,936
Koromo Italy Srl, (Italy), Series 1, Class A, Reg. S, (EURIBOR 1 Month + 0.80%), 2.69%, 02/26/2035 (aa)	EUR	14	16
LT Autorahoitus V DAC, (Ireland), Series 5, Class B, Reg. S, (EURIBOR 1 Month + 0.90%), 2.84%, 05/18/2035 (aa)	EUR	400	470
LT Rahoitus 2025-1 DAC, (Ireland), Series 6, Class A, Reg. S, (EURIBOR 1 Month + 0.54%), 2.48%, 07/18/2036 (aa)	EUR	419	493
Mercedes-Benz Auto Lease Trust, Series 2024-B, Class A2A, 4.57%, 12/15/2026		99	99
Mercedes-Benz Auto Receivables Trust, Series 2023-1, Class A3, 4.51%, 11/15/2027		255	256
Metro Finance Trust, (Australia),
Series 2022-2, Class A1, (BBSW ASX Australian 1 Month + 1.75%), 5.30%, 09/19/2028 (aa)	AUD	526	351
Series 2024-1, Class A, Reg. S, (BBSW ASX Australian 1 Month + 1.25%), 4.81%, 09/17/2030 (aa)	AUD	299	200
Nissan Auto Lease Trust,
Series 2024-B, Class A3, 4.92%, 11/15/2027		500	505
Series 2025-A, Class A2B, (United States 30 Day Average SOFR + 0.45%), 4.43%, 11/15/2027 (aa)		811	811
Series 2025-B, Class A2A, 4.44%, 03/15/2028		2,195	2,205
OneMain Direct Auto Receivables Trust, Series 2022-1A, Class A2, (United States 30 Day Average SOFR + 1.60%), 5.58%, 03/14/2029 (e) (aa)		107	107
Oscar US Funding XVII LLC, Series 2024-2A, Class A2, 4.63%, 12/10/2027 (e)		506	506
Panorama Auto Trust, (Australia), Series 2025-1, Class A, Reg. S, (BBSW ASX Australian 1 Month + 0.97%), 4.52%, 03/15/2033 (aa)	AUD	412	275
Pony SA, (Luxembourg),
Series 2024-1, Class A, Reg. S, (EURIBOR 1 Month + 0.52%), 2.46%, 01/14/2033 (aa)	EUR	596	701
Series 2024-1, Class B, Reg. S, (EURIBOR 1 Month + 0.85%), 2.79%, 01/14/2033 (aa)	EUR	90	105

SEE NOTES TO FINANCIAL STATEMENTS.

2	SIX CIRCLES TRUST	DECEMBER 31, 2025

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Asset-Backed Securities — continued
Automobile ABS — continued
Porsche Financial Auto Securitization Trust, Series 2024-1A, Class A3, 4.44%, 01/22/2030 (e)		2,049	2,057
Red & Black Auto Germany UG, (Germany), Series 10, Class B, Reg. S, (EURIBOR 1 Month + 1.20%), 3.14%, 09/15/2032 (aa)	EUR	63	74
Red & Black Auto Italy Srl, (Italy),
Series 2, Class A1, Reg. S, (EURIBOR 1 Month + 1.00%), 2.89%, 07/28/2034 (aa)	EUR	306	361
Series 2, Class B, Reg. S, (EURIBOR 1 Month + 1.80%), 3.69%, 07/28/2034 (aa)	EUR	64	75
RevoCar UG, (Germany), Series 2024-1, Class A, Reg. S, (EURIBOR 1 Month + 0.56%), 2.48%, 02/21/2037 (aa)	EUR	368	432
SBNA Auto Lease Trust,
Series 2024-B, Class A3, 5.56%, 11/22/2027 (e)		820	824
Series 2024-C, Class A3, 4.56%, 02/22/2028 (e)		787	789
SFS Auto Receivables Securitization Trust,
Series 2024-2A, Class A3, 5.33%, 11/20/2029 (e)		932	942
Series 2025-2A, Class A3, 4.44%, 12/20/2030 (e)		885	893
Tesla Lease Electric Vehicle Securitization LLC, Series 2025-A, Class A2, 4.14%, 06/20/2028 (e)		1,100	1,102
Toyota Auto Loan Extended Note Trust, Series 2025-1A, Class A, 4.65%, 05/25/2038 (e)		1,596	1,629
Toyota Auto Receivables Owner Trust,
Series 2022-C, Class A3, 3.76%, 04/15/2027		119	119
Series 2023-A, Class A3, 4.63%, 09/15/2027		68	69
Series 2024-A, Class A3, 4.83%, 10/16/2028		3,432	3,454
Toyota Lease Owner Trust, Series 2025-A, Class A2A, 4.58%, 07/20/2027 (e)		1,148	1,151
Upgrade Auto Receivables Trust, Series 2025-1A, Class A2, 4.54%, 05/15/2029 (e)		600	601

Total Automobile ABS			71,875

Credit Card ABS — 1.5%
American Express Credit Account Master Trust,
Series 2023-2, Class A, 4.80%, 05/15/2030		900	922
Series 2024-2, Class A, 5.24%, 04/15/2031		1,990	2,075
Series 2025-1, Class A, 4.56%, 12/17/2029		2,210	2,246

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Credit Card ABS — continued
Compartment BL Consumer Credit 2024, (Luxembourg),
Series 2024-1, Class A, Reg. S, (EURIBOR 1 Month + 0.63%), 2.52%, 09/25/2041 (aa)	EUR	321	378
Series 2024-1, Class B, Reg. S, (EURIBOR 1 Month + 0.90%), 2.79%, 09/25/2041 (aa)	EUR	292	342
Golden Credit Card Trust, Series 2021-1A, Class A, 1.14%, 08/15/2028 (e)		1,500	1,475
Golden Credit Card Trust, (Canada), Series 2022-1A, Class A, 1.97%, 01/15/2029 (e)		1,000	980
Newday Funding Master Issuer plc, (United Kingdom), Series 2025-1X, Class A, Reg. S, (SONIA Interest Rate Benchmark + 0.85%), 4.80%, 04/15/2033 (aa)	GBP	599	809
NewDay Funding, (United Kingdom), Series 2024-1X, Class A, Reg. S, (SONIA Interest Rate Benchmark + 1.18%), 5.02%, 03/15/2032 (aa)	GBP	534	724
Synchrony Card Funding LLC, Series 2023-A1, Class A, 5.54%, 07/15/2029		1,000	1,008
Trillium Credit Card Trust II, Series 2025-1A, Class A, (United States SOFR + 0.59%), 4.30%, 09/26/2030 (e) (aa)		1,000	1,003

Total Credit Card ABS			11,962

Other ABS — 1.5%
Brignole Co., (Italy), Series 2024, Class A, Reg. S, (EURIBOR 1 Month + 0.78%), 2.68%, 02/24/2042 (aa)	EUR	324	382
CNH Equipment Trust,
Series 2024-A, Class A3, 4.77%, 06/15/2029		398	402
Series 2024-C, Class A3, 4.03%, 01/15/2030		275	276
Dell Equipment Finance Trust, Series 2024-2, Class A2, 4.69%, 08/22/2030 (e)		826	828
DLLAA LLC, Series 2025-1A, Class A2, 4.70%, 10/20/2027 (e)		761	764
Dryden 49 Senior Loan Fund, (Cayman Islands), Series 2017-49A, Class AR, (CME Term SOFR 3 Month + 1.21%), 5.10%, 07/18/2030 (e) (aa)		227	227
GreenSky Home Improvement Issuer Trust, Series 2025-1A, Class A2, 5.12%, 03/25/2060 (e)		198	199
Kubota Credit Owner Trust,
Series 2025-1A, Class A2, 4.61%, 12/15/2027 (e)		265	266
Series 2025-1A, Class A3, 4.67%, 06/15/2029 (e)		599	608
Madison Park Funding XXXIII Ltd., (Cayman Islands), Series 2019-33A, Class AR, (CME Term SOFR 3 Month + 1.29%), 5.19%, 10/15/2032 (e) (aa)		246	246

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2025	SIX CIRCLES TRUST	3

Six Circles Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2025 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Asset-Backed Securities — continued
Other ABS — continued
OneMain Financial Issuance Trust, Series 2023-2A, Class A2, (United States 30 Day Average SOFR + 1.50%), 5.48%, 09/15/2036 (e) (aa)		1,452	1,464
Pagaya Ai Debt Grantor Trust, Series 2025-6, Class A1, 4.25%, 09/15/2026 (e)		1,576	1,576
PEAC Solutions Receivables LLC, Series 2025-1A, Class A2, 4.94%, 10/20/2028 (e)		1,000	1,006
Rockford Tower CLO 2017-3 Ltd., (Cayman Islands), Series 2017-3A, Class A, (CME Term SOFR 3 Month + 1.45%), 5.34%, 10/20/2030 (e) (aa)		25	25
SC Germany SA Compartment Consumer, (Germany), Series 2025-1, Class B, Reg. S, (EURIBOR 1 Month + 0.95%), 2.89%, 12/14/2038 (aa)	EUR	200	234
SC Germany SA Compartment Consumer, (Luxembourg), Series 2020-1, Class C, Reg. S, (EURIBOR 1 Month + 1.75%), 3.69%, 11/14/2034 (aa)	EUR	51	60
TAGUS - Sociedade de Titularizacao de Creditos SA / Viriato Finance No. 1, (Portugal), Series 1, Class B, Reg. S, (EURIBOR 1 Month + 0.95%), 2.84%, 10/28/2040 (aa)	EUR	129	151
Tesla Sustainable Energy Trust, Series 2024-1A, Class A2, 5.08%, 06/21/2050 (e)		396	398
Verizon Master Trust,
Series 2024-6, Class A1B, (United States 30 Day Average SOFR + 0.67%), 4.59%, 08/20/2030 (aa)		1,000	1,005
Series 2025-1, Class A, 4.71%, 01/21/2031		1,500	1,526
Youni Italy Srl, (Italy), Series 2024-1, Class A, Reg. S, (EURIBOR 1 Month + 0.88%), 2.77%, 04/25/2034 (aa)	EUR	294	347

Total Other ABS			11,990

Student Loan ABS — 1.3%
ELFI Graduate Loan Program LLC, Series 2021-A, Class A, 1.53%, 12/26/2046 (e)		497	447
Navient Private Education Loan Trust,
Series 2016-AA, Class A2A, 3.91%, 12/15/2045 (e)		152	152
Series 2018-BX, Class A2B, Reg. S, (CME Term SOFR 1 Month + 0.83%), 4.58%, 12/15/2059 (aa)		43	43
Series 2020-A, Class A2B, (CME Term SOFR 1 Month + 1.01%), 4.76%, 11/15/2068 (e) (aa)		854	852
Navient Private Education Refi Loan Trust,
Series 2019-D, Class A2B, (CME Term SOFR 1 Month + 1.16%), 4.91%, 12/15/2059 (e) (aa)		164	164

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Student Loan ABS — continued
Series 2019-GA, Class A, 2.40%, 10/15/2068 (e)	69	67
Series 2020-IA, Class A1B, (CME Term SOFR 1 Month + 1.11%), 4.86%, 04/15/2069 (e) (aa)	103	102
Series 2021-DA, Class A, (Prime Rate + -1.99%), 4.76%, 04/15/2060 (e) (aa)	238	236
Navient Student Loan Trust, Series 2019-BA, Class A2B, (CME Term SOFR 1 Month + 1.09%), 4.84%, 12/15/2059 (e) (aa)	97	97
Nelnet Student Loan Trust,
Series 2019-2A, Class A, (United States 30 Day Average SOFR + 1.01%), 4.89%, 06/27/2067 (e) (aa)	423	423
Series 2021-CA, Class AFL, (CME Term SOFR 1 Month + 0.85%), 4.59%, 04/20/2062 (e) (aa)	481	480
Series 2025-BA, Class A1A, 4.84%, 05/17/2055 (e)	468	470
Series 2025-CA, Class A1B, (United States 30 Day Average SOFR + 1.35%), 5.27%, 06/22/2065 (e) (aa)	860	866
Series 2025-DA, Class A1A, 4.65%, 08/20/2054 (e)	500	498
Prodigy Finance DAC, (Ireland), Series 2021-1A, Class A, (CME Term SOFR 1 Month + 1.36%), 5.09%, 07/25/2051 (e) (aa)	29	28
SMB Private Education Loan Trust,
Series 2020-A, Class A2B, (CME Term SOFR 1 Month + 0.94%), 4.69%, 09/15/2037 (e) (aa)	233	233
Series 2020-PTA, Class A2A, 1.60%, 09/15/2054 (e)	205	195
Series 2021-A, Class A2A1, (CME Term SOFR 1 Month + 0.84%), 4.59%, 01/15/2053 (e) (aa)	1,175	1,164
Series 2021-A, Class APL, 0.00%, 01/15/2053 (e) (z)	129	128
Series 2021-D, Class A1B, (CME Term SOFR 1 Month + 0.71%), 4.46%, 03/17/2053 (e) (aa)	102	101
Series 2022-B, Class A1B, (United States 30 Day Average SOFR + 1.45%), 5.43%, 02/16/2055 (e) (aa)	1,028	1,037
Series 2022-C, Class A1B, (United States 30 Day Average SOFR + 1.85%), 5.83%, 05/16/2050 (e) (aa)	151	153
Series 2022-D, Class A1B, (United States 30 Day Average SOFR + 1.80%), 5.78%, 10/15/2058 (e) (aa)	1,599	1,628
Series 2023-A, Class A1A, 5.38%, 01/15/2053 (e)	117	119
Series 2023-D, Class A1B, (United States 30 Day Average SOFR + 1.65%), 5.63%, 09/15/2053 (e) (aa)	695	707

SEE NOTES TO FINANCIAL STATEMENTS.

4	SIX CIRCLES TRUST	DECEMBER 31, 2025

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Asset-Backed Securities — continued
Student Loan ABS — continued
Series 2024-A, Class A1B, (United States 30 Day Average SOFR + 1.45%), 5.43%, 03/15/2056 (e) (aa)		157	158
Towd Point Asset Trust, Series 2021-SL1, Class A2, (CME Term SOFR 1 Month + 0.81%), 4.55%, 11/20/2061 (e) (aa)		52	52

Total Student Loan ABS			10,600

Total Asset-Backed Securities (Cost $104,725)			106,427

Certificates of Deposit — 0.1%
Financial — 0.1%
Banks — 0.1%
Mizuho Bank Ltd., (Japan), (BBSW ASX Australian 3 Month + 0.85%), 4.56%, 09/14/2026 (aa)	AUD	500	335
MUFG Bank Ltd., (Japan), (BBSW ASX Australian 3 Month + 0.87%), 4.52%, 02/17/2026 (aa)	AUD	800	534

Total Financial			869

Total Certificates of Deposit (Cost $859)			869

Collateralized Mortgage Obligations — 7.0%
Agency Collateral CMO — 5.1%
FHLMC REMICS,
Series 5426, Class BF, (United States 30 Day Average SOFR + 0.90%), 5.11%, 04/15/2049 (aa)		352	353
Series 5480, Class FG, (United States 30 Day Average SOFR + 1.15%), 5.02%, 12/25/2054 (aa)		543	545
Series 5493, Class FK, (United States 30 Day Average SOFR + 1.15%), 5.02%, 01/25/2055 (aa)		550	552
Series 5499, Class FH, (United States 30 Day Average SOFR + 1.20%), 5.07%, 02/25/2055 (aa)		277	278
Series 5508, Class DF, (United States 30 Day Average SOFR + 1.00%), 4.87%, 02/25/2055 (aa)		690	694
Series 5508, Class FC, (United States 30 Day Average SOFR + 1.00%), 4.87%, 02/25/2055 (aa)		660	663
Series 5517, Class FE, (United States 30 Day Average SOFR + 0.95%), 4.82%, 03/25/2055 (aa)		1,589	1,595
Series 5517, Class MF, (United States 30 Day Average SOFR + 0.95%), 4.82%, 03/25/2055 (aa)		575	577
Series 5528, Class FA, (United States 30 Day Average SOFR + 0.87%), 4.74%, 04/25/2055 (aa)		1,296	1,300

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Agency Collateral CMO — continued
Series 5532, Class FA, (United States 30 Day Average SOFR + 0.95%), 4.82%, 04/25/2055 (aa)	1,302	1,307
Series 5534, Class FM, (United States 30 Day Average SOFR + 0.93%), 4.80%, 05/25/2055 (aa)	1,145	1,150
Series 5546, Class FB, (United States 30 Day Average SOFR + 1.00%), 4.87%, 06/25/2055 (aa)	1,164	1,170
Series 5548, Class AF, (United States 30 Day Average SOFR + 1.00%), 4.87%, 06/25/2055 (aa)	1,318	1,326
Series 5549, Class CF, (United States 30 Day Average SOFR + 1.00%), 4.87%, 10/25/2052 (aa)	923	928
Series 5549, Class FA, (United States 30 Day Average SOFR + 1.25%), 5.12%, 06/25/2055 (aa)	1,275	1,282
Series 5560, Class FB, (United States 30 Day Average SOFR + 1.00%), 4.87%, 06/25/2055 (aa)	531	534
Series 5564, Class FB, (United States 30 Day Average SOFR + 1.20%), 5.07%, 08/25/2055 (aa)	1,158	1,163
Series 5565, Class FA, (United States 30 Day Average SOFR + 1.15%), 5.02%, 08/25/2055 (aa)	756	759
Series 5565, Class FB, (United States 30 Day Average SOFR + 0.95%), 4.82%, 08/25/2055 (aa)	492	494
Series 5567, Class FB, (United States 30 Day Average SOFR + 1.00%), 4.87%, 08/25/2055 (aa)	1,076	1,082
Series 5601, Class F, (United States 30 Day Average SOFR + 0.90%), 4.77%, 11/25/2055 (aa)	494	496
FNMA REMICS,
Series 2016-3, Class FB, (United States 30 Day Average SOFR + 0.46%), 4.34%, 02/25/2046 (aa)	552	549
Series 2018-82, Class W, 6.27%, 11/25/2058 (z)	160	164
Series 2020-29, Class FC, (United States 30 Day Average SOFR + 0.91%), 5.12%, 05/25/2050 (aa)	934	931
Series 2022-8, Class D, 2.00%, 08/25/2038	827	777
Series 2023-46, Class FA, (United States 30 Day Average SOFR + 1.30%), 5.17%, 10/25/2053 (aa)	899	904
Series 2024-38, Class FA, (United States 30 Day Average SOFR + 0.80%), 5.01%, 01/25/2051 (aa)	687	688

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2025	SIX CIRCLES TRUST	5

Six Circles Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2025 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Collateralized Mortgage Obligations — continued
Agency Collateral CMO — continued
Series 2024-95, Class KF, (United States 30 Day Average SOFR + 1.10%), 4.97%, 12/25/2054 (aa)	322	323
Series 2024-100, Class FA, (United States 30 Day Average SOFR + 1.10%), 4.97%, 06/25/2054 (aa)	543	545
Series 2024-101, Class FB, (United States 30 Day Average SOFR + 1.10%), 4.97%, 01/25/2055 (aa)	700	703
Series 2024-103, Class FC, (United States 30 Day Average SOFR + 1.15%), 5.02%, 01/25/2055 (aa)	814	817
Series 2024-104, Class FA, (United States 30 Day Average SOFR + 1.05%), 4.92%, 01/25/2055 (aa)	818	820
Series 2025-1, Class FD, (United States 30 Day Average SOFR + 1.20%), 5.07%, 02/25/2055 (aa)	283	284
Series 2025-6, Class FA, (United States 30 Day Average SOFR + 1.25%), 5.12%, 02/25/2055 (aa)	362	363
Series 2025-18, Class FA, (United States 30 Day Average SOFR + 0.95%), 4.82%, 11/25/2053 (aa)	640	642
Series 2025-18, Class FM, (United States 30 Day Average SOFR + 0.90%), 4.77%, 09/25/2054 (aa)	3,234	3,244
GNMA,
Series 2015-H04, Class FA, (CME Term SOFR 1 Month + 0.76%), 4.76%, 12/20/2064 (aa)	425	426
Series 2017-H02, Class FH, (CME Term SOFR 1 Year + 1.22%), 5.45%, 01/20/2067 (aa)	412	416
Series 2018-H18, Class FC, (CME Term SOFR 1 Month + 0.46%), 4.46%, 08/20/2065 (aa)	134	134
Series 2019-54, Class KF, (CME Term SOFR 1 Month + 0.53%), 4.41%, 05/20/2044 (aa)	222	218
Series 2021-H09, Class FG, (United States 30 Day Average SOFR + 1.50%), 5.42%, 06/20/2071 (aa)	1,318	1,350
Series 2022-5, Class FA, (United States 30 Day Average SOFR + 0.30%), 3.50%, 01/20/2052 (aa)	731	657
Series 2022-H01, Class FA, (United States 30 Day Average SOFR + 0.35%), 4.27%, 01/20/2072 (aa)	684	674
Series 2023-H02, Class FA, (United States 30 Day Average SOFR + 0.90%), 4.82%, 01/20/2073 (aa)	484	488
Series 2023-H12, Class FA, (United States 30 Day Average SOFR + 1.00%), 4.92%, 05/20/2073 (aa)	1,555	1,574

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Agency Collateral CMO — continued
Series 2023-H26, Class DF, (United States 30 Day Average SOFR + 0.30%), 4.22%, 09/20/2073 (aa)		523	521
Series 2023-H27, Class FD, (United States 30 Day Average SOFR + 1.10%), 5.02%, 11/20/2073 (aa)		434	442
Series 2024-13, Class FA, (United States 30 Day Average SOFR + 0.95%), 4.87%, 01/20/2054 (aa)		120	121
Series 2024-H01, Class FB, (United States 30 Day Average SOFR + 0.90%), 4.82%, 01/20/2074 (aa)		935	943
Series 2024-H02, Class FH, (United States 30 Day Average SOFR + 0.93%), 4.85%, 01/20/2074 (aa)		900	909
Series 2025-204, Class FH, (United States 30 Day Average SOFR + 0.95%), 4.89%, 12/20/2055 (aa)		1,000	1,001
Series 2025-H18, Class FL, (United States 30 Day Average SOFR + 0.70%), 4.62%, 08/20/2075 (aa)		890	898
Series 2025-H20, Class FA, (United States 30 Day Average SOFR + 0.77%), 4.69%, 09/20/2075 (aa)		251	251
Series 2025-H22, Class F, (United States 30 Day Average SOFR + 0.78%), 4.70%, 10/20/2075 (aa)		249	250

Total Agency Collateral CMO			41,275

Agency Collateral PAC CMO — 0.1%
FHLMC REMICS, Series 5584, Class DF, (United States 30 Day Average SOFR + 0.90%), 4.77%, 10/25/2055 (aa)		481	483
GNMA,
Series 2017-121, Class PE, 3.00%, 07/20/2046		70	69
Series 2025-89, Class PF, (United States 30 Day Average SOFR + 0.95%), 4.87%, 05/20/2055 (aa)		293	294

Total Agency Collateral PAC CMO			846

WL Collateral CMO — 1.8%
Atlas Funding plc, (United Kingdom),
Series 2024-1, Class A, Reg. S, (SONIA Interest Rate Benchmark + 0.85%), 4.64%, 09/20/2061 (aa)	GBP	408	551
Series 2025-1, Class A, Reg. S, (SONIA Interest Rate Benchmark + 0.80%), 4.59%, 07/20/2062 (aa)	GBP	398	536
Avon Finance, (United Kingdom), Series 4A, Class A, (SONIA Interest Rate Benchmark + 0.90%), 4.64%, 12/28/2049 (e) (aa)	GBP	502	677
Braccan Mortgage Funding plc, (United Kingdom), Series 2024-1, Class A, Reg. S, (SONIA Interest Rate Benchmark + 0.84%), 4.70%, 02/15/2067 (aa)	GBP	720	972

SEE NOTES TO FINANCIAL STATEMENTS.

6	SIX CIRCLES TRUST	DECEMBER 31, 2025

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Collateralized Mortgage Obligations — continued
WL Collateral CMO — continued
Cheshire plc, (United Kingdom), Series 2025-1, Class A, Reg. S, (SONIA Interest Rate Benchmark + 0.80%), 4.80%, 06/28/2048 (aa)	GBP	1,404	1,890
Citadel plc, (United Kingdom), Series 2024-1, Class A, Reg. S, (SONIA Interest Rate Benchmark + 1.02%), 4.75%, 04/28/2060 (aa)	GBP	642	867
CSMC Trust, Series 2021-RPL4, Class A1, 4.15%, 12/27/2060 (e) (z)		228	227
Dutch Property Finance BV, (Netherlands), Series 2022-1, Class A, Reg. S, (EURIBOR 3 Month + 0.75%), 2.82%, 10/28/2059 (aa)	EUR	555	653
Economic Master Issuer plc, (United Kingdom), Series 2023-1, Class A, Reg. S, (SONIA Interest Rate Benchmark + 0.56%), 4.29%, 06/25/2074 (aa)	GBP	195	263
Firstmac Mortgage Funding Trust No. 4, (Australia),
Series 2021-2, Class A1, Reg. S, (BBSW ASX Australian 1 Month + 0.73%), 4.28%, 09/24/2052 (aa)	AUD	224	149
Series 2024-4, Class A1, Reg. S, (BBSW ASX Australian 1 Month + 1.08%), 4.63%, 02/18/2056 (aa)	AUD	301	202
GS Mortgage-Backed Securities Corp. Trust, Series 2021-RPL1, Class A1, 1.75%, 12/25/2060 (e) (z)		194	182
Holmes Master Issuer plc, (United Kingdom), Series 2023-1X, Class A1, Reg. S, (SONIA Interest Rate Benchmark + 0.58%), 4.52%, 10/15/2072 (aa)	GBP	666	899
Legacy Mortgage Asset Trust, Series 2021-GS3, Class A1, SUB, 5.75%, 07/25/2061 (e)		898	898
MFA Trust, Series 2021-RPL1, Class A1, 1.13%, 07/25/2060 (e) (z)		222	205
Morgan Stanley Residential Mortgage Loan Trust, Series 2025-NQM8, Class A1, 4.96%, 09/25/2070 (e) (z)		194	194
New Residential Mortgage Loan Trust,
Series 2018-3A, Class A1, 4.50%, 05/25/2058 (e) (z)		73	71
Series 2019-NQM5, Class A1, 2.71%, 11/25/2059 (e) (z)		194	186
Series 2021-NQ2R, Class A1, 0.94%, 10/25/2058 (e) (z)		229	220
OBX Trust, Series 2024-NQM16, Class A1, SUB, 5.53%, 10/25/2064 (e)		276	278
Sapphire XXII Series Trust, (Australia), Series 2025-1, Class A1L, Reg. S, (BBSW ASX Australian 1 Month + 1.10%), 4.65%, 06/14/2066 (aa)	AUD	1,017	680

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

WL Collateral CMO — continued
Silverstone Master Issuer plc, (United Kingdom), Series 2023-1, Class 2A, Reg. S, (SONIA Interest Rate Benchmark + 0.50%), 4.43%, 01/21/2070 (aa)	GBP	635	856
Starwood Mortgage Residential Trust,
Series 2020-3, Class A1, 1.49%, 04/25/2065 (e) (z)		68	66
Series 2020-INV1, Class A1, 1.03%, 11/25/2055 (e) (z)		42	40
Series 2021-2, Class A1, 0.94%, 05/25/2065 (e) (z)		106	101
Towd Point Mortgage Funding 2024 - Granite 6 plc, (United Kingdom), Series 2024-GR6A, Class A1, (SONIA Interest Rate Benchmark + 0.93%), 4.86%, 07/20/2053 (e) (aa)	GBP	672	907
Towd Point Mortgage Trust, Series 2019-HY2, Class A1, (CME Term SOFR 1 Month + 1.11%), 4.85%, 05/25/2058 (e) (aa)		129	132
Triton Bond Trust in respect of Series 1, (Australia), Series 2021-2, Class A1AU, (BBSW ASX Australian 1 Month + 0.70%), 4.25%, 02/09/2053 (aa)	AUD	180	120
Verus Securitization Trust,
Series 2024-7, Class A1, 5.10%, 09/25/2069 (e) (z)		368	368
Series 2025-R1, Class A1A, SUB, 5.40%, 05/25/2065 (e)		922	929

Total WL Collateral CMO			14,319

Total Collateralized Mortgage Obligations (Cost $56,027)			56,440

Commercial Mortgage-Backed Securities — 2.2%
Commercial MBS — 2.2%
ARES Trust, Series 2025-IND3, Class A, (CME Term SOFR 1 Month + 1.50%), 5.25%, 04/15/2042 (e) (aa)		405	405
BAY Mortgage Trust, Series 2025-LIVN, Class A, (CME Term SOFR 1 Month + 1.80%), 5.55%, 05/15/2035 (e) (aa)		514	514
BBCMS Mortgage Trust, Series 2024-5C31, Class A3, 5.61%, 12/15/2057		500	522
BMO Mortgage Trust, Series 2024-5C8, Class A3, 5.63%, 12/15/2057 (z)		500	521
BMP, Series 2024-MF23, Class A, (CME Term SOFR 1 Month + 1.37%), 5.12%, 06/15/2041 (e) (aa)		690	691
BWAY Mortgage Trust, Series 2021-1450, Class A, (CME Term SOFR 1 Month + 1.36%), 5.11%, 09/15/2036 (e) (aa)		500	488
BX Commercial Mortgage Trust,
Series 2022-CSMO, Class A, (CME Term SOFR 1 Month + 2.11%), 5.86%, 06/15/2027 (e) (aa)		800	801

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2025	SIX CIRCLES TRUST	7

Six Circles Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2025 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Commercial Mortgage-Backed Securities — continued
Commercial MBS — continued
Series 2024-BRBK, Class A, (CME Term SOFR 1 Month + 2.88%), 6.61%, 10/15/2041 (e) (aa)	241	243
Series 2024-MF, Class A, (CME Term SOFR 1 Month + 1.44%), 5.19%, 02/15/2039 (e) (aa)	947	948
Series 2024-XL4, Class A, (CME Term SOFR 1 Month + 1.44%), 5.19%, 02/15/2039 (e) (aa)	850	851
Series 2024-XL5, Class A, (CME Term SOFR 1 Month + 1.39%), 5.14%, 03/15/2041 (e) (aa)	296	296
BX Trust,
Series 2024-CNYN, Class A, (CME Term SOFR 1 Month + 1.44%), 5.19%, 04/15/2041 (e) (aa)	111	111
Series 2024-PAT, Class A, (CME Term SOFR 1 Month + 2.09%), 5.84%, 03/15/2041 (e) (aa)	270	270
Series 2024-VLT4, Class A, (CME Term SOFR 1 Month + 1.49%), 5.24%, 06/15/2041 (e) (aa)	400	400
CEDR Commercial Mortgage Trust, Series 2022-SNAI, Class A, (CME Term SOFR 1 Month + 0.99%), 4.74%, 02/15/2039 (e) (aa)	530	523
COMM Mortgage Trust, Series 2024-WCL1, Class A, (CME Term SOFR 1 Month + 1.84%), 5.59%, 06/15/2041 (e) (aa)	420	421
CONE Trust, Series 2024-DFW1, Class A, (CME Term SOFR 1 Month + 1.64%), 5.39%, 08/15/2041 (e) (aa)	220	220
CSMC, Series 2021-BHAR, Class A, (CME Term SOFR 1 Month + 1.26%), 5.02%, 11/15/2038 (e) (aa)	699	694
ELM Trust,
Series 2024-ELM, Class A10, 5.80%, 06/10/2039 (e) (z)	800	804
Series 2024-ELM, Class A15, 5.80%, 06/10/2039 (e) (z)	800	804
INTOWN Mortgage Trust, Series 2025-STAY, Class A, (CME Term SOFR 1 Month + 1.35%), 5.10%, 03/15/2042 (e) (aa)	624	625
INV Mortgage Trust, Series 2024-IND, Class A, (CME Term SOFR 1 Month + 1.74%), 5.49%, 11/15/2041 (e) (aa)	190	189
LUX, Series 2023-LION, Class A, (CME Term SOFR 1 Month + 2.69%), 6.44%, 08/15/2040 (e) (aa)	185	187
Manhattan West Mortgage Trust, Series 2020-1MW, Class A, 2.13%, 09/10/2039 (e)	255	245
MF1X, Series 2021-W10, Class A, (CME Term SOFR 1 Month + 1.07%), 4.82%, 12/15/2034 (e) (aa)	1,130	1,129

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Commercial MBS — continued
Morgan Stanley Capital I Trust, Series 2019-PLND, Class A, (CME Term SOFR 1 Month + 1.11%), 4.87%, 05/15/2036 (e) (aa)		700	301
MTN Commercial Mortgage Trust, Series 2022-LPFL, Class A, (CME Term SOFR 1 Month + 1.40%), 5.16%, 03/15/2039 (e) (aa)		1,100	1,099
PRM5 Trust, Series 2025-PRM5, Class A, 4.47%, 03/10/2033 (e) (z)		504	504
SCG Commercial Mortgage Trust, Series 2025-DLFN, Class A, (CME Term SOFR 1 Month + 1.20%), 4.95%, 03/15/2035 (e) (aa)		285	284
SMRT, Series 2022-MINI, Class A, (CME Term SOFR 1 Month + 1.00%), 4.75%, 01/15/2039 (e) (aa)		350	350
Taurus 2025-2 UK DAC, (Ireland), Series 2025-UK2X, Class A, Reg. S, (SONIA Interest Rate Benchmark + 1.50%), 5.35%, 02/18/2035 (aa)	GBP	281	379
Thunder Logistics DAC, (Ireland), Series 2024-1X, Class A, Reg. S, (EURIBOR 3 Month + 1.50%), 3.56%, 11/17/2036 (aa)	EUR	299	351
UK Logistics DAC, (Ireland), Series 2024-1X, Class A, Reg. S, (SONIA Interest Rate Benchmark + 1.65%), 5.51%, 05/17/2034 (aa)	GBP	130	175
Vita Scientia DAC, (Ireland), Series 2022-1X, Class A, Reg. S, (EURIBOR 3 Month + 1.30%), 3.37%, 02/27/2033 (aa)	EUR	1,000	1,177
WEST Trust, Series 2025-ROSE, Class A, 5.28%, 04/10/2035 (e) (z)		438	445

Total Commercial MBS			17,967

Total Commercial Mortgage-Backed Securities (Cost $18,169)			17,967

Corporate Bonds — 51.2%
Basic Materials — 1.1%
Iron/Steel — 0.3%
Steel Dynamics, Inc., 1.65%, 10/15/2027		1,310	1,259
4.00%, 12/15/2028		1,160	1,159

			2,418

Mining — 0.8%
Glencore Funding LLC, 1.63%, 04/27/2026 (e)		2,900	2,876
3.88%, 10/27/2027 (e)		747	744
5.37%, 04/04/2029 (e)		805	831
6.13%, 10/06/2028 (e)		1,935	2,031

			6,482

Total Basic Materials			8,900

SEE NOTES TO FINANCIAL STATEMENTS.

8	SIX CIRCLES TRUST	DECEMBER 31, 2025

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Communications — 4.5%
Internet — 0.5%
Amazon.com, Inc., 3.90%, 11/20/2028	980	984
Netflix, Inc., 5.88%, 11/15/2028	945	994
Uber Technologies, Inc., 4.50%, 08/15/2029 (e)	2,200	2,200

		4,178

Media — 0.7%
Charter Communications Operating LLC / Charter Communications Operating Capital, 2.25%, 01/15/2029	830	777
4.20%, 03/15/2028	1,285	1,279
Comcast Corp., 3.15%, 03/01/2026	1,402	1,402
5.35%, 11/15/2027	865	885
Cox Communications, Inc., 3.35%, 09/15/2026 (e)	900	895
Fox Corp., 4.71%, 01/25/2029	300	304

		5,542

Telecommunications — 3.3%
AT&T, Inc., 1.70%, 03/25/2026	1,610	1,602
2.30%, 06/01/2027	3,045	2,976
2.95%, 07/15/2026	1,410	1,402
KT Corp., (South Korea), 4.38%, 01/03/2029 (e)	1,500	1,508
NTT Finance Corp., (Japan), 1.16%, 04/03/2026 (e)	4,585	4,551
5.10%, 07/02/2027 (e)	1,100	1,118
Rogers Communications, Inc., (Canada), 3.20%, 03/15/2027	2,210	2,188
T-Mobile USA, Inc., 1.50%, 02/15/2026	540	538
2.25%, 02/15/2026	6,270	6,256
3.75%, 04/15/2027	3,415	3,405
4.80%, 07/15/2028	1,535	1,563

		27,107

Total Communications		36,827

Consumer Cyclical — 3.5%
Airlines — 0.1%
American Airlines 2014-1 Class A Pass Through Trust, Series A, 3.70%, 10/01/2026	263	263
Southwest Airlines Co., 3.00%, 11/15/2026	300	297

		560

Auto Manufacturers — 3.1%
American Honda Finance Corp.,
(United States SOFR + 0.73%), 4.47%, 03/08/2027 (aa)	1,100	1,103
(United States SOFR + 0.73%), 4.54%, 08/13/2027 (aa)	2,000	2,004
BMW US Capital LLC,
(SOFR Compounded Index + 0.78%), 4.50%, 03/19/2027 (e) (aa)	200	201

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Auto Manufacturers — continued
(SOFR Compounded Index + 0.80%), 4.61%, 08/13/2026 (e) (aa)	1,900	1,906
(SOFR Compounded Index + 0.92%), 4.65%, 03/21/2028 (e) (aa)	400	402
Daimler Truck Finance North America LLC, 4.65%, 10/12/2030 (e)	2,100	2,117
Ford Motor Credit Co. LLC, 2.70%, 08/10/2026	1,150	1,139
5.80%, 03/05/2027	1,900	1,924
(United States SOFR + 2.95%), 6.69%, 03/06/2026 (aa)	300	301
General Motors Financial Co., Inc., 5.40%, 04/06/2026	700	702
Hyundai Capital America,
(United States SOFR + 0.99%), 4.72%, 03/25/2027 (e) (aa)	1,000	1,004
Reg. S, (United States SOFR + 1.04%), 4.77%, 06/24/2027 (aa)	300	301
Reg. S, (United States SOFR + 1.50%), 5.49%, 01/08/2027 (aa)	900	907
Mercedes-Benz Finance North America LLC,
Reg. S, (United States SOFR + 0.78%), 4.51%, 04/01/2027 (aa)	500	502
(United States SOFR + 0.63%), 4.52%, 07/31/2026 (e) (aa)	1,400	1,403
4.88%, 07/31/2026 (e)	1,120	1,126
4.90%, 01/09/2026 (e)	2,080	2,080
Nissan Motor Acceptance Co. LLC, 1.85%, 09/16/2026 (e)	900	878
Toyota Motor Credit Corp., 4.80%, 01/05/2026	3,265	3,265
Volkswagen Group of America Finance LLC,
(United States SOFR + 0.83%), 4.55%, 03/20/2026 (e) (aa)	500	500
(United States SOFR + 1.06%), 4.87%, 08/14/2026 (e) (aa)	480	482
4.90%, 08/14/2026 (e)	600	602

		24,849

Leisure Time — 0.2%
Royal Caribbean Cruises Ltd., (Liberia), 5.50%, 08/31/2026 (e)	2,000	2,003

Lodging — 0.1%
Las Vegas Sands Corp., 5.90%, 06/01/2027	650	663

Total Consumer Cyclical		28,075

Consumer Non-cyclical — 6.7%
Agriculture — 3.0%
Altria Group, Inc., 4.88%, 02/04/2028	4,540	4,616
BAT Capital Corp., 3.22%, 09/06/2026	3,525	3,507
3.56%, 08/15/2027	2,455	2,437
4.70%, 04/02/2027	2,750	2,769

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2025	SIX CIRCLES TRUST	9

Six Circles Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2025 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Agriculture — continued
BAT International Finance plc, (United Kingdom), 1.67%, 03/25/2026	2,700	2,685
4.45%, 03/16/2028	1,140	1,149
Imperial Brands Finance plc, (United Kingdom), 3.50%, 07/26/2026 (e)	200	199
4.50%, 06/30/2028 (e)	200	202
Japan Tobacco, Inc., (Japan), 4.85%, 05/15/2028 (e)	1,850	1,884
Philip Morris International, Inc., 3.88%, 10/27/2028	1,210	1,209
4.13%, 04/28/2028	975	980
4.38%, 11/01/2027	870	878
5.13%, 11/17/2027	1,985	2,028

		24,543

Beverages — 0.2%
Keurig Dr Pepper, Inc., (United States SOFR + 0.58%), 4.39%, 11/15/2026 (aa)	600	600
Pernod Ricard SA, (France), 3.25%, 06/08/2026 (e)	600	600

		1,200

Biotechnology — 0.2%
Amgen, Inc., 2.20%, 02/21/2027	1,640	1,609

Commercial Services — 0.5%
Global Payments, Inc., 1.20%, 03/01/2026	2,500	2,488
4.50%, 11/15/2028	1,665	1,669

		4,157

Food — 0.4%
Conagra Brands, Inc., 4.85%, 11/01/2028	1,000	1,012
Mars, Inc., 4.45%, 03/01/2027 (e)	2,040	2,055

		3,067

Healthcare - Services — 2.4%
Elevance Health, Inc., 1.50%, 03/15/2026	1,875	1,865
HCA, Inc., 3.13%, 03/15/2027	8,470	8,383
(United States SOFR + 0.87%), 4.64%, 03/01/2028 (aa)	700	705
5.00%, 03/01/2028	2,065	2,104
5.38%, 09/01/2026	2,000	2,004
Humana, Inc., 1.35%, 02/03/2027	900	874
5.75%, 03/01/2028	1,530	1,578
Roche Holdings, Inc., 2.63%, 05/15/2026 (e)	1,866	1,857

		19,370

Total Consumer Non-cyclical		53,946

Energy — 4.3%
Oil & Gas — 1.8%
BP Capital Markets America, Inc., 3.02%, 01/16/2027	955	947
Canadian Natural Resources Ltd., (Canada), 3.85%, 06/01/2027	1,300	1,297

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Oil & Gas — continued
Diamondback Energy, Inc., 5.20%, 04/18/2027	4,855	4,926
EQT Corp., 3.90%, 10/01/2027	2,560	2,549
4.50%, 01/15/2029	920	922
5.70%, 04/01/2028	1,325	1,368
6.50%, 07/01/2027	1,906	1,943
Occidental Petroleum Corp., 5.00%, 08/01/2027	830	845

		14,797

Pipelines — 2.5%
Cheniere Corpus Christi Holdings LLC, 5.13%, 06/30/2027	4,390	4,433
Enbridge, Inc., (Canada), 5.25%, 04/05/2027	1,295	1,313
ONEOK, Inc., 5.55%, 11/01/2026	3,220	3,255
Sabine Pass Liquefaction LLC, 4.20%, 03/15/2028	1,215	1,216
5.00%, 03/15/2027	7,610	7,662
5.88%, 06/30/2026	461	462
Targa Resources Corp., 5.20%, 07/01/2027	1,990	2,022

		20,363

Total Energy		35,160

Financial — 20.3%
Banks — 16.2%
ABN AMRO Bank NV, (Netherlands), (SOFR Compounded Index + 1.00%), 4.75%, 12/03/2028 (e) (aa)	300	301
Banco Santander SA, (Spain), (United States SOFR + 1.12%), 5.10%, 07/15/2028 (aa)	1,000	1,006
Bank of America Corp.,
(CME Term SOFR 3 Month + 1.32%), 3.56%, 04/23/2027 (aa)	2,400	2,396
(CME Term SOFR 3 Month + 1.77%), 3.71%, 04/24/2028 (aa)	1,105	1,100
(CME Term SOFR 3 Month + 1.47%), 3.97%, 02/07/2030 (aa)	875	871
(United States SOFR + 1.11%), 4.62%, 05/09/2029 (aa)	1,755	1,779
(United States SOFR + 2.04%), 4.95%, 07/22/2028 (aa)	2,815	2,855
(United States SOFR + 1.29%), 5.08%, 01/20/2027 (aa)	3,785	3,787
(United States SOFR + 1.34%), 5.93%, 09/15/2027 (aa)	4,360	4,416
(United States SOFR + 1.99%), 6.20%, 11/10/2028 (aa)	1,290	1,341
Bank of Montreal, (Canada), (SOFR Compounded Index + 0.88%), 4.61%, 09/10/2027 (aa)	300	301
Banque Federative du Credit Mutuel SA, (France), 5.90%, 07/13/2026 (e)	1,300	1,313

SEE NOTES TO FINANCIAL STATEMENTS.

10	SIX CIRCLES TRUST	DECEMBER 31, 2025

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Banks — continued
Barclays plc, (United Kingdom),
(United States SOFR + 1.49%), 5.22%, 03/12/2028 (aa)	450	455
(United States SOFR + 1.88%), 5.60%, 09/13/2027 (aa)	500	504
(United States SOFR + 2.21%), 5.83%, 05/09/2027 (aa)	500	503
BNP Paribas SA, (France), (United States SOFR + 1.00%), 1.32%, 01/13/2027 (e) (aa)	800	799
BPCE SA, (France), (SOFR Compounded Index + 1.98%), 5.92%, 10/19/2027 (e) (aa)	800	808
Canadian Imperial Bank of Commerce, (Canada),
(United States SOFR + 0.80%), 4.54%, 09/08/2028 (aa)	200	200
(United States SOFR + 0.72%), 4.69%, 01/13/2028 (aa)	1,000	1,001
4.88%, 01/14/2030 (e)	1,000	1,036
Citibank NA, 4.58%, 05/29/2027	4,300	4,345
(SOFR Compounded Index + 1.06%), 4.81%, 12/04/2026 (aa)	800	806
4.93%, 08/06/2026	625	628
Citigroup, Inc.,
(CME Term SOFR 3 Month + 1.41%), 3.52%, 10/27/2028 (aa)	1,670	1,655
(CME Term SOFR 3 Month + 1.65%), 3.67%, 07/24/2028 (aa)	1,250	1,242
(United States SOFR + 1.14%), 4.64%, 05/07/2028 (aa)	7,570	7,632
(United States SOFR + 0.87%), 4.79%, 03/04/2029 (aa)	850	862
(United States SOFR + 1.36%), 5.17%, 02/13/2030 (aa)	835	858
Cooperatieve Rabobank UA, (Netherlands),
(CMT Index 1 Year + 0.55%), 1.11%, 02/24/2027 (e) (aa)	300	299
(CMT Index 1 Year + 0.73%), 1.98%, 12/15/2027 (e) (aa)	2,100	2,058
Credit Agricole SA, (France),
(United States SOFR + 0.87%), 4.60%, 03/11/2027 (e) (aa)	1,400	1,405
Reg. S, (United States SOFR + 0.87%), 4.60%, 03/11/2027 (aa)	500	502
Deutsche Bank AG, (Germany),
(United States SOFR + 1.22%), 2.31%, 11/16/2027 (aa)	700	689
(United States SOFR + 1.22%), 5.03%, 11/16/2027 (aa)	500	502
(United States SOFR + 2.52%), 7.15%, 07/13/2027 (aa)	1,100	1,117
Goldman Sachs Bank USA,
(United States SOFR + 0.75%), 4.54%, 05/21/2027 (aa)	2,000	2,003

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Banks — continued
(United States SOFR + 0.78%), 5.28%, 03/18/2027 (aa)	2,110	2,115
(United States SOFR + 0.75%), 5.41%, 05/21/2027 (aa)	1,030	1,035
Goldman Sachs Group, Inc. (The),
(United States SOFR + 0.91%), 1.95%, 10/21/2027 (aa)	2,325	2,286
(United States SOFR + 1.11%), 2.64%, 02/24/2028 (aa)	985	970
(United States SOFR + 1.85%), 3.62%, 03/15/2028 (aa)	2,040	2,029
(United States SOFR + 0.90%), 4.15%, 10/21/2029 (aa)	930	930
(CME Term SOFR 3 Month + 1.56%), 4.22%, 05/01/2029 (aa)	1,020	1,022
(United States SOFR + 1.32%), 4.94%, 04/23/2028 (aa)	7,050	7,132
(United States SOFR + 1.77%), 6.48%, 10/24/2029 (aa)	840	891
HSBC Holdings plc, (United Kingdom), (United States SOFR + 1.57%), 5.89%, 08/14/2027 (aa)	2,990	3,021
ING Groep NV, (Netherlands), (SOFR Compounded Index + 1.01%), 4.74%, 04/01/2027 (aa)	500	501
Lloyds Banking Group plc, (United Kingdom),
(CMT Index 1 Year + 0.85%), 1.63%, 05/11/2027 (aa)	900	892
(SOFR Compounded Index + 1.56%), 5.41%, 08/07/2027 (aa)	800	805
(CMT Index 1 Year + 1.48%), 5.99%, 08/07/2027 (aa)	300	303
Morgan Stanley,
(United States SOFR + 1.38%), 4.99%, 04/12/2029 (aa)	2,280	2,326
(United States SOFR + 1.01%), 5.65%, 04/13/2028 (aa)	2,165	2,208
(United States SOFR + 2.24%), 6.30%, 10/18/2028 (aa)	1,265	1,314
Series I, (United States SOFR + 0.91%), 4.13%, 10/18/2029 (aa)	310	310
Morgan Stanley Bank NA,
(United States SOFR + 0.69%), 4.64%, 10/15/2027 (aa)	2,500	2,505
(United States SOFR + 1.08%), 4.95%, 01/14/2028 (aa)	4,825	4,871
(United States SOFR + 0.93%), 4.97%, 07/14/2028 (aa)	1,095	1,110
(United States SOFR + 0.87%), 5.50%, 05/26/2028 (aa)	1,090	1,112
5.88%, 10/30/2026	1,465	1,487
Morgan Stanley Private Bank NA,
(United States SOFR + 0.78%), 4.20%, 11/17/2028 (aa)	1,370	1,374
(United States SOFR + 0.77%), 4.47%, 07/06/2028 (aa)	2,135	2,150

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2025	SIX CIRCLES TRUST	11

Six Circles Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2025 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Corporate Bonds — continued
Banks — continued
National Bank of Canada, (Canada),
(SOFR Compounded Index + 0.90%), 4.63%, 03/25/2027 (aa)		1,000	1,001
(SOFR Compounded Index + 1.03%), 4.76%, 07/02/2027 (aa)		900	902
NatWest Markets plc, (United Kingdom),
(United States SOFR + 0.90%), 4.71%, 05/17/2027 (e) (aa)		1,000	1,006
5.42%, 05/17/2027 (e)		700	714
Nordea Bank Abp, (Finland), (United States SOFR + 0.74%), 4.46%, 03/19/2027 (e) (aa)		1,200	1,205
PNC Bank NA, (United States SOFR + 0.50%), 4.78%, 01/15/2027 (aa)		2,000	2,000
Royal Bank of Canada, (Canada),
(SOFR Compounded Index + 0.82%), 4.55%, 03/27/2028 (aa)		2,300	2,308
(SOFR Compounded Index + 0.72%), 4.66%, 10/18/2027 (aa)		200	200
(SOFR Compounded Index + 1.08%), 5.02%, 07/20/2026 (aa)		2,000	2,009
Santander Holdings USA, Inc., (United States SOFR + 1.23%), 6.12%, 05/31/2027 (aa)		965	972
Standard Chartered plc, (United Kingdom),
(CMT Index 1 Year + 1.00%), 1.46%, 01/14/2027 (e) (aa)		400	400
Reg. S, (United States SOFR + 1.93%), 5.93%, 07/06/2027 (aa)		600	604
Sumitomo Mitsui Financial Group, Inc., (Japan), (United States SOFR + 1.30%), 5.28%, 07/13/2026 (aa)		400	402
Sumitomo Mitsui Trust Bank Ltd., (Japan),
(United States SOFR + 1.15%), 4.88%, 09/14/2026 (e) (aa)		300	302
Reg. S, (United States SOFR + 1.15%), 4.88%, 09/14/2026 (aa)		1,300	1,309
Svenska Handelsbanken AB, (Sweden), (BBSW ASX Australian 3 Month + 0.45%), 4.13%, 03/04/2026 (aa)	AUD	500	334
Synchrony Bank, 5.63%, 08/23/2027		1,460	1,489
UBS AG, (Switzerland), Reg. S, (BBSW ASX Australian 3 Month + 0.50%), 4.16%, 02/26/2026 (aa)	AUD	900	601
UBS Group AG, (Switzerland),
(SOFR Compounded Index + 0.98%), 1.31%, 02/02/2027 (e) (aa)		1,300	1,296
(CMT Index 1 Year + 1.60%), 6.33%, 12/22/2027 (e) (aa)		1,435	1,465
US Bancorp, (United States SOFR + 1.66%), 4.55%, 07/22/2028 (aa)		1,400	1,412
Wells Fargo & Co.,
(United States SOFR + 0.88%), 4.08%, 09/15/2029 (aa)		790	790
(United States SOFR + 0.78%), 4.68%, 01/24/2028 (aa)		1,400	1,403

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Banks — continued
(United States SOFR + 1.07%), 4.98%, 04/22/2028 (aa)		900	905
(United States SOFR + 1.07%), 5.71%, 04/22/2028 (aa)		3,180	3,246
Series W, (United States SOFR + 0.78%), 4.90%, 01/24/2028 (aa)		5,025	5,068

			131,417

Diversified Financial Services — 2.3%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, (Ireland), 2.45%, 10/29/2026		1,000	987
6.10%, 01/15/2027		1,000	1,019
Air Lease Corp., 2.88%, 01/15/2026		700	700
5.30%, 06/25/2026		1,000	1,005
Aircastle Ltd., (Bermuda), 4.25%, 06/15/2026		1,600	1,600
American Express Co., (United States SOFR + 0.93%), 5.04%, 07/26/2028 (aa)		2,140	2,176
Aviation Capital Group LLC, 1.95%, 09/20/2026 (e)		2,400	2,361
Capital One Financial Corp., (United States SOFR + 0.86%), 1.88%, 11/02/2027 (aa)		2,115	2,075
DLR Kredit A/S, (Denmark), 1.00%, 01/01/2027	DKK	4,400	685
Nomura Holdings, Inc., (Japan), 1.65%, 07/14/2026		200	198
5.71%, 01/09/2026		1,200	1,200
Realkredit Danmark A/S, (Denmark), Reg. S, 1.00%, 01/01/2027	DKK	10,300	1,602
Synchrony Financial, (United States SOFR + 1.40%), 5.02%, 07/29/2029 (aa)		2,515	2,548

			18,156

Insurance — 1.6%
Arthur J Gallagher & Co., 4.60%, 12/15/2027		885	894
Athene Global Funding, (SOFR Compounded Index + 1.00%), 4.72%, 09/18/2028 (e) (aa)		2,200	2,190
F&G Global Funding, 1.75%, 06/30/2026 (e)		1,900	1,877
Jackson National Life Global Funding,
(United States SOFR + 0.95%), 4.68%, 09/12/2028 (e) (aa)		400	401
4.90%, 01/13/2027 (e)		500	504
5.60%, 04/10/2026 (e)		700	703
MassMutual Global Funding II, 5.10%, 04/09/2027 (e)		835	847
New York Life Global Funding, 5.45%, 09/18/2026 (e)		3,790	3,831
Protective Life Global Funding, 4.34%, 09/13/2027 (e)		1,320	1,329
Sammons Financial Group Global Funding, (United States SOFR + 0.85%), 4.61%, 09/02/2027 (e) (aa)		300	301

			12,877

SEE NOTES TO FINANCIAL STATEMENTS.

12	SIX CIRCLES TRUST	DECEMBER 31, 2025

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Corporate Bonds — continued
Investment Companies — 0.2%
Sofina SA, (Belgium), Reg. S, 1.00%, 09/23/2028	EUR	1,500	1,663

Total Financial			164,113

Industrial — 3.2%
Aerospace/Defense — 2.0%
BAE Systems plc, (United Kingdom), 5.00%, 03/26/2027 (e)		4,020	4,069
Boeing Co. (The), 2.20%, 02/04/2026		2,700	2,695
L3Harris Technologies, Inc., 4.40%, 06/15/2028		425	428
5.40%, 01/15/2027		3,890	3,947
Northrop Grumman Corp., 3.25%, 01/15/2028		745	735
RTX Corp., 2.65%, 11/01/2026		2,000	1,979
3.13%, 05/04/2027		1,055	1,044
5.75%, 11/08/2026		1,580	1,602

			16,499

Electronics — 0.1%
Foxconn Far East Ltd., (Cayman Islands), Reg. S, 1.88%, 08/25/2028		1,200	1,112

Engineering & Construction — 0.2%
Sydney Airport Finance Co. Pty Ltd, (Australia), Reg. S, 3.63%, 04/28/2026		1,700	1,697

Machinery - Construction & Mining — 0.2%
Caterpillar Financial Services Corp., 3.60%, 08/12/2027		1,475	1,473

Packaging & Containers — 0.3%
Berry Global, Inc., 1.57%, 01/15/2026		1,300	1,299
4.88%, 07/15/2026 (e)		838	838

			2,137

Transportation — 0.4%
CSX Corp., 2.60%, 11/01/2026		680	673
Norfolk Southern Corp., 2.90%, 06/15/2026		1,255	1,250
United Parcel Service, Inc., 3.05%, 11/15/2027		1,180	1,166

			3,089

Total Industrial			26,007

Technology — 3.3%
Computers — 0.3%
Dell International LLC / EMC Corp., 4.90%, 10/01/2026		1,600	1,608
Hewlett Packard Enterprise Co., 4.15%, 09/15/2028		1,145	1,146

			2,754

Semiconductors — 1.1%
Broadcom, Inc., 3.46%, 09/15/2026		1,740	1,735
4.00%, 04/15/2029 (e)		895	892
4.11%, 09/15/2028		1,375	1,379
5.05%, 07/12/2027		1,165	1,186

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Semiconductors — continued
Micron Technology, Inc., 5.33%, 02/06/2029	2,165	2,233
NXP BV / NXP Funding LLC / NXP USA, Inc., (Multinational), 4.40%, 06/01/2027	1,060	1,065

		8,490

Software — 1.9%
Oracle Corp., 1.65%, 03/25/2026	2,690	2,673
2.65%, 07/15/2026	3,490	3,462
2.80%, 04/01/2027	2,380	2,333
3.25%, 11/15/2027	1,100	1,076
Synopsys, Inc., 4.55%, 04/01/2027	2,965	2,986
VMware LLC, 1.40%, 08/15/2026	1,990	1,961
1.80%, 08/15/2028	1,105	1,045

		15,536

Total Technology		26,780

Utilities — 4.3%
Electric — 4.2%
DTE Electric Co., 4.25%, 05/14/2027	130	131
Duke Energy Corp., 2.65%, 09/01/2026	2,489	2,468
5.00%, 12/08/2027	2,885	2,941
Edison International, 4.13%, 03/15/2028	1,280	1,265
Enel Finance International NV, (Netherlands), 1.63%, 07/12/2026 (e)	500	494
Reg. S, 1.63%, 07/12/2026	400	395
4.13%, 09/30/2028 (e)	1,060	1,058
Eversource Energy, 2.90%, 03/01/2027	300	296
5.45%, 03/01/2028	1,100	1,128
FirstEnergy Corp., Series B, 3.90%, 07/15/2027	3,655	3,641
FirstEnergy Pennsylvania Electric Co., 5.20%, 04/01/2028 (e)	1,146	1,170
FirstEnergy Transmission LLC, 2.87%, 09/15/2028 (e)	715	691
Fortis, Inc., (Canada), 3.06%, 10/04/2026	300	298
Jersey Central Power & Light Co., 4.15%, 01/15/2029 (e)	1,525	1,523
Monongahela Power Co., 3.55%, 05/15/2027 (e)	800	795
National Rural Utilities Cooperative Finance Corp., 4.75%, 02/07/2028	1,195	1,214
NextEra Energy Capital Holdings, Inc., 3.55%, 05/01/2027	1,545	1,537
4.85%, 02/04/2028	865	881
Pacific Gas and Electric Co., 2.95%, 03/01/2026	1,500	1,496
3.15%, 01/01/2026	1,500	1,500
Southern California Edison Co., 4.40%, 09/06/2026	1,195	1,197
4.90%, 06/01/2026	800	801
Series 20C, 1.20%, 02/01/2026	1,400	1,395

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2025	SIX CIRCLES TRUST	13

Six Circles Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2025 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Electric — continued
Southern Co. (The), 5.11%, 08/01/2027	1,105	1,123
Southwestern Electric Power Co., Series K, 2.75%, 10/01/2026	1,000	991
Vistra Operations Co. LLC, 4.30%, 10/15/2028 (e)	3,610	3,615

		34,044

Gas — 0.1%
National Fuel Gas Co., 5.50%, 10/01/2026	400	404

Total Utilities		34,448

Total Corporate Bonds (Cost $411,874)		414,256

Foreign Government Security — 0.2%
Sovereign — 0.2%
Saudi Government International Bond, (Saudi Arabia), 5.13%, 01/13/2028 (e) (Cost $1,712)	1,800	1,838

Mortgage-Backed Security — 0.6%
UMBS Collateral — 0.6%
FNMA or FHLMC, Single Family, 30 years, TBA, 5.50%, 02/01/2056 (w) (Cost $4,448)	4,400	4,460

U.S. Government Agency Securities — 0.8%
Sovereign — 0.8%
Federal Farm Credit Banks Funding Corp., 3.90%, 02/12/2027	1,000	999
FHLMC, 4.05%, 11/14/2028	1,000	1,001
4.13%, 09/26/2028	2,200	2,201
4.13%, 11/13/2028	1,500	1,501
4.50%, 07/14/2028	1,000	1,000

Total Sovereign		6,702

Total U.S. Government Agency Securities (Cost $6,700)		6,702

U.S. Treasury Obligations — 1.4%
Sovereign — 1.4%
U.S. Treasury Inflation Indexed Note, 2.13%, 04/15/2029 (ii)	1,326	1,356
U.S. Treasury Note, 1.63%, 02/15/2026	10,000	9,975

Total Sovereign		11,331

Total U.S. Treasury Obligations (Cost $11,296)		11,331

Short-Term Investments — 22.8%
Certificates of Deposit — 3.3%
Bayerische Landesbank, (Germany), 4.30%, 03/12/2026 (n)	4,500	4,504
BNP Paribas SA, (France), 4.21%, 03/10/2026 (n)	3,125	3,127
Landesbank Hessen-Thueringen Girozentrale, 4.33%, 03/12/2026 (n)	4,000	4,004
Mizuho Bank Ltd., 4.34%, 03/13/2026 (n)	4,000	4,003

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Certificates of Deposit — continued
Natixis SA, (France) 4.21%, 03/10/2026 (n)		4,000	4,002
4.40%, 01/26/2026 (n)		5,000	5,002
Standard Chartered Bank, 4.60%, 01/15/2026 (n)		2,395	2,396

Total Certificates of Deposit			27,038

Commercial Papers — 3.2%
Air Lease Corp., 4.15%, 01/02/2026 (e) (n)		600	600
4.19%, 01/09/2026 (e) (n)		500	500
8.38%, 01/07/2026 (e) (n)		800	799
AMETEK, Inc., 4.16%, 01/06/2026 (e) (n)		700	700
Bacardi-Martini BV, (Netherlands) 4.39%, 01/29/2026 (e) (n)		900	897
4.39%, 02/05/2026 (e) (n)		1,500	1,494
BofA Securities, Inc., 4.44%, 02/25/2026 (e) (n)		2,000	1,988
Canadian Imperial Bank of Commerce, 4.55%, 02/12/2026 (e) (n)		2,500	2,489
Enbridge U.S., Inc., 4.05%, 01/02/2026 (e) (n)		600	600
4.05%, 01/07/2026 (e) (n)		1,900	1,898
ERAC USA Finance LLC, 4.22%, 01/12/2026 (e) (n)		2,300	2,297
HCA, Inc., 4.11%, 01/20/2026 (e) (n)		1,300	1,297
4.14%, 02/02/2026 (e) (n)		500	498
8.65%, 01/13/2026 (e) (n)		1,100	1,099
Keurig Dr Pepper, Inc., 4.26%, 01/09/2026 (e) (n)		500	499
Southern California Edison Co., 4.57%, 01/06/2026 (e) (n)		300	300
4.58%, 01/05/2026 (e) (n)		300	300
Standard Chartered Bank, 4.60%, 02/11/2026 (e) (n)		4,000	3,982
VW Credit, Inc., 4.27%, 01/13/2026 (e) (n)		1,200	1,198
Walt Disney Co. (The), 3.91%, 03/27/2026 (e) (n)		2,500	2,478

Total Commercial Papers			25,913

Foreign Government Securities — 3.4%
Canadian Treasury Bills, (Canada) 2.40%, 02/11/2026 (n)	CAD	14,760	10,727
2.62%, 01/28/2026 (n)	CAD	21,000	15,275
South Africa Treasury Bills, (South Africa) 7.25%, 05/20/2026 (n)	ZAR	13,400	789
7.30%, 08/19/2026 (n)	ZAR	13,300	769

Total Foreign Government Securities			27,560

Repurchase Agreement — 0.8%
BofA Securities, Inc., 3.90%, dated 12/31/2025 due 01/02/2026, repurchase price $6,500 collateralized by U.S. Treasury Inflation Indexed Note, 4.12%, due 02/28/2027, with a value of $6,590		6,500	6,500

SEE NOTES TO FINANCIAL STATEMENTS.

14	SIX CIRCLES TRUST	DECEMBER 31, 2025

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)			VALUE($)
Short-Term Investments — continued
Time Deposits — 8.4%
Australia & New Zealand Banking Group Ltd., 0.72%, 01/05/2026	NZD	—	(h)	—	(h)
1.59%, 01/02/2026	AUD	184		123
BNP Paribas SA, 0.27%, 01/02/2026	DKK	23		4
Citibank NA, 0.81%, 01/02/2026	EUR	404		475
2.66%, 01/02/2026	GBP	216		291
2.98%, 01/02/2026		375		375
Royal Bank of Canada, 1.08%, 01/02/2026	CAD	150		109
2.98%, 01/02/2026		66,195		66,195
Sumitomo Mitsui Banking Corp., 0.15%, 01/05/2026	JPY	77		1
Sumitomo Mitsui Trust Bank Ltd., 2.98%, 01/02/2026		175		175

Total Time Deposits				67,748

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

U.S. Treasury Obligations — 3.7%
U.S. Treasury Bills, 3.81%, 05/14/2026 (n)	10,000	9,872
3.98%, 03/19/2026 (n)	16,000	15,881
4.07%, 02/19/2026 (n)	4,550	4,528

Total U.S. Treasury Obligations		30,281

Total Short-Term Investments (Cost $184,706)		185,040

Total Investments — 99.4% (Cost — $800,516)		805,330

Other Assets in Excess of Liabilities — 0.6%		4,628

NET ASSETS — 100.0%		$809,958

Percentages indicated are based on net assets.

Futures contracts outstanding as of December 31, 2025:
Exchange Traded
DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)($)
Long Contracts
Australian Government 3 Year Bond	87	03/2026	AUD	6,107	(11)
Australian Government 10 Year Bond	36	03/2026	AUD	2,626	5
Canadian Government 5 Year Bond	62	03/2026	CAD	5,149	(32)
Long Gilt	18	03/2026	GBP	2,208	9
U.S. Treasury 2 Year Note	206	03/2026	USD	42,976	34
U.S. Treasury 5 Year Note	631	03/2026	USD	69,163	(192)

					(187)

Short Contracts
Euro Schatz	(16)	03/2026	EUR	(2,011)	3
U.S. Treasury 2 Year Note	(263)	03/2026	USD	(54,872)	(39)
U.S. Treasury 5 Year Note	(205)	03/2026	USD	(22,408)	— (h)
U.S. Treasury 10 Year Note	(88)	03/2026	USD	(9,961)	67
U.S. Treasury Ultra Bond	(27)	03/2026	USD	(3,198)	12
U.S. Ultra Treasury 10 Year Note	(82)	03/2026	USD	(9,424)	(7)

					36

Total unrealized appreciation (depreciation)					(151)

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2025	SIX CIRCLES TRUST	15

Six Circles Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2025 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Forward foreign currency exchange contracts outstanding as of December 31, 2025:
CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)($)
AUD	679	USD	449	Bank of America, NA	01/14/2026	4
AUD	990	USD	657	Morgan Stanley & Co.	01/14/2026	4
USD	15,177	CAD	20,780	Citibank, NA	01/28/2026	21
USD	160	CAD	220	Citibank, NA	01/28/2026	—	(h)
USD	13,649	EUR	11,553	BNP Paribas	03/18/2026	26

Total unrealized appreciation						55

USD	3,522	AUD	5,376	Morgan Stanley & Co.	01/14/2026	(66)
USD	1,523	CAD	2,123	Bank of America, NA	01/14/2026	(25)
USD	1,667	EUR	1,436	Barclays Bank plc	01/14/2026	(21)
USD	4,176	GBP	3,171	Bank of America, NA	01/14/2026	(99)
USD	10,659	CAD	14,760	BNP Paribas	02/11/2026	(113)
USD	1,386	AUD	2,083	Citibank, NA	03/18/2026	(5)
USD	6,811	GBP	5,089	UBS AG LONDON	03/18/2026	(47)
USD	758	ZAR	13,100	Bank of America, NA	05/20/2026	(26)
USD	739	ZAR	12,872	Bank of America, NA	08/19/2026	(25)
USD	2,330	DKK	14,700	Bank of America, NA	01/04/2027	(25)

Total unrealized depreciation						(452)

Net unrealized appreciation (depreciation)						(397)

Centrally Cleared Interest Rate Swap contracts outstanding as of December 31, 2025:
FLOATING RATE INDEX (a)	FIXED RATE	PAY/RECEIVE FLOATING RATE	MATURITY DATE	NOTIONAL AMOUNT		UPFRONT PAYMENTS (RECEIPTS)($)		UNREALIZED APPRECIATION (DEPRECIATION)($)	VALUE($)
SONIA Interest Rate Benchmark	3.75% annually	Pay	09/17/2030	GBP	1,900	(10)		20	10
United States SOFR	3.29% annually	Receive	05/31/2030	USD	20,193	—	(h)	90	90
United States SOFR	3.38% annually	Receive	05/31/2030	USD	26,751	27		5	32

Total						17		115	132

(a)	Value of floating rate index as of December 31, 2025 was as follows:

FLOATING RATE INDEX
SONIA Interest Rate Benchmark	3.73%
United States SOFR	3.87%

SEE NOTES TO FINANCIAL STATEMENTS.

16	SIX CIRCLES TRUST	DECEMBER 31, 2025

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2025

ASX	— Australian Stock Exchange
BBSW	— Bank Bill Swap Rate
CLO	— Collateralized Loan Obligations
CMT	— Constant Maturity Treasury
EURIBOR	— Euro Interbank Offered Rate
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
Reg. S

—  Security was purchased pursuant to Regulation S under the Securities Act of 1933, as amended (the “Securities Act”), which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act, or pursuant to an exemption from registration.

REMICS	— Real Estate Mortgage Investment Conduit
SOFR	— Secured Overnight Financing Rate
SONIA	— Sterling Overnight Interbank Average Rate
SUB	— Step—Up Bond. The interest rate shown is the rate in effect as of December 31, 2025.
TBA	— To Be Announced
(e)	— Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended.

(h)	— Amount rounds to less than 500 shares/principal or $500.
(n)	— The rate shown is the effective yield as of December 31, 2025.
(w)	— All or a portion of the security is a when—issued security, delayed delivery security, or forward commitment.
(z)

—  Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of December 31, 2025.

(aa)	— Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of December 31, 2025.
(ii)	— Approximately $236 of these investments are restricted as collateral for forwards to various brokers.
AUD	— Australian Dollar
CAD	— Canadian Dollar
DKK	— Danish Krone
EUR	— Euro
GBP	— British Pound
JPY	— Japanese Yen
NZD	— New Zealand Dollar
USD	— United States Dollar
ZAR	— South African Rand

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2025	SIX CIRCLES TRUST	17

Six Circles Tax Aware Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2025

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Asset-Backed Securities — 6.1%
Automobile ABS — 4.2%
Avis Budget Rental Car Funding AESOP LLC, Series 2024-1A, Class A, 5.36%, 06/20/2030 (e)		2,000	2,063
BofA Auto Trust,
Series 2024-1A, Class A3, 5.35%, 11/15/2028 (e)		1,260	1,272
Series 2025-1A, Class A2A, 4.52%, 11/22/2027 (e)		790	792
Capital One Prime Auto Receivables Trust, Series 2023-2, Class A3, 5.82%, 06/15/2028		773	781
CarMax Auto Owner Trust,
Series 2023-3, Class A3, 5.28%, 05/15/2028		626	631
Series 2023-4, Class A3, 6.00%, 07/17/2028		1,770	1,793
Series 2024-1, Class A3, 4.92%, 10/16/2028		626	631
Series 2024-2, Class A2A, 5.65%, 05/17/2027		12	12
Series 2025-1, Class A3, 4.84%, 01/15/2030		500	507
Series 2025-2, Class A2A, 4.59%, 07/17/2028		2,152	2,158
Carvana Auto Receivables Trust,
Series 2023-P1, Class A4, 5.94%, 01/10/2029 (e)		1,000	1,014
Series 2024-P1, Class A3, 5.05%, 04/10/2029 (e)		829	833
Series 2024-P4, Class A3, 4.64%, 01/10/2030		500	503
Series 2025-P4, Class A2, 4.19%, 03/12/2029		2,500	2,505
Citizens Auto Receivables Trust, Series 2023-1, Class A3, 5.84%, 01/18/2028 (e)		805	810
Enterprise Fleet Financing LLC, Series 2024-4, Class A2, 4.69%, 07/20/2027 (e)		219	220
Ford Auto Securitization Trust II, (Canada), Series 2024-BA, Class A2, 3.72%, 11/15/2028 (e)	CAD	2,109	1,547
Ford Credit Auto Lease Trust, Series 2024-B, Class A2B, (United States 30 Day Average SOFR + 0.40%), 4.38%, 02/15/2027 (aa)		112	112
Ford Credit Auto Owner Trust,
Series 2024-B, Class A2A, 5.40%, 04/15/2027		223	223
Series 2024-C, Class A2A, 4.32%, 08/15/2027		817	818
Series 2025-B, Class A2A, 3.88%, 06/15/2028		1,800	1,801
GM Financial Automobile Leasing Trust,
Series 2024-3, Class A2A, 4.29%, 01/20/2027		499	499

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Automobile ABS — continued
Series 2025-1, Class A2A, 4.54%, 05/20/2027	1,664	1,668
Series 2025-2, Class A2A, 4.55%, 07/20/2027	917	920
GM Financial Consumer Automobile Receivables Trust,
Series 2023-4, Class A3, 5.78%, 08/16/2028	847	856
Series 2024-4, Class A2A, 4.53%, 10/18/2027	325	325
GMF Floorplan Owner Revolving Trust, Series 2023-1, Class A1, 5.34%, 06/15/2028 (e)	1,600	1,610
Harley-Davidson Motorcycle Trust,
Series 2024-B, Class A2, 4.62%, 08/16/2027	331	331
Series 2025-A, Class A2A, 4.71%, 07/17/2028	491	492
Hertz Vehicle Financing III LLC, Series 2023-1A, Class A, 5.49%, 06/25/2027 (e)	2,000	2,007
Hyundai Auto Lease Securitization Trust,
Series 2025-B, Class A2A, 4.58%, 09/15/2027 (e)	1,257	1,262
Series 2025-C, Class A2A, 4.37%, 01/18/2028 (e)	1,400	1,405
Hyundai Auto Receivables Trust, Series 2023-B, Class A3, 5.48%, 04/17/2028	682	687
Mercedes-Benz Auto Lease Trust, Series 2024-B, Class A2A, 4.57%, 12/15/2026	108	108
Mercedes-Benz Auto Receivables Trust, Series 2023-1, Class A3, 4.51%, 11/15/2027	307	307
Metro Finance Trust, (Australia), Series 2022-2, Class A1, (BBSW ASX Australian 1 Month + 1.75%), 5.30%, 09/19/2028	AUD 701	468
Nissan Auto Lease Trust,
Series 2024-B, Class A3, 4.92%, 11/15/2027	600	606
Series 2025-A, Class A2B, (United States 30 Day Average SOFR + 0.45%), 4.43%, 11/15/2027 (aa)	973	973
Oscar US Funding XV LLC, (Japan), Series 2023-1A, Class A3, 5.81%, 12/10/2027 (e)	633	635
Oscar US Funding XVII LLC, Series 2024-2A, Class A2, 4.63%, 12/10/2027 (e)	506	506
SBNA Auto Lease Trust,
Series 2024-B, Class A3, 5.56%, 11/22/2027 (e)	820	824

SEE NOTES TO FINANCIAL STATEMENTS.

18	SIX CIRCLES TRUST	DECEMBER 31, 2025

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
Automobile ABS — continued
Series 2024-C, Class A3, 4.56%, 02/22/2028 (e)	787	789
SFS Auto Receivables Securitization Trust, Series 2024-2A, Class A3, 5.33%, 11/20/2029 (e)	1,118	1,130
Tesla Lease Electric Vehicle Securitization LLC, Series 2025-A, Class A2, 4.14%, 06/20/2028 (e)	1,400	1,403
Toyota Auto Receivables Owner Trust,
Series 2022-C, Class A3, 3.76%, 04/15/2027	149	149
Series 2023-A, Class A3, 4.63%, 09/15/2027	68	68
Toyota Lease Owner Trust, Series 2025-A, Class A2A, 4.58%, 07/20/2027 (e)	1,492	1,497
Upgrade Auto Receivables Trust, Series 2025-1A, Class A2, 4.54%, 05/15/2029 (e)	700	701

Total Automobile ABS		43,252

Commercial MBS — 0.0% (g)
AREIT Trust, (Cayman Islands), Series 2022-CRE6, Class A, (United States 30 Day Average SOFR + 1.25%), 5.19%, 01/20/2037 (e) (aa)	402	401

Credit Card ABS — 0.7%
Citibank Credit Card Issuance Trust, Series 2017-A6, Class A6, (CME Term SOFR 1 Month + 0.88%), 4.63%, 05/14/2029 (aa)	2,000	2,017
Golden Credit Card Trust, Series 2021-1A, Class A, 1.14%, 08/15/2028 (e)	1,600	1,573
Golden Credit Card Trust, (Canada), Series 2022-1A, Class A, 1.97%, 01/15/2029 (e)	1,000	980
Synchrony Card Funding LLC, Series 2023-A1, Class A, 5.54%, 07/15/2029	1,000	1,008
Trillium Credit Card Trust II, Series 2025-1A, Class A, (United States SOFR + 0.59%), 4.30%, 09/26/2030 (e) (aa)	1,300	1,304

Total Credit Card ABS		6,882

Other ABS — 0.7%
Dell Equipment Finance Trust, Series 2024-2, Class A2, 4.69%, 08/22/2030 (e)	1,102	1,104
DLLAA LLC, Series 2025-1A, Class A2, 4.70%, 10/20/2027 (e)	913	916
GreenSky Home Improvement Issuer Trust, Series 2025-1A, Class A2, 5.12%, 03/25/2060 (e)	198	199
Pagaya Ai Debt Grantor Trust, Series 2025-6, Class A1, 4.25%, 09/15/2026 (e)	2,026	2,027
PEAC Solutions Receivables LLC, Series 2025-1A, Class A2, 4.94%, 10/20/2028 (e)	1,000	1,006
Tesla Sustainable Energy Trust, Series 2024-1A, Class A2, 5.08%, 06/21/2050 (e)	475	477

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Other ABS — continued
Verizon Master Trust, Series 2024-6, Class A1B, (United States 30 Day Average SOFR + 0.67%), 4.59%, 08/20/2030 (aa)		1,100	1,106

Total Other ABS			6,835

Student Loan ABS — 0.5%
ELFI Graduate Loan Program LLC, Series 2021-A, Class A, 1.53%, 12/26/2046 (e)		542	488
Navient Private Education Loan Trust,
Series 2018-BX, Class A2B, Reg. S, (CME Term SOFR 1 Month + 0.83%), 4.58%, 12/15/2059		71	72
Series 2020-A, Class A2B, (CME Term SOFR 1 Month + 1.01%), 4.76%, 11/15/2068 (e) (aa)		488	487
Nelnet Student Loan Trust,
Series 2019-2A, Class A, (United States 30 Day Average SOFR + 1.01%), 4.89%, 06/27/2067 (e) (aa)		479	479
Series 2025-BA, Class A1A, 4.84%, 05/17/2055 (e)		655	658
Series 2025-CA, Class A1B, (United States 30 Day Average SOFR + 1.35%), 5.27%, 06/22/2065 (e) (aa)		1,147	1,155
Series 2025-DA, Class A1A, 4.65%, 08/20/2054 (e)		600	598
SMB Private Education Loan Trust,
Series 2020-PTA, Class A2A, 1.60%, 09/15/2054 (e)		235	222
Series 2022-C, Class A1B, (United States 30 Day Average SOFR + 1.85%), 5.83%, 05/16/2050 (e) (aa)		201	204
Series 2023-A, Class A1A, 5.38%, 01/15/2053 (e)		117	120
Series 2023-D, Class A1B, (United States 30 Day Average SOFR + 1.65%), 5.63%, 09/15/2053 (e) (aa)		765	777
Series 2024-A, Class A1B, (United States 30 Day Average SOFR + 1.45%), 5.43%, 03/15/2056 (e) (aa)		157	158
Towd Point Asset Trust, Series 2021-SL1, Class A2, (CME Term SOFR 1 Month + 0.81%), 4.55%, 11/20/2061 (e) (aa)		52	52

Total Student Loan ABS			5,470

Total Asset-Backed Securities (Cost $62,619)			62,840

Certificates of Deposit — 0.1%
Financial — 0.1%
Banks — 0.1%
Mizuho Bank Ltd., (Japan), (BBSW ASX Australian 3 Month + 0.85%), 4.56%, 09/14/2026	AUD	600	402

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2025	SIX CIRCLES TRUST	19

Six Circles Tax Aware Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2025 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Certificates of Deposit — continued
Banks — continued
MUFG Bank Ltd., (Japan), (BBSW ASX Australian 3 Month + 0.87%), 4.52%, 02/17/2026 (aa)	AUD	1,700	1,135

Total Financial			1,537

Total Certificates of Deposit (Cost $1,488)			1,537

Collateralized Mortgage Obligations — 6.0%
Agency Collateral CMO — 4.9%
FHLMC REMICS,
Series 5426, Class BF, (United States 30 Day Average SOFR + 0.90%), 5.11%, 04/15/2049 (aa)		352	353
Series 5480, Class FG, (United States 30 Day Average SOFR + 1.15%), 5.02%, 12/25/2054 (aa)		611	614
Series 5493, Class FK, (United States 30 Day Average SOFR + 1.15%), 5.02%, 01/25/2055 (aa)		628	630
Series 5499, Class FH, (United States 30 Day Average SOFR + 1.20%), 5.07%, 02/25/2055 (aa)		346	347
Series 5508, Class DF, (United States 30 Day Average SOFR + 1.00%), 4.87%, 02/25/2055 (aa)		777	781
Series 5508, Class FC, (United States 30 Day Average SOFR + 1.00%), 4.87%, 02/25/2055 (aa)		742	746
Series 5516, Class FB, (United States 30 Day Average SOFR + 0.90%), 4.77%, 03/25/2055 (aa)		1,337	1,341
Series 5517, Class FE, (United States 30 Day Average SOFR + 0.95%), 4.82%, 03/25/2055 (aa)		1,827	1,834
Series 5517, Class MF, (United States 30 Day Average SOFR + 0.95%), 4.82%, 03/25/2055 (aa)		646	649
Series 5528, Class FA, (United States 30 Day Average SOFR + 0.87%), 4.74%, 04/25/2055 (aa)		1,641	1,646
Series 5532, Class FA, (United States 30 Day Average SOFR + 0.95%), 4.82%, 04/25/2055 (aa)		1,708	1,715
Series 5534, Class FM, (United States 30 Day Average SOFR + 0.93%), 4.80%, 05/25/2055 (aa)		1,554	1,560
Series 5546, Class FB, (United States 30 Day Average SOFR + 1.00%), 4.87%, 06/25/2055 (aa)		1,580	1,588
Series 5549, Class CF, (United States 30 Day Average SOFR + 1.00%), 4.87%, 10/25/2052 (aa)		1,292	1,300
Series 5549, Class FA, (United States 30 Day Average SOFR + 1.25%), 5.12%, 06/25/2055 (aa)		1,731	1,740

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Agency Collateral CMO — continued
Series 5560, Class FB, (United States 30 Day Average SOFR + 1.00%), 4.87%, 06/25/2055 (aa)	885	891
Series 5564, Class FB, (United States 30 Day Average SOFR + 1.20%), 5.07%, 08/25/2055 (aa)	1,543	1,550
Series 5565, Class FA, (United States 30 Day Average SOFR + 1.15%), 5.02%, 08/25/2055 (aa)	1,134	1,139
Series 5565, Class FB, (United States 30 Day Average SOFR + 0.95%), 4.82%, 08/25/2055 (aa)	492	494
Series 5567, Class FB, (United States 30 Day Average SOFR + 1.00%), 4.87%, 08/25/2055 (aa)	1,345	1,353
Series 5601, Class F, (United States 30 Day Average SOFR + 0.90%), 4.77%, 11/25/2055 (aa)	494	496
FNMA REMICS,
Series 2018-82, Class W, 6.27%, 11/25/2058 (z)	160	164
Series 2020-29, Class FC, (United States 30 Day Average SOFR + 0.91%), 5.12%, 05/25/2050 (aa)	1,041	1,037
Series 2022-8, Class D, 2.00%, 08/25/2038	872	820
Series 2023-46, Class FA, (United States 30 Day Average SOFR + 1.30%), 5.17%, 10/25/2053 (aa)	1,079	1,085
Series 2024-38, Class FA, (United States 30 Day Average SOFR + 0.80%), 5.01%, 01/25/2051 (aa)	687	688
Series 2024-95, Class KF, (United States 30 Day Average SOFR + 1.10%), 4.97%, 12/25/2054 (aa)	403	404
Series 2024-100, Class FA, (United States 30 Day Average SOFR + 1.10%), 4.97%, 06/25/2054 (aa)	611	613
Series 2024-101, Class FB, (United States 30 Day Average SOFR + 1.10%), 4.97%, 01/25/2055 (aa)	788	790
Series 2024-103, Class FC, (United States 30 Day Average SOFR + 1.15%), 5.02%, 01/25/2055 (aa)	895	898
Series 2024-104, Class FA, (United States 30 Day Average SOFR + 1.05%), 4.92%, 01/25/2055 (aa)	900	902
Series 2025-1, Class FD, (United States 30 Day Average SOFR + 1.20%), 5.07%, 02/25/2055 (aa)	283	284
Series 2025-6, Class FA, (United States 30 Day Average SOFR + 1.25%), 5.12%, 02/25/2055 (aa)	434	436
Series 2025-18, Class FA, (United States 30 Day Average SOFR + 0.95%), 4.82%, 11/25/2053 (aa)	719	722

SEE NOTES TO FINANCIAL STATEMENTS.

20	SIX CIRCLES TRUST	DECEMBER 31, 2025

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Collateralized Mortgage Obligations — continued
Agency Collateral CMO — continued
Series 2025-18, Class FM, (United States 30 Day Average SOFR + 0.90%), 4.77%, 09/25/2054 (aa)	5,255	5,272
Series 2025-35, Class FB, (United States 30 Day Average SOFR + 1.00%), 4.87%, 05/25/2055 (aa)	1,326	1,333
Series 2025-35, Class FM, (United States 30 Day Average SOFR + 1.05%), 4.92%, 05/25/2055 (aa)	280	283
GNMA,
Series 2015-H04, Class FA, (CME Term SOFR 1 Month + 0.76%), 4.76%, 12/20/2064 (aa)	425	426
Series 2017-H02, Class FH, (CME Term SOFR 1 Year + 1.22%), 5.45%, 01/20/2067 (aa)	412	416
Series 2018-H18, Class FC, (CME Term SOFR 1 Month + 0.46%), 4.46%, 08/20/2065 (aa)	134	134
Series 2019-54, Class KF, (CME Term SOFR 1 Month + 0.53%), 4.41%, 05/20/2044 (aa)	261	256
Series 2021-H09, Class FG, (United States 30 Day Average SOFR + 1.50%), 5.42%, 06/20/2071 (aa)	1,400	1,435
Series 2022-5, Class FA, (United States 30 Day Average SOFR + 0.30%), 3.50%, 01/20/2052 (aa)	731	657
Series 2022-H01, Class FA, (United States 30 Day Average SOFR + 0.35%), 4.27%, 01/20/2072 (aa)	781	770
Series 2023-H02, Class FA, (United States 30 Day Average SOFR + 0.90%), 4.82%, 01/20/2073 (aa)	388	391
Series 2023-H12, Class FA, (United States 30 Day Average SOFR + 1.00%), 4.92%, 05/20/2073 (aa)	1,829	1,852
Series 2023-H26, Class DF, (United States 30 Day Average SOFR + 0.30%), 4.22%, 09/20/2073 (aa)	739	735
Series 2023-H27, Class FD, (United States 30 Day Average SOFR + 1.10%), 5.02%, 11/20/2073 (aa)	434	442
Series 2024-13, Class FA, (United States 30 Day Average SOFR + 0.95%), 4.87%, 01/20/2054 (aa)	180	181
Series 2024-H01, Class FB, (United States 30 Day Average SOFR + 0.90%), 4.82%, 01/20/2074 (aa)	935	943
Series 2024-H02, Class FH, (United States 30 Day Average SOFR + 0.93%), 4.85%, 01/20/2074 (aa)	1,079	1,090
Series 2025-204, Class FH, (United States 30 Day Average SOFR + 0.95%), 4.89%, 12/20/2055 (aa)	1,200	1,202

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Agency Collateral CMO — continued
Series 2025-H18, Class FL, (United States 30 Day Average SOFR + 0.70%), 4.62%, 08/20/2075 (aa)		989	997

Total Agency Collateral CMO			50,425

Agency Collateral PAC CMO — 0.1%
FHLMC REMICS, Series 5584, Class DF, (United States 30 Day Average SOFR + 0.90%), 4.77%, 10/25/2055 (aa)		481	483
GNMA,
Series 2017-121, Class PE, 3.00%, 07/20/2046		83	82
Series 2025-89, Class PF, (United States 30 Day Average SOFR + 0.95%), 4.87%, 05/20/2055 (aa)		488	491

Total Agency Collateral PAC CMO			1,056

WL Collateral CMO — 1.0%
Atlas Funding plc, (United Kingdom), Series 2025-1, Class A, Reg. S, (SONIA Interest Rate Benchmark + 0.80%), 4.59%, 07/20/2062	GBP	596	804
Avon Finance, (United Kingdom), Series 4A, Class A, (SONIA Interest Rate Benchmark + 0.90%), 4.64%, 12/28/2049 (e)	GBP	753	1,016
Cheshire plc, (United Kingdom), Series 2025-1, Class A, Reg. S, (SONIA Interest Rate Benchmark + 0.80%), 4.80%, 06/28/2048	GBP	1,665	2,242
CSMC Trust, Series 2021-RPL4, Class A1, 4.15%, 12/27/2060 (e) (z)		228	227
Firstmac Mortgage Funding Trust No. 4 Series, (Australia), Series 2021-2, Class A1, Reg. S, (BBSW ASX Australian 1 Month + 0.73%), 4.28%, 09/24/2052	AUD	310	206
GS Mortgage-Backed Securities Corp. Trust, Series 2021-RPL1, Class A1, 1.75%, 12/25/2060 (e) (z)		155	146
Legacy Mortgage Asset Trust, Series 2021-GS3, Class A1, SUB, 5.75%, 07/25/2061 (e)		958	958
MFA Trust, Series 2021-RPL1, Class A1, 1.13%, 07/25/2060 (e) (z)		259	239
Morgan Stanley Residential Mortgage Loan Trust, Series 2025-NQM8, Class A1, 4.96%, 09/25/2070 (e) (z)		194	194
New Residential Mortgage Loan Trust,
Series 2018-3A, Class A1, 4.50%, 05/25/2058 (e) (z)		73	71
Series 2019-NQM5, Class A1, 2.71%, 11/25/2059 (e) (z)		174	167
Series 2021-NQ2R, Class A1, 0.94%, 10/25/2058 (e) (z)		243	233
OBX Trust, Series 2024-NQM16, Class A1, SUB, 5.53%, 10/25/2064 (e)		345	348
Starwood Mortgage Residential Trust,
Series 2020-3, Class A1, 1.49%, 04/25/2065 (e) (z)		82	80

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2025	SIX CIRCLES TRUST	21

Six Circles Tax Aware Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2025 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Collateralized Mortgage Obligations — continued
WL Collateral CMO — continued
Series 2021-2, Class A1, 0.94%, 05/25/2065 (e) (z)		119	113
Towd Point Mortgage Funding 2024 - Granite 6 plc, (United Kingdom), Series 2024-GR6A, Class A1, (SONIA Interest Rate Benchmark + 0.93%), 4.86%, 07/20/2053 (e)	GBP	739	997
Towd Point Mortgage Trust, Series 2019-HY2, Class A1, (CME Term SOFR 1 Month + 1.11%), 4.85%, 05/25/2058 (e) (aa)		129	132
Triton Bond Trust in respect of Series 1, (Australia), Series 2021-2, Class A1AU, (BBSW ASX Australian 1 Month + 0.70%), 4.25%, 02/09/2053 (aa)	AUD	216	144
Verus Securitization Trust,
Series 2024-7, Class A1, 5.10%, 09/25/2069 (e) (z)		368	368
Series 2025-R1, Class A1A, SUB, 5.40%, 05/25/2065 (e)		1,107	1,115

Total WL Collateral CMO			9,800

Total Collateralized Mortgage Obligations (Cost $61,156)			61,281

Commercial Mortgage-Backed Securities — 0.2%
Commercial MBS — 0.2%
BWAY Mortgage Trust, Series 2021-1450, Class A, (CME Term SOFR 1 Month + 1.36%), 5.11%, 09/15/2036 (e) (aa)		500	488
MF1X, Series 2021-W10, Class A, (CME Term SOFR 1 Month + 1.07%), 4.82%, 12/15/2034 (e) (aa)		900	900
Morgan Stanley Capital I Trust, Series 2019-PLND, Class A, (CME Term SOFR 1 Month + 1.11%), 4.87%, 05/15/2036 (e) (aa)		700	301

Total Commercial MBS			1,689

Total Commercial Mortgage-Backed Securities (Cost $2,100)			1,689

Corporate Bonds — 13.6%
Communications — 0.7%
Internet — 0.3%
Uber Technologies, Inc., 4.50%, 08/15/2029 (e)		2,900	2,900

Media — 0.1%
Cox Communications, Inc., 3.35%, 09/15/2026 (e)		1,100	1,094
Fox Corp., 4.71%, 01/25/2029		400	406

			1,500

Telecommunications — 0.3%
KT Corp., (South Korea), 4.38%, 01/03/2029 (e)		1,300	1,307
NTT Finance Corp., (Japan), 1.16%, 04/03/2026 (e)		1,300	1,290

			2,597

Total Communications			6,997

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Consumer Cyclical — 2.4%
Airlines — 0.0% (g)
American Airlines 2014-1 Class A Pass Through Trust, Series A, 3.70%, 10/01/2026	307	306
Southwest Airlines Co., 3.00%, 11/15/2026	300	297

		603

Auto Manufacturers — 2.1%
American Honda Finance Corp.,
(United States SOFR + 0.73%), 4.47%, 03/08/2027 (aa)	1,800	1,804
(United States SOFR + 0.73%), 4.54%, 08/13/2027 (aa)	2,200	2,205
BMW US Capital LLC,
(SOFR Compounded Index + 0.78%), 4.50%, 03/19/2027 (e) (aa)	200	201
(SOFR Compounded Index + 0.80%), 4.61%, 08/13/2026 (e) (aa)	2,200	2,206
(SOFR Compounded Index + 0.92%), 4.65%, 03/21/2028 (e) (aa)	800	804
Daimler Truck Finance North America LLC, 4.65%, 10/12/2030 (e)	2,800	2,822
Ford Motor Credit Co. LLC, 5.80%, 03/05/2027	2,500	2,532
(United States SOFR + 2.95%), 6.69%, 03/06/2026 (aa)	300	301
General Motors Financial Co., Inc., 5.40%, 04/06/2026	700	703
Hyundai Capital America,
(United States SOFR + 1.04%), 4.77%, 06/24/2027 (e) (aa)	300	301
Reg. S, (United States SOFR + 1.04%), 4.77%, 06/24/2027 (aa)	400	402
Reg. S, (United States SOFR + 1.50%), 5.49%, 01/08/2027 (aa)	2,235	2,252
Mercedes-Benz Finance North America LLC,
Reg. S, (United States SOFR + 0.78%), 4.51%, 04/01/2027 (aa)	700	703
(United States SOFR + 0.63%), 4.52%, 07/31/2026 (e) (aa)	1,800	1,803
Nissan Motor Acceptance Co. LLC, 1.85%, 09/16/2026 (e)	1,000	976
Volkswagen Group of America Finance LLC,
(United States SOFR + 0.83%), 4.55%, 03/20/2026 (e) (aa)	600	600
(United States SOFR + 1.06%), 4.87%, 08/14/2026 (e) (aa)	200	201
4.90%, 08/14/2026 (e)	1,000	1,004

		21,820

Leisure Time — 0.3%
Royal Caribbean Cruises Ltd., (Liberia), 5.50%, 08/31/2026 (e)	2,700	2,704

Total Consumer Cyclical		25,127

SEE NOTES TO FINANCIAL STATEMENTS.

22	SIX CIRCLES TRUST	DECEMBER 31, 2025

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Consumer Non-cyclical — 0.5%
Agriculture — 0.2%
BAT International Finance plc, (United Kingdom), 1.67%, 03/25/2026	1,900	1,889
Imperial Brands Finance plc, (United Kingdom), 4.50%, 06/30/2028 (e)	200	202

		2,091

Beverages — 0.2%
Keurig Dr Pepper, Inc., 2.55%, 09/15/2026	400	396
(United States SOFR + 0.58%), 4.39%, 11/15/2026 (aa)	800	800
Pernod Ricard SA, (France), 3.25%, 06/08/2026 (e)	600	600

		1,796

Food — 0.1%
Conagra Brands, Inc., 4.85%, 11/01/2028	1,200	1,215

Total Consumer Non-cyclical		5,102

Energy — 0.0% (g)
Pipelines — 0.0% (g)
ONEOK, Inc., 5.55%, 11/01/2026	500	506

Financial — 7.7%
Banks — 5.3%
ABN AMRO Bank NV, (Netherlands),
(SOFR Compounded Index + 1.00%), 4.75%, 12/03/2028 (e) (aa)	300	301
(SOFR Compounded Index + 1.78%), 5.50%, 09/18/2027 (e) (aa)	100	101
Reg. S, (SOFR Compounded Index + 1.78%), 5.50%, 09/18/2027 (aa)	200	202
Banco Santander SA, (Spain), (United States SOFR + 1.12%), 5.10%, 07/15/2028 (aa)	400	402
Bank of America Corp., (CME Term SOFR 3 Month + 1.32%), 3.56%, 04/23/2027 (aa)	3,000	2,995
Bank of Montreal, (Canada), (SOFR Compounded Index + 0.88%), 4.61%, 09/10/2027 (aa)	400	401
Banque Federative du Credit Mutuel SA, (France),
(SOFR Compounded Index + 1.07%), 4.88%, 02/16/2028 (e) (aa)	1,000	1,007
5.90%, 07/13/2026 (e)	1,500	1,515
Barclays plc, (United Kingdom), 4.38%, 01/12/2026	700	700
(United States SOFR + 1.49%), 5.22%, 03/12/2028 (aa)	450	455
(United States SOFR + 1.88%), 5.60%, 09/13/2027 (aa)	300	303
(United States SOFR + 2.21%), 5.83%, 05/09/2027 (aa)	400	402
BNP Paribas SA, (France), (United States SOFR + 1.00%), 1.32%, 01/13/2027 (e) (aa)	900	899
BPCE SA, (France), (United States SOFR + 2.10%), 5.98%, 01/18/2027 (e) (aa)	2,000	2,001

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Banks — continued
Canadian Imperial Bank of Commerce, (Canada),
(United States SOFR + 0.80%), 4.54%, 09/08/2028 (aa)	200	200
(United States SOFR + 0.72%), 4.69%, 01/13/2028 (aa)	1,600	1,602
4.88%, 01/14/2030 (e)	1,100	1,139
Citibank NA, (SOFR Compounded Index + 1.06%), 4.81%, 12/04/2026 (aa)	1,200	1,209
Cooperatieve Rabobank UA, (Netherlands),
(CMT Index 1 Year + 0.55%), 1.11%, 02/24/2027 (e) (aa)	500	498
(CMT Index 1 Year + 0.73%), 1.98%, 12/15/2027 (e) (aa)	2,400	2,353
(SOFR Compounded Index + 0.90%), 4.91%, 10/05/2026 (aa)	250	251
Credit Agricole SA, (France),
(United States SOFR + 0.87%), 4.60%, 03/11/2027 (e) (aa)	1,900	1,906
Reg. S, (United States SOFR + 0.87%), 4.60%, 03/11/2027 (aa)	500	502
Deutsche Bank AG, (Germany),
(United States SOFR + 1.22%), 2.31%, 11/16/2027 (aa)	1,100	1,082
(United States SOFR + 1.22%), 5.03%, 11/16/2027 (aa)	700	703
(United States SOFR + 2.52%), 7.15%, 07/13/2027 (aa)	1,200	1,219
Goldman Sachs Bank USA, (United States SOFR + 0.75%), 4.54%, 05/21/2027 (aa)	702	703
HSBC Holdings plc, (United Kingdom), (United States SOFR + 1.57%), 5.89%, 08/14/2027 (aa)	1,000	1,010
ING Groep NV, (Netherlands), (SOFR Compounded Index + 1.01%), 4.74%, 04/01/2027 (aa)	500	501
Lloyds Banking Group plc, (United Kingdom),
(CMT Index 1 Year + 0.85%), 1.63%, 05/11/2027 (aa)	1,050	1,041
(SOFR Compounded Index + 1.56%), 5.41%, 08/07/2027 (aa)	1,100	1,107
(CMT Index 1 Year + 1.48%), 5.99%, 08/07/2027 (aa)	400	404
Morgan Stanley Bank NA, (United States SOFR + 0.69%), 4.64%, 10/15/2027 (aa)	2,800	2,806
National Bank of Canada, (Canada),
(SOFR Compounded Index + 0.90%), 4.63%, 03/25/2027 (aa)	1,300	1,301
(SOFR Compounded Index + 1.03%), 4.76%, 07/02/2027 (aa)	1,100	1,103
NatWest Markets plc, (United Kingdom), (United States SOFR + 0.90%), 4.71%, 05/17/2027 (e) (aa)	1,300	1,308
Nordea Bank Abp, (Finland), (United States SOFR + 0.74%), 4.46%, 03/19/2027 (e) (aa)	1,200	1,205

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2025	SIX CIRCLES TRUST	23

Six Circles Tax Aware Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2025 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Corporate Bonds — continued
Banks — continued
Oversea-Chinese Banking Corp. Ltd., (Singapore), (BBSW ASX Australian 3 Month + 0.78%), 4.43%, 05/18/2026 (aa)	AUD	1,000	668
PNC Bank NA, (United States SOFR + 0.50%), 4.78%, 01/15/2027 (aa)		2,300	2,301
Royal Bank of Canada, (Canada),
(SOFR Compounded Index + 0.82%), 4.55%, 03/27/2028 (aa)		2,900	2,910
(SOFR Compounded Index + 0.72%), 4.66%, 10/18/2027 (aa)		200	200
(SOFR Compounded Index + 0.79%), 4.70%, 07/23/2027 (aa)		300	301
Santander Holdings USA, Inc., (United States SOFR + 1.23%), 6.12%, 05/31/2027 (aa)		1,600	1,611
Standard Chartered plc, (United Kingdom), Reg. S, (United States SOFR + 1.93%), 5.93%, 07/06/2027 (aa)		1,300	1,309
Sumitomo Mitsui Financial Group, Inc., (Japan), (United States SOFR + 1.30%), 5.28%, 07/13/2026 (aa)		700	704
Sumitomo Mitsui Trust Bank Ltd., (Japan),
(United States SOFR + 1.15%), 4.88%, 09/14/2026 (e) (aa)		200	201
Reg. S, (United States SOFR + 1.15%), 4.88%, 09/14/2026 (aa)		1,600	1,611
Svenska Handelsbanken AB, (Sweden), (BBSW ASX Australian 3 Month + 0.45%), 4.13%, 03/04/2026 (aa)	AUD	600	400
UBS AG, (Switzerland), Reg. S, (BBSW ASX Australian 3 Month + 0.50%), 4.16%, 02/26/2026 (aa)	AUD	1,300	868
UBS Group AG, (Switzerland), (SOFR Compounded Index + 0.98%), 1.31%, 02/02/2027 (e) (aa)		1,700	1,695
Wells Fargo & Co.,
(United States SOFR + 0.78%), 4.68%, 01/24/2028 (aa)		500	501
(United States SOFR + 1.07%), 4.98%, 04/22/2028 (aa)		2,000	2,011

			54,128

Diversified Financial Services — 1.4%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, (Ireland),
2.45%, 10/29/2026		1,300	1,282
6.10%, 01/15/2027		1,000	1,019
Air Lease Corp.,
2.88%, 01/15/2026		900	899
5.30%, 06/25/2026		1,200	1,206
Aircastle Ltd., (Bermuda), 4.25%, 06/15/2026		2,065	2,065
Aviation Capital Group LLC, 1.95%, 09/20/2026 (e)		3,000	2,951
DLR Kredit A/S, (Denmark), 1.00%, 01/01/2027	DKK	5,700	888

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Diversified Financial Services — continued
Nomura Holdings, Inc., (Japan), 1.65%, 07/14/2026		1,400	1,383
(United States SOFR + 1.25%), 4.96%, 07/02/2027 (aa)		500	504
Realkredit Danmark A/S, (Denmark), Reg. S, 1.00%, 01/01/2027	DKK	13,500	2,100

			14,297

Insurance — 0.8%
Athene Global Funding, (SOFR Compounded Index + 1.00%), 4.72%, 09/18/2028 (e) (aa)		2,900	2,887
F&G Global Funding, 1.75%, 06/30/2026 (e)		2,500	2,469
Jackson National Life Global Funding,
(United States SOFR + 0.95%), 4.68%, 09/12/2028 (e) (aa)		1,500	1,504
4.90%, 01/13/2027 (e)		600	605
Sammons Financial Group Global Funding, (United States SOFR + 0.85%), 4.61%, 09/02/2027 (e) (aa)		400	402

			7,867

Investment Companies — 0.2%
Sofina SA, (Belgium), Reg. S, 1.00%, 09/23/2028	EUR	1,600	1,774

Total Financial			78,066

Industrial — 1.0%
Aerospace/Defense — 0.4%
Boeing Co. (The), 2.20%, 02/04/2026		3,500	3,493

Electronics — 0.1%
Foxconn Far East Ltd., (Cayman Islands), Reg. S, 1.88%, 08/25/2028		1,400	1,298

Engineering & Construction — 0.2%
Sydney Airport Finance Co. Pty Ltd., (Australia), Reg. S, 3.63%, 04/28/2026		2,100	2,096

Packaging & Containers — 0.3%
Berry Global, Inc., 1.57%, 01/15/2026		1,900	1,898
4.88%, 07/15/2026 (e)		977	977

			2,875

Total Industrial			9,762

Utilities — 1.3%
Electric — 1.2%
Algonquin Power & Utilities Corp., (Canada), SUB, 5.37%, 06/15/2026		1,000	1,005
Enel Finance International NV, (Netherlands), 1.63%, 07/12/2026 (e)		700	691
Reg. S, 1.63%, 07/12/2026		400	395
Evergy Kansas Central, Inc., 4.70%, 03/13/2028		600	609
Eversource Energy, 2.90%, 03/01/2027		300	296
Fortis, Inc., (Canada), 3.06%, 10/04/2026		400	397
Monongahela Power Co., 3.55%, 05/15/2027 (e)		800	795

SEE NOTES TO FINANCIAL STATEMENTS.

24	SIX CIRCLES TRUST	DECEMBER 31, 2025

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Electric — continued
Pacific Gas and Electric Co.,
2.95%, 03/01/2026	1,100	1,097
3.15%, 01/01/2026	2,865	2,865
Southern California Edison Co.,
4.90%, 06/01/2026	1,100	1,102
Series 20C, 1.20%, 02/01/2026	1,800	1,793
Southwestern Electric Power Co., Series K, 2.75%, 10/01/2026	1,300	1,288

		12,333

Gas — 0.1%
National Fuel Gas Co., 5.50%, 10/01/2026	600	606

Total Utilities		12,939

Total Corporate Bonds (Cost $138,052)		138,499

Foreign Government Securities — 0.5%
Banks — 0.3%
Korea Development Bank (The), (South Korea), (United States SOFR + 0.76%), 4.63%, 02/03/2030 (aa)	3,000	3,025

Sovereign — 0.2%
Saudi Government International Bond, (Saudi Arabia), 5.13%, 01/13/2028 (e)	2,300	2,349

Total Foreign Government Securities (Cost $5,196)		5,374

Mortgage-Backed Security — 0.5%
UMBS Collateral — 0.5%
FNMA or FHLMC, Single Family, 30 years, TBA, 5.50%, 02/01/2056 (w)
(Cost $5,051)	5,000	5,068

Municipal Bonds — 68.1% (t)
Alabama — 0.5%
County of Jefferson Sewer Revenue, Warrants, Rev., 5.00%, 10/01/2026	1,250	1,269
Southeast Energy Authority A Cooperative District, Project No. 4, Series B1, Rev., 5.00%, 08/01/2027	4,070	4,170

		5,439

Alaska — 0.1%
State of Alaska
Series B, GO, 5.00%, 08/01/2026	690	700
Series B, GO, 5.00%, 08/01/2027	750	779

		1,479

Arizona — 1.1%
Arizona Board of Regents, Series A, Rev., VRDO, 2.30%, 01/07/2026 (z)	10,715	10,715

California — 1.4%
Los Angeles Department of Water & Power, Series A, Rev., 5.00%, 07/01/2027	8,415	8,725
State of California, GO, 5.00%, 08/01/2028	5,000	5,338

		14,063

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Colorado — 2.4%
City & County of Denver Airport System Revenue, Series D, Rev., AMT, 5.25%, 11/15/2027	1,500	1,568
Colorado Health Facilities Authority, Series D, Rev., VRDO, 2.45%, 01/02/2026 (z)	23,500	23,500

		25,068

Connecticut — 5.0%
Connecticut Housing Finance Authority, Series B3, Rev., VRDO, 3.25%, 01/07/2026 (z)	5,585	5,585
Connecticut State Health & Educational Facilities Authority
Rev., 5.00%, 07/01/2027	1,500	1,551
Rev., 5.00%, 07/01/2028	1,700	1,797
Connecticut State Health & Educational Facilities Authority, Yale University
Series A, Rev., VRDO, 1.90%, 01/02/2026 (z)	21,000	21,000
Series A-4-2, Rev., VRDO, 1.90%, 01/02/2026 (z)	6,500	6,500
State of Connecticut, Series D, GO, 5.00%, 08/15/2028	14,000	14,898

		51,331

District of Columbia — 1.1%
District of Columbia
Rev., VRDO, LOC: Wells Fargo Bank NA, 3.23%, 01/07/2026 (z)	2,325	2,325
Series A, GO, 5.00%, 08/01/2027	5,000	5,201
Metropolitan Washington Airports Authority Aviation Revenue, Series A, Rev., AMT, 5.00%, 10/01/2026	2,805	2,852
Washington Metropolitan Area Transit Authority Dedicated Revenue, Sustainability Financed Bond, Rev., 5.00%, 07/15/2026	1,250	1,266

		11,644

Florida — 5.3%
Highlands County Health Facilities Authority, Adventist Health System/Sunbelt Obligated Group, Series A, Rev., VRDO, 0.00%, 01/07/2026 (z)	2,800	2,800
Hillsborough County Industrial Development Authority, Baycare Health System, Rev., VRDO, LIQ: Royal Bank of Canada, 2.50%, 11/15/2054 (z)	7,400	7,400
Mid-Bay Bridge Authority, Rev., 5.00%, 10/01/2027	3,000	3,109
Orlando Utilities Commission, Series 1, Rev., VRDO, 2.45%, 01/07/2026 (z)	25,060	25,060
Sarasota County School Board, Master Lease Program, COP, 5.00%, 07/01/2026	1,250	1,265
State of Florida Lottery Revenue, Series A, Rev., 5.00%, 07/01/2027	4,895	5,079
The School Board of Miami-Dade County, Series A, COP, 5.00%, 05/01/2026	10,000	10,075

		54,788

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2025	SIX CIRCLES TRUST	25

Six Circles Tax Aware Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2025 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Georgia — 0.6%
Municipal Electric Authority of Georgia, General Resolution Project, Rev., 5.00%, 01/01/2026	625	625
Municipal Electric Authority of Georgia, Project One Subordinated
Rev., 5.00%, 01/01/2026	4,000	4,000
Rev., 5.00%, 01/01/2027	1,000	1,025

		5,650

Guam — 0.2%
Guam Government Waterworks Authority, Series A, Rev., 5.00%, 07/01/2026	350	353
Territory of Guam, Series G, Rev., 5.00%, 01/01/2028	1,335	1,384

		1,737

Idaho — 0.2%
Idaho Health Facilities Authority, St. Luke’s Health System Project, Series C, Rev., VRDO, LOC: U.S. Bank NA, 2.60%, 01/02/2026 (z)	2,000	2,000

Illinois — 3.8%
Chicago Midway International Airport, Senior, Series C, Rev., AMT, 5.00%, 01/01/2026	3,000	3,000
Chicago O’Hare International Airport, Senior Lien O’Hare International, Rev., AMT, 5.00%, 01/01/2026	3,500	3,500
Chicago Transit Authority Sales Tax Receipts Fund, Series A, Rev., 5.00%, 12/01/2027	2,250	2,346
City of Chicago, Wastewater Transmission Revenue, Second Lien, Series B, Rev., 5.00%, 01/01/2026	1,300	1,300
Illinois Finance Authority, Rev., VRDO, LOC: Northern Trust Co., 2.35%, 01/07/2026 (z)	1,770	1,770
Illinois Municipal Electric Agency, Series A, Rev., 5.00%, 02/01/2028	5,000	5,236
Metropolitan Water Reclamation District of Greater Chicago
Series C, GO, 5.00%, 12/01/2027	12,940	13,530
Series D, GO, 5.00%, 12/01/2027	8,310	8,689

		39,371

Indiana — 2.5%
Indiana Finance Authority
Series A, Rev., 5.00%, 02/01/2027	7,400	7,588
Series A, Rev., 5.00%, 02/01/2028	2,350	2,457
Indiana Finance Authority, Health Systems, Sisters of St. Francis, Series I, Rev., VRDO, LOC: Barclays Bank plc, 2.50%, 01/02/2026 (z)	7,400	7,400
Indianapolis Local Public Improvement Bond Bank
Rev., AMT, 5.00%, 01/01/2028	6,230	6,476
Series A, Rev., 5.00%, 06/01/2026	1,800	1,817

		25,738

Louisiana — 1.7%
Louisiana State Citizens Property Insurance Corp., Series A, Rev., 5.00%, 06/01/2026	16,000	16,162

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Louisiana — continued
State of Louisiana, Series C, GO, 5.00%, 12/01/2026	1,340	1,370

		17,532

Maryland — 0.2%
County of Baltimore, Consolidated Public Improvement, Series A, GO, 5.00%, 07/01/2027	2,000	2,075

Massachusetts — 0.9%
Massachusetts Development Finance Agency, Partners Healthcare System, Inc., Series K1, Rev., VRDO, 2.75%, 01/07/2026 (z)	4,700	4,700
Massachusetts Educational Financing Authority, Senior Issue M, Series B, Rev., AMT, 5.00%, 07/01/2026	4,000	4,035

		8,735

Michigan — 0.2%
Wayne County Airport Authority, Series B, Rev., AMT, 5.00%, 12/01/2027	1,810	1,873

Minnesota — 2.6%
City of Rochester MN
Series A, Rev., VRDO, 2.35%, 01/07/2026 (z)	23,000	23,000
Series B, Rev., VRDO, 2.35%, 01/07/2026 (z)	3,900	3,900

		26,900

Mississippi — 0.6%
Mississippi Business Finance Corp., Chevron USA, Inc.
Series A, Rev., VRDO, 2.50%, 01/02/2026 (z)	1,000	1,000
Series G, Rev., VRDO, 2.50%, 01/02/2026 (z)	3,765	3,765
Mississippi Development Bank, Desoto County Highway Project, Series A, Rev., 5.00%, 01/01/2027	1,000	1,024

		5,789

Missouri — 3.0%
City of Kansas City, Series A, GO, 5.00%, 02/01/2026	900	902
Curators of the University of Missouri (The), Rev., 5.00%, 11/01/2026	7,000	7,143
Health & Educational Facilities Authority of the State of Missouri, Series F, Rev., VRDO, 2.50%, 01/02/2026 (z)	16,600	16,600
Missouri Development Finance Board, Nelson Gallery Foundation (The), Series A, Rev., VRDO, 2.55%, 01/02/2026 (z)	5,000	5,000
Missouri Joint Municipal Electric Utility Commission, Plum Point Project, Rev., 5.00%, 01/01/2027	1,530	1,564

		31,209

SEE NOTES TO FINANCIAL STATEMENTS.

26	SIX CIRCLES TRUST	DECEMBER 31, 2025

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Nebraska — 0.2%
Public Power Generation Agency, Whelan Energy Center Unit, Rev., 5.00%, 01/01/2027	2,000	2,047

New Hampshire — 0.1%
New Hampshire Health and Education Facilities Authority Act, Rev., VRDO, LOC: TD Bank NA, 3.30%, 01/07/2026 (z)	1,410	1,410

New Jersey — 1.7%
Casino Reinvestment Development Authority, Inc.
Series A, Rev., 5.00%, 11/01/2026	1,000	1,017
Series A, Rev., 5.00%, 11/01/2027	1,400	1,454
Series B, Rev., 5.00%, 11/01/2026	500	509
Series B, Rev., 5.00%, 11/01/2027	520	540
New Jersey Economic Development Authority, Rev., 5.00%, 03/01/2026	500	502
New Jersey Educational Facilities Authority, Series A, Rev., 5.00%, 08/01/2027	2,000	2,074
New Jersey Educational Facilities Authority, Montclair State University, Rev., 5.00%, 07/01/2026	1,000	1,012
State of New Jersey, GO, 5.00%, 06/01/2027	9,950	10,296

		17,404

New Mexico — 0.2%
University of New Mexico (The), Rev., VRDO, 2.30%, 01/07/2026 (z)	1,835	1,835

New York — 11.0%
City of New York NY
Series A, GO, VRDO, 2.50%, 01/02/2026 (z)	9,000	9,000
Series B, GO, VRDO, 2.50%, 01/02/2026 (z)	10,900	10,900
City of New York, Fiscal Year 2018, Series B5, GO, VRDO, 2.50%, 01/02/2026 (z)	13,000	13,000
Metropolitan Transportation Authority, Rev., 5.00%, 11/15/2027	3,600	3,758
New York City Municipal Water Finance Authority, Second General Resolution
Rev., VRDO, 2.50%, 01/02/2026 (z)	10,000	10,000
Rev., VRDO, 2.60%, 01/02/2026 (z)	4,325	4,325
New York City Transitional Finance Authority Future Tax Secured Revenue, Rev., 5.00%, 11/01/2027	20,850	21,759
New York City Transitional Finance Authority Future Tax Secured Revenue, Subordinated Future Tax Secure, Rev., VRDO, 2.50%, 01/02/2026 (z)	2,645	2,645
New York State Housing Finance Agency, Rev., VRDO, LOC: TD Bank NA, 2.35%, 01/07/2026 (z)	11,620	11,620
Triborough Bridge & Tunnel Authority, Rev., BAN, 5.00%, 03/15/2027	10,000	10,304
Triborough Bridge & Tunnel Authority, Subordinated Bond, Series A, Rev., BAN, 5.00%, 02/01/2028	14,820	15,592

		112,903

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

North Carolina — 1.4%
City of Raleigh NC, Rev., 5.00%, 10/01/2026	7,250	7,380
Cumberland County Industrial Facilities and Pollution Control Financing Authority, Project Aero, Rev., AMT, 3.13%, 12/01/2027 (z)	4,550	4,547
North Carolina Medical Care Commission, Rev., VRDO, LOC: Truist Bank, 2.45%, 10/01/2039 (z)	2,030	2,030

		13,957

Ohio — 5.2%
County of Franklin, Facilities, OhioHealth Corp., Series D, Rev., VRDO, LOC: Northern Trust Co., 2.25%, 01/07/2026 (z)	1,200	1,200
County of Hamilton, TriHealth, Inc. Obligated Group, Rev., VRDO, 2.55%, 01/02/2026 (z)	11,320	11,320
Ohio Higher Educational Facility Commission, Hospital, Cleveland Clinic Health System Obligated Group, Series B3, Rev., VRDO, 2.55%, 01/02/2026 (z)	4,500	4,500
Ohio State University (The), Multiyear Debt Issuance
Rev., VRDO, 2.15%, 01/07/2026 (z)	6,000	6,000
Rev., VRDO, 2.35%, 01/07/2026 (z)	11,600	11,600
State of Ohio
Rev., VRDO, 2.25%, 01/07/2026 (z)	14,000	14,000
Rev., 5.00%, 10/01/2027	3,250	3,391
State of Ohio, Mental Health Facilities Improvement, Rev., 5.00%, 02/01/2026	1,500	1,503

		53,514

Oklahoma — 0.3%
Oklahoma Municipal Power Authority, Power Supply System, Series A, Rev., 5.00%, 01/01/2026	3,500	3,500

Oregon — 0.4%
Oregon State Lottery, Series A, Rev., 5.00%, 04/01/2028	3,750	3,958

Pennsylvania — 4.1%
City of Philadelphia, Series C, GO, 5.00%, 08/01/2027	3,250	3,370
City of Philadelphia Airport Revenue, Series B, Rev., AMT, 5.00%, 07/01/2026	2,500	2,525
City of Philadelphia Airport Revenue, Private Activity, Rev., AMT, 5.00%, 07/01/2026	9,755	9,851
City of Philadelphia PA Airport Revenue
Series B, Rev., AMT, 5.00%, 07/01/2027	1,000	1,029
Series B, Rev., AMT, 5.00%, 07/01/2028	860	903
City of Philadelphia Water & Wastewater Revenue, Series B, Rev., 5.00%, 09/01/2026	2,550	2,589
Commonwealth of Pennsylvania
GO, 5.00%, 09/15/2026	2,000	2,035
Series A, GO, 5.00%, 08/15/2027	10,000	10,406
Northampton County General Purpose Authority, St. Luke’s University Health Network, Rev., 5.00%, 08/15/2026	5,000	5,063

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2025	SIX CIRCLES TRUST	27

Six Circles Tax Aware Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2025 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Pennsylvania — continued
Philadelphia Authority for Industrial Development
Rev., 5.00%, 12/01/2027	2,075	2,168
Series A, Rev., 5.00%, 12/01/2027	1,750	1,829

		41,768

Texas — 3.1%
City of Austin Airport System Revenue, Rev., AMT, 5.00%, 11/15/2027	1,425	1,479
City of Houston TX Combined Utility System Revenue, Rev., VRDO, (SIFMA Municipal Swap Index + 0.01%), 3.45%, 01/07/2026 (aa)	6,000	6,000
City of San Antonio, Tax Notes, GO, 5.00%, 02/01/2026	1,035	1,037
Clifton Higher Education Finance Corp., Rev., PSF-GTD, 5.00%, 02/15/2028	1,150	1,201
Clifton Higher Education Finance Corp., International Leadership of Texas, Inc., Rev., PSF-GTD, 5.00%, 08/15/2026	1,000	1,014
Dallas Fort Worth International Airport, Series A1, Rev., AMT, 5.00%, 11/01/2027	7,000	7,259
Harris County Hospital District, GO, 5.00%, 02/15/2028	1,700	1,781
Lower Colorado River Authority, LCRA Transmission Services, Rev., 5.00%, 05/15/2026	1,000	1,009
North Texas Tollway Authority, First Tier Bonds, Series A, Rev., 5.00%, 01/01/2027	1,000	1,025
Tarrant County Cultural Education Facilities Finance Corp., Baylor Scott and White Health Project, Rev., VRDO, LOC: Barclays Bank plc, 1.70%, 01/02/2026 (z)	10,000	10,000

		31,805

Utah — 0.5%
State of Utah, GO, 5.00%, 07/01/2026	5,000	5,063

Virginia — 1.5%
Albemarle County Economic Development Authority, Sentara Martha Jefferson, Series B, Rev., VRDO, 2.45%, 01/02/2026 (z)	1,500	1,500
Norfolk Economic Development Authority, Sentara Healthcare Obligated Group
Series A, Rev., VRDO, 2.35%, 01/07/2026 (z)	5,300	5,300
Series B, Rev., VRDO, 2.35%, 01/07/2026 (z)	7,435	7,435
Winchester Economic Development Authority, Valley Health System, Series A, Rev., 5.00%, 01/01/2027	800	818

		15,053

Washington — 4.2%
Chelan County Public Utility District No. 1, Series B, Rev., VRDO, 2.25%, 01/07/2026 (z)	20,125	20,125
Port of Seattle WA, GO, 5.00%, 06/01/2027	7,300	7,559
Port of Seattle, Intermediate Lien, Series B, Rev., AMT, 5.00%, 07/01/2027	7,000	7,211

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Washington — continued
State of Washington, Series R-2023B, GO, 5.00%, 07/01/2027		8,000	8,304

			43,199

Wisconsin — 0.8%
Public Finance Authority
Rev., 5.00%, 11/15/2026		275	278
Rev., 5.00%, 06/01/2027		1,000	1,027
Rev., 5.00%, 11/15/2027		285	293
Rev., 5.00%, 06/01/2028		1,000	1,049
State of Wisconsin, Series 2024-2, GO, 5.00%, 05/01/2027		5,000	5,168

			7,815

Total Municipal Bonds (Cost $697,140)			698,367

U.S. Government Agency Security — 0.3%
Sovereign — 0.3%
FHLMC, 4.13%, 09/26/2028
(Cost $2,900)		2,900	2,902

U.S. Treasury Obligation — 0.1%
Sovereign — 0.1%
U.S. Treasury Inflation Indexed Note, 2.13%, 04/15/2029 (ii)
(Cost $1,433)		1,432	1,463

Short-Term Investments — 4.0%
Commercial Papers — 1.7%
Air Lease Corp., 4.15%, 01/02/2026 (e) (n)		600	600
4.19%, 01/07/2026 (e) (n)		1,200	1,199
4.19%, 01/09/2026 (e) (n)		600	599
AMETEK, Inc., 4.16%, 01/06/2026 (e) (n)		800	800
Enbridge U.S., Inc., 4.05%, 01/07/2026 (e) (n)		2,000	1,999
ERAC USA Finance LLC, 4.22%, 01/12/2026 (e) (n)		3,000	2,996
HCA, Inc., 4.11%, 01/20/2026 (e) (n)		3,100	3,093
4.33%, 01/13/2026 (e) (n)		1,500	1,498
Keurig Dr Pepper, Inc., 4.26%, 01/09/2026 (e) (n)		1,800	1,798
Southern California Edison Co. 4.57%, 01/06/2026 (e) (n)		400	400
4.58%, 01/05/2026 (e) (n)		400	400
VW Credit, Inc., 4.27%, 01/13/2026 (e) (n)		1,900	1,897

Total Commercial Papers			17,279

Foreign Government Securities — 0.2%
South Africa Treasury Bills, (South Africa) 7.25%, 05/20/2026 (n)	ZAR	16,600	977
7.30%, 08/19/2026 (n)	ZAR	16,700	966

Total Foreign Government Securities			1,943

Municipal Bonds — 1.1% (t)
City of Austin Airport System Revenue, Rev., AMT, 5.00%, 11/15/2026		900	916

SEE NOTES TO FINANCIAL STATEMENTS.

28	SIX CIRCLES TRUST	DECEMBER 31, 2025

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Short-Term Investments — continued
Municipal Bonds — continued
County of Miami-Dade, Water & Sewer System Revenue, Series B, Rev., 5.00%, 10/01/2026		2,500	2,544
The Monmouth County Improvement Authority, Governmental Pooled Loan Project Notes, Rev., CNTY GTD, 4.00%, 03/13/2026 (n)		8,000	8,022

Total Municipal Bonds			11,482

Repurchase Agreement — 0.7%
BNP Paribas SA, 3.93%, dated 12/31/2025 due 01/02/2026, repurchase price $7,400 collateralized by U.S. Treasury Bonds, 4.00%, due 11/15/2042, with a value of $7,482		7,400	7,400

Time Deposits — 0.3%
Australia & New Zealand Banking Group Ltd., 1.59%, 01/02/2026 (n)	AUD	133	89
BNP Paribas SA, 0.27%, 01/02/2026 (n)	DKK	30	5
Citibank NA,
0.81%, 01/02/2026 (n)	EUR	25	30
2.66%, 01/02/2026 (n)	GBP	242	326
2.98%, 01/02/2026 (n)		449	449

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Time Deposits — continued
Royal Bank of Canada, 1.08%, 01/02/2026 (n)	CAD	179	131
Sumitomo Mitsui Banking Corp.,
0.15%, 01/05/2026 (n)	JPY	1,007	6
2.98%, 01/02/2026 (n)		2,059	2,059
Sumitomo Mitsui Trust Bank Ltd., 2.98%, 01/02/2026 (n)		171	171

Total Time Deposits			3,266

Total Short-Term Investments (Cost $41,298)			41,370

Total Investments — 99.5% (Cost - $1,018,433)			1,020,390

Other Assets in Excess of Liabilities — 0.5%			5,357

NET ASSETS — 100.0%			$1,025,747

Percentages indicated are based on net assets.

Futures contracts outstanding as of December 31, 2025:
Exchange Traded
DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)($)
Long Contracts
Australian Government 3 Year Bond	95	03/2026	AUD	6,668	(12)
Australian Government 10 Year Bond	47	03/2026	AUD	3,427	7
Canadian Government 5 Year Bond	81	03/2026	CAD	6,728	(42)
Long Gilt	24	03/2026	GBP	2,944	12
U.S. Treasury 2 Year Note	270	03/2026	USD	56,326	47
U.S. Treasury 5 Year Note	799	03/2026	USD	87,577	(243)

					(231)

Short Contracts
Euro Schatz	(21)	03/2026	EUR	(2,639)	4
U.S. Treasury 10 Year Note	(101)	03/2026	USD	(11,433)	77
U.S. Treasury Ultra Bond	(34)	03/2026	USD	(4,028)	16
U.S. Ultra Treasury 10 Year Note	(108)	03/2026	USD	(12,415)	(7)

					90

Total unrealized appreciation (depreciation)					(141)

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2025	SIX CIRCLES TRUST	29

Six Circles Tax Aware Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2025 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Forward foreign currency exchange contracts outstanding as of December 31, 2025:
CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)($)
AUD	779	USD	515	Bank of America, NA	01/14/2026	4
AUD	1,223	USD	811	Morgan Stanley & Co.	01/14/2026	5

Total unrealized appreciation						9

USD	5,617	AUD	8,575	Morgan Stanley & Co.	01/14/2026	(106)
USD	1,775	CAD	2,475	Bank of America, NA	01/14/2026	(29)
USD	1,836	EUR	1,582	Barclays Bank plc	01/14/2026	(23)
USD	5,348	GBP	4,062	Bank of America, NA	01/14/2026	(127)
USD	939	ZAR	16,228	Bank of America, NA	05/20/2026	(31)
USD	928	ZAR	16,163	Bank of America, NA	08/19/2026	(32)
USD	3,044	DKK	19,200	Bank of America, NA	01/04/2027	(32)

Total unrealized depreciation						(380)

Net unrealized appreciation (depreciation)						(371)

Centrally Cleared Interest Rate Swap contracts outstanding as of December 31, 2025:
FLOATING RATE INDEX (a)	FIXED RATE	PAY/ RECEIVE FLOATING RATE	MATURITY DATE	NOTIONAL AMOUNT		UPFRONT PAYMENTS (RECEIPTS)($)	UNREALIZED APPRECIATION (DEPRECIATION)($)	VALUE($)
SONIA Interest Rate Benchmark	3.75% annually	Pay	09/17/2030	GBP	2,300	(11)	24	13
United States SOFR	3.29% annually	Receive	05/31/2030	USD	25,589	(1)	115	114
United States SOFR	3.38% annually	Receive	05/31/2030	USD	33,706	34	7	41

Total						22	146	168

(a)	Value of floating rate index as of December 31, 2025 was as follows:

FLOATING RATE INDEX
SONIA Interest Rate Benchmark	3.73%
United States SOFR	3.87%

SEE NOTES TO FINANCIAL STATEMENTS.

30	SIX CIRCLES TRUST	DECEMBER 31, 2025

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2025

ASX	— Australian Stock Exchange
AMT	— Alternative Minimum Tax
BAN	— Bond Anticipation Note
BBSW	— Bank Bill Swap Rate
CMT	— Constant Maturity Treasury
CNTY	— County
COP	— Certificate of Participation
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
GO	— General Obligation
GTD	— Guaranteed
LIQ	— Liquidity Agreement
LOC	— Letter of Credit
PSF	— Permanent School Fund
Reg. S

—  Security was purchased pursuant to Regulation S under the Securities Act of 1933, as amended (the “Securities Act”), which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act, or pursuant to an exemption from registration.

REMICS	— Real Estate Mortgage Investment Conduit
Rev.	— Revenue
SIFMA	— Securities Industry and Financial Markets Association
SOFR	— Secured Overnight Financing Rate
SONIA	— Sterling Overnight Interbank Average Rate
SUB	— Step-Up Bond. The interest rate shown is the rate in effect as of December 31, 2025.
TBA	— To Be Announced
VRDO	— Variable Rate Demand Obligation. The interest rate shown is the rate in effect as of December 31, 2025.

(e)	— Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended.
(g)	— Amount rounds to less than 0.05%.
(n)	— The rate shown is the effective yield as of December 31, 2025.
(t)	— The date shown represents the earliest of the next put date, next demand date or final maturity date.
(w)	— All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(z)

—  Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of December 31, 2025.

(aa)	— Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of December 31, 2025.
(ii)	— Approximately $276 of these investments are restricted as collateral for forwards to various brokers.
AUD	— Australian Dollar
CAD	— Canadian Dollar
DKK	— Danish Krone
EUR	— Euro
GBP	— British Pound
JPY	— Japanese Yen
USD	— United States Dollar
ZAR	— South African Rand

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2025	SIX CIRCLES TRUST	31

Six Circles U.S. Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2025

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE($)
Common Stocks — 99.5%
Basic Materials — 0.4%
Chemicals — 0.3%
Air Products & Chemicals, Inc.	32	7,794
CF Industries Holdings, Inc.	24	1,851
Dow, Inc.	101	2,367
DuPont de Nemours, Inc.	62	2,493
Ecolab, Inc.	35	9,254
International Flavors & Fragrances, Inc.	35	2,362
Linde plc	66	28,172
LyondellBasell Industries NV, Class A	38	1,632
PPG Industries, Inc.	31	3,129
Qnity Electronics, Inc.	110	8,977
RPM International, Inc.	17	1,812
Sherwin-Williams Co. (The)	33	10,731

		80,574

Forest Products & Paper — 0.0% (g)
International Paper Co.	74	2,903

Iron/Steel — 0.0% (g)
Nucor Corp.	33	5,354
Reliance, Inc.	8	2,210
Steel Dynamics, Inc.	20	3,407

		10,971

Mining — 0.1%
Freeport-McMoRan, Inc.	194	9,843
Newmont Corp.	150	14,988

		24,831

Total Basic Materials		119,279

Communications — 17.6%
Advertising — 0.0% (g)
Omnicom Group, Inc.	12	1,001
Trade Desk, Inc. (The), Class A (a)	13	490

		1,491

Internet — 15.6%
Airbnb, Inc., Class A (a)	211	28,625
Alphabet, Inc., Class A	3,074	962,272
Alphabet, Inc., Class C	2,577	808,527
Amazon.com, Inc. (a)	5,200	1,200,216
AppLovin Corp., Class A (a)	270	181,756
Booking Holdings, Inc.	128	684,990
CDW Corp.	55	7,444
DoorDash, Inc., Class A (a)	10	2,349
eBay, Inc.	12	1,029
Expedia Group, Inc.	59	16,676
F5, Inc. (a)	24	6,064
Gen Digital, Inc.	275	7,465
GoDaddy, Inc., Class A (a)	51	6,293
MercadoLibre, Inc., (Uruguay) (a)	1	2,554
Meta Platforms, Inc., Class A	1,150	759,090
Netflix, Inc. (a)	1,988	186,399
Palo Alto Networks, Inc. (a)	359	66,056
Pinterest, Inc., Class A (a)	313	8,092
Reddit, Inc., Class A (a)	53	12,291

SECURITY DESCRIPTION	SHARES	VALUE($)

Internet — Continued
Robinhood Markets, Inc., Class A (a)	346	39,116
Snap, Inc., Class A (a)	589	4,755
Uber Technologies, Inc. (a)	153	12,465
VeriSign, Inc.	30	7,353
Zillow Group, Inc., Class C (a)	23	1,552

		5,013,429

Media — 0.0% (g)
Charter Communications, Inc., Class A (a)	2	511
Comcast Corp., Class A	105	3,145
Fox Corp., Class A	3	214
Fox Corp., Class B	9	577
Liberty Media Corp-Liberty Formula One, Class C (a)	9	899
News Corp., Class A	19	497
Walt Disney Co. (The)	44	4,954
Warner Bros Discovery, Inc. (a)	68	1,955

		12,752

Telecommunications — 2.0%
Arista Networks, Inc. (a)	437	57,315
AT&T, Inc.	159	3,943
Ciena Corp. (a)	55	12,947
Cisco Systems, Inc.	6,346	488,858
Corning, Inc.	334	29,287
Credo Technology Group Holding Ltd. (a)	78	11,193
EchoStar Corp., Class A (a)	4	387
Motorola Solutions, Inc.	70	26,670
T-Mobile US, Inc.	14	2,766
Verizon Communications, Inc.	96	3,891

		637,257

Total Communications		5,664,929

Consumer Cyclical — 6.1%
Airlines — 0.0% (g)
Delta Air Lines, Inc.	13	876
United Airlines Holdings, Inc. (a)	7	819

		1,695

Apparel — 0.0% (g)
Deckers Outdoor Corp. (a)	3	279
NIKE, Inc., Class B	32	2,061
Tapestry, Inc.	5	680

		3,020

Auto Manufacturers — 1.3%
Cummins, Inc.	11	5,473
Ford Motor Co.	776	10,182
General Motors Co.	188	15,261
PACCAR, Inc.	40	4,432
Rivian Automotive, Inc., Class A (a)	152	2,995
Tesla, Inc. (a)	821	369,070

		407,413

Auto Parts & Equipment — 0.0% (g)
Aptiv plc, (Ireland) (a)	6	491

SEE NOTES TO FINANCIAL STATEMENTS.

32	SIX CIRCLES TRUST	DECEMBER 31, 2025

SECURITY DESCRIPTION	SHARES		VALUE($)
Common Stocks — continued
Distribution/Wholesale — 0.0% (g)
Copart, Inc. (a)	66		2,590
Fastenal Co.	86		3,447
Watsco, Inc.	3		858
WW Grainger, Inc.	3		3,350

			10,245

Entertainment — 0.0% (g)
DraftKings, Inc., Class A (a)	9		319
Flutter Entertainment plc (a)	4		962
Live Nation Entertainment, Inc. (a)	6		871

			2,152

Home Builders — 0.5%
DR Horton, Inc.	461		66,413
Lennar Corp., Class A	8		846
NVR, Inc. (a)	10		75,473
PulteGroup, Inc.	86		10,034

			152,766

Leisure Time — 0.2%
Carnival Corp. (a)	563		17,188
Norwegian Cruise Line Holdings Ltd. (a)	214		4,787
Royal Caribbean Cruises Ltd.	128		35,673

			57,648

Lodging — 0.2%
Hilton Worldwide Holdings, Inc.	118		33,994
Hyatt Hotels Corp., Class A	3		543
Las Vegas Sands Corp.	8		490
Marriott International, Inc., Class A	113		35,136

			70,163

Retail — 3.9%
AutoZone, Inc. (a)	—	(h)	1,557
Best Buy Co., Inc.	7		439
Burlington Stores, Inc. (a)	2		496
Carvana Co., Class A (a)	4		1,571
Chipotle Mexican Grill, Inc., Class A (a)	35		1,283
Costco Wholesale Corp.	13		11,229
Darden Restaurants, Inc.	3		533
Dick’s Sporting Goods, Inc.	2		360
Dollar General Corp.	6		796
Dollar Tree, Inc. (a)	5		640
Domino’s Pizza, Inc.	—	(h)	113
Ferguson Enterprises, Inc.	16		3,479
Genuine Parts Co.	3		407
Home Depot, Inc. (The)	389		133,816
Lowe’s Cos., Inc.	15		3,690
Lululemon Athletica, Inc., (Canada) (a)	3		564
McDonald’s Corp.	411		125,578
O’Reilly Automotive, Inc. (a)	22		2,019
Ross Stores, Inc.	8		1,379
Star Group LP	10		116
Starbucks Corp.	29		2,409
Target Corp.	14		1,341
TJX Cos., Inc. (The)	22		3,441

SECURITY DESCRIPTION	SHARES	VALUE($)

Retail — continued
Tractor Supply Co.	13	666
Ulta Beauty, Inc. (a)	1	600
Walmart, Inc.	8,617	959,968
Williams-Sonoma, Inc.	3	574
Yum! Brands, Inc.	6	969

		1,260,033

Total Consumer Cyclical		1,965,626

Consumer Non-cyclical — 15.6%
Agriculture — 0.4%
Altria Group, Inc.	43	2,495
Archer-Daniels-Midland Co.	13	720
Bunge Global SA	5	459
Philip Morris International, Inc.	825	132,364

		136,038

Beverages — 1.2%
Brown-Forman Corp., Class B	36	941
Coca-Cola Co. (The)	4,367	305,286
Constellation Brands, Inc., Class A	32	4,422
Keurig Dr Pepper, Inc.	285	7,987
Monster Beverage Corp. (a)	165	12,629
PepsiCo., Inc.	301	43,193

		374,458

Biotechnology — 0.8%
Alnylam Pharmaceuticals, Inc. (a)	46	18,278
Amgen, Inc.	186	60,891
Biogen, Inc. (a)	52	9,129
Corteva, Inc.	96	6,430
Gilead Sciences, Inc.	428	52,496
Illumina, Inc. (a)	61	7,995
Incyte Corp. (a)	59	5,835
Insmed, Inc. (a)	74	12,939
Regeneron Pharmaceuticals, Inc.	37	28,206
Royalty Pharma plc, Class A	9	345
United Therapeutics Corp. (a)	15	7,274
Vertex Pharmaceuticals, Inc. (a)	90	40,631

		250,449

Commercial Services — 0.6%
Affirm Holdings, Inc., Class A (a)	128	9,533
Automatic Data Processing, Inc.	31	8,101
Block, Inc., Class A (a)	280	18,249
Booz Allen Hamilton Holding Corp., Class A	9	796
Cadiz, Inc. (a)	20	110
Cintas Corp.	29	5,457
Corpay, Inc. (a)	22	6,717
Equifax, Inc.	9	2,035
Global Payments, Inc.	92	7,135
Moody’s Corp.	59	30,262
PayPal Holdings, Inc.	487	28,402
Quanta Services, Inc.	12	4,938
Rollins, Inc.	24	1,459
S&P Global, Inc.	117	61,046

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2025	SIX CIRCLES TRUST	33

Six Circles U.S. Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2025 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE($)
Common Stocks — continued
Commercial Services — continued
Toast, Inc., Class A (a)	339	12,054
TransUnion	16	1,359
United Rentals, Inc.	5	4,102
Verisk Analytics, Inc., Class A	11	2,432

		204,187

Cosmetics/Personal Care — 0.4%
Colgate-Palmolive Co.	18	1,427
Estee Lauder Cos., Inc. (The), Class A	6	634
Kenvue, Inc.	53	914
Procter & Gamble Co. (The)	884	126,737

		129,712

Food — 0.0% (g)
General Mills, Inc.	17	796
Hershey Co. (The)	4	642
J M Smucker Co. (The)	3	335
Kraft Heinz Co. (The)	39	943
Kroger Co. (The)	22	1,361
McCormick & Co., Inc.	4	283
Mondelez International, Inc., Class A	38	2,070
Sysco Corp.	12	897
Tyson Foods, Inc., Class A	10	609

		7,936

Healthcare — Products — 5.3%
Abbott Laboratories	36	4,481
Agilent Technologies, Inc.	112	15,242
Baxter International, Inc.	14	265
Boston Scientific Corp. (a)	435	41,522
Cooper Cos., Inc. (The) (a)	4	288
Danaher Corp.	2,993	685,116
Edwards Lifesciences Corp. (a)	15	1,287
GE HealthCare Technologies, Inc.	11	935
Hologic, Inc. (a)	5	404
IDEXX Laboratories, Inc. (a)	2	1,468
Insulet Corp. (a)	2	547
Intuitive Surgical, Inc. (a)	184	104,170
Medtronic plc, (Ireland)	28	2,665
Natera, Inc. (a)	46	10,433
ResMed, Inc.	3	835
Solventum Corp. (a)	3	217
STERIS plc	3	647
Stryker Corp.	216	75,756
Thermo Fisher Scientific, Inc.	1,252	725,604
Waters Corp. (a)	23	8,869
West Pharmaceutical Services, Inc.	34	9,466
Zimmer Biomet Holdings, Inc.	5	467

		1,690,684

Healthcare — Services — 1.2%
Centene Corp. (a)	14	561
Cigna Group (The)	8	2,125
Elevance Health, Inc.	6	2,121
HCA Healthcare, Inc.	5	2,176
Humana, Inc.	3	855
IQVIA Holdings, Inc. (a)	67	15,135

SECURITY DESCRIPTION	SHARES	VALUE($)

Healthcare — Services — continued
Labcorp Holdings, Inc.	2	523
Quest Diagnostics, Inc.	3	476
UnitedHealth Group, Inc.	1,093	360,877
Universal Health Services, Inc., Class B	2	351

		385,200

Household Products/Wares — 0.0% (g)
Avery Dennison Corp.	11	2,074
Church & Dwight Co., Inc.	4	370
Clorox Co. (The)	1	145
Kimberly-Clark Corp.	8	850

		3,439

Pharmaceuticals — 5.7%
AbbVie, Inc.	605	138,123
Becton Dickinson & Co.	8	1,516
Bristol-Myers Squibb Co.	740	39,917
Cardinal Health, Inc.	7	1,449
Cencora, Inc.	6	2,115
CVS Health Corp.	7,759	615,784
Dexcom, Inc. (a)	9	617
Eli Lilly & Co.	638	685,294
Johnson & Johnson	876	181,287
McKesson Corp.	4	3,009
Merck & Co., Inc.	902	94,967
Neurocrine Biosciences, Inc. (a)	34	4,851
Pfizer, Inc.	2,073	51,616
Viatris, Inc.	386	4,809
Zoetis, Inc., Class A	159	20,068

		1,845,422

Total Consumer Non-cyclical		5,027,525

Energy — 3.2%
Coal — 0.0% (g)
Hallador Energy Co. (a)	11	206

Energy — Alternate Sources — 0.1%
First Solar, Inc. (a)	53	13,959
Montauk Renewables, Inc. (a)	17	29
Spruce Power Holding Corp. (a)	5	26
XPLR Infrastructure LP (a)	30	299

		14,313

Oil & Gas — 2.4%
Chevron Corp.	1,154	175,914
ConocoPhillips	749	70,124
Coterra Energy, Inc.	462	12,150
Devon Energy Corp.	364	13,339
Diamondback Energy, Inc.	114	17,124
EOG Resources, Inc.	330	34,684
EQT Corp.	379	20,296
Expand Energy Corp.	144	15,943
Exxon Mobil Corp.	2,548	306,665
Marathon Petroleum Corp.	184	29,997
Occidental Petroleum Corp.	453	18,643
Phillips 66	244	31,540

SEE NOTES TO FINANCIAL STATEMENTS.

34	SIX CIRCLES TRUST	DECEMBER 31, 2025

SECURITY DESCRIPTION	SHARES	VALUE($)
Common Stocks — continued
Oil & Gas — continued
Texas Pacific Land Corp.	35	10,103
Valero Energy Corp.	188	30,670

		787,192

Oil & Gas Services — 0.2%
Baker Hughes Co., Class A	595	27,097
Halliburton Co.	520	14,708
SLB Ltd.	903	34,654

		76,459

Pipelines — 0.5%
Cheniere Energy, Inc.	133	25,761
Kinder Morgan, Inc.	1,193	32,798
ONEOK, Inc.	379	27,863
Targa Resources Corp.	129	23,813
Williams Cos., Inc. (The)	729	43,832

		154,067

Total Energy		1,032,237

Financial — 15.1%
Banks — 5.8%
Bank of America Corp.	4,331	238,192
Bank of New York Mellon Corp. (The)	335	38,933
Citigroup, Inc.	1,006	117,408
Citizens Financial Group, Inc.	309	18,033
Fifth Third Bancorp	537	25,120
First Citizens BancShares, Inc., Class A	8	16,210
Goldman Sachs Group, Inc. (The)	124	109,370
Huntington Bancshares, Inc.	1,092	18,950
KeyCorp.	1,992	41,123
M&T Bank Corp.	103	20,678
Morgan Stanley	493	87,448
Northern Trust Corp.	68	9,229
Pinnacle Financial Partners, Inc.	52	5,001
PNC Financial Services Group, Inc. (The)	370	77,314
Regions Financial Corp.	652	17,681
State Street Corp.	145	18,643
Truist Financial Corp.	653	32,130
US Bancorp	1,377	73,483
Wells Fargo & Co.	9,634	897,852

		1,862,798

Diversified Financial Services — 5.3%
American Express Co.	226	83,742
Ameriprise Financial, Inc.	41	20,310
Apollo Global Management, Inc.	1,854	268,348
Ares Management Corp., Class A	76	12,305
Blackrock, Inc.	53	57,221
Capital One Financial Corp.	2,329	564,445
Cboe Global Markets, Inc.	36	9,109
Charles Schwab Corp. (The)	692	69,139
CME Group, Inc., Class A	134	36,535
Coinbase Global, Inc., Class A (a)	95	21,442
Interactive Brokers Group, Inc., Class A	244	15,661
Intercontinental Exchange, Inc.	208	33,645
LPL Financial Holdings, Inc.	29	10,332

SECURITY DESCRIPTION	SHARES	VALUE($)

Diversified Financial Services — continued
Mastercard, Inc., Class A	328	187,173
Nasdaq, Inc.	164	15,939
Raymond James Financial, Inc.	67	10,786
Rocket Cos., Inc., Class A	415	8,043
SoFi Technologies, Inc. (a)	707	18,499
Synchrony Financial	243	20,312
T Rowe Price Group, Inc.	75	7,675
Tradeweb Markets, Inc., Class A	35	3,806
Visa, Inc., Class A	663	232,676

		1,707,143

Insurance — 3.1%
Aflac, Inc.	382	42,096
Allstate Corp. (The)	201	41,774
American Financial Group, Inc.	36	4,977
American International Group, Inc.	420	35,946
Aon plc, (United Kingdom), Class A	126	44,348
Arch Capital Group Ltd., (Bermuda) (a)	281	26,985
Arthur J Gallagher & Co.	168	43,494
Berkshire Hathaway, Inc., Class B (a)	526	264,272
Brown & Brown, Inc.	163	13,010
Chubb Ltd., (Switzerland)	245	76,327
Cincinnati Financial Corp.	94	15,404
Equitable Holdings, Inc.	85	4,028
Erie Indemnity Co., Class A	12	3,321
Everest Group Ltd., (Bermuda)	25	8,439
F&G Annuities & Life, Inc.	10	293
Fidelity National Financial, Inc.	180	9,837
Hartford Insurance Group, Inc. (The)	230	31,733
Loews Corp.	104	10,975
Markel Group, Inc. (a)	8	16,307
Marsh & McLennan Cos., Inc.	292	54,119
MetLife, Inc.	445	35,094
Principal Financial Group, Inc.	198	17,427
Progressive Corp. (The)	378	86,103
Prudential Financial, Inc.	276	31,122
Travelers Cos., Inc. (The)	166	48,176
Willis Towers Watson plc, (United Kingdom)	58	18,921
WR Berkley Corp.	189	13,279

		997,807

Private Equity — 0.2%
Blackstone, Inc.	268	41,377
Carlyle Group, Inc. (The)	73	4,299
KKR & Co., Inc.	276	35,142

		80,818

Real Estate — 0.0% (g)
CBRE Group, Inc., Class A (a)	41	6,577
CoStar Group, Inc. (a)	56	3,737

		10,314

REITS — 0.7%
Alexandria Real Estate Equities, Inc.	23	1,132
American Homes 4 Rent, Class A	44	1,404

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2025	SIX CIRCLES TRUST	35

Six Circles U.S. Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2025 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE($)
Common Stocks — continued
REITS — continued
American Tower Corp.	472	82,818
Annaly Capital Management, Inc.	548	12,247
AvalonBay Communities, Inc.	19	3,429
BXP, Inc.	21	1,435
Crown Castle, Inc.	59	5,273
Digital Realty Trust, Inc.	47	7,311
Equinix, Inc.	14	10,396
Equity LifeStyle Properties, Inc.	22	1,323
Equity Residential	47	2,989
Essex Property Trust, Inc.	8	2,222
Extra Space Storage, Inc.	29	3,784
Gaming and Leisure Properties, Inc.	39	1,756
Healthpeak Properties, Inc.	100	1,600
Invitation Homes, Inc.	83	2,316
Iron Mountain, Inc.	42	3,446
Kimco Realty Corp.	91	1,850
Mid-America Apartment Communities, Inc.	15	2,027
Prologis, Inc.	128	16,297
Public Storage	21	5,545
Realty Income Corp.	128	7,189
Regency Centers Corp.	23	1,612
SBA Communications Corp., Class A	14	2,759
Simon Property Group, Inc.	45	8,240
Sun Communities, Inc.	17	2,056
UDR, Inc.	37	1,372
Ventas, Inc.	62	4,803
VICI Properties, Inc., Class A	163	4,593
Welltower, Inc.	92	17,081
Weyerhaeuser Co.	98	2,315
WP Carey, Inc.	31	1,963

		224,583

Total Financial		4,883,463

Industrial — 3.8%
Aerospace/Defense — 0.7%
Boeing Co. (The) (a)	134	29,193
General Dynamics Corp.	42	14,038
General Electric Co.	182	56,215
HEICO Corp.	4	1,250
HEICO Corp., Class A	5	1,201
Howmet Aerospace, Inc.	68	13,858
L3Harris Technologies, Inc.	32	9,407
Lockheed Martin Corp.	35	17,106
Northrop Grumman Corp.	23	13,208
Rocket Lab Corp. (a)	33	2,332
RTX Corp.	231	42,432
TransDigm Group, Inc.	10	12,641

		212,881

Building Materials — 0.2%
Amrize Ltd., (Switzerland) (a)	71	3,820
Builders FirstSource, Inc. (a)	9	916
Carlisle Cos., Inc.	3	994
Carrier Global Corp.	61	3,223
CRH plc, (Ireland)	95	11,847

SECURITY DESCRIPTION	SHARES	VALUE($)

Building Materials — continued
Johnson Controls International plc	52	6,246
Lennox International, Inc.	2	1,042
Martin Marietta Materials, Inc.	9	5,471
Masco Corp.	14	917
Trane Technologies plc, (Ireland)	18	6,845
Vulcan Materials Co.	19	5,446

		46,767

Electrical Components & Equipment — 0.1%
AMETEK, Inc.	17	3,522
Eaton Corp. plc, (Ireland)	31	9,743
Emerson Electric Co.	44	5,776

		19,041

Electronics — 1.4%
Allegion plc, (Ireland)	7	1,070
Amphenol Corp., Class A	502	67,898
Flex Ltd. (a)	147	8,905
Fortive Corp.	24	1,334
Garmin Ltd., (Switzerland)	4	860
Honeywell International, Inc.	1,489	290,430
Hubbell, Inc., Class B	4	1,809
Jabil, Inc.	45	10,230
Keysight Technologies, Inc. (a)	71	14,351
Mettler-Toledo International, Inc. (a)	10	13,669
TE Connectivity plc, (Ireland)	123	28,090
Trimble, Inc. (a)	125	9,797

		448,443

Engineering & Construction — 0.0% (g)
AECOM	11	1,093
Comfort Systems USA, Inc.	3	2,529
EMCOR Group, Inc.	4	2,163
Jacobs Solutions, Inc.	11	1,429

		7,214

Environmental Control — 0.1%
Pentair plc, (United Kingdom)	13	1,365
Pure Cycle Corp. (a)	8	84
Republic Services, Inc., Class A	20	4,150
Veralto Corp.	21	2,080
Waste Connections, Inc., (Canada)	23	4,010
Waste Management, Inc.	34	7,376

		19,065

Hand/Machine Tools — 0.0% (g)
Snap-on, Inc.	4	1,359

Machinery - Construction & Mining — 0.5%
Bloom Energy Corp., Class A (a)	18	1,524
Caterpillar, Inc.	247	141,407
GE Vernova, Inc.	21	13,695
Vertiv Holdings Co., Class A	28	4,582

		161,208

SEE NOTES TO FINANCIAL STATEMENTS.

36	SIX CIRCLES TRUST	DECEMBER 31, 2025

SECURITY DESCRIPTION	SHARES	VALUE($)
Common Stocks — continued
Machinery - Diversified — 0.6%
AGCO Corp.	56	5,831
Alamo Group, Inc.	9	1,523
CNH Industrial NV, (United Kingdom)	859	7,915
Deere & Co.	355	165,445
Dover Corp.	10	1,924
Graco, Inc.	9	778
IDEX Corp.	5	897
Ingersoll Rand, Inc.	30	2,379
Lindsay Corp.	10	1,128
Nordson Corp.	4	885
Otis Worldwide Corp.	30	2,601
Rockwell Automation, Inc.	9	3,319
Toro Co. (The)	86	6,789
Westinghouse Air Brake Technologies Corp.	13	2,875
Xylem, Inc.	20	2,734

		207,023

Miscellaneous Manufacturers — 0.1%
3M Co.	42	6,672
Axon Enterprise, Inc. (a)	13	7,472
Entegris, Inc.	73	6,172
Illinois Tool Works, Inc.	20	4,982
Parker-Hannifin Corp.	10	8,646
Teledyne Technologies, Inc. (a)	19	9,720
Textron, Inc.	29	2,534

		46,198

Packaging & Containers — 0.0% (g)
Amcor plc, (Switzerland)	355	2,957
Ball Corp.	39	2,043
Packaging Corp. of America	14	2,790
Smurfit WestRock plc, (Ireland)	78	3,003

		10,793

Shipbuilding — 0.0% (g)
Huntington Ingalls Industries, Inc.	4	1,262

Transportation — 0.1%
CH Robinson Worldwide, Inc.	10	1,571
CSX Corp.	153	5,554
Expeditors International of Washington, Inc.	12	1,737
FedEx Corp.	19	5,573
JB Hunt Transport Services, Inc.	6	1,227
Norfolk Southern Corp.	19	5,532
Old Dominion Freight Line, Inc.	14	2,260
Union Pacific Corp.	48	11,190
United Parcel Service, Inc., Class B	60	5,938

		40,582

Total Industrial		1,221,836

Technology — 33.9%
Computers — 6.8%
Accenture plc, (Ireland), Class A	225	60,340

SECURITY DESCRIPTION	SHARES	VALUE($)

Computers — continued
Apple, Inc.	6,616	1,798,590
Cognizant Technology Solutions Corp., Class A	179	14,829
Crowdstrike Holdings, Inc., Class A (a)	133	62,298
Dell Technologies, Inc., Class C	135	16,962
EPAM Systems, Inc. (a)	1	270
Fortinet, Inc. (a)	343	27,277
Gartner, Inc. (a)	28	6,977
Hewlett Packard Enterprise Co.	556	13,357
HP, Inc.	398	8,863
International Business Machines Corp.	336	99,465
Leidos Holdings, Inc.	10	1,794
NetApp, Inc.	83	8,858
Okta, Inc., Class A (a)	58	4,999
Pure Storage, Inc., Class A (a)	123	8,264
Sandisk Corp. (a)	3	785
Seagate Technology Holdings plc	89	24,425
Super Micro Computer, Inc. (a)	221	6,460
Western Digital Corp.	144	24,846
Zscaler, Inc. (a)	52	11,768

		2,201,427

Office/Business Equipment — 0.0% (g)
Zebra Technologies Corp., Class A (a)	21	5,030

Semiconductors — 14.5%
Advanced Micro Devices, Inc. (a)	852	182,369
Analog Devices, Inc.	257	69,770
Applied Materials, Inc.	417	107,266
Astera Labs, Inc. (a)	66	11,049
Broadcom, Inc.	2,361	817,160
Intel Corp. (a)	2,370	87,456
KLA Corp.	69	83,894
Lam Research Corp.	660	113,064
Marvell Technology, Inc.	1,320	112,159
Microchip Technology, Inc.	281	17,885
Micron Technology, Inc.	589	168,061
Monolithic Power Systems, Inc.	25	22,618
NVIDIA Corp.	14,178	2,644,152
NXP Semiconductors NV, (Netherlands)	131	28,501
ON Semiconductor Corp. (a)	212	11,472
QUALCOMM, Inc.	562	96,114
Skyworks Solutions, Inc.	4	227
Teradyne, Inc.	83	16,062
Texas Instruments, Inc.	476	82,576

		4,671,855

Software — 12.6%
Adobe, Inc. (a)	221	77,401
Akamai Technologies, Inc. (a)	3	300
Atlassian Corp., (Australia), Class A (a)	84	13,580
Autodesk, Inc. (a)	112	33,282
Bentley Systems, Inc., Class B	83	3,178
Broadridge Financial Solutions, Inc.	9	1,910
Cadence Design Systems, Inc. (a)	144	44,997

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2025	SIX CIRCLES TRUST	37

Six Circles U.S. Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2025 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE($)
Common Stocks — continued
Software — continued
Cloudflare, Inc., Class A (a)	108	21,319
CoreWeave, Inc., Class A (a)	60	4,261
Datadog, Inc., Class A (a)	163	22,140
DocuSign, Inc., Class A (a)	100	6,871
Dynatrace, Inc. (a)	150	6,514
Electronic Arts, Inc.	7	1,379
Fair Isaac Corp. (a)	13	21,363
Fidelity National Information Services, Inc.	219	14,579
Fiserv, Inc. (a)	218	14,611
HubSpot, Inc. (a)	25	10,172
Intuit, Inc.	715	473,505
IonQ, Inc. (a)	116	5,213
Jack Henry & Associates, Inc.	22	3,965
Microsoft Corp.	5,055	2,444,764
MongoDB, Inc., Class A (a)	28	11,732
MSCI, Inc., Class A	28	15,848
Nutanix, Inc., Class A (a)	130	6,736
Oracle Corp.	904	176,193
Palantir Technologies, Inc., Class A (a)	1,204	213,935
Paychex, Inc.	25	2,761
Paycom Software, Inc.	4	563
PTC, Inc. (a)	63	11,012
ROBLOX Corp., Class A (a)	17	1,410
Roper Technologies, Inc.	57	25,436
Salesforce, Inc.	500	132,462
Samsara, Inc., Class A (a)	174	6,186
ServiceNow, Inc. (a)	550	84,240
Snowflake, Inc., Class A (a)	111	24,347
SS&C Technologies Holdings, Inc.	18	1,554
Strategy, Inc., Class A (a)	132	20,016
Synopsys, Inc. (a)	98	46,082
Take-Two Interactive Software, Inc. (a)	5	1,351
Twilio, Inc., Class A (a)	53	7,512
Tyler Technologies, Inc. (a)	23	10,333
Veeva Systems, Inc., Class A (a)	5	1,012
Workday, Inc., Class A (a)	115	24,740
Zoom Communications, Inc., Class A (a)	127	11,002

		4,061,767

Total Technology		10,940,079

Utilities — 3.8%
Electric — 3.5%
AES Corp. (The)	222	3,190
Alliant Energy Corp.	82	5,302
Ameren Corp.	598	59,696
American Electric Power Co., Inc.	175	20,127
Avista Corp.	27	1,046
Black Hills Corp.	24	1,694
CenterPoint Energy, Inc.	1,444	55,357
Clearway Energy, Inc., Class A	11	358
Clearway Energy, Inc., Class C	28	935
CMS Energy Corp.	660	46,166
Consolidated Edison, Inc.	698	69,348
Constellation Energy Corp.	102	36,108
Dominion Energy, Inc.	1,888	110,639

SECURITY DESCRIPTION	SHARES	VALUE($)

Electric — continued
DTE Energy Co.	461	59,452
Duke Energy Corp.	254	29,728
Edison International	126	7,545
Entergy Corp.	145	13,369
Evergy, Inc.	74	5,370
Eversource Energy	121	8,165
Exelon Corp.	332	14,479
FirstEnergy Corp.	180	8,039
Genie Energy Ltd., Class B	5	75
Hawaiian Electric Industries, Inc. (a)	58	711
IDACORP, Inc.	18	2,291
MGE Energy, Inc.	12	958
NextEra Energy, Inc.	666	53,505
Northwestern Energy Group, Inc.	21	1,326
NRG Energy, Inc.	63	10,111
OGE Energy Corp.	62	2,636
Oklo, Inc., Class A (a)	41	2,912
Ormat Technologies, Inc.	19	2,135
Otter Tail Corp.	13	1,020
PG&E Corp.	726	11,661
Pinnacle West Capital Corp.	40	3,550
Portland General Electric Co.	37	1,761
PPL Corp.	243	8,516
Public Service Enterprise Group, Inc.	1,104	88,622
Sempra	1,382	122,034
Southern Co. (The)	358	31,198
Talen Energy Corp. (a)	13	4,875
TXNM Energy, Inc.	32	1,872
Unitil Corp.	6	287
Vistra Corp.	867	139,944
WEC Energy Group, Inc.	640	67,520
Xcel Energy, Inc.	195	14,405

		1,130,038

Gas — 0.2%
Atmos Energy Corp.	51	8,602
Chesapeake Utilities Corp.	8	983
MDU Resources Group, Inc.	61	1,187
National Fuel Gas Co.	29	2,302
New Jersey Resources Corp.	34	1,552
NiSource, Inc.	1,039	43,408
Northwest Natural Holding Co.	14	665
ONE Gas, Inc.	20	1,552
RGC Resources, Inc.	2	39
Southwest Gas Holdings, Inc.	20	1,638
Spire, Inc.	20	1,659
UGI Corp.	67	2,517

		66,104

Water — 0.1%
American States Water Co.	13	960
American Water Works Co., Inc.	63	8,212
Artesian Resources Corp., Class A	3	104
California Water Service Group	20	864
Consolidated Water Co. Ltd., (Cayman Islands)	5	178
Essential Utilities, Inc.	88	3,382

SEE NOTES TO FINANCIAL STATEMENTS.

38	SIX CIRCLES TRUST	DECEMBER 31, 2025

SECURITY DESCRIPTION	SHARES	VALUE($)
Common Stocks — continued
Water — continued
H2O America	11	550
Middlesex Water Co.	6	304
York Water Co. (The)	5	153

		14,707

Total Utilities		1,210,849

Total Common Stocks
(Cost $20,865,416)		32,065,823

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Short-Term Investments — 0.4%
Time Deposits — 0.4%
Australia & New Zealand Banking Group Ltd., 2.98%, 01/02/2026	3,803		3,803
Brown Brothers Harriman & Co., 2.98%, 01/02/2026	—	(h)	—	(h)
Citibank NA, 2.98%, 01/02/2026	43,710		43,710
Royal Bank of Canada, 2.98%, 01/02/2026	7,618		7,618
Sumitomo Mitsui Banking Corp., 2.98%, 01/02/2026	7,656		7,656
Sumitomo Mitsui Trust Bank Ltd., 2.98%, 01/02/2026	76,470		76,470

Total Short-Term Investments (Cost $139,257)			139,257

Total Investments — 99.9% (Cost — $21,004,673)			32,205,080

Other Assets in Excess of Liabilities — 0.1%			27,152

NET ASSETS — 100.0%			$32,232,232

Percentages indicated are based on net assets.

Futures contracts outstanding as of December 31, 2025:
Exchange Traded
DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)($)

Long Contracts

CME Micro E-mini Russell 2000 Index	28	03/2026	USD	356	(7)

E-mini Consumer Staples Select Sector Index	13	03/2026	USD	1,042	(16)

E-mini Energy Select Sector Index	19	03/2026	USD	1,787	4

E-mini Financial Select Sector Index	27	03/2026	USD	4,632	(48)

E-mini Health Care Select Sector Index	12	03/2026	USD	1,899	(10)

E-mini Industrial Select Sector Index	4	03/2026	USD	632	(2)

E-mini Russell 1000 Value Index	3	03/2026	USD	313	(—	)(h)

E-mini Russell 2000 Index	8	03/2026	USD	1,019	(20)

E-mini Technology Select Sector Index	37	03/2026	USD	10,762	61

E-mini Utilities Select Sector Index	9	03/2026	USD	785	(5)

Micro E-mini NASDAQ 100 Index	59	03/2026	USD	3,038	(34)

Micro E-mini S&P 500 Index	13	03/2026	USD	447	1

NASDAQ 100 E-mini Index	10	03/2026	USD	5,073	19

S&P 500 E-mini Index	78	03/2026	USD	26,794	87

S&P MidCap 400 E-mini Index	1	03/2026	USD	334	(2)

Total unrealized appreciation (depreciation)					28

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2025	SIX CIRCLES TRUST	39

Six Circles U.S. Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2025 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2025

REIT	— Real Estate Investment Trust
(a)	— Non-income producing security.
(g)	— Amount rounds to less than 0.05%.
(h)	— Amount rounds to less than 500 shares/principal or $500.
USD	— United States Dollar

Summary of Investments by Industry, December 31, 2025

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE

Internet	15.6%

Semiconductors	14.5%

Software	12.6%

Computers	6.8%

Banks	5.8%

Pharmaceuticals	5.7%

Diversified Financial Services	5.3%

Healthcare - Products	5.3%

Retail	3.9%

Electric	3.5%

Insurance	3.1%

Oil & Gas	2.4%

Telecommunications	2.0%

Electronics	1.4%

Auto Manufacturers	1.3%

Healthcare - Services	1.2%

Beverages	1.2%

Others (Each less than 1.0%)	8.0%

Short-Term Investments	0.4%

SEE NOTES TO FINANCIAL STATEMENTS.

40	SIX CIRCLES TRUST	DECEMBER 31, 2025

Six Circles International Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2025

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES		VALUE($)
Common Stocks — 98.3%
Austria — 0.4%
Erste Group Bank AG	434		52,087
OMV AG	165		9,208
Raiffeisen Bank International AG	185		8,246
Verbund AG	66		4,779

			74,320

Belgium — 1.1%
Ageas SA	211		14,810
Anheuser-Busch InBev SA	1,333		85,577
D’ieteren Group	4		805
Elia Group SA, Class B	41		5,334
Financiere de Tubize SA	25		6,210
Groupe Bruxelles Lambert NV	113		10,006
KBC Group NV	324		42,212
Lotus Bakeries NV	—	(h)	2,605
Sofina SA	24		6,866
Syensqo SA	53		4,219
UCB SA	161		44,724

			223,368

Canada — 1.8%
Agnico Eagle Mines Ltd.	65		11,049
Alamos Gold, Inc., Class A	54		2,104
Alimentation Couche-Tard, Inc.	97		5,290
AltaGas Ltd.	39		1,182
ARC Resources Ltd.	75		1,413
AtkinsRealis Group, Inc.	21		1,386
Bank of Montreal	93		12,030
Bank of Nova Scotia (The)	161		11,857
Barrick Mining Corp.	221		9,612
BCE, Inc.	9		226
Bombardier, Inc., Class B (a)	11		1,941
Brookfield Corp.	267		12,258
CAE, Inc. (a)	39		1,201
Cameco Corp.	56		5,166
Canadian Imperial Bank of Commerce	120		10,920
Canadian National Railway Co.	68		6,740
Canadian Natural Resources Ltd.	271		9,167
Canadian Pacific Kansas City Ltd.	118		8,652
Canadian Tire Corp. Ltd., Class A	7		824
Canadian Utilities Ltd., Class A	17		527
CCL Industries, Inc., Class B	19		1,198
Celestica, Inc. (a)	15		4,409
Cenovus Energy, Inc.	184		3,106
CGI, Inc.	25		2,345
Constellation Software, Inc.	3		6,275
Descartes Systems Group, Inc. (The) (a)	11		977
Dollarama, Inc.	36		5,313
Element Fleet Management Corp.	52		1,365
Emera, Inc.	39		1,911
Empire Co. Ltd., Class A	16		565
Enbridge, Inc.	283		13,520
Fairfax Financial Holdings Ltd.	3		5,148
First Quantum Minerals Ltd. (a)	92		2,463

SECURITY DESCRIPTION	SHARES	VALUE($)

Canada — continued
FirstService Corp.	5	827
Fortis, Inc.	65	3,393
Franco-Nevada Corp.	25	5,176
George Weston Ltd.	23	1,553
GFL Environmental, Inc.	32	1,359
Gildan Activewear, Inc., Class A	23	1,425
Great-West Lifeco, Inc.	36	1,771
Hydro One Ltd. (e)	43	1,702
iA Financial Corp., Inc.	12	1,550
IGM Financial, Inc.	10	469
Imperial Oil Ltd.	23	1,947
Intact Financial Corp.	23	4,796
Ivanhoe Mines Ltd., Class A (a)	101	1,151
Keyera Corp.	30	952
Kinross Gold Corp.	157	4,425
Loblaw Cos. Ltd.	77	3,496
Lundin Gold, Inc.	14	1,169
Lundin Mining Corp., Class Common S	89	1,907
Magna International, Inc.	35	1,849
Manulife Financial Corp.	220	7,973
Metro, Inc.	26	1,905
National Bank of Canada	51	6,389
Nutrien Ltd.	63	3,881
Open Text Corp.	33	1,067
Pan American Silver Corp.	55	2,835
Pembina Pipeline Corp., Class Common S	75	2,868
Power Corp. of Canada	72	3,826
Rogers Communications, Inc., Class B	47	1,784
Royal Bank of Canada	182	31,042
Saputo, Inc.	32	962
Shopify, Inc., Class A (a)	158	25,496
Stantec, Inc.	15	1,395
Sun Life Financial, Inc.	73	4,534
Suncor Energy, Inc.	157	6,953
TC Energy Corp.	135	7,421
Teck Resources Ltd., Class B	59	2,836
TELUS Corp.	66	869
TFI International, Inc.	10	1,047
Thomson Reuters Corp.	20	2,687
TMX Group Ltd.	36	1,372
Toromont Industries Ltd.	11	1,275
Toronto-Dominion Bank (The)	220	20,771
Tourmaline Oil Corp.	48	2,137
Wheaton Precious Metals Corp.	59	6,915
Whitecap Resources, Inc., Class Common S	157	1,318
WSP Global, Inc.	17	3,065

		357,680

Chile — 0.1%
Antofagasta plc	280	12,314

Denmark — 2.9%
AP Moller - Maersk A/S, Class A	3	6,597
AP Moller - Maersk A/S, Class B	4	9,173

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2025	SIX CIRCLES TRUST	41

Six Circles International Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2025 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE($)
Common Stocks — continued
Denmark — continued
Carlsberg A/S, Class B	108	14,100
Coloplast A/S, Class B	27	2,322
Danske Bank A/S	943	47,097
Demant A/S (a)	20	688
DSV A/S	204	51,333
Genmab A/S (a)	13	4,043
Novo Nordisk A/S, Class B	6,882	349,037
Novonesis (Novozymes) B, Class B	256	16,348
Orsted A/S (e) (a)	503	9,603
Pandora A/S	76	8,426
ROCKWOOL A/S, Class B	97	3,406
Tryg A/S	475	12,434
Vestas Wind Systems A/S	1,007	27,232

		561,839

Finland — 1.2%
Elisa OYJ	135	5,996
Fortum OYJ	427	9,076
Kesko OYJ, Class B	60	1,351
Kone OYJ, Class B	339	24,021
Metso OYJ	664	11,556
Neste OYJ	90	2,044
Nokia OYJ	1,133	7,302
Nordea Bank Abp	4,383	82,455
Orion OYJ, Class B	138	10,307
Sampo OYJ, Class A	3,418	41,352
Stora Enso OYJ, Class R	422	5,275
UPM-Kymmene OYJ	383	11,086
Wartsila OYJ Abp	502	17,772

		229,593

France — 12.5%
Accor SA	42	2,348
Aeroports de Paris SA	34	4,476
Air Liquide SA	420	78,883
Airbus SE	588	136,475
Alstom SA (a)	344	10,138
Amundi SA (e)	86	7,131
AXA SA	2,447	117,424
BioMerieux	9	1,133
BNP Paribas SA	1,418	134,187
Bollore SE	150	845
Bouygues SA	191	9,905
Bureau Veritas SA	338	10,740
Capgemini SE	33	5,469
Carrefour SA	126	2,106
Cie de Saint-Gobain SA	448	45,517
Cie Generale des Etablissements Michelin SCA	143	4,752
Covivio SA REIT	12	809
Credit Agricole SA	1,506	31,003
Danone SA	548	49,387
Dassault Aviation SA	20	6,267
Dassault Systemes SE	143	3,998
Edenred SE	346	7,644
Eiffage SA	68	9,759

SECURITY DESCRIPTION	SHARES	VALUE($)

France — continued
Engie SA	1,740	45,697
EssilorLuxottica SA	64	20,349
FDJ UNITED	24	678
Gecina SA REIT	10	948
Getlink SE	301	5,551
Hermes International SCA	31	75,829
Ipsen SA	48	6,661
Kering SA	72	25,082
Klepierre SA REIT	47	1,846
Legrand SA	261	38,860
L’Oreal SA	628	269,582
LVMH Moet Hennessy Louis Vuitton SE	241	181,799
Orange SA	8,855	147,767
Pernod Ricard SA	272	23,299
Publicis Groupe SA	217	22,537
Renault SA	147	6,094
Rexel SA	224	8,776
Safran SA	359	125,082
Sanofi SA	1,402	135,687
Sartorius Stedim Biotech	6	1,516
Schneider Electric SE	547	149,533
Societe Generale SA	2,534	204,007
Sodexo SA	19	960
Thales SA	92	24,939
TotalEnergies SE	2,228	145,261
Unibail-Rodamco-Westfield REIT	26	2,836
Veolia Environnement SA	602	20,963
Vinci SA	497	69,977

		2,442,512

Germany — 16.6%
adidas AG	165	32,645
Allianz SE (Registered)	545	251,994
BASF SE	648	34,095
Bayer AG (Registered)	1,247	54,101
Bayerische Motoren Werke AG	215	23,298
Beiersdorf AG	110	12,108
Brenntag SE	202	11,710
Commerzbank AG	1,034	43,644
Continental AG	24	1,879
CTS Eventim AG & Co. KGaA	59	5,409
Daimler Truck Holding AG	782	33,863
Delivery Hero SE, Class A (e) (a)	41	1,090
Deutsche Bank AG (Registered)	2,611	100,641
Deutsche Boerse AG	266	69,831
Deutsche Lufthansa AG (Registered)	987	9,696
Deutsche Post AG	1,579	86,105
Deutsche Telekom AG (Registered)	14,662	477,272
E.ON SE	2,139	40,508
Evonik Industries AG	187	2,912
Fresenius Medical Care AG	47	2,258
Fresenius SE & Co. KGaA	91	5,199
GEA Group AG	241	16,260
Hannover Rueck SE	85	26,506
Heidelberg Materials AG	97	25,179
Henkel AG & Co. KGaA	23	1,745

SEE NOTES TO FINANCIAL STATEMENTS.

42	SIX CIRCLES TRUST	DECEMBER 31, 2025

SECURITY DESCRIPTION	SHARES	VALUE($)
Common Stocks — continued
Germany — continued
Hensoldt AG	104	8,871
HOCHTIEF AG	26	10,005
Infineon Technologies AG	280	12,198
Knorr-Bremse AG	119	13,219
LEG Immobilien SE	17	1,207
Mercedes-Benz Group AG	553	38,362
Merck KGaA	164	23,426
MTU Aero Engines AG	88	36,621
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	184	121,345
Nemetschek SE	143	15,437
Rational AG	8	6,472
Rheinmetall AG	76	137,990
RWE AG	602	31,906
SAP SE	2,578	626,453
Scout24 SE (e)	71	7,144
Siemens AG (Registered)	1,250	349,992
Siemens Energy AG (a)	2,925	410,362
Siemens Healthineers AG (e)	73	3,806
Symrise AG, Class A	96	7,810
Talanx AG	91	12,101
Vonovia SE	162	4,668
Zalando SE (e) (a)	48	1,413

		3,250,756

Hong Kong — 0.3%
Prudential plc	3,578	55,043

Ireland — 0.9%
AerCap Holdings NV	176	25,316
AIB Group plc	3,004	32,119
Bank of Ireland Group plc	1,341	25,646
DCC plc	89	5,569
Experian plc	901	40,627
Kerry Group plc, Class A	136	12,397
Kingspan Group plc	151	13,052
Ryanair Holdings plc	833	28,723

		183,449

Italy — 4.6%
Banca Mediolanum SpA	315	7,154
Banca Monte dei Paschi di Siena SpA	2,786	29,667
Banco BPM SpA	1,603	24,340
BPER Banca SpA	2,077	28,071
Buzzi SpA	56	3,375
Davide Campari-Milano NV	829	5,358
Enel SpA	7,752	80,602
Eni SpA	2,295	43,507
Ferrari NV	97	35,868
FinecoBank Banca Fineco SpA	863	22,350
Generali	1,203	50,253
Infrastrutture Wireless Italiane SpA (e)	269	2,491
Intesa Sanpaolo SpA	20,097	138,869
Leonardo SpA	402	22,988
Moncler SpA	225	14,397
Nexi SpA (e)	742	3,657

SECURITY DESCRIPTION	SHARES	VALUE($)

Italy — continued
Poste Italiane SpA (e)	644	16,162
Prysmian SpA	281	27,997
Recordati Industria Chimica e Farmaceutica SpA	146	8,280
Snam SpA	1,919	12,752
Telecom Italia SpA (a)	10,892	6,544
Terna - Rete Elettrica Nazionale	1,350	14,358
UniCredit SpA	3,411	282,502
Unipol Assicurazioni SpA	505	12,124

		893,666

Japan — 4.8%
Advantest Corp.	160	20,282
Aeon Co. Ltd.	466	7,366
AGC, Inc.	41	1,363
Aisin Corp.	102	1,913
Ajinomoto Co., Inc.	190	4,023
ANA Holdings, Inc.	33	634
Asahi Group Holdings Ltd.	321	3,359
Asahi Kasei Corp.	270	2,396
Asics Corp.	147	3,527
Astellas Pharma, Inc.	380	5,051
Bandai Namco Holdings, Inc.	123	3,282
Bridgestone Corp.	239	5,386
Canon, Inc.	182	5,376
Capcom Co. Ltd.	73	1,698
Central Japan Railway Co.	162	4,493
Chiba Bank Ltd. (The)	117	1,306
Chubu Electric Power Co., Inc.	142	2,183
Chugai Pharmaceutical Co. Ltd.	141	7,381
Dai Nippon Printing Co. Ltd.	82	1,403
Daifuku Co. Ltd.	67	2,109
Dai-ichi Life Holdings, Inc.	736	6,119
Daiichi Sankyo Co. Ltd.	377	8,003
Daikin Industries Ltd.	55	7,060
Daito Trust Construction Co. Ltd.	62	1,171
Daiwa House Industry Co. Ltd.	117	3,870
Daiwa Securities Group, Inc.	277	2,428
Denso Corp.	366	5,059
Disco Corp.	19	5,880
East Japan Railway Co.	202	5,327
Ebara Corp.	96	2,260
Eisai Co. Ltd.	55	1,639
ENEOS Holdings, Inc.	569	4,026
FANUC Corp.	195	7,604
Fast Retailing Co. Ltd.	40	14,431
Fuji Electric Co. Ltd.	30	2,237
FUJIFILM Holdings Corp.	235	4,982
Fujikura Ltd.	53	5,844
Fujitsu Ltd.	369	10,133
Hankyu Hanshin Holdings, Inc.	51	1,285
Hikari Tsushin, Inc.	4	1,037
Hitachi Ltd.	960	30,091
Honda Motor Co. Ltd.	774	7,597
Hoya Corp.	72	10,905
Hulic Co. Ltd.	96	1,047

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2025	SIX CIRCLES TRUST	43

Six Circles International Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2025 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE($)
Common Stocks — continued
Japan — continued
Idemitsu Kosan Co. Ltd.	164	1,240
IHI Corp.	216	3,804
Inpex Corp.	186	3,712
Isuzu Motors Ltd.	111	1,736
ITOCHU Corp.	1,245	15,728
Japan Airlines Co. Ltd.	31	571
Japan Exchange Group, Inc.	206	2,200
Japan Post Bank Co. Ltd.	375	5,278
Japan Post Holdings Co. Ltd.	375	3,958
Japan Post Insurance Co. Ltd.	39	1,185
Japan Tobacco, Inc.	251	9,032
JFE Holdings, Inc.	120	1,524
JX Advanced Metals Corp.	118	1,470
Kajima Corp.	89	3,322
Kansai Electric Power Co., Inc. (The)	200	3,139
KAO Corp.	98	3,911
Kawasaki Heavy Industries Ltd.	31	2,082
Kawasaki Kisen Kaisha Ltd.	74	1,029
KDDI Corp.	614	10,625
Keyence Corp.	41	14,722
Kikkoman Corp.	145	1,312
Kioxia Holdings Corp. (a)	40	2,642
Kirin Holdings Co. Ltd.	161	2,416
Kobe Bussan Co. Ltd.	31	753
Komatsu Ltd.	199	6,318
Konami Group Corp.	21	2,838
Kubota Corp.	203	2,880
Kyocera Corp.	270	3,786
Kyowa Kirin Co. Ltd.	50	808
Lasertec Corp.	17	3,220
LY Corp.	584	1,553
M3, Inc.	94	1,261
Makita Corp.	48	1,440
Marubeni Corp.	296	8,232
MatsukiyoCocokara & Co.	68	1,176
MINEBEA MITSUMI, Inc.	75	1,517
Mitsubishi Chemical Group Corp.	271	1,588
Mitsubishi Corp.	675	15,439
Mitsubishi Electric Corp.	398	11,613
Mitsubishi Estate Co. Ltd.	223	5,413
Mitsubishi HC Capital, Inc.	183	1,529
Mitsubishi Heavy Industries Ltd.	671	16,386
Mitsubishi UFJ Financial Group, Inc.	2,401	38,103
Mitsui & Co. Ltd.	517	15,359
Mitsui Fudosan Co. Ltd.	554	6,290
Mitsui OSK Lines Ltd.	72	2,153
Mizuho Financial Group, Inc.	521	19,028
MonotaRO Co. Ltd.	54	855
MS&AD Insurance Group Holdings, Inc.	270	6,327
Murata Manufacturing Co. Ltd.	349	7,221
NEC Corp.	271	9,183
Nexon Co. Ltd.	79	1,920
NIDEC Corp.,	173	2,354
Nintendo Co. Ltd.	231	15,609
Nippon Building Fund, Inc. REIT	2	1,461
Nippon Paint Holdings Co. Ltd.	195	1,308

SECURITY DESCRIPTION	SHARES	VALUE($)

Japan — continued
Nippon Sanso Holdings Corp.	37	1,099
Nippon Steel Corp.	1,016	4,159
Nippon Yusen KK	86	2,776
Nissan Motor Co. Ltd. (a)	468	1,164
Nitori Holdings Co. Ltd.	83	1,452
Nitto Denko Corp.	143	3,405
Nomura Holdings, Inc.	630	5,247
Nomura Research Institute Ltd.	79	2,987
NTT, Inc.	6,258	6,317
Obayashi Corp.	132	2,767
Obic Co. Ltd.	67	2,109
Olympus Corp.	237	3,000
Oracle Corp. Japan	8	672
Oriental Land Co. Ltd.	227	4,200
ORIX Corp.	244	7,122
Osaka Gas Co. Ltd.	74	2,585
Otsuka Corp.	48	991
Otsuka Holdings Co. Ltd.	91	5,153
Pan Pacific International Holdings Corp.	396	2,358
Panasonic Holdings Corp.	488	6,330
Rakuten Group, Inc. (a)	315	2,019
Recruit Holdings Co. Ltd.	295	16,565
Renesas Electronics Corp. (a)	373	5,103
Resona Holdings, Inc.	436	4,153
Ryohin Keikaku Co. Ltd.	105	1,852
Sanrio Co. Ltd.	38	1,180
SBI Holdings, Inc.	119	2,558
SCREEN Holdings Co. Ltd.	17	1,666
Secom Co. Ltd.	84	2,978
Seibu Holdings, Inc.	45	1,228
Sekisui Chemical Co. Ltd.	77	1,297
Sekisui House Ltd.	124	2,767
Seven & i Holdings Co. Ltd.	436	6,270
SG Holdings Co. Ltd.	61	559
Shimadzu Corp.	49	1,307
Shimano, Inc.	16	1,621
Shin-Etsu Chemical Co. Ltd.	352	10,937
Shionogi & Co. Ltd.	157	2,844
Shiseido Co. Ltd.	82	1,193
SMC Corp.	12	4,187
SoftBank Corp.	6,015	8,258
SoftBank Group Corp.	800	22,454
Sompo Holdings, Inc.	186	6,310
Sony Financial Group, Inc. (a)	1,262	1,338
Sony Group Corp.	1,288	33,036
Subaru Corp.	122	2,623
Sumitomo Corp.	228	7,902
Sumitomo Electric Industries Ltd.	150	6,026
Sumitomo Metal Mining Co. Ltd.	51	2,054
Sumitomo Mitsui Financial Group, Inc.	767	24,681
Sumitomo Mitsui Trust Group, Inc.	134	4,068
Sumitomo Realty & Development Co. Ltd.	128	3,221
Suntory Beverage & Food Ltd.	28	854
Suzuki Motor Corp.	330	4,932
Sysmex Corp.	107	1,052

SEE NOTES TO FINANCIAL STATEMENTS.

44	SIX CIRCLES TRUST	DECEMBER 31, 2025

SECURITY DESCRIPTION	SHARES	VALUE($)
Common Stocks — continued
Japan — continued
T&D Holdings, Inc.	96	2,214
Taisei Corp.	31	2,938
Takeda Pharmaceutical Co. Ltd.	333	10,351
TDK Corp.	407	5,761
Terumo Corp.	280	4,071
TIS, Inc.	45	1,505
Toho Co. Ltd.	22	1,141
Tokio Marine Holdings, Inc.	385	14,225
Tokyo Electron Ltd.	94	20,892
Tokyo Gas Co. Ltd.	66	2,597
Tokyo Metro Co. Ltd.	61	624
Tokyu Corp.	105	1,228
TOPPAN Holdings, Inc.	49	1,457
Toray Industries, Inc.	288	1,878
Toyota Industries Corp.	34	3,888
Toyota Motor Corp.	1,985	42,626
Toyota Tsusho Corp.	145	4,886
Trend Micro, Inc.	27	1,117
Tsuruha Holdings, Inc.	56	1,025
Unicharm Corp.	232	1,326
West Japan Railway Co.	85	1,684
Yamaha Motor Co. Ltd.	195	1,446
Yokogawa Electric Corp.	47	1,514
Yokohama Financial Group, Inc.	214	1,767
Zensho Holdings Co. Ltd.	20	1,140
ZOZO, Inc.	95	782

		947,194

Luxembourg — 0.1%
ArcelorMittal SA	340	15,635
CVC Capital Partners plc (e)	305	5,106
Eurofins Scientific SE	25	1,849
Tenaris SA	80	1,547

		24,137

Mexico — 0.0% (g)
Fresnillo plc	157	7,008

Netherlands — 6.3%
ABN AMRO Bank NV, CVA GDR (e)	823	28,758
Adyen NV (e) (a)	36	57,372
Aegon Ltd.	1,866	14,513
Akzo Nobel NV	124	8,644
Argenx SE (a)	13	11,104
ASM International NV	60	36,167
ASML Holding NV	495	533,156
ASR Nederland NV	222	15,761
BE Semiconductor Industries NV	93	14,557
Euronext NV (e)	107	16,121
EXOR NV	132	11,228
Ferrovial SE	514	33,293
Heineken Holding NV	137	10,056
Heineken NV	320	26,428
IMCD NV	59	5,366
ING Groep NV	4,264	119,856
JDE Peet’s NV	160	5,968
Koninklijke Ahold Delhaize NV	192	7,890

SECURITY DESCRIPTION	SHARES	VALUE($)

Netherlands — continued
Koninklijke KPN NV	3,699	17,283
Koninklijke Philips NV	165	4,493
Magnum Ice Cream Co. NV (The) (a)	480	7,679
Nebius Group NV, Class A (a)	45	3,794
NN Group NV	380	29,305
Prosus NV (a)	2,149	133,066
QIAGEN NV	46	2,112
Randstad NV	109	4,145
Stellantis NV	1,544	16,911
Universal Music Group NV	1,044	27,213
Wolters Kluwer NV	232	24,029

		1,226,268

Norway — 0.6%
Aker BP ASA	67	1,710
DNB Bank ASA	1,252	34,878
Equinor ASA	861	20,301
Gjensidige Forsikring ASA	281	8,405
Kongsberg Gruppen ASA	441	11,296
Mowi ASA	502	12,064
Norsk Hydro ASA	1,004	7,752
Orkla ASA	757	8,432
Salmar ASA	40	2,465
Telenor ASA	585	8,506
Yara International ASA	121	4,932

		120,741

Poland — 0.0% (g)
InPost SA (a)	255	3,132

Portugal — 0.2%
Banco Comercial Portugues SA, Class R	10,675	11,237
EDP SA	3,006	13,844
Galp Energia SGPS SA	468	8,062
Jeronimo Martins SGPS SA	60	1,433

		34,576

South Korea — 0.7%
Samsung Electronics Co. Ltd.	1,633	136,847

Spain — 4.3%
Acciona SA	24	5,125
ACS Actividades de Construccion y Servicios SA	177	17,533
Aena SME SA (e)	752	21,025
Amadeus IT Group SA	97	7,166
Banco Bilbao Vizcaya Argentaria SA	8,134	190,792
Banco de Sabadell SA	7,097	27,969
Banco Santander SA	20,876	245,724
Bankinter SA	954	15,817
CaixaBank SA	5,503	67,285
Cellnex Telecom SA (e)	470	15,146
EDP Renovaveis SA	302	4,262
Endesa SA	307	11,058
Grifols SA	65	806
Iberdrola SA	6,049	130,971
Industria de Diseno Textil SA	234	15,430
Mapfre SA	1,303	6,537

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2025	SIX CIRCLES TRUST	45

Six Circles International Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2025 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE($)
Common Stocks — continued
Spain — continued
Naturgy Energy Group SA	221	6,723
Redeia Corp. SA	326	5,813
Repsol SA	1,269	23,677
Telefonica SA	3,504	14,384

		833,243

Sweden — 3.7%
AddTech AB, Class B	258	9,081
Alfa Laval AB	290	14,541
Assa Abloy AB, Class B	1,001	38,672
Atlas Copco AB, Class A	2,685	47,803
Atlas Copco AB, Class B	1,550	24,773
Beijer Ref AB, Class B	406	6,509
Boliden AB (a)	206	11,421
Epiroc AB, Class A	663	14,938
Epiroc AB, Class B	383	7,711
EQT AB	696	27,208
Essity AB, Class B	129	3,723
Evolution AB (e)	28	1,930
Fastighets AB Balder, Class B (a)	153	1,128
H & M Hennes & Mauritz AB, Class B	106	2,117
Hexagon AB, Class B	444	5,232
Holmen AB, Class B	50	1,922
Industrivarden AB, Class A	162	7,273
Industrivarden AB, Class C	225	10,067
Indutrade AB	271	7,018
Investment AB Latour, Class B	147	3,566
Investor AB, Class B	2,552	90,949
L E Lundbergforetagen AB, Class B	108	5,947
Lifco AB, Class B	231	8,773
Nibe Industrier AB, Class B	1,495	5,714
Saab AB, Class B	320	18,553
Sagax AB, Class B	47	1,000
Sandvik AB	1,065	34,386
Securitas AB, Class B	490	7,793
Skandinaviska Enskilda Banken AB, Class A	2,137	45,063
Skanska AB, Class B	339	9,226
SKF AB, Class B	339	8,974
Spotify Technology SA (a)	148	86,169
Svenska Cellulosa AB SCA, Class B	442	5,861
Svenska Handelsbanken AB, Class A	2,060	29,846
Swedbank AB, Class A	1,199	41,591
Swedish Orphan Biovitrum AB (a)	42	1,506
Tele2 AB, Class B	520	8,707
Telefonaktiebolaget LM Ericsson, Class B	599	5,827
Telia Co. AB	2,240	9,575
Trelleborg AB, Class B	201	8,514
Volvo AB, Class B	1,585	50,443

		731,050

Switzerland — 12.5%
ABB Ltd. (Registered)	1,537	113,294
Alcon AG	107	8,469
Avolta AG	19	1,097
Banque Cantonale Vaudoise (Registered)	43	5,380

SECURITY DESCRIPTION	SHARES		VALUE($)

Switzerland — continued
Barry Callebaut AG (Registered)	5		8,506
Belimo Holding AG (Registered)	10		9,639
BKW AG	21		4,363
Chocoladefabriken Lindt & Spruengli AG	1		20,062
Chocoladefabriken Lindt & Spruengli AG (Registered)	—	(h)	29,331
Cie Financiere Richemont SA, Class A (Registered)	514		110,816
Coca-Cola HBC AG (a)	221		11,423
DSM-Firmenich AG	126		10,125
EMS-Chemie Holding AG (Registered)	5		3,518
Galderma Group AG	196		39,970
Geberit AG (Registered)	34		26,307
Givaudan SA (Registered)	7		26,507
Glencore plc (a)	7,146		39,064
Helvetia Baloise Holding AG	112		29,473
Holcim AG (a)	370		36,045
Julius Baer Group Ltd.	291		22,700
Kuehne + Nagel International AG (Registered)	48		10,326
Logitech International SA (Registered)	33		3,311
Lonza Group AG (Registered)	14		9,354
Nestle SA (Registered)	4,875		483,844
Novartis AG (Registered)	2,414		332,592
Partners Group Holding AG	32		39,284
Roche Holding AG	933		385,496
Sandoz Group AG	531		38,526
Schindler Holding AG	41		15,432
Schindler Holding AG (Registered)	23		8,190
SGS SA (Registered)	165		18,975
Sika AG (Registered)	111		22,466
Sonova Holding AG (Registered)	11		2,809
STMicroelectronics NV	145		3,784
Straumann Holding AG (Registered)	24		2,784
Swatch Group AG (The)	28		5,864
Swiss Life Holding AG (Registered)	40		46,372
Swiss Prime Site AG (Registered)	17		2,705
Swiss Re AG	422		70,229
Swisscom AG (Registered)	25		17,855
UBS Group AG (Registered)	4,479		206,829
VAT Group AG (e)	27		12,970
Zurich Insurance Group AG	207		156,292

			2,452,378

Taiwan — 2.8%
Alchip Technologies Ltd.	22		2,490
ASE Technology Holding Co. Ltd.	994		7,837
ASPEED Technology, Inc.	9		2,071
eMemory Technology, Inc.	20		1,098
Global Unichip Corp.	26		1,748
Globalwafers Co. Ltd.	81		1,045
Jentech Precision Industrial Co. Ltd.	25		2,180
King Yuan Electronics Co. Ltd.	328		2,582
MediaTek, Inc.	457		20,750
Novatek Microelectronics Corp.	173		2,057
Realtek Semiconductor Corp.	146		2,267

SEE NOTES TO FINANCIAL STATEMENTS.

46	SIX CIRCLES TRUST	DECEMBER 31, 2025

SECURITY DESCRIPTION	SHARES	VALUE($)
Common Stocks — continued
Taiwan — continued
Taiwan Semiconductor Manufacturing Co. Ltd.	9,891	486,215
United Microelectronics Corp.	3,387	5,289
Vanguard International Semiconductor Corp.	351	1,026

		538,655

United Arab Emirates — 0.0%
NMC Health plc (a) (bb)	116	—

United Kingdom — 19.9%
3i Group plc	1,387	60,821
Admiral Group plc	364	15,552
Anglo American plc	796	32,908
Ashtead Group plc	414	28,221
Associated British Foods plc	163	4,662
AstraZeneca plc	1,921	355,467
Auto Trader Group plc (e)	808	6,377
Aviva plc	4,269	39,251
BAE Systems plc	10,812	248,847
Barclays plc	19,497	124,805
Barratt Redrow plc	271	1,391
BP plc	17,421	101,597
British American Tobacco plc	6,499	368,411
BT Group plc	5,588	13,843
Bunzl plc	317	8,861
Centrica plc	8,688	19,809
Coca-Cola Europacific Partners plc	281	25,453
Compass Group plc	338	10,712
Diageo plc	1,688	36,362
Endeavour Mining plc	137	7,174
Entain plc	121	1,244
GSK plc	5,100	125,045
Haleon plc	11,176	56,474
Halma plc	76	3,589
Hikma Pharmaceuticals plc	210	4,382
HSBC Holdings plc	24,038	378,263
Imperial Brands plc	152	6,401
Informa plc	1,209	14,348
InterContinental Hotels Group plc (a)	29	4,052
International Consolidated Airlines Group SA	1,176	6,527
Intertek Group plc	151	9,354
J Sainsbury plc	342	1,500
JD Sports Fashion plc	502	569
Kingfisher plc	346	1,458
Land Securities Group plc REIT	141	1,179
Legal & General Group plc	7,956	28,001
Lloyds Banking Group plc	82,669	109,348
London Stock Exchange Group plc	652	78,476
M&G plc	3,190	12,282
Marks & Spencer Group plc	410	1,823
Melrose Industries plc	4,121	32,503
National Grid plc	9,132	140,073
NatWest Group plc	11,220	98,426
Next plc	23	4,265
Pearson plc	115	1,623

SECURITY DESCRIPTION	SHARES			VALUE($)

United Kingdom — continued
Phoenix Group Holdings plc		991		9,807
Reckitt Benckiser Group plc		134		10,881
RELX plc		1,793		72,220
Rentokil Initial plc		2,485		14,829
Rio Tinto plc		802		64,635
Rolls-Royce Holdings plc		28,995		448,433
Sage Group plc (The)		192		2,791
Schroders plc		1,012		5,532
Segro plc REIT		256		2,481
Severn Trent plc		499		18,727
Shell plc		6,297		232,055
Smith & Nephew plc		161		2,670
Smiths Group plc		319		10,077
Spirax Group plc		72		6,603
SSE plc		2,220		65,072
Standard Chartered plc		2,717		66,307
Tesco plc		1,295		7,699
Unilever plc		2,442		159,583
United Utilities Group plc		1,255		20,165
Vodafone Group plc		17,893		23,852
Whitbread plc		34		1,181
Wise plc, Class A (a)		930		11,145

				3,888,474

United States — 0.0% (g)
Brookfield Asset Management Ltd., Class A		53		2,779
Brookfield Renewable Corp.		18		684
RB Global, Inc.		24		2,476
Restaurant Brands International, Inc.		40		2,754

				8,693

Total Common Stocks (Cost $13,253,464)				19,236,936

Preferred Stocks — 0.2%
Germany — 0.2%
Bayerische Motoren Werke AG		41		4,357
Dr Ing hc F Porsche AG (e)		87		4,659
Henkel AG & Co. KGaA		34		2,757
Porsche Automobil Holding SE		118		5,497
Sartorius AG		6		1,616
Volkswagen AG		158		19,291

Total Preferred Stocks (Cost $33,212)				38,177

	PRINCIPAL AMOUNT($)
Short-Term Investments — 1.1%
Time Deposits — 1.1%
BNP Paribas SA,
(0.90%), 01/05/2026	CHF	6,772		8,549
0.27%, 01/02/2026	DKK	20,352		3,202
Brown Brothers Harriman & Co.,
(3.79%), 01/02/2026	SEK	—	(h)	—	(h)
(0.90%), 01/05/2026	CHF	—	(h)	—	(h)

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2025	SIX CIRCLES TRUST	47

Six Circles International Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2025 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)			VALUE($)
Short-Term Investments — continued
Time Deposits — continued
0.27%, 01/02/2026	DKK	2,127		335
0.81%, 01/02/2026	EUR	—	(h)	—	(h)
2.00%, 01/02/2026	NOK	13,680		1,357
2.98%, 01/02/2026		—	(h)	—	(h)
Citibank NA, 0.81%, 01/02/2026	EUR	52,659		61,885
2.66%, 01/02/2026	GBP	23,553		31,748
2.98%, 01/02/2026		72,060		72,060
Royal Bank of Canada, 1.08%, 01/02/2026	CAD	2,597		1,892
2.98%, 01/02/2026		4,595		4,595
Skandinaviska Enskilda Banken AB, (3.79%), 01/02/2026	SEK	35,919		3,902
Sumitomo Mitsui Banking Corp., 0.15%, 01/05/2026	JPY	1,811,152		11,561
2.98%, 01/02/2026		557		557
Sumitomo Mitsui Trust Bank Ltd., 2.98%, 01/02/2026		7,667		7,667

Total Short-Term Investments (Cost $209,310)				209,310

Total Investments — 99.6% (Cost — $13,495,986)				19,484,423

Other Assets in Excess of Liabilities — 0.4%				85,647

NET ASSETS — 100.0%				$19,570,070

Percentages indicated are based on net assets.

Futures contracts outstanding as of December 31, 2025:
Exchange Traded
DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)($)
Long Contracts
Euro STOXX 50 Index	1,012	03/2026	EUR	68,640	827
FTSE 100 Index	289	03/2026	GBP	38,273	453
Mini-DAX	11	03/2026	EUR	1,578	18
S&P Toronto Stock Exchange 60 Index	10	03/2026	CAD	2,702	11
FTSE Taiwan Index	16	01/2026	USD	1,488	29
STOXX Europe 600 Index	249	03/2026	EUR	8,586	120
TOPIX Index	28	03/2026	JPY	6,088	13

Total unrealized appreciation (depreciation)					1,471

SEE NOTES TO FINANCIAL STATEMENTS.

48	SIX CIRCLES TRUST	DECEMBER 31, 2025

Forward foreign currency exchange contracts outstanding as of December 31, 2025:
CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)($)
EUR	114	USD	133	Goldman Sachs International	01/05/2026	—	(h)
USD	1,251	SEK	11,460	Bank of America, NA	01/05/2026	6
SEK	135,643	USD	14,624	Goldman Sachs International	01/05/2026	110
CHF	28,706	USD	36,178	Bank of America, NA	01/06/2026	66
USD	25,225	DKK	160,018	Bank of America, NA	01/06/2026	46
USD	33,624	DKK	213,146	Bank of America, NA	01/06/2026	85
USD	32,424	DKK	206,022	Bank of America, NA	01/06/2026	6
USD	17,671	DKK	112,217	Bank of America, NA	01/06/2026	14
DKK	1,580,329	USD	247,941	Morgan Stanley & Co.	01/06/2026	724
EUR	5,134	USD	6,031	Bank of America, NA	01/06/2026	3
USD	9,241	EUR	7,834	Morgan Stanley & Co.	01/06/2026	34
EUR	13,343	USD	15,653	UBS AG LONDON	01/06/2026	28
USD	25,734	GBP	19,055	Bank of America, NA	01/06/2026	49
USD	30,835	GBP	22,865	Bank of America, NA	01/06/2026	14
GBP	7,700	USD	10,307	Goldman Sachs International	01/06/2026	72
GBP	301,920	USD	403,408	Morgan Stanley & Co.	01/06/2026	3,564
USD	3,459	GBP	2,563	Morgan Stanley & Co.	01/06/2026	4
JPY	200,864	USD	1,280	UBS AG LONDON	01/06/2026	2
USD	142	NOK	1,428	Bank of America, NA	01/06/2026	—	(h)
USD	665	NOK	6,633	Bank of America, NA	01/06/2026	7
NOK	227,104	USD	22,382	Goldman Sachs International	01/06/2026	149
DKK	640,079	USD	100,632	Bank of America, NA	01/08/2026	96
GBP	97,956	USD	131,764	Bank of America, NA	01/08/2026	275
NOK	18,246	USD	1,810	Bank of America, NA	01/08/2026	—	(h)

Total unrealized appreciation						5,354

NOK	414	USD	41	BNP Paribas	01/02/2026	—	(h)
USD	12,842	SEK	118,783	Citibank, NA	01/05/2026	(61)
CHF	12,808	USD	16,202	Bank of America, NA	01/06/2026	(32)
CHF	34,495	USD	43,609	Bank of America, NA	01/06/2026	(56)
CHF	34,344	USD	43,545	Bank of America, NA	01/06/2026	(182)
CHF	42,809	USD	54,182	Bank of America, NA	01/06/2026	(131)
USD	19,483	CHF	15,458	Bank of America, NA	01/06/2026	(33)
USD	289,684	CHF	230,150	Morgan Stanley & Co.	01/06/2026	(904)
CHF	3,669	USD	4,652	UBS AG LONDON	01/06/2026	(19)
USD	51,418	DKK	327,393	Bank of America, NA	01/06/2026	(98)
DKK	78,545	USD	12,393	Morgan Stanley & Co.	01/06/2026	(34)
EUR	12,809	USD	15,059	Bank of America, NA	01/06/2026	(5)
EUR	29,291	USD	34,475	Bank of America, NA	01/06/2026	(51)
USD	7,571	EUR	6,454	Bank of America, NA	01/06/2026	(14)
EUR	21,621	USD	25,479	Bank of America, NA	01/06/2026	(68)
USD	1,497	EUR	1,277	Morgan Stanley & Co.	01/06/2026	(4)
USD	215,459	EUR	183,855	Morgan Stanley & Co.	01/06/2026	(618)
EUR	4,697	USD	5,529	UBS AG LONDON	01/06/2026	(9)
EUR	12,873	USD	15,159	UBS AG LONDON	01/06/2026	(30)
EUR	7,166	USD	8,427	UBS AG LONDON	01/06/2026	(5)
USD	110,868	GBP	82,820	Bank of America, NA	01/06/2026	(769)
USD	20,260	GBP	15,036	Bank of America, NA	01/06/2026	(8)
USD	33,972	GBP	25,220	Bank of America, NA	01/06/2026	(23)
USD	46,322	GBP	34,372	Bank of America, NA	01/06/2026	(10)
USD	500	GBP	374	Morgan Stanley & Co.	01/06/2026	(4)
USD	6,407	GBP	4,761	UBS AG LONDON	01/06/2026	(10)
USD	19,837	NOK	200,798	Citibank, NA	01/06/2026	(84)
USD	111,981	CHF	88,776	Citibank, NA	01/08/2026	(133)
USD	108,596	EUR	92,487	Bank of America, NA	01/08/2026	(110)
SEK	5,399	USD	587	Bank of America, NA	01/08/2026	(1)

Total unrealized depreciation						(3,506)

Net unrealized appreciation (depreciation)						1,848

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2025	SIX CIRCLES TRUST	49

Six Circles International Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2025 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2025

CVA	— Dutch Certification
GDR	— Global Depositary Receipt
OYJ	— Public Limited Company
REIT	— Real Estate Investment Trust
(a)	— Non-income producing security.
(e)	— Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended.
(g)	— Amount rounds to less than 0.05%.
(h)	— Amount rounds to less than 500 shares/principal or $500.
(bb)	— Security has been valued using significant unobservable inputs.
CAD	— Canadian Dollar
CHF	— Swiss Franc
DKK	— Danish Krone
EUR	— Euro
GBP	— British Pound
JPY	— Japanese Yen
NOK	— Norwegian Krone
SEK	— Swedish Krona
USD	— United States Dollar

Summary of Investments by Industry, December 31, 2025

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE

Banks	17.3%

Pharmaceuticals	10.0%

Semiconductors	6.8%

Insurance	6.5%

Aerospace/Defense	6.5%

Telecommunications	4.2%

Food	3.5%

Software	3.5%

Oil & Gas	3.2%

Electric	3.2%

Machinery - Construction & Mining	2.7%

Cosmetics/Personal Care	2.6%

Miscellaneous Manufacturers	2.1%

Agriculture	2.0%

Commercial Services	1.7%

Electrical Components & Equipment	1.7%

Apparel	1.7%

Auto Manufacturers	1.5%

Internet	1.4%

Diversified Financial Services	1.3%

Beverages	1.3%

Mining	1.3%

Chemicals	1.2%

Transportation	1.2%

Engineering & Construction	1.1%

Building Materials	1.1%

Retail	1.1%

Others (Each less than 1.0%)	7.2%

Short-Term Investments	1.1%

SEE NOTES TO FINANCIAL STATEMENTS.

50	SIX CIRCLES TRUST	DECEMBER 31, 2025

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2025

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Long Positions — 105.7%
Asset-Backed Securities — 0.4%
Automobile ABS — 0.1%
American Credit Acceptance Receivables Trust, Series 2025-2, Class D, 5.50%, 07/14/2031 (e)	2,140	2,171
Credit Acceptance Auto Loan Trust,
Series 2023-3A, Class C, 7.62%, 12/15/2033 (e)	2,750	2,838
Series 2023-5A, Class C, 7.30%, 04/17/2034 (e)	2,250	2,321
Drive Auto Receivables Trust,
Series 2024-2, Class C, 4.67%, 05/17/2032	770	775
Series 2024-2, Class D, 4.94%, 05/17/2032	2,500	2,521
Exeter Automobile Receivables Trust, Series 2024-3A, Class C, 5.70%, 07/16/2029	1,046	1,059
GM Financial Consumer Automobile Receivables Trust,
Series 2023-1, Class A3, 4.66%, 02/16/2028	673	675
Series 2023-1, Class A4, 4.59%, 07/17/2028	230	231
Series 2024-2, Class A3, 5.10%, 03/16/2029	1,076	1,085
Series 2024-2, Class B, 5.28%, 10/16/2029	850	865
Prestige Auto Receivables Trust, Series 2024-2A, Class D, 5.15%, 07/15/2030 (e)	3,000	2,995
Santander Drive Auto Receivables Trust, Series 2024-5, Class D, 5.14%, 02/17/2032	2,950	2,971
Westlake Automobile Receivables Trust, Series 2023-4A, Class C, 6.64%, 11/15/2028 (e)	325	332

Total Automobile ABS		20,839

Other ABS — 0.3%
Affirm Asset Securitization Trust, Series 2024-B, Class D, 5.50%, 09/15/2029 (e)	1,500	1,504
Affirm Master Trust, Series 2025-1A, Class C, 5.28%, 02/15/2033 (e)	1,500	1,511
AGL CLO 14 Ltd., (Cayman Islands), Series 2021-14A, Class AR, (CME Term SOFR 3 Month + 1.13%), 5.00%, 12/02/2034 (e) (aa)	2,100	2,098
Anchorage Capital CLO 28 Ltd., (Cayman Islands), Series 2024-28A, Class A, (CME Term SOFR 3 Month + 1.70%), 5.58%, 04/20/2037 (e) (aa)	2,000	2,010
Apex Credit CLO 2024-I Ltd., (Bermuda), Series 2024-1A, Class A1, (CME Term SOFR 3 Month + 1.80%), 5.68%, 04/20/2036 (e) (aa)	1,000	1,005

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Other ABS — continued
Avant Loans Funding Trust, Series 2025-REV1, Class B, 5.42%, 05/15/2034 (e)		250	251
Bain Capital Credit CLO 2022-2 Ltd., (Jersey, Channel Islands), Series 2022-2A, Class A1R, (CME Term SOFR 3 Month + 1.15%), 5.01%, 04/22/2035 (e) (aa)		3,000	2,997
BlueMountain CLO 2016-3 Ltd., (Cayman Islands), Series 2016-3A, Class A1R2, (CME Term SOFR 3 Month + 1.20%), 5.05%, 11/15/2030 (e) (aa)		199	199
BlueMountain CLO XXXIV Ltd., (Cayman Islands), Series 2022-34A, Class AR, (CME Term SOFR 3 Month + 1.15%), 5.03%, 04/20/2035 (e) (aa)		3,500	3,500
CIFC Funding Ltd., (Cayman Islands), Series 2017-4A, Class A1R, (CME Term SOFR 3 Month + 1.21%), 5.08%, 10/24/2030 (e) (aa)		498	498
Diameter Capital CLO 6 Ltd., (Cayman Islands), Series 2024-6A, Class A1, (CME Term SOFR 3 Month + 1.61%), 5.51%, 04/15/2037 (e) (aa)		2,700	2,712
Dryden 27 R Euro CLO 2017 DAC, (Ireland), Series 2017-27A, Class AR, (EURIBOR 3 Month + 0.66%), 2.69%, 04/15/2033 (e) (aa)	EUR	4,169	4,900
Flatiron CLO 19 Ltd., (Cayman Islands), Series 2019-1A, Class AR2, (CME Term SOFR 3 Month + 1.18%), 5.03%, 11/16/2034 (e) (aa)		713	713
ICG US CLO 2020-1 Ltd., (Cayman Islands), Series 2020-1A, Class ARR, (CME Term SOFR 3 Month + 1.10%), 4.98%, 01/20/2035 (e) (aa)		2,065	2,062
Northwoods Capital 25 Ltd., (Cayman Islands), Series 2021-25A, Class AR, (CME Term SOFR 3 Month + 1.12%), 5.00%, 07/20/2034 (e) (aa)		2,400	2,395
Octagon Investment Partners 39 Ltd., (Cayman Islands), Series 2018-3A, Class AR, (CME Term SOFR 3 Month + 1.15%), 5.03%, 10/20/2030 (e) (aa)		618	618
Palmer Square CLO 2015-1 Ltd., (Cayman Islands), Series 2015-1A, Class A1A5, (CME Term SOFR 3 Month + 1.05%), 4.92%, 05/21/2034 (e) (aa)		8,000	7,989
Romark CLO V Ltd., (Cayman Islands), Series 2021-5A, Class AR, (CME Term SOFR 3 Month + 1.19%), 5.09%, 01/15/2035 (e) (aa)		2,500	2,499
Shackleton 2019-XIV CLO Ltd., (Cayman Islands), Series 2019-14A, Class A1RR, (CME Term SOFR 3 Month + 1.20%), 5.08%, 07/20/2034 (e) (aa)		2,000	2,001

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2025	SIX CIRCLES TRUST	51

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2025 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Long Positions — continued
Asset-Backed Securities — continued
Other ABS — continued
Sound Point CLO XXIII, (Cayman Islands), Series 2019-2A, Class AR, (CME Term SOFR 3 Month + 1.43%), 5.34%, 07/15/2034 (e) (aa)	500	501
Sycamore Tree CLO 2023-2 Ltd., (Cayman Islands), Series 2023-2A, Class AR, (CME Term SOFR 3 Month + 1.68%), 5.56%, 01/20/2037 (e) (aa)	1,600	1,608
TCW CLO 2024-1 Ltd., (Cayman Islands), Series 2024-1A, Class A1, (CME Term SOFR 3 Month + 1.60%), 5.49%, 01/16/2037 (e) (aa)	700	703
Trinitas CLO XVII Ltd., (Cayman Islands), Series 2021-17A, Class AR, (CME Term SOFR 3 Month + 1.15%), 5.03%, 10/20/2034 (e) (aa)	3,600	3,597
Upstart Securitization Trust, Series 2025-3, Class B, 5.02%, 09/20/2035 (e)	800	797
Venture 33 CLO Ltd., (Cayman Islands), Series 2018-33A, Class A1LR, (CME Term SOFR 3 Month + 1.32%), 5.23%, 07/15/2031 (e) (aa)	136	136
Wellfleet CLO 2021-1 Ltd., (Cayman Islands), Series 2021-1A, Class A1R, (CME Term SOFR 3 Month + 1.18%), 5.06%, 04/20/2034 (e) (aa)	1,400	1,400

Total Other ABS		50,204

Total Asset-Backed Securities (Cost $71,057)		71,043

Collateralized Mortgage Obligations — 1.9%
Agency Collateral CMO — 1.7%
FHLMC REMICS,
Series 3404, Class SA, IF, IO, (5.89% — United States 30 Day Average SOFR), 1.90%, 01/15/2038 (aa)	760	59
Series 3680, Class SA, IF, IO, (4.89% — United States 30 Day Average SOFR), 0.90%, 06/15/2040 (aa)	1,766	96
Series 4023, Class S, IF, IO, (6.14% — United States 30 Day Average SOFR), 2.15%, 03/15/2042 (aa)	756	77
Series 4165, Class TI, IO, 3.00%, 12/15/2042	308	15
Series 4368, Class CZ, SUB, 3.75%, 11/15/2041	2,082	2,028
Series 4598, Class IK, IO, 3.50%, 03/15/2046	469	75
Series 4710, Class EI, IO, 3.50%, 11/15/2031	1,713	86

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Agency Collateral CMO — continued
Series 4751, Class EF, (United States 30 Day Average SOFR + 0.36%), 4.35%, 05/15/2041 (aa)	1,774	1,746
Series 4764, Class WF, (United States 30 Day Average SOFR + 0.41%), 4.40%, 02/15/2048 (aa)	3,824	3,722
Series 4790, Class F, (United States 30 Day Average SOFR + 0.30%), 4.29%, 10/15/2043 (aa)	1,372	1,344
Series 4825, Class SE, IF, IO, (6.09% — United States 30 Day Average SOFR), 2.10%, 09/15/2048 (aa)	3,245	423
Series 4830, Class IL, IO, 4.50%, 04/15/2048	1,382	330
Series 4888, Class IB, IO, 4.00%, 03/15/2047	252	39
Series 4930, Class IP, IO, 3.50%, 09/25/2048	3,812	424
Series 4990, Class MI, IO, 4.00%, 07/25/2050	3,392	790
Series 5003, Class AS, IF, IO, (5.99% — United States 30 Day Average SOFR), 2.11%, 08/25/2050 (aa)	6,144	918
Series 5016, Class PI, IO, 3.00%, 09/25/2050	8,929	1,549
Series 5023, Class BI, IO, 2.00%, 10/25/2050	17,943	2,330
Series 5034, Class MI, IO, 2.00%, 11/25/2050	1,723	230
Series 5034, Class YI, IO, 4.00%, 11/25/2050	2,137	408
Series 5038, Class MI, IO, 4.00%, 11/25/2050	870	182
Series 5047, Class CI, IO, 2.00%, 12/25/2050	1,505	167
Series 5051, Class IP, IO, 3.00%, 12/25/2050	8,911	1,482
Series 5062, Class EI, IO, 2.00%, 01/25/2051	3,235	375
Series 5069, Class DI, IO, 3.50%, 02/25/2041	958	130
Series 5069, Class LI, IO, 2.50%, 02/25/2051	12,415	1,738
Series 5071, Class IN, IO, 4.00%, 08/25/2050	4,597	1,129
Series 5081, Class EI, IO, 2.50%, 03/25/2051	16,860	2,255
Series 5087, Class IL, IO, 3.00%, 03/25/2051	1,660	268
Series 5124, Class LI, IO, 4.50%, 07/25/2051	8,366	2,038

SEE NOTES TO FINANCIAL STATEMENTS.

52	SIX CIRCLES TRUST	DECEMBER 31, 2025

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Long Positions — continued
Collateralized Mortgage Obligations — continued
Agency Collateral CMO — continued
Series 5157, Class IA, IO, 3.00%, 10/25/2051	41,023	6,315
Series 5202, Class UI, IO, 3.50%, 01/25/2052	3,287	534
Series 5227, Class EI, IO, 4.00%, 04/25/2050	3,126	260
Series 5229, Class KI, IO, 4.50%, 08/25/2049	667	103
Series 5383, Class AF, (United States 30 Day Average SOFR + 1.00%), 5.21%, 08/15/2048 (aa)	639	644
Series 5462, Class FA, (United States 30 Day Average SOFR + 1.10%), 4.97%, 10/25/2054 (aa)	239	239
Series 5478, Class FH, (United States 30 Day Average SOFR + 1.45%), 5.32%, 04/25/2054 (aa)	572	577
Series 5518, Class FC, (United States 30 Day Average SOFR + 1.32%), 5.19%, 03/25/2055 (aa)	157	158
Series 5534, Class FD, (United States 30 Day Average SOFR + 1.25%), 5.12%, 05/25/2055 (aa)	1,226	1,231
Series 5538, Class AF, (United States 30 Day Average SOFR + 1.30%), 5.17%, 03/25/2055 (aa)	2,980	2,999
Series 5542, Class FL, (United States 30 Day Average SOFR + 1.25%), 5.12%, 05/25/2055 (aa)	301	303
Series 5573, Class FB, (United States 30 Day Average SOFR + 0.90%), 4.77%, 09/25/2055 (aa)	7,900	7,932
Series 5593, Class FB, (United States 30 Day Average SOFR + 0.90%), 4.77%, 11/25/2055 (aa)	8,135	8,168
Series 5607, Class FA, (United States 30 Day Average SOFR + 0.90%), 4.77%, 12/25/2055 (aa)	4,184	4,190
FHLMC STRIPs,
Series 365, Class C2, IO, 4.00%, 06/15/2049	3,002	644
Series 399, Class C29, IO, 2.00%, 06/25/2052	8,545	1,050
Series 399, Class C30, IO, 2.00%, 06/25/2051	66,682	8,076
FNMA Interest STRIP,
Series 379, Class S56, IF, IO, (7.79% — United States 30 Day Average SOFR), 3.91%, 05/25/2037 (aa)	273	40
Series 405, Class 1, PO, 0.00%, 10/25/2040	226	181
Series 406, Class 23, IO, 6.00%, 11/25/2040 (z)	101	21

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Agency Collateral CMO — continued
Series 413, Class C32, IO, 4.00%, 11/25/2039	1,082	163
Series 429, Class 161, IO, 2.00%, 03/25/2051	2,485	257
Series 429, Class 162, IO, 2.00%, 03/25/2051	1,929	200
Series 429, Class 163, IO, 2.00%, 02/25/2051	453	46
Series 429, Class 164, IO, 2.00%, 03/25/2051	852	90
FNMA REMICS,
Series 2001-25, Class FC, (United States 30 Day Average SOFR + 0.91%), 4.79%, 06/25/2031 (aa)	32	32
Series 2007-30, Class JS, IF, IO, (6.33% — United States 30 Day Average SOFR), 2.45%, 04/25/2037 (aa)	1,065	132
Series 2012-35, Class SP, IF, IO, (6.39% — United States 30 Day Average SOFR), 2.51%, 04/25/2042 (aa)	1,679	207
Series 2012-53, Class IO, IO, 3.50%, 05/25/2027	72	1
Series 2012-135, Class SB, IF, IO, (5.99% — United States 30 Day Average SOFR), 2.11%, 12/25/2042 (aa)	729	82
Series 2013-30, Class CA, 1.50%, 04/25/2043	983	833
Series 2013-109, Class BO, PO, Zero Coupon, 07/25/2043	411	252
Series 2014-47, Class FB, (United States 30 Day Average SOFR + 0.46%), 4.67%, 08/25/2054 (aa)	1,716	1,680
Series 2016-26, Class SY, IF, (6.77% — United States 30 Day Average SOFR), 0.00%, 11/25/2042 (aa)	514	338
Series 2016-40, Class EF, (United States 30 Day Average SOFR + 0.56%), 4.77%, 07/25/2046 (aa)	407	405
Series 2016-63, Class AS, IF, IO, (5.89% — United States 30 Day Average SOFR), 2.01%, 09/25/2046 (aa)	1,148	137
Series 2016-68, Class WI, IO, 1.75%, 10/25/2046 (z)	2,846	243
Series 2016-71, Class NI, IO, 3.50%, 04/25/2046	576	66
Series 2017-97, Class BF, (United States 30 Day Average SOFR + 0.41%), 4.29%, 12/25/2047 (aa)	3,626	3,547

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2025	SIX CIRCLES TRUST	53

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2025 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Long Positions — continued
Collateralized Mortgage Obligations — continued
Agency Collateral CMO — continued
Series 2018-67, Class HF, (United States 30 Day Average SOFR + 0.41%), 4.29%, 09/25/2048 (aa)	1,996	1,947
Series 2018-67, Class SH, IF, IO, (6.09% — United States 30 Day Average SOFR), 2.21%, 09/25/2048 (aa)	2,488	315
Series 2019-47, Class SI, IO, 2.01%, 08/25/2049 (z)	8,055	883
Series 2019-48, Class IB, IO, 0.65%, 06/25/2039 (z)	16,173	278
Series 2019-53, Class IA, IO, 1.81%, 09/25/2049 (z)	15,721	1,510
Series 2019-68, Class US, IF, IO, (5.89% — United States 30 Day Average SOFR), 2.01%, 11/25/2049 (aa)	5,591	747
Series 2019-78, Class DI, IO, 4.50%, 11/25/2049	451	82
Series 2020-29, Class SA, IO, 1.52%, 05/25/2050 (z)	3,475	213
Series 2020-33, Class IO, IO, 1.47%, 05/25/2050 (z)	7,609	475
Series 2020-42, Class CI, IO, 3.00%, 06/25/2050	10,468	1,827
Series 2020-60, Class BI, IO, 3.50%, 09/25/2050	9,539	1,662
Series 2020-68, Class CI, IO, 3.00%, 10/25/2050	7,242	1,282
Series 2020-74, Class PI, IO, 2.00%, 12/25/2049	8,438	1,009
Series 2020-89, Class IG, IO, 3.00%, 12/25/2050	1,249	213
Series 2020-89, Class IM, IO, 2.00%, 12/25/2050	8,684	1,160
Series 2020-89, Class LI, IO, 3.00%, 12/25/2050	9,901	1,786
Series 2021-3, Class TI, IO, 2.50%, 02/25/2051	2,295	389
Series 2021-8, Class WI, IO, 1.96%, 03/25/2051 (z)	8,827	757
Series 2021-8, Class YF, (United States 30 Day Average SOFR + 0.20%), 4.41%, 03/25/2061 (aa)	5,561	5,540
Series 2021-36, Class YI, IO, 1.99%, 06/25/2061 (z)	10,477	884
Series 2022-52, Class IH, IO, 3.00%, 03/25/2051	8,886	1,508
Series 2024-10, Class AF, (United States 30 Day Average SOFR + 0.90%), 5.11%, 12/25/2050 (aa)	1,690	1,688
Series 2024-38, Class FA, (United States 30 Day Average SOFR + 0.80%), 5.01%, 01/25/2051 (aa)	4,465	4,471

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Agency Collateral CMO — continued
Series 2024-70, Class AE, 4.50%, 08/25/2052	5,367	5,342
Series 2024-91, Class FA, (United States 30 Day Average SOFR + 1.20%), 5.07%, 12/25/2054 (aa)	681	684
Series 2024-94, Class FB, (United States 30 Day Average SOFR + 1.42%), 5.29%, 12/25/2054 (aa)	560	565
Series 2024-103, Class FH, (United States 30 Day Average SOFR + 1.25%), 5.12%, 01/25/2055 (aa)	497	499
Series 2025-79, Class FA, (United States 30 Day Average SOFR + 1.25%), 5.12%, 10/25/2055 (aa)	2,876	2,892
Series 2025-93, Class FA, (United States 30 Day Average SOFR + 1.10%), 4.97%, 11/25/2055 (aa)	2,547	2,553
GNMA,
Series 2015-H03, Class FA, (CME Term SOFR 1 Month + 0.61%), 4.61%, 12/20/2064 (aa)	11	11
Series 2015-H33, Class FA, (CME Term SOFR 1 Month + 0.77%), 4.77%, 12/20/2065 (aa)	3,551	3,557
Series 2017-H03, Class HA, 3.00%, 01/20/2067	1,646	1,618
Series 2018-H01, Class FA, (CME Term SOFR 1 Year + 0.87%), 5.10%, 01/20/2068 (aa)	1,840	1,845
Series 2018-H11, Class FJ, (CME Term SOFR 1 Year + 0.80%), 4.86%, 06/20/2068 (aa)	218	219
Series 2019-65, Class ID, IO, 4.00%, 02/20/2049	964	120
Series 2019-H01, Class FV, (CME Term SOFR 1 Year + 0.97%), 5.20%, 12/20/2068 (aa)	73	73
Series 2019-H02, Class JA, 3.50%, 12/20/2068	1,555	1,504
Series 2019-H06, Class PT, 3.50%, 01/20/2069 (z)	1,449	1,413
Series 2019-H08, Class FE, (CME Term SOFR 1 Month + 0.76%), 4.76%, 01/20/2069 (aa)	4,491	4,483
Series 2019-H15, Class GA, 2.25%, 08/20/2069	76	74
Series 2019-H16, Class FD, (CME Term SOFR 1 Month + 0.91%), 4.91%, 10/20/2069 (aa)	2,033	2,043
Series 2020-142, Class LI, IO, 2.50%, 09/20/2050	8,882	1,270
Series 2020-142, Class MT, IF, IO, (6.04% — CME Term SOFR 1 Month), 0.05%, 07/20/2047 (aa)	10,156	19

SEE NOTES TO FINANCIAL STATEMENTS.

54	SIX CIRCLES TRUST	DECEMBER 31, 2025

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Long Positions — continued
Collateralized Mortgage Obligations — continued
Agency Collateral CMO — continued
Series 2020-142, Class TN, IF, IO, (6.09%—CME Term SOFR 1 Month), 0.10%, 09/20/2047 (aa)	13,649	53
Series 2020-176, Class FW, (CME Term SOFR 1 Month + 0.41%), 4.00%, 11/20/2050 (aa)	2,276	2,131
Series 2020-H12, Class F, (CME Term SOFR 1 Month + 0.61%), 4.61%, 07/20/2070 (aa)	1,335	1,328
Series 2020-H13, Class FA, (CME Term SOFR 1 Month + 0.56%), 4.56%, 07/20/2070 (aa)	8,426	8,363
Series 2020-H14, Class FH, (CME Term SOFR 1 Month + 1.36%), 5.36%, 08/20/2070 (aa)	6,611	6,727
Series 2020-H15, Class FH, (CME Term SOFR 1 Month + 1.16%), 5.16%, 07/20/2070 (aa)	2,414	2,447
Series 2020-H15, Class FK, (CME Term SOFR 1 Month + 1.36%), 5.36%, 04/20/2070 (aa)	4,350	4,429
Series 2020-H16, Class FN, (CME Term SOFR 1 Month + 1.36%), 5.36%, 09/20/2070 (aa)	1,621	1,650
Series 2020-H20, Class FA, (CME Term SOFR 1 Month + 0.46%), 4.46%, 04/20/2070 (aa)	105	103
Series 2021-23, Class GI, IO, 2.00%, 02/20/2051	9,783	1,170
Series 2021-44, Class TF, (United States 30 Day Average SOFR + 0.30%), 4.00%, 03/20/2051 (aa)	2,151	1,951
Series 2021-122, Class IT, IO, 2.50%, 07/20/2051	9,775	1,427
Series 2021-206, Class IG, IO, 2.50%, 09/20/2051	8,117	698
Series 2021-223, Class QI, IO, 2.50%, 10/20/2051	8,586	928
Series 2021-H03, Class ML, 6.41%, 01/20/2071 (z)	3,791	3,837
Series 2021-H05, Class FJ, (United States 30 Day Average SOFR + 0.75%), 4.67%, 03/20/2071 (aa)	220	220
Series 2021-H12, Class DF, (United States 30 Day Average SOFR + 1.50%), 5.42%, 08/20/2071 (aa)	1,963	2,012
Series 2021-H14, Class HF, (United States 30 Day Average SOFR + 1.50%), 5.42%, 09/20/2071 (aa)	7,389	7,573
Series 2021-H15, Class HB, 1.25%, 09/20/2065	93	86
Series 2021-H16, Class F, (United States 30 Day Average SOFR + 1.50%), 5.42%, 09/20/2071 (aa)	9,825	10,075

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Agency Collateral CMO — continued
Series 2022-H09, Class FA, (United States 30 Day Average SOFR + 0.67%), 4.59%, 04/20/2072 (aa)	1,083	1,079
Series 2022-H20, Class FA, (United States 30 Day Average SOFR + 0.80%), 4.72%, 08/20/2072 (aa)	214	215
Series 2023-H02, Class FA, (United States 30 Day Average SOFR + 0.90%), 4.82%, 01/20/2073 (aa)	2,788	2,810
Series 2023-H02, Class FL, (United States 30 Day Average SOFR + 0.90%), 4.82%, 01/20/2073 (aa)	8,070	8,133
Series 2023-H02, Class JF, (United States 30 Day Average SOFR + 0.90%), 4.82%, 01/20/2073 (aa)	6,400	6,452
Series 2023-H03, Class FA, (United States 30 Day Average SOFR + 0.87%), 4.79%, 02/20/2073 (aa)	11,189	11,263
Series 2023-H09, Class FA, (United States 30 Day Average SOFR + 0.80%), 4.72%, 04/20/2073 (aa)	1,751	1,757
Series 2023-H11, Class FC, (United States 30 Day Average SOFR + 1.10%), 5.02%, 05/20/2073 (aa)	8,197	8,345
Series 2023-H11, Class FD, (United States 30 Day Average SOFR + 1.15%), 5.07%, 05/20/2073 (aa)	1,409	1,429
Series 2023-H15, Class FB, (United States 30 Day Average SOFR + 1.00%), 4.92%, 03/20/2073 (aa)	1,994	2,010
Series 2023-H27, Class FD, (United States 30 Day Average SOFR + 1.10%), 5.02%, 11/20/2073 (aa)	4,336	4,419
Series 2024-H01, Class FB, (United States 30 Day Average SOFR + 0.90%), 4.82%, 01/20/2074 (aa)	2,806	2,830
Series 2024-H02, Class FH, (United States 30 Day Average SOFR + 0.93%), 4.85%, 01/20/2074 (aa)	4,947	4,998
Series 2024-H02, Class FJ, (United States 30 Day Average SOFR + 1.00%), 4.92%, 12/20/2073 (aa)	3,809	3,843
Series 2024-H07, Class FC, (United States 30 Day Average SOFR + 0.65%), 4.57%, 02/20/2074 (aa)	1,785	1,785
Series 2024-H11, Class FD, (United States 30 Day Average SOFR + 0.90%), 4.82%, 07/20/2074 (aa)	2,975	3,001
Series 2025-1, Class NF, (United States 30 Day Average SOFR + 1.10%), 5.02%, 01/20/2055 (aa)	226	227
Series 2025-79, Class NA, 3.50%, 11/20/2049	3,060	2,993

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2025	SIX CIRCLES TRUST	55

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2025 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Long Positions — continued
Collateralized Mortgage Obligations — continued
Agency Collateral CMO — continued
Series 2025-H24, Class FA, (United States 30 Day Average SOFR + 0.73%), 4.71%, 02/20/2073 (aa)	7,865	7,854

Total Agency Collateral CMO		272,890

Agency Collateral PAC CMO — 0.0% (g)
FHLMC REMICS,
Series 4056, Class GS, IF, IO, (6.54% — United States 30 Day Average SOFR), 2.55%, 12/15/2041 (aa)	223	23
Series 4134, Class PI, IO, 3.00%, 11/15/2042	359	35
Series 4147, Class JI, IO, 3.50%, 12/15/2032	2,840	195
Series 4881, Class IK, IO, 4.00%, 05/15/2049	1,337	257
Series 5013, Class IQ, IO, 3.50%, 09/25/2050	3,984	661
Series 5045, Class DI, IO, 2.50%, 11/25/2050	2,347	336
Series 5056, Class PI, IO, 2.50%, 12/25/2050	6,951	933
Series 5065, Class IG, IO, 3.00%, 01/25/2051	2,795	490
Series 5109, Class IE, IO, 2.50%, 05/25/2051	872	111
Series 5210, Class AI, IO, 3.50%, 01/25/2042	3,215	355
FNMA REMICS,
Series 2018-77, Class PF, (United States 30 Day Average SOFR + 0.41%), 4.29%, 10/25/2048 (aa)	1,602	1,563
Series 2020-86, Class PI, IO, 2.50%, 12/25/2050	2,775	416
Series 2020-99, Class IQ, IO, 3.00%, 01/25/2051	801	139
Series 2021-47, Class PI, IO, 2.50%, 07/25/2051	556	66

Total Agency Collateral PAC CMO		5,580

Agency Collateral Supp CMO — 0.0% (g)
FNMA REMICS, Series 2014-34, Class US, IF, (8.37% — United States 30 Day Average SOFR), 0.62%, 06/25/2044 (aa)	67	57

WL Collateral CMO — 0.2%
Citigroup Mortgage Loan Trust,
Series 2021-INV1, Class A3A, 2.50%, 05/25/2051 (e) (z)	5,110	4,287
Series 2021-INV3, Class A11, (United States 30 Day Average SOFR + 0.85%), 4.72%, 05/25/2051 (e) (aa)	361	337

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

WL Collateral CMO — continued
GS Mortgage-Backed Securities Trust, Series 2021-GR2, Class A2, 2.50%, 02/25/2052 (e) (z)	927	778
IMS Ecuadorian Mortgage Trust, Series 2021-1, Class GA, 3.40%, 08/18/2043 (e)	1,161	1,138
MFA Trust, Series 2020-NQM2, Class A1, 1.38%, 04/25/2065 (e) (z)	1,022	1,003
Morgan Stanley Residential Mortgage Loan Trust, Series 2021-6, Class A6, (United States 30 Day Average SOFR + 0.85%), 4.92%, 09/25/2051 (e) (aa)	1,565	1,452
OBX Trust,
Series 2021-INV2, Class A11, (United States 30 Day Average SOFR + 0.90%), 4.77%, 10/25/2051 (e) (aa)	381	357
Series 2024-NQM17, Class A1, 5.61%, 11/25/2064 (e) (z)	3,610	3,643
PMT Loan Trust,
Series 2021-INV1, Class A11, (United States 30 Day Average SOFR + 0.90%), 4.97%, 07/25/2051 (e) (aa)	7,472	6,957
Series 2021-INV1, Class A3, 2.50%, 07/25/2051 (e) (z)	3,551	2,975
PRET Trust, Series 2024-RPL1, Class A1, 3.90%, 10/25/2063 (e) (z)	778	754
PRPM, Series 2024-NQM3, Class A1, SUB, 5.23%, 08/25/2069 (e)	3,455	3,456
PRPM Trust, Series 2024-NQM2, Class A1, SUB, 6.33%, 06/25/2069 (e)	717	726

Total WL Collateral CMO		27,863

Total Collateralized Mortgage Obligations (Cost $320,569)		306,390

Commercial Mortgage-Backed Securities — 0.3%
Commercial MBS — 0.3%
AREIT LLC, (Bermuda), Series 2023-CRE8, Class A, (CME Term SOFR 1 Month + 2.11%), 5.85%, 08/17/2041 (e) (aa)	716	716
BANK,
Series 2017-BNK7, Class AS, 3.75%, 09/15/2060	750	727
Series 2018-BN13, Class A5, 4.22%, 08/15/2061 (z)	500	501
Series 2018-BN15, Class A4, 4.41%, 11/15/2061 (z)	1,235	1,241
Series 2024-BNK47, Class A5, 5.72%, 06/15/2057	1,660	1,764
Barclays Commercial Mortgage Trust,
Series 2019-C5, Class A4, 3.06%, 11/15/2052	1,000	956

SEE NOTES TO FINANCIAL STATEMENTS.

56	SIX CIRCLES TRUST	DECEMBER 31, 2025

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Long Positions — continued
Commercial Mortgage-Backed Securities — continued
Commercial MBS — continued
Series 2019-C5, Class ASB, 2.99%, 11/15/2052	363	357
BBCMS Mortgage Trust,
Series 2020-C6, Class ASB, 2.60%, 02/15/2053	494	480
Series 2020-C7, Class A5, 2.04%, 04/15/2053	210	190
BCP Trust, Series 2021-330N, Class A, (CME Term SOFR 1 Month + 0.91%), 4.66%, 06/15/2038 (e) (aa)	2,800	2,490
Benchmark Mortgage Trust,
Series 2020-B16, Class AM, 2.94%, 02/15/2053 (z)	350	320
Series 2020-B17, Class A5, 2.29%, 03/15/2053	500	453
Series 2020-B20, Class A5, 2.03%, 10/15/2053	750	664
BMO Mortgage Trust, Series 2023-C5, Class A5, 5.77%, 06/15/2056	832	873
BWAY Mortgage Trust, Series 2021-1450, Class A, (CME Term SOFR 1 Month + 1.36%), 5.11%, 09/15/2036 (e) (aa)	4,600	4,491
BX Commercial Mortgage Trust, Series 2021-21M, Class A, (CME Term SOFR 1 Month + 0.84%), 4.59%, 10/15/2036 (e) (aa)	893	892
CD Mortgage Trust, Series 2017-CD5, Class AAB, 3.22%, 08/15/2050	253	251
CGMS Commercial Mortgage Trust, Series 2017-B1, Class A4, 3.46%, 08/15/2050	1,100	1,086
Citigroup Commercial Mortgage Trust, Series 2019-GC41, Class AS, 3.02%, 08/10/2056	250	231
CSMC, Series 2020-FACT, Class A, (CME Term SOFR 1 Month + 1.96%), 5.72%, 10/15/2037 (e) (aa)	2,100	2,090
FHLMC Multifamily Structured Pass Through Certificates,
Series K057, Class A2, 2.57%, 07/25/2026	777	771
Series K063, Class A2, 3.43%, 01/25/2027 (z)	1,000	995
Series K071, Class A2, 3.29%, 11/25/2027	500	495
Series K073, Class A2, 3.35%, 01/25/2028	1,000	991
Series K075, Class A2, 3.65%, 02/25/2028 (z)	500	498
Series K094, Class A2, 2.90%, 06/25/2029	112	109
Series K103, Class A2, 2.65%, 11/25/2029	500	477

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Commercial MBS — continued
Series K108, Class A2, 1.52%, 03/25/2030	304	276
Series K117, Class A2, 1.41%, 08/25/2030	1,500	1,338
Series K118, Class A2, 1.49%, 09/25/2030	500	447
Series K755, Class A2, 5.20%, 02/25/2031	2,000	2,097
Series KJ50, Class A2, 4.23%, 10/25/2034 (z)	5,900	5,875
Series Q034, Class APT2, 2.90%, 07/25/2054 (z)	5,574	5,426
Series K-152, Class A2, 3.78%, 11/25/2032 (z)	2,500	2,429
Series K-161, Class A2, 4.90%, 10/25/2033 (z)	1,500	1,551
FNMA-ACES,
Series 2015-M10, Class A2, 3.09%, 04/25/2027 (z)	304	301
Series 2017-M11, Class A2, 2.98%, 08/25/2029	825	799
Series 2017-M12, Class A2, 3.06%, 06/25/2027 (z)	70	69
Series 2017-M13, Class A2, 2.94%, 09/25/2027 (z)	446	441
Series 2018-M8, Class A2, 3.31%, 06/25/2028 (z)	788	779
Series 2020-M46, Class A2, 1.32%, 05/25/2030	973	882
GS Mortgage Securities Trust, Series 2019-GSA1, Class A4, 3.05%, 11/10/2052	250	237
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2016-C29, Class A4, 3.33%, 05/15/2049	500	497
Series 2016-C32, Class A4, 3.72%, 12/15/2049	1,000	992
UBS Commercial Mortgage Trust,
Series 2018-C11, Class AS, 4.49%, 06/15/2051 (z)	1,463	1,434
Series 2018-C11, Class ASB, 4.12%, 06/15/2051	313	313
Series 2018-C12, Class A5, 4.30%, 08/15/2051	1,380	1,369
Wells Fargo Commercial Mortgage Trust,
Series 2017-C39, Class A5, 3.42%, 09/15/2050	1,000	983
Series 2017-C40, Class A4, 3.58%, 10/15/2050	550	545
Series 2018-C44, Class A5, 4.21%, 05/15/2051	1,000	999

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2025	SIX CIRCLES TRUST	57

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2025 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Long Positions — continued
Commercial Mortgage-Backed Securities — continued
Commercial MBS — continued
Series 2021-C60, Class A4, 2.34%, 08/15/2054		550	491
Total Commercial MBS			55,679

Total Commercial Mortgage-Backed Securities (Cost $57,992)			55,679

Corporate Bonds — 13.6%
Basic Materials — 0.2%
Chemicals — 0.1%
Air Products and Chemicals, Inc.,
2.05%, 05/15/2030		45	41
2.80%, 05/15/2050		13	8
3.25%, 06/16/2032	EUR	5,800	6,748
4.00%, 03/03/2035	EUR	900	1,078
Dow Chemical Co. (The), 5.25%, 11/15/2041		600	545
DuPont de Nemours, Inc.,
4.73%, 11/15/2028 (e)		370	375
5.32%, 11/15/2038		24	24
5.42%, 11/15/2048		58	55
Ecolab, Inc., 1.30%, 01/30/2031		26	23
2.13%, 02/01/2032		75	66
2.70%, 12/15/2051		6	4
Givaudan Finance Europe BV, (Netherlands), Reg. S, 1.00%, 04/22/2027	EUR	100	115
Linde Finance BV, (Netherlands),
Reg. S, 0.25%, 05/19/2027	EUR	200	228
Reg. S, 0.55%, 05/19/2032	EUR	800	797
Linde plc, (Ireland), Reg. S, 0.00%, 09/30/2026	EUR	500	577
LYB International Finance III LLC, 5.50%, 03/01/2034		14	14
Nutrien Ltd., (Canada), 5.25%, 03/12/2032		1,000	1,032
5.40%, 06/21/2034		820	847
PPG Industries, Inc., 1.20%, 03/15/2026		5	5
RPM International, Inc.,
2.95%, 01/15/2032		50	46
3.75%, 03/15/2027		190	189
4.25%, 01/15/2048		48	39
4.55%, 03/01/2029		50	51
Sherwin-Williams Co. (The), 4.80%, 09/01/2031		20	20
Syensqo SA, (Belgium), Reg. S, 2.75%, 12/02/2027	EUR	200	236
Yara International ASA, (Norway), 3.15%, 06/04/2030 (e)		2,000	1,884

			15,047

Forest Products & Paper — 0.0% (g)
Georgia-Pacific LLC, 8.88%, 05/15/2031		10	12
Suzano Netherlands BV, (Netherlands), 5.50%, 01/15/2036		110	109

			121

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Iron/Steel — 0.0% (g)
Steel Dynamics, Inc., 3.25%, 01/15/2031		2,640	2,513

Mining — 0.1%
Barrick PD Australia Finance Pty Ltd., (Australia), 5.95%, 10/15/2039		920	969
BHP Billiton Finance USA Ltd., (Australia),
4.75%, 02/28/2028		10	10
5.25%, 09/08/2030		9	9
5.30%, 02/21/2035		1,510	1,563
Freeport-McMoRan, Inc.,
4.13%, 03/01/2028		1,500	1,496
5.40%, 11/14/2034		4	4
5.45%, 03/15/2043		65	63
Glencore Capital Finance DAC, (Ireland),
Reg. S, 3.67%, 10/06/2032	EUR	1,504	1,756
Reg. S, 4.15%, 04/29/2031	EUR	800	970
Kinross Gold Corp., (Canada), 6.25%, 07/15/2033		1,070	1,169
Newmont Corp. / Newcrest Finance Pty Ltd, 5.35%, 03/15/2034		450	471
Norsk Hydro ASA, (Norway), Reg. S, 2.00%, 04/11/2029	EUR	1,050	1,199
Rio Tinto Finance USA Ltd., (Australia), 2.75%, 11/02/2051		26	16
Rio Tinto Finance USA plc, (United Kingdom),
4.50%, 03/14/2028		115	117
4.88%, 03/14/2030		800	823
5.00%, 03/14/2032		720	744
5.25%, 03/14/2035		70	72
5.75%, 03/14/2055		50	51
Silfin NV, (Belgium), Reg. S, 5.13%, 07/17/2030	EUR	2,500	3,102
Southern Copper Corp.,
5.25%, 11/08/2042		127	122
5.88%, 04/23/2045		60	61
Yamana Gold, Inc., (Canada), 2.63%, 08/15/2031		2,705	2,435

			17,222

Total Basic Materials			34,903

Communications — 0.9%
Advertising — 0.0% (g)
Omnicom Group, Inc., 5.30%, 11/01/2034		62	64
Publicis Groupe SA, (France), Reg. S, 3.38%, 06/12/2032	EUR	800	933

			997

Internet — 0.3%
Alibaba Group Holding Ltd., (Cayman Islands), 5.25%, 05/26/2035		175	183
Alphabet, Inc.,
1.90%, 08/15/2040		700	475
2.25%, 08/15/2060		25	13

SEE NOTES TO FINANCIAL STATEMENTS.

58	SIX CIRCLES TRUST	DECEMBER 31, 2025

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Long Positions — continued
Corporate Bonds — continued
Internet — continued
2.50%, 05/06/2029	EUR	1,583	1,851
3.38%, 05/06/2037	EUR	3,000	3,420
3.50%, 11/06/2038	EUR	840	954
3.88%, 05/06/2045	EUR	1,400	1,573
4.00%, 11/06/2044	EUR	4,100	4,681
4.38%, 11/06/2064	EUR	1,415	1,584
4.70%, 11/15/2035		210	210
5.30%, 05/15/2065		40	38
5.35%, 11/15/2045		475	473
5.45%, 11/15/2055		430	423
5.70%, 11/15/2075		190	188
AppLovin Corp.,
5.38%, 12/01/2031		100	104
5.50%, 12/01/2034		71	73
Beignet Investor LLC, 6.58%, 05/30/2049 (e) (jj)		5,879	6,229
Booking Holdings, Inc.,
0.50%, 03/08/2028	EUR	4,500	5,056
1.80%, 03/03/2027	EUR	1,500	1,750
4.13%, 05/09/2038	EUR	2,000	2,345
4.50%, 11/15/2031	EUR	1,558	1,939
Expedia Group, Inc., 4.63%, 08/01/2027		700	705
Meta Platforms, Inc.,
4.55%, 08/15/2031		95	97
4.88%, 11/15/2035		70	70
5.50%, 11/15/2045		1,545	1,506
5.55%, 08/15/2064		255	237
5.63%, 11/15/2055		525	505
5.75%, 11/15/2065		685	656
Netflix, Inc.,
Reg. S, 3.63%, 06/15/2030	EUR	4,732	5,686
5.40%, 08/15/2054		20	19
Prosus NV, (Netherlands),
Reg. S, 1.29%, 07/13/2029	EUR	741	813
Reg. S, 1.54%, 08/03/2028	EUR	1,000	1,131
Reg. S, 1.99%, 07/13/2033	EUR	3,637	3,725
Reg. S, 2.09%, 01/19/2030	EUR	1,000	1,117
Reg. S, 4.34%, 07/15/2035	EUR	1,300	1,531
Uber Technologies, Inc., 5.35%, 09/15/2054		15	14
VeriSign, Inc.,
2.70%, 06/15/2031		79	72
4.75%, 07/15/2027		27	27
5.25%, 06/01/2032		86	88

			51,561

Media — 0.1%
Charter Communications Operating LLC / Charter Communications Operating Capital,
3.50%, 03/01/2042		914	636
3.70%, 04/01/2051		872	551
5.13%, 07/01/2049		1,245	978

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Media — continued
Comcast Corp.,
0.25%, 09/14/2029	EUR	3,100	3,303
1.50%, 02/15/2031		90	78
1.88%, 02/20/2036	GBP	575	566
1.95%, 01/15/2031		2,995	2,672
2.94%, 11/01/2056		35	20
3.20%, 07/15/2036		5	4
4.25%, 10/15/2030		40	40
5.10%, 06/01/2029		20	21
Cox Communications, Inc., 5.45%, 09/01/2034 (e)		985	971
FactSet Research Systems, Inc.,
2.90%, 03/01/2027		955	941
3.45%, 03/01/2032		64	59
Fox Corp.,
5.48%, 01/25/2039		108	108
5.58%, 01/25/2049		11	11
6.50%, 10/13/2033		164	181
Informa plc, (United Kingdom),
Reg. S, 3.13%, 07/05/2026	GBP	1,100	1,474
Reg. S, 3.63%, 10/23/2034	EUR	748	866
News Corp., 3.88%, 05/15/2029 (e)		35	34
Pearson Funding plc, (United Kingdom), Reg. S, 5.38%, 09/12/2034	GBP	1,100	1,467
RAI-Radiotelevisione Italiana SpA, (Italy), Reg. S, 4.38%, 07/10/2029	EUR	100	122
TDF Infrastructure SASU, (France),
Reg. S, 1.75%, 12/01/2029	EUR	2,300	2,534
Reg. S, 3.63%, 12/16/2030	EUR	1,700	2,000
Time Warner Cable LLC,
4.50%, 09/15/2042		220	170
5.50%, 09/01/2041		800	704

			20,511

Telecommunications — 0.5%
America Movil SAB de CV, (Mexico),
2.13%, 03/10/2028	EUR	1,300	1,505
4.38%, 08/07/2041	GBP	1,500	1,705
4.70%, 07/21/2032		200	201
5.00%, 10/27/2026	GBP	1,200	1,628
AT&T, Inc.,
1.70%, 03/25/2026		62	62
2.05%, 05/19/2032	EUR	200	217
3.50%, 06/01/2041		2,140	1,688
3.65%, 06/01/2051		1,800	1,270
4.25%, 06/01/2043	GBP	200	215
4.30%, 12/15/2042		12	10
5.40%, 02/15/2034		1,280	1,329
5.70%, 11/01/2054		87	84
7.00%, 04/30/2040	GBP	400	591
Cisco Systems, Inc.,
5.10%, 02/24/2035		71	73
5.50%, 02/24/2055		20	20

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2025	SIX CIRCLES TRUST	59

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2025 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Long Positions — continued
Corporate Bonds — continued
Telecommunications — continued
Corning, Inc., 5.45%, 11/15/2079		15	14
Deutsche Telekom International Finance BV, (Netherlands), 8.75%, 06/15/2030		75	88
9.25%, 06/01/2032		24	30
Elisa OYJ, (Finland), Reg. S, 2.88%, 05/14/2030	EUR	875	1,020
Emirates Telecommunications Group Co. PJSC, (United Arab Emirates),
Reg. S, 0.88%, 05/17/2033	EUR	1,600	1,579
Reg. S, 2.75%, 06/18/2026	EUR	600	705
Motorola Solutions, Inc.,
2.75%, 05/24/2031		120	110
5.40%, 04/15/2034		1,180	1,221
NBN Co. Ltd., (Australia),
Reg. S, 4.13%, 03/15/2029	EUR	2,000	2,441
Reg. S, 5.35%, 03/06/2035	AUD	500	331
NTT Finance Corp., (Japan), 2.91%, 03/16/2029 (e)	EUR	1,900	2,235
Reg. S, 4.09%, 07/16/2037	EUR	500	595
4.57%, 07/16/2027 (e)		1,080	1,089
4.88%, 07/16/2030 (e)		1,395	1,422
Optus Finance Pty Ltd., (Australia), Reg. S, 1.00%, 06/20/2029	EUR	1,400	1,530
Orange SA, (France),
Reg. S, 3.25%, 01/15/2032	GBP	1,100	1,371
Reg. S, (ICE EURIBOR Swap Rate 5 Year + 1.65%), 3.88%, 03/24/2032 (x) (aa)	EUR	3,000	3,488
9.00%, 03/01/2031		120	145
OTE plc, (United Kingdom), Reg. S, 0.88%, 09/24/2026	EUR	100	116
Proximus SADP, (Belgium),
Reg. S, 0.75%, 11/17/2036	EUR	200	176
Reg. S, 3.75%, 03/27/2034	EUR	400	470
Reg. S, 3.75%, 04/08/2035	EUR	200	232
Reg. S, 4.00%, 03/08/2030	EUR	200	243
Reg. S, 4.13%, 11/17/2033	EUR	300	363
Rogers Communications, Inc., (Canada), 5.30%, 02/15/2034		1,550	1,565
SES SA, (Luxembourg),
Reg. S, 3.50%, 01/14/2029	EUR	100	117
Reg. S, 4.13%, 06/24/2030	EUR	5,000	5,879
Sprint Capital Corp.,
6.88%, 11/15/2028		2,621	2,813
8.75%, 03/15/2032		90	109
Swisscom AG, (Switzerland), Reg. S, 0.13%, 09/15/2032	CHF	430	519
Swisscom Finance BV, (Netherlands), Reg. S, 3.88%, 05/29/2044	EUR	2,875	3,217
Telefonaktiebolaget LM Ericsson, (Sweden), Reg. S, 1.00%, 05/26/2029	EUR	1,315	1,442
Telekom Finanzmanagement GmbH, (Austria), Reg. S, 1.50%, 12/07/2026	EUR	200	233
Telenor ASA, (Norway), Reg. S, 3.38%, 04/01/2032	EUR	8,575	10,129

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Telecommunications — continued
Telia Co. AB, (Sweden), Reg. S, 2.13%, 02/20/2034	EUR	700	742
Telstra Group Ltd., (Australia),
Reg. S, 1.00%, 04/23/2030	EUR	1,025	1,108
Reg. S, 3.75%, 05/04/2031	EUR	1,060	1,282
T-Mobile USA, Inc.,
3.30%, 02/15/2051		10	7
3.60%, 11/15/2060		324	216
3.88%, 04/15/2030		3,575	3,519
4.38%, 04/15/2040		12	11
4.50%, 04/15/2050		100	83
5.15%, 04/15/2034		10	10
5.25%, 06/15/2055		200	183
5.50%, 01/15/2055		105	100
5.88%, 11/15/2055		24	24
Verizon Communications, Inc.,
1.68%, 10/30/2030		8	7
2.10%, 03/22/2028		115	110
2.50%, 04/08/2031	GBP	1,000	1,215
2.55%, 03/21/2031		437	400
2.65%, 11/20/2040		950	680
2.99%, 10/30/2056		130	78
3.88%, 03/01/2052		370	275
4.02%, 12/03/2029		2	2
4.78%, 02/15/2035		20	20
(UK Gilts 5 Year + 1.82%), 5.74%, 06/15/2056 (aa)	GBP	3,200	4,308
5.88%, 11/30/2055		2,100	2,081

			74,096

Total Communications			147,165

Consumer Cyclical — 0.9%
Airlines — 0.1%
Delta Air Lines, Inc. / SkyMiles IP Ltd., (Multinational), 4.75%, 10/20/2028 (e)		2,780	2,797
International Consolidated Airlines Group SA, (Spain), Reg. S, 3.35%, 09/11/2030	EUR	4,640	5,453
Southwest Airlines Co., 5.13%, 06/15/2027		1,150	1,164
United Airlines, Inc.,
4.38%, 04/15/2026 (e)		525	524
4.63%, 04/15/2029 (e)		360	359

			10,297

Apparel — 0.1%
Gildan Activewear, Inc., (Canada), 5.40%, 10/07/2035 (e)		125	125
LVMH Moet Hennessy Louis Vuitton SE, (France), Reg. S, 1.13%, 02/11/2027	GBP	1,200	1,570
Project Cashmere, (Australia), Class A1, Reg. S, 4.54%, 12/30/2057 (e) (bb)	AUD	22,600	15,082

SEE NOTES TO FINANCIAL STATEMENTS.

60	SIX CIRCLES TRUST	DECEMBER 31, 2025

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Long Positions — continued
Corporate Bonds — continued
Apparel — continued
Tapestry, Inc.,
5.10%, 03/11/2030		55	56
5.50%, 03/11/2035		155	159

			16,992

Auto Manufacturers — 0.4%
American Honda Finance Corp.,
1.50%, 10/19/2027	GBP	2,300	2,953
2.85%, 06/27/2028	EUR	2,000	2,356
3.30%, 03/21/2029	EUR	2,700	3,208
3.75%, 10/25/2027	EUR	3,300	3,958
3.95%, 03/19/2032	EUR	600	719
Cummins, Inc., 5.45%, 02/20/2054		22	22
Ford Motor Co., 3.25%, 02/12/2032		700	618
Ford Motor Credit Co. LLC,
3.62%, 07/27/2028	EUR	5,475	6,480
4.00%, 11/13/2030		545	515
4.45%, 02/14/2030	EUR	1,975	2,373
4.95%, 05/28/2027		3,065	3,076
5.73%, 09/05/2030		280	285
5.88%, 11/07/2029		1,800	1,849
6.80%, 11/07/2028		200	210
7.35%, 03/06/2030		1,120	1,203
General Motors Co.,
5.20%, 04/01/2045		560	504
6.60%, 04/01/2036		520	567
General Motors Financial Co., Inc.,
2.35%, 02/26/2027		10	10
2.70%, 08/20/2027		1,450	1,418
2.70%, 06/10/2031		585	530
Reg. S, 3.70%, 07/14/2031	EUR	810	961
5.00%, 04/09/2027		1,120	1,132
5.35%, 01/07/2030		3,200	3,307
Hyundai Capital America,
4.25%, 09/18/2028 (e)		345	345
4.88%, 11/01/2027 (e)		1,815	1,839
4.90%, 06/23/2028 (e)		2,295	2,332
5.00%, 01/07/2028 (e)		1,750	1,778
6.50%, 01/16/2029 (e)		1,085	1,149
Mercedes-Benz Group AG, (Germany), Reg. S, 1.13%, 11/06/2031	EUR	15	16
RCI Banque SA, (France), Reg. S, 1.13%, 01/15/2027	EUR	800	926
Stellantis Finance US, Inc., 2.69%, 09/15/2031 (e)		635	557
Volkswagen Bank GmbH, (Germany),
Reg. S, 3.50%, 06/19/2031	EUR	3,300	3,871
Reg. S, 4.63%, 05/03/2031	EUR	1,900	2,339
Volkswagen Financial Services AG, (Germany), Reg. S, 2.25%, 10/16/2026	EUR	10	12
Volkswagen Financial Services NV, (Netherlands), Reg. S, 1.13%, 07/05/2026	GBP	1,000	1,328

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Auto Manufacturers — continued
Volkswagen Group of America Finance LLC, 4.55%, 09/11/2028 (e)		1,140	1,146
5.30%, 03/22/2027 (e)		1,540	1,559
Volkswagen International Finance NV, (Netherlands),
Reg. S, 3.30%, 03/22/2033	EUR	1,800	2,052
Reg. S, (EUR Swap Rate 9 Year + 3.96%), 3.88%, 06/17/2029 (x) (aa)	EUR	2,000	2,314
Reg. S, 4.13%, 09/02/2035	EUR	1,000	1,174
Reg. S, 4.25%, 03/29/2029	EUR	1,500	1,821
Reg. S, (EUR Swap Rate 12 Year + 2.97%), 4.63%, 03/24/2026 (x) (aa)	EUR	25	29
Volkswagen Leasing GmbH, (Germany), Reg. S, 0.38%, 07/20/2026	EUR	1,500	1,742
Volvo Treasury AB, (Sweden), Reg. S, 3.13%, 08/26/2027	EUR	269	319

			66,902

Auto Parts & Equipment — 0.1%
BorgWarner, Inc., 1.00%, 05/19/2031	EUR	2,678	2,766
Cie Generale des Etablissements Michelin SCA, (France), Reg. S, 0.63%, 11/02/2040	EUR	300	220
Magna International, Inc., (Canada), 4.38%, 03/17/2032	EUR	2,325	2,870
Pirelli & C SpA, (Italy), Reg. S, 3.88%, 07/02/2029	EUR	2,008	2,422
Robert Bosch GmbH, (Germany), Reg. S, 4.00%, 06/02/2035	EUR	4,500	5,360
Robert Bosch Investment Nederland BV, (Netherlands), Reg. S, 4.00%, 05/28/2037	EUR	2,800	3,291

			16,929

Distribution/Wholesale — 0.0% (g)
LKQ Corp., 5.75%, 06/15/2028		55	57

Entertainment — 0.0% (g)
ITV plc, (United Kingdom), Reg. S, 4.25%, 06/19/2032	EUR	2,188	2,630
Smithsonian Institution,
1.51%, 09/01/2026		25	25
1.61%, 09/01/2027		35	33
1.87%, 09/01/2029		1,000	928
1.97%, 09/01/2031		235	205
Universal Music Group NV, (Netherlands),
Reg. S, 3.75%, 06/30/2032	EUR	842	999
Reg. S, 4.00%, 06/13/2031	EUR	721	871

			5,691

Food Service — 0.0% (g)
Compass Group plc, (United Kingdom), Reg. S, 2.00%, 07/03/2029	GBP	2,500	3,145

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2025	SIX CIRCLES TRUST	61

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2025 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Long Positions — continued
Corporate Bonds — continued
Home Builders — 0.0% (g)
Berkeley Group plc (The), (United Kingdom), Reg. S, 2.50%, 08/11/2031	GBP	172	200
DR Horton, Inc., 5.50%, 10/15/2035		190	198
NVR, Inc., 3.00%, 05/15/2030		112	106
PulteGroup, Inc.,
6.38%, 05/15/2033		24	27
7.88%, 06/15/2032		30	35
Sekisui House US, Inc., 6.00%, 01/15/2043		5	5

			571

Leisure Time — 0.0% (g)
Amadeus IT Group SA, (Spain),
Reg. S, 2.88%, 05/20/2027	EUR	500	591
Reg. S, 3.38%, 03/25/2030	EUR	1,700	2,011
Royal Caribbean Cruises Ltd., (Liberia), 5.38%, 01/15/2036		46	46

			2,648

Lodging — 0.1%
Hyatt Hotels Corp.,
4.38%, 09/15/2028		10	10
5.25%, 06/30/2029		275	283
5.75%, 03/30/2032		30	32
IHG Finance LLC, Reg. S, 4.38%, 11/28/2029	EUR	3,100	3,794
IHG Finance LLC, (United Kingdom), Reg. S, 3.38%, 09/10/2030	EUR	252	295
Las Vegas Sands Corp., 5.63%, 06/15/2028		1,680	1,723
Marriott International, Inc.,
5.00%, 10/15/2027		745	758
5.25%, 10/15/2035		92	93
5.35%, 03/15/2035		68	70
5.45%, 09/15/2026		87	88
5.50%, 04/15/2037		779	799
Series HH, 2.85%, 04/15/2031		624	579
Whitbread Group plc, (United Kingdom), Reg. S, 2.38%, 05/31/2027	GBP	1,000	1,308

			9,832

Retail — 0.1%
Alimentation Couche-Tard, Inc., (Canada), 5.27%, 02/12/2034 (e)		560	574
AutoNation, Inc.,
4.45%, 01/15/2029		2,690	2,699
4.75%, 06/01/2030		1,300	1,313
AutoZone, Inc.,
1.65%, 01/15/2031		2,595	2,276
5.20%, 08/01/2033		25	25
5.40%, 07/15/2034		30	31
Darden Restaurants, Inc.,
4.35%, 10/15/2027		20	20

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Retail — continued
4.55%, 10/15/2029		55	55
6.30%, 10/10/2033		20	22
Dick’s Sporting Goods, Inc.,
3.15%, 01/15/2032		13	12
4.10%, 01/15/2052		30	22
Ferguson Enterprises, Inc., 5.00%, 10/03/2034		90	91
Genuine Parts Co., 4.95%, 08/15/2029		490	499
Home Depot, Inc. (The), 4.20%, 04/01/2043		800	696
McDonald’s Corp., 4.60%, 05/26/2045		20	18
O’Reilly Automotive, Inc.,
3.90%, 06/01/2029		2	2
4.20%, 04/01/2030		8	8
4.70%, 06/15/2032		6	6
Walmart, Inc., 4.90%, 04/28/2035		120	124
Wesfarmers Ltd., (Australia),
Reg. S, 0.95%, 10/21/2033	EUR	2,770	2,693
Reg. S, 3.28%, 06/10/2032	EUR	5,606	6,529

			17,715

Total Consumer Cyclical			150,779

Consumer Non-cyclical — 1.8%
Agriculture — 0.5%
Altria Group, Inc.,
3.13%, 06/15/2031	EUR	2,879	3,337
3.40%, 05/06/2030		50	48
3.40%, 02/04/2041		75	58
3.70%, 02/04/2051		110	78
3.88%, 09/16/2046		95	72
4.00%, 02/04/2061		60	44
5.80%, 02/14/2039		6	6
5.95%, 02/14/2049		18	18
6.20%, 02/14/2059		28	28
BAT Capital Corp.,
3.56%, 08/15/2027		646	641
4.54%, 08/15/2047		104	87
4.76%, 09/06/2049		5	4
5.83%, 02/20/2031		65	69
6.00%, 02/20/2034		46	49
6.34%, 08/02/2030		85	92
7.08%, 08/02/2043		60	68
7.08%, 08/02/2053		23	26
BAT International Finance plc, (United Kingdom),
Reg. S, 2.00%, 03/13/2045	EUR	2,329	1,881
Reg. S, 2.25%, 06/26/2028	GBP	860	1,103
Reg. S, 2.25%, 01/16/2030	EUR	295	335
Reg. S, 3.13%, 03/06/2029	EUR	1,250	1,477
Reg. S, 4.13%, 04/12/2032	EUR	2,790	3,368
5.93%, 02/02/2029		1,825	1,916
Reg. S, 6.00%, 11/24/2034	GBP	600	843

SEE NOTES TO FINANCIAL STATEMENTS.

62	SIX CIRCLES TRUST	DECEMBER 31, 2025

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Long Positions — continued
Corporate Bonds — continued
Agriculture — continued
Bunge Finance Europe BV, (Netherlands), Reg. S, 1.00%, 09/24/2028	EUR	2,050	2,296
Bunge Ltd Finance Corp., 5.15%, 08/04/2035		1,895	1,930
Cargill, Inc., 2.13%, 04/23/2030 (e)		1,500	1,378
4.76%, 11/23/2045 (e)		375	340
Imperial Brands Finance Netherlands BV, (Netherlands),
Reg. S, 1.75%, 03/18/2033	EUR	2,140	2,179
Reg. S, 5.25%, 02/15/2031	EUR	5,738	7,271
Imperial Brands Finance plc, (United Kingdom), 5.50%, 02/01/2030 (e)		2,000	2,074
JBS USA LUX Sarl / JBS USA Food Co. / JBS USA Foods Group, 5.95%, 04/20/2035 (e)		960	1,011
JT International Financial Services BV, (Netherlands),
Reg. S, 1.00%, 11/26/2029	EUR	1,952	2,127
Reg. S, 4.13%, 06/17/2035	EUR	8,000	9,460
Louis Dreyfus Co. Finance BV, (Netherlands), Reg. S, 3.50%, 10/22/2031	EUR	1,500	1,748
Philip Morris International, Inc.,
1.45%, 08/01/2039	EUR	3,800	3,154
1.75%, 11/01/2030		204	182
3.25%, 06/06/2032	EUR	800	930
3.75%, 01/15/2031	EUR	6,488	7,794
4.63%, 11/01/2029 (jj)		4,050	4,122
4.63%, 10/29/2035		1,150	1,127
4.75%, 11/01/2031		75	77
4.90%, 11/01/2034		3	3
5.13%, 02/13/2031		635	659
5.25%, 02/13/2034		38	39
5.38%, 02/15/2033		81	85
5.63%, 09/07/2033		50	53
5.75%, 11/17/2032		5	5
6.38%, 05/16/2038		105	117
Reynolds American, Inc., 5.85%, 08/15/2045		90	89
Scandinavian Tobacco Group A/S, (Denmark), Reg. S, 4.88%, 09/12/2029	EUR	6,444	7,835
Sudzucker International Finance BV, (Netherlands), Reg. S, 5.13%, 10/31/2027	EUR	500	606

			74,339

Beverages — 0.1%
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc.,
4.70%, 02/01/2036		1,700	1,686
4.90%, 02/01/2046		1,533	1,425
Anheuser-Busch InBev SA, (Belgium), Reg. S, 2.75%, 03/17/2036	EUR	10	11

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Beverages — continued
Anheuser-Busch InBev Worldwide, Inc., 4.35%, 06/01/2040		5	4
CCEP Finance Ireland DAC, (Ireland), Reg. S, 0.50%, 09/06/2029	EUR	300	323
Coca-Cola Co. (The),
3.00%, 03/05/2051		230	154
5.40%, 05/13/2064		493	481
Coca-Cola Europacific Partners plc, (United Kingdom), Reg. S, 1.13%, 04/12/2029	EUR	1,000	1,111
Coca-Cola HBC Finance BV, (Netherlands), Reg. S, 1.63%, 05/14/2031	EUR	893	971
Diageo Finance plc, (United Kingdom),
Reg. S, 1.25%, 03/28/2033	GBP	3,000	3,247
Reg. S, 2.75%, 06/08/2038	GBP	625	641
JDE Peet’s NV, (Netherlands),
Reg. S, 0.50%, 01/16/2029	EUR	3,990	4,338
Reg. S, 4.13%, 01/23/2030	EUR	1,901	2,301
Reg. S, 4.50%, 01/23/2034	EUR	2,400	2,906
PepsiCo., Inc., 0.75%, 10/14/2033	EUR	1,350	1,311
1.40%, 02/25/2031		35	31
4.20%, 07/18/2052		45	37
4.65%, 02/15/2053		3	3

			20,981

Biotechnology — 0.0% (g)
Amgen, Inc., 3.35%, 02/22/2032		8	7
4.05%, 08/18/2029		101	101
4.40%, 05/01/2045		35	30
5.60%, 03/02/2043		615	621
5.65%, 03/02/2053		470	462
Biogen, Inc.,
5.75%, 05/15/2035		27	28
6.45%, 05/15/2055		16	17
Bio-Rad Laboratories, Inc., 3.70%, 03/15/2032		70	66
Gilead Sciences, Inc.,
1.65%, 10/01/2030		146	131
4.00%, 09/01/2036		315	294
4.80%, 04/01/2044		265	245
5.10%, 06/15/2035		10	10
Illumina, Inc., 4.75%, 12/12/2030		3,600	3,638
Regeneron Pharmaceuticals, Inc., 2.80%, 09/15/2050		122	75
Royalty Pharma plc, (United Kingdom),
4.45%, 03/25/2031		47	47
5.20%, 09/25/2035		172	173

			5,945

Commercial Services — 0.3%
AA Bond Co. Ltd., (Jersey), Reg. S, 6.85%, 07/31/2031	GBP	100	144
Abertis France SAS, (France), Reg. S, 2.50%, 05/04/2027	EUR	1,600	1,877

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2025	SIX CIRCLES TRUST	63

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2025 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Long Positions — continued
Corporate Bonds — continued
Commercial Services — continued
Abertis Infraestructuras SA, (Spain), Reg. S, 3.38%, 11/27/2026	GBP	4,400	5,896
Autoroutes du Sud de la France SA, (France), Reg. S, 1.25%, 01/18/2027	EUR	3,900	4,528
Ayvens SA, (France), Reg. S, 3.88%, 01/24/2028	EUR	1,100	1,324
Bureau Veritas SA, (France), Reg. S, 3.13%, 11/15/2031	EUR	900	1,051
East Nippon Expressway Co. Ltd., (Japan), Series 66, 0.10%, 12/18/2026	JPY	100,000	632
Equifax, Inc.,
2.35%, 09/15/2031		50	44
3.10%, 05/15/2030		1,800	1,705
4.80%, 09/15/2029		52	53
5.10%, 12/15/2027		60	61
ERAC USA Finance LLC,
4.50%, 02/15/2045 (e)		400	350
4.60%, 05/01/2028 (e)		1,100	1,115
4.90%, 05/01/2033 (e)		865	879
7.00%, 10/15/2037 (e)		800	928
Experian Finance plc, (United Kingdom), Reg. S, 3.25%, 04/07/2032	GBP	425	533
Fiserv Funding ULC, (Ireland), 2.88%, 06/15/2028	EUR	1,000	1,173
Global Payments, Inc.,
4.88%, 11/15/2030		1,870	1,874
4.88%, 03/17/2031	EUR	2,050	2,508
Johns Hopkins University, Series A, 2.81%, 01/01/2060		600	356
Massachusetts Institute of Technology,
3.89%, 07/01/2116		663	459
4.68%, 07/01/2114		50	41
Moody’s Corp., 1.75%, 03/09/2027	EUR	1,125	1,313
President and Fellows of Harvard College, 2.52%, 10/15/2050		10	6
Quanta Services, Inc.,
2.35%, 01/15/2032		60	53
2.90%, 10/01/2030		45	42
3.05%, 10/01/2041		52	39
RELX Capital, Inc.,
4.75%, 03/27/2030		70	71
4.75%, 05/20/2032		610	620
5.25%, 03/27/2035		235	243
RELX Finance BV, (Netherlands), Reg. S, 0.88%, 03/10/2032	EUR	8,100	8,239
Rollins, Inc., 5.25%, 02/24/2035		50	51
S&P Global, Inc.,
2.30%, 08/15/2060		266	135
2.45%, 03/01/2027		35	34
5.25%, 09/15/2033		35	37
SGS Nederland Holding BV, (Netherlands), Reg. S, 0.13%, 04/21/2027	EUR	2,500	2,848

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Commercial Services — continued
Transurban Finance Co. Pty Ltd., (Australia), Reg. S, 4.23%, 04/26/2033	EUR	1,450	1,770
Trustees of Columbia University in the City of New York (The), Series 2024, 4.36%, 10/01/2035		300	294
Trustees of Princeton University (The), 4.20%, 03/01/2052		1,295	1,082
University of Oxford, (United Kingdom), Reg. S, 2.54%, 12/08/2117	GBP	1,500	948
University of Southern California, 4.98%, 10/01/2053		656	603
Verisk Analytics, Inc., 5.50%, 06/15/2045		46	45
Washington University (The),
4.35%, 04/15/2122		255	194
Series 2022, 3.52%, 04/15/2054		900	656
Wellcome Trust Finance plc, (United Kingdom), Reg. S, 4.63%, 07/25/2036	GBP	225	296
Wellcome Trust Ltd. (The), (United Kingdom),
Reg. S, 1.50%, 07/14/2071	GBP	1,500	705
Reg. S, 2.52%, 02/07/2118	GBP	200	125
West Nippon Expressway Co. Ltd., (Japan), Series 29, 0.31%, 02/12/2026	JPY	200,000	1,276

			49,256

Cosmetics/Personal Care — 0.0% (g)
Colgate-Palmolive Co., 3.70%, 08/01/2047		36	29
Kenvue, Inc., 5.00%, 03/22/2030		36	37
Procter & Gamble Co. (The),
1.88%, 10/30/2038	EUR	325	315
4.55%, 01/29/2034		565	575
4.88%, 05/11/2027	EUR	425	515
Reckitt Benckiser Treasury Services Nederland BV, (Netherlands), Reg. S, 0.75%, 05/19/2030	EUR	200	214

			1,685

Food — 0.1%
Barry Callebaut Services NV, (Belgium), Reg. S, 4.25%, 08/19/2031	EUR	500	601
Campbell’s Company (The),
2.38%, 04/24/2030		19	17
5.40%, 03/21/2034		39	40
Conagra Brands, Inc., 5.75%, 08/01/2035		160	164
Danone SA, (France), Reg. S, 3.48%, 05/03/2030	EUR	1,400	1,680
Hershey Co. (The),
4.75%, 02/24/2030		40	41
4.95%, 02/24/2032		40	42

SEE NOTES TO FINANCIAL STATEMENTS.

64	SIX CIRCLES TRUST	DECEMBER 31, 2025

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Long Positions — continued
Corporate Bonds — continued
Food — continued
Hormel Foods Corp., 1.70%, 06/03/2028		4	4
ITM Entreprises SASU, (France), Reg. S, 4.13%, 01/29/2030	EUR	4,400	5,277
JBS USA Holding Lux Sarl / JBS USA Food Co. / JBS Lux Co. Sarl, (Luxembourg),
3.00%, 05/15/2032		575	517
5.75%, 04/01/2033		741	775
Kellanova,
0.50%, 05/20/2029	EUR	1,885	2,050
3.75%, 05/16/2034	EUR	675	802
Kraft Heinz Foods Co.,
5.20%, 07/15/2045		11	10
5.40%, 03/15/2035		20	21
Mars, Inc.,
2.38%, 07/16/2040 (e)		1,200	863
5.00%, 03/01/2032 (e)		395	408
5.20%, 03/01/2035 (e)		885	912
5.70%, 05/01/2055 (e)		285	285
Mondelez International, Inc., 1.50%, 02/04/2031		1,000	871
Nestle Holdings, Inc., 4.00%, 09/24/2048 (e)		750	611
Pilgrim’s Pride Corp.,
3.50%, 03/01/2032		35	32
6.25%, 07/01/2033		115	123
6.88%, 05/15/2034		36	40
REWE International Finance BV, (Netherlands), Reg. S, 4.88%, 09/13/2030	EUR	2,400	3,003
Sysco Corp.,
3.15%, 12/14/2051		70	47
5.40%, 03/23/2035		150	155
Tesco Corporate Treasury Services plc, (United Kingdom),
Reg. S, 1.88%, 11/02/2028	GBP	1,300	1,644
Reg. S, 2.75%, 04/27/2030	GBP	825	1,035

			22,070

Healthcare — Products — 0.2%
Abbott Laboratories, 4.90%, 11/30/2046		151	143
Agilent Technologies, Inc., 3.05%, 09/22/2026		35	35
American Medical Systems Europe BV, (Netherlands),
1.88%, 03/08/2034	EUR	747	776
3.00%, 03/08/2031	EUR	625	729
3.50%, 03/08/2032	EUR	4,600	5,458
Baxter International, Inc.,
4.45%, 02/15/2029		480	482
4.90%, 12/15/2030		290	292
Boston Scientific Corp., 6.25%, 11/15/2035		15	17

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Healthcare — Products — continued
EssilorLuxottica SA, (France),
Reg. S, 2.63%, 01/10/2030	EUR	2,100	2,446
Reg. S, 2.88%, 03/05/2029	EUR	800	944
GE HealthCare Technologies, Inc., 4.80%, 08/14/2029		32	33
Medtronic Global Holdings SCA, (Luxembourg),
1.75%, 07/02/2049	EUR	600	428
3.00%, 10/15/2028	EUR	3,400	4,030
3.38%, 10/15/2034	EUR	4,200	4,897
Medtronic, Inc.,
2.95%, 10/15/2030	EUR	5,400	6,332
4.15%, 10/15/2053	EUR	1,020	1,117
4.20%, 10/15/2045	EUR	1,250	1,428
Smith & Nephew plc, (United Kingdom), 2.03%, 10/14/2030		45	40
STERIS Irish FinCo.UnLtd Co., (Ireland), 2.70%, 03/15/2031		150	138
Stryker Corp.,
1.00%, 12/03/2031	EUR	1,300	1,344
3.38%, 12/11/2028	EUR	2,200	2,630
Thermo Fisher Scientific, Inc., 1.88%, 10/01/2049	EUR	900	664
Zimmer Biomet Holdings, Inc.,
2.60%, 11/24/2031		16	15
5.20%, 09/15/2034		55	56

			34,474

Healthcare — Services — 0.2%
Advocate Health & Hospitals Corp., 3.39%, 10/15/2049		35	25
AHS Hospital Corp., Series 2021, 2.78%, 07/01/2051		750	465
Ascension Health, 3.95%, 11/15/2046		40	33
Cigna Group (The),
2.38%, 03/15/2031		58	53
3.40%, 03/15/2051		75	52
4.80%, 08/15/2038		135	130
4.80%, 07/15/2046		20	18
4.90%, 12/15/2048		820	734
6.00%, 01/15/2056		350	361
Cleveland Clinic Foundation (The), 4.86%, 01/01/2114		1,000	846
CommonSpirit Health, 3.91%, 10/01/2050		50	38
Elevance Health, Inc.,
3.60%, 03/15/2051		865	618
5.65%, 06/15/2054		2,405	2,345
HCA, Inc.,
3.13%, 03/15/2027		2,560	2,534
3.63%, 03/15/2032		170	161
4.13%, 06/15/2029		250	249
5.13%, 06/15/2039		28	27
5.45%, 09/15/2034		20	21

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2025	SIX CIRCLES TRUST	65

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2025 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Long Positions — continued
Corporate Bonds — continued
Healthcare — Services — continued
5.60%, 04/01/2034	13	13
6.00%, 04/01/2054	35	35
6.10%, 04/01/2064	21	21
Health Care Service Corp. A Mutual Legal Reserve Co, 5.20%, 06/15/2029 (e)	245	251
Icon Investments Six DAC, (Ireland), 5.85%, 05/08/2029	615	642
IQVIA, Inc., 6.25%, 02/01/2029	950	1,002
Kaiser Foundation Hospitals,
4.15%, 05/01/2047	1,200	1,001
Series 2021, 3.00%, 06/01/2051	50	33
Laboratory Corp. of America Holdings, 4.80%, 10/01/2034	1,085	1,077
Mayo Clinic,
3.77%, 11/15/2043	30	25
Series 2021, 3.20%, 11/15/2061	440	278
Memorial Sloan-Kettering Cancer Center, 4.13%, 07/01/2052	15	12
Methodist Hospital (The), Series 20A, 2.71%, 12/01/2050	1,500	927
MyMichigan Health, Series 2020, 3.41%, 06/01/2050	1,495	1,041
New York and Presbyterian Hospital (The),
2.26%, 08/01/2040	1,090	765
4.02%, 08/01/2045	20	16
OhioHealth Corp.,
2.30%, 11/15/2031	830	746
2.83%, 11/15/2041	370	274
Series 2020, 3.04%, 11/15/2050	535	364
PeaceHealth Obligated Group, Series 2020, 3.22%, 11/15/2050	745	483
Piedmont Healthcare, Inc.,
Series 2032, 2.04%, 01/01/2032	470	407
Series 2042, 2.72%, 01/01/2042	450	320
Providence St Joseph Health Obligated Group, Series 21A, 2.70%, 10/01/2051	50	30
Roche Holdings, Inc.,
2.61%, 12/13/2051 (e)	1,500	920
4.99%, 03/08/2034 (e)	1,950	2,011
Sentara Health, Series 2021, 2.93%, 11/01/2051	2,365	1,510
Texas Health Resources, 2.33%, 11/15/2050	750	431
Trinity Health Corp., Series 2021, 2.63%, 12/01/2040	230	168
UnitedHealth Group, Inc.,
2.00%, 05/15/2030	160	146
3.70%, 08/15/2049	1,100	819
5.20%, 04/15/2063	1,200	1,080
5.38%, 04/15/2054	125	118
5.75%, 07/15/2064	925	907
Universal Health Services, Inc., 2.65%, 10/15/2030	92	84

		26,667

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Household Products/Wares — 0.0% (g)
Kimberly-Clark Corp.,
2.88%, 02/07/2050		25	17
3.10%, 03/26/2030		8	8
3.20%, 04/25/2029		40	39
Reckitt Benckiser Treasury Services plc, (United Kingdom),
Reg. S, 1.75%, 05/19/2032	GBP	2,175	2,479

			2,543

Pharmaceuticals — 0.4%
AbbVie, Inc.,
3.20%, 11/21/2029 (jj)		4,960	4,813
4.05%, 11/21/2039		34	31
4.40%, 11/06/2042		5	5
4.50%, 05/14/2035		125	123
4.95%, 03/15/2031		10	10
5.05%, 03/15/2034		10	10
5.35%, 03/15/2044		10	10
5.50%, 03/15/2064		210	205
Astrazeneca Finance LLC, 4.90%, 03/03/2030		110	114
AstraZeneca plc, (United Kingdom),
1.38%, 08/06/2030		89	79
2.13%, 08/06/2050		3	2
4.38%, 11/16/2045		8	7
Bayer Capital Corp. BV, (Netherlands), Reg. S, 2.13%, 12/15/2029	EUR	600	681
BMS Ireland Capital Funding DAC, (Ireland), BMS Ireland Capital Funding DAC, (Ireland),
4.29%, 11/10/2045	EUR	800	921
4.58%, 11/10/2055	EUR	1,830	2,099
Cardinal Health, Inc.,
4.37%, 06/15/2047		15	13
4.50%, 11/15/2044		5	4
5.35%, 11/15/2034		165	170
5.45%, 02/15/2034		23	24
Cencora, Inc.,
2.70%, 03/15/2031		65	60
2.88%, 05/22/2028	EUR	1,000	1,181
3.63%, 05/22/2032	EUR	3,921	4,639
4.25%, 03/01/2045		21	18
4.30%, 12/15/2047		2	2
CVS Health Corp.,
5.05%, 03/25/2048		1,200	1,062
5.45%, 09/15/2035		115	118
5.70%, 06/01/2034		95	100
6.20%, 09/15/2055		38	39
(CMT Index 5 Year + 2.89%), 7.00%, 03/10/2055 (aa)		215	225
Eli Lilly & Co.,
2.50%, 09/15/2060		145	79
4.88%, 02/27/2053		270	247

SEE NOTES TO FINANCIAL STATEMENTS.

66	SIX CIRCLES TRUST	DECEMBER 31, 2025

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Long Positions — continued
Corporate Bonds — continued
Pharmaceuticals — continued
4.95%, 02/27/2063		100	91
5.50%, 02/12/2055		87	88
5.55%, 10/15/2055		90	91
5.65%, 10/15/2065		208	210
GlaxoSmithKline Capital plc, (United Kingdom),
5.25%, 12/19/2033	GBP	640	900
Reg. S, 5.25%, 04/10/2042	GBP	150	195
Johnson & Johnson,
1.15%, 11/20/2028	EUR	1,000	1,127
2.10%, 09/01/2040		2	1
2.25%, 09/01/2050		61	36
2.45%, 09/01/2060		77	42
3.35%, 02/26/2037	EUR	2,200	2,528
3.60%, 02/26/2045	EUR	1,500	1,658
3.75%, 03/03/2047		1,605	1,299
McKesson Corp.,
1.63%, 10/30/2026	EUR	2,000	2,337
3.13%, 02/17/2029	GBP	1,925	2,510
5.10%, 07/15/2033		80	83
Merck & Co., Inc.,
2.35%, 06/24/2040		150	109
4.75%, 12/04/2035		1,385	1,383
4.90%, 05/17/2044		265	250
5.15%, 05/17/2063		205	189
5.70%, 12/04/2065		170	169
Novartis Capital Corp., 2.75%, 08/14/2050		45	29
Novartis Finance SA, (Luxembourg), Reg. S, 0.63%, 09/20/2028	EUR	1,000	1,120
Pfizer Investment Enterprises Pte Ltd., (Singapore),
4.45%, 05/19/2028		50	51
5.34%, 05/19/2063		6	5
Pfizer Netherlands International Finance BV, (Netherlands),
2.88%, 05/19/2029	EUR	2,000	2,355
3.25%, 05/19/2032	EUR	1,400	1,647
4.25%, 05/19/2045	EUR	1,200	1,401
Sandoz Finance BV, (Netherlands), Reg. S, 4.50%, 11/17/2033	EUR	10,000	12,430
Takeda US Financing, Inc., 5.20%, 07/07/2035		2,050	2,092
Upjohn Finance BV, (Netherlands), Reg. S, 1.91%, 06/23/2032	EUR	7,268	7,491
Viatris, Inc., 3.85%, 06/22/2040		2,200	1,691
Zoetis, Inc., 4.70%, 02/01/2043		28	26

			62,725

Total Consumer Non-cyclical			300,685

Energy — 0.7%
Oil & Gas — 0.4%
Aker BP ASA, (Norway),
3.10%, 07/15/2031 (e)		1,885	1,731
3.75%, 01/15/2030 (e)		3,440	3,330

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Oil & Gas — continued
5.60%, 06/13/2028 (e)		795	819
6.00%, 06/13/2033 (e)		910	954
BP Capital Markets plc, (United Kingdom),
Reg. S, 2.27%, 07/03/2026	GBP	2,000	2,673
Reg. S, (EUR Swap Rate 5 Year + 3.52%), 3.25%, 03/22/2026 (x) (aa)	EUR	1,900	2,233
Reg. S, (EUR Swap Rate 5 Year + 3.78%), 3.63%, 03/22/2029 (x) (aa)	EUR	1,300	1,528
Canadian Natural Resources Ltd., (Canada),
5.00%, 12/15/2029		37	38
5.40%, 12/15/2034		2,705	2,756
Cenovus Energy, Inc., (Canada), 5.40%, 03/20/2036		840	841
Cepsa Finance SA, (Spain), Reg. S, 4.13%, 04/11/2031	EUR	400	478
CNOOC Petroleum North America ULC, (Canada), 6.40%, 05/15/2037		10	12
ConocoPhillips Co.,
5.00%, 01/15/2035		1,130	1,148
5.55%, 03/15/2054		10	10
5.65%, 01/15/2065		1,200	1,156
5.70%, 09/15/2063		535	518
Continental Resources, Inc., 4.90%, 06/01/2044		5	4
Coterra Energy, Inc., 5.60%, 03/15/2034		17	18
DCC Group Finance Ireland DAC, (Ireland), Reg. S, 4.38%, 06/27/2031	EUR	2,000	2,418
Diamondback Energy, Inc.,
3.13%, 03/24/2031		400	374
5.15%, 01/30/2030		30	31
5.20%, 04/18/2027		30	30
5.40%, 04/18/2034		10	10
5.75%, 04/18/2054		640	607
6.25%, 03/15/2033		1,770	1,911
EOG Resources, Inc.,
4.38%, 04/15/2030		10	10
4.95%, 04/15/2050		23	21
5.65%, 12/01/2054		25	24
5.95%, 07/15/2055		427	437
EQT Corp.,
4.75%, 01/15/2031		120	121
6.38%, 04/01/2029		55	57
Equinor ASA, (Norway),
Reg. S, 1.38%, 05/22/2032	EUR	825	866
1.75%, 01/22/2026		200	200
2.38%, 05/22/2030		30	28
3.25%, 11/18/2049		30	21
3.63%, 04/06/2040		1,800	1,526
3.70%, 04/06/2050		15	11
Reg. S, 6.88%, 03/11/2031	GBP	150	224
Expand Energy Corp., 5.70%, 01/15/2035		8	8
Exxon Mobil Corp.,
0.84%, 06/26/2032	EUR	1,050	1,063
1.41%, 06/26/2039	EUR	700	591

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2025	SIX CIRCLES TRUST	67

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2025 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Long Positions — continued
Corporate Bonds — continued
Oil & Gas — continued
HF Sinclair Corp., 6.25%, 01/15/2035		70	73
Neste OYJ, (Finland), Reg. S, 3.88%, 05/21/2031	EUR	4,500	5,409
Occidental Petroleum Corp.,
5.38%, 01/01/2032		705	722
6.63%, 09/01/2030		350	377
ORLEN SA, (Poland),
Reg. S, 1.13%, 05/27/2028	EUR	300	338
Reg. S, 3.63%, 07/02/2032	EUR	4,200	4,929
Ovintiv, Inc., 5.65%, 05/15/2028		715	736
Phillips 66 Co., Series A, (CMT Index 5 Year + 2.28%), 5.88%, 03/15/2056 (aa)		188	186
Pioneer Natural Resources Co., 1.90%, 08/15/2030		1,050	952
Santos Finance Ltd., (Australia), 6.88%, 09/19/2033 (e)		320	350
Saudi Arabian Oil Co., (Saudi Arabia), 4.75%, 06/02/2030 (e)		2,240	2,269
Shell Finance US, Inc.,
3.88%, 11/13/2028 (e)		2	2
4.13%, 05/11/2035		198	190
6.38%, 12/15/2038 (e)		15	17
Shell International Finance BV, (Netherlands), Reg. S, 0.50%, 11/08/2031	EUR	735	745
TotalEnergies SE, (France), Series NC7, Reg. S, (EUR Swap Rate 5 Year + 1.99%), 1.63%, 10/25/2027 (x) (aa)	EUR	1,700	1,937
Valero Energy Corp., 6.63%, 06/15/2037		135	149
Var Energi ASA, (Norway),
5.00%, 05/18/2027 (e)		1,600	1,613
5.88%, 05/22/2030 (e)		2,095	2,181
6.50%, 05/22/2035 (e)		1,640	1,733

			55,744

Pipelines — 0.3%
Cheniere Corpus Christi Holdings LLC, 3.70%, 11/15/2029		8	8
Cheniere Energy Partners LP, 4.00%, 03/01/2031		139	135
Cheniere Energy, Inc., 5.65%, 04/15/2034		120	125
Colonial Enterprises, Inc., 3.25%, 05/15/2030 (e)		1,330	1,249
Columbia Pipelines Operating Co. LLC,
5.93%, 08/15/2030 (e)		185	196
6.04%, 11/15/2033 (e)		280	300
DCP Midstream Operating LP,
3.25%, 02/15/2032		5	5
5.13%, 05/15/2029		1,500	1,535
Enbridge, Inc., (Canada),
5.95%, 04/05/2054		70	71
Series NC5, (CMT Index 5 Year + 3.79%), 8.25%, 01/15/2084 (aa)		147	157

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Pipelines — continued
Energy Transfer LP,
4.20%, 04/15/2027		5,800	5,803
5.40%, 10/01/2047		1,175	1,059
5.55%, 02/15/2028		1,210	1,243
6.05%, 12/01/2026		1,710	1,738
6.20%, 04/01/2055		295	290
6.40%, 12/01/2030		620	670
6.55%, 12/01/2033		230	253
Series H, (CMT Index 5 Year + 5.69%), 6.50%, 11/15/2026 (x) (aa)		2,990	3,003
Enterprise Products Operating LLC,
4.20%, 01/31/2050		40	32
5.10%, 02/15/2045		1,700	1,598
(CME Term SOFR 3 Month + 2.83%), 5.38%, 02/15/2078 (aa)		600	596
5.55%, 02/16/2055		558	543
Series E, (CME Term SOFR 3 Month + 3.29%), 5.25%, 08/16/2077 (aa)		70	70
Erdoel-Lagergesellschaft mbH, (Austria), Reg. S, 2.75%, 03/20/2028	EUR	200	235
Kinder Morgan Energy Partners LP, 4.70%, 11/01/2042		850	752
Kinder Morgan, Inc.,
1.75%, 11/15/2026		40	39
4.80%, 02/01/2033		100	100
5.00%, 02/01/2029		30	31
5.95%, 08/01/2054		45	45
MPLX LP,
2.65%, 08/15/2030		1,506	1,396
4.13%, 03/01/2027		48	48
4.50%, 04/15/2038		30	27
4.70%, 04/15/2048		1,272	1,061
4.90%, 04/15/2058		30	25
4.95%, 03/14/2052		865	730
5.40%, 04/01/2035		580	585
5.40%, 09/15/2035		1,375	1,388
5.50%, 06/01/2034		722	738
5.50%, 02/15/2049		60	55
ONEOK, Inc.,
3.40%, 09/01/2029		87	84
3.95%, 03/01/2050		15	11
5.05%, 04/01/2045		35	31
5.65%, 11/01/2028		301	313
6.05%, 09/01/2033		1,123	1,196
6.25%, 10/15/2055		1,570	1,580
6.35%, 01/15/2031		4	4
6.63%, 09/01/2053		600	631
Plains All American Pipeline LP / PAA Finance Corp.,
3.55%, 12/15/2029		90	88
5.60%, 01/15/2036		20	20
Targa Resources Corp.,
4.20%, 02/01/2033		100	96

SEE NOTES TO FINANCIAL STATEMENTS.

68	SIX CIRCLES TRUST	DECEMBER 31, 2025

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Long Positions — continued
Corporate Bonds — continued
Pipelines — continued
4.35%, 01/15/2029		915	917
4.95%, 04/15/2052		335	288
5.20%, 07/01/2027		965	981
5.40%, 07/30/2036		1,890	1,897
5.50%, 02/15/2035		985	1,011
6.13%, 03/15/2033		285	305
6.13%, 05/15/2055		60	60
Transcanada Trust, (Canada), (IBOR USD 3 Month + 3.21%), 5.30%, 03/15/2077 (aa)		92	92
Transcontinental Gas Pipe Line Co. LLC, 3.25%, 05/15/2030		505	484
Western Midstream Operating LP,
4.05%, 02/01/2030		1,012	992
4.50%, 03/01/2028		1,200	1,205
4.65%, 07/01/2026		480	480
5.25%, 02/01/2050		7	6
6.15%, 04/01/2033		140	149
Williams Cos., Inc. (The),
3.50%, 11/15/2030		1,900	1,824
4.63%, 06/30/2030		1,360	1,375
5.15%, 03/15/2034		2,015	2,052
5.30%, 08/15/2028		2,350	2,420
5.30%, 08/15/2052		30	28
5.80%, 11/15/2043		5	5
5.80%, 11/15/2054		400	397

			48,956

Total Energy			104,700

Financial — 6.0%
Banks — 4.1%
ABN AMRO Bank NV, (Netherlands),
Reg. S, 0.40%, 09/17/2041	EUR	100	71
Reg. S, 1.25%, 01/10/2033	EUR	100	105
Reg. S, 1.38%, 01/12/2037	EUR	100	96
Reg. S, 1.45%, 04/12/2038	EUR	100	93
Reg. S, 2.38%, 04/07/2028	EUR	100	118
Reg. S, 2.63%, 08/30/2027	EUR	100	118
Achmea Bank NV, (Netherlands),
Reg. S, 2.50%, 06/25/2030	EUR	100	116
Reg. S, 2.75%, 09/15/2032	EUR	100	116
Reg. S, 3.00%, 01/31/2030	EUR	100	119
AIB Group plc, (Ireland), Reg. S, (EUR Swap Rate 1 Year + 1.30%), 2.25%, 04/04/2028 (aa)	EUR	1,000	1,170
Aktia Bank OYJ, (Finland), Reg. S, 3.00%, 10/22/2029	EUR	100	119
Alpha Bank SA, (Greece), Reg. S, (EUR Swap Rate 1 Year + 2.43%), 5.00%, 05/12/2030 (aa)	EUR	556	691
AMCO—Asset Management Co. SpA, (Italy),
Reg. S, 0.75%, 04/20/2028	EUR	363	409
Reg. S, 3.25%, 04/02/2030	EUR	200	235
Reg. S, 4.63%, 02/06/2027	EUR	200	240

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Banks — continued
ANZ New Zealand Int’l Ltd., (New Zealand), Reg. S, 0.20%, 09/23/2027	EUR	6,000	6,774
Argenta Spaarbank NV, (Belgium), Reg. S, 2.88%, 02/03/2032	EUR	100	116
Arkea Public Sector SCF SA, (France), Reg. S, 3.11%, 02/28/2029	EUR	100	119
ASB Bank Ltd., (New Zealand),
Reg. S, 0.25%, 09/08/2028	EUR	1,000	1,102
Reg. S, 0.50%, 09/24/2029	EUR	1,000	1,075
ASN Bank NV, (Netherlands),
Reg. S, 0.38%, 03/03/2028	EUR	2,500	2,798
Reg. S, 1.00%, 03/08/2028	EUR	100	114
Reg. S, 3.38%, 10/27/2032	EUR	200	231
Reg. S, 3.63%, 10/21/2031	EUR	200	236
Reg. S, (ICE EURIBOR Swap Rate 1 Year + 1.90%), 4.13%, 11/27/2035 (aa)	EUR	300	356
Reg. S, 4.63%, 11/23/2027	EUR	600	727
Reg. S, 4.88%, 03/07/2030	EUR	600	747
Australia & New Zealand Banking Group Ltd., (Australia),
Reg. S, 2.48%, 06/04/2029	EUR	100	117
Reg. S, (ICE EURIBOR Swap Rate 5 Year + 1.32%), 3.71%, 07/31/2035 (aa)	EUR	3,797	4,488
Reg. S, (EUR Swap Rate 5 Year + 2.15%), 5.10%, 02/03/2033 (aa)	EUR	2,700	3,308
Banca Monte dei Paschi di Siena SpA, (Italy), Reg. S, 2.75%, 01/18/2031	EUR	100	116
Banco Bilbao Vizcaya Argentaria SA, (Spain),
Reg. S, 3.13%, 07/17/2027	EUR	100	119
Reg. S, 3.50%, 03/26/2031	EUR	500	600
Reg. S, 3.75%, 08/26/2035	EUR	2,900	3,403
Banco BPM SpA, (Italy),
Reg. S, 3.38%, 01/21/2030	EUR	2,472	2,936
Reg. S, 3.38%, 01/24/2030	EUR	100	120
Banco de Sabadell SA, (Spain),
Reg. S, 1.75%, 05/30/2029	EUR	100	114
Reg. S, 3.25%, 06/05/2034	EUR	100	118
Reg. S, (ICE EURIBOR Swap Rate 1 Year + 1.60%), 4.25%, 09/13/2030 (aa)	EUR	1,500	1,831
Banco di Desio e della Brianza SpA, (Italy), Reg. S, 4.00%, 03/13/2028	EUR	1,700	2,059
Banco Santander SA, (Spain),
Reg. S, 0.10%, 02/27/2032	EUR	100	99
Reg. S, 1.63%, 10/22/2030	EUR	100	109
Reg. S, 2.50%, 05/13/2030	EUR	200	233
Reg. S, 2.88%, 07/14/2033	EUR	100	116
Reg. S, 3.13%, 05/28/2029	EUR	100	120
Reg. S, 3.25%, 05/27/2032	EUR	3,800	4,444
Reg. S, 3.50%, 10/02/2032	EUR	1,800	2,115
Reg. S, 3.88%, 01/16/2028	EUR	500	602
Reg. S, 4.13%, 04/22/2034	EUR	200	243
Reg. S, 5.13%, 01/25/2030	GBP	1,000	1,379

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2025	SIX CIRCLES TRUST	69

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2025 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Long Positions — continued
Corporate Bonds — continued
Banks — continued
5.29%, 08/18/2027		1,400	1,426
5.44%, 07/15/2031		4,200	4,418
(CMT Index 1 Year + 1.45%), 5.54%, 03/14/2030 (aa)		5,015	5,190
Banco Santander Totta SA, (Portugal), Reg. S, 1.25%, 09/26/2027	EUR	100	115
Bank of America Corp.,
(United States SOFR + 0.96%), 1.73%, 07/22/2027 (aa)		1,415	1,397
(United States SOFR + 1.06%), 2.09%, 06/14/2029 (aa)		1,500	1,431
(United States SOFR + 1.22%), 2.30%, 07/21/2032 (aa)		1,000	895
(CME Term SOFR 3 Month + 1.25%), 2.50%, 02/13/2031 (aa)		3,300	3,076
(United States SOFR + 1.05%), 2.55%, 02/04/2028 (aa)		5	5
(United States SOFR + 1.21%), 2.57%, 10/20/2032 (aa)		2,605	2,351
(United States SOFR + 1.93%), 2.68%, 06/19/2041 (aa)		1,700	1,258
(United States SOFR + 1.32%), 2.69%, 04/22/2032 (aa)		2,150	1,975
(United States SOFR + 1.33%), 2.97%, 02/04/2033 (aa)		140	128
(United States SOFR + 1.58%), 3.31%, 04/22/2042 (aa)		10	8
(CME Term SOFR 3 Month + 1.30%), 3.42%, 12/20/2028 (aa)		1,240	1,226
(CME Term SOFR 3 Month + 1.63%), 3.59%, 07/21/2028 (aa)		660	656
(CMT Index 5 Year + 2.00%), 3.85%, 03/08/2037 (aa)		132	124
(CME Term SOFR 3 Month + 1.33%), 3.97%, 03/05/2029 (aa)		100	100
(CME Term SOFR 3 Month + 1.58%), 4.08%, 04/23/2040 (aa)		3	3
(CME Term SOFR 3 Month + 3.41%), 4.08%, 03/20/2051 (aa)		10	8
(United States SOFR + 1.83%), 4.57%, 04/27/2033 (aa)		155	155
(United States SOFR + 2.04%), 4.95%, 07/22/2028 (aa)		7	7
(United States SOFR + 1.63%), 5.20%, 04/25/2029 (aa)		30	31
(United States SOFR + 1.74%), 5.52%, 10/25/2035 (aa)		1,750	1,796
(United States SOFR + 1.70%), 5.74%, 02/12/2036 (aa)		450	470
(CMT Index 5 Year + 2.35%), 6.25%, 07/26/2030 (x) (aa)		120	122
Series N, (United States SOFR + 1.22%), 2.65%, 03/11/2032 (aa)		1,305	1,200

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Banks — continued
Series N, (United States SOFR + 1.65%), 3.48%, 03/13/2052 (aa)		122	88
Series TT, (CMT Index 5 Year + 3.23%), 6.13%, 04/27/2027 (x) (aa)		40	41
Bank of Ireland Group plc, (Ireland), Reg. S, (ICE EURIBOR Swap Rate 1 Year + 2.05%), 5.00%, 07/04/2031 (aa)	EUR	4,000	5,046
Bank of New York Mellon Corp. (The),
(United States SOFR + 1.51%), 4.71%, 02/01/2034 (aa)		48	48
(SOFR Compounded Index + 1.80%), 5.80%, 10/25/2028 (aa)		9	9
(United States SOFR + 1.60%), 6.32%, 10/25/2029 (aa)		2	2
Series F, (CME Term SOFR 3 Month + 3.39%), 4.63%, 09/20/2026 (x) (aa)		195	194
Bank of New Zealand, (New Zealand),
Reg. S, 2.55%, 06/29/2027	EUR	100	118
Reg. S, 3.71%, 12/20/2028	EUR	1,150	1,395
Bank of Nova Scotia (The), (Canada),
Reg. S, 0.01%, 01/14/2027	EUR	100	115
Reg. S, 0.38%, 03/26/2030	EUR	100	106
Reg. S, 2.52%, 06/18/2029	EUR	100	117
(CMT Index 5 Year + 4.39%), 8.63%, 10/27/2082 (aa)		200	213
Bank of Queensland Ltd., (Australia),
Reg. S, 1.84%, 06/09/2027	EUR	7,600	8,867
Reg. S, 3.30%, 07/30/2029	EUR	1,988	2,374
Bankinter SA, (Spain), Reg. S, (ICE EURIBOR Swap Rate 1 Year + 1.10%), 3.50%, 09/10/2032 (aa)	EUR	2,400	2,848
Banque Federative du Credit Mutuel SA, (France),
Reg. S, 0.63%, 11/03/2028	EUR	1,000	1,104
Reg. S, 0.75%, 01/17/2030	EUR	1,000	1,069
Reg. S, 1.13%, 11/19/2031	EUR	600	611
Reg. S, 1.25%, 05/26/2027	EUR	1,000	1,155
Reg. S, 1.25%, 06/03/2030	EUR	1,000	1,078
Reg. S, 1.38%, 07/16/2028	EUR	3,000	3,417
Reg. S, 1.88%, 11/04/2026	EUR	1,200	1,403
Reg. S, 1.88%, 06/18/2029	EUR	1,000	1,124
Reg. S, 2.50%, 05/25/2028	EUR	1,500	1,745
Reg. S, 2.63%, 11/06/2029	EUR	500	577
Reg. S, 3.63%, 09/14/2032	EUR	3,000	3,542
Reg. S, (EUR Swap Rate 5 Year + 2.20%), 3.88%, 06/16/2032 (aa)	EUR	4,400	5,232
Barclays plc, (United Kingdom),
Reg. S, (ICE EURIBOR Swap Rate 1 Year + 0.85%), 0.88%, 01/28/2028 (aa)	EUR	2,000	2,308
(CMT Index 1 Year + 1.05%), 2.28%, 11/24/2027 (aa)		625	615
(United States SOFR + 1.34%), 4.84%, 09/10/2028 (aa)		795	805

SEE NOTES TO FINANCIAL STATEMENTS.

70	SIX CIRCLES TRUST	DECEMBER 31, 2025

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Long Positions — continued
Corporate Bonds — continued
Banks — continued
(United States SOFR + 1.59%), 5.79%, 02/25/2036 (aa)		2,085	2,185
(United States SOFR + 2.98%), 6.22%, 05/09/2034 (aa)		2,400	2,586
(CMT Index 1 Year + 3.30%), 7.39%, 11/02/2028 (aa)		525	555
Basellandschaftliche Kantonalbank, (Switzerland),
Reg. S, 0.05%, 01/28/2031		CHF 1,000	1,224
Reg. S, 0.25%, 01/25/2027	CHF	900	1,136
Reg. S, 0.38%, 05/13/2030	CHF	100	125
Bausparkasse Schwaebisch Hall AG, (Germany), Reg. S, 2.00%, 05/17/2034	EUR	100	108
BAWAG PSK Bank fuer Arbeit und Wirtschaft und Oesterreichische Postsparkasse AG, (Austria), Reg. S, 0.10%, 05/12/2031	EUR	100	101
Bayerische Landesbank, (Germany),
Reg. S, 0.13%, 02/10/2028	EUR	600	668
Reg. S, 0.13%, 11/02/2029	EUR	50	54
Reg. S, (EUR Swap Rate 5 Year + 1.40%), 1.38%, 11/22/2032 (aa)	EUR	100	114
Reg. S, 2.13%, 09/01/2031	EUR	50	57
Reg. S, 2.63%, 10/07/2031	EUR	40	46
Reg. S, 2.75%, 05/28/2032	EUR	40	47
Reg. S, 3.00%, 02/18/2030	EUR	300	352
Reg. S, 3.00%, 10/10/2031	EUR	100	117
Reg. S, 3.63%, 08/04/2032	EUR	400	474
Reg. S, 3.75%, 02/07/2029	EUR	600	721
Reg. S, 4.25%, 06/21/2027	EUR	400	482
Belfius Bank SA, (Belgium),
Reg. S, 0.13%, 02/08/2028	EUR	600	670
Reg. S, (EUR Swap Rate 5 Year + 1.30%), 1.25%, 04/06/2034 (aa)	EUR	100	110
Reg. S, 3.13%, 01/30/2031	EUR	400	468
Reg. S, 3.25%, 10/18/2027	EUR	100	119
Reg. S, 3.38%, 05/28/2030	EUR	600	708
Reg. S, 3.38%, 02/20/2031	EUR	200	234
Reg. S, 3.63%, 06/11/2030	EUR	200	241
Reg. S, 3.75%, 01/22/2029	EUR	100	120
Reg. S, 4.13%, 09/12/2029	EUR	100	123
Reg. S, (EUR Swap Rate 5 Year + 2.20%), 4.88%, 06/11/2035 (aa)	EUR	500	616
Reg. S, (EUR Swap Rate 5 Year + 2.45%), 5.25%, 04/19/2033 (aa)	EUR	100	123
BNP Paribas SA, (France),
Reg. S, (EURIBOR 3 Month + 0.73%), 0.50%, 02/19/2028 (aa)	EUR	1,000	1,148
Reg. S, (EUR Swap Rate 5 Year + 1.20%), 1.13%, 01/15/2032 (aa)	EUR	1,500	1,730
Reg. S, 1.88%, 12/14/2027	GBP	2,000	2,571
Reg. S, 2.25%, 01/11/2027	EUR	500	586
Reg. S, (ICE EURIBOR Swap Rate 5 Year + 1.60%), 2.50%, 03/31/2032 (aa)	EUR	3,400	3,971

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Banks — continued
Reg. S, 3.38%, 01/23/2026	GBP	600	808
(USD Semi-annual Swap Rate 5 Year + 1.48%), 4.38%, 03/01/2033 (e) (aa)		1,950	1,939
(United States SOFR + 1.92%), 5.91%, 11/19/2035 (e) (aa)		1,360	1,414
BPCE SA, (France),
Reg. S, 0.25%, 01/14/2031	EUR	1,900	1,929
Reg. S, 1.00%, 10/05/2028	EUR	500	563
Reg. S, 4.00%, 11/29/2032	EUR	4,300	5,200
Reg. S, 5.25%, 04/16/2029	GBP	2,000	2,722
(United States SOFR + 2.87%), 5.75%, 07/19/2033 (e) (aa)		1,000	1,041
Reg. S, (ICE EURIBOR Swap Rate 5 Year + 2.65%)5.75%, 06/01/2033 (aa)	EUR	2,900	3,607
(United States SOFR + 1.85%), 5.94%, 05/30/2035 (e) (aa)		1,425	1,489
(United States SOFR + 2.04%), 6.29%, 01/14/2036 (e) (aa)		990	1,058
(United States SOFR + 2.59%), 7.00%, 10/19/2034 (e) (aa)		1,500	1,673
BPER Banca SpA, (Italy), Reg. S, 3.75%, 10/22/2028	EUR	100	121
Caisse Centrale du Credit Immobilier de France SA, (France), Reg. S, 2.63%, 01/18/2028	EUR	200	236
Caixa Geral de Depositos SA, (Portugal),
Reg. S, (ICE EURIBOR Swap Rate 1 Year + 0.65%), 3.00%, 10/07/2031 (aa)	EUR	200	233
Reg. S, (EUR Swap Rate 1 Year + 2.75%), 5.75%, 10/31/2028 (aa)	EUR	400	496
CaixaBank SA, (Spain),
Reg. S, (EURIBOR 3 Month + 0.90%), 0.50%, 02/09/2029 (aa)	EUR	1,500	1,685
Reg. S, (EURIBOR 3 Month + 1.00%), 0.75%, 05/26/2028 (aa)	EUR	2,100	2,407
Reg. S, 1.25%, 01/11/2027	EUR	100	116
Reg. S, 3.38%, 06/26/2035	EUR	6,500	7,496
Reg. S, 4.25%, 09/06/2030	EUR	1,900	2,346
(United States SOFR + 2.26%), 6.04%, 06/15/2035 (e) (aa)		2,050	2,190
(United States SOFR + 2.70%), 6.21%, 01/18/2029 (e) (aa)		250	260
(United States SOFR + 2.08%), 6.68%, 09/13/2027 (e) (aa)		250	254
(United States SOFR + 2.77%), 6.84%, 09/13/2034 (e) (aa)		2,120	2,368
Caja Rural de Navarra SCC, (Spain),
Reg. S, 0.75%, 02/16/2029	EUR	2,000	2,215
Reg. S, 3.00%, 04/26/2027	EUR	100	119
Cajamar Caja Rural SCC, (Spain),
Reg. S, 3.38%, 02/16/2028	EUR	2,100	2,508
Reg. S, 3.38%, 07/25/2029	EUR	3,500	4,192

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2025	SIX CIRCLES TRUST	71

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2025 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Long Positions — continued
Corporate Bonds — continued
Banks — continued
Canadian Imperial Bank of Commerce, (Canada),
Reg. S, 3.25%, 03/31/2027	EUR	100	119
Reg. S, (EURIBOR 3 Month + 1.12%)3.25%, 07/16/2031 (aa)	EUR	3,643	4,266
Cie de Financement Foncier SA, (France),
Reg. S, 0.38%, 04/09/2027	EUR	100	115
Reg. S, 0.60%, 10/25/2041	EUR	100	72
Reg. S, 1.90%, 06/16/2028	CHF	50	65
Reg. S, 2.38%, 03/15/2030	EUR	100	115
Reg. S, 2.63%, 10/29/2029	EUR	100	117
Reg. S, 3.13%, 04/24/2027	EUR	100	119
Reg. S, 3.13%, 06/06/2030	EUR	100	119
Reg. S, 3.38%, 09/16/2031	EUR	100	119
Reg. S, 3.88%, 04/25/2055	EUR	20	22
Citibank NA, 4.91%, 05/29/2030		250	257
Citigroup, Inc.,
(United States SOFR + 0.77%), 1.46%, 06/09/2027 (aa)		3,100	3,064
(United States SOFR + 1.17%), 2.56%, 05/01/2032 (aa)		1,060	963
(United States SOFR + 2.11%), 2.57%, 06/03/2031 (aa)		3,600	3,339
(United States SOFR + 1.38%), 2.90%, 11/03/2042 (aa)		5	4
(EURIBOR 3 Month + 0.78%), 2.93%, 10/22/2030 (aa)	EUR	2,600	3,033
(United States SOFR + 1.35%), 3.06%, 01/25/2033 (aa)		1,030	945
(EURIBOR 3 Month + 1.03%), 3.49%, 10/22/2034 (aa)	EUR	4,000	4,611
(United States SOFR + 1.94%), 3.79%, 03/17/2033 (aa)		10	9
(EURIBOR 3 Month + 1.58%), 4.11%, 04/29/2036 (aa)	EUR	3,842	4,589
(CME Term SOFR 3 Month + 2.10%), 4.28%, 04/24/2048 (aa)		20	17
(United States SOFR + 1.14%), 4.64%, 05/07/2028 (aa)		80	81
(United States SOFR + 1.36%), 5.17%, 02/13/2030 (aa)		1,485	1,525
(United States SOFR + 4.55%), 5.32%, 03/26/2041 (aa)		10	10
(United States SOFR + 1.47%), 5.33%, 03/27/2036 (aa)		950	974
(United States SOFR + 2.06%), 5.83%, 02/13/2035 (aa)		780	812
(United States SOFR + 1.83%), 6.02%, 01/24/2036 (aa)		3,740	3,924
Citizens Financial Group, Inc.,
(United States SOFR + 1.91%), 5.72%, 07/23/2032 (aa)		8	9
(United States SOFR + 2.01%), 5.84%, 01/23/2030 (aa)		213	222

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Banks — continued
Clydesdale Bank plc, (United Kingdom),
Reg. S, 2.50%, 06/22/2027	EUR	5,000	5,878
Reg. S, 3.75%, 08/22/2028	EUR	1,800	2,172
Comerica, Inc., (United States SOFR + 2.16%), 5.98%, 01/30/2030 (aa)		708	739
Commerzbank AG, (Germany),
Reg. S, 2.50%, 09/17/2030	EUR	80	93
Reg. S, 2.63%, 09/03/2029	EUR	25	29
Reg. S, 2.75%, 01/11/2027	EUR	200	236
Reg. S, 2.75%, 12/20/2029	EUR	160	189
Reg. S, 2.75%, 01/09/2031	EUR	100	118
Reg. S, 3.00%, 03/13/2034	EUR	50	58
Reg. S, 3.13%, 06/13/2033	EUR	70	83
Commonwealth Bank of Australia, (Australia),
Reg. S, 2.86%, 02/26/2032	EUR	100	117
Reg. S, 3.77%, 08/31/2027	EUR	100	120
Cooperatieve Rabobank UA, (Netherlands),
Reg. S, 0.01%, 11/27/2040	EUR	100	68
Reg. S, 0.13%, 12/01/2031	EUR	100	100
Reg. S, 0.88%, 02/08/2028	EUR	100	114
Reg. S, (EURIBOR 3 Month + 1.18%), 0.88%, 05/05/2028 (aa)	EUR	700	805
Reg. S, 1.38%, 02/03/2027	EUR	25	29
Reg. S, 3.06%, 02/01/2034	EUR	200	235
Reg. S, (EUR Swap Rate 5 Year + 1.95%), 3.88%, 11/30/2032 (aa)	EUR	2,100	2,499
Reg. S, (EURIBOR 3 Month + 1.55%), 4.63%, 01/27/2028 (aa)	EUR	5,700	6,845
Reg. S, 5.25%, 05/23/2041	GBP	50	66
Credit Agricole Italia SpA, (Italy),
Reg. S, 0.13%, 03/15/2033	EUR	100	94
Reg. S, 3.50%, 01/15/2030	EUR	100	121
Reg. S, 3.50%, 03/11/2036	EUR	100	117
Series 15Y, Reg. S, 1.00%, 09/30/2031	EUR	2,100	2,205
Credit Agricole SA, (France),
Reg. S, (UK Gilts 5 Year + 1.50%), 1.87%, 12/09/2031 (aa)	GBP	600	790
(USD Semi-annual Swap Rate 5 Year + 1.64%), 4.00%, 01/10/2033 (e) (aa)		2,700	2,673
(United States SOFR + 1.36%), 4.82%, 09/25/2033 (e) (aa)		1,440	1,440
Reg. S, (EUR Swap Rate 5 Year + 2.25%), 5.50%, 08/28/2033 (aa)	EUR	3,000	3,727
Reg. S, (UK Gilts 1 Year + 2.60%), 5.75%, 11/29/2027 (aa)	GBP	3,000	4,103
(United States SOFR + 2.67%), 6.25%, 01/10/2035 (e) (aa)		250	266
Credit Mutuel Arkea SA, (France),
Reg. S, 3.38%, 09/19/2027	EUR	3,000	3,575
Reg. S, 4.25%, 12/01/2032	EUR	3,600	4,404
Danske Bank A/S, (Denmark),
Reg. S, (ICE EURIBOR Swap Rate 1 Year + 0.88%), 0.75%, 06/09/2029 (aa)	EUR	468	524

SEE NOTES TO FINANCIAL STATEMENTS.

72	SIX CIRCLES TRUST	DECEMBER 31, 2025

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Long Positions — continued
Corporate Bonds — continued
Banks — continued
Reg. S, 3.13%, 06/06/2031	EUR	100	119
(CMT Index 1 Year + 0.85%), 4.42%, 09/12/2031 (e) (aa)		3,135	3,120
(CMT Index 1 Year + 0.95%), 5.43%, 03/01/2028 (e) (aa)		1,090	1,107
Danske Hypotek AB, (Sweden), Series 2812, Reg. S, 3.50%, 12/20/2028		SEK 2,000	223
Danske Kiinnitysluottopankki OYJ, (Finland), Reg. S, 3.50%, 01/29/2029	EUR	100	121
DBS Bank Ltd., (Singapore), Reg. S, 2.43%, 01/03/2029 (w)	EUR	100	117
DekaBank Deutsche Girozentrale, (Germany),
Reg. S, 3.13%, 06/19/2030	EUR	200	234
Reg. S, 3.25%, 02/08/2029	EUR	200	239
Reg. S, 3.38%, 07/02/2027	EUR	200	238
Reg. S, 4.13%, 08/03/2028	EUR	100	121
Deutsche Bank AG, (Germany),
Reg. S, 0.13%, 01/21/2030	EUR	75	80
Reg. S, 2.25%, 09/20/2027	EUR	100	117
(United States SOFR + 1.22%), 2.31%, 11/16/2027 (aa)		200	197
(United States SOFR + 1.32%), 2.55%, 01/07/2028 (aa)		200	197
(United States SOFR + 2.76%), 3.73%, 01/14/2032 (aa)		3,960	3,746
Reg. S, (ICE EURIBOR Swap Rate 5 Year + 3.30%), 4.00%, 06/24/2032 (aa)	EUR	2,700	3,209
Deutsche Kreditbank AG, (Germany),
Reg. S, 1.63%, 05/05/2032	EUR	50	54
Reg. S, 2.88%, 03/21/2036	EUR	50	57
Reg. S, 3.00%, 07/02/2030	EUR	100	119
Reg. S, 3.25%, 06/12/2045	EUR	20	22
Deutsche Pfandbriefbank AG, (Germany),
Reg. S, 0.63%, 08/30/2027	EUR	100	114
Reg. S, 2.63%, 05/30/2029	EUR	70	81
Reg. S, 2.88%, 01/24/2028	EUR	130	154
DNB Bank ASA, (Norway), Reg. S, (EURIBOR 3 Month + 0.90%), 3.13%, 05/20/2031 (aa)	EUR	1,694	1,990
DNB Boligkreditt A/S, (Norway),
Reg. S, 2.38%, 06/10/2030	EUR	100	116
Reg. S, 2.63%, 09/27/2029	EUR	100	117
Reg. S, 2.88%, 03/12/2029	EUR	100	119
DZ HYP AG, (Germany),
Reg. S, 0.01%, 11/12/2027	EUR	40	45
Reg. S, 0.01%, 10/27/2028	EUR	25	27
Reg. S, 2.50%, 08/30/2030	EUR	100	117
Reg. S, 2.63%, 04/30/2031	EUR	20	23
Reg. S, 3.00%, 10/29/2027	EUR	50	60
Reg. S, 3.00%, 05/31/2032	EUR	50	59
Reg. S, 3.00%, 11/30/2032	EUR	100	118
Series 1234, Reg. S, 0.01%, 03/29/2030	EUR	30	32

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Banks — continued
Series 1279, Reg. S, 3.00%, 05/31/2035	EUR	120	139
Eika Boligkreditt A/S, (Norway),
Reg. S, 0.01%, 03/12/2027	EUR	100	115
Reg. S, 2.75%, 05/26/2032	EUR	100	116
Emirates NBD Bank PJSC, (United Arab Emirates), Reg. S, 5.91%, 06/18/2035	AUD	1,000	667
Equitable Bank, (Canada), Reg. S, 3.50%, 05/28/2027	EUR	100	119
Erste Group Bank AG, (Austria),
Reg. S, 0.01%, 09/11/2029	EUR	100	107
Reg. S, 0.50%, 01/12/2037	EUR	100	85
Reg. S, 3.13%, 10/14/2027	EUR	100	119
Reg. S, 3.13%, 12/12/2033	EUR	100	118
Eurocaja Rural SCC, (Spain), Reg. S, 0.13%, 09/22/2031	EUR	2,300	2,289
Federation des Caisses Desjardins du Quebec, (Canada), Reg. S, 3.13%, 05/30/2029	EUR	110	131
Fifth Third Bancorp,
(SOFR Compounded Index + 2.13%), 4.77%, 07/28/2030 (aa)		11	11
(United States SOFR + 1.49%), 4.90%, 09/06/2030 (aa)		120	122
(United States SOFR + 1.84%), 5.63%, 01/29/2032 (aa)		44	46
(United States SOFR + 2.34%), 6.34%, 07/27/2029 (aa)		1,415	1,491
First Abu Dhabi Bank PJSC, (United Arab Emirates), Reg. S, 0.13%, 02/16/2026	EUR	1,000	1,170
First Citizens BancShares, Inc., (CMT Index 5 Year + 1.85%), 5.60%, 09/05/2035 (aa)		195	195
First Horizon Corp., (United States SOFR + 1.77%), 5.51%, 03/07/2031 (aa)		1,460	1,510
FNB Corp., (SOFR Compounded Index + 1.93%), 5.72%, 12/11/2030 (aa)		6	6
Goldman Sachs Group, Inc. (The),
Reg. S, 0.25%, 01/26/2028	EUR	1,000	1,120
Reg. S, 0.88%, 05/09/2029	EUR	370	407
(United States SOFR + 0.80%), 1.43%, 03/09/2027 (aa)		40	40
(United States SOFR + 0.91%), 1.95%, 10/21/2027 (aa)		1,570	1,544
(United States SOFR + 1.09%), 1.99%, 01/27/2032 (aa)		41	36
2.60%, 02/07/2030		1,895	1,782
(United States SOFR + 1.28%), 2.62%, 04/22/2032 (aa)		2,809	2,564
(United States SOFR + 1.26%), 2.65%, 10/21/2032 (aa)		144	130
(United States SOFR + 1.41%), 3.10%, 02/24/2033 (aa)		22	20

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2025	SIX CIRCLES TRUST	73

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2025 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Long Positions — continued
Corporate Bonds — continued
Banks — continued
Reg. S, 3.13%, 07/25/2029	GBP	1,500	1,937
(United States SOFR + 1.58%), 5.56%, 11/19/2045 (aa)		1,550	1,556
(United States SOFR + 1.55%), 5.85%, 04/25/2035 (aa)		4,025	4,286
(United States SOFR + 1.77%), 6.48%, 10/24/2029 (aa)		20	21
6.75%, 10/01/2037		45	50
Hamburg Commercial Bank AG, (Germany), Reg. S, 3.38%, 02/01/2028	EUR	50	60
Hamburger Sparkasse AG, (Germany), Reg. S, 0.75%, 03/30/2027	EUR	100	115
HSBC Holdings plc, (United Kingdom),
(United States SOFR + 1.29%), 1.59%, 05/24/2027 (aa)		200	198
(United States SOFR + 1.29%), 2.21%, 08/17/2029 (aa)		3,130	2,978
(United States SOFR + 1.19%), 2.80%, 05/24/2032 (aa)		900	824
(United States SOFR + 2.39%), 2.85%, 06/04/2031 (aa)		200	187
(GBP Swap Rate 1 Year + 1.77%), 3.00%, 05/29/2030 (aa)	GBP	225	289
(CME Term SOFR 3 Month + 1.87%), 3.97%, 05/22/2030 (aa)		200	198
(United States SOFR + 1.19%), 4.62%, 11/06/2031 (aa)		250	251
(United States SOFR + 1.43%), 5.13%, 11/06/2036 (aa)		2,425	2,438
(SONIA Interest Rate Benchmark + 2.12%), 6.80%, 09/14/2031 (aa)	GBP	3,200	4,692
Reg. S, 7.00%, 04/07/2038	GBP	300	441
Huntington Bancshares, Inc.,
(United States SOFR + 1.28%), 5.27%, 01/15/2031 (aa)		30	31
(SOFR Compounded Index + 1.87%), 5.71%, 02/02/2035 (aa)		2,110	2,208
(United States SOFR + 2.02%), 6.21%, 08/21/2029 (aa)		235	246
HYPO NOE Landesbank fuer Niederoesterreich und Wien AG, (Austria),
Reg. S, 3.00%, 04/16/2032	EUR	100	117
Reg. S, 3.25%, 02/27/2031	EUR	300	351
Hypo Vorarlberg Bank AG, (Austria),
Reg. S, 1.63%, 05/11/2028	EUR	100	115
Reg. S, 2.75%, 05/13/2032	EUR	100	116
Iccrea Banca SpA, (Italy),
Reg. S, 3.88%, 01/12/2029	EUR	100	121
Reg. S, 4.00%, 11/08/2027	EUR	100	121
ING Bank NV, (Netherlands),
Reg. S, 0.75%, 02/18/2029	EUR	100	111
Reg. S, 2.50%, 02/21/2030	EUR	100	117
Reg. S, 3.00%, 05/21/2034	EUR	100	117
Reg. S, 3.00%, 09/02/2035	EUR	100	115

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Banks — continued
ING Belgium SA, (Belgium),
Reg. S, 0.01%, 02/20/2030	EUR	100	105
Reg. S, 1.50%, 05/19/2029	EUR	100	114
ING Groep NV, (Netherlands),
Reg. S, (EURIBOR 3 Month + 0.68%), 0.25%, 02/18/2029 (aa)	EUR	4,000	4,454
Reg. S, (ICE EURIBOR Swap Rate 5 Year + 1.15%), 0.88%, 06/09/2032 (aa)	EUR	1,000	1,146
Reg. S, (SONIA Interest Rate Benchmark + 0.91%), 1.13%, 12/07/2028 (aa)	GBP	1,900	2,414
(United States SOFR + 1.01%), 1.73%, 04/01/2027 (aa)		1,265	1,257
Reg. S, (EUR Swap Rate 5 Year + 2.50%), 4.13%, 08/24/2033 (aa)	EUR	2,500	2,999
(United States SOFR + 1.61%), 5.53%, 03/25/2036 (aa)		1,000	1,041
ING-DiBa AG, (Germany), Reg. S, 0.01%, 10/07/2028	EUR	200	220
Intesa Sanpaolo SpA, (Italy),
Reg. S, (ICE Swap Rate GBP SONIA 1 Year + 2.59%), 6.50%, 03/14/2029 (aa)	GBP	1,700	2,389
Reg. S, 6.63%, 05/31/2033	GBP	2,100	3,087
(CMT Index 1 Year + 3.90%), 7.78%, 06/20/2054 (e) (aa)		850	1,013
7.80%, 11/28/2053 (e)		2,130	2,609
Investec plc, (United Kingdom),
Reg. S, (UK Gilts 1 Year + 1.50%), 1.88%, 07/16/2028 (aa)	GBP	1,500	1,941
Reg. S, (UK Gilts 5 Year + 2.05%), 2.63%, 01/04/2032 (aa)	GBP	1,000	1,325
Investitionsbank Berlin, (Germany),
Series 208, 0.05%, 03/02/2035	EUR	100	88
Series 215, 0.01%, 07/01/2031	EUR	200	201
Series 216, 0.01%, 07/15/2027	EUR	500	568
Series 222, Reg. S, 2.75%, 10/04/2027	EUR	700	829
Series 226, Reg. S, 3.13%, 03/01/2033	EUR	900	1,063
Series 237, Reg. S, 2.25%, 09/28/2029	EUR	100	116
Series 276, 0.01%, 11/22/2029	EUR	200	212
KBC Bank NV, (Belgium), Reg. S, 3.13%, 02/22/2027	EUR	100	119
KeyCorp.,
(SOFR Compounded Index + 1.23%), 5.12%, 04/04/2031 (aa)		900	925
(SOFR Compounded Index + 2.42%), 6.40%, 03/06/2035 (aa)		520	566
Kookmin Bank, (South Korea), Reg. S, 0.05%, 10/19/2026	EUR	1,800	2,080
Kreditanstalt fuer Wiederaufbau, (Germany),
Reg. S, 0.00%, 03/31/2027	EUR	500	573
Reg. S, 0.00%, 04/30/2027	EUR	1,530	1,750
Reg. S, 0.00%, 12/15/2027	EUR	3,740	4,212
Reg. S, 0.00%, 09/15/2028	EUR	1,325	1,464

SEE NOTES TO FINANCIAL STATEMENTS.

74	SIX CIRCLES TRUST	DECEMBER 31, 2025

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Long Positions — continued
Corporate Bonds — continued
Banks — continued
Reg. S, 0.00%, 11/09/2028	EUR	1,490	1,639
Reg. S, 0.00%, 06/15/2029	EUR	1,084	1,173
Reg. S, 0.00%, 09/17/2030	EUR	1,108	1,156
Reg. S, 0.00%, 01/10/2031	EUR	3,310	3,413
Reg. S, 0.00%, 09/15/2031	EUR	2,000	2,017
Reg. S, 0.01%, 05/05/2027	EUR	520	595
Reg. S, 0.05%, 09/29/2034	EUR	980	893
Reg. S, 0.13%, 01/09/2032	EUR	1,830	1,839
Reg. S, 0.38%, 04/23/2030	EUR	360	386
Reg. S, 0.38%, 05/20/2036	EUR	948	843
0.50%, 09/15/2027	EUR	500	571
0.63%, 01/07/2028	EUR	720	820
Reg. S, 0.75%, 01/15/2029	EUR	3,550	3,973
Reg. S, 0.88%, 07/04/2039	EUR	2,380	2,043
Reg. S, 1.13%, 09/15/2032	EUR	900	948
Reg. S, 1.13%, 05/09/2033	EUR	550	571
Reg. S, 1.13%, 03/31/2037	EUR	3,040	2,862
Reg. S, 1.13%, 06/15/2037	EUR	1,600	1,497
Reg. S, 1.25%, 06/30/2027	EUR	8,160	9,470
Reg. S, 1.38%, 06/07/2032	EUR	1,500	1,616
Reg. S, 1.38%, 07/31/2035	EUR	202	204
Reg. S, 2.00%, 11/15/2029	EUR	500	577
Reg. S, 2.13%, 07/31/2028	EUR	1,000	1,170
Reg. S, 2.38%, 08/05/2027	EUR	5,040	5,941
Reg. S, 2.38%, 04/11/2028	EUR	3,089	3,639
Reg. S, 2.38%, 10/04/2029	EUR	700	820
Reg. S, 2.50%, 10/09/2030	EUR	1,000	1,172
Reg. S, 2.50%, 11/15/2030	EUR	200	234
Reg. S, 2.50%, 10/15/2031	EUR	2,790	3,240
Reg. S, 2.63%, 04/26/2029	EUR	2,490	2,944
Reg. S, 2.63%, 11/15/2032	EUR	1,500	1,740
Reg. S, 2.63%, 01/10/2034	EUR	1,500	1,720
Reg. S, 2.75%, 10/01/2027	EUR	750	890
Reg. S, 2.75%, 03/15/2028	EUR	650	772
Reg. S, 2.75%, 05/15/2030	EUR	525	622
Reg. S, 2.75%, 02/20/2031	EUR	1,100	1,299
Reg. S, 2.75%, 02/14/2033	EUR	700	817
Reg. S, 2.75%, 01/17/2035	EUR	2,443	2,806
Reg. S, 2.88%, 12/28/2029	EUR	1,280	1,525
Reg. S, 2.88%, 03/31/2032	EUR	2,100	2,481
Reg. S, 2.88%, 06/07/2033	EUR	500	586
Reg. S, 3.13%, 10/10/2028	EUR	800	960
Reg. S, 3.13%, 06/07/2030	EUR	2,200	2,647
Reg. S, 3.25%, 03/24/2031	EUR	1,510	1,825
4.70%, 06/02/2037	CAD	140	106
Reg. S, 4.88%, 03/15/2037	GBP	825	1,127
5.00%, 03/16/2026		200	200
5.75%, 06/07/2032	GBP	1,300	1,906
La Banque Postale SA, (France),
Reg. S, 0.75%, 06/23/2031	EUR	300	306
Reg. S, (EUR Swap Rate 5 Year + 1.23%), 0.75%, 08/02/2032 (aa)	EUR	100	114
Reg. S, (EURIBOR 3 Month + 0.78%), 1.00%, 02/09/2028 (aa)	EUR	400	462

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Banks — continued
Reg. S, 1.38%, 04/24/2029	EUR	200	223
Reg. S, 3.50%, 06/13/2030	EUR	500	598
Reg. S, (EURIBOR 3 Month + 1.30%), 3.50%, 04/01/2031 (aa)	EUR	200	236
Reg. S, 4.00%, 05/03/2028	EUR	400	483
Reg. S, 4.38%, 01/17/2030	EUR	400	491
Reg. S, (EUR Swap Rate 5 Year + 2.85%), 5.50%, 03/05/2034 (aa)	EUR	300	373
Landesbank Baden-Wuerttemberg, (Germany),
Reg. S, 0.01%, 07/07/2028	EUR	180	199
Reg. S, 0.25%, 07/21/2028	EUR	200	221
Reg. S, 0.38%, 02/18/2027	EUR	200	229
Reg. S, 0.38%, 02/28/2028	EUR	200	223
Reg. S, 0.38%, 05/07/2029	EUR	300	323
Reg. S, 0.38%, 02/21/2031	EUR	400	407
Reg. S, 0.38%, 04/21/2031	EUR	600	607
Reg. S, 0.50%, 11/05/2029	EUR	600	640
Reg. S, 1.75%, 05/10/2032	EUR	50	55
Reg. S, 2.75%, 03/12/2031	EUR	100	117
Reg. S, 2.75%, 11/19/2032	EUR	100	116
Reg. S, 3.00%, 09/26/2031	EUR	60	71
Reg. S, 3.13%, 11/13/2029	EUR	50	60
Reg. S, 3.25%, 09/27/2027	EUR	50	60
3.50%, 03/21/2030	EUR	300	357
Landesbank Hessen-Thueringen Girozentrale, (Germany),
Reg. S, 0.01%, 07/19/2027	EUR	100	114
Reg. S, 0.38%, 06/04/2029	EUR	300	322
Reg. S, 0.63%, 01/12/2027	EUR	100	116
Reg. S, 2.63%, 08/24/2027	EUR	200	235
Reg. S, 2.88%, 02/06/2034	EUR	100	116
Reg. S, 3.00%, 03/05/2032	EUR	700	813
Reg. S, 3.38%, 02/26/2031	EUR	200	236
Reg. S, 4.00%, 02/04/2030	EUR	300	363
Reg. S, (ICE EURIBOR Swap Rate 5 Year + 2.75%), 4.50%, 09/15/2032 (aa)	EUR	100	120
Landeskreditbank Baden-Wuerttemberg Foerderbank, (Germany),
Reg. S, 0.38%, 02/25/2027	EUR	400	460
Reg. S, 0.75%, 03/16/2032	EUR	200	206
Reg. S, 2.38%, 07/04/2030	EUR	500	580
Reg. S, 2.75%, 02/16/2028	EUR	500	592
Series 5614, Reg. S, 0.01%, 01/20/2031	EUR	700	714
Landshypotek Bank AB, (Sweden), Reg. S, 3.25%, 08/04/2028	SEK	2,000	221
Landwirtschaftliche Rentenbank, (Germany),
Reg. S, 0.00%, 09/22/2027	EUR	300	339
Reg. S, 0.00%, 07/19/2028	EUR	1,500	1,662
Reg. S, 0.00%, 12/13/2028	EUR	720	789
Reg. S, 0.00%, 11/27/2029	EUR	820	873

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2025	SIX CIRCLES TRUST	75

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2025 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Long Positions — continued
Corporate Bonds — continued
Banks — continued
Reg. S, 0.01%, 11/26/2040	EUR	200	139
Reg. S, 0.05%, 12/18/2029	EUR	2,140	2,280
Reg. S, 0.05%, 01/31/2031	EUR	800	823
Reg. S, 0.10%, 03/08/2027	EUR	1,180	1,355
Reg. S, 0.38%, 02/14/2028	EUR	1,140	1,287
Reg. S, 0.50%, 02/28/2029	EUR	400	443
Reg. S, 0.63%, 02/20/2030	EUR	1,090	1,184
Reg. S, 0.63%, 10/31/2036	EUR	825	736
Reg. S, 2.50%, 05/11/2032	EUR	500	576
Reg. S, 2.63%, 07/08/2032	EUR	700	811
Reg. S, 2.75%, 02/16/2032	EUR	1,000	1,171
Reg. S, 2.75%, 01/17/2033	EUR	300	349
Reg. S, 2.88%, 07/09/2031	EUR	300	354
Reg. S, 3.00%, 11/14/2034	EUR	700	818
Reg. S, 3.25%, 09/06/2030	EUR	600	723
LFA Foerderbank Bayern, (Germany),
Series 171, 1.00%, 03/01/2028	EUR	200	228
Series 219, 2.88%, 02/01/2029	EUR	300	356
Series 1174, 0.75%, 01/04/2027	EUR	200	232
Series 1180, 0.75%, 04/01/2031	EUR	400	423
Lloyds Bank plc, (United Kingdom),
Reg. S, 6.00%, 02/08/2029	GBP	100	142
Reg. S, 6.50%, 09/17/2040	GBP	300	443
Lloyds Banking Group plc, (United Kingdom),
(UK Gilts 5 Year + 1.60%), 1.99%, 12/15/2031 (aa)	GBP	1,900	2,515
(IBOR USD 3 Month + 1.21%), 3.57%, 11/07/2028 (aa)		1,050	1,042
(CMT Index 1 Year + 1.60%), 6.07%, 06/13/2036 (aa)		1,700	1,791
Reg. S, (UK Gilts 5 Year + 3.10%), 6.63%, 06/02/2033 (aa)	GBP	2,600	3,641
Luzerner Kantonalbank AG, (Switzerland),
Reg. S, 0.10%, 09/15/2031	CHF	1,050	1,278
Reg. S, 0.35%, 02/05/2027	CHF	500	632
M&T Bank Corp.,
(CMT Index 5 Year + 1.43%), 5.40%, 07/30/2035 (aa)		76	77
(United States SOFR + 2.26%), 6.08%, 03/13/2032 (aa)		71	75
(United States SOFR + 2.80%), 7.41%, 10/30/2029 (aa)		105	114
Macquarie Bank Ltd., (Australia), Reg. S, 2.78%, 02/25/2030	EUR	100	118
Mediobanca Banca di Credito Finanziario SpA, (Italy), Reg. S, 3.00%, 09/04/2031	EUR	100	117
Mediocredito Centrale—Banca Del Mezzogiorno SpA, (Italy), Reg. S, 3.75%, 09/20/2029	EUR	600	724
Mitsubishi UFJ Financial Group, Inc., (Japan),
(CMT Index 1 Year + 0.75%), 1.54%, 07/20/2027 (aa)		780	769

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Banks — continued
(CMT Index 1 Year + 0.80%), 4.53%, 09/12/2031 (aa)		1,195	1,202
(CMT Index 1 Year + 0.93%), 5.19%, 09/12/2036 (aa)		725	738
(CMT Index 1 Year + 1.90%), 5.35%, 09/13/2028 (aa)		3,450	3,528
(CMT Index 1 Year + 1.27%), 5.62%, 04/24/2036 (aa)		2,225	2,338
Mizuho Financial Group, Inc., (Japan),
(CME Term SOFR 3 Month + 1.39%), 3.15%, 07/16/2030 (aa)		930	895
(CMT Index 1 Year + 1.65%), 5.78%, 07/06/2029 (aa)		460	479
Morgan Stanley,
(United States SOFR + 0.86%), 1.51%, 07/20/2027 (aa)		39	38
(United States SOFR + 1.03%), 1.79%, 02/13/2032 (aa)		103	91
(United States SOFR + 1.00%), 2.48%, 01/21/2028 (aa)		2	2
(United States SOFR + 1.20%), 2.51%, 10/20/2032 (aa)		103	93
2.63%, 03/09/2027	GBP	1,425	1,888
(United States SOFR + 1.14%), 2.70%, 01/22/2031 (aa)		1,075	1,009
(EURIBOR 3 Month + 0.86%), 3.15%, 11/07/2031 (aa)	EUR	4,900	5,707
(EURIBOR 3 Month + 1.32%), 3.52%, 05/22/2031 (aa)	EUR	2,600	3,089
(EURIBOR 3 Month + 1.12%), 3.75%, 11/07/2036 (aa)	EUR	3,900	4,509
3.95%, 04/23/2027		17	17
(United States SOFR + 1.10%), 4.65%, 10/18/2030 (aa)		4,215	4,269
(United States SOFR + 1.38%), 4.99%, 04/12/2029 (aa)		30	31
(United States SOFR + 1.45%), 5.17%, 01/16/2030 (aa)		1,225	1,258
(SONIA Interest Rate Benchmark + 1.46%), 5.21%, 10/24/2035 (aa)	GBP	1,100	1,479
(United States SOFR + 1.11%), 5.23%, 01/15/2031 (aa)		95	98
(United States SOFR + 1.87%), 5.25%, 04/21/2034 (aa)		190	196
(United States SOFR + 1.88%), 5.42%, 07/21/2034 (aa)		990	1,032
(United States SOFR + 1.63%), 5.45%, 07/20/2029 (aa)		510	527
(United States SOFR + 1.71%), 5.52%, 11/19/2055 (aa)		210	208
(United States SOFR + 1.58%), 5.83%, 04/19/2035 (aa)		550	585
(United States SOFR + 2.24%), 6.30%, 10/18/2028 (aa)		110	114

SEE NOTES TO FINANCIAL STATEMENTS.

76	SIX CIRCLES TRUST	DECEMBER 31, 2025

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Long Positions — continued
Corporate Bonds — continued
Banks — continued
Muenchener Hypothekenbank eG, (Germany),
Reg. S, 0.01%, 11/02/2040	EUR	50	34
Reg. S, 0.13%, 02/01/2029	EUR	50	55
Reg. S, 1.00%, 04/18/2039	EUR	50	43
Reg. S, 2.50%, 07/04/2028	EUR	50	59
Reg. S, 2.75%, 03/06/2035	EUR	100	114
Reg. S, 3.00%, 02/01/2034	EUR	50	58
Series 2057, Reg. S, 3.00%, 07/11/2031	EUR	25	30
National Australia Bank Ltd., (Australia),
Reg. S, (UK Gilts 5 Year + 1.40%), 1.70%, 09/15/2031 (aa)	GBP	1,425	1,884
Reg. S, 2.13%, 05/24/2028	EUR	500	581
Reg. S, 2.35%, 08/30/2029	EUR	100	117
Reg. S, 2.72%, 08/27/2030	EUR	100	117
Reg. S, 3.15%, 02/05/2031	EUR	1,800	2,146
National Bank of Canada, (Canada), Reg. S, 0.01%, 03/25/2028	EUR	100	111
Nationale-Nederlanden Bank NV (The), (Netherlands), Reg. S, 0.01%, 07/08/2030	EUR	100	104
NatWest Group plc, (United Kingdom),
Reg. S, (EURIBOR 3 Month + 0.89%), 0.67%, 09/14/2029 (aa)	EUR	2,000	2,219
Reg. S, (ICE EURIBOR Swap Rate 5 Year + 2.60%)5.76%, 02/28/2034 (aa)	EUR	2,500	3,133
NatWest Markets plc, (United Kingdom), 5.02%, 03/21/2030 (e)		2,300	2,362
NIBC Bank NV, (Netherlands), Reg. S, 0.13%, 04/21/2031	EUR	100	101
Norddeutsche Landesbank-Girozentrale, (Germany),
Reg. S, 2.63%, 10/20/2028	EUR	130	153
Reg. S, 2.88%, 05/14/2027	EUR	50	59
Reg. S, 3.25%, 02/04/2028	EUR	200	237
Reg. S, 3.63%, 09/11/2029	EUR	800	955
Reg. S, (ICE EURIBOR Swap Rate 5 Year + 2.00%), 4.38%, 12/10/2035 (aa)	EUR	200	238
Reg. S, 4.88%, 07/11/2028	EUR	100	124
Reg. S, (ICE EURIBOR Swap Rate 5 Year + 2.95%), 5.63%, 08/23/2034 (aa)	EUR	300	373
Nordea Bank Abp, (Finland), Reg. S, (EUR Swap Rate 5 Year + 1.35%), 4.13%, 05/29/2035 (aa)	EUR	500	604
Nordea Hypotek AB, (Sweden),
Series 5537, Reg. S, 1.00%, 06/16/2027	SEK	2,000	214
Series 5538, Reg. S, 3.50%, 09/20/2028	SEK	2,000	223
Series 5540, Reg. S, 3.00%, 11/26/2030	SEK	2,000	219

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Banks — continued
Nordea Kiinnitysluottopankki OYJ, (Finland),
Reg. S, 2.38%, 04/04/2028	EUR	100	118
Reg. S, 2.50%, 09/14/2032	EUR	100	114
Reg. S, 3.00%, 01/31/2031	EUR	150	178
Novo Banco SA, (Portugal), Reg. S, 2.75%, 02/04/2030	EUR	100	117
NRW Bank, (Germany),
Reg. S, 0.00%, 02/18/2030	EUR	400	422
Reg. S, 0.00%, 09/23/2030	EUR	500	517
Reg. S, 0.00%, 02/03/2031	EUR	300	306
Reg. S, 0.00%, 07/28/2031	EUR	138	139
Reg. S, 0.10%, 07/09/2035	EUR	680	597
Reg. S, 0.38%, 05/16/2029	EUR	750	820
Reg. S, 0.50%, 06/17/2041	EUR	100	73
0.63%, 02/23/2027	EUR	700	809
0.63%, 01/04/2028	EUR	110	125
Reg. S, 0.75%, 06/30/2028	EUR	760	857
1.20%, 03/28/2039	EUR	100	88
1.25%, 05/13/2049	EUR	87	60
Reg. S, 2.50%, 02/13/2032	EUR	300	345
2.75%, 02/21/2029	EUR	500	592
Reg. S, 2.75%, 05/15/2031	EUR	1,502	1,762
Reg. S, 2.88%, 04/05/2033	EUR	600	699
Reg. S, 2.88%, 07/25/2034	EUR	300	346
Reg. S, 2.88%, 09/26/2039	EUR	170	183
Reg. S, 3.00%, 05/31/2030	EUR	173	206
Reg. S, 3.00%, 06/04/2035	EUR	600	694
Reg. S, 3.00%, 09/24/2035	EUR	200	231
Series 1W1, 0.13%, 02/04/2030	EUR	300	319
Nykredit Realkredit A/S, (Denmark),
Series 13H*, Reg. S, 1.00%, 01/01/2027	DKK	1,600	249
Series 13H, Reg. S, 1.00%, 07/01/2027	DKK	2,900	449
Series 13H, Reg. S, 1.00%, 01/01/2028	DKK	200	31
Series 13G, Reg. S, 1.00%, 04/01/2028	DKK	1,200	184
Series 13H, Reg. S, 1.00%, 07/01/2028	DKK	400	61
Series 13H, Reg. S, 1.00%, 07/01/2029	DKK	650	97
Series 13H, Reg. S, 1.00%, 07/01/2030	DKK	2,200	323
Series SDO, Reg. S, 1.00%, 01/01/2029	DKK	700	106
Oesterreichische Kontrollbank AG, (Austria),
Reg. S, 1.50%, 07/13/2027	EUR	300	349
Reg. S, 3.13%, 11/15/2028	EUR	300	359
OP Corporate Bank plc, (Finland), Reg. S, 4.13%, 04/18/2027	EUR	3,000	3,600
OP Mortgage Bank, (Finland),
Reg. S, 0.63%, 02/15/2029	EUR	100	111
Reg. S, 1.00%, 10/05/2027	EUR	100	115
Reg. S, 2.63%, 07/09/2030	EUR	100	117
Reg. S, 3.00%, 07/17/2031	EUR	100	118
Permanent TSB Group Holdings plc, (Ireland),
Reg. S, (ICE EURIBOR Swap Rate 5 Year + 1.55%), 3.88%, 12/22/2035 (aa)	EUR	200	235

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2025	SIX CIRCLES TRUST	77

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2025 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Long Positions — continued
Corporate Bonds — continued
Banks — continued
Reg. S, (ICE EURIBOR Swap Rate 1 Year + 1.60%), 4.25%, 07/10/2030 (aa)	EUR	400	487
Reg. S, (ICE EURIBOR Swap Rate 1 Year + 3.50%), 6.63%, 04/25/2028 (aa)	EUR	300	370
Reg. S, (ICE EURIBOR Swap Rate 1 Year + 3.50%), 6.63%, 06/30/2029 (aa)	EUR	300	383
Pfandbriefbank schweizerischer Hypothekarinstitute AG, (Switzerland),
Reg. S, 0.00%, 02/26/2030	CHF	650	804
Reg. S, 2.00%, 10/04/2040	CHF	20	28
Series 671, Reg. S, 0.25%, 04/15/2030	CHF	30	37
Series 676, Reg. S, 0.25%, 04/26/2034	CHF	100	121
Series 678, Reg. S, 0.00%, 08/26/2049	CHF	100	95
Series 683, Reg. S, 0.00%, 02/25/2028	CHF	290	364
Series 684, Reg. S, 0.00%, 05/10/2045	CHF	125	125
Series 689, Reg. S, 0.25%, 10/06/2042	CHF	40	43
Series 692, Reg. S, 0.13%, 08/17/2040	CHF	60	66
Series 697, Reg. S, 0.00%, 05/20/2041	CHF	250	265
Series 706, Reg. S, 0.13%, 08/19/2031	CHF	160	197
Series 723, Reg. S, 2.25%, 07/05/2052	CHF	10	16
Series 734, Reg. S, 1.88%, 01/15/2031	CHF	40	54
Series 742, Reg. S, 1.75%, 07/07/2033	CHF	50	68
Series 743, Reg. S, 1.75%, 07/09/2038	CHF	70	96
Series 745, Reg. S, 1.75%, 12/23/2033	CHF	30	41
Series 746, Reg. S, 1.75%, 01/26/2049	CHF	10	14
Series 748, Reg. S, 1.63%, 03/15/2034	CHF	40	54
Series 751, Reg. S, 1.25%, 05/28/2030	CHF	40	52
Series 754, Reg. S, 1.38%, 04/24/2054	CHF	20	26
Series 755, Reg. S, 1.50%, 07/13/2027	CHF	100	129
Series 764, Reg. S, 0.88%, 03/10/2032	CHF	100	128
Series 767, Reg. S, 1.00%, 02/23/2035	CHF	25	32
Series 769, Reg. S, 1.00%, 02/23/2046	CHF	10	12
Series 771, Reg. S, 0.63%, 03/27/2030	CHF	190	241
Pfandbriefzentrale der schweizerischen Kantonalbanken AG, (Switzerland),
Series 483, Reg. S, 0.00%, 01/27/2027	CHF	170	214
Series 490, Reg. S, 0.50%, 02/20/2032	CHF	150	188
Series 516, Reg. S, 0.13%, 03/23/2032	CHF	100	122
Series 524, Reg. S, 0.00%, 06/21/2028	CHF	50	63
Series 528, Reg. S, 0.00%, 03/15/2030	CHF	150	186
Series 530, Reg. S, 0.00%, 03/18/2033	CHF	370	443
Series 531, Reg. S, 0.00%, 02/15/2036	CHF	365	421
Series 534, Reg. S, 0.00%, 03/13/2028	CHF	50	63
Series 550, Reg. S, 1.10%, 04/18/2028		CHF 130	167
Series 568, Reg. S, 1.80%, 12/12/2034	CHF	110	150
Series 576, Reg. S, 1.85%, 07/19/2038	CHF	50	69
Series 585, Reg. S, 1.50%, 04/02/2031	CHF	100	132
Series 588, Reg. S, 1.45%, 11/03/2032	CHF	50	66
Series 589, Reg. S, 1.50%, 06/23/2036	CHF	30	40
Series 594, Reg. S, 1.45%, 08/02/2034	CHF	30	40
Series 600, Reg. S, 0.90%, 10/26/2035	CHF	40	51
Series 608, Reg. S, 1.00%, 08/24/2045	CHF	30	37
Series 610, Reg. S, 0.35%, 08/23/2028	CHF	50	63

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Banks — continued
Piraeus Bank SA, (Greece), Reg. S, (ICE EURIBOR Swap Rate 1 Year + 1.15%), 3.00%, 12/03/2028 (aa)	EUR	400	470
PNC Financial Services Group, Inc. (The),
(United States SOFR + 1.42%), 5.37%, 07/21/2036 (aa)		149	154
(United States SOFR + 2.28%), 6.88%, 10/20/2034 (aa)		760	861
Raiffeisen Bausparkasse Gesellschaft mbH, (Austria), Reg. S, 3.38%, 07/10/2029	EUR	100	120
Raiffeisenlandesbank Niederoesterreich-Wien AG, (Austria), Reg. S, 3.25%, 01/11/2030	EUR	100	119
Raiffeisenlandesbank Oberoesterreich AG, (Austria), Reg. S, 1.25%, 04/26/2027	EUR	100	116
Raiffeisen-Landesbank Steiermark AG, (Austria), Reg. S, 2.38%, 06/14/2028	EUR	100	117
Raiffeisen-Landesbank Tirol AG, (Austria), Reg. S, 3.00%, 01/24/2028	EUR	100	119
Regions Financial Corp., (United States SOFR + 2.06%), 5.50%, 09/06/2035 (aa)		140	144
Rheinland-Pfalz Bank, (Germany), SUB, 6.88%, 02/23/2028 (e)		2,000	2,099
Royal Bank of Canada, (Canada),
Reg. S, 0.01%, 10/05/2028	EUR	100	110
Reg. S, 0.01%, 01/27/2031	EUR	500	509
Reg. S, 1.50%, 09/15/2027	EUR	100	116
Reg. S, 2.38%, 09/13/2027	EUR	150	176
Reg. S, 2.75%, 02/04/2030	EUR	100	117
(United States SOFR + 0.98%), 4.31%, 11/03/2031 (aa)		2,550	2,540
(SOFR Compounded Index + 0.81%), 4.72%, 03/27/2028 (aa)		135	136
Santander Holdings USA, Inc.,
(United States SOFR + 1.88%), 5.74%, 03/20/2031 (aa)		80	83
(United States SOFR + 2.50%), 6.17%, 01/09/2030 (aa)		60	62
(United States SOFR + 2.14%), 6.34%, 05/31/2035 (aa)		130	140
Santander UK Group Holdings plc, (United Kingdom),
(SOFR Compounded Index + 1.07%), 4.32%, 09/22/2029 (aa)		465	465
(SOFR Compounded Index + 1.58%), 5.14%, 09/22/2036 (aa)		1,780	1,774
(United States SOFR + 2.60%), 6.53%, 01/10/2029 (aa)		2,500	2,613
Santander UK plc, (United Kingdom),
Reg. S, 0.05%, 01/12/2027	EUR	100	115
Reg. S, 1.13%, 03/12/2027	EUR	100	116
Reg. S, 5.25%, 02/16/2029	GBP	100	139

SEE NOTES TO FINANCIAL STATEMENTS.

78	SIX CIRCLES TRUST	DECEMBER 31, 2025

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Long Positions — continued
Corporate Bonds — continued
Banks — continued
Skandinaviska Enskilda Banken AB, (Sweden),
Reg. S, 0.75%, 06/28/2027	EUR	150	172
Series 601, Reg. S, 3.00%, 12/06/2027	SEK	4,000	440
Series 604, Reg. S, 3.00%, 12/17/2030	SEK	2,000	219
Slovenska Sporitelna A/S, (Slovakia), Reg. S, 2.75%, 01/30/2029	EUR	100	118
Societe Generale SA, (France),
Reg. S, 4.00%, 11/16/2027	EUR	3,000	3,618
(United States SOFR + 1.42%), 5.25%, 05/22/2029 (e) (aa)		2,350	2,398
Reg. S, (EUR Swap Rate 5 Year + 3.10%), 5.25%, 09/06/2032 (aa)	EUR	200	244
(United States SOFR + 1.73%), 5.44%, 10/03/2036 (e) (aa)		2,100	2,110
Reg. S, 6.25%, 06/22/2033	GBP	2,000	2,898
(CMT Index 1 Year + 2.95%), 7.13%, 01/19/2055 (e) (aa)		250	262
S-Pankki OYJ, (Finland), Reg. S, 3.00%, 04/16/2030	EUR	100	118
SpareBank 1 Boligkreditt A/S, (Norway),
Reg. S, 0.01%, 09/22/2027	EUR	100	113
Reg. S, 0.13%, 05/12/2031	EUR	100	102
Reg. S, 1.00%, 01/30/2029	EUR	100	112
Reg. S, 2.38%, 02/13/2030	EUR	100	116
Sparebank 1 Oestlandet, (Norway), Reg. S, 1.75%, 04/27/2027	EUR	1,000	1,164
Sparkasse Hannover, (Germany), Reg. S, 2.75%, 05/24/2032	EUR	30	35
Sparkasse Pforzheim Calw, (Germany), 2.38%, 08/14/2028	EUR	100	117
SR-Boligkreditt A/S, (Norway),
Reg. S, 1.63%, 03/15/2028	EUR	100	116
Reg. S, 2.50%, 06/11/2030	EUR	100	116
Stadshypotek AB, (Sweden),
Reg. S, 3.63%, 06/20/2028	SEK	2,000	223
Series 1592, Reg. S, 1.00%, 03/01/2027	SEK	2,000	214
Series 1593, Reg. S, 2.50%, 12/01/2027	SEK	2,000	218
Series 1594, Reg. S, 2.00%, 09/01/2028	SEK	3,000	322
Series 1595, Reg. S, 4.00%, 05/02/2029	SEK	2,000	227
Series 1596, Reg. S, 2.50%, 02/01/2030	SEK	2,000	216
Standard Chartered plc, (United Kingdom),
(CMT Index 1 Year + 1.00%), 1.46%, 01/14/2027 (e) (aa)		1,200	1,199
(CMT Index 1 Year + 1.05%), 5.55%, 01/21/2029 (e) (aa)		555	569
Sumitomo Mitsui Banking Corp., (Japan), Reg. S, 0.41%, 11/07/2029	EUR	2,100	2,255

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Banks — continued
Sumitomo Mitsui Trust Bank Ltd., (Japan), Reg. S, 0.01%, 10/15/2027	EUR	2,000	2,247
Sveriges Sakerstallda Obligationer AB, (Sweden),
Reg. S, 1.75%, 02/10/2032	EUR	100	110
Reg. S, 2.63%, 02/25/2030	EUR	100	117
Series 148, Reg. S, 0.25%, 06/09/2027	SEK	2,000	211
Swedbank AB, (Sweden),
Reg. S, 1.30%, 02/17/2027	EUR	1,000	1,161
Reg. S, (UK Gilts 1 Year + 1.00%), 1.38%, 12/08/2027 (aa)	GBP	1,500	1,975
Reg. S, 3.25%, 10/13/2032	EUR	3,422	3,974
Reg. S, (EUR Swap Rate 5 Year + 2.15%), 3.63%, 08/23/2032 (aa)	EUR	549	652
Toronto-Dominion Bank (The), (Canada),
Reg. S, 1.95%, 04/08/2030	EUR	1,051	1,177
Reg. S, 2.78%, 09/03/2027	EUR	100	118
Reg. S, 2.86%, 04/15/2031	EUR	2,200	2,582
Reg. S, 2.97%, 09/09/2032	EUR	100	117
Reg. S, 3.19%, 02/16/2029	EUR	100	120
4.93%, 10/15/2035		690	692
(CMT Index 5 Year + 4.08%), 8.13%, 10/31/2082 (aa)		220	232
Truist Bank, 2.25%, 03/11/2030		250	229
Truist Financial Corp.,
3.88%, 03/19/2029		1,400	1,383
(United States SOFR + 1.62%), 5.44%, 01/24/2030 (aa)		645	668
(United States SOFR + 2.36%), 5.87%, 06/08/2034 (aa)		370	395
(United States SOFR + 2.45%), 7.16%, 10/30/2029 (aa)		620	669
TSB Bank plc, (United Kingdom), Reg. S, 2.70%, 02/18/2030	EUR	100	117
UBS Group AG, (Switzerland),
(CMT Index 1 Year + 1.10%), 2.75%, 02/11/2033 (e) (aa)		1,000	898
(United States SOFR + 1.73%), 3.09%, 05/14/2032 (e) (aa)		755	701
(IBOR USD 3 Month + 1.47%), 3.13%, 08/13/2030 (e) (aa)		300	288
(United States SOFR + 1.49%), 5.53%, 05/06/2047 (e) (aa)		1,190	1,179
Reg. S, (ICE EURIBOR Swap Rate 1 Year + 4.95%), 7.75%, 03/01/2029 (aa)	EUR	4,400	5,694
UBS Switzerland AG, (Switzerland),
Reg. S, 2.04%, 10/18/2033	CHF	30	41
Reg. S, 3.30%, 03/05/2029	EUR	100	120
UniCredit Bank Austria AG, (Austria), Reg. S, 3.13%, 09/21/2029	EUR	100	119
UniCredit Bank Czech Republic & Slovakia A/S, (Czech Republic),
Reg. S, 2.88%, 03/25/2029	EUR	100	118
Reg. S, 3.13%, 10/11/2027	EUR	1,900	2,257

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2025	SIX CIRCLES TRUST	79

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2025 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Long Positions — continued
Corporate Bonds — continued
Banks — continued
UniCredit Bank GmbH, (Germany),
Reg. S, 0.01%, 09/15/2028	EUR	50	55
Reg. S, 0.13%, 11/22/2029	EUR	100	107
Reg. S, 0.85%, 05/22/2034	EUR	50	48
Reg. S, 0.88%, 01/11/2029	EUR	100	112
Reg. S, 2.63%, 11/22/2030	EUR	120	140
UniCredit SpA, (Italy),
Reg. S, 3.38%, 01/31/2027	EUR	170	202
Reg. S, 3.50%, 07/31/2030	EUR	1,800	2,172
Reg. S, (ICE EURIBOR Swap Rate 5 Year + 1.80%), 4.18%, 06/24/2037 (aa)	EUR	1,275	1,521
United Overseas Bank Ltd., (Singapore), Reg. S, 0.01%, 12/01/2027	EUR	100	112
US Bancorp,
(CMT Index 5 Year + 2.54%), 3.70%, 01/15/2027 (x) (aa)		2,300	2,247
(United States SOFR + 1.56%), 5.38%, 01/23/2030 (aa)		30	31
(United States SOFR + 1.41%), 5.42%, 02/12/2036 (aa)		60	62
(United States SOFR + 2.26%), 5.84%, 06/12/2034 (aa)		725	775
Vseobecna Uverova Banka A/S, (Slovakia),
Reg. S, 0.50%, 06/26/2029	EUR	1,800	1,952
Reg. S, 3.25%, 03/20/2031	EUR	100	119
Wells Fargo & Co.,
(CME Term SOFR 3 Month + 1.43%), 2.88%, 10/30/2030 (aa)		30	29
(United States SOFR + 2.53%), 3.07%, 04/30/2041 (aa)		2,110	1,641
(United States SOFR + 1.50%), 3.35%, 03/02/2033 (aa)		2,109	1,971
(CME Term SOFR 3 Month + 1.57%), 3.58%, 05/22/2028 (aa)		3	3
(United States SOFR + 2.13%), 4.61%, 04/25/2053 (aa)		650	562
4.75%, 12/07/2046		15	13
(United States SOFR + 1.98%), 4.81%, 07/25/2028 (aa)		925	936
(United States SOFR + 2.02%), 5.39%, 04/24/2034 (aa)		940	979
(United States SOFR + 1.78%), 5.50%, 01/23/2035 (aa)		4	4
(United States SOFR + 1.99%), 5.56%, 07/25/2034 (aa)		2,050	2,153
(United States SOFR + 1.74%), 5.57%, 07/25/2029 (aa)		1,390	1,440
5.61%, 01/15/2044		24	24
(United States SOFR + 1.07%), 5.71%, 04/22/2028 (aa)		1,510	1,541
(United States SOFR + 2.06%), 6.49%, 10/23/2034 (aa)		1,615	1,790
(CMT Index 5 Year + 2.77%), 6.85%, 09/15/2029 (x) (aa)		122	128

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Banks — continued
Westpac Banking Corp., (Australia),
Reg. S, 0.88%, 04/17/2027	EUR	1,000	1,154
2.96%, 11/16/2040		58	44
Reg. S, 3.11%, 11/23/2027	EUR	100	119
Westpac Securities NZ Ltd., (New Zealand),
Reg. S, 0.43%, 12/14/2026	EUR	2,500	2,884
Reg. S, 3.75%, 04/20/2028	EUR	100	121
Wirtschafts- und Infrastrukturbank Hessen, (Germany),
0.88%, 06/14/2028	EUR	100	113
1.25%, 09/06/2033	EUR	200	205
2.63%, 01/26/2033	EUR	400	458
2.63%, 02/13/2035	EUR	400	448
2.88%, 02/22/2034	EUR	200	231
Wuestenrot Bausparkasse AG, (Germany), Series 20, Reg. S, 3.38%, 11/28/2028	EUR	100	120
Zuercher Kantonalbank, (Switzerland),
Series 139, Reg. S, 0.02%, 08/16/2027	CHF	1,000	1,256
Series 149, Reg. S, 0.00%, 01/21/2033	CHF	500	595
Series 150, Reg. S, 0.10%, 03/31/2031	CHF	240	294

			674,582

Diversified Financial Services — 0.4%
Aareal Bank AG, (Germany),
Reg. S, 2.75%, 10/08/2030	EUR	100	117
Reg. S, 2.88%, 05/10/2028	EUR	100	118
Series 236, Reg. S, 0.01%, 02/01/2028	EUR	100	112
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, (Ireland), 4.38%, 11/15/2030		160	160
Affordable Housing Finance plc, (United Kingdom),
Reg. S, 2.89%, 08/11/2043	GBP	600	583
Reg. S, 3.80%, 05/20/2042	GBP	500	564
Ally Financial, Inc.,
(SOFR Compounded Index + 1.73%), 5.54%, 01/17/2031 (aa)		2,480	2,539
(United States SOFR + 2.82%), 6.85%, 01/03/2030 (aa)		250	265
American Express Co.,
(United States SOFR + 1.00%), 5.10%, 02/16/2028 (aa)		30	30
(SOFR Compounded Index + 1.32%), 5.44%, 01/30/2036 (aa)		40	42
(United States SOFR + 1.93%), 5.63%, 07/28/2034 (aa)		28	29
Ameriprise Financial, Inc., 5.15%, 05/15/2033		9	9
Apollo Global Management, Inc., 5.80%, 05/21/2054		50	49
Ares Management Corp., 5.60%, 10/11/2054		5	5

SEE NOTES TO FINANCIAL STATEMENTS.

80	SIX CIRCLES TRUST	DECEMBER 31, 2025

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Long Positions — continued
Corporate Bonds — continued
Diversified Financial Services — continued
Arkea Home Loans SFH SA, (France),
Reg. S, 3.07%, 02/07/2034	EUR	100	115
Reg. S, 3.25%, 08/01/2033	EUR	100	117
Artesian Finance II plc, (United Kingdom), 6.00%, 09/30/2033	GBP	30	42
Aspire Defence Finance plc, (United Kingdom), Series B, 4.67%, 03/31/2040	GBP	37	48
AXA Home Loan SFH SA, (France), Reg. S, 0.01%, 10/16/2029	EUR	100	106
Bayerische Landesbodenkreditanstalt, (Germany),
Reg. S, 2.38%, 05/07/2030	EUR	400	465
Reg. S, 2.63%, 09/25/2034	EUR	400	451
Reg. S, 2.75%, 09/08/2033	EUR	300	345
Reg. S, 2.88%, 02/28/2031	EUR	100	118
Reg. S, 3.25%, 03/15/2035	EUR	100	118
BGC Group, Inc., 6.15%, 04/02/2030		45	47
BlackRock Funding, Inc., 5.35%, 01/08/2055		225	220
Blackrock, Inc., 3.75%, 07/18/2035	EUR	1,600	1,901
Blackstone Holdings Finance Co. LLC, Reg. S, 1.50%, 04/10/2029	EUR	167	188
Blue Owl Finance LLC,
3.13%, 06/10/2031		20	18
6.25%, 04/18/2034		140	145
BNP Paribas Home Loan SFH SA, (France), Reg. S, 3.00%, 01/31/2030	EUR	100	118
BPCE SFH SA, (France),
Reg. S, 0.01%, 01/21/2027	EUR	100	115
Reg. S, 0.01%, 01/29/2036	EUR	100	83
Reg. S, 0.63%, 09/22/2027	EUR	100	114
Reg. S, 1.13%, 04/12/2030	EUR	100	110
Reg. S, 1.75%, 05/27/2032	EUR	100	108
Reg. S, 2.63%, 07/24/2030	EUR	100	116
Reg. S, 3.00%, 01/15/2031	EUR	100	118
Reg. S, 3.00%, 03/24/2032	EUR	100	117
Reg. S, 3.25%, 06/26/2035	EUR	100	115
Reg. S, 3.38%, 03/13/2029	EUR	100	120
Caisse de Refinancement de l’Habitat SA, (France),
Reg. S, 0.01%, 02/07/2028	EUR	200	224
Reg. S, 2.63%, 06/20/2030	EUR	200	233
Reg. S, 2.75%, 04/12/2028	EUR	100	118
Reg. S, 2.75%, 09/06/2030	EUR	2,100	2,457
Reg. S, 2.75%, 02/20/2032	EUR	100	116
Reg. S, 3.38%, 06/28/2032	EUR	100	119
Cantor Fitzgerald LP,
4.50%, 04/14/2027 (e)		1,740	1,738
7.20%, 12/12/2028 (e)		840	892
Capital One Financial Corp.,
1.65%, 06/12/2029	EUR	250	279
(United States SOFR + 1.63%), 5.20%, 09/11/2036 (aa)		1,000	997

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Diversified Financial Services — continued
(United States SOFR + 2.37%), 5.27%, 05/10/2033 (aa)		80	82
(United States SOFR + 2.04%), 6.18%, 01/30/2036 (aa)		40	42
6.70%, 11/29/2032		35	39
(United States SOFR + 3.07%), 7.62%, 10/30/2031 (aa)		645	729
(SOFR Compounded Index + 3.37%), 7.96%, 11/02/2034 (aa)		140	165
Cboe Global Markets, Inc.,
1.63%, 12/15/2030		29	26
3.00%, 03/16/2032		85	78
CCF SFH SACA, (France),
Reg. S, 2.50%, 06/28/2028	EUR	1,900	2,228
Reg. S, 3.00%, 04/23/2030	EUR	100	118
Charles Schwab Corp. (The),
Series I, (CMT Index 5 Year + 3.17%), 4.00%, 06/01/2026 (x) (aa)		215	214
Series K, (CMT Index 5 Year + 3.26%), 5.00%, 06/01/2027 (x) (aa)		46	46
Credit Agricole Home Loan SFH SA, (France),
Reg. S, 0.01%, 04/12/2028	EUR	200	222
Reg. S, 0.05%, 12/06/2029	EUR	100	106
Reg. S, 0.88%, 08/11/2028	EUR	100	113
Reg. S, 0.88%, 05/06/2034	EUR	100	96
Reg. S, 2.13%, 01/07/2030	EUR	100	115
Reg. S, 2.63%, 02/17/2031	EUR	100	116
Reg. S, 3.00%, 08/29/2033	EUR	100	116
Reg. S, 3.38%, 09/04/2028	EUR	100	120
Credit Agricole Public Sector SCF SA, (France),
Reg. S, 0.88%, 08/02/2027	EUR	100	115
Reg. S, 3.00%, 06/14/2030	EUR	100	118
Credit Mutuel Home Loan SFH SA, (France),
Reg. S, 0.88%, 03/04/2032	EUR	100	103
Reg. S, 2.38%, 02/08/2028	EUR	100	117
Reg. S, 2.63%, 06/06/2030	EUR	200	233
Reg. S, 3.00%, 07/23/2029	EUR	100	119
Reg. S, 3.00%, 11/28/2030	EUR	2,100	2,481
Reg. S, 3.25%, 04/20/2029	EUR	100	120
Crelan Home Loan SCF, (France), Reg. S, 2.50%, 07/09/2030	EUR	100	116
DLR Kredit A/S, (Denmark), Series CCb, Reg. S, 1.00%, 04/01/2028	DKK	700	107
Enact Holdings, Inc., 6.25%, 05/28/2029		114	119
IG Group Holdings plc, (United Kingdom), Reg. S, 3.13%, 11/18/2028	GBP	2,000	2,569
Intercontinental Exchange, Inc.,
3.00%, 06/15/2050		172	113
3.63%, 09/01/2028		85	84
Jefferies Financial Group, Inc.,
2.63%, 10/15/2031		1,250	1,109

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2025	SIX CIRCLES TRUST	81

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2025 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Long Positions — continued
Corporate Bonds — continued
Diversified Financial Services — continued
2.75%, 10/15/2032		1,420	1,238
5.88%, 07/21/2028		405	421
Jyske Realkredit A/S, (Denmark), Series CCE, Reg. S, 2.50%, 01/01/2029	EUR	100	117
La Banque Postale Home Loan SFH SA, (France),
Reg. S, 2.75%, 06/12/2032	EUR	100	116
Reg. S, 3.00%, 01/31/2031	EUR	100	118
Reg. S, 3.13%, 01/29/2034	EUR	100	116
Lansforsakringar Hypotek AB, (Sweden),
Reg. S, 1.38%, 05/31/2027	EUR	100	116
Series 521, Reg. S, 0.50%, 09/20/2028	SEK	4,300	443
Series 524, Reg. S, 3.50%, 09/10/2031	SEK	2,000	224
London Stock Exchange Group plc, (United Kingdom),
Reg. S, 1.63%, 04/06/2030	GBP	2,000	2,423
Reg. S, 1.75%, 12/06/2027	EUR	800	926
LPL Holdings, Inc.,
5.65%, 03/15/2035		35	36
6.75%, 11/17/2028		430	459
Mastercard, Inc.,
1.00%, 02/22/2029	EUR	7,209	8,065
2.10%, 12/01/2027	EUR	1,825	2,134
3.85%, 03/26/2050		46	36
4.35%, 01/15/2032		239	241
4.55%, 01/15/2035		115	115
Nasdaq, Inc., 5.35%, 06/28/2028		10	10
Nomura Holdings, Inc., (Japan),
2.17%, 07/14/2028		1,500	1,428
3.00%, 01/22/2032		320	292
4.90%, 07/01/2030		1,130	1,148
6.07%, 07/12/2028		1,625	1,695
Nordea Kredit Realkreditaktieselskab, (Denmark),
Reg. S, 1.00%, 10/01/2027 (e)	DKK	200	31
Series Cc2, Reg. S, 1.00%, 04/01/2029 (e)	DKK	300	45
Series CC2, Reg. S, 1.00%, 10/01/2028 (e)	DKK	750	114
Series CC2, 1.00%, 04/01/2030	DKK	800	118
Nuveen LLC,
5.55%, 01/15/2030 (e)		190	198
5.85%, 04/15/2034 (e)		1,100	1,159
OSB Group plc, (United Kingdom), Reg. S, (UK Gilts 1 Year + 4.99%), 9.50%, 09/07/2028 (aa)	GBP	3,400	4,926
Private Export Funding Corp., Series PP, 1.40%, 07/15/2028		775	732
Prs Finance plc, (United Kingdom),
Reg. S, 1.50%, 08/24/2034	GBP	200	208
Reg. S, 2.00%, 01/23/2029	GBP	900	1,141
Radian Group, Inc., 6.20%, 05/15/2029		25	26
Raymond James Financial, Inc.,
3.75%, 04/01/2051		16	12

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Diversified Financial Services — continued
5.65%, 09/11/2055		25	24
Realkredit Danmark A/S, (Denmark),
Series 10F, Reg. S, 1.00%, 01/01/2030 (e)	DKK	1,000	148
Series 10F, Reg. S, 1.00%, 01/01/2032	DKK	500	71
Series 22S, Reg. S, 0.00%, 10/01/2040 (e)	DKK	36	5
Saltaire Finance plc, (United Kingdom),
Reg. S, 4.81%, 03/14/2053	GBP	100	122
Reg. S, 4.82%, 12/06/2036	GBP	600	799
Reg. S, 4.82%, 12/01/2033	GBP	500	683
Reg. S, 5.00%, 08/13/2035	GBP	200	271
Societe Generale SFH SA, (France), Reg. S, 1.75%, 05/05/2034	EUR	200	208
Sparebanken Vest Boligkreditt A/S, (Norway),
Reg. S, 2.50%, 09/22/2027	EUR	100	118
Reg. S, 3.00%, 07/31/2029	EUR	100	119
Swedbank Hypotek AB, (Sweden),
Reg. S, 2.50%, 06/25/2030	EUR	200	233
Series 197, Reg. S, 1.00%, 03/17/2027	SEK	1,700	182
Series 199, Reg. S, 3.00%, 03/28/2029	SEK	2,000	220
Series 200, Reg. S, 3.00%, 12/27/2029	SEK	2,000	220
Synchrony Financial,
(SOFR Compounded Index + 2.13%), 5.94%, 08/02/2030 (aa)		85	89
(United States SOFR + 2.07%), 6.00%, 07/29/2036 (aa)		154	158
THFC Funding No. 1 plc, (United Kingdom), Reg. S, 5.13%, 12/21/2035	GBP	1,370	1,821
TPG Operating Group II LP, 5.38%, 01/15/2036		21	21
Visa, Inc.,
2.00%, 08/15/2050		150	82
4.30%, 12/14/2045		65	57
Western Union Co. (The), 1.35%, 03/15/2026		510	507

			66,652

Insurance — 0.5%
AG Insurance SA, (Belgium), Reg. S, (EUR Swap Rate 5 Year + 3.88%), 3.50%, 06/30/2047 (aa)	EUR	3,100	3,674
Alleghany Corp.,
3.25%, 08/15/2051		15	10
3.63%, 05/15/2030		5	5
American International Group, Inc.,
1.88%, 06/21/2027	EUR	1,000	1,164
4.85%, 05/07/2030		29	30
American National Group, Inc.,
5.75%, 10/01/2029		35	36
6.00%, 07/15/2035		60	61

SEE NOTES TO FINANCIAL STATEMENTS.

82	SIX CIRCLES TRUST	DECEMBER 31, 2025

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Long Positions — continued
Corporate Bonds — continued
Insurance — continued
Aon North America, Inc., 5.45%, 03/01/2034		75	78
Arthur J Gallagher & Co.,
3.05%, 03/09/2052		20	13
3.50%, 05/20/2051		5	3
ASR Nederland NV, (Netherlands), Reg. S, (EUR Swap Rate 5 Year + 4.00%), 3.38%, 05/02/2049 (aa)	EUR	2,600	3,060
Assurant, Inc.,
2.65%, 01/15/2032		26	23
3.70%, 02/22/2030		30	29
4.90%, 03/27/2028		7	7
Athene Global Funding, 4.95%, 01/07/2027 (e)		70	71
Aviva plc, (United Kingdom), Reg. S, (EURIBOR 3 Month + 3.05%), 4.63%, 08/28/2056 (aa)	EUR	3,575	4,309
Berkshire Hathaway Finance Corp., 2.38%, 06/19/2039	GBP	825	790
Berkshire Hathaway, Inc., 2.15%, 03/15/2028	EUR	1,000	1,162
Brown & Brown, Inc.,
2.38%, 03/15/2031		69	62
4.20%, 03/17/2032		8	8
5.65%, 06/11/2034		10	10
BUPA Finance plc, (United Kingdom), Reg. S, 5.00%, 10/12/2030	EUR	1,700	2,146
Caisse Nationale de Reassurance Mutuelle Agricole Groupama, (France), Reg. S, 0.75%, 07/07/2028	EUR	4,900	5,441
Chubb INA Holdings LLC,
1.55%, 03/15/2028	EUR	2,000	2,298
4.90%, 08/15/2035		1,320	1,328
5.00%, 03/15/2034		505	518
CNA Financial Corp.,
2.05%, 08/15/2030		2,500	2,250
5.13%, 02/15/2034		60	61
CNP Assurances SA, (France),
Reg. S, 0.38%, 03/08/2028	EUR	100	111
Reg. S, 1.25%, 01/27/2029	EUR	700	777
Reg. S, (EURIBOR 3 Month + 2.70%), 1.88%, 10/12/2053 (aa)	EUR	300	302
Reg. S, (EURIBOR 3 Month + 3.00%), 2.00%, 07/27/2050 (aa)	EUR	100	110
Reg. S, 2.75%, 02/05/2029	EUR	100	116
Reg. S, (EURIBOR 3 Month + 4.60%), 4.50%, 06/10/2047 (aa)	EUR	200	240
Reg. S, (EURIBOR 3 Month + 3.37%), 4.88%, 07/16/2054 (aa)	EUR	100	123
Reg. S, (EURIBOR 3 Month + 3.45%), 5.25%, 07/18/2053 (aa)	EUR	300	376
Corebridge Financial, Inc.,
3.90%, 04/05/2032		64	61
4.35%, 04/05/2042		155	133

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Insurance — continued
(CMT Index 5 Year + 3.85%), 6.88%, 12/15/2052 (aa)		50	51
Credit Agricole Assurances SA, (France), Reg. S, (EUR Swap Rate 5 Year + 5.35%), 4.75%, 09/27/2048 (aa)	EUR	1,700	2,077
Everest Reinsurance Holdings, Inc.,
3.13%, 10/15/2052		110	70
3.50%, 10/15/2050		2,030	1,417
Fairfax Financial Holdings Ltd., (Canada),
Reg. S, 2.75%, 03/29/2028	EUR	2,800	3,266
3.38%, 03/03/2031		2,010	1,899
4.85%, 04/17/2028		35	36
5.63%, 08/16/2032		475	496
5.75%, 05/20/2035		500	519
6.00%, 12/07/2033		30	32
6.10%, 03/15/2055		31	31
6.35%, 03/22/2054		60	62
Fidelity National Financial, Inc.,
3.20%, 09/17/2051		20	13
3.40%, 06/15/2030		10	9
4.50%, 08/15/2028		10	10
First American Financial Corp., 5.45%, 09/30/2034		63	63
Groupe des Assurances du Credit Mutuel SADIR, (France), Reg. S, 3.75%, 04/30/2029	EUR	2,200	2,637
Jackson Financial, Inc., 4.00%, 11/23/2051		11	8
Legal & General Finance plc, (United Kingdom), Reg. S, 5.88%, 04/05/2033	GBP	425	607
Legal & General Group plc, (United Kingdom),
Reg. S, (UK Gilts 5 Year + 5.25%), 4.50%, 11/01/2050 (aa)	GBP	825	1,083
Reg. S, (UK Gilts 5 Year + 4.65%), 5.13%, 11/14/2048 (aa)	GBP	600	816
Liberty Mutual Group, Inc.,
3.95%, 10/15/2050 (e)		875	650
5.50%, 06/15/2052 (e)		450	422
Lincoln Financial Global Funding, 5.30%, 01/13/2030 (e)		890	921
M&G plc, (United Kingdom), Reg. S, (UK Gilts 5 Year + 4.16%), 5.56%, 07/20/2055 (aa)	GBP	825	1,079
Markel Group, Inc.,
3.45%, 05/07/2052		1,000	679
6.00%, 05/16/2054		40	40
Marsh & McLennan Cos., Inc.,
5.00%, 03/15/2035		1,210	1,228
5.40%, 03/15/2055		920	890
MetLife, Inc., Series G, (CMT Index 5 Year + 2.08%), 6.35%, 03/15/2055 (aa)		80	84

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2025	SIX CIRCLES TRUST	83

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2025 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Long Positions — continued
Corporate Bonds — continued
Insurance — continued
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, (Germany), Reg. S, (EURIBOR 3 Month + 3.40%), 3.25%, 05/26/2049 (aa)	EUR	2,600	3,068
Mutual of Omaha Cos. Global Funding, 4.75%, 10/15/2029 (e)		1,660	1,687
Mutuelle Assurance Des Commercants et Industriels de France et Des Cadres et Sal, (France), Reg. S, 0.63%, 06/21/2027	EUR	1,900	2,160
Old Republic International Corp., 3.85%, 06/11/2051		15	11
Primerica, Inc., 2.80%, 11/19/2031		35	32
Protective Life Global Funding,
4.77%, 12/09/2029 (e)		2,500	2,544
Reg. S, 5.08%, 04/15/2031	GBP	3,000	4,118
Prudential Financial, Inc.,
(IBOR USD 3 Month + 2.67%), 5.70%, 09/15/2048 (aa)		40	40
(CMT Index 5 Year + 2.85%), 6.75%, 03/01/2053 (aa)		40	43
Prudential Funding Asia plc, (United Kingdom), 5.88%, 05/11/2029	GBP	1,500	2,103
Reinsurance Group of America, Inc., 5.75%, 09/15/2034		57	60
RenaissanceRe Holdings Ltd., (Bermuda), 5.75%, 06/05/2033		52	55
Talanx AG, (Germany),
Reg. S, (EURIBOR 3 Month + 2.55%), 1.75%, 12/01/2042 (aa)	EUR	2,000	2,082
Reg. S, (EURIBOR 3 Month + 2.45%), 2.25%, 12/05/2047 (aa)	EUR	2,700	3,131
Reg. S, 4.00%, 10/25/2029	EUR	3,200	3,891
Travelers Cos., Inc. (The),
5.05%, 07/24/2035		1,505	1,531
5.45%, 05/25/2053		20	20
5.70%, 07/24/2055		145	149
UNIQA Insurance Group AG, (Austria),
Reg. S, 1.38%, 07/09/2030	EUR	500	546
Reg. S, (EURIBOR 3 Month + 5.82%), 6.00%, 07/27/2046 (aa)	EUR	500	596
Unum Group,
4.00%, 06/15/2029		1,700	1,683
4.13%, 06/15/2051		1,754	1,334
5.75%, 08/15/2042		5	5
6.00%, 06/15/2054		36	35
W R Berkley Corp., 4.00%, 05/12/2050		700	536
Willis North America, Inc.,
4.65%, 06/15/2027		30	30
5.35%, 05/15/2033		3	3

			83,684

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Investment Companies — 0.1%
Ares Capital Corp.,
2.15%, 07/15/2026		6	6
2.88%, 06/15/2028		25	24
5.50%, 09/01/2030		100	101
5.95%, 07/15/2029		55	56
Blackstone Secured Lending Fund, 5.30%, 06/30/2030		10	10
Blue Owl Technology Finance Corp.,
6.10%, 03/15/2028 (e)		40	40
6.75%, 04/04/2029		40	41
CDP Reti SpA, (Italy),
Reg. S, 3.88%, 09/04/2031	EUR	200	241
Reg. S, 5.88%, 10/25/2027	EUR	500	617
Golub Capital BDC, Inc., 2.50%, 08/24/2026		5	5
Golub Capital Private Credit Fund, 5.45%, 08/15/2028 (e)		50	50
Investor AB, (Sweden), Reg. S, 0.38%, 10/29/2035	EUR	425	365
JAB Holdings BV, (Netherlands), Reg. S, 5.00%, 06/12/2033	EUR	3,900	4,896
Main Street Capital Corp., 5.40%, 08/15/2028		29	29
MDGH GMTN RSC Ltd., (United Arab Emirates),
Reg. S, 0.38%, 03/10/2027	EUR	1,000	1,142
Reg. S, 1.00%, 03/10/2034	EUR	600	574
Temasek Financial I Ltd., (Singapore),
Reg. S, 1.50%, 03/01/2028	EUR	4,700	5,398
Reg. S, 2.05%, 07/30/2035	CNH	1,000	139
Reg. S, 3.20%, 02/06/2029	CNH	10,000	1,482
Reg. S, 3.25%, 02/15/2027	EUR	1,500	1,777

			16,993

Private Equity — 0.0% (g)
3i Group plc, (United Kingdom),
Reg. S, 4.88%, 06/14/2029	EUR	126	156
Reg. S, 5.75%, 12/03/2032	GBP	350	493
Hercules Capital, Inc., 6.00%, 06/16/2030		80	81
ICG plc, (United Kingdom), Reg. S, 1.63%, 02/17/2027	EUR	1,000	1,160

			1,890

Real Estate — 0.4%
Affinity Sutton Capital Markets plc, (United Kingdom), Reg. S, 5.98%, 09/17/2038	GBP	1,000	1,385
Akelius Residential Property Financing BV, (Netherlands), Reg. S, 1.00%, 01/17/2028	EUR	500	565
Aroundtown SA, (Luxembourg), Reg. S, 0.00%, 07/16/2026	EUR	3,800	4,405
Blackstone Property Partners Europe Holdings Sarl, (Luxembourg),
Reg. S, 1.63%, 04/20/2030	EUR	1,000	1,087

SEE NOTES TO FINANCIAL STATEMENTS.

84	SIX CIRCLES TRUST	DECEMBER 31, 2025

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Long Positions — continued
Corporate Bonds — continued
Real Estate — continued
Reg. S, 1.75%, 03/12/2029	EUR	2,500	2,809
Reg. S, 2.63%, 10/20/2028	GBP	1,075	1,369
CBRE Services, Inc.,
5.50%, 06/15/2035		110	114
5.95%, 08/15/2034		63	67
Clarion Funding plc, (United Kingdom),
Reg. S, 1.25%, 11/13/2032	GBP	1,000	1,064
Reg. S, 1.88%, 09/07/2051	GBP	500	312
Reg. S, 2.63%, 01/18/2029	GBP	200	255
ELM BV for Swiss Prime Site AG, (Netherlands), Reg. S, 3.13%, 10/01/2031	EUR	10,000	11,538
Heimstaden Bostad AB, (Sweden), Reg. S, 1.13%, 01/21/2026	EUR	1,200	1,409
Heimstaden Bostad Treasury BV, (Netherlands), 1.38%, 03/03/2027	EUR	600	694
Hexagon Housing Association Ltd., (United Kingdom), Reg. S, 3.63%, 04/22/2048	GBP	1,000	931
HOWOGE Wohnungsbaugesellschaft mbH, (Germany),
Reg. S, 0.63%, 11/01/2028	EUR	400	441
Reg. S, 1.13%, 11/01/2033	EUR	100	98
Reg. S, 3.88%, 06/05/2030	EUR	300	361
IWG US Finance LLC, Reg. S, 5.13%, 05/14/2032	EUR	431	514
Logicor Financing Sarl, (Luxembourg),
Reg. S, 0.88%, 01/14/2031	EUR	500	516
Reg. S, 1.63%, 07/15/2027	EUR	500	579
Reg. S, 1.63%, 01/17/2030	EUR	200	220
Reg. S, 2.00%, 01/17/2034	EUR	100	100
Reg. S, 3.25%, 11/13/2028	EUR	100	119
Reg. S, 3.75%, 07/14/2032	EUR	200	232
Reg. S, 4.25%, 07/18/2029	EUR	200	243
London & Quadrant Housing Trust, (United Kingdom),
Reg. S, 2.00%, 10/20/2038	GBP	425	378
Reg. S, 2.13%, 03/31/2032	GBP	1,000	1,131
Reg. S, 2.63%, 02/28/2028	GBP	1,225	1,586
Reg. S, 2.75%, 07/20/2057	GBP	425	308
Reg. S, 3.13%, 02/28/2053	GBP	500	411
Meadowhall Finance plc, (United Kingdom), Series A1, Reg. S, 4.99%, 01/12/2032	GBP	20	27
Notting Hill Genesis, (United Kingdom),
Reg. S, 4.38%, 02/20/2054	GBP	500	511
Reg. S, 5.25%, 07/07/2042	GBP	1,000	1,230
Ontario Teachers’ Cadillac Fairview Properties Trust, (Canada),
2.50%, 10/15/2031 (e)		2,580	2,316
4.13%, 02/01/2029 (e)		2,100	2,094
Optivo Finance plc, (United Kingdom), Reg. S, 5.25%, 03/13/2043	GBP	1,000	1,245
Orbit Capital plc, (United Kingdom), Reg. S, 3.38%, 06/14/2048	GBP	1,325	1,205

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Real Estate — continued
P3 Group Sarl, (Luxembourg),
Reg. S, 1.63%, 01/26/2029	EUR	2,300	2,585
Reg. S, 3.75%, 04/02/2033	EUR	2,000	2,312
Reg. S, 4.00%, 04/19/2032	EUR	300	355
Reg. S, 4.63%, 02/13/2030	EUR	400	491
Registry Finance Pty Ltd., (Australia), Reg. S, 5.47%, 12/19/2031	AUD	200	134
Shurgard Luxembourg Sarl, (Luxembourg), Reg. S, 3.63%, 10/22/2034	EUR	2,100	2,390
Sirius Real Estate Ltd., (Guernsey), Reg. S, 1.75%, 11/24/2028	EUR	1,300	1,466
Telereal Securitisation plc, (United Kingdom), Series B4, 6.16%, 12/10/2031	GBP	34	47
Tesco Property Finance 1 plc, (United Kingdom), Reg. S, 7.62%, 07/13/2039	GBP	72	110
Trafford Centre Finance Ltd. (The), (Cayman Islands), Series A2, Reg. S, 6.50%, 07/28/2033	GBP	27	38
Vesteda Finance BV, (Netherlands), Reg. S, 0.75%, 10/18/2031	EUR	2,200	2,229
Vonovia SE, (Germany),
Reg. S, 0.63%, 07/09/2026	EUR	300	350
Reg. S, 1.00%, 01/28/2041	EUR	1,100	793

			57,169

REITS — 0.5%
Alexandria Real Estate Equities, Inc.,
1.88%, 02/01/2033		75	62
5.25%, 05/15/2036		295	292
5.50%, 10/01/2035		2,120	2,157
5.63%, 05/15/2054		1,240	1,166
Altarea SCA, (France), Reg. S, 5.50%, 10/02/2031	EUR	1,000	1,249
American Homes 4 Rent LP,
4.95%, 06/15/2030		830	848
5.25%, 03/15/2035		1,869	1,900
5.50%, 02/01/2034		33	34
5.50%, 07/15/2034		29	30
American Tower Corp.,
4.70%, 12/15/2032		903	905
5.20%, 02/15/2029		55	57
5.80%, 11/15/2028		26	27
Brixmor Operating Partnership LP,
4.05%, 07/01/2030		1,175	1,159
4.13%, 05/15/2029		940	937
5.20%, 04/01/2032		320	328
Crown Castle, Inc.,
2.10%, 04/01/2031		115	102
4.90%, 09/01/2029		95	96
5.20%, 09/01/2034		10	10
Equinix Europe 2 Financing Corp. LLC,
3.25%, 03/15/2031	EUR	3,596	4,173
5.50%, 06/15/2034		35	36

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2025	SIX CIRCLES TRUST	85

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2025 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Long Positions — continued
Corporate Bonds — continued
REITS — continued
Equinix, Inc.,
1.45%, 05/15/2026		20	20
2.90%, 11/18/2026		20	20
Extra Space Storage LP,
3.50%, 07/01/2026		13	13
5.35%, 01/15/2035		30	31
5.40%, 02/01/2034		15	15
5.70%, 04/01/2028		40	41
GLP Capital LP / GLP Financing II, Inc.,
3.25%, 01/15/2032		3,040	2,751
4.00%, 01/15/2030		800	778
5.25%, 02/15/2033		76	76
5.30%, 01/15/2029		400	407
5.63%, 09/15/2034		72	73
5.75%, 11/01/2037		66	66
6.25%, 09/15/2054		10	10
Healthcare Realty Holdings LP, 2.00%, 03/15/2031		80	70
Healthpeak OP LLC,
3.00%, 01/15/2030		1,400	1,327
4.75%, 01/15/2033		1,965	1,957
Host Hotels & Resorts LP,
5.50%, 04/15/2035		75	76
5.70%, 06/15/2032		105	110
5.70%, 07/01/2034		460	476
Series J, 2.90%, 12/15/2031		415	376
Invitation Homes Operating Partnership LP,
2.00%, 08/15/2031		48	42
4.15%, 04/15/2032		1,025	998
4.88%, 02/01/2035		110	109
4.95%, 01/15/2033		240	244
5.45%, 08/15/2030		10	10
Kimco Realty OP LLC,
2.70%, 10/01/2030		1,900	1,782
4.85%, 03/01/2035		700	698
Lineage Europe Finco BV, (Netherlands), 4.13%, 11/26/2031 (e)	EUR	4,000	4,635
Mercialys SA, (France), Reg. S, 2.50%, 02/28/2029	EUR	300	345
Merlin Properties Socimi SA, (Spain), Reg. S, 2.38%, 07/13/2027	EUR	300	352
Mid-America Apartments LP, 4.95%, 03/01/2035		40	40
National Health Investors, Inc., 3.00%, 02/01/2031		50	45
Omega Healthcare Investors, Inc., 3.25%, 04/15/2033		36	32
Praemia Healthcare SACA, (France), Reg. S, 5.50%, 09/19/2028	EUR	2,100	2,619
Prologis Euro Finance LLC, 3.25%, 09/22/2032	EUR	3,400	3,930
Prologis LP, 2.25%, 06/30/2029	GBP	1,600	2,019
Rayonier LP, 2.75%, 05/17/2031		9	8

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

REITS — continued
Realty Income Corp.,
1.63%, 12/15/2030	GBP	200	234
1.75%, 07/13/2033	GBP	1,100	1,181
3.10%, 12/15/2029		800	771
4.75%, 02/15/2029		30	30
5.00%, 10/15/2029	GBP	2,300	3,145
5.25%, 09/04/2041	GBP	1,500	1,889
SELP Finance Sarl, (Luxembourg), Reg. S, 3.75%, 08/10/2027	EUR	2,300	2,741
Simon International Finance SCA, (Luxembourg), Reg. S, 1.13%, 03/19/2033	EUR	500	495
Simon Property Group LP,
3.25%, 09/13/2049		2	1
4.25%, 10/01/2044		2	2
4.25%, 11/30/2046		3	3
5.85%, 03/08/2053		24	24
6.65%, 01/15/2054		12	14
Sun Communities Operating LP,
2.30%, 11/01/2028		1,785	1,699
2.70%, 07/15/2031		398	362
4.20%, 04/15/2032		2,520	2,450
UNITE Group plc (The), (United Kingdom), Reg. S, 5.63%, 06/25/2032	GBP	1,150	1,587
Ventas Realty LP,
5.00%, 02/15/2036		2,200	2,192
5.63%, 07/01/2034		90	94
VICI Properties LP,
4.95%, 02/15/2030		2,445	2,476
5.13%, 05/15/2032		33	33
5.63%, 04/01/2035		19	20
6.13%, 04/01/2054		6	6
VICI Properties LP / VICI Note Co., Inc.,
3.88%, 02/15/2029 (e)		215	211
5.75%, 02/01/2027 (e)		1,425	1,441
Welltower OP LLC,
2.05%, 01/15/2029		99	93
2.75%, 01/15/2031		50	47
2.80%, 06/01/2031		65	60
3.10%, 01/15/2030		2,472	2,373
3.85%, 06/15/2032		40	39
4.25%, 04/15/2028		4	4
4.50%, 12/01/2034	GBP	300	383
4.80%, 11/20/2028	GBP	1,650	2,241
5.13%, 07/01/2035		2,300	2,351
WP Carey, Inc.,
2.25%, 04/01/2033		1,000	845
3.70%, 11/19/2034	EUR	2,000	2,275
4.25%, 07/23/2032	EUR	2,100	2,533

			78,514

SEE NOTES TO FINANCIAL STATEMENTS.

86	SIX CIRCLES TRUST	DECEMBER 31, 2025

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Long Positions — continued
Corporate Bonds — continued
Savings & Loans — 0.0% (g)
Co-Operative Bank Holdings plc (The), (United Kingdom), Reg. S, (GBP Swap Rate 1 Year + 2.08%), 5.58%, 09/19/2028 (aa)	GBP	2,200	3,025
Nationwide Building Society, (United Kingdom),
Reg. S, 1.38%, 06/29/2032	EUR	1,785	1,895
Reg. S, 3.31%, 05/02/2034	EUR	120	141
Skipton Building Society, (United Kingdom), Reg. S, 3.25%, 06/18/2029	EUR	1,800	2,148
Yorkshire Building Society, (United Kingdom),
Reg. S, 0.01%, 11/16/2028	EUR	100	109
Reg. S, 2.75%, 01/28/2030	EUR	100	117

			7,435

Total Financial			986,919

Government — 0.7%
Multi-National — 0.7%
African Development Bank, (Supranational),
0.50%, 03/21/2029	EUR	3,500	3,860
0.88%, 05/24/2028	EUR	400	454
2.25%, 09/14/2029	EUR	2,000	2,325
4.13%, 05/13/2030		390	389
Asian Development Bank, (Supranational),
Reg. S, 0.00%, 10/24/2029	EUR	5,000	5,348
Reg. S, 0.03%, 01/31/2030	EUR	3,550	3,764
Reg. S, 0.90%, 07/29/2030		1,600	1,382
4.38%, 01/14/2028		25	25
4.50%, 08/25/2028		150	154
6.22%, 08/15/2027		100	103
Asian Infrastructure Investment Bank (The), (Supranational), 4.50%, 01/16/2030		90	92
Council Of Europe Development Bank, (Supranational),
Reg. S, 0.00%, 01/20/2031	EUR	5,000	5,118
Reg. S, 0.25%, 01/19/2032	EUR	3,000	3,015
Reg. S, 0.63%, 01/30/2029	EUR	1,500	1,666
Dexia SA, (France),
Reg. S, 0.00%, 01/21/2028	EUR	1,300	1,454
Reg. S, 0.01%, 01/22/2027	EUR	500	574
Reg. S, 0.63%, 01/17/2026	EUR	600	705
Reg. S, 1.00%, 10/18/2027	EUR	300	344
Reg. S, 2.75%, 01/18/2029	EUR	700	824
Reg. S, 3.13%, 06/01/2028	EUR	600	714
Reg. S, 4.63%, 10/22/2028	GBP	400	545
Eurofima Europaeische Gesellschaft fuer die Finanzierung von Eisenbahnmaterial, (Supranational),
4.55%, 03/30/2027	CAD	500	371
5.50%, 06/07/2032	GBP	300	424
European Investment Bank, (Supranational),
Zero Coupon, 05/28/2037 (e)	CAD	150	67

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Multi-National — continued
0.05%, 01/16/2030	EUR	7,900	8,423
0.20%, 03/17/2036	EUR	4,000	3,493
0.25%, 09/14/2029	EUR	15,000	16,287
Reg. S, 0.25%, 06/15/2040	EUR	3,950	2,932
Reg. S, 0.50%, 11/13/2037	EUR	2,000	1,710
0.88%, 09/13/2047	EUR	200	136
Reg. S, 1.00%, 03/14/2031	EUR	10,000	10,823
Reg. S, 1.00%, 04/14/2032	EUR	3,275	3,465
2.75%, 09/13/2030	EUR	230	272
Reg. S, 3.63%, 03/14/2042	EUR	2,025	2,370
3.75%, 11/15/2029		145	146
Reg. S, 3.88%, 06/08/2037	GBP	3,000	3,753
4.38%, 03/19/2027		200	202
4.63%, 02/12/2035		190	197
5.00%, 04/15/2039	GBP	3,500	4,807
Series 1981, 2.63%, 03/15/2035	EUR	40	45
FMS Wertmanagement, (Germany), Reg. S, 0.38%, 04/29/2030	EUR	1,200	1,275
Inter-American Development Bank, (Supranational),
0.88%, 04/20/2026		200	198
2.38%, 08/03/2029	GBP	1,000	1,279
3.63%, 09/17/2031		145	143
4.30%, 07/03/2028		250	252
6.75%, 07/15/2027		700	728
International Development Association, (Supranational),
Reg. S, 0.00%, 10/19/2026	EUR	1,000	1,156
Reg. S, 0.35%, 04/22/2036	EUR	3,500	3,060
Reg. S, 0.70%, 01/17/2042	EUR	1,000	755
International Finance Corp., (Supranational),
SUB, 2.50%, 03/15/2026		10	10
SUB, 3.50%, 05/15/2026		150	150
North American Development Bank, (Supranational), Reg. S, 0.20%, 11/28/2028	CHF	200	250

			102,034

Municipal — 0.0% (g)
Transport for London, (United Kingdom),
Reg. S, 3.88%, 07/23/2042	GBP	140	154
Reg. S, 4.00%, 09/12/2033	GBP	300	380
Reg. S, 4.00%, 04/07/2064	GBP	300	299
4.65%, 12/19/2031	GBP	900	1,202
Reg. S, 5.75%, 10/01/2041	GBP	200	275

			2,310

Regional (State/Province) — 0.0% (g)
KAF Kaerntner Ausgleichszahlungs-Fonds, (Austria), Reg. S, Zero Coupon, 01/14/2032	EUR	1,560	1,482

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2025	SIX CIRCLES TRUST	87

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2025 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Long Positions — continued
Corporate Bonds — continued
Regional (State/Province) — continued
UK Municipal Bonds Agency Finance Co. DAC, (Ireland), Reg. S, 1.63%, 08/26/2060	GBP	100	50

			1,532

Total Government			105,876

Industrial — 1.0%
Aerospace/Defense — 0.2%
Airbus SE, (Netherlands),
Reg. S, 1.38%, 05/13/2031	EUR	2,500	2,685
Reg. S, 1.63%, 06/09/2030	EUR	808	901
BAE Systems plc, (United Kingdom), 1.90%, 02/15/2031 (e)		1,350	1,199
Boeing Co. (The),
2.20%, 02/04/2026		3,000	2,994
3.45%, 11/01/2028		10	10
5.71%, 05/01/2040		2,345	2,400
5.81%, 05/01/2050		50	49
6.30%, 05/01/2029		20	21
6.39%, 05/01/2031		30	33
6.53%, 05/01/2034		112	124
7.01%, 05/01/2064		1,329	1,515
GE Capital International Funding Co. Unlimited Co., (Ireland), 4.42%, 11/15/2035		200	196
General Dynamics Corp.,
2.25%, 06/01/2031		36	33
4.25%, 04/01/2040		2	2
General Electric Co.,
1.50%, 05/17/2029	EUR	3,472	3,925
2.13%, 05/17/2037	EUR	2,000	1,993
Hexcel Corp.,
4.20%, 02/15/2027		25	25
5.88%, 02/26/2035		53	56
L3Harris Technologies, Inc., 5.40%, 07/31/2033		1,600	1,669
Lockheed Martin Corp., 4.70%, 12/15/2031		80	82
MTU Aero Engines AG, (Germany), Reg. S, 3.88%, 09/18/2031	EUR	5,121	6,223
Northrop Grumman Corp., 5.25%, 07/15/2035		65	68
RTX Corp., 6.40%, 03/15/2054		57	63
Safran SA, (France), Reg. S, 0.75%, 03/17/2031	EUR	5,700	5,999
Thales SA, (France), Reg. S, 1.00%, 05/15/2028	EUR	1,900	2,154

			34,419

Building Materials — 0.1%
Carlisle Cos., Inc., 5.55%, 09/15/2040		13	13
Carrier Global Corp., 4.13%, 05/29/2028	EUR	1,600	1,936
CRH America Finance, Inc., 5.50%, 01/09/2035		200	209

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Building Materials — continued
CRH Finance UK plc, (United Kingdom), Reg. S, 4.13%, 12/02/2029	GBP	1,500	1,997
Eagle Materials, Inc., 2.50%, 07/01/2031		61	56
Heidelberg Materials AG, (Germany), Reg. S, 3.75%, 05/31/2032	EUR	295	355
Heidelberg Materials Finance Luxembourg SA, (Luxembourg), Reg. S, 3.00%, 07/10/2030	EUR	970	1,137
Holcim Sterling Finance Netherlands BV, (Netherlands), Reg. S, 2.25%, 04/04/2034	GBP	1,900	2,078
Johnson Controls International plc / Tyco Fire & Security Finance SCA, (Ireland), 3.13%, 12/11/2033	EUR	1,000	1,135
Kingspan Securities Ireland DAC, (Ireland), Reg. S, 3.50%, 10/31/2031	EUR	3,850	4,523
Lennox International, Inc., 5.50%, 09/15/2028		49	51
Martin Marietta Materials, Inc.,
3.20%, 07/15/2051		16	11
5.15%, 12/01/2034		730	746
5.50%, 12/01/2054		25	25
Owens Corning, 3.95%, 08/15/2029		500	496
Trane Technologies Financing Ltd., (Ireland), 4.50%, 03/21/2049		5	4
Vulcan Materials Co., 3.50%, 06/01/2030		60	58

			14,830

Electrical Components & Equipment — 0.1%
ABB Finance BV, (Netherlands),
Reg. S, 0.00%, 01/19/2030	EUR	635	665
Reg. S, 3.38%, 01/16/2031	EUR	2,657	3,171
Reg. S, 3.38%, 01/15/2034	EUR	3,100	3,644
Legrand SA, (France), Reg. S, 3.63%, 03/19/2035	EUR	5,000	5,877
Prysmian SpA, (Italy), Reg. S, 3.88%, 11/28/2031	EUR	2,244	2,698
Signify NV, (Netherlands), Reg. S, 2.38%, 05/11/2027	EUR	175	204

			16,259

Electronics — 0.1%
Amphenol Corp.,
3.13%, 06/16/2032	EUR	5,571	6,473
5.30%, 11/15/2055		75	72
Assa Abloy AB, (Sweden), Reg. S, 4.13%, 09/13/2035	EUR	250	305
Fortive Corp., 3.70%, 08/15/2029	EUR	2,600	3,120
Honeywell International, Inc.,
1.75%, 09/01/2031		145	127
4.13%, 11/02/2034	EUR	3,700	4,460
4.70%, 02/01/2030		90	92
5.25%, 03/01/2054		73	69
5.35%, 03/01/2064		18	17

SEE NOTES TO FINANCIAL STATEMENTS.

88	SIX CIRCLES TRUST	DECEMBER 31, 2025

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Long Positions — continued
Corporate Bonds — continued
Electronics — continued
Hubbell, Inc., 2.30%, 03/15/2031		59	54
Jabil, Inc.,
1.70%, 04/15/2026		20	20
3.00%, 01/15/2031		22	21
5.45%, 02/01/2029		40	41
Keysight Technologies, Inc., 4.95%, 10/15/2034		50	50
Trimble, Inc., 6.10%, 03/15/2033		161	174
Tyco Electronics Group SA, (Luxembourg), 5.00%, 05/09/2035		220	223

			15,318

Engineering & Construction — 0.1%
Aena SME SA, (Spain), Reg. S, 4.25%, 10/13/2030	EUR	200	247
Aeroports de Paris SA, (France),
Reg. S, 1.00%, 01/05/2029	EUR	500	558
Reg. S, 1.13%, 06/18/2034	EUR	200	192
Reg. S, 1.50%, 07/02/2032	EUR	900	940
Reg. S, 2.75%, 06/05/2028	EUR	100	118
Reg. S, 3.38%, 05/16/2031	EUR	100	118
Reg. S, 3.50%, 03/20/2033	EUR	400	467
Reg. S, 3.75%, 03/20/2036	EUR	200	234
Bouygues SA, (France), Reg. S, 3.25%, 06/30/2037	EUR	1,200	1,338
DAA Finance plc, (Ireland), Reg. S, 1.60%, 11/05/2032	EUR	400	418
Ferrovial Emisiones SA, (Spain), Reg. S, 0.54%, 11/12/2028	EUR	500	553
Ferrovial SE, (Netherlands), Reg. S, 4.38%, 09/13/2030	EUR	1,600	1,980
Heathrow Funding Ltd., (Jersey),
Reg. S, 4.63%, 10/31/2046	GBP	325	358
Reg. S, 6.45%, 12/10/2031	GBP	225	326
Reg. S, 6.75%, 12/03/2026	GBP	150	207
HOCHTIEF AG, (Germany),
Reg. S, 0.63%, 04/26/2029	EUR	125	136
Reg. S, 4.25%, 05/31/2030	EUR	3,469	4,253
Jacobs Engineering Group, Inc., 6.35%, 08/18/2028		870	915
Royal Schiphol Group NV, (Netherlands),
Reg. S, 0.38%, 09/08/2027	EUR	300	341
Reg. S, 0.75%, 04/22/2033	EUR	200	194
Reg. S, 0.88%, 09/08/2032	EUR	400	404
Reg. S, 3.38%, 09/17/2036	EUR	390	443

			14,740

Environmental Control — 0.0% (g)
Orano SA, (France),
Reg. S, 2.75%, 03/08/2028	EUR	200	235
Reg. S, 4.00%, 03/12/2031	EUR	200	239
Reg. S, 5.38%, 05/15/2027	EUR	200	242
Republic Services, Inc., 5.00%, 04/01/2034		70	72

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Environmental Control — continued
Waste Connections, Inc., (Canada),
2.60%, 02/01/2030		200	189
3.20%, 06/01/2032		10	9
4.20%, 01/15/2033		20	20
Waste Management, Inc.,
2.00%, 06/01/2029		4	4
4.63%, 02/15/2033		19	19
4.65%, 03/15/2030		65	66
4.95%, 07/03/2031		130	135
5.35%, 10/15/2054		60	59

			1,289

Hand/Machine Tools — 0.0% (g)
Snap-on, Inc., 3.10%, 05/01/2050		10	7

Machinery — Construction & Mining — 0.1%
Eaton Capital ULC, (Ireland),
Reg. S, 0.58%, 03/08/2030	EUR	484	515
Reg. S, 3.80%, 05/21/2036	EUR	3,691	4,346
Siemens Energy Finance BV, (Netherlands), Reg. S, 4.25%, 04/05/2029	EUR	1,300	1,583

			6,444

Machinery — Diversified — 0.0% (g)
Highland Holdings Sarl, (Luxembourg), 2.88%, 11/19/2027	EUR	2,400	2,831
IDEX Corp., 4.95%, 09/01/2029		660	674
Ingersoll Rand, Inc., 5.40%, 08/14/2028		230	238
Nordson Corp., 5.60%, 09/15/2028		95	98
Regal Rexnord Corp., 6.05%, 02/15/2026		620	621
Weir Group, Inc., 5.35%, 05/06/2030 (e)		600	617
Westinghouse Air Brake Technologies Corp., 5.61%, 03/11/2034		53	56

			5,135

Miscellaneous Manufacturers — 0.1%
3M Co., 1.75%, 05/15/2030	EUR	2,050	2,280
Alfa Laval Treasury International AB, (Sweden), Reg. S, 3.13%, 09/18/2031	EUR	2,050	2,374
Eaton Corp., 4.15%, 11/02/2042		38	33
Illinois Tool Works, Inc.,
3.25%, 05/17/2028	EUR	2,100	2,507
3.38%, 05/17/2032	EUR	4,100	4,839
Parker-Hannifin Corp., 2.90%, 03/01/2030	EUR	3,329	3,887
Pentair Finance Sarl, (Luxembourg), 4.50%, 07/01/2029		2,000	2,010
Teledyne Technologies, Inc., 1.60%, 04/01/2026		20	20
Textron, Inc.,
2.45%, 03/15/2031		1,000	907
5.50%, 05/15/2035		7	7

			18,864

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2025	SIX CIRCLES TRUST	89

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2025 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Long Positions — continued
Corporate Bonds — continued
Packaging & Containers — 0.0% (g)
Berry Global, Inc.,
5.50%, 04/15/2028		615	634
5.65%, 01/15/2034		122	127
Smurfit Kappa Treasury ULC, (Ireland), 3.49%, 11/24/2031	EUR	1,900	2,231

			2,992

Shipbuilding — 0.0% (g)
Huntington Ingalls Industries, Inc., 5.35%, 01/15/2030		545	564

Transportation — 0.2%
bpost SA, (Belgium),
Reg. S, 3.29%, 10/16/2029	EUR	700	828
Reg. S, 3.48%, 06/19/2032	EUR	500	585
Brambles Finance plc, (United Kingdom), Reg. S, 4.25%, 03/22/2031	EUR	659	812
Burlington Northern Santa Fe LLC,
4.15%, 04/01/2045		10	8
4.55%, 09/01/2044		160	143
4.95%, 09/15/2041		700	678
5.20%, 04/15/2054		900	850
5.40%, 06/01/2041		20	20
Canadian National Railway Co., (Canada),
2.45%, 05/01/2050		370	220
6.13%, 11/01/2053		400	429
CSX Corp., 4.90%, 03/15/2055		10	9
Deutsche Bahn AG, (Germany),
Reg. S, 0.35%, 09/29/2031	EUR	700	713
Reg. S, 0.38%, 06/23/2029	EUR	200	218
Reg. S, 0.50%, 04/09/2027	EUR	140	161
Reg. S, 0.63%, 09/26/2028	EUR	200	224
Reg. S, 0.63%, 04/15/2036	EUR	350	311
Reg. S, 0.63%, 12/08/2050	EUR	500	268
Reg. S, 0.75%, 07/16/2035	EUR	200	185
Reg. S, 0.88%, 07/11/2031	EUR	200	211
Reg. S, 0.88%, 06/23/2039	EUR	200	165
Reg. S, 1.00%, 12/17/2027	EUR	300	344
Reg. S, 1.13%, 12/18/2028	EUR	300	339
Reg. S, 1.13%, 05/29/2051	EUR	512	320
Reg. S, 1.38%, 03/28/2031	EUR	200	219
Reg. S, 1.38%, 04/16/2040	EUR	250	217
Reg. S, 1.50%, 12/08/2032	EUR	200	213
Reg. S, 1.63%, 11/06/2030	EUR	200	224
Reg. S, 1.63%, 08/16/2033	EUR	89	94
Reg. S, 1.88%, 05/24/2030	EUR	300	341
1.99%, 07/08/2030	AUD	200	116
Reg. S, 2.75%, 03/19/2029	EUR	200	237
Reg. S, 3.25%, 05/19/2033	EUR	300	356
Reg. S, 3.38%, 04/24/2034	EUR	500	599
Reg. S, 3.50%, 09/20/2027	EUR	650	777
Reg. S, 3.63%, 12/18/2037	EUR	293	347
Reg. S, 3.88%, 10/13/2042	EUR	100	118
Reg. S, 4.00%, 11/23/2043	EUR	300	355
6.02%, 11/17/2033	AUD	1,200	828

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Transportation — continued
Series CB, Reg. S, (EUR Swap Rate 5 Year + 1.89%), 1.60%, 07/18/2029 (x) (aa)	EUR	1,500	1,644
East Japan Railway Co., (Japan), Reg. S, 4.50%, 01/25/2036	GBP	2,000	2,575
FedEx Corp., 5.25%, 05/15/2050		55	51
Ferrovie dello Stato Italiane SpA, (Italy),
Reg. S, 0.38%, 03/25/2028	EUR	300	336
Reg. S, 3.38%, 06/24/2032	EUR	300	351
Reg. S, 4.13%, 05/23/2029	EUR	300	366
Reg. S, 4.50%, 05/23/2033	EUR	500	627
Hamburger Hochbahn AG, (Germany), Reg. S, 0.13%, 02/24/2031	EUR	1,400	1,415
La Poste SA, (France),
Reg. S, 0.00%, 07/18/2029	EUR	400	425
Reg. S, 0.38%, 09/17/2027	EUR	100	113
Reg. S, 0.63%, 01/18/2036	EUR	200	173
Reg. S, 1.00%, 09/17/2034	EUR	500	474
Reg. S, 1.38%, 04/21/2032	EUR	1,300	1,363
Reg. S, 1.45%, 11/30/2028	EUR	300	341
Reg. S, 2.63%, 09/14/2028	EUR	200	235
Reg. S, 3.13%, 03/14/2033	EUR	200	231
Reg. S, 3.75%, 06/12/2030	EUR	200	242
Reg. S, 4.00%, 06/12/2035	EUR	400	482
Network Rail Infrastructure Finance plc, (United Kingdom),
Reg. S, 4.38%, 12/09/2030	GBP	390	532
4.75%, 11/29/2035	GBP	500	676
Norfolk Southern Corp., 5.95%, 03/15/2064		660	678
OeBB-Infrastruktur AG, (Austria),
2.25%, 05/28/2029	EUR	325	377
3.00%, 10/24/2033	EUR	500	583
Reg. S, 3.38%, 05/18/2032	EUR	400	479
Series 30, Reg. S, 3.50%, 10/19/2026	EUR	280	332
Poste Italiane SpA, (Italy), Reg. S, 0.50%, 12/10/2028	EUR	200	221
PostNL NV, (Netherlands), Reg. S, 4.00%, 10/02/2030	EUR	3,049	3,629
TOTE Maritime Alaska LLC, Series 45689, 6.37%, 04/15/2028		1,616	1,659
Transdev Group SA, (France),
Reg. S, 3.05%, 05/21/2028	EUR	200	235
Reg. S, 3.85%, 05/21/2032	EUR	200	236
Union Pacific Corp., 3.80%, 04/06/2071		12	8
United Parcel Service, Inc.,
5.25%, 05/14/2035		28	29
5.95%, 05/14/2055		19	20
VR-Yhtymae OYJ, (Finland), Reg. S, 2.38%, 05/30/2029	EUR	100	115

			34,335

SEE NOTES TO FINANCIAL STATEMENTS.

90	SIX CIRCLES TRUST	DECEMBER 31, 2025

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Long Positions — continued
Corporate Bonds — continued
Trucking & Leasing — 0.0% (g)
Penske Truck Leasing Co. LP / PTL Finance Corp.,
4.40%, 07/01/2027 (e)		730	732
5.55%, 05/01/2028 (e)		1,135	1,168
5.75%, 05/24/2026 (e)		860	864
6.05%, 08/01/2028 (e)		660	688

			3,452

Total Industrial			168,648

Technology — 0.2%
Computers — 0.0% (g)
Accenture Capital, Inc.,
4.25%, 10/04/2031		65	65
4.50%, 10/04/2034		595	588
Amdocs Ltd., (Guernsey), 2.54%, 06/15/2030		62	57
Apple, Inc.,
2.55%, 08/20/2060		5	3
2.85%, 08/05/2061		58	35
3.75%, 09/12/2047		1,000	792
CGI, Inc., (Canada),
1.45%, 09/14/2026		60	59
4.95%, 03/14/2030 (e)		70	71
Fortinet, Inc., 2.20%, 03/15/2031		20	18
Genpact UK Finco plc / Genpact USA, Inc., (United Kingdom), 4.95%, 11/18/2030		505	505
IBM International Capital Pte Ltd., (Singapore), 5.25%, 02/05/2044		100	97
International Business Machines Corp.,
1.20%, 02/11/2040	EUR	169	137
1.25%, 02/09/2034	EUR	1,000	989
4.00%, 06/20/2042		91	76
6.50%, 01/15/2028		40	42
Leidos, Inc.,
5.40%, 03/15/2032		10	10
5.50%, 03/15/2035		50	52
Teledyne FLIR LLC, 2.50%, 08/01/2030		75	69

			3,665

Office/Business & Equipment — 0.0% (g)
CDW LLC / CDW Finance Corp.,
2.67%, 12/01/2026		985	972
3.25%, 02/15/2029		68	66
3.57%, 12/01/2031		223	208
4.25%, 04/01/2028		12	12
5.10%, 03/01/2030		760	774

			2,032

Semiconductors — 0.1%
Analog Devices, Inc.,
2.10%, 10/01/2031		45	40
3.45%, 06/15/2027		30	30

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Semiconductors — continued
Broadcom, Inc.,
3.14%, 11/15/2035 (e)		3,235	2,792
3.19%, 11/15/2036 (e)		795	676
4.80%, 02/15/2036		930	919
5.05%, 07/12/2029		1,605	1,654
Foundry JV Holdco LLC,
6.20%, 01/25/2037 (e)		1,640	1,728
6.25%, 01/25/2035 (e)		975	1,036
Intel Corp.,
4.10%, 05/11/2047		660	501
4.88%, 02/10/2028		30	30
4.90%, 08/05/2052		260	216
5.70%, 02/10/2053		375	351
Micron Technology, Inc.,
5.80%, 01/15/2035		86	91
6.05%, 11/01/2035		175	187
NVIDIA Corp., 2.00%, 06/15/2031		15	14
NXP BV / NXP Funding LLC / NXP USA, Inc., (Multinational),
3.40%, 05/01/2030		1,000	965
3.88%, 06/18/2026		590	590
4.30%, 06/18/2029		16	16
Texas Instruments, Inc., 2.70%, 09/15/2051		30	18

			11,854

Software — 0.1%
Adobe, Inc., 2.30%, 02/01/2030		28	26
Atlassian Corp., 5.50%, 05/15/2034		45	47
Broadridge Financial Solutions, Inc., 2.60%, 05/01/2031		165	150
Electronic Arts, Inc., 1.85%, 02/15/2031		17	16
Fidelity National Information Services, Inc.,
2.00%, 05/21/2030	EUR	250	280
3.10%, 03/01/2041		80	59
Fiserv, Inc.,
3.00%, 07/01/2031	GBP	1,000	1,210
3.50%, 07/01/2029		170	165
4.55%, 02/15/2031		260	257
5.25%, 08/11/2035		305	305
5.35%, 03/15/2031		360	370
5.60%, 03/02/2033		780	806
5.63%, 08/21/2033		1,060	1,095
Microsoft Corp.,
2.50%, 09/15/2050		10	6
2.53%, 06/01/2050		1,105	678
MSCI, Inc.,
5.15%, 03/15/2036		24	24
5.25%, 09/01/2035		152	153
Oracle Corp.,
2.65%, 07/15/2026		30	30
2.95%, 04/01/2030		85	79
3.60%, 04/01/2050		885	554

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2025	SIX CIRCLES TRUST	91

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2025 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Long Positions — continued
Corporate Bonds — continued
Software — continued
3.65%, 03/25/2041		91	67
3.85%, 07/15/2036		280	234
3.95%, 03/25/2051		250	165
4.50%, 07/08/2044		10	8
4.70%, 09/27/2034		110	102
5.25%, 02/03/2032		90	90
5.50%, 08/03/2035		40	39
5.50%, 09/27/2064		20	16
6.13%, 08/03/2065		20	18
6.25%, 11/09/2032		70	73
6.90%, 11/09/2052		305	302
Roper Technologies, Inc.,
1.75%, 02/15/2031		77	68
2.95%, 09/15/2029		2	2
4.20%, 09/15/2028		37	37
Sage Group plc (The), (United Kingdom), Reg. S, 1.63%, 02/25/2031	GBP	2,000	2,327
SAP SE, (Germany), Reg. S, 0.38%, 05/18/2029	EUR	6,600	7,191
ServiceNow, Inc., 1.40%, 09/01/2030		5	4
Synopsys, Inc., 5.00%, 04/01/2032		1,106	1,131

			18,184

Total Technology			35,735

Utilities — 1.2%
Electric — 1.0%
A2A SpA, (Italy),
Reg. S, 0.63%, 07/15/2031	EUR	200	204
Reg. S, 1.00%, 07/16/2029	EUR	100	110
Reg. S, 1.00%, 11/02/2033	EUR	200	194
Reg. S, 1.50%, 03/16/2028	EUR	200	230
Reg. S, 1.63%, 10/19/2027	EUR	200	232
Reg. S, 3.63%, 01/30/2035	EUR	500	580
Reg. S, 4.38%, 02/03/2034	EUR	100	123
Reg. S, 4.50%, 09/19/2030	EUR	200	249
ACEA SpA, (Italy),
Reg. S, 0.25%, 07/28/2030	EUR	300	313
Reg. S, 0.50%, 04/06/2029	EUR	100	109
Reg. S, 1.75%, 05/23/2028	EUR	130	150
Reg. S, 3.88%, 01/24/2031	EUR	500	606
AEP Texas, Inc.,
4.70%, 05/15/2032		885	889
5.45%, 05/15/2029		510	529
Series I, 2.10%, 07/01/2030		2,600	2,370
AEP Transmission Co. LLC, 5.15%, 04/01/2034		10	10
Alabama Power Co.,
3.00%, 03/15/2052		10	6
3.13%, 07/15/2051		7	5
Algonquin Power & Utilities Corp., (Canada), SUB, 5.37%, 06/15/2026		475	477
Alliander NV, (Netherlands),
Reg. S, 0.38%, 06/10/2030	EUR	400	420

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Electric — continued
Reg. S, 0.88%, 06/24/2032	EUR	200	204
Reg. S, 2.63%, 09/09/2027	EUR	600	706
Reg. S, 3.00%, 05/06/2033	EUR	200	230
Reg. S, 3.00%, 10/07/2034	EUR	200	226
Reg. S, 3.25%, 06/13/2028	EUR	600	715
Reg. S, 3.50%, 05/06/2037	EUR	500	573
Reg. S, (ICE EURIBOR Swap Rate 5 Year + 1.72%), 4.13%, 07/02/2035 (x) (aa)	EUR	200	234
Alperia SpA, (Italy), Reg. S, 5.70%, 07/05/2028	EUR	100	124
Ameren Illinois Co.,
3.25%, 03/15/2050		1,200	825
5.55%, 07/01/2054		10	10
5.63%, 03/01/2055		40	40
American Electric Power Co., Inc.,
2.30%, 03/01/2030		5	4
(CMT Index 5 Year + 2.68%), 3.88%, 02/15/2062 (aa)		195	192
5.95%, 11/01/2032		10	11
Amprion GmbH, (Germany),
Reg. S, 0.63%, 09/23/2033	EUR	1,500	1,408
Reg. S, 3.97%, 09/22/2032	EUR	800	970
Appalachian Power Co.,
5.65%, 04/01/2034		10	10
Series BB, 4.50%, 08/01/2032		20	20
Series Z, 3.70%, 05/01/2050		5	4
Arizona Public Service Co.,
2.20%, 12/15/2031		10	9
2.60%, 08/15/2029		14	13
3.35%, 05/15/2050		10	7
5.55%, 08/01/2033		1,375	1,438
Atlantic City Electric Co., 4.00%, 10/15/2028		10	10
Baltimore Gas and Electric Co.,
2.90%, 06/15/2050		10	7
5.40%, 06/01/2053		18	17
5.65%, 06/01/2054		10	10
Berkshire Hathaway Energy Co.,
2.85%, 05/15/2051		50	31
4.25%, 10/15/2050		5	4
5.15%, 11/15/2043		13	13
Black Hills Corp., 2.50%, 06/15/2030		10	9
CenterPoint Energy Houston Electric LLC,
5.30%, 04/01/2053		10	10
Series AD, 2.90%, 07/01/2050		25	16
Series AJ, 4.85%, 10/01/2052		10	9
CenterPoint Energy, Inc.,
(CMT Index 5 Year + 2.59%), 6.70%, 05/15/2055 (aa)		35	36
Series A, (CMT Index 5 Year + 3.25%), 7.00%, 02/15/2055 (aa)		55	57
CEZ A/S, (Czech Republic), Reg. S, 2.38%, 04/06/2027	EUR	1,425	1,671

SEE NOTES TO FINANCIAL STATEMENTS.

92	SIX CIRCLES TRUST	DECEMBER 31, 2025

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Long Positions — continued
Corporate Bonds — continued
Electric — continued
Coentreprise de Transport d’Electricite SA, (France),
Reg. S, 1.50%, 07/29/2028	EUR	400	455
Reg. S, 2.13%, 07/29/2032	EUR	200	216
Reg. S, 3.75%, 01/17/2036	EUR	300	346
Commonwealth Edison Co.,
3.00%, 03/01/2050		5	3
4.00%, 03/01/2048		5	4
4.35%, 11/15/2045		980	836
Series 131, 2.75%, 09/01/2051		440	271
Series 132, 3.15%, 03/15/2032		60	56
Connecticut Light and Power Co. (The),
4.95%, 08/15/2034		338	341
Series A, 2.05%, 07/01/2031		905	805
Consolidated Edison Co. of New York, Inc.,
3.20%, 12/01/2051		50	33
3.60%, 06/15/2061		20	14
5.20%, 03/01/2033		10	11
6.15%, 11/15/2052		4	4
Series 20A, 3.35%, 04/01/2030		10	10
Series A, 4.13%, 05/15/2049		275	219
Series C, 4.30%, 12/01/2056		740	586
Consumers Energy Co.,
3.75%, 02/15/2050		5	4
4.20%, 09/01/2052		20	16
4.60%, 05/30/2029		10	10
4.70%, 01/15/2030		69	71
Dominion Energy South Carolina, Inc.,
4.60%, 06/15/2043		1,400	1,257
6.25%, 10/15/2053		505	545
Dominion Energy, Inc.,
(CMT Index 5 Year + 2.26%), 6.00%, 02/15/2056 (aa)		89	89
Series B, 4.85%, 08/15/2052		25	22
Series C, (CMT Index 5 Year + 3.20%), 4.35%, 01/15/2027 (x) (aa)		70	69
DTE Electric Co.,
2.95%, 03/01/2050		5	3
3.70%, 03/15/2045		1,100	863
Series B, 3.25%, 04/01/2051		20	14
DTE Energy Co.,
2.85%, 10/01/2026		30	30
4.95%, 07/01/2027		560	567
5.05%, 10/01/2035		80	80
Series C, 3.40%, 06/15/2029		19	19
Duke Energy Carolinas LLC,
3.55%, 03/15/2052		10	7
4.95%, 01/15/2033		10	10
5.35%, 01/15/2053		17	16
5.40%, 01/15/2054		93	91
Duke Energy Corp.,
2.45%, 06/01/2030		85	79
3.10%, 06/15/2028	EUR	2,150	2,543

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Electric — continued
3.50%, 06/15/2051		10	7
3.85%, 06/15/2034	EUR	2,200	2,563
4.50%, 08/15/2032		50	50
5.00%, 08/15/2052		30	26
Duke Energy Florida LLC, 3.00%, 12/15/2051		10	6
Duke Energy Indiana LLC,
5.25%, 03/01/2034		10	10
5.40%, 04/01/2053		25	24
Duke Energy Ohio, Inc.,
4.30%, 02/01/2049		10	8
5.55%, 03/15/2054		20	20
Duke Energy Progress LLC, 4.00%, 04/01/2052		20	16
E.ON International Finance BV, (Netherlands), Reg. S, 5.88%, 10/30/2037	GBP	1,000	1,367
EDP SA, (Portugal), Reg. S, 1.63%, 04/15/2027	EUR	200	233
EDP Servicios Financieros Espana SA, (Spain), Reg. S, 3.50%, 07/16/2030	EUR	235	281
Electricite de France SA, (France),
Reg. S, 1.00%, 11/29/2033	EUR	500	480
Reg. S, 1.88%, 10/13/2036	EUR	200	190
Reg. S, 2.00%, 12/09/2049	EUR	1,200	830
Reg. S, 3.25%, 05/07/2032	EUR	500	583
Reg. S, 3.75%, 06/05/2027	EUR	800	956
Reg. S, 3.88%, 01/12/2027	EUR	300	357
Reg. S, 4.00%, 05/07/2037	EUR	400	465
Reg. S, 4.13%, 06/17/2031	EUR	1,200	1,469
Reg. S, 4.25%, 01/25/2032	EUR	400	492
Reg. S, 4.38%, 10/12/2029	EUR	500	616
Reg. S, 4.38%, 06/17/2036	EUR	200	241
Reg. S, 4.50%, 11/12/2040	EUR	100	118
Reg. S, 4.63%, 01/25/2043	EUR	400	461
Reg. S, 4.63%, 05/07/2045	EUR	100	114
Reg. S, 4.75%, 10/12/2034	EUR	1,800	2,255
Reg. S, 4.75%, 06/17/2044	EUR	400	466
Reg. S, 5.50%, 03/27/2037	GBP	500	651
Reg. S, 5.63%, 02/21/2033	EUR	200	265
5.88%, 07/18/2031	GBP	465	657
Reg. S, 6.00%, 01/23/2114	GBP	600	716
Reg. S, 6.13%, 06/02/2034	GBP	600	841
Elia Group SA, (Belgium), Reg. S, 3.88%, 06/11/2031	EUR	5,900	7,055
Elia Transmission Belgium SA, (Belgium), Reg. S, 3.63%, 01/18/2033	EUR	5,400	6,433
Emera US Finance LP,
2.64%, 06/15/2031		10	9
4.75%, 06/15/2046		105	90
EnBW Energie Baden-Wuerttemberg AG, (Germany),
Reg. S, (EUR Swap Rate 5 Year + 1.65%), 1.38%, 08/31/2081 (aa)	EUR	100	112

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2025	SIX CIRCLES TRUST	93

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2025 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Long Positions — continued
Corporate Bonds — continued
Electric — continued
Reg. S, (ICE EURIBOR Swap Rate 5 Year + 1.73%), 1.63%, 08/05/2079 (aa)	EUR	100	115
Reg. S, (ICE EURIBOR Swap Rate 5 Year + 1.95%), 4.50%, 07/28/2055 (aa)	EUR	200	235
Reg. S, (ICE EURIBOR Swap Rate 5 Year + 2.66%), 5.25%, 01/23/2084 (aa)	EUR	500	621
EnBW International Finance BV, (Netherlands),
Reg. S, 0.13%, 03/01/2028	EUR	182	204
Reg. S, 0.50%, 03/01/2033	EUR	97	94
Reg. S, 1.88%, 10/31/2033	EUR	420	444
Reg. S, 3.00%, 05/20/2029	EUR	200	237
Reg. S, 3.50%, 07/24/2028	EUR	120	144
Reg. S, 3.50%, 07/22/2031	EUR	300	359
Reg. S, 3.75%, 11/20/2035	EUR	500	586
Reg. S, 3.85%, 05/23/2030	EUR	400	488
Reg. S, 4.00%, 01/24/2035	EUR	100	120
Reg. S, 4.00%, 07/22/2036	EUR	300	357
Reg. S, 4.05%, 11/22/2029	EUR	200	245
Reg. S, 4.30%, 05/23/2034	EUR	300	370
Reg. S, 6.13%, 07/07/2039	EUR	40	57
Enel Finance International NV, (Netherlands),
Reg. S, SUB, 0.75%, 06/17/2030	EUR	12,426	13,191
3.50%, 04/06/2028 (e)		1,300	1,283
e-netz Suedhessen AG, (Germany), 6.13%, 04/23/2041	EUR	100	135
Enexis Holding NV, (Netherlands),
Reg. S, 0.38%, 04/14/2033	EUR	400	379
Reg. S, 0.63%, 06/17/2032	EUR	100	100
Reg. S, 0.75%, 07/02/2031	EUR	334	346
Reg. S, 3.25%, 04/09/2033	EUR	500	584
Reg. S, 3.63%, 06/12/2034	EUR	200	237
Reg. S, 3.63%, 04/09/2037	EUR	200	231
Entergy Arkansas LLC,
2.65%, 06/15/2051		76	45
4.20%, 04/01/2049		10	8
Entergy Corp., (CMT Index 5 Year + 2.67%), 7.13%, 12/01/2054 (aa)		74	78
Entergy Louisiana LLC,
2.35%, 06/15/2032		30	26
3.05%, 06/01/2031		2,073	1,946
Entergy Texas, Inc.,
4.00%, 03/30/2029		15	15
5.00%, 09/15/2052		19	17
5.55%, 09/15/2054		30	29
ESB Finance DAC, (Ireland),
Reg. S, 1.00%, 07/19/2034	EUR	100	96
Reg. S, 1.13%, 06/11/2030	EUR	100	108
Reg. S, 1.75%, 02/07/2029	EUR	200	229
Reg. S, 1.88%, 06/14/2031	EUR	224	246
Reg. S, 2.13%, 06/08/2027	EUR	100	117
Reg. S, 2.13%, 11/05/2033	EUR	200	213

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Electric — continued
Reg. S, 3.75%, 01/25/2043	EUR	200	220
Reg. S, 4.00%, 10/03/2028	EUR	400	485
Reg. S, 4.00%, 05/03/2032	EUR	200	243
Reg. S, 4.25%, 03/03/2036	EUR	100	122
Eurogrid GmbH, (Germany),
Reg. S, 3.72%, 04/27/2030	EUR	2,000	2,407
Reg. S, 3.73%, 10/18/2035	EUR	1,400	1,622
Reg. S, 4.06%, 05/28/2037	EUR	1,600	1,885
Evergy Kansas Central, Inc., 3.45%, 04/15/2050		5	4
Evergy Metro, Inc., Series 2020, 2.25%, 06/01/2030		20	18
Evergy, Inc., (CMT Index 5 Year + 2.56%), 6.65%, 06/01/2055 (aa)		50	51
Eversource Energy,
3.38%, 03/01/2032		40	37
4.60%, 07/01/2027		100	101
5.13%, 05/15/2033		95	96
5.95%, 07/15/2034		95	100
EWE AG, (Germany),
Reg. S, 0.25%, 06/08/2028	EUR	200	221
Reg. S, 0.38%, 10/22/2032	EUR	390	375
Exelon Corp., 2.75%, 03/15/2027		20	20
Fingrid OYJ, (Finland), Reg. S, 3.25%, 03/20/2034	EUR	400	463
FirstEnergy Corp., Series C, 3.40%, 03/01/2050		10	7
Florida Power & Light Co.,
2.45%, 02/03/2032		20	18
2.88%, 12/04/2051		50	32
3.95%, 03/01/2048		500	401
5.30%, 04/01/2053		10	10
5.60%, 02/15/2066		165	163
5.80%, 03/15/2065		116	118
FLUVIUS System Operator CV, (Belgium),
Reg. S, 0.25%, 06/14/2028	EUR	200	222
Reg. S, 0.25%, 12/02/2030	EUR	300	307
Reg. S, 0.63%, 11/24/2031	EUR	100	101
Reg. S, 3.50%, 03/12/2035	EUR	400	459
Reg. S, 3.88%, 03/18/2031	EUR	300	363
Reg. S, 3.88%, 05/09/2033	EUR	3,600	4,306
Reg. S, 3.88%, 05/02/2034	EUR	300	357
Reg. S, 4.00%, 07/06/2032	EUR	200	241
Fortum OYJ, (Finland),
Reg. S, 2.13%, 02/27/2029	EUR	200	230
Reg. S, 4.50%, 05/26/2033	EUR	600	745
Georgia Power Co.,
4.70%, 05/15/2032		2,350	2,385
5.13%, 05/15/2052		17	16
Series B, 3.70%, 01/30/2050		10	8
Hera SpA, (Italy),
Reg. S, 0.25%, 12/03/2030	EUR	160	164
Reg. S, 0.88%, 07/05/2027	EUR	400	459

SEE NOTES TO FINANCIAL STATEMENTS.

94	SIX CIRCLES TRUST	DECEMBER 31, 2025

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Long Positions — continued
Corporate Bonds — continued
Electric — continued
Reg. S, 1.00%, 04/25/2034	EUR	200	190
Reg. S, 2.50%, 05/25/2029	EUR	200	233
Reg. S, 3.25%, 07/15/2031	EUR	300	352
Reg. S, 4.25%, 04/20/2033	EUR	100	122
Reg. S, 5.20%, 01/29/2028	EUR	200	247
Iberdrola International BV, (Netherlands), Series NC8, Reg. S, (EUR Swap Rate 5 Year + 2.57%), 2.25%, 01/28/2029 (x) (aa)	EUR	2,000	2,258
Ignitis Grupe AB, (Lithuania),
Reg. S, 1.88%, 07/10/2028	EUR	200	227
Reg. S, 2.00%, 05/21/2030	EUR	110	121
Interstate Power and Light Co., 3.50%, 09/30/2049		10	7
ITC Holdings Corp., 4.95%, 09/22/2027 (e)		1,170	1,186
Jersey Central Power & Light Co., 5.10%, 01/15/2035		670	679
Kentucky Utilities Co., 3.30%, 06/01/2050		5	3
Louisville Gas and Electric Co., 5.85%, 08/15/2055		20	20
MidAmerican Energy Co., 2.70%, 08/01/2052		5	3
Mississippi Power Co., Series B, 3.10%, 07/30/2051		10	7
National Grid Electricity Distribution South West plc, (United Kingdom), Reg. S, 5.88%, 03/25/2027	GBP	20	27
National Grid Electricity Transmission plc, (United Kingdom), Reg. S, 2.00%, 04/17/2040	GBP	425	365
National Grid plc, (United Kingdom),
5.42%, 01/11/2034		10	10
5.81%, 06/12/2033		140	149
Nevada Power Co., (CMT Index 5 Year + 1.94%), 6.25%, 05/15/2055 (aa)		45	46
NextEra Energy Capital Holdings, Inc.,
2.25%, 06/01/2030		1,180	1,086
2.75%, 11/01/2029		5	5
3.00%, 01/15/2052		205	130
4.69%, 09/01/2027		835	845
5.05%, 03/15/2030		50	52
5.30%, 03/15/2032		50	52
5.90%, 03/15/2055		10	10
(CMT Index 5 Year + 2.05%), 6.38%, 08/15/2055 (aa)		125	129
NIE Finance plc, (United Kingdom),
Reg. S, 5.75%, 12/07/2035	GBP	200	277
Reg. S, 5.88%, 12/01/2032	GBP	200	284
Northern Powergrid Yorkshire plc, (United Kingdom),
Reg. S, 5.13%, 05/04/2035	GBP	150	200
Reg. S, 6.13%, 04/01/2050	GBP	1,300	1,780

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Electric — continued
Northern States Power Co.,
2.25%, 04/01/2031		1,450	1,318
5.65%, 06/15/2054		1,350	1,363
5.65%, 05/15/2055		8	8
NRG Energy, Inc., 2.45%, 12/02/2027 (e)		2,275	2,199
NSTAR Electric Co., 4.55%, 06/01/2052		470	399
Oglethorpe Power Corp., 5.05%, 10/01/2048		10	9
Oklahoma Gas and Electric Co.,
4.15%, 04/01/2047		900	730
5.60%, 04/01/2053		5	5
Oncor Electric Delivery Co. LLC,
3.10%, 09/15/2049		10	7
3.70%, 05/15/2050		5	4
4.30%, 05/15/2028		20	20
Orsted A/S, (Denmark),
Reg. S, 2.25%, 06/14/2028	EUR	1,000	1,157
Reg. S, 5.75%, 04/09/2040	GBP	425	546
Pacific Gas and Electric Co.,
3.15%, 01/01/2026		65	65
3.50%, 08/01/2050		10	7
3.95%, 12/01/2047		900	671
4.30%, 03/15/2045		345	275
4.40%, 03/01/2032		24	23
4.50%, 07/01/2040		30	26
4.95%, 07/01/2050		505	428
5.25%, 03/01/2052		10	9
5.90%, 10/01/2054		10	10
6.10%, 01/15/2029		29	30
6.10%, 10/15/2055		10	10
6.75%, 01/15/2053		10	11
PacifiCorp.,
2.90%, 06/15/2052		720	423
3.30%, 03/15/2051		1,750	1,120
4.13%, 01/15/2049		165	123
4.15%, 02/15/2050		110	82
PECO Energy Co.,
2.80%, 06/15/2050		50	31
3.05%, 03/15/2051		435	285
4.60%, 05/15/2052		270	230
4.90%, 06/15/2033		1,640	1,679
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, (Indonesia), Reg. S, 1.88%, 11/05/2031	EUR	1,000	1,049
Potomac Electric Power Co., 5.50%, 03/15/2054		5	5
PPL Capital Funding, Inc., 4.13%, 04/15/2030		40	40
PPL Electric Utilities Corp.,
4.85%, 02/15/2034		1,015	1,028
5.25%, 05/15/2053		105	101
Public Service Co. of Colorado,
5.25%, 04/01/2053		10	9

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2025	SIX CIRCLES TRUST	95

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2025 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Long Positions — continued
Corporate Bonds — continued
Electric — continued
5.75%, 05/15/2054		665	668
Series 38, 4.10%, 06/01/2032		20	20
Series 39, 4.50%, 06/01/2052		20	17
Public Service Co. of Oklahoma,
5.20%, 01/15/2035		40	40
5.45%, 01/15/2036		60	62
Public Service Electric and Gas Co.,
1.90%, 08/15/2031		5	4
2.05%, 08/01/2050		10	5
3.00%, 03/01/2051		20	13
3.10%, 03/15/2032		30	28
3.65%, 09/01/2028		10	10
4.65%, 03/15/2033		10	10
4.85%, 08/01/2034		140	142
5.30%, 08/01/2054		6	6
5.45%, 03/01/2054		35	34
Series Q, 5.05%, 03/01/2035		25	26
Puget Energy, Inc.,
2.38%, 06/15/2028		1,030	986
4.22%, 03/15/2032		20	19
Puget Sound Energy, Inc., 5.33%, 06/15/2034		10	10
Redeia Corp. SA, (Spain), Reg. S, 3.38%, 07/09/2032	EUR	1,100	1,288
Resa SA, (Belgium), Reg. S, 3.50%, 05/22/2031	EUR	200	236
RTE Reseau de Transport d’Electricite SADIR, (France),
Reg. S, 0.63%, 07/08/2032	EUR	200	198
Reg. S, 0.75%, 01/12/2034	EUR	300	284
Reg. S, 1.13%, 07/08/2040	EUR	200	158
Reg. S, 1.13%, 09/09/2049	EUR	200	118
Reg. S, 1.50%, 09/27/2030	EUR	300	327
Reg. S, 1.88%, 10/23/2037	EUR	300	285
Reg. S, 2.00%, 04/18/2036	EUR	300	299
Reg. S, 2.13%, 09/27/2038	EUR	100	96
Reg. S, 2.63%, 07/08/2029	EUR	300	350
Reg. S, 3.50%, 12/07/2031	EUR	400	475
Reg. S, 3.50%, 04/30/2033	EUR	200	235
Reg. S, 3.50%, 10/02/2036	EUR	100	114
Reg. S, 3.75%, 07/04/2035	EUR	300	354
Reg. S, 3.75%, 04/30/2044	EUR	300	325
Reg. S, 4.00%, 07/08/2045	EUR	300	335
San Diego Gas & Electric Co., 4.15%, 05/15/2048		800	645
Sempra,
(CMT Index 5 Year + 2.63%), 6.38%, 04/01/2056 (aa)		205	210
(CMT Index 5 Year + 2.79%), 6.88%, 10/01/2054 (aa)		46	47
Southern California Edison Co.,
3.65%, 02/01/2050		355	249
4.00%, 04/01/2047		355	267

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Electric — continued
4.05%, 03/15/2042		900	718
4.65%, 10/01/2043		500	427
Series 20A, 2.95%, 02/01/2051		875	535
Series C, 4.13%, 03/01/2048		265	202
Southern Co. (The),
5.20%, 06/15/2033		20	20
5.70%, 10/15/2032		10	11
5.70%, 03/15/2034		5	5
Series 21-A, (CMT Index 5 Year + 2.92%), 3.75%, 09/15/2051 (aa)		10	10
Series A, 3.70%, 04/30/2030		15	15
Southwestern Electric Power Co.,
5.30%, 04/01/2033		20	21
Series N, 1.65%, 03/15/2026		10	10
Southwestern Public Service Co.,
3.70%, 08/15/2047		1,000	752
6.00%, 06/01/2054		25	26
Series 8, 3.15%, 05/01/2050		20	13
SP Transmission plc, (United Kingdom), Reg. S, 2.00%, 11/13/2031	GBP	100	117
State Grid Overseas Investment BVI Ltd., (British Virgin Islands), Reg. S, 1.30%, 08/05/2032	EUR	500	526
Statnett SF, (Norway), Reg. S, 3.63%, 10/21/2038	EUR	1,300	1,492
Stedin Holding NV, (Netherlands),
Reg. S, 0.50%, 11/14/2029	EUR	300	322
Reg. S, 1.38%, 09/19/2028	EUR	200	227
Reg. S, 2.38%, 06/03/2030	EUR	400	459
Reg. S, 3.00%, 11/03/2032	EUR	200	230
Reg. S, 3.38%, 02/12/2037	EUR	400	454
Tampa Electric Co., 4.30%, 06/15/2048		10	8
Tennet Netherlands BV, (Netherlands),
Reg. S, 0.50%, 06/09/2031	EUR	200	207
Reg. S, 0.50%, 11/30/2040	EUR	200	151
Reg. S, 0.88%, 06/03/2030	EUR	120	130
Reg. S, 0.88%, 06/16/2035	EUR	300	285
Reg. S, 1.13%, 06/09/2041	EUR	300	248
Reg. S, 1.25%, 10/24/2033	EUR	200	205
Reg. S, 1.38%, 06/05/2028	EUR	300	344
Reg. S, 1.38%, 06/26/2029	EUR	100	113
Reg. S, 1.50%, 06/03/2039	EUR	200	184
Reg. S, 1.88%, 06/13/2036	EUR	200	206
Reg. S, 2.00%, 06/05/2034	EUR	400	431
Reg. S, 2.13%, 11/17/2029	EUR	200	231
Reg. S, 2.38%, 05/17/2033	EUR	200	225
Reg. S, 2.75%, 05/17/2042	EUR	200	208
Reg. S, 3.88%, 10/28/2028	EUR	200	242
Reg. S, 4.25%, 04/28/2032	EUR	400	495
Reg. S, 4.50%, 10/28/2034	EUR	500	629
Reg. S, 4.75%, 10/28/2042	EUR	300	377
Tucson Electric Power Co.,
1.50%, 08/01/2030		30	27

SEE NOTES TO FINANCIAL STATEMENTS.

96	SIX CIRCLES TRUST	DECEMBER 31, 2025

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Long Positions — continued
Corporate Bonds — continued
Electric — continued
3.25%, 05/01/2051		10	7
5.20%, 09/15/2034		1,220	1,249
Union Electric Co.,
2.15%, 03/15/2032		40	35
3.90%, 04/01/2052		30	23
5.13%, 03/15/2055		46	43
5.20%, 04/01/2034		65	67
Verbund AG, (Austria), Reg. S, 0.90%, 04/01/2041	EUR	300	230
Virginia Electric and Power Co.,
3.30%, 12/01/2049		10	7
5.05%, 08/15/2034		273	277
5.65%, 03/15/2055		10	10
Series B, 3.80%, 09/15/2047		10	8
Series C, 4.63%, 05/15/2052		10	8
Vistra Operations Co. LLC,
4.30%, 10/15/2028 (e)		2,500	2,503
4.60%, 10/15/2030 (e)		430	430
Wisconsin Power and Light Co., 3.00%, 07/01/2029		10	10
Wisconsin Public Service Corp., 3.30%, 09/01/2049		15	10
Xcel Energy, Inc., 1.75%, 03/15/2027		10	10
Zapadoslovenska Energetika A/S, (Slovakia), Reg. S, 1.75%, 03/02/2028	EUR	100	115

			155,956

Gas — 0.2%
APA Infrastructure Ltd., (Australia), Reg. S, 2.00%, 07/15/2030	EUR	1,000	1,117
Atmos Energy Corp.,
1.50%, 01/15/2031		1,600	1,405
2.63%, 09/15/2029		5	5
2.85%, 02/15/2052		5	3
3.38%, 09/15/2049		200	141
5.75%, 10/15/2052		10	10
6.20%, 11/15/2053		20	22
Boston Gas Co., 5.84%, 01/10/2035 (e)		715	756
Cadent Finance plc, (United Kingdom), Reg. S, 2.63%, 09/22/2038	GBP	1,725	1,649
CenterPoint Energy Resources Corp., 5.25%, 03/01/2028		20	20
Centrica plc, (United Kingdom), Reg. S, 4.25%, 09/12/2044	GBP	1,000	1,059
GAS Networks Ireland, (Ireland), Reg. S, 3.25%, 09/12/2030	EUR	200	237
Italgas SpA, (Italy), Reg. S, 1.00%, 12/11/2031	EUR	1,125	1,160
National Fuel Gas Co., 5.95%, 03/15/2035		130	136
National Gas Transmission plc, (United Kingdom), Reg. S, 1.38%, 02/07/2031	GBP	1,600	1,838
Naturgy Finance Iberia SA, (Spain), Reg. S, 1.88%, 10/05/2029	EUR	1,000	1,147

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Gas — continued
Nederlandse Gasunie NV, (Netherlands),
Reg. S, 0.38%, 10/03/2031	EUR	200	201
Reg. S, 0.75%, 10/13/2036	EUR	100	86
Reg. S, 3.38%, 07/11/2034	EUR	200	231
Reg. S, 3.50%, 04/23/2035	EUR	300	349
Reg. S, 3.88%, 04/29/2044	EUR	500	567
NiSource, Inc.,
3.49%, 05/15/2027		10	10
3.60%, 05/01/2030		5	5
4.38%, 05/15/2047		5	4
5.00%, 06/15/2052		24	21
5.40%, 06/30/2033		10	11
(CMT Index 5 Year + 2.53%), 6.38%, 03/31/2055 (aa)		60	62
Piedmont Natural Gas Co., Inc.,
2.50%, 03/15/2031		1,550	1,413
3.35%, 06/01/2050		5	4
5.05%, 05/15/2052		570	511
SGSP Australia Assets Pty Ltd., (Australia), Reg. S, 3.38%, 10/08/2032	EUR	2,900	3,353
Southern California Gas Co.,
5.05%, 09/01/2034		865	881
6.00%, 06/15/2055		20	21
Southern Co. Gas Capital Corp.,
5.15%, 09/15/2032		2,900	2,981
5.75%, 09/15/2033		10	11
Series 21A, 3.15%, 09/30/2051		5	3
Southern Gas Networks plc, (United Kingdom), 6.38%, 05/15/2040	GBP	825	1,142
Southwest Gas Corp., 4.05%, 03/15/2032		10	10
SPP-Distribucia A/S, (Slovakia), Reg. S, 1.00%, 06/09/2031	EUR	200	203
Vier Gas Transport GmbH, (Germany),
Reg. S, 0.50%, 09/10/2034	EUR	1,200	1,074
Reg. S, 3.38%, 11/11/2031	EUR	2,700	3,161
Wales & West Utilities Finance plc, (United Kingdom), Reg. S, 1.88%, 05/28/2041	GBP	825	677

			27,697

Water — 0.0% (g)
American Water Capital Corp.,
4.15%, 06/01/2049		10	8
4.45%, 06/01/2032		40	40
Essential Utilities, Inc.,
2.40%, 05/01/2031		10	9
5.38%, 01/15/2034		10	10
Northumbrian Water Finance plc, (United Kingdom),
Reg. S, 1.63%, 10/11/2026	GBP	825	1,092
Reg. S, 5.13%, 01/23/2042	GBP	1,000	1,189
Reg. S, 5.63%, 04/29/2033	GBP	425	579
United Utilities Water Finance plc, (United Kingdom), Reg. S, 2.00%, 07/03/2033	GBP	900	979

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2025	SIX CIRCLES TRUST	97

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2025 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Long Positions — continued
Corporate Bonds — continued
Water — continued
Wessex Water Services Finance plc, (United Kingdom),
Reg. S, 1.50%, 09/17/2029	GBP	700	838
Reg. S, 5.38%, 03/10/2028	GBP	2,425	3,314

			8,058

Total Utilities			191,711

Total Corporate Bonds (Cost $2,164,677)			2,227,121

Foreign Government Securities — 59.9%
Banks — 5.5%
Agence Francaise de Developpement EPIC, (France),
Reg. S, 0.00%, 10/28/2027	EUR	800	900
Reg. S, 0.01%, 11/25/2028	EUR	900	980
Reg. S, 0.13%, 09/29/2031	EUR	300	295
Reg. S, 0.25%, 06/29/2029	EUR	1,400	1,506
Reg. S, 0.38%, 05/25/2036	EUR	900	746
Reg. S, 0.50%, 05/25/2030	EUR	1,400	1,479
Reg. S, 0.50%, 05/31/2035	EUR	100	88
Reg. S, 1.00%, 01/31/2028	EUR	1,600	1,823
Reg. S, 1.13%, 03/02/2037	EUR	600	533
Reg. S, 1.38%, 07/05/2032	EUR	100	104
Reg. S, 1.50%, 10/31/2034	EUR	900	889
Reg. S, 1.63%, 05/25/2032	EUR	200	212
Reg. S, 2.75%, 09/30/2030	EUR	700	812
Reg. S, 2.88%, 01/21/2030	EUR	1,300	1,522
Reg. S, 3.00%, 01/17/2034	EUR	1,900	2,147
Reg. S, 3.38%, 05/25/2033	EUR	1,100	1,281
Reg. S, 3.50%, 02/25/2033	EUR	400	472
Reg. S, 3.63%, 01/20/2035	EUR	800	934
Reg. S, 3.75%, 02/15/2027	EUR	800	955
Reg. S, 3.88%, 04/03/2040	EUR	400	457
Agricultural Development Bank of China, (China),
2.83%, 08/11/2029	CNY	21,000	3,107
2.87%, 05/14/2027	CNY	44,200	6,429
2.91%, 02/21/2029	CNY	18,000	2,667
3.48%, 02/04/2028	CNY	10,400	1,542
Reg. S, 3.80%, 10/27/2030	CNH	14,350	2,223
Series 1806, 4.65%, 05/11/2028	CNY	44,100	6,736
Series 1901, 3.75%, 01/25/2029	CNY	88,500	13,400
Series 1906, 3.74%, 07/12/2029	CNY	69,900	10,667
Series 2004, 2.96%, 04/17/2030	CNY	129,000	19,325
Series 2010, 3.79%, 10/26/2030	CNY	17,500	2,731
Series 2105, 3.52%, 05/24/2031	CNY	38,600	5,982
Series 2110, 3.30%, 11/05/2031	CNY	152,200	23,437
Series 2205, 3.06%, 06/06/2032	CNY	53,100	8,103
Series 2207, 2.50%, 08/24/2027	CNY	19,700	2,857
Series 2210, 2.97%, 10/14/2032	CNY	114,100	17,359
Series 2301, 3.01%, 03/16/2030	CNY	44,900	6,734
Series 2302, 3.10%, 02/27/2033	CNY	112,000	17,198
Series 2303, 2.90%, 03/08/2028	CNY	179,500	26,337

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Banks — continued
Series 2307, 2.63%, 06/07/2028	CNY	154,200	22,546
Series 2310, 2.83%, 06/16/2033	CNY	114,600	17,322
Series 2315, 2.57%, 09/13/2028	CNY	17,000	2,487
Series 2320, 2.85%, 10/20/2033	CNY	44,200	6,712
Series 2405, 2.22%, 04/09/2029	CNY	96,600	14,027
Series 2410, 2.47%, 04/02/2034	CNY	45,400	6,700
Series 2420, 2.30%, 07/04/2034	CNY	62,500	9,112
Series 2430, 2.09%, 09/26/2034	CNY	24,500	3,514
Series 2503, 1.32%, 01/07/2028	CNY	53,000	7,531
Series 2505, 1.40%, 01/07/2030	CNY	82,700	11,652
Series 2510, 1.66%, 01/09/2035	CNY	21,600	2,990
Series 2513, 1.59%, 04/15/2028	CNY	86,400	12,334
Series 2520, 1.78%, 05/15/2035	CNY	63,300	8,856
Bangko Sentral ng Pilipinas International Bond, (Philippines), Series A, 8.60%, 06/15/2027		300	319
Banque et Caisse d’Epargne de l’Etat, (Luxembourg), Reg. S, (EURIBOR 3 Month + 0.80%), 3.25%, 03/19/2031 (aa)	EUR	300	355
BNG Bank NV, (Netherlands),
Zero Coupon, 04/05/2028	CAD	1,000	682
Reg. S, 0.00%, 01/20/2031	EUR	200	205
Reg. S, 0.01%, 10/05/2032	EUR	500	483
Reg. S, 0.10%, 01/15/2030	EUR	1,750	1,862
Reg. S, 0.13%, 04/19/2033	EUR	700	670
Reg. S, 0.13%, 07/09/2035	EUR	980	860
Reg. S, 0.25%, 11/22/2036	EUR	2,070	1,750
Reg. S, 0.63%, 06/19/2027	EUR	1,250	1,437
Reg. S, 0.75%, 01/11/2028	EUR	1,260	1,446
Reg. S, 0.75%, 01/24/2029	EUR	650	726
Reg. S, 0.81%, 06/28/2049	EUR	200	121
Reg. S, 0.88%, 10/17/2035	EUR	1,060	999
Reg. S, 0.88%, 10/24/2036	EUR	400	365
Reg. S, 1.25%, 03/30/2037	EUR	200	188
Reg. S, 1.50%, 03/29/2038	EUR	190	179
Reg. S, 1.50%, 07/15/2039	EUR	670	613
Reg. S, 1.88%, 07/13/2032	EUR	820	903
Reg. S, 2.50%, 05/21/2030	EUR	900	1,051
Reg. S, 2.75%, 10/04/2027	EUR	2,910	3,450
Reg. S, 2.75%, 04/05/2029	EUR	300	357
Reg. S, 2.75%, 01/11/2034	EUR	500	575
Reg. S, 2.75%, 08/28/2034	EUR	430	490
Reg. S, 2.88%, 06/11/2031	EUR	800	944
Reg. S, 2.88%, 02/26/2035	EUR	1,050	1,200
Reg. S, 3.00%, 02/23/2028	EUR	600	720
Reg. S, 3.00%, 04/23/2030	EUR	500	596
Reg. S, 3.00%, 01/11/2033	EUR	900	1,059
Reg. S, 3.25%, 08/29/2033	EUR	550	656
Reg. S, 3.38%, 04/02/2040	EUR	300	341
Reg. S, 3.50%, 09/27/2038	EUR	100	117
Caisse des Depots et Consignations, (France),
Reg. S, 0.75%, 09/18/2028	EUR	200	224

SEE NOTES TO FINANCIAL STATEMENTS.

98	SIX CIRCLES TRUST	DECEMBER 31, 2025

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Long Positions — continued
Foreign Government Securities — continued
Banks — continued
1.50%, 05/24/2039	CHF	400	499
Reg. S, 3.00%, 11/25/2027	EUR	400	475
Reg. S, 3.00%, 05/25/2028	EUR	400	476
Reg. S, 3.00%, 05/25/2029	EUR	900	1,069
3.06%, 10/09/2030	EUR	200	234
Reg. S, 3.13%, 05/25/2033	EUR	200	232
Reg. S, 3.13%, 05/25/2035	EUR	400	454
Cassa Depositi e Prestiti SpA, (Italy),
Reg. S, 1.00%, 09/21/2028	EUR	300	337
Reg. S, 2.00%, 04/20/2027	EUR	300	351
Reg. S, 3.38%, 02/11/2032	EUR	600	710
Reg. S, 3.50%, 10/27/2035	EUR	200	231
Reg. S, 3.63%, 01/13/2030	EUR	1,000	1,206
Reg. S, 3.88%, 02/13/2029	EUR	300	364
Reg. S, 3.88%, 07/12/2031	EUR	400	487
China Development Bank, (China),
Reg. S, 2.95%, 07/19/2027	CNH	15,000	2,189
Reg. S, 4.20%, 01/19/2027	CNH	13,000	1,912
Reg. S, 4.30%, 08/02/2032	CNH	7,000	1,140
Reg. S, 4.50%, 11/13/2028	CNH	2,500	385
Series 1605, 3.80%, 01/25/2036	CNY	493,000	81,420
Series 1710, 4.04%, 04/10/2027	CNY	209,400	30,856
Series 1715, 4.24%, 08/24/2027	CNY	26,400	3,932
Series 1810, 4.04%, 07/06/2028	CNY	158,500	23,959
Series 1905, 3.48%, 01/08/2029	CNY	335,500	50,412
Series 1910, 3.65%, 05/21/2029	CNY	299,000	45,374
Series 1915, 3.45%, 09/20/2029	CNY	136,400	20,663
Series 2005, 3.07%, 03/10/2030	CNY	178,700	26,836
Series 2009, 3.39%, 07/10/2027	CNY	46,000	6,748
Series 2010, 3.09%, 06/18/2030	CNY	110,700	16,684
Series 2015, 3.70%, 10/20/2030	CNY	40,700	6,319
Series 2104, 3.40%, 01/08/2028	CNY	23,500	3,474
Series 2105, 3.66%, 03/01/2031	CNY	100,700	15,658
Series 2110, 3.41%, 06/07/2031	CNY	4,200	649
Series 2115, 3.12%, 09/13/2031	CNY	6,000	913
Series 2204, 2.99%, 03/01/2029	CNY	4,000	593
Series 2205, 3.00%, 01/17/2032	CNY	12,400	1,880
Series 2209, 2.68%, 09/13/2029	CNY	100,000	14,750
Series 2210, 2.98%, 04/22/2032	CNY	8,000	1,213
Series 2220, 2.77%, 10/24/2032	CNY	250,500	37,627
Series 2305, 3.02%, 03/06/2033	CNY	137,100	21,019
Series 2310, 2.82%, 05/22/2033	CNY	199,100	30,027
Series 2315, 2.69%, 09/11/2033	CNY	177,100	26,503
Series 2401, 2.64%, 01/08/2031	CNY	70,100	10,398
Series 2403, 1.80%, 09/02/2027	CNY	17,000	2,437
Series 2405, 2.63%, 01/08/2034	CNY	108,300	16,179
Series 2502, 1.47%, 02/14/2028	CNY	120,000	17,085
Series 2505, 1.57%, 01/03/2035	CNY	54,500	7,503
Development Bank of Japan, Inc., (Japan),
4.75%, 11/26/2027	EUR	900	1,103
Series 86, 0.24%, 10/13/2027	JPY	100,000	627
Investitionsbank des Landes Brandenburg, (Germany),
Reg. S, 0.05%, 09/29/2031	EUR	100	100

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Banks — continued
Reg. S, 2.50%, 03/19/2031	EUR	200	231
Reg. S, 3.00%, 06/18/2032	EUR	200	236
Reg. S, 3.25%, 03/13/2030	EUR	200	240
Investitionsbank Schleswig-Holstein, (Germany),
Reg. S, 2.75%, 02/19/2035	EUR	400	453
Reg. S, 2.88%, 02/21/2034	EUR	400	460
Reg. S, 3.25%, 03/10/2031	EUR	300	359
Series 11, Reg. S, 0.01%, 10/17/2029	EUR	200	212
Istituto Per Il Credito Sportivo E Culturale SpA, (Italy), Reg. S, 3.50%, 01/29/2030	EUR	300	357
Korea Development Bank (The), (South Korea),
Reg. S, 1.83%, 08/10/2027	SEK	2,000	213
2.63%, 09/08/2027	EUR	1,500	1,770
Nederlandse Financierings-Maatschappij voor Ontwikkelingslanden NV, (Netherlands), Reg. S, 3.00%, 10/25/2027	EUR	400	476
Nederlandse Waterschapsbank NV, (Netherlands),
Reg. S, 0.00%, 09/08/2031	EUR	930	933
Reg. S, 0.00%, 02/16/2037	EUR	1,000	809
Reg. S, 0.05%, 01/28/2030	EUR	374	397
Reg. S, 0.13%, 05/28/2027	EUR	400	457
Reg. S, 0.13%, 09/03/2035	EUR	500	437
Reg. S, 0.25%, 01/19/2032	EUR	600	603
Reg. S, 0.38%, 09/28/2046	EUR	769	453
Reg. S, 0.63%, 01/18/2027	EUR	1,000	1,157
Reg. S, 0.63%, 02/06/2029	EUR	1,500	1,667
Reg. S, 0.75%, 10/04/2041	EUR	200	151
Reg. S, 1.00%, 03/01/2028	EUR	300	343
Reg. S, 1.25%, 06/07/2032	EUR	670	708
Reg. S, 1.25%, 05/27/2036	EUR	810	780
Reg. S, 1.50%, 04/27/2038	EUR	940	885
Reg. S, 1.50%, 06/15/2039	EUR	310	282
Reg. S, 2.13%, 10/30/2028	EUR	300	350
Reg. S, 2.50%, 09/13/2027	EUR	950	1,121
Reg. S, 2.50%, 05/22/2030	EUR	900	1,050
Reg. S, 2.63%, 01/10/2034	EUR	600	682
Reg. S, 2.75%, 12/17/2029	EUR	600	710
Reg. S, 3.00%, 06/05/2031	EUR	400	474
Reg. S, 3.00%, 04/20/2033	EUR	790	928
Saechsische Aufbaubank-Foerderbank, (Germany), Reg. S, 2.75%, 03/20/2031	EUR	300	351

Total Banks			903,122

Commercial Services — 0.1%
Adif Alta Velocidad, (Spain),
Reg. S, 0.55%, 04/30/2030	EUR	200	213
Reg. S, 0.55%, 10/31/2031	EUR	200	203
Reg. S, 0.95%, 04/30/2027	EUR	400	462
Reg. S, 3.13%, 01/31/2030	EUR	700	830
Reg. S, 3.25%, 05/31/2029	EUR	900	1,097

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2025	SIX CIRCLES TRUST	99

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2025 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Long Positions — continued
Foreign Government Securities — continued
Commercial Services — continued
Reg. S, 3.50%, 07/30/2028	EUR	100	120
Reg. S, 3.50%, 07/30/2029	EUR	200	240
Reg. S, 3.50%, 04/30/2032	EUR	300	358
Reg. S, 3.63%, 04/30/2035	EUR	700	824
Reg. S, 3.65%, 04/30/2034	EUR	100	119
Reg. S, 3.90%, 04/30/2033	EUR	400	487
Autobahnen- und Schnell- strassen-Finanzierungs AG, (Austria),
Reg. S, 0.00%, 07/16/2027	EUR	200	227
Reg. S, 0.10%, 07/09/2029	EUR	700	755
Reg. S, 0.10%, 07/16/2035	EUR	400	349
Reg. S, 0.13%, 06/02/2031	EUR	300	305
Reg. S, 2.13%, 09/13/2028	EUR	200	233
Reg. S, 2.50%, 03/25/2030	EUR	300	351
Reg. S, 2.75%, 06/11/2032	EUR	300	348
Reg. S, 2.75%, 06/20/2033	EUR	130	149
Reg. S, 2.75%, 10/02/2034	EUR	200	228
Korea Expressway Corp., (South Korea), Reg. S, 3.10%, 06/08/2026		800	792

Total Commercial Services			8,690

Diversified Financial Services — 0.1%
CDP Financial, Inc., (Canada),
Reg. S, 1.13%, 04/06/2027	EUR	2,000	2,317
5.60%, 11/25/2039 (e)		250	268
CPPIB Capital, Inc., (Canada),
Reg. S, 0.05%, 02/24/2031	EUR	1,000	1,019
Reg. S, 0.25%, 04/06/2027	EUR	300	344
Reg. S, 0.75%, 07/15/2049	EUR	600	358
Reg. S, 1.63%, 10/22/2071	GBP	2,000	1,003
OMERS Finance Trust, (Canada),
Reg. S, 2.60%, 05/14/2029	CAD	500	359
Reg. S, 3.13%, 01/25/2029	EUR	500	595
Ontario Teachers’ Finance Trust, (Canada),
Reg. S, 0.10%, 05/19/2028	EUR	100	111
Reg. S, 0.90%, 05/20/2041	EUR	1,650	1,261
Reg. S, 3.30%, 10/05/2029	EUR	800	959
PSP Capital, Inc., (Canada),
Reg. S, 2.88%, 07/23/2032	EUR	1,000	1,157
3.25%, 07/02/2034 (e)	EUR	2,600	3,026

Total Diversified Financial Services			12,777

Electric — 0.0% (g)
Hydro-Quebec, (Canada),
Series HH, 8.50%, 12/01/2029		2,500	2,884
Series HK, 9.38%, 04/15/2030		500	601
Series JM, 5.00%, 02/15/2045	CAD	270	205
Ontario Electricity Financial Corp., (Canada), Series 40, Zero Coupon, 04/11/2031	CAD	2,000	1,223

Total Electric			4,913

Multi-National — 0.1%
International Bank for Reconstruction & Development, (Supranational),
Zero Coupon, 07/15/2029		446	386

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Multi-National — continued
Zero Coupon, 11/01/2029		165	141
Zero Coupon, 05/01/2030		250	210
Zero Coupon, 10/31/2030		1,500	1,231
Zero Coupon, 03/11/2031		155	124
Reg. S, 0.20%, 01/21/2061	EUR	1,000	356
0.50%, 06/21/2035	EUR	50	46
Reg. S, 0.70%, 10/22/2046	EUR	2,000	1,317
0.85%, 02/10/2027		100	97
1.00%, 12/21/2029	GBP	2,000	2,410
2.14%, 02/04/2041		1,000	688
(SOFR Compounded Index + 0.26%), 2.33%, 05/31/2026 (aa)		1,000	993
2.50%, 08/02/2033	CNH	18,000	2,646
2.95%, 01/16/2035	EUR	6,100	7,091
4.00%, 08/27/2026		80	80
4.63%, 08/01/2028		250	256
4.63%, 01/15/2032		185	192

Total Multi-National			18,264

Municipal — 0.2%
Auckland Council, (New Zealand),
Reg. S, 0.13%, 09/26/2029	EUR	1,000	1,067
Reg. S, 0.25%, 11/17/2031	EUR	600	602
Reg. S, 1.00%, 01/19/2027	EUR	300	348
Autonomous Community of Catalonia, (Spain), 4.22%, 04/26/2035	EUR	100	121
Autonomous Region of the Azores, (Portugal),
Reg. S, 1.10%, 09/27/2036	EUR	200	177
Reg. S, 2.16%, 04/06/2032	EUR	300	328
Basque Government, (Spain),
Reg. S, 0.25%, 04/30/2031	EUR	300	309
Reg. S, 0.45%, 04/30/2032	EUR	400	403
Reg. S, 0.85%, 04/30/2030	EUR	50	54
Reg. S, 1.88%, 07/30/2033	EUR	200	216
Reg. S, 3.25%, 04/30/2035	EUR	300	352
Reg. S, 3.40%, 04/30/2034	EUR	300	358
Reg. S, 3.50%, 04/30/2033	EUR	200	242
Canton of Geneva Switzerland, (Switzerland),
Reg. S, 0.03%, 06/28/2030	CHF	1,250	1,547
Reg. S, 0.40%, 04/28/2036	CHF	300	362
Canton of Zurich, (Switzerland),
Reg. S, 0.00%, 06/23/2028	CHF	800	1,003
Reg. S, 0.00%, 11/10/2033	CHF	700	837
Reg. S, 0.10%, 06/23/2045	CHF	50	52
City of Milan Italy, (Italy), 4.02%, 06/29/2035	EUR	40	45
City of Montreal Canada, (Canada),
1.75%, 09/01/2030	CAD	500	341
3.90%, 09/01/2035	CAD	1,000	721
City of Ottawa Ontario, (Canada),
4.20%, 07/30/2053	CAD	500	332
4.45%, 06/04/2033	CAD	200	154

SEE NOTES TO FINANCIAL STATEMENTS.

100	SIX CIRCLES TRUST	DECEMBER 31, 2025

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Long Positions — continued
Foreign Government Securities — continued
Municipal — continued
City of Quebec Canada, (Canada),
2.10%, 07/06/2031	CAD	300	203
2.65%, 12/20/2027	CAD	565	410
City of Toronto Canada, (Canada),
2.60%, 09/24/2039	CAD	700	417
2.80%, 11/22/2049	CAD	300	157
2.95%, 04/28/2035	CAD	500	337
City of Vancouver, (Canada), 3.70%, 10/18/2052	CAD	500	304
Communaute Francaise de Belgique, (Belgium),
0.00%, 06/22/2029	EUR	200	213
Reg. S, 0.25%, 01/23/2030	EUR	300	317
Reg. S, 1.63%, 05/03/2032	EUR	200	214
Reg. S, 3.38%, 06/22/2034	EUR	200	232
Reg. S, 3.75%, 06/22/2033	EUR	100	120
Reg. S, 3.80%, 06/22/2040	EUR	400	452
Comunidad Autonoma de Canarias, (Spain), Reg. S, 0.71%, 10/31/2031	EUR	300	309
Emissionskonsortium der gemeinsamen Landesfoerderinstitute, (Germany), Reg. S, 2.50%, 09/28/2029	EUR	300	350
Junta de Andalucia, (Spain),
Reg. S, 0.50%, 04/30/2031	EUR	363	376
Reg. S, 1.38%, 04/30/2029	EUR	30	34
Reg. S, 2.40%, 04/30/2032	EUR	200	226
Reg. S, 3.20%, 04/30/2030	EUR	400	479
Reg. S, 3.25%, 10/31/2033	EUR	200	235
Reg. S, 3.30%, 04/30/2035	EUR	600	699
Reg. S, 3.40%, 04/30/2034	EUR	500	592
Junta de Castilla y Leon, (Spain),
Reg. S, 0.43%, 04/30/2030	EUR	62	66
Reg. S, 2.90%, 04/30/2032	EUR	400	467
New Zealand Local Government Funding Agency Bond, (New Zealand),
Reg. S, 1.50%, 04/20/2029	NZD	2,000	1,079
Reg. S, 2.00%, 04/15/2037	NZD	2,070	892
Reg. S, 2.88%, 04/01/2030	EUR	1,500	1,775
3.50%, 04/14/2033	NZD	2,100	1,137
Regiao Autonoma Madeira, (Portugal), 0.94%, 05/29/2032	EUR	1,200	1,232
Region Wallonne Belgium, (Belgium),
Reg. S, 0.38%, 10/22/2031	EUR	100	100
Reg. S, 0.50%, 06/22/2037	EUR	100	81
Reg. S, 1.05%, 06/22/2040	EUR	100	78
Reg. S, 1.25%, 05/03/2034	EUR	200	197
Reg. S, 1.38%, 04/06/2032	EUR	400	420
Reg. S, 2.88%, 01/14/2038	EUR	600	633
Reg. S, 3.00%, 12/06/2030	EUR	2,000	2,347
Reg. S, 3.13%, 06/22/2032	EUR	1,300	1,508
Reg. S, 3.25%, 06/22/2033	EUR	400	464
Reg. S, 3.50%, 06/22/2035	EUR	600	693
Reg. S, 3.50%, 03/15/2043	EUR	500	527

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Municipal — continued
Reg. S, 3.75%, 04/22/2039	EUR	400	455
Reg. S, 3.90%, 06/22/2054	EUR	700	725
State of Lower Austria, (Austria),
Reg. S, 0.00%, 11/16/2035	EUR	300	252
3.13%, 10/30/2036	EUR	100	114
Reg. S, 3.63%, 10/04/2033	EUR	300	361
Ville de Paris, (France),
Reg. S, 0.75%, 11/30/2041	EUR	100	71
Reg. S, 1.38%, 11/20/2034	EUR	300	293
Reg. S, 1.63%, 02/02/2033	EUR	200	209
Reg. S, 1.75%, 05/25/2031	EUR	200	219
3.02%, 10/25/2029	EUR	400	468
Reg. S, 3.50%, 02/05/2036	EUR	200	231
Reg. S, 3.50%, 02/02/2044	EUR	100	106
Reg. S, 3.75%, 05/25/2040	EUR	400	453
Reg. S, 3.75%, 06/22/2048	EUR	300	318
Xunta de Galicia, (Spain),
Reg. S, 0.27%, 07/30/2028	EUR	300	333
Reg. S, 1.45%, 04/30/2029	EUR	200	226
Reg. S, 2.87%, 04/30/2032	EUR	200	234
Reg. S, 3.30%, 04/30/2031	EUR	300	360

Total Municipal			35,771

Oil & Gas — 0.0% (g)
Korea National Oil Corp., (South Korea), Reg. S, 0.26%, 07/30/2027	CHF	300	378

Pipelines — 0.0% (g)
Gestion Securite de Stocks Securite SA, (France),
Reg. S, 0.63%, 10/20/2028	EUR	300	334
Reg. S, 1.50%, 10/25/2027	EUR	1,000	1,156
Reg. S, 3.00%, 11/25/2031	EUR	700	814
Reg. S, 3.38%, 06/29/2030	EUR	800	957
Reg. S, 3.50%, 11/25/2029	EUR	300	360

Total Pipelines			3,621

Regional (State/Province) — 1.9%
Agence France Locale, (France),
Reg. S, 0.00%, 03/20/2031	EUR	300	301
Reg. S, 1.13%, 06/20/2028	EUR	500	568
Reg. S, 3.00%, 03/20/2030	EUR	600	708
Reg. S, 3.00%, 08/20/2032	EUR	200	231
Reg. S, 3.13%, 03/20/2033	EUR	200	230
Reg. S, 3.13%, 03/20/2034	EUR	2,200	2,510
Reg. S, 3.25%, 12/20/2031	EUR	400	472
Reg. S, 3.63%, 06/20/2038	EUR	100	113
Australian Capital Territory, (Australia),
Reg. S, 1.75%, 05/17/2030	AUD	400	236
Reg. S, 4.50%, 10/23/2034	AUD	400	251
Reg. S, 5.00%, 10/23/2035	AUD	1,600	1,028
Reg. S, 5.25%, 10/24/2033	AUD	500	335
Reg. S, 5.25%, 10/23/2036	AUD	600	389
Autonomous Community of Madrid Spain, (Spain),
Reg. S, 0.16%, 07/30/2028	EUR	400	444

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2025	SIX CIRCLES TRUST	101

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2025 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Long Positions — continued
Foreign Government Securities — continued
Regional (State/Province) — continued
Reg. S, 0.42%, 04/30/2030	EUR	161	172
Reg. S, 0.42%, 04/30/2031	EUR	300	311
Reg. S, 1.57%, 04/30/2029	EUR	200	228
Reg. S, 1.72%, 04/30/2032	EUR	110	120
Reg. S, 1.77%, 04/30/2028	EUR	200	232
Reg. S, 2.08%, 03/12/2030	EUR	400	459
Reg. S, 2.49%, 07/30/2030	EUR	300	350
Reg. S, 2.82%, 10/31/2029	EUR	100	119
Reg. S, 3.14%, 04/30/2035	EUR	390	452
Reg. S, 3.17%, 07/30/2029	EUR	600	720
Reg. S, 3.46%, 04/30/2034	EUR	800	958
Reg. S, 3.60%, 04/30/2033	EUR	400	486
Free and Hanseatic City of Hamburg, (Germany),
Reg. S, 0.01%, 06/30/2028	EUR	380	421
Reg. S, 0.01%, 06/03/2030	EUR	500	523
0.01%, 11/05/2035	EUR	70	60
Reg. S, 0.20%, 09/03/2049	EUR	70	34
Reg. S, 0.25%, 02/18/2041	EUR	394	282
0.40%, 11/23/2051	EUR	350	175
Reg. S, 0.80%, 04/11/2034	EUR	1,100	1,078
2.38%, 10/02/2029	EUR	200	234
Reg. S, 2.63%, 01/30/2032	EUR	200	232
2.75%, 03/26/2030	EUR	150	177
2.88%, 04/30/2032	EUR	600	704
2.88%, 06/26/2035	EUR	800	917
Series 15Y, Reg. S, 1.20%, 06/03/2033	EUR	300	310
Free State of Bavaria, (Germany),
Reg. S, 0.01%, 01/20/2032	EUR	200	199
Reg. S, 0.01%, 01/18/2035	EUR	352	313
3.00%, 02/19/2055	EUR	300	298
Series 132, Reg. S, 0.03%, 04/03/2028	EUR	270	301
Series 134, Reg. S, 0.01%, 05/07/2029	EUR	600	649
Free State of Saxony, (Germany),
Reg. S, 0.01%, 11/05/2029	EUR	197	210
Reg. S, 2.50%, 02/17/2032	EUR	500	574
2.75%, 03/12/2030	EUR	100	118
Reg. S, 2.88%, 05/15/2034	EUR	200	231
3.00%, 03/21/2033	EUR	200	235
Series 132, Reg. S, 0.01%, 12/17/2035	EUR	210	180
Series 134, Reg. S, 0.01%, 04/29/2031	EUR	100	101
Series 135, Reg. S, 0.40%, 05/12/2036	EUR	300	263
Gemeinsame Deutsche Bundeslaender HB HH MV RP SH, (Germany), Series 67, Reg. S, 3.00%, 09/11/2035	EUR	700	810
Gemeinsame Deutsche Bundeslaender HB HH MV RP SL SH, (Germany),
Series 58, Reg. S, 0.00%, 02/19/2027	EUR	220	252
Series 59, Reg. S, 0.01%, 08/26/2030	EUR	1,000	1,033
Series 60, Reg. S, 0.01%, 02/04/2031	EUR	346	353
Series 62, Reg. S, 1.25%, 05/04/2029	EUR	980	1,101
Series 63, Reg. S, 3.00%, 04/26/2030	EUR	200	238
Series 66, Reg. S, 2.63%, 02/27/2030	EUR	400	469
Series #65, Reg. S, 2.50%, 10/24/2031	EUR	550	633

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Regional (State/Province) — continued
Gemeinsame Deutsche Bundeslaender HB HH RP SL SH, (Germany),
Series 55, Reg. S, 0.75%, 09/25/2028	EUR	400	449
Series 61, Reg. S, 0.01%, 10/08/2027	EUR	500	564
Gemeinsame Deutsche Bundeslaender HB MV RP SL SH, (Germany), Series 64, Reg. S, 2.63%, 02/07/2031	EUR	500	582
Hannoversche Beteiligungsgesellschaft Niedersachsen mbH, (Germany), Reg. S, 0.25%, 07/16/2035	EUR	1,000	895
Ile-de-France Mobilites, (France),
Reg. S, 0.40%, 05/28/2031	EUR	1,300	1,326
Reg. S, 0.68%, 11/24/2036	EUR	100	85
Reg. S, 1.00%, 05/25/2034	EUR	800	767
Reg. S, 1.28%, 02/14/2042	EUR	100	78
Reg. S, 3.05%, 02/03/2033	EUR	300	346
Reg. S, 3.40%, 05/25/2043	EUR	200	210
Reg. S, 3.45%, 06/25/2049	EUR	700	706
Reg. S, 3.50%, 10/04/2039	EUR	100	111
Reg. S, 3.80%, 05/25/2045	EUR	400	441
Japan Finance Organization for Municipalities, (Japan),
Reg. S, 0.01%, 02/02/2028	EUR	1,000	1,117
Reg. S, 0.05%, 02/12/2027	EUR	500	573
Reg. S, 0.10%, 09/03/2031	EUR	1,000	993
Series 2022, 2.32%, 06/18/2027	JPY	20,000	130
Kommunekredit, (Denmark),
0.00%, 11/17/2029	EUR	800	850
Reg. S, 2.88%, 01/19/2035	EUR	7,000	7,999
Kommuninvest I Sverige AB, (Sweden),
Reg. S, 0.25%, 11/26/2027	SEK	8,000	836
Reg. S, 3.00%, 06/18/2031	SEK	17,680	1,931
Series 3011, Reg. S, 2.75%, 11/12/2030	SEK	10,000	1,083
Series 3105, Reg. S, 2.65%, 05/12/2031	SEK	2,000	215
Kuntarahoitus OYJ, (Finland),
Reg. S, 0.00%, 10/14/2030	EUR	500	517
Reg. S, 0.00%, 03/02/2031	EUR	700	713
Reg. S, 0.05%, 09/06/2029	EUR	400	429
Reg. S, 0.05%, 09/10/2035	EUR	300	258
Reg. S, 0.25%, 02/25/2032	EUR	100	100
Reg. S, 0.75%, 09/07/2027	EUR	300	344
Reg. S, 1.25%, 02/23/2033	EUR	600	624
Reg. S, 2.50%, 08/29/2029	EUR	680	798
Reg. S, 2.63%, 12/14/2029	EUR	600	706
Reg. S, 2.63%, 06/14/2032	EUR	100	115
Reg. S, 2.75%, 02/02/2034	EUR	600	685
Reg. S, 2.88%, 01/18/2028	EUR	1,100	1,307
Reg. S, 3.00%, 09/25/2028	EUR	300	358
Reg. S, 3.13%, 07/29/2030	EUR	400	479
Land Baden-Wuerttemberg, (Germany),
Reg. S, 0.01%, 09/02/2030	EUR	400	416

SEE NOTES TO FINANCIAL STATEMENTS.

102	SIX CIRCLES TRUST	DECEMBER 31, 2025

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Long Positions — continued
Foreign Government Securities — continued
Regional (State/Province) — continued
Reg. S, 0.01%, 03/07/2031	EUR	400	408
Reg. S, 0.13%, 11/19/2040	EUR	100	71
Reg. S, 2.63%, 03/12/2030	EUR	600	706
Reg. S, 2.63%, 11/27/2030	EUR	400	469
Reg. S, 2.63%, 02/12/2035	EUR	400	451
Reg. S, 2.75%, 05/16/2029	EUR	900	1,066
Reg. S, 2.88%, 09/28/2035	EUR	300	344
Reg. S, 3.00%, 06/27/2033	EUR	1,000	1,176
Reg. S, 3.13%, 01/23/2040	EUR	450	506
Land Berlin, (Germany),
Reg. S, 0.01%, 07/02/2030	EUR	490	511
Reg. S, 0.05%, 08/06/2040	EUR	200	141
Reg. S, 0.10%, 01/18/2030	EUR	635	675
Reg. S, 0.13%, 11/24/2045	EUR	90	53
Reg. S, 0.15%, 02/22/2036	EUR	400	344
Reg. S, 0.63%, 02/05/2029	EUR	800	888
Reg. S, 0.63%, 07/15/2039	EUR	450	364
Reg. S, 0.63%, 01/26/2052	EUR	420	228
Reg. S, 1.25%, 06/01/2028	EUR	500	572
Reg. S, 1.63%, 08/02/2032	EUR	630	684
Reg. S, 2.38%, 06/04/2030	EUR	700	814
Reg. S, 2.63%, 01/24/2031	EUR	1,000	1,169
Reg. S, 2.75%, 01/16/2032	EUR	500	584
Reg. S, 2.88%, 04/05/2029	EUR	730	865
Reg. S, 2.88%, 02/15/2034	EUR	960	1,113
Reg. S, 3.00%, 03/13/2054	EUR	510	505
3.13%, 03/19/2035	EUR	300	352
Series 490, Reg. S, 0.63%, 08/25/2036	EUR	950	846
Series 493, Reg. S, 0.63%, 02/08/2027	EUR	220	254
Series 495, Reg. S, 1.38%, 06/05/2037	EUR	260	247
Series 506, Reg. S, 1.38%, 08/27/2038	EUR	115	106
Series 517, Reg. S, 0.01%, 05/18/2027	EUR	700	799
Series 518, Reg. S, 0.13%, 06/04/2035	EUR	600	532
Series 530, Reg. S, 0.10%, 01/18/2041	EUR	80	56
Series 535, Reg. S, 0.13%, 10/20/2031	EUR	490	494
Series 546, 2.75%, 02/14/2033	EUR	1,080	1,250
Series 557, Reg. S, 3.00%, 05/15/2029	EUR	700	835
Land Thueringen, (Germany),
Reg. S, 0.01%, 03/24/2031	EUR	300	305
Reg. S, 0.05%, 05/06/2030	EUR	260	273
Reg. S, 0.13%, 01/13/2051	EUR	100	46
0.50%, 03/02/2029	EUR	600	661
Reg. S, 1.25%, 12/05/2033	EUR	400	411
Reg. S, 2.50%, 09/03/2029	EUR	500	586
Reg. S, 2.88%, 04/02/2032	EUR	600	704
Reg. S, 3.00%, 11/15/2028	EUR	800	954
Ministeries Van de Vlaamse Gemeenschap, (Belgium),
Reg. S, 0.13%, 10/15/2035	EUR	600	511
Reg. S, 0.30%, 10/20/2031	EUR	900	905
Reg. S, 1.00%, 01/23/2051	EUR	100	59
Reg. S, 1.38%, 11/21/2033	EUR	500	510
Reg. S, 1.50%, 07/12/2038	EUR	100	91

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Regional (State/Province) — continued
Reg. S, 1.50%, 04/11/2044	EUR	100	78
Reg. S, 2.75%, 10/22/2029	EUR	1,700	2,001
Reg. S, 3.00%, 10/12/2032	EUR	100	116
Reg. S, 3.13%, 06/22/2034	EUR	2,200	2,541
Reg. S, 3.25%, 06/22/2037	EUR	1,000	1,124
Reg. S, 3.25%, 01/12/2043	EUR	600	632
Reg. S, 3.50%, 06/22/2045	EUR	1,300	1,393
Reg. S, 3.63%, 06/22/2032	EUR	200	242
Reg. S, 3.68%, 06/22/2040	EUR	1,200	1,361
Reg. S, 4.00%, 09/26/2042	EUR	1,000	1,163
Reg. S, 4.25%, 06/22/2050	EUR	100	115
Municipal Finance Authority of British Columbia, (Canada), 2.55%, 10/09/2029	CAD	300	215
New South Wales Treasury Corp., (Australia),
1.25%, 11/20/2030	AUD	1,990	1,135
Reg. S, 1.50%, 02/20/2032	AUD	5,690	3,136
Reg. S, 1.75%, 03/20/2034	AUD	5,430	2,806
Reg. S, 2.00%, 03/20/2031	AUD	1,310	767
Reg. S, 2.00%, 03/08/2033	AUD	3,840	2,105
2.25%, 11/20/2040	AUD	960	418
2.25%, 05/07/2041	AUD	400	172
Reg. S, 2.50%, 11/22/2032	AUD	50	29
Reg. S, 3.00%, 03/20/2028	AUD	4,480	2,910
Reg. S, 3.00%, 02/20/2030	AUD	4,590	2,890
Reg. S, 4.25%, 02/20/2036	AUD	4,440	2,709
Reg. S, 4.75%, 02/20/2035	AUD	4,290	2,765
Reg. S, 4.75%, 09/20/2035	AUD	1,830	1,172
Reg. S, 4.75%, 02/20/2037	AUD	1,720	1,079
Reg. S, 5.25%, 02/24/2038	AUD	2,000	1,297
Series 27, Reg. S, 3.00%, 05/20/2027	AUD	1,970	1,295
Series 29, Reg. S, 3.00%, 04/20/2029	AUD	10,000	6,389
Northern Territory Treasury Corp., (Australia),
Reg. S, 2.00%, 04/21/2031	AUD	300	173
Reg. S, 2.50%, 05/21/2032	AUD	800	458
Reg. S, 5.25%, 03/21/2034	AUD	800	526
5.25%, 05/21/2038	AUD	700	438
5.75%, 04/21/2037	AUD	1,000	663
Province of Alberta Canada, (Canada), Reg. S, 1.40%, 02/20/2029	SEK	2,000	206
Province of British Columbia Canada, (Canada),
2.80%, 06/18/2048	CAD	400	217
7.25%, 09/01/2036		300	363
Province of Manitoba Canada, (Canada),
2.05%, 09/05/2052	CAD	100	44
3.20%, 03/05/2050	CAD	700	400
Province of Nova Scotia Canada, (Canada),
3.15%, 12/01/2051	CAD	400	224
3.45%, 06/01/2045	CAD	200	123

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2025	SIX CIRCLES TRUST	103

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2025 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Long Positions — continued
Foreign Government Securities — continued
Regional (State/Province) — continued
Province of Ontario Canada, (Canada),
Reg. S, 0.01%, 11/25/2030	EUR	3,600	3,688
Reg. S, 0.25%, 06/09/2031	EUR	3,000	3,056
Reg. S, 0.38%, 04/08/2027	EUR	1,500	1,723
5.60%, 06/02/2035	CAD	300	250
Province of Quebec Canada, (Canada),
Reg. S, 0.00%, 10/15/2029	EUR	1,000	1,064
Reg. S, 0.00%, 10/29/2030	EUR	600	617
Reg. S, 0.50%, 01/25/2032	EUR	3,000	3,038
Reg. S, 0.88%, 07/05/2028	EUR	1,025	1,160
3.50%, 12/01/2045	CAD	200	124
4.50%, 09/08/2033		610	618
6.35%, 01/30/2026		1,200	1,202
7.30%, 07/22/2026		320	326
Series PD, 7.50%, 09/15/2029		100	113
Province of Saskatchewan Canada, (Canada),
Reg. S, 3.30%, 05/08/2034	EUR	300	354
3.30%, 06/02/2048	CAD	400	238
Queensland Treasury Corp., (Australia),
Reg. S, 1.25%, 03/10/2031 (e)	AUD	2,370	1,332
Reg. S, 1.50%, 08/20/2032 (e)	AUD	2,380	1,282
Reg. S, 1.75%, 08/21/2031 (e)	AUD	2,170	1,234
Reg. S, 1.75%, 07/20/2034 (e)	AUD	2,660	1,351
Reg. S, 2.00%, 08/22/2033 (e)	AUD	6,400	3,438
Reg. S, 2.50%, 03/06/2029 (e)	AUD	570	360
Reg. S, 3.25%, 08/21/2029 (e)	AUD	2,970	1,903
Reg. S, 3.25%, 05/21/2035	EUR	500	579
Reg. S, 3.50%, 08/21/2030 (e)	AUD	2,140	1,363
Reg. S, 4.50%, 03/09/2033 (e)	AUD	1,680	1,092
Reg. S, 4.50%, 08/22/2035 (e)	AUD	6,150	3,841
Reg. S, 4.75%, 02/02/2034 (e)	AUD	770	503
Reg. S, 5.00%, 07/21/2037 (e)	AUD	2,180	1,382
Reg. S, 5.25%, 07/21/2036 (e)	AUD	1,040	682
Reg. S, 5.25%, 08/13/2038 (e)	AUD	2,420	1,553
Series 27, Reg. S, 2.75%, 08/20/2027 (e)	AUD	400	261
Series 28, Reg. S, 3.25%, 07/21/2028 (e)	AUD	830	540
Series 47, Reg. S, 4.20%, 02/20/2047 (e)	AUD	490	259
Region of Ile de France, (France),
Reg. S, 0.00%, 04/20/2028	EUR	200	222
Reg. S, 0.63%, 04/23/2027	EUR	200	230
Reg. S, 2.23%, 07/19/2032	EUR	200	222
Reg. S, 2.90%, 04/30/2031	EUR	100	117
Reg. S, 3.65%, 05/25/2035	EUR	1,000	1,181
Region of Lazio Italy, (Italy), Reg. S, 3.09%, 03/31/2043	EUR	154	169
South Australian Government Financing Authority, (Australia),
Reg. S, 1.75%, 05/24/2032	AUD	670	372
Reg. S, 1.75%, 05/24/2034	AUD	1,000	513

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Regional (State/Province) — continued
Reg. S, 2.00%, 05/23/2036	AUD	689	336
Reg. S, 2.75%, 05/24/2030	AUD	1,070	663
Reg. S, 4.00%, 05/24/2029	AUD	1,000	658
Reg. S, 4.50%, 05/23/2031	AUD	2,400	1,587
Reg. S, 4.50%, 05/24/2033	AUD	1,600	1,036
Reg. S, 4.75%, 05/24/2038	AUD	400	247
State of Brandenburg, (Germany),
Reg. S, 0.13%, 01/26/2046	EUR	259	147
Reg. S, 0.38%, 01/29/2035	EUR	200	183
Reg. S, 0.50%, 11/21/2039	EUR	180	140
Reg. S, 1.13%, 07/04/2033	EUR	600	616
Reg. S, 1.45%, 11/26/2038	EUR	530	490
Reg. S, 2.50%, 01/25/2029	EUR	400	470
2.50%, 12/03/2030	EUR	1,000	1,164
2.50%, 07/24/2031	EUR	300	347
Reg. S, 2.88%, 05/23/2034	EUR	500	577
Reg. S, 3.00%, 02/27/2032	EUR	200	236
3.00%, 07/20/2033	EUR	200	235
3.00%, 05/28/2035	EUR	300	348
State of Bremen, (Germany),
Series 215, Reg. S, 1.20%, 01/30/2034	EUR	40	41
Series 217, Reg. S, 1.00%, 05/27/2039	EUR	200	171
Series 224, Reg. S, 0.40%, 08/20/2049	EUR	30	16
Series 232, Reg. S, 0.55%, 02/04/2050	EUR	30	17
Series 241, Reg. S, 0.13%, 04/29/2030	EUR	100	106
Series 247, Reg. S, 0.15%, 09/14/2040	EUR	310	222
Series 250, Reg. S, 0.01%, 10/06/2028	EUR	640	703
Series 258, Reg. S, 0.50%, 05/06/2041	EUR	138	102
Series 265, Reg. S, 0.15%, 10/24/2031	EUR	200	201
Series 269, Reg. S, 0.45%, 03/15/2029	EUR	300	330
Series 272, Reg. S, 3.00%, 03/02/2033	EUR	1,140	1,341
Series 274, Reg. S, 2.75%, 01/30/2032	EUR	1,310	1,529
Series 276, Reg. S, 2.88%, 07/18/2031	EUR	700	825
Series 277, Reg. S, 2.50%, 11/20/2029	EUR	200	234
Series 278, Reg. S, 2.75%, 01/28/2033	EUR	1,100	1,273
State of Hesse, (Germany),
Reg. S, 0.13%, 10/10/2031	EUR	403	406
Reg. S, 1.75%, 07/05/2027	EUR	100	117
Reg. S, 2.50%, 08/28/2030	EUR	300	350
2.50%, 10/01/2031	EUR	200	231
Reg. S, 2.63%, 09/10/2027	EUR	760	899
Reg. S, 2.63%, 08/25/2034	EUR	420	475
Reg. S, 2.75%, 01/10/2034	EUR	300	344
Reg. S, 2.88%, 03/12/2029	EUR	500	594
Reg. S, 2.90%, 06/18/2035	EUR	500	575
Reg. S, 3.13%, 03/12/2035	EUR	800	939
Reg. S, 3.13%, 03/10/2039	EUR	340	382
Reg. S, 3.25%, 10/05/2028	EUR	980	1,176
Series 1801, Reg. S, 0.63%, 08/02/2028	EUR	230	258
Series 1803, Reg. S, 1.30%, 10/10/2033	EUR	400	414
Series 1905, Reg. S, 0.00%, 09/10/2029	EUR	830	887

SEE NOTES TO FINANCIAL STATEMENTS.

104	SIX CIRCLES TRUST	DECEMBER 31, 2025

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Long Positions — continued
Foreign Government Securities — continued
Regional (State/Province) — continued
Series 2006, Reg. S, 0.01%, 03/11/2030	EUR	990	1,043
Series 2010, Reg. S, 0.00%, 11/08/2030	EUR	500	516
Series 2104, Reg. S, 0.00%, 07/19/2028	EUR	200	221
Series 2301, 2.88%, 01/10/2033	EUR	1,100	1,285
Series 2501, Reg. S, 2.75%, 01/12/2032	EUR	1,100	1,285
State of Lower Saxony, (Germany),
Reg. S, 0.00%, 02/11/2027	EUR	1,960	2,249
Reg. S, 0.01%, 02/19/2029	EUR	200	217
Reg. S, 0.01%, 01/10/2031	EUR	779	799
Reg. S, 0.05%, 03/09/2035	EUR	577	511
Reg. S, 0.13%, 01/09/2032	EUR	760	759
Reg. S, 0.38%, 05/14/2029	EUR	1,500	1,641
Reg. S, 1.50%, 10/17/2029	EUR	200	226
Reg. S, 2.50%, 01/09/2030	EUR	300	351
Reg. S, 2.63%, 03/15/2029	EUR	200	236
Reg. S, 2.63%, 03/18/2032	EUR	500	579
Reg. S, 2.75%, 03/25/2030	EUR	900	1,063
Reg. S, 2.75%, 02/17/2031	EUR	700	822
Reg. S, 2.75%, 08/04/2033	EUR	300	346
Reg. S, 2.75%, 02/24/2034	EUR	200	230
Reg. S, 2.75%, 01/09/2035	EUR	650	740
Series 879, Reg. S, 0.75%, 02/15/2028	EUR	400	455
Series 884, Reg. S, 0.88%, 10/25/2028	EUR	1,320	1,486
Series 898, Reg. S, 0.01%, 08/13/2030	EUR	749	780
Series 901, Reg. S, 0.01%, 11/25/2027	EUR	100	112
Series 908, Reg. S, 0.25%, 04/09/2029	EUR	700	765
Series 909, Reg. S, 0.75%, 03/21/2031	EUR	200	212
Series 917, Reg. S, 2.63%, 01/09/2034	EUR	700	796
Series 929, 2.63%, 10/29/2032	EUR	200	230
State of Mecklenburg-Western Pomerania, (Germany),
2.55%, 01/12/2032	EUR	450	519
Reg. S, 2.95%, 06/05/2034	EUR	100	116
Reg. S, 3.00%, 04/17/2035	EUR	200	232
State of North Rhine-Westphalia Germany, (Germany),
Reg. S, 0.00%, 01/15/2029	EUR	661	721
Reg. S, 0.00%, 11/26/2029	EUR	400	425
Reg. S, 0.13%, 06/04/2031	EUR	2,300	2,344
Reg. S, 0.20%, 03/31/2027	EUR	686	787
Reg. S, 0.20%, 04/09/2030	EUR	2,474	2,624
Reg. S, 0.20%, 01/27/2051	EUR	270	132
Reg. S, 0.38%, 09/02/2050	EUR	385	204
Reg. S, 0.50%, 11/25/2039	EUR	110	87
Reg. S, 0.60%, 06/04/2041	EUR	300	229
Reg. S, 0.75%, 08/16/2041	EUR	360	280
Reg. S, 0.80%, 07/30/2049	EUR	600	375
Reg. S, 0.90%, 11/15/2028	EUR	600	675
Reg. S, 0.95%, 03/13/2028	EUR	144	164

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Regional (State/Province) — continued
Reg. S, 0.95%, 01/10/2121	EUR	945	318
Reg. S, 1.00%, 10/16/2046	EUR	1,360	972
Reg. S, 1.25%, 05/12/2036	EUR	1,400	1,352
Reg. S, 1.38%, 01/15/2120	EUR	1,044	456
Reg. S, 1.45%, 02/16/2043	EUR	100	86
Reg. S, 1.45%, 01/19/2122	EUR	500	225
Reg. S, 1.63%, 10/24/2030	EUR	1,000	1,119
Reg. S, 1.65%, 02/22/2038	EUR	480	466
Reg. S, 1.65%, 05/16/2047	EUR	220	179
Reg. S, 1.75%, 10/26/2057	EUR	172	122
Reg. S, 1.75%, 07/11/2068	EUR	104	67
Reg. S, 1.95%, 09/26/2078	EUR	254	168
Reg. S, 2.00%, 06/15/2032	EUR	750	834
Reg. S, 2.15%, 03/21/2119	EUR	376	243
Reg. S, 2.25%, 06/14/2052	EUR	100	86
Reg. S, 2.35%, 07/10/2030	EUR	500	580
Reg. S, 2.50%, 10/15/2029	EUR	550	644
Reg. S, 2.65%, 01/15/2030	EUR	700	823
Reg. S, 2.70%, 09/05/2034	EUR	700	797
Reg. S, 2.75%, 01/15/2032	EUR	930	1,087
Reg. S, 2.90%, 06/07/2033	EUR	1,690	1,972
Reg. S, 2.90%, 01/15/2053	EUR	390	384
Reg. S, 3.00%, 01/27/2028	EUR	400	477
Reg. S, 3.00%, 06/06/2029	EUR	800	955
Reg. S, 3.00%, 03/20/2054	EUR	700	695
Reg. S, 3.38%, 10/31/2028	EUR	500	603
Reg. S, 3.40%, 03/07/2073	EUR	3,010	3,074
Series 15YR, Reg. S, 0.00%, 10/12/2035	EUR	1,454	1,252
Series 15YR, Reg. S, 1.10%, 03/13/2034	EUR	240	242
Series 1250, Reg. S, 2.38%, 05/13/2033	EUR	1,050	1,184
Series 1416, Reg. S, 0.63%, 07/21/2031	EUR	1,000	1,044
Series 1439, Reg. S, 1.55%, 06/16/2048	EUR	3,100	2,413
State of Rhineland-Palatinate, (Germany),
Reg. S, 0.01%, 02/25/2028	EUR	500	559
Reg. S, 0.01%, 01/21/2031	EUR	510	522
Reg. S, 0.38%, 01/26/2027	EUR	220	254
Reg. S, 0.38%, 03/10/2051	EUR	200	102
Reg. S, 0.75%, 02/23/2032	EUR	490	507
Reg. S, 2.75%, 02/23/2028	EUR	300	355
Reg. S, 2.75%, 07/25/2031	EUR	400	468
Reg. S, 3.00%, 05/02/2034	EUR	750	877
Series 117, Reg. S, 0.05%, 01/23/2030	EUR	900	954
State of Saarland, (Germany),
Reg. S, 0.05%, 11/05/2040	EUR	68	48
2.75%, 01/18/2030	EUR	300	354
2.75%, 04/10/2031	EUR	200	234
Reg. S, 3.00%, 01/19/2035	EUR	375	435
State of Saxony-Anhalt, (Germany),
Reg. S, 0.00%, 03/10/2031	EUR	280	285

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2025	SIX CIRCLES TRUST	105

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2025 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Long Positions — continued
Foreign Government Securities — continued
Regional (State/Province) — continued
0.35%, 02/09/2032	EUR	1,200	1,211
Reg. S, 0.50%, 03/24/2051	EUR	123	66
2.45%, 02/13/2030	EUR	700	817
2.75%, 05/19/2032	EUR	200	233
2.85%, 01/29/2035	EUR	600	688
3.15%, 02/06/2054	EUR	150	152
Series 10Y, Reg. S, 0.75%, 01/29/2029	EUR	200	223
Series 32, Reg. S, 2.95%, 06/20/2033	EUR	650	760
State of Schleswig-Holstein Germany, (Germany),
Reg. S, 0.01%, 05/22/2030	EUR	300	314
Reg. S, 0.05%, 07/08/2031	EUR	400	404
Reg. S, 0.13%, 06/12/2029	EUR	431	466
Reg. S, 0.38%, 02/08/2027	EUR	310	357
Reg. S, 0.50%, 03/22/2029	EUR	440	485
Reg. S, 0.63%, 08/31/2028	EUR	140	157
Reg. S, 1.38%, 07/14/2027	EUR	250	290
Reg. S, 2.38%, 09/22/2032	EUR	430	487
Reg. S, 2.75%, 08/02/2032	EUR	200	233
Reg. S, 2.75%, 06/13/2033	EUR	200	231
Reg. S, 2.88%, 06/25/2029	EUR	400	475
Reg. S, 2.88%, 05/30/2034	EUR	500	578
Reg. S, 2.88%, 04/10/2035	EUR	1,000	1,148
Reg. S, 3.00%, 08/16/2033	EUR	400	469
Tasmanian Public Finance Corp., (Australia),
Reg. S, 2.00%, 01/24/2030	AUD	1,700	1,025
Reg. S, 4.00%, 01/20/2034	AUD	1,000	610
Reg. S, 4.75%, 01/21/2031	AUD	2,570	1,709
4.75%, 01/25/2035	AUD	400	254
Reg. S, 5.25%, 01/23/2036	AUD	600	391
Treasury Corp. of Victoria, (Australia),
1.25%, 11/19/2027	AUD	2,370	1,498
Reg. S, 1.50%, 11/20/2030	AUD	3,850	2,216
Reg. S, 1.50%, 09/10/2031	AUD	6,550	3,656
Reg. S, 2.00%, 09/17/2035	AUD	4,570	2,268
Reg. S, 2.25%, 09/15/2033	AUD	10,260	5,598
Reg. S, 2.25%, 11/20/2034	AUD	8,060	4,222
2.25%, 11/20/2041	AUD	2,500	1,037
Reg. S, 2.50%, 10/22/2029	AUD	4,200	2,605
Reg. S, 3.00%, 10/20/2028	AUD	3,390	2,181
4.25%, 12/20/2032	AUD	3,210	2,051
Reg. S, 4.75%, 09/15/2036	AUD	1,500	942
Reg. S, 5.25%, 09/15/2038	AUD	1,920	1,233
Reg. S, 5.25%, 09/15/2044	AUD	460	282
5.50%, 09/15/2039	AUD	1,450	943
Western Australian Treasury Corp., (Australia),
Reg. S, 1.50%, 10/22/2030	AUD	2,420	1,404
Reg. S, 2.25%, 07/23/2041	AUD	50	22
Reg. S, 4.25%, 07/20/2033	AUD	2,000	1,279
Reg. S, 4.75%, 10/24/2035	AUD	960	619
Series 27, Reg. S, 3.00%, 10/21/2027	AUD	1,070	700
Series 28, Reg. S, 3.25%, 07/20/2028	AUD	1,000	651
Series 29, Reg. S, 2.75%, 07/24/2029	AUD	2,670	1,686

Total Regional (State/Province)			310,909

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Sovereign — 51.9%
Action Logement Services, (France),
Reg. S, 0.38%, 10/05/2031	EUR	500	502
Reg. S, 0.50%, 10/30/2034	EUR	900	812
Reg. S, 3.13%, 09/28/2037	EUR	600	653
Reg. S, 3.63%, 05/25/2043	EUR	800	856
Reg. S, 4.13%, 10/03/2038	EUR	100	118
Andorra International Bond, (Andorra),
Reg. S, 1.25%, 02/23/2027	EUR	800	925
Reg. S, 1.25%, 05/06/2031	EUR	1,000	1,054
Australia Government Bond, (Australia),
Series 136, Reg. S, 4.75%, 04/21/2027	AUD	9,420	6,345
Series 138, Reg. S, 3.25%, 04/21/2029	AUD	9,630	6,243
Series 144, Reg. S, 3.75%, 04/21/2037	AUD	4,500	2,723
Series 145, Reg. S, 2.75%, 06/21/2035	AUD	6,860	3,890
Series 147, Reg. S, 3.25%, 06/21/2039	AUD	3,830	2,136
Series 148, Reg. S, 2.75%, 11/21/2027	AUD	12,590	8,205
Series 149, Reg. S, 2.25%, 05/21/2028	AUD	13,680	8,751
Series 150, Reg. S, 3.00%, 03/21/2047	AUD	4,366	2,101
Series 152, Reg. S, 2.75%, 11/21/2028	AUD	14,798	9,505
Series 154, Reg. S, 2.75%, 11/21/2029	AUD	11,105	7,026
Series 155, Reg. S, 2.50%, 05/21/2030	AUD	15,855	9,847
Series 156, Reg. S, 2.75%, 05/21/2041	AUD	7,050	3,576
Series 157, 1.50%, 06/21/2031	AUD	14,300	8,229
Series 158, 1.25%, 05/21/2032	AUD	13,750	7,558
Series 160, Reg. S, 1.00%, 12/21/2030	AUD	11,110	6,331
Series 162, Reg. S, 1.75%, 06/21/2051	AUD	7,890	2,692
Series 163, Reg. S, 1.00%, 11/21/2031	AUD	15,816	8,708
Series 164, Reg. S, 0.50%, 09/21/2026	AUD	4,170	2,716
Series 165, Reg. S, 1.75%, 11/21/2032	AUD	11,770	6,582
Series 166, Reg. S, 3.00%, 11/21/2033	AUD	8,190	4,893
Series 167, Reg. S, 3.75%, 05/21/2034	AUD	9,040	5,661
Series 168, Reg. S, 3.50%, 12/21/2034	AUD	9,270	5,651
Series 169, Reg. S, 4.75%, 06/21/2054	AUD	3,720	2,310

SEE NOTES TO FINANCIAL STATEMENTS.

106	SIX CIRCLES TRUST	DECEMBER 31, 2025

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Long Positions — continued
Foreign Government Securities — continued
Sovereign — continued
Series 170, Reg. S, 4.25%, 06/21/2034	AUD	3,270	2,122
Series 171, Reg. S, 4.25%, 12/21/2035	AUD	6,080	3,898
Series 172, Reg. S, 4.25%, 03/21/2036	AUD	6,400	4,094
Series 173, Reg. S, 4.25%, 10/21/2036	AUD	5,790	3,688
Bermuda Government International Bond, (Bermuda), 2.38%, 08/20/2030 (e)		670	607
Bonos de la Tesoreria de la Republica en pesos, (Chile),
Reg. S, 4.70%, 09/01/2030 (e)	CLP	300,000	333
5.00%, 03/01/2035	CLP	350,000	386
Bpifrance SACA, (France),
Reg. S, 0.00%, 05/25/2028	EUR	600	664
Reg. S, 0.05%, 09/26/2029	EUR	1,100	1,168
Reg. S, 0.13%, 11/25/2028	EUR	300	328
Reg. S, 0.25%, 03/29/2030	EUR	200	211
Reg. S, 0.25%, 06/04/2031	EUR	200	202
Reg. S, 0.63%, 07/22/2031	EUR	600	617
Reg. S, 0.88%, 09/26/2028	EUR	200	224
Reg. S, 1.88%, 05/25/2030	EUR	200	225
Reg. S, 2.13%, 11/29/2027	EUR	600	701
Reg. S, 2.75%, 02/25/2029	EUR	500	588
Reg. S, 2.88%, 11/25/2029	EUR	500	588
Reg. S, 2.88%, 11/25/2031	EUR	700	810
Reg. S, 2.88%, 01/31/2032	EUR	100	116
Reg. S, 3.00%, 05/25/2032	EUR	1,000	1,158
Reg. S, 3.13%, 07/01/2033	EUR	1,000	1,154
Reg. S, 3.25%, 05/25/2035	EUR	500	568
Reg. S, 3.38%, 11/25/2032	EUR	200	236
Reg. S, 3.38%, 05/25/2034	EUR	1,500	1,738
Reg. S, 3.50%, 09/27/2027	EUR	200	239
Bulgaria Government International Bond, (Bulgaria),
Series 7Y, Reg. S, 4.13%, 09/23/2029	EUR	1,000	1,233
Series 12YR, Reg. S, 3.00%, 03/21/2028	EUR	800	951
Series 12Y, Reg. S, 4.63%, 09/23/2034	EUR	1,000	1,280
Series 30Y, Reg. S, 1.38%, 09/23/2050	EUR	1,300	862
Bundesobligation, (Germany),
Series 185, Reg. S, 0.00%, 04/16/2027	EUR	8,073	9,245
Series 186, Reg. S, 1.30%, 10/15/2027	EUR	9,410	10,911
Series 187, Reg. S, 2.20%, 04/13/2028	EUR	10,230	12,039
Series 188, Reg. S, 2.40%, 10/19/2028	EUR	14,470	17,093
Series 189, Reg. S, 2.10%, 04/12/2029	EUR	16,050	18,758

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Sovereign — continued
Series 190, Reg. S, 2.50%, 10/11/2029	EUR	6,880	8,134
Series 191, Reg. S, 2.40%, 04/18/2030	EUR	9,020	10,602
Series 192, Reg. S, 2.20%, 10/10/2030	EUR	3,270	3,800
Series G, Reg. S, 1.30%, 10/15/2027	EUR	4,860	5,636
Series G, Reg. S, 2.10%, 04/12/2029	EUR	3,000	3,507
Bundesrepublik Deutschland Bundesanleihe, (Germany),
Reg. S, 2.50%, 11/15/2032	EUR	1,280	1,491
Reg. S, 2.50%, 08/15/2046	EUR	13,566	13,881
Reg. S, 2.60%, 08/15/2035	EUR	5,480	6,303
Reg. S, 2.90%, 08/15/2056	EUR	6,060	6,352
Reg. S, 6.50%, 07/04/2027	EUR	16,810	21,038
Series 7Y, Reg. S, 2.10%, 11/15/2029	EUR	10,170	11,848
Series 7Y, Reg. S, 2.40%, 11/15/2030	EUR	7,690	9,016
Series 8Y, Reg. S, 0.00%, 11/15/2027	EUR	11,701	13,233
Series 8Y, Reg. S, 0.00%, 11/15/2028	EUR	10,025	11,075
Series 10Y, Reg. S, 0.00%, 08/15/2029	EUR	8,302	8,989
Series 10Y, Reg. S, 0.00%, 02/15/2030	EUR	6,573	7,019
Series 10Y, Reg. S, 0.00%, 08/15/2030	EUR	9,070	9,558
Series 10Y, Reg. S, 0.00%, 02/15/2031	EUR	9,459	9,822
Series 10Y, Reg. S, 0.00%, 08/15/2031	EUR	9,650	9,877
Series 10Y, Reg. S, 0.00%, 02/15/2032	EUR	10,264	10,339
Series 10Y, Reg. S, 0.25%, 02/15/2027	EUR	3,990	4,599
Series 10Y, Reg. S, 0.25%, 08/15/2028	EUR	9,599	10,740
Series 10Y, Reg. S, 0.25%, 02/15/2029	EUR	6,910	7,642
Series 10Y, Reg. S, 0.50%, 08/15/2027	EUR	10,060	11,529
Series 10Y, Reg. S, 0.50%, 02/15/2028	EUR	11,770	13,378
Series 10Y, Reg. S, 1.70%, 08/15/2032	EUR	10,160	11,300
Series 10Y, Reg. S, 2.20%, 02/15/2034	EUR	8,280	9,344
Series 10Y, Reg. S, 2.30%, 02/15/2033	EUR	13,855	15,913
Series 10Y, Reg. S, 2.50%, 02/15/2035	EUR	7,020	8,039
Series 10Y, Reg. S, 2.60%, 08/15/2033	EUR	8,640	10,082
Series 10Y, Reg. S, 2.60%, 08/15/2034	EUR	12,340	14,295
Series 15Y, Reg. S, 0.00%, 05/15/2035	EUR	9,334	8,415
Series 15Y, Reg. S, 0.00%, 05/15/2036	EUR	13,220	11,489
Series 16Y, Reg. S, 1.00%, 05/15/2038	EUR	9,302	8,604
Series 17Y, Reg. S, 2.60%, 05/15/2041	EUR	5,260	5,707
Series 30Y, Reg. S, 2.50%, 08/15/2054	EUR	9,905	9,595
Series 30Y, Reg. S, 5.50%, 01/04/2031	EUR	7,190	9,645
Series 30Y, Reg. S, 5.63%, 01/04/2028	EUR	780	979
Series 30Y, Reg. S, 6.25%, 01/04/2030	EUR	1,025	1,383
Series 31Y, Reg. S, 0.00%, 08/15/2050	EUR	13,481	6,808
Series 31Y, Reg. S, 0.00%, 08/15/2052	EUR	9,815	4,631
Series 31Y, Reg. S, 1.25%, 08/15/2048	EUR	13,200	10,249
Series 31Y, Reg. S, 1.80%, 08/15/2053	EUR	16,560	13,738
Series 31Y, Reg. S, 4.75%, 07/04/2034	EUR	14,971	20,245
Series 32Y, Reg. S, 2.50%, 07/04/2044	EUR	9,865	10,275
Series 32Y, Reg. S, 3.25%, 07/04/2042	EUR	10,036	11,764
Series 32Y, Reg. S, 4.00%, 01/04/2037	EUR	12,423	16,006
Series 32Y, Reg. S, 4.25%, 07/04/2039	EUR	5,644	7,454
Series 32Y, Reg. S, 4.75%, 07/04/2040	EUR	6,924	9,618
Series G, Reg. S, 0.00%, 08/15/2030	EUR	2,610	2,751
Series G, Reg. S, 0.00%, 08/15/2031	EUR	740	758

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2025	SIX CIRCLES TRUST	107

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2025 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Long Positions — continued
Foreign Government Securities — continued
Sovereign — continued
Series G, Reg. S, 0.00%, 08/15/2050	EUR	6,572	3,338
Series G, Reg. S, 1.80%, 08/15/2053	EUR	4,768	3,964
Series G, Reg. S, 2.30%, 02/15/2033	EUR	4,950	5,694
Series G, Reg. S, 2.50%, 02/15/2035	EUR	1,360	1,559
Bundesschatzanweisungen, (Germany),
Reg. S, 1.70%, 06/10/2027	EUR	13,020	15,220
Reg. S, 1.90%, 09/16/2027	EUR	10,930	12,802
Series 2Y, Reg. S, 2.20%, 03/11/2027	EUR	3,270	3,850
Caisse d’Amortissement de la Dette Sociale, (France),
Reg. S, 0.00%, 02/25/2028	EUR	2,200	2,458
Reg. S, 0.00%, 05/25/2029	EUR	500	538
Reg. S, 0.00%, 11/25/2030	EUR	1,400	1,432
Reg. S, 0.00%, 05/25/2031	EUR	1,600	1,608
Reg. S, 0.13%, 09/15/2031	EUR	500	500
Reg. S, 0.45%, 01/19/2032	EUR	2,200	2,220
Reg. S, 0.60%, 11/25/2029	EUR	1,400	1,519
Reg. S, 1.50%, 05/25/2032	EUR	1,700	1,814
Reg. S, 1.75%, 11/25/2027	EUR	800	930
Reg. S, 2.38%, 09/24/2028	EUR	800	937
Reg. S, 2.75%, 09/24/2027	EUR	1,400	1,658
Reg. S, 2.75%, 02/25/2029	EUR	2,400	2,835
Reg. S, 2.75%, 11/25/2032	EUR	1,400	1,601
Reg. S, 2.88%, 05/25/2027	EUR	2,100	2,489
Reg. S, 2.88%, 05/25/2030	EUR	1,200	1,416
Reg. S, 3.00%, 05/25/2028	EUR	800	952
Reg. S, 3.00%, 11/25/2031	EUR	2,100	2,462
Reg. S, 3.13%, 03/01/2030	EUR	1,500	1,789
Caisse Francaise de Financement Local SA, (France),
Reg. S, 0.01%, 02/22/2028	EUR	100	111
Reg. S, 0.38%, 01/20/2032	EUR	100	100
Reg. S, 2.63%, 11/29/2029	EUR	100	117
Reg. S, 3.00%, 10/02/2028	EUR	5,000	5,939
Reg. S, 3.00%, 03/19/2036	EUR	100	112
Reg. S, 3.13%, 11/16/2027	EUR	200	238
Reg. S, 3.13%, 07/20/2033	EUR	100	116
Reg. S, 3.13%, 11/24/2033	EUR	100	116
Reg. S, 3.13%, 05/17/2039	EUR	100	109
Reg. S, 3.63%, 01/17/2029	EUR	100	121
Canadian Government Bond, (Canada),
1.00%, 06/01/2027	CAD	200	143
1.50%, 06/01/2031	CAD	600	403
1.75%, 12/01/2053	CAD	400	187
2.00%, 06/01/2032	CAD	600	408
2.00%, 12/01/2051	CAD	530	269
3.50%, 03/01/2028	CAD	500	371
3.50%, 09/01/2029	CAD	100	74
3.50%, 12/01/2045	CAD	1,700	1,197
4.00%, 06/01/2041	CAD	150	114
Chile Government International Bond, (Chile),
0.83%, 07/02/2031	EUR	1,050	1,082

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Sovereign — continued
1.30%, 07/26/2036	EUR	1,000	913
2.55%, 07/27/2033		200	173
China Government Bond, (China),
1.42%, 11/15/2027	CNY	425,100	60,931
1.43%, 01/25/2030	CNY	424,000	60,343
1.44%, 09/15/2027	CNY	20,000	2,865
1.49%, 12/25/2031	CNY	316,200	44,672
1.59%, 03/15/2027	CNY	45,000	6,461
1.62%, 08/15/2027	CNY	314,700	45,243
1.65%, 05/15/2035	CNY	170,200	23,900
1.74%, 10/15/2029	CNY	8,300	1,198
1.85%, 05/15/2027	CNY	65,500	9,438
1.87%, 09/15/2031	CNY	149,700	21,612
1.91%, 07/15/2029	CNY	909,000	131,873
1.92%, 07/15/2045	CNY	10,000	1,336
Reg. S, 1.93%, 04/10/2030	CNH	6,300	912
2.04%, 02/25/2027	CNY	75,000	10,819
2.04%, 11/25/2034	CNY	93,700	13,610
2.05%, 04/15/2029	CNY	110,600	16,115
2.10%, 05/25/2075	CNY	4,900	634
2.11%, 08/25/2034	CNY	51,700	7,553
2.27%, 05/25/2034	CNY	86,500	12,790
2.28%, 03/25/2031	CNY	63,600	9,388
2.35%, 02/25/2034	CNY	229,200	34,081
2.37%, 01/15/2029	CNY	145,900	21,466
2.44%, 10/15/2027	CNY	258,000	37,593
2.48%, 04/15/2027	CNY	166,300	24,142
2.48%, 09/25/2028	CNY	93,900	13,840
2.49%, 05/25/2044	CNY	268,720	39,263
2.50%, 07/25/2027	CNY	81,700	11,880
2.52%, 08/25/2033	CNY	667,400	100,425
2.54%, 12/25/2030	CNY	122,000	18,232
2.62%, 04/15/2028	CNY	38,000	5,592
2.62%, 06/25/2030	CNY	264,500	39,531
2.64%, 01/15/2028	CNY	17,500	2,570
2.65%, 03/25/2074	CNY	68,200	10,316
2.67%, 05/25/2033	CNY	661,800	100,508
2.68%, 05/21/2030	CNY	288,800	43,220
Reg. S, 2.71%, 06/16/2033	CNH	11,000	1,667
2.75%, 06/15/2029	CNY	87,800	13,100
2.80%, 03/24/2029	CNY	363,600	54,229
Reg. S, 2.82%, 08/12/2032	CNH	10,000	1,517
3.12%, 10/25/2052	CNY	175,600	28,844
3.19%, 04/15/2053	CNY	176,200	29,337
3.27%, 03/25/2073	CNY	162,870	28,618
3.32%, 04/15/2052	CNY	267,330	45,263
Reg. S, 3.38%, 07/04/2026	CNH	24,000	3,472
3.39%, 03/16/2050	CNY	15,040	2,552
3.53%, 10/18/2051	CNY	113,500	19,870
Reg. S, 3.60%, 06/27/2028	CNH	26,500	3,990
Reg. S, 3.60%, 05/21/2030	CNH	8,500	1,316
3.73%, 05/25/2070	CNY	14,670	2,837
3.76%, 03/22/2071	CNY	2,300	448

SEE NOTES TO FINANCIAL STATEMENTS.

108	SIX CIRCLES TRUST	DECEMBER 31, 2025

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Long Positions — continued
Foreign Government Securities — continued
Sovereign — continued
3.81%, 09/14/2050	CNY	55,000	9,974
Reg. S, 3.85%, 12/12/2026	CNH	19,000	2,783
Reg. S, 3.90%, 07/04/2036	CNH	13,500	2,272
Reg. S, 4.00%, 11/30/2035	CNH	30,500	5,154
4.00%, 06/24/2069	CNY	5,000	1,014
Reg. S, 4.15%, 12/04/2027	CNH	20,000	3,011
Reg. S, 4.15%, 12/12/2031	CNH	3,000	487
Reg. S, 4.29%, 05/22/2029	CNH	3,000	468
Reg. S, 4.40%, 12/12/2046	CNH	26,000	4,862
Corp. de Reservas Estrategicas de Productos Petroliferos Cores, (Spain), Reg. S, 1.75%, 11/24/2027	EUR	200	232
Croatia Government International Bond, (Croatia),
Reg. S, 1.13%, 06/19/2029	EUR	300	336
Reg. S, 1.50%, 06/17/2031	EUR	1,290	1,412
Reg. S, 1.75%, 03/04/2041	EUR	500	455
Reg. S, 2.70%, 06/15/2028	EUR	2,850	3,369
Reg. S, 2.88%, 04/22/2032	EUR	1,660	1,939
Reg. S, 3.00%, 03/20/2027	EUR	300	356
Reg. S, 3.25%, 02/11/2037	EUR	560	637
Reg. S, 3.38%, 03/12/2034	EUR	1,960	2,348
Cyprus Government International Bond, (Cyprus),
Reg. S, 0.63%, 01/21/2030	EUR	235	256
Reg. S, 0.95%, 01/20/2032	EUR	300	316
Reg. S, 1.25%, 01/21/2040	EUR	720	634
Reg. S, 2.25%, 04/16/2050	EUR	470	410
Reg. S, 2.75%, 05/03/2049	EUR	230	224
Reg. S, 3.25%, 06/27/2031	EUR	1,069	1,283
Reg. S, 4.13%, 04/13/2033	EUR	360	453
Czech Republic Government Bond, (Czech Republic),
Series 49, Reg. S, 4.20%, 12/04/2036	CZK	5,390	253
Series 53, Reg. S, 4.85%, 11/26/2057	CZK	2,340	107
Series 78, Reg. S, 2.50%, 08/25/2028	CZK	39,010	1,842
Series 94, Reg. S, 0.95%, 05/15/2030	CZK	89,350	3,825
Series 95, Reg. S, 1.00%, 06/26/2026	CZK	500	24
Series 100, 0.25%, 02/10/2027	CZK	26,000	1,221
Series 103, 2.00%, 10/13/2033	CZK	45,850	1,875
Series 105, 2.75%, 07/23/2029	CZK	29,860	1,398
Series 121, 1.20%, 03/13/2031	CZK	54,460	2,294
Series 125, 1.50%, 04/24/2040	CZK	45,720	1,460
Series 130, 0.05%, 11/29/2029	CZK	13,030	546
Series 138, 1.75%, 06/23/2032	CZK	42,310	1,769
Series 142, 1.95%, 07/30/2037	CZK	12,960	477
Series 145, 3.50%, 05/30/2035	CZK	52,820	2,370
Series 149, 5.50%, 12/12/2028	CZK	83,830	4,272
Series 150, 5.00%, 09/30/2030	CZK	60,730	3,075
Series 151, 4.90%, 04/14/2034	CZK	51,240	2,562
Series 152, 6.20%, 06/16/2031	CZK	17,600	940
Series 153, 5.75%, 03/29/2029	CZK	18,100	931
Series 154, 4.50%, 11/11/2032	CZK	35,960	1,765

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Sovereign — continued
Series 156, 3.00%, 03/03/2033	CZK	13,630	608
Series 157, 3.60%, 06/03/2036	CZK	24,020	1,069
Series 158, 4.00%, 04/04/2044	CZK	10,000	429
Series 160, 4.25%, 10/24/2034	CZK	47,520	2,265
Series 162, 5.30%, 09/19/2035	CZK	53,320	2,734
Denmark Government Bond, (Denmark),
Series 10Y, 0.50%, 11/15/2027	DKK	20,078	3,083
Series 10Y, 0.50%, 11/15/2029	DKK	20,004	2,957
Series 31Y, 4.50%, 11/15/2039	DKK	31,710	5,869
Series 32Y, 0.25%, 11/15/2052	DKK	22,551	1,724
Series G, 0.00%, 11/15/2031	DKK	16,570	2,278
Series G, 2.25%, 11/15/2033	DKK	3,650	561
Series TWIN, 0.00%, 11/15/2031	DKK	14,257	1,958
Series TWIN, 2.25%, 11/15/2033	DKK	23,390	3,594
Series TWIN, 2.25%, 11/15/2035	DKK	17,280	2,602
Estonia Government International Bond, (Estonia),
Reg. S, 3.25%, 01/17/2034	EUR	1,340	1,560
Series 10Y, Reg. S, 0.13%, 06/10/2030	EUR	200	208
Series 10Y, Reg. S, 4.00%, 10/12/2032	EUR	290	357
European Financial Stability Facility, (Luxembourg),
Reg. S, 0.05%, 10/17/2029	EUR	9,000	9,636
Reg. S, 0.05%, 01/18/2052	EUR	1,000	448
Reg. S, 1.20%, 02/17/2045	EUR	2,325	1,785
Reg. S, 1.70%, 02/13/2043	EUR	1,900	1,662
Reg. S, 1.75%, 07/17/2053	EUR	2,050	1,543
Reg. S, 2.00%, 02/28/2056	EUR	2,000	1,561
Reg. S, 2.38%, 06/21/2032	EUR	5,000	5,698
Reg. S, 2.75%, 12/03/2029	EUR	1,020	1,208
Reg. S, 3.38%, 04/03/2037	EUR	3,000	3,541
European Stability Mechanism, (Supranational),
Reg. S, 0.01%, 03/04/2030	EUR	1,900	2,018
Reg. S, 0.75%, 09/05/2028	EUR	2,750	3,105
Reg. S, 0.88%, 07/18/2042	EUR	1,020	813
Reg. S, 1.75%, 10/20/2045	EUR	1,050	910
Reg. S, 1.85%, 12/01/2055	EUR	180	138
Reg. S, 2.38%, 09/30/2027	EUR	5,000	5,899
European Union, (Supranational),
Reg. S, 0.00%, 10/04/2028	EUR	5,000	5,517
Reg. S, 0.00%, 04/22/2031	EUR	5,800	5,905
Reg. S, 0.45%, 07/04/2041	EUR	13,800	10,155
Reg. S, 0.70%, 07/06/2051	EUR	5,900	3,387
Reg. S, 0.75%, 04/04/2031	EUR	3,925	4,163
Reg. S, 1.00%, 07/06/2032	EUR	5,800	6,089
Reg. S, 1.13%, 04/04/2036	EUR	1,265	1,212
Reg. S, 1.38%, 10/04/2029	EUR	8,000	9,005
Reg. S, 1.50%, 10/04/2035	EUR	5,000	4,985
Reg. S, 2.63%, 07/04/2028	EUR	5,000	5,921
Reg. S, 2.88%, 12/06/2027	EUR	5,000	5,947
Reg. S, 2.88%, 10/05/2029	EUR	5,000	5,957
Reg. S, 3.38%, 04/04/2032	EUR	1,200	1,448

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2025	SIX CIRCLES TRUST	109

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2025 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Long Positions — continued
Foreign Government Securities — continued
Sovereign — continued
Reg. S, 3.38%, 10/04/2038	EUR	10,000	11,618
Reg. S, 3.38%, 10/05/2054	EUR	1,900	1,977
Reg. S, 3.75%, 04/04/2042	EUR	5,015	5,897
Series SURE, Reg. S, 0.00%, 10/04/2030	EUR	10,000	10,421
Series SURE, Reg. S, 0.10%, 10/04/2040	EUR	7,675	5,451
Series SURE, Reg. S, 0.20%, 06/04/2036	EUR	9,600	8,283
Series SURE, Reg. S, 0.30%, 11/04/2050	EUR	1,220	627
Series SURE, Reg. S, 0.45%, 05/02/2046	EUR	5,000	3,072
Series SURE, Reg. S, 0.75%, 01/04/2047	EUR	5,000	3,261
Series SURE, Reg. S, 1.13%, 06/04/2037	EUR	5,000	4,637
Export Development Canada, (Canada),
Reg. S, 2.63%, 01/18/2029	EUR	500	590
Reg. S, 2.88%, 01/19/2028	EUR	1,000	1,187
Export-Import Bank of China (The), (China),
Series 1910, 3.86%, 05/20/2029	CNY	126,800	19,380
Series 2007, 3.26%, 02/24/2027	CNY	69,500	10,122
Series 2010, 3.23%, 03/23/2030	CNY	83,200	12,581
Series 2011, 3.74%, 11/16/2030	CNY	14,300	2,229
Series 2110, 3.38%, 07/16/2031	CNY	12,900	1,987
Series 2210, 3.18%, 03/11/2032	CNY	157,200	24,113
Series 2211, 2.90%, 08/19/2032	CNY	106,600	16,130
Series 2215, 2.82%, 06/17/2027	CNY	39,600	5,761
Series 2305, 2.87%, 02/06/2028	CNY	158,300	23,189
Series 2310, 3.10%, 02/13/2033	CNY	111,400	17,095
Series 2311, 2.85%, 07/07/2033	CNY	65,300	9,881
Series 2315, 2.50%, 08/04/2028	CNY	7,000	1,021
Series 2410, 2.44%, 04/12/2034	CNY	31,900	4,695
Series 2411, 2.17%, 08/16/2034	CNY	3,900	563
Series 2415, 1.86%, 11/08/2029	CNY	40,300	5,787
Export-Import Bank of Korea, (South Korea), Reg. S, 3.42%, 01/06/2029		1,000	967
Finland Government Bond, (Finland),
Series 4Y, Reg. S, 1.38%, 04/15/2027 (e)	EUR	1,760	2,051
Series 6Y, Reg. S, 2.50%, 04/15/2030 (e)	EUR	1,810	2,124
Series 6Y, Reg. S, 2.88%, 04/15/2029 (e)	EUR	1,160	1,384
Series 10Y, Reg. S, 0.00%, 09/15/2030 (e)	EUR	2,350	2,446
Series 10Y, Reg. S, 0.13%, 09/15/2031 (e)	EUR	2,215	2,246
Series 10Y, Reg. S, 0.50%, 09/15/2027 (e)	EUR	660	754
Series 10Y, Reg. S, 0.50%, 09/15/2028 (e)	EUR	3,874	4,341

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Sovereign — continued
Series 10Y, Reg. S, 0.50%, 09/15/2029 (e)	EUR	3,660	4,008
Series 10Y, Reg. S, 1.50%, 09/15/2032 (e)	EUR	3,070	3,313
Series 10Y, Reg. S, 3.00%, 09/15/2033 (e)	EUR	2,520	2,968
Series 10Y, Reg. S, 3.00%, 09/15/2034 (e)	EUR	3,060	3,577
Series 10Y, Reg. S, 3.00%, 09/15/2035 (e)	EUR	3,460	4,011
Series 15Y, Reg. S, 2.75%, 04/15/2038 (e)	EUR	1,780	1,952
Series 16Y, Reg. S, 0.13%, 04/15/2036 (e)	EUR	1,010	864
Series 16Y, Reg. S, 0.75%, 04/15/2031 (e)	EUR	1,321	1,405
Series 16Y, Reg. S, 1.13%, 04/15/2034 (e)	EUR	1,981	2,006
Series 16Y, Reg. S, 2.75%, 07/04/2028 (e)	EUR	960	1,143
Series 20Y, Reg. S, 0.25%, 09/15/2040 (e)	EUR	2,714	1,995
Series 20Y, Reg. S, 3.20%, 04/15/2045 (e)	EUR	590	647
Series 21Y, Reg. S, 0.50%, 04/15/2043 (e)	EUR	1,700	1,194
Series 30Y, Reg. S, 1.38%, 04/15/2047 (e)	EUR	3,237	2,488
Series 30Y, Reg. S, 2.63%, 07/04/2042 (e)	EUR	1,375	1,421
Series 31Y, Reg. S, 0.13%, 04/15/2052 (e)	EUR	1,470	676
Series 31Y, Reg. S, 2.95%, 04/15/2055 (e)	EUR	1,690	1,663
Finnvera OYJ, (Finland),
Reg. S, 0.00%, 09/15/2027	EUR	500	566
Reg. S, 0.38%, 04/09/2029	EUR	300	329
Reg. S, 0.75%, 08/07/2028	EUR	1,300	1,466
Reg. S, 1.13%, 05/17/2032	EUR	500	525
Reg. S, 1.25%, 07/14/2033	EUR	200	206
Reg. S, 2.13%, 03/08/2028	EUR	300	351
Reg. S, 2.88%, 08/30/2029	EUR	500	591
French Republic Government Bond OAT, (France),
Reg. S, 0.00%, 02/25/2027 (e)	EUR	14,425	16,543
Reg. S, 0.00%, 11/25/2029 (e)	EUR	26,745	28,411
Reg. S, 0.00%, 11/25/2030 (e)	EUR	23,480	24,101
Reg. S, 0.00%, 11/25/2031 (e)	EUR	23,194	22,939
Reg. S, 0.00%, 05/25/2032 (e)	EUR	21,470	20,819
Reg. S, 0.50%, 05/25/2029 (e)	EUR	27,017	29,663
Reg. S, 0.50%, 05/25/2040 (e)	EUR	21,032	15,434
Reg. S, 0.50%, 06/25/2044 (e)	EUR	6,905	4,351
Reg. S, 0.50%, 05/25/2072 (e)	EUR	5,493	1,599

SEE NOTES TO FINANCIAL STATEMENTS.

110	SIX CIRCLES TRUST	DECEMBER 31, 2025

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Long Positions — continued
Foreign Government Securities — continued
Sovereign — continued
Reg. S, 0.75%, 02/25/2028 (e)	EUR	17,240	19,603
Reg. S, 0.75%, 05/25/2028 (e)	EUR	21,873	24,753
Reg. S, 0.75%, 11/25/2028 (e)	EUR	25,037	28,043
Reg. S, 0.75%, 05/25/2052 (e)	EUR	13,387	6,880
Reg. S, 0.75%, 05/25/2053 (e)	EUR	12,718	6,326
Reg. S, 1.00%, 05/25/2027 (e)	EUR	14,218	16,438
Reg. S, 1.25%, 05/25/2034 (e)	EUR	21,436	21,337
Reg. S, 1.25%, 05/25/2036 (e)	EUR	18,214	17,057
Reg. S, 1.25%, 05/25/2038 (e)	EUR	11,840	10,418
Reg. S, 1.50%, 05/25/2031 (e)	EUR	17,733	19,418
Reg. S, 1.50%, 05/25/2050 (e)	EUR	10,300	6,981
Reg. S, 1.75%, 06/25/2039 (e)	EUR	12,077	11,079
Reg. S, 1.75%, 05/25/2066 (e)	EUR	6,876	3,947
Reg. S, 2.00%, 11/25/2032 (e)	EUR	21,293	23,283
Reg. S, 2.00%, 05/25/2048 (e)	EUR	11,887	9,429
Reg. S, 2.40%, 09/24/2028 (e)	EUR	11,570	13,589
Reg. S, 2.50%, 09/24/2027 (e)	EUR	24,970	29,475
Reg. S, 2.50%, 05/25/2030 (e)	EUR	23,631	27,540
Reg. S, 2.50%, 05/25/2043 (e)	EUR	8,540	8,055
Reg. S, 2.70%, 02/25/2031 (e)	EUR	12,310	14,364
Reg. S, 2.75%, 10/25/2027 (e)	EUR	23,049	27,324
Reg. S, 2.75%, 02/25/2029 (e)	EUR	14,520	17,191
Reg. S, 2.75%, 02/25/2030 (e)	EUR	17,140	20,196
Reg. S, 3.00%, 05/25/2033 (e)	EUR	17,320	20,071
Reg. S, 3.00%, 11/25/2034 (e)	EUR	15,600	17,743
Reg. S, 3.00%, 06/25/2049 (e)	EUR	5,020	4,786
Reg. S, 3.00%, 05/25/2054 (e)	EUR	9,880	8,942
Reg. S, 3.20%, 05/25/2035 (e)	EUR	18,710	21,483
Reg. S, 3.25%, 05/25/2045 (e)	EUR	11,735	12,144
Reg. S, 3.25%, 05/25/2055 (e)	EUR	8,720	8,251
Reg. S, 3.50%, 11/25/2033 (e)	EUR	17,085	20,371
Reg. S, 3.50%, 11/25/2035 (e)	EUR	7,939	9,284
Reg. S, 3.60%, 05/25/2042 (e)	EUR	6,410	7,117
Reg. S, 3.75%, 05/25/2056 (e)	EUR	6,470	6,694
Reg. S, 4.00%, 10/25/2038 (e)	EUR	6,769	8,110
Reg. S, 4.00%, 04/25/2055 (e)	EUR	6,181	6,756
Reg. S, 4.00%, 04/25/2060 (e)	EUR	6,967	7,471
Reg. S, 4.50%, 04/25/2041 (e)	EUR	13,642	16,990
Reg. S, 4.75%, 04/25/2035 (e)	EUR	11,727	15,171
Reg. S, 5.50%, 04/25/2029 (e)	EUR	4,037	5,187
Reg. S, 5.75%, 10/25/2032 (e)	EUR	1,029	1,405
Hellenic Republic Government Bond, (Greece),
Reg. S, 0.75%, 06/18/2031 (e)	EUR	2,170	2,284
Reg. S, 1.50%, 06/18/2030 (e)	EUR	2,940	3,294
Reg. S, 1.75%, 06/18/2032 (e)	EUR	1,410	1,537
Reg. S, 1.88%, 02/04/2035 (e)	EUR	3,250	3,371
Reg. S, 1.88%, 01/24/2052 (e)	EUR	1,580	1,195
Reg. S, 3.38%, 06/15/2034 (e)	EUR	1,480	1,749
Reg. S, 3.63%, 06/15/2035 (e)	EUR	2,655	3,167
Reg. S, 3.75%, 01/30/2028	EUR	1,400	1,696
Reg. S, 3.88%, 06/15/2028 (e)	EUR	3,540	4,313
Reg. S, 3.88%, 03/12/2029 (e)	EUR	1,480	1,815

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Sovereign — continued
Reg. S, 3.90%, 01/30/2033	EUR	2,030	2,500
Reg. S, 4.00%, 01/30/2037	EUR	2,000	2,442
Reg. S, 4.13%, 06/15/2054 (e)	EUR	1,000	1,147
Reg. S, 4.20%, 01/30/2042	EUR	2,590	3,163
Reg. S, 4.25%, 06/15/2033 (e)	EUR	1,050	1,321
Reg. S, 4.38%, 07/18/2038 (e)	EUR	1,100	1,383
Hong Kong Government Bond Programme, (Hong Kong),
1.59%, 03/04/2036	HKD	3,100	344
1.89%, 03/02/2032	HKD	4,000	488
1.97%, 01/17/2029	HKD	2,400	304
2.02%, 03/07/2034	HKD	3,000	360
Hong Kong Government Infrastructure Bond Programme, (Hong Kong), 3.84%, 01/16/2035	HKD	1,000	136
Hong Kong Government International Bond, (Hong Kong),
Reg. S, 2.95%, 06/07/2028	CNH	8,500	1,253
Reg. S, 3.00%, 11/30/2026	CNH	10,000	1,450
Reg. S, 3.30%, 06/07/2033	CNH	16,000	2,466
Housing Australia, (Australia), Reg. S, 1.41%, 06/29/2032	AUD	460	248
Housing New Zealand Ltd., (New Zealand), Reg. S, 1.53%, 09/10/2035	NZD	400	172
Hungary Government Bond, (Hungary),
Series 26/E, 1.50%, 04/22/2026	HUF	100,410	303
Series 26/D, 2.75%, 12/22/2026	HUF	80,210	238
Series 27/A, 3.00%, 10/27/2027	HUF	194,780	564
Series 28/B, 4.50%, 03/23/2028	HUF	422,060	1,245
Series 28/A, 6.75%, 10/22/2028	HUF	775,000	2,398
Series 29/A, 2.00%, 05/23/2029	HUF	200,000	534
Series 30/A, 3.00%, 08/21/2030	HUF	297,350	788
Series 31/A, 3.25%, 10/22/2031	HUF	207,050	538
Series 31/B, 6.75%, 07/23/2031	HUF	896,160	2,779
Series 32/G, 4.50%, 05/27/2032	HUF	372,050	1,016
Series 32/A, 4.75%, 11/24/2032	HUF	954,660	2,627
Series 33/A, 2.25%, 04/20/2033	HUF	194,590	447
Series 34/A, 2.25%, 06/22/2034	HUF	100,520	220
Series 35/A, 7.00%, 10/24/2035	HUF	662,990	2,054
Series 38/A, 3.00%, 10/27/2038	HUF	318,380	644
Series 41/A, 3.00%, 04/25/2041	HUF	149,290	281
Hungary Government International Bond, (Hungary),
Series 10Y, Reg. S, 0.50%, 11/18/2030	EUR	1,000	1,027
Series 10Y, Reg. S, 1.75%, 10/10/2027	EUR	825	956
Series 12Y, Reg. S, 1.63%, 04/28/2032	EUR	1,000	1,029
Series 15Y, Reg. S, 1.75%, 06/05/2035	EUR	2,000	1,882
Indonesia Government International Bond, (Indonesia),
0.90%, 02/14/2027	EUR	1,600	1,841

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2025	SIX CIRCLES TRUST	111

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2025 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Long Positions — continued
Foreign Government Securities — continued
Sovereign — continued
2.90%, 10/31/2035	CNH	13,000	1,859
Reg. S, 3.75%, 06/14/2028	EUR	1,000	1,203
5.60%, 01/15/2035		200	212
Indonesia Treasury Bond, (Indonesia),
Series 100, 6.63%, 02/15/2034	IDR	119,992,000	7,430
Series 101, 6.88%, 04/15/2029	IDR	78,464,000	4,903
Series 102, 6.88%, 07/15/2054	IDR	26,181,000	1,602
Series 103, 6.75%, 07/15/2035	IDR	126,883,000	7,990
Series 104, 6.50%, 07/15/2030	IDR	77,868,000	4,852
Series 106, 7.13%, 08/15/2040	IDR	90,015,000	5,787
Series 107, 7.13%, 08/15/2045	IDR	61,411,000	3,946
Series 108, 6.50%, 04/15/2036	IDR	23,254,000	1,434
Series FR65, 6.63%, 05/15/2033	IDR	400,000	25
Series FR67, 8.75%, 02/15/2044	IDR	2,074,000	153
Series FR75, 7.50%, 05/15/2038	IDR	1,300,000	85
Series FR76, 7.38%, 05/15/2048	IDR	26,953,000	1,729
Series FR78, 8.25%, 05/15/2029	IDR	1,000,000	65
Series FR79, 8.38%, 04/15/2039	IDR	13,027,000	912
Series FR80, 7.50%, 06/15/2035	IDR	47,876,000	3,138
Series FR82, 7.00%, 09/15/2030	IDR	38,229,000	2,413
Series FR83, 7.50%, 04/15/2040	IDR	65,817,000	4,308
Series FR87, 6.50%, 02/15/2031	IDR	129,043,000	7,956
Series FR89, 6.88%, 08/15/2051	IDR	34,705,000	2,110
Series FR90, 5.13%, 04/15/2027	IDR	96,000,000	5,747
Series FR91, 6.38%, 04/15/2032	IDR	69,446,000	4,246
Series FR95, 6.38%, 08/15/2028	IDR	98,058,000	6,022
Series FR96, 7.00%, 02/15/2033	IDR	89,577,000	5,646
Series FR97, 7.13%, 06/15/2043	IDR	40,858,000	2,592
Series FR98, 7.13%, 06/15/2038	IDR	12,000,000	766
Instituto de Credito Oficial, (Spain),
Reg. S, 2.65%, 01/31/2028	EUR	100	118
Reg. S, 2.70%, 10/31/2030	EUR	400	470
Reg. S, 3.05%, 10/31/2027	EUR	1,000	1,193
Reg. S, 3.05%, 04/30/2031	EUR	400	477
Ireland Government Bond, (Ireland),
Reg. S, 0.00%, 10/18/2031	EUR	4,867	4,910
Reg. S, 0.20%, 05/15/2027	EUR	4,480	5,137
Reg. S, 0.20%, 10/18/2030	EUR	2,541	2,674
Reg. S, 0.35%, 10/18/2032	EUR	1,460	1,461
Reg. S, 0.40%, 05/15/2035	EUR	4,140	3,810
Reg. S, 0.55%, 04/22/2041	EUR	1,825	1,413
Reg. S, 0.90%, 05/15/2028	EUR	1,812	2,068
Reg. S, 1.10%, 05/15/2029	EUR	2,567	2,897
Reg. S, 1.30%, 05/15/2033	EUR	1,230	1,299
Reg. S, 1.35%, 03/18/2031	EUR	3,315	3,671
Reg. S, 1.50%, 05/15/2050	EUR	3,043	2,339
Reg. S, 1.70%, 05/15/2037	EUR	2,440	2,453
Reg. S, 2.00%, 02/18/2045	EUR	3,485	3,229
Reg. S, 2.40%, 05/15/2030	EUR	2,350	2,751
Reg. S, 2.60%, 10/18/2034	EUR	1,880	2,140
Reg. S, 3.00%, 10/18/2043	EUR	1,850	2,034
Reg. S, 3.15%, 10/18/2055	EUR	920	963
Israel Government AID Bond, (Israel), Series 30Y, 5.50%, 09/18/2033		525	570

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Sovereign — continued
Israel Government Bond—Fixed, (Israel),
Series 142, 5.50%, 01/31/2042	ILS	290	110
Series 327, 2.00%, 03/31/2027	ILS	800	250
Series 330, 1.00%, 03/31/2030	ILS	1,200	340
Series 335, 4.00%, 03/30/2035	ILS	930	303
Series 537, 1.50%, 05/31/2037	ILS	305	74
Italy Buoni Poliennali Del Tesoro, (Italy),
Series 2Y, Reg. S, 2.10%, 08/26/2027	EUR	5,310	6,230
Series 2Y, Reg. S, 2.55%, 02/25/2027	EUR	2,860	3,376
Series 3Y, Reg. S, 2.65%, 06/15/2028	EUR	5,800	6,860
Series 3Y, Reg. S, 2.70%, 10/15/2027	EUR	3,650	4,324
Series 3Y, Reg. S, 2.95%, 02/15/2027	EUR	3,600	4,268
Series 3Y, Reg. S, 3.45%, 07/15/2027	EUR	4,600	5,508
Series 4Y, Reg. S, 2.35%, 01/15/2029	EUR	2,260	2,646
Series 5Y, Reg. S, 1.10%, 04/01/2027	EUR	11,610	13,477
Series 5Y, Reg. S, 2.65%, 12/01/2027	EUR	9,680	11,463
Series 5Y, Reg. S, 2.70%, 10/01/2030 (e)	EUR	4,010	4,699
Series 5Y, Reg. S, 3.00%, 10/01/2029	EUR	2,545	3,033
Series 5Y, Reg. S, 3.35%, 07/01/2029	EUR	7,570	9,129
Series 5Y, Reg. S, 3.40%, 04/01/2028	EUR	8,170	9,828
Series 5Y, Reg. S, 3.80%, 08/01/2028	EUR	5,890	7,167
Series 5Y, Reg. S, 4.10%, 02/01/2029	EUR	5,835	7,186
Series 7Y, Reg. S, 0.25%, 03/15/2028	EUR	11,660	13,114
Series 7Y, Reg. S, 0.45%, 02/15/2029	EUR	6,800	7,514
Series 7Y, Reg. S, 0.50%, 07/15/2028	EUR	8,744	9,816
Series 7Y, Reg. S, 0.95%, 09/15/2027	EUR	3,660	4,217
Series 7Y, Reg. S, 2.80%, 06/15/2029	EUR	4,820	5,716
Series 7Y, Reg. S, 3.15%, 11/15/2031 (e)	EUR	5,100	6,058
Series 7Y, Reg. S, 3.25%, 07/15/2032 (e)	EUR	8,450	10,043
Series 7Y, Reg. S, 3.25%, 11/15/2032 (e)	EUR	5,710	6,765
Series 7Y, Reg. S, 3.45%, 07/15/2031	EUR	6,590	7,966
Series 7Y, Reg. S, 3.50%, 02/15/2031 (e)	EUR	4,310	5,226
Series 7Y, Reg. S, 3.70%, 06/15/2030	EUR	4,010	4,905
Series 7Y, Reg. S, 3.85%, 12/15/2029	EUR	8,510	10,458
Series 7Y, Reg. S, 4.00%, 11/15/2030	EUR	12,140	15,051
Series 8Y, Reg. S, 0.85%, 01/15/2027 (e)	EUR	14,005	16,259
Series 8Y, Reg. S, 4.00%, 10/30/2031 (e)	EUR	2,740	3,410
Series 10Y, Reg. S, 0.60%, 08/01/2031 (e)	EUR	14,464	15,011
Series 10Y, Reg. S, 0.95%, 08/01/2030	EUR	12,390	13,462
Series 10Y, Reg. S, 0.95%, 12/01/2031 (e)	EUR	9,585	10,058
Series 10Y, Reg. S, 0.95%, 06/01/2032	EUR	8,745	9,051
Series 10Y, Reg. S, 1.65%, 12/01/2030 (e)	EUR	10,474	11,678
Series 10Y, Reg. S, 2.00%, 02/01/2028	EUR	7,282	8,517

SEE NOTES TO FINANCIAL STATEMENTS.

112	SIX CIRCLES TRUST	DECEMBER 31, 2025

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Long Positions — continued
Foreign Government Securities — continued
Sovereign — continued
Series 10Y, Reg. S, 2.05%, 08/01/2027	EUR	3,580	4,202
Series 10Y, Reg. S, 2.20%, 06/01/2027	EUR	4,857	5,717
Series 10Y, Reg. S, 2.50%, 12/01/2032	EUR	9,410	10,660
Series 10Y, Reg. S, 2.80%, 12/01/2028	EUR	12,440	14,787
Series 10Y, Reg. S, 3.00%, 08/01/2029	EUR	11,056	13,203
Series 10Y, Reg. S, 3.45%, 02/01/2036	EUR	950	1,111
Series 10Y, Reg. S, 3.60%, 10/01/2035	EUR	7,430	8,829
Series 10Y, Reg. S, 3.65%, 08/01/2035 (e)	EUR	6,330	7,556
Series 10Y, Reg. S, 3.85%, 07/01/2034	EUR	9,820	11,978
Series 10Y, Reg. S, 4.20%, 03/01/2034	EUR	6,290	7,879
Series 10Y, Reg. S, 4.35%, 11/01/2033	EUR	7,510	9,506
Series 10Y, Reg. S, 4.40%, 05/01/2033	EUR	6,270	7,968
Series 11Y, Reg. S, 0.90%, 04/01/2031	EUR	17,937	19,115
Series 11Y, Reg. S, 1.35%, 04/01/2030	EUR	3,150	3,511
Series 11Y, Reg. S, 3.85%, 02/01/2035	EUR	6,060	7,379
Series 13Y, Reg. S, 4.00%, 04/30/2035 (e)	EUR	3,670	4,531
Series 13Y, Reg. S, 4.05%, 10/30/2037 (e)	EUR	3,520	4,290
Series 15Y, Reg. S, 2.45%, 09/01/2033 (e)	EUR	7,430	8,301
Series 15Y, Reg. S, 3.85%, 10/01/2040 (e)	EUR	9,590	11,213
Series 15Y, Reg. S, 4.15%, 10/01/2039 (e)	EUR	6,260	7,611
Series 15Y, Reg. S, 4.75%, 09/01/2028 (e)	EUR	16,730	20,852
Series 16Y, Reg. S, 0.95%, 03/01/2037 (e)	EUR	11,714	10,436
Series 16Y, Reg. S, 1.45%, 03/01/2036 (e)	EUR	4,659	4,519
Series 16Y, Reg. S, 3.25%, 03/01/2038 (e)	EUR	3,490	3,927
Series 16Y, Reg. S, 3.35%, 03/01/2035 (e)	EUR	8,010	9,398
Series 16Y, Reg. S, 3.50%, 03/01/2030 (e)	EUR	6,136	7,454
Series 17Y, Reg. S, 1.65%, 03/01/2032 (e)	EUR	10,936	11,901
Series 20Y, Reg. S, 2.25%, 09/01/2036 (e)	EUR	8,984	9,356
Series 20Y, Reg. S, 2.95%, 09/01/2038 (e)	EUR	5,810	6,301
Series 20Y, Reg. S, 4.10%, 04/30/2046 (e)	EUR	1,580	1,852
Series 20Y, Reg. S, 4.45%, 09/01/2043 (e)	EUR	5,960	7,347
Series 21Y, Reg. S, 1.80%, 03/01/2041 (e)	EUR	8,034	7,165
Series 21Y, Reg. S, 3.10%, 03/01/2040 (e)	EUR	5,442	5,890
Series 24Y, Reg. S, 1.50%, 04/30/2045 (e)	EUR	4,831	3,738

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Sovereign — continued
Series 30Y, Reg. S, 2.15%, 09/01/2052 (e)	EUR	4,461	3,486
Series 30Y, Reg. S, 2.45%, 09/01/2050 (e)	EUR	5,142	4,412
Series 30Y, Reg. S, 3.85%, 09/01/2049 (e)	EUR	7,250	8,107
Series 30Y, Reg. S, 4.30%, 10/01/2054 (e)	EUR	6,280	7,325
Series 30Y, Reg. S, 4.50%, 10/01/2053 (e)	EUR	5,505	6,632
Series 30Y, Reg. S, 4.65%, 10/01/2055 (e)	EUR	2,130	2,610
Series 30Y, Reg. S, 6.50%, 11/01/2027	EUR	890	1,126
Series 30Y, Reg. S, 7.25%, 11/01/2026	EUR	2,415	2,959
Series 31Y, Reg. S, 1.70%, 09/01/2051 (e)	EUR	5,817	4,136
Series 31Y, Reg. S, 2.70%, 03/01/2047 (e)	EUR	5,110	4,801
Series 31Y, Reg. S, 3.25%, 09/01/2046 (e)	EUR	5,776	5,968
Series 31Y, Reg. S, 3.45%, 03/01/2048 (e)	EUR	6,475	6,828
Series 31Y, Reg. S, 4.00%, 02/01/2037 (e)	EUR	8,430	10,298
Series 31Y, Reg. S, 4.75%, 09/01/2044 (e)	EUR	7,475	9,595
Series 31Y, Reg. S, 5.00%, 08/01/2034 (e)	EUR	14,866	19,669
Series 31Y, Reg. S, 5.00%, 09/01/2040 (e)	EUR	5,940	7,868
Series 31Y, Reg. S, 5.25%, 11/01/2029	EUR	1,777	2,292
Series 31Y, Reg. S, 5.75%, 02/01/2033	EUR	1,260	1,726
Series 31Y, Reg. S, 6.00%, 05/01/2031	EUR	4,453	6,053
Series 32Y, Reg. S, 5.00%, 08/01/2039 (e)	EUR	7,023	9,311
Series 50Y, Reg. S, 2.15%, 03/01/2072 (e)	EUR	3,440	2,389
Series 50Y, Reg. S, 2.80%, 03/01/2067 (e)	EUR	3,525	2,939
Japan Bank for International Cooperation, (Japan), 3.13%, 02/15/2028	EUR	1,000	1,191
Japan Expressway Holding and Debt Repayment Agency, (Japan),
Series 37, 2.42%, 06/20/2028	JPY	100,000	655
Series 75, 1.96%, 09/19/2031	JPY	100,000	643
Japan Government Five Year Bond, (Japan),
Series 148, 0.01%, 06/20/2026	JPY	409,750	2,607

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2025	SIX CIRCLES TRUST	113

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2025 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Long Positions — continued
Foreign Government Securities — continued
Sovereign — continued
Series 150, 0.01%, 12/20/2026	JPY	1,437,150	9,097
Series 151, 0.01%, 03/20/2027	JPY	2,608,000	16,462
Series 152, 0.10%, 03/20/2027	JPY	3,244,700	20,505
Series 153, 0.01%, 06/20/2027	JPY	3,481,550	21,896
Series 154, 0.10%, 09/20/2027	JPY	4,855,000	30,472
Series 155, 0.30%, 12/20/2027	JPY	3,260,550	20,480
Series 156, 0.20%, 12/20/2027	JPY	2,476,550	15,526
Series 157, 0.20%, 03/20/2028	JPY	2,759,850	17,250
Series 158, 0.10%, 03/20/2028	JPY	4,656,250	29,039
Series 159, 0.10%, 06/20/2028	JPY	809,100	5,029
Series 160, 0.20%, 06/20/2028	JPY	1,579,900	9,844
Series 161, 0.30%, 06/20/2028	JPY	1,290,000	8,057
Series 162, 0.30%, 09/20/2028	JPY	1,924,950	11,985
Series 163, 0.40%, 09/20/2028	JPY	984,400	6,147
Series 164, 0.20%, 12/20/2028	JPY	3,606,700	22,308
Series 165, 0.30%, 12/20/2028	JPY	1,890,800	11,729
Series 166, 0.40%, 12/20/2028	JPY	1,854,500	11,538
Series 167, 0.40%, 03/20/2029	JPY	2,435,000	15,095
Series 168, 0.60%, 03/20/2029	JPY	800,000	4,991
Series 170, 0.60%, 06/20/2029	JPY	1,390,400	8,648
Series 171, 0.40%, 06/20/2029	JPY	2,000,000	12,353
Series 172, 0.50%, 06/20/2029	JPY	1,033,250	6,404
Series 174, 0.70%, 09/20/2029	JPY	450,000	2,799
Series 175, 0.90%, 12/20/2029	JPY	2,000,000	12,501
Series 177, 1.10%, 12/20/2029	JPY	1,853,000	11,673
Series 178, 1.00%, 03/20/2030	JPY	620,000	3,881
Series 179, 1.00%, 06/20/2030	JPY	709,600	4,431
Japan Government Forty Year Bond, (Japan),
Series 1, 2.40%, 03/20/2048	JPY	100,000	568
Series 3, 2.20%, 03/20/2050	JPY	955,350	5,047
Series 6, 1.90%, 03/20/2053	JPY	650	3
Series 7, 1.70%, 03/20/2054	JPY	211,750	943
Series 8, 1.40%, 03/20/2055	JPY	495,250	2,015
Series 9, 0.40%, 03/20/2056	JPY	2,456,350	7,030
Series 10, 0.90%, 03/20/2057	JPY	548,400	1,874
Series 11, 0.80%, 03/20/2058	JPY	878,650	2,846
Series 12, 0.50%, 03/20/2059	JPY	955,700	2,679
Series 13, 0.50%, 03/20/2060	JPY	1,954,100	5,386
Series 14, 0.70%, 03/20/2061	JPY	874,650	2,567
Series 15, 1.00%, 03/20/2062	JPY	1,159,000	3,748
Series 16, 1.30%, 03/20/2063	JPY	1,953,750	6,883
Series 17, 2.20%, 03/20/2064	JPY	1,138,950	5,288
Series 18, 3.10%, 03/20/2065	JPY	361,100	2,113
Japan Government Ten Year Bond, (Japan),
Series 1, 0.70%, 12/20/2033	JPY	3,143,150	18,330
Series 2, 1.00%, 03/20/2034	JPY	1,707,350	10,155
Series 345, 0.10%, 12/20/2026	JPY	1,521,950	9,643
Series 346, 0.10%, 03/20/2027	JPY	2,185,600	13,812
Series 347, 0.10%, 06/20/2027	JPY	4,300,000	27,080
Series 348, 0.10%, 09/20/2027	JPY	320,850	2,014
Series 349, 0.10%, 12/20/2027	JPY	2,634,800	16,485

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Sovereign — continued
Series 350, 0.10%, 03/20/2028	JPY	3,753,900	23,410
Series 351, 0.10%, 06/20/2028	JPY	2,159,350	13,422
Series 353, 0.10%, 12/20/2028	JPY	5,124,200	31,596
Series 354, 0.10%, 03/20/2029	JPY	900,000	5,526
Series 356, 0.10%, 09/20/2029	JPY	4,537,200	27,601
Series 357, 0.10%, 12/20/2029	JPY	2,000,550	12,114
Series 358, 0.10%, 03/20/2030	JPY	4,869,700	29,350
Series 359, 0.10%, 06/20/2030	JPY	6,222,550	37,327
Series 360, 0.10%, 09/20/2030	JPY	3,321,950	19,833
Series 361, 0.10%, 12/20/2030	JPY	7,177,250	42,659
Series 362, 0.10%, 03/20/2031	JPY	3,813,250	22,557
Series 363, 0.10%, 06/20/2031	JPY	3,264,500	19,216
Series 364, 0.10%, 09/20/2031	JPY	3,051,900	17,868
Series 365, 0.10%, 12/20/2031	JPY	1,833,750	10,679
Series 366, 0.20%, 03/20/2032	JPY	6,937,550	40,438
Series 367, 0.20%, 06/20/2032	JPY	4,129,800	23,940
Series 368, 0.20%, 09/20/2032	JPY	3,450,000	19,891
Series 369, 0.50%, 12/20/2032	JPY	1,591,000	9,324
Series 370, 0.50%, 03/20/2033	JPY	4,442,700	25,896
Series 371, 0.40%, 06/20/2033	JPY	4,110,000	23,657
Series 372, 0.80%, 09/20/2033	JPY	1,805,150	10,663
Series 373, 0.60%, 12/20/2033	JPY	3,720,600	21,530
Series 374, 0.80%, 03/20/2034	JPY	3,698,700	21,655
Series 375, 1.10%, 06/20/2034	JPY	4,262,800	25,478
Series 376, 0.90%, 09/20/2034	JPY	3,318,150	19,415
Series 377, 1.20%, 12/20/2034	JPY	5,359,350	32,059
Series 378, 1.40%, 03/20/2035	JPY	3,106,900	18,841
Series 379, 1.50%, 06/20/2035	JPY	2,945,600	17,969
Series 380, 1.70%, 09/20/2035	JPY	254,750	1,578
Japan Government Thirty Year Bond, (Japan),
Series 11, 1.70%, 06/20/2033	JPY	100,000	633
Series 21, 2.30%, 12/20/2035	JPY	704,850	4,595
Series 22, 2.50%, 03/20/2036	JPY	116,250	770
Series 24, 2.50%, 09/20/2036	JPY	46,950	310
Series 33, 2.00%, 09/20/2040	JPY	333,000	1,977
Series 34, 2.20%, 03/20/2041	JPY	23,000	139
Series 37, 1.90%, 09/20/2042	JPY	355,250	2,016
Series 40, 1.80%, 09/20/2043	JPY	651,750	3,578
Series 42, 1.70%, 03/20/2044	JPY	1,650,000	8,823
Series 43, 1.70%, 06/20/2044	JPY	620,200	3,301
Series 44, 1.70%, 09/20/2044	JPY	764,000	4,051
Series 47, 1.60%, 06/20/2045	JPY	2,799,700	14,389
Series 49, 1.40%, 12/20/2045	JPY	2,264,500	11,099
Series 50, 0.80%, 03/20/2046	JPY	364,400	1,568
Series 51, 0.30%, 06/20/2046	JPY	2,696,700	10,206
Series 52, 0.50%, 09/20/2046	JPY	204,150	805
Series 54, 0.80%, 03/20/2047	JPY	955,400	3,987
Series 57, 0.80%, 12/20/2047	JPY	219,750	897
Series 58, 0.80%, 03/20/2048	JPY	1,110,150	4,494
Series 59, 0.70%, 06/20/2048	JPY	1,100,000	4,304
Series 60, 0.90%, 09/20/2048	JPY	492,500	2,011
Series 61, 0.70%, 12/20/2048	JPY	485,650	1,868

SEE NOTES TO FINANCIAL STATEMENTS.

114	SIX CIRCLES TRUST	DECEMBER 31, 2025

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Long Positions — continued
Foreign Government Securities — continued
Sovereign — continued
Series 62, 0.50%, 03/20/2049	JPY	1,345,950	4,852
Series 63, 0.40%, 06/20/2049	JPY	1,591,800	5,521
Series 64, 0.40%, 09/20/2049	JPY	839,600	2,884
Series 65, 0.40%, 12/20/2049	JPY	1,608,550	5,469
Series 66, 0.40%, 03/20/2050	JPY	2,165,750	7,286
Series 67, 0.60%, 06/20/2050	JPY	1,931,400	6,835
Series 68, 0.60%, 09/20/2050	JPY	1,464,000	5,126
Series 69, 0.70%, 12/20/2050	JPY	903,300	3,227
Series 70, 0.70%, 03/20/2051	JPY	796,550	2,815
Series 71, 0.70%, 06/20/2051	JPY	503,150	1,761
Series 73, 0.70%, 12/20/2051	JPY	586,150	2,023
Series 74, 1.00%, 03/20/2052	JPY	709,600	2,669
Series 75, 1.30%, 06/20/2052	JPY	56,000	228
Series 76, 1.40%, 09/20/2052	JPY	1,853,000	7,729
Series 77, 1.60%, 12/20/2052	JPY	925,150	4,054
Series 78, 1.40%, 03/20/2053	JPY	886,000	3,672
Series 79, 1.20%, 06/20/2053	JPY	1,036,300	4,050
Series 80, 1.80%, 09/20/2053	JPY	700,050	3,202
Series 81, 1.60%, 12/20/2053	JPY	1,036,600	4,495
Series 82, 1.80%, 03/20/2054	JPY	1,115,650	5,086
Series 83, 2.20%, 06/20/2054	JPY	431,000	2,162
Series 84, 2.10%, 09/20/2054	JPY	1,788,450	8,757
Series 85, 2.30%, 12/20/2054	JPY	962,700	4,935
Series 86, 2.40%, 03/20/2055	JPY	649,150	3,404
Series 87, 2.80%, 06/20/2055	JPY	1,298,400	7,420
Series 88, 3.20%, 09/20/2055	JPY	45,000	279
Japan Government Twenty Year Bond, (Japan),
Series 105, 2.10%, 09/20/2028	JPY	214,950	1,404
Series 117, 2.10%, 03/20/2030	JPY	1,267,800	8,300
Series 118, 2.00%, 06/20/2030	JPY	2,006,800	13,083
Series 121, 1.90%, 09/20/2030	JPY	2,832,550	18,380
Series 122, 1.80%, 09/20/2030	JPY	924,000	5,970
Series 129, 1.80%, 06/20/2031	JPY	233,450	1,506
Series 131, 1.70%, 09/20/2031	JPY	1,135,600	7,281
Series 140, 1.70%, 09/20/2032	JPY	163,950	1,045
Series 142, 1.80%, 12/20/2032	JPY	1,010,900	6,472
Series 143, 1.60%, 03/20/2033	JPY	1,004,800	6,335
Series 147, 1.60%, 12/20/2033	JPY	2,100,000	13,147
Series 148, 1.50%, 03/20/2034	JPY	450,250	2,788
Series 149, 1.50%, 06/20/2034	JPY	498,700	3,080
Series 151, 1.20%, 12/20/2034	JPY	1,265,700	7,571
Series 153, 1.30%, 06/20/2035	JPY	5,464,050	32,746
Series 154, 1.20%, 09/20/2035	JPY	289,150	1,710
Series 155, 1.00%, 12/20/2035	JPY	1,857,350	10,727
Series 156, 0.40%, 03/20/2036	JPY	2,420,700	13,062
Series 157, 0.20%, 06/20/2036	JPY	4,193,200	21,981
Series 160, 0.70%, 03/20/2037	JPY	385,550	2,097
Series 161, 0.60%, 06/20/2037	JPY	2,625,000	14,011
Series 162, 0.60%, 09/20/2037	JPY	119,400	633
Series 163, 0.60%, 12/20/2037	JPY	754,550	3,973
Series 164, 0.50%, 03/20/2038	JPY	2,237,350	11,538
Series 165, 0.50%, 06/20/2038	JPY	1,673,650	8,565

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Sovereign — continued
Series 167, 0.50%, 12/20/2038	JPY	2,482,750	12,508
Series 168, 0.40%, 03/20/2039	JPY	1,785,750	8,801
Series 169, 0.30%, 06/20/2039	JPY	2,784,700	13,408
Series 170, 0.30%, 09/20/2039	JPY	1,591,150	7,596
Series 171, 0.30%, 12/20/2039	JPY	2,243,300	10,622
Series 172, 0.40%, 03/20/2040	JPY	2,467,150	11,768
Series 173, 0.40%, 06/20/2040	JPY	3,206,400	15,171
Series 174, 0.40%, 09/20/2040	JPY	2,658,750	12,474
Series 175, 0.50%, 12/20/2040	JPY	1,498,400	7,086
Series 176, 0.50%, 03/20/2041	JPY	1,949,850	9,144
Series 177, 0.40%, 06/20/2041	JPY	1,585,300	7,248
Series 178, 0.50%, 09/20/2041	JPY	1,210,950	5,589
Series 179, 0.50%, 12/20/2041	JPY	2,823,600	12,932
Series 180, 0.80%, 03/20/2042	JPY	1,190,000	5,709
Series 181, 0.90%, 06/20/2042	JPY	483,200	2,344
Series 182, 1.10%, 09/20/2042	JPY	481,400	2,403
Series 183, 1.40%, 12/20/2042	JPY	491,050	2,564
Series 184, 1.10%, 03/20/2043	JPY	1,628,650	8,039
Series 185, 1.10%, 06/20/2043	JPY	1,072,150	5,255
Series 186, 1.50%, 09/20/2043	JPY	733,950	3,834
Series 187, 1.30%, 12/20/2043	JPY	2,016,000	10,124
Series 188, 1.60%, 03/20/2044	JPY	2,420,550	12,724
Series 189, 1.90%, 06/20/2044	JPY	546,350	3,006
Series 190, 1.80%, 09/20/2044	JPY	2,372,750	12,791
Series 191, 2.00%, 12/20/2044	JPY	1,287,150	7,150
Series 192, 2.40%, 03/20/2045	JPY	799,400	4,724
Series 193, 2.50%, 06/20/2045	JPY	1,151,100	6,892
Series 194, 2.70%, 09/20/2045	JPY	256,150	1,577
Japan Government Two Year Bond, (Japan),
Series 471, 0.90%, 04/01/2027	JPY	2,500,000	15,947
Series 474, 0.70%, 07/01/2027	JPY	189,400	1,203
Japan Housing Finance Agency, (Japan),
Series 71, 1.75%, 03/19/2026	JPY	200,000	1,279
Series 108, 1.43%, 06/18/2027	JPY	100,000	641
Japan International Cooperation Agency, (Japan), Series 35, 0.08%, 06/19/2026	JPY	200,000	1,272
Japanese Government CPI Linked Bond, (Japan), Series 25, 0.20%, 03/10/2030	JPY	112,112	749
Jersey International Bond, (Jersey), Reg. S, 3.75%, 06/09/2054	GBP	400	398
Kazakhstan Government International Bond, (Kazakhstan),
Reg. S, 0.60%, 09/30/2026	EUR	10,000	11,558
Reg. S, 1.50%, 09/30/2034	EUR	400	394
Kingdom of Belgium Government Bond, (Belgium),
Series 44, Reg. S, 5.00%, 03/28/2035 (e)	EUR	7,220	9,628
Series 60, Reg. S, 4.25%, 03/28/2041 (e)	EUR	5,870	7,224

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2025	SIX CIRCLES TRUST	115

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2025 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Long Positions — continued
Foreign Government Securities — continued
Sovereign — continued
Series 66, Reg. S, 4.00%, 03/28/2032	EUR	2,602	3,252
Series 71, Reg. S, 3.75%, 06/22/2045	EUR	3,663	4,155
Series 73, Reg. S, 3.00%, 06/22/2034 (e)	EUR	4,538	5,257
Series 75, Reg. S, 1.00%, 06/22/2031 (e)	EUR	5,227	5,587
Series 76, Reg. S, 1.90%, 06/22/2038 (e)	EUR	3,510	3,414
Series 77, Reg. S, 1.00%, 06/22/2026 (e)	EUR	2	2
Series 78, Reg. S, 1.60%, 06/22/2047 (e)	EUR	4,937	3,744
Series 80, Reg. S, 2.15%, 06/22/2066 (e)	EUR	3,041	2,075
Series 81, Reg. S, 0.80%, 06/22/2027 (e)	EUR	5,330	6,148
Series 83, Reg. S, 2.25%, 06/22/2057 (e)	EUR	2,277	1,718
Series 84, Reg. S, 1.45%, 06/22/2037 (e)	EUR	1,890	1,782
Series 85, Reg. S, 0.80%, 06/22/2028 (e)	EUR	7,892	8,950
Series 86, Reg. S, 1.25%, 04/22/2033 (e)	EUR	3,994	4,160
Series 87, Reg. S, 0.90%, 06/22/2029 (e)	EUR	7,684	8,567
Series 88, Reg. S, 1.70%, 06/22/2050 (e)	EUR	4,396	3,213
Series 89, Reg. S, 0.10%, 06/22/2030 (e)	EUR	5,261	5,531
Series 90, Reg. S, 0.40%, 06/22/2040 (e)	EUR	3,385	2,484
Series 91, Reg. S, 0.00%, 10/22/2027 (e)	EUR	8,976	10,150
Series 92, Reg. S, 0.00%, 10/22/2031 (e)	EUR	3,367	3,366
Series 93, Reg. S, 0.65%, 06/22/2071 (e)	EUR	3,048	1,019
Series 94, Reg. S, 0.35%, 06/22/2032 (e)	EUR	7,160	7,147
Series 95, Reg. S, 1.40%, 06/22/2053 (e)	EUR	4,205	2,663
Series 96, Reg. S, 2.75%, 04/22/2039 (e)	EUR	3,430	3,631
Series 97, Reg. S, 3.00%, 06/22/2033 (e)	EUR	6,650	7,780
Series 98, Reg. S, 3.30%, 06/22/2054 (e)	EUR	4,400	4,332
Series 99, Reg. S, 3.45%, 06/22/2043 (e)	EUR	949	1,043
Series 100, Reg. S, 2.85%, 10/22/2034 (e)	EUR	7,560	8,603

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Sovereign — continued
Series 101, Reg. S, 3.50%, 06/22/2055 (e)	EUR	3,180	3,225
Series 102, Reg. S, 2.70%, 10/22/2029 (e)	EUR	4,200	4,965
Series 103, Reg. S, 3.10%, 06/22/2035 (e)	EUR	5,370	6,186
Series 104, Reg. S, 3.45%, 06/22/2042 (e)	EUR	1,460	1,615
Series 105, Reg. S, 2.60%, 10/22/2030 (e)	EUR	2,280	2,666
Kommunalbanken A/S, (Norway),
Reg. S, 0.05%, 10/24/2029	EUR	1,500	1,595
Reg. S, 0.88%, 05/24/2027	EUR	500	576
Korea Housing Finance Corp., (South Korea),
Reg. S, 0.26%, 10/27/2028	EUR	1,900	2,092
Reg. S, 2.74%, 03/05/2030	EUR	100	117
Reg. S, 3.71%, 04/11/2027	EUR	100	120
Korea Land & Housing Corp., (South Korea), Reg. S, 2.47%, 06/23/2028		1,000	957
Korea Treasury Bond, (South Korea),
Series 2612, 1.50%, 12/10/2026	KRW	569,490	392
Series 2703, 2.63%, 03/10/2027	KRW	27,300,000	18,946
Series 2706, 2.13%, 06/10/2027	KRW	9,300,000	6,400
Series 2706, 3.25%, 06/10/2027	KRW	4,000,000	2,796
Series 2712, 2.88%, 12/10/2027	KRW	5,700,000	3,959
Series 2803, 3.25%, 03/10/2028	KRW	110,000	77
Series 2806, 2.25%, 06/10/2028	KRW	13,000,000	8,870
Series 2806, 2.63%, 06/10/2028	KRW	13,179,330	9,072
Series 2809, 3.50%, 09/10/2028	KRW	8,153,550	5,730
Series 2903, 3.25%, 03/10/2029	KRW	9,700,000	6,770
Series 2909, 3.00%, 09/10/2029	KRW	10,000,000	6,904
Series 2912, 1.38%, 12/10/2029	KRW	5,000,000	3,240
Series 3003, 2.63%, 03/10/2030	KRW	6,000,000	4,066
Series 3006, 1.38%, 06/10/2030	KRW	11,707,090	7,496
Series 3009, 2.50%, 09/10/2030	KRW	10,419,200	7,008
Series 3012, 1.50%, 12/10/2030	KRW	4,710,160	3,007
Series 3106, 2.00%, 06/10/2031	KRW	4,491,310	2,915
Series 3112, 2.38%, 12/10/2031	KRW	7,660,920	5,049
Series 3206, 3.38%, 06/10/2032	KRW	8,676,480	6,037
Series 3212, 4.25%, 12/10/2032	KRW	1,100,000	804
Series 3306, 3.25%, 06/10/2033	KRW	6,160,000	4,233
Series 3312, 4.13%, 12/10/2033	KRW	6,283,320	4,579
Series 3406, 3.50%, 06/10/2034	KRW	6,536,490	4,559
Series 3412, 3.00%, 12/10/2034	KRW	7,796,800	5,232
Series 3506, 2.63%, 06/10/2035	KRW	5,816,950	3,790
Series 3509, 2.63%, 09/10/2035	KRW	2,028,750	1,320
Series 3512, 3.25%, 12/10/2035	KRW	1,584,800	1,091
Series 3709, 2.25%, 09/10/2037	KRW	3,000,000	1,858
Series 3809, 2.38%, 09/10/2038	KRW	1,406,080	877
Series 4009, 1.50%, 09/10/2040	KRW	3,474,140	1,879
Series 4109, 1.88%, 09/10/2041	KRW	2,115,790	1,193

SEE NOTES TO FINANCIAL STATEMENTS.

116	SIX CIRCLES TRUST	DECEMBER 31, 2025

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Long Positions — continued
Foreign Government Securities — continued
Sovereign — continued
Series 4209, 3.25%, 09/10/2042	KRW	2,355,460	1,596
Series 4212, 3.00%, 12/10/2042	KRW	70,000	46
Series 4309, 3.88%, 09/10/2043	KRW	13,269,080	9,731
Series 4409, 2.88%, 09/10/2044	KRW	10,521,210	6,798
Series 4509, 2.75%, 09/10/2045	KRW	4,013,000	2,554
Series 4803, 2.63%, 03/10/2048	KRW	6,000,000	3,701
Series 4903, 2.00%, 03/10/2049	KRW	9,649,550	5,267
Series 5003, 1.50%, 03/10/2050	KRW	12,738,520	6,182
Series 5103, 1.88%, 03/10/2051	KRW	23,351,830	12,258
Series 5203, 2.50%, 03/10/2052	KRW	4,427,100	2,640
Series 5303, 3.25%, 03/10/2053	KRW	5,101,170	3,505
Series 5309, 3.63%, 09/10/2053	KRW	3,979,440	2,924
Series 5403, 3.25%, 03/10/2054	KRW	13,164,020	9,059
Series 5409, 2.75%, 09/10/2054	KRW	4,506,000	2,818
Series 5503, 2.63%, 03/10/2055	KRW	15,481,460	9,440
Series 5509, 2.63%, 09/10/2055	KRW	8,020,310	4,918
Series 6609, 1.50%, 09/10/2066	KRW	1,261,010	538
Series 6809, 2.00%, 09/10/2068	KRW	1,200,000	602
Series 7009, 1.63%, 09/10/2070	KRW	1,207,190	528
Series 7209, 3.50%, 09/10/2072	KRW	1,437,770	1,078
Series 7409, 2.75%, 09/10/2074	KRW	4,857,120	3,030
Kuwait International Government Bond, (Kuwait), Reg. S, 4.02%, 10/09/2028		1,500	1,502
Latvia Government International Bond, (Latvia),
Reg. S, 0.00%, 03/17/2031	EUR	100	100
Reg. S, 0.25%, 01/23/2030	EUR	1,000	1,060
Reg. S, 1.13%, 05/30/2028	EUR	390	444
Reg. S, 1.38%, 05/16/2036	EUR	610	569
Reg. S, 1.88%, 02/19/2049	EUR	540	417
Reg. S, 2.88%, 05/21/2030	EUR	1,260	1,475
Reg. S, 3.50%, 01/17/2028	EUR	650	778
Reg. S, 3.88%, 05/22/2029	EUR	1,020	1,244
LCR Finance plc, (United Kingdom),
Reg. S, 4.50%, 12/07/2028	GBP	400	547
Reg. S, 4.50%, 12/07/2038	GBP	110	141
5.10%, 03/07/2051	GBP	350	454
Lithuania Government International Bond, (Lithuania),
Reg. S, 0.50%, 07/28/2050	EUR	560	275
Reg. S, 0.75%, 05/06/2030	EUR	440	473
Reg. S, 0.95%, 05/26/2027	EUR	500	576
Reg. S, 2.13%, 06/01/2032	EUR	1,010	1,113
Reg. S, 3.50%, 07/03/2031	EUR	1,500	1,798
Reg. S, 3.50%, 02/13/2034	EUR	1,540	1,819
Reg. S, 3.63%, 01/28/2040	EUR	880	978
Reg. S, 3.88%, 06/14/2033	EUR	800	972
Malaysia Government Bond, (Malaysia),
Series 120, 4.07%, 06/15/2050	MYR	11,760	2,953
Series 122, 3.58%, 07/15/2032	MYR	14,190	3,534
Series 123, 4.46%, 03/31/2053	MYR	14,390	3,829
Series 124, 4.05%, 04/18/2039	MYR	17,970	4,552

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Sovereign — continued
Series 216, 4.74%, 03/15/2046	MYR	3,340	919
Series 219, 3.89%, 08/15/2029	MYR	11,100	2,798
Series 220, 2.63%, 04/15/2031	MYR	45,710	10,871
Series 222, 4.70%, 10/15/2042	MYR	8,700	2,366
Series 223, 3.52%, 04/20/2028	MYR	18,490	4,606
Series 224, 4.18%, 05/16/2044	MYR	10,910	2,796
Series 225, 3.48%, 07/02/2035	MYR	11,980	2,941
Series 316, 3.90%, 11/30/2026	MYR	27,500	6,837
Series 318, 4.64%, 11/07/2033	MYR	10,200	2,712
Series 322, 4.50%, 04/30/2029	MYR	10,000	2,568
Series 325, 3.92%, 07/15/2055	MYR	7,210	1,751
Series 415, 4.25%, 05/31/2035	MYR	5,790	1,510
Series 417, 3.90%, 11/16/2027	MYR	3,500	879
Series 418, 4.89%, 06/08/2038	MYR	8,100	2,225
Series 419, 3.83%, 07/05/2034	MYR	12,000	3,028
Series 518, 4.92%, 07/06/2048	MYR	4,000	1,132
Series 519, 3.76%, 05/22/2040	MYR	7,650	1,878
Malaysia Government Investment Issue, (Malaysia),
Series 119, 4.13%, 07/09/2029	MYR	5,810	1,477
Series 120, 3.42%, 09/30/2027	MYR	3,270	811
Series 121, 3.45%, 07/15/2036	MYR	5,000	1,218
Series 122, 4.19%, 10/07/2032	MYR	2,140	552
Series 124, 4.28%, 03/23/2054	MYR	5,000	1,289
Series 218, 4.37%, 10/31/2028	MYR	19,000	4,837
Series 219, 4.47%, 09/15/2039	MYR	11,620	3,094
Series 222, 5.36%, 05/15/2052	MYR	4,520	1,373
Series 223, 4.29%, 08/14/2043	MYR	17,650	4,590
Series 224, 3.80%, 10/08/2031	MYR	5,000	1,263
Series 225, 3.64%, 08/30/2030	MYR	3,080	771
Series 417, 4.90%, 05/08/2047	MYR	271	77
Series 617, 4.72%, 06/15/2033	MYR	505	135
Series 619, 4.12%, 11/30/2034	MYR	16,830	4,334
Metropolitano de Lisboa EPE, (Portugal), 4.80%, 12/07/2027	EUR	1,000	1,225
Mexican Bonos, (Mexico),
Series M, 7.50%, 06/03/2027	MXN	17,000	943
Series M, 7.75%, 05/29/2031	MXN	12,000	642
Series M, 7.75%, 11/13/2042	MXN	2,000	95
Series M, 8.00%, 11/07/2047	MXN	5,000	239
Series M, 8.00%, 07/31/2053	MXN	5,400	255
Series M, 8.50%, 05/31/2029	MXN	1,000	56
Series M, 8.50%, 11/18/2038	MXN	2,000	104
Series M, 10.00%, 11/20/2036	MXN	3,000	177
Mexico Government International Bond, (Mexico),
1.13%, 01/17/2030	EUR	1,200	1,282
1.75%, 04/17/2028	EUR	2,000	2,284
3.00%, 03/06/2045	EUR	825	709
4.49%, 05/25/2032	EUR	4,900	5,881
Reg. S, 5.63%, 03/19/2114	GBP	800	825
5.75%, 10/12/2110		80	67
7.38%, 05/13/2055		200	215

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2025	SIX CIRCLES TRUST	117

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2025 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Long Positions — continued
Foreign Government Securities — continued
Sovereign — continued
Netherlands Government Bond, (Netherlands),
Reg. S, 0.00%, 01/15/2027 (e)	EUR	6,290	7,244
Reg. S, 0.00%, 01/15/2029 (e)	EUR	7,420	8,137
Reg. S, 0.00%, 07/15/2030 (e)	EUR	9,004	9,462
Reg. S, 0.00%, 07/15/2031 (e)	EUR	4,567	4,653
Reg. S, 0.00%, 01/15/2038 (e)	EUR	5,177	4,153
Reg. S, 0.00%, 01/15/2052 (e)	EUR	7,309	3,439
Reg. S, 0.25%, 07/15/2029 (e)	EUR	5,649	6,166
Reg. S, 0.50%, 07/15/2032 (e)	EUR	4,940	5,048
Reg. S, 0.50%, 01/15/2040 (e)	EUR	5,710	4,619
Reg. S, 0.75%, 07/15/2027 (e)	EUR	8,923	10,280
Reg. S, 0.75%, 07/15/2028 (e)	EUR	5,020	5,688
Reg. S, 2.00%, 01/15/2054 (e)	EUR	8,135	6,896
Reg. S, 2.50%, 01/15/2030 (e)	EUR	5,720	6,738
Reg. S, 2.50%, 01/15/2033 (e)	EUR	5,688	6,586
Reg. S, 2.50%, 07/15/2033 (e)	EUR	3,279	3,777
Reg. S, 2.50%, 07/15/2034 (e)	EUR	4,050	4,625
Reg. S, 2.50%, 07/15/2035 (e)	EUR	5,300	5,991
Reg. S, 2.75%, 01/15/2047 (e)	EUR	7,127	7,469
Reg. S, 3.25%, 01/15/2044 (e)	EUR	5,030	5,778
Reg. S, 3.50%, 01/15/2056 (e)	EUR	450	520
Reg. S, 3.75%, 01/15/2042 (e)	EUR	5,842	7,191
Reg. S, 4.00%, 01/15/2037 (e)	EUR	3,984	5,071
Reg. S, 5.50%, 01/15/2028 (e)	EUR	1,366	1,711
New Zealand Government Bond, (New Zealand),
Series 427, Reg. S, 4.50%, 04/15/2027	NZD	2,740	1,613
Series 429, 3.00%, 04/20/2029	NZD	10,070	5,719
Series 433, Reg. S, 3.50%, 04/14/2033	NZD	4,560	2,514
Series 437, Reg. S, 2.75%, 04/15/2037	NZD	1,030	496
Series 528, 0.25%, 05/15/2028	NZD	4,180	2,249
Series 530, 4.50%, 05/15/2030	NZD	3,810	2,265
Series 531, 1.50%, 05/15/2031	NZD	9,170	4,671
Series 532, 2.00%, 05/15/2032	NZD	5,320	2,712
Series 534, 4.25%, 05/15/2034	NZD	1,450	832
Series 535, 4.50%, 05/15/2035	NZD	4,420	2,563
Series 536, 4.25%, 05/15/2036	NZD	4,240	2,388
Series 541, 1.75%, 05/15/2041	NZD	3,000	1,143
Series 551, 2.75%, 05/15/2051	NZD	2,290	872
Series 554, 5.00%, 05/15/2054	NZD	1,230	691
Norway Government Bond, (Norway),
Series 478, Reg. S, 1.50%, 02/19/2026 (e)	NOK	1,500	148
Series 479, Reg. S, 1.75%, 02/17/2027 (e)	NOK	17,520	1,697
Series 480, Reg. S, 2.00%, 04/26/2028 (e)	NOK	16,060	1,527
Series 481, Reg. S, 1.75%, 09/06/2029 (e)	NOK	27,410	2,521
Series 482, Reg. S, 1.38%, 08/19/2030 (e)	NOK	27,590	2,448
Series 483, Reg. S, 1.25%, 09/17/2031 (e)	NOK	18,344	1,572

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Sovereign — continued
Series 484, Reg. S, 2.13%, 05/18/2032 (e)	NOK	23,187	2,060
Series 485, Reg. S, 3.50%, 10/06/2042 (e)	NOK	3,780	346
Series 486, Reg. S, 3.00%, 08/15/2033 (e)	NOK	6,100	564
Series 487, Reg. S, 3.63%, 04/13/2034 (e)	NOK	22,100	2,120
Series 488, Reg. S, 3.63%, 05/31/2039 (e)	NOK	13,330	1,248
Series 489, Reg. S, 3.75%, 06/12/2035 (e)	NOK	26,510	2,547
Oriental Republic of Uruguay, (Uruguay), 5.25%, 09/10/2060		40	37
Panama Government International Bond, (Panama), 6.70%, 01/26/2036		100	107
Peru Government Bond, (Peru), Reg. S, 6.85%, 08/12/2035 (e)	PEN	700	224
Perusahaan Penerbit SBSN Indonesia, (Indonesia),
6.38%, 03/15/2034	IDR	5,000,000	303
6.88%, 03/15/2036	IDR	22,468,000	1,419
6.88%, 12/15/2049	IDR	31,700,000	1,938
Peruvian Government International Bond, (Peru),
1.25%, 03/11/2033	EUR	2,000	1,982
Reg. S, 1.95%, 11/17/2036	EUR	1,000	958
2.78%, 01/23/2031		110	101
3.00%, 01/15/2034		60	52
3.23%, 07/28/2121		5	3
3.55%, 03/10/2051		5	3
6.20%, 06/30/2055		20	21
Reg. S, 6.90%, 08/12/2037	PEN	1,000	311
Philippine Government International Bond, (Philippines),
1.75%, 04/28/2041	EUR	1,000	848
5.25%, 05/14/2034		200	208
Portugal Obrigacoes do Tesouro OT, (Portugal),
Series 8Y, Reg. S, 0.70%, 10/15/2027 (e)	EUR	2,825	3,241
Series 10Y, Reg. S, 1.65%, 07/16/2032 (e)	EUR	2,780	3,049
Series 10Y, Reg. S, 1.95%, 06/15/2029 (e)	EUR	4,093	4,759
Series 10Y, Reg. S, 3.00%, 06/15/2035 (e)	EUR	2,790	3,240
Series 10Y, Reg. S, 4.13%, 04/14/2027 (e)	EUR	1,480	1,784
Series 11Y, Reg. S, 0.30%, 10/17/2031 (e)	EUR	4,762	4,896
Series 11Y, Reg. S, 0.48%, 10/18/2030 (e)	EUR	4,602	4,922

SEE NOTES TO FINANCIAL STATEMENTS.

118	SIX CIRCLES TRUST	DECEMBER 31, 2025

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Long Positions — continued
Foreign Government Securities — continued
Sovereign — continued
Series 11Y, Reg. S, 2.13%, 10/17/2028 (e)	EUR	6,507	7,642
Series 11Y, Reg. S, 2.88%, 10/20/2034 (e)	EUR	1,570	1,819
Series 15Y, Reg. S, 0.90%, 10/12/2035 (e)	EUR	3,221	3,065
Series 15Y, Reg. S, 2.25%, 04/18/2034 (e)	EUR	5,226	5,805
Series 15Y, Reg. S, 3.38%, 06/15/2040 (e)	EUR	1,020	1,171
Series 15Y, Reg. S, 3.50%, 06/18/2038 (e)	EUR	1,990	2,347
Series 15Y, Reg. S, 3.88%, 02/15/2030 (e)	EUR	1,020	1,268
Series 20Y, Reg. S, 1.15%, 04/11/2042 (e)	EUR	3,905	3,183
Series 30Y, Reg. S, 3.63%, 06/12/2054 (e)	EUR	1,460	1,604
Series 30Y, Reg. S, 4.10%, 02/15/2045 (e)	EUR	2,940	3,617
Series 31Y, Reg. S, 1.00%, 04/12/2052 (e)	EUR	2,560	1,588
Series 31Y, Reg. S, 4.10%, 04/15/2037 (e)	EUR	837	1,055
Republic of Austria Government Bond, (Austria),
Reg. S, 0.00%, 10/20/2028 (e)	EUR	3,940	4,349
Reg. S, 0.00%, 02/20/2030 (e)	EUR	4,488	4,762
Reg. S, 0.00%, 02/20/2031 (e)	EUR	6,414	6,590
Reg. S, 0.00%, 10/20/2040 (e)	EUR	2,200	1,546
Reg. S, 0.25%, 10/20/2036 (e)	EUR	6,030	5,170
Reg. S, 0.50%, 04/20/2027 (e)	EUR	6,550	7,548
Reg. S, 0.50%, 02/20/2029 (e)	EUR	7,459	8,281
Reg. S, 0.70%, 04/20/2071 (e)	EUR	3,371	1,354
Reg. S, 0.75%, 02/20/2028 (e)	EUR	4,340	4,952
Reg. S, 0.75%, 03/20/2051 (e)	EUR	4,672	2,814
Reg. S, 0.85%, 06/30/2120 (e)	EUR	1,010	355
Reg. S, 0.90%, 02/20/2032 (e)	EUR	6,110	6,428
Reg. S, 1.50%, 02/20/2047 (e)	EUR	3,225	2,568
Reg. S, 1.50%, 11/02/2086 (e)	EUR	1,170	633
Reg. S, 1.85%, 05/23/2049 (e)	EUR	2,790	2,323
Reg. S, 2.10%, 09/20/2117 (e)	EUR	1,656	1,113
Reg. S, 2.40%, 05/23/2034 (e)	EUR	2,173	2,439
Reg. S, 2.50%, 10/20/2029 (e)	EUR	740	871
Reg. S, 2.90%, 05/23/2029 (e)	EUR	3,770	4,509
Reg. S, 2.90%, 02/20/2033 (e)	EUR	7,210	8,487
Reg. S, 2.90%, 02/20/2034 (e)	EUR	4,410	5,144
Reg. S, 2.95%, 02/20/2035 (e)	EUR	4,410	5,122
Reg. S, 3.15%, 06/20/2044 (e)	EUR	3,928	4,319
Reg. S, 3.15%, 10/20/2053 (e)	EUR	3,270	3,400
Reg. S, 3.20%, 07/15/2039 (e)	EUR	2,300	2,638
Reg. S, 3.45%, 10/20/2030 (e)	EUR	4,480	5,466
Reg. S, 3.80%, 01/26/2062 (e)	EUR	1,580	1,839

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Sovereign — continued
Reg. S, 4.15%, 03/15/2037 (e)	EUR	3,035	3,863
Reg. S, 6.25%, 07/15/2027	EUR	783	977
Republic of Austria Government International Bond, (Austria), Series 30Y, Reg. S, 5.38%, 12/01/2034 (e)	CAD	200	160
Republic of Italy Government International Bond, (Italy),
Reg. S, (ICE EURIBOR Swap Rate 30 Year + 0.00%), 4.25%, 06/28/2029 (aa)	EUR	1,000	1,228
5.20%, 07/31/2034	EUR	200	261
Reg. S, 6.00%, 08/04/2028	GBP	1,050	1,466
Series 5Y, 1.25%, 02/17/2026		2,000	1,994
Series 10Y, 2.88%, 10/17/2029		200	192
Series 30Y, 3.88%, 05/06/2051		1,300	959
Republic of Poland Government Bond, (Poland),
Series 128, Zero Coupon, 01/25/2028	PLN	7,270	1,875
Series 428, 2.75%, 04/25/2028	PLN	28,410	7,734
Series 429, 5.75%, 04/25/2029	PLN	4,630	1,352
Series 432, 1.75%, 04/25/2032	PLN	29,453	6,910
Series 447, 4.00%, 04/25/2047	PLN	3,993	933
Series 527, 3.75%, 05/25/2027	PLN	10,290	2,872
Series 727, 2.50%, 07/25/2027	PLN	57,220	15,666
Series 728, 7.50%, 07/25/2028	PLN	14,080	4,259
Series 729, 4.75%, 07/25/2029	PLN	12,430	3,524
Series 730, 4.50%, 07/25/2030	PLN	24,990	6,971
Series 1029, 2.75%, 10/25/2029	PLN	15,653	4,130
Series 1030, 1.25%, 10/25/2030	PLN	47,273	11,371
Series 1033, 6.00%, 10/25/2033	PLN	6,530	1,944
Series 1034, 5.00%, 10/25/2034	PLN	16,180	4,487
Series 1035, 5.00%, 10/25/2035	PLN	19,990	5,497
Republic of Poland Government International Bond, (Poland),
Reg. S, 0.88%, 05/10/2027	EUR	1,900	2,194
Reg. S, 2.00%, 03/08/2049	EUR	53	42
Reg. S, 2.75%, 05/25/2032	EUR	3,000	3,443
Series 30Y, 5.50%, 03/18/2054		50	48
Romania Government Bond, (Romania),
Series 2Y, 7.40%, 04/28/2027	RON	12,380	2,893
Series 4Y, 7.20%, 05/31/2027	RON	4,070	949
Series 5Y, 4.25%, 04/28/2036	RON	1,215	229
Series 5Y, 6.30%, 04/25/2029	RON	8,160	1,862
Series 6Y, 7.65%, 07/27/2031	RON	6,420	1,543
Series 6Y, 8.75%, 10/30/2028	RON	5,850	1,423
Series 7Y, 2.50%, 10/25/2027	RON	6,350	1,371
Series 7Y, 8.00%, 04/29/2030	RON	8,510	2,056
Series 8Y, 4.15%, 01/26/2028	RON	1,930	426
Series 8Y, 7.35%, 04/28/2031	RON	9,030	2,141
Series 8Y, 7.50%, 07/27/2033	RON	6,155	1,478
Series 10YR, 4.15%, 10/24/2030	RON	6,005	1,247
Series 10Y, 6.70%, 02/25/2032	RON	8,530	1,960
Series 10Y, 8.25%, 09/29/2032	RON	8,080	2,007
Series 11Y, 6.75%, 04/25/2035	RON	4,610	1,061

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2025	SIX CIRCLES TRUST	119

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2025 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Long Positions — continued
Foreign Government Securities — continued
Sovereign — continued
Series 11Y, 7.10%, 07/31/2034	RON	6,060	1,425
Series 15Y, 4.75%, 10/11/2034	RON	5,340	1,071
Series 15Y, 7.25%, 07/30/2040	RON	4,250	1,013
Series 15Y, 7.90%, 02/24/2038	RON	3,710	928
Romanian Government International Bond, (Romania),
Reg. S, 1.38%, 12/02/2029	EUR	2,000	2,160
Reg. S, 1.75%, 07/13/2030	EUR	1,000	1,062
Reg. S, 2.00%, 04/14/2033	EUR	1,500	1,433
Reg. S, 2.63%, 12/02/2040	EUR	1,000	774
Reg. S, 2.75%, 04/14/2041	EUR	800	622
Reg. S, 2.88%, 05/26/2028	EUR	5,000	5,830
Reg. S, 2.88%, 04/13/2042	EUR	1,000	776
Reg. S, 3.38%, 02/08/2038	EUR	1,425	1,312
Reg. S, 3.62%, 05/26/2030	EUR	1,875	2,171
Reg. S, 5.00%, 09/27/2026	EUR	1,000	1,197
Reg. S, 6.63%, 09/27/2029	EUR	2,000	2,570
Saudi Government International Bond, (Saudi Arabia),
Reg. S, 2.00%, 07/09/2039	EUR	1,200	1,111
5.75%, 01/16/2054 (e)		2,645	2,619
SFIL SA, (France),
Reg. S, 0.00%, 11/23/2028	EUR	200	218
Reg. S, 0.05%, 06/04/2029	EUR	1,800	1,933
Reg. S, 1.50%, 03/05/2032	EUR	500	530
Reg. S, 2.88%, 01/18/2028	EUR	2,100	2,484
Reg. S, 2.88%, 01/22/2031	EUR	400	467
Reg. S, 3.00%, 09/24/2030	EUR	800	943
Reg. S, 3.00%, 06/23/2032	EUR	700	808
Reg. S, 3.25%, 11/25/2030	EUR	200	237
Reg. S, 3.25%, 10/05/2032	EUR	200	234
Singapore Government Bond, (Singapore),
1.63%, 07/01/2031	SGD	1,790	1,372
1.88%, 03/01/2050	SGD	1,743	1,277
1.88%, 10/01/2051	SGD	2,370	1,738
2.25%, 07/01/2040	SGD	1,070	834
2.38%, 07/01/2039	SGD	3,110	2,453
2.50%, 04/01/2030	SGD	6,220	4,978
2.63%, 05/01/2028	SGD	1,960	1,562
2.63%, 08/01/2032	SGD	3,020	2,441
2.75%, 03/01/2035	SGD	5,430	4,463
2.75%, 04/01/2042	SGD	850	708
2.75%, 03/01/2046	SGD	2,970	2,519
2.88%, 09/01/2027	SGD	1,230	979
2.88%, 08/01/2028	SGD	2,240	1,799
2.88%, 07/01/2029	SGD	2,330	1,884
2.88%, 09/01/2030	SGD	2,215	1,802
3.00%, 04/01/2029	SGD	5,030	4,080
Reg. S, 3.00%, 08/01/2072	SGD	2,200	2,008
Reg. S, 3.25%, 06/01/2054	SGD	1,290	1,196
3.38%, 09/01/2033	SGD	3,840	3,261
3.38%, 05/01/2034	SGD	1,650	1,409
3.50%, 03/01/2027	SGD	5,000	3,978

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Sovereign — continued
Slovakia Government Bond, (Slovakia),
Series 227, Reg. S, 3.63%, 01/16/2029	EUR	470	570
Series 229, Reg. S, 1.63%, 01/21/2031	EUR	1,200	1,330
Series 232, Reg. S, 1.88%, 03/09/2037	EUR	920	901
Series 233, Reg. S, 2.00%, 10/17/2047	EUR	460	365
Series 234, Reg. S, 1.00%, 06/12/2028	EUR	700	795
Series 235, Reg. S, 2.25%, 06/12/2068	EUR	399	268
Series 236, Reg. S, 0.75%, 04/09/2030	EUR	420	456
Series 237, Reg. S, 1.00%, 10/09/2030	EUR	1,830	1,990
Series 239, Reg. S, 1.00%, 05/14/2032	EUR	718	743
Series 241, Reg. S, 0.13%, 06/17/2027	EUR	1,362	1,553
Series 242, Reg. S, 0.38%, 04/21/2036	EUR	1,489	1,260
Series 243, Reg. S, 1.00%, 10/13/2051	EUR	1,160	660
Series 244, Reg. S, 4.00%, 10/19/2032	EUR	2,090	2,580
Series 245, Reg. S, 3.75%, 02/23/2035	EUR	3,260	3,896
Series 246, Reg. S, 4.00%, 02/23/2043	EUR	1,490	1,719
Series 247, Reg. S, 3.63%, 06/08/2033	EUR	2,745	3,291
Series 250, Reg. S, 3.75%, 03/06/2034	EUR	1,360	1,639
Series 251, Reg. S, 3.00%, 11/06/2031	EUR	660	777
Series 252, Reg. S, 3.75%, 02/27/2040	EUR	1,060	1,208
Slovenia Government Bond, (Slovenia),
Series RS74, Reg. S, 1.50%, 03/25/2035	EUR	940	961
Series RS76, Reg. S, 3.13%, 08/07/2045	EUR	900	963
Series RS77, Reg. S, 2.25%, 03/03/2032	EUR	2,470	2,821
Series RS78, Reg. S, 1.75%, 11/03/2040	EUR	612	571
Series RS80, Reg. S, 1.00%, 03/06/2028	EUR	500	575
Series RS81, Reg. S, 1.19%, 03/14/2029	EUR	420	478
Series RS82, Reg. S, 0.28%, 01/14/2030	EUR	586	634
Series RS84, Reg. S, 0.88%, 07/15/2030	EUR	190	209
Series RS85, Reg. S, 0.49%, 10/20/2050	EUR	450	245
Series RS86, Reg. S, 0.00%, 02/12/2031	EUR	800	826
Series RS87, Reg. S, 0.69%, 03/03/2081	EUR	121	39
Series RS91, Reg. S, 3.63%, 03/11/2033	EUR	760	936
Series RS93, Reg. S, 3.00%, 03/10/2034	EUR	1,510	1,770
Series RS95, Reg. S, 3.50%, 04/14/2055	EUR	360	387
Series RS97, Reg. S, 3.13%, 07/02/2035	EUR	870	1,010
Slovenia Government International Bond, (Slovenia), Reg. S, 5.00%, 09/19/2033		1,000	1,037

SEE NOTES TO FINANCIAL STATEMENTS.

120	SIX CIRCLES TRUST	DECEMBER 31, 2025

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Long Positions — continued
Foreign Government Securities — continued
Sovereign — continued
Societe Des Grands Projets EPIC, (France),
Reg. S, 0.00%, 11/25/2030	EUR	2,500	2,549
Reg. S, 0.30%, 11/25/2031	EUR	1,300	1,299
Reg. S, 0.30%, 09/02/2036	EUR	200	164
Reg. S, 0.70%, 10/15/2060	EUR	300	116
Reg. S, 0.88%, 05/10/2046	EUR	900	570
Reg. S, 1.00%, 11/26/2051	EUR	200	112
Reg. S, 1.13%, 10/22/2028	EUR	200	226
Reg. S, 1.13%, 05/25/2034	EUR	700	683
Reg. S, 1.70%, 05/25/2050	EUR	300	211
Reg. S, 3.38%, 05/25/2045	EUR	700	728
Reg. S, 3.50%, 05/25/2043	EUR	400	429
Reg. S, 3.50%, 06/25/2049	EUR	800	818
Reg. S, 3.70%, 05/25/2053	EUR	1,300	1,330
Spain Government Bond, (Spain),
0.00%, 01/31/2027	EUR	8,630	9,915
Reg. S, 0.00%, 01/31/2028 (e)	EUR	8,258	9,281
Reg. S, 0.10%, 04/30/2031 (e)	EUR	9,780	10,032
Reg. S, 0.50%, 04/30/2030 (e)	EUR	8,503	9,162
Reg. S, 0.50%, 10/31/2031 (e)	EUR	5,188	5,363
Reg. S, 0.60%, 10/31/2029 (e)	EUR	9,720	10,649
Reg. S, 0.70%, 04/30/2032 (e)	EUR	9,430	9,725
Reg. S, 0.80%, 07/30/2027 (e)	EUR	5,661	6,519
0.80%, 07/30/2029	EUR	8,100	8,982
Reg. S, 0.85%, 07/30/2037 (e)	EUR	7,123	6,299
Reg. S, 1.00%, 07/30/2042 (e)	EUR	6,663	5,186
Reg. S, 1.00%, 10/31/2050 (e)	EUR	9,430	5,909
Reg. S, 1.20%, 10/31/2040 (e)	EUR	8,761	7,403
Reg. S, 1.25%, 10/31/2030 (e)	EUR	16,318	17,991
Reg. S, 1.40%, 04/30/2028 (e)	EUR	11,036	12,737
Reg. S, 1.40%, 07/30/2028 (e)	EUR	11,981	13,778
Reg. S, 1.45%, 10/31/2027 (e)	EUR	9,130	10,602
Reg. S, 1.45%, 04/30/2029 (e)	EUR	13,830	15,773
Reg. S, 1.45%, 10/31/2071 (e)	EUR	3,359	1,776
Reg. S, 1.50%, 04/30/2027 (e)	EUR	12,455	14,523
Reg. S, 1.85%, 07/30/2035 (e)	EUR	10,063	10,491
Reg. S, 1.90%, 10/31/2052 (e)	EUR	7,442	5,709
Reg. S, 1.95%, 07/30/2030 (e)	EUR	11,374	13,007
Reg. S, 2.35%, 07/30/2033 (e)	EUR	6,401	7,192
2.40%, 05/31/2028	EUR	5,840	6,884
2.50%, 05/31/2027	EUR	8,130	9,600
Reg. S, 2.55%, 10/31/2032 (e)	EUR	11,200	12,873
2.70%, 01/31/2030	EUR	6,610	7,813
Reg. S, 2.90%, 10/31/2046 (e)	EUR	7,633	7,729
Reg. S, 3.10%, 07/30/2031	EUR	5,455	6,525
Reg. S, 3.15%, 04/30/2033 (e)	EUR	13,420	15,938
Reg. S, 3.15%, 04/30/2035 (e)	EUR	10,530	12,292
Reg. S, 3.20%, 10/31/2035 (e)	EUR	7,630	8,908
Reg. S, 3.25%, 04/30/2034 (e)	EUR	6,960	8,250
Reg. S, 3.45%, 10/31/2034 (e)	EUR	7,930	9,509
Reg. S, 3.45%, 07/30/2043 (e)	EUR	8,033	8,990
Reg. S, 3.45%, 07/30/2066 (e)	EUR	5,440	5,458
3.50%, 05/31/2029	EUR	10,904	13,259

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Sovereign — continued
Reg. S, 3.50%, 01/31/2041 (e)	EUR	3,240	3,705
Reg. S, 3.55%, 10/31/2033 (e)	EUR	9,265	11,258
Reg. S, 3.90%, 07/30/2039 (e)	EUR	8,100	9,812
Reg. S, 4.00%, 10/31/2054 (e)	EUR	5,200	5,986
Reg. S, 4.20%, 01/31/2037 (e)	EUR	9,553	12,043
Reg. S, 4.70%, 07/30/2041 (e)	EUR	6,884	9,030
Reg. S, 4.90%, 07/30/2040 (e)	EUR	3,809	5,098
Reg. S, 5.15%, 10/31/2028 (e)	EUR	8,886	11,245
Reg. S, 5.15%, 10/31/2044 (e)	EUR	5,591	7,735
5.75%, 07/30/2032	EUR	6,596	9,085
6.00%, 01/31/2029	EUR	2,430	3,164
Series 30Y, Reg. S, 2.70%, 10/31/2048 (e)	EUR	6,311	6,056
State of the Grand-Duchy of Luxembourg, (Luxembourg),
Reg. S, 0.00%, 11/13/2026	EUR	400	461
Reg. S, 0.00%, 04/28/2030	EUR	150	158
Reg. S, 0.00%, 03/24/2031	EUR	103	105
Reg. S, 0.00%, 09/14/2032	EUR	400	389
Reg. S, 1.38%, 05/25/2029	EUR	380	431
Reg. S, 1.75%, 05/25/2042	EUR	710	630
Reg. S, 2.63%, 10/23/2034	EUR	2,100	2,391
Reg. S, 2.88%, 03/01/2034	EUR	910	1,063
Reg. S, 3.25%, 03/02/2043	EUR	100	109
States of Guernsey Bond, (Guernsey), Reg. S, 3.38%, 12/12/2046	GBP	200	197
Svensk Exportkredit AB, (Sweden),
Zero Coupon, 05/11/2037		224	129
Reg. S, 2.00%, 06/30/2027	EUR	1,000	1,168
Reg. S, 2.75%, 02/23/2028	EUR	585	692
Sweden Government Bond, (Sweden),
Series 1053, Reg. S, 3.50%, 03/30/2039	SEK	20,020	2,310
Series 1056, Reg. S, 2.25%, 06/01/2032	SEK	9,200	984
Series 1059, Reg. S, 1.00%, 11/12/2026	SEK	31,600	3,404
Series 1060, Reg. S, 0.75%, 05/12/2028 (e)	SEK	64,815	6,824
Series 1061, Reg. S, 0.75%, 11/12/2029 (e)	SEK	46,490	4,770
Series 1062, Reg. S, 0.13%, 05/12/2031 (e)	SEK	14,255	1,372
Series 1063, Reg. S, 0.50%, 11/24/2045	SEK	4,650	318
Series 1064, Reg. S, 1.38%, 06/23/2071 (e)	SEK	570	34
Series 1065, Reg. S, 1.75%, 11/11/2033	SEK	24,580	2,506
Series 1066, Reg. S, 2.25%, 05/11/2035	SEK	28,670	2,987
Series 1067, Reg. S, 2.50%, 10/15/2036	SEK	8,500	895

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2025	SIX CIRCLES TRUST	121

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2025 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Long Positions — continued
Foreign Government Securities — continued
Sovereign — continued
Sweden Government International Bond, (Sweden), Reg. S, 0.13%, 09/09/2030	SEK	17,590	1,724
Swiss Confederation Government Bond, (Switzerland),
Reg. S, 0.00%, 06/22/2029	CHF	270	341
Reg. S, 0.00%, 06/26/2034	CHF	6,569	8,112
Reg. S, 0.00%, 07/24/2039	CHF	5,499	6,546
Reg. S, 0.50%, 05/27/2030	CHF	3,140	4,034
Reg. S, 0.50%, 06/27/2032	CHF	2,090	2,689
Reg. S, 0.50%, 06/28/2045	CHF	2,510	3,163
Reg. S, 0.50%, 05/24/2055	CHF	1,172	1,475
Reg. S, 0.50%, 05/30/2058	CHF	1,810	2,330
Reg. S, 0.88%, 05/22/2047	CHF	860	1,163
Reg. S, 1.25%, 06/27/2037	CHF	680	941
Reg. S, 1.50%, 04/30/2042	CHF	1,140	1,663
Reg. S, 2.00%, 06/25/2064	CHF	611	1,223
Reg. S, 4.00%, 04/08/2028	CHF	663	913
Reg. S, 4.00%, 01/06/2049	CHF	460	1,017
Thailand Government Bond, (Thailand),
1.00%, 06/17/2027	THB	40,000	1,267
1.59%, 12/17/2035	THB	81,400	2,577
1.60%, 12/17/2029	THB	123,830	3,987
1.60%, 06/17/2035	THB	24,510	778
1.66%, 03/17/2030	THB	50,610	1,634
1.88%, 06/17/2049	THB	28,730	835
2.00%, 12/17/2031	THB	245,230	8,083
2.00%, 06/17/2042	THB	46,000	1,425
2.05%, 04/17/2028	THB	36,500	1,183
2.13%, 12/17/2026	THB	3,024	97
2.40%, 11/17/2027	THB	162,750	5,291
2.40%, 03/17/2029	THB	137,000	4,516
2.41%, 03/17/2035	THB	149,420	5,070
2.50%, 11/17/2029	THB	114,000	3,794
2.50%, 06/17/2071	THB	4,900	154
2.65%, 06/17/2028	THB	214,700	7,057
2.70%, 06/17/2040	THB	85,400	2,962
2.75%, 06/17/2052	THB	18,410	627
2.80%, 06/17/2034	THB	120,910	4,208
2.88%, 06/17/2046	THB	28,430	978
2.98%, 06/17/2045	THB	62,190	2,193
3.14%, 06/17/2047	THB	69,340	2,449
3.15%, 06/17/2050	THB	27,490	979
3.35%, 06/17/2033	THB	50,840	1,835
3.39%, 06/17/2037	THB	178,500	6,587
3.40%, 06/17/2036	THB	4,000	147
3.45%, 06/17/2043	THB	146,630	5,427
3.65%, 06/20/2031	THB	3,480	124
4.00%, 06/17/2055	THB	103,270	4,323
4.00%, 06/17/2066	THB	78,670	3,454
4.00%, 06/17/2072	THB	97,370	4,404
Tyollisyysrahasto, (Finland), 0.01%, 06/16/2027	EUR	200	228

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Sovereign — continued
UNEDIC ASSEO, (France),
Reg. S, 0.00%, 03/05/2030	EUR	100	105
Reg. S, 0.00%, 11/19/2030	EUR	1,400	1,432
Reg. S, 0.01%, 05/25/2031	EUR	1,500	1,507
Reg. S, 0.10%, 05/25/2034	EUR	100	90
Reg. S, 0.25%, 11/25/2029	EUR	2,000	2,139
Reg. S, 0.25%, 07/16/2035	EUR	2,000	1,739
Reg. S, 0.50%, 03/20/2029	EUR	1,600	1,761
Reg. S, 0.50%, 05/25/2036	EUR	500	428
Reg. S, 0.88%, 05/25/2028	EUR	1,400	1,586
Reg. S, 1.25%, 03/28/2027	EUR	1,000	1,161
Reg. S, 1.25%, 10/21/2027	EUR	200	231
Reg. S, 1.25%, 05/25/2033	EUR	700	716
Reg. S, 1.50%, 04/20/2032	EUR	300	321
Reg. S, 1.75%, 11/25/2032	EUR	800	858
Reg. S, 3.13%, 11/25/2034	EUR	400	458
Reg. S, 3.25%, 05/25/2035	EUR	600	690
Reg. S, 3.38%, 11/25/2033	EUR	1,100	1,296
United Kingdom Gilt, (United Kingdom),
Reg. S, 0.13%, 01/31/2028	GBP	21,957	27,607
Reg. S, 0.25%, 07/31/2031	GBP	16,586	18,279
Reg. S, 0.38%, 10/22/2026	GBP	530	698
Reg. S, 0.38%, 10/22/2030	GBP	12,779	14,626
Reg. S, 0.50%, 01/31/2029	GBP	11,860	14,507
Reg. S, 0.50%, 10/22/2061	GBP	9,632	3,392
Reg. S, 0.63%, 07/31/2035	GBP	16,034	15,199
Reg. S, 0.63%, 10/22/2050	GBP	10,666	5,302
Reg. S, 0.88%, 10/22/2029	GBP	16,380	19,848
Reg. S, 0.88%, 07/31/2033	GBP	13,881	14,630
Reg. S, 0.88%, 01/31/2046	GBP	10,649	6,765
Reg. S, 1.00%, 01/31/2032	GBP	11,852	13,343
Reg. S, 1.13%, 01/31/2039	GBP	8,346	7,291
Reg. S, 1.13%, 10/22/2073	GBP	4,497	1,948
Reg. S, 1.25%, 07/22/2027	GBP	18,351	23,839
Reg. S, 1.25%, 10/22/2041	GBP	11,641	9,386
Reg. S, 1.25%, 07/31/2051	GBP	11,126	6,653
Reg. S, 1.50%, 07/22/2047	GBP	10,003	7,123
Reg. S, 1.50%, 07/31/2053	GBP	7,480	4,636
Reg. S, 1.63%, 10/22/2028	GBP	20,025	25,534
Reg. S, 1.63%, 10/22/2054	GBP	10,661	6,744
Reg. S, 1.63%, 10/22/2071	GBP	8,030	4,436
Reg. S, 1.75%, 09/07/2037	GBP	14,479	14,421
Reg. S, 1.75%, 01/22/2049	GBP	10,969	8,032
Reg. S, 1.75%, 07/22/2057	GBP	10,674	6,767
Reg. S, 2.50%, 07/22/2065	GBP	7,102	5,345
Reg. S, 3.25%, 01/31/2033	GBP	11,450	14,498
Reg. S, 3.25%, 01/22/2044	GBP	7,740	8,174
Reg. S, 3.50%, 01/22/2045	GBP	11,007	11,944
Reg. S, 3.50%, 07/22/2068	GBP	6,979	6,809
Reg. S, 3.75%, 03/07/2027	GBP	2,560	3,451
Reg. S, 3.75%, 01/29/2038	GBP	10,160	12,443
Reg. S, 3.75%, 07/22/2052	GBP	9,157	9,792
Reg. S, 3.75%, 10/22/2053	GBP	9,896	10,473

SEE NOTES TO FINANCIAL STATEMENTS.

122	SIX CIRCLES TRUST	DECEMBER 31, 2025

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Long Positions — continued
Foreign Government Securities — continued
Sovereign — continued
Reg. S, 4.00%, 10/22/2031	GBP	17,950	24,086
Reg. S, 4.00%, 01/22/2060	GBP	7,148	7,860
Reg. S, 4.00%, 10/22/2063	GB	P7,495	8,138
Reg. S, 4.13%, 01/29/2027	GBP	10,220	13,833
Reg. S, 4.13%, 07/22/2029	GBP	14,290	19,433
Reg. S, 4.13%, 03/07/2031	GBP	1,880	2,542
Reg. S, 4.25%, 12/07/2027	GBP	8,680	11,834
Reg. S, 4.25%, 06/07/2032	GBP	14,120	19,210
Reg. S, 4.25%, 07/31/2034	GBP	11,425	15,215
Reg. S, 4.25%, 03/07/2036	GBP	7,219	9,473
Reg. S, 4.25%, 09/07/2039	GBP	9,487	12,042
Reg. S, 4.25%, 12/07/2040	GBP	11,075	13,881
Reg. S, 4.25%, 12/07/2046	GBP	12,008	14,361
Reg. S, 4.25%, 12/07/2049 (ff)	GBP	6,702	7,908
Reg. S, 4.25%, 12/07/2055	GBP	9,279	10,743
Reg. S, 4.38%, 03/07/2028	GBP	13,770	18,796
Reg. S, 4.38%, 03/07/2030	GBP	17,090	23,426
Reg. S, 4.38%, 01/31/2040	GBP	16,160	20,660
Reg. S, 4.38%, 07/31/2054	GBP	10,950	12,940
Reg. S, 4.50%, 06/07/2028	GBP	10,970	15,040
Reg. S, 4.50%, 09/07/2034	GBP	12,120	16,447
Reg. S, 4.50%, 03/07/2035	GBP	16,900	22,818
Reg. S, 4.50%, 12/07/2042	GBP	9,335	11,849
Reg. S, 4.63%, 01/31/2034	GBP	10,445	14,326
Reg. S, 4.75%, 12/07/2030	GBP	13,486	18,877
Reg. S, 4.75%, 10/22/2035	GBP	6,230	8,530
Reg. S, 4.75%, 12/07/2038	GBP	9,639	12,973
Reg. S, 4.75%, 10/22/2043	GBP	9,270	12,008
Reg. S, 5.25%, 01/31/2041	GBP	500	696
Reg. S, 5.38%, 01/31/2056	GBP	2,530	3,508
Reg. S, 6.00%, 12/07/2028	GBP	912	1,305
United States Department of Housing and Urban Development, 3.26%, 08/01/2029		25	24
United States International Development Finance Corp.,
3.25%, 10/15/2030		556	545
3.37%, 10/05/2034		73	71
Series 1, 1.11%, 05/15/2029		538	510
Series 2, 0.80%, 05/15/2029		268	252

Total Sovereign			8,474,921

Transportation — 0.1%
Regie Autonome des Transports Parisiens EPIC, (France),
Reg. S, 0.35%, 06/20/2029	EUR	500	541
Reg. S, 0.40%, 12/19/2036	EUR	944	914
Reg. S, 0.88%, 05/25/2027	EUR	100	115
Reg. S, 1.88%, 05/25/2032	EUR	600	647
Reg. S, 3.25%, 04/11/2033	EUR	100	116
Reg. S, 3.25%, 05/25/2034	EUR	400	459
SNCF Reseau, (France),
Reg. S, 0.75%, 05/25/2036	EUR	300	260
Reg. S, 0.88%, 01/22/2029	EUR	900	1,001

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Transportation — continued
Reg. S, 1.00%, 11/09/2031	EUR	300	312
Reg. S, 1.13%, 05/19/2027	EUR	700	808
Reg. S, 1.13%, 05/25/2030	EUR	500	543
Reg. S, 1.50%, 05/29/2037	EUR	300	274
Reg. S, 2.00%, 11/12/2026	CHF	300	384
Reg. S, 2.00%, 02/05/2048	EUR	600	451
Reg. S, 2.25%, 12/20/2047	EUR	400	321
Reg. S, 3.13%, 10/25/2028	EUR	2,000	2,376
4.70%, 06/01/2035	CAD	500	373
Reg. S, 5.00%, 10/10/2033	EUR	2,000	2,591
Reg. S, 5.00%, 03/11/2052	GBP	145	174
Reg. S, 5.25%, 12/07/2028	GBP	300	415
Societe Nationale SNCF SACA, (France),
Reg. S, 0.63%, 04/17/2030	EUR	1,500	1,603
Reg. S, 1.00%, 05/25/2040	EUR	100	78
Reg. S, 1.00%, 01/19/2061	EUR	100	41
Reg. S, 1.50%, 02/02/2029	EUR	800	905
Reg. S, 3.13%, 05/25/2034	EUR	1,500	1,707
Reg. S, 3.25%, 09/02/2032	EUR	300	352
Reg. S, 3.38%, 05/25/2033	EUR	1,200	1,409
Reg. S, 3.63%, 04/03/2035	EUR	1,000	1,173
Reg. S, 5.38%, 03/18/2027	GBP	400	547

Total Transportation			20,890

Total Foreign Government Securities (Cost $9,766,244)			9,794,256

Mortgage-Backed Securities — 14.1%
FGLMC Collateral — 0.1%
FHLMC Gold Pool,
3.00%, 10/01/2046		148	132
3.50%, 12/01/2044		373	351
3.50%, 06/01/2045		757	712
3.50%, 05/01/2046		116	109
3.50%, 10/01/2046		154	144
FHLMC Gold Pool, Single Family, 15 years,
3.00%, 10/01/2026		8	8
3.00%, 11/01/2026		42	41
3.00%, 01/01/2027		245	243
3.00%, 05/01/2029		1,650	1,634
3.00%, 02/01/2032		216	212
3.00%, 04/01/2032		1,112	1,088
3.00%, 05/01/2032		753	737
3.00%, 07/01/2032		410	402
3.00%, 10/01/2032		427	418
3.00%, 11/01/2032		762	744
FHLMC Gold Pool, Single Family, 30 years,
3.00%, 03/01/2046		14	13
3.00%, 12/01/2046		23	21
4.00%, 08/01/2040		197	193
4.00%, 10/01/2040		1,725	1,696
4.00%, 11/01/2040		459	450
4.00%, 11/01/2047		1,354	1,316
4.00%, 01/01/2048		29	28

Total FGLMC Collateral			10,692

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2025	SIX CIRCLES TRUST	123

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2025 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Long Positions — continued
Mortgage-Backed Securities — continued
FHLMC Collateral — 0.0% (g)
FHLMC Non Gold Pool, ARM, (USD IBOR Consumer Cash Fallbacks 1 Year + 1.64%), 3.85%, 01/01/2050 (aa)	38	38
FHLMC Pool,
2.22%, 07/01/2036	1,314	1,075
3.05%, 03/01/2032	885	821
3.50%, 02/01/2043	39	37
3.50%, 02/01/2044	63	60
6.00%, 08/01/2035	46	46

Total FHLMC Collateral		2,077

FNMA Collateral — 1.2%
FNMA Pool,
1.41%, 01/01/2031	5,000	4,366
2.32%, 01/01/2026	1,993	1,988
2.62%, 10/01/2028	370	358
3.00%, 12/01/2042	200	182
3.00%, 06/01/2043	901	821
3.00%, 05/01/2045	271	243
3.00%, 07/01/2045	28	25
3.00%, 11/01/2046	26	23
3.00%, 03/01/2060	13,876	12,168
3.00%, 07/01/2060	692	615
3.01%, 04/01/2032	3,942	3,675
3.02%, 03/01/2028	400	394
3.15%, 03/01/2026	3,900	3,885
3.29%, 04/01/2027	2,600	2,581
3.29%, 03/01/2028	1,400	1,386
3.43%, 05/01/2028	500	495
3.44%, 01/01/2037	299	276
3.50%, 08/01/2032	36	35
3.50%, 12/01/2042	119	113
3.50%, 04/01/2043	167	159
3.50%, 11/01/2043	80	76
3.50%, 02/01/2045	200	191
3.50%, 02/01/2048	631	590
3.50%, 09/01/2048	68	62
3.50%, 07/01/2049	268	249
3.86%, 09/01/2034	603	594
4.00%, 04/01/2041	86	85
4.00%, 08/01/2046	76	75
4.00%, 02/01/2056	1,882	1,791
4.00%, 01/01/2057	1,474	1,403
4.13%, 08/01/2031	2,263	2,243
4.13%, 10/01/2029	10,000	10,032
4.14%, 04/01/2028	518	521
4.25%, 01/01/2033	3,747	3,726
4.30%, 12/01/2029	5,212	5,256
4.39%, 04/01/2033	552	551
4.40%, 01/01/2032	630	634
4.43%, 11/01/2032	1,489	1,492
4.46%, 02/01/2031	1,150	1,163
4.49%, 11/01/2029	7,000	7,110

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

FNMA Collateral — continued
4.49%, 11/01/2030	7,832	7,958
4.50%, 06/01/2030	100	102
4.53%, 11/01/2029	575	585
4.53%, 09/01/2029 (z)	7,692	7,836
4.55%, 05/01/2028	100	102
4.59%, 06/01/2033	1,173	1,186
4.62%, 08/01/2031	198	201
4.64%, 09/01/2028	229	233
4.69%, 04/01/2033	901	907
4.70%, 08/01/2031	1,700	1,739
4.70%, 05/01/2035	298	301
4.73%, 08/01/2030	3,972	4,024
4.79%, 06/01/2033	1,258	1,284
4.79%, 11/01/2035	1,099	1,115
4.80%, 11/01/2032	695	707
4.80%, 08/01/2029 (z)	7,574	7,761
4.82%, 09/01/2028	700	716
4.83%, 06/01/2030	3,310	3,412
4.83%, 12/01/2031	1,838	1,886
4.83%, 12/01/2032	3,198	3,281
4.86%, 08/01/2032	5,266	5,402
4.86%, 05/01/2035	700	714
4.87%, 05/01/2035	400	408
4.88%, 06/01/2028	5,168	5,282
4.88%, 09/01/2028	1,101	1,127
4.89%, 05/01/2032	2,000	2,043
4.90%, 10/01/2028	354	363
4.94%, 05/01/2031	1,066	1,099
4.95%, 03/01/2032	496	511
4.97%, 04/01/2030	2,200	2,268
4.98%, 12/01/2034	1,600	1,655
4.99%, 03/01/2031	490	504
5.00%, 06/01/2031	1,600	1,654
5.02%, 06/01/2028	2,300	2,353
5.07%, 03/01/2032	1,380	1,431
5.09%, 02/01/2031	1,722	1,787
5.09%, 01/01/2032	594	618
5.16%, 04/01/2034	1,999	2,068
5.17%, 08/01/2034	733	761
5.17%, 07/01/2035	2,489	2,586
5.18%, 08/01/2030	1,351	1,403
5.20%, 09/01/2044	1,363	1,396
5.24%, 11/01/2031	1,143	1,193
5.24%, 01/01/2034	2,000	2,091
5.27%, 03/01/2031	718	750
5.34%, 01/01/2031	648	682
5.35%, 12/01/2029	1,192	1,243
5.42%, 08/01/2030	3,807	3,986
5.42%, 06/01/2031	596	616
5.44%, 10/01/2031	1,093	1,147
5.46%, 05/01/2033	1,176	1,242
5.54%, 11/01/2029	1,514	1,588
5.57%, 10/01/2028	430	435

SEE NOTES TO FINANCIAL STATEMENTS.

124	SIX CIRCLES TRUST	DECEMBER 31, 2025

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Long Positions — continued
Mortgage-Backed Securities — continued
FNMA Collateral — continued
5.58%, 01/01/2036	638	678
5.73%, 12/01/2033	700	758
5.75%, 06/01/2034	1,144	1,244
5.80%, 05/01/2033	995	1,071
FNMA Pool, 30 years, FHA/VA, 3.00%, 01/01/2047	644	582
FNMA Pool, Single Family, 30 years, 7.00%, 09/01/2055	9,689	10,007

Total FNMA Collateral		183,714

GNMA Collateral — 0.0% (g)
GNMA I Pool, Single Family, 30 years,
3.00%, 10/15/2049	149	134
3.00%, 03/15/2050	13	11
4.50%, 07/15/2049	2,249	2,225

Total GNMA Collateral		2,370

GNMA II Collateral — 3.0%
GNMA II Pool,
2.50%, 12/20/2049	224	190
3.00%, 06/20/2043	1,531	1,387
3.00%, 01/20/2047	1,007	905
3.00%, 02/20/2047	364	327
3.00%, 06/20/2047	407	365
3.00%, 07/20/2047	964	867
3.00%, 08/20/2047	409	368
3.00%, 09/20/2047	325	292
3.00%, 10/20/2047	368	330
3.00%, 12/20/2047	471	423
3.00%, 01/20/2048	484	434
3.00%, 08/20/2050	543	478
3.50%, 02/20/2044	1,224	1,148
3.50%, 06/20/2048	39	35
3.50%, 07/20/2048	28	25
3.50%, 08/20/2049	77	70
3.50%, 11/20/2049	139	125
3.50%, 07/20/2050	109	98
4.00%, 11/20/2041	18	17
4.00%, 10/20/2050	184	172
4.50%, 08/20/2040	14	14
4.50%, 10/20/2040	32	32
ARM, (CMT Index 1 Year + 1.82%), 5.47%, 07/20/2072 (aa) (gg)	18,129	19,046
ARM, (USD IBOR Consumer Cash Fallbacks 1 Month + 2.20%), 6.48%, 10/20/2071 (aa)	4,027	4,132
ARM, (USD IBOR Consumer Cash Fallbacks 1 Month + 2.24%), 6.51%, 02/20/2071 (aa)	1,356	1,393
GNMA II Pool, Single Family, 15 years, 2.00%, 12/20/2035	2,088	1,968
GNMA II Pool, Single Family, 30 years,
1.50%, 10/20/2051	255	202
2.00%, 07/20/2050	123	103

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

GNMA II Collateral — continued
2.00%, 08/20/2050	4,025	3,341
2.00%, 09/20/2050	2,385	1,980
2.00%, 11/20/2050	1,406	1,167
2.00%, 12/20/2050	2,335	1,937
2.00%, 01/20/2051	988	820
2.00%, 02/20/2051	854	708
2.00%, 03/20/2051	100	83
2.00%, 10/20/2051	4,589	3,808
2.00%, 12/20/2051	6,681	5,544
2.00%, 01/20/2052	422	350
2.00%, 02/20/2052	3,377	2,803
2.00%, 03/20/2052	1,153	957
2.00%, 04/20/2052	2,681	2,224
2.50%, 01/20/2051	253	219
2.50%, 02/20/2051	3,584	3,101
2.50%, 05/20/2051	5,221	4,516
2.50%, 07/20/2051	6,671	5,770
2.50%, 08/20/2051	2,755	2,383
2.50%, 09/20/2051(gg)	9,577	8,284
2.50%, 10/20/2051	2,793	2,394
2.50%, 11/20/2051	2,868	2,480
2.50%, 12/20/2051	3,154	2,728
2.50%, 01/20/2052	382	325
2.50%, 03/20/2052	4,256	3,681
2.50%, 04/20/2052	833	721
2.50%, 05/20/2052	669	579
2.50%, 07/20/2052	216	187
2.50%, 08/20/2052	350	304
3.00%, 01/20/2043	351	326
3.00%, 11/20/2043	76	70
3.00%, 03/20/2045	76	70
3.00%, 09/20/2046	1,673	1,529
3.00%, 11/20/2046	1,033	944
3.00%, 10/20/2047	338	308
3.00%, 04/20/2049	25	23
3.00%, 04/20/2050	6,085	5,501
3.00%, 07/20/2050	5,183	4,680
3.00%, 08/20/2050	2,798	2,526
3.00%, 03/20/2051	868	784
3.00%, 08/20/2051	513	463
3.00%, 10/20/2051	2,288	2,063
3.00%, 11/20/2051	2,872	2,589
3.00%, 12/20/2051	1,568	1,413
3.00%, 01/20/2052(gg)	6,586	5,943
3.00%, 02/20/2052	284	256
3.00%, 03/20/2052	1,279	1,152
3.00%, 06/20/2052	1,726	1,556
3.00%, 09/20/2052	720	651
3.00%, 02/20/2053	2,621	2,373
3.50%, 09/20/2045	2,094	1,953
3.50%, 09/20/2047	2,688	2,490
3.50%, 10/20/2047	4,142	3,792
3.50%, 08/20/2048	134	125

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2025	SIX CIRCLES TRUST	125

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2025 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Long Positions — continued
Mortgage-Backed Securities — continued
GNMA II Collateral — continued
3.50%, 11/20/2048	162	150
3.50%, 12/20/2048	4	4
3.50%, 03/20/2049	779	719
3.50%, 06/20/2049	1,619	1,470
3.50%, 07/20/2049	766	709
3.50%, 09/20/2049	976	902
3.50%, 10/20/2049	408	379
3.50%, 12/20/2049	322	296
3.50%, 01/20/2050	483	446
3.50%, 04/20/2050	95	88
3.50%, 01/20/2052	3,434	3,164
3.50%, 02/20/2052	2,063	1,896
3.50%, 04/20/2052	333	302
3.50%, 05/20/2052	5,562	5,130
3.50%, 02/20/2053	389	358
3.50%, 11/20/2054	724	661
3.50%, 09/20/2055	2,982	2,719
3.50%, 10/20/2055	998	910
3.50%, 11/20/2055	2,995	2,731
4.00%, 07/20/2048	786	755
4.00%, 09/20/2048	1,340	1,288
4.00%, 11/20/2048	24	23
4.00%, 12/20/2048	685	657
4.00%, 05/20/2049	415	398
4.00%, 01/20/2050	738	706
4.00%, 03/20/2050	161	154
4.00%, 07/20/2052	164	156
4.00%, 09/20/2052	1,492	1,422
4.00%, 12/20/2052	348	332
4.00%, 12/20/2054	4,937	4,668
4.00%, 02/20/2055	2,001	1,892
4.50%, 03/20/2047	405	398
4.50%, 06/20/2047	677	666
4.50%, 07/20/2047	1,182	1,178
4.50%, 10/20/2047	249	245
4.50%, 11/20/2047	686	674
4.50%, 05/20/2048	5,821	5,724
4.50%, 09/20/2048	561	537
4.50%, 11/20/2048	712	700
4.50%, 01/20/2049	1,453	1,443
4.50%, 03/20/2049	363	360
4.50%, 05/20/2049	85	83
4.50%, 10/20/2049	513	512
4.50%, 12/20/2051	1,478	1,471
4.50%, 08/20/2052	1,280	1,259
4.50%, 09/20/2052	383	375
4.50%, 06/20/2053	1,113	1,091
4.50%, 12/20/2053	369	362
4.50%, 10/20/2054	1,825	1,782
4.50%, 11/20/2054	1,381	1,348
4.50%, 01/20/2055	3,672	3,586
4.50%, 02/20/2055	1,980	1,933
5.00%, 12/20/2048	113	114

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

GNMA II Collateral — continued
5.00%, 06/20/2049	242	246
5.00%, 07/20/2052	91	91
5.00%, 09/20/2052	697	699
5.00%, 12/20/2052	1,016	1,019
5.00%, 04/20/2053	952	954
5.00%, 05/20/2053	1,048	1,049
5.00%, 07/20/2053	1,584	1,588
5.00%, 11/20/2053	546	548
5.00%, 09/20/2054	1,347	1,346
5.00%, 10/20/2054	534	534
5.00%, 11/20/2054	4,776	4,772
5.00%, 12/20/2054	1,884	1,883
5.00%, 02/20/2055	3,947	3,943
5.50%, 12/20/2052	844	860
5.50%, 01/20/2053	102	104
5.50%, 03/20/2053	384	390
5.50%, 04/20/2053	1,261	1,281
5.50%, 05/20/2053	381	387
5.50%, 06/20/2053	887	902
5.50%, 07/20/2053	330	337
5.50%, 09/20/2053	3,638	3,702
5.50%, 06/20/2054	1,700	1,719
5.50%, 08/20/2054	1,893	1,915
5.50%, 10/20/2054	2,251	2,278
5.50%, 11/20/2054	1,233	1,249
5.50%, 12/20/2054	1,462	1,479
5.50%, 07/20/2055	2,148	2,171
6.00%, 07/20/2053	996	1,038
6.00%, 09/20/2053	669	690
6.00%, 10/20/2053	618	630
6.00%, 08/20/2054	2,174	2,220
6.00%, 09/20/2054	2,582	2,634
6.00%, 02/20/2055	406	413
6.00%, 07/20/2055	85	86
6.00%, 09/20/2055	7,884	8,053
6.50%, 06/20/2054	240	248
6.50%, 07/20/2054	1,046	1,082
6.50%, 01/20/2055	751	777
6.50%, 06/20/2055	281	291
6.50%, 07/20/2055	541	559
6.50%, 08/20/2055	494	511
6.50%, 09/20/2055	3,909	4,042
7.00%, 01/20/2053	539	558
7.00%, 05/20/2054	1,004	1,037
7.00%, 04/20/2055	238	245
7.00%, 08/20/2055	381	393
GNMA, Single Family, 30 years,
TBA, 2.00%, 01/01/2056 (w)	6,725	5,577
TBA, 2.50%, 01/01/2056 (w)	16,550	14,306
TBA, 3.00%, 01/01/2056 (w)	61,987	55,808
TBA, 3.00%, 02/01/2056 (w)	1,000	899
TBA, 3.50%, 01/01/2056 (w)	345	314
TBA, 3.50%, 02/01/2056 (w)	27,365	24,931

SEE NOTES TO FINANCIAL STATEMENTS.

126	SIX CIRCLES TRUST	DECEMBER 31, 2025

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Long Positions — continued
Mortgage-Backed Securities — continued
GNMA II Collateral — continued
TBA, 4.00%, 01/01/2056 (w)	46,560		43,988
TBA, 4.50%, 01/01/2056 (w)	950		927
TBA, 4.50%, 02/01/2056 (w)	6,000		5,849
TBA, 5.00%, 01/01/2056 (w)	26,255		26,213
TBA, 5.50%, 01/01/2056 (w)	6,214		6,277
TBA, 5.50%, 02/01/2056 (w)	13,700		13,827
TBA, 6.00%, 01/01/2056 (w)	1,150		1,172
TBA, 6.50%, 01/01/2056 (w)	275		284
TBA, 6.50%, 02/01/2056 (w)	24,500		25,291

Total GNMA II Collateral			491,862

UMBS Collateral — 9.8%
FHLMC Pool, Single Family, 15 years,
1.50%, 12/01/2035	270		246
1.50%, 03/01/2036	417		379
1.50%, 02/01/2037	612		554
1.50%, 03/01/2037	639		578
2.00%, 12/01/2035	525		487
2.00%, 02/01/2036	3,483		3,235
2.00%, 03/01/2036	300		279
2.00%, 05/01/2036	2,053		1,904
2.00%, 08/01/2036	876		812
2.00%, 10/01/2036	462		428
2.00%, 11/01/2036	2,634		2,441
2.00%, 12/01/2036	261		242
2.00%, 01/01/2037	3,186		2,954
2.00%, 04/01/2037	1,224		1,134
2.00%, 05/01/2037	759		703
2.00%, 06/01/2037	1,486		1,376
2.00%, 07/01/2038	681		631
2.50%, 07/01/2032	1,126		1,090
2.50%, 10/01/2035	5,938		5,646
2.50%, 07/01/2036	928		881
2.50%, 04/01/2037	110		104
2.50%, 05/01/2037	278		263
2.50%, 11/01/2037	1,715		1,624
3.00%, 04/01/2028	11		11
3.00%, 10/01/2028	472		467
3.00%, 04/01/2029	12		11
3.00%, 05/01/2030	3		3
3.00%, 06/01/2030	285		281
3.00%, 11/01/2030	57		56
3.00%, 11/01/2031	13		13
3.00%, 11/01/2032	65		64
3.00%, 01/01/2033	31		30
3.00%, 04/01/2037	270		260
3.00%, 07/01/2038	546		526
3.50%, 09/01/2033	178		176
3.50%, 02/01/2034	425		420
3.50%, 05/01/2035	364		356
4.00%, 05/01/2026	—	(h)	—	(h)
4.00%, 07/01/2029	7		7
4.00%, 11/01/2033	1		1

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

UMBS Collateral — continued
4.00%, 01/01/2034	10	10
4.00%, 08/01/2037	101	100
4.00%, 02/01/2038	101	100
4.00%, 12/01/2039	4,268	4,217
5.50%, 04/01/2039	551	565
5.50%, 10/01/2040	1,724	1,768
5.50%, 11/01/2040	589	604
FHLMC Pool, Single Family, 20 years,
3.00%, 07/01/2042	293	274
3.00%, 08/01/2042	104	97
3.50%, 06/01/2039	196	189
3.50%, 07/01/2039	111	107
3.50%, 08/01/2039	433	416
3.50%, 09/01/2039	278	267
6.00%, 06/01/2045	395	407
6.50%, 05/01/2045	389	405
FHLMC Pool, Single Family, 30 years,
1.50%, 02/01/2051	19	14
1.50%, 04/01/2051	35	28
1.50%, 05/01/2051	4,724	3,653
1.50%, 07/01/2051	796	615
2.00%, 09/01/2050	605	495
2.00%, 10/01/2050	3,719	3,046
2.00%, 02/01/2051	3,345	2,736
2.00%, 03/01/2051	2,446	2,005
2.00%, 05/01/2051	9,679	7,907
2.00%, 06/01/2051	1,138	930
2.00%, 07/01/2051	1,168	962
2.00%, 10/01/2051	1,486	1,219
2.00%, 11/01/2051	4,879	4,004
2.00%, 12/01/2051	3,831	3,119
2.00%, 01/01/2052	415	337
2.00%, 02/01/2052	1,893	1,534
2.00%, 03/01/2052	4,053	3,292
2.00%, 04/01/2052	4,610	3,742
2.00%, 08/01/2052	5,902	4,790
2.00%, 10/01/2052	969	785
2.50%, 11/01/2050	19,683	16,807
2.50%, 12/01/2050	3,039	2,583
2.50%, 02/01/2051	10,533	9,018
2.50%, 04/01/2051	359	304
2.50%, 07/01/2051	4,017	3,432
2.50%, 08/01/2051	12,516	10,821
2.50%, 11/01/2051	662	571
2.50%, 02/01/2052	7,234	6,167
2.50%, 03/01/2052	1,477	1,269
2.50%, 04/01/2052	176	151
3.00%, 02/01/2049	1,758	1,612
3.00%, 11/01/2049	1,296	1,175
3.00%, 05/01/2050	2,840	2,571
3.00%, 07/01/2050	1,506	1,338
3.00%, 08/01/2050	3,174	2,867
3.00%, 10/01/2050	656	586

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2025	SIX CIRCLES TRUST	127

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2025 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Long Positions — continued
Mortgage-Backed Securities — continued
UMBS Collateral — continued
3.00%, 12/01/2050	213	190
3.00%, 06/01/2051	2,715	2,410
3.00%, 07/01/2051	4,953	4,470
3.00%, 11/01/2051	1,573	1,402
3.00%, 12/01/2051	3,220	2,856
3.00%, 02/01/2052	861	764
3.00%, 03/01/2052	2,435	2,175
3.00%, 04/01/2052	3,996	3,571
3.00%, 05/01/2052	1,557	1,385
3.00%, 07/01/2052	9,022	8,012
3.50%, 03/01/2042	1	1
3.50%, 09/01/2042	1,766	1,691
3.50%, 07/01/2043	1	1
3.50%, 11/01/2047	261	246
3.50%, 02/01/2048	1,378	1,294
3.50%, 03/01/2048	229	217
3.50%, 05/01/2048	3,027	2,846
3.50%, 06/01/2048	3	3
3.50%, 01/01/2049	31	29
3.50%, 02/01/2049	419	397
3.50%, 09/01/2049	1,758	1,652
3.50%, 10/01/2049	1,644	1,541
3.50%, 04/01/2050	2,339	2,196
3.50%, 09/01/2052	1,100	1,021
3.50%, 05/01/2053	4,916	4,565
4.00%, 05/01/2045	3,523	3,424
4.00%, 10/01/2048	2,186	2,115
4.00%, 04/01/2049	1,766	1,707
4.00%, 09/01/2049	1,120	1,085
4.00%, 05/01/2050	830	796
4.00%, 08/01/2050	867	833
4.00%, 09/01/2050	7,525	7,230
4.00%, 04/01/2052	52	49
4.00%, 06/01/2052	796	761
4.00%, 07/01/2052	755	721
4.00%, 08/01/2052	1,447	1,383
4.00%, 09/01/2052	486	465
4.00%, 10/01/2052	476	457
4.00%, 02/01/2053	382	369
4.50%, 12/01/2047	149	148
4.50%, 04/01/2048	190	191
4.50%, 08/01/2048	16	16
4.50%, 09/01/2048	550	547
4.50%, 08/01/2049	1,014	1,010
4.50%, 09/01/2050	708	703
4.50%, 10/01/2050	2,697	2,660
4.50%, 07/01/2052	169	167
4.50%, 08/01/2052	425	420
4.50%, 12/01/2052	1,439	1,424
4.50%, 08/01/2053	87	86
5.00%, 12/01/2049	306	313
5.00%, 08/01/2052	211	213
5.00%, 09/01/2052	497	502

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

UMBS Collateral — continued
5.00%, 10/01/2052	241	244
5.00%, 11/01/2052	204	205
5.00%, 01/01/2053	3,446	3,477
5.00%, 04/01/2053	1,126	1,130
5.00%, 06/01/2053	160	162
5.00%, 04/01/2054	1,162	1,168
5.00%, 05/01/2054	487	487
5.00%, 10/01/2054	4,483	4,510
5.00%, 12/01/2054	1,459	1,471
5.50%, 11/01/2052	1,453	1,491
5.50%, 12/01/2052	990	1,018
5.50%, 01/01/2053	686	704
5.50%, 02/01/2053	1,929	1,970
5.50%, 03/01/2053	408	417
5.50%, 04/01/2053	320	326
5.50%, 05/01/2053	1,605	1,637
5.50%, 06/01/2053	91	93
5.50%, 09/01/2053	3,697	3,761
5.50%, 01/01/2054	497	504
5.50%, 03/01/2054	2,253	2,291
5.50%, 04/01/2054	13,149	13,352
5.50%, 05/01/2054	3,857	3,946
5.50%, 07/01/2054	290	296
5.50%, 08/01/2054	3,439	3,498
5.50%, 09/01/2054	425	436
5.50%, 11/01/2054	3,037	3,109
5.50%, 12/01/2054	1,256	1,289
5.50%, 01/01/2055	855	877
5.50%, 02/01/2055	1,879	1,908
5.50%, 03/01/2055	7,639	7,777
5.50%, 09/01/2055	10,974	11,298
6.00%, 02/01/2053	759	783
6.00%, 06/01/2053	270	280
6.00%, 08/01/2053	2,306	2,403
6.00%, 09/01/2053	666	691
6.00%, 02/01/2054	386	402
6.00%, 04/01/2054	312	326
6.00%, 05/01/2054	8,718	9,090
6.00%, 07/01/2054	1,008	1,048
6.00%, 08/01/2054	846	874
6.00%, 09/01/2054	3,400	3,540
6.00%, 10/01/2054	978	1,021
6.00%, 11/01/2054	977	1,012
6.00%, 12/01/2054	748	778
6.00%, 01/01/2055	2,438	2,536
6.00%, 02/01/2055	5,326	5,497
6.00%, 03/01/2055	923	966
6.00%, 04/01/2055 (gg)	21,207	22,164
6.00%, 05/01/2055	1,142	1,179
6.00%, 06/01/2055	421	439
6.00%, 08/01/2055	7,468	7,707
6.00%, 09/01/2055	2,493	2,590
6.50%, 09/01/2053	522	542

SEE NOTES TO FINANCIAL STATEMENTS.

128	SIX CIRCLES TRUST	DECEMBER 31, 2025

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Long Positions — continued
Mortgage-Backed Securities — continued
UMBS Collateral — continued
6.50%, 10/01/2053	374	393
6.50%, 11/01/2053	157	163
6.50%, 12/01/2053	808	844
6.50%, 01/01/2054	1,165	1,227
6.50%, 02/01/2054	538	561
6.50%, 05/01/2054	585	617
6.50%, 07/01/2054	1,772	1,856
6.50%, 09/01/2054	1,019	1,075
6.50%, 02/01/2055	697	733
6.50%, 06/01/2055	252	268
6.50%, 07/01/2055	1,289	1,345
6.50%, 08/01/2055	253	268
6.50%, 09/01/2055	1,551	1,636
FNMA or FHLMC, Single Family, 15 years,
TBA, 1.50%, 01/01/2041 (w)	2,241	2,028
TBA, 2.00%, 01/01/2041 (w)	6,525	6,044
TBA, 3.00%, 01/01/2041 (w)	725	699
TBA, 3.50%, 01/01/2041 (w)	450	438
TBA, 4.00%, 01/01/2041 (w)	2,875	2,839
TBA, 4.50%, 01/01/2041 (w)	6,800	6,808
TBA, 5.50%, 01/01/2041 (w)	5,500	5,640
FNMA or FHLMC, Single Family, 30 years,
TBA, 1.50%, 01/01/2056 (w)	7,300	5,638
TBA, 2.00%, 01/01/2056 (w)	108,400	87,749
TBA, 2.00%, 02/01/2056 (w)	102,900	83,292
TBA, 2.50%, 01/01/2056 (w)	31,325	26,538
TBA, 3.00%, 01/01/2056 (w)	4,053	3,592
TBA, 3.50%, 01/01/2056 (w)	57,529	53,285
TBA, 3.50%, 02/01/2056 (w)	1,000	923
TBA, 4.00%, 01/01/2056 (w)	3,325	3,158
TBA, 4.50%, 01/01/2056 (w)	10,093	9,864
TBA, 4.50%, 02/01/2056 (w)	38,600	37,696
TBA, 5.00%, 01/01/2056 (w)	24,854	24,812
TBA, 5.00%, 02/01/2056 (w)	72,300	72,114
TBA, 5.50%, 01/01/2056 (w)	1,000	1,015
TBA, 5.50%, 02/01/2056 (w)	21,850	22,149
TBA, 6.00%, 01/01/2056 (w)	59,850	61,467
TBA, 6.00%, 03/01/2056 (w)	155,200	159,301
TBA, 6.50%, 01/01/2056 (w)	2,525	2,624
TBA, 6.50%, 02/01/2056 (w)	3,450	3,586
TBA, 7.00%, 02/01/2056 (w)	4,000	4,210
FNMA Pool,
2.00%, 11/01/2027	81	79
3.50%, 09/01/2027	27	27
3.50%, 12/01/2028	24	24
Reg. S, 4.51%, 01/01/2031	2,800	2,837
Reg. S, 4.60%, 03/01/2032	1,744	1,768
Reg. S, 4.64%, 01/01/2031	6,020	6,134
Reg. S, 5.22%, 02/01/2031	1,406	1,462
FNMA Pool, Single Family, 15 years,
1.50%, 10/01/2036	398	362
1.50%, 11/01/2036	355	322
1.50%, 03/01/2037	356	322

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

UMBS Collateral — continued
1.50%, 05/01/2037	141	128
1.50%, 08/01/2037	396	359
2.00%, 02/01/2028	5	5
2.00%, 09/01/2028	45	44
2.00%, 11/01/2028	47	46
2.00%, 07/01/2032	6	6
2.00%, 12/01/2035	577	536
2.00%, 02/01/2036	4,327	4,013
2.00%, 03/01/2036	319	296
2.00%, 08/01/2036	820	760
2.00%, 10/01/2036	263	244
2.00%, 11/01/2036	1,714	1,589
2.00%, 12/01/2036	894	829
2.00%, 01/01/2037	412	381
2.00%, 02/01/2037	727	673
2.00%, 04/01/2037	848	786
2.00%, 05/01/2037	526	487
2.50%, 06/01/2029	2,730	2,692
2.50%, 08/01/2035	168	160
2.50%, 03/01/2036	1,535	1,464
2.50%, 07/01/2036	624	594
2.50%, 08/01/2036	94	90
2.50%, 11/01/2036	1,954	1,852
2.50%, 03/01/2037	175	166
2.50%, 04/01/2037	371	351
2.50%, 05/01/2037	98	93
3.00%, 10/01/2026	11	11
3.00%, 11/01/2026	156	155
3.00%, 12/01/2026	20	20
3.00%, 01/01/2027	231	230
3.00%, 02/01/2027	53	52
3.00%, 04/01/2027	109	108
3.00%, 11/01/2027	8	8
3.00%, 02/01/2028	46	46
3.00%, 10/01/2029	24	24
3.00%, 03/01/2030	17	17
3.00%, 05/01/2030	5	5
3.00%, 07/01/2030	8	8
3.00%, 09/01/2030	283	279
3.00%, 12/01/2030	15	14
3.00%, 04/01/2031	54	53
3.00%, 12/01/2031	138	135
3.00%, 02/01/2032	213	208
3.00%, 03/01/2032	205	200
3.00%, 04/01/2032	1,014	991
3.00%, 05/01/2032	305	298
3.00%, 07/01/2032	670	655
3.00%, 08/01/2032	268	261
3.00%, 11/01/2032	537	525
3.00%, 01/01/2033	38	38
3.00%, 07/01/2033	70	68
3.00%, 02/01/2034	779	761
3.00%, 09/01/2034	315	306

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2025	SIX CIRCLES TRUST	129

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2025 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Long Positions — continued
Mortgage-Backed Securities — continued
UMBS Collateral — continued
3.00%, 12/01/2035	261	253
3.00%, 04/01/2037	1,593	1,535
3.00%, 05/01/2037	1,379	1,331
3.00%, 10/01/2037	688	663
3.50%, 01/01/2026	3	3
3.50%, 07/01/2031	29	29
3.50%, 07/01/2034	167	165
3.50%, 03/01/2035	836	825
3.50%, 05/01/2035	45	45
3.50%, 12/01/2039	3,373	3,282
4.00%, 06/01/2026	3	3
4.00%, 08/01/2026	2	2
4.00%, 08/01/2027	4	4
4.00%, 12/01/2028	9	9
4.00%, 04/01/2033	291	292
4.00%, 10/01/2033	48	48
4.00%, 11/01/2033	1	1
4.00%, 12/01/2033	11	11
4.00%, 03/01/2035	115	115
4.00%, 09/01/2037	134	132
4.00%, 11/01/2037	195	193
4.00%, 05/01/2038	88	87
4.00%, 11/01/2038	54	53
4.00%, 12/01/2039	1,734	1,713
FNMA Pool, Single Family, 20 years,
3.00%, 05/01/2042	595	554
3.00%, 06/01/2042	299	279
3.00%, 07/01/2042	1,137	1,063
3.50%, 03/01/2037	330	322
3.50%, 08/01/2038	82	79
3.50%, 04/01/2039	10	9
3.50%, 08/01/2039	124	120
4.50%, 06/01/2039	17	17
4.50%, 07/01/2043	796	799
6.00%, 04/01/2045	279	288
6.00%, 06/01/2045	238	245
6.50%, 05/01/2045	1,302	1,355
7.00%, 03/01/2045	272	286
FNMA Pool, Single Family, 30 years,
1.50%, 11/01/2050	1,162	898
1.50%, 06/01/2051	1,702	1,320
1.50%, 07/01/2051	1,084	840
1.50%, 04/01/2052	819	633
2.00%, 07/01/2050	1,225	1,000
2.00%, 09/01/2050	1,058	868
2.00%, 10/01/2050	815	666
2.00%, 12/01/2050	6,780	5,545
2.00%, 01/01/2051	3,343	2,750
2.00%, 02/01/2051	1,135	927
2.00%, 03/01/2051	1,683	1,384
2.00%, 04/01/2051	4,707	3,849
2.00%, 05/01/2051	1,564	1,280
2.00%, 06/01/2051	4,947	4,063

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

UMBS Collateral — continued
2.00%, 07/01/2051	2,674	2,181
2.00%, 10/01/2051	16,102	13,132
2.00%, 11/01/2051	6,528	5,323
2.00%, 12/01/2051	16,441	13,377
2.00%, 05/01/2052	3,144	2,554
2.00%, 10/01/2052	16,250	13,183
2.50%, 08/01/2046	4,174	3,641
2.50%, 08/01/2050	14	12
2.50%, 10/01/2050	9,811	8,355
2.50%, 12/01/2050	11,969	10,171
2.50%, 02/01/2051	1,689	1,445
2.50%, 03/01/2051	4,440	3,811
2.50%, 04/01/2051	5,699	4,845
2.50%, 07/01/2051	1,421	1,219
2.50%, 08/01/2051	3,162	2,728
2.50%, 09/01/2051	429	366
2.50%, 10/01/2051	2,776	2,363
2.50%, 11/01/2051	4,385	3,749
2.50%, 12/01/2051	13,601	11,632
2.50%, 01/01/2052	19,993	17,081
2.50%, 02/01/2052	896	768
2.50%, 03/01/2052	8,748	7,520
2.50%, 04/01/2052	3,978	3,419
2.50%, 05/01/2052	764	653
2.50%, 07/01/2052	10,924	9,292
3.00%, 08/01/2046	930	847
3.00%, 11/01/2046	2,478	2,294
3.00%, 02/01/2047	476	440
3.00%, 04/01/2048	4,870	4,510
3.00%, 01/01/2050	2,283	2,074
3.00%, 03/01/2050	1,218	1,103
3.00%, 06/01/2050	227	204
3.00%, 07/01/2050	10,439	9,320
3.00%, 08/01/2050	2,831	2,547
3.00%, 09/01/2050	257	230
3.00%, 11/01/2050	456	408
3.00%, 12/01/2050	3,230	2,929
3.00%, 01/01/2051	1,398	1,250
3.00%, 05/01/2051	9,081	8,083
3.00%, 06/01/2051	5,561	4,946
3.00%, 07/01/2051	1,522	1,361
3.00%, 08/01/2051	1,012	914
3.00%, 10/01/2051	2,570	2,284
3.00%, 11/01/2051	2,214	1,973
3.00%, 12/01/2051	2,171	1,927
3.00%, 02/01/2052	827	740
3.00%, 03/01/2052	424	379
3.00%, 04/01/2052	4,484	3,983
3.00%, 05/01/2052	3,744	3,326
3.50%, 07/01/2042	1	1
3.50%, 09/01/2042	125	120
3.50%, 05/01/2043	4	4
3.50%, 07/01/2043	5,468	5,257

SEE NOTES TO FINANCIAL STATEMENTS.

130	SIX CIRCLES TRUST	DECEMBER 31, 2025

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Long Positions — continued
Mortgage-Backed Securities — continued
UMBS Collateral — continued
3.50%, 08/01/2043 (gg)	13,921	13,333
3.50%, 01/01/2044	164	158
3.50%, 10/01/2045	16	15
3.50%, 12/01/2045	1,580	1,501
3.50%, 07/01/2046	2,907	2,756
3.50%, 02/01/2047	3,102	2,963
3.50%, 07/01/2047	699	665
3.50%, 10/01/2047	1,040	981
3.50%, 02/01/2048	1,692	1,592
3.50%, 03/01/2048	142	135
3.50%, 03/01/2049	273	258
3.50%, 06/01/2049	2,961	2,788
3.50%, 08/01/2049	1,478	1,392
3.50%, 04/01/2050	139	130
3.50%, 05/01/2050	3,633	3,398
3.50%, 07/01/2050	8,115	7,538
3.50%, 01/01/2051	600	561
3.50%, 03/01/2052 (gg)	10,204	9,602
3.50%, 05/01/2052 (gg)	15,810	14,724
3.50%, 06/01/2052	3,751	3,501
3.50%, 07/01/2052	851	790
3.50%, 05/01/2053	878	815
3.50%, 12/01/2053	1,224	1,137
4.00%, 04/01/2039	885	877
4.00%, 03/01/2042	427	420
4.00%, 04/01/2043	2,775	2,718
4.00%, 04/01/2044	1,302	1,264
4.00%, 02/01/2045	187	183
4.00%, 08/01/2045	2,155	2,097
4.00%, 09/01/2046	101	99
4.00%, 09/01/2047	32	31
4.00%, 10/01/2047	390	378
4.00%, 03/01/2048	60	58
4.00%, 04/01/2048	334	323
4.00%, 06/01/2048	23	22
4.00%, 07/01/2048	3,643	3,546
4.00%, 08/01/2048	97	94
4.00%, 09/01/2048	230	222
4.00%, 01/01/2049	8,864	8,576
4.00%, 03/01/2049	925	892
4.00%, 05/01/2049	4,450	4,333
4.00%, 06/01/2049	913	885
4.00%, 11/01/2049	384	372
4.00%, 05/01/2050	744	715
4.00%, 03/01/2051	1,963	1,892
4.00%, 05/01/2051	193	185
4.00%, 08/01/2051	3,133	3,068
4.00%, 04/01/2052	53	51
4.00%, 05/01/2052	1,597	1,523
4.00%, 06/01/2052	575	549
4.00%, 07/01/2052	424	405
4.00%, 08/01/2052	1,747	1,668
4.00%, 09/01/2052	278	265

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

UMBS Collateral — continued
4.00%, 12/01/2052	1,006	961
4.00%, 07/01/2053	374	360
4.00%, 11/01/2053	6,296	6,004
4.00%, 06/01/2054	1,622	1,541
4.50%, 05/01/2047	2	2
4.50%, 11/01/2047	486	482
4.50%, 01/01/2048	447	445
4.50%, 04/01/2048	23	22
4.50%, 08/01/2048	12	12
4.50%, 09/01/2048	384	382
4.50%, 02/01/2049	3,907	3,856
4.50%, 05/01/2049	335	332
4.50%, 08/01/2049	7	7
4.50%, 01/01/2050	146	145
4.50%, 04/01/2050 (gg)	5,545	5,493
4.50%, 05/01/2052	18	17
4.50%, 06/01/2052	1,162	1,142
4.50%, 08/01/2052	312	309
4.50%, 09/01/2052	1,877	1,842
4.50%, 10/01/2052	810	799
4.50%, 11/01/2052	2,741	2,707
4.50%, 12/01/2052	423	416
4.50%, 08/01/2053	244	240
5.00%, 09/01/2049	764	776
5.00%, 10/01/2052	1,436	1,445
5.00%, 11/01/2052	909	914
5.00%, 12/01/2052	458	462
5.00%, 01/01/2053	1,907	1,916
5.00%, 02/01/2053	1,176	1,179
5.00%, 03/01/2053	280	284
5.00%, 04/01/2053	791	793
5.00%, 05/01/2053	195	195
5.00%, 06/01/2053	236	239
5.00%, 07/01/2053	1,764	1,766
5.00%, 08/01/2053	977	978
5.00%, 06/01/2054	915	915
5.00%, 10/01/2054	2,742	2,739
5.00%, 11/01/2054	1,521	1,520
5.00%, 01/01/2055	3,549	3,570
5.50%, 09/01/2052	258	268
5.50%, 01/01/2053	354	367
5.50%, 02/01/2053	1,551	1,582
5.50%, 03/01/2053	7,922	8,105
5.50%, 04/01/2053	1,608	1,657
5.50%, 05/01/2053	1,397	1,427
5.50%, 06/01/2053	3,549	3,649
5.50%, 09/01/2053	291	303
5.50%, 03/01/2054	6,755	6,859
5.50%, 04/01/2054	624	639
5.50%, 05/01/2054	4,210	4,278
5.50%, 07/01/2054	344	354
5.50%, 08/01/2054	574	591
5.50%, 10/01/2054	2,644	2,694

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2025	SIX CIRCLES TRUST	131

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2025 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Long Positions — continued
Mortgage-Backed Securities — continued
UMBS Collateral — continued
5.50%, 12/01/2054	517	532
5.50%, 01/01/2055	1,985	2,034
5.50%, 05/01/2055	1,513	1,546
5.50%, 07/01/2055	38	39
5.50%, 08/01/2055	1,171	1,203
5.50%, 09/01/2055	3,988	4,073
6.00%, 12/01/2052	236	244
6.00%, 01/01/2053	725	745
6.00%, 07/01/2053	972	1,000
6.00%, 08/01/2053	396	415
6.00%, 09/01/2053	1,599	1,663
6.00%, 11/01/2053	1,844	1,919
6.00%, 12/01/2053	637	662
6.00%, 01/01/2054	2,365	2,469
6.00%, 03/01/2054	1,964	2,050
6.00%, 04/01/2054	3,763	3,915
6.00%, 06/01/2054	3,319	3,421
6.00%, 08/01/2054	2,756	2,856
6.00%, 09/01/2054	3,056	3,175
6.00%, 10/01/2054	205	210
6.00%, 11/01/2054	2,867	2,969
6.00%, 01/01/2055	3,672	3,809
6.00%, 02/01/2055	963	995
6.00%, 03/01/2055	4,142	4,328
6.00%, 04/01/2055	1,763	1,842
6.50%, 10/01/2053	590	622
6.50%, 11/01/2053	2,783	2,899
6.50%, 12/01/2053	1,038	1,097
6.50%, 01/01/2054	1,128	1,184
6.50%, 02/01/2054	657	701
6.50%, 04/01/2054	700	737
6.50%, 07/01/2054	2,023	2,120
6.50%, 08/01/2054	3,676	3,844
6.50%, 11/01/2054	2,268	2,374
6.50%, 07/01/2055	1,447	1,516
6.50%, 08/01/2055	3,874	4,035
6.50%, 09/01/2055	430	454

Total UMBS Collateral		1,604,714

Total Mortgage-Backed Securities (Cost $2,358,271)		2,295,429

Municipal Bonds — 0.1% (t)
Arizona — 0.0% (g)
Salt River Project Agricultural Improvement & Power District, Series A, Rev., 4.84%, 01/01/2041	100	98

California — 0.0% (g)
California State University, Taxable Systemwide, Series E, Rev., 2.90%, 11/01/2051	15	10
Regents of the University of California Medical Center Pooled Revenue, Build America Bonds, Series F, Rev., 6.58%, 05/15/2049	100	107

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

California — continued
State of California, Taxable Construction Bond Bidding Group, GO, 1.75%, 11/01/2030	100	91

		208

District of Columbia — 0.0% (g)
District of Columbia, Water & Sewer Authority, Senior Lien, Green Bonds, Series A, Rev., 4.81%, 10/01/2114	890	765

Illinois — 0.0% (g)
State of Illinois, Taxable Pension, GO, 5.10%, 06/01/2033	87	89

Maryland — 0.0% (g)
Maryland Economic Development Corp., Rev., 5.43%, 05/31/2056	1,245	1,196

Michigan — 0.0% (g)
University of Michigan, Series A, Rev., 4.45%, 04/01/2122	1,000	778

New York — 0.1%
Port Authority of New York & New Jersey
Series 21, Rev., 3.29%, 08/01/2069	40	26
Series 239, Rev., 5.07%, 07/15/2053	2,205	2,092
Port Authority of New York & New Jersey, Taxable Consolidated 160, Rev., 5.65%, 11/01/2040	100	106

		2,224

Oklahoma — 0.0% (g)
Oklahoma Development Finance Authority, Rev., 4.62%, 06/01/2044	10	10

Oregon — 0.0% (g)
Oregon State University, Rev., BAM, 3.42%, 03/01/2060	10	7

Texas — 0.0% (g)
Dallas Fort Worth International Airport, Taxable
Series A, Rev., 4.09%, 11/01/2051	425	348
Series C, Rev., 3.09%, 11/01/2040	100	82

		430

Virginia — 0.0% (g)
University of Virginia, Rev., 2.26%, 09/01/2050	1,480	865
University of Virginia, Taxable, Series C, Rev., 4.18%, 09/01/2117	40	30

		895

Total Municipal Bonds (Cost $7,721)		6,700

SEE NOTES TO FINANCIAL STATEMENTS.

132	SIX CIRCLES TRUST	DECEMBER 31, 2025

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Long Positions — continued
U.S. Government Agency Securities — 0.1%
Sovereign — 0.1%
Federal Agricultural Mortgage Corp.,
2.00%, 10/27/2031		1,000	895
2.15%, 07/23/2040		223	157
Federal Farm Credit Banks Funding Corp.,
1.28%, 06/03/2030		540	486
1.30%, 11/04/2030		5	4
1.30%, 02/03/2031		1,235	1,081
1.43%, 12/11/2030		44	39
1.74%, 06/03/2030		30	28
2.20%, 12/09/2031		1,030	929
2.20%, 01/12/2032		60	54
FHLBs,
1.00%, 03/23/2026		609	606
1.05%, 06/24/2027		16	16
1.11%, 07/27/2026		833	821
1.25%, 06/15/2027		343	331
1.28%, 12/02/2030		15	13
1.30%, 02/11/2030		10	9
1.50%, 09/11/2029		110	102
1.80%, 01/25/2036		500	393
1.85%, 06/11/2035		35	28
2.00%, 03/25/2030		38	35
2.04%, 05/04/2035		758	613
2.05%, 03/19/2035		1,352	1,110
3.25%, 11/16/2028		25	25
3.50%, 09/09/2027		1,425	1,428
4.00%, 06/09/2028		50	51
FHLMC,
1.22%, 08/19/2030		215	192
1.25%, 11/19/2030		10	9
1.38%, 07/15/2030		17	15
1.40%, 06/28/2030		75	68
6.25%, 07/15/2032		7	8
6.75%, 03/15/2031		50	57
FHLMC STRIPs, Zero Coupon, 03/15/2031		542	444
FNMA,
Zero Coupon, 11/15/2030		225	186
0.88%, 08/05/2030		50	44
5.38%, 12/07/2028	GBP	460	639
Resolution Funding Corp. Interest STRIP,
Zero Coupon, 07/15/2028		57	52
Zero Coupon, 10/15/2028		485	439
Zero Coupon, 01/15/2030		1,750	1,500
Zero Coupon, 04/15/2030		2,965	2,512
Resolution Funding Corp. Principal STRIP,
Zero Coupon, 01/15/2030		835	715
Zero Coupon, 04/15/2030		395	335
Tennessee Valley Authority, 4.63%, 06/07/2043	GBP	200	238
Tennessee Valley Authority Generic Strip, Zero Coupon, 01/15/2034		1,100	782

Total Sovereign			17,489

Total U.S. Government Agency Securities (Cost $17,563)			17,489

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

U.S. Treasury Obligations — 13.5%
Sovereign — 13.5%
U.S. Treasury Bonds,
1.13%, 05/15/2040	3,313	2,110
1.13%, 08/15/2040	2,792	1,760
1.25%, 05/15/2050 (ee)	9,284	4,468
1.38%, 11/15/2040	3,283	2,139
1.38%, 08/15/2050	3,587	1,773
1.63%, 11/15/2050	4,026	2,124
1.75%, 08/15/2041	3,588	2,430
1.88%, 02/15/2041	3,076	2,157
1.88%, 02/15/2051	3,440	1,932
1.88%, 11/15/2051	4,073	2,262
2.00%, 11/15/2041	2,819	1,975
2.00%, 02/15/2050	4,318	2,543
2.00%, 08/15/2051	3,446	1,984
2.25%, 05/15/2041	2,215	1,636
2.25%, 08/15/2046	2,972	1,964
2.25%, 08/15/2049	1,860	1,172
2.25%, 02/15/2052	2,836	1,729
2.38%, 02/15/2042	2,255	1,666
2.38%, 11/15/2049	2,039	1,316
2.38%, 05/15/2051	3,386	2,144
2.50%, 02/15/2045	2,734	1,944
2.50%, 02/15/2046	1,068	747
2.50%, 05/15/2046	1,427	994
2.75%, 08/15/2042	652	505
2.75%, 11/15/2042	952	734
2.75%, 08/15/2047	1,384	993
2.75%, 11/15/2047	2,070	1,481
2.88%, 05/15/2043 (jj)	5,626	4,385
2.88%, 08/15/2045	2,029	1,528
2.88%, 11/15/2046	594	440
2.88%, 05/15/2049	1,961	1,413
2.88%, 05/15/2052	4,271	2,998
3.00%, 05/15/2042	563	455
3.00%, 11/15/2044	1,029	799
3.00%, 05/15/2045	1,468	1,134
3.00%, 11/15/2045	717	550
3.00%, 02/15/2047	1,250	945
3.00%, 05/15/2047	955	720
3.00%, 02/15/2048	1,591	1,189
3.00%, 08/15/2048	1,881	1,399
3.00%, 02/15/2049	4,317	3,194
3.00%, 08/15/2052	2,422	1,743
3.13%, 11/15/2041	572	475
3.13%, 02/15/2042	606	500
3.13%, 02/15/2043	878	713
3.13%, 08/15/2044	1,852	1,472
3.13%, 05/15/2048	1,691	1,290
3.25%, 05/15/2042	1,898	1,589
3.38%, 08/15/2042	1,656	1,404
3.38%, 05/15/2044	934	773
3.38%, 11/15/2048	1,974	1,569
3.50%, 02/15/2039	424	388

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2025	SIX CIRCLES TRUST	133

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2025 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Long Positions — continued
U.S. Treasury Obligations — continued
Sovereign — continued
3.63%, 08/15/2043	2,016	1,746
3.63%, 02/15/2044	2,000	1,724
3.63%, 02/15/2053	2,420	1,968
3.63%, 05/15/2053 (jj)	6,431	5,226
3.75%, 08/15/2041	545	493
3.75%, 11/15/2043	2,461	2,165
3.88%, 08/15/2040	554	515
3.88%, 02/15/2043	1,666	1,504
3.88%, 05/15/2043	1,895	1,706
4.00%, 11/15/2042	1,666	1,532
4.00%, 11/15/2052	2,435	2,121
4.13%, 08/15/2044	1,795	1,654
4.13%, 08/15/2053	2,691	2,393
4.25%, 05/15/2039	610	600
4.25%, 11/15/2040	550	533
4.25%, 02/15/2054	3,149	2,859
4.25%, 08/15/2054	3,049	2,769
4.38%, 02/15/2038	289	292
4.38%, 11/15/2039	572	566
4.38%, 05/15/2040	558	550
4.38%, 05/15/2041	539	527
4.38%, 08/15/2043 (ff)	1,900	1,821
4.50%, 02/15/2036	358	370
4.50%, 05/15/2038	914	934
4.50%, 08/15/2039	531	534
4.50%, 02/15/2044	2,044	1,984
4.50%, 11/15/2054	3,346	3,170
4.63%, 02/15/2040	576	584
4.63%, 05/15/2044	3,995	3,936
4.63%, 11/15/2044	3,264	3,211
4.63%, 11/15/2045	1,442	1,414
4.63%, 05/15/2054	2,949	2,852
4.63%, 02/15/2055	3,560	3,444
4.63%, 11/15/2055	2,800	2,709
4.75%, 02/15/2037	213	223
4.75%, 02/15/2041	583	596
4.75%, 11/15/2043	1,858	1,865
4.75%, 02/15/2045	2,445	2,441
4.75%, 11/15/2053	2,821	2,781
4.75%, 05/15/2055	3,680	3,633
4.75%, 08/15/2055	5,154	5,090
4.88%, 08/15/2045	3,371	3,416
5.00%, 05/15/2037	352	378
5.00%, 05/15/2045	2,632	2,711
5.25%, 11/15/2028	331	346
5.25%, 02/15/2029	548	576
5.38%, 02/15/2031	347	373
5.50%, 08/15/2028	198	208
6.13%, 11/15/2027	332	348
6.13%, 08/15/2029	172	186
6.25%, 05/15/2030	276	304
6.38%, 08/15/2027	155	162

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Sovereign — continued
U.S. Treasury Notes,
0.38%, 07/31/2027	1,911	1,820
0.38%, 09/30/2027	2,588	2,453
0.50%, 04/30/2027	7,628	7,334
0.50%, 05/31/2027	4,336	4,159
0.50%, 06/30/2027	1,558	1,491
0.50%, 08/31/2027	2,010	1,914
0.50%, 10/31/2027	2,349	2,226
0.63%, 07/31/2026	3,155	3,102
0.63%, 03/31/2027	1,532	1,479
0.63%, 11/30/2027	2,546	2,413
0.63%, 12/31/2027	2,956	2,795
0.63%, 05/15/2030	5,031	4,419
0.63%, 08/15/2030	4,715	4,106
0.75%, 01/31/2028	3,565	3,372
0.88%, 11/15/2030	4,648	4,067
1.00%, 07/31/2028	3,217	3,019
1.13%, 02/28/2027	585	569
1.13%, 02/29/2028	3,612	3,436
1.13%, 08/31/2028	2,568	2,413
1.13%, 02/15/2031	5,097	4,492
1.25%, 03/31/2028	4,298	4,091
1.25%, 04/30/2028	3,972	3,774
1.25%, 05/31/2028	4,202	3,985
1.25%, 06/30/2028	3,079	2,915
1.25%, 09/30/2028	2,601	2,448
1.25%, 08/15/2031	5,703	4,974
1.38%, 10/31/2028	4,448	4,192
1.38%, 12/31/2028	3,119	2,930
1.38%, 11/15/2031	5,942	5,183
1.50%, 01/31/2027	3,259	3,189
1.50%, 11/30/2028	2,459	2,322
1.50%, 02/15/2030	11,304	10,391
1.63%, 08/15/2029	2,961	2,765
1.63%, 05/15/2031	4,430	3,973
1.75%, 12/31/2026	985	968
1.75%, 01/31/2029	2,265	2,147
1.75%, 11/15/2029	2,656	2,482
1.88%, 02/28/2027	2,212	2,171
1.88%, 02/28/2029	2,429	2,308
1.88%, 02/15/2032	5,343	4,771
2.25%, 02/15/2027	1,906	1,880
2.25%, 08/15/2027	1,863	1,827
2.25%, 11/15/2027	1,891	1,850
2.38%, 05/15/2027	2,303	2,269
2.38%, 03/31/2029	3,067	2,956
2.38%, 05/15/2029	2,651	2,550
2.50%, 03/31/2027	2,180	2,153
2.63%, 05/31/2027	2,052	2,027
2.63%, 02/15/2029	5,597	5,444
2.63%, 07/31/2029	2,121	2,052
2.75%, 04/30/2027	2,062	2,042
2.75%, 07/31/2027	1,957	1,935

SEE NOTES TO FINANCIAL STATEMENTS.

134	SIX CIRCLES TRUST	DECEMBER 31, 2025

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Long Positions — continued
U.S. Treasury Obligations — continued
Sovereign — continued
2.75%, 02/15/2028	4,168	4,106
2.75%, 05/31/2029	2,174	2,117
2.75%, 08/15/2032	4,226	3,945
2.88%, 05/15/2028	2,667	2,630
2.88%, 08/15/2028	2,707	2,664
2.88%, 04/30/2029	2,207	2,159
2.88%, 05/15/2032	7,133	6,735
3.13%, 08/31/2027	1,916	1,905
3.13%, 11/15/2028	5,144	5,088
3.13%, 08/31/2029	2,042	2,009
3.25%, 06/30/2027	2,009	2,002
3.25%, 06/30/2029	2,521	2,493
3.38%, 09/15/2027	2,479	2,475
3.38%, 11/30/2027	3,193	3,188
3.38%, 12/31/2027	3,211	3,206
3.38%, 09/15/2028	2,567	2,557
3.38%, 05/15/2033	106,933	102,973
3.50%, 09/30/2026 (ff)	180	180
3.50%, 09/30/2027	7,711	7,714
3.50%, 10/31/2027	5,440	5,442
3.50%, 01/31/2028	1,838	1,838
3.50%, 04/30/2028	1,973	1,973
3.50%, 10/15/2028	1,000	999
3.50%, 11/15/2028	2,200	2,198
3.50%, 12/15/2028	2,600	2,598
3.50%, 09/30/2029	3,475	3,460
3.50%, 01/31/2030	1,940	1,930
3.50%, 04/30/2030	1,581	1,570
3.50%, 11/30/2030	3,900	3,864
3.50%, 02/15/2033	106,702	103,864
3.63%, 08/31/2027	5,914	5,928
3.63%, 03/31/2028	1,838	1,843
3.63%, 05/31/2028	1,769	1,774
3.63%, 08/15/2028	2,652	2,659
3.63%, 08/31/2029	3,297	3,298
3.63%, 03/31/2030	1,814	1,812
3.63%, 08/31/2030	3,092	3,083
3.63%, 09/30/2030	3,630	3,619
3.63%, 10/31/2030	5,925	5,906
3.63%, 12/31/2030	3,258	3,246
3.63%, 09/30/2031	1,880	1,864
3.75%, 04/30/2027	4,249	4,263
3.75%, 06/30/2027	2,055	2,063
3.75%, 08/15/2027	2,479	2,489
3.75%, 04/15/2028	3,679	3,699
3.75%, 05/15/2028	2,713	2,728
3.75%, 12/31/2028	2,479	2,494
3.75%, 05/31/2030	1,487	1,492
3.75%, 06/30/2030	1,475	1,480
3.75%, 12/31/2030	1,705	1,708
3.75%, 08/31/2031	1,881	1,877
3.75%, 10/31/2032	2,400	2,377
3.75%, 11/30/2032	1,748	1,730

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Sovereign — continued
3.88%, 03/31/2027	3,100	3,114
3.88%, 05/31/2027	7,530	7,569
3.88%, 07/31/2027 (ff)	3,288	3,308
3.88%, 10/15/2027	2,479	2,496
3.88%, 11/30/2027	1,840	1,853
3.88%, 12/31/2027	1,838	1,852
3.88%, 03/15/2028	2,979	3,004
3.88%, 06/15/2028	1,308	1,320
3.88%, 07/15/2028	1,600	1,614
3.88%, 09/30/2029	1,842	1,859
3.88%, 11/30/2029	1,701	1,716
3.88%, 12/31/2029	2,713	2,738
3.88%, 04/30/2030	4,092	4,127
3.88%, 06/30/2030	2,414	2,434
3.88%, 07/31/2030	4,075	4,109
3.88%, 08/31/2032 (ee) (ff) (jj)	8,213	8,204
3.88%, 09/30/2032	2,281	2,277
3.88%, 12/31/2032	1,300	1,296
3.88%, 08/15/2033 (jj)	125,763	124,933
3.88%, 08/15/2034	129,895	128,145
4.00%, 01/15/2027	5,462	5,489
4.00%, 12/15/2027	2,479	2,503
4.00%, 02/29/2028	1,838	1,857
4.00%, 06/30/2028	1,838	1,860
4.00%, 01/31/2029	2,607	2,641
4.00%, 07/31/2029	3,182	3,225
4.00%, 10/31/2029	1,892	1,918
4.00%, 02/28/2030	4,925	4,991
4.00%, 03/31/2030	3,442	3,488
4.00%, 05/31/2030	3,538	3,586
4.00%, 07/31/2030	1,482	1,502
4.00%, 01/31/2031	1,820	1,843
4.00%, 04/30/2032	2,431	2,450
4.00%, 06/30/2032	2,396	2,413
4.00%, 07/31/2032	1,500	1,510
4.00%, 02/15/2034	129,309	129,142
4.00%, 11/15/2035	87,342	86,278
4.13%, 01/31/2027	2,949	2,967
4.13%, 02/15/2027	2,282	2,297
4.13%, 02/28/2027	2,949	2,969
4.13%, 09/30/2027	1,888	1,908
4.13%, 10/31/2027	1,838	1,858
4.13%, 11/15/2027	2,479	2,508
4.13%, 07/31/2028	1,913	1,942
4.13%, 03/31/2029	2,864	2,912
4.13%, 10/31/2029	4,412	4,491
4.13%, 11/30/2029	3,251	3,309
4.13%, 08/31/2030	1,539	1,567
4.13%, 03/31/2031	1,832	1,865
4.13%, 07/31/2031	1,879	1,911
4.13%, 10/31/2031	1,881	1,912
4.13%, 11/30/2031 (ff)	3,391	3,446
4.13%, 02/29/2032	1,994	2,025

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2025	SIX CIRCLES TRUST	135

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2025 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Long Positions — continued
U.S. Treasury Obligations — continued
Sovereign — continued
4.13%, 03/31/2032	2,081	2,112
4.13%, 05/31/2032	1,907	1,934
4.13%, 11/15/2032	10,371	10,505
4.25%, 12/31/2026	2,949	2,969
4.25%, 03/15/2027	2,372	2,392
4.25%, 01/15/2028	2,479	2,516
4.25%, 02/15/2028	3,964	4,025
4.25%, 02/28/2029	2,725	2,781
4.25%, 06/30/2029	3,280	3,351
4.25%, 01/31/2030	3,392	3,470
4.25%, 02/28/2031	1,770	1,812
4.25%, 06/30/2031	1,880	1,924
4.25%, 11/15/2034	130,535	132,172
4.25%, 05/15/2035	132,110	133,493
4.25%, 08/15/2035	130,338	131,560
4.38%, 07/15/2027	2,462	2,495
4.38%, 08/31/2028	1,974	2,016
4.38%, 11/30/2028	2,348	2,403
4.38%, 12/31/2029	3,142	3,228
4.38%, 11/30/2030	5,090	5,242
4.38%, 01/31/2032	1,881	1,935
4.38%, 05/15/2034	130,170	133,272
4.50%, 04/15/2027	2,918	2,954
4.50%, 05/15/2027	8,269	8,379
4.50%, 05/31/2029	2,992	3,080
4.50%, 12/31/2031	1,881	1,949
4.50%, 11/15/2033	123,835	128,086
4.63%, 06/30/2026	4,000	4,021
4.63%, 06/15/2027	2,479	2,519
4.63%, 09/30/2028	2,094	2,154
4.63%, 04/30/2029	2,992	3,090
4.63%, 09/30/2030	1,575	1,638
4.63%, 04/30/2031	1,881	1,960
4.63%, 05/31/2031	2,421	2,522
4.63%, 02/15/2035	130,303	135,530
4.88%, 10/31/2028	2,223	2,302
4.88%, 10/31/2030	1,603	1,685
U.S. Treasury STRIP Coupon Bonds,
Zero Coupon, 05/15/2026	5,000	4,934
Zero Coupon, 11/15/2026	5,000	4,845
Zero Coupon, 11/15/2028 (ff)	12,000	10,831
Zero Coupon, 02/15/2029	1,000	893
Zero Coupon, 11/15/2038 (jj)	6,250	3,459
Zero Coupon, 11/15/2041	200	92
Zero Coupon, 05/15/2042	1,055	472
Zero Coupon, 08/15/2045	600	223
Zero Coupon, 11/15/2049	2,555	764
Zero Coupon, 02/15/2052	2,355	630
Zero Coupon, 08/15/2054	2,255	547

Total Sovereign		2,204,864

Total U.S. Treasury Obligations (Cost $2,203,585)		2,204,864

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)			VALUE($)

Short-Term Investments — 1.8%
Repurchase Agreement — 0.1%
BNP Paribas SA, 3.93%, dated 12/31/2025 due 01/02/2026, repurchase price $8,400 collateralized by US Treasury Bonds, 4.00%, due 11/15/2042, with a value of $9,303 (n)		8,400		8,400

Time Deposits — 1.3%
Australia & New Zealand Banking Group Ltd.,
0.72%, 01/05/2026	NZD	1,109		639
1.59%, 01/02/2026	AUD	417		277
2.98%, 01/02/2026		42,965		42,965
BNP Paribas SA, 0.90%, 01/05/2026	CHF	573		723
Brown Brothers Harriman & Co.,
0.27%, 01/02/2026	DKK	6,396		1,006
0.40%, 01/02/2026	SGD	1,375		1,070
0.81%, 01/02/2026	EUR	—	(h)	—	(h)
2.00%, 01/02/2026	NOK	2,907		288
2.38%, 01/02/2026	HKD	2,160		278
2.66%, 01/02/2026	GBP	—	(h)	—	(h)
2.98%, 01/02/2026		—	(h)	—	(h)
Citibank NA,
0.81%, 01/02/2026	EUR	9,186		10,796
2.66%, 01/02/2026	GBP	2,829		3,812
2.98%, 01/02/2026		35,856		35,856
Royal Bank of Canada,
1.08%, 01/02/2026	CAD	13		10
2.98%, 01/02/2026		3,649		3,649
Skandinaviska Enskilda Banken AB, 3.79%, 01/02/2026	SEK	14,220		1,545
Sumitomo Mitsui Banking Corp.,
0.15%, 01/05/2026	JPY	76,037		485
2.98%, 01/02/2026		49,593		49,593
Sumitomo Mitsui Trust Bank Ltd., 2.98%, 01/02/2026		63,858		63,858

Total Time Deposits				216,850

U.S. Government Agency Securities — 0.1%
Federal Agricultural Mortgage Corp. DNs, 3.50%, 01/02/2026 (n)		16,275		16,273
FHLB DNs, Zero Coupon, 01/02/2026 (n)		7,670		7,668

Total U.S. Government Agency Securities				23,941

U.S. Treasury Obligations — 0.3%
U.S. Treasury Bills,
3.57%, 04/14/2026 (n) (hh) (ii)		376		372
3.59%, 01/06/2026 (n)		15,000		14,994
3.71%, 01/13/2026 (n) (ii)		26,050		26,022
3.79%, 03/03/2026 (n) (ii)		208		207
3.82%, 03/10/2026 (n) (ii)		741		736

SEE NOTES TO FINANCIAL STATEMENTS.

136	SIX CIRCLES TRUST	DECEMBER 31, 2025

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Long Positions — continued
Short-Term Investments — continued
U.S. Treasury Obligations — continued
3.85%, 02/03/2026 (n) (ii)	62	62
3.85%, 02/10/2026 (n) (ii)	3	3

Total U.S. Treasury Obligations		42,396

Total Short-Term Investments (Cost $291,582)		291,587

Total Investments, Before Short Positions — 105.7% (Cost — $17,259,261)		17,270,558

Liabilities in Excess of Other Assets — (5.7)%		(926,423)

NET ASSETS — 100.0%		$16,344,135

Short Positions — 2.0%
Mortgage-Backed Securities — 2.0%
FNMA or FHLMC, Single Family, 15 years,
TBA, 2.00%, 01/01/2041 (w)	200	185
TBA, 3.00%, 01/01/2041 (w)	4,500	4,337
TBA, 3.50%, 01/01/2041 (w)	100	97

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Short Positions — continued
Mortgage-Backed Securities — continued
FNMA or FHLMC, Single Family, 30 years,
TBA, 2.00%, 01/01/2056 (w)	102,900	83,297
TBA, 2.50%, 02/01/2055 (w)	28,800	24,397
TBA, 2.50%, 01/01/2056 (w)	28,800	24,399
TBA, 3.00%, 02/01/2055 (w)	53,200	47,115
TBA, 3.50%, 01/01/2056 (w)	56,665	52,485
TBA, 3.50%, 02/01/2056 (w)	56,665	52,308
TBA, 4.00%, 02/01/2055 (w)	700	664
TBA, 4.00%, 01/01/2056 (w)	700	665
TBA, 5.00%, 01/01/2056 (w)	6,900	6,889
TBA, 6.00%, 01/01/2056 (w)	27,400	28,140

Total Mortgage-Backed Securities (Cost $324,335)		324,978

Total Securities Sold Short — 2.0% (Proceeds $324,335)		324,978

Percentages indicated are based on net assets.

Futures contracts outstanding as of December 31, 2025:
Exchange Traded
DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)($)
Long Contracts
Euro BOBL	35	03/2026	EUR	4,801	(23)
Euro Bund	130	03/2026	EUR	19,679	(189)
Euro Buxl	75	03/2026	EUR	9,764	(58)
Euro Schatz	439	03/2026	EUR	55,146	(52)
U.S. Treasury 2 Year Note	157	03/2026	USD	32,777	3
U.S. Treasury 10 Year Note	171	03/2026	USD	19,296	(69)
U.S. Treasury Long Bond	227	03/2026	USD	26,455	(215)
U.S. Treasury Ultra Bond	87	03/2026	USD	10,380	(114)
U.S. Ultra Treasury 10 Year Note	24	03/2026	USD	2,766	(5)

					(722)

Short Contracts
Euro BOBL	(403)	03/2026	EUR	(55,202)	188
Euro Schatz	(162)	03/2026	EUR	(20,364)	33
Long Gilt	(60)	03/2026	GBP	(7,329)	(61)
U.S. Treasury 2 Year Note	(90)	03/2026	USD	(18,773)	(18)
U.S. Treasury 5 Year Note	(253)	03/2026	USD	(27,755)	101
U.S. Treasury 10 Year Note	(72)	03/2026	USD	(8,146)	51
U.S. Treasury Long Bond	(23)	03/2026	USD	(2,673)	15
U.S. Ultra Treasury 10 Year Note	(132)	03/2026	USD	(15,254)	72

					381

Total unrealized appreciation (depreciation)					(341)

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2025	SIX CIRCLES TRUST	137

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2025 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Forward foreign currency exchange contracts outstanding as of December 31, 2025:
CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)($)
USD	114	CHF	90	Bank of America, NA	01/05/2026	1
CHF	37,390	USD	47,117	Bank of America, NA	01/05/2026	87
CHF	4,738	USD	5,976	Bank of America, NA	01/05/2026	6
USD	152	CHF	120	Goldman Sachs International	01/05/2026	—	(h)
CHF	760	USD	950	Morgan Stanley & Co.	01/05/2026	9
CZK	807,483	USD	39,185	Goldman Sachs International	01/05/2026	94
DKK	159,505	USD	25,074	Bank of America, NA	01/05/2026	23
DKK	13,745	USD	2,161	Bank of America, NA	01/05/2026	2
USD	8,528	EUR	7,250	Bank of America, NA	01/05/2026	8
USD	10,939	EUR	9,280	Bank of America, NA	01/05/2026	33
USD	353	EUR	300	Bank of America, NA	01/05/2026	—	(h)
USD	941	EUR	800	Bank of America, NA	01/05/2026	1
EUR	20	USD	23	Bank of New York Mellon	01/05/2026	—	(h)
USD	942	EUR	800	Bank of New York Mellon	01/05/2026	2
EUR	3,212,538	USD	3,770,877	Goldman Sachs International	01/05/2026	4,498
USD	153	EUR	130	Morgan Stanley & Co.	01/05/2026	—	(h)
EUR	1,220	USD	1,419	Morgan Stanley & Co.	01/05/2026	15
EUR	200	USD	233	Morgan Stanley & Co.	01/05/2026	2
EUR	1,565	USD	1,820	Morgan Stanley & Co.	01/05/2026	19
EUR	1,210	USD	1,409	UBS AG LONDON	01/05/2026	13
USD	472	EUR	400	UBS AG LONDON	01/05/2026	1
USD	5,708	EUR	4,850	Westpac Banking Corp.	01/05/2026	8
USD	4,753	GBP	3,520	Bank of America, NA	01/05/2026	8
GBP	110,457	USD	148,713	Bank of America, NA	01/05/2026	178
GBP	574,842	USD	773,950	Bank of New York Mellon	01/05/2026	909
GBP	566	USD	762	Goldman Sachs International	01/05/2026	1
USD	1,931	HKD	15,010	Toronto-Dominion Bank (The)	01/05/2026	2
HKD	15,010	USD	1,928	Toronto-Dominion Bank (The)	01/05/2026	—	(h)
HUF	5,361,077	USD	16,384	UBS AG LONDON	01/05/2026	9
USD	7,453	JPY	1,156,940	Bank of America, NA	01/05/2026	67
USD	2,370	JPY	370,000	Bank of America, NA	01/05/2026	8
USD	1,726,483	JPY	268,554,326	Bank of New York Mellon	01/05/2026	12,015
USD	13,527	JPY	2,103,500	Goldman Sachs International	01/05/2026	99
USD	2,582	JPY	399,580	Morgan Stanley & Co.	01/05/2026	32
JPY	273,936,286	USD	1,748,694	Standard Chartered Bank	01/05/2026	133
USD	5,121	JPY	790,320	Toronto-Dominion Bank (The)	01/05/2026	76
USD	251	JPY	38,880	UBS AG LONDON	01/05/2026	3
PLN	284,825	USD	79,214	Goldman Sachs International	01/05/2026	124
RON	119,365	USD	27,495	Goldman Sachs International	01/05/2026	42
SEK	43,857	USD	4,759	Bank of America, NA	01/05/2026	4
SEK	312,185	USD	33,878	Bank of America, NA	01/05/2026	31
THB	2,700,830	USD	85,388	Bank of New York Mellon	01/05/2026	339
CNY	15,595,300	USD	2,230,896	HSBC Bank plc *	01/06/2026	910
EUR	1,148	USD	1,346	Barclays Bank plc	01/09/2026	3
EUR	520	USD	611	Morgan Stanley & Co.	01/09/2026	—	(h)
GBP	1,232	USD	1,654	Bank of America, NA	01/09/2026	7
GBP	244	USD	322	Goldman Sachs International	01/09/2026	7
GBP	1,107	USD	1,481	Morgan Stanley & Co.	01/09/2026	12
JPY	138,305	USD	883	Goldman Sachs International	01/09/2026	1
USD	861	JPY	133,990	Goldman Sachs International	01/09/2026	5
USD	54,450	JPY	8,504,040	HSBC Bank plc	01/09/2026	139
AUD	1,100	USD	723	Citibank, NA	01/22/2026	12
CHF	311	USD	389	Barclays Bank plc	01/22/2026	4
USD	3,019	JPY	454,428	Morgan Stanley & Co.	01/22/2026	113

SEE NOTES TO FINANCIAL STATEMENTS.

138	SIX CIRCLES TRUST	DECEMBER 31, 2025

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)($)
USD	564	JPY	86,269	Morgan Stanley & Co.	01/22/2026	13
USD	247,885	AUD	370,570	Deutsche Bank AG	02/03/2026	544
CHF	53	USD	67	Goldman Sachs International	02/03/2026	—	(h)
CNY	33,000	USD	4,727	Standard Chartered Bank *	02/03/2026	2
USD	486,058	EUR	412,985	Bank of New York Mellon	02/03/2026	28
USD	29,377	EUR	24,957	Citibank, NA	02/03/2026	6
EUR	48,870	USD	57,474	Goldman Sachs International	02/03/2026	39
EUR	63	USD	74	Goldman Sachs International	02/03/2026	—	(h)
EUR	19,280	USD	22,675	Goldman Sachs International	02/03/2026	15
USD	486,051	EUR	412,985	UBS AG LONDON	02/03/2026	22
GBP	3,170	USD	4,264	Goldman Sachs International	02/03/2026	9
USD	6,479	JPY	1,008,620	Bank of America, NA	02/03/2026	23
JPY	3,076,180	USD	19,675	Morgan Stanley & Co.	02/03/2026	16
USD	18,897	NOK	190,330	Bank of America, NA	02/03/2026	13
USD	31,713	NZD	54,952	Bank of America, NA	02/03/2026	34
USD	46,806	SGD	60,041	Bank of New York Mellon	02/03/2026	3
SGD	1,100	USD	857	Morgan Stanley & Co.	02/03/2026	—	(h)
CNH	1,807	USD	258	Goldman Sachs International	03/18/2026	2
KRW	307,699	USD	210	Goldman Sachs International *	03/18/2026	4
KRW	1,495,700	USD	1,022	UBS AG LONDON *	03/18/2026	19
USD	3,962	MYR	16,030	Goldman Sachs International *	03/18/2026	4

Total unrealized appreciation						20,911

AUD	370,570	USD	247,845	Deutsche Bank AG	01/05/2026	(545)
USD	1,784	AUD	2,720	Morgan Stanley & Co.	01/05/2026	(31)
USD	239,185	AUD	366,310	Royal Bank of Canada	01/05/2026	(5,272)
USD	1,027	AUD	1,540	UBS AG LONDON	01/05/2026	(1)
USD	63	CHF	50	Morgan Stanley & Co.	01/05/2026	(—)	(h)
USD	47,608	CHF	38,150	Westpac Banking Corp.	01/05/2026	(555)
USD	5,738	CHF	4,598	Westpac Banking Corp.	01/05/2026	(67)
USD	37,543	CZK	782,913	Citibank, NA	01/05/2026	(541)
USD	1,181	CZK	24,570	Morgan Stanley & Co.	01/05/2026	(14)
USD	24,788	DKK	159,505	Bank of America, NA	01/05/2026	(309)
USD	1,810	DKK	11,645	Morgan Stanley & Co.	01/05/2026	(23)
USD	327	DKK	2,100	Morgan Stanley & Co.	01/05/2026	(3)
USD	9,890	EUR	8,430	Bank of America, NA	01/05/2026	(17)
USD	1,890	EUR	1,610	Bank of America, NA	01/05/2026	(2)
EUR	412,985	USD	485,390	Bank of New York Mellon	01/05/2026	(50)
USD	479,689	EUR	413,770	Bank of New York Mellon	01/05/2026	(6,573)
EUR	24,957	USD	29,337	Citibank, NA	01/05/2026	(7)
USD	1,643	EUR	1,410	Goldman Sachs International	01/05/2026	(14)
USD	28,898	EUR	24,921	Goldman Sachs International	01/05/2026	(389)
USD	30	EUR	26	Goldman Sachs International	01/05/2026	(—)	(h)
USD	4,684	EUR	3,990	Morgan Stanley & Co.	01/05/2026	(5)
USD	116	EUR	100	Morgan Stanley & Co.	01/05/2026	(1)
USD	479,688	EUR	413,765	Morgan Stanley & Co.	01/05/2026	(6,569)
EUR	412,985	USD	485,385	UBS AG LONDON	01/05/2026	(45)
USD	3,679,520	EUR	3,176,148	Westpac Banking Corp.	01/05/2026	(53,089)
USD	2,362	GBP	1,760	Bank of America, NA	01/05/2026	(10)
USD	4,688	GBP	3,510	Bank of America, NA	01/05/2026	(44)
USD	747,826	GBP	565,342	Morgan Stanley & Co.	01/05/2026	(14,227)
USD	939	GBP	710	Morgan Stanley & Co.	01/05/2026	(18)
USD	749	GBP	566	UBS AG LONDON	01/05/2026	(14)
USD	146,120	GBP	110,457	UBS AG LONDON	01/05/2026	(2,771)
USD	16,238	HUF	5,361,077	Morgan Stanley & Co.	01/05/2026	(155)

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2025	SIX CIRCLES TRUST	139

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2025 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)($)
USD	2,298	JPY	360,590	Bank of America, NA	01/05/2026	(4)
USD	1,034	JPY	162,150	UBS AG LONDON	01/05/2026	(1)
NOK	190,330	USD	18,895	Bank of America, NA	01/05/2026	(13)
USD	18,761	NOK	190,330	Bank of America, NA	01/05/2026	(121)
NZD	54,952	USD	31,677	Bank of America, NA	01/05/2026	(39)
USD	2,127	NZD	3,700	Goldman Sachs International	01/05/2026	(3)
USD	29,362	NZD	51,252	UBS AG LONDON	01/05/2026	(146)
USD	7,077	PLN	25,810	Morgan Stanley & Co.	01/05/2026	(112)
USD	474	PLN	1,730	Morgan Stanley & Co.	01/05/2026	(8)
USD	70,237	PLN	257,285	Morgan Stanley & Co.	01/05/2026	(1,430)
USD	1,884	RON	8,280	Goldman Sachs International	01/05/2026	(26)
USD	24,277	RON	106,925	Goldman Sachs International	01/05/2026	(390)
USD	947	RON	4,160	Goldman Sachs International	01/05/2026	(13)
USD	4,639	SEK	43,857	Bank of America, NA	01/05/2026	(125)
USD	33,022	SEK	312,185	Bank of America, NA	01/05/2026	(888)
SGD	60,041	USD	46,716	Bank of New York Mellon	01/05/2026	(7)
USD	46,403	SGD	60,041	Morgan Stanley & Co.	01/05/2026	(307)
USD	1,014	THB	32,100	Citibank, NA	01/05/2026	(5)
USD	1,342	THB	43,120	Goldman Sachs International	01/05/2026	(26)
USD	81,624	THB	2,625,610	Morgan Stanley & Co.	01/05/2026	(1,715)
USD	3,793	CNY	26,800	HSBC Bank plc*	01/06/2026	(43)
USD	1,278	CNY	9,020	HSBC Bank plc*	01/06/2026	(13)
USD	2,345	CNY	16,500	HSBC Bank plc*	01/06/2026	(17)
USD	735,354	CNY	5,192,995	State Street Bank*	01/06/2026	(7,803)
USD	734,251	CNY	5,185,210	State Street Bank*	01/06/2026	(7,792)
USD	735,354	CNY	5,192,995	State Street Bank*	01/06/2026	(7,803)
USD	6,251	CNY	44,000	State Street Bank*	01/06/2026	(46)
USD	3,127	CNY	22,000	State Street Bank*	01/06/2026	(21)
USD	5,542	CNY	39,000	State Street Bank*	01/06/2026	(39)
EUR	1,219	USD	1,433	Bank of America, NA	01/09/2026	(1)
USD	144,432	EUR	124,974	Barclays Bank plc	01/09/2026	(2,466)
USD	6,911	EUR	5,937	Citibank, NA	01/09/2026	(67)
USD	144,598	EUR	124,974	Citibank, NA	01/09/2026	(2,300)
USD	76,236	EUR	65,890	Citibank, NA	01/09/2026	(1,212)
USD	76,323	EUR	65,890	HSBC Bank plc	01/09/2026	(1,126)
USD	3,012	EUR	2,590	Morgan Stanley & Co.	01/09/2026	(32)
USD	703	EUR	604	Morgan Stanley & Co.	01/09/2026	(8)
EUR	2,993	USD	3,524	Morgan Stanley & Co.	01/09/2026	(6)
USD	16,451	GBP	12,566	Citibank, NA	01/09/2026	(487)
USD	1,910	GBP	1,434	Citibank, NA	01/09/2026	(24)
USD	57,571	GBP	43,974	Citibank, NA	01/09/2026	(1,703)
USD	3,502	GBP	2,625	Morgan Stanley & Co.	01/09/2026	(36)
USD	689	GBP	515	Morgan Stanley & Co.	01/09/2026	(5)
JPY	95,348	USD	613	Bank of America, NA	01/09/2026	(5)
USD	75,409	EUR	64,950	Barclays Bank plc	01/14/2026	(952)
USD	5,675	AUD	8,795	Barclays Bank plc	01/22/2026	(195)
USD	1,125	AUD	1,701	HSBC Bank plc	01/22/2026	(10)
USD	972	AUD	1,473	HSBC Bank plc	01/22/2026	(11)
USD	1,039	AUD	1,569	Morgan Stanley & Co.	01/22/2026	(8)
USD	442	AUD	681	Morgan Stanley & Co.	01/22/2026	(13)
USD	238	CAD	335	Barclays Bank plc	01/22/2026	(6)
USD	9,144	CAD	12,810	Barclays Bank plc	01/22/2026	(196)
USD	779	CAD	1,086	Barclays Bank plc	01/22/2026	(13)
USD	1,242	CAD	1,745	Morgan Stanley & Co.	01/22/2026	(31)
USD	698	CAD	972	Morgan Stanley & Co.	01/22/2026	(10)
USD	255	CHF	204	Barclays Bank plc	01/22/2026	(3)
USD	1,305	CHF	1,036	Goldman Sachs International	01/22/2026	(6)

SEE NOTES TO FINANCIAL STATEMENTS.

140	SIX CIRCLES TRUST	DECEMBER 31, 2025

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)($)
USD	256	CHF	205	Morgan Stanley & Co.	01/22/2026	(3)
USD	222	CZK	4,680	Morgan Stanley & Co.	01/22/2026	(5)
USD	1,050	CZK	21,883	Morgan Stanley & Co.	01/22/2026	(15)
USD	718	DKK	4,607	Barclays Bank plc	01/22/2026	(8)
USD	485	HUF	163,362	HSBC Bank plc	01/22/2026	(14)
USD	349	NOK	3,560	HSBC Bank plc	01/22/2026	(4)
USD	789	NZD	1,378	Morgan Stanley & Co.	01/22/2026	(4)
USD	157	NZD	278	Morgan Stanley & Co.	01/22/2026	(3)
USD	245	PLN	904	Goldman Sachs International	01/22/2026	(6)
USD	902	PLN	3,307	Morgan Stanley & Co.	01/22/2026	(19)
USD	447	RON	1,976	Goldman Sachs International	01/22/2026	(9)
USD	475	RON	2,103	HSBC Bank plc	01/22/2026	(10)
USD	656	SEK	6,226	HSBC Bank plc	01/22/2026	(21)
USD	1,234	AUD	1,850	Goldman Sachs International	02/03/2026	(1)
USD	5,995	CHF	4,738	Bank of America, NA	02/03/2026	(6)
USD	47,264	CHF	37,390	Bank of America, NA	02/03/2026	(92)
CHF	120	USD	152	Goldman Sachs International	02/03/2026	(—)	(h)
USD	2,233,804	CNY	15,595,300	HSBC Bank plc*	02/03/2026	(1,018)
USD	2,572	CNY	18,000	HSBC Bank plc*	02/03/2026	(7)
USD	39,202	CZK	807,483	Goldman Sachs International	02/03/2026	(96)
USD	25,117	DKK	159,505	Bank of America, NA	02/03/2026	(24)
USD	2,164	DKK	13,745	Bank of America, NA	02/03/2026	(2)
EUR	300	USD	353	Bank of America, NA	02/03/2026	(—)	(h)
USD	27,637	EUR	23,500	Goldman Sachs International	02/03/2026	(19)
USD	3,776,062	EUR	3,212,538	Goldman Sachs International	02/03/2026	(4,675)
USD	148,708	GBP	110,457	Bank of America, NA	02/03/2026	(177)
USD	773,920	GBP	574,842	Bank of New York Mellon	02/03/2026	(908)
USD	762	GBP	566	Goldman Sachs International	02/03/2026	(1)
USD	1,931	HKD	15,010	Toronto-Dominion Bank (The)	02/03/2026	(—)	(h)
USD	16,348	HUF	5,361,077	UBS AG LONDON	02/03/2026	(11)
USD	1,753,350	JPY	273,936,286	Standard Chartered Bank	02/03/2026	(151)
USD	2,084	NZD	3,620	Goldman Sachs International	02/03/2026	(3)
USD	79,202	PLN	284,825	Goldman Sachs International	02/03/2026	(121)
USD	27,456	RON	119,365	Goldman Sachs International	02/03/2026	(38)
USD	33,930	SEK	312,185	Bank of America, NA	02/03/2026	(33)
USD	4,767	SEK	43,857	Bank of America, NA	02/03/2026	(5)
USD	85,294	THB	2,700,830	Bank of New York Mellon	02/03/2026	(591)
USD	2,211	THB	69,620	Standard Chartered Bank	02/03/2026	(3)
USD	763	CLP	701,613	Citibank, NA*	03/18/2026	(17)
USD	54,821	CNH	385,222	HSBC Bank plc	03/18/2026	(640)
USD	1,070	ILS	3,478	Barclays Bank plc	03/18/2026	(22)
USD	575	KRW	850,000	Bank of New York Mellon*	03/18/2026	(17)
USD	230,523	KRW	336,464,090	UBS AG LONDON*	03/18/2026	(3,704)
USD	2,442	MXN	44,888	HSBC Bank plc	03/18/2026	(33)
USD	1,492	MYR	6,136	Barclays Bank plc*	03/18/2026	(23)
USD	89,712	MYR	367,730	Morgan Stanley & Co.*	03/18/2026	(1,073)
USD	543	PEN	1,831	Citibank, NA*	03/18/2026	(1)
USD	1,313	SGD	1,689	Morgan Stanley & Co.	03/18/2026	(8)
USD	1,815	THB	57,169	HSBC Bank plc	03/18/2026	(10)
USD	43,847	IDR	734,067,111	Bank of America, NA*	03/25/2026	(131)
USD	43,847	IDR	734,067,111	Bank of America, NA*	03/25/2026	(131)

Total unrealized depreciation						(145,162)

Net unrealized appreciation (depreciation)						(124,251)

*	Non-deliverable forward.

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2025	SIX CIRCLES TRUST	141

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2025 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

OTC Interest Rate Swaps contracts outstanding as of December 31, 2025:
FLOATING RATE INDEX (a)	FIXED RATE	PAY/ RECEIVE FLOATING RATE	COUNTERPARTY	MATURITY DATE	NOTIONAL AMOUNT		UPFRONT PAYMENTS (RECEIPTS)($)		UNREALIZED APPRECIATION (DEPRECIATION)($)	VALUE($)
Bank Negara Malaysia KLIBOR Interbank Offered Rate Fixing 3 Month	2.44% quarterly	Pay	Morgan Stanley & Co.	11/17/2030	MYR	5,000	(—	)(h)	(53)	(53)
Bank Negara Malaysia KLIBOR Interbank Offered Rate Fixing 3 Month	3.88% quarterly	Pay	Morgan Stanley & Co.	11/23/2030	MYR	1,030	—		6	6
Bank Negara Malaysia KLIBOR Interbank Offered Rate Fixing 3 Month	3.81% quarterly	Pay	Goldman Sachs	05/17/2031	MYR	2,300	—		13	13
Bank Negara Malaysia KLIBOR Interbank Offered Rate Fixing 3 Month	3.31% quarterly	Pay	Morgan Stanley & Co.	07/24/2035	MYR	4,000	—		(20)	(20)
CFETS China Fixing Repo Rates 7 day	2.36% quarterly	Pay	Morgan Stanley & Co.	09/01/2030	CNY	7,000	—		36	36

Total							(—	)(h)	(18)	(18)

Centrally Cleared Interest Rate Swap contracts outstanding as of December 31, 2025:
FLOATING RATE INDEX (a)	FIXED RATE	PAY/ RECEIVE FLOATING RATE	MATURITY DATE	NOTIONAL AMOUNT		UPFRONT PAYMENTS (RECEIPTS)($)		UNREALIZED APPRECIATION (DEPRECIATION)($)	VALUE($)
Bank of Japan Final Result: Unsecured Overnight Call Rate TONAR	0.24% annually	Pay	02/02/2026	JPY	120,000	—	(h)	(2)	(2)
Bank of Japan Final Result: Unsecured Overnight Call Rate TONAR	(0.05)% annually	Pay	07/08/2027	JPY	191,520	(15)		(8)	(23)
Bank of Japan Final Result: Unsecured Overnight Call Rate TONAR	0.60% annually	Pay	07/08/2028	JPY	470,000	(38)		(9)	(47)
Bank of Japan Final Result: Unsecured Overnight Call Rate TONAR	(0.05)% annually	Pay	07/08/2028	JPY	975,000	(162)		(53)	(215)
Bank of Japan Final Result: Unsecured Overnight Call Rate TONAR	(0.05)% annually	Receive	07/08/2029	JPY	25,000	6		2	8
Bank of Japan Final Result: Unsecured Overnight Call Rate TONAR	(0.05)% annually	Receive	07/08/2030	JPY	780,000	257		86	343
Bank of Japan Final Result: Unsecured Overnight Call Rate TONAR	0.30% semi-annually	Pay	12/03/2030	JPY	143,500	(–	)(h)	(55)	(55)
Bank of Japan Final Result: Unsecured Overnight Call Rate TONAR	0.05% annually	Pay	07/08/2032	JPY	120,000	(40)		(36)	(76)
Bank of Japan Final Result: Unsecured Overnight Call Rate TONAR	0.90% annually	Pay	07/08/2032	JPY	60,000	(10)		(6)	(16)
Bank of Japan Final Result: Unsecured Overnight Call Rate TONAR	0.90% annually	Pay	07/08/2032	JPY	310,000	(26)		(57)	(83)

SEE NOTES TO FINANCIAL STATEMENTS.

142	SIX CIRCLES TRUST	DECEMBER 31, 2025

Centrally Cleared Interest Rate Swap contracts outstanding as of December 31, 2025:
FLOATING RATE INDEX (a)	FIXED RATE	PAY/ RECEIVE FLOATING RATE	MATURITY DATE	NOTIONAL AMOUNT		UPFRONT PAYMENTS (RECEIPTS)($)	UNREALIZED APPRECIATION (DEPRECIATION)($)	VALUE($)
Bank of Japan Final Result: Unsecured Overnight Call Rate TONAR	0.10% annually	Pay	07/08/2033	JPY	245,000	(98)	(81)	(179)
Bank of Japan Final Result: Unsecured Overnight Call Rate TONAR	1.10% annually	Pay	07/08/2035	JPY	140,000	(26)	(29)	(55)
Bank of Japan Final Result: Unsecured Overnight Call Rate TONAR	0.15% annually	Pay	07/08/2037	JPY	135,000	(78)	(88)	(166)
Bank of Japan Final Result: Unsecured Overnight Call Rate TONAR	0.30% annually	Pay	07/08/2043	JPY	210,000	(225)	(189)	(414)
Bank of Japan Final Result: Unsecured Overnight Call Rate TONAR	0.45% annually	Pay	07/08/2048	JPY	115,000	(141)	(141)	(282)
Bank of Japan Final Result: Unsecured Overnight Call Rate TONAR	1.75% annually	Pay	07/08/2055	JPY	70,000	(77)	(20)	(97)
Bank of Japan Final Result: Unsecured Overnight Call Rate TONAR	1.75% annually	Pay	07/08/2055	JPY	55,000	(53)	(23)	(76)
BBSW ASX Australian 6 Month	2.55% semi-annually	Pay	12/03/2026	AUD	770	(27)	19	(8)
BBSW ASX Australian 6 Month	2.60% semi-annually	Pay	12/03/2027	AUD	11,365	(267)	27	(240)
BBSW ASX Australian 6 Month	2.75% semi-annually	Pay	12/03/2030	AUD	4,465	23	(251)	(228)
BBSW ASX Australian 6 Month	2.80% semi-annually	Pay	12/03/2033	AUD	2,350	(213)	18	(195)
Canadian Overnight Repo Rate Average	3.85% semi-annually	Pay	12/03/2026	CAD	4,285	2	45	47
Canadian Overnight Repo Rate Average	3.65% semi-annually	Pay	12/03/2027	CAD	10,850	133	49	182
Canadian Overnight Repo Rate Average	3.50% semi-annually	Pay	12/03/2029	CAD	4,780	88	19	107
Canadian Overnight Repo Rate Average	3.50% semi-annually	Pay	12/03/2030	CAD	5,630	197	(59)	138
Canadian Overnight Repo Rate Average	3.45% semi-annually	Pay	12/03/2032	CAD	1,270	47	(17)	30
Canadian Overnight Repo Rate Average	3.45% semi-annually	Pay	12/03/2032	CAD	3,815	48	41	89
Canadian Overnight Repo Rate Average	3.50% semi-annually	Pay	12/03/2033	CAD	800	(2)	22	20
Canadian Overnight Repo Rate Average	3.50% semi-annually	Pay	12/03/2034	CAD	2,890	89	(20)	69
Canadian Overnight Repo Rate Average	3.55% semi-annually	Pay	12/03/2042	CAD	1,895	57	(43)	14
Canadian Overnight Repo Rate Average	3.40% semi-annually	Pay	12/03/2049	CAD	480	(1)	(8)	(9)
Canadian Overnight Repo Rate Average	3.30% semi-annually	Pay	12/03/2052	CAD	1,510	36	(83)	(47)
Canadian Overnight Repo Rate Average	3.25% semi-annually	Pay	12/03/2054	CAD	275	(2)	(8)	(10)
Canadian Overnight Repo Rate Average	3.25% semi-annually	Pay	12/03/2055	CAD	220	2	(10)	(8)
Canadian Overnight Repo Rate Average	3.25% semi-annually	Pay	12/03/2055	CAD	310	1	(12)	(11)
CFETS China Fixing Repo Rates 7 day	2.81% quarterly	Pay	04/12/2026	CNY	3,590	— (h)	3	3

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2025	SIX CIRCLES TRUST	143

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2025 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Centrally Cleared Interest Rate Swap contracts outstanding as of December 31, 2025:
FLOATING RATE INDEX (a)	FIXED RATE	PAY/ RECEIVE FLOATING RATE	MATURITY DATE	NOTIONAL AMOUNT		UPFRONT PAYMENTS (RECEIPTS)($)	UNREALIZED APPRECIATION (DEPRECIATION)($)	VALUE($)
CFETS China Fixing Repo Rates 7 day	2.40% quarterly	Pay	05/11/2026	CNY	23,000	35	(21)	14
CFETS China Fixing Repo Rates 7 day	2.60% quarterly	Pay	05/11/2028	CNY	91,220	206	144	350
CFETS China Fixing Repo Rates 7 day	2.40% quarterly	Pay	12/06/2028	CNY	5,000	10	8	18
CFETS China Fixing Repo Rates 7 day	2.65% quarterly	Pay	05/10/2029	CNY	134,160	776	(53)	723
CFETS China Fixing Repo Rates 7 day	1.59% quarterly	Pay	12/02/2029	CNY	18,000	–	3	3
CFETS China Fixing Repo Rates 7 day	1.50% quarterly	Pay	12/12/2029	CNY	22,900	2	(10)	(8)
CFETS China Fixing Repo Rates 7 day	1.50% quarterly	Pay	05/11/2030	CNY	36,460	(31)	15	(16)
CFETS China Fixing Repo Rates 7 day	1.50% quarterly	Pay	05/11/2030	CNY	57,380	(1)	(25)	(26)
Copenhagen Interbank Offered Rates 6 Month	3.20% annually	Pay	07/10/2034	DKK	1,000	6	(3)	3
Copenhagen Interbank Offered Rates 6 Month	3.20% annually	Pay	07/10/2035	DKK	270	2	(1)	1
Czech Interbank Offered Rates 6 Month	3.51% annually	Pay	03/20/2031	CZK	13,830	(13)	15	2
Czech Interbank Offered Rates 6 Month	3.55% annually	Pay	09/10/2034	CZK	1,325	(1)	(1)	(2)
Czech Interbank Offered Rates 6 Month	3.60% annually	Pay	09/10/2035	CZK	2,650	(3)	(2)	(5)
ESTR Volume Weighted Trimmed Mean Rate	1.20% annually	Pay	05/11/2052	EUR	1,810	(182)	(555)	(737)
GPW Benchmark WIBID/WIBOR PLN 6 Month	4.82% annually	Pay	11/28/2030	PLN	1,000	— (h)	13	13
GPW Benchmark WIBID/WIBOR PLN 6 Month	4.35% annually	Pay	05/11/2031	PLN	1,690	(14)	37	23
GPW Benchmark WIBID/WIBOR PLN 6 Month	4.50% annually	Pay	05/11/2035	PLN	1,205	(4)	21	17
KRW Certificate of Deposit 3 Month	3.14% quarterly	Pay	04/19/2028	KRW	860,000	— (h)	3	3
KRW Certificate of Deposit 3 Month	1.07% quarterly	Pay	04/27/2030	KRW	200,000	(8)	(4)	(12)
KRW Certificate of Deposit 3 Month	0.97% quarterly	Pay	08/14/2030	KRW	2,100,000	— (h)	(141)	(141)
KRW Certificate of Deposit 3 Month	0.94% quarterly	Pay	08/19/2030	KRW	5,075,000	(83)	(257)	(340)
KRW Certificate of Deposit 3 Month	2.82% quarterly	Pay	04/28/2032	KRW	1,245,595	(13)	(5)	(18)
KRW Certificate of Deposit 3 Month	3.15% quarterly	Pay	03/10/2033	KRW	1,868,660	(16)	10	(6)
KRW Certificate of Deposit 3 Month	3.61% quarterly	Pay	11/24/2033	KRW	805,000	— (h)	15	15
KRW Certificate of Deposit 3 Month	3.15% quarterly	Pay	03/10/2034	KRW	2,961,000	7	(20)	(13)
KRW Certificate of Deposit 3 Month	3.20% quarterly	Pay	03/10/2035	KRW	2,692,000	80	(87)	(7)
KRW Certificate of Deposit 3 Month	3.20% quarterly	Pay	03/10/2035	KRW	803,000	31	(33)	(2)
KRW Certificate of Deposit 3 Month	3.10% quarterly	Pay	03/10/2043	KRW	161,125	(3)	1	(2)
Mexico Interbank TIIE 1 Day	9.10% lunar	Pay	12/06/2034	MXN	4,625	4	13	17
Mexico Interbank TIIE 1 Day	9.20% lunar	Pay	12/05/2035	MXN	3,370	12	1	13

SEE NOTES TO FINANCIAL STATEMENTS.

144	SIX CIRCLES TRUST	DECEMBER 31, 2025

Centrally Cleared Interest Rate Swap contracts outstanding as of December 31, 2025:
FLOATING RATE INDEX (a)	FIXED RATE	PAY/ RECEIVE FLOATING RATE	MATURITY DATE	NOTIONAL AMOUNT		UPFRONT PAYMENTS (RECEIPTS)($)		UNREALIZED APPRECIATION (DEPRECIATION)($)	VALUE($)
National Bank of Hungary Budapest Interbank Offered Rates 6 Month Index	6.85% annually	Pay	05/06/2031	HUF	60,000	4		8	12
National Bank of Hungary Budapest Interbank Offered Rates 6 Month Index	6.25% annually	Pay	09/10/2034	HUF	10,335	(1)		1	(–	)(h)
National Bank of Hungary Budapest Interbank Offered Rates 6 Month Index	6.30% annually	Pay	09/10/2035	HUF	32,255	(2)		1 (h)	(1)
Norway Interbank Offered Rate Fixing 6 Month	4.00% annually	Pay	07/10/2032	NOK	1,165	(—	)(h)	(1)	(1)
Norway Interbank Offered Rate Fixing 6 Month	3.85% annually	Pay	07/10/2034	NOK	1,300	3		(6)	(3)
Norway Interbank Offered Rate Fixing 6 Month	3.85% annually	Pay	07/10/2035	NOK	1,210	(2)		(1)	(3)
NZD Bank Bill 3 Month	4.24% semi-annually	Pay	06/30/2032	NZD	500	(7)		15	8
NZFM New Zealand Bank Bill 3 Month FRA	4.40% semi-annually	Pay	05/08/2034	NZD	250	5		– (h)	5
NZFM New Zealand Bank Bill 3 Month FRA	4.40% semi-annually	Pay	05/08/2035	NZD	120	4		(2)	2
Shekel Overnight Risk Free Rate	3.95% annually	Pay	07/08/2030	ILS	1,505	—	(h)	5	5
Shekel Overnight Risk Free Rate	4.00% annually	Pay	07/08/2035	ILS	410	(—	)(h)	1	1
Singapore Domestic Interbank Overnight Rate Average	2.65% semi-annually	Pay	09/10/2030	SGD	400	—	(h)	12	12
Singapore Domestic Interbank Overnight Rate Average	3.24% semi-annually	Pay	05/03/2034	SGD	300	5		15	20
Singapore Domestic Interbank Overnight Rate Average	2.45% semi-annually	Pay	09/10/2034	SGD	200	(3)		7	4
Singapore Domestic Interbank Overnight Rate Average	2.50% semi-annually	Pay	09/10/2035	SGD	255	13		(8)	5
SONIA Interest Rate Benchmark	0.45% annually	Pay	03/31/2026	GBP	1,250	—	(h)	(61)	(61)
SONIA Interest Rate Benchmark	1.00% annually	Receive	05/08/2026	GBP	1,330	(115)		62	(53)
SONIA Interest Rate Benchmark	4.30% annually	Receive	05/08/2027	GBP	5,070	(60)		(19)	(79)
SONIA Interest Rate Benchmark	1.10% annually	Receive	05/08/2029	GBP	2,010	(309)		49	(260)
SONIA Interest Rate Benchmark	1.10% annually	Receive	05/08/2030	GBP	4,590	1,148		(410)	738
SONIA Interest Rate Benchmark	3.90% annually	Receive	05/08/2031	GBP	1,145	(19)		5	(14)
SONIA Interest Rate Benchmark	3.85% annually	Receive	05/08/2032	GBP	4,480	13		(37)	(24)
SONIA Interest Rate Benchmark	3.85% annually	Pay	05/08/2032	GBP	450	(—	)(h)	2	2
SONIA Interest Rate Benchmark	1.15% annually	Receive	05/08/2033	GBP	165	(50)		8	(42)
SONIA Interest Rate Benchmark	3.90% annually	Receive	05/08/2039	GBP	1,470	(28)		89	61

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2025	SIX CIRCLES TRUST	145

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2025 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Centrally Cleared Interest Rate Swap contracts outstanding as of December 31, 2025:
FLOATING RATE INDEX (a)	FIXED RATE	PAY/ RECEIVE FLOATING RATE	MATURITY DATE	NOTIONAL AMOUNT		UPFRONT PAYMENTS (RECEIPTS)($)	UNREALIZED APPRECIATION (DEPRECIATION)($)	VALUE($)
SONIA Interest Rate Benchmark	1.25% annually	Pay	05/08/2039	GBP	1,080	(468)	4	(464)
SONIA Interest Rate Benchmark	3.95% annually	Pay	05/08/2040	GBP	1,325	(62)	6	(56)
SONIA Interest Rate Benchmark	1.25% annually	Receive	05/08/2043	GBP	895	381	97	478
SONIA Interest Rate Benchmark	1.25% annually	Pay	05/08/2046	GBP	1,865	300	(1,417)	(1,117)
SONIA Interest Rate Benchmark	1.25% annually	Pay	05/08/2054	GBP	255	(162)	(23)	(185)
SONIA Interest Rate Benchmark	3.90% annually	Pay	05/08/2055	GBP	320	(42)	2	(40)
Stockholm Interbank Offered Rates 3 Month	3.15% annually	Pay	07/10/2032	SEK	2,000	11	(3)	8
Stockholm Interbank Offered Rates 3 Month	3.10% annually	Pay	07/10/2035	SEK	1,510	4	1	5
Swiss Average Rate ON Intraday Value	2.00% annually	Pay	05/08/2030	CHF	1,700	80	113	193
Swiss Average Rate ON Intraday Value	0.13% annually	Pay	11/05/2031	CHF	260	— (h)	(5)	(5)
Swiss Average Rate ON Intraday Value	1.91% annually	Pay	03/31/2033	CHF	400	— (h)	60	60
Swiss Average Rate ON Intraday Value	2.00% annually	Pay	05/08/2034	CHF	440	41	33	74
Swiss Average Rate ON Intraday Value	2.00% annually	Pay	05/08/2035	CHF	475	91	(6)	85
Thailand Overnight Repo Rate ON	1.15% quarterly	Pay	11/19/2030	THB	31,000	— (h)	(4)	(4)
Thailand Overnight Repo Rate ON	2.86% quarterly	Pay	04/23/2034	THB	15,000	— (h)	53	53
Thailand Overnight Repo Rate ON	2.35% quarterly	Pay	09/10/2034	THB	18,540	3	38	41
Thailand Overnight Repo Rate ON	2.17% quarterly	Pay	12/16/2034	THB	7,000	(1)	13	12
Thailand Overnight Repo Rate ON	2.40% quarterly	Pay	09/10/2035	THB	12,010	35	(6)	29
Thailand Overnight Repo Rate ON	2.40% quarterly	Pay	09/10/2035	THB	14,390	32	2	34
United States SOFR	3.50% annually	Receive	06/21/2026	USD	5,500	129	(104)	25
United States SOFR	3.75% annually	Pay	12/18/2026	USD	21,400	143	(82)	61
United States SOFR	2.00% annually	Receive	12/21/2027	USD	5,400	449	(311)	138
United States SOFR	1.22% annually	Receive	08/15/2028	USD	5,797	— (h)	371	371
United States SOFR	1.50% semi-annually	Pay	12/15/2028	USD	27,300	(3,606)	1,952	(1,654)
United States SOFR	4.25% annually	Receive	3/20/2029	USD	15,800	(512)	87	(425)
United States SOFR	3.75% annually	Pay	12/18/2029	USD	18,000	256	(20)	236
United States SOFR	3.50% annually	Pay	12/20/2030	USD	14,000	484	(506)	(22)
United States SOFR	3.75% annually	Pay	06/20/2031	USD	19,200	(121)	308	187
United States SOFR	3.75% annually	Receive	06/20/2031	USD	2,500	14	(38)	(24)
United States SOFR	3.75% annually	Receive	09/17/2032	USD	18,900	(468)	301	(167)
United States SOFR	3.50% annually	Receive	12/20/2033	USD	45,100	2,149	(1,608)	541
United States SOFR	3.75% annually	Receive	06/20/2034	USD	4,800	171	(174)	(3)
United States SOFR	3.75% annually	Pay	12/18/2034	USD	1,000	1	– (h)	1
United States SOFR	3.25% annually	Receive	03/19/2035	USD	11,100	728	(199)	529
United States SOFR	3.25% annually	Receive	06/18/2035	USD	17,200	584	222	806
United States SOFR	3.75% annually	Pay	09/17/2035	USD	16,400	(281)	342	61
United States SOFR	3.75% annually	Pay	09/17/2035	USD	2,100	(42)	50	8

Total						1,204	(2,612)	(1,408)

(a)	Value of floating rate index as of December 31, 2025 was as follows:

SEE NOTES TO FINANCIAL STATEMENTS.

146	SIX CIRCLES TRUST	DECEMBER 31, 2025

FLOATING RATE INDEX
Bank Negara Malaysia KLIBOR Interbank Offered Rate Fixing 3 Month	3.28%
Bank of Japan Final Result: Unsecured Overnight Call Rate TONAR	0.73%
BBSW ASX Australian 6 Month	4.12%
Canadian Overnight Repo Rate Average	2.30%
CFETS China Fixing Repo Rates 7 day	2.20%
Copenhagen Interbank Offered Rates 6 Month	2.24%
Czech Interbank Offered Rates 6 Month	3.54%
ESTR Volume Weighted Trimmed Mean Rate	1.92%
GPW Benchmark WIBID/WIBOR PLN 6 Month	3.77%
KRW Certificate of Deposit 3 Month	2.81%
Mexico Interbank TIIE 1 Day	7.30%
National Bank of Hungary Budapest Interbank Offered Rates 6 Month Index	6.39%
Norway Interbank Offered Rate Fixing 6 Month	4.23%
NZD Bank Bill 3 Month	2.52%
NZFM New Zealand Bank Bill 3 Month FRA	7.30%
Shekel Overnight Risk Free Rate	4.25%
Singapore Domestic Interbank Overnight Rate Average	0.89%
SONIA Interest Rate Benchmark	3.73%
Stockholm Interbank Offered Rates 3 Month	1.96%
Swiss Average Rate ON Intraday Value	-0.08%
Thailand Overnight Repo Rate ON	1.25%
United States SOFR	3.87%

Written Put Option Contracts on securities as of December 31, 2025:
DESCRIPTION	COUNTERPARTY	NUMBER OF CONTRACTS	NOTIONAL AMOUNT		EXERCISE PRICE		EXPIRATION DATE	VALUE
FNMA or FHLMC, Single Family, 30 years, TBA, 4.00%, 02/12/2056	BofA Securities, Inc.	(6,000)	USD	(1,052)	USD	93.75	02/05/2026	$(11)

								(11)

Written Call Option Contracts on securities as of December 31, 2025:
DESCRIPTION	COUNTERPARTY	NUMBER OF CONTRACTS	NOTIONAL AMOUNT		EXERCISE PRICE		EXPIRATION DATE	VALUE
FNMA or FHLMC, Single Family, 30 years, TBA, 4.00%, 01/14/2056	Citigroup Global Markets, Inc.	(10,000)	USD	(605)	USD	95.25	01/07/2026	(6)

								(6)

Total Written Options Contracts (Premiums Received $71)								(17)

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2025	SIX CIRCLES TRUST	147

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2025 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Purchased Call Interest Rate Swaptions contracts outstanding as of December 31, 2025:
DESCRIPTION	COUNTERPARTY	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	EXERCISE PRICE	EXPIRATION DATE	VALUE

10-Year Swaption, United States SOFR	Bank of America, NA	1,900	691	4.10	02/06/2035	$67

10-Year Swaption, United States SOFR	Bank of America, NA	2,500	944	4.27	05/01/2035	98

10-Year Swaption, United States SOFR	Deutsche Bank AG	5,000	1,916	4.31	05/02/2035	203

10-Year Swaption, United States SOFR	Bank of America, NA	2,500	1,002	4.47	06/04/2035	113

10-Year Swaption, United States SOFR	Deutsche Bank AG	3,900	1,549	4.44	06/18/2035	173

10-Year Swaption, United States SOFR	Bank of America, NA	10,000	3,929	4.40	06/25/2035	431

10-Year Swaption, United States SOFR	Deutsche Bank AG	9,200	3,724	4.56	07/09/2035	440

10-Year Swaption, United States SOFR	Bank of America, NA	9,800	4,089	4.64	07/23/2035	493

10-Year Swaption, United States SOFR	Deutsche Bank AG	6,800	2,666	4.46	08/06/2035	305

10-Year Swaption, United States SOFR	Bank of America, NA	4,800	1,870	4.43	08/06/2035	211

10-Year Swaption, United States SOFR	Morgan Stanley Capital Service	4,400	1,739	4.49	08/07/2035	201

10-Year Swaption, United States SOFR	Bank of America, NA	3,200	1,294	4.69	08/27/2035	166

7-Year Swaption, United States SOFR	Deutsche Bank AG	7,500	302	3.14	09/14/2026	39

7-Year Swaption, United States SOFR	Bank of America, NA	36,300	380	3.19	03/04/2026	35

						2,975

Purchased Put Interest Rate Swaptions contracts outstanding as of December 31, 2025:
DESCRIPTION	COUNTERPARTY	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	EXERCISE PRICE	EXPIRATION DATE	VALUE

10-Year Swaption, United States SOFR	Bank of America, NA	1,900	691	4.10	02/06/2035	134

10-Year Swaption, United States SOFR	Bank of America, NA	2,500	944	4.27	05/01/2035	163

10-Year Swaption, United States SOFR	Deutsche Bank AG	5,000	1,916	4.31	05/02/2035	320

10-Year Swaption, United States SOFR	Bank of America, NA	2,500	1,002	4.47	06/04/2035	149

10-Year Swaption, United States SOFR	Deutsche Bank AG	3,900	1,549	4.44	06/18/2035	236

10-Year Swaption, United States SOFR	Bank of America, NA	5,000	1,988	4.40	06/25/2035	308

10-Year Swaption, United States SOFR	Deutsche Bank AG	4,600	1,862	4.56	07/09/2035	264

10-Year Swaption, United States SOFR	Bank of America, NA	4,900	2,044	4.64	07/23/2035	271

10-Year Swaption, United States SOFR	Deutsche Bank AG	6,800	2,666	4.46	08/06/2035	407

10-Year Swaption, United States SOFR	Bank of America, NA	4,800	1,870	4.43	08/06/2035	292

10-Year Swaption, United States SOFR	Morgan Stanley Capital Service	4,400	1,739	4.49	08/07/2035	261

10-Year Swaption, United States SOFR	Bank of America, NA	3,200	1,294	4.69	08/27/2035	173

7-Year Swaption, United States SOFR	Deutsche Bank AG	7,500	350	3.64	09/14/2026	123

						3,101

Total Purchased Interest Rate Swaptions contract (Premiums Paid $10,386)						6,076

SEE NOTES TO FINANCIAL STATEMENTS.

148	SIX CIRCLES TRUST	DECEMBER 31, 2025

Reverse Repurchase Agreements
COUNTERPARTY	BORROWING RATE	SETTLEMENT DATE	MATURITY DATE	AMOUNT BORROWED	PAYABLE FOR REVERSE REPURCHASE AGREEMENTS($)	COLLATERAL PLEDGED/ (RECEIVED)($)	NET AMOUNT (DUE TO)/ FROM COUNTERPATRY($)
CITIGROUP GLOBAL MARKETS INC.	3.97%	12/11/2025	1/7/2026	(71,541)	(71,707)	71,707	—
WELLS FARGO SECURITIES, LLC	3.97%	12/11/2025	1/7/2026	(1,849)	(1,853)	1,853	—

					(73,560)

Accounted for as Secured Borrowings
Remaining Contractual Maturity of the Agreements
	OVERNIGHT AND CONTINUOUS	UP TO 30 DAYS	31-90 DAYS	GREATER THAN 90 DAYS	TOTAL
Reverse Repurchase Agreements
Mortgage Backed Securities	—	(73,560)	—	—	(73,560)

Payable for Reverse Repurchase Agreements					(73,560)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2025

ACES	— Alternative Credit Enhancement Securities
ARM	— Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of December 31, 2025.
ASX	— Australian Stock Exchange
BAM	— Insured by Build America Mutual
BBSW	— Bank Bill Swap Rate
CFETS	— China Foreign Exchange Trade System
CLO	— Collateralized Loan Obligations
CMT	— Constant Maturity Treasury
CPI	— Consumer Price Index
EURIBOR	— Euro Interbank Offered Rate
ESTR	— Euro short-term rate
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
GO	— General Obligation
GPW	— Polish Stock Market
IBOR	— Interbank Offered Rate
ICE	— Intercontinental Exchange
IF

—  Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of December 31, 2025. The rate may be subject to a cap and floor.

IO

—  Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

KLIBOR	— Kuala Lumpur Interbank Offered Rate
NZFM	— New Zealand Financial Markets

OYJ	— Public Limited Company
PO

—  Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.

REIT	— Real Estate Investment Trust
Reg. S

—  Security was purchased pursuant to Regulation S under the Securities Act of 1933, as amended (the “Securities Act”), which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act, or pursuant to an exemption from registration.

REMICS	— Real Estate Mortgage Investment Conduit
Rev.	— Revenue
SOFR	— Secured Overnight Financing Rate
SONIA	— Sterling Overnight Interbank Average Rate
STRIP

—  Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.

SUB	— Step-Up Bond. The interest rate shown is the rate in effect as of December 31, 2025.
TBA	— To Be Announced
TIIE	— Interbank Equilibrium Interest Rate
TONAR	— Tokyo Overnight Average Rate
VA	— Veterans Administration
WIBID	— Warsaw Interbank Bid Rate
WIBOR	— Warsaw Interbank Offered Rate
(e)	— Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended.
(g)	— Amount rounds to less than 0.05%.
(h)	— Amount rounds to less than 500 shares/principal or $500.

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2025	SIX CIRCLES TRUST	149

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2025 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

(n)	— The rate shown is the effective yield as of December 31, 2025.
(t)	— The date shown represents the earliest of the next put date, next demand date or final maturity date.
(w)	— All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(x)

—  Security is perpetual and thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of December 31, 2025.

(z)

—  Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of December 31, 2025.

(aa)	— Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of December 31, 2025.
(bb)	— Security has been valued using significant unobservable inputs.
(ee)	— Approximately $2,448 of these investments are restricted as collateral for swaps to BofA Securities.
(ff)	— Approximately $1,661 of these investments are restricted as collateral for futures to Citigroup Global Markets Inc.
(gg)	— Position, or portion thereof, has been segregated to collateralize reverse repurchase agreements.
(hh)	— Approximately $311 of these investments are restricted as collateral for TBAs to BofA Securities.
(ii)	— Approximately $924 of these investments are restricted as collateral for forwards to various brokers.
(jj)	— Approximately $10,536 of these investments are restricted as collateral for bi-lateral derivatives to various brokers.

AUD	— Australian Dollar
CAD	— Canadian Dollar
CHF	— Swiss Franc
CLP	— Chilean Peso
CNH	— Chinese Yuan
CNY	— Chinese Yuan
CZK	— Czech Koruna
DKK	— Danish Krone
EUR	— Euro
GBP	— British Pound
HKD	— Hong Kong Dollar
HUF	— Hungarian Forint
IDR	— Indonesian Rupiah
ILS	— Israeli New Shekel
JPY	— Japanese Yen
KRW	— Korean Won
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
PEN	— Peruvian Nuevo Sol
PLN	— Polish Zloty
RON	— Romanian Leu
SEK	— Swedish Krona
SGD	— Singapore Dollar
THB	— Thai Baht
USD	— United States Dollar

SEE NOTES TO FINANCIAL STATEMENTS.

150	SIX CIRCLES TRUST	DECEMBER 31, 2025

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2025

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Commercial Mortgage-Backed Security — 0.0% (g)
Commercial MBS — 0.0% (g)
FRETE, Series 2025-ML32, Class AUS, 4.84%, 03/25/2042 (z) (Cost $6,035)	5,750	6,018

Municipal Bonds — 98.1% (t)
Alabama — 5.0%
Alabama Economic Settlement Authority, BP Settlement, Series A, Rev., 4.00%, 09/15/2033	1,000	1,001
Alabama Federal Aid Highway Finance Authority, Garvee
Series A, Rev., 5.00%, 09/01/2032 (p)	1,160	1,208
Series A, Rev., 5.00%, 09/01/2035 (p)	1,000	1,041
Series A, Rev., 5.00%, 09/01/2036 (p)	2,000	2,032
Alabama Housing Finance Authority
Rev., GNMA/FNMA/FHLMC, 4.45%, 10/01/2044	745	748
Rev., GNMA/FNMA/FHLMC, 5.75%, 04/01/2055	3,330	3,627
Series D, Rev., GNMA/FNMA/FHLMC, 5.75%, 10/01/2055	2,535	2,776
Alabama Housing Finance Authority, Cooper Green Homes Project, Rev., 5.00%, 02/01/2029 (z)	260	270
Alabama Housing Finance Authority, Fred Marshall Court Project, Rev., 3.15%, 12/01/2028 (z)	265	265
Alabama Public School and College Authority, Social Bonds
Series A, Rev., 5.00%, 11/01/2037	6,400	6,913
Series A, Rev., 5.00%, 11/01/2039	10,000	10,715
Alabama Special Care Facilities Financing Authority, Ascension Senior Credit Group, Series C, Rev., 5.00%, 11/15/2046	23,000	23,020
Alabama State University, Rev., 5.50%, 09/01/2045	1,250	1,356
Auburn University, Series A, Rev., 4.00%, 06/01/2041	7,000	6,968
Baldwin County Industrial Development Authority
Rev., AMT, 4.63%, 06/01/2055 (e) (z)	2,405	2,415
Rev., AMT, 5.00%, 06/01/2055 (e) (z)	5,845	5,959
Birmingham-Jefferson Civic Center Authority, Series A, Special Tax, 5.00%, 07/01/2048	3,200	3,220
Birmingham-Jefferson Civic Center Authority, City of Birmingham, Rev., 5.00%, 05/01/2048	12,700	12,810
Black Belt Energy Gas District
Rev., 4.00%, 06/01/2051 (z)	23,030	23,557
Rev., 5.00%, 05/01/2055 (z)	24,270	26,021
Series A, Rev., 5.25%, 05/01/2055 (z)	2,000	2,172
Series A, Rev., 5.25%, 05/01/2056 (z)	5,000	5,161
Series B1, Rev., 4.00%, 04/01/2053 (z)	2,000	2,016
Series B2, Rev., (SIFMA Municipal Swap Index + 0.65%), 3.97%, 04/01/2053 (aa)	9,250	9,141

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Alabama — continued
Series B, Rev., 5.00%, 10/01/2035	49,245	50,723
Series B, Rev., 5.00%, 10/01/2055 (z)	7,100	7,635
Series B, Rev., LIQ: Royal Bank of Canada, 5.25%, 12/01/2053 (z)	3,925	4,228
Series C1, Rev., 5.25%, 02/01/2053 (z)	17,000	17,949
Series C, Rev., 5.50%, 10/01/2054 (z)	5,000	5,494
Series D1, Rev., LIQ: Royal Bank of Canada, 4.00%, 07/01/2052 (z)	1,800	1,815
Series D, Rev., 5.00%, 03/01/2055 (z)	7,000	7,484
Series D, Rev., 5.00%, 12/01/2055 (z)	9,555	10,256
Series E, Rev., 5.00%, 12/01/2055 (z)	20,155	21,554
Black Belt Energy Gas District, Gas Project
Series C, Rev., 5.25%, 08/01/2029 (e)	1,650	1,694
Series C, Rev., 5.25%, 08/01/2033 (e)	3,600	3,756
Series C, Rev., 5.50%, 11/01/2056 (e) (z)	15,000	15,897
Series D1, Rev., 5.50%, 06/01/2049 (z)	3,000	3,165
Series F, Rev., 5.50%, 11/01/2053 (z)	10,625	11,153
Series G, Rev., 5.00%, 10/01/2035	8,500	9,001
Black Belt Energy Gas District, Gas Project Bonds Project No. 7, Rev., 4.00%, 10/01/2052 (z)	13,120	13,175
Black Belt Energy Gas District, Gas Project No. 8, Series A, Rev., 4.00%, 12/01/2052 (z)	4,910	5,025
Black Belt Energy Gas District, Project No. 5, Series A1, Rev., 4.00%, 10/01/2049 (z)	5,000	5,033
Black Belt Energy Gas District, Project No. 6, Series B, Rev., 4.00%, 10/01/2052 (z)	6,505	6,532
City of Birmingham, Warrants, Series A, GO, 4.00%, 06/01/2032	4,075	4,225
County of Jefferson AL, Rev., 4.00%, 09/15/2036	2,590	2,603
County of Jefferson Sewer Revenue, Warrants
Rev., 5.00%, 10/01/2035	2,285	2,546
Rev., 5.00%, 10/01/2036	1,455	1,612
Rev., 5.00%, 10/01/2037	8,685	9,548
Rev., 5.00%, 10/01/2038	2,190	2,395
Rev., 5.00%, 10/01/2039	3,285	3,568
Rev., 5.25%, 10/01/2049	3,805	3,930
Energy Southeast A Cooperative District
Series A1, Rev., 5.50%, 11/01/2053 (z)	1,500	1,638
Series B1, Rev., 5.75%, 04/01/2054 (z)	650	720
Series B, Rev., 5.25%, 07/01/2054 (z)	7,695	8,373
Energy Southeast, A Cooperative District
Series A, Rev., 5.00%, 11/01/2035	15,150	16,052
Series B, Rev., 5.00%, 09/01/2033	1,655	1,715
Health Care Authority for Baptist Health, Affiliate of UAB Health System Community, Rev., 5.00%, 11/15/2032	10,495	11,522

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2025	SIX CIRCLES TRUST	151

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2025 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Alabama — continued
Health Care Authority of the City of Huntsville, Health System
Series B1, Rev., 4.00%, 06/01/2045	1,750	1,678
Series B1, Rev., 5.00%, 06/01/2038	1,000	1,058
Homewood Educational Building Authority, Rev., 5.50%, 10/01/2049	3,500	3,545
Hoover Industrial Development Board, Green Bonds, Rev., AMT, 6.38%, 11/01/2050 (z)	2,375	2,607
Hoover Industrial Development Board, United States Steel Corporation, Rev., AMT, 5.75%, 10/01/2049	3,500	3,527
Huntsville Public Building Authority, Rev., 5.00%, 02/01/2052	3,000	3,068
Industrial Development Board of the City of Mobile Alabama, Rev., 3.38%, 06/01/2034 (z)	13,010	13,161
Industrial Development Board of the City of Mobile Alabama, Alabama Power Co. Barry Plant, Rev., 3.30%, 07/15/2034 (z)	4,000	4,002
Madison Water & Wastewater Board, Rev., 5.25%, 12/01/2048	1,700	1,807
Mobile County Industrial Development Authority, Rev., AMT, 5.00%, 06/01/2054	7,800	7,445
Mobile County Industrial Development Authority, AM/NS Calvert LLC, Rev., AMT, 4.75%, 12/01/2054	13,985	12,829
Selma Industrial Development Board, Rev., 3.45%, 11/01/2033 (z)	2,150	2,157
Southeast Alabama Gas Supply District, Project No. 1, Series A, Rev., 5.00%, 08/01/2054 (z)	21,175	22,732
Southeast Alabama Gas Supply District, Project No. 2, Rev., 5.00%, 06/01/2049 (z)	19,485	20,907
Southeast Energy Authority A Cooperative District, Project No. 1, Series A, Rev., 4.00%, 11/01/2051 (z)	3,500	3,541
Southeast Energy Authority A Cooperative District, Project No. 2, Series B, Rev., 4.00%, 12/01/2051 (z)	8,830	8,919
Southeast Energy Authority A Cooperative District, Project No. 3, Series A1, Rev., 5.50%, 01/01/2053 (z)	1,820	1,951
Southeast Energy Authority A Cooperative District, Project No. 5, Series A, Rev., 5.25%, 01/01/2054 (z)	15,000	15,805
Southeast Energy Authority A Cooperative District, Project No. 6
Series B, Rev., LIQ: Royal Bank of Canada, 5.00%, 06/01/2030	2,225	2,357
Series B, Rev., LIQ: Royal Bank of Canada, 5.00%, 01/01/2054 (z)	10,000	10,574

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Alabama — continued
Southeast Energy Authority, A Cooperative District
Rev., 5.00%, 09/01/2035	6,425	6,971
Series A, Rev., 5.00%, 11/01/2035	12,970	13,772
Series A, Rev., 5.00%, 01/01/2056 (z)	10,315	10,747
Series B, Rev., 5.25%, 03/01/2055 (z)	11,180	11,797
Series C, Rev., 5.00%, 10/01/2055 (z)	21,330	23,044
Series F, Rev., 5.25%, 11/01/2035	5,000	5,588
Series F, Rev., 5.25%, 11/01/2055 (z)	37,000	40,680
State of Alabama Docks Department, Docks, Series A, Rev., AMT, 5.00%, 10/01/2026	1,890	1,914
Tender Option Bond Trust, Floater Certificates, Series 2022-XF3073, Rev., LIQ: Morgan Stanley, 3.62%, 02/01/2053 (e) (z)	10,000	10,000
The Lower Alabama Gas District, Gas Project, Series A, Rev., 5.00%, 12/01/2033	11,180	11,818
Tuscaloosa City Board of Education, Warrants, Rev., 5.00%, 08/01/2041 (p)	2,525	2,559
Tuscaloosa County Industrial Development Authority, Series A, Rev., 5.25%, 05/01/2044 (e)	2,500	2,505
UAB Medicine Finance Authority, Series B, Rev., 5.00%, 09/01/2041	1,750	1,760
University of South Alabama
Rev., 4.00%, 11/01/2035	2,000	2,004
Rev., BAM, 5.25%, 04/01/2054	2,845	2,971
Water Works Board of the City of Birmingham (The), Rev., 3.75%, 09/01/2026 (e)	2,690	2,690

		720,918

Alaska — 0.2%
Alaska Housing Finance Corp., General Mortgage, Series B, Rev., 3.25%, 12/01/2044	970	960
Alaska Housing Finance Corp., General Mortgage Revenue II, Series A, Rev., 4.50%, 06/01/2044	5,000	5,020
Alaska Housing Finance Corp., Social Bonds State Capital
Rev., 5.00%, 06/01/2032	920	1,028
Rev., 5.00%, 12/01/2032	945	1,053
Alaska Municipal Bond Bank Authority, Series Three, Rev., BAM, 5.00%, 10/01/2039	1,100	1,228
Alaska Railroad Corp., Rev., AMT, 6.00%, 10/01/2050	1,800	1,961
State of Alaska
GO, 5.00%, 08/01/2033	2,000	2,316
GO, 5.00%, 08/01/2034	1,125	1,317
GO, 5.00%, 08/01/2035	2,000	2,325

SEE NOTES TO FINANCIAL STATEMENTS.

152	SIX CIRCLES TRUST	DECEMBER 31, 2025

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Alaska — continued
State of Alaska International Airports System
Series A, Rev., 5.00%, 10/01/2034	1,080	1,238
Series C, Rev., AMT, 5.00%, 10/01/2027	1,000	1,036
Series C, Rev., AMT, 5.00%, 10/01/2030	5,000	5,446

		24,928

Arizona — 1.2%
Arizona Board of Regents
Series A, Rev., 5.00%, 07/01/2043	2,480	2,587
Series C, Rev., 5.00%, 07/01/2046	10,000	10,012
Arizona Industrial Development Authority
Rev., 4.00%, 07/01/2061	3,000	2,380
Series 2019-2, Rev., 3.63%, 05/20/2033	1,292	1,281
Series A, Rev., 4.00%, 09/01/2035	225	229
Series A, Rev., 4.00%, 09/01/2036	250	254
Arizona Industrial Development Authority, Greathearts Arizona Project, Series A, Rev., 5.00%, 07/01/2026	125	126
Arizona Industrial Development Authority, Jerome Facilities Project, Series B, Rev., 4.00%, 07/01/2051	2,000	1,654
Arizona Industrial Development Authority, Phoenix Children’s Hospital, Rev., 5.00%, 02/01/2033	2,000	2,234
Arizona Industrial Development Authority, Somerset Academy of Las Vegas, Aliante
Rev., 3.00%, 12/15/2031 (e)	360	341
Rev., 4.00%, 12/15/2041 (e)	500	443
Rev., 4.00%, 12/15/2051 (e)	700	543
Arizona Industrial Development Authority, Sustainable Bonds Equitable, Rev., 5.00%, 11/01/2028	2,870	2,998
Arizona Industrial Development Authority, The Acacia at Youngtown, Rev., 5.00%, 11/01/2058 (z)	4,780	4,875
Arizona State University
Series A, Rev., 5.00%, 07/01/2043	1,105	1,143
Series C, Rev., 5.00%, 07/01/2042	2,000	2,004
Arizona State University, Board of Regents
Series B, Rev., 5.00%, 07/01/2026	100	101
Series B, Rev., 5.00%, 07/01/2042	2,000	2,030
Chandler Industrial Development Authority, Intel Corp. Project
Rev., AMT, 5.00%, 09/01/2042 (z)	3,000	3,057
Rev., AMT, 5.00%, 09/01/2052 (z)	2,860	2,914
City of Glendale AZ Excise Tax Revenue, Rev., 5.00%, 07/01/2038	5,190	5,894
City of Mesa, GO, 5.00%, 07/01/2042	2,665	2,894
City of Mesa Utility System Revenue, Rev., 5.00%, 07/01/2032	1,000	1,059
City of Phoenix, Civic Improvement Corp.
Series A, Rev., 5.00%, 07/01/2029	1,000	1,075
Series A, Rev., 5.00%, 07/01/2031	2,000	2,147

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Arizona — continued
Series A, Rev., 5.00%, 07/01/2032	1,000	1,071
Series A, Rev., 5.00%, 07/01/2034	3,785	4,115
City of Phoenix, Civic Improvement Corp., Airport Revenue, Junior Lien
Series A, Rev., 5.00%, 07/01/2044	1,000	1,029
Series B, Rev., AMT, 5.00%, 07/01/2027	1,500	1,546
Series B, Rev., AMT, 5.00%, 07/01/2033	2,000	2,122
City of Phoenix, Civic Improvement Corp., Junior Lien Airport Special Obligation, Rev., 4.00%, 07/01/2040	3,555	3,563
County of Pima Sewer System Revenue, Rev., 5.00%, 07/01/2028	500	531
Gilbert Public Facilities Municipal Property Corp., Rev., 5.00%, 07/01/2026	1,025	1,037
Gilbert Water Resource Municipal Property Corp., Green Bond Senior Lien, Rev., 4.00%, 07/15/2047	1,000	977
Glendale Industrial Development Authority, Midwestern University
Rev., 5.00%, 05/15/2035	500	577
Rev., 5.00%, 05/15/2038	3,145	3,513
Rev., 5.00%, 05/15/2039	3,195	3,544
Rev., 5.00%, 05/15/2042	1,350	1,456
Rev., 5.00%, 05/15/2043	2,000	2,135
Industrial Development Authority of the County of Pima (The), American Leadership Academy
Rev., 4.00%, 06/15/2027 (e)	2,680	2,679
Rev., 4.00%, 06/15/2030 (e)	1,510	1,500
Industrial Development Authority of the County of Yavapai, Waste Management, Inc. Project, Rev., AMT, 1.30%, 06/01/2027	3,260	3,142
Maricopa County Industrial Development Authority, Rev., 4.00%, 01/01/2048	5,450	4,880
Maricopa County Industrial Development Authority, Banner Health
Series A3, Rev., 5.00%, 01/01/2053 (z)	3,125	3,396
Series A, Rev., 4.00%, 01/01/2041	4,000	3,882
Maricopa County Pollution Control Corp., Rev., 3.88%, 01/01/2038 (z)	1,165	1,184
Maricopa County Pollution Control Corp., Southern California Edison, Rev., 2.40%, 06/01/2035	4,280	3,657
Maricopa County Special Health Care District, Series C, GO, 4.00%, 07/01/2037	21,910	22,064
Maricopa County Unified School District No. 69 Paradise Valley, GO, 4.00%, 07/01/2036	1,170	1,200
Salt River Project Agricultural Improvement & Power District
Rev., 5.00%, 05/01/2039	3,740	4,259
Series A, Rev., 5.00%, 01/01/2049	5,000	5,268

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2025	SIX CIRCLES TRUST	153

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2025 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Arizona — continued
Salt River Project Agricultural Improvement & Power District, Salt River Project
Series A, Rev., 5.00%, 01/01/2026	2,000	2,000
Series B, Rev., 5.00%, 01/01/2044	3,325	3,570
Salt River Project Agricultural Improvement and Power District, Series A, Rev., 5.00%, 01/01/2042	2,000	2,216
Salt Verde Financial Corp., Rev., 5.00%, 12/01/2032	420	457
Sierra Vista Industrial Development Authority
Rev., 5.00%, 06/15/2044 (e)	750	712
Rev., 6.25%, 06/15/2045	2,000	2,041
Sierra Vista Industrial Development Authority, American Leadership Academy Project, Rev., 5.75%, 06/15/2058 (e)	1,020	1,017
The Industrial Development Authority of the City of Phoenix Arizona, Memorial Towers Project, Rev., HUD, 3.35%, 12/01/2027	345	347
The Industrial Development Authority of the City of Phoenix Arizona, Republic Services, Inc., Rev., AMT, 3.45%, 12/01/2035 (z)	3,635	3,635
The University of Arizona, Stimulus Plan For Economic
Rev., BAM, 5.00%, 08/01/2029	1,850	2,010
Rev., BAM, 5.00%, 08/01/2033	3,515	4,075
Yuma Industrial Development Authority
Rev., 4.00%, 08/01/2049	4,420	4,035
Rev., 5.25%, 08/01/2042	1,495	1,642
Rev., 5.25%, 08/01/2044	1,915	2,063
Rev., 5.25%, 08/01/2049	7,000	7,272

		175,694

Arkansas — 0.1%
Arkansas Development Finance Authority, Rev., 5.00%, 06/01/2027	535	553
Arkansas Development Finance Authority, Green Bond United States, Rev., AMT, 5.45%, 09/01/2052	3,000	3,002
Arkansas Development Finance Authority, Mortgage Backed Securities Program, Rev., GNMA/FNMA/FHLMC, 5.50%, 01/01/2056	3,750	4,089
Arkansas Development Finance Authority, Weyerhaeuser Company, Rev., AMT, 3.88%, 10/15/2065 (z)	3,150	3,153

		10,797

California — 9.0%
Alameda County, Oakland Unified School District, GO, 5.00%, 08/01/2027	65	66
Anaheim City School District, Election 2016, Series A, GO, 4.00%, 08/01/2048	4,000	3,856

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

California — continued
Anaheim Public Financing Authority, Senior Public Improvement Project, Series A, Rev., BAM, 5.00%, 09/01/2036	2,250	2,323
Anaheim Union High School District, Capital Appreciation Election 2002, GO, NATL, Zero Coupon, 08/01/2028	2,175	2,033
Bay Area Toll Authority, San Francisco Bay Area, Series C, Rev., (SIFMA Municipal Swap Index + 0.45%), 3.77%, 04/01/2056 (aa)	2,675	2,671
Bay Area Toll Authority, San Francisco Bay Area Toll, Rev., (SIFMA Municipal Swap Index + 0.41%), 3.73%, 04/01/2056 (aa)	5,000	4,927
Burbank-Glendale-Pasadena Airport Authority Brick Campaign
Rev., AMT, 5.25%, 07/01/2040	950	1,046
Rev., AMT, 5.25%, 07/01/2049	5,870	6,121
Cabrillo Unified School District, Election 2018, Series B, GO, 5.00%, 08/01/2050	5,000	5,108
California Community Choice Financing Authority
Rev., 5.00%, 01/01/2055 (z)	10,690	11,142
Rev., 5.00%, 10/01/2055 (z)	10,000	10,369
Rev., 5.00%, 12/01/2055 (z)	20,815	22,093
Rev., 5.00%, 03/01/2056 (z)	7,170	7,803
Series B1, Rev., 4.00%, 02/01/2052 (z)	17,880	18,132
California Community Choice Financing Authority, Clean Energy Project Revenue, Rev., 5.00%, 05/01/2054 (z)	14,455	15,492
California Community Choice Financing Authority, Green Bond, Series A1, Rev., 4.00%, 05/01/2053 (z)	6,860	6,971
California Community Choice Financing Authority, Green Bonds Clean Energy Project
Rev., 5.00%, 07/01/2053 (z)	8,685	9,126
Rev., 5.00%, 12/01/2053 (z)	6,160	6,457
Rev., 5.00%, 02/01/2054 (z)	3,245	3,453
Rev., 5.25%, 01/01/2054 (z)	28,115	29,873
California Community Choice Financing Authority, Sustainability Bonds Clean Energy, Rev., 5.25%, 11/01/2054 (z)	17,825	18,935
California Community Choice Financing Authority, Sustainable Bond, Series A, Rev., 5.00%, 01/01/2056 (z)	10,560	11,125
California Community Choice Financing Authority, Sustainable Bond Clean Energy
Rev., 5.00%, 12/01/2035	8,985	9,859
Rev., 5.50%, 10/01/2054 (z)	2,190	2,390
California Community Choice Financing Authority, Sustainable Bonds, Series F, Rev., 5.00%, 02/01/2055 (z)	4,780	5,168

SEE NOTES TO FINANCIAL STATEMENTS.

154	SIX CIRCLES TRUST	DECEMBER 31, 2025

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
California — continued
California Community Choice Financing Authority, Sustainable Bonds Clean Energy
Rev., 5.00%, 11/01/2033	10,000	10,871
Rev., 5.00%, 08/01/2055 (z)	11,405	12,082
Rev., 5.00%, 01/01/2056 (z)	31,460	34,427
Rev., 5.00%, 10/01/2056 (z)	15,235	16,613
California Community Choice Financing Authority, Variable Sustainable Bond, Rev., 5.00%, 11/01/2055 (z)	30,160	31,381
California County, Tobacco Securitization Agency, Series A, Rev., 5.00%, 06/01/2027	10	10
California County, Tobacco Securitization Agency, Senior Bonds, Merced County Tobacco Funding Corporation, Rev., 5.00%, 06/01/2032	340	365
California County, Tobacco Securitization Agency, Sonoma County Securitization
Rev., 5.00%, 06/01/2031	255	276
Rev., 5.00%, 06/01/2032	250	269
Rev., 5.00%, 06/01/2033	300	320
Rev., 5.00%, 06/01/2049	110	109
California Educational Facilities Authority, Loyola Marymount University, Series A, Rev., NATL, Zero Coupon, 10/01/2037	340	223
California Health Facilities Financing Authority, Children’s Hospital of Orange, Rev., 3.00%, 11/01/2039	3,765	3,547
California Health Facilities Financing Authority, City of Hope, Rev., 5.00%, 11/15/2049	3,000	3,009
California Health Facilities Financing Authority, Commonspirit Health
Series A, Rev., 4.00%, 04/01/2037	3,000	3,058
Series A, Rev., 4.00%, 04/01/2038	3,500	3,552
Series A, Rev., 5.00%, 04/01/2033	3,000	3,272
California Health Facilities Financing Authority, Episcopal Communities & Service
Rev., 5.00%, 11/15/2038	570	614
Rev., 5.00%, 11/15/2043	570	588
California Health Facilities Financing Authority, Initial Entrance Fees, Series A, Rev., 3.85%, 11/15/2027	40	40
California Health Facilities Financing Authority, Kaiser Permanente
Series A2, Rev., 4.00%, 11/01/2044	3,000	2,839
Series A-1-S, Rev., 5.00%, 11/01/2027	2,500	2,625
Series A-2, Rev., 4.00%, 11/01/2038	6,270	6,299
California Health Facilities Financing Authority, PIH Health, Series A, Rev., 5.00%, 06/01/2035	3,010	3,225
California Health Facilities Financing Authority, Stanford Health Care, Series A, Rev., 5.00%, 11/15/2030	2,000	2,107

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

California — continued
California Health Facilities Financing Authority, Sutter Health, Series A, Rev., 4.00%, 11/15/2048	2,240	2,034
California Housing Finance Agency
Rev., 3.25%, 08/20/2036	9,018	8,648
Rev., 3.50%, 11/20/2035	2,314	2,293
Rev., 4.25%, 01/15/2035	2,245	2,321
California Housing Finance Agency, Symphony at Del Sur, Rev., 5.00%, 05/01/2054 (z)	265	268
California Infrastructure & Economic Development Bank, J. Paul Getty Trust, Rev., 3.00%, 10/01/2047 (z)	1,000	1,002
California Infrastructure & Economic Development Bank, Los Angeles County, Series B, Rev., (SIFMA Municipal Swap Index + 0.70%), 4.02%, 12/01/2050 (aa)	1,370	1,368
California Infrastructure & Economic Development Bank, Sanford Consortium Project, Series A, Rev., 5.00%, 05/15/2031	1,230	1,242
California Infrastructure & Economic Development Bank, Sustainable Bond, Rev., AMT, 12.00%, 01/01/2065 (e) (z)	1,115	825
California Municipal Finance Authority
Rev., 0.00%, 02/20/2041 (z)	3,980	3,726
Rev., FHA HUD, 2.80%, 02/01/2028 (z)	4,000	3,991
Rev., AMT, 3.38%, 09/01/2050 (z)	5,750	5,718
Rev., 5.00%, 11/01/2035 (e)	1,000	1,063
Series A, Rev., 2.95%, 01/01/2056 (z)	3,815	3,819
Series A, Rev., 5.00%, 10/01/2044	2,400	2,406
Series B, Rev., AMT, 3.85%, 07/01/2051 (z)	4,500	4,500
California Municipal Finance Authority, Community Facilities No. 2023-5 Improvement, Special Tax, 5.50%, 09/01/2048	600	632
California Municipal Finance Authority, Open Door Community Health Center
Rev., 4.00%, 09/15/2034	920	970
Rev., 4.00%, 09/15/2035	960	1,006
Rev., 4.00%, 09/15/2036	1,000	1,040
California Municipal Finance Authority, Republic Services, Inc.
Rev., AMT, 4.38%, 09/01/2053 (z)	5,350	5,566
Rev., AMT, 3.88%, 03/01/2054 (z)	550	551
California Municipal Finance Authority, Republic Services, Inc. Project, Series A, Rev., AMT, 3.45%, 07/01/2041 (z)	1,455	1,455
California Municipal Finance Authority, Simpson University, Series A, Rev., 6.00%, 10/01/2050 (e)	2,000	1,972
California Municipal Finance Authority, Southern California Institute, Rev., 5.00%, 12/01/2037	745	761

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2025	SIX CIRCLES TRUST	155

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2025 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
California — continued
California Municipal Finance Authority, Taxable Virginia Oceanside Health Care Center, Rev., 3.64%, 07/01/2030 (e)	2,940	2,686
California Municipal Finance Authority, United Airlines, Inc. Project, Rev., AMT, 4.00%, 07/15/2029	2,500	2,511
California Municipal Finance Authority, View At Sanitary Bruno, Series A1, Rev., 5.00%, 06/01/2056 (z)	835	881
California Municipal Finance Authority, Waste Management, Inc., Series AR, Rev., AMT, 3.45%, 10/01/2041 (z)	1,035	1,038
California Municipal Finance Authority, Waste Management, Inc. Project, Series A, Rev., AMT, 2.40%, 10/01/2044 (z)	4,960	4,799
California Pollution Control Financing Authority, Plant Bonds
Rev., AMT, 5.00%, 07/01/2037 (e)	1,500	1,505
Rev., AMT, 5.00%, 11/21/2045 (e)	6,000	6,002
California Pollution Control Financing Authority, Poseidon Resources, Rev., AMT, 5.00%, 07/01/2037 (e)	2,200	2,366
California Pollution Control Financing Authority, Republic Services, Inc.
Rev., AMT, 3.45%, 11/01/2042 (e) (z)	5,750	5,750
Rev., AMT, 3.80%, 07/01/2043 (e) (z)	6,500	6,498
California Public Finance Authority, Series A, Rev., 6.20%, 06/01/2044 (e)	5,150	5,085
California Public Finance Authority, Enso Village Project, Green Bond, Rev., 5.00%, 11/15/2036 (e)	325	327
California Public Finance Authority, Henry Mayo Newhall Hospital, Rev., 5.00%, 10/15/2032	1,000	1,010
California School Finance Authority, Rev., 5.00%, 07/01/2046 (e)	1,500	1,500
California School Finance Authority, Rocketship Education Obligated, Series A, Rev., 5.00%, 06/01/2034 (e)	1,230	1,234
California State Public Works Board, Rev., 5.00%, 09/01/2029	2,000	2,191
California State Public Works Board, Various Capital Projects
Rev., 4.00%, 11/01/2030	1,245	1,258
Rev., 4.00%, 11/01/2031	1,000	1,010
Rev., 5.00%, 11/01/2026	565	577
Series D, Rev., 4.00%, 11/01/2037	1,000	1,038
California State University, Series A, Rev., 5.00%, 11/01/2044	2,640	2,756
California State University, Systemwide, Series A, Rev., 4.00%, 11/01/2035	1,000	1,002
California Statewide Communities Development Authority
Rev., 5.00%, 12/01/2034	1,750	2,074
Series A, Rev., 5.00%, 10/01/2028 (e)	10,000	10,758

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

California — continued
Series B, Special Assessment, 4.00%, 09/02/2040	570	553
Series B, Rev., 5.00%, 10/01/2035 (e)	10,000	11,740
California Statewide Communities Development Authority, Enloe Medical Center, Series A, Rev., 5.13%, 08/15/2047	500	511
California Statewide Communities Development Authority, Green Bond, Marin General Hospital, Rev., 4.00%, 08/01/2045	3,000	2,647
California Statewide Communities Development Authority, Loma Linda University Medical, Rev., 5.50%, 12/01/2058 (e)	6,700	6,769
California Statewide Communities Development Authority, Loma Linda University Medical Center
Rev., 5.25%, 12/01/2044	4,065	4,077
Rev., 5.50%, 12/01/2054	2,100	2,105
Series A, Rev., 5.00%, 12/01/2026 (e)	300	303
Series A, Rev., 5.00%, 12/01/2041 (e)	2,000	2,005
Series A, Rev., 5.25%, 12/01/2056 (e)	17,165	17,178
California Statewide Communities Development Authority, Montage Health, Series A, Rev., 4.00%, 06/01/2028	435	452
California Statewide Communities Development Authority, Southern California Edison, Rev., 4.50%, 11/01/2033	1,200	1,260
Central Valley Energy Authority, Rev., 5.00%, 12/01/2055 (z)	21,685	23,621
Chino Valley Unified School District, Election of 2016, Series C, GO, Zero Coupon, 08/01/2034	125	93
City & County of San Francisco Special Tax District No. 2020-1, Mission Rock Facilities and Services
Special Tax, 4.00%, 09/01/2031 (e)	300	307
Special Tax, 4.00%, 09/01/2036 (e)	155	156
City & County of San Francisco Special Tax District No. 2020-1, Special Tax
Special Tax, 5.50%, 09/01/2043 (e)	2,060	2,180
City of Dixon, Community Facilities District Improvement, Special Tax, 4.00%, 09/01/2036	200	201
City of Long Beach Airport System Revenue
Series C, Rev., AMT, 5.00%, 06/01/2042	1,000	1,036
Series C, Rev., AMT, 5.25%, 06/01/2047	1,000	1,025
City of Los Angeles Department of Airports
Rev., AMT, 5.00%, 05/15/2026	1,500	1,513
Rev., AMT, 5.00%, 05/15/2044	6,535	6,618
Series B, Rev., AMT, 5.00%, 05/15/2046	30,965	30,999
Series E, Rev., 5.00%, 05/15/2044	3,000	3,312

SEE NOTES TO FINANCIAL STATEMENTS.

156	SIX CIRCLES TRUST	DECEMBER 31, 2025

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
California — continued
City of Los Angeles Department of Airports, Los Angeles International Airport, Rev., AMT, 5.00%, 05/15/2032	1,000	1,063
City of Los Angeles Department of Airports, Senior
Series B, Rev., 5.00%, 05/15/2034	1,600	1,775
Series C, Rev., AMT, 5.00%, 05/15/2036	4,090	4,361
City of Los Angeles Department of Airports, Senior Bonds Green Bond Project
Rev., AMT, 5.00%, 05/15/2029	2,670	2,848
Rev., AMT, 5.25%, 05/15/2047	4,000	4,155
City of Los Angeles Department of Airports, Senior Bonds Private Activity, Rev., AMT, 5.50%, 05/15/2047	4,625	4,875
City of Los Angeles Department of Airports, Subordinate
Series B, Rev., 5.00%, 05/15/2040	900	986
Series C, Rev., AMT, 5.00%, 05/15/2033	1,330	1,373
Series D, Rev., AMT, 5.00%, 05/15/2027	2,605	2,677
Series D, Rev., AMT, 5.00%, 05/15/2028	500	525
Series D, Rev., AMT, 5.00%, 05/15/2029	4,485	4,785
Series E, Rev., 5.00%, 05/15/2039	1,510	1,597
Series E, Rev., 5.00%, 05/15/2044	1,000	1,036
City of Los Angeles Department of Airports, Subordinate Los Angeles International Airport
Rev., AMT, 5.00%, 05/15/2029	1,000	1,067
Rev., 5.00%, 05/15/2036	1,000	1,078
Rev., AMT, 5.25%, 05/15/2038	1,735	1,799
City of Los Angeles Department of Airports, Subordinate P3 Project
Series A, Rev., AMT, 5.00%, 05/15/2026	1,180	1,190
Series A, Rev., AMT, 5.00%, 05/15/2046	8,000	8,177
City of Los Angeles Department of Airports, Subordinated Los Angeles International, Rev., AMT, 5.25%, 05/15/2048	3,000	3,039
City of Los Angeles Department of Airports, Subordinated Los Angeles International Airport
Rev., AMT, 3.25%, 05/15/2049	3,000	2,257
Series D, Rev., AMT, 4.00%, 05/15/2051	3,000	2,672
City of Los Angeles Department of Airports, Sustainable Bond Subordinate, Rev., AMT, 5.00%, 05/15/2036	1,650	1,832
City of Los Angeles Department of Airports, Sustainable Bonds
Rev., AMT, 5.00%, 05/15/2034	850	968
Rev., AMT, 5.00%, 05/15/2035	3,000	3,435
Rev., AMT, 5.50%, 05/15/2055	3,335	3,554

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

California — continued
City of Los Angeles Department of Airports, Unrefunded Subordinate, Rev., AMT, 4.00%, 05/15/2038	1,995	2,008
City of Los Angeles Wastewater System Revenue, Subordinate, Series C, Rev., 5.00%, 06/01/2026	500	506
City of Los Angeles, Wastewater System Revenue, Series C, Rev., 5.00%, 06/01/2040	2,980	3,445
City of Roseville
Special Tax, 4.00%, 09/01/2040	1,000	989
Special Tax, 5.00%, 09/01/2035	1,160	1,219
City of San Francisco CA Public Utilities Commission Water Revenue, Rev., 5.00%, 11/01/2038	5,000	5,967
City of San Francisco Public Utilities Commission Water Revenue, Subordinate Public Utilities Commission, Rev., 4.00%, 11/01/2039	3,000	3,002
City of San Francisco, Public Utilities Commission Water Revenue, Regional Water, Series B, Rev., 5.00%, 11/01/2050	4,235	4,294
City of Santa Rosa Wastewater Revenue, Series A, Rev., 5.00%, 09/01/2033	1,770	1,986
City of Victorville Electric Revenue
Series A, Rev., 5.00%, 05/01/2038	1,055	1,173
Series A, Rev., 5.00%, 05/01/2039	1,110	1,226
City of West Sacramento CA Infrastructure Financing District No. 1
Tax Allocation, 5.00%, 09/01/2040	1,635	1,692
Tax Allocation, 5.13%, 09/01/2044	2,205	2,245
City of Woodland, Facilities District Number 2004 1 Capital Project, Special Tax, 4.00%, 09/01/2041	500	485
Coast Community College District, Election of 2012, Series F, GO, Zero Coupon, 08/01/2040	3,020	1,708
Compton Community Redevelopment Agency Successor Agency, Series A, Tax Allocation, 5.00%, 08/01/2042	750	797
Compton Unified School District, Series B, GO, BAM, Zero Coupon, 06/01/2036	1,400	916
County of Los Angeles Community Facilities District No. 2021-01, Valencia Facilities, Special Tax, 5.00%, 09/01/2033	105	113
County of Los Angeles, Community Facilities District No. 2021-01, Valencia Facilities, Special Tax, 5.00%, 09/01/2042	540	562
County of Sacramento CA Airport System Revenue
Series A, Rev., AMT, 5.00%, 07/01/2039	2,375	2,603
Series A, Rev., AMT, 5.00%, 07/01/2040	2,000	2,164
Series C, Rev., AMT, 5.00%, 07/01/2030	1,780	1,864

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2025	SIX CIRCLES TRUST	157

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2025 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
California — continued
County of Sacramento, Community Facilities District #2004-1, Special Tax, 5.00%, 09/01/2035	1,335	1,362
CSCDA Community Improvement Authority, Series A, Rev., 5.00%, 01/01/2054 (e)	7,245	6,570
CSCDA Community Improvement Authority, Altana-Glendale Sustainable Bond, Rev., 4.00%, 10/01/2056 (e)	1,000	836
CSCDA Community Improvement Authority, Renaissance at City Center, Series A, Rev., 5.00%, 07/01/2051 (e)	1,215	1,145
CSCDA Community Improvement Authority, Social Bonds, Rev., 4.00%, 08/01/2056 (e)	410	366
CSCDA Community Improvement Authority, Union South Bay, Social Bonds, Rev., 4.00%, 07/01/2056 (e)	2,000	1,646
Department of Veterans Affairs, Veteran’s Farm & Home Purchase Program, Series A, Rev., 3.00%, 12/01/2050	425	421
East Bay Municipal Utility District Water System Revenue, Green Bond, Series A, Rev., 5.00%, 06/01/2035	1,200	1,242
East County Advanced Water Purification Joint Powers Authority, Rev., 5.00%, 09/01/2026	2,000	2,022
Elk Grove Finance Authority, Special Tax, 4.00%, 09/01/2040	1,280	1,240
Foothill-De Anza Community College District, Capital Appreciation, Series B, GO, AMBAC, Zero Coupon, 08/01/2032	7,930	6,640
Fremont Unified School District, Series D, GO, 3.00%, 08/01/2033	1,205	1,208
Fremont Unified School District, Election 2014, Series E, GO, 4.00%, 08/01/2042	2,230	2,248
Golden State Tobacco Securitization Corp., Subordinated, Series B2, Rev., Zero Coupon, 06/01/2066	14,515	1,417
Golden State Tobacco Securitization Corp., Taxable Tobacco Settlement Asset Backed Bonds, Series C, Rev., 2.75%, 06/01/2034	1,240	1,103
Golden State Tobacco Securitization Corp., Tobacco Settlement Asset Backed Bonds, Rev., 5.00%, 06/01/2051	3,235	3,191
Hayward Unified School District, COP, 5.25%, 08/01/2047	3,000	3,033
Lammersville Joint Unified School District
Special Tax, 5.00%, 09/01/2040	300	317
Special Tax, 5.00%, 09/01/2045	575	588
Los Angeles Community College District, Series K, GO, 3.00%, 08/01/2039	700	664
Los Angeles County Development Authority, Rev., 3.35%, 09/01/2059 (z)	9,360	9,466

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

California — continued
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue, Proposition C, Series A, Rev., 5.00%, 07/01/2027	625	652
Los Angeles County Metropolitan Transportation Authority, Measure R Junior Subordinated, Green Bonds, Series A, Rev., 5.00%, 06/01/2034	7,000	7,257
Los Angeles County Sanitation Districts Financing Authority, Series A, Rev., 4.00%, 10/01/2033	1,000	1,004
Los Angeles County, Metropolitan Transportation Authority, Green Bond, Measure R Junior Subordinated, Series A, Rev., 5.00%, 06/01/2030	750	843
Los Angeles Department of Water, Series B, Rev., 5.00%, 07/01/2037	740	771
Los Angeles Department of Water & Power
Series A, Rev., 5.00%, 07/01/2028	360	376
Series A, Rev., 5.00%, 07/01/2029	1,000	1,079
Series A, Rev., 5.00%, 07/01/2036	1,000	1,134
Series A, Rev., 5.00%, 07/01/2037	645	726
Series A, Rev., BAM, 5.00%, 07/01/2041	625	688
Series A, Rev., BAM, 5.00%, 07/01/2042	195	212
Series A, Rev., BAM, 5.25%, 07/01/2045	1,000	1,077
Series A, Rev., BAM, 5.25%, 07/01/2046	1,000	1,072
Series B, Rev., 5.00%, 07/01/2031	12,880	14,378
Series B, Rev., 5.00%, 07/01/2034	850	980
Series B, Rev., 5.00%, 07/01/2035	835	936
Series B, Rev., 5.00%, 07/01/2036	1,000	1,134
Series B, Rev., 5.00%, 07/01/2037	500	552
Series B, Rev., 5.00%, 07/01/2038	855	957
Series B, Rev., 5.00%, 07/01/2039	680	744
Series C, Rev., 5.00%, 07/01/2030	3,835	4,173
Series C, Rev., 5.00%, 07/01/2033	1,980	2,260
Series C, Rev., 5.00%, 07/01/2037	4,500	5,153
Series C, Rev., 5.00%, 07/01/2038	900	983
Series C, Rev., 5.00%, 07/01/2039	500	556
Series C, Rev., 5.00%, 07/01/2040	1,515	1,667
Series C, Rev., 5.00%, 07/01/2041	810	874
Series C, Rev., 5.00%, 07/01/2042	3,815	4,148
Series E, Rev., 5.00%, 07/01/2035	525	603
Series E, Rev., 5.00%, 07/01/2036	520	586
Series E, Rev., 5.00%, 07/01/2037	1,605	1,794
Series E, Rev., 5.00%, 07/01/2039	1,235	1,367
Series E, Rev., 5.00%, 07/01/2048	1,000	1,041
Series E, Rev., 5.00%, 07/01/2053	500	514
Los Angeles Department of Water & Power Water System Revenue
Series B, Rev., 5.00%, 07/01/2030	2,785	2,936
Series B, Rev., BAM, 5.00%, 07/01/2031	10,725	12,002

SEE NOTES TO FINANCIAL STATEMENTS.

158	SIX CIRCLES TRUST	DECEMBER 31, 2025

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
California — continued
Series B, Rev., 5.00%, 07/01/2048	3,000	3,022
Series C, Rev., 5.00%, 07/01/2041	2,000	2,201
Series C, Rev., 5.00%, 07/01/2043	5,000	5,381
Los Angeles Department of Water & Power, Power System Bonds, Series C, Rev., 5.00%, 07/01/2037	1,000	1,059
Los Angeles Department of Water & Power, Power System Revenue Bonds
Rev., 5.00%, 07/01/2033	315	349
Rev., 5.00%, 07/01/2039	500	540
Los Angeles Department of Water & Power, Water System Revenue
Series A, Rev., 5.00%, 01/01/2030	850	914
Series A, Rev., 5.00%, 07/01/2036	700	794
Series A, Rev., 5.00%, 07/01/2039	1,000	1,107
Series B, Rev., 5.00%, 07/01/2033	1,285	1,467
Series B, Rev., 5.00%, 07/01/2034	120	138
Series B, Rev., 5.00%, 07/01/2035	180	209
Series B, Rev., 5.00%, 07/01/2037	600	679
Series B, Rev., 5.00%, 07/01/2039	1,445	1,617
Series B, Rev., 5.00%, 07/01/2042	1,100	1,188
Series B, Rev., 5.00%, 07/01/2047	500	516
Los Angeles Unified School District
GO, 4.00%, 07/01/2049	2,000	1,905
Series A, GO, 3.00%, 01/01/2034	2,000	1,993
Series C, GO, 4.00%, 07/01/2036	1,000	1,043
Series C, GO, 4.00%, 07/01/2038	1,860	1,922
Series C, GO, 5.00%, 07/01/2026	2,285	2,317
Los Angeles Unified School District, Election 2008, Series B1, GO, BAM, 5.00%, 07/01/2029	100	106
Los Angeles Unified School District, Sustainability Bonds, Series QRR, GO, 5.00%, 07/01/2026	550	558
Marin Municipal Water District, Subordinate, Rev., 4.00%, 06/15/2045	3,500	3,442
Metropolitan Water District of Southern California
Rev., 5.00%, 07/01/2037 (z)	550	609
Rev., 5.00%, 01/01/2038	3,015	3,187
Natomas Unified School District
Series A, GO, 4.00%, 08/01/2045	7,740	7,519
Series A, GO, 4.00%, 08/01/2049	2,655	2,536
New Hampshire Business Finance Authority, Rev., 0.00%, 07/20/2039 (z)	7,932	7,750
Norman Y Mineta San Jose International Airport SJC
Series A, Rev., BAM, AMT, 4.00%, 03/01/2034	3,875	3,996
Series A, Rev., AMT, 5.00%, 03/01/2027	1,480	1,514
Series A, Rev., AMT, 5.00%, 03/01/2031	1,000	1,096
Series A, Rev., AMT, 5.00%, 03/01/2032	2,000	2,179
Series A, Rev., AMT, 5.00%, 03/01/2036	1,160	1,177

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

California — continued
Northern California Energy Authority, Rev., 5.00%, 12/01/2054 (z)	2,000	2,132
Norwalk-La Mirada Unified School District, Series D, GO, 3.00%, 08/01/2043	2,000	1,680
Norwalk-La Mirada Unified School District, Election 2014, Series E, GO, 3.00%, 08/01/2050	10,000	7,589
Oakland Unified School District, Election Of 2020
Series A, GO, 5.00%, 08/01/2037	1,850	2,098
Series A, GO, 5.25%, 08/01/2041	1,410	1,577
Oakland Unified School District/Alameda County, Election Of 2012, Series A, GO, 4.00%, 08/01/2034	1,000	1,015
Ontario International Airport Authority, Series A, Rev., 5.00%, 05/15/2046	1,500	1,568
Orange County Community Facilities District, District No. 2021-1 Rienda, Series A, Special Tax, 5.00%, 08/15/2033	300	323
Oxnard Union High School District, Series B, GO, 5.00%, 08/01/2045	3,000	3,086
Palo Alto Unified School District, Capital Appreciation Election Of 2008, GO, Zero Coupon, 08/01/2032	15,385	13,000
Palomar Health, Rev., 5.00%, 11/01/2039	4,000	3,744
Palomar Health, Capital Appreciation, Electric of 2004
Series A, GO, Zero Coupon, 08/01/2028	500	451
Series A, GO, Zero Coupon, 08/01/2031	330	262
Peralta Community College District
GO, 5.00%, 08/01/2036	1,455	1,755
GO, 5.25%, 08/01/2037	2,000	2,302
Pittsburg Public Financing Authority, Series A, Rev., 4.13%, 08/01/2047	1,400	1,386
Port of Oakland
Rev., AMT, 5.00%, 05/01/2027 (p)	2,500	2,568
Rev., AMT, 5.00%, 05/01/2028 (p)	1,905	1,996
Rev., AMT, 5.00%, 05/01/2029	980	1,046
Rancho Mirage Community Facilities District, Special Tax, 5.00%, 09/01/2049	1,000	1,011
Regents of the University of California Medical Center Pooled Revenue, Series L, Rev., 4.00%, 05/15/2037	2,650	2,654
River Islands Public Financing Authority, Community Facilities District No. 2003-1, Special Tax, 5.25%, 09/01/2052	1,085	1,141
Sacramento City Unified School District, GO, BAM, 5.00%, 07/01/2031	525	597
Sacramento City Unified School District, 2020 Election Measure H
GO, 5.00%, 08/01/2043	550	601
GO, 5.00%, 08/01/2044	2,000	2,166
Sacramento Municipal Utility District, Series E, Rev., 5.00%, 08/15/2049 (z)	1,250	1,446

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2025	SIX CIRCLES TRUST	159

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2025 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
California — continued
Sacramento Municipal Utility District, Electric, Series H, Rev., 4.00%, 08/15/2040	2,000	2,046
San Bernardino Community College District, Election of 2018, Series A, GO, 3.00%, 08/01/2041 (p)	2,000	2,021
San Diego Community College District, GO, 4.00%, 08/01/2032 (p)	2,910	2,940
San Diego County Regional Airport Authority
Rev., AMT, 5.00%, 07/01/2033	4,000	4,536
Rev., AMT, 5.00%, 07/01/2034	2,165	2,476
Rev., AMT, 5.00%, 07/01/2036	2,500	2,840
Rev., AMT, 5.00%, 07/01/2053	2,500	2,555
Rev., AMT, 5.25%, 07/01/2041	4,300	4,745
Rev., AMT, 5.25%, 07/01/2044	9,400	10,070
Rev., AMT, 5.25%, 07/01/2045	6,200	6,593
Rev., AMT, 5.25%, 07/01/2058	3,000	3,108
San Diego County Regional Airport Authority Subordinate, Series B, Rev., AMT, 4.00%, 07/01/2035	2,915	2,979
San Diego County Regional Airport Authority, Subordinated, Series B, Rev., AMT, 5.00%, 07/01/2031	775	797
San Diego Unified School District
GO, Zero Coupon, 07/01/2030 (p)	1,000	885
Series K2, GO, Zero Coupon, 07/01/2038	2,045	1,226
San Diego Unified School District, Election 2008, Series E, GO, Zero Coupon, 07/01/2034	1,250	961
San Diego Unified School District, Election 2012, Series I, GO, 4.00%, 07/01/2047	8,000	7,597
San Diego Unified School District, Election Of 2008
Series SR-3A, GO, 5.00%, 07/01/2034	500	595
Series SR-3A, GO, 5.00%, 07/01/2035	500	591
San Dieguito School Facilities Financing Authority, Special Tax, 5.00%, 03/01/2031	1,030	1,087
San Francisco Bay Area Rapid Transit District Sales Tax Revenue, Series A, Rev., 4.00%, 07/01/2037	2,350	2,369
San Francisco Bay Area Rapid Transit District, Election 2004, Green Bond, GO, 5.00%, 08/01/2036	1,875	1,940
San Francisco Bay Area Rapid Transit District, Green Bonds, Series C1, GO, 4.00%, 08/01/2032	1,000	1,056
San Francisco Bay Area Rapid Transit District, Sustainable Bond Transit District, GO, 3.00%, 08/01/2037	2,495	2,385
San Francisco City & County Airport Commission - San Francisco International Airport
Rev., AMT, 5.25%, 05/01/2040	3,000	3,306

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

California — continued
Series D, Rev., AMT, 5.50%, 05/01/2055	2,000	2,117
San Francisco City & County Airport Commission-San Francisco International Airport, Series H, Rev., AMT, 5.00%, 05/01/2028	3,000	3,146
San Francisco City & County Airport Commission-San Francisco International Airport, Unrefunded, Rev., AMT, 5.00%, 05/01/2027	775	796
San Francisco City & County Airport Comm-San Francisco International Airport
Rev., AMT, 5.00%, 05/01/2041	9,075	9,096
Rev., AMT, 5.00%, 05/01/2046	5,000	5,002
Rev., AMT, 5.25%, 05/01/2042	6,895	6,988
Rev., AMT, 5.25%, 05/01/2044	5,645	6,002
Series A2, Rev., AMT, 5.00%, 05/01/2031	3,215	3,536
Series A, Rev., AMT, 5.00%, 05/01/2027	3,000	3,079
Series A, Rev., AMT, 5.00%, 05/01/2030	2,000	2,167
Series A, Rev., AMT, 5.00%, 05/01/2031	1,500	1,650
Series A, Rev., AMT, 5.00%, 05/01/2032	2,000	2,191
Series A, Rev., AMT, 5.50%, 05/01/2055	5,770	6,107
Series C, Rev., 5.00%, 05/01/2046	1,920	1,925
Series H, Rev., AMT, 5.00%, 05/01/2027	5,500	5,646
San Francisco City & County Public Utilities Commission Wastewater Revenue, Rev., 4.00%, 10/01/2039	1,325	1,325
San Francisco City & County Redevelopment Agency Successor Agency
Special Tax, 5.00%, 08/01/2036	1,000	1,144
Special Tax, 5.25%, 08/01/2037	1,000	1,156
Special Tax, 5.25%, 08/01/2038	1,000	1,150
San Jacinto Unified School District, Election 2016, GO, 4.00%, 08/01/2042	2,580	2,617
San Joaquin Hills Transportation Corridor Agency, Junior Lien
Series B, Rev., 5.25%, 01/15/2044	2,590	2,591
Series B, Rev., 5.25%, 01/15/2049	2,535	2,536
San Joaquin Hills Transportation Corridor Agency, Senior Lien Toll Road, Rev., 4.00%, 01/15/2034	3,000	3,135
San Joaquin Valley Clean Energy Authority, Sustainable Bonds, Rev., 5.50%, 01/01/2056 (z)	4,500	5,080
San Jose Unified School District, Taxable, GO, 1.01%, 08/01/2027	1,700	1,633

SEE NOTES TO FINANCIAL STATEMENTS.

160	SIX CIRCLES TRUST	DECEMBER 31, 2025

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
California — continued
San Mateo County Community College District, Capital Appreciation Election 2005, Series B, GO, NATL, Zero Coupon, 09/01/2035	1,955	1,450
South San Francisco Public Facilities Financing Authority, Multiple Capital Projects at Orange Memorial Park, Rev., 5.25%, 06/01/2046	1,000	1,055
Southern California Public Power Authority
Rev., 3.70%, 07/01/2040 (z)	3,000	3,006
Rev., 5.00%, 07/01/2034	650	755
Rev., 5.00%, 04/01/2055 (z)	30,320	32,206
Rev., BAM, 5.25%, 07/01/2042	1,000	1,113
Southern California Public Power Authority, Apex Power Project, Series A, Rev., 5.00%, 07/01/2033	500	577
Southern California Public Power Authority, Southern Transmission System, Rev., 5.00%, 07/01/2053	500	521
State of California
GO, 3.00%, 11/01/2040	500	454
GO, 4.00%, 09/01/2028	2,060	2,151
GO, 4.00%, 11/01/2041	1,000	1,000
GO, 5.00%, 04/01/2027	145	150
GO, 5.00%, 04/01/2028	1,000	1,059
GO, 5.00%, 04/01/2029	80	87
GO, 5.00%, 09/01/2029	1,000	1,096
GO, 5.00%, 11/01/2029	8,215	9,038
GO, 5.00%, 08/01/2032	1,225	1,418
GO, 5.00%, 09/01/2034	3,335	3,590
GO, 5.00%, 03/01/2038	3,000	3,496
GO, 5.00%, 08/01/2039	1,500	1,739
GO, 5.00%, 10/01/2047	500	501
State of California, Bidding Group A, GO, 5.00%, 09/01/2027	3,000	3,136
State of California, Taxable, GO, 4.60%, 04/01/2038 (p)	13,000	13,238
State of California, Taxable Bidding Group A, GO, 1.75%, 10/01/2028	5,000	4,749
State of California, Various Purpose
GO, 4.00%, 09/01/2031	1,000	1,008
GO, 4.00%, 11/01/2033	2,365	2,410
GO, 4.00%, 10/01/2035	1,885	1,991
GO, 4.00%, 10/01/2036	8,850	9,290
GO, 4.00%, 10/01/2037	4,500	4,689
GO, 5.00%, 04/01/2031	1,000	1,131
GO, 5.00%, 03/01/2034	1,455	1,598
GO, 5.00%, 04/01/2035	1,000	1,074
State of California, Veterans Bonds, GO, 5.00%, 12/01/2031	5,500	5,509
Stockton Unified School District, Series B, GO, 5.00%, 08/01/2031	5,000	5,745

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

California — continued
Tejon Ranch Public Facilities Finance Authority
Special Tax, 5.00%, 09/01/2038	1,000	1,086
Special Tax, 5.00%, 09/01/2042	615	642
Tender Option Bond Trust Receipts/Certificates, Series 2025-BAML5065, Rev., LOC: Bank of America NA, LIQ: Bank of America NA, 3.38%, 11/15/2051 (e) (z)	10,245	10,245
Tobacco Securitization Authority of Southern California, San Diego County Tobacco Asset Securitization
Rev., 5.00%, 06/01/2027	750	773
Rev., 5.00%, 06/01/2028	750	788
University of California
Rev., 5.00%, 05/15/2031	2,000	2,276
Series BM, Rev., 5.00%, 05/15/2029	1,665	1,818
Series BN, Rev., 5.00%, 05/15/2038	5,000	5,648
Series BT, Rev., 5.00%, 05/15/2026	4,000	4,039
Series CC, Rev., 5.00%, 05/15/2036	3,000	3,537
Series CC, Rev., 5.00%, 05/15/2043	2,500	2,754
Series CD, Rev., 5.00%, 05/15/2030	3,920	4,370
Series CD, Rev., 5.00%, 05/15/2036	4,190	5,008
Series CD, Rev., 5.00%, 05/15/2040	1,930	2,205
Series CD, Rev., 5.25%, 05/15/2040	770	941
Series CD, Rev., 5.50%, 05/15/2040	1,400	1,661
University of California, Limited Project
Series M, Rev., 4.00%, 05/15/2047	1,300	1,245
Series M, Rev., 5.00%, 05/15/2034	1,500	1,549
University of California, Limited Project Bonds, Series Q, Rev., 4.00%, 05/15/2040	1,000	1,027
University of California, Limited Project Revenue Bonds, Series Q, Rev., 5.00%, 05/15/2032	350	397
Upper Santa Clara Valley Joint Powers Authority
Series A, Rev., 4.00%, 08/01/2045	1,500	1,469
Series A, Rev., 4.00%, 08/01/2050	2,000	1,904
Victor Valley Union High School District, Series B, GO, 4.00%, 08/01/2036	1,270	1,273
West Contra Costa Healthcare District, Special Tax, 5.00%, 07/01/2027	805	837

		1,290,261

Colorado — 3.3%
Adams & Weld Counties School District No. 27J Brighton, GO, 5.00%, 12/01/2042	1,000	1,021
Aerotropolis Regional Transportation Authority
Rev., 4.25%, 12/01/2041	500	455
Rev., 5.50%, 12/01/2044 (e)	2,500	2,535
Rev., 5.75%, 12/01/2054 (e)	5,000	5,001

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2025	SIX CIRCLES TRUST	161

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2025 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Colorado — continued
Alpine Mountain Ranch Metropolitan District Special Improvement District No. 1, Special Assessment, 4.00%, 12/01/2040	500	467
Baseline Metropolitan District No. 1
GO, 4.00%, 12/01/2046	2,000	1,907
GO, 5.00%, 12/01/2049	1,970	2,046
Board of Water Commissioners City & County of Denver, Green Bond, Series A, Rev., 4.00%, 09/15/2042	2,180	2,184
Brighton Crossing Metropolitan District No. 6, Series A, GO, 5.00%, 12/01/2035	525	534
Castle Oaks Metropolitan District No. 3, GO, 4.00%, 12/01/2026	220	222
Centennial Water & Sanitation District, Rev., 5.00%, 12/01/2053	2,750	2,850
Centerra Metropolitan District No. 1, Rev., 6.50%, 12/01/2053	500	525
City & County of Denver Airport System Revenue
Series A, Rev., AMT, 4.00%, 12/01/2033	1,500	1,512
Series A, Rev., AMT, 5.00%, 11/15/2026	3,500	3,565
Series A, Rev., AMT, 5.00%, 11/15/2027	2,000	2,081
Series A, Rev., AMT, 5.00%, 11/15/2029	1,000	1,078
Series A, Rev., AMT, 5.00%, 12/01/2030	3,000	3,276
Series A, Rev., AMT, 5.00%, 12/01/2038	2,000	2,062
Series A, Rev., AMT, 5.00%, 11/15/2047	13,500	13,764
Series A, Rev., AMT, 5.50%, 11/15/2053	4,000	4,175
Series B, Rev., 5.25%, 11/15/2053	4,775	5,028
Series D, Rev., AMT, 5.75%, 11/15/2040	4,750	5,294
Series D, Rev., AMT, 5.75%, 11/15/2041	3,000	3,316
Series D, Rev., AMT, 5.75%, 11/15/2045	11,050	11,875
City & County of Denver Airport System Revenue, Subordinate
Series B, Rev., AMT, 5.00%, 11/15/2029	3,250	3,496
Series B, Rev., AMT, 5.00%, 11/15/2030	6,215	6,782
Series B, Rev., AMT, 5.00%, 11/15/2031	4,250	4,693
Series B, Rev., AMT, 5.50%, 11/15/2037	700	794

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Colorado — continued
City & County of Denver Airport System Revenue, Subordinated
Series A, Rev., AMT, 5.00%, 12/01/2027	5,840	6,063
Series A, Rev., AMT, 5.00%, 12/01/2034	2,510	2,617
Series A, Rev., AMT, 5.00%, 12/01/2043	3,000	3,038
City & County of Denver CO Airport System Revenue, Rev., AMT, 4.13%, 11/15/2053	5,000	4,472
City & County of Denver Dedicated Excise Tax Revenue, Series A, Rev., 4.00%, 08/01/2051	9,925	9,108
City of Colorado Springs, Bradley Ridge Apartments, Rev., 3.15%, 12/01/2045 (z)	2,170	2,174
Colorado Bridge & Tunnel Enterprise, Rev., 5.00%, 12/01/2036	1,500	1,738
Colorado Bridge & Tunnel Enterprise, Senior Infrastructure, Series A, Rev., 5.25%, 12/01/2049	2,330	2,478
Colorado Bridge Enterprise, Rev., AMT, 4.00%, 06/30/2051	1,500	1,281
Colorado Bridge Enterprise, Central 70 Project, Rev., AMT, 4.00%, 12/31/2030	1,505	1,519
Colorado Educational & Cultural Facilities Authority, Rev., 6.88%, 02/01/2059 (e)	5,525	5,789
Colorado Educational & Cultural Facilities Authority, Aspen View Academy Project
Rev., 4.00%, 05/01/2036	175	173
Rev., 4.00%, 05/01/2041	175	161
Colorado Health Facilities Authority
Rev., 4.00%, 11/15/2048	9,000	8,101
Rev., 4.00%, 05/15/2052	11,610	10,606
Rev., 5.00%, 05/15/2047	18,520	19,026
Rev., 5.00%, 05/15/2054	33,325	33,983
Rev., 5.00%, 11/15/2059 (z)	2,000	2,159
Series A, Rev., 5.00%, 11/01/2039	10,000	10,464
Colorado Health Facilities Authority, AdventHealth Obligated Group
Rev., 3.00%, 11/15/2051	9,790	7,084
Rev., 4.00%, 11/15/2038	2,000	2,026
Rev., 5.00%, 11/15/2038	1,000	1,082
Colorado Health Facilities Authority, Adventist Health System, Rev., 5.00%, 11/15/2036 (z)	1,295	1,320
Colorado Health Facilities Authority, Adventist Health System Sunbelt, Rev., 5.00%, 11/15/2041	4,000	4,015
Colorado Health Facilities Authority, Children’s Hospital, Series C, Rev., 5.00%, 12/01/2030	1,000	1,009

SEE NOTES TO FINANCIAL STATEMENTS.

162	SIX CIRCLES TRUST	DECEMBER 31, 2025

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Colorado — continued
Colorado Health Facilities Authority, Commonspirit Health
Rev., 5.25%, 11/01/2052	2,710	2,806
Series A1, Rev., 5.00%, 08/01/2027	1,025	1,057
Series A1, Rev., 5.00%, 08/01/2034	1,240	1,312
Series A2, Rev., 5.00%, 08/01/2028	2,215	2,328
Series A2, Rev., 5.00%, 08/01/2044	20,440	20,737
Series A, Rev., 5.00%, 12/01/2034	5,680	6,458
Colorado Health Facilities Authority, CommonSpirit Health
Rev., 5.00%, 09/01/2032	8,910	9,954
Rev., 5.00%, 09/01/2035	4,690	5,346
Colorado Health Facilities Authority, Covenant Living Communities, Rev., 5.00%, 12/01/2035	750	817
Colorado Health Facilities Authority, Craig Hospital Project
Rev., 5.25%, 12/01/2050	13,060	13,515
Rev., 5.50%, 12/01/2055	16,000	16,878
Colorado Health Facilities Authority, Improvement Bonds Christian Living Communities, Rev., 4.00%, 01/01/2042	500	449
Colorado Health Facilities Authority, Intermountain Healthcare, Rev., 5.00%, 05/15/2052	2,500	2,554
Colorado Health Facilities Authority, Sanford Health, Series A, Rev., 4.00%, 11/01/2039	3,400	3,401
Colorado High Performance Transportation Enterprise, C-470 Express Lanes
Rev., 5.00%, 12/31/2051	2,000	1,984
Rev., 5.00%, 12/31/2056	4,495	4,427
Colorado Housing and Finance Authority
Rev., GNMA/FNMA/FHLMC, 6.25%, 05/01/2055	7,560	8,492
Rev., GNMA/FNMA/FHLMC, 6.25%, 11/01/2055	3,370	3,767
Series H, Rev., GNMA COLL, 3.00%, 05/01/2050	1,100	1,089
Colorado Housing and Finance Authority, Class III Bonds Sustainable Bond, Rev., GNMA COLL, 6.50%, 05/01/2054	2,650	2,948
Colorado Housing and Finance Authority, Social Bonds
Series E, Rev., GNMA, 3.00%, 11/01/2051	1,615	1,596
Series H, Rev., GNMA, 3.00%, 11/01/2051	730	718
Series I, Rev., GNMA COLL, 6.00%, 05/01/2053	1,220	1,330
Series L, Rev., GNMA COLL, 3.25%, 11/01/2051	1,215	1,203

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Colorado — continued
Colorado Housing and Finance Authority, Sustainable Bond, Rev., GNMA/FNMA/FHLMC, 5.75%, 11/01/2054	4,185	4,616
Colorado Science and Technology Park Metropolitan District No. 1, Series B, Rev., 4.75%, 12/15/2054	1,000	994
Crystal Valley, Metropolitan District No. 2
Series A, GO, 5.00%, 12/01/2028	500	532
Series A, GO, 5.00%, 12/01/2030	360	399
Dawson Trails Metropolitan District No. 1, GO, Zero Coupon, 12/01/2031	6,734	4,324
Denver City & County, School District No. 1, GO, 5.00%, 12/01/2029	1,000	1,022
Denver Convention Center Hotel Authority, Senior, Rev., 5.00%, 12/01/2036	1,320	1,331
Denver Health & Hospital Authority, Series A, Rev., 6.00%, 12/01/2055	3,610	3,883
E-470 Public Highway Authority, Rev., 5.00%, 09/01/2040	1,550	1,724
E-470 Public Highway Authority, Capital Appreciation, Series A, Rev., NATL, Zero Coupon, 09/01/2027	1,250	1,195
E-470 Public Highway Authority, Capital Appreciation School Reform, Series B, Rev., NATL, Zero Coupon, 09/01/2030	290	255
E-470 Public Highway Authority, Senior
Series A, Rev., 5.00%, 09/01/2027	1,000	1,039
Series A, Rev., 5.00%, 09/01/2028	1,000	1,062
Falcon Area Water & Wastewater Authority, Series A, Rev., 6.75%, 12/01/2034 (e)	3,000	3,031
Jefferson Center Metropolitan District No. 1
Series A2, Rev., 4.13%, 12/01/2040	575	544
Series A2, Rev., 4.38%, 12/01/2047	795	727
Jefferson County School District, Series R1, GO, 5.00%, 12/15/2031	2,000	2,140
Jefferson County School District No. R-1, GO, 4.00%, 12/15/2032	1,500	1,588
Kremmling Memorial Hospital District, COP, 6.13%, 12/01/2044 (e)	3,850	3,854
Mesa County School District No. 50, GO, 5.50%, 12/01/2049	1,835	1,974
Metro Water Recovery, Series A, Rev., 5.00%, 04/01/2029	830	898
Mirabelle Metropolitan District No. 2, Senior
Series A, GO, 5.00%, 12/01/2035	600	652
Series A, GO, 5.00%, 12/01/2037	500	539
Park Creek Metropolitan District, Senior, Series A, Tax Allocation, 5.00%, 12/01/2043	1,500	1,575
Peak Metropolitan District No. 3, GO, 0.00%, 12/01/2042	3,950	2,774
Prairie Farm Metropolitan District, Series A, GO, 5.25%, 12/01/2048	1,244	1,233

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2025	SIX CIRCLES TRUST	163

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2025 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Colorado — continued
Public Authority for Colorado Energy, Rev., 6.50%, 11/15/2038	8,000	9,659
Pueblo Urban Renewal Authority, EVRAZ Project Tax, Increment, Tax Allocation, 4.75%, 12/01/2045 (e)	635	595
Redtail Ridge Metropolitan District, GO, Zero Coupon, 12/01/2032	4,000	2,512
Regional Transportation District Sales Tax Revenue, Fastracks Project, Series A, Rev., 5.00%, 11/01/2033	1,000	1,164
Regional Transportation District, Denver Transit Partners Eagle
Series A, Rev., 5.00%, 07/15/2026	575	580
Series A, Rev., 5.00%, 01/15/2027	1,000	1,017
Series A, Rev., 5.00%, 01/15/2032	1,470	1,584
Riverpark Metropolitan District/Arapahoe County, GO, 6.00%, 12/01/2042	1,150	1,173
Siena Lake Metropolitan District, GO, 3.75%, 12/01/2041	500	405
South Suburban Park & Recreation District, COP, 4.00%, 12/15/2036	1,350	1,368
State of Colorado
COP, 4.00%, 12/15/2040	1,600	1,613
COP, 6.00%, 12/15/2041	15,000	17,252
Series A, COP, 4.00%, 12/15/2039	1,500	1,518
Series A, COP, 5.00%, 12/15/2029	1,000	1,094
Series L, COP, 5.00%, 03/15/2028	1,000	1,052
State of Colorado, Health Sciences Facilities
COP, 5.00%, 11/01/2042	2,365	2,566
COP, 5.00%, 11/01/2053	1,500	1,553
Sterling Ranch Community Authority Board, Senior, Rev., 6.50%, 12/01/2054	1,000	1,036
Sterling Ranch Community Authority Board, Special Improvement District No. 1, Special Assessment, 5.63%, 12/01/2043	1,041	1,066
Sterling Ranch Metropolitan District No. 1, GO, 5.00%, 12/01/2040	500	501
Sunset Parks Metropolitan District, Series A, GO, 5.13%, 12/01/2054 (e)	800	775
The Canyons Metropolitan District No. 5
Series A, GO, BAM, 5.00%, 12/01/2035	640	721
Series A, GO, BAM, 5.00%, 12/01/2049	2,875	2,936
Series A, GO, BAM, 5.25%, 12/01/2059	7,725	7,992
Trails at Crowfoot Metropolitan District No. 3, GO, 4.25%, 12/01/2054	1,500	1,359
University of Colorado, Series B1, Rev., 4.00%, 06/01/2034 (p)	2,665	2,681
University of Colorado, University Enterprise, Rev., 2.00%, 06/01/2051 (z)	1,500	1,483
Verve Metropolitan District No. 1, GO, 5.00%, 12/01/2036	1,500	1,463

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Colorado — continued
Village Metropolitan District (The), GO, 4.15%, 12/01/2030	325	325
Villages at Johnstown Metropolitan District No. 3, Senior Bond, Series A, GO, 5.00%, 12/01/2040	583	587
Waterview II Metropolitan District, GO, 5.00%, 12/01/2041	1,250	1,258
Weld County School District No. RE-4
GO, 5.00%, 12/01/2029	1,100	1,202
GO, 5.00%, 12/01/2031	1,000	1,135
GO, 5.25%, 12/01/2047	5,000	5,303
Windler Public Improvement Authority, Series A1, Rev., 4.00%, 12/01/2036	2,565	2,297
Windy Gap Firming Project Water Activity Enterprise, Windy Gap Firming Project, Rev., 5.00%, 07/15/2051	5,000	5,149

		479,069

Connecticut — 0.9%
City of Bridgeport, Series A, GO, 4.00%, 06/01/2039	250	253
Connecticut Housing Finance Authority, Social Bonds
Series A1, Rev., 3.50%, 11/15/2051	45	45
Series B, Rev., 4.50%, 11/15/2043	2,725	2,761
Connecticut Housing Finance Authority, Sustainable Bond, Housing Mortgage Finance
Rev., 5.13%, 11/15/2043	5,000	5,201
Rev., 6.25%, 05/15/2054	4,420	4,796
Connecticut Housing Finance Authority, Sustainable Bonds, Rev., GNMA/FNMA/FHLMC, 4.45%, 11/15/2044	10,000	10,049
Connecticut State Health & Educational Facilities Authority
Series 2017 B1, Rev., 5.00%, 07/01/2029	4,845	5,276
Series A, Rev., 2.80%, 07/01/2048 (z)	2,000	2,000
Connecticut State Health & Educational Facilities Authority, Connecticut Children’s Medical Center, Rev., 5.25%, 07/15/2048	4,575	4,800
Connecticut State Health & Educational Facilities Authority, Hartford Healthcare Project
Series A, Rev., 5.00%, 07/01/2026	555	561
Series A, Rev., 5.00%, 07/01/2033	565	611
Connecticut State Health & Educational Facilities Authority, Quinnipiac University Issue, Rev., 5.00%, 07/01/2048	3,000	3,061
Connecticut State Health & Educational Facilities Authority, Stamford Hospital Issue
Rev., 4.00%, 07/01/2035	1,000	1,022

SEE NOTES TO FINANCIAL STATEMENTS.

164	SIX CIRCLES TRUST	DECEMBER 31, 2025

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Connecticut — continued
Rev., 4.00%, 07/01/2038	2,500	2,505
Rev., 4.00%, 07/01/2041	2,250	2,180
Rev., 5.00%, 07/01/2030	865	929
Connecticut State Higher Education Supplement Loan Authority
Rev., AMT, 4.13%, 11/15/2040	2,240	2,218
Series B, Rev., AMT, 4.88%, 11/15/2038	900	924
Series B, Rev., AMT, 5.00%, 11/15/2039	675	705
Series B, Rev., AMT, 5.00%, 11/15/2040	335	342
Series B, Rev., AMT, 5.00%, 11/15/2041	400	405
Connecticut State Higher Education Supplement Loan Authority, CHESLA Loan Program, Series B, Rev., AMT, 5.00%, 11/15/2030	495	526
Connecticut State, Health & Educational Facilities Authority, Sacred Heart University
Series K, Rev., 4.00%, 07/01/2045	4,625	4,275
Series K, Rev., 5.00%, 07/01/2037	950	1,012
Connecticut State, Health & Educational Facilities Authority, Yale University, Series C1, Rev., 5.00%, 07/01/2040 (z)	2,150	2,255
Stamford Housing Authority, Mozaic Concierge Living Project
Rev., 4.25%, 10/01/2030	5,000	5,051
Rev., 6.00%, 10/01/2040	1,750	1,840
State of Connecticut
GO, 5.00%, 03/15/2045	1,000	1,073
Series 2021A, GO, 3.00%, 01/15/2026	5,000	5,000
Series 2021A, GO, 3.00%, 01/15/2032	2,250	2,263
Series 2021A, GO, 3.00%, 01/15/2033	500	500
Series 2021A, GO, 4.00%, 01/15/2028	3,500	3,600
Series B, GO, 5.00%, 08/01/2033	1,750	2,026
Series C, GO, 5.00%, 06/15/2037	40	44
State of Connecticut Special Tax Revenue
Rev., BAM, 4.00%, 05/01/2039	2,990	3,057
Series A, Rev., 5.00%, 07/01/2028	500	531
Series A, Rev., 5.00%, 05/01/2035	500	553
Series A, Rev., 5.25%, 07/01/2042	10,000	10,936
Series B, Rev., 5.00%, 07/01/2030	1,500	1,661
Series D, Rev., 4.00%, 11/01/2038	3,500	3,590
Series D, Rev., 5.00%, 11/01/2028	1,480	1,582
Series D, Rev., 5.00%, 11/01/2033	1,675	1,881
State of Connecticut Special Tax Revenue, Transportation Infrastructure Purposes, Rev., 5.00%, 07/01/2043	4,740	5,137
State of Connecticut, Social Bonds, Series F, GO, 5.00%, 11/15/2041	1,525	1,654
State of Connecticut, Special Tax Obligation Bonds, Rev., 5.00%, 05/01/2040	300	318

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Connecticut — continued
State of Connecticut, Sustainale Bond
Series B, GO, 4.00%, 01/15/2041	1,000	1,018
Series B, GO, 5.00%, 01/15/2040	1,000	1,107
Steel Point Infrastructure Improvement District, Steelpointe Harbor Project, Tax Allocation, 4.00%, 04/01/2036 (e)	195	195
Town of Hamden
GO, BAM, 4.00%, 08/15/2027	535	545
GO, BAM, 5.00%, 08/15/2029	575	623
GO, BAM, 5.00%, 08/15/2031	500	562
Series A, GO, BAM, 5.00%, 08/01/2032	2,255	2,475
University of Connecticut
Series A, Rev., 5.00%, 01/15/2037	3,000	3,059
Series A, Rev., 5.00%, 08/15/2039	650	723
Series A, Rev., 5.00%, 08/15/2040	860	946

		122,262

Delaware — 0.3%
County of Kent DE, Rev., 5.00%, 07/01/2033	1,190	1,204
Delaware State Economic Development Authority, Rev., 3.60%, 01/01/2031	1,865	1,915
Delaware State Economic Development Authority, NRG Energy Project
Series A, Rev., 4.00%, 10/01/2045 (z)	21,670	21,710
Series B, Rev., 4.00%, 10/01/2040 (z)	2,855	2,861
Delaware State Health Facilities Authority, Beebe Medical Center, Rev., 5.00%, 06/01/2050	2,250	2,150
Delaware State Health Facilities Authority, Christiana Health Care System, Rev., 5.00%, 10/01/2039	5,345	5,628
Delaware Transportation Authority, Rev., 5.00%, 07/01/2033	2,265	2,490
State of Delaware
GO, 2.00%, 02/01/2036	6,910	5,875
GO, 4.00%, 02/01/2031	1,000	1,045
GO, 5.00%, 02/01/2028	5,020	5,287
GO, 5.00%, 02/01/2031	85	96

		50,261

District of Columbia — 1.5%
District of Columbia
GO, 5.00%, 12/01/2030	1,070	1,194
GO, 5.00%, 12/01/2031	2,210	2,507
Rev., 5.00%, 06/01/2040	1,725	1,732
Rev., 5.00%, 04/01/2060 (z)	5,500	6,210
Series A, Rev., 4.00%, 03/01/2037	2,000	2,041
Series A, Rev., 4.00%, 03/01/2040	10,000	10,048
Series A, GO, 5.00%, 01/01/2027	475	487
Series A, Rev., 5.00%, 03/01/2031	1,500	1,629
Series A, GO, 5.00%, 01/01/2038	1,000	1,114
Series A, GO, 5.00%, 01/01/2040	2,400	2,623
Series C, Rev., 4.00%, 05/01/2039	2,500	2,533
Series C, Rev., 4.00%, 05/01/2045	5,000	4,793

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2025	SIX CIRCLES TRUST	165

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2025 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
District of Columbia — continued
Series D, GO, 5.00%, 02/01/2028	820	862
Series D, GO, 5.00%, 02/01/2029	70	75
Series E, GO, 5.00%, 02/01/2028	110	116
District of Columbia Housing Finance Agency, Rev., 5.00%, 12/01/2028 (z)	225	234
District of Columbia Housing Finance Agency, Belmont Crossing Phase II, Rev., 5.00%, 03/01/2029 (z)	330	342
District of Columbia Housing Finance Agency, Paxton Project, Rev., 3.35%, 09/01/2040 (z)	2,040	2,040
District of Columbia Income Tax Revenue
Series A, Rev., 5.00%, 10/01/2037	2,000	2,287
Series A, Rev., 5.00%, 05/01/2038	1,450	1,620
Series A, Rev., 5.00%, 05/01/2039	2,000	2,220
Series A, Rev., 5.00%, 06/01/2039	1,500	1,704
Series A, Rev., 5.00%, 06/01/2040	2,685	3,019
District of Columbia Water & Sewer Authority
Rev., 4.00%, 10/01/2041	1,525	1,525
Rev., 5.00%, 10/01/2043	2,505	2,716
Rev., 5.00%, 10/01/2045	1,445	1,542
District of Columbia Water & Sewer Authority, Green Bond Subordinate, Series A, Rev., 5.00%, 10/01/2038	1,010	1,069
District of Columbia Water & Sewer Authority, Subordinate, Series C1, Rev., 5.00%, 10/01/2031	2,000	2,264
District of Columbia, Latin American Montessori, Rev., 4.00%, 06/01/2030	555	550
District of Columbia, National Child Research Center, Rev., VRDO, LOC: Truist Bank, 3.80%, 01/07/2026 (z)	1,985	1,985
District of Columbia, National Public Radio
Rev., 4.00%, 04/01/2032 (p)	1,500	1,505
Rev., 5.00%, 04/01/2028 (p)	270	271
Rev., 5.00%, 04/01/2029 (p)	275	277
Metropolitan Washington Airports Authority
Rev., AMT, 5.00%, 10/01/2026	1,335	1,358
Rev., AMT, 5.00%, 10/01/2029	2,000	2,070
Series A, Rev., AMT, 5.00%, 10/01/2027	1,515	1,570
Metropolitan Washington Airports Authority Aviation Revenue
Rev., AMT, 4.00%, 10/01/2051	2,500	2,214
Rev., AMT, 5.00%, 10/01/2044	3,500	3,628
Series A, Rev., AMT, 5.00%, 10/01/2028	3,880	4,104
Series A, Rev., AMT, 5.00%, 10/01/2030	1,000	1,090
Series A, Rev., AMT, 5.00%, 10/01/2031	1,730	1,750
Series A, Rev., AMT, 5.00%, 10/01/2032	5,000	5,453

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

District of Columbia — continued
Series A, Rev., AMT, 5.25%, 10/01/2039	1,135	1,240
Series A, Rev., AMT, 5.25%, 10/01/2048	7,000	7,253
Metropolitan Washington Airports Authority Aviation Revenue, Airport System
Series A, Rev., AMT, 5.00%, 10/01/2033	3,000	3,193
Series A, Rev., AMT, 5.00%, 10/01/2049	5,000	5,035
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, Dulles Metrorail & Capital, Rev., 4.00%, 10/01/2052	10,000	8,872
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, Subordinated Dulles Metrorail, Rev., 4.00%, 10/01/2053	1,965	1,737
Metropolitan Washington Airports Authority, Aviation Revenue
Series A, Rev., AMT, 5.00%, 10/01/2031	4,390	4,853
Series A, Rev., AMT, 5.00%, 10/01/2033	3,205	3,458
Series A, Rev., AMT, 5.00%, 10/01/2048	3,940	3,968
Series A, Rev., AMT, 5.25%, 10/01/2040	3,000	3,360
Series A, Rev., AMT, 5.25%, 10/01/2041	2,000	2,215
Metropolitan Washington Airports Authority, Dulles Toll Road Revenue Subordinated Lien Dulles Metrorail, Series B, Rev., 4.00%, 10/01/2049	2,000	1,768
Metropolitan Washington Airports Authority, Dulles Toll Road Revenue, Second Lien, Series C, Rev., 6.50%, 10/01/2041 (p)	350	360
Tender Option Bond Trust Receipts/Certificates
Series 2025-XX1413, Rev., LIQ: Barclays Bank plc, 3.35%, 07/15/2060 (e)	3,000	3,000
Series 2025-ZL0667, Rev., LIQ: Barclays Bank plc, 3.35%, 07/15/2060 (e)	8,000	8,000
Washington Convention & Sports Authority
Series A, Rev., 4.00%, 10/01/2034	1,015	1,048
Series A, Rev., 5.00%, 10/01/2033	1,000	1,094
Washington Convention & Sports Authority, Senior Lien, Series B, Tax Allocation, 5.00%, 10/01/2029 (p)	1,000	1,092
Washington Convention and Sports Authority, Dedicated Tax Revenue Prerefunded Refunding Senior Lien, Tax Allocation, 5.00%, 10/01/2030 (p)	695	775

SEE NOTES TO FINANCIAL STATEMENTS.

166	SIX CIRCLES TRUST	DECEMBER 31, 2025

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
District of Columbia — continued
Washington Convention and Sports Authority, Dedicated Tax Revenue Unrefunded Balance Refunding Senior, Tax Allocation, 5.00%, 10/01/2030	805	888
Washington Metropolitan Area Transit Authority
Series A, Rev., 5.00%, 07/15/2026	1,650	1,672
Series A, Rev., 5.00%, 07/15/2037	2,000	2,151
Series B, Rev., 5.00%, 07/01/2032	1,115	1,151
Washington Metropolitan Area Transit Authority Dedicated Revenue
Rev., 5.00%, 07/15/2054	23,750	24,383
Rev., 5.25%, 07/15/2059	17,870	18,672
Series A, Rev., 5.00%, 07/15/2046	1,190	1,225
Washington Metropolitan Area Transit Authority Dedicated Revenue, Sustainability Financed Bond, Rev., 5.00%, 07/15/2029	3,000	3,247
Washington Metropolitan Area Transit Authority, Dedicated Revenue, Sustainable Bond, Series A, Rev., BAM, 3.00%, 07/15/2036	5,925	5,657
Washington Metropolitan Area Transit Authority, Green Bond, Series A, Rev., 5.00%, 07/15/2029	1,540	1,667

		211,405

Florida — 5.1%
Alachua County Health Facilities Authority
Rev., 3.63%, 10/01/2030	870	872
Rev., 3.75%, 10/01/2030	765	766
Alachua County Health Facilities Authority, Oak Hammock at The University of Florida, Inc. Project, Rev., 4.00%, 10/01/2031	615	627
Alachua County Health Facilities Authority, Shands Teaching Hospital & Clinics, Rev., 5.00%, 12/01/2034	2,570	2,709
Ave Maria Stewardship Community District, Phase 3 Master Improvements Project
Special Assessment, 2.75%, 05/01/2031	420	396
Special Assessment, 3.13%, 05/01/2041	1,775	1,461
Ave Maria Stewardship Community District, Phase 5 Master Improvement Project, Special Assessment, 5.30%, 05/01/2045	605	605
Avenir Community Development District, Special Assessment, 5.63%, 05/01/2054	1,000	1,001
Aventura Isles Community Development District
Special Assessment, 5.00%, 05/01/2034	720	778

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Florida — continued
Special Assessment, 5.00%, 05/01/2043	1,000	1,016
Babcock Ranch Community Independent Special District
Special Assessment, 4.00%, 05/01/2052	695	571
Special Assessment, 5.00%, 05/01/2044 (e)	995	998
Belmond Reserve Community Development District, 202 Project, Special Assessment, 4.00%, 05/01/2040	340	340
Belmont II Community Development District, 2020 Assessment Area, Special Assessment, 3.13%, 12/15/2030	125	123
Boggy Branch Community Development District, Special Assessment, 2.50%, 05/01/2026	100	99
Boggy Creek Improvement District, Special Assessment, Series 2013, Special Assessment, 5.13%, 05/01/2043 (e)	950	950
Brevard County Health Facilities Authority, Health First Obligated Group, Rev., 5.00%, 04/01/2052	8,235	8,309
Brevard County Health Facilities Authority, Health First, Inc., Rev., 4.00%, 04/01/2036	1,790	1,790
Broward County Water & Sewer Utility Revenue, Series A, Rev., 4.00%, 10/01/2038	675	698
Capital Projects Finance Authority, Florida University Project, Series A1, Rev., 5.00%, 10/01/2032	1,350	1,432
Capital Projects Finance Authority, IPS Enterprises, Inc. Projects, Rev., 7.00%, 06/15/2030 (e)	4,000	4,125
Capital Projects Finance Authority/FL, Rev., 5.00%, 06/15/2044 (e)	760	719
Capital Trust Agency, Inc., Imagine School at North Manatee, Rev., 5.00%, 06/01/2041 (e)	325	306
Capital Trust Agency, Inc., Lutz Preparatory School, Inc. Project, Series A, Rev., 4.00%, 06/01/2041	300	278
Capital Trust Agency, Inc., Tallahassee Classical School, Rev., 4.00%, 07/01/2036 (e)	1,370	1,080
Capital Trust Agency, Inc., Franklin Academy Project, Rev., 5.00%, 12/15/2050 (e)	2,350	2,091
Capital Trust Authority
Series A, Rev., 5.00%, 12/01/2032	1,000	1,121
Series A, Rev., 5.00%, 12/01/2035	5,895	6,713
Capital Trust Authority, Ips Enterprises, Inc., Series A, Rev., 6.00%, 06/15/2043 (e)	4,350	4,466

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2025	SIX CIRCLES TRUST	167

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2025 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Florida — continued
Center Lake Ranch West Community Development District, Assessment Area Two, Special Assessment, 5.60%, 05/01/2055 (e)	1,000	1,002
Central Florida Expressway Authority
Rev., 5.00%, 07/01/2032	1,500	1,714
Series B, Rev., 4.00%, 07/01/2035 (p)	5,600	5,641
Series D, Rev., 5.00%, 07/01/2029	565	610
Series D, Rev., 5.00%, 07/01/2034	3,000	3,323
Series D, Rev., 5.00%, 07/01/2035	10,000	11,028
Central Florida Expressway Authority, Senior Lien
Rev., 4.00%, 07/01/2038	3,625	3,704
Rev., 4.00%, 07/01/2039	1,260	1,282
Centre Lake Community Development District, Special Assessment, 3.00%, 05/01/2042	605	517
Chapel Creek Community Development District, Special Assessment, 3.00%, 05/01/2031 (e)	160	156
Charlotte County Industrial Development Authority, Town & Country Utilities Project, Rev., AMT, 5.00%, 10/01/2049 (e)	2,985	2,920
Charlotte County Industrial Development Authority/FL, Rev., AMT, 5.88%, 10/01/2045	1,250	1,300
City of Daytona Beach, Rev., 5.50%, 09/01/2049	5,000	5,404
City of Delray Beach Water & Sewer Revenue
Rev., 5.00%, 10/01/2042	750	831
Rev., 5.00%, 10/01/2043	1,520	1,666
Rev., 5.25%, 10/01/2055	5,685	6,074
City of Doral FL, GO, 4.00%, 07/01/2043	3,055	3,055
City of Jacksonville, Baptist Health, Rev., VRDO, 3.36%, 01/07/2026 (z)	9,260	9,260
City of Jacksonville, Bayptist Health, Rev., VRDO, 3.36%, 01/07/2026 (z)	1,200	1,200
City of Jacksonville, Brooks Rehabilitation Project
Rev., 4.00%, 11/01/2034	500	507
Rev., 4.00%, 11/01/2045	1,500	1,360
City of Miami Beach, Arts and Cultural Facilities, Series A, GO, 5.25%, 05/01/2053	5,000	5,260
City of Pensacola, Airport Revenue, Rev., AMT, 5.50%, 10/01/2050	4,650	4,913
City of Pompano Beach, John Knox Village Project, Series A, Rev., 4.00%, 09/01/2036	175	174
City of Port St. Lucie Stormwater Utility Revenue, Rev., 4.00%, 05/01/2039	1,075	1,091
City of Tallahassee FL Energy System Revenue
Rev., 5.00%, 10/01/2033	2,500	2,899

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Florida — continued
Rev., 5.00%, 10/01/2034	1,500	1,757
City of Tallahassee, Energy System Revenue, Rev., 5.00%, 10/01/2028	2,000	2,134
City of Tallahassee, Tallahassee Memorial Healthcare, Rev., 5.00%, 12/01/2040	3,000	3,001
City of Tampa, Baycare, Series A, Rev., 5.00%, 11/15/2046	10,000	10,016
City of Tampa, H. Lee Moffitt Cancer Center, Rev., 5.00%, 07/01/2050	4,000	4,032
Collier County Health Facilities Authority, The Moorings, Inc., Rev., 4.00%, 05/01/2052	145	122
County of Broward Convention Center Hotel Revenue, First Tier, Rev., 5.00%, 01/01/2047	5,000	5,177
County of Broward Port Facilities Revenue
Rev., AMT, 5.50%, 09/01/2050	6,405	6,802
Rev., AMT, 5.50%, 09/01/2052	3,675	3,840
County of Broward Tourist Development Tax Revenue, Convention Center Expansion Project, Rev., 5.00%, 09/01/2031	3,000	3,375
County of Broward, Airport System Revenue
Rev., AMT, 5.00%, 10/01/2033	655	674
Series A, Rev., AMT, 5.00%, 10/01/2028	800	843
Series A, Rev., AMT, 5.00%, 10/01/2036	2,000	2,107
County of Broward, Port Facilities Revenue, Senior Bond, Series B, Rev., AMT, 4.00%, 09/01/2044	3,000	2,734
County of Broward, Tourist Development Tax Revenue, Convention Center Expansion Project, Rev., 4.00%, 09/01/2047	3,000	2,703
County of Hillsborough, Rev., 4.00%, 08/01/2034	4,370	4,526
County of Lee Airport Revenue
Series B, Rev., AMT, 5.00%, 10/01/2029	180	193
Series B, Rev., AMT, 5.00%, 10/01/2032	2,000	2,184
County of Lee Local Option Gas Tax Revenue, Rev., 5.25%, 08/01/2049	13,000	13,448
County of Miami-Dade Aviation Revenue
Rev., 5.00%, 10/01/2041	6,000	6,039
Series A, Rev., AMT, 5.00%, 10/01/2030	2,000	2,002
Series A, Rev., 5.00%, 10/01/2031	2,000	2,200
Series A, Rev., AMT, 5.00%, 10/01/2044	2,200	2,231
Series A, Rev., AMT, 5.00%, 10/01/2049	3,250	3,267
Series B, Rev., AMT, 5.00%, 10/01/2040	23,000	23,325

SEE NOTES TO FINANCIAL STATEMENTS.

168	SIX CIRCLES TRUST	DECEMBER 31, 2025

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Florida — continued
County of Miami-Dade FL Aviation Revenue
Rev., AMT, 5.00%, 10/01/2029	2,920	3,124
Rev., AMT, 5.00%, 10/01/2035	15,000	16,665
Rev., AMT, 5.00%, 10/01/2036	3,710	4,088
County of Miami-Dade FL Transit System, Rev., 4.00%, 07/01/2035	3,405	3,417
County of Miami-Dade FL Water & Sewer System Revenue
Rev., 5.00%, 10/01/2041	4,500	4,913
Rev., 5.00%, 10/01/2042	5,000	5,408
County of Miami-Dade Seaport Department, Senior Bonds
Series A, Rev., AMT, 5.00%, 10/01/2030	1,970	2,130
Series A, Rev., AMT, 5.00%, 10/01/2031	2,975	3,257
Series A, Rev., AMT, 5.00%, 10/01/2033	3,500	3,830
Series A, Rev., AMT, 5.25%, 10/01/2052	2,000	2,030
County of Miami-Dade Seaport Department, Subordinate, Series A1, Rev., AMT, 4.00%, 10/01/2040	2,675	2,674
County of Miami-Dade Transit System
Rev., 4.00%, 07/01/2048	5,000	4,564
Series A, Rev., 4.00%, 07/01/2045	2,070	1,913
County of Miami-Dade, Building Better Communities Project, Series A, GO, 4.00%, 07/01/2044	350	342
County of Miami-Dade, Public Health Trust Program, GO, 4.00%, 07/01/2042	3,000	3,006
County of Monroe Airport Revenue, Key West International Airport, Series 202, Rev., AMT, 5.00%, 10/01/2052	2,450	2,412
County of Orange Water Utility System Revenue, Rev., 5.00%, 10/01/2028	2,040	2,180
County of Palm Beach, Lynn University Housing Project, Series A, Rev., 5.00%, 06/01/2057 (e)	1,000	866
Currents Community Development District, Series A, Special Assessment, 4.00%, 05/01/2051 (e)	2,000	1,663
Cypress Mill Community Development District, 2023 Project, Special Assessment, 5.00%, 05/01/2053	1,025	1,013
Cypress Preserve Community Development District, Assessment Area Two, Special Assessment, 4.00%, 11/01/2039	325	304
DG Farms Community Development District, Special Assessment, 3.75%, 05/01/2040	400	372
Duval County Public Schools, Series A, COP, 5.00%, 07/01/2032	4,750	5,184

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Florida — continued
Eden Hills Community Development District, Special Assessment, 4.00%, 05/01/2040	300	297
Epperson North Community Development District, Assessment Area, Special Assessment, 2.50%, 05/01/2026	40	40
Epperson Ranch II Community Development District, Assessment Area Two Capital Improvement, Special Assessment, 4.20%, 05/01/2040	1,170	1,130
Escambia County Health Facilities Authority, Azalea Trace, Inc., Rev., VRDO, 2.60%, 01/02/2026 (z)	4,100	4,100
Everlands II Community Development District, Special Assessment, 5.20%, 06/15/2044	725	737
Florida Development Finance Corp.
Rev., AMT, 3.40%, 09/01/2050 (z)	2,550	2,561
Rev., AMT, 4.38%, 10/01/2054 (e) (z)	17,000	17,197
Rev., 5.00%, 06/01/2044 (e)	1,750	1,693
Rev., 5.25%, 06/01/2059 (e)	3,145	2,972
Rev., AMT, 10.00%, 07/01/2057 (e) (z)	7,445	5,212
Series A, Rev., 4.00%, 06/01/2030	400	389
Florida Development Finance Corp., Brightline Florida Passenger
Rev., AMT, 0.00%, 07/15/2032 (e)	2,810	1,012
Rev., AMT, 5.00%, 07/01/2041	4,500	3,375
Rev., AMT, 5.00%, 07/01/2044	9,930	9,745
Rev., AMT, 5.25%, 07/01/2047	6,050	5,948
Rev., AMT, 5.25%, 07/01/2053	4,000	3,932
Rev., AMT, 5.50%, 07/01/2053	6,000	4,500
Florida Development Finance Corp., Discovery High School Project, Series A, Rev., 4.00%, 06/01/2030 (e)	1,000	884
Florida Development Finance Corp., Lakeland Regional Health System, Rev., 4.00%, 11/15/2037	2,400	2,424
Florida Development Finance Corp., Mater Academy Project, Series A, Rev., 5.00%, 06/15/2040	400	402
Florida Development Finance Corp., Tampa General Hospital Project, Rev., 5.25%, 08/01/2055 (e)	4,750	4,809
Florida Development Finance Corp., UF Health Jacksonville Project, Rev., 5.00%, 02/01/2035	1,200	1,276
Florida Development Finance Corp., Waste Pro USA, Inc., Rev., AMT, 5.00%, 05/01/2029 (e)	2,500	2,523
Florida Development Finance Corp., Waste Pro USA, Inc. Project, Rev., AMT, 4.45%, 07/01/2037 (e) (z)	5,000	5,040
Florida Housing Finance Corp.
Rev., GNMA/FNMA/FHLMC, 6.25%, 01/01/2055	2,895	3,156

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2025	SIX CIRCLES TRUST	169

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2025 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Florida — continued
Series 2, Rev., GNMA/FNMA/FHLMC, 3.00%, 07/01/2052	380	375
Series 3, Rev., GNMA/FNMA/FHLMC COLL, 5.75%, 01/01/2054	605	657
Florida Housing Finance Corp., Arbours at Emerald Springs, Rev., 3.15%, 12/01/2028 (z)	330	331
Florida Housing Finance Corp., Magnolia Trail, Rev., 3.15%, 07/01/2043 (z)	725	726
Florida Housing Finance Corp., Mariposa Grove Apartments, Series R, Rev., 3.15%, 01/01/2044 (z)	1,780	1,783
Florida Housing Finance Corp., Social Bond, Social Bond, Series 1, Rev., GNMA/FNMA/FHLMC, 3.00%, 01/01/2052	820	811
Florida Housing Finance Corp., Social Bonds
Series 1, Rev., GNMA/FNMA/FHLMC, 3.50%, 07/01/2052	740	738
Series 2, Rev., GNMA/FNMA/FHLMC, 3.00%, 07/01/2051	3,545	3,508
Florida Housing Finance Corp., Southward Village Phase 2, L.P., Rev., 3.20%, 12/01/2044 (z)	3,545	3,553
Florida Local Government Finance Commission
Rev., 4.20%, 11/15/2030 (e)	3,260	3,280
Rev., 6.63%, 11/15/2045 (e)	1,665	1,757
Florida Municipal Loan Council, Shingle Creek Transit and Utility Community Development District, Special Assessment, AMT, 5.15%, 05/01/2044	655	669
Florida State Board of Governors Florida International University Dormitory Rev, Series A, Rev., BAM, 5.00%, 07/01/2029	1,900	2,050
Florida State Board of Governors University of North Florida Dormitory Revenue, Series A, Rev., BAM, 5.00%, 11/01/2053	6,375	6,530
Fort Pierce Utilities Authority, Series A, Rev., 5.00%, 10/01/2039	925	1,001
Grand Bay at Doral Community Development District, Assessment Area Two Phase I
Special Assessment, 5.00%, 05/01/2035	1,000	1,090
Special Assessment, 5.00%, 05/01/2045	1,000	1,007
Greater Orlando Aviation Authority
Series A, Rev., AMT, 4.00%, 10/01/2040	1,670	1,643
Series A, Rev., AMT, 5.00%, 10/01/2032	1,500	1,590
Series A, Rev., AMT, 5.00%, 10/01/2046 (p)	5,000	5,076

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Florida — continued
Series A, Rev., AMT, 5.00%, 10/01/2049	8,880	8,939
Greater Orlando Aviation Authority Orlando Amt Subordinated, Rev., AMT, 5.00%, 10/01/2036	1,000	1,112
Greater Orlando Aviation Authority, Priority Subordinated
Series A, Rev., AMT, 5.00%, 10/01/2033	1,500	1,541
Series A, Rev., AMT, 5.00%, 10/01/2036	2,230	2,281
Greater Orlando Aviation Authority, United Airlines, Inc. Project, Rev., AMT, 5.25%, 11/01/2034	2,000	2,144
Hammock Reserve Community Development District, Special Assessment, 4.70%, 05/01/2042	1,370	1,355
Hammock Reserve Community Development District, Assessment Area One Project, Special Assessment, 4.00%, 05/01/2040	545	529
Highlands County Health Facilities Authority, Adventist Health System/Sunbelt Obligated Group, Series A, Rev., 0.00%, 11/15/2037 (z)	17,000	17,000
Hillsborough County Industrial Development Authority
Rev., 4.13%, 11/15/2051	6,965	6,452
Rev., 5.25%, 11/15/2049	1,500	1,589
Hillsborough County Industrial Development Authority, Tampa General Hospital Project
Rev., 4.00%, 08/01/2050	5,000	4,286
Series A, Rev., 4.00%, 08/01/2045	3,275	2,969
Hillsborough County, Industrial Development Authority, Baycare Health System, Series C, Rev., VRDO, LOC: TD Bank NA, 2.35%, 01/07/2026 (z)	3,400	3,400
Hobe-St Lucie Conservancy District, Special Assessment, 5.88%, 05/01/2055	1,000	1,021
JEA Electric System Revenue
Rev., 5.00%, 10/01/2033	1,000	1,154
Series 3A, Rev., 5.00%, 10/01/2035	5,000	5,403
Series IIIB, Rev., 5.00%, 10/01/2032	1,295	1,343
JEA Electric System Revenue, Subordinate, Series A, Rev., 5.00%, 10/01/2031	1,795	2,020
JEA Water & Sewer System Revenue, Series A, Rev., 4.00%, 10/01/2037	750	776
Julington Creek Plantation Community Development District, Special Assessment, 5.50%, 05/01/2043	1,500	1,624
Lake Hideaway Community Development District, Assessment Area One, Special Assessment, 5.65%, 05/01/2044	945	961

SEE NOTES TO FINANCIAL STATEMENTS.

170	SIX CIRCLES TRUST	DECEMBER 31, 2025

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Florida — continued
Lakewood Ranch Stewardship District
Special Assessment, 5.30%, 05/01/2044	485	495
Special Assessment, 5.80%, 05/01/2045	1,565	1,625
Special Assessment, 6.00%, 05/01/2056	1,000	1,033
Lakewood Ranch Stewardship District, Del Webb Project, Special Assessment, 5.00%, 05/01/2037 (e)	1,655	1,677
Lakewood Ranch Stewardship District, Lorraine Lakes Project
Special Assessment, 3.13%, 05/01/2030 (e)	315	309
Special Assessment, 3.88%, 05/01/2051 (e)	2,000	1,583
Lakewood Ranch Stewardship District, Northeast Sector Project
Special Assessment, 3.20%, 05/01/2030 (e)	540	529
Special Assessment, 3.50%, 05/01/2040	925	826
Lakewood Ranch Stewardship District, Palm Grove Project, Special Assessment, 5.25%, 05/01/2044	575	586
Lee County Industrial Development Authority, Exchange Lee Health Systems, Rev., 4.00%, 04/01/2037	3,000	3,008
Lee County Industrial Development Authority, Shell Point/Waterside Health
Rev., 5.00%, 11/15/2044	3,000	3,014
Rev., 5.00%, 11/15/2049	2,550	2,511
Lee County Industrial Development Authority/FL
Rev., 4.13%, 11/15/2029	1,000	1,005
Rev., 5.25%, 11/15/2054	2,000	2,014
Miami Beach Health Facilities Authority, Mount Sinai Medical Center
Rev., 5.00%, 11/15/2039	2,000	2,001
Rev., 5.00%, 11/15/2044	5,000	5,002
Miami Beach Redevelopment Agency
Tax Allocation, 5.00%, 02/01/2040	2,000	2,181
Tax Allocation, 5.00%, 02/01/2042	5,580	5,957
Tax Allocation, 5.00%, 02/01/2044	7,590	7,947
Miami World Center Community Development District, Special Assessment, 5.25%, 11/01/2049	4,505	4,530
Miami-Dade County Expressway Authority, Series A, Rev., 5.00%, 07/01/2040	1,625	1,632
Miami-Dade County Health Facilities Authority, Rev., 4.00%, 08/01/2046	1,790	1,697
Miami-Dade County Housing Finance Authority, Doral Academy, Inc., Rev., 5.00%, 01/15/2048	1,570	1,543

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Florida — continued
Miami-Dade County Housing Finance Authority, Yaeger Plaza Project, Series B, Rev., 3.15%, 08/01/2029 (z)	1,000	1,002
Miami-Dade County Industrial Development Authority, Rev., 6.25%, 06/01/2055 (e)	750	758
Midtown Miami Community Development District, Series A, Special Assessment, 5.00%, 05/01/2037	350	350
Mirada Community Development District/Pasco County, Special Assessment, 5.00%, 05/01/2034	590	613
North Broward Hospital District, Series B, Rev., 5.00%, 01/01/2048	4,000	3,989
North Loop Community Development District, Special Assessment, 6.38%, 05/01/2043	1,000	1,078
North Miami Community Redevelopment Agency
Rev., 5.00%, 03/01/2035	1,000	1,114
Rev., 5.00%, 03/01/2036	1,200	1,320
North Powerline Road Community Development District, Special Assessment, 3.63%, 05/01/2040	1,345	1,233
North Springs Improvement District, Special Assessment, 5.00%, 05/01/2048	3,220	3,222
Orange County Health Facilities Authority, Rev., 5.00%, 08/01/2054	3,500	3,446
Orange County Health Facilities Authority, Orlando Health Obligated Group
Rev., 4.00%, 10/01/2052	5,000	4,349
Rev., 4.50%, 10/01/2056	11,515	11,127
Rev., 5.25%, 10/01/2056	7,500	7,784
Orange County Health Facilities Authority, Presbyterian Retirement Communities, Rev., 4.00%, 08/01/2036	295	299
Orlando Utilities Commission
Series 2018A, Rev., 5.00%, 10/01/2035	2,480	2,567
Series A, Rev., 5.00%, 10/01/2027	500	521
Series A, Rev., 5.00%, 10/01/2043	2,300	2,486
Palm Beach County Health Facilities Authority, Rev., 5.00%, 11/15/2045	1,250	1,256
Palm Beach County Health Facilities Authority, Jupiter Medical Center, Rev., 5.00%, 11/01/2052	2,550	2,473
Palm Beach County Health Facilities Authority, Retirement Life Communities, Rev., 5.00%, 11/15/2032	2,270	2,300
Palm Coast Park Community Development District, Sawmill Branch at Palm Coast Park Homeowners Association, Inc., Special Assessment, 5.13%, 05/01/2051	1,500	1,448

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2025	SIX CIRCLES TRUST	171

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2025 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Florida — continued
Parkview at Long Lake Ranch Community Development District, Special Assessment, 4.00%, 05/01/2051	800	656
Parrish Lakes Community Development District, Special Assessment, 5.00%, 05/01/2031	445	453
Pasco County School Board, Series A, COP, BAM, 5.00%, 08/01/2036	1,720	1,801
Pine Island Community Development District, Special Assessment, 5.75%, 05/01/2035	3,200	3,201
Putnam County Development Authority, Seminole Electric Cooperative, Inc., Rev., 5.00%, 03/15/2042	4,000	4,063
Reunion East Community Development District
Special Assessment, 2.40%, 05/01/2026 (e)	25	25
Special Assessment, 2.85%, 05/01/2031	25	24
Saddle Creek Preserve of Polk County Community Development District, Special Assessment, 4.00%, 06/15/2040	500	486
Saddle Creek Preserve of Polk County Community Development District, Assesment Area Two, Special Assessment, 4.00%, 12/15/2051	1,315	1,081
Sarasota County Health Facilities Authority, Sunnyside Village Project, Rev., 5.00%, 05/15/2048	425	409
Sarasota County Public Hospital District, Sarasota Memorial Hospital Project
Rev., 4.00%, 07/01/2052	6,000	5,249
Rev., 5.00%, 07/01/2052	1,175	1,192
Sarasota County School Board, Series A, COP, 5.00%, 07/01/2033	1,000	1,147
Sarasota National Community Development District, Special Assessment, 4.00%, 05/01/2039	615	610
Sawyers Landing Community Development District, Special Assessment, 3.75%, 05/01/2031	400	401
School District of Broward County, Series A, COP, 5.00%, 07/01/2027	1,500	1,550
Somerset Community Development District, Special Assessment, 4.00%, 05/01/2032	845	847
South Broward Hospital District
Rev., 4.00%, 05/01/2048	6,500	6,076
Series A, Rev., 4.00%, 05/01/2044	4,000	3,655
South Kendall Community Development District, Special Assessment, 4.25%, 11/01/2037	1,575	1,577

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Florida — continued
Southeast Overtown/Park West Community Redevelopment Agency, Series A, Tax Allocation, 5.00%, 03/01/2038	2,200	2,419
St. John’s County School Board
Series A, COP, 5.25%, 07/01/2046	1,500	1,590
Series A, COP, 5.25%, 07/01/2047	3,000	3,153
State Board of Administration Finance Corp., Taxable, Series A, Rev., 1.71%, 07/01/2027	4,000	3,880
State of Florida Department of Transportation Turnpike System Revenue, Department Of Transportation, Rev., 4.00%, 07/01/2041	1,000	1,016
State of Florida Department of Transportation Turnpike System Revenue, Turnpike Revenue, Series B, Rev., 3.00%, 07/01/2033	2,390	2,401
State of Florida Department of Transportation Turnpike System, Revenue Refunding, Series A, Rev., 5.00%, 07/01/2026	1,000	1,012
State of Florida, Capital Outlay, Series C, GO, 5.00%, 06/01/2027	1,060	1,071
State of Florida, Department of Transportation, Turnpike System Revenue, Series A, Rev., 5.00%, 07/01/2029	500	542
Stellar North Community Development District, Special Assessment, 4.00%, 05/01/2052	1,440	1,193
Stillwater Community Development District, Project 2021, Special Assessment, 3.00%, 06/15/2031 (e)	225	214
Stonegate Preserve Community Development District, 2023 Project Area, Special Assessment, 5.88%, 12/15/2043	995	1,063
Stoneybrook South Community Development District, Fox South Assessment Area
Special Assessment, 3.00%, 12/15/2030 (e)	475	470
Special Assessment, 3.50%, 12/15/2040 (e)	1,030	975
Storey Park Community Development District, Assessment Area Four Project
Special Assessment, 2.38%, 06/15/2026 (e)	10	10
Special Assessment, 2.88%, 06/15/2031 (e)	60	59
Summit View Community Development District, Assessment Area Two, Special Assessment, 5.63%, 05/01/2044	945	968

SEE NOTES TO FINANCIAL STATEMENTS.

172	SIX CIRCLES TRUST	DECEMBER 31, 2025

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Florida — continued
Tampa Bay Water, Rev., 5.25%, 10/01/2054	20,000	21,223
Tender Option Bond Trust Receipts/Certificates, Series 2024-YX1351, Rev., LOC: Barclays Bank plc, LIQ: Barclays Bank plc, 3.35%, 04/01/2047 (e) (z)	12,080	12,080
The Lee County School Board, Series A, COP, 5.25%, 08/01/2047	16,000	17,073
Touchstone Community Development District, Senior Lien, Series A1, Special Assessment, 5.38%, 05/01/2042	1,000	1,033
Tradition Community Development District No. 9, Special Assessment, 3.00%, 05/01/2041	130	106
Turtle Run Community Development District, Series 2, Special Assessment, 5.00%, 05/01/2047	1,500	1,503
Two Lakes Community Development District, Special Assessment, 5.00%, 05/01/2044	1,500	1,531
Two Rivers West Community Development District, Special Assessment, 5.63%, 05/01/2044	580	595
V-Dana Community Development District, CDD Assessment Area One 2021, Special Assessment, 4.00%, 05/01/2052	1,000	833
Village Community Development District No. 12, Special Assessment, 4.25%, 05/01/2043	1,985	1,916
Village Community Development District No. 13, Special Assessment, 2.63%, 05/01/2030 (e)	1,440	1,399
Village Community Development District No. 15
Special Assessment, 4.00%, 05/01/2034 (e)	120	122
Special Assessment, 4.20%, 05/01/2039 (e)	500	496
Village Community Development District No. 16
Special Assessment, 4.50%, 05/01/2040	2,045	2,076
Special Assessment, 4.88%, 05/01/2045	1,350	1,354
Villamar Community Development District, Special Assessment, 3.75%, 05/01/2040	655	612
Volusia County Educational Facility Authority, Educational Facilities Embry Riddle, Rev., 5.00%, 10/15/2029	1,000	1,038
West Hillcrest Community Development District, Series 2023, Special Assessment, 5.50%, 06/15/2053	1,250	1,279

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Florida — continued
West Villages Improvement District, Special Assessment, Unit Of Development #8, Special Assessment, 5.38%, 05/01/2042	1,875	1,956
Wildwood Utility Dependent District, Senior South Sumter Utilities Project
Rev., BAM, 5.00%, 10/01/2031	1,300	1,453
Rev., BAM, 5.00%, 10/01/2033	1,150	1,274
Rev., BAM, 5.00%, 10/01/2039	1,490	1,606
Rev., BAM, 5.00%, 10/01/2040	1,610	1,727
Wildwood Utility Dependent District, Senior South Sumter Utility Project, Rev., BAM, 5.00%, 10/01/2052	1,640	1,666
Wildwood Utility Dependent District, Subordinate South Sumter Utilities Project, Rev., BAM, 5.00%, 10/01/2041	650	693

		739,469

Georgia — 3.7%
Athens Housing Authority, North Downtown Athens, Rev., 3.23%, 06/01/2045 (z)	1,680	1,684
Atlanta Urban Residential Finance Authority, Martin House, Rev., 3.20%, 05/01/2029 (z)	585	585
Bartow County Development Authority, Georgia Power Co. Pollution Bowen Project, Rev., 1.80%, 09/01/2029 (z)	4,425	4,102
Board of Water Light & Sinking Fund Commissioners of The City of Dalton, Combined Utilities Revenue Bonds
Rev., 4.00%, 03/01/2035	1,100	1,122
Rev., 4.00%, 03/01/2036	1,000	1,016
Rev., 4.00%, 03/01/2037	1,135	1,150
Rev., 4.00%, 03/01/2038	1,000	1,009
Brookhaven Development Authority, Children’s Healthcare of Atlanta
Rev., 5.00%, 07/01/2036	2,425	2,592
Rev., 5.00%, 07/01/2037	2,400	2,555
Series A, Rev., 4.00%, 07/01/2044	3,000	2,915
Brookhaven Urban Redevelopment Agency, Series A, Rev., 4.00%, 07/01/2045	3,260	3,219
City of Atlanta Airport Passenger Facility Charge, Airport Revenue Subordinated, Rev., AMT, 4.00%, 07/01/2038	2,825	2,829
City of Atlanta Department of Aviation
Series B, Rev., AMT, 5.00%, 07/01/2028	3,300	3,472
Series C, Rev., AMT, 5.00%, 07/01/2034	540	588
Series C, Rev., AMT, 5.00%, 07/01/2048	1,000	1,020
City of Atlanta GA Department of Aviation
Rev., AMT, 5.25%, 07/01/2041	1,775	1,940
Rev., AMT, 5.25%, 07/01/2043	1,500	1,607
Series B1, Rev., AMT, 5.00%, 07/01/2036	700	781

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2025	SIX CIRCLES TRUST	173

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2025 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Georgia — continued
Series B1, Rev., AMT, 5.00%, 07/01/2037	2,500	2,767
City of Atlanta Water & Wastewater Revenue, Series B, Rev., 4.00%, 11/01/2037	1,000	1,008
City of Atlanta, Airport Passenger Facility, Subordinated Lien, Series C, Rev., 5.00%, 07/01/2040	2,000	2,101
City of Atlanta, Department of Aviation, Airport Revenue, Series B, Rev., AMT, 5.00%, 07/01/2031	1,155	1,235
City of Atlanta, Water & Wastewater Revenue, Series B, Rev., 5.00%, 11/01/2047	4,000	4,036
Cobb County Hospital Authority, Rev., VRDO, LOC: Truist Bank, 3.34%, 01/07/2026 (z)	8,000	8,000
Cobb County Kennestone Hospital Authority, Revenue Anticipation Certificates, Rev., 5.00%, 04/01/2036	500	511
Cobb County Kennestone Hospital Authority, Wellstar Health System, Inc., Rev., 3.00%, 04/01/2037	700	655
Cobb-Marietta Coliseum & Exhibit Hall Authority
Rev., 5.25%, 10/01/2043	2,760	3,054
Rev., 5.25%, 10/01/2044	1,355	1,484
Columbia County Hospital Authority, Anticipation Certificate Wellstar, Rev., 5.13%, 04/01/2053	3,625	3,714
DeKalb County Housing Authority, Kensington Station Project, Series A, Rev., 4.00%, 12/01/2033	10,000	10,200
Development Authority of Burke County (The)
Rev., 2.90%, 12/01/2049 (z)	3,515	3,482
Rev., 3.30%, 12/01/2049 (z)	515	517
Development Authority of Burke County, Georgia Power Co. Plant Vogtle Project, Rev., 3.38%, 11/01/2053 (z)	1,000	1,004
Development Authority of Cobb County, The Northwest Classical Academy Project, Rev., 5.70%, 06/15/2038 (e)	605	614
Development Authority of Monroe County, Georgia Power Company Plant Scherer, Rev., 3.88%, 06/01/2042 (z)	1,250	1,252
Development Authority of Monroe County/The, Georgia Power Co. Plant Scherer, Rev., 1.00%, 07/01/2049 (z)	1,785	1,756
Fayette County Development Authority
Rev., 5.00%, 10/01/2036	900	1,007
Rev., 5.00%, 10/01/2037	925	1,026
Rev., 5.00%, 10/01/2041	950	1,019
Rev., 5.00%, 10/01/2043	1,400	1,471

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Georgia — continued
Rev., 5.00%, 10/01/2044	1,250	1,301
Fulton County Residential Care Facilities for the Elderly Authority, Lenbrook Square Foundation, Inc., Rev., 5.00%, 07/01/2036	525	526
Gainesville & Hall County Hospital Authority
Rev., 5.00%, 10/15/2030	3,500	3,859
Rev., 5.00%, 10/15/2034	7,545	8,689
Gainesville and Hall County Development Authority, Lanier Village Estates, Rev., VRDO, 2.60%, 01/02/2026 (z)	14,340	14,340
George L Smith II Congress Center Authority, Convention Center Hotel, Series 2, Rev., 5.00%, 01/01/2054 (e)	1,000	950
George L Smith II Congress Center Authority, Convention Center Hotel First
Rev., 4.00%, 01/01/2054	7,850	6,728
Series 1, Rev., 4.00%, 01/01/2036	2,750	2,762
Georgia Housing & Finance Authority
Rev., 4.70%, 12/01/2054	15,000	15,002
Series A, Rev., 2.75%, 12/01/2035	500	461
Series A, Rev., 4.50%, 12/01/2045	2,000	1,993
Series E, Rev., GNMA/FNMA/FHLMC, 4.85%, 12/01/2040	1,000	1,042
Georgia Ports Authority, Rev., 5.25%, 07/01/2043	2,705	2,934
Georgia State Road & Tollway Authority
Rev., 5.00%, 06/01/2027	5,250	5,433
Rev., 5.00%, 06/01/2028	5,500	5,819
Rev., 5.00%, 06/01/2030	6,205	6,853
Homerville Housing Authority, Brookwood Apartments, Rev., 3.45%, 01/01/2028 (z)	530	532
Main Street Natural Gas, Inc.
Rev., 5.00%, 12/01/2054 (z)	1,730	1,853
Series A, Rev., 4.00%, 07/01/2052 (z)	14,500	14,640
Series A, Rev., 5.00%, 05/15/2033	4,950	5,184
Series A, Rev., 5.00%, 05/15/2043	8,000	8,142
Series A, Rev., 5.00%, 06/01/2053 (z)	15,000	15,814
Series A, Rev., 5.00%, 05/01/2054 (z)	15,925	17,109
Series A, Rev., 5.00%, 06/01/2055 (z)	19,755	21,392
Series A, Rev., 5.50%, 09/15/2028	1,000	1,056
Series B, Rev., 5.00%, 06/01/2028	2,500	2,596
Series B, Rev., 5.00%, 06/01/2029	1,500	1,575
Series B, Rev., 5.00%, 12/01/2052 (z)	5,000	5,229
Series B, Rev., 5.00%, 07/01/2053 (z)	6,910	7,293
Series B, Rev., 5.00%, 12/01/2054 (z)	11,185	11,968
Series B, Rev., 5.00%, 12/01/2055 (z)	5,000	5,324
Series C, Rev., 4.00%, 03/01/2050 (z)	6,350	6,384
Series C, Rev., 4.00%, 05/01/2052 (z)	12,310	12,538
Series C, Rev., 5.00%, 09/01/2053 (z)	8,165	8,691
Series D, Rev., 5.00%, 05/01/2054 (z)	9,500	10,051
Series E1, Rev., 5.00%, 12/01/2053 (z)	3,000	3,210

SEE NOTES TO FINANCIAL STATEMENTS.

174	SIX CIRCLES TRUST	DECEMBER 31, 2025

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Georgia — continued
Main Street Natural Gas, Inc., Gas Supply, Series C, Rev., 4.00%, 08/01/2052 (e) (z)	30,600	30,568
Main Street Natural Gas, Inc.
Series D, Rev., 5.00%, 04/01/2054 (z)	30,740	33,026
Series E, Rev., 5.00%, 05/01/2055 (z)	25,990	27,723
Metropolitan Atlanta Rapid Transit Authority, Rev., 5.00%, 07/01/2036	8,500	9,785
Metropolitan Atlanta Rapid Transit Authority, Sustainable Bond
Series A, Rev., 5.00%, 07/01/2043	3,000	3,266
Series A, Rev., 5.00%, 07/01/2044	3,000	3,235
Series A, Rev., 5.25%, 07/01/2050	4,270	4,567
Milledgeville & Baldwin County Development Authority, Georgia College & State University Projects, Rev., 4.00%, 06/15/2037	500	508
Municipal Electric Authority of Georgia
Rev., 5.00%, 01/01/2029	1,000	1,066
Rev., 5.00%, 01/01/2049	2,800	2,800
Rev., 5.00%, 01/01/2056	1,350	1,338
Rev., 5.00%, 01/01/2059	3,855	3,789
Municipal Electric Authority of Georgia, Combined Cycle Project
Series A, Rev., 5.00%, 11/01/2027	250	261
Series A, Rev., 5.00%, 11/01/2029	250	272
Municipal Electric Authority of Georgia, General Resolution Project, Series A, Rev., 4.00%, 01/01/2037	1,125	1,140
Municipal Electric Authority of Georgia, Plant Vogtle Unis 3&4 Project, Rev., 5.00%, 01/01/2059	3,000	2,967
Municipal Electric Authority of Georgia, Plant Vogtle Units 3 and 4 Project
Series A, Rev., 5.00%, 07/01/2033	1,610	1,807
Series A, Rev., 5.00%, 07/01/2035	1,300	1,443
Series A, Rev., 5.00%, 07/01/2036	2,795	3,076
Municipal Electric Authority of Georgia, Plant Vogtle Units 3&4 Project
Rev., 4.00%, 01/01/2036	330	337
Rev., 4.00%, 01/01/2041	1,000	996
Rev., 5.00%, 07/01/2027	500	519
Rev., 5.00%, 01/01/2039	1,310	1,343
Rev., BAM, 5.00%, 01/01/2049	13,455	13,491
Rev., 5.00%, 07/01/2053	3,675	3,747
Rev., 5.00%, 07/01/2055	4,615	4,673
Rev., 5.50%, 07/01/2063	2,500	2,549
Municipal Electric Authority of Georgia, Power Revenue
Series HH, Rev., 5.00%, 01/01/2033	1,000	1,039
Series HH, Rev., 5.00%, 01/01/2034	1,000	1,038
Municipal Electric Authority of Georgia, Project One Subordinated
Rev., 5.00%, 01/01/2029	1,110	1,184
Rev., 5.00%, 01/01/2037	1,250	1,339

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Georgia — continued
Municipal Electric Authority of Georgia, Project One, Subordinated, Series B, Rev., 4.00%, 01/01/2039	1,400	1,410
Municipal Electric Authority of Georgia, Subordinate General Resolution, Rev., 5.00%, 01/01/2033	1,010	1,123
Municipal Electric Authority of Georgia, Subordinate Project One
Series A, Rev., 5.00%, 01/01/2030	705	764
Series A, Rev., 5.00%, 01/01/2031	1,715	1,888
Paulding County Hospital Authority, Anticipation Certificates Wellstar Health
Rev., 5.00%, 04/01/2036	325	359
Rev., 5.00%, 04/01/2038	500	545
Private Colleges & Universities Authority, Emory University, Series B, Rev., 4.00%, 10/01/2038	13,500	13,485
Private Colleges & Universities Authority, Savannah College of Art And Design
Rev., 4.00%, 04/01/2038	1,400	1,423
Rev., 5.00%, 04/01/2027	400	411
Savannah Georgia Convention Center Authority
Rev., 5.25%, 06/01/2061	3,135	3,121
Rev., 5.50%, 06/01/2040 (e)	5,935	6,069
Rev., 5.50%, 06/01/2050	1,220	1,299
Rev., 6.25%, 06/01/2061 (e)	2,400	2,403
State of Georgia, Series E, GO, 5.00%, 12/01/2027	1,570	1,607
State of Georgia, Bidding Group 1, Series A, GO, 5.00%, 07/01/2033	2,000	2,251
State of Georgia, Bidding Group 2, Series A, GO, 4.00%, 07/01/2035	750	789
State of Georgia, Tranche 2, Series A, GO, 5.00%, 07/01/2030	2,000	2,176

		531,387

Guam — 0.1%
Antonio B Won Pat International Airport Authority
Rev., AMT, 5.00%, 10/01/2031	250	268
Rev., AMT, 5.25%, 10/01/2035	550	609
Antonio B. Won Pat International Airport Authority, Rev., AMT, 5.25%, 10/01/2030	750	804
Territory of Guam
Series F, Rev., 4.00%, 01/01/2042	1,000	964
Series G, Rev., 5.00%, 01/01/2034	1,000	1,116
Series G, Rev., 5.00%, 01/01/2035	875	983
Series G, Rev., 5.00%, 01/01/2036	1,000	1,099
Series G, Rev., 5.25%, 01/01/2038	2,000	2,201
Series G, Rev., 5.25%, 01/01/2039	900	986

		9,030

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2025	SIX CIRCLES TRUST	175

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2025 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Hawaii — 0.5%
City & County Honolulu HI Wastewater System Revenue
Rev., 5.00%, 07/01/2032	290	333
Rev., 5.00%, 07/01/2039	1,470	1,658
Rev., 5.00%, 07/01/2041	2,945	3,247
Rev., 5.25%, 07/01/2054	6,900	7,378
City & County Honolulu Wastewater System Revenue, Green Bonds Senior Lien, Rev., 5.00%, 07/01/2040	540	593
City & County Honolulu Wastewater System Revenue, Senior First Bond Resolution, Series A, Rev., 5.00%, 07/01/2035	2,110	2,197
City & County of Honolulu
Series A, GO, 5.00%, 09/01/2027	30	31
Series C, GO, 5.00%, 10/01/2028	1,450	1,549
Series C, GO, 5.00%, 10/01/2029	1,000	1,092
City & County of Honolulu Wastewater System Revenue Bonds, Junior Second Bond Resolution, Rev., 5.00%, 07/01/2034	1,000	1,172
City & County of Honolulu, Rail Transit Project
GO, 3.00%, 07/01/2032	430	431
GO, 3.00%, 07/01/2035	1,000	980
State of Hawaii
Series FG, GO, 4.00%, 10/01/2032	2,000	2,013
Series FG, GO, 4.00%, 10/01/2033	3,000	3,018
State of Hawaii Airports System Revenue
Series A, Rev., AMT, 5.00%, 07/01/2032	1,500	1,566
Series A, Rev., AMT, 5.00%, 07/01/2033	1,630	1,698
Series A, Rev., AMT, 5.00%, 07/01/2034	2,000	2,148
Series A, Rev., AMT, 5.00%, 07/01/2035	1,000	1,038
Series A, Rev., AMT, 5.00%, 07/01/2051	1,905	1,928
Series A, Rev., AMT, 5.25%, 07/01/2051	8,630	8,979
Series B, Rev., 5.00%, 07/01/2026	625	632
Series C, Rev., AMT, 5.00%, 07/01/2040	1,000	1,088
State of Hawaii Department of Budget & Finance
Rev., 3.20%, 07/01/2039	11,685	10,466
Rev., 5.00%, 07/01/2034 (e)	1,350	1,380
State of Hawaii Harbor System Revenue
Series A, Rev., AMT, 4.00%, 07/01/2031	250	258
Series A, Rev., AMT, 4.00%, 07/01/2032	500	514
Series A, Rev., AMT, 4.00%, 07/01/2033	750	769

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Hawaii — continued
Series A, Rev., AMT, 4.00%, 07/01/2034	3,555	3,634
Series A, Rev., AMT, 5.00%, 07/01/2027	250	257
Series A, Rev., AMT, 5.00%, 07/01/2028	500	524
Series A, Rev., AMT, 5.00%, 07/01/2029	250	266
Series C, Rev., 4.00%, 07/01/2032	200	210
State of Hawaii State Highway Fund, Rev., 5.00%, 01/01/2029	1,000	1,073
State of Hawaii, Airports System Revenue, Series D, Rev., 5.00%, 07/01/2030	1,000	1,106

		65,226

Idaho — 0.1%
Idaho Health Facilities Authority, Trinity Health Credit Group
Rev., 4.00%, 12/01/2043	4,460	4,290
Series A, Rev., 5.00%, 12/01/2047	1,715	1,728
Idaho Housing & Finance Association
Series A, Rev., 5.00%, 08/15/2034	1,130	1,305
Series A, Rev., GNMA/FNMA/FHLMC, 6.00%, 07/01/2054	3,600	3,963
Idaho Housing & Finance Association, Garvee
Series A, Rev., 4.00%, 07/15/2039	1,440	1,458
Series A, Rev., 5.00%, 07/15/2030	1,250	1,374
Idaho Housing & Finance Association, Transportation Expansion & Mitigation, Rev., 5.00%, 08/15/2037	165	184
Idaho Housing and Finance Association, Series C, Rev., GNMA/FNMA/FHLMC, 5.15%, 07/01/2045	1,500	1,560
Spring Valley Community Infrastructure District No. 1, Assessment Area Two, Special Assessment, 6.25%, 09/01/2053 (e)	1,120	1,147

		17,009

Illinois — 5.7%
Board of Trustees of the University of Illinois (The), Series A, Rev., 4.00%, 04/01/2036	4,730	4,733
Chicago Board of Education
GO, 5.00%, 12/01/2032	600	607
Series A, GO, 5.00%, 12/01/2026	10	10
Series A, GO, 5.00%, 12/01/2041	1,000	973
Series A, GO, 5.00%, 12/01/2042	10,000	9,670
Series D, GO, 5.00%, 12/01/2046	7,500	6,851
Chicago Board of Education Dedicated Capital Improvement Tax
Rev., 5.25%, 04/01/2039	3,125	3,331
Rev., 5.75%, 04/01/2048	4,000	4,198

SEE NOTES TO FINANCIAL STATEMENTS.

176	SIX CIRCLES TRUST	DECEMBER 31, 2025

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Illinois — continued
Chicago Board of Education, Capital Appreciation School Reform
Series A, GO, NATL, Zero Coupon, 12/01/2029	1,220	1,054
Series B1, GO, NATL, Zero Coupon, 12/01/2028	500	449
Series B1, GO, NATL, Zero Coupon, 12/01/2029	1,105	955
Chicago Board of Education, Dedicated
Series H, GO, 5.00%, 12/01/2036	2,000	1,979
Series H, GO, 5.00%, 12/01/2046	1,000	920
Chicago Midway International Airport, Series B, Rev., 5.00%, 01/01/2046	10,000	10,000
Chicago Midway International Airport, Senior
Series C, Rev., AMT, 5.00%, 01/01/2028	2,825	2,926
Series C, Rev., AMT, 5.00%, 01/01/2034	6,000	6,640
Series C, Rev., AMT, 5.00%, 01/01/2040	2,610	2,760
Chicago Midway International Airport, Senior Lien
Series A, Rev., BAM, AMT, 5.00%, 01/01/2033	2,400	2,662
Series A, Rev., AMT, 5.00%, 01/01/2034	1,660	1,837
Series B, Rev., 5.00%, 01/01/2045	7,225	7,635
Chicago O’Hare International Airport
Rev., 5.00%, 01/01/2052	4,030	4,040
Rev., 5.25%, 01/01/2053	5,000	5,199
Series C, Rev., AMT, 5.00%, 01/01/2032	4,000	4,392
Series C, Rev., AMT, 5.00%, 01/01/2036	1,500	1,662
Series D, Rev., 5.25%, 01/01/2042	6,670	6,770
Chicago O’Hare International Airport, General Senior Lien, Series B, Rev., 5.00%, 01/01/2053	4,895	4,928
Chicago O’Hare International Airport, Senior Lien
Series A, Rev., 4.00%, 01/01/2035	3,500	3,565
Series A, Rev., 5.00%, 01/01/2035	6,000	6,424
Series A, Rev., AMT, 5.00%, 01/01/2039	2,000	2,060
Series A, Rev., AMT, 5.00%, 01/01/2053	3,000	2,997
Series F, Rev., BAM, 4.25%, 01/01/2047	2,180	2,080
Chicago O’Hare International Airport, Senior Lien Customer Facility, Rev., BAM, 5.25%, 01/01/2042	1,465	1,569
Chicago Park District, GO, 5.00%, 01/01/2047	1,750	1,799
Chicago Transit Authority Capital Grant Receipts Revenue, Section 5357, Rev., 5.00%, 06/01/2028	1,000	1,046
Chicago Transit Authority Sales Tax Receipts Fund
Rev., 5.00%, 12/01/2046	4,780	4,797

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Illinois — continued
Series A, Rev., 5.00%, 12/01/2037	2,000	2,255
Series A, Rev., 5.00%, 12/01/2045	6,500	6,659
Series A, Rev., BAM, 5.00%, 12/01/2046	4,500	4,669
Series A, Rev., 5.00%, 12/01/2049	5,000	5,180
Chicago Transit Authority Sales Tax Receipts Fund, Second Lien
Rev., 5.00%, 12/01/2051	4,750	4,761
Series A, Rev., 4.00%, 12/01/2049	4,000	3,584
Series A, Rev., 5.00%, 12/01/2055	2,000	1,998
City of Aurora Waterworks & Sewerage Revenue, Series B, Rev., 4.00%, 12/01/2034	1,565	1,565
City of Berwyn, Series A, GO, 5.00%, 12/01/2029	1,000	1,005
City of Chicago
Series A, GO, 5.00%, 01/01/2027	5,500	5,565
Series A, GO, 5.00%, 01/01/2034	4,500	4,693
Series A, GO, 5.50%, 01/01/2049	6,325	6,327
Series A, GO, 6.00%, 01/01/2050	2,000	2,068
Series B, GO, 4.00%, 01/01/2038 (e)	521	481
Series B, GO, 5.00%, 01/01/2029	1,000	1,034
Series B, GO, 5.00%, 01/01/2034	3,555	3,786
Series C, GO, Zero Coupon, 01/01/2027 (p)	500	485
Series C, GO, 5.00%, 01/01/2028	1,450	1,450
Series E, GO, 6.00%, 01/01/2045	1,500	1,577
City of Chicago IL Wastewater Transmission Revenue
Rev., 5.00%, 01/01/2036	1,000	1,099
Rev., BAM, 5.00%, 01/01/2041	1,000	1,086
Rev., BAM, 5.00%, 01/01/2042	785	845
Rev., BAM, 5.00%, 01/01/2043	1,125	1,201
Rev., 5.25%, 01/01/2058	1,910	1,983
City of Chicago IL Waterworks Revenue
Rev., 5.00%, 11/01/2031	665	741
Rev., 5.00%, 11/01/2037	1,000	1,087
City of Chicago Special Assessment Revenue, Lakeshore East Project
Special Assessment, 2.69%, 12/01/2026 (e)	210	207
Special Assessment, 3.04%, 12/01/2028 (e)	270	263
City of Chicago Wastewater Transmission Revenue, Second Lien
Series A, Rev., 5.25%, 01/01/2042	2,300	2,327
Series B, Rev., 5.00%, 01/01/2037	1,050	1,146
Series B, Rev., 5.00%, 01/01/2039	2,000	2,156
City of Chicago Wastewater Transmission Revenue, Second Lien Wastewater Transmission Revenue Bonds, Rev., BAM, 5.00%, 01/01/2044	1,500	1,585

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2025	SIX CIRCLES TRUST	177

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2025 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Illinois — continued
City of Chicago Waterworks Revenue, Second Lien
Series 2017-2, Rev., 5.00%, 11/01/2038	3,500	3,576
Series B, Rev., 5.00%, 11/01/2032	1,000	1,120
Series B, Rev., 5.00%, 11/01/2038	1,000	1,081
Series B, Rev., 5.00%, 11/01/2039	1,000	1,074
City of Chicago, Chicago Recovery Plan
Series A, GO, 5.00%, 01/01/2042	2,000	1,978
Series A, GO, 5.00%, 01/01/2044	9,415	9,042
City of Chicago, Chicago Works
Series A, GO, 5.50%, 01/01/2039	1,180	1,237
Series A, GO, 5.50%, 01/01/2040	1,000	1,037
Series A, GO, 5.50%, 01/01/2041	1,000	1,020
Series A, GO, 5.50%, 01/01/2043	1,500	1,515
City of Chicago, Wastewater Transmission Revenue, Second Lien
Series A, Rev., 5.25%, 01/01/2048	7,260	7,485
Series B, Rev., 5.00%, 01/01/2027	1,000	1,023
Series B, Rev., 5.00%, 01/01/2029	300	319
Series B, Rev., 5.00%, 01/01/2038	1,940	2,103
City of Chicago, Waterworks Revenue, Second Lien
Series A, Rev., 5.25%, 11/01/2048	1,500	1,563
Series B, Rev., 4.00%, 11/01/2040	4,320	4,366
Series B, Rev., 5.00%, 11/01/2028	300	318
Series B, Rev., 5.00%, 11/01/2031	400	447
Series B, Rev., 5.00%, 11/01/2033	2,350	2,610
City of Granite City, Waste Management, Inc., Rev., AMT, 1.25%, 05/01/2027	5,000	4,826
City of Joliet Waterworks & Sewerage Revenue Bonds
Rev., BAM, 5.00%, 01/01/2041	1,000	1,084
Rev., BAM, 5.00%, 01/01/2042	800	858
Rev., BAM, 5.00%, 01/01/2043	695	740
Cook County Community College District No. 508, City Colleges of Chicago
GO, BAM, 5.00%, 12/01/2041	3,000	3,167
GO, BAM, 5.00%, 12/01/2042	2,000	2,091
Cook County Community Consolidated School District No. 34 Glenview, GO, 4.00%, 12/01/2029	2,000	2,109
Cook County High School District No. 214 Arlington Heights, GO, 4.00%, 12/01/2026	1,910	1,935
Cook County School District No. 87 Berkeley, GO, 3.00%, 12/01/2034	1,500	1,473
Cook County, Community School District No. 97, Oak Park, GO, 4.00%, 01/01/2034	2,000	2,055
County of Cook
Series A, GO, 5.00%, 11/15/2026	4,900	4,999
Series A, GO, 5.00%, 11/15/2033	250	284

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Illinois — continued
County of Cook IL Sales Tax Revenue, Rev., 5.00%, 11/15/2031	2,000	2,244
County of Cook Sales Tax Revenue
Rev., 4.00%, 11/15/2037	3,500	3,523
Rev., 4.00%, 11/15/2038	1,545	1,549
Series A, Rev., 4.00%, 11/15/2039	2,000	2,001
Series A, Rev., 4.00%, 11/15/2040	5,250	5,225
Series A, Rev., 5.25%, 11/15/2045	2,500	2,640
County of Cook, Sales Tax Revenue, Series A, Rev., 5.00%, 11/15/2038	1,240	1,328
County of Will, GO, 4.00%, 11/15/2047	7,000	6,456
Du Page & Will Counties Community School District No. 204 Indian Prairie, GO, 5.00%, 01/15/2045	5,000	5,236
Illinois Development Finance Authority, Rev., AMT, 3.45%, 11/01/2044 (z)	1,225	1,226
Illinois Finance Authority
Rev., 4.25%, 07/01/2041	690	701
Rev., AMT, 4.80%, 12/01/2043 (e) (z)	14,225	14,684
Rev., 5.00%, 04/01/2036	3,000	3,400
Rev., 5.00%, 07/01/2042	750	823
Rev., 5.25%, 04/01/2038	3,250	3,679
Rev., 5.25%, 04/01/2040	1,660	1,746
Rev., 5.25%, 04/01/2043	1,200	1,226
Series A, Rev., 4.00%, 07/15/2036	710	730
Series A, Rev., 4.00%, 07/15/2039	3,000	3,000
Series B2, Rev., 5.00%, 05/15/2050 (z)	2,550	2,566
Series B, Rev., 5.00%, 07/01/2034	2,170	2,527
Illinois Finance Authority, Acero Charter Schools, Inc., Rev., 4.00%, 10/01/2042 (e)	500	434
Illinois Finance Authority, Advocate Health Care Network Project, Rev., 4.00%, 11/01/2030	1,290	1,321
Illinois Finance Authority, Ann & Robert H. Lurie Child, Rev., 4.00%, 08/15/2037	500	501
Illinois Finance Authority, Ann & Robert H. Lurie Children’s Hospital of Chicago, Rev., 5.00%, 08/15/2035	1,610	1,646
Illinois Finance Authority, Carle Foundation, Series A, Rev., 5.00%, 02/15/2045	20,775	20,837
Illinois Finance Authority, CenterPoint Intermodal Center, Rev., AMT, 4.13%, 12/01/2043 (e) (z)	15,000	14,974
Illinois Finance Authority, DePaul College Prep Foundation, Rev., 5.50%, 08/01/2043 (e)	1,360	1,427
Illinois Finance Authority, Green Bond, Rev., 4.00%, 07/01/2038	4,160	4,222
Illinois Finance Authority, Green Bonds
Rev., 4.00%, 01/01/2033	8,190	8,538
Rev., 4.00%, 07/01/2040	1,500	1,511

SEE NOTES TO FINANCIAL STATEMENTS.

178	SIX CIRCLES TRUST	DECEMBER 31, 2025

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Illinois — continued
Illinois Finance Authority, Health Services Facility Lease Revenue, Provident Group UIC Surgery
Rev., 4.00%, 10/01/2040	1,750	1,665
Rev., 5.00%, 10/01/2032	750	794
Illinois Finance Authority, Illinois State Clean Water Initiative, Green Bond, Rev., 5.00%, 01/01/2028	100	105
Illinois Finance Authority, Mercy Health Corp., Rev., 5.00%, 12/01/2040	3,080	3,109
Illinois Finance Authority, Mercy Health System Corporation, Rev., 5.00%, 12/01/2046	4,000	4,038
Illinois Finance Authority, Moorings of Arlington Heights, LLC, Rev., 5.13%, 11/01/2046 (e)	1,000	1,002
Illinois Finance Authority, Northshore University Health System
Rev., 4.00%, 08/15/2037	1,000	1,002
Rev., 5.00%, 08/15/2035	750	810
Illinois Finance Authority, Northwestern Memorial HealthCare, Rev., 4.00%, 07/15/2047	14,000	12,667
Illinois Finance Authority, OSF Healthcare System
Rev., 4.00%, 05/15/2050	1,000	860
Series A, Rev., 5.00%, 11/15/2045	10,900	10,900
Illinois Finance Authority, Plymouth Place, Inc., Rev., 5.00%, 05/15/2041	400	389
Illinois Finance Authority, Presbyterian Homes, Series B, Rev., (SIFMA Municipal Swap Index + 0.70%), 4.02%, 05/01/2042 (aa)	180	179
Illinois Finance Authority, Presence Health Network, Rev., 4.00%, 02/15/2041 (p)	1,000	1,016
Illinois Finance Authority, Rush University System Health, Series A, Rev., 5.00%, 11/15/2035	4,615	5,284
Illinois Finance Authority, Southern Illinois Healthcare, Rev., 5.00%, 03/01/2031	2,135	2,177
Illinois Finance Authority, State Clean Water Initiative, Rev., 4.00%, 07/01/2026	2,100	2,100
Illinois Finance Authority, Swedish Covenant Hospital, Rev., 5.00%, 08/15/2032 (p)	4,000	4,060
Illinois Finance Authority, The Carle Foundation
Series A, Rev., 3.00%, 08/15/2048	2,850	2,185
Series A, Rev., 4.00%, 08/15/2038	1,615	1,616
Series B, Rev., 5.00%, 08/15/2053 (z)	285	312
Illinois Finance Authority, UChicago Medicine
Rev., 5.00%, 08/15/2052 (z)	875	899
Series A, Rev., 5.00%, 08/15/2047	28,845	29,422

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Illinois — continued
Illinois Finance Authority, University of Chicago
Series A, Rev., 5.00%, 10/01/2034	1,750	2,027
Series A, Rev., 5.00%, 10/01/2035	1,400	1,631
Series A, Rev., 5.25%, 05/15/2048	2,000	2,098
Illinois Housing Development Authority
Series C, Rev., FHA, 0.80%, 07/01/2026	270	266
Series D, Rev., GNMA/FNMA/FHLMC, 3.75%, 04/01/2050	735	736
Illinois Housing Development Authority, 6900 Crandon, Rev., FHA HUD, 5.00%, 02/01/2027 (z)	1,700	1,703
Illinois Housing Development Authority, Corcoran Place Apartments, Rev., HUD, 3.15%, 07/01/2029 (z)	425	425
Illinois Housing Development Authority, Lakeside Tower, Series B, Rev., 3.15%, 08/01/2029 (z)	145	145
Illinois Housing Development Authority, Social Bonds
Series A, Rev., GNMA FNMA FHLMC COLL, 3.00%, 04/01/2051	2,210	2,180
Series B, Rev., GNMA FNMA FHLMC COLL, 3.00%, 04/01/2051	245	241
Series H, Rev., GNMA FNMA FHLMC COLL, 5.75%, 10/01/2053	585	626
Illinois Housing Development Authority, South Shore HHDC, Rev., HUD, 5.00%, 02/01/2027 (z)	1,520	1,523
Illinois Housing Development Authority, Sustainable Bond
Series A, Rev., VRDO, FHA, 3.36%, 01/07/2026 (z)	4,000	4,000
Series A, Rev., GNMA/FNMA/FHLMC, 6.00%, 10/01/2054	735	796
Series G, Rev., GNMA/FNMA/FHLMC, 6.25%, 04/01/2056	3,665	4,177
Illinois Housing Development Authority, Sustainable Bonds
Series C, Rev., GNMA/FNMA/FHLMC, 4.85%, 04/01/2049	4,885	4,931
Series I, Rev., GNMA/FNMA/FHLMC, 6.00%, 10/01/2055	4,680	5,194
Series N, Rev., GNMA/FNMA/FHLMC, 6.25%, 04/01/2054	8,830	9,589
Illinois Municipal Electric Agency, Series A, Rev., 5.00%, 02/01/2035	10,000	11,645
Illinois Sports Facilities Authority (The), State Tax Supported
Rev., 5.00%, 06/15/2030	500	529
Rev., 5.25%, 06/15/2031	225	228
Rev., 5.25%, 06/15/2032	5,000	5,080

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2025	SIX CIRCLES TRUST	179

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2025 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Illinois — continued
Illinois State Toll Highway Authority
Series A, Rev., 4.00%, 01/01/2044	1,000	955
Series A, Rev., 4.00%, 01/01/2046	14,950	13,724
Series A, Rev., 5.00%, 01/01/2028	100	105
Series A, Rev., 5.00%, 01/01/2040	4,500	4,504
Series A, Rev., 5.00%, 01/01/2043	4,000	4,209
Series A, Rev., 5.00%, 01/01/2044	6,580	6,764
Series B, Rev., 5.00%, 01/01/2029	100	100
Series B, Rev., 5.00%, 01/01/2040	8,480	8,488
Series C, Rev., 5.00%, 01/01/2039	6,750	6,757
Illinois State Toll Highway Authority, Senior
Series A, Rev., 5.00%, 01/01/2029	800	857
Series A, Rev., 5.00%, 12/01/2031	5,115	5,125
Series A, Rev., 5.00%, 01/01/2036	1,300	1,493
Series A, Rev., 5.00%, 01/01/2037	800	911
Series A, Rev., 5.25%, 01/01/2043	2,315	2,502
Series B, Rev., 5.00%, 01/01/2028	4,000	4,191
Series B, Rev., 5.00%, 01/01/2041	3,870	3,890
Illinois State Toll Highway Authority, Toll Highway Revenue
Series A, Rev., 5.00%, 01/01/2036	1,000	1,091
Series A, Rev., 5.00%, 01/01/2037	1,555	1,689
Kane & DuPage Counties Community Unit School District No. 303 St Charles
GO, 4.00%, 01/01/2041	2,110	2,138
GO, 4.00%, 01/01/2042	2,210	2,220
Macon County School District No. 61 Decatur, Series A, GO, 4.00%, 12/01/2036	5,000	5,043
Macon County, School District No. 61 Decatur
GO, 4.00%, 01/01/2040	1,420	1,405
GO, 4.00%, 01/01/2045	3,000	2,878
Metropolitan Pier & Exposition Authority
Rev., NATL, Zero Coupon, 06/15/2031	1,500	1,255
Rev., NATL, Zero Coupon, 12/15/2031	5,000	4,110
Rev., NATL, Zero Coupon, 12/15/2034	500	365
Rev., 5.00%, 12/15/2036	540	591
Rev., 5.00%, 12/15/2037	1,090	1,183
Metropolitan Pier & Exposition Authority Revenue, McCormick Place Expansion, Rev., 5.00%, 06/15/2042	5,645	5,768
Metropolitan Pier & Exposition Authority, Capital Appreciation McCormick
Rev., NATL, Zero Coupon, 12/15/2035	500	349
Rev., NATL, Zero Coupon, 06/15/2036	6,000	4,072
Rev., NATL, Zero Coupon, 06/15/2037	500	321
Rev., Zero Coupon, 06/15/2044	500	217
Series B, Rev., Zero Coupon, 06/15/2027	4,310	4,123
Metropolitan Pier & Exposition Authority, Capital Appreciation McCormick Project, Rev., NATL, Zero Coupon, 06/15/2028	4,250	3,933

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Illinois — continued
Metropolitan Pier & Exposition Authority, McCormick Expansion Project, Series B, Rev., 5.00%, 12/15/2027	125	125
Metropolitan Pier & Exposition Authority, McCormick Place
Rev., Zero Coupon, 06/15/2037	1,175	756
Rev., Zero Coupon, 06/15/2041	1,750	905
Metropolitan Pier & Exposition Authority, McCormick Place Expansion
Rev., Zero Coupon, 12/15/2035	3,200	2,232
Rev., 4.00%, 12/15/2042	1,000	953
Rev., 4.00%, 06/15/2050	1,000	869
Rev., 5.00%, 06/15/2050	2,500	2,487
Metropolitan Pier & Exposition Authority, McCormick Place Expansion Project, Rev., 5.00%, 06/15/2057	1,760	1,735
Metropolitan Water Reclamation District of Greater Chicago, Green Bond, Series C, GO, 5.00%, 12/01/2045	3,000	3,009
Metropolitan Water Reclamation District of Greater Chicago, Green Bonds, Series E, GO, 5.00%, 12/01/2036	2,065	2,088
Northeastern Illinois University
COP, BAM, 5.00%, 07/01/2027	1,195	1,226
COP, BAM, 5.00%, 07/01/2029	1,075	1,142
COP, BAM, 5.00%, 07/01/2034	1,310	1,448
COP, BAM, 5.00%, 07/01/2035	1,035	1,142
COP, BAM, 5.50%, 07/01/2040	1,150	1,262
Northern Illinois University, Auxiliary Facilities Systems Revenue Bonds, Rev., BAM, 4.00%, 10/01/2041	825	810
Northern Illinois University, Board of Trustees Auxiliary Facilities, Rev., BAM, 4.00%, 10/01/2033	1,000	1,030
Northern Illinois University, Sustainable Bond
COP, BAM, 4.25%, 04/01/2044	1,000	941
COP, BAM, 5.50%, 04/01/2049	1,250	1,311
Sales Tax Securitization Corp., Series A, Rev., 5.00%, 01/01/2048	2,000	2,011
Sales Tax Securitization Corp., Second Lien
Series A, Rev., 4.00%, 01/01/2039	3,000	2,992
Series A, Rev., 5.00%, 01/01/2036	10,000	11,153
Series A, Rev., BAM, 5.00%, 01/01/2037	750	789
Series A, Rev., 5.00%, 01/01/2037	3,370	3,711
Series C, Rev., 5.00%, 01/01/2029	850	901
Series C, Rev., 5.00%, 01/01/2032	1,400	1,543
Sales Tax Securitization Corp., Senior Lien
Series A, Rev., 5.00%, 01/01/2040	5,000	5,435
Series A, Rev., 5.00%, 01/01/2041	4,000	4,306
Southwestern Illinois Development Authority, Southwestern Il Flood Prevention, Rev., 4.00%, 10/15/2035	1,215	1,244

SEE NOTES TO FINANCIAL STATEMENTS.

180	SIX CIRCLES TRUST	DECEMBER 31, 2025

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Illinois — continued
State of Illinois
GO, 4.00%, 06/01/2032	1,980	1,984
GO, 4.00%, 06/01/2034	4,485	4,491
GO, 4.00%, 06/01/2035	1,000	1,001
GO, 4.00%, 06/01/2036	485	485
GO, 5.00%, 01/01/2028	6,810	6,821
GO, 5.00%, 02/01/2028	1,050	1,074
GO, 5.00%, 01/01/2029	2,085	2,088
GO, 5.00%, 02/01/2029	1,450	1,500
GO, 5.00%, 02/01/2030	1,460	1,578
GO, 5.00%, 05/01/2041	850	905
GO, 5.50%, 05/01/2030	2,000	2,140
Series A, GO, 4.00%, 03/01/2041	250	241
Series A, GO, 5.00%, 11/01/2026	1,360	1,385
Series A, GO, 5.00%, 03/01/2027	855	876
Series A, GO, 5.00%, 03/01/2028	1,500	1,567
Series A, GO, 5.00%, 03/01/2030	1,000	1,081
Series A, GO, 5.00%, 03/01/2046	1,000	1,018
Series A, GO, 5.50%, 03/01/2042	1,500	1,613
Series A, GO, 5.50%, 03/01/2047	2,690	2,817
Series B, GO, 4.00%, 10/01/2033	2,000	2,047
Series B, GO, 5.00%, 10/01/2029	1,000	1,073
Series B, GO, 5.00%, 10/01/2031	5,000	5,438
Series B, GO, 5.50%, 05/01/2039	250	268
Series B, GO, 5.50%, 05/01/2047	2,500	2,620
Series C, GO, 4.00%, 10/01/2037	2,000	1,984
Series C, GO, 5.00%, 11/01/2029	4,200	4,352
Series C, GO, 5.25%, 10/01/2047	3,000	3,093
Series D, GO, 5.00%, 11/01/2026	1,980	2,016
Series D, GO, 5.00%, 11/01/2027	6,080	6,318
Series D, GO, 5.00%, 11/01/2028	2,500	2,593
State of Illinois Sales Tax Revenue, Series A, Rev., BAM, 4.00%, 06/15/2029	2,250	2,342
State of Illinois Sales Tax Revenue, Junior Obligation
Series A, Rev., BAM, 4.00%, 06/15/2026	505	508
Series A, Rev., BAM, 4.00%, 06/15/2031	1,500	1,584
Series B, Rev., 5.00%, 06/15/2040	5,000	5,428
State of Illinois, Build America Bonds
GO, 6.90%, 03/01/2035	1,000	1,095
GO, 7.35%, 07/01/2035	2,857	3,111
State of Illinois, Rebuild Illinois Program, Series B, GO, 4.00%, 11/01/2039	1,500	1,460
University of Illinois Auxiliary Facilities System, Rev., 5.25%, 04/01/2041	4,390	4,845
Village of Rosemont, Series A, GO, BAM, 5.00%, 12/01/2042	10,000	10,389
Will County Community High School District No. 210 Lincoln-Way, GO, BAM, 4.00%, 01/01/2037	13,775	14,205
Will County Community Unit School District No. 209-U Wilmington, GO, 5.50%, 02/01/2038	1,195	1,285

		814,804

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Indiana — 1.4%
City of Carmel IN Waterworks Revenue, Rev., BAM, 5.25%, 05/01/2051	1,375	1,424
City of Fishers Sewage Works Revenue, Rev., BAM, 4.00%, 07/01/2047	1,000	962
City of Valparaiso, Pratt Paper (In) LLC, Rev., AMT, 4.88%, 01/01/2044 (e)	3,000	3,003
City of Whiting, BP Products North America
Rev., AMT, 4.40%, 11/01/2045 (z)	6,000	6,296
Rev., AMT, 4.40%, 03/01/2046 (z)	4,500	4,722
Evansville Waterworks District, Series A, Rev., BAM, 5.00%, 07/01/2042	925	974
Indiana Finance Authority
Rev., 5.00%, 02/01/2041	725	808
Rev., 5.00%, 08/15/2051	2,500	2,516
Rev., 5.00%, 10/01/2064 (z)	1,500	1,602
Rev., 5.25%, 10/01/2044	5,000	5,424
Series E, Rev., 5.00%, 10/01/2035	5,000	5,833
Series E, Rev., 5.00%, 10/01/2038	6,000	6,815
Indiana Finance Authority, Ascension Senior Credit Group
Rev., 5.00%, 11/15/2038	4,000	4,513
Rev., 5.00%, 11/15/2040	6,000	6,641
Indiana Finance Authority, Citizens Water Westfield Project, Series A, Rev., 4.00%, 10/01/2048	1,500	1,384
Indiana Finance Authority, Community Foundation of Northwest Industry, Rev., 5.00%, 09/01/2036	1,000	1,011
Indiana Finance Authority, DePauw University Project, Series A, Rev., 5.00%, 07/01/2047	8,000	7,882
Indiana Finance Authority, Duke Energy Indian, Rev., AMT, 4.50%, 05/01/2035 (z)	3,305	3,333
Indiana Finance Authority, First Lien CWA Authority Project
Rev., 5.00%, 10/01/2033	1,250	1,450
Rev., 5.00%, 10/01/2034	955	1,120
Rev., 5.00%, 10/01/2035	1,250	1,445
Rev., 5.00%, 10/01/2040	1,250	1,379
Rev., 5.00%, 10/01/2041	500	545
Indiana Finance Authority, Green Bonds CWA Authority Project, Rev., 4.00%, 10/01/2037	1,440	1,466
Indiana Finance Authority, IN University Health Obligation Group, Rev., 4.00%, 12/01/2040	7,000	7,000
Indiana Finance Authority, Indiana University Health, Series A, Rev., 5.00%, 10/01/2053	3,000	3,059
Indiana Finance Authority, Indianapolis Power
Series A, Rev., 0.75%, 12/01/2038 (z)	4,875	4,840

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2025	SIX CIRCLES TRUST	181

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2025 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Indiana — continued
Series B, Rev., AMT, 0.95%, 12/01/2038 (z)	7,025	6,978
Indiana Finance Authority, Margaret Mary Health
Rev., 5.50%, 03/01/2044	2,650	2,785
Rev., 5.75%, 03/01/2054	4,050	4,238
Indiana Finance Authority, Marion General Hospital, Series A, Rev., 4.00%, 07/01/2040	5,060	4,943
Indiana Finance Authority, Ohio Valley Electric Corp., Rev., 3.00%, 11/01/2030	1,230	1,203
Indiana Finance Authority, Ohio Valley Electric Corp. Project
Series A, Rev., 4.25%, 11/01/2030	2,000	2,055
Series B, Rev., 2.50%, 11/01/2030	1,000	958
Indiana Finance Authority, Second Lien, CWA Authority Project, Rev., 5.00%, 10/01/2035	3,000	3,305
Indiana Finance Authority, United States Steel Corp., Series A, Rev., 4.13%, 12/01/2026	145	145
Indiana Finance Authority, University of Evansville, Rev., 5.25%, 09/01/2037	1,150	1,199
Indiana Finance Authority, Valley Electric Corporation Project, Series B, Rev., 3.00%, 11/01/2030	1,000	978
Indiana Finance Authority, Valparaiso University Project, Rev., 4.00%, 10/01/2034	1,315	1,241
Indiana Health & Educational Facilities Financing Authority, Rev., 4.00%, 11/15/2046	3,400	3,121
Indiana Housing & Community Development Authority
Series A, Rev., GNMA/FNMA/FHLMC, 3.00%, 07/01/2051	455	450
Series B1, Rev., GNMA/FNMA/FHLMC, 4.90%, 07/01/2045	2,265	2,321
Indiana Housing & Community Development Authority, Social Bonds
Series A1, Rev., GNMA/FNMA/FHLMC COLL, 5.75%, 07/01/2053	215	227
Series A, Rev., GNMA/FNMA/FHLMC COLL, 3.00%, 07/01/2052	710	698
Series C1, Rev., GNMA/FNMA/FHLMC, 3.00%, 01/01/2052	35	35
Indiana Housing & Community Development Authority, Sustainable Bond, Series A1, Rev., GNMA/FNMA/FHLMC, 4.50%, 07/01/2044	4,000	4,024
Indiana Municipal Power Agency
Series A, Rev., 5.00%, 01/01/2029	400	427
Series A, Rev., 5.00%, 01/01/2042	8,435	8,487

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Indiana — continued
Indiana Secondary Market for Education Loans, Inc., Series 1A, Rev., AMT, 4.00%, 06/01/2046	510	494
Indiana University, Rev., 5.00%, 06/01/2034	2,665	3,102
Indianapolis Local Public Improvement Bond Bank
Rev., AMT, 5.00%, 01/01/2033	3,750	4,188
Series A, Rev., 3.84%, 02/01/2054	1,000	899
Series A, Rev., 4.00%, 06/01/2036	5,000	5,183
Series A, Rev., 4.00%, 06/01/2041	9,000	9,037
Indianapolis Local Public Improvement Bond Bank, Airport Authority, Series A1, Rev., AMT, 5.00%, 01/01/2028	200	202
Indianapolis Local Public Improvement Bond Bank, Indianapolis Airport, Rev., AMT, 5.00%, 01/01/2029	2,855	3,024
Indianapolis Local Public Improvement Bond Bank, Indianapolis Airport Authority
Rev., AMT, 5.00%, 01/01/2029	4,245	4,495
Rev., AMT, 5.00%, 01/01/2031	3,500	3,822
Indianapolis Local Public Improvement Bond Bank, Metropolitan Thoroughfare District, Series D, Rev., 4.00%, 01/01/2041	10,000	10,159
Indianapolis Local Public Improvement Bond Bank, Senior, Convention Center Hotel
Rev., 5.50%, 03/01/2038	2,150	2,335
Rev., 6.00%, 03/01/2053	2,050	2,137
Indianapolis Local Public Improvement Bond Bank, Unlimited Ad Valorem Property, Rev., 5.00%, 01/15/2040	3,350	3,696
IPS Multi-School Building Corp., Sustainable Bond First Mortgage
Rev., 5.00%, 07/15/2043	1,275	1,358
Rev., 5.00%, 07/15/2044	1,175	1,240
Northern Indiana Commuter Transportation District, Rev., 5.25%, 01/01/2049	1,500	1,590
Northwestern School Building Corp.
Rev., 6.00%, 07/15/2040	700	782
Rev., 6.00%, 07/15/2041	900	998
Purdue University
Series A, Rev., 5.00%, 07/01/2027	1,500	1,556
Series A, Rev., 5.00%, 07/01/2036	405	471
Westfield-Washington Multi-School Building Corp., Series A, Rev., BAM, 5.25%, 07/15/2043	1,550	1,689

		199,722

Iowa — 0.5%
Iowa Finance Authority
Rev., VRDO, GNMA/FNMA/FHLMC, 3.32%, 01/07/2026 (z)	2,000	2,000
Rev., GNMA/FNMA/FHLMC, 4.00%, 07/01/2039	3,545	3,537

SEE NOTES TO FINANCIAL STATEMENTS.

182	SIX CIRCLES TRUST	DECEMBER 31, 2025

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Iowa — continued
Rev., GNMA/FNMA/FHLMC, 4.50%, 07/01/2044	5,665	5,702
Series D, Rev., GNMA/FNMA/FHLMC, 3.50%, 01/01/2049	200	199
Iowa Finance Authority, Alcoa, Inc. Project, Rev., 4.75%, 08/01/2042	16,000	16,000
Iowa Finance Authority, Iowa Fertilizer Company Project
Rev., 4.00%, 12/01/2050 (p) (z)	5,905	6,418
Rev., 5.00%, 12/01/2050 (p)	5,255	6,042
Iowa Finance Authority, Lifespace Communities, Inc., Rev., 5.00%, 05/15/2044	3,000	2,898
Iowa Finance Authority, Social Bond, Series A, Rev., GNMA/FNMA/FHLMC, 3.00%, 01/01/2052	1,455	1,432
Iowa Finance Authority, Social Bonds, Series A, Rev., GNMA/FNMA/FHLMC, 3.00%, 01/01/2047	1,160	1,144
Iowa Finance Authority, Sustainable Bond Mortgage Backed, Rev., GNMA/FNMA/FHLMC, 4.50%, 07/01/2044	2,000	2,013
Iowa Finance Authority, Sustainable Bond Mortgage Backed Securities Program, Rev., GNMA/FNMA/FHLMC, 4.55%, 07/01/2045	1,220	1,219
Iowa Student Loan Liquidity Corp.
Series B, Rev., AMT, 4.50%, 12/01/2045	2,565	2,644
Series B, Rev., AMT, 5.00%, 12/01/2030	1,000	1,059
PEFA, Inc., Rev., 5.00%, 09/01/2049 (z)	7,855	7,925
Southeast Polk Community School District, Series A, GO, 5.00%, 05/01/2028	5,185	5,467

		65,699

Kansas — 0.2%
Butler County Unified School District No. 385 Andover, Refunding and School Building, GO, 5.00%, 09/01/2032 (p)	1,000	1,040
City of Lawrence KS, Rev., 4.00%, 07/01/2036	1,500	1,508
City of Manhattan, Meadowlark Hills, Series A, Rev., 4.00%, 06/01/2036	1,000	962
City of Wichita KS, Rev., 5.25%, 05/15/2039	2,460	2,472
Johnson County Unified School District No. 512 Shawnee Mission, Series A, GO, 4.00%, 10/01/2043	2,000	2,002
Kansas Development Finance Authority, Series F, Rev., 2.95%, 09/01/2059 (z)	2,240	2,235
Kansas Development Finance Authority, Unrefunded, Rev., 5.00%, 11/15/2054 (z)	1,500	1,585

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Kansas — continued
Riley County Unified School District No. 383 Manhattan-Ogden, Series A, GO, 5.00%, 09/01/2034 (p)	1,000	1,040
University of Kansas Hospital Authority, Improvement KU Health System, Rev., 5.00%, 09/01/2045	3,800	3,801
University of Kansas Hospital Authority, University Kansas Health System, Rev., 5.00%, 03/01/2047 (p)	3,865	3,969
University of Kansas Hospital Authority, Unrefunded University Kansas Health System, Rev., 5.00%, 03/01/2047	7,350	7,381
Wyandotte County Unified School District No. 203 Piper
Series A, GO, 5.00%, 09/01/2040	900	968
Series A, GO, 5.25%, 09/01/2052	1,000	1,039

		30,002

Kentucky — 1.8%
City of Henderson, Pratt Paper LLC Project, Rev., AMT, 4.45%, 01/01/2042 (e)	1,685	1,652
County of Carroll, Utilities Company Project, Rev., AMT, 2.00%, 02/01/2032	8,620	7,746
County of Trimble, Kentucky Utilities Co., Rev., AMT, 4.70%, 06/01/2054 (z)	8,000	8,060
County of Trimble, Louisville Gas & Electric, Rev., 0.63%, 09/01/2026	605	593
County of Trimble, Louisville Gas & Electricity, Rev., AMT, 1.35%, 11/01/2027	8,100	7,788
County of Trimble, Louisville Gas and Electric, Rev., AMT, 4.70%, 06/01/2054 (z)	6,665	6,715
County of Trimble, Louisville Gas and Electric Company, Rev., AMT, 1.30%, 09/01/2044 (z)	4,500	4,287
County of Warren, Bowling Green Warren County, Rev., 5.25%, 04/01/2049	5,000	5,208
Fayette County School District, Series A, GO, BAM, 5.00%, 06/01/2042	10,000	10,826
Fayette County School District Finance Corp., Series A, Rev., 4.00%, 05/01/2038	3,000	2,984
Kenton County Airport Board, Rev., AMT, 5.00%, 01/01/2032	1,175	1,300
Kentucky Bond Development Corp., Baptist Healthcare System, Rev., 5.00%, 08/15/2055 (z)	1,650	1,834
Kentucky Bond Development Corp., Centre College, Rev., 4.00%, 06/01/2040	420	406
Kentucky Economic Development Finance Authority, Baptist Healthcare System, Series B, Rev., 5.00%, 08/15/2041	9,550	9,732

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2025	SIX CIRCLES TRUST	183

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2025 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Kentucky — continued
Kentucky Economic Development Finance Authority, Commonspirit Health, Series A, Rev., 5.00%, 08/01/2044	3,500	3,545
Kentucky Economic Development Finance Authority, CommonSpirit Health, Series A, Rev., 5.00%, 08/01/2044	2,995	3,034
Kentucky Economic Development Finance Authority, Norton Healthcare, Inc.
Series B, Rev., NATL, Zero Coupon, 10/01/2026	4,305	4,181
Series B, Rev., NATL, Zero Coupon, 10/01/2027	2,195	2,051
Kentucky Economic Development Finance Authority, Owensboro Health, Series A, Rev., 5.00%, 06/01/2045	1,000	1,000
Kentucky Economic Development Finance Authority, Senior Next Generation Information
Rev., 4.25%, 07/01/2035	2,645	2,646
Rev., 5.00%, 07/01/2040	5,000	5,004
Rev., 5.00%, 01/01/2045	3,295	3,296
Kentucky Higher Education Student Loan Corporation, Series A1, Rev., AMT, 4.75%, 06/01/2040	1,170	1,199
Kentucky Housing Corp.
Rev., GNMA/FNMA/FHLMC, 6.25%, 01/01/2055	1,050	1,144
Series A, Rev., GNMA/FNMA/FHLMC, 6.25%, 07/01/2054	2,285	2,531
Series E, Rev., GNMA/FNMA/FHLMC, 6.25%, 07/01/2055	2,490	2,735
Kentucky Housing Corp., Beecher Terrace Phase IV, Rev., HUD, 5.00%, 09/01/2043 (z)	1,015	1,018
Kentucky Housing Corp., Meadows at McNeely Lake, Rev., HUD, 3.15%, 05/01/2030 (z)	4,125	4,129
Kentucky Public Energy Authority
Rev., 5.00%, 01/01/2055 (z)	5,510	5,927
Series A1, Rev., 4.00%, 08/01/2052 (z)	2,570	2,595
Series A1, Rev., 5.25%, 04/01/2054 (z)	24,200	26,136
Series A2, Rev., (United States SOFR * 0.67 + 1.20%), 3.73%, 08/01/2052 (aa)	2,500	2,517
Series A, Rev., 5.00%, 05/01/2055 (z)	10,285	10,810
Series C, Rev., 4.00%, 02/01/2050 (z)	10,885	11,026
Series C, Rev., 5.00%, 05/01/2036	20,000	21,241
Kentucky State Property & Building Commission, Project No. 131, Series A, Rev., 5.00%, 10/01/2041	1,500	1,641
Kentucky State Property & Building Commission, Project No. 133
Series A, Rev., 5.00%, 09/01/2042	4,000	4,351
Series A, Rev., 5.00%, 09/01/2043	12,000	12,917

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Kentucky — continued
Kentucky State Property & Buildings Commission, Project No. 132, Series A, Rev., 5.00%, 04/01/2044	9,000	9,598
Kentucky State University, Kentucky State University Project
COP, BAM, 4.00%, 11/01/2033	145	153
COP, BAM, 4.00%, 11/01/2035	135	141
COP, BAM, 4.00%, 11/01/2036	155	160
COP, BAM, 4.00%, 11/01/2038	650	665
Louisville and Jefferson County Metropolitan Government, Louisville Gas And Electric Co. Project, Series A, Rev., 0.90%, 09/01/2026	2,750	2,699
Louisville and Jefferson County Metropolitan Government, Norton Healthcare, Inc., Rev., 5.00%, 10/01/2031	670	679
Louisville and Jefferson County Metropolitan Government, UofL Health Project, Series A, Rev., 5.00%, 05/15/2052	8,995	8,863
Louisville/Jefferson County Metropolitan Government, Louisville Gas & Electric, Rev., 2.00%, 10/01/2033	1,000	872
Louisville/Jefferson County Metropolitan Government, Louisville Gas & Electric Co. Project, Rev., AMT, 1.35%, 11/01/2027	2,000	1,918
Louisville/Jefferson County Metropolitan Government, UofL Health Project, Series A, Rev., 5.00%, 05/15/2047	3,180	3,197
Louisville-Jefferson County Metropolitan Government, Norton Healthcare, Inc., Rev., 5.00%, 10/01/2033	2,000	2,025
Public Energy Authority of Kentucky, Series A, Rev., 5.25%, 06/01/2055 (z)	12,550	13,276
Rural Water Financing Agency, Public Projects Construction, Rev., 3.70%, 05/01/2027	4,000	3,971
University of Kentucky, Rev., 4.00%, 10/01/2036	5,000	5,003

		259,025

Louisiana — 1.0%
City of Lafayette, Utilities Revenue Electric Project, Rev., 5.00%, 11/01/2046	5,000	5,232
City of New Orleans LA, GO, 5.00%, 12/01/2039	2,000	2,184
City of Shreveport Water & Sewer Revenue
Rev., 5.00%, 12/01/2036	2,260	2,539
Rev., 5.00%, 12/01/2039	2,300	2,532
Consolidated Government of the City of Baton Rouge & Parish of East Baton Rouge, Sales Tax, Rev., 5.00%, 08/01/2027	1,400	1,450
East Baton Rouge Sewerage Commission, Series A, Rev., 1.30%, 02/01/2041 (z)	4,500	4,244

SEE NOTES TO FINANCIAL STATEMENTS.

184	SIX CIRCLES TRUST	DECEMBER 31, 2025

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Louisiana — continued
Ernest N Morial New Orleans Exhibition Hall Authority, Special Tax, 5.25%, 07/15/2048	6,000	6,204
Lakeshore Villages Master Community Development District, Parish of St. Tammany, Special Assessment, 3.20%, 06/01/2041 (e)	630	506
Louisiana Housing Corp., Series C, Rev., GNMA/FNMA/FHLMC, 6.25%, 06/01/2055	1,600	1,782
Louisiana Housing Corp., B.W. Cooper Senior Project, Rev., HUD, 3.20%, 08/01/2029 (z)	310	310
Louisiana Housing Corp., Home Ownership Program, Rev., GNMA/FNMA/FHLMC COLL, 5.75%, 06/01/2054	375	405
Louisiana Housing Corp., NSA East Bank Apartments, Rev., FHA, 3.15%, 04/01/2030 (z)	650	651
Louisiana Housing Corp., Social Bonds Home Ownership Project, Rev., GNMA/FNMA/FHLMC, 5.00%, 06/01/2052	15	16
Louisiana Local Government Environmental Facilities & Community Development Authority, Entergy Louisiana LLC Project
Rev., 2.00%, 06/01/2030	2,755	2,568
Rev., 2.50%, 04/01/2036	1,185	1,017
Louisiana Local Government Environmental Facilities & Community Development Authority, Subordinate, East Baton Rouge
Rev., 5.00%, 02/01/2036	640	704
Rev., 5.00%, 02/01/2041	1,560	1,649
Louisiana Local Government Environmental Facilities & Community Development Authority, Westlake Chemical Corp. Project, Rev., 3.50%, 11/01/2032	3,685	3,655
Louisiana Public Facilities Authority
Rev., 5.25%, 07/01/2050	3,500	3,667
Rev., AMT, 5.50%, 09/01/2054	4,000	4,069
Rev., AMT, 5.75%, 09/01/2064	8,000	8,243
Louisiana Public Facilities Authority, I-10 Calcasieu River Bridge, Rev., AMT, 5.00%, 09/01/2066	3,830	3,610
Louisiana Public Facilities Authority, Loyola University Project
Rev., 4.00%, 10/01/2038	2,560	2,467
Rev., 5.25%, 10/01/2048	5,100	5,093
Louisiana Public Facilities Authority, Ochsner Clinic Foundation Project
Rev., 5.00%, 05/15/2042	1,000	1,009
Rev., 5.00%, 05/15/2047	805	805
Louisiana Public Facilities Authority, Waste Pro USA, Inc. Project, Rev., AMT, 4.38%, 05/01/2053 (e) (z)	10,000	10,012

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Louisiana — continued
Louisiana Stadium & Exposition District, Series A, Rev., 5.00%, 07/01/2043	4,995	5,270
Louisiana Stadium & Exposition District, Senior Bonds
Series A, Rev., 5.00%, 07/01/2042	5,460	5,810
Series A, Rev., 5.00%, 07/01/2048	2,500	2,565
Series A, Rev., 5.25%, 07/01/2053	7,500	7,771
New Orleans Aviation Board
Rev., AMT, 5.00%, 01/01/2032	1,440	1,576
Rev., AMT, 5.00%, 01/01/2033	1,000	1,100
Rev., AMT, 5.25%, 01/01/2041	3,500	3,779
New Orleans Aviation Board, General Airport, Series D2, Rev., AMT, 5.00%, 01/01/2033	1,100	1,113
New Orleans Aviation Board, General Airport North Terminal
Series B, Rev., AMT, 5.00%, 01/01/2038	1,000	1,007
Series B, Rev., AMT, 5.00%, 01/01/2048	5,000	5,001
Parish of St James LA, Rev., 3.70%, 08/01/2041 (e) (z)	3,320	3,362
Parish of St John the Baptist, Marathon Oil Corporation Project, Rev., 4.05%, 06/01/2037 (z)	2,625	2,641
Parish of St. John the Baptist, Marathon Oil Corporation, Rev., 3.30%, 06/01/2037 (z)	10,430	10,557
Parish of St. John the Baptist, Marathon Oil Corporation Project, Rev., 2.38%, 06/01/2037 (z)	3,000	2,993
Port New Orleans Board of Commissioners, Series E, Rev., AMT, 5.00%, 04/01/2039	1,170	1,214
St. Tammany Parish Hospital Service District No. 1
Series A, Rev., 5.00%, 07/01/2032	1,615	1,682
Series A, Rev., 5.00%, 07/01/2034	1,655	1,717
State of Louisiana, Series A, GO, 5.00%, 03/01/2037	9,555	10,084

		145,865

Maine — 0.2%
Finance Authority of Maine, Casella Waste Systems, Rev., AMT, 4.63%, 12/01/2047 (e) (z)	745	751
Finance Authority of Maine, Supplemental Educational Loan Program, Series A1, Rev., AMT, 2.38%, 12/01/2033	705	623
Maine Health & Higher Educational Facilities Authority
Series A, Rev., 4.38%, 07/01/2048	2,100	2,080
Series A, Rev., 5.25%, 07/01/2049	1,930	2,033
Maine Health & Higher Educational Facilities Authority, Maine Healthcare
Series A, Rev., 4.00%, 07/01/2046	4,000	3,163

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2025	SIX CIRCLES TRUST	185

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2025 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Maine — continued
Series A, Rev., 5.00%, 07/01/2041	6,030	5,850
Series A, Rev., 5.00%, 07/01/2046	7,645	7,105
Maine State Housing Authority, Social Bonds, Series D, Rev., 3.00%, 11/15/2051	540	533
Maine Turnpike Authority
Rev., 4.00%, 07/01/2045	9,000	8,724
Rev., 5.00%, 07/01/2028	2,000	2,122

		32,984

Maryland — 1.5%
City of Baltimore MD, Rev., 4.88%, 06/01/2042	1,275	1,295
City of Baltimore, Wastewater Projects, Series A, Rev., 5.00%, 07/01/2049	5,000	5,077
City of Baltimore, Water Project, Series A, Rev., 5.00%, 07/01/2050	3,200	3,265
City of Brunswick, Brunswick Crossing Special Tax, Special Tax, 4.00%, 07/01/2029	415	414
City of Hyattsville MD, Special Tax, 5.00%, 07/01/2031	2,120	2,120
County of Baltimore, GO, 4.00%, 03/01/2042	10,300	10,312
County of Baltimore MD, GO, 5.00%, 02/01/2046	5,000	5,002
County of Howard, Series D, GO, 5.00%, 02/15/2030	3,000	3,156
County of Montgomery, Series B, GO, 4.00%, 11/01/2028	1,500	1,564
County of Montgomery MD
GO, 2.00%, 08/01/2039	2,000	1,562
Rev., 5.00%, 12/01/2045	5,000	5,013
County of Montgomery, Trinity Health Credit Group
Rev., 4.00%, 12/01/2044	3,000	2,825
Rev., 5.00%, 12/01/2044	1,650	1,651
County of Prince George’s MD, Series A, GO, 5.00%, 08/01/2041	2,435	2,727
Maryland Community Development Administration
Series B, Rev., 3.00%, 09/01/2051	100	98
Series D, Rev., 3.25%, 09/01/2050	1,470	1,460
Maryland Community Development Administration, Community Dev Admin Social Bonds, Rev., GNMA/FNMA/FHLMC COLL, 4.95%, 09/01/2042	1,430	1,498
Maryland Community Development Administration, Residential
Series A, Rev., 3.75%, 03/01/2050	820	821
Series B, Rev., AMT, 4.50%, 09/01/2048	740	747
Maryland Community Development Administration, Social Bonds
Series C, Rev., 3.00%, 09/01/2051	3,866	3,812

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Maryland — continued
Series C, Rev., GNMA/FNMA/FHLMC COLL, 5.75%, 09/01/2054	400	426
Maryland Community Development Administration, Sustainable Bonds, Series E, Rev., GNMA/FNMA/FHLMC, 6.25%, 03/01/2054	4,450	4,826
Maryland Economic Development Corp., Rev., 5.00%, 06/01/2043	5,000	5,373
Maryland Economic Development Corp., Core Natural Resources, Inc., Rev., 5.00%, 07/01/2048 (e) (z)	1,510	1,581
Maryland Economic Development Corp., Green Bond Purple Line Light, Rev., AMT, 5.25%, 06/30/2052	2,000	1,961
Maryland Economic Development Corp., Green Bond, Purple Line, Rev., AMT, 5.25%, 06/30/2047	1,300	1,296
Maryland Economic Development Corp., Morgan State University Project
Rev., 4.00%, 07/01/2040	665	637
Rev., 5.38%, 07/01/2038	1,250	1,352
Maryland Economic Development Corp., Port Covington Project
Tax Allocation, 3.25%, 09/01/2030	1,105	1,075
Tax Allocation, 4.00%, 09/01/2040	2,280	2,139
Maryland Economic Development Corp., Transportation Facilities Project, Series A, Rev., 5.00%, 06/01/2035	1,000	1,034
Maryland Health & Higher Educational Facilities Authority, Adventist Healthcare
Rev., 4.00%, 01/01/2038	2,020	1,996
Rev., 5.00%, 01/01/2036	4,580	4,827
Maryland Health & Higher Educational Facilities Authority, Doctors Community Hospital, Rev., 5.00%, 07/01/2034	2,000	2,040
Maryland Health & Higher Educational Facilities Authority, Lifebridge Health, Rev., 4.00%, 07/01/2041	2,315	2,311
Maryland Health & Higher Educational Facilities Authority, Medstar Health Issue
Series A, Rev., 5.00%, 05/15/2042	3,000	3,029
Series A, Rev., 5.00%, 05/15/2045	9,565	9,604
Series B, Rev., 5.00%, 08/15/2038	1,000	998
Maryland Health & Higher Educational Facilities Authority, MedStar Health, Inc., Series A, Rev., 5.00%, 08/15/2038	2,000	1,996
Maryland Health & Higher Educational Facilities Authority, The Johns Hopkins Health System Corporation
Rev., 5.00%, 05/15/2032	2,000	2,260
Rev., 5.00%, 05/15/2035	2,500	2,913
Maryland Health & Higher Educational Facilities Authority, TidalHealth Issue
Series C, Rev., 5.25%, 07/01/2050	8,650	8,973

SEE NOTES TO FINANCIAL STATEMENTS.

186	SIX CIRCLES TRUST	DECEMBER 31, 2025

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Maryland — continued
Series C, Rev., 5.50%, 07/01/2055	1,500	1,602
Maryland Health & Higher Educational Facilities Authority, UPMC Health System, Series B, Rev., 4.00%, 04/15/2050	3,000	2,643
Maryland Stadium Authority, Built To Learn Act
Rev., 5.00%, 06/01/2039	4,135	4,619
Rev., 5.00%, 06/01/2040	4,150	4,578
Maryland State Transportation Authority Passenger Facility Charge Revenue, Rev., AMT, 4.00%, 06/01/2039	5,145	5,130
State of Maryland
GO, 5.00%, 06/01/2036	5,000	5,783
Series A, GO, 5.00%, 06/01/2040	12,000	13,537
State of Maryland Department of Transportation, Rev., 3.00%, 10/01/2030	1,500	1,505
State of Maryland Department of Transportation, Baltimore Washington International
Rev., AMT, 4.00%, 08/01/2038	965	968
Rev., AMT, 4.00%, 08/01/2039	1,160	1,157
State of Maryland, Department of Transportation, Series A, Rev., 4.00%, 04/01/2038	9,215	9,546
State of Maryland, Group 1, Series A, GO, 5.00%, 08/01/2028	1,500	1,598
State of Maryland, Local Facilities Loan, Series A, GO, 5.00%, 08/01/2028	5,000	5,325
State of Maryland, State & Local Facilities Loan of 2022, GO, 5.00%, 06/01/2033	1,000	1,139
University System of Maryland, Series A, Rev., 4.00%, 04/01/2051	1,500	1,407
Washington Suburban Sanitary Commission
Rev., CNTY GTD, 2.13%, 06/01/2036	7,885	6,750
Rev., CNTY GTD, 3.00%, 06/01/2038	4,550	4,242
Rev., CNTY GTD, 5.00%, 06/01/2029	2,000	2,172
Rev., CNTY GTD, 5.00%, 06/01/2039	9,080	10,152
Washington Suburban Sanitary Commission, Consolidated Public Improvement
Rev., CNTY GTD, 3.00%, 06/01/2035	3,045	2,996
Rev., CNTY GTD, 3.00%, 06/01/2037	5,180	4,909
Rev., CNTY GTD, 5.00%, 06/01/2029	1,500	1,591
Rev., CNTY GTD, 5.00%, 06/01/2038	5,000	5,712

		216,127

Massachusetts — 2.1%
Boston Water & Sewer Commission, Senior Bonds, Series B, Rev., 4.00%, 11/01/2039	1,570	1,618
City of Brockton, GO, 4.00%, 08/01/2047	3,145	3,012
Collegiate Charter School of Lowell, Rev., 5.00%, 06/15/2049	1,250	1,187

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Massachusetts — continued
Commonwealth of Massachusetts
GO, 4.00%, 09/01/2036	11,765	11,769
GO, 4.00%, 07/01/2037	10,000	10,003
GO, 4.00%, 09/01/2044	13,020	12,624
GO, 4.00%, 05/01/2045	10,000	9,565
Rev., NATL, 5.50%, 01/01/2034 (p)	1,500	1,752
Series B, GO, 5.00%, 11/01/2041	9,000	9,925
Series C, GO, 5.00%, 10/01/2049	10,000	10,407
Series D, GO, 5.00%, 10/01/2053	10,000	10,338
Series E, GO, 4.00%, 09/01/2043	10,000	9,842
Series E, GO, 5.00%, 11/01/2047	5,000	5,216
Commonwealth of Massachusetts Transportation Fund Revenue, Series A, Rev., 4.00%, 06/01/2038	3,525	3,551
Commonwealth of Massachusetts, Consolidated Loan
Series A, GO, 5.00%, 01/01/2041	1,500	1,649
Series A, GO, 5.00%, 01/01/2054	2,000	2,071
Series G, GO, 5.00%, 12/01/2042	2,090	2,311
Commonwealth of Massachusetts, Consolidated Loans, Series E, GO, 5.00%, 11/01/2050	17,175	17,636
Massachusetts Bay Transportation Authority Sales Tax Revenue, Series B, Rev., 5.00%, 07/01/2044	4,235	4,599
Massachusetts Bay Transportation Authority Senior Sales Tax Bond, Senior, Series A1, Rev., 4.00%, 07/01/2053	2,750	2,522
Massachusetts Bay Transportation Authority, Subordinated Sales Tax Bonds, Series A1, Rev., 4.00%, 07/01/2051	5,000	4,624
Massachusetts Clean Water Trust (The), Sustainable Bonds
Rev., 5.00%, 02/01/2033	1,000	1,167
Rev., 5.00%, 02/01/2035	3,760	4,333
Rev., 5.00%, 02/01/2038	250	281
Massachusetts Development Finance Agency
Rev., 5.00%, 07/01/2050	4,045	4,169
Rev., 5.50%, 07/01/2050	7,500	7,987
Rev., 6.50%, 07/15/2060 (e)	1,000	991
Series E, Rev., 5.00%, 07/01/2031	1,980	1,994
Series E, Rev., 5.00%, 07/01/2034	5,000	5,028
Massachusetts Development Finance Agency, Beth Israel Lahey Health Issue, Rev., 5.00%, 07/01/2032	4,385	4,952
Massachusetts Development Finance Agency, Boston Medical Center, Rev., 5.25%, 07/01/2052	5,100	5,086
Massachusetts Development Finance Agency, Emerson College, Series A, Rev., 5.00%, 01/01/2047	5,075	4,931
Massachusetts Development Finance Agency, Gingercare Living, Inc., Rev., 4.75%, 12/01/2029 (e)	1,700	1,700

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2025	SIX CIRCLES TRUST	187

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2025 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Massachusetts — continued
Massachusetts Development Finance Agency, Green Bond, Boston Medical Center, Rev., 5.00%, 07/01/2044	2,840	2,793
Massachusetts Development Finance Agency, Lahey Health System, Series F, Rev., 5.00%, 08/15/2045	10,000	10,003
Massachusetts Development Finance Agency, Lowell General Hospital, Series G, Rev., 5.00%, 07/01/2044	4,000	3,838
Massachusetts Development Finance Agency, Mass General Brigham
Series D, Rev., 5.00%, 07/01/2047	8,010	8,300
Series D, Rev., 5.00%, 07/01/2054	8,000	8,181
Massachusetts Development Finance Agency, Milford Regional Medical Center, Rev., 5.00%, 07/15/2046 (p)	1,000	1,108
Massachusetts Development Finance Agency, Northeastern University Issue, Rev., 5.00%, 10/01/2044	2,000	2,122
Massachusetts Development Finance Agency, Suffolk University Project, Rev., 4.00%, 07/01/2051	1,250	1,034
Massachusetts Development Finance Agency, Tufts Medicine Issue, Rev., 5.50%, 10/01/2045	2,000	2,072
Massachusetts Development Finance Agency, UMass Memorial Health Care, Rev., 5.00%, 07/01/2044	1,000	1,001
Massachusetts Educational Financing Authority
Rev., AMT, 4.25%, 07/01/2032	80	82
Rev., AMT, 5.00%, 07/01/2029	2,250	2,360
Rev., AMT, 5.00%, 07/01/2032	585	631
Rev., AMT, 5.50%, 07/01/2055	4,000	4,078
Series B, Rev., AMT, 2.63%, 07/01/2036	95	95
Massachusetts Educational Financing Authority, Educational Loan Revenue Bonds, Rev., AMT, 2.00%, 07/01/2037	130	108
Massachusetts Educational Financing Authority, Senior, Series B, Rev., AMT, 5.00%, 07/01/2029	1,400	1,469
Massachusetts Educational Financing Authority, Senior Bonds
Series B, Rev., AMT, 4.25%, 07/01/2044	615	615
Series B, Rev., AMT, 5.00%, 07/01/2029	2,650	2,780
Massachusetts Educational Financing Authority, Senior Issue M, Series B, Rev., AMT, 3.63%, 07/01/2038	725	722
Massachusetts Health & Educational Facilities Authority, Series F3, Rev., VRDO, LOC: TD Bank NA, 2.81%, 01/07/2026 (z)	5,550	5,550

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Massachusetts — continued
Massachusetts Housing Finance Agency, Mill Road Apartments Project, Rev., VRDO, 2.35%, 01/07/2026 (z)	5,600	5,600
Massachusetts Housing Finance Agency, Social Bond, Series 220, Rev., GNMA/FNMA/FHLMC, 3.00%, 12/01/2050	2,390	2,359
Massachusetts Housing Finance Agency, Social Bonds
Series 223, Rev., GNMA/FNMA/FHLMC, 3.00%, 06/01/2047	805	795
Series 227, Rev., GNMA/FNMA/FHLMC COLL, 4.70%, 12/01/2043	2,250	2,295
Massachusetts Housing Finance Agency, Sustainability Bond
Series C1, Rev., 2.65%, 12/01/2034	1,000	893
Series D3, Rev., FHA HUD, 3.35%, 06/01/2027	650	650
Massachusetts Housing Finance Agency, Sustainable Bond, Series 234, Rev., GNMA/FNMA/FHLMC, 4.50%, 12/01/2044	575	577
Massachusetts Port Authority
Rev., AMT, 4.00%, 07/01/2046	8,000	7,285
Rev., AMT, 5.00%, 07/01/2049	2,735	2,762
Series E, Rev., AMT, 5.00%, 07/01/2031	1,495	1,650
Series E, Rev., AMT, 5.00%, 07/01/2032	2,000	2,201
Series E, Rev., AMT, 5.00%, 07/01/2051	3,000	3,033
Massachusetts Port Authority, Green Bonds
Series A, Rev., AMT, 5.00%, 07/01/2031	925	1,021
Series A, Rev., AMT, 5.00%, 07/01/2038	2,580	2,791
Series A, Rev., AMT, 5.00%, 07/01/2040	3,500	3,732
Massachusetts School Building Authority
Rev., 4.00%, 02/15/2042	5,700	5,611
Rev., 5.00%, 02/15/2038	1,105	1,274
Massachusetts Water Resources Authority, Sustainable Bond, Rev., 5.00%, 08/01/2026 (p)	515	522
Massachusetts Water Resources Authority, Unrefunded Sustainable Bond, Rev., 5.00%, 08/01/2026	485	492
Tender Option Bond Trust Receipts/Certificates, Series 2016-XM0232, Rev., LIQ: Bank of America NA, 3.39%, 07/01/2032 (e) (z)	6,010	6,010
Town of Tyngsborough, GO, 4.00%, 10/15/2045	1,955	1,919
Town of Watertown MA, GO, 4.00%, 06/15/2050	1,850	1,775
University of Massachusetts Building Authority, Series 2021, Rev., 5.00%, 11/01/2026	5,000	5,102

		298,131

SEE NOTES TO FINANCIAL STATEMENTS.

188	SIX CIRCLES TRUST	DECEMBER 31, 2025

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Michigan — 1.8%
City of Detroit Sewage Disposal System Revenue, Floating Rate Notes Refunding System Libor D, Rev., (CME Term SOFR 3 Month * 0.67 + 0.60%), 3.45%, 07/01/2032 (aa)	1,000	997
City of Detroit, Social Bonds
Series A, GO, 4.00%, 04/01/2041	500	484
Series A, GO, 5.00%, 04/01/2039	115	121
Series A, GO, 5.00%, 04/01/2046	35	35
Series A, GO, 5.00%, 04/01/2050	30	30
City of Grand Rapids MI, GO, 5.00%, 04/01/2054	2,700	2,802
City of Warren
GO, 5.00%, 11/01/2043	1,430	1,526
GO, 5.00%, 11/01/2044	1,015	1,078
Detroit Downtown Development Authority, Tax Allocation, 5.00%, 07/01/2048	995	1,033
Gerald R Ford International Airport Authority
Rev., CNTY GTD, AMT, 5.00%, 01/01/2026	225	225
Rev., CNTY GTD, AMT, 5.00%, 01/01/2027	350	357
Rev., CNTY GTD, AMT, 5.00%, 01/01/2028	275	287
Rev., CNTY GTD, AMT, 5.00%, 01/01/2029	600	637
Rev., CNTY GTD, AMT, 5.00%, 01/01/2034	1,140	1,256
Grand Rapids Public Schools
GO, 5.00%, 05/01/2042	1,225	1,334
GO, 5.00%, 05/01/2043	1,700	1,832
GO, 5.00%, 05/01/2044	1,450	1,547
GO, 5.00%, 05/01/2046	4,000	4,193
Great Lakes Water Authority Sewage Disposal System Revenue
Series B, Rev., 5.00%, 07/01/2031	2,085	2,347
Series B, Rev., 5.00%, 07/01/2035	14,010	16,305
Series B, Rev., 5.00%, 07/01/2036	1,000	1,152
Great Lakes Water Authority Sewage Disposal System Revenue, Senior Lien
Series A, Rev., 5.00%, 07/01/2038	645	724
Series B, Rev., 5.00%, 07/01/2028	140	148
Series C, Rev., 5.00%, 07/01/2037	850	961
Series C, Rev., 5.00%, 07/01/2038	725	812
Series C, Rev., 5.00%, 07/01/2040	1,150	1,268
Series C, Rev., 5.00%, 07/01/2041	1,140	1,245
Series C, Rev., 5.00%, 07/01/2042	1,200	1,300
Series C, Rev., 5.00%, 07/01/2043	875	941
Great Lakes Water Authority Water Supply System Revenue
Rev., 5.00%, 07/01/2036	10,625	12,086
Rev., 5.00%, 07/01/2037	1,570	1,775
Rev., 5.25%, 07/01/2052	3,000	3,155

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Michigan — continued
Series B, Rev., 5.00%, 07/01/2034	3,500	4,074
Series B, Rev., 5.00%, 07/01/2046	8,500	8,532
Series C, Rev., 5.25%, 07/01/2055	3,605	3,851
Great Lakes Water Authority Water Supply System Revenue, Senior Lien Bonds
Series A, Rev., 5.00%, 07/01/2037	2,510	2,838
Series A, Rev., 5.00%, 07/01/2038	2,000	2,240
Series B, Rev., 5.00%, 07/01/2037	550	622
Series B, Rev., 5.00%, 07/01/2038	500	560
Lansing Board of Water & Light
Series A, Rev., 5.00%, 07/01/2037	1,625	1,863
Series A, Rev., 5.00%, 07/01/2039	405	455
Series A, Rev., 5.00%, 07/01/2041	1,500	1,652
Series A, Rev., 5.00%, 07/01/2048	1,675	1,712
Series A, Rev., 5.25%, 07/01/2054	7,000	7,445
Michigan Finance Authority, Series A, Rev., 4.00%, 12/01/2049	1,000	902
Michigan Finance Authority, Aquinas College Project
Rev., 5.00%, 05/01/2036	300	238
Rev., 5.00%, 05/01/2046	2,000	1,506
Michigan Finance Authority, Beaumont Health Credit Group, Rev., 5.00%, 11/01/2044	8,090	8,093
Michigan Finance Authority, Beaumont Spectrum
Rev., 4.00%, 04/15/2042	2,500	2,482
Rev., 5.00%, 04/15/2030	3,000	3,288
Michigan Finance Authority, Beaumont Spectrum Consolidated, Rev., 4.00%, 04/15/2038	1,175	1,195
Michigan Finance Authority, Che Trinity Health, Rev., 4.00%, 12/01/2040 (p)	95	99
Michigan Finance Authority, Henry Ford Health System
Rev., 5.00%, 11/15/2041	3,145	3,173
Series A, Rev., 5.00%, 11/15/2048	7,000	7,027
Michigan Finance Authority, Higher Educational Facilities Authority
Rev., 5.00%, 09/01/2032	690	753
Rev., 5.00%, 09/01/2033	800	867
Rev., 5.00%, 09/01/2034	570	617
Rev., 5.00%, 09/01/2035	1,200	1,293
Michigan Finance Authority, Multi Modal McLaren Health Care
Rev., 4.00%, 02/15/2044	9,625	9,045
Rev., 4.00%, 02/15/2047	3,000	2,689
Rev., 4.00%, 02/15/2050	2,500	2,188
Michigan Finance Authority, Senior Turbo, Series A2, Rev., 5.00%, 06/01/2040	1,655	1,687
Michigan Finance Authority, State Aid Note Loan Program, Rev., 5.00%, 11/01/2029	2,755	2,986

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2025	SIX CIRCLES TRUST	189

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2025 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Michigan — continued
Michigan Finance Authority, State Revolving Fund Program, Rev., 5.00%, 10/01/2042	8,000	8,806
Michigan Finance Authority, Trinity Health Credit Group
Rev., 4.00%, 12/01/2040	9,130	9,019
Rev., 4.00%, 12/01/2048	1,300	1,182
Rev., 5.00%, 12/01/2036	1,000	1,093
Rev., 5.00%, 12/01/2045 (p)	355	358
Michigan Finance Authority, Unrefunded Trinity Health Corporation, Rev., 5.00%, 12/01/2045	6,895	6,909
Michigan State Building Authority
Series I, Rev., 5.00%, 10/15/2027	2,500	2,613
Series I, Rev., 5.00%, 04/15/2042	2,500	2,756
Michigan State Building Authority, Facilities Multi Mod Program, Rev., VRDO, 3.42%, 01/02/2026 (z)	10,955	10,955
Michigan State Building Authority, Facilities Program
Series II, Rev., 4.00%, 10/15/2043	1,000	989
Series II, Rev., 5.00%, 10/15/2026	3,500	3,569
Series II, Rev., 5.00%, 10/15/2042	1,350	1,460
Michigan State Hospital Finance Authority, Hospital Trinity Health Credit, Series C, Rev., 5.00%, 12/01/2027	100	104
Michigan State Housing Development Authority
Rev., 2.90%, 09/01/2045 (z)	2,000	1,994
Rev., HUD, 4.45%, 10/01/2044	1,500	1,501
Series A, Rev., 5.10%, 10/01/2053	5,000	5,090
Series C, Rev., 3.00%, 06/01/2051	1,220	1,204
Michigan State Housing Development Authority, Social Bond
Series A, Rev., 3.00%, 06/01/2052	2,190	2,157
Series A, Rev., 5.00%, 06/01/2053	1,585	1,652
Michigan State Housing Development Authority, Social Bonds
Series A, Rev., 5.50%, 12/01/2053	1,075	1,156
Series D, Rev., 5.50%, 06/01/2053	260	275
Michigan State Housing Development Authority, Sustainable Bond, Series D, Rev., 6.25%, 06/01/2055	785	863
Michigan State Housing Development Authority, Sustainable Bonds, Series A, Rev., 6.00%, 06/01/2054	2,620	2,843
Michigan State University, Series C, Rev., 4.00%, 02/15/2039	2,000	2,028
Michigan Strategic Fund
Rev., AMT, 3.35%, 10/01/2049 (z)	1,000	999
Rev., AMT, 5.00%, 12/31/2043	3,000	3,008
Michigan Strategic Fund, Consumers Energy Co. Project, Rev., AMT, 0.88%, 04/01/2035 (z)	1,620	1,580

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Michigan — continued
Michigan Strategic Fund, Detroit Edison Co. Exempt, Rev., 1.35%, 08/01/2029	3,450	3,150
Michigan Strategic Fund, Detroit Edison Company, Rev., 1.45%, 09/01/2030	810	722
Michigan Strategic Fund, Green Bond Recycling, Rev., AMT, 4.00%, 10/01/2061 (z)	1,685	1,683
Michigan Strategic Fund, I-75 Improvement Project, Rev., AMT, 5.00%, 12/31/2032	1,250	1,297
Okemos Public Schools, Series II, GO, Q-SBLF, 5.00%, 05/01/2046	1,200	1,264
State of Michigan Trunk Line Revenue, State Trunk Line Fund Bonds, Rev., 4.00%, 11/15/2037	2,015	2,090
State of Michigan Trunk Line Revenue, State Trunkline Fund Bonds, Series A, Rev., 4.00%, 11/15/2046	8,125	7,702
State of Michigan, Environmental Program Bonds, Series A, GO, 5.00%, 05/15/2030	400	441
State of Michigan, Gans Garvee, Rev., GAN, 5.00%, 03/15/2027	2,210	2,272
Troy School District, GO, Q-SBLF, 5.00%, 05/01/2039	1,025	1,132
Wayne County Airport Authority, Series B, Rev., AMT, 5.00%, 12/01/2032	2,160	2,209
Wayne County Airport Authority, Detroit Metropolitan Wayne County Airport
Rev., AMT, 5.00%, 12/01/2033	1,000	1,108
Rev., AMT, 5.00%, 12/01/2034	6,025	6,722
Rev., 5.00%, 12/01/2041	2,250	2,488
Rev., 5.00%, 12/01/2042	2,650	2,892

		263,300

Minnesota — 1.0%
Brainerd Independent School District No. 181, GO, 4.00%, 02/01/2039	6,760	6,792
City of Minneapolis, Allina Health System, Series B, Rev., 5.00%, 11/15/2053 (z)	2,650	2,878
City of Minneapolis, Fairview Health Services
Series A, Rev., 4.00%, 11/15/2048	4,120	3,502
Series A, Rev., 5.00%, 11/15/2044	1,000	993
Series AA, Rev., 5.00%, 11/15/2036	3,000	3,170
City of Rochester MN
Series A, Rev., 4.38%, 11/15/2053	4,485	4,448
Series C, Rev., VRDO, 1.85%, 01/02/2026 (z)	2,600	2,600
City of St Cloud MN, Rev., 5.00%, 05/01/2048	1,500	1,518
County of Hennepin, Series C, GO, 5.00%, 12/15/2032	1,500	1,639
Duluth Economic Development Authority, Essentia Health, Rev., 5.00%, 02/15/2058	6,115	6,153

SEE NOTES TO FINANCIAL STATEMENTS.

190	SIX CIRCLES TRUST	DECEMBER 31, 2025

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Minnesota — continued
Duluth Economic Development Authority, Essentia Health Obligation Group
Rev., 5.00%, 02/15/2048	3,000	3,026
Rev., 5.25%, 02/15/2058	8,000	8,028
Housing & Redevelopment Authority of The City of St. Paul Minnesota, Fairview Health Services, Series A, Rev., 5.00%, 11/15/2047	9,000	8,807
Housing & Redevelopment Authority of The City of St. Paul Minnesota, Hope Community Academy Project, Series A, Rev., 5.00%, 12/01/2043	1,000	800
Housing & Redevelopment Authority of The City of St. Paul Minnesota, System Fairview Health Services, Series 2015, Rev., 5.00%, 11/15/2047	4,500	4,528
Minneapolis St. Paul Metropolitan Airports Commission, Subordinate
Series B, Rev., AMT, 5.00%, 01/01/2034	1,345	1,472
Series B, Rev., AMT, 5.25%, 01/01/2047	1,845	1,898
Minneapolis-St Paul Metropolitan Airports Commission
Rev., AMT, 5.00%, 01/01/2035	5,000	5,576
Rev., AMT, 5.00%, 01/01/2038	5,000	5,452
Rev., AMT, 5.00%, 01/01/2040	1,800	1,924
Rev., AMT, 5.25%, 01/01/2049	6,000	6,192
Minnesota Agricultural & Economic Development Board, Healthpartners Obligated Group
Rev., 5.25%, 01/01/2047	5,000	5,225
Rev., 5.25%, 01/01/2054	6,750	6,982
Minnesota Housing Finance Agency
Rev., GNMA/FNMA/FHLMC, 6.25%, 01/01/2055	3,225	3,599
Series B, Rev., GNMA/FNMA/FHLMC, 2.63%, 01/01/2040	1,920	1,585
Series B, Rev., GNMA/FNMA/FHLMC, 3.00%, 07/01/2051	685	675
Series C, Rev., 5.00%, 08/01/2032	2,365	2,639
Series D, Rev., GNMA/FNMA/FHLMC, 3.00%, 01/01/2052	1,200	1,183
Series G, Rev., GNMA/FNMA/FHLMC, 3.00%, 01/01/2051	2,050	2,028
Series I, Rev., GNMA/FNMA/FHLMC, 2.80%, 12/01/2047	269	234
Series I, Rev., 3.00%, 01/01/2051	1,135	1,122
Minnesota Housing Finance Agency, Social Bond, Series H, Rev., GNMA/FNMA/FHLMC, 3.00%, 07/01/2052	285	281
Minnesota Housing Finance Agency, Social Bonds
Series A, Rev., GNMA/FNMA/FHLMC, 3.00%, 07/01/2052	870	856

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Minnesota — continued
Series F, Rev., GNMA/FNMA/FHLMC, 3.00%, 07/01/2052	180	178
Series F, Rev., GNMA/FNMA/FHLMC, 5.75%, 07/01/2053	340	361
Minnesota Housing Finance Agency, State Appropriation Bond Housing, Rev., 5.00%, 08/01/2029	1,245	1,346
Minnesota Housing Finance Agency, Sustainable Bonds, Series R, Rev., GNMA/FNMA/FHLMC, 6.25%, 07/01/2054	4,430	4,791
Minnesota Office of Higher Education, Senior, Rev., AMT, 2.65%, 11/01/2038	1,000	931
Minnesota Office of Higher Education, Supplemental Student Loan, Rev., AMT, 4.00%, 11/01/2037	665	665
Minnesota Rural Water Finance Authority, Inc., Rev., BAN, 3.30%, 08/01/2026	2,000	2,000
St. Paul Port Authority, Solid Gerdau St. Paul Steel Mill Project, Rev., AMT, 4.50%, 10/01/2037 (e)	4,600	4,517
State of Minnesota
Series A, GO, 4.00%, 09/01/2037	690	717
Series A, GO, 5.00%, 08/01/2026	250	254
Series A, GO, 5.00%, 10/01/2029	45	47
Series A, GO, 5.00%, 10/01/2032	1,000	1,043
Series A, GO, 5.00%, 08/01/2033	2,000	2,026
Series A, GO, 5.00%, 08/01/2034	2,000	2,117
Series E, GO, 3.00%, 08/01/2026	710	711
State of Minnesota, Trunk Highways, Series B, GO, 3.00%, 08/01/2030	5,000	5,032
University of Minnesota
Series A, Rev., 5.00%, 01/01/2040	405	452
Series A, Rev., 5.00%, 01/01/2041	2,500	2,760
Series A, Rev., 5.00%, 01/01/2042	2,750	3,011

		140,764

Mississippi — 0.2%
County of Warren MS, Rev., 4.00%, 09/01/2032	12,615	12,986
Mississippi Business Finance Corp., System Energy Resources Inc Project, Rev., 2.38%, 06/01/2044	175	113
Mississippi Development Bank
Rev., 5.25%, 06/01/2042	850	932
Rev., 5.25%, 06/01/2043	1,000	1,086
Rev., 5.25%, 06/01/2044	2,180	2,348
Mississippi Development Bank, Hinds County School District Project, Rev., 5.00%, 03/01/2048	1,360	1,369
Mississippi Hospital Equipment & Facilities Authority
Rev., 5.00%, 09/01/2036	1,250	1,257
Rev., 5.00%, 09/01/2046	1,500	1,490

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2025	SIX CIRCLES TRUST	191

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2025 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Mississippi — continued
State of Mississippi, ABC Warehouse Construction
Rev., 4.00%, 10/01/2045	1,000	935
Rev., 5.00%, 10/01/2041	1,000	1,089
Rev., 5.00%, 10/01/2043	1,035	1,105
Rev., 5.00%, 10/01/2044	1,000	1,059

		25,769

Missouri — 0.6%
Cape Girardeau County Industrial Development Authority, Rev., 4.00%, 06/01/2043	5,305	5,239
Cape Girardeau County Industrial Development Authority, Southeasthealth, Rev., 4.00%, 03/01/2041	870	872
City of Kansas City Sanitary Sewer System Revenue, Series A, Rev., 5.00%, 01/01/2041	1,000	1,092
City of St Louis MO Airport Revenue, Rev., 5.00%, 07/01/2032	1,000	1,136
Health & Educational Facilities Authority of the State of Missouri
Rev., 5.00%, 11/15/2036	1,725	1,946
Rev., 5.00%, 11/15/2044	650	678
Health & Educational Facilities Authority of the State of Missouri, Lutheran Senior Service Projects, Series A, Rev., 5.00%, 02/01/2029	1,410	1,443
Health & Educational Facilities Authority of the State of Missouri, Lutheran Senior Services, Rev., 4.00%, 02/01/2034	500	502
Kansas City Industrial Development Authority, Rev., AMT, 5.00%, 03/01/2032	900	961
Kansas City Industrial Development Authority, Kansas City International Airport
Rev., AMT, 4.00%, 03/01/2036	1,250	1,255
Rev., AMT, 5.00%, 03/01/2029	3,050	3,227
Rev., AMT, 5.00%, 03/01/2038	2,480	2,567
Kansas City Industrial Development Authority, Kansas City International Airport, Rev., AMT, 5.00%, 03/01/2044	5,000	5,051
Kansas City Planned Industrial Expansion Authority, The Depot On Old Santa Fe, Rev., 5.00%, 07/01/2045 (z)	5,722	5,835
Missouri Development Finance Board, Lakeport Village Project, Series A, Rev., 6.00%, 06/15/2040 (e)	2,595	2,601
Missouri Development Finance Board, Procter & Gamble Paper Products, Rev., AMT, 5.20%, 03/15/2029	370	393
Missouri Housing Development Commission
Rev., GNMA/FNMA/FHLMC, 4.45%, 11/01/2044	4,445	4,469

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Missouri — continued
Rev., GNMA/FNMA/FHLMC, 4.55%, 11/01/2044	995	1,002
Rev., GNMA/FNMA/FHLMC, 4.80%, 11/01/2040	3,000	3,144
Rev., GNMA/FNMA/FHLMC, 6.00%, 05/01/2055	9,685	10,745
Rev., GNMA/FNMA/FHLMC, 6.00%, 05/01/2056	1,420	1,573
Rev., GNMA/FNMA/FHLMC, 6.25%, 05/01/2056	7,250	8,116
Missouri Housing Development Commission, First Place Homeownership Loan
Rev., GNMA/FNMA/FHLMC, 3.00%, 05/01/2052	2,600	2,562
Rev., GNMA/FNMA/FHLMC, 3.25%, 11/01/2052	280	277
Rev., GNMA/FNMA/FHLMC, 4.45%, 11/01/2044	1,700	1,707
Rev., GNMA/FNMA/FHLMC, 5.75%, 05/01/2055	2,640	2,900
Rev., GNMA/FNMA/FHLMC, 5.75%, 05/01/2056	5,955	6,501
Rev., GNMA/FNMA/FHLMC, 6.00%, 05/01/2056	2,765	3,029
Rev., GNMA/FNMA/FHLMC, 6.50%, 05/01/2054	2,430	2,726
Series D, Rev., GNMA/FNMA/FHLMC, 3.25%, 05/01/2051	5	5
Missouri State Environmental Improvement & Energy Resources Authority, Rev., AMT, 4.05%, 05/01/2038 (z)	1,600	1,632
Missouri State Environmental Improvement & Energy Resources Authority, Union Electric Company Project, Series AR, Rev., 2.90%, 09/01/2033	2,000	1,871
Plaza at Noah’s Ark Community Improvement District, Rev., 3.00%, 05/01/2030	575	551
St. Louis Municipal Finance Corp., Convention Center Expansion, Rev., 5.00%, 10/01/2045	3,215	3,291

		90,899

Montana — 0.1%
City of Forsyth, Northwestern Corp. Colstrip, Rev., 3.88%, 07/01/2028	3,275	3,328
Montana Board of Housing
Rev., 3.00%, 12/01/2050	1,520	1,503
Rev., 4.60%, 12/01/2049	2,775	2,726
Rev., 6.00%, 12/01/2054	390	423
Series A, Rev., 3.00%, 06/01/2052	225	222
Series B, Rev., 3.00%, 12/01/2051	715	706
Series C, Rev., 6.25%, 06/01/2054	1,400	1,518

SEE NOTES TO FINANCIAL STATEMENTS.

192	SIX CIRCLES TRUST	DECEMBER 31, 2025

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Montana — continued
Montana Facility Finance Authority, Rev., 5.00%, 02/15/2033	1,000	1,019
Montana Facility Finance Authority, Bozeman Deaconess Health Services, Rev., 5.00%, 06/01/2048	2,700	2,718

		14,163

Nebraska — 0.5%
Central Plains Energy Project
Series 1, Rev., 5.00%, 05/01/2053 (z)	3,915	4,084
Series A1, Rev., 5.00%, 08/01/2055 (z)	32,170	34,281
Douglas County Hospital Authority No. 2, Rev., 5.50%, 11/01/2049	4,665	4,997
Douglas County Hospital Authority No. 2, Children’s Hospital Obligation, Rev., 4.00%, 11/15/2038	1,125	1,136
Douglas County Hospital Authority No. 2, Health Facilities Children’s Hospital, Rev., 5.00%, 11/15/2047	2,000	2,012
Douglas County Hospital Authority No. 2, Madonna Rehabilitation Hospital, Rev., 4.00%, 05/15/2033	2,100	2,081
Nebraska Educational Health Cultural & Social Services Finance Authority, Rev., 4.00%, 01/01/2044	1,625	1,522
Nebraska Educational Health Cultural & Social Services Finance Authority, Immanuel Obligated Group, Rev., 4.00%, 01/01/2037	1,000	996
Nebraska Public Power District, Series A, Rev., 5.00%, 07/01/2028	300	315
Omaha Airport Authority, Airport Facilities, Rev., AMT, 5.00%, 12/15/2036	1,250	1,395
Omaha Public Power District, Rev., 5.00%, 02/01/2038	5,505	6,174
Omaha School District, GO, 4.00%, 12/15/2038	5,000	4,988
University of Nebraska, Rev., 3.00%, 07/01/2035 (p)	1,030	1,032

		65,013

Nevada — 0.9%
City of Carson City, Carson Tahoe Regional Medical Center, Rev., 5.00%, 09/01/2047	1,000	989
City of Henderson, Series A1, GO, 4.00%, 06/01/2045	2,000	1,943
City of Las Vegas Special Improvement District No. 612 Skye Hills, Special Assessment, 3.50%, 06/01/2035	190	176
City of Las Vegas Special Improvement District No. 817 Summerlin Village 29, Special Improvement No. 817, Summerlin Village
Special Assessment, 5.50%, 06/01/2038	395	425

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Nevada — continued
Special Assessment, 5.75%, 06/01/2043	495	526
City of North Las Vegas, GO, BAM, 5.00%, 06/01/2027	2,000	2,068
Clark County School District
Series A, GO, 4.00%, 06/15/2040	1,375	1,383
Series B, GO, 5.00%, 06/15/2030	1,445	1,592
Series B, GO, 5.00%, 06/15/2039	5,000	5,641
Series B, GO, 5.00%, 06/15/2041	5,000	5,517
Series C, GO, 5.00%, 06/15/2026	1,250	1,263
Clark County School District, Building
Series A, GO, 5.00%, 06/15/2029	500	529
Series B, GO, 5.00%, 06/15/2033	3,000	3,189
County of Clark, GO, 4.00%, 06/01/2038	4,300	4,331
County of Clark Department of Aviation, Airport Systems, Subordinate, Rev., 5.00%, 07/01/2033	1,010	1,124
County of Clark Department of Aviation, Subordinate, Series B, Rev., AMT, 5.00%, 07/01/2027	6,000	6,181
County of Clark Department of Aviation, System Senior, Series A, Rev., 5.00%, 07/01/2040	4,000	4,008
County of Clark Passenger Facility Charge Revenue, McCarran International
Rev., 5.00%, 07/01/2029	5,000	5,413
Rev., 5.00%, 07/01/2031	1,950	2,102
Rev., 5.00%, 07/01/2032	2,385	2,564
County of Clark, Detention Center, GO, 4.00%, 06/01/2034	3,335	3,454
County of Clark, Passenger Facility Charge Revenue, Las Vegas McCarran International Airport, Rev., 5.00%, 07/01/2030	1,425	1,540
County of Clark, Southern CA Edison Company, Rev., 2.10%, 06/01/2031	1,000	913
County of Clark, Streets and Highway Project, Rev., 4.00%, 07/01/2043	4,465	4,437
County of Washoe, Sierra Pacific Power Company, Rev., AMT, 4.13%, 03/01/2036 (z)	9,000	9,198
Las Vegas Convention & Visitors Authority
Series A, Rev., 5.00%, 07/01/2027	900	931
Series A, Rev., 5.00%, 07/01/2028	1,250	1,321
Series A, Rev., 5.00%, 07/01/2040	250	273
Series B, Rev., 4.00%, 07/01/2049	10,765	9,756
Series B, Rev., 5.00%, 07/01/2029	1,345	1,450
Series B, Rev., 5.00%, 07/01/2034	1,275	1,430
Series B, Rev., 5.00%, 07/01/2038	1,000	1,097
Series B, Rev., 5.00%, 07/01/2043	5,150	5,268
Las Vegas Valley Water District
Series A, GO, 5.00%, 06/01/2026	1,500	1,515
Series A, GO, 5.00%, 06/01/2043	5,000	5,431
Series A, GO, 5.00%, 06/01/2044	5,000	5,385
Series D, GO, 5.00%, 06/01/2027	2,025	2,096

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2025	SIX CIRCLES TRUST	193

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2025 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Nevada — continued
Las Vegas Valley Water District, Water Improvement, Series A, GO, 5.00%, 06/01/2046	5,000	5,014
Sparks Tourism Improvement District No. 1, Senior Bond, Legends at Sparks, Rev., 3.88%, 06/15/2028	890	891
State of Nevada, Series A, GO, 5.00%, 05/01/2042	8,400	9,121
State of Nevada Department of Business & Industry, Republic Services Project, Rev., AMT, 3.45%, 12/01/2026 (e) (z)	1,000	1,000
Truckee Meadows Water Authority, Rev., 5.00%, 07/01/2034	2,000	2,340

		124,825

New Hampshire — 0.7%
New Hampshire Business Finance Authority
Rev., Zero Coupon, 12/15/2033 (e)	1,960	1,209
Rev., 0.00%, 11/20/2039 (z)	4,580	4,562
Rev., 3.63%, 08/20/2039	10,456	10,039
Rev., AMT, 4.00%, 10/01/2033 (z)	18,000	18,017
Rev., 4.13%, 01/20/2034	2,894	2,949
Rev., 4.25%, 07/20/2041	5,019	5,046
Rev., 4.38%, 09/20/2036	633	644
Rev., 4.79%, 02/20/2041 (z)	7,445	7,801
Rev., 5.00%, 12/01/2035	4,105	4,605
Rev., 5.05%, 06/15/2035 (e)	2,055	2,133
Rev., 5.25%, 06/01/2043	4,000	4,239
New Hampshire Business Finance Authority, Caritas Oregon Project, Series A, Rev., 4.13%, 08/15/2040 (e)	2,000	1,827
New Hampshire Business Finance Authority, Centurion Foundation Woodway Drive, Rev., 4.53%, 10/15/2034 (e)	4,060	4,182
New Hampshire Business Finance Authority, Presbyterian Senior Living Project, Rev., 5.25%, 07/01/2048	1,750	1,755
New Hampshire Business Finance Authority, Resource Recovery Covanta Project, Rev., AMT, 4.88%, 11/01/2042 (e)	2,000	1,786
New Hampshire Business Finance Authority, Saint Luke’s University Health, Rev., 4.00%, 08/15/2036	720	729
New Hampshire Business Finance Authority, Springpoint Senior Living
Rev., 4.00%, 01/01/2026	270	270
Rev., 4.00%, 01/01/2027	250	251
Rev., 4.00%, 01/01/2028	290	292
Rev., 4.00%, 01/01/2029	300	302
Rev., 4.00%, 01/01/2030	280	282
Rev., 4.00%, 01/01/2031	870	877
New Hampshire Business Finance Authority, Sustainable Bond, Series B, Rev., AMT, 3.75%, 07/01/2045 (e) (z)	3,000	2,465

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

New Hampshire — continued
New Hampshire Business Finance Authority, Sustainable Bonds Municipal Certificates, Rev., 0.00%, 01/20/2041	6,557	6,498
New Hampshire Business Finance Authority, Sustainable Certificates
Rev., HUD, 4.15%, 10/20/2040 (z)	4,955	4,956
Series 2, Rev., 3.88%, 01/20/2038	1,214	1,172
New Hampshire Business Finance Authority, Taxable Virginia Birmingham Care Center, Rev., 3.78%, 01/01/2036	2,000	1,475
New Hampshire Business Finance Authority, University of Nevada, Reno Project, Rev., BAM, 5.25%, 06/01/2051	1,875	1,953
New Hampshire Health and Education Facilities Authority Act
Rev., 3.30%, 06/01/2040 (z)	2,500	2,508
Rev., 4.00%, 08/01/2043	5,000	4,728
Series B, Rev., AMT, 5.00%, 11/01/2043	995	1,052
New Hampshire Health and Education Facilities Authority Act, Granite Edvance Corporation, Rev., AMT, 4.00%, 11/01/2044	645	625
New Hampshire Housing Finance Authority, Social Bonds, Series A, Rev., GNMA/FNMA/FHLMC COLL, 6.00%, 07/01/2053	370	392
New Hampshire Housing Finance Authority, Sustainable Bonds, Series D, Rev., GNMA/FNMA/FHLMC, 6.50%, 07/01/2055	1,955	2,131

		103,752

New Jersey — 2.3%
Camden County Improvement Authority, Social Bonds, KIPP Cooper Norcross Academy
Rev., 6.00%, 06/15/2042	530	561
Rev., 6.00%, 06/15/2047	1,000	1,043
City of Bayonne, Qualified General Improvement, GO, BAM, 5.00%, 07/01/2034 (p)	1,000	1,012
City of Newark, Series A, GO, 5.00%, 10/01/2028	750	795
Garden State Preservation Trust, Capital Appreciation, Series B, Rev., Zero Coupon, 11/01/2026	1,000	974
Gloucester County Improvement Authority, The Rowan University Fossil Park
Rev., BAM, 4.00%, 07/01/2046	725	705
Rev., BAM, 4.00%, 07/01/2051	1,000	944
New Brunswick Parking Authority, City Guaranteed Parking, Series A, Rev., BAM, 5.00%, 09/01/2026	1,000	1,016

SEE NOTES TO FINANCIAL STATEMENTS.

194	SIX CIRCLES TRUST	DECEMBER 31, 2025

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
New Jersey — continued
New Jersey Economic Development Authority
Rev., 5.00%, 03/01/2028	785	825
Series A, Rev., 5.00%, 11/01/2027	2,500	2,609
Series AAA, Rev., 5.00%, 06/15/2036 (p)	1,000	1,024
Series AAA, Rev., 5.00%, 06/15/2041 (p)	500	512
Series AAA, Rev., 5.50%, 06/15/2028	5,000	5,131
Series AAA, Rev., 5.50%, 06/15/2032 (p)	2,000	2,057
Series BBB, Rev., 5.50%, 06/15/2030 (p)	1,225	1,260
Series DDD, Rev., 5.00%, 06/15/2031 (p)	2,000	2,073
New Jersey Economic Development Authority, Middlesex Water Company
Rev., AMT, 4.00%, 08/01/2059	4,200	3,655
Rev., AMT, 5.00%, 08/01/2059	3,000	3,040
New Jersey Economic Development Authority, New Jersey American Water Company, Inc., Rev., AMT, 1.10%, 11/01/2029 (z)	2,610	2,457
New Jersey Economic Development Authority, Port Newark Container, Rev., AMT, 5.00%, 10/01/2037	1,000	1,017
New Jersey Economic Development Authority, Portal North Bridge NJ Transit
Rev., 5.00%, 11/01/2038	5,345	5,864
Rev., 5.00%, 11/01/2052	6,190	6,318
Rev., 5.25%, 11/01/2041	6,000	6,526
New Jersey Economic Development Authority, School Facilities Construction
Series EEE, Rev., 5.00%, 06/15/2032	1,500	1,594
Series GGG, Rev., 5.25%, 09/01/2026 (e)	8,000	8,139
New Jersey Economic Development Authority, Self Designated Social Bonds
Series QQQ, Rev., 5.00%, 06/15/2026	555	561
Series QQQ, Rev., 5.00%, 06/15/2027	410	424
Series QQQ, Rev., 5.00%, 06/15/2028	400	423
New Jersey Economic Development Authority, State House Project
Series B, Rev., 5.00%, 06/15/2027	10,690	11,060
Series B, Rev., 5.00%, 06/15/2028	8,635	9,125
New Jersey Economic Development Authority, Sustainable Bonds, Series QQQ, Rev., 4.00%, 06/15/2037	2,400	2,443
New Jersey Educational Facilities Authority, Series A, Rev., 5.00%, 07/01/2064 (z)	19,670	22,919
New Jersey Educational Facilities Authority, Higher Education Capital Improvement Fund Issue
Rev., 5.00%, 09/01/2038	1,000	1,101

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

New Jersey — continued
Rev., 5.00%, 09/01/2040	2,200	2,385
New Jersey Educational Facilities Authority, Princeton University, Series I, Rev., 5.00%, 07/01/2036	1,015	1,046
New Jersey Educational Facilities Authority, Princeton University Revenue, Rev., 5.00%, 03/01/2044	2,250	2,436
New Jersey Educational Facilities Authority, Ramapo College of New Jersey, Series A, Rev., 5.00%, 07/01/2035	200	224
New Jersey Health Care Facilities Financing Authority
Rev., 5.00%, 07/01/2036	7,500	8,655
Rev., 5.00%, 07/01/2037	285	293
Rev., 5.00%, 07/01/2038	630	646
Rev., 5.00%, 07/01/2039	365	374
New Jersey Health Care Facilities Financing Authority, Atlanticare Health System Obligated, Rev., 5.00%, 07/01/2032	2,070	2,282
New Jersey Health Care Facilities Financing Authority, Atlanticare Health System Obligation, Rev., 3.00%, 07/01/2051	1,715	1,270
New Jersey Health Care Facilities Financing Authority, RWJ Barnabas Health Obligated Group
Rev., 4.25%, 07/01/2054	1,875	1,810
Rev., 5.25%, 07/01/2044	8,780	9,553
New Jersey Higher Education Student Assistance Authority
Series 1B, Rev., AMT, 4.50%, 12/01/2045	5,715	5,866
Series 1A, Rev., AMT, 5.00%, 12/01/2034	3,000	3,228
Series B, Rev., AMT, 5.00%, 12/01/2027	1,340	1,381
Series B, Rev., AMT, 5.00%, 12/01/2028	1,480	1,551
Series B, Rev., AMT, 5.00%, 12/01/2029	1,440	1,523
New Jersey Higher Education Student Assistance Authority, Senior
Series A, Rev., AMT, 3.50%, 12/01/2039	1,435	1,409
Series B, Rev., AMT, 4.00%, 12/01/2041	965	960
Series B, Rev., AMT, 4.00%, 12/01/2044	1,890	1,821
Series B, Rev., AMT, 4.25%, 12/01/2045	3,880	3,876
Series B, Rev., AMT, 5.00%, 12/01/2027	1,060	1,092
New Jersey Higher Education Student Assistance Authority, Subordinated, Series C, Rev., AMT, 4.00%, 12/01/2048	1,195	1,030

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2025	SIX CIRCLES TRUST	195

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2025 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
New Jersey — continued
New Jersey Housing & Mortgage Finance Agency
Series E, Rev., 3.50%, 04/01/2051	1,385	1,380
Series M, Rev., 4.75%, 10/01/2040	3,500	3,642
Series M, Rev., 6.50%, 04/01/2056	8,085	9,079
New Jersey Housing & Mortgage Finance Agency, New Irvine Turner Apartments, Rev., HUD, 3.67%, 02/01/2026	550	550
New Jersey Housing & Mortgage Finance Agency, Social Bond, Rev., 5.00%, 10/01/2053	145	151
New Jersey Housing & Mortgage Finance Agency, Social Bonds, Series H, Rev., 3.00%, 10/01/2052	560	550
New Jersey Housing & Mortgage Finance Agency, Sustainable Bond, Series K, Rev., 4.55%, 10/01/2044	665	670
New Jersey Housing & Mortgage Finance Agency, Sustainable Bonds, Series K, Rev., 6.00%, 10/01/2055	3,710	4,018
New Jersey Transportation Trust Fund Authority
Rev., 4.08%, 06/15/2039	7,095	6,472
Rev., 5.00%, 06/15/2046	5,000	5,075
Rev., 5.25%, 06/15/2046 (p)	14,455	16,135
Series A, Rev., 5.00%, 06/15/2029	1,550	1,671
Series A, Rev., 5.00%, 06/15/2030	3,000	3,292
Series A, Rev., 5.00%, 06/15/2034	6,590	7,599
Series AA, Rev., 4.00%, 06/15/2040	3,750	3,719
Series AA, Rev., 5.00%, 06/15/2035	3,000	3,344
Series AA, Rev., 5.00%, 06/15/2045	660	681
Series AA, Rev., 5.25%, 06/15/2041	1,250	1,392
Series BB, Rev., 5.00%, 06/15/2032	2,000	2,124
Series CC, Rev., 5.25%, 06/15/2050	5,700	5,979
New Jersey Transportation Trust Fund Authority, Capital Appreciation
Series A, Rev., TRAN, BAM, Zero Coupon, 12/15/2038	1,000	619
Series C, Rev., TRAN, AMBAC, Zero Coupon, 12/15/2026	1,455	1,416
New Jersey Transportation Trust Fund Authority, Program B, Rev., 5.00%, 06/15/2037	2,000	2,218
New Jersey Transportation Trust Fund Authority, Transportation Program
Series BB, Rev., 5.00%, 06/15/2036	3,000	3,391
Series BB, Rev., 5.00%, 06/15/2040	8,120	8,885
Series CC, Rev., 5.00%, 06/15/2041	3,500	3,823
New Jersey Transportation Trust Fund Authority, Transportation Program Bonds, Rev., 5.00%, 06/15/2035	500	553
New Jersey Transportation Trust Fund Authority, Transportation System, Series A, Rev., 5.00%, 06/15/2038	500	554

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

New Jersey — continued
New Jersey Transportation Trust Fund Authority, Transportation System Bond
Rev., 4.00%, 12/15/2039	2,000	2,000
Rev., 5.00%, 12/15/2028	1,000	1,068
Rev., 5.00%, 12/15/2031	1,560	1,691
New Jersey Turnpike Authority
Rev., 5.00%, 01/01/2042	10,000	10,809
Series A, Rev., 5.00%, 01/01/2045	2,500	2,671
Series B, Rev., 4.50%, 01/01/2048	1,750	1,769
Series B, Rev., 5.00%, 01/01/2034	2,035	2,352
Series D, Rev., 5.00%, 01/01/2028	1,900	1,942
Newark Board of Education, Sustainability Bonds
GO, BAM, 4.00%, 07/15/2034	400	420
GO, BAM, 4.00%, 07/15/2035	410	427
GO, BAM, 4.00%, 07/15/2036	425	440
GO, BAM, 4.00%, 07/15/2037	430	443
North Hudson Sewerage Authority, Senior Lien Lease Certificates
Rev., 5.00%, 06/01/2039	1,100	1,279
Rev., 5.00%, 06/01/2040	1,100	1,264
Rev., 5.00%, 06/01/2041	1,000	1,137
Rev., 5.00%, 06/01/2042	1,000	1,122
South Jersey Port Corp., Marine Terminal, Series B, Rev., AMT, 5.00%, 01/01/2026	1,015	1,015
South Jersey Port Corp., Marine Terminal, Subordinated, Series B, Rev., AMT, 5.00%, 01/01/2037	1,000	1,025
South Jersey Port Corp., Subordinate Marine Term, Series B, Rev., AMT, 5.00%, 01/01/2032	2,140	2,209
South Jersey Port Corp., Subordinate, Marine Terminal
Series B, Rev., AMT, 5.00%, 01/01/2033	1,220	1,258
Series B, Rev., AMT, 5.00%, 01/01/2034	1,250	1,286
Series B, Rev., AMT, 5.00%, 01/01/2036	1,000	1,027
South Jersey Transportation Authority
Series A, Rev., 5.00%, 11/01/2030	500	543
Series A, Rev., 5.00%, 11/01/2033	1,215	1,309
Series A, Rev., BAM, 5.00%, 11/01/2041	2,925	3,081
South Jersey Transportation Authority, Transportation System, Rev., BAM, 5.25%, 11/01/2052	3,100	3,218
State of New Jersey, Covid-19 Emergency Bonds, General Obligations
Series A, GO, 4.00%, 06/01/2030	2,000	2,124
Series A, GO, 5.00%, 06/01/2028	4,245	4,493

SEE NOTES TO FINANCIAL STATEMENTS.

196	SIX CIRCLES TRUST	DECEMBER 31, 2025

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
New Jersey — continued
Tender Option Bond Trust Receipts/Certificates, Series 2016-XM0226, Rev., BHAC-CR, NATL-RE, LIQ: Bank of America NA, 3.36%, 07/01/2026 (e) (z)	10,220	10,220
The Gloucester County Improvement Authority, Rowan University Project, Rev., BAM, 5.00%, 07/01/2044	900	944

		327,486

New Mexico — 0.2%
City of Farmington NM
Rev., 3.88%, 06/01/2040 (z)	6,750	6,860
City of Farmington, Four Corners Project, Rev., 1.80%, 04/01/2029	3,000	2,844
City of Farmington, Public Service Company, San Juan, Rev., 3.90%, 06/01/2040 (z)	1,000	1,013
City of Farmington, San Juan and Four Corners
Rev., 2.15%, 04/01/2033	4,890	4,271
New Mexico Educational Assistance Foundation, Series 1A, Rev., AMT, 2.05%, 09/01/2051	170	155
New Mexico Finance Authority, Senior Lien Public Project, Series C, Rev., 4.00%, 06/01/2028	1,070	1,077
New Mexico Hospital Equipment Loan Council
Rev., 5.00%, 06/01/2030	1,050	1,119
Rev., 5.00%, 06/01/2032	1,000	1,054
Series A, Rev., 5.00%, 08/01/2044	3,185	3,238
New Mexico Hospital Equipment Loan Council, Presbyterian Healthcare, Rev., 4.00%, 08/01/2037	500	501
New Mexico Mortgage Finance Authority
Rev., HUD, 2.97%, 02/01/2042 (z)	1,500	1,499
Series C, Rev., GNMA/FNMA/FHLMC, 4.70%, 09/01/2049	1,955	1,960
Series G3, Rev., GNMA/FNMA/FHLMC, 3.00%, 09/01/2057 (z)	1,915	1,916
New Mexico Mortgage Finance Authority, Single Family Mortgage Program
Rev., GNMA/FNMA/FHLMC COLL, 5.75%, 03/01/2054	535	576
Series C, Rev., GNMA/FNMA/FHLMC, 4.00%, 01/01/2049	100	100
New Mexico Municipal Energy Acquisition Authority, Rev., 5.00%, 06/01/2054 (z)	3,250	3,469
Santa Fe Public School District, GO, 5.00%, 08/01/2029	1,375	1,457
Winrock Town Center, Increment Development District No 1, Senior Lien, Tax Allocation, 4.25%, 05/01/2040 (e)	1,750	1,665

		34,774

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

New York — 11.7%
Albany Capital Resource Corp., Albany Medical Center Hospital, Rev., 5.25%, 05/01/2050	5,000	5,194
Battery Park City Authority, Series B, Rev., 5.00%, 11/01/2036	2,000	2,298
Battery Park City Authority, Sustainable Bonds, Rev., 5.00%, 11/01/2044	1,750	1,920
Broome County, Local Development Corp., United Health Services Hospital
Rev., 4.00%, 04/01/2039	2,750	2,758
Rev., 5.00%, 04/01/2026	500	503
Build C Resource Corp., Renaissance Charter School 2, Rev., 5.50%, 06/15/2050	1,250	1,235
Build C Resource Corp., Success Academy Charter School
Rev., 4.00%, 09/01/2042	1,200	1,153
Rev., 4.00%, 09/01/2043	1,000	949
Rev., 5.00%, 09/01/2036	1,660	1,788
Rev., 5.00%, 09/01/2037	1,475	1,580
Rev., 5.00%, 09/01/2039	1,125	1,192
Build NYC Resource Corp., Rev., 5.00%, 07/01/2026	325	325
Build NYC Resource Corp., Family Life Academy Charter, Series A1, Rev., 5.25%, 06/01/2040 (e)	1,220	1,189
Build NYC Resource Corp., Family Life Academy Charter Project, Rev., 7.25%, 06/01/2055 (e)	250	260
Build NYC Resource Corp., Friends of Hellenic Classical, Series A, Rev., 4.00%, 12/01/2031 (e)	700	688
Build NYC Resource Corp., Grand Concourse Academy Charter School
Rev., 5.00%, 07/01/2042	555	560
Rev., 5.00%, 07/01/2052	700	674
City of Long Beach, Series A, GO, 5.00%, 09/01/2027	1,500	1,559
City of New York
Series A1, GO, 4.00%, 08/01/2034	3,000	3,097
Series A1, GO, 4.00%, 08/01/2036	1,000	1,022
Series A1, GO, 5.00%, 08/01/2029	2,900	3,149
Series A1, GO, 5.00%, 09/01/2034	2,000	2,243
Series A1, GO, 5.00%, 08/01/2041	3,000	3,117
Series A1, GO, 5.25%, 09/01/2042	8,715	9,344
Series B1, GO, 5.00%, 08/01/2031	1,000	1,119
Series B1, GO, 5.00%, 10/01/2031	500	561
Series B1, GO, 5.00%, 08/01/2035	90	100
Series B1, GO, 5.25%, 10/01/2047	3,000	3,130
Series C1, GO, 5.00%, 08/01/2031	500	550
Series C4, GO, 5.00%, 10/01/2027	5,000	5,213
Series C, GO, 5.00%, 08/01/2027	2,000	2,080
Series C, GO, 5.00%, 03/01/2042	1,340	1,437
Series C, GO, 5.25%, 03/01/2053	15,140	15,803
Series D1, GO, 5.00%, 12/01/2031	1,380	1,466

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2025	SIX CIRCLES TRUST	197

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2025 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
New York — continued
Series D1, GO, 5.00%, 12/01/2036	11,955	12,548
Series E, GO, 5.00%, 08/01/2028	1,625	1,727
Series E, GO, 5.00%, 08/01/2033	2,000	2,121
Series F1, GO, 3.00%, 03/01/2035	2,135	2,100
Series F1, GO, 5.00%, 03/01/2043	1,000	1,041
Series G1, GO, 5.00%, 02/01/2043	1,000	1,070
City of New York NY
GO, 5.00%, 08/01/2031	6,000	6,716
GO, 5.00%, 09/01/2041	1,000	1,085
City of New York, Fiscal 2001
Series 2, GO, VRDO, 2.55%, 01/07/2026 (z)	120	120
Series 3, GO, VRDO, 2.55%, 01/02/2026 (z)	90	90
City of New York, Fiscal 2020, Series B1, GO, 5.00%, 10/01/2038	5,000	5,272
City of New York, Fiscal 2021
Series C, GO, 4.00%, 08/01/2037	450	456
Series C, GO, 5.00%, 08/01/2035	4,740	5,134
City of New York, Fiscal 2022
GO, 5.25%, 05/01/2039	200	220
GO, 5.25%, 05/01/2041	2,000	2,154
GO, 5.50%, 05/01/2044	1,000	1,078
City of New York, Fiscal 2024, Series A, GO, 5.00%, 08/01/2028	360	382
City of New York, Fiscal 2026
Series A1, GO, 5.00%, 08/01/2041	1,500	1,644
Series A1, GO, 5.00%, 08/01/2042	1,500	1,629
Series D, GO, 5.00%, 10/01/2039	6,000	6,709
Series D, GO, 5.00%, 10/01/2041	3,000	3,279
City of New York, Subordinated
Series E1, GO, 4.00%, 04/01/2050	8,500	7,760
Series F1, GO, 5.00%, 08/01/2027	1,750	1,819
Series F1, GO, 5.00%, 08/01/2028	350	372
City of Yonkers
Series F, GO, BAM, 5.00%, 11/15/2038	500	554
Series F, GO, BAM, 5.00%, 11/15/2039	1,000	1,102
County of Nassau
Series A, GO, 4.00%, 04/01/2046	1,300	1,238
Series B, GO, BAM, 5.00%, 10/01/2027	1,450	1,475
Dutchess County, Local Development Corp., Health Quest System Inc Project, Series B, Rev., 5.00%, 07/01/2046	6,250	6,146
Empire State Development Corp., Series A, Rev., 5.00%, 03/15/2051	4,525	4,679
Hempstead Town Local Development Corp., Evergreen Charter School Project, Series A, Rev., 5.25%, 06/15/2042	4,000	4,057
Hudson Yards Infrastructure Corp.
Series A, Rev., 4.00%, 02/15/2047	9,335	8,734
Series A, Rev., 5.00%, 02/15/2045	2,210	2,232
Long Island Power Authority
Rev., 5.00%, 09/01/2042	2,070	2,118
Series A, Rev., 5.00%, 09/01/2037	1,250	1,356

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

New York — continued
Series B, Rev., 1.50%, 09/01/2051 (z)	8,200	8,106
Series B, Rev., 3.00%, 09/01/2055 (z)	1,500	1,503
Long Island Power Authority, Green Bond, Series E, Rev., 5.00%, 09/01/2048	2,440	2,537
Metropolitan Transportation Authority
Rev., (United States SOFR * 0.67 + 0.80%), 3.33%, 11/01/2032 (aa)	430	430
Rev., BAM, 4.00%, 11/15/2048	4,415	4,002
Rev., 5.00%, 11/15/2049	2,000	2,025
Special Tax, 5.25%, 11/15/2042	2,140	2,376
Special Tax, 5.25%, 11/15/2045	8,500	9,184
Series A2, Rev., 5.00%, 11/15/2045 (z)	4,500	4,851
Series A, Rev., 5.25%, 11/15/2030	1,475	1,507
Series A, Rev., 5.25%, 11/15/2034	8,000	8,154
Series C1, Rev., 5.00%, 11/15/2056	3,100	3,105
Series D, Rev., BAM, 4.00%, 11/15/2042	3,295	3,169
Series D, Rev., 5.00%, 11/15/2027	1,200	1,222
Metropolitan Transportation Authority Dedicated Tax Fund, Sustainable Bond, Series A, Special Tax, 5.25%, 11/15/2054	2,790	2,948
Metropolitan Transportation Authority, Build America Bonds, Rev., 6.67%, 11/15/2039	2,500	2,722
Metropolitan Transportation Authority, Green Bond
Series A2, Rev., 5.00%, 11/15/2027	1,085	1,105
Series C2, Rev., Zero Coupon, 11/15/2032	500	399
Series C, Rev., 5.00%, 11/15/2040	2,465	2,549
Series E, Rev., 4.00%, 11/15/2045	60	55
Series E, Rev., 5.00%, 11/15/2029	250	271
Metropolitan Transportation Authority, Green Bonds
Series B1, Rev., 5.00%, 11/15/2046	2,000	2,010
Series D1, Rev., 5.00%, 11/15/2043	2,000	2,066
Series D3, Rev., 4.00%, 11/15/2049	1,000	897
Metropolitan Transportation Authority, Green Bonds, Subordinated, Series B1, Rev., 5.00%, 11/15/2036	10,000	10,149
Metropolitan Transportation Authority, Sustainable Bond
Series A, Rev., 5.25%, 11/15/2049	2,000	2,094
Series C1, Rev., 4.00%, 11/15/2031	2,450	2,489
Series E, Rev., 5.00%, 11/15/2033	2,400	2,619
Metropolitan Transportation Authority, Transportation Green Bonds, Series B, Rev., 5.00%, 11/15/2026	1,720	1,756
Monroe County Industrial Development Corp., Andrews Terrace Community
Rev., HUD, 5.00%, 07/01/2028 (z)	3,915	4,030
Monroe County Industrial Development Corp., Rochester Regional Health Project
Rev., 5.00%, 12/01/2027	1,000	1,035

SEE NOTES TO FINANCIAL STATEMENTS.

198	SIX CIRCLES TRUST	DECEMBER 31, 2025

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
New York — continued
Rev., 5.00%, 12/01/2028	1,700	1,790
Rev., 5.00%, 12/01/2029	1,900	2,030
Monroe County Industrial Development Corp., University of Rochester Project, Series A, Rev., 5.00%, 07/01/2053	13,650	14,202
MTA Hudson Rail Yards Trust Obligations
Series A, Rev., 5.00%, 11/15/2051	10,000	10,000
Series A, Rev., 5.00%, 11/15/2056	4,000	4,000
New York City Health and Hospitals Corp.
Series A, Rev., 5.00%, 02/15/2026	6,055	6,072
Series A, Rev., 5.00%, 02/15/2027	2,675	2,749
New York City Housing Development Corp.
Rev., HUD, 3.70%, 05/01/2064 (z)	2,450	2,484
Rev., 3.75%, 05/01/2065 (z)	15,550	15,791
Rev., 4.00%, 12/15/2031	205	210
New York City Housing Development Corp., 8 Spruce Street, Rev., 5.25%, 12/15/2031	1,000	1,031
New York City Housing Development Corp., Sustainable Bond
Series A2, Rev., 3.25%, 11/01/2064 (z)	2,725	2,737
Series E2, Rev., 3.80%, 11/01/2063 (z)	1,300	1,314
New York City Industrial Development Agency, Queens Baseball Stadium Project
Rev., 2.00%, 01/01/2038	675	526
Rev., 3.00%, 01/01/2040	250	221
Series A, Rev., 4.00%, 01/01/2032	1,000	1,048
Series A, Rev., 5.00%, 01/01/2027	625	638
Series A, Rev., 5.00%, 01/01/2029	1,000	1,064
Series A, Rev., 5.00%, 01/01/2030	1,500	1,624
New York City Industrial Development Agency, Yankee Stadium Project Pilot
Rev., 4.00%, 03/01/2045	7,430	6,968
Rev., 5.00%, 03/01/2028	1,250	1,311
Rev., 5.00%, 03/01/2029	1,500	1,605
Rev., 5.00%, 03/01/2030	3,900	4,247
New York City Municipal Water Finance Authority
Rev., VRDO, 2.40%, 01/02/2026 (z)	6,665	6,665
Rev., VRDO, 2.45%, 01/02/2026 (z)	11,150	11,150
Rev., 5.00%, 06/15/2037	2,000	2,305
Rev., 5.00%, 06/15/2046	5,000	5,059
Series AA1, Rev., 5.25%, 06/15/2052	4,610	4,833
Series AA3, Rev., 5.00%, 06/15/2047	4,065	4,223
Series BB, Rev., 2.50%, 06/15/2049 (z)	29,190	29,190
Series CC1, Rev., 4.00%, 06/15/2052	5,000	4,517
Series DD, Rev., 5.00%, 06/15/2034	1,920	2,221
New York City Municipal Water Finance Authority, Fiscal 2026, Rev., 5.00%, 06/15/2035	2,735	3,238
New York City Municipal Water Finance Authority, Second General Resolution
Rev., VRDO, 2.40%, 01/02/2026 (z)	8,195	8,195
Rev., VRDO, 2.50%, 01/02/2026 (z)	8,000	8,000

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

New York — continued
Rev., 4.00%, 06/15/2051	9,205	8,337
Rev., 5.00%, 06/15/2044	2,755	2,932
Rev., 5.25%, 06/15/2054	5,000	5,249
Series BB, Rev., 5.00%, 06/15/2043	5,535	6,019
Series CC1, Rev., 5.00%, 06/15/2049	5,000	5,124
New York City Municipal Water Finance Authority, Subordinate Fiscal 2025, Series AA, Rev., 5.25%, 06/15/2053	15,890	16,775
New York City Municipal Water Finance Authority, Subordinated Second General Resolution, Rev., VRDO, 2.50%, 01/02/2026 (z)	4,300	4,300
New York City Transitional Finance Authority Building Aid Revenue, Subordinate
Series S1, Rev., 4.00%, 07/15/2034	1,000	1,044
Series S1, Rev., 5.00%, 07/15/2043	1,505	1,506
New York City Transitional Finance Authority Future Tax Secured, Rev., 5.00%, 08/01/2029	1,000	1,086
New York City Transitional Finance Authority Future Tax Secured Revenue
Rev., VRDO, 2.45%, 01/02/2026 (z)	11,100	11,100
Rev., VRDO, 2.48%, 01/02/2026 (z)	10,000	10,000
Rev., 4.00%, 08/01/2036	11,260	11,335
Rev., 5.00%, 11/01/2027	4,490	4,686
Rev., 5.00%, 11/01/2028	600	641
Rev., 5.00%, 05/01/2030	2,000	2,201
Rev., 5.00%, 11/01/2032	1,315	1,501
Rev., 5.00%, 11/01/2034	4,430	5,156
Rev., 5.00%, 05/01/2038	4,900	5,502
Rev., 5.00%, 11/01/2038	7,585	8,565
Rev., 5.00%, 05/01/2039	1,500	1,662
Rev., 5.00%, 11/01/2039	3,780	4,216
Rev., 5.00%, 05/01/2041	6,000	6,526
Rev., 5.25%, 05/01/2048	5,165	5,438
Rev., 5.25%, 05/01/2049	3,000	3,151
Series A4, Rev., VRDO, 2.50%, 01/02/2026 (z)	11,200	11,200
Series A, Rev., 5.00%, 05/01/2044	5,000	5,324
Series B1, Rev., 4.00%, 08/01/2042	17,500	16,995
Series CS, Rev., 5.00%, 05/01/2045	5,000	5,270
Series D1, Rev., 5.00%, 11/01/2034	4,410	5,113
Series D1, Rev., 5.00%, 11/01/2039	3,000	3,329
Series D, Rev., 5.00%, 05/01/2035	900	1,046
Series D, Rev., 5.00%, 05/01/2036	1,540	1,775
Series E1, Rev., 3.00%, 02/01/2028	730	735
Series E, Rev., 5.00%, 11/01/2039	6,000	6,693
Series E, Rev., 5.00%, 11/01/2042	900	969
Series E, Rev., 5.00%, 11/01/2043	2,485	2,662
Series E, Rev., 5.00%, 11/01/2053	4,500	4,624
Series F1, Rev., 5.00%, 02/01/2039	3,000	3,246
Series F1, Rev., 5.00%, 02/01/2041	2,000	2,167
Series F1, Rev., 5.00%, 02/01/2045	5,000	5,252
Series F1, Rev., 5.00%, 02/01/2046	3,335	3,479

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2025	SIX CIRCLES TRUST	199

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2025 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
New York — continued
Series H, Rev., 5.00%, 11/01/2042	1,000	1,080
Series H, Rev., 5.25%, 11/01/2045	1,500	1,614
New York City Transitional Finance Authority Future Tax Secured Revenue, Fiscal 2026, Series B, Rev., 5.25%, 05/01/2048	20,000	21,214
New York City Transitional Finance Authority Future Tax Secured Revenue, Future Tax Secured
Rev., 4.00%, 11/01/2035	7,000	7,186
Series A3, Rev., 4.00%, 08/01/2043	5,645	5,414
New York City Transitional Finance Authority Future Tax Secured Revenue, Future Tax Secured Subordinate, Series B1, Rev., 5.00%, 08/01/2038	1,000	1,006
New York City Transitional Finance Authority Future Tax Secured Revenue, Future Tax Subordinated
Series A3, Rev., 4.00%, 08/01/2042	2,500	2,428
Series E1, Rev., 4.00%, 02/01/2041	12,000	11,866
New York City Transitional Finance Authority Future Tax Secured Revenue, Subordinate
Rev., 4.00%, 05/01/2038	2,000	2,025
Series B1, Rev., 4.00%, 08/01/2036	7,415	7,597
Series DS, Rev., 4.00%, 11/01/2038	4,000	4,044
Series E1, Rev., 4.00%, 02/01/2046	2,000	1,856
New York City Transitional Finance Authority Future Tax Secured Revenue, Subordinate Fiscal 2026
Rev., 5.00%, 11/01/2027 (w)	1,970	2,055
Rev., 5.00%, 11/01/2039 (w)	1,640	1,856
Rev., 5.00%, 11/01/2040 (w)	950	1,060
Rev., 5.00%, 11/01/2041 (w)	1,250	1,378
New York City Transitional Finance Authority Future Tax Secured Revenue, Subordinate Future Tax Secured, Rev., 4.00%, 11/01/2040	5,000	4,983
New York City Transitional Finance Authority Future Tax Secured Revenue, Subordinate Multi Modal, Series A, Rev., 5.00%, 05/01/2040	1,000	1,091
New York City Transitional Finance Authority Future Tax Secured Revenue, Subordinated
Rev., 5.00%, 11/01/2026	1,000	1,020
Rev., 5.00%, 05/01/2031	1,000	1,110
Rev., 5.25%, 08/01/2042	3,000	3,220
Series A3, Rev., 4.00%, 05/01/2042	2,000	1,960
Series A3, Rev., 5.00%, 08/01/2040	1,720	1,762
New York City Transitional Finance Authority Future Tax Secured Revenue, Subordinated Future Tax Secure, Rev., 5.00%, 05/01/2050	5,000	5,159

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

New York — continued
New York City Transitional Finance Authority, Building Aid Revenue
Series S2, Rev., 5.00%, 07/15/2031	4,055	4,592
Series S2, Rev., 5.00%, 07/15/2042	1,250	1,375
New York City Trust for Cultural Resources, Refunding Lincoln Center, Series A, Rev., 5.00%, 12/01/2032	500	552
New York City Water & Sewer System
Series BB1, Rev., 5.00%, 06/15/2049	500	512
Series FF, Rev., 5.00%, 06/15/2041	2,000	2,117
New York City Water & Sewer System, Second General Resolution
Rev., 5.00%, 06/15/2026	1,005	1,017
Series CC1, Rev., 5.00%, 06/15/2048	2,730	2,760
Series CC1, Rev., 5.25%, 06/15/2037	2,345	2,392
Series DD1, Rev., 5.00%, 06/15/2048	3,115	3,160
Series DD2, Rev., 5.00%, 06/15/2040	2,000	2,058
Series DD, Rev., 5.00%, 06/15/2047	6,680	6,731
New York City Water & Sewer System, Various Second General Resolution, Series BB4, Rev., VRDO, 2.50%, 01/02/2026 (z)	12,800	12,800
New York City Water & Sewer System, Water and Sewer System Revenue Second General Resolution, Series BB2, Rev., 4.00%, 06/15/2042	1,180	1,168
New York Liberty Development Corp.
Rev., 5.25%, 10/01/2035	19,150	22,389
Series 1WTC, Rev., 3.00%, 02/15/2042	1,755	1,513
Series 1WTC, Rev., 4.00%, 02/15/2043	4,985	4,866
New York Liberty Development Corp., 3 World Trade Center, Rev., 5.38%, 11/15/2040 (e)	1,945	1,945
New York Liberty Development Corp., 7 World Trade Center Project, Rev., 3.13%, 09/15/2050	3,000	2,250
New York Liberty Development Corp., World Trade Center Project, Series 1, Rev., 5.00%, 11/15/2044 (e)	32,600	32,548
New York Power Authority
Rev., 4.00%, 11/15/2049	2,000	1,844
Rev., 5.00%, 11/15/2041	1,500	1,661
Rev., 5.13%, 11/15/2063	4,000	4,162
New York Power Authority, Green Transmission Project
Rev., 5.00%, 11/15/2028	1,000	1,077
Rev., 5.00%, 11/15/2034	635	714
Rev., 5.00%, 11/15/2035	1,250	1,398
New York State Dormitory Authority
Rev., 5.00%, 10/01/2026	875	891
Rev., 5.00%, 07/01/2035	750	875
Rev., 5.00%, 10/01/2037	1,000	1,102
Rev., 5.00%, 10/01/2039	860	937
Rev., 5.00%, 07/01/2042	5,000	5,089

SEE NOTES TO FINANCIAL STATEMENTS.

200	SIX CIRCLES TRUST	DECEMBER 31, 2025

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
New York — continued
Rev., 5.50%, 07/01/2050	2,500	2,690
Series A1, Rev., 5.00%, 03/15/2036	2,500	2,850
Series A, Rev., 4.00%, 03/15/2039	1,000	1,009
Series A, Rev., 4.00%, 03/15/2054	8,090	7,307
Series A, Rev., 5.00%, 03/15/2029 (p)	2,240	2,417
Series A, Rev., 5.00%, 03/15/2034	2,000	2,029
Series A, Rev., 5.00%, 03/15/2036	1,765	2,025
Series A, Rev., 5.00%, 03/15/2040	2,000	2,170
Series A, Rev., 5.00%, 03/15/2042	3,750	4,118
Series A, Rev., 5.00%, 02/15/2043	3,000	3,017
Series A, Rev., 5.00%, 03/15/2044	2,460	2,604
Series C, Rev., 5.00%, 03/15/2041	690	765
Series C, Rev., 5.00%, 03/15/2042	1,060	1,160
Series C, Rev., 5.00%, 03/15/2043	1,435	1,553
New York State Dormitory Authority, Bidding Group 3, Series A, Rev., 5.00%, 03/15/2054	14,205	14,703
New York State Dormitory Authority, Cornell University, Series A, Rev., 5.50%, 07/01/2054	5,000	5,410
New York State Dormitory Authority, Exchange Bonds, Series C, Rev., 5.00%, 07/01/2031	1,227	1,375
New York State Dormitory Authority, General Purpose, Series D, Rev., 5.00%, 02/15/2026 (p)	95	95
New York State Dormitory Authority, Green Bond, Cornell University, Rev., 5.00%, 07/01/2034	1,100	1,300
New York State Dormitory Authority, Group 2
Series A, Rev., 5.00%, 03/15/2033	2,000	2,198
Series A, Rev., 5.00%, 03/15/2036	2,015	2,133
New York State Dormitory Authority, Group 3, Series A, Rev., 5.00%, 03/15/2037	5,000	5,276
New York State Dormitory Authority, Icahn School of Medicine at Mount Sinai, Rev., 5.00%, 07/01/2040	1,500	1,500
New York State Dormitory Authority, Montefiore Obligated Group
Series A, Rev., 5.00%, 08/01/2026	900	909
Series A, Rev., 5.00%, 08/01/2031	1,010	1,050
New York State Dormitory Authority, Mount Sinai Obligated Group, Rev., 5.25%, 07/01/2050	6,000	6,023
New York State Dormitory Authority, Northwell Health Obligated
Rev., 5.00%, 05/01/2034	13,180	15,050
Rev., 5.25%, 05/01/2054	5,000	5,152
New York State Dormitory Authority, Northwell Health Obligated Group
Rev., 4.00%, 05/01/2045	6,500	6,069
Rev., 4.25%, 05/01/2052	4,930	4,519
Rev., 5.00%, 05/01/2052	3,000	3,044

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

New York — continued
New York State Dormitory Authority, Refunded General Purpose, Series B, Rev., 5.00%, 02/15/2026 (p)	2,835	2,843
New York State Dormitory Authority, Second Bond Financing Program
Rev., 5.00%, 10/01/2029	2,000	2,186
Rev., 5.00%, 10/01/2030	2,670	2,976
Rev., 5.00%, 10/01/2036	260	287
New York State Dormitory Authority, St John’s University, Series A, Rev., 4.00%, 07/01/2048	1,000	878
New York State Dormitory Authority, Unrefunded 2024 Bidding Group, Rev., 5.00%, 03/15/2029	2,000	2,163
New York State Dormitory Authority, Unrefunded 2025, Series A, Rev., 5.00%, 03/15/2029	760	820
New York State Dormitory Authority, Unrefunded General Purpose, Series D, Rev., 5.00%, 02/15/2026 (p)	5	5
New York State Dormitory Authority, Unrefunded Group 2, Series E, Rev., 5.00%, 03/15/2028 (p)	1,000	1,055
New York State Dormitory Authority, White Plains Hospital Obligated
Rev., 5.00%, 10/01/2039	750	821
Rev., 5.25%, 10/01/2040	500	551
Rev., 5.25%, 10/01/2041	525	572
Rev., 5.25%, 10/01/2049	2,025	2,051
New York State Dormitory Authority, Yeshiva University, Series A, Rev., 5.00%, 07/15/2037	2,500	2,616
New York State Energy Research & Development Authority
Series A, Rev., 3.80%, 08/01/2032	6,710	6,929
Series B, Rev., 3.80%, 08/01/2032	6,240	6,443
Series C, Rev., 3.80%, 08/01/2032	6,750	6,970
New York State Environmental Facilities Corp., Green Bond 2010 Master Financing Project
Rev., 5.00%, 09/15/2028	575	616
Rev., 5.00%, 09/15/2031	250	286
New York State Environmental Facilities Corp., Solid Waste Disposal Revenue, Casella Waste System, Inc. Project, Rev., AMT, 4.25%, 09/01/2050 (e) (z)	1,100	1,105
New York State Housing Finance Agency, Series B2, Rev., HUD, SONYMA, 3.60%, 11/01/2064 (z)	11,000	11,077
New York State Housing Finance Agency, Housing 160 West 62nd Street, Rev., 3.60%, 11/01/2044 (z)	2,805	2,850

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2025	SIX CIRCLES TRUST	201

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2025 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
New York — continued
New York State Housing Finance Agency, Sustainability Bonds
Series B, Rev., HUD, SONYMA, 3.60%, 11/01/2062 (z)	1,705	1,706
Series J, Rev., HUD, SONYMA, 1.10%, 11/01/2061 (z)	2,180	2,104
New York State Housing Finance Agency, Sustainable Bonds, Series D2, Rev., SONYMA, 3.38%, 05/01/2065 (z)	2,500	2,499
New York State Thruway Authority
Series A1, Rev., 4.00%, 03/15/2041	500	499
Series A1, Rev., 5.00%, 03/15/2033	1,000	1,111
Series A, Rev., 5.00%, 01/01/2041	6,000	6,004
Series A, Rev., 5.00%, 03/15/2051	5,000	5,180
New York State Thruway Authority, Group 2, Series N, Rev., 4.00%, 01/01/2041	3,120	3,130
New York State Urban Development Corp.
Series A, Rev., 4.00%, 03/15/2042	2,000	1,972
Series E, Rev., 4.00%, 03/15/2046	10,000	9,238
New York State Urban Development Corp., Bidding Group 4, Series A, Rev., 3.00%, 03/15/2050	4,000	2,950
New York State Urban Development Corp., Group 2, Series E, Rev., 4.00%, 03/15/2038	1,000	1,010
New York State Urban Development Corp., Personal Income Tax
Rev., 4.00%, 03/15/2037	2,000	2,030
Rev., 4.00%, 03/15/2041	5,000	4,969
Rev., 5.00%, 03/15/2030	500	552
Series C3, Rev., 5.00%, 03/15/2038	1,860	1,913
New York State Urban Development Corp., State Personal Income Tax
Rev., 4.00%, 03/15/2042	2,000	1,965
Series AG, Rev., 5.00%, 03/15/2038	5,000	5,101
New York State Urban Development Corp., State Personal Income Tax, General Purpose
Series A, Rev., 5.00%, 03/15/2042	5,000	5,161
Series B, Rev., 3.54%, 03/15/2028 (p)	7,000	6,978
New York State Urban Development Corp., Sustainable Bond State Person, Rev., 5.00%, 03/15/2063	25,905	26,472
New York Transportation Development Corp.
Rev., AMT, 5.00%, 01/01/2036	5,405	5,501
Rev., AMT, 5.00%, 12/01/2036	4,000	4,269
Rev., AMT, 5.00%, 06/30/2049	12,000	12,087
Rev., AMT, 5.00%, 06/30/2054	5,000	4,987
Rev., AMT, 5.25%, 06/30/2049	5,000	5,033
Rev., AMT, 5.50%, 06/30/2060	13,500	13,609
Rev., AMT, 6.00%, 06/30/2043	2,000	2,230
Rev., AMT, 6.00%, 06/30/2044	2,650	2,888
Rev., AMT, 6.00%, 06/30/2050	8,000	8,505

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

New York — continued
New York Transportation Development Corp., American Airlines Inc
Rev., AMT, 2.25%, 08/01/2026	200	199
Rev., AMT, 5.00%, 08/01/2026	1,880	1,882
New York Transportation Development Corp., Delta Air Lines, Inc, LaGuardia
Rev., AMT, 4.38%, 10/01/2045	9,130	8,501
Rev., AMT, 5.00%, 01/01/2032	3,000	3,085
New York Transportation Development Corp., Delta Air Lines, Inc., LaGuardia, Rev., AMT, 4.00%, 10/01/2030	2,500	2,549
New York Transportation Development Corp., Delta Air Lines, Inc., LaGuardia Airport, Rev., AMT, 5.00%, 10/01/2040	5,335	5,409
New York Transportation Development Corp., Delta Air Lines, Inc., LaGuardia, Rev., AMT, 5.00%, 10/01/2035	11,000	11,474
New York Transportation Development Corp., John F. Kennedy International Airport, Rev., AMT, 5.38%, 08/01/2036	2,000	2,087
New York Transportation Development Corp., LaGuardia Airport Terminal
Rev., AMT, 5.63%, 04/01/2040	15,355	16,110
Rev., AMT, 6.00%, 04/01/2035	5,000	5,511
New York Transportation Development Corp., LaGuardia Airport Terminal B
Rev., AMT, 4.00%, 07/01/2033	2,500	2,492
Rev., AMT, 5.00%, 07/01/2046	23,370	23,369
Rev., AMT, 5.25%, 01/01/2050	19,695	19,696
New York Transportation Development Corp., LaGuardia Airport Terminal B Redevelopment
Rev., AMT, 4.00%, 07/01/2031	4,500	4,472
Rev., AMT, 4.00%, 07/01/2032	11,200	11,193
Rev., AMT, 4.00%, 07/01/2035	5,080	5,069
Rev., AMT, 5.00%, 07/01/2041	1,000	1,000
New York Transportation Development Corp., New York State Thruway, Rev., AMT, 4.00%, 10/31/2034	600	605
New York Transportation Development Corp., Sustainable Bond, JFK International Airport
Rev., AMT, 4.50%, 12/31/2054	3,000	2,825
Rev., AMT, 5.00%, 06/30/2049	14,750	14,804
Rev., AMT, 5.25%, 12/31/2054	2,000	2,028
Rev., AMT, 5.38%, 06/30/2060	3,920	3,921
Rev., AMT, 5.50%, 06/30/2043	1,585	1,666
Rev., AMT, 5.50%, 06/30/2054	4,500	4,553
Rev., AMT, 5.50%, 12/31/2054	12,000	12,241
Rev., AMT, 5.50%, 12/31/2060	5,000	5,054
Rev., AMT, 6.00%, 06/30/2054	14,075	14,548
New York Transportation Development Corp., Terminal 4 JFK International
Rev., AMT, 5.00%, 12/01/2030	1,710	1,840

SEE NOTES TO FINANCIAL STATEMENTS.

202	SIX CIRCLES TRUST	DECEMBER 31, 2025

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
New York — continued
Rev., AMT, 5.00%, 12/01/2032	2,005	2,189
Rev., AMT, 5.00%, 12/01/2033	1,000	1,061
Rev., AMT, 5.00%, 12/01/2037	3,500	3,711
Rev., AMT, 5.00%, 12/01/2038	1,000	1,056
New York Transportation Development Corp., Terminal 4 JFK International Airport
Rev., AMT, 5.00%, 12/01/2030	4,170	4,486
Rev., AMT, 5.00%, 12/01/2035	1,000	1,075
New York Transportation Development Corp., Terminal 4 John F Kennedy International
Rev., AMT, 4.00%, 12/01/2038	300	297
Rev., AMT, 4.00%, 12/01/2039	300	294
Rev., AMT, 4.00%, 12/01/2040	1,475	1,424
Rev., AMT, 4.00%, 12/01/2041	300	284
Rev., AMT, 4.00%, 12/01/2042	300	279
Rev., 5.00%, 12/01/2026	995	1,014
Rev., 5.00%, 12/01/2027	200	208
Rev., 5.00%, 12/01/2028	200	212
Rev., 5.00%, 12/01/2037	250	268
Rev., 5.00%, 12/01/2038	2,250	2,400
Onondaga Civic Development Corp.
Rev., 5.00%, 12/01/2039	1,000	1,138
Rev., 5.25%, 12/01/2042	1,000	1,121
Port Authority of New York & New Jersey
Rev., AMT, 5.00%, 11/15/2042	1,500	1,521
Series 207, Rev., AMT, 5.00%, 09/15/2027	2,210	2,284
Series 207, Rev., AMT, 5.00%, 09/15/2028	1,080	1,119
Series 207, Rev., AMT, 5.00%, 09/15/2031	5,000	5,183
Series 226, Rev., AMT, 5.00%, 10/15/2031	4,500	4,972
Series 226, Rev., AMT, 5.00%, 10/15/2032	1,250	1,368
Series 226, Rev., AMT, 5.00%, 10/15/2036	2,040	2,192
Series 242, Rev., AMT, 5.00%, 12/01/2042	7,000	7,344
Port Authority of New York & New Jersey, Consolidated
Series 197, Rev., AMT, 5.00%, 11/15/2032	3,000	3,042
Series 206, Rev., AMT, 5.00%, 11/15/2032	3,000	3,097
Series 221, Rev., AMT, 5.00%, 07/15/2031	1,620	1,749
Series 221, Rev., AMT, 5.00%, 07/15/2032	2,620	2,815
Port Authority of New York & New Jersey, Consolidated 211, Rev., 4.00%, 09/01/2043	18,590	18,156

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

New York — continued
Port Authority of New York & New Jersey, Consolidated Bond 233, Rev., 5.00%, 08/01/2038	670	743
Port Authority of New York & New Jersey, Consolidated Bond Two, Rev., AMT, 5.50%, 08/01/2052	8,500	8,963
Port Authority of New York & New Jersey, Consolidated Bond Two Hund, Rev., AMT, 5.00%, 01/15/2039	1,250	1,347
Port Authority of New York & New Jersey, Consolidated Bonds
Series 221, Rev., AMT, 4.00%, 07/15/2039	5,000	4,984
Series 221, Rev., AMT, 4.00%, 07/15/2040	3,715	3,676
Port Authority of New York & New Jersey, Consolidated One Hundred Eighty, Series 222, Rev., 4.00%, 07/15/2036	10,250	10,552
Port Authority of New York & New Jersey, Consolidated One Hundred Eighty Third, Rev., 4.00%, 12/15/2039	6,000	5,979
State of New York Mortgage Agency Homeowner Mortgage Revenue, Social Bonds, Series 253, Rev., SONYMA, AMT, 4.70%, 10/01/2038	1,980	2,040
State of New York Mortgage Agency, Social Bonds, Series 233, Rev., 3.00%, 10/01/2045	1,315	1,295
State of New York Mortgage Agency, Social Bonds 242, Rev., SONYMA, 3.50%, 10/01/2052	75	75
Suffolk Regional Off-Track Betting Co., Rev., 6.00%, 12/01/2053	1,000	1,015
Triborough Bridge & Tunnel Authority
Rev., 5.25%, 05/15/2054	9,940	10,449
Series A2, Rev., 2.00%, 05/15/2045 (z)	4,250	4,095
Series A, Rev., 5.00%, 11/15/2041	1,975	1,982
Series A, Rev., 5.00%, 11/15/2042	2,000	2,201
Series A, Rev., 5.00%, 11/15/2043	3,500	3,808
Series A, Rev., 5.00%, 11/15/2045	2,000	2,136
Series A, Rev., 5.00%, 11/15/2047	2,500	2,594
Series A, Rev., 5.00%, 11/15/2049	3,040	3,120
Series C, Rev., 5.00%, 05/15/2047	1,000	1,032
Triborough Bridge & Tunnel Authority Sales Tax Revenue
Series A1, Rev., 5.00%, 05/15/2049	2,600	2,697
Series A1, Rev., 5.00%, 05/15/2054	2,355	2,432
Series A1, Rev., 5.25%, 05/15/2059	16,710	17,448
Series A1, Rev., 5.25%, 05/15/2064	5,000	5,203
Series A2, Rev., 5.25%, 05/15/2064	24,000	24,878
Triborough Bridge & Tunnel Authority, Green Bond
Series E1, Rev., 5.00%, 11/15/2027	1,155	1,202
Series E-2B, Rev., 5.00%, 11/15/2032	575	659

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2025	SIX CIRCLES TRUST	203

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2025 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
New York — continued
Triborough Bridge & Tunnel Authority, MTA Bridges & Tunnels, Rev., 5.00%, 05/15/2047	5,250	5,417
Triborough Bridge & Tunnel Authority, MTA Bridges and Tunnels, Rev., 5.00%, 11/15/2026	2,440	2,494
Triborough Bridge & Tunnel Authority, MTA Bridges and Tunnels, Green Bonds, Rev., 5.00%, 11/15/2029	1,615	1,777
Triborough Bridge & Tunnel Authority, Sales Tax Revenue, MTA Bridges & Tunnels TBTA Capital Lockbox Fund, Rev., 5.25%, 05/15/2062	7,500	7,776
Triborough Bridge & Tunnel Authority, Senior, Series C, Rev., 5.00%, 05/15/2040	5,000	5,402
Triborough Bridge & Tunnel Authority, Senior Lien
Rev., 5.00%, 05/15/2050 (z)	7,000	7,057
Series C, Rev., 5.25%, 05/15/2052	10,000	10,393
Series C1-A, Rev., 5.00%, 05/15/2038	2,000	2,182
Triborough Bridge & Tunnel Authority, Senior Lien MTA Bridges & Tunnels
Rev., 5.00%, 05/15/2035	2,000	2,245
Rev., 5.00%, 05/15/2036	2,000	2,230
Rev., 5.00%, 05/15/2038	4,240	4,657
Triborough Bridge & Tunnel Authority, TBTA Capital Lockbox Fund
Rev., 4.50%, 12/01/2056	4,085	4,040
Rev., 5.00%, 12/01/2036	500	585
Rev., 5.00%, 12/01/2043	1,400	1,515
Troy Capital Resource Corp., Rensselaer Polytechnic Institute, Rev., 4.00%, 09/01/2036	750	762
TSASC, Inc., Series B, Rev., 5.00%, 06/01/2048	6,780	5,876
Utility Debt Securitization Authority
Series 1, Rev., 5.00%, 12/15/2031	3,000	3,300
Series 1, Rev., 5.00%, 12/15/2039	1,000	1,133
Series TE2, Rev., 5.00%, 06/15/2033	2,370	2,660
Series TE2, Rev., 5.00%, 12/15/2039	1,100	1,268
Series TE2, Rev., 5.00%, 12/15/2040	400	456
Series TE2, Rev., 5.00%, 12/15/2041	830	933
Utility Debt Securitization Authority, Restructuring Bonds, Series TE, Rev., 5.00%, 12/15/2029	1,500	1,640
Westchester County Local Development Corp., Rev., 5.00%, 07/01/2056 (e)	2,000	1,760
Westchester County Local Development Corp., Westchester Med. Ctr. Obligated
Rev., 5.00%, 11/01/2047	5,610	5,754
Rev., 5.75%, 11/01/2048	1,400	1,517
Rev., 5.75%, 11/01/2049	2,000	2,164
Rev., 6.25%, 11/01/2052	420	422

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

New York — continued
Westchester County Local Development Corp., Westchester Medical Center
Rev., 5.00%, 11/01/2032	1,500	1,480
Rev., 5.00%, 11/01/2046	3,500	3,238
Western Regional Off-Track Betting Corp., Rev., 3.00%, 12/01/2026 (e)	140	138

		1,682,197

North Carolina — 1.0%
Charlotte-Mecklenburg Hospital Authority, Atrium Health, Series B, Rev., 1.95%, 01/15/2048 (z)	2,285	2,150
Charlotte-Mecklenburg Hospital Authority, The Atrium Health, Series D, Rev., 3.63%, 01/15/2048 (z)	2,200	2,221
City of Charlotte Airport Revenue, Rev., 5.00%, 07/01/2040	2,375	2,618
City of Charlotte Airport Revenue, Airport, Series A, Rev., 4.00%, 07/01/2036	1,520	1,570
City of Charlotte Airport Revenue, Charlotte Douglas International, Rev., AMT, 5.00%, 07/01/2026	1,315	1,328
City of Charlotte Airport Special Facilities Revenue, Charlotte Douglas International
Rev., 5.00%, 07/01/2049	5,000	5,107
Rev., AMT, 5.00%, 07/01/2049	7,335	7,411
City of Charlotte NC Water & Sewer System Revenue, Rev., 5.00%, 07/01/2041	500	556
City of Charlotte, Airport Special Facilities Revenue, Series B, Rev., AMT, 5.00%, 07/01/2027	1,315	1,354
City of Mebane, Combined Utilities Revenue, Rev., 4.00%, 08/01/2044	1,175	1,146
Columbus County Industrial Facilities & Pollution Control Financing Authority
Rev., 3.45%, 11/01/2033 (z)	2,500	2,508
Rev., 4.20%, 05/01/2034	1,000	1,038
County of Macon NC, Rev., 4.00%, 10/01/2043	650	643
Greater Asheville Regional Airport Authority
Rev., AMT, 5.25%, 07/01/2040	500	539
Rev., AMT, 5.25%, 07/01/2041	415	443
Rev., AMT, 5.25%, 07/01/2048	13,150	13,503
Inlivian, Rev., 3.30%, 11/10/2043 (z)	1,130	1,140
North Carolina Department of Transportation, I-77 Hot Lanes Project, Rev., AMT, 5.00%, 06/30/2054	5,325	5,223
North Carolina Housing Finance Agency
Rev., GNMA/FNMA/FHLMC, 3.20%, 07/01/2056 (z)	3,760	3,760
Rev., GNMA/FNMA/FHLMC, 4.35%, 01/01/2044	1,075	1,085
Rev., GNMA/FNMA/FHLMC, 4.55%, 07/01/2044	835	842

SEE NOTES TO FINANCIAL STATEMENTS.

204	SIX CIRCLES TRUST	DECEMBER 31, 2025

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
North Carolina — continued
Rev., GNMA/FNMA/FHLMC, 6.25%, 01/01/2055	920	1,024
Rev., GNMA/FNMA/FHLMC, 6.25%, 07/01/2055	5,880	6,453
Series 44, Rev., 2.30%, 01/01/2031	1,030	971
Series 44, Rev., 4.00%, 07/01/2050	180	181
Series 45, Rev., GNMA/FNMA/FHLMC, 1.90%, 01/01/2032	1,525	1,370
North Carolina Housing Finance Agency, 1998 Trust Agreement
Series 5, Rev., GNMA/FNMA/FHLMC, 6.25%, 01/01/2056	2,120	2,383
Series 59A, Rev., GNMA/FNMA/FHLMC, 6.25%, 01/01/2057	4,020	4,582
North Carolina Housing Finance Agency, Home Ownership, Series 47, Rev., GNMA/FNMA/FHLMC COLL, 3.00%, 07/01/2051	620	612
North Carolina Housing Finance Agency, Sustainable Bond 1998 Trust Agency, Rev., GNMA/FNMA/FHLMC, 6.25%, 01/01/2055	2,075	2,244
North Carolina Housing Finance Agency, Sustainable Bonds 1998 Trust
Rev., GNMA/FNMA/FHLMC, 4.90%, 07/01/2043	4,915	5,064
Rev., GNMA/FNMA/FHLMC, 6.25%, 01/01/2055	4,685	5,053
North Carolina Medical Care Commission, Lutheran Services for the Aging, Rev., 4.00%, 03/01/2041	1,050	990
North Carolina Medical Care Commission, Penick Village Project, Series A, Rev., 5.50%, 09/01/2054	460	456
North Carolina Medical Care Commission, Presbyterian Homes Obligations
Series A, Rev., 4.00%, 10/01/2027	600	605
Series A, Rev., 4.00%, 10/01/2040	1,600	1,539
Series A, Rev., 4.00%, 10/01/2045	2,250	1,979
North Carolina Medical Care Commission, Rex Healthcare, Series A, Rev., 5.00%, 07/01/2031	1,760	1,912
North Carolina Medical Care Commission, The Forest at Duke Project, Rev., 4.00%, 09/01/2041	830	772
North Carolina Medical Care Commission, The United Methodist Retirement Homes, Inc.
Rev., 5.00%, 10/01/2050	1,000	992
Rev., 5.13%, 10/01/2045	535	548
Rev., 5.13%, 10/01/2056	2,000	1,993
North Carolina Medical Care Commission, Vidant Health, Rev., 5.00%, 06/01/2045	1,145	1,145

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

North Carolina — continued
North Carolina State Education Assistance Authority, Series A, Rev., AMT, 5.00%, 06/01/2045	3,820	4,000
North Carolina State Education Assistance Authority, Senior Bonds, Series A, Rev., AMT, 5.00%, 06/01/2043	1,230	1,281
North Carolina Turnpike Authority, Senior Lien, Rev., 5.00%, 01/01/2038	2,375	2,474
North Carolina Turnpike Authority, Triangle Expressway System
Rev., 5.00%, 01/01/2053	2,000	2,046
Rev., 5.00%, 01/01/2058	14,995	15,314
North Carolina Turnpike Authority, Triangle Expressway System, Senior Lien, Rev., 5.00%, 01/01/2049	1,000	1,017
Raleigh Durham Airport Authority, Series A, Rev., AMT, 5.00%, 05/01/2032	505	517
State of North Carolina, Series B, Rev., 5.00%, 05/01/2030	2,080	2,301
State of North Carolina, Build Nc Programs, Series B, Rev., 5.00%, 05/01/2027	2,750	2,842
State of North Carolina, Grant Anticipation Revenue, Rev., 5.00%, 03/01/2029	1,000	1,076
University of North Carolina at Chapel Hill, Series A, Rev., (United States SOFR * 0.67 + 1.05%), 3.58%, 12/01/2041 (aa)	3,000	3,009
University of North Carolina at Wilmington, Rev., 5.00%, 06/01/2028	1,400	1,402
Western Carolina University, Series B, Rev., 5.00%, 04/01/2031	2,120	2,316
Wilmington Housing Authority, Avenue Flats, Rev., 2.95%, 05/01/2044 (z)	720	720

		139,368

North Dakota — 0.4%
Cass County Joint Water Resource District, Series A, Rev., CNTY GTD, 3.45%, 04/01/2027	17,250	17,253
City of Grand Forks, Altru Health System
Rev., 5.00%, 12/01/2031	1,500	1,605
Series A, Rev., 5.00%, 12/01/2041	1,000	1,061
City of Horace
Series C, GO, 4.50%, 05/01/2039	1,780	1,823
Series C, GO, 4.75%, 05/01/2044	1,885	1,885
Series C, GO, 5.00%, 05/01/2050	1,350	1,349
County of Ward, Trinity Obligation Group
Series C, Rev., 5.00%, 06/01/2043	3,000	2,793
Series C, Rev., 5.00%, 06/01/2048	5,000	4,438
Series C, Rev., 5.00%, 06/01/2053	2,000	1,728
North Dakota Housing Finance Agency
Rev., 4.65%, 07/01/2044	5,000	5,066
Series B, Rev., 3.00%, 07/01/2051	1,235	1,221
Series C, Rev., 4.00%, 01/01/2050	460	463

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2025	SIX CIRCLES TRUST	205

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2025 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
North Dakota — continued
North Dakota Housing Finance Agency, Home Mortgage Financing Program, Series A, Rev., 3.00%, 01/01/2052	35	35
North Dakota Housing Finance Agency, Housing Finance Program, Home Mortgage Finance, Series D, Rev., 4.25%, 01/01/2049	1,460	1,466
North Dakota Housing Finance Agency, Social Bonds, Series B, Rev., 3.00%, 07/01/2052	765	752
North Dakota Housing Finance Agency, Social Bonds Home Mortgage Finance Program, Rev., 5.75%, 01/01/2054	455	484
North Dakota Housing Finance Agency, Social Bonds Home Mortgage Financing, Rev., 5.75%, 07/01/2053	1,125	1,191
North Dakota Housing Finance Agency, Sustainable Bonds Home Mortgage, Rev., 6.25%, 01/01/2054	3,520	3,807
North Dakota Public Finance Authority, Rev., 5.00%, 10/01/2038	4,840	5,521
University of North Dakota, Series A, COP, 4.00%, 06/01/2046	1,480	1,380
West Fargo Public School District No. 6, Series C, GO, 4.00%, 08/01/2026	300	302

		55,623

Ohio — 2.6%
Akron Bath Copley Joint Township Hospital District
Rev., 4.00%, 11/15/2036 (p)	1,000	1,067
Rev., 4.00%, 11/15/2037 (p)	1,600	1,707
Rev., 5.00%, 11/15/2030 (p)	700	779
Rev., 5.25%, 11/15/2046 (p)	6,275	6,416
Akron Bath Copley Joint Township Hospital District, Children’s Hospital Medical, Rev., 4.00%, 11/15/2042	1,265	1,240
Akron Bath Copley Joint Township Hospital District, Summa Health Obligations
Rev., 4.00%, 11/15/2034 (p)	500	534
Rev., 4.00%, 11/15/2035 (p)	1,000	1,067
Rev., 4.00%, 11/15/2038 (p)	750	800
American Municipal Power, Inc., Fremont Energy Center Project
Rev., 4.00%, 02/15/2036	1,750	1,799
Rev., 5.00%, 02/15/2026	600	602
American Municipal Power, Inc., Prairie State Energy Campus, Rev., 5.00%, 02/15/2026	2,500	2,507
Buckeye Tobacco Settlement Financing Authority
Series B2, Rev., 5.00%, 06/01/2055	21,415	17,335
Series B, Rev., Zero Coupon, 06/01/2057	9,000	666

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Ohio — continued
City of Chillicothe, Adena Health System, Rev., 5.00%, 12/01/2047	10,410	10,328
City of Cincinnati, Mercer Commons Phase 2 Project, Rev., 5.00%, 11/01/2035	1,085	1,086
Columbus Metropolitan Housing Authority, Rev., 4.00%, 06/01/2034	2,000	2,015
Columbus Regional Airport Authority, Rev., AMT, 5.00%, 01/01/2033	4,275	4,749
Columbus Regional Airport Authority, John Glenn Columbus International Airport
Rev., 5.00%, 01/01/2044	2,700	2,871
Rev., AMT, 5.25%, 01/01/2041	6,500	7,016
Columbus-Franklin County Finance Authority
Rev., 5.00%, 12/01/2029 (e)	720	751
Rev., 5.00%, 12/01/2038 (e)	1,345	1,387
Columbus-Franklin County Finance Authority, Bridge Park D Block Project, Series A, Rev., 5.00%, 12/01/2051	1,750	1,733
Columbus-Franklin County Finance Authority, Dering Family Homes Project, Rev., HUD, 5.00%, 07/01/2045 (z)	2,200	2,231
County of Allen OH Hospital Facilities Revenue, Rev., 4.00%, 12/01/2040	1,415	1,372
County of Allen, Hospital Facilities Revenue, Series A, Rev., 5.00%, 08/01/2027	50	52
County of Butler, UC Health, Rev., 5.00%, 11/15/2030	1,300	1,335
County of Franklin, Nationwide Children’s Hospital
Rev., 4.00%, 11/01/2040	2,000	2,000
Rev., 5.00%, 11/01/2031	1,000	1,116
County of Hamilton OH Sewer System Revenue, Rev., 5.00%, 12/01/2049	2,915	3,048
County of Hamilton, Trihealth, Inc. Obligated Group, Rev., 5.00%, 08/15/2040	1,510	1,600
County of Hamilton, Uc Health
Series A, Rev., 5.50%, 08/01/2039	1,000	1,103
Series A, Rev., 5.50%, 08/01/2042	3,000	3,197
Series A, Rev., 5.50%, 08/01/2051	1,000	1,026
County of Hamilton, UC Health, Rev., 5.00%, 09/15/2050	9,255	9,001
County of Lucas, ProMedica Healthcare Obligated Group, Rev., 5.25%, 11/15/2048	3,120	3,071
County of Miami, Improvement, Kettering Health Network, Rev., 5.00%, 08/01/2049	2,000	2,014
County of Montgomery, Dayton Children’s Hospital
Rev., 5.00%, 08/01/2027	725	748
Rev., 5.00%, 08/01/2029	145	156
Rev., 5.00%, 08/01/2033	230	254
County of Montgomery, Kettering Health Network Obligations, Rev., 4.00%, 08/01/2041	1,200	1,174

SEE NOTES TO FINANCIAL STATEMENTS.

206	SIX CIRCLES TRUST	DECEMBER 31, 2025

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Ohio — continued
County of Van Wert, Van Wert Health Obligated, Rev., 6.13%, 12/01/2049 (p)	1,800	2,006
County of Warren, Otterbein Homes Obligated Group
Rev., 5.00%, 07/01/2031	845	927
Rev., 5.00%, 07/01/2032	800	890
Rev., 5.00%, 07/01/2042	1,380	1,435
Cuyahoga Metropolitan Housing Authority, Wade Park Apartments, Rev., HUD, 3.32%, 12/01/2027 (z)	800	800
Franklin County Convention Facilities Authority, Greater Columbus Convention Center, Rev., 5.00%, 12/01/2044	1,000	1,002
Jefferson County Port Authority, JSW Steel USA Ohio, Rev., AMT, 5.00%, 12/01/2053 (e) (z)	5,835	5,968
JobsOhio Beverage System, Statewide Senior Lien Liquor
Rev., 5.00%, 01/01/2041	2,500	2,770
Rev., 5.00%, 01/01/2042	2,550	2,793
Rev., 5.00%, 01/01/2043	2,500	2,709
Rev., 5.00%, 01/01/2044	2,500	2,685
Rev., 5.00%, 01/01/2053	4,210	4,395
JobsOhio Beverage System, Taxable, Series A, Rev., 2.83%, 01/01/2038 (p)	14,605	12,286
JobsOhio Beverage System, Unrefunded Taxable, Series A, Rev., 2.83%, 01/01/2038	395	332
Miami University
Series A, Rev., 5.00%, 09/01/2028	515	547
Series A, Rev., 5.00%, 09/01/2030	1,005	1,113
Series A, Rev., 5.00%, 09/01/2037	925	1,047
Northeast Ohio Medical University, Rev., BAM, 5.00%, 12/01/2043	1,475	1,511
Ohio Air Quality Development Authority
Rev., AMT, 3.70%, 04/01/2028	3,345	3,354
Rev., AMT, 3.70%, 10/01/2028	3,345	3,356
Ohio Air Quality Development Authority, American Electric Power Co. Project, Rev., AMT, 2.50%, 08/01/2040 (z)	2,500	2,391
Ohio Air Quality Development Authority, AMG Vanadium Project, Rev., AMT, 5.00%, 07/01/2049 (e)	9,000	8,101
Ohio Air Quality Development Authority, Dayton Power & Light, Rev., AMT, 4.25%, 11/01/2040 (z)	7,000	7,107
Ohio Air Quality Development Authority, Duke Energy, Rev., AMT, 4.25%, 11/01/2039 (z)	7,205	7,318
Ohio Air Quality Development Authority, Ohio Valley Electric Corp., Rev., AMT, 2.50%, 11/01/2042 (z)	1,000	956
Ohio Higher Educational Facility Commission, Rev., 4.00%, 10/01/2050	1,500	1,196

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Ohio — continued
Ohio Higher Educational Facility Commission, Case Western Reserve, Rev., (SIFMA Municipal Swap Index + 0.23%), 3.55%, 12/01/2042 (aa)	155	154
Ohio Higher Educational Facility Commission, Case Western Reserve University, Rev., 5.00%, 12/01/2040	1,065	1,075
Ohio Higher Educational Facility Commission, Senior University Circle, Inc., Rev., 5.00%, 01/15/2050	1,000	1,004
Ohio Higher Educational Facility Commission, University of Dayton, Rev., 5.00%, 02/01/2034	1,125	1,210
Ohio Housing Finance Agency
Rev., 3.35%, 07/01/2043 (z)	5,000	5,041
Rev., GNMA/FNMA/FHLMC, 6.25%, 03/01/2055	1,225	1,341
Series A, Rev., GNMA/FNMA/FHLMC, 4.50%, 09/01/2048	655	661
Ohio Housing Finance Agency, Marsh Run Homes Project, Rev., 3.20%, 01/01/2046 (z)	1,500	1,501
Ohio Housing Finance Agency, Mortgage Backed Securities Program
Rev., GNMA/FNMA/FHLMC, 3.25%, 09/01/2052	5,175	5,128
Rev., GNMA/FNMA/FHLMC, 6.38%, 03/01/2056	5,725	6,545
Ohio Housing Finance Agency, Tyler’s Creek, Rev., 3.15%, 01/01/2044 (z)	6,375	6,383
Ohio State University (The), Sustainable Bonds Multiyear Debt, Rev., 4.00%, 12/01/2041	2,060	2,080
Ohio Turnpike & Infrastructure Commission, Infrastructure Projects, Series A, Rev., 4.00%, 02/15/2038	1,500	1,517
Ohio Turnpike & Infrastructure Commission, Junior Lien Infrastructure
Rev., 5.00%, 02/15/2028	500	525
Rev., 5.00%, 02/15/2033	365	420
Ohio Water Development Authority
Series A, Rev., 5.00%, 06/01/2029	500	539
Series A, Rev., 5.00%, 12/01/2039	4,000	4,574
Series A, Rev., 5.00%, 12/01/2043	2,250	2,464
Ohio Water Development Authority Water Pollution Control Loan Fund
Series A, Rev., 5.00%, 12/01/2030	3,000	3,357
Series B, Rev., 3.00%, 12/01/2034	125	124
Ohio Water Development Authority Water Pollution Control Loan Fund, Sustainable Bonds Water Pollution, Rev., 5.00%, 12/01/2033	4,420	5,150
Ohio Water Development Authority, Sustainability Bond, Series A, Rev., 5.00%, 06/01/2031	300	338

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2025	SIX CIRCLES TRUST	207

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2025 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Ohio — continued
Ohio Water Development Authority, Water Pollution Control Loan Fund, Sustainable Bond, Series D, Rev., 5.00%, 12/01/2038	1,400	1,603
Port of Greater Cincinnati Development Authority
Rev., 4.25%, 12/01/2048	4,865	4,658
Rev., 5.00%, 12/01/2053	5,985	6,071
Port of Greater Cincinnati Development Authority, 3CDC Obligated Group Parking Facilities, Rev., 5.00%, 12/01/2060	7,400	7,464
Port of Greater Cincinnati Development Authority, Subordinated Duke Energy, Rev., 5.00%, 12/01/2063	3,000	3,020
State of Ohio
Rev., VRDO, 3.55%, 01/07/2026 (z)	20,250	20,250
Rev., 5.00%, 01/01/2039 (p)	105	119
Rev., 5.25%, 08/15/2048	3,000	3,197
Series A, GO, 5.00%, 03/01/2034	1,000	1,151
Series C, GO, 5.00%, 11/01/2043	10,000	10,934
Series X, GO, 5.00%, 05/01/2035	300	338
State of Ohio, 2025 Cleveland, Rev., 5.00%, 01/01/2039 (p)	90	102
State of Ohio, Administrative Building Fund Program, Rev., 5.00%, 10/01/2042	4,595	5,031
State of Ohio, Cleveland Clinic Health System
Rev., 5.00%, 01/01/2033	2,410	2,701
Rev., 5.00%, 01/01/2034	2,425	2,703
Series A, Rev., 5.00%, 01/01/2027	940	962
State of Ohio, Common Schools, Series C, GO, 5.00%, 03/15/2030	125	138
State of Ohio, Garvee
Series 1A, Rev., 5.00%, 12/15/2028	1,000	1,072
Series 2022-1, Rev., 5.00%, 12/15/2028	1,000	1,072
Series 2022-1, Rev., 5.00%, 12/15/2031	1,000	1,116
State of Ohio, Higher Education, Series C, GO, 5.00%, 08/01/2028 (p)	350	373
State of Ohio, Infrastructure Improvement, GO, 5.00%, 03/01/2034	1,000	1,132
State of Ohio, Premier Health Partners
Rev., 4.00%, 11/15/2039	1,320	1,279
Rev., 4.00%, 11/15/2041	1,450	1,341
Rev., 5.00%, 11/15/2028	680	709
State of Ohio, University Hospital Health, Rev., VRDO, 3.55%, 01/02/2026 (z)	1,500	1,500
State of Ohio, University Hospitals Health, Rev., 4.00%, 01/15/2037	1,000	1,006
State of Ohio, University Hospitals Health System, Series A, Rev., 5.00%, 01/15/2041	1,000	1,000

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Ohio — continued
State of Ohio, University Hospitals Health System, Inc.
Rev., 5.00%, 01/15/2035	6,000	6,821
Rev., 5.00%, 01/15/2036	2,230	2,504
State of Ohio, Unrefunded 2025 Cleveland, Rev., 5.00%, 01/01/2039	375	407
Summit County Development Finance Authority, University of Akron Parking Project, Rev., 5.63%, 12/01/2048	4,645	4,858
Tender Option Bond Trust Receipts/Certificates, Series 2025-BAML-6046, Rev., LOC: Bank of America NA, LIQ: Bank of America NA, 3.35%, 05/01/2065 (e) (z)	20,000	20,000
The Ohio State University, Multiyear Debt Issuance, Rev., 5.00%, 06/01/2035 (w)	11,000	12,920
University of Cincinnati
Series A, Rev., 5.00%, 06/01/2042	3,500	3,762
Series A, Rev., 5.25%, 06/01/2044	3,545	3,808

		370,201

Oklahoma — 0.7%
Creek County Educational Facilities Authority, Sapulpa Public Schools Project, Rev., BAM, 4.13%, 09/01/2048	4,250	4,066
Grand River Dam Authority, Rev., 5.00%, 06/01/2037	1,850	2,063
Oklahoma Capitol Improvement Authority
Rev., 5.00%, 07/01/2043	1,000	1,081
Rev., 5.00%, 07/01/2044	1,250	1,340
Oklahoma City Economic Development Trust, Increment District #8 Project
Rev., 4.00%, 03/01/2032	1,640	1,729
Rev., 4.00%, 03/01/2033	5,000	5,238
Rev., 4.00%, 03/01/2034	4,440	4,620
Oklahoma City Water Utilities Trust, Rev., 5.25%, 07/01/2059	10,000	10,621
Oklahoma Development Finance Authority, Integris, Series A, Rev., 4.00%, 08/15/2038	2,000	1,942
Oklahoma Development Finance Authority, Integris Obligated Group, Rev., VRDO, 3.65%, 01/07/2026 (z)	1,610	1,610
Oklahoma Development Finance Authority, OU Health Project, Series A, Rev., 5.50%, 08/15/2037 (e)	1,110	1,170
Oklahoma Development Finance Authority, OU Medicine Project, Series B, Rev., 5.50%, 08/15/2057	4,000	3,965
Oklahoma Housing Finance Agency
Rev., GNMA/FNMA/FHLMC, 6.25%, 09/01/2055	760	847
Series C, Rev., GNMA/FNMA/FHLMC, 6.50%, 03/01/2057	2,000	2,294

SEE NOTES TO FINANCIAL STATEMENTS.

208	SIX CIRCLES TRUST	DECEMBER 31, 2025

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Oklahoma — continued
Series E, Rev., GNMA/FNMA/FHLMC, 6.25%, 03/01/2057	4,375	4,979
Oklahoma Housing Finance Agency, Home Ownership Loan Program, Rev., GNMA/FNMA/FHLMC, 6.50%, 09/01/2054	2,500	2,795
Oklahoma Municipal Power Authority, Series A, Rev., 5.25%, 01/01/2051	4,000	4,260
Oklahoma Turnpike Authority
Series A, Rev., 3.75%, 01/01/2033	1,000	1,005
Series A, Rev., 5.00%, 01/01/2037	1,665	1,665
Oklahoma Turnpike Authority, Senior Bonds
Series A, Rev., 5.00%, 01/01/2039	2,500	2,840
Series A, Rev., 5.25%, 01/01/2046	5,000	5,393
Series A, Rev., 5.25%, 01/01/2047	3,000	3,226
Series B, Rev., 5.00%, 01/01/2041	1,750	1,948
Oklahoma Water Resources Board
Rev., 4.25%, 10/01/2050	4,200	4,089
Series B, Rev., 5.00%, 10/01/2026	1,255	1,278
Oklahoma Water Resources Board, Drinking Water Program 2019 Master, Rev., 4.00%, 04/01/2048	13,950	13,150
Oklahoma Water Resources Board, State Loan Program, Series C, Rev., 5.00%, 10/01/2046	1,285	1,347
Osage County Industrial Authority, Rev., 5.75%, 09/01/2053	1,000	999
Tulsa County Independent School District No. 1 Tulsa, Series B, GO, 2.00%, 09/01/2026	1,500	1,487
University of Oklahoma, Series A, Rev., BAM, 5.00%, 07/01/2042	1,740	1,875

		94,922

Oregon — 0.9%
Astoria Hospital Facilities Authority, Rev., 5.25%, 08/01/2054	1,340	1,344
City of Portland Sewer System Revenue, Second Lien
Series A, Rev., 5.00%, 12/01/2031	1,335	1,518
Series A, Rev., 5.00%, 10/01/2039	3,500	3,976
Series A, Rev., 5.00%, 10/01/2043	1,125	1,223
City of Portland Water System Revenue, Second Lien, Series A, Rev., 4.00%, 05/01/2039	500	508
Jackson County School District No. 5 Ashland, GO, SCH BD GTY, 5.00%, 06/15/2030	1,000	1,081
Medford Hospital Facilities Authority, Asante Project, Series A, Rev., 4.00%, 08/15/2045	9,740	9,082
Multnomah County School District No. 1 Portland, GO, SCH BD GTY, 5.00%, 06/15/2028	1,850	1,962

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Oregon — continued
Oregon Health & Science University, Series B1, Rev., 5.00%, 07/01/2046 (z)	1,500	1,610
Oregon State Facilities Authority, Samaritan Health Services, Rev., 5.00%, 10/01/2040	1,750	1,796
Oregon State Facilities Authority, Samaritan Health Services Project, Rev., 5.00%, 10/01/2031	1,740	1,745
Oregon State Lottery, Series A, Rev., 5.00%, 04/01/2033	1,000	1,160
Port of Portland Airport Revenue
Series 24B, Rev., AMT, 5.00%, 07/01/2037	1,000	1,012
Series 27A, Rev., AMT, 5.00%, 07/01/2028	1,595	1,679
Series 27A, Rev., AMT, 5.00%, 07/01/2034	1,455	1,563
Series 27A, Rev., AMT, 5.00%, 07/01/2036	1,000	1,061
Port of Portland Airport Revenue, Green Bonds, Rev., AMT, 5.00%, 07/01/2036	500	552
Port of Portland Airport Revenue, Portland International Air, Rev., AMT, 5.00%, 07/01/2035	1,270	1,334
Port of Portland Airport Revenue, Portland International Airport
Rev., AMT, 5.00%, 07/01/2026	1,145	1,156
Rev., AMT, 5.00%, 07/01/2031	2,230	2,381
Series 25B, Rev., AMT, 5.00%, 07/01/2039	1,020	1,056
Port of Portland OR Airport Revenue
Rev., AMT, 5.00%, 07/01/2047	5,000	5,008
Rev., AMT, 5.25%, 07/01/2040	2,000	2,203
Rev., AMT, 5.25%, 07/01/2041	1,895	2,067
Rev., AMT, 5.25%, 07/01/2049	23,500	24,473
Rev., AMT, 5.25%, 07/01/2054	16,250	16,782
RBC Municipal Products Trust, Inc., Series 2025-E, Rev., LOC: Royal Bank of Canada, LIQ: Royal Bank of Canada, 3.35%, 09/01/2026 (e) (z)	12,475	12,475
Salem Hospital Facility Authority, Capital Manor Project
Rev., 4.00%, 05/15/2032	185	188
Rev., 4.00%, 05/15/2040	750	711
Salem Hospital Facility Authority, Salem Health Projects, Series A, Rev., 5.00%, 05/15/2046	3,000	3,005
State of Oregon, GO, 5.25%, 05/01/2042	500	563
State of Oregon Department of Transportation, Subordinate, Series A, Rev., 5.00%, 11/15/2036	9,095	9,742
State of Oregon Housing & Community Services Department, Series C, Rev., 3.00%, 01/01/2052	2,715	2,685

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2025	SIX CIRCLES TRUST	209

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2025 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Oregon — continued
State of Oregon Housing & Community Services Department, Single Family Mortgage Program, Series A, Rev., 3.00%, 07/01/2052	405	400
State of Oregon, Article XI Q, Series F, GO, 5.00%, 05/01/2030	100	101
State of Oregon, Article XI Q State Project, GO, 5.00%, 05/01/2030	405	449
State of Oregon, Article XI-Q State Project, Series A, GO, 5.00%, 05/01/2027	1,220	1,261
State of Oregon, Veterans Welfare Bonds, GO, 5.50%, 12/01/2053	225	241
State of Oregon, Veterans Welfare Bonds Series, GO, 3.00%, 12/01/2051	920	903
Yamhill Clackamas & Washington Counties School District No. 29J Newberg, Series B, GO, SCH BD GTY, 4.00%, 06/15/2039	3,620	3,655

		125,711

Other Territory — 0.1%
FHLMC Multifamily ML Certificates
Rev., 0.00%, 12/25/2036 (z)	1,739	1,744
Rev., 0.00%, 11/25/2038 (z)	11,835	11,152
Rev., 0.00%, 12/25/2038 (z)	3,958	3,494
Rev., 0.00%, 08/25/2040 (z)	3,563	3,603
Series 2021-ML10, Class AUS, Rev., 2.03%, 01/25/2038 (e)	326	262
FHLMC Multifamily VRD Certificates, Series A, Rev., 2.25%, 12/15/2037	935	743

		20,998

Pennsylvania — 4.7%
Adams County General Authority, Rev., 5.00%, 06/01/2039	1,750	1,839
Allegheny County Airport Authority
Series A, Rev., AMT, 4.00%, 01/01/2046	11,800	10,593
Series A, Rev., AMT, 4.00%, 01/01/2056	8,920	7,681
Series B, Rev., 4.00%, 01/01/2039	2,635	2,674
Allegheny County Hospital Development Authority, Health Network Obligations
Rev., 5.00%, 04/01/2033	1,000	1,038
Series A, Rev., 5.00%, 04/01/2047	1,560	1,559
Allegheny County Hospital Development Authority, University of Pittsburgh Medical Center, Rev., 4.00%, 07/15/2037	1,000	1,003
Allegheny County Sanitary Authority, Rev., 5.75%, 06/01/2047	2,250	2,442
Allegheny County, Hospital Development Authority, Pittsburg University Medical Center
Series A, Rev., 4.00%, 07/15/2036	4,795	4,845

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Pennsylvania — continued
Series A, Rev., 5.00%, 07/15/2027	765	791
Allegheny County, Sanitary Authority
Series B, Rev., 4.00%, 06/01/2035	400	417
Series B, Rev., 4.00%, 06/01/2036	675	700
Series B, Rev., 5.00%, 06/01/2030	500	551
Allentown Commercial and Industrial Development Authority, Executive Education Academy, Rev., 5.00%, 07/01/2040 (e)	2,000	2,024
Allentown Neighborhood Improvement Zone Development Authority
Rev., 5.25%, 05/01/2032 (e)	500	513
Rev., 5.50%, 05/01/2032 (e)	1,250	1,352
Allentown Neighborhood Improvement Zone Development Authority, Forward Delivery, Rev., 5.00%, 05/01/2042	1,000	1,035
Allentown Neighborhood Improvement Zone Development Authority, Neuweiler Lofts Project, Rev., 6.25%, 05/01/2042 (e)	2,010	2,030
Allentown Neighborhood Improvement Zone Development Authority, Senior Tax Revenue, Rev., 6.00%, 05/01/2042 (e)	180	189
Berks County Municipal Authority (The)
Rev., 0.00%, 06/30/2044	1,647	1,070
Rev., 5.00%, 06/30/2039	3,054	2,749
Rev., 6.00%, 06/30/2034	243	261
Rev., 7.00%, 06/30/2039	700	564
Rev., 8.00%, 06/30/2034	510	511
Capital Region Water, Water Revenue, Rev., 5.00%, 07/15/2032	1,000	1,058
Chester County Industrial Development Authority, Avon Grove Charter School, Rev., 5.00%, 03/01/2027	185	186
Chester County School Authority, Chester County Intermediate Unit
Rev., BAM, 5.00%, 04/01/2037	1,000	1,092
Rev., BAM, 5.00%, 04/01/2039	1,000	1,085
Rev., BAM, 5.00%, 04/01/2040	1,550	1,676
Rev., BAM, 5.00%, 04/01/2043	1,000	1,060
City of Lancaster, GO, BAM, 5.00%, 11/01/2047	6,665	6,817
City of Philadelphia Airport Revenue
Series A, Rev., 5.00%, 07/01/2047	8,270	8,325
Series B, Rev., AMT, 5.00%, 07/01/2034	5,680	5,810
Series B, Rev., AMT, 5.00%, 07/01/2035	2,235	2,282
Series C, Rev., AMT, 4.00%, 07/01/2050	1,500	1,315
Series C, Rev., AMT, 5.00%, 07/01/2028	10,000	10,506
City of Philadelphia Airport Revenue, Private Activity, Rev., AMT, 4.00%, 07/01/2041	1,100	1,064
City of Philadelphia PA Airport Revenue
Rev., AMT, 5.00%, 07/01/2029	1,435	1,536
Rev., AMT, 5.00%, 07/01/2042	4,440	4,476

SEE NOTES TO FINANCIAL STATEMENTS.

210	SIX CIRCLES TRUST	DECEMBER 31, 2025

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Pennsylvania — continued
Series B, Rev., AMT, 5.25%, 07/01/2042	1,900	2,056
Series B, Rev., AMT, 5.25%, 07/01/2043	2,400	2,571
City of Philadelphia Water & Wastewater Revenue
Series A, Rev., 5.00%, 11/01/2040	2,790	2,971
Series A, Rev., 5.00%, 11/01/2045	7,000	7,246
Series C, Rev., 5.00%, 06/01/2042	4,650	4,975
Commonwealth Financing Authority, Tobacco Master Settlement Payment, Rev., 4.00%, 06/01/2039	37,340	36,772
Commonwealth of Pennsylvania, Series 1, GO, 4.00%, 03/01/2035	3,650	3,725
Commonwealth of Pennsylvania, Bidding Group C First Series, Series 1, GO, 4.00%, 09/01/2040	5,000	5,141
County of Lehigh, Lehigh Valley Health Network, Rev., 5.00%, 07/01/2044	1,350	1,378
County of Lehigh, St. Luke’s Hospital Project, Rev., (SIFMA Municipal Swap Index + 1.10%), 4.42%, 08/15/2038 (aa)	355	350
Cumberland County Municipal Authority, Rev., 5.00%, 05/01/2030	1,000	1,007
Cumberland County Municipal Authority, Unrefunded Diakon Lutheran, Rev., 5.00%, 01/01/2038	2,035	2,036
Delaware Valley Regional Finance Authority
Series A, Rev., AMBAC, 5.50%, 08/01/2028	2,795	2,985
Series C, Rev., (CME Term SOFR 3 Month * 0.67 + 0.75%), 3.47%, 06/01/2037 (aa)	250	236
Doylestown Hospital Authority, Rev., 5.00%, 07/01/2046	11,195	11,223
DuBois Hospital Authority, Penn Highlands Healthcare Bay, Rev., BAM, 4.00%, 07/15/2043	6,450	6,056
Erie Sewer Authority
Rev., BAM, 5.00%, 12/01/2043	1,440	1,506
Rev., BAM, 5.00%, 12/01/2046	2,500	2,563
Geisinger Authority
Rev., 4.00%, 02/15/2039	3,150	3,125
Rev., 4.00%, 02/15/2047	2,500	2,222
Rev., 5.00%, 02/15/2039	2,155	2,186
Geisinger Authority, Geisinger Health System Obligated Group, Rev., 5.00%, 04/01/2050	7,000	7,071
Geisinger Authority, Geisinger Health System Obligation Group, Rev., 4.00%, 04/01/2039	10,500	10,423
Geisinger Authority, Geisinger Health System Se, Rev., 5.00%, 02/15/2045	5,560	5,594

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Pennsylvania — continued
Hospitals & Higher Education Facilities Authority of Philadelphia (The)
Rev., 5.00%, 07/01/2032	1,000	1,017
Rev., 5.00%, 07/01/2033	2,950	2,993
Rev., 5.00%, 07/01/2034	1,000	1,013
Lancaster County Hospital Authority, Auth Masonic Villages Project, Rev., 5.13%, 11/01/2038	1,675	1,820
Lancaster County Hospital Authority, Penn State Health, Rev., 5.00%, 11/01/2037	600	631
Lancaster County Hospital Authority/PA, Rev., 5.00%, 08/15/2046	1,960	1,966
Lancaster Industrial Development Authority, Landis Homes Retirement Community, Rev., 4.00%, 07/01/2056	765	606
Lancaster Municipal Authority, Rev., 5.00%, 05/01/2049	900	888
Lehigh County Industrial Development Authority, PPL Electric Utilities Project, Series A, Rev., 3.00%, 09/01/2029	3,455	3,467
Monroe County Hospital Authority/PA, Rev., 5.10%, 06/15/2039 (e)	4,890	4,926
Monroeville Finance Authority
Series B, Rev., 5.00%, 02/15/2029	1,425	1,517
Series B, Rev., 5.00%, 02/15/2038	1,200	1,291
Series B, Rev., 5.00%, 02/15/2039	2,000	2,142
Montgomery County Higher Education and Health Authority, Thomas Jefferson University, Rev., 4.00%, 05/01/2038	250	249
Montgomery County Higher Education and Health Authority, Thomas Jefferson University Project, Rev., 4.00%, 09/01/2044	1,610	1,443
Montgomery County Industrial Development Authority, ACTS Retirement-Life Communities, Rev., 5.00%, 11/15/2049	5,000	5,006
Montgomery County Industrial Development Authority, Constellation Energy, Rev., 4.10%, 04/01/2053 (z)	8,435	8,652
Montgomery County Industrial Development Authority, Retirement Life Communities
Rev., 5.00%, 11/15/2033	1,500	1,519
Series C, Rev., 5.00%, 11/15/2045	2,780	2,802
New Castle Sanitation Authority, Series A, Rev., 3.00%, 06/01/2029	500	502
Norristown Area School District, GO, 5.00%, 09/01/2026	1,500	1,520
Northampton County General Purpose Authority, Rev., 5.00%, 08/15/2048	1,125	1,131
Northampton County General Purpose Authority, St. Luke’s University Health Network
Rev., 5.00%, 08/15/2046	5,030	5,040
Rev., 5.00%, 08/15/2049	4,000	4,097

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2025	SIX CIRCLES TRUST	211

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2025 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Pennsylvania — continued
Penn Manor School District, Series A, GO, 4.00%, 03/01/2039	3,205	3,207
Pennsylvania Economic Development Financing Authority
Rev., AMT, 3.45%, 04/01/2034 (z)	1,040	1,040
Rev., 4.00%, 05/15/2048	2,055	1,823
Rev., AMT, 4.25%, 07/01/2041 (z)	8,000	8,088
Rev., AMT, 5.00%, 12/31/2038	1,890	1,895
Rev., 5.25%, 12/01/2038 (z)	1,500	1,509
Pennsylvania Economic Development Financing Authority Parking System Revenue, Senior Insured Capitol
Rev., 4.00%, 01/01/2041	1,000	1,002
Rev., 4.00%, 01/01/2042	1,035	1,018
Rev., 4.13%, 01/01/2043	1,070	1,065
Rev., 5.00%, 01/01/2034	2,000	2,176
Pennsylvania Economic Development Financing Authority, Core Natural Resources, Inc., Rev., AMT, 5.45%, 01/01/2051 (e) (z)	500	532
Pennsylvania Economic Development Financing Authority, Covanta Project Sustainable, Rev., AMT, 3.25%, 08/01/2039 (e)	2,515	1,982
Pennsylvania Economic Development Financing Authority, Pennsylvania Bridges Finco LP P3 Project
Rev., AMT, 5.00%, 12/31/2030	3,460	3,479
Rev., AMT, 5.00%, 12/31/2034	10,670	10,718
Rev., AMT, 5.00%, 06/30/2042	1,250	1,252
Pennsylvania Economic Development Financing Authority, Philadelphia Biosolids Facility
Rev., 4.00%, 01/01/2028	1,590	1,610
Rev., 4.00%, 01/01/2029	450	458
Rev., 4.00%, 01/01/2031	800	824
Pennsylvania Economic Development Financing Authority, Republic Services, Inc. Project, Series B1, Rev., AMT, 3.45%, 04/01/2049 (z)	6,540	6,540
Pennsylvania Economic Development Financing Authority, The Penndot Major Bridges
Rev., AMT, 5.00%, 12/31/2057	6,730	6,638
Rev., AMT, 5.25%, 06/30/2035	1,500	1,651
Rev., AMT, 5.50%, 06/30/2042	5,640	6,027
Rev., AMT, 5.75%, 06/30/2048	3,750	3,924
Rev., AMT, 5.75%, 12/31/2062	2,500	2,611
Rev., AMT, 6.00%, 06/30/2061	1,150	1,212
Pennsylvania Economic Development Financing Authority, The PennDOT Major Bridges, Rev., AMT, 5.25%, 06/30/2053	2,000	2,027

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Pennsylvania — continued
Pennsylvania Economic Development Financing Authority, UPMC
Rev., 4.00%, 03/15/2040	4,000	3,915
Series A1, Rev., 4.00%, 04/15/2045	5,440	4,938
Series A, Rev., 4.00%, 02/15/2042	1,330	1,256
Pennsylvania Economic Development Financing Authority, UPMC Obligated Group, Series B, Rev., 5.00%, 03/15/2050	6,000	6,113
Pennsylvania Economic Development Financing Authority, Villanova University Project, Rev., 5.00%, 08/01/2049	2,525	2,645
Pennsylvania Economic Development Financing Authority, Waste Management Project, Rev., 0.95%, 12/01/2033 (z)	2,000	1,949
Pennsylvania Economic Development Financing Authority, Waste Management, Inc., Rev., AMT, 1.10%, 06/01/2031 (z)	2,000	1,955
Pennsylvania Economic Development Financing Authority, Waste Management, Inc. Project
Rev., AMT, 3.40%, 08/01/2045 (z)	3,400	3,401
Rev., AMT, 4.60%, 10/01/2046 (z)	10,000	10,034
Pennsylvania Higher Education Assistance Agency
Rev., AMT, 5.00%, 06/01/2031	1,270	1,349
Series 1A, Rev., AMT, 4.75%, 06/01/2046	1,170	1,155
Series 1A, Rev., AMT, 5.00%, 06/01/2030	700	740
Series 1A, Rev., AMT, 5.00%, 06/01/2031	2,130	2,265
Series 1A, Rev., AMT, 5.00%, 06/01/2032	4,150	4,457
Series 1A, Rev., AMT, 5.00%, 06/01/2033	8,810	9,474
Series 1A, Rev., AMT, 5.00%, 06/01/2034	3,500	3,734
Series A, Rev., AMT, 2.45%, 06/01/2041	75	69
Series A, Rev., AMT, 5.00%, 06/01/2026	95	96
Pennsylvania Higher Education Assistance Agency, Senior
Rev., AMT, 4.13%, 06/01/2045	395	389
Series A, Rev., AMT, 5.00%, 06/01/2028	3,775	3,878
Pennsylvania Higher Educational Facilities Authority
Rev., 4.00%, 08/15/2049	4,000	3,595
Rev., 5.50%, 08/15/2055	2,500	2,712
Pennsylvania Higher Educational Facilities Authority, Trustees University, Series A, Rev., 4.00%, 02/15/2043	1,000	987

SEE NOTES TO FINANCIAL STATEMENTS.

212	SIX CIRCLES TRUST	DECEMBER 31, 2025

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Pennsylvania — continued
Pennsylvania Higher Educational Facilities Authority, University of Pennsylvania Health System
Rev., 5.00%, 08/15/2042	2,500	2,536
Rev., 5.00%, 08/15/2049	3,000	3,056
Pennsylvania Higher Educational Facilities Authority, University Pennsylvania Health System, Series A, Rev., 4.00%, 08/15/2035	1,170	1,181
Pennsylvania Higher Educational Facilities Authority, Unrefunded 2024
Series AT1, Rev., 4.00%, 06/15/2032	2,790	2,795
Series AT1, Rev., 4.00%, 06/15/2035	2,000	2,000
Pennsylvania Housing Finance Agency
Rev., 4.50%, 10/01/2044	5,000	5,021
Rev., 4.60%, 10/01/2044	7,500	7,553
Rev., 6.00%, 10/01/2054	3,700	4,015
Series 124B, Rev., 3.65%, 10/01/2042	1,870	1,766
Series 129, Rev., 3.40%, 10/01/2049	1,400	1,162
Series 133, Rev., 3.00%, 10/01/2050	2,010	1,987
Series 149A, Rev., 6.50%, 10/01/2055	1,875	2,145
Series 150A, Rev., 4.90%, 10/01/2040	7,500	7,884
Pennsylvania Housing Finance Agency, Fairhill Phase I, Rev., HUD, 3.15%, 01/01/2046 (z)	900	902
Pennsylvania Housing Finance Agency, Social Bond
Series A, Rev., 4.85%, 10/01/2043	4,000	4,092
Series A, Rev., 5.50%, 10/01/2053	1,285	1,353
Pennsylvania Housing Finance Agency, Social Bonds, Series 141A, Rev., 5.75%, 10/01/2053	2,445	2,598
Pennsylvania Housing Finance Agency, Sustainable Bond
Series 144A, Rev., 4.45%, 10/01/2044	2,000	2,008
Series 144A, Rev., 6.00%, 10/01/2054	2,395	2,590
Pennsylvania Housing Finance Agency, Sustainable Bonds
Series 151-A, Rev., 6.25%, 10/01/2055	6,000	6,859
Series 2022, Rev., 4.25%, 10/01/2052	1,410	1,431
Pennsylvania Turnpike Commission
Rev., 5.00%, 12/01/2037	2,100	2,426
Rev., 5.00%, 12/01/2043	715	776
Rev., 5.00%, 12/01/2045 (z)	1,440	1,611
Series A1, Rev., 5.00%, 12/01/2027	1,000	1,047
Series A1, Rev., 5.00%, 12/01/2034	1,000	1,040
Series A1, Rev., 5.00%, 12/01/2046	1,000	1,003
Series A, Rev., 4.00%, 12/01/2041	1,250	1,265
Series A, Rev., 5.00%, 12/01/2053	6,380	6,643
Series A, Rev., 5.25%, 12/01/2044	2,500	2,587
Series B1, Rev., 5.25%, 06/01/2047	2,465	2,498
Series B, Rev., 4.00%, 12/01/2039	3,000	3,067
Series B, Rev., 5.00%, 12/01/2026	400	409
Series B, Rev., 5.00%, 12/01/2027	500	524

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Pennsylvania — continued
Series B, Rev., 5.00%, 12/01/2039	1,305	1,439
Series B, Rev., 5.00%, 12/01/2041	1,680	1,877
Series B, Rev., 5.00%, 12/01/2043	460	501
Series B, Rev., 5.25%, 12/01/2047	3,000	3,176
Series C, Rev., 4.00%, 12/01/2040	1,400	1,426
Series C, Rev., 4.00%, 12/01/2042	1,555	1,559
Series C, Rev., 5.00%, 12/01/2027	345	361
Series C, Rev., 5.00%, 12/01/2041	1,560	1,676
Series C, Rev., 5.00%, 12/01/2046	2,110	2,198
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue, Subordinate, Series B, Rev., 5.00%, 12/01/2038	1,500	1,569
Pennsylvania Turnpike Commission, Motor License, Rev., 5.00%, 12/01/2040	1,000	1,029
Pennsylvania Turnpike Commission, Subordinate, Rev., 5.00%, 12/01/2030	1,750	1,829
Pennsylvania Turnpike Commission, Subordinated
Rev., VRDO, LOC: Bank of America NA, 3.32%, 01/07/2026 (z)	5,000	5,000
Series B2, Rev., 5.00%, 06/01/2027	2,480	2,561
Philadelphia Authority for Industrial Development
Rev., 5.00%, 05/01/2033	1,250	1,306
Rev., 5.00%, 06/15/2039 (e)	740	751
Philadelphia Authority for Industrial Development, Children’s Hospital of Philadelphia, Rev., 4.00%, 07/01/2037	2,000	1,997
Philadelphia Authority for Industrial Development, String Theory Charter School, Rev., 5.00%, 06/15/2040 (e)	900	900
Philadelphia Authority for Industrial Development, Thomas Jefferson University
Series A, Rev., 5.00%, 09/01/2032	1,110	1,133
Series A, Rev., 5.00%, 09/01/2035	1,105	1,126
Series A, Rev., 5.00%, 09/01/2047	1,000	1,002
Philadelphia Gas Works Co., Series A, Rev., 4.00%, 08/01/2045	5,000	4,835
Phoenixville Area School District, GO, 4.00%, 11/15/2040	695	701
Pittsburgh School District, GO, BAM, 4.00%, 09/01/2042	2,240	2,226
Pittsburgh Water & Sewer Authority
Series B, Rev., 4.00%, 09/01/2036	500	514
Series B, Rev., 4.00%, 09/01/2038	500	512
Series B, Rev., 4.00%, 09/01/2045	2,250	2,170
Pittsburgh Water & Sewer Authority, First Lien, Series A, Rev., 5.00%, 09/01/2048	1,000	1,037
Ridley School District, GO, BAM, 5.25%, 11/15/2039	4,545	4,840
School District of Philadelphia, Series A, GO, BAM, 4.00%, 09/01/2039	7,500	7,673

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2025	SIX CIRCLES TRUST	213

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2025 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Pennsylvania — continued
School District of Philadelphia (The)
GO, 4.00%, 09/01/2046	2,000	1,858
GO, BAM, 4.00%, 09/01/2046	6,610	6,152
Series A, GO, 5.00%, 09/01/2027	610	632
Series A, GO, 5.00%, 09/01/2031	245	273
Series A, GO, 5.00%, 09/01/2035	3,000	3,133
Series F, GO, 5.00%, 09/01/2035	5,000	5,064
Series F, GO, 5.00%, 09/01/2037	2,000	2,022
School District of Philadelphia (The), Green Bond
Series B, GO, 5.00%, 09/01/2027	895	928
Series B, GO, 5.00%, 09/01/2028	485	514
Series B, GO, 5.00%, 09/01/2029	450	486
Scranton School District, Series E, GO, BAM, 4.00%, 12/01/2037	1,025	1,028
Southeastern Pennsylvania Transportation Authority, Asset Improvement Program
Rev., 5.25%, 06/01/2041	3,000	3,277
Rev., 5.25%, 06/01/2042	1,500	1,622
Rev., 5.25%, 06/01/2047	7,750	8,134
Sports & Exhibition Authority of Pittsburgh and Allegheny County
Rev., 5.00%, 02/01/2027	2,250	2,302
Rev., 5.00%, 02/01/2028	2,590	2,707
State College Area School District, GO, 5.00%, 03/15/2040	2,500	2,501
State Public School Building Authority
Rev., 5.00%, 06/01/2032	4,520	4,592
Rev., 5.00%, 06/01/2033	3,320	3,370
State Public School Building Authority, Northampton County Area Community
Rev., BAM, 4.00%, 03/01/2029	1,000	1,029
Rev., BAM, 4.00%, 03/01/2030	640	658
Rev., BAM, 4.00%, 03/01/2031	500	513
Rev., BAM, 5.00%, 03/01/2027	715	734
Rev., BAM, 5.00%, 03/01/2028	755	788
State Public School Building Authority, Philadelphia Community College, Rev., BAM, 5.00%, 06/15/2028	5,505	5,510
State Public School Building Authority, Philadelphia School District, Rev., 5.00%, 06/01/2030	3,480	3,538
The Pennsylvania State University, Rev., 5.00%, 09/01/2043	1,570	1,707
The School District of Philadelphia, Series A, GO, 5.00%, 09/01/2044	16,500	16,854
Union County Hospital Authority, Evangelical Community Hospital, Rev., 5.00%, 08/01/2048	7,500	7,470
University of Pittsburgh-of the Commonwealth System of Higher Education, Panthers Pitt Asset Notes, Rev., 5.00%, 04/15/2032	5,000	5,693

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Pennsylvania — continued
University of Pittsburgh-of the Commonwealth System of Higher Education, University Capital Project, Rev., 5.00%, 02/15/2036	5,720	6,764
Westmoreland County Industrial Development Authority, Excela Health Project, Series A, Rev., 5.00%, 07/01/2028	1,400	1,448

		675,844

Puerto Rico — 0.5%
Commonwealth of Puerto Rico, Note Claims, 0.00%, 11/01/2051 (z)	9,754	5,706
Commonwealth of Puerto Rico, Restructured
Series A1, GO, 4.00%, 07/01/2033	481	481
Series A1, GO, 5.63%, 07/01/2027	5,045	5,153
Series A1, GO, 5.63%, 07/01/2029	2,000	2,119
Series A1, GO, 5.75%, 07/01/2031	2,008	2,206
Series A, GO, Zero Coupon, 07/01/2033	7,410	5,362
Commonwealth of Puerto Rico, Subordinate, Note Claims, Series CW, 0.00%, 11/01/2043 (z)	15,836	10,135
Commonwealth of Puerto Rico, Subordinated, Note Claims, Series CL, 0.00%, 11/01/2051 (z)	4,180	2,733
Puerto Rico Electric Power Authority
Series AAA, Rev., 5.25%, 07/01/2023 (d)	100	67
Series CCC, Rev., 4.63%, 07/01/2025 (d)	100	67
Series DDD, Rev., 5.00%, 07/01/2020 (d)	570	380
Series NN, Rev., NATL, 4.75%, 07/01/2033	30	29
Series TT, Rev., 5.00%, 07/01/2020 (d)	285	190
Series TT, Rev., 5.00%, 07/01/2021 (d)	100	67
Series TT, Rev., 5.00%, 07/01/2037 (d)	1,200	801
Series XX, Rev., 4.63%, 07/01/2025 (d)	100	67
Series XX, Rev., 4.75%, 07/01/2026 (d)	295	197
Series ZZ, Rev., 4.25%, 07/01/2020 (d)	470	314
Series ZZ, Rev., 5.25%, 07/01/2019 (d)	580	387
Series ZZ, Rev., 5.25%, 07/01/2023 (d)	500	334
Puerto Rico Electric Power Authority, Libor, Series UU, Rev., (CME Term SOFR 3 Month * 0.67 + 0.52%), 3.36%, 07/01/2029 (aa)	365	354
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Restructured
Series A1, Rev., Zero Coupon, 07/01/2031	2,925	2,403
Series A1, Rev., 5.00%, 07/01/2058	21,950	21,132
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue, Restructured
Series A1, Rev., 4.55%, 07/01/2040	1,385	1,385

SEE NOTES TO FINANCIAL STATEMENTS.

214	SIX CIRCLES TRUST	DECEMBER 31, 2025

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Puerto Rico — continued
Series A1, Rev., 4.75%, 07/01/2053	3,000	2,828
Series A2, Rev., 4.33%, 07/01/2040	10,000	9,784
Series A2, Rev., 4.78%, 07/01/2058	2,250	2,101

		76,782

Rhode Island — 0.2%
Rhode Island Health and Educational Building Corp., Rev., 5.25%, 05/15/2054	1,000	1,011
Rhode Island Health and Educational Building Corp., Brown University, Series A, Rev., 4.00%, 09/01/2037	1,000	1,006
Rhode Island Health and Educational Building Corp., Lifespan Health System, Rev., 5.00%, 05/15/2039	5,500	5,508
Rhode Island Housing & Mortgage Finance Corp., Rev., FHA, 3.60%, 10/01/2054 (z)	1,000	1,002
Rhode Island Housing and Mortgage Finance Corp., Series 71, Rev., GNMA COLL, 3.75%, 10/01/2049	180	180
Rhode Island Housing and Mortgage Finance Corp., Homeownership Opportunity
Series 73A, Rev., 0.95%, 04/01/2026	500	496
Series 73A, Rev., 1.10%, 04/01/2027	300	290
Series 73A, Rev., 1.65%, 10/01/2029	715	664
Series 73A, Rev., 3.00%, 10/01/2050	665	656
Rhode Island Housing and Mortgage Finance Corp., Social Bonds, Series 75A, Rev., 3.00%, 10/01/2051	1,630	1,606
Rhode Island Student Loan Authority
Rev., AMT, 3.63%, 12/01/2037	690	681
Rev., AMT, 4.13%, 12/01/2041	915	901
Rev., AMT, 4.13%, 12/01/2043	1,345	1,311
Series A, Rev., AMT, 5.00%, 12/01/2044	3,895	3,923
Rhode Island Student Loan Authority, Senior Bond
Series A, Rev., AMT, 5.00%, 12/01/2029	370	391
Series B, Rev., AMT, 4.13%, 12/01/2043	1,835	1,778
Rhode Island Turnpike & Bridge Authority, Rev., 5.00%, 10/01/2040	1,000	1,002
Tobacco Settlement Financing Corp., Series B, Rev., 4.50%, 06/01/2045	1,945	1,927

		24,333

South Carolina — 1.1%
Charleston County Airport District, Rev., 5.00%, 07/01/2042	1,650	1,794
City of Columbia Waterworks & Sewer System Revenue
Rev., 5.00%, 02/01/2047	2,625	2,745

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

South Carolina — continued
Series B, Rev., 4.00%, 02/01/2041	5,000	5,004
Series B, Rev., 5.00%, 02/01/2036	1,085	1,229
Series B, Rev., 5.00%, 02/01/2037	1,500	1,687
Series B, Rev., 5.00%, 02/01/2038	1,500	1,675
Lexington County Health Services District, Inc., Lexmed Obligated Group
Rev., 4.00%, 11/01/2030	1,000	1,016
Rev., 4.00%, 11/01/2031	1,000	1,014
Medical University Hospital Authority, Indian Land Project
Rev., FHA, 5.25%, 05/15/2043	5,105	5,378
Rev., FHA, 5.25%, 05/15/2044	4,380	4,587
Rev., FHA, 5.25%, 11/15/2050	2,500	2,574
Patriots Energy Group Financing Agency, Series B1, Rev., 5.25%, 02/01/2054 (z)	14,400	15,567
South Carolina Jobs-Economic Development Authority
Rev., 4.50%, 11/01/2054	2,300	2,232
Rev., 5.00%, 02/01/2038	3,975	3,978
Rev., 5.25%, 07/01/2047 (p)	7,480	7,285
Rev., 5.50%, 11/01/2046	2,000	2,155
South Carolina Jobs-Economic Development Authority, American Leadership Academy, Rev., 5.50%, 06/15/2033	9,500	9,401
South Carolina Jobs-Economic Development Authority, Beaufort Memorial Hospital & South of Broad Healthcare Projects, Rev., 5.50%, 11/15/2044	500	514
South Carolina Jobs-Economic Development Authority, McLeod Health Projects, Rev., 5.00%, 11/01/2048	1,000	1,011
South Carolina Jobs-Economic Development Authority, Prisma Health Obligated Group, Series A, Rev., 5.00%, 05/01/2030	1,500	1,574
South Carolina Jobs-Economic Development Authority, Prisma Health Obligation Group, Rev., 5.00%, 05/01/2043	2,000	2,032
South Carolina Jobs-Economic Development Authority, Rolling Green Village Project, Rev., 5.75%, 12/01/2060 (e)	1,585	1,567
South Carolina Ports Authority
Rev., AMT, 5.00%, 07/01/2043	5,680	5,748
Rev., AMT, 5.00%, 07/01/2055	2,000	2,003
South Carolina Public Service Authority
Rev., 5.00%, 12/01/2037	3,250	3,678
Rev., 5.00%, 12/01/2039	4,000	4,309
Rev., 5.00%, 12/01/2042	3,250	3,519
Rev., 5.00%, 12/01/2043	2,800	2,976
Series A, Rev., 4.00%, 12/01/2033	1,000	1,029
Series A, Rev., 4.00%, 12/01/2034	2,000	2,050
Series A, Rev., 4.00%, 12/01/2037	2,000	2,027
Series A, Rev., 4.00%, 12/01/2038	520	524
Series A, Rev., 5.00%, 12/01/2027	1,525	1,593
Series A, Rev., 5.00%, 12/01/2029	85	92

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2025	SIX CIRCLES TRUST	215

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2025 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
South Carolina — continued
Series A, Rev., 5.00%, 12/01/2031	4,500	4,961
Series A, Rev., 5.00%, 12/01/2032	1,000	1,095
Series A, Rev., 5.00%, 12/01/2037	2,025	2,283
Series A, Rev., 5.00%, 12/01/2043	1,500	1,599
Series A, Rev., 5.25%, 12/01/2050	3,000	3,153
Series B, Rev., 5.00%, 12/01/2036	2,200	2,502
Series B, Rev., 5.00%, 12/01/2040	1,000	1,053
Series B, Rev., 5.00%, 12/01/2041	2,000	2,017
South Carolina Public Service Authority, Bond Exchange, Series A, Rev., 5.00%, 12/01/2050	4,290	4,290
South Carolina Public Service Authority, Obligations, Series C, Rev., 5.00%, 12/01/2027	1,600	1,632
South Carolina Public Service Authority, Unrefunded Obligations, Series E, Rev., 5.25%, 12/01/2055	7,000	7,002
South Carolina State Housing Finance & Development Authority
Rev., 6.00%, 01/01/2055	3,255	3,600
Series A, Rev., 3.00%, 01/01/2052	465	459
Series A, Rev., 4.00%, 01/01/2052	615	620
Series A, Rev., GNMA/FNMA/FHLMC, 6.50%, 07/01/2055	3,290	3,733
Series B, Rev., 3.25%, 01/01/2052	3,850	3,825
South Carolina State Housing Finance & Development Authority, Seneca Mill Lofts Apartments Project, Rev., 3.25%, 01/01/2046 (z)	4,120	4,134
South Carolina Transportation Infrastructure Bank, Rev., 5.00%, 10/01/2039	5,000	5,138

		158,663

South Dakota — 0.2%
County of Lincoln, GO, 5.00%, 12/01/2048	3,000	3,109
County of Lincoln, Augustana College Association, Rev., 4.00%, 08/01/2041	250	227
South Dakota Health & Educational Facilities Authority
Rev., 5.00%, 11/01/2045	2,525	2,531
Rev., 5.00%, 07/01/2046	2,000	2,013
South Dakota Health & Educational Facilities Authority, Avera Health, Series A, Rev., 5.25%, 07/01/2054	10,000	10,498
South Dakota Housing Development Authority
Rev., GNMA/FNMA/FHLMC, 6.25%, 11/01/2055	3,180	3,560
Series A, Rev., GNMA/FNMA/FHLMC, 6.50%, 11/01/2055	1,035	1,177
Series C, Rev., GNMA/FNMA/FHLMC, 3.50%, 05/01/2051	580	579
Series G, Rev., GNMA/FNMA/FHLMC, 6.25%, 05/01/2055	3,945	4,270

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

South Dakota — continued
South Dakota Housing Development Authority, Homeownership Mortgage, Series B, Rev., 3.00%, 11/01/2051	1,760	1,735

		29,699

Tennessee — 1.1%
Chattanooga Health Educational & Housing Facility Board, Commonspirit Health
Series A1, Rev., 5.00%, 08/01/2028	305	320
Series A, Rev., 5.00%, 08/01/2044	1,000	1,013
City of Clarksville Water Sewer & Gas Revenue, Rev., 5.00%, 02/01/2041 (p)	965	967
City of Memphis Storm Water System Revenue, Rev., 5.00%, 10/01/2044	3,365	3,419
City of Memphis TN Memphis Light Gas & Water Division Electric System Revenue
Rev., 5.00%, 12/01/2031	600	679
Rev., 5.00%, 12/01/2032	850	974
Series A, Rev., 4.00%, 12/01/2050	1,225	1,121
Cleveland Health & Educational Facilities Board, Rev., 5.25%, 08/15/2054	14,700	15,454
County of Coffee, GO, 5.00%, 06/01/2026	250	252
County of Rutherford TN, GO, 3.00%, 04/01/2033	6,625	6,582
Johnson City Health & Educational Facilities Board, Tapestry at Roan Hill, Rev., HUD, 3.60%, 12/01/2027 (z)	3,000	3,017
Knox County Health Educational & Housing Facility Board, University of Tennessee Project
Series A1, Rev., BAM, 5.00%, 07/01/2039	500	540
Series A1, Rev., BAM, 5.25%, 07/01/2049	1,365	1,415
Knoxville’s Community Development Corp., Willow Place Project, Rev., HUD, 3.75%, 12/01/2027 (z)	2,400	2,405
Memphis-Shelby County Airport Authority
Rev., AMT, 5.00%, 07/01/2032	270	280
Rev., AMT, 5.00%, 07/01/2043	2,055	2,075
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, Belmont University, Rev., 5.25%, 05/01/2048	1,250	1,289
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, HV Land Co. Apartments, Rev., 3.35%, 06/01/2044 (z)	1,550	1,550
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, Parkwood Villa Apartments, Rev., 3.15%, 12/01/2042 (z)	1,000	1,002

SEE NOTES TO FINANCIAL STATEMENTS.

216	SIX CIRCLES TRUST	DECEMBER 31, 2025

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Tennessee — continued
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, Vanderbilt University Medical Center, Rev., 5.00%, 07/01/2046	1,285	1,286
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Bond, Vanderbilt University Medical Center, Series A, Rev., 5.00%, 07/01/2040	7,555	7,596
Metropolitan Government Nashville & Davidson County Sports Authority, Series A, Rev., 5.25%, 07/01/2053	4,000	4,165
Metropolitan Government Nashville & Davidson County Sports Authority, Stadium Project Senior Lien, Series A, Rev., 5.25%, 07/01/2048	2,925	3,071
Metropolitan Government of Nashville & Davidson County Electric Revenue, Series A, Rev., 5.00%, 05/15/2043	1,500	1,625
Metropolitan Government of Nashville & Davidson County TN Water & Sewer Revenue, Rev., 5.00%, 07/01/2039	2,045	2,313
Metropolitan Knoxville Airport Authority, Series A, Rev., 5.25%, 06/01/2054	4,235	4,441
Metropolitan Nashville Airport Authority (The)
Series B, Rev., AMT, 5.00%, 07/01/2026	70	71
Series B, Rev., AMT, 5.00%, 07/01/2027	170	175
Series B, Rev., AMT, 5.25%, 07/01/2033	270	303
Series B, Rev., AMT, 5.25%, 07/01/2047	3,500	3,618
Series B, Rev., AMT, 5.50%, 07/01/2038	1,625	1,803
Rutherford County Health & Educational Facilities Board, Ascension Senior Credit, Rev., 5.00%, 11/15/2048 (z)	5,685	6,216
State of Tennessee, GO, 5.00%, 05/01/2041	7,470	8,187
Tennergy Corp., Series A, Rev., 4.00%, 12/01/2051 (z)	5,500	5,593
Tennergy Corp., Gas Supply Bonds, Series A, Rev., 5.50%, 10/01/2053 (z)	5,000	5,363
Tennessee Energy Acquisition Corp.
Rev., 5.00%, 05/01/2052 (z)	18,000	19,229
Series A, Rev., 5.00%, 12/01/2035	28,305	30,436
Tennessee Energy Acquisition Corp., Gas Project, Series A1, Rev., 5.00%, 05/01/2053 (z)	9,000	9,253
Tennessee Housing Development Agency, Series 2A, Rev., 6.00%, 01/01/2056	1,295	1,450

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Tennessee — continued
Tennessee Housing Development Agency, Sustainable Bonds, Series 1A, Rev., 4.50%, 07/01/2044	1,220	1,227
Williamson County Industrial Development Board, Wood Duck Court Apartments, Rev., HUD, 5.00%, 05/01/2042 (z)	1,460	1,484

		163,259

Texas — 11.1%
Alamo Community College District
GO, 5.00%, 08/15/2042	2,505	2,713
GO, 5.00%, 08/15/2045	6,740	7,127
Alief Independent School District, GO, PSF-GTD, 2.00%, 02/15/2038	1,890	1,502
Allen Independent School District, GO, PSF-GTD, 4.38%, 02/15/2050	2,600	2,591
Anson Education Facilities Corp., Arlington Classics Academy, Rev., 5.00%, 08/15/2045	1,370	1,332
Arlington Higher Education Finance Corp.
Rev., 4.88%, 06/15/2054 (e)	1,050	946
Rev., 5.00%, 06/15/2035 (e)	2,500	2,634
Series A, Rev., PSF-GTD, 4.00%, 08/15/2026	265	267
Series A, Rev., PSF-GTD, 4.00%, 08/15/2030	425	440
Series A, Rev., PSF-GTD, 5.00%, 08/15/2031	555	619
Arlington Higher Education Finance Corp., Legacy Traditional Schools
Rev., 4.13%, 02/15/2041	815	667
Rev., 6.00%, 02/15/2042 (e)	250	247
Austin Community College District
GO, 5.00%, 08/01/2048	3,500	3,646
GO, 5.25%, 08/01/2053	1,500	1,579
Austin Convention Enterprises, Inc., First Tier Convention Center, Rev., 5.00%, 01/01/2033	1,125	1,133
Austin Independent School District
GO, 5.00%, 08/01/2026	1,000	1,014
GO, 5.00%, 08/01/2038	500	551
Barbers Hill Independent School District
GO, PSF-GTD, 5.00%, 02/15/2032	500	567
GO, PSF-GTD, 5.00%, 02/15/2035	3,000	3,338
Bastrop Independent School District, GO, PSF-GTD, 5.00%, 02/15/2040	2,000	2,183
Beaumont Independent School District
GO, PSF-GTD, 3.00%, 02/15/2033	2,500	2,500
GO, PSF-GTD, 5.00%, 02/15/2028	1,535	1,539
Bells Independent School District, GO, PSF-GTD, 4.25%, 02/15/2053	2,310	2,227
Bexar County Hospital District, Certificates Obligation
GO, 4.00%, 02/15/2039	1,090	1,101
GO, 5.00%, 02/15/2043	2,750	2,911

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2025	SIX CIRCLES TRUST	217

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2025 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Texas — continued
Bexar County Hospital District, Certificates of Obligation
GO, 5.00%, 02/15/2036	370	409
GO, 5.00%, 02/15/2037	230	252
Board of Regents of the University of Texas System
Series A, Rev., 5.00%, 08/15/2030	1,000	1,109
Series E, Rev., 5.00%, 08/15/2027	1,000	1,041
Boerne Independent School District, GO, PSF-GTD, 3.13%, 02/01/2053 (z)	1,735	1,738
Brazoria County Municipal Utility District No. 40
GO, 4.00%, 09/01/2038	685	685
GO, 4.13%, 09/01/2039	720	721
Brazoria County Toll Road Authority, Subordinated Lien, Series A, Rev., CNTY GTD, 5.00%, 03/01/2033	1,670	1,713
Brazos Higher Education Authority, Inc.
Rev., AMT, 4.00%, 04/01/2045	2,110	1,920
Series 1A, Rev., AMT, 4.50%, 04/01/2046	7,320	7,453
Brazosport Independent School District, GO, PSF-GTD, 5.00%, 02/15/2030	1,925	2,069
Capital Area Housing Finance Corp., Redwood Apartments, Rev., 3.20%, 01/01/2041 (z)	2,395	2,395
Carrollton-Farmers Branch Independent School District
GO, PSF-GTD, 4.00%, 02/15/2053	5,000	4,604
GO, PSF-GTD, 5.00%, 02/15/2026	2,500	2,507
Castleberry Independent School District, GO, PSF-GTD, 5.00%, 02/15/2041	700	767
Celina Independent School District, GO, PSF-GTD, 5.00%, 02/15/2031	500	558
Central Texas Regional Mobility Authority
Rev., 5.00%, 01/01/2037	1,285	1,369
Series B, Rev., 4.00%, 01/01/2040	800	804
Series B, Rev., 4.00%, 01/01/2051	1,250	1,119
Series B, Rev., 5.00%, 01/01/2037	1,000	1,081
Series B, Rev., 5.00%, 01/01/2046	7,800	8,014
Series C, Rev., BAN, 5.00%, 01/01/2027	2,000	2,006
Central Texas Regional Mobility Authority, Senior Lien
Series A, Rev., 5.00%, 01/01/2032	2,750	3,104
Series B, Rev., 4.00%, 01/01/2039	600	607
Series B, Rev., 4.00%, 01/01/2040	500	502
Series B, Rev., 5.00%, 01/01/2045	3,595	3,685
Series D, Rev., 5.00%, 01/01/2033	480	533
Series E, Rev., 5.00%, 01/01/2045	2,665	2,731
Central Texas Regional Mobility Authority, Subordinated Lien
Series B, Rev., 5.00%, 01/01/2037	1,000	1,139
Series B, Rev., 5.00%, 01/01/2038	1,000	1,129

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Texas — continued
Central Texas Turnpike System
Rev., 5.00%, 08/15/2037	10,000	11,260
Rev., 5.00%, 08/15/2038	7,690	8,611
Rev., 5.00%, 08/15/2040	2,500	2,750
Chapel Hill Independent School District/Smith County, GO, PSF-GTD, 5.00%, 02/15/2039	700	775
City Austin, Certificates Obligation
GO, 5.00%, 09/01/2032	1,750	1,928
GO, 5.00%, 09/01/2033	1,100	1,208
GO, 5.00%, 09/01/2034	1,750	1,916
City of Arlington TX Water & Wastewater System Revenue
Rev., 5.00%, 06/01/2037	1,445	1,631
Rev., 5.00%, 06/01/2039	1,445	1,610
City of Arlington, Tax, Increment Reinvestment Zone, Tax Allocation, 4.00%, 08/15/2041	1,000	897
City of Austin
GO, 5.00%, 09/01/2039	2,675	3,038
GO, 5.00%, 09/01/2040	1,000	1,125
GO, 5.00%, 09/01/2041	2,430	2,709
City of Austin Airport System Revenue
Rev., AMT, 5.00%, 11/15/2041	1,500	1,606
Rev., AMT, 5.00%, 11/15/2042	1,585	1,677
Rev., AMT, 5.00%, 11/15/2043	3,500	3,665
Rev., AMT, 5.00%, 11/15/2044	2,500	2,595
City of Austin Electric Utility Revenue
Rev., 5.00%, 11/15/2048	6,210	6,467
Series A, Rev., 5.00%, 11/15/2031	1,595	1,595
City of Austin TX Water & Wastewater System Revenue, Rev., 5.00%, 11/15/2041	6,500	7,172
City of Austin Water & Wastewater System Revenue
Rev., 4.00%, 11/15/2036	185	190
Rev., 4.00%, 11/15/2041	1,510	1,523
Rev., 5.00%, 11/15/2041	7,000	7,068
Series C, Rev., 5.00%, 11/15/2032	1,000	1,107
City of Austin, Airport System Revenue
Rev., AMT, 5.00%, 11/15/2029	1,400	1,497
Rev., AMT, 5.00%, 11/15/2040	1,500	1,584
Series B, Rev., AMT, 5.00%, 11/15/2030	1,000	1,072
Series B, Rev., AMT, 5.00%, 11/15/2033	1,130	1,143
Series B, Rev., AMT, 5.00%, 11/15/2036	3,335	3,416
Series B, Rev., AMT, 5.00%, 11/15/2044	1,335	1,350
City of Austin, Electric Utility Revenue
Series A, Rev., 5.00%, 11/15/2038	1,265	1,265
Series B, Rev., 5.00%, 11/15/2037	1,505	1,598

SEE NOTES TO FINANCIAL STATEMENTS.

218	SIX CIRCLES TRUST	DECEMBER 31, 2025

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Texas — continued
Series B, Rev., 5.00%, 11/15/2038	1,340	1,418
City of Austin, Public Improvement
GO, 5.00%, 09/01/2033	5,000	5,771
GO, 5.00%, 09/01/2034	2,800	3,263
City of Austin, Refunding & Public Improvement, GO, 5.00%, 09/01/2033	620	681
City of Beaumont TX Waterworks & Sewer System Revenue, Rev., BAM, 5.00%, 09/01/2049	2,000	2,062
City of Celina TX
Special Assessment, BAM, 5.00%, 09/01/2040	1,200	1,260
Special Assessment, 5.25%, 09/01/2046 (e)	1,120	1,121
City of Celina, Mosaic Public Improvement District Special Assessment, 5.13%, 09/01/2044 (e)	2,150	2,190
City of Corpus Christi TX Utility System Revenue
Rev., 5.00%, 07/15/2041	2,110	2,307
Rev., 5.00%, 07/15/2042	2,750	2,972
City of Corpus Christi, Utility System Revenue
Rev., 5.00%, 07/15/2028	1,885	1,993
Rev., 5.00%, 07/15/2039	1,000	1,094
City of Dallas Housing Finance Corp., Rev., FHA, 5.00%, 08/01/2027 (z)	350	354
City of Dallas Housing Finance Corp., Estates at Ferguson, Rev., 5.00%, 07/01/2042 (z)	1,010	1,030
City of Dallas TX, GO, 4.00%, 02/15/2043	6,000	5,899
City of Dallas Waterworks & Sewer System Revenue
Series A, Rev., 5.00%, 10/01/2032	1,250	1,270
Series A, Rev., 5.00%, 10/01/2047	5,000	5,271
Series C, Rev., 4.00%, 10/01/2031	1,500	1,547
City of Dallas, Fair Park Venue Project Senior, Special Tax, 6.25%, 08/15/2053 (e) (z)	3,400	3,402
City of Dallas, Waterworks & Sewer System Revenue
Series C, Rev., 4.00%, 10/01/2039	7,470	7,573
Series C, Rev., 4.00%, 10/01/2040	1,000	1,010
Series C, Rev., 5.00%, 10/01/2029	1,125	1,226
City of Denton, GO, 2.00%, 02/15/2032	1,345	1,255
City of Denton, Certificates Obligation
GO, 2.00%, 02/15/2034	2,565	2,310
GO, 2.00%, 02/15/2035	2,625	2,318
City of Eagle Pass, Certificates Obligation
GO, 4.00%, 03/01/2039	500	506
GO, 4.00%, 03/01/2041	680	680
City of El Paso TX
GO, BAM, 4.00%, 08/15/2042 (p)	10,900	10,796
City of Fort Worth, GO, 4.00%, 03/01/2030	1,150	1,198

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Texas — continued
City of Fort Worth TX Water & Sewer System Revenue
Rev., 5.00%, 02/15/2037	2,305	2,566
Rev., 5.00%, 02/15/2038	1,390	1,539
Rev., 5.00%, 02/15/2041	710	768
City of Galveston TX Wharves & Terminal Revenue
Rev., AMT, 5.25%, 08/01/2039	750	803
Rev., AMT, 5.50%, 08/01/2041	1,050	1,129
Rev., AMT, 5.50%, 08/01/2042	700	748
Rev., AMT, 5.50%, 08/01/2043	1,100	1,165
Rev., AMT, 5.50%, 08/01/2044	700	736
City of Haslet, Improvement Area Second Project, Special Assessment, 3.25%, 09/01/2031 (e)	500	457
City of Houston Airport System Revenue
Series B, Rev., AMT, 5.25%, 07/15/2033	3,000	3,219
Series C, Rev., AMT, 5.00%, 07/01/2028	470	493
City of Houston Airport System Revenue, Subordinated Lien
Series A, Rev., AMT, 4.00%, 07/01/2035	1,000	1,017
Series A, Rev., AMT, 4.00%, 07/01/2040	3,570	3,464
Series A, Rev., AMT, 5.00%, 07/01/2028	1,440	1,511
Series A, Rev., AMT, 5.00%, 07/01/2029	1,580	1,688
Series A, Rev., AMT, 5.00%, 07/01/2034	2,500	2,673
Series A, Rev., AMT, 5.00%, 07/01/2037	2,000	2,171
Series B, Rev., 5.00%, 07/01/2026	1,000	1,011
Series B, Rev., 5.00%, 07/01/2027	995	1,030
City of Houston Airport System Revenue, United Airlines, Inc.
Series B, Rev., AMT, 5.50%, 07/15/2037	8,565	9,309
Series B, Rev., AMT, 5.50%, 07/15/2039	2,000	2,146
City of Houston Airport System Revenue, United Airlines, Inc. Terminal
Rev., AMT, 4.00%, 07/15/2041	4,365	3,966
Rev., AMT, 5.25%, 07/15/2033	6,000	6,437
Rev., AMT, 5.25%, 07/15/2034	4,000	4,304
Rev., AMT, 5.50%, 07/15/2035	6,240	6,810
City of Houston Combined Utility System Revenue, First Lien, Series A, Rev., 4.00%, 11/15/2033	1,200	1,256
City of Houston Hotel Occupancy Tax & Special Revenue, Convention & Entertainment, Rev., 4.00%, 09/01/2029	280	293

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2025	SIX CIRCLES TRUST	219

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2025 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Texas — continued
City of Houston TX, GO, 5.25%, 03/01/2049	16,000	17,020
City of Houston TX Airport System Revenue
Series A, Rev., AMT, 5.25%, 07/01/2040	2,850	3,130
Series A, Rev., AMT, 5.50%, 07/01/2043	2,500	2,726
City of Houston, Airport System Revenue, Special Facilities, United Airlines, Inc., Rev., AMT, 5.00%, 07/15/2028	600	616
City of Houston, Combined Utility System Revenue, First Lien
Series A, Rev., 5.00%, 11/15/2029	1,100	1,200
Series C, Rev., 5.00%, 11/15/2029	3,100	3,383
City of Hutto TX
GO, BAM, 4.13%, 08/01/2049	2,500	2,373
GO, BAM, 5.00%, 08/01/2043	1,220	1,301
City of Justin, Timberbrook Public Improvement, Special Assessment, 3.00%, 09/01/2031 (e)	315	295
City of Lavon, Elevon Public Improvement District, Special Assessment, 5.00%, 09/15/2044 (e)	500	503
City of Lubbock Electric Light & Power System Revenue
Rev., 5.00%, 04/15/2026	800	805
Rev., 5.00%, 04/15/2027	785	809
Rev., 5.00%, 04/15/2035	1,345	1,515
Rev., 5.00%, 04/15/2038	1,045	1,154
Rev., 5.00%, 04/15/2040	1,200	1,302
City of McKinney Waterworks & Sewer System Revenue, Rev., 5.00%, 03/15/2026	350	352
City of Mesquite, Solterra Public Improvement District Improvement, Special Assessment, 5.50%, 09/01/2045 (e)	750	751
City of Palestine, Certificates Obligation, GO, 4.00%, 02/15/2046	5,000	4,696
City of Pflugerville, Certificates of Obligation, GO, 4.00%, 08/01/2049	2,750	2,530
City of Plano, GO, 4.00%, 09/01/2043	1,000	992
City of Round Rock TX, GO, 4.13%, 08/15/2046	3,210	3,113
City of San Antonio
GO, 5.00%, 02/01/2042	2,380	2,597
GO, 5.00%, 02/01/2044	2,250	2,415
City of San Antonio Electric & Gas Systems Revenue
Rev., 4.00%, 02/01/2030	1,660	1,750
Rev., 5.00%, 02/01/2033	1,795	1,837
Rev., 5.00%, 02/01/2035	1,650	1,686
Series B, Rev., 5.00%, 02/01/2038	4,000	4,582

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Texas — continued
Series B, Rev., 5.25%, 02/01/2040	3,000	3,338
Series B, Rev., 5.25%, 02/01/2049	5,000	5,317
City of San Antonio Electric & Gas Systems Revenue, Junior Lien
Rev., 4.00%, 02/01/2037	1,000	1,027
Series A, Rev., 3.08%, 02/01/2055 (z)	17,930	17,990
Series A, Rev., 5.00%, 02/01/2035	2,200	2,403
Series D, Rev., 1.13%, 12/01/2045 (z)	6,510	6,375
City of San Antonio TX Electric & Gas Systems Revenue
Rev., 5.00%, 02/01/2036	1,680	1,927
Rev., 5.00%, 02/01/2040	1,000	1,105
Rev., 5.25%, 02/01/2044	1,660	1,799
Rev., 5.25%, 02/01/2049	4,000	4,253
City of San Antonio, Electric & Gas Systems Revenue
Rev., 4.00%, 02/01/2027	2,000	2,032
Series D, Rev., 5.25%, 02/01/2054	4,500	4,770
City of Sugar Land TX, GO, 5.00%, 02/15/2037	1,060	1,197
City of Texas City TX, GO, 5.00%, 02/15/2045	10,455	10,933
City of Waco TX, GO, 5.00%, 02/01/2049	3,000	3,144
Clear Creek Independent School District
GO, PSF-GTD, 5.00%, 02/15/2044	2,875	3,073
Series A, GO, PSF-GTD, 5.00%, 02/15/2033	760	873
Cleburne Independent School District
GO, PSF-GTD, 5.00%, 02/15/2036 (p)	1,065	1,067
Clifton Higher Education Finance Corp.
Rev., PSF-GTD, 4.00%, 08/15/2044	4,045	3,875
Rev., PSF-GTD, 4.00%, 02/15/2055 (z)	7,000	7,311
Rev., PSF-GTD, 5.00%, 08/15/2035	1,300	1,435
Rev., PSF-GTD, 5.00%, 08/15/2037	500	546
Rev., PSF-GTD, 5.00%, 08/15/2038	2,905	3,205
Rev., PSF-GTD, 5.00%, 08/15/2041	2,550	2,763
Rev., PSF-GTD, 5.00%, 08/15/2042	625	671
Rev., PSF-GTD, 5.00%, 08/15/2044	2,270	2,394
Rev., PSF-GTD, 5.25%, 02/15/2043	3,900	4,187
Rev., PSF-GTD, 5.25%, 02/15/2044	2,000	2,130
Clifton Higher Education Finance Corp., Idea Public School
Rev., PSF-GTD, 5.00%, 08/15/2026	1,840	1,865
Series A, Rev., 4.00%, 08/15/2035	415	421
Series A, Rev., 4.00%, 08/15/2047	1,300	1,154
Series T, Rev., PSF-GTD, 4.00%, 08/15/2036	700	726
Series T, Rev., PSF-GTD, 4.00%, 08/15/2047	1,175	1,089
Series T, Rev., PSF-GTD, 5.00%, 08/15/2026	55	56
Series T, Rev., PSF-GTD, 5.00%, 08/15/2027	30	31

SEE NOTES TO FINANCIAL STATEMENTS.

220	SIX CIRCLES TRUST	DECEMBER 31, 2025

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Texas — continued
Series T, Rev., PSF-GTD, 5.00%, 08/15/2028	40	42
Series T, Rev., PSF-GTD, 5.00%, 08/15/2030	215	236
Clifton Higher Education Finance Corp., International Leadership of Texas
Rev., PSF-GTD, 5.25%, 02/15/2045	1,000	1,059
Rev., PSF-GTD, 5.25%, 02/15/2049	2,000	2,084
Clifton Higher Education Finance Corp., International Leadership of Texas, Inc., Rev., PSF-GTD, 5.00%, 08/15/2028	900	949
Collin County Community College District, Series A, GO, 4.00%, 08/15/2035	1,600	1,637
Comal Independent School District, GO, PSF-GTD, 5.00%, 02/01/2042	750	820
Conroe Independent School District, GO, PSF-GTD, 5.00%, 02/15/2038	3,800	4,333
Cotulla Independent School District, GO, PSF-GTD, 5.00%, 02/15/2028	1,250	1,311
County of Bexar
GO, 4.00%, 06/15/2040	11,085	11,087
GO, 5.00%, 06/15/2043 (p)	2,000	2,021
County of Bexar TX, GO, 4.00%, 06/15/2038	2,205	2,232
County of Collin, GO, 5.00%, 02/15/2029	2,000	2,145
County of Dallas, Certificates of Obligation, GO, 5.00%, 08/15/2041	2,550	2,762
County of Denton, GO, 5.00%, 07/15/2027	1,000	1,037
County of Denton TX, GO, 4.00%, 07/15/2043	2,800	2,760
County of El Paso, Series A, GO, 5.00%, 02/15/2027	1,430	1,434
County of Harris, Series A, GO, 5.00%, 10/01/2029	1,150	1,251
County of Harris, Subordinate, Series A, GO, 5.00%, 08/15/2026	1,750	1,777
County of Nueces, GO, 5.00%, 02/15/2029	460	492
Crowley Independent School District
GO, PSF-GTD, 5.00%, 02/01/2043	5,000	5,412
GO, PSF-GTD, 5.00%, 02/01/2044	2,750	2,952
GO, PSF-GTD, 5.00%, 02/01/2045	2,630	2,815
Cypress-Fairbanks Independent School District
Series B, GO, PSF-GTD, 5.00%, 02/15/2037	2,000	2,273
Series B, GO, PSF-GTD, 5.00%, 02/15/2038	1,330	1,501
Dallas Area Rapid Transit, Senior Lien
Rev., 5.00%, 12/01/2032	1,000	1,083
Series B, Rev., 4.00%, 12/01/2051	2,000	1,799
Dallas Fort Worth International Airport
Series B, Rev., 5.00%, 11/01/2050	4,000	4,129
Series C, Rev., AMT, 5.00%, 11/01/2030	5,000	5,429

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Texas — continued
Dallas Independent School District, Series B, GO, PSF-GTD, 3.00%, 02/15/2034	1,370	1,351
Dallas Metrocare Services, Rev., 5.25%, 11/01/2050	2,250	2,352
Del Valle Independent School District
GO, PSF-GTD, 4.00%, 06/15/2031	3,085	3,253
GO, PSF-GTD, 4.00%, 06/15/2032	3,405	3,582
GO, PSF-GTD, 4.00%, 06/15/2033	5,740	6,012
GO, PSF-GTD, 4.00%, 06/15/2034	3,280	3,418
Denton Independent School District
GO, PSF-GTD, 5.00%, 08/15/2027	600	623
GO, PSF-GTD, 5.00%, 08/15/2034	950	1,090
GO, PSF-GTD, 5.00%, 08/15/2038	5,000	5,702
GO, PSF-GTD, 5.00%, 08/15/2042	2,000	2,151
Series B1, GO, PSF-GTD, 4.00%, 08/15/2055 (z)	5,000	5,165
Series B2, GO, PSF-GTD, 4.00%, 08/15/2055 (z)	1,000	1,058
Series C, GO, PSF-GTD, 5.00%, 08/15/2031	1,335	1,505
Eagle Mountain and Saginaw Independent School District, GO, PSF-GTD, 5.00%, 08/15/2043	3,070	3,319
East Montgomery County Improvement District, Sales Tax Revenue, Rev., 5.00%, 08/15/2041	500	537
El Paso County Hospital District
GO, 5.00%, 02/15/2034	3,205	3,624
GO, 5.00%, 02/15/2035	1,800	2,048
Flour Bluff Independent School District
GO, PSF-GTD, 5.00%, 08/15/2041	2,000	2,180
GO, PSF-GTD, 5.00%, 08/15/2042	3,200	3,449
GO, PSF-GTD, 5.00%, 08/15/2043	1,800	1,924
Forney Independent School District
GO, PSF-GTD, 5.00%, 08/15/2040	600	652
GO, PSF-GTD, 5.00%, 08/15/2043	2,075	2,203
GO, PSF-GTD, 5.25%, 08/15/2041	500	564
Series A, GO, PSF-GTD, 3.00%, 08/15/2037	3,585	3,428
Series A, GO, PSF-GTD, 3.00%, 08/15/2038	4,950	4,660
Fort Bend Grand Parkway Toll Road Authority
Series A, Rev., CNTY GTD, 5.00%, 03/01/2026	750	753
Series A, Rev., CNTY GTD, 5.00%, 03/01/2027	285	293
Series A, Rev., CNTY GTD, 5.00%, 03/01/2029	390	418
Series A, Rev., CNTY GTD, 5.00%, 03/01/2030	1,000	1,093
Fort Bend Independent School District, Series B, GO, PSF-GTD, 0.72%, 08/01/2051 (z)	595	585

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2025	SIX CIRCLES TRUST	221

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2025 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Texas — continued
Fort Worth Independent School District, GO, PSF-GTD, 5.00%, 02/15/2040	1,750	1,912
Galveston County Municipal Utility District No. 59, GO, 4.25%, 06/01/2039	975	979
Garland Independent School District
GO, PSF-GTD, 5.00%, 02/15/2037	500	559
Series A, GO, PSF-GTD, 5.00%, 02/15/2037	3,500	3,911
Georgetown Independent School District
GO, PSF-GTD, 2.00%, 08/15/2034	6,155	5,445
GO, PSF-GTD, 5.00%, 02/15/2043	2,100	2,267
Goose Creek Consolidated Independent School District, GO, PSF-GTD, 5.00%, 02/15/2026	900	902
Grand Parkway Transportation Corp., Grand Parkway System, Rev., 4.00%, 10/01/2045	10,125	9,498
Greater Texoma Utility Authority
Rev., BAM, 5.25%, 10/01/2042	1,000	1,094
Rev., BAM, 5.25%, 10/01/2045	1,150	1,229
Greater Texoma Utility Authority, City of Sherman Project
Rev., BAM, 5.00%, 10/01/2037	3,060	3,425
Rev., BAM, 5.00%, 10/01/2038	1,450	1,610
Rev., BAM, 5.00%, 10/01/2049	10,000	10,346
Series A, Rev., BAM, 4.00%, 10/01/2043	1,940	1,842
Greenwood Independent School District, GO, PSF-GTD, 4.00%, 02/15/2054	5,315	4,918
Harris County Cultural Education Facilities Finance Corp., Series A, Rev., 5.00%, 05/15/2050 (z)	8,000	8,747
Harris County Cultural Education Facilities Finance Corp., Texas Children’s Hospital
Rev., 4.00%, 10/01/2041	1,000	985
Rev., LOC: TD Bank NA, 2.35%, 10/01/2045 (z)	2,400	2,400
Rev., BAM, 4.00%, 10/01/2037	1,790	1,819
Rev., 4.00%, 10/01/2038	1,000	1,006
Rev., BAM, 4.00%, 10/01/2038	1,000	1,012
Harris County Flood Control District, Series A, GO, 5.00%, 10/01/2029	1,700	1,853
Harris County Flood Control District, Sustainability Bond
Series A, GO, 4.00%, 09/15/2041	2,500	2,524
Series A, GO, 4.00%, 09/15/2048	9,000	8,352
Harris County Industrial Development Corp., Energy Transfer, Rev., 4.05%, 11/01/2050 (z)	5,000	5,145
Harris County, Toll Road Authority, First Lien, Rev., 5.00%, 08/15/2030	1,200	1,327
Harris County-Houston Sports Authority, Senior Lien, Series A, Rev., 5.00%, 11/15/2029	3,010	3,257

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Texas — continued
Hays Consolidated Independent School District
GO, PSF-GTD, 4.00%, 02/15/2042	18,160	18,163
GO, PSF-GTD, 5.00%, 02/15/2038	1,000	1,093
GO, PSF-GTD, 5.00%, 02/15/2040	1,305	1,407
Hidalgo County Regional Mobility Authority, Senior Lien
Series A, Rev., 5.00%, 12/01/2032	1,000	1,076
Series A, Rev., 5.00%, 12/01/2033	575	616
Series A, Rev., 5.00%, 12/01/2034	750	800
Houston Higher Education Finance Corp., Houston Baptist University, Rev., 4.00%, 10/01/2051	1,100	864
Houston Higher Education Finance Corp., Kipp Inc, Rev., PSF-GTD, 4.00%, 08/15/2040	2,500	2,500
Houston Independent School District, Series A, GO, 5.00%, 07/15/2045 (z)	20,400	21,439
Hurst-Euless-Bedford Independent School District, GO, PSF-GTD, 5.00%, 08/15/2038	1,490	1,680
Hutto Independent School District
GO, PSF-GTD, 4.00%, 02/01/2055 (z)	2,620	2,706
GO, PSF-GTD, 5.00%, 08/01/2048	2,400	2,495
Irving Independent School District
GO, PSF-GTD, 5.00%, 02/15/2028	500	525
GO, PSF-GTD, 5.00%, 02/15/2035	2,300	2,590
GO, PSF-GTD, 5.00%, 02/15/2038	4,375	4,821
GO, PSF-GTD, 5.00%, 02/15/2041	250	270
Jarrell Independent School District, GO, PSF-GTD, 5.00%, 02/15/2037	725	798
Judson Independent School District, GO, PSF-GTD, 4.00%, 02/01/2053	5,000	4,605
Katy Independent School District
GO, PSF-GTD, 5.00%, 02/15/2027	3,000	3,084
GO, PSF-GTD, 5.00%, 02/15/2036	1,340	1,472
GO, PSF-GTD, 5.00%, 02/15/2042	1,000	1,092
GO, PSF-GTD, 5.00%, 02/15/2043	1,505	1,628
GO, PSF-GTD, 5.00%, 02/15/2046	2,560	2,703
Series B, GO, PSF-GTD, 5.00%, 02/15/2036	2,475	2,479
Kilgore Independent School District, GO, PSF-GTD, 5.00%, 02/15/2026	450	451
Klein Independent School District
GO, PSF-GTD, 4.00%, 08/01/2046	4,000	3,801
GO, PSF-GTD, 5.00%, 08/01/2028	4,270	4,533
GO, PSF-GTD, 5.00%, 08/01/2041	1,775	1,965
Lake Houston Redevelopment Authority, Rev., 4.00%, 09/01/2035	250	246
Lake Travis Independent School District, School Building, Series A, GO, PSF-GTD, 5.00%, 02/15/2043 (p)	1,090	1,118
Lamar Consolidated Independent School District
GO, PSF-GTD, 5.00%, 02/15/2029	150	161

SEE NOTES TO FINANCIAL STATEMENTS.

222	SIX CIRCLES TRUST	DECEMBER 31, 2025

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Texas — continued
GO, PSF-GTD, 5.00%, 02/15/2041	1,500	1,641
GO, PSF-GTD, 5.00%, 02/15/2043	2,100	2,249
Series A, GO, PSF-GTD, 5.00%, 02/15/2058	4,335	4,464
Legacy Denton Public Facility Corp., Roselawn Village, Rev., 3.15%, 11/01/2043 (z)	3,000	3,002
Liberty Hill Independent School District
GO, PSF-GTD, 5.00%, 02/01/2040	1,890	2,076
GO, PSF-GTD, 5.00%, 02/01/2041	2,020	2,200
Llano Independent School District, GO, PSF-GTD, 5.00%, 02/15/2032	1,350	1,353
Longview Independent School District, GO, PSF-GTD, 5.00%, 02/15/2043	1,750	1,888
Love Field Airport Modernization Corp., Southwest Airlines Co Project, Rev., AMT, 5.00%, 11/01/2028	1,075	1,076
Lower Colorado River Authority
Rev., 5.00%, 05/15/2031	4,795	5,369
Rev., 5.00%, 05/15/2032	5,000	5,585
Rev., BAM, 5.25%, 05/15/2043	3,500	3,808
Series A, Rev., 5.00%, 05/15/2027	420	434
Series B, Rev., 5.00%, 05/15/2039 (z)	3,000	3,128
Lower Colorado River Authority, LCRA Transmission Services
Rev., 5.00%, 05/15/2030	1,000	1,096
Rev., 5.00%, 05/15/2051	3,500	3,568
Lower Colorado, River Authority, Transmission Services Contract, Rev., 5.00%, 05/15/2029	100	108
Mansfield Independent School District, GO, PSF-GTD, 3.00%, 08/01/2036	1,000	976
Matagorda County Navigation District No. 1, Central Power & Light Co.,
Rev., AMT, 4.25%, 05/01/2030	825	859
Rev., 2.60%, 11/01/2029	3,500	3,391
McKinney Independent School District, GO, PSF-GTD, 5.00%, 02/15/2026	1,245	1,249
Medina Valley Independent School District
GO, PSF-GTD, 0.82%, 02/15/2051 (z)	445	443
GO, PSF-GTD, 5.00%, 02/15/2040	3,000	3,275
Midland County Hospital District, Rev., BAM, 5.25%, 05/15/2054	2,170	2,254
Midland Independent School District, GO, PSF-GTD, 5.00%, 02/15/2050 (p)	990	1,040
Midland Independent School District, Unrefunded, GO, PSF-GTD, 5.00%, 02/15/2050	1,310	1,328
Mission Economic Development Corp.
Rev., AMT, 0.00%, 06/01/2048 (z)	5,665	5,698
Rev., AMT, 4.00%, 06/01/2054 (z)	2,475	2,490
Rev., AMT, 5.00%, 12/01/2064 (z)	1,000	1,036
New Caney Independent School District
GO, PSF-GTD, 5.00%, 02/15/2037	625	705

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Texas — continued
GO, PSF-GTD, 5.00%, 02/15/2040	1,375	1,520
GO, PSF-GTD, 5.00%, 02/15/2041	2,000	2,193
GO, PSF-GTD, 5.00%, 02/15/2044	1,250	1,338
New Hope Cultural Education Facilities Finance Corp.
Rev., 5.25%, 08/15/2043	1,375	1,502
Rev., 5.25%, 08/15/2045	2,035	2,189
Rev., 5.50%, 08/15/2049	3,000	3,258
Series A, Rev., 5.00%, 07/01/2047	2,000	1,877
New Hope Cultural Education Facilities Finance Corp., Bella Vida Facility Living
Rev., 4.25%, 10/01/2030	2,000	2,006
Rev., 4.63%, 10/01/2030	2,000	2,008
New Hope Cultural Education Facilities Finance Corp., Brazos Presbyterian Homes, Inc., Rev., 5.25%, 01/01/2036	1,000	1,094
New Hope Cultural Education Facilities Finance Corp., Children’s Health System, Series A, Rev., 5.00%, 08/15/2047	1,000	1,009
New Hope Cultural Education Facilities Finance Corp., NCCD College Station Project, Series A, Rev., 5.00%, 07/01/2035	9,400	9,272
New Hope Cultural Education Facilities Finance Corp., Westminster Project, Rev., 4.00%, 11/01/2049	100	84
New Hope Cultural Education Facilities Finance Corporation, Series A, Rev., 4.00%, 08/15/2040	3,400	3,313
Newark Higher Education Finance Corp., Austin Achieve Public Schools, Rev., PSF-GTD, 5.00%, 06/15/2038	1,365	1,486
North East Independent School District, GO, PSF-GTD, 3.75%, 08/01/2049 (z)	1,500	1,518
North Fort Bend Water Authority, Rev., BAM, 5.00%, 12/15/2026	1,520	1,555
North Texas Higher Education Authority, Inc.
Rev., AMT, 4.13%, 06/01/2045	4,405	4,338
Rev., AMT, 4.50%, 06/01/2046	3,105	3,139
Rev., AMT, 5.00%, 06/01/2031	800	851
Rev., AMT, 5.00%, 06/01/2032	500	534
Rev., AMT, 5.00%, 06/01/2033	390	418
North Texas Municipal Water District Water System Revenue, Rev., 3.00%, 09/01/2041	575	489
North Texas Municipal Water District, Upper East Fork Wastewater Interceptor System, Rev., 4.50%, 06/01/2054	3,000	3,003
North Texas Tollway Authority
Rev., Zero Coupon, 01/01/2035	10,000	7,439
Rev., 5.00%, 01/01/2031	3,000	3,328
Rev., 5.00%, 01/01/2035	3,250	3,705
Rev., 5.25%, 01/01/2044	3,225	3,492

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2025	SIX CIRCLES TRUST	223

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2025 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Texas — continued
North Texas Tollway Authority, Capital Appreciation, First Tier, Rev., Zero Coupon, 01/01/2030	1,500	1,332
North Texas Tollway Authority, First Tier Bonds
Series A, Rev., 4.00%, 01/01/2035	2,000	2,034
Series A, Rev., 5.00%, 01/01/2037	1,500	1,649
Series A, Rev., 5.00%, 01/01/2040	4,000	4,304
North Texas Tollway Authority, Second Tier
Rev., 4.25%, 01/01/2049	4,000	3,634
Rev., 5.00%, 01/01/2048	2,335	2,365
Series B, Rev., 4.00%, 01/01/2035	2,100	2,142
Series B, Rev., 4.00%, 01/01/2036	1,000	1,014
Series B, Rev., 4.00%, 01/01/2037	1,000	1,008
Series B, Rev., 5.00%, 01/01/2027	215	215
Series B, Rev., 5.00%, 01/01/2033	1,000	1,021
Northside Independent School District, GO, PSF-GTD, 3.55%, 06/01/2050 (z)	4,000	4,048
Northwest Independent School District
GO, PSF-GTD, 5.00%, 02/15/2040	1,000	1,080
GO, PSF-GTD, 5.00%, 02/15/2041	2,225	2,452
GO, PSF-GTD, 5.00%, 02/15/2055	10,000	10,364
GO, PSF-GTD, 5.25%, 02/15/2055	3,820	4,047
Series A, GO, PSF-GTD, 5.00%, 02/15/2036	1,000	1,110
Northwest Independent School District, School Building, GO, PSF-GTD, 5.00%, 02/15/2042 (p)	1,505	1,509
Odessa Junior College District, Consolidated Fund, Rev., 4.00%, 07/01/2026	1,015	1,021
Pasadena Independent School District, GO, PSF-GTD, 5.00%, 02/15/2047	2,000	2,071
Pearland Independent School District, GO, PSF-GTD, 5.00%, 02/15/2026	1,075	1,078
Pecos Barstow Toyah Independent School District
GO, PSF-GTD, 5.00%, 02/15/2027	300	308
GO, PSF-GTD, 5.00%, 02/15/2039	500	532
Permanent University Fund - Texas A&M University System, Board of Regents, Rev., 5.00%, 07/01/2042	1,695	1,822
Permanent University Fund - Texas A&M University System, Board Of Regents, Rev., 5.00%, 07/01/2039	1,500	1,646
Plano Independent School District, GO, 5.00%, 02/15/2027	650	667
Port Authority of Houston of Harris County Texas
Rev., 5.00%, 10/01/2026	850	865
Rev., 5.00%, 10/01/2028	1,250	1,328
Rev., 5.00%, 10/01/2029	1,250	1,354
Port Authority of Houston of Harris County Texas, First Lien, Rev., 5.00%, 10/01/2048	8,500	8,808

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Texas — continued
Port Beaumont Navigation District, Jefferson Gulf Coast Energy
Rev., AMT, 2.00%, 01/01/2027 (e)	550	538
Rev., AMT, 2.25%, 01/01/2029 (e)	800	755
Rev., AMT, 2.88%, 01/01/2041 (e)	120	89
Port of Beaumont Industrial Development Authority, Taxable Jefferson Gulf Coast Energy, Rev., 4.10%, 01/01/2028 (e)	8,000	7,285
Port of Beaumont Navigation District, Rev., AMT, 5.00%, 01/01/2039 (e)	4,250	4,192
Port of Beaumont Navigation District, Taxable Jefferson Gulf Coast, Rev., 10.00%, 07/01/2026 (e)	4,000	4,016
Prosper Independent School District
Series A, GO, PSF-GTD, 5.00%, 02/15/2030	25	28
Series A, GO, PSF-GTD, 5.00%, 02/15/2038	1,000	1,130
Red River Education Finance Corp., Rev., 5.00%, 03/15/2035	1,430	1,666
Rockwall Independent School District, GO, PSF-GTD, 5.00%, 02/15/2027	1,335	1,371
Round Rock Independent School District
Series A, GO, PSF-GTD, 5.00%, 08/01/2044 (z)	10,000	11,036
Series C, GO, PSF-GTD, 5.00%, 08/01/2027	1,000	1,038
Royse City Independent School District, GO, PSF-GTD, 5.00%, 02/15/2039	1,000	1,104
San Angelo Independent School District
GO, PSF-GTD, 5.00%, 02/15/2042	5,500	5,995
GO, PSF-GTD, 5.00%, 02/15/2043	9,010	9,723
San Antonio Education Facilities Corp., University of The Incarnate Word
Rev., 4.00%, 04/01/2038	2,065	1,927
Rev., 4.00%, 04/01/2041	1,000	881
San Antonio Water System
Series 2013F, Rev., 1.00%, 05/01/2043 (z)	6,000	5,881
Series A, Rev., 5.00%, 05/15/2034	2,375	2,491
Series C, Rev., 5.00%, 05/15/2046	6,670	6,864
San Antonio Water System, Junior Lien, Series A, Rev., 5.00%, 05/15/2043	3,500	3,581
San Marcos Consolidated Independent School District
GO, PSF-GTD, 5.00%, 08/15/2027	1,830	1,902
GO, PSF-GTD, 5.00%, 08/15/2040	2,000	2,192
Sherman Independent School District
GO, PSF-GTD, 5.00%, 02/15/2036	1,335	1,551
GO, PSF-GTD, 5.00%, 02/15/2037	1,000	1,151
Series B, GO, PSF-GTD, 5.00%, 02/15/2053	2,000	2,065

SEE NOTES TO FINANCIAL STATEMENTS.

224	SIX CIRCLES TRUST	DECEMBER 31, 2025

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Texas — continued
Socorro Independent School District, GO, PSF-GTD, 4.00%, 08/15/2040	2,575	2,573
Southwest Independent School District, GO, PSF-GTD, 5.00%, 02/01/2027	410	421
Spring Branch Independent School District
GO, PSF-GTD, 5.00%, 02/01/2043	1,250	1,357
GO, PSF-GTD, 5.00%, 02/01/2044	1,625	1,749
Spring Independent School District
GO, 5.00%, 08/15/2030	600	661
GO, PSF-GTD, 5.25%, 08/15/2044	5,000	5,495
GO, PSF-GTD, 5.25%, 08/15/2046	12,500	13,527
Stanton Independent School District, GO, PSF-GTD, 5.00%, 02/15/2037	1,100	1,238
State of Texas
GO, 5.00%, 10/01/2042	6,170	6,789
Series B, GO, 4.00%, 08/01/2030	60	60
State of Texas, Public Finance Authority, GO, 5.00%, 10/01/2026	1,000	1,018
Tarrant County Cultural Education Facilities Finance Corp.
Rev., VRDO, LOC: TD Bank NA, 1.65%, 01/02/2026 (z)	13,400	13,400
Rev., 5.00%, 07/01/2038	5,000	5,217
Tarrant County Cultural Education Facilities Finance Corp., Ascension Senior Credit Group
Rev., 5.00%, 11/15/2051 (z)	19,900	22,478
Tarrant County Cultural Education Facilities Finance Corp., Baylor Scott & White Health
Rev., 4.00%, 11/15/2042	15,000	14,419
Series A, Rev., 5.00%, 11/15/2045	4,195	4,206
Tarrant County Cultural Education Facilities Finance Corp., Baylor Scott & White Health Project, Rev., 5.50%, 11/15/2047	12,415	13,136
Tarrant County Cultural Education Facilities Finance Corp., Baylor Scott And White Health, Rev., 5.00%, 11/15/2052 (z)	1,890	2,056
Tarrant County Cultural Education Facilities Finance Corp., Methodist Hospitals of Dallas
Rev., 4.00%, 10/01/2041	1,975	1,970
Rev., 5.00%, 10/01/2030	1,000	1,106
Tarrant County Cultural Education Facilities Finance Corp., Texas Health Resources, Rev., 5.00%, 02/15/2041	5,000	5,038
Tarrant Regional Water District Water Supply System Revenue, Rev., 5.00%, 03/01/2036	3,500	3,965
Tender Option Bond Trust Receipts/Certificates
Series 2024-XG0585, Rev., LOC: Barclays Bank plc, LIQ: Barclays Bank plc, 2.70%, 07/01/2064 (e) (z)	24,075	24,075

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Texas — continued
Series 2025-XF3424, GO, PSF-GTD, LIQ: Barclays Bank plc, 3.35%, 02/15/2055 (e) (z)	2,250	2,250
Terrell Independent School District
GO, PSF-GTD, 5.00%, 08/01/2039	1,000	1,137
GO, PSF-GTD, 5.00%, 08/01/2040	1,000	1,122
GO, PSF-GTD, 5.00%, 08/01/2041	1,000	1,107
Texas A&M University
Rev., 5.00%, 05/15/2036	5,000	5,749
Rev., 5.00%, 05/15/2037	1,000	1,141
Rev., 5.00%, 05/15/2042	4,830	5,268
Texas A&M University, Financing System, Series B, Rev., 4.00%, 05/15/2043	20,595	20,388
Texas Department of Housing & Community Affairs
Rev., GNMA COLL, 6.00%, 07/01/2054	1,985	2,195
Series A, Rev., GNMA COLL, 4.00%, 03/01/2050	255	257
Series B, Rev., GNMA COLL, 6.00%, 03/01/2053	500	547
Series C, Rev., GNMA COLL, 6.00%, 03/01/2054	2,995	3,290
Texas Department of Housing & Community Affairs, Social Bonds, Series A, Rev., GNMA, 3.00%, 01/01/2052	1,605	1,579
Texas Department of Housing & Community Affairs, Sustainable Bond, Series B, Rev., GNMA COLL, 5.75%, 01/01/2053	880	952
Texas Department of Housing and Community Affairs, Series B, Rev., GNMA COLL, 4.90%, 07/01/2045	3,000	3,069
Texas Municipal Gas Acquisition & Supply Corp. III
Rev., 5.00%, 12/15/2030	3,300	3,537
Rev., 5.00%, 12/15/2031	2,000	2,162
Texas Municipal Gas Acquisition & Supply Corp. IV
Series A, Rev., 5.50%, 01/01/2054 (z)	15,815	16,806
Series B, Rev., 5.50%, 01/01/2054 (z)	9,795	10,888
Texas Municipal Gas Acquisition & Supply Corporation V, Rev., 5.00%, 01/01/2055 (z)	5,835	6,297
Texas Municipal Gas Acquisition & Supply Corporation VI, Rev., 5.00%, 01/01/2036	13,000	13,912
Texas Municipal Gas Acquisition and Supply Corp. I, Series D, Rev., 6.25%, 12/15/2026	2,840	2,929
Texas Municipal Power Agency, Rev., 3.00%, 09/01/2038	500	454
Texas Private Activity Bond Surface Transportation Corp., Rev., AMT, 5.00%, 06/30/2058	32,560	31,757

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2025	SIX CIRCLES TRUST	225

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2025 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Texas — continued
Texas Private Activity Bond Surface Transportation Corp., LBJ Infrastructure Group
Rev., 4.00%, 12/31/2030	3,970	4,129
Rev., 4.00%, 06/30/2033	1,000	1,032
Texas Private Activity Bond Surface Transportation Corp., Senior Lien Bond
Rev., AMT, 5.38%, 06/30/2037	1,750	1,860
Rev., AMT, 5.38%, 06/30/2038	3,955	4,195
Rev., AMT, 5.50%, 06/30/2041	1,425	1,503
Rev., AMT, 5.50%, 06/30/2043	2,750	2,870
Texas Private Activity Bond Surface Transportation Corp., Senior Lien North Tarrant Express Project, Rev., AMT, 5.50%, 12/31/2058	6,000	6,216
Texas State Affordable Housing Corp., Juniper Creek Apartments, Rev., 3.75%, 07/01/2044 (z)	485	486
Texas State Affordable Housing Corp., Norman Commons, Rev., 3.63%, 01/01/2045 (z)	565	569
Texas State University System, Rev., 5.00%, 03/15/2041	2,550	2,788
Texas Transportation Commission, Transportation Commission Mobility, GO, 0.65%, 10/01/2041 (z)	4,500	4,467
Texas Transportation Finance Corp., Subordinated Bond SH 288 System
Rev., 5.00%, 10/01/2038	3,500	4,012
Rev., 5.00%, 10/01/2042	1,750	1,918
Rev., 5.00%, 10/01/2044	1,955	2,102
Rev., 5.25%, 10/01/2050	38,000	40,416
Texas Water Development Board
Rev., 4.00%, 10/15/2035	4,000	4,001
Rev., 4.25%, 10/15/2041	2,000	2,065
Rev., 5.00%, 08/01/2026	2,250	2,282
Rev., 5.00%, 10/15/2037	4,400	5,080
Rev., 5.00%, 10/15/2038	8,740	10,005
Rev., 5.00%, 10/15/2040	7,535	8,451
Series A, Rev., 5.00%, 10/15/2028	115	123
Series A, Rev., 5.00%, 10/15/2038	1,900	2,151
Texas Water Development Board, Master Trust
Rev., 4.00%, 10/15/2033	1,000	1,045
Series A, Rev., 4.25%, 10/15/2051	2,890	2,747
Series A, Rev., 4.38%, 10/15/2054	3,835	3,657
Series A, Rev., 4.38%, 10/15/2059	1,610	1,509
Series A, Rev., 5.00%, 10/15/2039	3,000	3,367
Texas Water Development Board, Revolving Fund
Rev., 4.00%, 08/01/2038	500	511
Rev., 5.00%, 08/01/2028	625	665
Series A, Rev., 5.00%, 10/15/2028	100	106

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Texas — continued
Texas Water Development Board, State Revolving Fund
Rev., 4.00%, 08/01/2037	2,015	2,059
Rev., 5.00%, 08/01/2027	2,835	2,944
Texas Water Development Board, State Water Implementation Fund
Rev., 3.00%, 10/15/2033	2,000	1,999
Rev., 4.00%, 10/15/2043	5,400	5,326
Series A, Rev., 4.00%, 10/15/2033	1,900	1,925
Series A, Rev., 5.00%, 04/15/2026	100	101
Series A, Rev., 5.00%, 10/15/2030	500	501
Series A, Rev., 5.00%, 10/15/2047	2,480	2,510
Series B, Rev., 5.00%, 04/15/2049	11,535	11,766
Texas Water Development Board, State Water Implementation Revenue, Rev., 5.25%, 10/15/2046	2,000	2,006
Travis County Housing Finance Corp., Airport Gateway Apartments, Rev., 4.13%, 06/01/2045 (z)	190	190
Trinity River Authority Central Regional Wastewater System Revenue, Rev., 5.00%, 08/01/2029	1,500	1,627
University of Houston
Series A, Rev., 5.00%, 02/15/2034	2,000	2,239
Series A, Rev., 5.00%, 02/15/2041	2,000	2,133
University of Texas, Series C, Rev., 5.00%, 08/15/2028	100	106
Upper Trinity Regional Water District, Rev., BAM, 4.25%, 08/01/2049	1,500	1,434
Uptown Development Authority
Tax Allocation, 4.00%, 09/01/2033	400	396
Tax Allocation, 4.00%, 09/01/2035	995	969
Victory Street Public Facility Corp., Independence Heights II, Rev., 3.15%, 01/01/2047 (z)	3,540	3,545
Waco Educational Finance Corp., Baylor University Issue
Rev., 5.00%, 03/01/2035	1,500	1,652
Series A, Rev., 4.00%, 03/01/2036	750	767
Waller Consolidated Independent School District
GO, BAM, 5.00%, 02/15/2040	2,800	3,039
GO, PSF-GTD, 5.00%, 02/15/2041	2,000	2,199
GO, BAM, 5.00%, 02/15/2042	6,550	6,997
GO, PSF-GTD, 5.00%, 02/15/2042	2,500	2,723
GO, PSF-GTD, 5.00%, 02/15/2043	4,000	4,297
Waxahachie Independent School District
GO, PSF-GTD, 4.00%, 02/15/2049	2,500	2,348
GO, PSF-GTD, 4.25%, 02/15/2053	1,670	1,628
GO, PSF-GTD, 5.00%, 02/15/2028	1,250	1,314
GO, PSF-GTD, 5.00%, 02/15/2029	1,370	1,469
GO, PSF-GTD, 5.00%, 02/15/2035	1,135	1,298
GO, PSF-GTD, 5.00%, 02/15/2040	1,000	1,105

SEE NOTES TO FINANCIAL STATEMENTS.

226	SIX CIRCLES TRUST	DECEMBER 31, 2025

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Texas — continued
GO, PSF-GTD, 5.00%, 02/15/2041	1,000	1,093
GO, PSF-GTD, 5.00%, 02/15/2042	1,000	1,081
GO, PSF-GTD, 5.00%, 02/15/2043	1,500	1,608
GO, PSF-GTD, 5.00%, 02/15/2044	900	958
Weslaco Independent School District, GO, PSF-GTD, 5.00%, 02/15/2040	500	552
Whitesboro Independent School District, GO, PSF-GTD, 5.00%, 02/15/2028	550	578

		1,592,570

Utah — 0.9%
Black Desert Public Infrastructure District, Special Assessment, 5.63%, 12/01/2053 (e)	2,135	2,152
City of Salt Lake City Airport Revenue
Series A, Rev., AMT, 5.00%, 07/01/2037	5,000	5,335
Series A, Rev., AMT, 5.00%, 07/01/2046	5,000	5,076
Series A, Rev., AMT, 5.00%, 07/01/2047	2,560	2,562
Series A, Rev., AMT, 5.25%, 07/01/2040	2,400	2,601
Series A, Rev., AMT, 5.25%, 07/01/2041	1,000	1,074
Series A, Rev., AMT, 5.25%, 07/01/2042	2,750	2,927
Series A, Rev., AMT, 5.25%, 07/01/2048	2,750	2,850
County of Utah, IHC Health Services, Inc.
Series A, Rev., 4.00%, 05/15/2045	10,020	9,175
Series A, Rev., 5.00%, 05/15/2050	3,000	3,052
Series B, Rev., 5.00%, 05/15/2060 (z)	625	633
Downtown East Streetcar Sewer Public Infrastructure District, Senior Lien, Series A, GO, 6.00%, 03/01/2053 (e)	1,415	1,402
Downtown Revitalization Public Infrastructure District
Rev., 5.00%, 07/15/2035 (e)	1,425	1,435
Rev., 5.00%, 06/01/2036	1,650	1,768
Rev., 5.00%, 06/01/2037	1,700	1,812
Rev., 5.00%, 06/01/2038	1,650	1,751
Rev., 5.00%, 06/01/2039	2,300	2,432
Rev., 5.25%, 06/01/2041	1,425	1,583
Rev., 5.25%, 06/01/2042	1,000	1,098
Rev., 5.25%, 06/01/2043	545	592
Rev., 5.50%, 06/01/2050	9,170	9,785
Firefly Public Infrastructure District No. 1 Assessment Area No. 1, Special Assessment, 5.63%, 12/01/2043 (e)	517	524
Intermountain Power Agency, Series A, Rev., 5.00%, 07/01/2030	500	549
Mida Cormont Public Infrastructure District
GO, 0.00%, 06/01/2055 (e)	500	426
Series A1, GO, 6.25%, 06/01/2055 (e)	1,000	1,049

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Utah — continued
MIDA Mountain Village Public Infrastructure District, Series 1, Tax Allocation, 5.50%, 06/01/2055 (e)	1,000	991
Mida Mountain Village Public Infrastructure District, Subordinate, Series 2, Tax Allocation, 5.75%, 06/15/2044 (e)	3,295	3,374
Mountain Veterans Program Public Infrastructure District, Tax Allocation, 5.20%, 06/01/2054 (e)	1,190	1,176
Point Phase 1 Public Infrastructure District No. 1, Series A1, Rev., 5.88%, 03/01/2045	1,250	1,291
Provo School District, GO, SCH BD GTY, 5.00%, 06/15/2028	2,000	2,119
Red Bridge Public Infrastructure District No. 1, Senior Infrastructure District, Series 1A, GO, 3.63%, 02/01/2035 (e)	600	525
State of Utah
GO, 3.00%, 07/01/2034	2,000	1,984
Series B, GO, 5.00%, 07/01/2029	100	107
Timpanogos Special Service District, Rev., 5.00%, 06/01/2054	11,150	11,556
University of Utah (The), Series A, Rev., 5.00%, 08/01/2039	1,505	1,543
University of Utah, Board of Regents, Series A, Rev., 4.00%, 08/01/2040	1,750	1,764
Utah Housing Corp.
Rev., GNMA/FNMA/FHLMC, 4.60%, 07/01/2044	2,245	2,265
Rev., GNMA/FNMA/FHLMC, 6.00%, 07/01/2054	1,700	1,876
Rev., GNMA/FNMA/FHLMC, 6.25%, 07/01/2055	2,575	2,876
Series A, Rev., GNMA/FNMA/FHLMC, 6.50%, 01/01/2054	1,340	1,458
Series C, Rev., GNMA/FNMA/FHLMC, 4.45%, 01/01/2044	1,350	1,358
Series C, Rev., GNMA/FNMA/FHLMC, 4.65%, 01/01/2049	1,945	1,918
Series C, Rev., GNMA/FNMA/FHLMC, 6.00%, 07/01/2054	1,885	2,073
Series I, Rev., GNMA/FNMA/FHLMC, 6.25%, 07/01/2055	4,645	5,207
Series J, Rev., GNMA/FNMA/FHLMC, 6.50%, 07/01/2055	5,000	5,734
Utah Housing Corp., Drawdown New City, Rev., FHA HUD, 3.63%, 02/01/2026	906	906
Utah Housing Corp., The Cooperative 1581, Rev., 3.18%, 07/01/2045 (z)	1,500	1,502
Utah Municipal Power Agency, Rev., 5.00%, 07/01/2038	8,900	8,943
Utah Telecommunication Open Infrastructure Agency
Rev., 5.00%, 06/01/2027	130	134

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2025	SIX CIRCLES TRUST	227

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2025 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Utah — continued
Rev., 5.00%, 06/01/2031	210	235
Rev., 5.25%, 06/01/2035	700	792
Rev., 5.25%, 06/01/2037	2,250	2,511
Utah Transit Authority, Rev., 5.00%, 12/15/2043	950	1,039

		130,900

Vermont — 0.1%
Vermont Housing Finance Agency
Rev., GNMA/FNMA/FHLMC, 4.45%, 11/01/2044	2,035	2,046
Series A, Rev., GNMA/FNMA/FHLMC, 4.00%, 11/01/2049	160	161
Vermont Municipal Bond Bank, Vermont State Colleges System, Series A, Rev., 4.00%, 10/01/2034	250	259
Vermont Student Assistance Corp.
Rev., AMT, 4.13%, 06/15/2036	460	458
Rev., AMT, 4.25%, 06/15/2037	780	783
Rev., AMT, 4.38%, 06/15/2038	690	689
Rev., AMT, 4.50%, 06/15/2039	735	735
Rev., AMT, 5.25%, 06/15/2030	600	641
Rev., AMT, 5.25%, 06/15/2031	700	757
Rev., AMT, 5.25%, 06/15/2032	950	1,034
Series A, Rev., AMT, 2.38%, 06/15/2039	390	360
Vermont Student Assistance Corporation
Series A, Rev., AMT, 5.00%, 06/15/2037	2,225	2,309
Series A, Rev., AMT, 5.00%, 06/15/2038	1,620	1,659
Series A, Rev., AMT, 5.00%, 06/15/2039	1,540	1,564
Series A, Rev., AMT, 5.13%, 06/15/2040	1,495	1,517
Series A, Rev., AMT, 5.25%, 06/15/2041	1,355	1,375

		16,347

Virgin Islands — 0.0% (g)
Virgin Islands Hotel Development Financing Corp., Senior Lien Frenchmans Reef Hotel, Rev., 5.75%, 02/01/2045 (w)	4,600	4,525

Virginia — 1.7%
Alexandria Redevelopment & Housing Authority, 431 S Columbus Street, Block 4, Rev., HUD, 3.20%, 12/01/2054 (z)	1,055	1,056
Arlington County Industrial Development Authority, Barcroft Apartments, Rev., 3.10%, 12/01/2055 (z)	670	670
Chesapeake Bay Bridge & Tunnel District, Rev., 5.00%, 07/01/2046	2,930	2,933
Chesapeake Bay Bridge & Tunnel District, First Tier General Resolution, Rev., 5.00%, 07/01/2051	4,000	4,002

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Virginia — continued
Commonwealth of Virginia, Series B, GO, 5.00%, 06/01/2027	1,000	1,010
County of Fairfax Sewer Revenue, Series A, Rev., 5.00%, 07/15/2037	685	790
County of Fairfax, Public Improvement, Series A, GO, 5.00%, 10/01/2031 (p)	945	951
Fairfax County Industrial Development Authority, Rev., 4.00%, 05/15/2048	20,615	19,019
Fairfax County Industrial Development Authority, Inova Health System Project
Rev., 4.00%, 05/15/2042	3,440	3,382
Rev., 5.00%, 05/15/2029	2,000	2,158
Fairfax County Redevelopment & Housing Authority, Dominion Square North Project, Rev., 5.00%, 01/01/2045 (z)	1,700	1,749
Halifax County Industrial Development Authority, Rev., 3.80%, 12/01/2041 (z)	1,000	1,012
Hampton Roads Sanitation District
Series A, Rev., 5.00%, 11/01/2036	1,000	1,159
Series A, Rev., 5.00%, 11/01/2037	1,600	1,838
Series A, Rev., 5.00%, 11/01/2038	1,500	1,712
Hampton Roads Transportation Accountability Commission, Series A, Rev., BAN, 5.00%, 07/01/2027	6,310	6,536
Hampton Roads Transportation Accountability Commission, Senior Lien
Series A, Rev., BAN, 5.00%, 07/01/2026 (p)	1,130	1,144
Series A, Rev., 5.00%, 07/01/2031	1,500	1,659
Series A, Rev., TRAN, 5.00%, 07/01/2038 (p)	1,000	1,051
Series A, Rev., 5.00%, 07/01/2039	2,100	2,251
Henrico County Economic Development Authority, Rev., 5.00%, 11/01/2035	7,105	8,199
Isle of Wight County Economic Development Authority, Riverside Health System
Rev., 5.00%, 07/01/2036	750	845
Rev., 5.00%, 07/01/2037	500	558
Rev., 5.25%, 07/01/2043	1,620	1,766
Rev., 5.25%, 07/01/2053	5,000	5,255
Isle Wight County Industrial Development Authority, Rev., 5.25%, 07/01/2048	3,000	3,180
James City County Economic Development Authority, Williamsburg Landing, Series A, Rev., 4.00%, 12/01/2035	150	146
Lynchburg Economic Development Authority, Centra Health Obligation Group
Rev., 3.00%, 01/01/2051	4,750	3,298
Rev., 5.00%, 01/01/2029	700	742
Norfolk Airport Authority, Rev., 5.00%, 07/01/2038	1,175	1,234
Norfolk Redevelopment & Housing Authority, Braywood Manor Apartments Project, Rev., HUD, 5.00%, 05/01/2043 (z)	350	352

SEE NOTES TO FINANCIAL STATEMENTS.

228	SIX CIRCLES TRUST	DECEMBER 31, 2025

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Virginia — continued
Norfolk Redevelopment & Housing Authority, Fort Norfolk Retirement Community Harbor, Rev., 4.38%, 01/01/2039	1,400	1,320
Richmond Redevelopment & Housing Authority, Joyfield at German School Road, Rev., 3.10%, 12/01/2055 (z)	555	555
Roanoke Economic Development Authority, Carilion Clinic Obligation Group, Rev., 5.00%, 07/01/2047	2,000	2,171
Tender Option Bond Trust Receipts/Certificates, Series 2024-BAML6038, Rev., AMT, LOC: Bank of America NA, LIQ: Bank of America NA, 2.80%, 08/31/2027 (e) (z)	15,120	15,120
Virginia Beach Development Authority, Temps 50Sm Westminster Canterbury, Rev., 5.38%, 09/01/2029	2,000	2,023
Virginia Beach Development Authority, Westminster Canterbury, Rev., 5.00%, 09/01/2044	2,215	2,187
Virginia Beach Development Authority, Westminster Canterbury on Chesapeake Bay, Rev., 6.50%, 09/01/2043	3,300	3,635
Virginia College Building Authority
Rev., 4.00%, 02/01/2036	12,500	12,566
Series A, Rev., 3.00%, 02/01/2028	4,000	4,001
Series A, Rev., 4.00%, 02/01/2034	3,500	3,605
Virginia College Building Authority, 21st Century College & Equipment
Rev., 4.00%, 02/01/2044	5,000	4,884
Rev., 5.00%, 02/01/2028	1,000	1,052
Virginia College Building Authority, 21st Century College and Equipment
Rev., 4.00%, 02/01/2040	1,815	1,834
Rev., 5.00%, 02/01/2029	1,000	1,076
Rev., 5.00%, 02/01/2033	3,750	4,089
Virginia College Building Authority, Marymount University Project, Series A, Rev., 5.00%, 07/01/2045 (e)	1,000	759
Virginia Commonwealth University Health System Authority, Rev., VRDO, LOC: TD Bank NA, 2.45%, 01/02/2026 (z)	14,400	14,400
Virginia Housing Development Authority
Rev., 3.13%, 07/01/2056 (z)	4,605	4,605
Rev., 4.40%, 10/01/2044	1,000	1,003
Rev., 4.70%, 07/01/2040	930	975
Series E1, Rev., 4.35%, 10/01/2044	685	679
Series E, Rev., 4.50%, 07/01/2045	735	734
Series G, Rev., 5.05%, 11/01/2047	1,750	1,786
Virginia Port Authority, Series B, Rev., AMT, 5.00%, 07/01/2045 (p)	5,000	5,047
Virginia Public Building Authority, Rev., 5.00%, 08/01/2034	4,000	4,688

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Virginia — continued
Virginia Public Building Authority, Bidding Group 1, Series A, Rev., 5.00%, 08/01/2033	1,000	1,140
Virginia Public School Authority, Series B, Rev., 5.00%, 08/01/2052	3,670	3,819
Virginia Resources Authority, Virginia Pooled Financing, Rev., 5.00%, 11/01/2028	1,510	1,613
Virginia Resources Authority, Virginia Pooled Financing Program, Rev., 5.00%, 11/01/2028	1,000	1,071
Virginia Small Business Financing Authority, National Senior Campuses, Series A, Rev., 5.00%, 01/01/2032	1,500	1,579
Virginia Small Business Financing Authority, Senior Lien 95 Express
Rev., AMT, 5.00%, 07/01/2032	400	433
Rev., AMT, 5.00%, 07/01/2033	2,320	2,503
Rev., AMT, 5.00%, 01/01/2036	200	213
Rev., AMT, 5.00%, 07/01/2037	1,000	1,055
Virginia Small Business Financing Authority, Senior Lien Elizabeth River, Rev., AMT, 3.00%, 01/01/2041	4,000	3,353
Virginia Small Business Financing Authority, Senior Lien, 495 Hot
Rev., AMT, 5.00%, 06/30/2040	3,735	3,882
Rev., AMT, 5.00%, 06/30/2041	3,470	3,577
Rev., AMT, 5.00%, 12/31/2047	3,000	3,001
Virginia Small Business Financing Authority, Senior Lien, Elizabeth River
Rev., AMT, 3.00%, 01/01/2041	4,740	3,901
Rev., AMT, 4.00%, 01/01/2030	3,125	3,191
Rev., AMT, 4.00%, 01/01/2033	1,500	1,534
Rev., AMT, 4.00%, 01/01/2034	2,250	2,290
Virginia Small Business Financing Authority, Transform 66 P3 Project
Rev., AMT, 5.00%, 12/31/2047	2,575	2,487
Rev., AMT, 5.00%, 12/31/2052	8,425	8,068
Rev., AMT, 5.00%, 12/31/2056	10,750	10,188
Williamsburg Economic Development Authority, Williamsburg Properties LLC
Rev., 4.00%, 07/01/2048	1,245	1,154
Rev., 5.25%, 07/01/2053	5,100	5,382
Winchester Economic Development Authority, Valley Health Systems Obligation, Rev., 4.00%, 01/01/2037	2,000	2,000

		243,885

Washington — 2.8%
Chelan County Public Utility District No. 1, Series C, Rev., AMT, 5.00%, 07/01/2026	1,285	1,299
City of Seattle Municipal Light & Power Revenue
Rev., 4.00%, 09/01/2040	1,000	998

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2025	SIX CIRCLES TRUST	229

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2025 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Washington — continued
Rev., 5.00%, 02/01/2034	1,500	1,747
Rev., 5.00%, 02/01/2035	545	640
Rev., 5.00%, 02/01/2041	1,000	1,113
Series B, Rev., (SIFMA Municipal Swap Index + 0.25%), 3.57%, 05/01/2045 (aa)	2,000	1,989
City of Seattle Municipal Light & Power Revenue, Green Bond, Series A, Rev., 4.00%, 07/01/2040	1,300	1,311
City of Seattle WA Municipal Light & Power Revenue, Series A, Rev., 4.00%, 01/01/2047	10,000	9,364
City of Seattle, Drainage & Wastewater Revenue, Rev., 4.00%, 05/01/2044	945	922
City of Tacoma, Electric System Revenue, Series A, Rev., 4.00%, 01/01/2042	5,460	5,368
Clark County Public Utility District No. 1, Rev., 4.00%, 01/01/2034	665	698
County of Grant, GO, 5.25%, 12/01/2047	1,000	1,051
County of King
GO, 5.00%, 12/01/2042	5,155	5,588
Series A, GO, 5.00%, 12/01/2034	1,335	1,471
Energy Northwest, Series A, Rev., 5.00%, 07/01/2039	1,000	1,129
Energy Northwest Washington, Project 3 Electric Revenue, Series C, Rev., 5.00%, 07/01/2027	100	104
Energy Northwest, Columbia Generating Station
Rev., 4.00%, 07/01/2035	5,265	5,266
Rev., 4.00%, 07/01/2042	1,625	1,630
Fircrest Properties, Sustainable Bonds State of Water, Rev., 5.50%, 06/01/2049	3,000	3,225
Grant County Public Hospital District No. 2, GO, 5.50%, 12/01/2044	900	939
Grant County Public Utility District No. 2 Priest Rapids Hydroelectric Project
Rev., 5.00%, 01/01/2040	1,250	1,363
Series A, Rev., 5.00%, 01/01/2043 (p)	1,555	1,555
Grant County Public Utility District No. 2, Priest Rapids Hydroelectric Project, Rev., 2.92%, 01/01/2040	2,000	1,648
Grant County, Public Utility District No. 2, Electric Revenue, Series 2017-O, Rev., 5.00%, 01/01/2047	4,950	5,022
Jefferson County Public Hospital District No. 2, Jefferson Healthcare, Series A, Rev., 6.63%, 12/01/2043	7,500	7,913
King & Snohomish Counties School District No. 417 Northshore, GO, SCH BD GTY, 5.00%, 12/01/2042	3,855	4,208
King County Housing Authority, Rev., 5.00%, 11/01/2029	1,325	1,404

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Washington — continued
King County School District No. 401 Highline, GO, SCH BD GTY, 5.00%, 12/01/2041	5,030	5,456
King County School District No. 405 Bellevue
GO, SCH BD GTY, 3.00%, 12/01/2037	5,385	5,116
GO, SCH BD GTY, 3.00%, 12/01/2038	1,925	1,774
Pierce County School District No. 10 Tacoma, GO, SCH BD GTY, 5.00%, 12/01/2048	4,000	4,214
Pierce County School District No. 10 Tacoma, Social Bonds, Series B, GO, SCH BD GTY, 4.00%, 12/01/2042	10,000	9,924
Pierce County, Sumner School District No. 320, GO, SCH BD GTY, 5.00%, 12/01/2040	1,600	1,798
Port of Seattle
Series A, Rev., AMT, 5.00%, 05/01/2036	2,000	2,037
Series B, Rev., AMT, 5.00%, 05/01/2028	4,000	4,189
Port of Seattle Industrial Development Corp., Special Facilities Delta Airline, Rev., AMT, 5.00%, 04/01/2030	2,000	2,000
Port of Seattle WA
Rev., AMT, 5.00%, 07/01/2028	2,250	2,364
Rev., AMT, 5.00%, 04/01/2029	3,000	3,187
Rev., AMT, 5.00%, 07/01/2031	3,450	3,797
GO, AMT, 5.00%, 06/01/2048	10,000	10,272
Rev., AMT, 5.25%, 07/01/2043	5,000	5,357
Rev., AMT, 5.25%, 07/01/2044	14,000	14,809
Port of Seattle, Intermediate Lien
Rev., AMT, 5.00%, 08/01/2026	1,000	1,012
Rev., 5.00%, 02/01/2028	900	902
Rev., AMT, 5.00%, 04/01/2028	2,250	2,352
Rev., AMT, 5.00%, 08/01/2028	1,000	1,052
Rev., AMT, 5.00%, 04/01/2030	4,000	4,249
Rev., AMT, 5.00%, 04/01/2032	2,110	2,235
Rev., AMT, 5.00%, 04/01/2044	2,000	2,029
Rev., AMT, 5.00%, 08/01/2046	3,500	3,556
Rev., AMT, 5.00%, 08/01/2047	1,250	1,273
Rev., AMT, 5.50%, 08/01/2047	1,000	1,049
Series C, Rev., AMT, 5.00%, 05/01/2026	1,000	1,007
Series C, Rev., AMT, 5.00%, 05/01/2028	1,415	1,453
Series C, Rev., AMT, 5.00%, 05/01/2034	3,455	3,530
Series C, Rev., AMT, 5.00%, 08/01/2034	5,000	5,441
Series C, Rev., AMT, 5.25%, 05/01/2042	5,000	5,056
Skagit County Public Hospital District No. 1, Rev., 5.50%, 12/01/2054	4,500	4,610
Skagit County Public Hospital District No. 1, Improvement Skagit Regional Health, Rev., 5.00%, 12/01/2031	2,145	2,169

SEE NOTES TO FINANCIAL STATEMENTS.

230	SIX CIRCLES TRUST	DECEMBER 31, 2025

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Washington — continued
Spokane County School District No. 81 Spokane, Series C, GO, SCH BD GTY, 5.00%, 12/01/2034	2,000	2,076
State of Washington
GO, 4.00%, 06/01/2043	2,975	2,954
Series 2020A, GO, 5.00%, 08/01/2038	1,500	1,588
Series 2021A, GO, 5.00%, 06/01/2034	1,000	1,092
Series A3, GO, 5.00%, 08/01/2044	1,000	1,057
Series A, GO, 5.00%, 08/01/2036	1,475	1,600
Series A, GO, 5.00%, 08/01/2040	3,890	4,137
Series B, GO, 5.00%, 07/01/2027	1,000	1,000
Series B, GO, 5.00%, 06/01/2035	4,760	5,178
Series B, GO, 5.00%, 02/01/2042	1,000	1,078
Series B, GO, 5.00%, 06/01/2044	5,000	5,326
Series B, GO, 5.00%, 06/01/2045	2,900	3,071
Series D, GO, 4.00%, 07/01/2033	2,000	2,118
Series F, GO, AMBAC, Zero Coupon, 12/01/2029	1,000	902
Series R, GO, 5.00%, 02/01/2031	1,000	1,119
Series R, GO, 5.00%, 08/01/2031	750	847
Series R, GO, 5.00%, 08/01/2040	1,545	1,725
Series RC, GO, 5.00%, 08/01/2029	100	104
Series R-2017A, GO, 5.00%, 08/01/2027	1,000	1,014
Series R-2022B, GO, 4.00%, 02/01/2035	500	526
Series R-2022D, GO, 4.00%, 07/01/2028	3,140	3,263
Series R-2024C, GO, 5.00%, 08/01/2039	6,980	7,884
State of Washington, Bid Group 1, Series C, GO, 5.00%, 02/01/2028	1,490	1,568
State of Washington, Bid Group 2, Series C, GO, 5.00%, 02/01/2046	7,000	7,409
State of Washington, Motor Vehicle Fuel Tax, GO, 5.00%, 06/01/2050	25,000	26,188
State of Washington, MVFT/VRF GO Bonds
Series F, GO, 5.00%, 06/01/2034	4,080	4,537
Series F, GO, 5.00%, 06/01/2038	2,775	3,021
State of Washington, Various Purpose, Series A, GO, 5.00%, 08/01/2041	10,000	10,341
Three Rivers Regional Wastewater Authority, Sustainable Bond
Rev., BAM, 4.00%, 09/01/2042	1,750	1,755
Rev., BAM, 4.00%, 09/01/2043	1,000	992
Thurston County School District No. 111 Olympia, GO, SCH BD GTY, 5.00%, 12/01/2026	1,275	1,303
University of Washington
Rev., 5.00%, 04/01/2026 (p)	1,500	1,509
Rev., 5.00%, 04/01/2048	15,000	15,129
Washington Health Care Facilities Authority, CommonSpirit Health
Rev., 5.00%, 09/01/2040	805	880

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Washington — continued
Rev., 5.00%, 09/01/2041	810	875
Rev., 5.00%, 09/01/2042	1,325	1,419
Rev., 5.00%, 09/01/2043	2,350	2,487
Rev., 5.50%, 09/01/2055	5,000	5,290
Washington Health Care Facilities Authority, Multicare Health System, Series B, Rev., 5.00%, 08/15/2037	1,200	1,230
Washington Health Care Facilities Authority, Seattle Cancer Care Alliance, Rev., 4.00%, 12/01/2040 (e)	1,510	1,497
Washington Health Care Facilities Authority, Seattle Children’s Hospital, Series A, Rev., 4.00%, 10/01/2045	7,500	7,000
Washington Health Care Facilities Authority, Unrefunded Providence Health, Rev., 5.00%, 10/01/2041	9,500	9,508
Washington Health Care Facilities Authority, Unrefunded Providence Health & Services, Rev., 5.00%, 10/01/2044	4,365	4,367
Washington Health Care Facilities Authority, Virginia Mason Medical Center, Rev., 5.00%, 08/15/2036	5,500	5,618
Washington State Convention Center Public Facilities District, Rev., 5.00%, 07/01/2058	6,150	6,093
Washington State Convention Center Public Facilities District, Subordinated, Rev., 4.00%, 07/01/2058	1,760	1,417
Washington State Convention Center Public Facilities District, Subordinated Sustainable Bond, Rev., 5.00%, 07/01/2032	1,540	1,641
Washington State Housing Finance Commission
Rev., 0.00%, 03/01/2050	7,018	6,881
Rev., 3.38%, 04/20/2037	2,373	2,246
Rev., 3.50%, 12/20/2035	5,474	5,324
Rev., BAM, 5.25%, 07/01/2055 (e)	10,600	10,688
Rev., BAM, 5.25%, 07/01/2064 (e)	10,040	10,056
Series 2025-1, Class A1, Rev., 0.00%, 11/20/2041 (z)	3,489	3,356
Washington State Housing Finance Commission, Ardea at Totem Lake Apartments, Rev., 5.00%, 12/01/2043 (z)	6,540	6,591
Washington State Housing Finance Commission, Downtowner Apartments Project, Rev., LIQ: FHLMC, 3.70%, 07/01/2030	2,000	2,051
Washington State Housing Finance Commission, Social Bond, Series 2N, Rev., GNMA/FNMA/FHLMC, 3.00%, 06/01/2051	605	594

		408,754

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2025	SIX CIRCLES TRUST	231

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2025 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
West Virginia — 0.3%
County of Ohio Special District Excise Tax Revenue, Fort Henry Economic Opportunity Development District
Rev., 5.25%, 06/01/2045	1,000	1,064
Rev., 5.50%, 06/01/2054	850	901
Monongalia County Commission Excise Tax District, Series A, Rev., 4.13%, 06/01/2043 (e)	460	409
Monongalia County Commission Special District, Refunding and Improvement, University Town Center, Series A, Rev., 5.50%, 06/01/2037 (e)	1,050	1,064
Monongalia County Commission Special District, University Town Center, Series A, Rev., 5.75%, 06/01/2043 (e)	500	505
West Virginia Economic Development Authority
Rev., AMT, 3.30%, 01/01/2041 (z)	6,000	6,046
Rev., AMT, 4.63%, 04/15/2055 (z)	2,600	2,632
West Virginia Economic Development Authority, Provident Group Marshall Properties
Rev., 5.00%, 07/01/2035	3,150	3,490
Rev., 5.00%, 07/01/2036	3,000	3,303
Rev., 5.00%, 07/01/2037	2,250	2,459
West Virginia Hospital Finance Authority, Rev., 5.75%, 09/01/2043	5,250	5,651
West Virginia Hospital Finance Authority, Cabell Huntington Hospital, Rev., 5.00%, 01/01/2043	3,000	2,808
West Virginia Hospital Finance Authority, Improvement, University Health System Obligation, Rev., 5.00%, 06/01/2052	7,000	6,917
West Virginia Housing Development Fund, Sustainable Bonds, Series A, Rev., 4.40%, 11/01/2044	4,000	4,009
West Virginia Parkways Authority, Senior Lien, Rev., 5.00%, 06/01/2038	1,000	1,085

		42,343

Wisconsin — 2.2%
City of Milwaukee, Promissory Notes
Series N3, GO, 5.00%, 04/01/2031	5,500	6,079
Series N4, GO, 5.00%, 04/01/2030	10,150	11,032
City of Milwaukee, Sewerage System Revenue, Series S7, Rev., 5.00%, 06/01/2026	2,665	2,687
Milwaukee Metropolitan Sewerage District, Green Bond, Series A, GO, 3.00%, 10/01/2031	1,700	1,703
Milwaukee Metropolitan Sewerage District, Green Bond Climate Bond Certificate, GO, 4.00%, 10/01/2043	6,150	6,154
Public Finance Authority
Rev., 5.20%, 12/01/2037	2,450	2,507

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Wisconsin — continued
Rev., AMT, 5.75%, 06/30/2060	18,750	19,349
Rev., AMT, 5.75%, 12/31/2065	12,000	12,356
Rev., AMT, 6.50%, 06/30/2060	3,000	3,295
Rev., AMT, 6.50%, 12/31/2065	3,000	3,283
Public Finance Authority, A Challenge Foundation Academy
Rev., 6.63%, 07/01/2043 (e)	700	717
Rev., 6.88%, 07/01/2053 (e)	1,650	1,676
Public Finance Authority, Astro Texas Land Project, Rev., 5.00%, 12/15/2036 (e)	1,768	1,751
Public Finance Authority, Carmelite System, Social Bonds, Rev., 5.00%, 01/01/2045	1,105	1,103
Public Finance Authority, Celanese Project, Series C, Rev., AMT, 4.30%, 11/01/2030	5,350	5,348
Public Finance Authority, CFP3 Eastern Michigan University
Rev., BAM, 5.00%, 07/01/2029	500	535
Rev., BAM, 5.25%, 07/01/2034	260	290
Rev., BAM, 5.25%, 07/01/2042	5,625	5,944
Rev., BAM, 5.38%, 07/01/2047	8,025	8,351
Rev., BAM, 5.50%, 07/01/2052	6,005	6,269
Public Finance Authority, CHF Wilmington LLC University, Rev., 5.00%, 07/01/2053	3,970	3,973
Public Finance Authority, Duke Energy Progress, Rev., 3.70%, 10/01/2046 (z)	1,565	1,600
Public Finance Authority, Givens Estates, Rev., 4.00%, 12/01/2041	1,000	940
Public Finance Authority, Kahala Nui Project
Rev., 5.00%, 11/15/2040	450	476
Rev., 5.00%, 11/15/2041	715	746
Public Finance Authority, KU Campus Development Corp. Project
Rev., 5.00%, 03/01/2041	3,000	3,003
Rev., 5.00%, 03/01/2046	6,495	6,495
Public Finance Authority, Lake Norman Charter School, Rev., 5.00%, 06/15/2064	4,630	4,375
Public Finance Authority, Lenoir Rhyne University
Rev., 5.00%, 04/01/2036	1,625	1,680
Rev., 5.00%, 04/01/2037	1,705	1,748
Public Finance Authority, Miami Waterworld Center Project, Tax Allocation, 5.00%, 06/01/2041 (e)	4,570	4,644
Public Finance Authority, Point College Prep Project
Rev., 4.00%, 06/15/2030 (e)	200	184
Rev., 5.00%, 06/15/2041 (e)	250	218
Public Finance Authority, PRG Oxford Properties, LLC Project, Rev., BAM, 5.00%, 07/01/2045	1,275	1,313

SEE NOTES TO FINANCIAL STATEMENTS.

232	SIX CIRCLES TRUST	DECEMBER 31, 2025

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Wisconsin — continued
Public Finance Authority, Renown Regional Medical Center Project
Rev., 5.00%, 06/01/2026	500	504
Rev., 5.00%, 06/01/2027	425	437
Rev., 5.00%, 06/01/2028	600	630
Rev., 5.00%, 06/01/2034	1,000	1,071
Public Finance Authority, Senior Lien Grand Hyatt Sanitary
Rev., 5.00%, 02/01/2052	1,335	1,318
Rev., 5.00%, 02/01/2062	9,090	8,826
Public Finance Authority, Senior Lien, Grand Hyatt San Antonio Hotel Acquisition Project, Rev., 5.00%, 02/01/2042	4,000	4,093
Public Finance Authority, Two Steps Project, Rev., Zero Coupon, 12/15/2034 (e)	2,132	1,253
Public Finance Authority, United Methodist Retirement, Rev., 4.00%, 10/01/2026	60	60
Public Finance Authority, Waste Management, Inc. Project, Rev., AMT, 1.10%, 07/01/2029 (z)	1,445	1,428
State of Wisconsin
GO, 5.00%, 05/01/2026	7,000	7,057
Series 1, GO, 5.00%, 05/01/2027	2,400	2,480
Series 1, GO, 5.00%, 05/01/2030	1,000	1,107
Series 1, GO, 5.00%, 05/01/2035	1,375	1,628
Series 1, GO, 5.00%, 05/01/2036	1,000	1,171
Series 2, GO, 5.00%, 05/01/2034	1,000	1,155
Series 3, GO, 5.00%, 05/01/2037	3,000	3,481
Series 2024-2, GO, 5.00%, 05/01/2027	2,000	2,067
Series B, GO, 4.00%, 05/01/2039	500	506
Series B, GO, 5.00%, 05/01/2035	10,580	11,325
University of Wisconsin Hospitals & Clinics, Rev., 5.00%, 04/01/2027	900	925
University of Wisconsin Hospitals & Clinics, Green Bond University of Wisconsin Hospital, Rev., 4.00%, 04/01/2035	440	455
University of Wisconsin Hospitals & Clinics, Green Bonds, Rev., 4.00%, 04/01/2046	4,120	3,896
Wisconsin Center District, Capital Appreciation Senior Dedicated
Series C, Rev., Zero Coupon, 12/15/2036	1,550	1,038
Series C, Rev., Zero Coupon, 12/15/2039	1,750	1,000
Series C, Rev., Zero Coupon, 12/15/2040	1,650	886
Series D, Rev., Zero Coupon, 12/15/2028	545	500
Wisconsin Center District, Junior Dedicated, Series D, Rev., Zero Coupon, 12/15/2045	8,500	3,355
Wisconsin Department of Transportation, Series A, Rev., 5.00%, 07/01/2027	1,675	1,736
Wisconsin Health & Educational Facilities Authority
Rev., 4.50%, 11/15/2039	4,000	4,004

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Wisconsin — continued
Rev., 5.00%, 10/01/2029	5,940	6,396
Rev., 5.00%, 10/01/2030	6,355	6,965
Rev., 5.00%, 08/15/2040	7,000	7,760
Wisconsin Health & Educational Facilities Authority Revenue, Ascension Senior Credit Group, Rev., 5.00%, 11/15/2027	500	520
Wisconsin Health & Educational Facilities Authority, Advocate Aurora Health Care
Rev., 4.00%, 08/15/2035	1,250	1,260
Rev., 4.00%, 08/15/2037	1,605	1,611
Rev., 4.00%, 08/15/2038	1,680	1,682
Wisconsin Health & Educational Facilities Authority, Advocate Aurora Healthcare, Rev., 5.00%, 08/15/2054 (z)	2,590	2,616
Wisconsin Health & Educational Facilities Authority, Ascension Health, Rev., 4.00%, 11/15/2043 (p)	155	162
Wisconsin Health & Educational Facilities Authority, Ascension Health Credit Group
Rev., 4.00%, 11/15/2039	10,500	10,274
Rev., 5.00%, 11/15/2035	4,500	4,524
Wisconsin Health & Educational Facilities Authority, Ascension Senior Credit Group, Rev., 5.00%, 11/15/2036	1,500	1,507
Wisconsin Health & Educational Facilities Authority, Aspirus, Inc. Obligated Group, Rev., 5.00%, 08/15/2052	5,000	4,982
Wisconsin Health & Educational Facilities Authority, Bellin Memorial Hospital, Inc.
Rev., 5.00%, 12/01/2045	2,500	2,610
Series B, Rev., 5.25%, 12/01/2048	3,000	3,180
Wisconsin Health & Educational Facilities Authority, Beloit Health System, Inc., Rev., 4.00%, 07/01/2046	1,870	1,695
Wisconsin Health & Educational Facilities Authority, Forensic Science and Protective Medicine Facility Project, Rev., 5.00%, 08/01/2027 (e)	7,000	7,058
Wisconsin Health & Educational Facilities Authority, Froedtert Health, Series A, Rev., 4.00%, 04/01/2039	2,710	2,727
Wisconsin Health & Educational Facilities Authority, Froedtert Health, Inc.
Series A, Rev., 5.00%, 04/01/2030	1,280	1,400
Series A, Rev., 5.00%, 04/01/2033	1,010	1,137
Wisconsin Health & Educational Facilities Authority, Froedtert Health, Inc. Obligated
Rev., 4.00%, 04/01/2039	5,000	4,989
Rev., 5.00%, 04/01/2035	1,325	1,354
Wisconsin Health & Educational Facilities Authority, Gundersen Health System
Rev., 4.00%, 10/15/2035	545	560
Rev., 4.00%, 10/15/2036	2,100	2,146

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2025	SIX CIRCLES TRUST	233

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2025 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Wisconsin — continued
Wisconsin Health & Educational Facilities Authority, Marshfield Clinic Health System
Rev., 5.00%, 02/15/2047	8,955	8,973
Rev., 5.00%, 02/15/2051 (p) (z)	2,600	2,639
Series B, Rev., 5.00%, 02/15/2042	1,000	1,001
Series B, Rev., 5.00%, 02/15/2046	8,935	8,937
Wisconsin Health & Educational Facilities Authority, The Medical College of Wisconsin, Rev., 4.00%, 12/01/2046	3,000	2,695
Wisconsin Health & Educational Facilities Authority, The Milwaukee Regional Medical Center, Rev., 5.00%, 04/01/2044	2,500	2,533
Wisconsin Health & Educational Facilities Authority, Three Pillars Senior Living Communities, Rev., 4.19%, 08/15/2055	1,000	563
Wisconsin Health & Educational Facilities Authority, Unrefunded Ascension Health Alliance, Rev., 4.00%, 11/15/2043	1,890	1,800
Wisconsin Housing & Economic Development Authority
Rev., 5.00%, 08/01/2058 (z)	245	248
Series D, Rev., 4.00%, 03/01/2047	45	45
Wisconsin Housing & Economic Development Authority Home Ownership Revenue, Rev., GNMA/FNMA/FHLMC, 6.00%, 03/01/2055	1,940	2,103
Wisconsin Housing & Economic Development Authority Home Ownership Revenue, Sustainable Bond
Series A, Rev., GNMA/FNMA/FHLMC, 4.38%, 09/01/2044	7,000	7,041
Series C, Rev., GNMA/FNMA/FHLMC, 6.00%, 03/01/2055	690	754
Wisconsin Housing & Economic Development Authority Housing Revenue, Series E, Rev., HUD, 3.88%, 11/01/2054 (z)	735	735
Wisconsin Housing & Economic Development Authority, Social Bonds
Series A, Rev., 3.00%, 03/01/2052	520	512
Series C, Rev., GNMA/FHLMC/FNMA COLL, 3.00%, 09/01/2052	840	827

		321,737

Wyoming — 0.1%
Consolidated Municipalities Electric Power Systems Joint Powers Board, Rev., 5.25%, 06/01/2039	1,000	1,106
County of Laramie, Cheyenne Regional Medical Center, Rev., 4.00%, 05/01/2026	615	617
County of Sweetwater, Idaho Power Company Project, Rev., 1.70%, 07/15/2026	1,045	1,034

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Wyoming — continued
Wyoming Community Development Authority
Rev., 6.00%, 12/01/2054	460	500
Series 2, Rev., 3.00%, 06/01/2049	605	597
Series 2, Rev., VRDO, LIQ: Royal Bank of Canada, 3.25%, 01/07/2026 (z)	3,000	3,000
Series 3, Rev., GNMA/FHLMC/FNMA COLL, 3.00%, 06/01/2050	695	688
Series 3, Rev., GNMA/FNMA/FHLMC, 4.70%, 12/01/2043	5,000	5,101
Series 6, Rev., 3.90%, 12/01/2034	1,975	1,975

		14,618

Total Municipal Bonds (Cost $14,155,308)		14,094,099

	NUMBER OF WARRANTS
Warrant — 0.0% (g)
Industrial — 0.0% (g)
Transportation — 0.0% (g)
BL Train Holdings West LLC, expiring 11/26/2035 (a) (bb)
(Cost $— (h))	9	—	(h)

	PRINCIPAL AMOUNT($)
Short-Term Investments — 0.9%
Municipal Bonds — 0.1% (t)
City of Los Angeles, Rev., TRAN, 5.00%, 06/25/2026	18,500	18,750
Denton Independent School District, Series C, GO, PSF-GTD, 5.00%, 08/15/2026	1,000	1,014
Hampton Roads Sanitation District, Series A, Rev., 5.00%, 07/15/2026	1,505	1,525
Katy Independent School District, GO, PSF-GTD, 5.00%, 02/15/2026	1,000	1,003
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, Stone Bridge Lofts Project, Rev., 3.35%, 04/01/2026	750	750
Puerto Rico Electric Power Authority, Series AAA, Rev., 5.25%, 07/01/2026 (d)	2,450	1,635

Total Municipal Bonds		24,677

SEE NOTES TO FINANCIAL STATEMENTS.

234	SIX CIRCLES TRUST	DECEMBER 31, 2025

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Short-Term Investments — continued
Time Deposits — 0.8%
Brown Brothers Harriman & Co., 2.98%, 01/02/2026	—	(h)	—	(h)
Citibank NA, 2.98%, 01/02/2026	111,044		111,044
Sumitomo Mitsui Trust Bank Ltd., 2.98%, 01/02/2026	937		937

Total Time Deposits			111,981

Total Short-Term Investments (Cost $137,386)			136,658

Total Investments — 99.0% (Cost — $14,298,729)			14,236,775

Other Assets in Excess of Liabilities — 1.0%			149,529

NET ASSETS — 100.0%			$14,386,304

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2025

AMBAC	—	Insured by American Municipal Bond Assurance Corp.
AMT	—	Alternative Minimum Tax
BAM	—	Insured by Build America Mutual
BAN	—	Bond Anticipation Note
BHAC	—	Insured by Berkshire Hathaway Assurance Corp.
CNTY	—	County
COLL	—	Collateral
COP	—	Certificate of Participation
CR	—	Custodial Receipts
FHA	—	Federal Housing Administration
FHLMC	—	Federal Home Loan Mortgage Corp.
FNMA	—	Federal National Mortgage Association
GAN	—	Grant Anticipation Note
GNMA	—	Government National Mortgage Association
GO	—	General Obligation
GTD	—	Guaranteed
HUD	—	U.S. Department of Housing and Urban Development
LIQ	—	Liquidity Agreement
LOC	—	Letter of Credit
NATL	—	Insured by National Public Finance Guarantee Corp.
PSF	—	Permanent School Fund
Q-SBLF	—	Qualified School Bond Loan Fund
Rev.	—	Revenue
SCH BD GTY	—	School Bond Guaranty
SONYMA	—	State of New York Mortgage Agency
SOFR	—	Secured Overnight Financing Rate
TRAN	—	Tax & Revenue Anticipation Note

VRDO	—	Variable Rate Demand Obligation. The interest rate shown is the rate in effect as of December 31, 2025.
(a)	—	Non-income producing security.
(d)	—	Defaulted Security. Security has not paid its last interest payment and/or interest is not being accrued.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended.
(g)	—	Amount rounds to less than 0.05%.
(h)	—	Amount rounds to less than 500 shares/principal or $500.
(p)	—	Security is prerefunded or escrowed to maturity.
(t)	—	The date shown represents the earliest of the next put date, next demand date or final maturity date.
(w)	—	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(z)	—	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of December 31, 2025.
(aa)	—	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of December 31, 2025.
(bb)	—	Security has been valued using significant unobservable inputs.

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2025	SIX CIRCLES TRUST	235

Six Circles Credit Opportunities Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2025

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — 2.3%
Automobile ABS — 0.8%
AmeriCredit Automobile Receivables Trust,
Series 2023-1, Class C, 5.80%, 12/18/2028	240	244
Series 2024-1, Class A3, 5.43%, 01/18/2029	674	678
Avis Budget Rental Car Funding AESOP LLC, Series 2020-2A, Class A, 2.02%, 02/20/2027 (e)	383	383
Bayview Opportunity Master Fund VII LLC, Series 2024-CAR1, Class A, (United States 30 Day Average SOFR + 1.10%), 4.97%, 12/26/2031 (e) (aa)	275	276
CarMax Auto Owner Trust,
Series 2023-1, Class B, 4.98%, 01/16/2029	1,670	1,690
Series 2023-2, Class B, 5.18%, 11/15/2028	2,200	2,229
Series 2023-4, Class B, 6.39%, 05/15/2029	1,245	1,291
Series 2024-2, Class A3, 5.50%, 01/16/2029	1,002	1,016
CarMax Select Receivables Trust, Series 2024-A, Class A2A, 5.78%, 09/15/2027	86	86
Carvana Auto Receivables Trust, Series 2021-N1, Class A, 0.70%, 01/10/2028	21	21
Citizens Auto Receivables Trust,
Series 2023-1, Class A3, 5.84%, 01/18/2028 (e)	828	833
Series 2023-1, Class A4, 5.78%, 10/15/2030 (e)	1,000	1,016
Series 2023-2, Class A3, 5.83%, 02/15/2028 (e)	661	665
CPS Auto Receivables Trust, Series 2024-A, Class D, 6.13%, 04/15/2030 (e)	630	643
Drive Auto Receivables Trust, Series 2025-1, Class A2, 4.87%, 08/15/2028	203	203
Exeter Automobile Receivables Trust,
Series 2024-2A, Class C, 5.74%, 05/15/2029	737	743
Series 2024-3A, Class D, 5.98%, 09/16/2030	120	123
Series 2025-4A, Class A3, 4.39%, 09/17/2029	1,780	1,788
Ford Credit Auto Lease Trust, Series 2024-A, Class B, 5.29%, 06/15/2027	1,230	1,237
GLS Auto Receivables Issuer Trust, Series 2025-3A, Class A3, 4.44%, 03/15/2029 (e)	1,441	1,447
Huntington Bank Auto Credit-Linked Notes, Series 2024-1, Class B1, 6.15%, 05/20/2032 (e)	501	510

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Automobile ABS — continued
LAD Auto Receivables Trust,
Series 2023-3A, Class C, 6.43%, 12/15/2028 (e)	1,695	1,728
Series 2024-2A, Class A3, 5.61%, 08/15/2028 (e)	789	794
Series 2024-3A, Class A2, 4.64%, 11/15/2027 (e)	116	116
M&T Bank Auto Receivables Trust, Series 2025-1A, Class A3, 4.73%, 06/17/2030 (e)	240	243
Merchants Fleet Funding LLC, Series 2024-1A, Class A, 5.82%, 04/20/2037 (e)	979	986
Nissan Auto Receivables Owner Trust, Series 2023-B, Class A3, 5.93%, 03/15/2028	1,202	1,212
Octane Receivables Trust,
Series 2024-2A, Class A2, 5.80%, 07/20/2032 (e)	247	249
Series 2024-3A, Class A2, 4.94%, 05/20/2030 (e)	1,012	1,018
Santander Drive Auto Receivables Trust,
Series 2022-7, Class C, 6.69%, 03/17/2031	1,130	1,153
Series 2023-1, Class C, 5.09%, 05/15/2030	847	852
Series 2023-3, Class C, 5.77%, 11/15/2030	775	789
Series 2024-1, Class C, 5.45%, 03/15/2030	900	911
Series 2024-2, Class B, 5.78%, 07/16/2029	1,395	1,412
Series 2024-2, Class C, 5.84%, 06/17/2030	700	715
Series 2024-3, Class B, 5.55%, 09/17/2029	325	329
Series 2025-1, Class B, 4.88%, 03/17/2031	315	318
SFS Auto Receivables Securitization Trust, Series 2024-1A, Class A3, 4.95%, 05/21/2029 (e)	918	923
Western Funding Auto Loan Trust, Series 2025-1, Class A, 4.75%, 07/16/2035 (e)	1,025	1,034
Westlake Automobile Receivables Trust,
Series 2023-1A, Class D, 6.79%, 11/15/2028 (e)	560	573
Series 2023-3A, Class C, 6.02%, 09/15/2028 (e)	995	1,005
Series 2024-1A, Class B, 5.55%, 11/15/2027 (e)	1,360	1,366
Series 2024-1A, Class C, 5.65%, 02/15/2029 (e)	1,155	1,168

SEE NOTES TO FINANCIAL STATEMENTS.

236	SIX CIRCLES TRUST	DECEMBER 31, 2025

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
Automobile ABS — continued
Series 2024-1A, Class D, 6.02%, 10/15/2029 (e)	505	518
Series 2024-2A, Class D, 5.91%, 04/15/2030 (e)	590	602
Series 2025-2A, Class B, 4.63%, 01/15/2031 (e)	1,560	1,569
Westlake Flooring Master Trust, Series 2024-1A, Class A, 5.43%, 02/15/2028 (e)	1,110	1,112

Total Automobile ABS		39,817

Other ABS — 1.5%
Affirm Asset Securitization Trust, Series 2024-A, Class 1A, 5.61%, 02/15/2029 (e)	920	921
Affirm Master Trust,
Series 2025-1A, Class A, 4.99%, 02/15/2033 (e)	450	455
Series 2025-2A, Class A, 4.67%, 07/15/2033 (e)	750	755
AGL CLO 1 Ltd., (Cayman Islands), Series 2019-1A, Class ARR, (CME Term SOFR 3 Month + 1.20%), 5.08%, 10/20/2034 (e) (aa)	1,860	1,861
AGL CLO 14 Ltd., (Cayman Islands), Series 2021-14A, Class AR, (CME Term SOFR 3 Month + 1.13%), 5.00%, 12/02/2034 (e) (aa)	1,000	999
Allegany Park CLO Ltd., (Cayman Islands), Series 2019-1A, Class ARR, (CME Term SOFR 3 Month + 1.10%), 4.98%, 01/20/2035 (e) (aa)	250	250
Apidos CLO Xxv, (Cayman Islands), Series 2016-25A, Class A1R3, (CME Term SOFR 3 Month + 1.14%), 5.02%, 01/20/2037 (e) (aa)	500	499
ARES LX CLO Ltd., (Cayman Islands), Series 2021-60A, Class AR, (CME Term SOFR 3 Month + 1.18%), 5.06%, 07/18/2034 (e) (aa)	1,500	1,500
Ares LXV CLO Ltd., (Cayman Islands), Series 2022-65A, Class A1R, (CME Term SOFR 3 Month + 1.12%), 4.98%, 07/25/2034 (e) (aa)	290	290
Bain Capital Credit CLO 2019-1, (Cayman Islands), Series 2019-1A, Class AR2, (CME Term SOFR 3 Month + 1.23%), 5.11%, 04/19/2034 (e) (aa)	1,500	1,501
Bain Capital Credit CLO 2022-3 Ltd., (Jersey), Series 2022-3A, Class A1R, (CME Term SOFR 3 Month + 1.16%), 5.04%, 07/17/2035 (e) (aa)	870	869
Barings CLO Ltd. 2021-III, (Cayman Islands), Series 2021-3A, Class AR, (CME Term SOFR 3 Month + 1.13%), 5.01%, 01/18/2035 (e) (aa)	720	720

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Other ABS — continued
Battalion CLO IX Ltd., (Cayman Islands), Series 2015-9A, Class BRR, (CME Term SOFR 3 Month + 1.60%), 5.50%, 07/15/2031 (e) (aa)	1,050	1,053
Battalion CLO XI Ltd., (Cayman Islands), Series 2017-11A, Class AR2, (CME Term SOFR 3 Month + 1.13%), 5.00%, 04/24/2034 (e) (aa)	610	609
Black Diamond CLO 2021-1 Ltd., (Cayman Islands), Series 2021-1A, Class A1AR, (CME Term SOFR 3 Month + 1.25%), 5.11%, 11/22/2034 (e) (aa)	550	551
Canyon CLO 2020-2 Ltd., (Cayman Islands), Series 2020-2A, Class AR2, (CME Term SOFR 3 Month + 1.03%), 4.93%, 10/15/2034 (e) (aa)	2,550	2,545
Carlyle Global Market Strategies CLO 2015-4 Ltd., (Cayman Islands), Series 2015-4A, Class AJR3, (CME Term SOFR 3 Month + 1.20%), 5.08%, 07/20/2032 (e) (aa)	1,500	1,500
Carlyle Global Market Strategies CLO 2015-5 Ltd., (Cayman Islands), Series 2015-5A, Class A2R4, (CME Term SOFR 3 Month + 1.20%), 5.08%, 01/20/2032 (e) (aa)	1,490	1,490
Carlyle Global Market Strategies CLO 2016-1 Ltd., (Cayman Islands), Series 2016-1A, Class A1R3, (CME Term SOFR 3 Month + 1.09%), 4.97%, 04/20/2034 (e) (aa)	450	450
Carlyle US CLO 2021-9 Ltd., (Cayman Islands), Series 2021-9A, Class AR, (CME Term SOFR 3 Month + 1.11%), 4.99%, 10/20/2034 (e) (aa)	1,070	1,069
Cathedral Lake VI Ltd., (Cayman Islands), Series 2021-6A, Class ANR, (CME Term SOFR 3 Month + 1.20%), 5.06%, 04/25/2034 (e) (aa)	570	570
Clover CLO 2021-3 LLC, Series 2021-3A, Class AR, (CME Term SOFR 3 Month + 1.07%), 4.93%, 01/25/2035 (e) (aa)	940	939
Columbia Cent CLO 30 Ltd., (Cayman Islands), Series 2020-30A, Class A1R2, (CME Term SOFR 3 Month + 1.05%), 4.65%, 01/20/2034 (e) (aa)	850	849
Columbia Cent CLO 32 Ltd., (Cayman Islands), Series 2022-32A, Class A1R2, (CME Term SOFR 3 Month + 1.12%), 4.99%, 07/24/2034 (e) (aa)	940	939
Dell Equipment Finance Trust, Series 2023-3, Class D, 6.75%, 10/22/2029 (e)	1,005	1,013
Dryden 104 CLO Ltd., (Cayman Islands), Series 2022-104A, Class A1R, (CME Term SOFR 3 Month + 1.29%), 5.18%, 08/20/2034 (e) (aa)	980	981

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2025	SIX CIRCLES TRUST	237

Six Circles Credit Opportunities Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2025 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
Other ABS — continued
Dryden 86 CLO Ltd., (Cayman Islands), Series 2020-86A, Class A1R2, (CME Term SOFR 3 Month + 1.13%), 5.01%, 07/17/2034 (e) (aa)	1,260	1,259
Greywolf CLO IV Ltd., (Cayman Islands), Series 2019-1A, Class A2R2, (CME Term SOFR 3 Month + 1.80%), 5.68%, 04/17/2034 (e) (aa)	1,350	1,351
HPEFS Equipment Trust, Series 2025-1A, Class A3, 4.43%, 09/20/2032 (e)	560	564
IFC Emerging Markets Securitization Ltd., (Cayman Islands), Series 2025-1A, Class A, (CME Term SOFR 3 Month + 1.30%), 5.45%, 12/31/2035 (e) (aa)	700	699
KKR CLO 23 Ltd., (Cayman Islands), Series 23, Class BR, (CME Term SOFR 3 Month + 1.55%), 5.43%, 10/20/2031 (e) (aa)	1,190	1,191
KKR CLO 26 Ltd., (Cayman Islands), Series 26, Class ARR, (CME Term SOFR 3 Month + 1.10%), 5.00%, 10/15/2034 (e) (aa)	1,000	999
KKR CLO 40 Ltd., (Jersey), Series 40A, Class AR, (CME Term SOFR 3 Month + 1.30%), 5.18%, 10/20/2034 (e) (aa)	1,710	1,712
LCM Ltd., (Cayman Islands),
Series 33A, Class AR, (CME Term SOFR 3 Month + 1.18%), 5.06%, 07/20/2034 (e) (aa)	640	640
Series 35A, Class A1R, (CME Term SOFR 3 Month + 1.08%), 4.98%, 10/15/2034 (e) (aa)	680	679
Lendmark Funding Trust, Series 2021-2A, Class A, 2.00%, 04/20/2032 (e)	915	886
Madison Park Funding LVII Ltd., (Cayman Islands), Series 2022-57A, Class A1R, (CME Term SOFR 3 Month + 1.28%), 5.14%, 07/27/2034 (e) (aa)	1,770	1,771
Mariner Finance Issuance Trust,
Series 2021-AA, Class A, 1.86%, 03/20/2036 (e)	910	896
Series 2021-BA, Class A, 2.10%, 11/20/2036 (e)	1,395	1,359
Navesink CLO 4 Ltd., (Cayman Islands), Series 2025-4A, Class A1, (CME Term SOFR 3 Month + 1.28%), 5.20%, 10/15/2037 (e) (aa)	730	730
Neuberger Berman Loan Advisers CLO 50 Ltd., (Jersey), Series 2022-50A, Class AR, (CME Term SOFR 3 Month + 1.25%), 5.11%, 07/23/2036 (e) (aa)	2,280	2,281
Ocean Trails CLO XI, (Cayman Islands), Series 2021-11A, Class AR, (CME Term SOFR 3 Month + 1.03%), 4.91%, 07/20/2034 (e) (aa)	1,350	1,345

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Other ABS — continued
OCP CLO 2023-26 Ltd., (Jersey), Series 2023-26A, Class AR, (CME Term SOFR 3 Month + 1.08%), 4.96%, 04/17/2037 (e) (aa)	2,000	1,997
Octagon Investment Partners 41 Ltd., (Cayman Islands), Series 2019-2A, Class A1R2, (CME Term SOFR 3 Month + 1.09%), 4.99%, 10/15/2033 (e) (aa)	2,050	2,048
Octagon Investment Partners 44 Ltd., (Cayman Islands), Series 2019-1A, Class AR2, (CME Term SOFR 3 Month + 1.15%), 5.05%, 10/15/2034 (e) (aa)	720	720
Octagon Investment Partners 45 Ltd., (Cayman Islands), Series 2019-1A, Class A1RR, (CME Term SOFR 3 Month + 1.15%), 5.05%, 04/15/2035 (e) (aa)	800	799
OFSI BSL IX Ltd., (Cayman Islands), Series 2018-1A, Class AR, (CME Term SOFR 3 Month + 1.19%), 5.09%, 07/15/2031 (e) (aa)	2,593	2,593
OneMain Financial Issuance Trust,
Series 2019-2A, Class A, 3.14%, 10/14/2036 (e)	535	527
Series 2021-1A, Class A1, 1.55%, 06/16/2036 (e)	290	282
Series 2022-3A, Class A, 5.94%, 05/15/2034 (e)	165	166
Series 2023-1A, Class A, 5.50%, 06/14/2038 (e)	1,360	1,405
Parallel Ltd., (Cayman Islands), Series 2023-1A, Class A1R, (CME Term SOFR 3 Month + 1.39%), 5.27%, 07/20/2036 (e) (aa)	1,080	1,083
Regatta XXII Funding Ltd., (Cayman Islands), Series 2022-2A, Class A1R2, (CME Term SOFR 3 Month + 1.26%), 4.93%, 01/15/2039 (e) (aa)	5,000	5,000
Sandstone Peak Ltd., (Cayman Islands), Series 2021-1A, Class A1R, (CME Term SOFR 3 Month + 1.28%), 5.18%, 10/15/2034 (e) (aa)	2,500	2,503
Saratoga Investment Corp. Senior Loan Fund Ltd, (Cayman Islands), Series 2022-1A, Class A1R, (CME Term SOFR 3 Month + 1.39%), 5.34%, 10/20/2037 (e) (aa)	1,250	1,253
SCF Equipment Leasing LLC,
Series 2024-1A, Class A3, 5.52%, 01/20/2032 (e)	145	148
Series 2025-1A, Class A3, 5.11%, 11/21/2033 (e)	415	424
Signal Peak CLO 4 Ltd., (Cayman Islands), Series 2017-4A, Class AR2, (CME Term SOFR 3 Month + 1.12%), 4.98%, 10/26/2034 (e) (aa)	1,170	1,169

SEE NOTES TO FINANCIAL STATEMENTS.

238	SIX CIRCLES TRUST	DECEMBER 31, 2025

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
Other ABS — continued
Trinitas CLO XII Ltd., (Cayman Islands), Series 2020-12A, Class A1R2, (CME Term SOFR 3 Month + 1.05%), 4.91%, 04/25/2033 (e) (aa)	454	454
Trinitas CLO XVI Ltd., (Cayman Islands), Series 2021-16A, Class A1R, (CME Term SOFR 3 Month + 1.13%), 5.01%, 07/20/2034 (e) (aa)	850	849
Venture 28A CLO Ltd., (Cayman Islands),
Series 2017-28AA, Class A1RR, (CME Term SOFR 3 Month + 1.11%), 4.99%, 10/20/2034 (e) (aa)	1,000	999
Series 2017-28AA, Class A2RR, (CME Term SOFR 3 Month + 1.45%), 5.33%, 10/20/2034 (e) (aa)	2,200	2,210
Venture 45 CLO Ltd., (Jersey), Series 2022-45A, Class A1R, (CME Term SOFR 3 Month + 1.27%), 5.15%, 07/20/2035 (e) (aa)	580	581
Verizon Master Trust, Series 2024-7, Class A, 4.35%, 08/20/2032 (e)	235	237
Voya CLO 2016-1 Ltd., (Cayman Islands), Series 2016-1A, Class A1R, (CME Term SOFR 3 Month + 1.33%), 5.22%, 01/20/2031 (e) (aa)	669	669
Wellfleet CLO 2021-3 Ltd., (Cayman Islands), Series 2021-3A, Class AR, (CME Term SOFR 3 Month + 1.20%), 5.10%, 01/15/2035 (e) (aa)	940	940
Wind River 2021-4 CLO Ltd., (Cayman Islands), Series 2021-4A, Class AR, (CME Term SOFR 3 Month + 1.23%), 5.10%, 01/20/2035 (e) (aa)	320	320
Wind River 2022-1 CLO Ltd., (Cayman Islands), Series 2022-1A, Class AR, (CME Term SOFR 3 Month + 1.35%), 5.23%, 07/20/2035 (e) (aa)	2,250	2,251
Wingspire Equipment Finance LLC, Series 2025-1A, Class A2, 4.33%, 09/20/2033 (e)	1,390	1,392
Zais CLO 16 Ltd., (Cayman Islands), Series 2020-16A, Class A1R2, (CME Term SOFR 3 Month + 1.13%), 5.01%, 10/20/2034 (e) (aa)	710	709

Total Other ABS		77,268

Student Loan ABS — 0.0% (g)
Nelnet Student Loan Trust, Series 2021-A, Class APT1, 1.36%, 04/20/2062 (e)	276	261

Total Asset-Backed Securities (Cost $117,111)		117,346

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Collateralized Mortgage Obligations — 0.2%
WL Collateral CMO — 0.2%
Connecticut Avenue Securities Series, Series 2025-R01, Class 1M1, (United States 30 Day Average SOFR + 1.10%), 4.97%, 01/25/2045 (e) (aa)	73	73
Connecticut Avenue Securities Trust,
Series 2023-R01, Class 1M1, (United States 30 Day Average SOFR + 2.40%), 6.27%, 12/25/2042 (e) (aa)	217	222
Series 2024-R03, Class 2M1, (United States 30 Day Average SOFR + 1.15%), 5.02%, 03/25/2044 (e) (aa)	327	327
Series 2025-R02, Class 1A1, (United States 30 Day Average SOFR + 1.00%), 4.87%, 02/25/2045 (e) (aa)	240	240
FHLMC STACR REMIC Trust,
Series 2022-DNA1, Class M2, (United States 30 Day Average SOFR + 2.50%), 6.37%, 01/25/2042 (e) (aa)	324	329
Series 2022-DNA2, Class M2, (United States 30 Day Average SOFR + 3.75%), 7.62%, 02/25/2042 (e) (aa)	400	412
Series 2022-DNA3, Class M2, (United States 30 Day Average SOFR + 4.35%), 8.22%, 04/25/2042 (e) (aa)	175	182
Series 2023-HQA1, Class M1A, (United States 30 Day Average SOFR + 2.00%), 5.87%, 05/25/2043 (e) (aa)	201	203
Series 2024-DNA2, Class A1, (United States 30 Day Average SOFR + 1.25%), 5.12%, 05/25/2044 (e) (aa)	989	993
Series 2024-DNA3, Class A1, (United States 30 Day Average SOFR + 1.05%), 4.92%, 10/25/2044 (e) (aa)	278	278
Series 2024-DNA3, Class M1, (United States 30 Day Average SOFR + 1.00%), 4.87%, 10/25/2044 (e) (aa)	1	1
Series 2024-HQA1, Class M1, (United States 30 Day Average SOFR + 1.25%), 5.12%, 03/25/2044 (e) (aa)	356	356
Morgan Stanley Residential Mortgage Loan Trust, Series 2025-DSC3, Class A1, 4.91%, 09/25/2070 (e) (z)	658	658
OBX Trust,
Series 2025-NQM16, Class A1, 4.91%, 08/25/2065 (e) (z)	383	383
Series 2025-NQM17, Class A1FC, SUB, 4.85%, 08/25/2065 (e)	2,975	2,981
Series 2025-NQM21, Class A1FC, SUB, 4.92%, 10/25/2065 (e)	750	751
Towd Point Mortgage Trust, Series 2019-HY1, Class M2, (CME Term SOFR 1 Month + 2.11%), 5.85%, 10/25/2048 (e) (aa)	385	400

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2025	SIX CIRCLES TRUST	239

Six Circles Credit Opportunities Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2025 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Collateralized Mortgage Obligations — continued
WL Collateral CMO — continued
Verus Securitization Trust,
Series 2021-1, Class A1, 0.82%, 01/25/2066 (e) (z)	115	103
Series 2025-12, Class A1FC, SUB, 4.86%, 12/25/2070 (e)	1,000	1,001

Total WL Collateral CMO		9,893

Total Collateralized Mortgage Obligations (Cost $9,891)		9,893

Commercial Mortgage-Backed Securities — 0.8%
Commercial MBS — 0.8%
ACREC Ltd., (Cayman Islands), Series 2021-FL1, Class A, (CME Term SOFR 1 Month + 1.26%), 5.00%, 10/16/2036 (e) (aa)	128	128
Arbor Realty Commercial Real Estate Notes LLC, Series 2025-FL1, Class A, (CME Term SOFR 1 Month + 1.35%), 5.09%, 01/20/2043 (e) (aa)	460	459
ARDN Mortgage Trust, Series 2025-ARCP, Class A, (CME Term SOFR 1 Month + 1.75%), 5.50%, 06/15/2035 (e) (aa)	350	351
BANK5,
Series 2024-5YR11, Class A3, 5.89%, 11/15/2057	1,640	1,725
Series 2024-5YR8, Class A3, 5.88%, 08/15/2057	450	472
BBCMS Mortgage Trust,
Series 2024-5C29, Class A2, 4.74%, 09/15/2057	700	709
Series 2025-5C34, Class A3, 5.66%, 05/15/2058	550	576
Series 2025-5C33, Class A4, 5.84%, 03/15/2058	310	327
BDS LLC,
Series 2025-FL15, Class A, (CME Term SOFR 1 Month + 1.40%), 5.13%, 03/19/2043 (e) (aa)	590	591
Series 2025-FL16, Class A, (CME Term SOFR 1 Month + 1.40%), 5.40%, 07/19/2043 (e) (aa)	550	550
Benchmark Mortgage Trust,
Series 2018-B2, Class A5, 3.88%, 02/15/2051 (z)	90	89
Series 2019-B11, Class A5, 3.54%, 05/15/2052	410	398
Series 2024-V7, Class A3, 6.23%, 05/15/2056 (z)	690	728
Series 2024-V9, Class A3, 5.60%, 08/15/2057	1,000	1,040
Series 2024-V11, Class A3, 5.91%, 11/15/2057 (z)	1,020	1,073
Series 2025-V14, Class A4, 5.66%, 04/15/2057	700	733

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Commercial MBS — continued
Series 2025-V16, Class A3, 5.44%, 08/15/2058 (z)	470	489
Series 2025-V18, Class A3, 5.18%, 10/15/2058	1,110	1,144
BMO Mortgage Trust,
Series 2024-5C8, Class A3, 5.63%, 12/15/2057 (z)	1,410	1,469
Series 2025-5C11, Class A3, 5.67%, 07/15/2058	200	209
BX Commercial Mortgage Trust,
Series 2024-XL4, Class A, (CME Term SOFR 1 Month + 1.44%), 5.19%, 02/15/2039 (e) (aa)	204	204
Series 2024-XL5, Class A, (CME Term SOFR 1 Month + 1.39%), 5.14%, 03/15/2041 (e) (aa)	316	317
Series 2025-BCAT, Class A, (CME Term SOFR 1 Month + 1.38%), 5.13%, 08/15/2042 (e) (aa)	393	393
BX Trust,
Series 2019-OC11, Class E, 3.94%, 12/09/2041 (e) (z)	3,005	2,773
Series 2024-CNYN, Class A, (CME Term SOFR 1 Month + 1.44%), 5.19%, 04/15/2041 (e) (aa)	822	823
Series 2025-ROIC, Class A, (CME Term SOFR 1 Month + 1.14%), 4.89%, 03/15/2030 (e) (aa)	279	279
Series 2025-TAIL, Class A, (CME Term SOFR 1 Month + 1.40%), 5.15%, 06/15/2035 (e) (aa)	310	310
Cantor Commercial Real Estate Lending, Series 2019-CF3, Class A4, 3.01%, 01/15/2053	1,910	1,801
Citigroup Commercial Mortgage Trust,
Series 2016-GC36, Class A5, 3.62%, 02/10/2049	379	377
Series 2016-P4, Class A4, 2.90%, 07/10/2049	275	273
Series 2017-P7, Class A4, 3.71%, 04/14/2050	1,000	991
CONE Trust, Series 2024-DFW1, Class A, (CME Term SOFR 1 Month + 1.64%), 5.39%, 08/15/2041 (e) (aa)	300	300
DBC Mortgage Trust, Series 2025-DBC, Class A, (CME Term SOFR 1 Month + 1.35%), 5.10%, 11/15/2042 (e) (aa)	390	390
DBGS Mortgage Trust, Series 2018-C1, Class A4, 4.47%, 10/15/2051	1,260	1,261
FS Rialto Issuer LLC, Series 2025-FL10, Class A, (CME Term SOFR 1 Month + 1.39%), 5.12%, 08/19/2042 (e) (aa)	1,050	1,049

SEE NOTES TO FINANCIAL STATEMENTS.

240	SIX CIRCLES TRUST	DECEMBER 31, 2025

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Commercial Mortgage-Backed Securities — continued
Commercial MBS — continued
GS Mortgage Securities Trust,
Series 2017-GS6, Class A2, 3.16%, 05/10/2050	637	629
Series 2019-GSA1, Class A4, 3.05%, 11/10/2052	1,670	1,584
Hudson Yards Mortgage Trust, Series 2025-SPRL, Class A, 5.47%, 01/13/2040 (e) (z)	750	778
JPMDB Commercial Mortgage Securities Trust, Series 2017-C5, Class A4, 3.41%, 03/15/2050	565	559
KIND Commercial Mortgage Trust, Series 2024-1, Class A, (CME Term SOFR 1 Month + 1.89%), 5.64%, 08/15/2041 (e) (aa)	310	310
LoanCore Issuer Ltd., (Cayman Islands), Series 2022-CRE7, Class A, (United States 30 Day Average SOFR + 1.55%), 5.49%, 01/17/2037 (e) (aa)	162	162
MF1 LLC, Series 2022-FL9, Class A, (CME Term SOFR 1 Month + 2.15%), 5.88%, 06/19/2037 (e) (aa)	1,047	1,048
MF1 Ltd., (Cayman Islands), Series 2021-FL7, Class A, (CME Term SOFR 1 Month + 1.19%), 4.93%, 10/16/2036 (e) (aa)	29	29
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2016-C29, Class A4, 3.33%, 05/15/2049	900	895
Series 2025-5C1, Class A3, 5.64%, 03/15/2058	640	669
Morgan Stanley Capital I Trust, Series 2024-NSTB, Class A, 3.90%, 09/24/2057 (e) (z)	923	911
PFP Ltd., (Cayman Islands), Series 2025-12, Class A, (CME Term SOFR 1 Month + 1.49%), 5.22%, 12/18/2042 (e) (aa)	790	792
ROCK Trust, Series 2024-CNTR, Class A, 5.39%, 11/13/2041 (e)	720	740
SCG Trust, Series 2025-SNIP, Class A, (CME Term SOFR 1 Month + 1.50%), 5.25%, 09/15/2042 (e) (aa)	520	521
SWCH Commercial Mortgage Trust, Series 2025-DATA, Class A, (CME Term SOFR 1 Month + 1.44%), 5.19%, 02/15/2042 (e) (aa)	540	535
UBS Commercial Mortgage Trust,
Series 2018-C9, Class A4, 4.12%, 03/15/2051 (z)	660	653
Series 2019-C18, Class A4, 3.04%, 12/15/2052	50	47
US Bank NA, Series 2025-SUP1, Class B, 5.58%, 02/25/2032 (e)	275	275

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Commercial MBS — continued
Wells Fargo Commercial Mortgage Trust,
Series 2016-LC25, Class A4, 3.64%, 12/15/2059		500	496
Series 2017-C42, Class A3, 3.33%, 12/15/2050		958	946
Series 2019-C50, Class A5, 3.73%, 05/15/2052		90	88
Series 2019-C51, Class A3, 3.06%, 06/15/2052		717	690
Series 2025-5C4, Class A3, 5.67%, 05/15/2058		631	660

Total Commercial MBS			38,818

Total Commercial Mortgage-Backed Securities (Cost $38,467)			38,818

Convertible Bonds — 0.1%
Communications — 0.0% (g)
Media — 0.0% (g)
Cable One, Inc.,
Zero Coupon, 03/15/2026		165	162
1.13%, 03/15/2028		657	535

Total Communications			697

Consumer Cyclical — 0.0% (g)
Home Builders — 0.0% (g)
Meritage Homes Corp., 1.75%, 05/15/2028		781	768

Consumer Non-cyclical — 0.0% (g)
Commercial Services — 0.0% (g)
Block, Inc., Zero Coupon, 05/01/2026		566	555
Worldline SA, (France), Reg. S, Zero Coupon, 07/30/2026	EUR	22	26

Total Consumer Non-cyclical			581

Energy — 0.1%
Energy — Alternate Sources — 0.1%
XPLR Infrastructure LP, 2.50%, 06/15/2026 (e)		2,447	2,401

Financial — 0.0% (g)
Real Estate — 0.0% (g)
Vonovia SE, (Germany), Reg. S, 0.88%, 05/20/2032	EUR	100	114

REITS — 0.0% (g)
Digital Realty Trust LP, 1.88%, 11/15/2029 (e)		151	153

Total Financial			267

Industrial — 0.0% (g)
Transportation — 0.0% (g)
Ocado Group plc, (United Kingdom), Reg. S, 6.25%, 08/06/2029	GBP	200	245

Total Convertible Bonds (Cost $5,001)			4,959

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2025	SIX CIRCLES TRUST	241

Six Circles Credit Opportunities Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2025 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Corporate Bonds — 69.2%
Basic Materials — 2.8%
Chemicals — 1.2%
Advancion Sciences, Inc., 9.25% (cash), 11/01/2026 (e) (v)		518	452
Ashland, Inc., 6.88%, 05/15/2043		1,225	1,286
ASK Chemicals Deutschland Holding GmbH, (Germany), Reg. S, 10.00%, 11/15/2029	EUR	850	984
Axalta Coating Systems Dutch Holding B BV, (Netherlands), 7.25%, 02/15/2031 (e)		100	106
Axalta Coating Systems LLC, 3.38%, 02/15/2029 (e)		643	619
Axalta Coating Systems LLC / Axalta Coating Systems Dutch Holding B BV, (Multinational), 4.75%, 06/15/2027 (e)		172	172
Celanese US Holdings LLC,
1.40%, 08/05/2026		248	244
5.00%, 04/15/2031	EUR	500	573
6.50%, 04/15/2030		48	48
6.75%, 04/15/2033		618	615
6.83%, 07/15/2029		162	170
6.85%, 11/15/2028		303	317
6.88%, 07/15/2032		190	198
7.00%, 02/15/2031		100	102
7.05%, 11/15/2030		230	244
7.20%, 11/15/2033		195	206
7.38%, 02/15/2034		431	438
Cerdia Finanz GmbH, (Germany), 9.38%, 10/03/2031 (e)		150	155
Chemours Co. (The),
4.63%, 11/15/2029 (e)		64	58
5.38%, 05/15/2027		1,905	1,910
5.75%, 11/15/2028 (e)		1,085	1,055
8.00%, 01/15/2033 (e)		555	537
Consolidated Energy Finance SA, (Luxembourg),
5.63%, 10/15/2028 (e)		40	26
12.00%, 02/15/2031 (e)		70	49
CVR Partners LP / CVR Nitrogen Finance Corp., 6.13%, 06/15/2028 (e)		217	218
Element Solutions, Inc., 3.88%, 09/01/2028 (e)		3,115	3,045
EQUATE Petrochemical Co. KSC, (Kuwait), Reg. S, 4.25%, 11/03/2026		427	426
FIS Fabbrica Italiana Sintetici SpA, (Italy), Reg. S, 5.63%, 08/01/2027	EUR	100	118
FMC Corp.,
3.45%, 10/01/2029		59	52
4.50%, 10/01/2049		88	56
5.65%, 05/18/2033		68	60
6.38%, 05/18/2053		88	66
(CMT Index 5 Year + 4.37%), 8.45%, 11/01/2055 (aa)		200	158
GC Treasury Center Co. Ltd., (Thailand),
(CMT Index 5 Year + 2.82%), 6.50%, 09/10/2030 (e) (x) (aa)		1,000	1,011

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Chemicals — continued
(CMT Index 5 Year + 3.16%), 7.13%, 03/10/2035 (e) (x) (aa)		1,000	1,017
HB Fuller Co.,
4.00%, 02/15/2027		40	40
4.25%, 10/15/2028		72	71
Herens Holdco Sarl, (Luxembourg), 4.75%, 05/15/2028 (e)		394	342
Herens Midco Sarl, (Luxembourg), Reg. S, 5.25%, 05/15/2029	EUR	1,000	653
Huntsman International LLC,
2.95%, 06/15/2031		97	82
4.50%, 05/01/2029		159	152
ICL Group Ltd., (Israel), Reg. S, 6.38%, 05/31/2038 (e)		4,700	4,864
INEOS Finance plc, (United Kingdom),
Reg. S, 6.38%, 04/15/2029	EUR	3,125	3,222
Reg. S, 6.63%, 05/15/2028	EUR	400	435
6.75%, 05/15/2028 (e)		63	56
7.50%, 04/15/2029 (e)		99	86
INEOS Quattro Finance 2 Plc, (United Kingdom),
Reg. S, 8.50%, 03/15/2029	EUR	1,150	1,074
9.63%, 03/15/2029 (e)		62	43
Ingevity Corp., 3.88%, 11/01/2028 (e)		90	88
Innophos Holdings, Inc., 11.50%, 06/15/2029 (e)		80	75
Inversion Escrow Issuer LLC, 6.75%, 08/01/2032 (e)		2,047	2,040
Lune Holdings Sarl, (Luxembourg), Reg. S, 5.63%, 11/15/2028	EUR	211	29
Mativ Holdings, Inc., 8.00%, 10/01/2029 (e)		494	499
Methanex US Operations, Inc., 6.25%, 03/15/2032 (e)		809	833
Minerals Technologies, Inc., 5.00%, 07/01/2028 (e)		103	102
Nufarm Australia Ltd. / Nufarm Americas, Inc., (Australia), 5.00%, 01/27/2030 (e)		60	55
OCP SA, (Morocco),
Reg. S, 3.75%, 06/23/2031		4,400	4,116
Reg. S, 5.13%, 06/23/2051		4,900	4,048
Olin Corp., 6.63%, 04/01/2033 (e)		60	60
Olympus Water US Holding Corp., 4.25%, 10/01/2028 (e)		630	612
Reg. S, 5.38%, 10/01/2029	EUR	100	109
6.25%, 10/01/2029 (e)		60	58
7.25%, 06/15/2031 (e)		3,602	3,685
7.25%, 02/15/2033 (e)		3,867	3,886
Perimeter Holdings LLC, 6.25%, 01/15/2034 (e) (w)		1,638	1,630
Rain Carbon, Inc., 12.25%, 09/01/2029 (e)		28	29
Sasol Financing USA LLC, Reg. S, 8.75%, 05/03/2029		3,700	3,756

SEE NOTES TO FINANCIAL STATEMENTS.

242	SIX CIRCLES TRUST	DECEMBER 31, 2025

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Corporate Bonds — continued
Chemicals — continued
SCIH Salt Holdings, Inc.,
4.88%, 05/01/2028 (e)		164	164
6.63%, 05/01/2029 (e)		140	141
SK Invictus Intermediate II Sarl, (Luxembourg), 5.00%, 10/30/2029 (e)		2,218	2,197
SNF Group SACA, (France), 3.38%, 03/15/2030 (e)		524	490
Solstice Advanced Materials, Inc., 5.63%, 09/30/2033 (e)		1,000	1,009
Tronox, Inc.,
4.63%, 03/15/2029 (e)		610	427
9.13%, 09/30/2030 (e)		86	86
Vibrantz Technologies, Inc., 9.00%, 02/15/2030 (e)		83	28
WR Grace Holdings LLC,
4.88%, 06/15/2027 (e)		957	954
5.63%, 08/15/2029 (e)		2,763	2,630
6.63%, 08/15/2032 (e)		1,266	1,282
7.38%, 03/01/2031 (e)		43	44

			63,073

Forest Products & Paper — 0.0% (g)
Ahlstrom Holding 3 Oy, (Finland), 4.88%, 02/04/2028 (e)		14	14
Domtar Corp., 6.75%, 10/01/2028 (e)		99	83
Fedrigoni SpA, (Italy), Reg. S, 6.13%, 06/15/2031	EUR	100	115
Fiber Midco SpA, (Italy), Reg. S, 10.75% (PIK), 06/15/2029 (v)	EUR	100	90
Magnera Corp.,
4.75%, 11/15/2029 (e)		47	43
7.25%, 11/15/2031 (e)		1,063	1,044
Mercer International, Inc., 12.88%, 10/01/2028 (e)		65	50

			1,439

Iron/Steel — 0.5%
Algoma Steel, Inc., (Canada), 9.13%, 04/15/2029 (e)		15	13
Big River Steel LLC / BRS Finance Corp., 6.63%, 01/31/2029 (e)		3,124	3,147
Carpenter Technology Corp., 5.63%, 03/01/2034 (e)		668	678
Celsa Opco SA, (Spain), 8.25%, 12/15/2030 (e)	EUR	4,235	5,156
Champion Iron Canada, Inc., (Canada), 7.88%, 07/15/2032 (e)		680	722
Cleveland-Cliffs, Inc.,
4.63%, 03/01/2029 (e)		30	30
4.88%, 03/01/2031 (e)		20	19
6.25%, 10/01/2040		30	26
6.75%, 04/15/2030 (e)		1,300	1,337
6.88%, 11/01/2029 (e)		1,492	1,545
7.00%, 03/15/2032 (e)		110	113
7.38%, 05/01/2033 (e)		515	536

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Iron/Steel — continued
7.50%, 09/15/2031 (e)	1,000	1,055
7.63%, 01/15/2034 (e)	98	102
Commercial Metals Co.,
5.75%, 11/15/2033 (e)	1,244	1,272
6.00%, 12/15/2035 (e)	1,267	1,300
CSN Inova Ventures, (Cayman Islands), Reg. S, 6.75%, 01/28/2028	2,000	1,852
CSN Resources SA, (Luxembourg), Reg. S, 7.63%, 04/17/2026	975	964
Infrabuild Australia Pty Ltd., (Australia), 14.50%, 11/15/2028 (e)	137	145
Mineral Resources Ltd., (Australia),
7.00%, 04/01/2031 (e)	121	126
8.00%, 11/01/2027 (e)	105	107
8.50%, 05/01/2030 (e)	136	141
9.25%, 10/01/2028 (e)	1,968	2,066
United States Steel Corp.,
6.65%, 06/01/2037	60	64
6.88%, 03/01/2029	70	70
Vale Overseas Ltd., (Cayman Islands), 6.40%, 06/28/2054	862	880

		23,466

Mining — 1.1%
Alcoa Nederland Holding BV, (Netherlands),
4.13%, 03/31/2029 (e)	55	54
7.13%, 03/15/2031 (e)	140	149
Alumina Pty Ltd., (Australia),
6.13%, 03/15/2030 (e)	80	83
6.38%, 09/15/2032 (e)	60	62
Antofagasta plc, (United Kingdom), Reg. S, 2.38%, 10/14/2030	4,900	4,441
Aris Mining Corp., (Canada), 8.00%, 10/31/2029 (e)	249	260
Arsenal AIC Parent LLC,
8.00%, 10/01/2030 (e)	455	483
11.50%, 10/01/2031 (e)	3,565	3,923
Capstone Copper Corp., (Canada), 6.75%, 03/31/2033 (e)	438	455
Century Aluminum Co., 6.88%, 08/01/2032 (e)	365	376
Coeur Mining, Inc., 5.13%, 02/15/2029 (e)	259	257
Compass Minerals International, Inc.,
6.75%, 12/01/2027 (e)	20	20
8.00%, 07/01/2030 (e)	140	146
Constellium SE, (France),
3.75%, 04/15/2029 (e)	50	48
5.63%, 06/15/2028 (e)	11	11
6.38%, 08/15/2032 (e)	1,814	1,873
Corp. Nacional del Cobre de Chile, (Chile),
Reg. S, 4.50%, 08/01/2047	4,800	3,936
Reg. S, 5.95%, 01/08/2034	2,200	2,300
Eldorado Gold Corp., (Canada), 6.25%, 09/01/2029 (e)	1,553	1,566

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2025	SIX CIRCLES TRUST	243

Six Circles Credit Opportunities Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2025 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Corporate Bonds — continued
Mining — continued
ERO Copper Corp., (Canada), 6.50%, 02/15/2030 (e)		1,187	1,184
First Quantum Minerals Ltd., (Canada),
7.25%, 02/15/2034 (e)		2,379	2,501
8.00%, 03/01/2033 (e)		1,551	1,657
8.63%, 06/01/2031 (e)		550	579
9.38%, 03/01/2029 (e)		2,344	2,468
Fortescue Treasury Pty Ltd., (Australia), 4.38%, 04/01/2031 (e)		79	76
Freeport Indonesia PT, (Indonesia), Reg. S, 4.76%, 04/14/2027		1,400	1,403
Glencore Funding LLC,
4.00%, 03/27/2027 (e)		746	745
5.19%, 04/01/2030 (e)		347	357
5.34%, 04/04/2027 (e)		176	179
5.37%, 04/04/2029 (e)		973	1,005
5.40%, 05/08/2028 (e)		159	163
6.13%, 10/06/2028 (e)		83	87
Hecla Mining Co., 7.25%, 02/15/2028		512	515
Hudbay Minerals, Inc., (Canada),
4.50%, 04/01/2026 (e)		2,237	2,239
6.13%, 04/01/2029 (e)		1,761	1,784
Indonesia Asahan Aluminium PT / Mineral Industri Indonesia Persero PT, (Indonesia),
Reg. S, 5.45%, 05/15/2030		3,300	3,406
Reg. S, 5.80%, 05/15/2050		1,600	1,561
Ivanhoe Mines Ltd., (Canada), 7.88%, 01/23/2030 (e)		1,400	1,445
JW Aluminum Continuous Cast Co., 10.25%, 04/01/2030 (e)		125	131
Kaiser Aluminum Corp.,
4.50%, 06/01/2031 (e)		1,669	1,613
5.88%, 03/01/2034 (e)		1,501	1,505
New Gold, Inc., (Canada), 6.88%, 04/01/2032 (e)		1,878	1,993
Novelis Corp.,
3.88%, 08/15/2031 (e)		1,566	1,427
4.75%, 01/30/2030 (e)		2,274	2,197
6.38%, 08/15/2033 (e)		1,640	1,662
6.88%, 01/30/2030 (e)		466	484
Novelis Sheet Ingot GmbH, (Germany), Reg. S, 3.38%, 04/15/2029	EUR	300	344
Perenti Finance Pty Ltd., (Australia), 7.50%, 04/26/2029 (e)		50	52
Stillwater Mining Co., Reg. S, 4.00%, 11/16/2026		970	960
Taseko Mines Ltd., (Canada), 8.25%, 05/01/2030 (e)		284	302

			56,467

Total Basic Materials			144,445

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Communications — 11.7%
Advertising — 0.3%
Advantage Sales & Marketing, Inc., 6.50%, 11/15/2028 (e)		60	49
Clear Channel Outdoor Holdings, Inc.,
7.13%, 02/15/2031 (e)		1,900	1,990
7.50%, 06/01/2029 (e)		2,137	2,122
7.50%, 03/15/2033 (e)		1,959	2,072
7.75%, 04/15/2028 (e)		714	715
7.88%, 04/01/2030 (e)		1,828	1,925
CMG Media Corp., 8.88%, 06/18/2029 (e)		428	366
Dotdash Meredith, Inc., 7.63%, 06/15/2032 (e)		92	84
Lamar Media Corp.,
3.63%, 01/15/2031		180	169
3.75%, 02/15/2028		190	186
4.00%, 02/15/2030		180	174
4.88%, 01/15/2029		130	130
5.38%, 11/01/2033 (e)		208	207
Neptune Bidco US, Inc.,
9.29%, 04/15/2029 (e)		521	522
10.38%, 05/15/2031 (e)		538	551
Outfront Media Capital LLC / Outfront Media Capital Corp.,
4.25%, 01/15/2029 (e)		627	611
4.63%, 03/15/2030 (e)		725	708
5.00%, 08/15/2027 (e)		100	100
7.38%, 02/15/2031 (e)		70	74
Stagwell Global LLC, 5.63%, 08/15/2029 (e)		170	166
Summer BC Holdco B Sarl, (Luxembourg), Reg. S, 5.88%, 02/15/2030	EUR	1,250	1,354

			14,275

Internet — 1.7%
ANGI Group LLC, 3.88%, 08/15/2028 (e)		339	313
AppLovin Corp., 5.13%, 12/01/2029		1,854	1,904
Arches Buyer, Inc.,
4.25%, 06/01/2028 (e)		130	127
6.13%, 12/01/2028 (e)		90	88
Beignet Investor LLC, 6.58%, 05/30/2049 (e)		23,115	24,491
Cablevision Lightpath LLC,
3.88%, 09/15/2027 (e)		1,110	1,084
5.63%, 09/15/2028 (e)		730	713
Cars.com, Inc., 6.38%, 11/01/2028 (e)		69	69
Cogent Communications Group LLC / Cogent Finance, Inc.,
6.50%, 07/01/2032 (e)		80	75
7.00%, 06/15/2027 (e)		115	115
eDreams ODIGEO SA, (Spain), Reg. S, 4.88%, 12/30/2030	EUR	2,050	2,243
Engineering — Ingegneria Informatica — SpA, (Italy),
Reg. S, 8.63%, 02/15/2030	EUR	2,875	3,623
Reg. S, 11.13%, 05/15/2028	EUR	117	146

SEE NOTES TO FINANCIAL STATEMENTS.

244	SIX CIRCLES TRUST	DECEMBER 31, 2025

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Corporate Bonds — continued
Internet — continued
Future plc, (United Kingdom), Reg. S, 6.75%, 07/10/2030	GBP	1,475	1,976
Gen Digital, Inc.,
6.25%, 04/01/2033 (e)		938	967
6.75%, 09/30/2027 (e)		250	254
7.13%, 09/30/2030 (e)		190	196
Getty Images, Inc.,
10.50%, 11/15/2030 (e)		316	319
11.25%, 02/21/2030 (e)		90	84
14.00%, 03/01/2028 (e)		48	45
Go Daddy Operating Co. LLC / GD Finance Co., Inc.,
3.50%, 03/01/2029 (e)		781	749
5.25%, 12/01/2027 (e)		100	100
ION Platform Finance US, Inc. / ION Platform Finance Sarl,
4.63%, 05/01/2028 (e)		60	56
5.00%, 05/01/2028 (e)		785	729
5.75%, 05/15/2028 (e)		74	70
8.75%, 05/01/2029 (e)		1,029	1,042
9.00%, 08/01/2029 (e)		308	303
9.50%, 05/30/2029 (e)		407	409
Match Group Holdings II LLC,
3.63%, 10/01/2031 (e)		225	206
4.13%, 08/01/2030 (e)		160	152
4.63%, 06/01/2028 (e)		90	89
5.00%, 12/15/2027 (e)		36	36
5.63%, 02/15/2029 (e)		110	110
6.13%, 09/15/2033 (e)		885	896
Newfold Digital Holdings Group, Inc., 11.75%, 04/30/2029 (e)		112	80
Prosus NV, (Netherlands), 3.26%, 01/19/2027 (e)		400	394
Reg. S, 3.26%, 01/19/2027		3,100	3,056
Reg. S, 4.99%, 01/19/2052		3,800	3,021
Rakuten Group, Inc., (Japan),
Reg. S, (EUR Swap Rate 5 Year + 4.74%), 4.25%, 04/22/2027 (x) (aa)	EUR	4,528	5,162
(CMT Index 5 Year + 4.96%), 6.25%, 04/22/2031 (e) (x) (aa)		152	145
(CMT Index 5 Year + 4.25%), 8.13%, 12/15/2029 (e) (x) (aa)		443	456
9.75%, 04/15/2029 (e)		1,021	1,142
11.25%, 02/15/2027 (e)		1,953	2,088
Snap, Inc.,
6.88%, 03/01/2033 (e)		1,380	1,430
6.88%, 03/15/2034 (e)		702	723
Uber Technologies, Inc., 4.50%, 08/15/2029 (e)		1,547	1,547
United Group BV, (Netherlands),
Reg. S, 5.25%, 02/01/2030	EUR	10,765	12,606
Reg. S, 6.50%, 10/31/2031	EUR	5,884	7,058
Reg. S, 6.75%, 02/15/2031	EUR	1,700	2,053

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Internet — continued
Wayfair LLC,
6.75%, 11/15/2032 (e)		142	146
7.25%, 10/31/2029 (e)		122	127
7.75%, 09/15/2030 (e)		102	109
Ziff Davis, Inc., 4.63%, 10/15/2030 (e)		70	67
ZipRecruiter, Inc., 5.00%, 01/15/2030 (e)		80	63

			85,252

Media — 2.7%
AMC Networks, Inc.,
4.25%, 02/15/2029		40	36
10.25%, 01/15/2029 (e)		40	42
10.50%, 07/15/2032 (e)		21	23
Arqiva Broadcast Finance plc, (United Kingdom), Reg. S, 8.63%, 07/01/2030	GBP	900	1,249
Beasley Mezzanine Holdings LLC, 9.20%, 08/01/2028 (e)		30	11
Belo Corp.,
7.25%, 09/15/2027		140	145
7.75%, 06/01/2027		130	136
Block Communications, Inc., 4.88%, 03/01/2028 (e)		80	75
Cable One, Inc., 4.00%, 11/15/2030 (e)		30	23
CCO Holdings LLC / CCO Holdings Capital Corp.,
4.25%, 02/01/2031 (e)		3,967	3,646
4.25%, 01/15/2034 (e)		2,285	1,943
4.50%, 08/15/2030 (e)		852	802
4.50%, 05/01/2032		2,951	2,649
4.50%, 06/01/2033 (e)		990	867
4.75%, 03/01/2030 (e)		726	693
4.75%, 02/01/2032 (e)		1,359	1,242
5.00%, 02/01/2028 (e)		4,208	4,175
5.13%, 05/01/2027 (e)		1,998	1,995
5.38%, 06/01/2029 (e)		190	188
5.50%, 05/01/2026 (e)		1,000	1,002
6.38%, 09/01/2029 (e)		1,512	1,533
7.38%, 03/01/2031 (e)		162	165
CSC Holdings LLC,
3.38%, 02/15/2031 (e)		125	76
4.13%, 12/01/2030 (e)		135	83
4.50%, 11/15/2031 (e)		190	116
4.63%, 12/01/2030 (e)		7,790	2,782
5.00%, 11/15/2031 (e)		1,760	621
5.38%, 02/01/2028 (e)		720	522
5.50%, 04/15/2027 (e)		2,570	2,203
5.75%, 01/15/2030 (e)		2,275	841
6.50%, 02/01/2029 (e)		476	315
7.50%, 04/01/2028 (e)		130	76
11.25%, 05/15/2028 (e)		2,320	1,845
11.75%, 01/31/2029 (e)		1,159	861
Cumulus Media New Holdings, Inc., 8.00%, 07/01/2029 (e)		40	11

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2025	SIX CIRCLES TRUST	245

Six Circles Credit Opportunities Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2025 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Corporate Bonds — continued
Media — continued
Digi Romania SA, (Romania), 4.63%, 10/29/2031 (e)	EUR	3,550	4,162
Directv Financing LLC, 8.88%, 02/01/2030 (e)		1,495	1,513
Directv Financing LLC / Directv Financing Co-Obligor, Inc.,
5.88%, 08/15/2027 (e)		2,035	2,047
10.00%, 02/15/2031 (e)		906	926
Discovery Communications LLC,
3.63%, 05/15/2030		152	140
3.95%, 03/20/2028		515	506
4.13%, 05/15/2029		83	80
5.00%, 09/20/2037		63	50
5.30%, 05/15/2049		60	41
6.35%, 06/01/2040		111	91
DISH DBS Corp.,
5.13%, 06/01/2029		237	211
5.25%, 12/01/2026 (e)		2,346	2,275
5.75%, 12/01/2028 (e)		2,962	2,908
7.38%, 07/01/2028		175	169
7.75%, 07/01/2026		10,083	9,960
DISH Network Corp., 11.75%, 11/15/2027 (e)		6,037	6,283
EW Scripps Co. (The), 9.88%, 08/15/2030 (e)		140	140
Gray Media, Inc.,
4.75%, 10/15/2030 (e)		120	93
5.38%, 11/15/2031 (e)		713	535
7.25%, 08/15/2033 (e)		1,841	1,881
9.63%, 07/15/2032 (e)		1,404	1,461
10.50%, 07/15/2029 (e)		173	186
iHeartCommunications, Inc.,
4.75%, 01/15/2028 (e)		50	46
7.00%, 01/15/2031 (e)		30	24
7.75%, 08/15/2030 (e)		120	105
9.13%, 05/01/2029 (e)		114	110
10.88%, 05/01/2030 (e)		123	106
LCPR Senior Secured Financing DAC, (Ireland),
5.13%, 07/15/2029 (e)		90	56
6.75%, 10/15/2027 (e)		1,317	920
McGraw-Hill Education, Inc.,
5.75%, 08/01/2028 (e)		110	111
7.38%, 09/01/2031 (e)		100	105
8.00%, 08/01/2029 (e)		139	140
Midcontinent Communications, 8.00%, 08/15/2032 (e)		124	127
Nexstar Media, Inc.,
4.75%, 11/01/2028 (e)		324	322
5.63%, 07/15/2027 (e)		584	585
Paramount Global,
2.90%, 01/15/2027		126	124
3.70%, 06/01/2028		657	642
4.20%, 06/01/2029		373	364

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Media — continued
(IBOR USD 3 Month + 3.90%), 6.25%, 02/28/2057 (aa)		208	186
(CMT Index 5 Year + 4.00%), 6.38%, 03/30/2062 (aa)		450	418
7.88%, 07/30/2030		285	308
Radiate Holdco LLC / Radiate Finance, Inc., 9.25% (Blend (cash 6.00% + PIK 3.25%)), 03/25/2030 (e) (v)		512	312
Scripps Escrow II, Inc.,
3.88%, 01/15/2029 (e)		4	4
5.38%, 01/15/2031 (e)		70	53
Sinclair Television Group, Inc.,
4.38%, 12/31/2032 (e)		67	53
5.50%, 03/01/2030 (e)		70	63
8.13%, 02/15/2033 (e)		1,998	2,087
9.75%, 02/15/2033 (e)		60	67
Sirius XM Radio LLC,
3.13%, 09/01/2026 (e)		541	536
3.88%, 09/01/2031 (e)		148	136
4.00%, 07/15/2028 (e)		666	651
4.13%, 07/01/2030 (e)		180	171
5.00%, 08/01/2027 (e)		953	956
5.50%, 07/01/2029 (e)		90	91
Summer BidCo BV, (Netherlands), Reg. S, 10.00% (cash), 02/15/2029 (v)	EUR	5,856	6,947
Sunrise FinCo. I BV, (Netherlands), 4.88%, 07/15/2031 (e)		816	777
TEGNA, Inc.,
4.63%, 03/15/2028		184	182
5.00%, 09/15/2029		136	135
Tele Columbus AG, (Germany), Reg. S, 10.00% (PIK), 01/01/2029 (v)	EUR	2,216	1,713
Telenet Finance Luxembourg Notes Sarl, (Luxembourg), 5.50%, 03/01/2028 (e)		200	199
Univision Communications, Inc.,
4.50%, 05/01/2029 (e)		236	227
7.38%, 06/30/2030 (e)		140	142
8.00%, 08/15/2028 (e)		3,296	3,414
8.50%, 07/31/2031 (e)		944	986
9.38%, 08/01/2032 (e)		2,745	2,949
UPCB Finance VII Ltd., (Cayman Islands), Reg. S, 3.63%, 06/15/2029	EUR	3,691	4,317
Urban One, Inc., 7.63%, 04/01/2031 (e) (bb)		33	17
Versant Media Group, Inc., 7.25%, 01/30/2031 (e)		542	559
Virgin Media Finance plc, (United Kingdom),
Reg. S, 3.75%, 07/15/2030	EUR	1,501	1,647
5.00%, 07/15/2030 (e)		160	141
Virgin Media Secured Finance plc, (United Kingdom),
Reg. S, 4.25%, 01/15/2030	GBP	1,700	2,100
4.50%, 08/15/2030 (e)		513	475
5.50%, 05/15/2029 (e)		1,958	1,929

SEE NOTES TO FINANCIAL STATEMENTS.

246	SIX CIRCLES TRUST	DECEMBER 31, 2025

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Corporate Bonds — continued
Media — continued
Virgin Media Vendor Financing Notes III DAC, (Ireland),
4.88%, 07/15/2028 (e)	GBP	700	919
Reg. S, 4.88%, 07/15/2028	GBP	7,092	9,307
Virgin Media Vendor Financing Notes IV DAC, (Ireland), 5.00%, 07/15/2028 (e)		856	840
VZ Secured Financing BV, (Netherlands),
5.00%, 01/15/2032 (e)		1,280	1,163
7.50%, 01/15/2033 (e)		101	102
VZ Vendor Financing II BV, (Netherlands), Reg. S, 2.88%, 01/15/2029	EUR	4,754	5,277
Ziggo Bond Co. BV, (Netherlands),
5.13%, 02/28/2030 (e)		230	205
6.13%, 11/15/2032 (e)	EUR	3,572	3,948
Ziggo BV, (Netherlands),
Reg. S, 2.88%, 01/15/2030	EUR	5,009	5,556
4.88%, 01/15/2030 (e)		299	282

			135,084

Telecommunications — 7.0%
Altice Financing SA, (Luxembourg),
Reg. S, 3.00%, 01/15/2028	EUR	7,310	5,903
Reg. S, 4.25%, 08/15/2029	EUR	10,878	8,685
5.00%, 01/15/2028 (e)		1,050	735
5.75%, 08/15/2029 (e)		1,679	1,164
9.63%, 07/15/2027 (e)		70	54
Altice Finco SA, (Luxembourg), Reg. S, 4.75%, 01/15/2028	EUR	2,038	504
Altice France Lux 3 / Altice Holdings 1, (Luxembourg), 10.00%, 01/15/2033 (e)		149	137
Altice France SA, (France), 0.00%, 12/31/2049	EUR	9	—	(h)
Reg. S, 4.75%, 10/15/2030	EUR	353	391
Reg. S, 5.50%, 10/15/2031	EUR	770	860
Reg. S, 5.63%, 07/15/2032	EUR	77	86
5.63%, 07/15/2032 (e)	EUR	12,826	14,342
6.50%, 10/15/2031 (e)		1,219	1,157
6.50%, 04/15/2032 (e)		2,540	2,435
6.88%, 10/15/2030 (e)		2,260	2,192
6.88%, 07/15/2032 (e)		2,024	1,941
7.25%, 11/01/2029 (e)	EUR	2,695	3,149
9.50%, 11/01/2029 (e)		2,509	2,582
12.88%, 11/01/2029 (e)	EUR	1,415	1,694
APLD ComputeCo. LLC, 9.25%, 12/15/2030 (e)		779	766
Axiata SPV2 Bhd., (Malaysia), Reg. S, 2.16%, 08/19/2030		8,300	7,518
Bell Telephone Co. of Canada or Bell Canada, (Canada),
(CMT Index 5 Year + 2.39%), 6.88%, 09/15/2055 (aa)		167	172
(CMT Index 5 Year + 2.36%), 7.00%, 09/15/2055 (aa)		158	166

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Telecommunications — continued
British Telecommunications plc, (United Kingdom),
(CMT Index 5 Year + 2.99%), 4.25%, 11/23/2081 (e) (aa)		100	99
(CMT Index 5 Year + 3.49%), 4.88%, 11/23/2081 (e) (aa)		40	38
Cipher Compute LLC, 7.13%, 11/15/2030 (e)		2,221	2,262
CommScope LLC,
4.75%, 09/01/2029 (e)		2,199	2,196
7.13%, 07/01/2028 (e)		90	90
8.25%, 03/01/2027 (e)		482	486
9.50%, 12/15/2031 (e)		282	285
CommScope Technologies LLC, 5.00%, 03/15/2027 (e)		522	521
Connect Finco Sarl / Connect US Finco LLC, (Multinational), 9.00%, 09/15/2029 (e)		1,077	1,142
Connect Holding II LLC, 10.50%, 04/03/2031 (e)		388	368
Digicel Group Holdings Ltd., (Bermuda),
Series 1B14, , Zero Coupon, 12/31/2030 (e) (bb)		95	4
Series 3B14, , Zero Coupon, 12/31/2030 (e) (bb)		64	—	(h)
Digicel International Finance Ltd. / Difl US LLC, (Multinational), 8.63%, 08/01/2032 (e)		1,945	2,018
EchoStar Corp.,
6.75% (cash), 11/30/2030 (v)		5,973	6,118
10.75%, 11/30/2029		4,372	4,835
eircom Finance DAC, (Ireland), Reg. S, 5.00%, 04/30/2031	EUR	100	120
Embarq LLC, 8.00%, 06/01/2036		200	82
Eutelsat SA, (France), Reg. S, 1.50%, 10/13/2028	EUR	100	112
Fibercop SpA, (Italy),
1.63%, 01/18/2029	EUR	5,100	5,626
Reg. S, 2.38%, 10/12/2027	EUR	11,502	13,361
Reg. S, (EURIBOR 3 Month + 3.00%), 5.03%, 06/30/2031 (aa)	EUR	4,400	5,206
Reg. S, 5.13%, 06/30/2032	EUR	5,008	5,982
6.00%, 09/30/2034 (e)		735	696
Reg. S, 6.88%, 02/15/2028	EUR	1,755	2,186
7.20%, 07/18/2036 (e)		234	233
7.72%, 06/04/2038 (e)		39	39
Reg. S, 7.88%, 07/31/2028	EUR	2,225	2,855
Flash Compute LLC, 7.25%, 12/31/2030 (e)		1,601	1,588
Frontier Communications Holdings LLC,
5.00%, 05/01/2028 (e)		6,789	6,801
5.88%, 10/15/2027 (e)		4,725	4,740
5.88%, 11/01/2029		958	970
6.00%, 01/15/2030 (e)		404	411
6.75%, 05/01/2029 (e)		625	630
8.63%, 03/15/2031 (e)		877	923

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2025	SIX CIRCLES TRUST	247

Six Circles Credit Opportunities Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2025 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Corporate Bonds — continued
Telecommunications — continued
8.75%, 05/15/2030 (e)		2,179	2,275
Frontier Florida LLC, Series E, 6.86%, 02/01/2028		32	33
Frontier North, Inc., Series G, 6.73%, 02/15/2028		30	31
GCI LLC, 4.75%, 10/15/2028 (e)		95	93
GoTo Group, Inc., 5.50%, 05/01/2028 (e)		130	72
Iliad Holding SAS, (France),
Reg. S, 5.38%, 04/15/2030	EUR	300	364
5.38%, 04/15/2030 (e)	EUR	11,074	13,435
Reg. S, 6.88%, 04/15/2031	EUR	6,885	8,631
7.00%, 10/15/2028 (e)		2,733	2,767
7.00%, 04/15/2032 (e)		1,904	1,965
8.50%, 04/15/2031 (e)		1,089	1,172
Kaixo Bondco Telecom SA, (Spain), Reg. S, 5.13%, 09/30/2029	EUR	100	119
Koninklijke KPN NV, (Netherlands), Reg. S, (EUR Swap Rate 5 Year + 3.77%), 6.00%, 09/21/2027 (x) (aa)	EUR	3,820	4,706
Level 3 Financing, Inc.,
3.63%, 01/15/2029 (e)		269	248
3.75%, 07/15/2029 (e)		1,134	1,033
4.25%, 07/01/2028 (e)		40	38
4.88%, 06/15/2029 (e)		1,964	1,909
6.88%, 06/30/2033 (e)		5,720	5,851
7.00%, 03/31/2034 (e)		7,808	8,047
8.50%, 01/15/2036 (e)		4,448	4,560
Lorca Telecom Bondco SA, (Spain),
Reg. S, 4.00%, 09/18/2027	EUR	2,040	2,396
Reg. S, 5.75%, 04/30/2029	EUR	4,200	5,129
Lumen Technologies, Inc.,
4.13%, 04/15/2030 (e)		404	401
4.50%, 01/15/2029 (e)		60	55
5.38%, 06/15/2029 (e)		40	38
10.00%, 10/15/2032 (e)		1,180	1,187
Series P, 7.60%, 09/15/2039		60	58
Series U, 7.65%, 03/15/2042		50	47
Matterhorn Telecom SA, (Luxembourg), Reg. S, 5.25%, 07/31/2028	CHF	1,750	2,262
Odido Group Holding BV, (Netherlands), Reg. S, 5.50%, 01/15/2030	EUR	4,762	5,633
Odido Holding BV, (Netherlands), Reg. S, 3.75%, 01/15/2029	EUR	4,751	5,587
PLT VII Finance Sarl, (Luxembourg),
Reg. S, (EURIBOR 3 Month + 3.50%), 5.60%, 06/15/2031 (aa)	EUR	2,750	3,250
6.00%, 06/15/2031 (e)	EUR	1,231	1,500
Reg. S, 6.00%, 06/15/2031	EUR	775	945
Proximus SADP, (Belgium), Reg. S, (ICE EURIBOR Swap Rate 5 Year + 2.41%), 4.75%, 07/02/2031 (x) (aa)	EUR	900	1,072
Rogers Communications, Inc., (Canada),
(CMT Index 5 Year + 3.59%), 5.25%, 03/15/2082 (e) (aa)		346	346

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Telecommunications — continued
(CMT Index 5 Year + 2.65%), 7.00%, 04/15/2055 (aa)		350	366
(CMT Index 5 Year + 2.62%), 7.13%, 04/15/2055 (aa)		320	338
Sable International Finance Ltd., (Cayman Islands), 7.13%, 10/15/2032 (e)		1,590	1,609
SES SA, (Luxembourg), Reg. S, (ICE EURIBOR Swap Rate 5 Year + 3.59%), 6.00%, 09/12/2054 (aa)	EUR	325	365
SoftBank Group Corp., (Japan),
Reg. S, 3.38%, 07/06/2029	EUR	4,739	5,374
Reg. S, 4.00%, 09/19/2029	EUR	3,756	4,374
Reg. S, 5.00%, 04/15/2028	EUR	11,364	13,577
Reg. S, 5.38%, 01/08/2029	EUR	1,350	1,624
Reg. S, 5.75%, 07/08/2032	EUR	6,481	7,722
Reg. S, 6.38%, 07/10/2033	EUR	2,000	2,410
Reg. S, (ICE EURIBOR Swap Rate 5 Year + 4.46%), 6.50%, 10/29/2062 (aa)	EUR	4,000	4,328
Sprint Capital Corp., 6.88%, 11/15/2028		1,025	1,100
TDC Net A/S, (Denmark), Reg. S, 6.50%, 06/01/2031	EUR	1,975	2,571
Telecom Italia Capital SA, (Luxembourg),
6.00%, 09/30/2034		33	34
6.38%, 11/15/2033		70	73
7.20%, 07/18/2036		35	38
7.72%, 06/04/2038		594	658
Telecom Italia SpA, (Italy),
Reg. S, 6.88%, 02/15/2028	EUR	628	793
Reg. S, 7.88%, 07/31/2028	EUR	4,390	5,752
Telecommunications co Telekom Srbija AD Belgrade, (Serbia), Reg. S, 7.00%, 10/28/2029		2,300	2,298
Telefonica Europe BV, (Netherlands),
Reg. S, (EUR Swap Rate 8 Year + 2.62%), 2.38%, 02/12/2029 (x) (aa)	EUR	8,100	9,038
Reg. S, (EUR Swap Rate 8 Year + 3.07%), 2.88%, 06/24/2027 (x) (aa)	EUR	2,000	2,319
Reg. S, (EUR Swap Rate 6 Year + 2.87%), 2.88%, 02/24/2028 (x) (aa)	EUR	3,300	3,796
Reg. S, (ICE EURIBOR Swap Rate 8 Year + 3.12%), 5.75%, 01/15/2032 (x) (aa)	EUR	2,300	2,861
Reg. S, (EUR Swap Rate + 3.35%), 6.14%, 02/03/2030 (x) (aa)	EUR	1,200	1,505
Reg. S, (ICE EURIBOR Swap Rate 8 Year + 3.62%), 6.75%, 06/07/2031 (x) (aa)	EUR	6,500	8,440
8.25%, 09/15/2030		130	149
Telesat Canada / Telesat LLC, (Canada),
4.88%, 06/01/2027 (e)		41	31
5.63%, 12/06/2026 (e)		60	48
6.50%, 10/15/2027 (e)		30	14
TELUS Corp., (Canada),
(CMT Index 5 Year + 2.69%), 6.38%, 06/09/2056 (aa)		50	50

SEE NOTES TO FINANCIAL STATEMENTS.

248	SIX CIRCLES TRUST	DECEMBER 31, 2025

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Corporate Bonds — continued
Telecommunications — continued
(CMT Index 5 Year + 2.77%), 6.63%, 10/15/2055 (aa)		244	249
(CMT Index 5 Year + 2.52%), 6.63%, 06/09/2056 (aa)		50	50
(CMT Index 5 Year + 2.71%), 7.00%, 10/15/2055 (aa)		230	239
Uniti Group LP / Uniti Group Finance 2019, Inc. / CSL Capital LLC,
4.75%, 04/15/2028 (e)		1,265	1,258
6.50%, 02/15/2029 (e)		1,570	1,508
8.63%, 06/15/2032 (e)		450	443
Viasat, Inc.,
5.63%, 04/15/2027 (e)		90	90
6.50%, 07/15/2028 (e)		80	78
7.50%, 05/30/2031 (e)		130	123
Viavi Solutions, Inc., 3.75%, 10/01/2029 (e)		420	402
Vmed O2 UK Financing I plc, (United Kingdom),
Reg. S, 3.25%, 01/31/2031	EUR	6,379	7,158
Reg. S, 4.00%, 01/31/2029	GBP	1,675	2,137
4.25%, 01/31/2031 (e)		1,184	1,080
Reg. S, 4.50%, 07/15/2031	GBP	7,441	8,887
4.75%, 07/15/2031 (e)		765	706
Reg. S, 5.63%, 04/15/2032	EUR	8,965	10,593
6.75%, 01/15/2033 (e)		718	712
7.75%, 04/15/2032 (e)		150	157
Vodafone Group plc, (United Kingdom),
(CMT Index 5 Year + 3.07%), 5.13%, 06/04/2081 (aa)		100	78
(USD Semi-annual Swap Rate 5 Year + 4.87%), 7.00%, 04/04/2079 (aa)		526	557
Reg. S, (UK Gilts 5 Year + 3.84%), 8.00%, 08/30/2086 (aa)	GBP	5,870	8,646
Windstream Services LLC, 7.50%, 10/15/2033 (e)		1,019	1,045
Windstream Services LLC / Windstream Escrow Finance Corp., 8.25%, 10/01/2031 (e)		3,829	4,020
WULF Compute LLC, 7.75%, 10/15/2030 (e)		2,691	2,772
Zayo Group Holdings, Inc.,
9.25% (cash), 03/09/2030 (e) (v)		2,155	2,047
13.75% (cash), 09/09/2030 (e) (v)		916	841
Zegona Finance plc, (United Kingdom), 8.63%, 07/15/2029 (e)		655	695

			357,137

Total Communications			591,748

Consumer Cyclical — 11.8%
Airlines — 0.3%
Air Canada, (Canada), 3.88%, 08/15/2026 (e)		566	563

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Airlines — continued
Air France-KLM, (France), Reg. S, (ICE EURIBOR Swap Rate 5 Year + 3.58%), 5.75%, 05/21/2030 (x) (aa)		EUR 2,500	2,976
Allegiant Travel Co., 7.25%, 08/15/2027 (e)		38	39
American Airlines, Inc.,
7.25%, 02/15/2028 (e)		1,055	1,078
8.50%, 05/15/2029 (e)		499	522
American Airlines, Inc. / AAdvantage Loyalty IP Ltd., (Multinational),
5.50%, 04/20/2026 (e)		215	215
5.75%, 04/20/2029 (e)		1,289	1,312
AS Mileage Plan IP Ltd., (Cayman Islands), 5.02%, 10/20/2029 (e)		934	941
Avianca Midco 2 plc, (United Kingdom),
9.00%, 12/01/2028 (e)		294	296
9.63%, 02/14/2030 (e)		244	245
JetBlue Airways Corp. / JetBlue Loyalty LP, (Multinational), 9.88%, 09/20/2031 (e)		558	562
OneSky Flight LLC, 8.88%, 12/15/2029 (e)		225	241
Southwest Airlines Co., 4.38%, 11/15/2028		250	251
Spirit Airlines Pass Through Trust 2015-1A, Series A, 4.10%, 04/01/2028		149	143
Transportes Aereos Portugueses SA, (Portugal), Reg. S, 5.13%, 11/15/2029	EUR	1,000	1,220
United Airlines 2014-1 Class A Pass Through Trust, Series A, 4.00%, 04/11/2026		187	187
United Airlines Pass Through Trust, Series 20-1, Class A, 5.88%, 10/15/2027		1,265	1,297
United Airlines, Inc.,
4.38%, 04/15/2026 (e)		1,290	1,289
4.63%, 04/15/2029 (e)		1,066	1,061
VistaJet Malta Finance plc / Vista Management Holding, Inc., (Multinational),
6.38%, 02/01/2030 (e)		285	271
7.88%, 05/01/2027 (e)		2,099	2,115
9.50%, 06/01/2028 (e)		707	731

			17,555

Apparel — 0.6%
Beach Acquisition Bidco LLC,
5.25%, 07/15/2032 (e)	EUR	7,702	9,215
Reg. S, 5.25%, 07/15/2032	EUR	100	120
10.00% (cash), 07/15/2033 (e) (v)		1,848	2,039
Champ Acquisition Corp., 8.38%, 12/01/2031 (e)		92	99
Crocs, Inc.,
4.13%, 08/15/2031 (e)		174	161
4.25%, 03/15/2029 (e)		287	278
Golden Goose SpA, (Italy), (EURIBOR 3 Month + 3.75%), 5.81%, 05/15/2031 (e) (aa)	EUR	4,813	5,720

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2025	SIX CIRCLES TRUST	249

Six Circles Credit Opportunities Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2025 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Corporate Bonds — continued
Apparel — continued
Kontoor Brands, Inc., 4.13%, 11/15/2029 (e)		676	645
Levi Strauss & Co.,
3.50%, 03/01/2031 (e)		415	387
4.00%, 08/15/2030 (e)	EUR	3,967	4,734
S&S Holdings LLC, 8.38%, 10/01/2031 (e)		99	95
Under Armour, Inc., 7.25%, 07/15/2030 (e)		159	159
VF Corp.,
0.63%, 02/25/2032	EUR	2,350	2,187
2.80%, 04/23/2027		90	88
2.95%, 04/23/2030		104	94
4.25%, 03/07/2029	EUR	102	120
6.00%, 10/15/2033		60	59
6.45%, 11/01/2037		20	19
William Carter Co. (The), 7.38%, 02/15/2031 (e)		65	67
Wolverine World Wide, Inc., 4.00%, 08/15/2029 (e)		2,527	2,336

			28,622

Auto Manufacturers — 1.0%
Allison Transmission, Inc.,
3.75%, 01/30/2031 (e)		210	198
4.75%, 10/01/2027 (e)		70	70
5.88%, 06/01/2029 (e)		130	132
5.88%, 12/01/2033 (e)		613	623
Aston Martin Capital Holdings Ltd., (Jersey),
10.00%, 03/31/2029 (e)		213	198
Reg. S, 10.38%, 03/31/2029	GBP	825	1,012
Ford Motor Credit Co. LLC,
2.70%, 08/10/2026		1,235	1,223
4.27%, 01/09/2027		600	597
5.13%, 11/05/2026		1,374	1,382
5.30%, 09/06/2029		452	455
5.80%, 03/08/2029		1,402	1,433
5.85%, 05/17/2027		1,507	1,530
5.88%, 11/07/2029		625	642
6.80%, 05/12/2028		225	235
6.95%, 06/10/2026		343	346
7.35%, 11/04/2027		325	339
General Motors Financial Co., Inc.,
4.20%, 10/27/2028		168	168
5.00%, 07/15/2027		230	233
(United States SOFR + 1.29%), 5.28%, 01/07/2030 (aa)		229	230
5.40%, 05/08/2027		491	499
5.55%, 07/15/2029		151	157
5.65%, 01/17/2029		641	664
Hyundai Capital America,
2.00%, 06/15/2028 (e)		248	235
4.30%, 09/24/2027 (e)		417	418
5.30%, 01/08/2029 (e)		589	605
6.10%, 09/21/2028 (e)		735	769
6.50%, 01/16/2029 (e)		72	76

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Auto Manufacturers — continued
Jaguar Land Rover Automotive plc, (United Kingdom),
4.50%, 10/01/2027 (e)		180	178
5.88%, 01/15/2028 (e)		60	60
JB Poindexter & Co., Inc., 8.75%, 12/15/2031 (e)		611	640
New Flyer Holdings, Inc., 9.25%, 07/01/2030 (e)		477	513
Nissan Motor Acceptance Co. LLC,
1.85%, 09/16/2026 (e)		418	408
2.00%, 03/09/2026 (e)		640	636
2.45%, 09/15/2028 (e)		80	74
2.75%, 03/09/2028 (e)		142	135
5.30%, 09/13/2027 (e)		66	66
5.55%, 09/13/2029 (e)		70	70
5.63%, 09/29/2028 (e)		118	118
6.13%, 09/30/2030 (e)		1,476	1,476
6.95%, 09/15/2026 (e)		972	983
7.05%, 09/15/2028 (e)		151	156
Nissan Motor Co. Ltd., (Japan),
4.35%, 09/17/2027 (e)		642	633
4.81%, 09/17/2030 (e)		600	566
5.25%, 07/17/2029 (e)	EUR	1,837	2,217
6.38%, 07/17/2033 (e)	EUR	2,028	2,444
Reg. S, 6.38%, 07/17/2033	EUR	1,775	2,139
7.50%, 07/17/2030 (e)		1,135	1,190
7.75%, 07/17/2032 (e)		2,249	2,384
8.13%, 07/17/2035 (e)		1,647	1,752
PM General Purchaser LLC, 9.50%, 10/01/2028 (e)		1,791	1,540
RCI Banque SA, (France),
Reg. S, (ICE EURIBOR Swap Rate 5 Year + 2.75%), 5.50%, 10/09/2034 (aa)	EUR	100	124
Reg. S, (ICE EURIBOR Swap Rate 5 Year + 3.84%), 6.13%, 09/24/2030 (x) (aa)	EUR	4,800	5,670
Rivian Holdings LLC / Rivian LLC / Rivian Automotive LLC, 10.00%, 01/15/2031 (e)		318	313
Stellantis Finance US, Inc., 5.35%, 03/17/2028 (e)		400	408
Volkswagen Group of America Finance LLC,
4.90%, 08/14/2026 (e)		200	201
4.95%, 03/25/2027 (e)		400	404
5.70%, 09/12/2026 (e)		222	224
6.00%, 11/16/2026 (e)		200	203
Volkswagen International Finance NV, (Netherlands),
Reg. S, (ICE EURIBOR Swap Rate 5 Year + 3.17%), 5.49%, 11/15/2030 (x) (aa)	EUR	3,700	4,487
Reg. S, (ICE EURIBOR Swap Rate 8 Year + 3.49%), 5.99%, 11/15/2033 (x) (aa)	EUR	100	122
Series PNC5, Reg. S, (EUR Swap Rate 5 Year + 4.29%), 7.50%, 09/06/2028 (x) (aa)	EUR	900	1,153

SEE NOTES TO FINANCIAL STATEMENTS.

250	SIX CIRCLES TRUST	DECEMBER 31, 2025

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Corporate Bonds — continued
Auto Manufacturers — continued
Wabash National Corp., 4.50%, 10/15/2028 (e)		40	37

			48,193

Auto Parts & Equipment — 2.4%
Adient Global Holdings Ltd., (Jersey),
7.50%, 02/15/2033 (e)		110	113
8.25%, 04/15/2031 (e)		110	116
Adler Pelzer Holding GmbH, (Germany), Reg. S, 9.50%, 04/01/2027	EUR	400	443
American Axle & Manufacturing, Inc.,
5.00%, 10/01/2029		40	39
6.38%, 10/15/2032 (e)		537	547
6.88%, 07/01/2028		25	25
7.75%, 10/15/2033 (e)		440	448
Aptiv Swiss Holdings Ltd., (Jersey), (CMT Index 5 Year + 3.39%), 6.88%, 12/15/2054 (aa)		250	259
Clarios Global LP / Clarios US Finance Co., (Multinational),
4.75%, 06/15/2031 (e)	EUR	8,385	9,994
6.75%, 05/15/2028 (e)		1,591	1,632
6.75%, 02/15/2030 (e)		1,523	1,590
6.75%, 09/15/2032 (e)		3,242	3,364
Cooper-Standard Automotive, Inc., 5.63% (cash), 05/15/2027 (e) (v)		70	68
Dana, Inc.,
4.25%, 09/01/2030		259	251
4.50%, 02/15/2032		425	408
5.38%, 11/15/2027		40	40
5.63%, 06/15/2028		440	439
Dornoch Debt Merger Sub, Inc., 6.63%, 10/15/2029 (e)		73	63
Forvia SE, (France),
Reg. S, 5.13%, 06/15/2029	EUR	924	1,124
5.38%, 03/15/2031 (e)	EUR	2,049	2,474
Reg. S, 5.38%, 03/15/2031	EUR	725	876
Reg. S, 5.50%, 06/15/2031	EUR	9,648	11,731
Reg. S, 5.63%, 06/15/2030	EUR	7,672	9,396
6.75%, 09/15/2033 (e)		78	80
8.00%, 06/15/2030 (e)		57	61
Garrett Motion Holdings, Inc. / Garrett LX I Sarl, 7.75%, 05/31/2032 (e)		788	838
Gestamp Automocion SA, (Spain), 4.38%, 10/15/2030 (e)	EUR	1,650	1,954
Goodyear Tire & Rubber Co. (The),
4.88%, 03/15/2027		50	50
5.00%, 07/15/2029		248	242
5.25%, 04/30/2031		194	186
5.25%, 07/15/2031		111	106
5.63%, 04/30/2033		94	89
6.63%, 07/15/2030		93	95
7.00%, 03/15/2028		20	21

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Auto Parts & Equipment — continued
IHO Verwaltungs GmbH, (Germany),
Reg. S, 6.75% (cash), 11/15/2029 (v)	EUR	1,725	2,142
Reg. S, 7.00% (cash), 11/15/2031 (v)	EUR	5,207	6,607
7.75% (cash), 11/15/2030 (e) (v)		150	158
8.00% (cash), 11/15/2032 (e) (v)		100	105
Reg. S, 8.75% (cash), 05/15/2028 (v)	EUR	5,305	6,515
Mahle GmbH, (Germany),
Reg. S, 2.38%, 05/14/2028	EUR	200	229
Reg. S, 7.13%, 07/15/2032	EUR	2,525	3,126
Opmobility, (France), Reg. S, 4.30%, 02/05/2031	EUR	500	595
Phinia, Inc.,
6.63%, 10/15/2032 (e)		362	375
6.75%, 04/15/2029 (e)		215	222
Qnity Electronics, Inc.,
5.75%, 08/15/2032 (e)		709	725
6.25%, 08/15/2033 (e)		311	322
Real Hero Merger Sub 2, Inc., 6.25%, 02/01/2029 (e)		110	48
Schaeffler AG, (Germany),
Reg. S, 4.50%, 03/28/2030	EUR	6,300	7,578
Reg. S, 5.38%, 04/01/2031	EUR	6,500	8,054
Tenneco, Inc., 8.00%, 11/17/2028 (e)		3,151	3,161
Titan International, Inc., 7.00%, 04/30/2028		1,050	1,055
Valeo SE, (France),
Reg. S, 4.63%, 03/23/2032	EUR	700	823
Reg. S, 5.13%, 05/20/2031	EUR	1,600	1,937
ZF Europe Finance BV, (Netherlands),
Reg. S, 2.50%, 10/23/2027	EUR	100	116
Reg. S, 3.00%, 10/23/2029	EUR	2,900	3,194
Reg. S, 4.75%, 01/31/2029	EUR	3,100	3,632
Reg. S, 6.13%, 03/13/2029	EUR	2,000	2,439
Reg. S, 7.00%, 06/12/2030	EUR	11,800	14,609
ZF Finance GmbH, (Germany),
Reg. S, 2.25%, 05/03/2028	EUR	900	1,007
Reg. S, 2.75%, 05/25/2027	EUR	1,200	1,401
Reg. S, 3.75%, 09/21/2028	EUR	1,700	1,967
ZF North America Capital, Inc.,
6.75%, 04/23/2030 (e)		147	145
6.88%, 04/14/2028 (e)		1,145	1,169
6.88%, 04/23/2032 (e)		220	215
7.13%, 04/14/2030 (e)		151	152
7.50%, 03/24/2031 (e)		782	790

			123,775

Distribution/Wholesale — 0.2%
American Builders & Contractors Supply Co., Inc.,
3.88%, 11/15/2029 (e)		71	68
4.00%, 01/15/2028 (e)		40	40
Azelis Finance NV, (Belgium),
Reg. S, 4.75%, 09/25/2029	EUR	900	1,083
4.75%, 09/25/2029 (e)	EUR	3,729	4,488

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2025	SIX CIRCLES TRUST	251

Six Circles Credit Opportunities Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2025 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Corporate Bonds — continued
Distribution/Wholesale — continued
Dealer Tire LLC / DT Issuer LLC, 8.00%, 02/01/2028 (e)		90	90
Gates Corp., 6.88%, 07/01/2029 (e)		497	516
RB Global Holdings, Inc.,
6.75%, 03/15/2028 (e)		120	123
7.75%, 03/15/2031 (e)		214	224
Resideo Funding, Inc.,
4.00%, 09/01/2029 (e)		248	239
6.50%, 07/15/2032 (e)		726	743
Velocity Vehicle Group LLC, 8.00%, 06/01/2029 (e)		369	351
Windsor Holdings III LLC, 8.50%, 06/15/2030 (e)		895	946

			8,911

Entertainment — 2.1%
888 Acquisitions Ltd., (Gibraltar),
8.00%, 09/30/2031 (e)	EUR	3,641	3,435
Reg. S, 10.75%, 05/15/2030	GBP	2,635	2,986
Affinity Interactive, 6.88%, 12/15/2027 (e)		100	59
Allen Media LLC / Allen Media Co-Issuer, Inc., 10.50%, 02/15/2028 (e)		110	47
Allwyn Entertainment Financing UK plc, (United Kingdom),
Reg. S, 7.25%, 04/30/2030	EUR	4,860	6,003
7.88%, 04/30/2029 (e)		88	91
AMC Entertainment Holdings, Inc., 7.50%, 02/15/2029 (e)		42	37
Banijay Entertainment SAS, (France), 8.13%, 05/01/2029 (e)		80	83
Boyne USA, Inc., 4.75%, 05/15/2029 (e)		159	157
Brightstar Lottery PLC / Brightstar Global Solutions Corp., (United Kingdom), 5.75%, 01/15/2033 (e)		1,046	1,039
Caesars Entertainment, Inc.,
4.63%, 10/15/2029 (e)		2,745	2,633
6.00%, 10/15/2032 (e)		51	50
6.50%, 02/15/2032 (e)		1,023	1,048
7.00%, 02/15/2030 (e)		3,313	3,431
Churchill Downs, Inc.,
4.75%, 01/15/2028 (e)		140	139
5.50%, 04/01/2027 (e)		40	40
5.75%, 04/01/2030 (e)		1,289	1,302
6.75%, 05/01/2031 (e)		1,976	2,049
Cinemark USA, Inc.,
5.25%, 07/15/2028 (e)		58	58
7.00%, 08/01/2032 (e)		298	309
Cirsa Finance International Sarl, (Luxembourg),
4.88%, 10/15/2031 (e)	EUR	2,975	3,589
Reg. S, 6.50%, 03/15/2029	EUR	3,587	4,382
Empire Resorts, Inc., 7.75%, 11/01/2026 (e)		201	198
Flutter Treasury DAC, (Ireland),
4.00%, 06/04/2031 (e)	EUR	1,250	1,465
6.38%, 04/29/2029 (e)		1,472	1,520

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Entertainment — continued
Great Canadian Gaming Corp. / Raptor LLC, (Multinational), 8.75%, 11/15/2029 (e)		466	471
Intralot Capital Luxembourg SA, (Luxembourg), 6.75%, 10/15/2031 (e)	EUR	2,500	2,924
Jacobs Entertainment, Inc., 6.75%, 02/15/2029 (e)		1,475	1,445
LHMC Finco 2 Sarl, (Luxembourg), Reg. S, 9.38% (PIK), 05/15/2030 (v)	EUR	4,155	5,075
Light & Wonder International, Inc.,
6.25%, 10/01/2033 (e)		1,488	1,506
7.25%, 11/15/2029 (e)		140	144
7.50%, 09/01/2031 (e)		408	426
Live Nation Entertainment, Inc.,
3.75%, 01/15/2028 (e)		57	56
4.75%, 10/15/2027 (e)		681	683
6.50%, 05/15/2027 (e)		144	145
Loarre Investments Sarl, (Luxembourg), Reg. S, 6.50%, 05/15/2029	EUR	3,900	4,718
Lottomatica Group SpA, (Italy),
4.88%, 01/31/2031 (e)	EUR	3,397	4,111
5.38%, 06/01/2030 (e)	EUR	10,332	12,552
Merlin Entertainments Group US Holdings, Inc., 7.38%, 02/15/2031 (e)		1,216	1,084
Midwest Gaming Borrower LLC / Midwest Gaming Finance Corp., 4.88%, 05/01/2029 (e)		1,846	1,816
Mohegan Tribal Gaming Authority / MS Digital Entertainment Holdings LLC,
8.25%, 04/15/2030 (e)		356	371
11.88%, 04/15/2031 (e)		198	209
13.25%, 12/15/2029 (e)		25	29
Motion Bondco DAC, (Ireland), 6.63%, 11/15/2027 (e)		455	442
Motion Finco Sarl, (Luxembourg),
Reg. S, 7.38%, 06/15/2030	EUR	1,500	1,600
8.38%, 02/15/2032 (e)		46	41
Odeon Finco plc, (United Kingdom), 12.75%, 11/01/2027 (e)		829	855
Ontario Gaming GTA LP / OTG Co-Issuer, Inc., (Canada), 8.00%, 08/01/2030 (e)		57	54
Penn Entertainment, Inc.,
4.13%, 07/01/2029 (e)		425	394
5.63%, 01/15/2027 (e)		474	473
Playtech Plc, (Isle of Man), Reg. S, 5.88%, 06/28/2028	EUR	1,000	1,174
Premier Entertainment Sub LLC / Premier Entertainment Finance Corp.,
5.63%, 09/01/2029 (e)		421	319
5.88%, 09/01/2031 (e)		423	280
Resorts World Las Vegas LLC / RWLV Capital, Inc.,
Reg. S, 4.63%, 04/16/2029		100	89
8.45%, 07/27/2030 (e)		100	99

SEE NOTES TO FINANCIAL STATEMENTS.

252	SIX CIRCLES TRUST	DECEMBER 31, 2025

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Corporate Bonds — continued
Entertainment — continued
Rivers Enterprise Borrower LLC / Rivers Enterprise Finance Corp., 6.63%, 02/01/2033 (e)		1,524	1,558
Rivers Enterprise Lender LLC / Rivers Enterprise Lender Corp., 6.25%, 10/15/2030 (e)		829	846
Scientific Games Holdings LP / Scientific Games US FinCo., Inc., 6.63%, 03/01/2030 (e)		2,029	1,803
SeaWorld Parks & Entertainment, Inc., 5.25%, 08/15/2029 (e)		100	97
Six Flags Entertainment Corp.,
5.50%, 04/15/2027 (e)		60	60
7.25%, 05/15/2031 (e)		94	90
Six Flags Entertainment Corp. / Canada’s Wonderland Co. / Magnum Management Corp.,
5.25%, 07/15/2029		70	65
5.38%, 04/15/2027		1,080	1,076
6.50%, 10/01/2028		50	49
Six Flags Entertainment Corp. / Six Flags Theme Parks, Inc. / Canada’s Wonderland Co., 6.63%, 05/01/2032 (e)		120	121
Speedway Motorsports LLC / Speedway Funding II, Inc., 4.88%, 11/01/2027 (e)		35	35
Starz Capital Holdings 1, Inc., 6.00%, 04/15/2030 (e)		579	553
Vail Resorts, Inc.,
5.63%, 07/15/2030 (e)		458	465
6.50%, 05/15/2032 (e)		434	451
Voyager Parent LLC, 9.25%, 07/01/2032 (e)		3,109	3,299
Warnermedia Holdings, Inc.,
3.76%, 03/15/2027		716	711
4.05%, 03/15/2029		947	916
4.28%, 03/15/2032		391	338
4.30%, 01/17/2030	EUR	650	746
4.69%, 05/17/2033	EUR	3,136	3,451
5.05%, 03/15/2042		3,850	2,718
5.14%, 03/15/2052		3,062	2,018
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp.,
5.13%, 10/01/2029 (e)		2,030	2,042
6.25%, 03/15/2033 (e)		1,263	1,292
7.13%, 02/15/2031 (e)		863	934

			105,469

Food Service — 0.0% (g)
Aramark Services, Inc., 5.00%, 02/01/2028 (e)		200	200
gategroup Finance Luxembourg SA, (Luxembourg), Reg. S, 3.00%, 02/28/2027	CHF	50	63
Sodexo, Inc., 5.15%, 08/15/2030 (e)		200	205

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Food Service — continued
TKC Holdings, Inc.,
6.88%, 05/15/2028 (e)	40	41
10.50%, 05/15/2029 (e)	120	123

		632

Home Builders — 0.8%
Adams Homes, Inc., 9.25%, 10/15/2028 (e)	228	239
Ashton Woods USA LLC / Ashton Woods Finance Co.,
4.63%, 08/01/2029 (e)	790	755
4.63%, 04/01/2030 (e)	935	893
6.63%, 01/15/2028 (e)	1,575	1,576
6.88%, 08/01/2033 (e)	486	486
Beazer Homes USA, Inc.,
5.88%, 10/15/2027	2,625	2,632
7.25%, 10/15/2029	2,037	2,082
7.50%, 03/15/2031 (e)	80	81
Brookfield Residential Properties, Inc. / Brookfield Residential US LLC, (Canada),
4.88%, 02/15/2030 (e)	2,707	2,522
5.00%, 06/15/2029 (e)	2,104	2,037
6.25%, 09/15/2027 (e)	405	405
Century Communities, Inc.,
3.88%, 08/15/2029 (e)	160	152
6.63%, 09/15/2033 (e)	741	749
Dream Finders Homes, Inc.,
6.88%, 09/15/2030 (e)	509	512
8.25%, 08/15/2028 (e)	677	696
Empire Communities Corp., (Canada), 9.75%, 05/01/2029 (e)	1,306	1,347
Forestar Group, Inc.,
5.00%, 03/01/2028 (e)	1,617	1,615
6.50%, 03/15/2033 (e)	985	1,005
Installed Building Products, Inc., 5.75%, 02/01/2028 (e)	60	60
K Hovnanian Enterprises, Inc.,
8.00%, 04/01/2031 (e)	592	604
8.38%, 10/01/2033 (e)	1,097	1,115
KB Home,
4.00%, 06/15/2031	350	331
4.80%, 11/15/2029	1,625	1,618
7.25%, 07/15/2030	20	21
LGI Homes, Inc.,
4.00%, 07/15/2029 (e)	70	64
7.00%, 11/15/2032 (e)	309	295
8.75%, 12/15/2028 (e)	773	807
M/I Homes, Inc.,
3.95%, 02/15/2030	450	433
4.95%, 02/01/2028	788	787
Mattamy Group Corp., (Canada),
4.63%, 03/01/2030 (e)	1,127	1,094
6.00%, 12/15/2033 (e)	1,152	1,142
Meritage Homes Corp., 3.88%, 04/15/2029 (e)	287	282

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2025	SIX CIRCLES TRUST	253

Six Circles Credit Opportunities Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2025 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Home Builders — continued
Miller Homes Group Finco plc, (United Kingdom), (EURIBOR 3 Month + 4.25%), 6.31%, 10/15/2030 (e) (aa)	EUR 5,057	6,021
New Home Co., Inc. (The),
8.50%, 11/01/2030 (e)	485	499
9.25%, 10/01/2029 (e)	1,007	1,051
Shea Homes LP / Shea Homes Funding Corp.,
4.75%, 02/15/2028	1,360	1,348
4.75%, 04/01/2029	937	923
STL Holding Co. LLC, 8.75%, 02/15/2029 (e)	1,000	1,050
Taylor Morrison Communities, Inc.,
5.13%, 08/01/2030 (e)	270	272
5.75%, 01/15/2028 (e)	800	814
5.75%, 11/15/2032 (e)	688	708
Thor Industries, Inc., 4.00%, 10/15/2029 (e)	90	87
Tri Pointe Homes, Inc.,
5.25%, 06/01/2027	50	50
5.70%, 06/15/2028	1,506	1,532
Winnebago Industries, Inc., 6.25%, 07/15/2028 (e)	60	60

		42,852

Home Furnishings — 0.1%
FXI Holdings, Inc.,
11.00%, 11/15/2030 (e)	80	71
14.00% (cash), 11/15/2029 (e) (v)	48	28
Leggett & Platt, Inc., 3.50%, 11/15/2027	19	19
Somnigroup International, Inc.,
3.88%, 10/15/2031 (e)	295	276
4.00%, 04/15/2029 (e)	170	165
Whirlpool Corp.,
2.40%, 05/15/2031	50	41
4.50%, 06/01/2046	80	60
4.60%, 05/15/2050	70	52
4.70%, 05/14/2032	50	45
4.75%, 02/26/2029	49	48
5.15%, 03/01/2043	30	25
5.50%, 03/01/2033	45	42
5.75%, 03/01/2034	49	45
6.13%, 06/15/2030	480	479
6.50%, 06/15/2033	1,455	1,411

		2,807

Housewares — 0.2%
CD&R Smokey Buyer, Inc. / Radio Systems Corp., 9.50%, 10/15/2029 (e)	80	65
Central Garden & Pet Co., 4.13%, 10/15/2030	14	13
Newell Brands, Inc.,
6.38%, 09/15/2027	60	60
6.38%, 05/15/2030	163	159
6.63%, 09/15/2029	33	33
6.63%, 05/15/2032	957	929

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Housewares — continued
7.38%, 04/01/2036		52	49
7.50%, 04/01/2046		771	643
8.50%, 06/01/2028 (e)		550	577
Scotts Miracle-Gro Co. (The),
4.00%, 04/01/2031		1,851	1,742
4.38%, 02/01/2032		1,773	1,664
4.50%, 10/15/2029		20	20
5.25%, 12/15/2026		19	19
SWF Holdings I Corp.,
6.50%, 10/01/2029 (e)		70	16
6.50%, 10/06/2029 (e)		6,402	2,561

			8,550

Leisure Time — 0.9%
Acushnet Co., 5.63%, 12/01/2033 (e)		292	295
Amer Sports Co., 6.75%, 02/16/2031 (e)		585	613
Carnival Corp., (Panama),
4.00%, 08/01/2028 (e)		3,835	3,779
5.13%, 05/01/2029 (e)		169	171
Reg. S, 5.75%, 01/15/2030	EUR	1,606	2,024
5.75%, 03/15/2030 (e)		51	53
5.75%, 08/01/2032 (e)		267	274
5.88%, 06/15/2031 (e)		892	921
6.13%, 02/15/2033 (e)		1,365	1,410
6.65%, 01/15/2028		30	31
7.00%, 08/15/2029 (e)		430	451
Carnival plc, (United Kingdom), 4.13%, 07/15/2031 (e)	EUR	800	952
Deuce Finco plc, (United Kingdom), 7.00%, 11/20/2031 (e)	GBP	4,000	5,446
Kingpin Intermediate Holdings LLC, 7.25%, 10/15/2032 (e)		56	53
Lindblad Expeditions LLC,
6.75%, 02/15/2027 (e)		400	402
7.00%, 09/15/2030 (e)		1,017	1,061
MajorDrive Holdings IV LLC, 6.38%, 06/01/2029 (e)		763	550
NCL Corp. Ltd., (Bermuda),
5.88%, 01/15/2031 (e)		471	469
6.25%, 03/01/2030 (e)		612	621
6.25%, 09/15/2033 (e)		1,686	1,685
6.75%, 02/01/2032 (e)		365	374
7.75%, 02/15/2029 (e)		835	889
NCL Finance Ltd., (Bermuda), 6.13%, 03/15/2028 (e)		2,516	2,589
Patrick Industries, Inc.,
4.75%, 05/01/2029 (e)		80	79
6.38%, 11/01/2032 (e)		991	1,017
Pinnacle Bidco plc, (United Kingdom), Reg. S, 8.25%, 10/11/2028	EUR	2,950	3,628
Royal Caribbean Cruises Ltd., (Liberia),
3.70%, 03/15/2028		907	897
4.25%, 07/01/2026 (e)		498	498
5.38%, 07/15/2027 (e)		462	466

SEE NOTES TO FINANCIAL STATEMENTS.

254	SIX CIRCLES TRUST	DECEMBER 31, 2025

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Corporate Bonds — continued
Leisure Time — continued
5.50%, 08/31/2026 (e)		231	231
5.50%, 04/01/2028 (e)		631	642
Sabre GLBL, Inc.,
10.75%, 11/15/2029 (e)		248	211
10.75%, 03/15/2030 (e)		747	614
11.13%, 07/15/2030 (e)		220	182
TUI AG, (Germany), Reg. S, 5.88%, 03/15/2029	EUR	6,092	7,407
Viking Cruises Ltd., (Bermuda),
5.88%, 10/15/2033 (e)		1,414	1,436
7.00%, 02/15/2029 (e)		1,051	1,057
9.13%, 07/15/2031 (e)		1,225	1,312
Viking Ocean Cruises Ship VII Ltd., (Bermuda), 5.63%, 02/15/2029 (e)		1,438	1,440
VOC Escrow Ltd., (Bermuda), 5.00%, 02/15/2028 (e)		1,365	1,365

			47,595

Lodging — 1.2%
Boyd Gaming Corp.,
4.75%, 12/01/2027		180	180
4.75%, 06/15/2031 (e)		1,690	1,651
Essendi SA, (Luxembourg),
Reg. S, 5.50%, 11/15/2031	EUR	100	120
5.50%, 11/15/2031 (e)	EUR	8,574	10,330
Reg. S, 5.63%, 05/15/2032	EUR	1,175	1,415
6.38%, 10/15/2029 (e)	EUR	4,907	6,057
Reg. S, 6.38%, 10/15/2029	EUR	3,476	4,290
Fortune Star BVI Ltd., (British Virgin Islands),
Reg. S, 3.95%, 10/02/2026	EUR	1,800	2,103
Reg. S, 5.00%, 05/18/2026		1,600	1,594
Reg. S, 5.05%, 01/27/2027		5,600	5,485
Reg. S, 6.80%, 09/09/2029		1,000	985
Full House Resorts, Inc., 8.25%, 02/15/2028 (e)		60	52
Genting New York LLC / GENNY Capital, Inc., 7.25%, 10/01/2029 (e)		136	140
Hilton Domestic Operating Co., Inc.,
3.63%, 02/15/2032 (e)		1,668	1,548
3.75%, 05/01/2029 (e)		190	185
4.00%, 05/01/2031 (e)		306	293
4.88%, 01/15/2030		218	219
5.50%, 03/31/2034 (e)		806	812
5.75%, 09/15/2033 (e)		290	297
5.88%, 04/01/2029 (e)		130	133
5.88%, 03/15/2033 (e)		325	334
6.13%, 04/01/2032 (e)		544	563
Hilton Grand Vacations Borrower LLC / Hilton Grand Vacations Borrower, Inc.,
4.88%, 07/01/2031 (e)		68	63
5.00%, 06/01/2029 (e)		140	136
6.63%, 01/15/2032 (e)		116	119
Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp., 4.88%, 04/01/2027		80	80

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Lodging — continued
Hyatt Hotels Corp., 5.25%, 06/30/2029		146	150
Las Vegas Sands Corp.,
3.50%, 08/18/2026		435	433
5.90%, 06/01/2027		25	26
Marriott Ownership Resorts, Inc.,
4.50%, 06/15/2029 (e)		20	19
4.75%, 01/15/2028		30	29
6.50%, 10/01/2033 (e)		59	57
Melco Resorts Finance Ltd., (Cayman Islands),
5.38%, 12/04/2029 (e)		868	859
5.63%, 07/17/2027 (e)		200	200
Reg. S, 5.63%, 07/17/2027		96	96
5.75%, 07/21/2028 (e)		310	309
6.50%, 09/24/2033 (e)		103	103
7.63%, 04/17/2032 (e)		807	849
MGM China Holdings Ltd., (Cayman Islands),
4.75%, 02/01/2027 (e)		130	129
7.13%, 06/26/2031 (e)		265	280
MGM Resorts International,
4.75%, 10/15/2028		2,151	2,146
5.50%, 04/15/2027		1,610	1,623
6.13%, 09/15/2029		622	639
6.50%, 04/15/2032		1,049	1,081
Motel One GmbH, (Germany), Reg. S, 7.75%, 04/02/2031	EUR	2,920	3,664
Station Casinos LLC,
4.50%, 02/15/2028 (e)		140	139
4.63%, 12/01/2031 (e)		388	368
6.63%, 03/15/2032 (e)		436	446
Studio City Finance Ltd., (British Virgin Islands),
5.00%, 01/15/2029 (e)		300	290
6.50%, 01/15/2028 (e)		190	190
Travel + Leisure Co.,
4.50%, 12/01/2029 (e)		110	108
4.63%, 03/01/2030 (e)		90	88
6.00%, 04/01/2027		140	142
6.13%, 09/01/2033 (e)		106	107
Wyndham Hotels & Resorts, Inc., 4.38%, 08/15/2028 (e)		148	146
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 5.25%, 05/15/2027 (e)		240	241
Wynn Macau Ltd., (Cayman Islands),
5.13%, 12/15/2029 (e)		1,138	1,127
5.50%, 10/01/2027 (e)		100	100
5.63%, 08/26/2028 (e)		3,199	3,193
6.75%, 02/15/2034 (e)		320	324

			58,885

Office Furnishings — 0.0% (g)
HNI Corp., 5.13%, 01/18/2029 (e)		70	69

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2025	SIX CIRCLES TRUST	255

Six Circles Credit Opportunities Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2025 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Corporate Bonds — continued
Retail — 1.9%
1011778 BC ULC / New Red Finance, Inc., (Canada),
3.50%, 02/15/2029 (e)		175	169
3.88%, 01/15/2028 (e)		174	172
4.00%, 10/15/2030 (e)		3,625	3,451
4.38%, 01/15/2028 (e)		769	764
6.13%, 06/15/2029 (e)		123	126
Academy Ltd., 6.00%, 11/15/2027 (e)		60	60
Advance Auto Parts, Inc.,
1.75%, 10/01/2027		2	2
3.50%, 03/15/2032		50	42
3.90%, 04/15/2030		50	46
7.00%, 08/01/2030 (e)		225	226
7.38%, 08/01/2033 (e)		176	177
Agrifarma SpA, (Italy), Reg. S, 4.50%, 10/31/2028	EUR	1,598	1,895
Arko Corp., 5.13%, 11/15/2029 (e)		1,270	1,089
Asbury Automotive Group, Inc.,
4.63%, 11/15/2029 (e)		109	107
4.75%, 03/01/2030		73	72
5.00%, 02/15/2032 (e)		32	31
Bath & Body Works, Inc.,
5.25%, 02/01/2028		29	29
6.63%, 10/01/2030 (e)		97	99
6.69%, 01/15/2027		30	30
6.75%, 07/01/2036		50	50
6.88%, 11/01/2035		75	76
6.95%, 03/01/2033		61	61
7.50%, 06/15/2029		30	31
7.60%, 07/15/2037		40	40
BCPE Flavor Debt Merger Sub LLC and BCPE Flavor Issuer, Inc., 9.50%, 07/01/2032 (e)		150	143
Bloomin’ Brands, Inc. / OSI Restaurant Partners LLC, 5.13%, 04/15/2029 (e)		30	27
BlueLinx Holdings, Inc., 6.00%, 11/15/2029 (e)		90	88
Boots Group Finco LP,
5.38%, 08/31/2032 (e)	EUR	5,195	6,309
7.38%, 08/31/2032 (e)	GBP	1,874	2,612
Brinker International, Inc., 8.25%, 07/15/2030 (e)		2,109	2,233
Bubbles Bidco SpA, (Italy),
Reg. S, (EURIBOR 3 Month + 4.25%), 6.27%, 09/30/2031 (aa)	EUR	101	120
Reg. S, 6.50%, 09/30/2031	EUR	200	241
Bubbles Bidco SPA, (Italy), 6.50%, 09/30/2031 (e)	EUR	1,320	1,591
Carvana Co.,
9.00% (cash), 06/01/2030 (e) (v)		5,165	5,411
9.00% (cash), 06/01/2031 (e) (v)		7,962	8,985
Cougar JV Subsidiary LLC, 8.00%, 05/15/2032 (e)		139	149

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Retail — continued
Dick’s Sporting Goods, Inc., 4.00%, 10/01/2029 (e)		316	310
Dufry One BV, (Netherlands),
Reg. S, 3.38%, 04/15/2028	EUR	3,120	3,672
Reg. S, 4.50%, 05/23/2032	EUR	1,150	1,383
eG Global Finance plc, (United Kingdom), 12.00%, 11/30/2028 (e)		933	1,014
Eroski S Coop, (Spain), 5.75%, 05/15/2031 (e)	EUR	5,943	7,241
Ferrellgas LP / Ferrellgas Finance Corp.,
5.88%, 04/01/2029 (e)		35	33
9.25%, 01/15/2031 (e)		396	408
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc.,
4.63%, 01/15/2029 (e)		715	695
6.75%, 01/15/2030 (e)		1,991	1,892
FirstCash, Inc., 6.88%, 03/01/2032 (e)		122	127
Fressnapf Holding SE, (Germany), Reg. S, 5.25%, 10/31/2031	EUR	4,206	4,932
Gap, Inc. (The),
3.63%, 10/01/2029 (e)		104	98
3.88%, 10/01/2031 (e)		1,825	1,687
Global Auto Holdings Ltd. / AAG FH UK Ltd., (United Kingdom),
8.38%, 01/15/2029 (e)		50	49
8.75%, 01/15/2032 (e)		23	22
11.50%, 08/15/2029 (e)		24	25
Goldstory SAS, (France), Reg. S, 6.75%, 02/01/2030	EUR	1,719	2,096
GPS Hospitality Holding Co. LLC / GPS Finco Inc, 7.00%, 08/15/2028 (e)		70	35
Group 1 Automotive, Inc.,
4.00%, 08/15/2028 (e)		10	10
6.38%, 01/15/2030 (e)		553	569
Ken Garff Automotive LLC, 4.88%, 09/15/2028 (e)		63	63
KFC Holding Co. / Pizza Hut Holdings LLC / Taco Bell of America LLC, 4.75%, 06/01/2027 (e)		118	118
Kohl’s Corp.,
5.13%, 05/01/2031		70	62
5.55%, 07/17/2045		67	47
10.00%, 06/01/2030 (e)		20	22
Lagardere SA, (France), Reg. S, 4.75%, 06/12/2030	EUR	1,600	1,919
LBM Acquisition LLC,
6.25%, 01/15/2029 (e)		1,790	1,612
9.50%, 06/15/2031 (e)		210	219
LCM Investments Holdings II LLC,
4.88%, 05/01/2029 (e)		1,615	1,592
8.25%, 08/01/2031 (e)		158	167
Lithia Motors, Inc.,
3.88%, 06/01/2029 (e)		535	517
5.50%, 10/01/2030 (e)		975	979

SEE NOTES TO FINANCIAL STATEMENTS.

256	SIX CIRCLES TRUST	DECEMBER 31, 2025

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Corporate Bonds — continued
Retail — continued
Macy’s Retail Holdings LLC,
5.88%, 03/15/2030 (e)		30	30
6.70%, 07/15/2034 (e)		68	66
7.38%, 08/01/2033 (e)		50	53
Michaels Cos., Inc. (The),
5.25%, 05/01/2028 (e)		100	96
7.88%, 05/01/2029 (e)		181	167
Murphy Oil USA, Inc.,
3.75%, 02/15/2031 (e)		10	9
5.63%, 05/01/2027		70	70
Nordstrom, Inc.,
4.00%, 03/15/2027		60	59
4.25%, 08/01/2031		20	19
5.00%, 01/15/2044		49	37
6.95%, 03/15/2028		69	71
Park River Holdings, Inc.,
8.00%, 03/15/2031 (e)		162	167
8.75%, 12/31/2030 (e)		1,352	1,325
Penske Automotive Group, Inc., 3.75%, 06/15/2029		31	30
PetSmart LLC / PetSmart Finance Corp.,
7.50%, 09/15/2032 (e)		585	595
10.00%, 09/15/2033 (e)		136	140
Punch Finance plc, (United Kingdom),
Reg. S, 7.88%, 12/30/2030	GBP	2,475	3,396
7.88%, 12/30/2030 (e)	GBP	4,112	5,643
QVC, Inc.,
5.45%, 08/15/2034		40	17
5.95%, 03/15/2043		40	16
6.88%, 04/15/2029 (e)		83	36
QXO Building Products, Inc., 6.75%, 04/30/2032 (e)		2,155	2,251
Saks Global Enterprises LLC, 11.00%, 12/15/2029 (e)		280	14
Sally Holdings LLC / Sally Capital, Inc., 6.75%, 03/01/2032		544	568
SGUS LLC, 11.00%, 12/15/2029 (e)		145	54
Sonic Automotive, Inc.,
4.63%, 11/15/2029 (e)		26	25
4.88%, 11/15/2031 (e)		70	68
Specialty Building Products Holdings LLC / SBP Finance Corp., 7.75%, 10/15/2029 (e)		40	39
Staples, Inc.,
10.75%, 09/01/2029 (e)		1,056	1,050
12.75%, 01/15/2030 (e)		150	126
Stonegate Pub Co. Financing 2019 plc, (United Kingdom), Reg. S, (EURIBOR 3 Month + 6.63%), 8.69%, 07/31/2029 (aa)		EUR 1,950	2,234
Suburban Propane Partners LP / Suburban Energy Finance Corp.,
5.00%, 06/01/2031 (e)		67	64
5.88%, 03/01/2027		1,675	1,677

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Retail — continued
Superior Plus LP / Superior General Partner, Inc., (Canada), 4.50%, 03/15/2029 (e)		851	831
Victoria’s Secret & Co., 4.63%, 07/15/2029 (e)		10	10
Victra Holdings LLC / Victra Finance Corp., 8.75%, 09/15/2029 (e)		30	32
White Cap Supply Holdings LLC, 7.38%, 11/15/2030 (e)		4,259	4,410
Yum! Brands, Inc.,
3.63%, 03/15/2031		358	339
4.63%, 01/31/2032		355	348
4.75%, 01/15/2030 (e)		265	265
5.35%, 11/01/2043		50	48
5.38%, 04/01/2032		280	284
6.88%, 11/15/2037		70	77

			97,225

Toys/Games/Hobbies — 0.1%
Asmodee Group AB, (Sweden), 4.25%, 12/15/2031 (e)	EUR	1,250	1,482
Hasbro, Inc., 3.90%, 11/19/2029		857	843
Mattel, Inc.,
5.00%, 11/17/2030		680	685
5.88%, 12/15/2027 (e)		1,898	1,899

			4,909

Total Consumer Cyclical			596,049

Consumer Non-cyclical — 11.4%
Agriculture — 0.1%
BAT Capital Corp., 3.56%, 08/15/2027		503	499
Bunge Ltd. Finance Corp., 2.00%, 04/21/2026		1,000	994
Darling Ingredients, Inc., 6.00%, 06/15/2030 (e)		309	314
Imperial Brands Finance plc, (United Kingdom),
5.50%, 02/01/2030 (e)		1,271	1,318
6.13%, 07/27/2027 (e)		403	415
Japan Tobacco, Inc., (Japan), 5.25%, 06/15/2030 (e)		539	560
Kernel Holding SA, (Luxembourg), Reg. S, 6.75%, 10/27/2027		1,500	1,410
Tereos Finance Groupe I SA, (France),
Reg. S, 5.88%, 04/30/2030	EUR	1,400	1,591
Reg. S, 7.25%, 04/15/2028	EUR	775	921
Turning Point Brands, Inc., 7.63%, 03/15/2032 (e)		203	216

			8,238

Beverages — 0.0% (g)
Bacardi-Martini BV, (Netherlands), 5.55%, 02/01/2030 (e)		482	497
Central American Bottling Corp. / CBC Bottling Holdco SL / Beliv Holdco SL, (British Virgin Islands), 5.25%, 04/27/2029 (e)		670	664

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2025	SIX CIRCLES TRUST	257

Six Circles Credit Opportunities Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2025 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Corporate Bonds — continued
Beverages — continued
Keurig Dr Pepper, Inc.,
4.35%, 05/15/2028		310	311
5.10%, 03/15/2027		203	205
Primo Water Holdings, Inc. / Triton Water Holdings, Inc.,
4.38%, 04/30/2029 (e)		130	127
6.25%, 04/01/2029 (e)		64	64

			1,868

Biotechnology — 0.4%
Cidron Aida Finco Sarl, (Luxembourg),
7.00%, 10/27/2031 (e)	EUR	7,474	9,074
9.13%, 10/27/2031 (e)	GBP	3,968	5,510
Emergent BioSolutions, Inc., 3.88%, 08/15/2028 (e)		70	63
Genmab A/S / Genmab Finance LLC, (Denmark),
6.25%, 12/15/2032 (e)		591	605
7.25%, 12/15/2033 (e)		1,059	1,116
Illumina, Inc.,
4.75%, 12/12/2030		626	633
5.75%, 12/13/2027		108	111
Royalty Pharma plc, (United Kingdom),
2.20%, 09/02/2030		122	110
4.45%, 03/25/2031		1,241	1,239
5.15%, 09/02/2029		242	249

			18,710

Commercial Services — 4.5%
ADT Security Corp. (The),
4.13%, 08/01/2029 (e)		130	127
5.88%, 10/15/2033 (e)		732	741
Adtalem Global Education, Inc., 5.50%, 03/01/2028 (e)		734	734
Aegis Lux 1a Sarl, (Luxembourg), 5.63% (PIK), 10/29/2031 (e) (v)	EUR	10,513	12,514
Albion Financing 1 Sarl / Aggreko Holdings, Inc., (Luxembourg),
Reg. S, 5.38%, 05/21/2030	EUR	400	485
5.38%, 05/21/2030 (e)	EUR	11,955	14,490
7.00%, 05/21/2030 (e)		1,600	1,670
Allied Universal Holdco LLC, 7.88%, 02/15/2031 (e)		5,328	5,615
Allied Universal Holdco LLC / Allied Universal Finance Corp.,
6.00%, 06/01/2029 (e)		3,080	3,048
6.88%, 06/15/2030 (e)		2,359	2,457
Allied Universal Holdco LLC / Allied Universal Finance Corp. / Atlas Luxco 4 Sarl, (Multinational),
4.63%, 06/01/2028 (e)		6,773	6,671
Reg. S, 4.88%, 06/01/2028	GBP	1,545	2,027
Alta Equipment Group, Inc., 9.00%, 06/01/2029 (e)		359	324
Amber Finco plc, (United Kingdom),
Reg. S, 6.63%, 07/15/2029	EUR	2,001	2,469
6.63%, 07/15/2029 (e)	EUR	4,924	6,077

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Commercial Services — continued
AMN Healthcare, Inc.,
4.00%, 04/15/2029 (e)		63	60
6.50%, 01/15/2031 (e)		2,015	2,016
APCOA Group GmbH, (Germany), Reg. S, 6.00%, 04/15/2031	EUR	5,393	6,451
APi Group DE, Inc.,
4.13%, 07/15/2029 (e)		583	567
4.75%, 10/15/2029 (e)		34	33
Ashtead Capital, Inc.,
4.25%, 11/01/2029 (e)		1,000	989
4.38%, 08/15/2027 (e)		712	711
Avis Budget Car Rental LLC / Avis Budget Finance, Inc.,
4.75%, 04/01/2028 (e)		1,500	1,463
5.38%, 03/01/2029 (e)		89	86
5.75%, 07/15/2027 (e)		45	45
8.00%, 02/15/2031 (e)		101	104
8.25%, 01/15/2030 (e)		51	53
8.38%, 06/15/2032 (e)		130	134
Avis Budget Finance Plc, (Jersey),
Reg. S, 7.00%, 02/28/2029	EUR	1,911	2,308
Reg. S, 7.25%, 07/31/2030	EUR	2,649	3,220
BCP V Modular Services Finance II plc, (United Kingdom),
Reg. S, 4.75%, 11/30/2028	EUR	5,248	5,824
Reg. S, 6.50%, 07/10/2031	EUR	147	161
6.50%, 07/10/2031 (e)	EUR	2,768	3,033
BCP V Modular Services Finance plc, (United Kingdom), Reg. S, 6.75%, 11/30/2029	EUR	1,424	1,291
Belron UK Finance plc, (United Kingdom),
Reg. S, 4.63%, 10/15/2029	EUR	200	241
5.75%, 10/15/2029 (e)		1,028	1,050
Block, Inc.,
2.75%, 06/01/2026		1,311	1,303
5.63%, 08/15/2030 (e)		1,486	1,516
6.00%, 08/15/2033 (e)		1,272	1,306
6.50%, 05/15/2032		1,648	1,714
Boels Topholding BV, (Netherlands), Reg. S, 5.75%, 05/15/2030	EUR	5,041	6,126
Boost Newco Borrower LLC, 7.50%, 01/15/2031 (e)		3,804	4,043
Boost Newco Borrower LLC / GTCR W Dutch Finance Sub BV, (Multinational), Reg. S, 8.50%, 01/15/2031		GBP 1,450	2,088
Brink’s Co. (The),
4.63%, 10/15/2027 (e)		80	80
6.50%, 06/15/2029 (e)		60	62
6.75%, 06/15/2032 (e)		647	675
Carriage Services, Inc., 4.25%, 05/15/2029 (e)		100	96
Champions Financing, Inc., 8.75%, 02/15/2029 (e)		70	69

SEE NOTES TO FINANCIAL STATEMENTS.

258	SIX CIRCLES TRUST	DECEMBER 31, 2025

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Corporate Bonds — continued
Commercial Services — continued
Cimpress plc, (Ireland), 7.38%, 09/15/2032 (e)		90	92
Clarivate Science Holdings Corp.,
3.88%, 07/01/2028 (e)		2,210	2,146
4.88%, 07/01/2029 (e)		1,812	1,713
CoreCivic, Inc.,
4.75%, 10/15/2027		160	159
8.25%, 04/15/2029		93	98
CPI CG, Inc., 10.00%, 07/15/2029 (e)		70	74
Currenta Group Holdings Sarl, (Luxembourg),
5.50%, 05/15/2030 (e)	EUR	2,100	2,491
Reg. S, 5.50%, 05/15/2030	EUR	700	830
Reg. S, (EURIBOR 3 Month + 4.00%), 6.06%, 05/15/2032 (aa)	EUR	800	945
Dcli Bidco LLC, 7.75%, 11/15/2029 (e)		785	807
Deluxe Corp.,
8.00%, 06/01/2029 (e)		68	69
8.13%, 09/15/2029 (e)		508	535
DP World Ltd., (United Arab Emirates), Reg. S, 4.70%, 09/30/2049		1,000	864
EquipmentShare.com, Inc.,
8.63%, 05/15/2032 (e)		120	127
9.00%, 05/15/2028 (e)		210	218
Garda World Security Corp., (Canada),
6.00%, 06/01/2029 (e)		445	436
6.50%, 01/15/2031 (e)		103	105
7.75%, 02/15/2028 (e)		782	800
8.25%, 08/01/2032 (e)		2,155	2,190
8.38%, 11/15/2032 (e)		1,837	1,871
GEO Group, Inc. (The),
8.63%, 04/15/2029		930	978
10.25%, 04/15/2031		223	244
Global Payments, Inc.,
4.45%, 06/01/2028		110	110
4.50%, 11/15/2028		539	540
4.88%, 11/15/2030		901	903
Graham Holdings Co., 5.63%, 12/01/2033 (e)		86	87
Grand Canyon University, 5.13%, 10/01/2028		80	79
Herc Holdings, Inc.,
5.75%, 03/15/2031 (e)		650	660
6.00%, 03/15/2034 (e)		625	633
6.63%, 06/15/2029 (e)		796	827
7.00%, 06/15/2030 (e)		1,415	1,489
7.25%, 06/15/2033 (e)		1,023	1,087
Hertz Corp. (The),
4.63%, 12/01/2026 (e)		19	18
5.00%, 12/01/2029 (e)		110	75
12.63%, 07/15/2029 (e)		291	293
House of HR Group BV, (Netherlands), Reg. S, 9.00%, 11/03/2029	EUR	880	1,036
ION Platform Finance Sarl, (Luxembourg),
6.50%, 09/30/2030 (e)	EUR	1,481	1,684

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Commercial Services — continued
6.88%, 09/30/2032 (e)	EUR	1,481	1,665
Reg. S, 7.88%, 05/01/2029	EUR	594	709
ION Platform Finance US, Inc., 7.88%, 09/30/2032 (e)		2,918	2,769
Kapla Holding SAS, (France), Reg. S, 5.00%, 04/30/2031	EUR	108	129
Korn Ferry, 4.63%, 12/15/2027 (e)		23	23
La Financiere Atalian SAS, (France), Reg. S, 8.50% (Blend (cash 3.50% + PIK 5.00%)), 06/30/2028 (v)		EUR 155	52
Loxam SAS, (France),
4.25%, 02/15/2030 (e)	EUR	2,280	2,696
4.25%, 02/15/2031 (e)	EUR	1,989	2,338
Matthews International Corp., 8.63%, 10/01/2027 (e)		1,130	1,165
Mavis Tire Express Services Topco Corp., 6.50%, 05/15/2029 (e)		2,731	2,713
Mobius Merger Sub, Inc., 9.00%, 06/01/2030 (e)		60	42
Multiversity SpA, (Italy),
Reg. S, (EURIBOR 3 Month + 4.25%), 6.32%, 05/17/2031 (aa)	EUR	300	357
Reg. S, 7.13%, 05/17/2031	EUR	2,895	3,633
7.13%, 05/17/2031 (e)	EUR	5,016	6,295
NESCO Holdings II, Inc., 5.50%, 04/15/2029 (e)		1,085	1,069
OT Midco, Inc., 10.00%, 02/15/2030 (e)		70	28
Paysafe Finance PLC / Paysafe Holdings US Corp., (Multinational), 4.00%, 06/15/2029 (e)		50	46
Pelabuhan Indonesia Persero PT, (Indonesia), Reg. S, 5.38%, 05/05/2045		2,100	1,984
PeopleCert Wisdom Issuer plc, (United Kingdom), 5.50%, 06/15/2031 (e)	EUR	1,950	2,304
Prime Security Services Borrower LLC / Prime Finance, Inc., 3.38%, 08/31/2027 (e)		270	265
PROG Holdings, Inc., 6.00%, 11/15/2029 (e)		100	99
Q-Park Holding I BV, (Netherlands),
Reg. S, 4.25%, 09/01/2030	EUR	1,650	1,966
Reg. S, 5.13%, 03/01/2029	EUR	1,986	2,398
Raven Acquisition Holdings LLC, 6.88%, 11/15/2031 (e)		825	850
Rekeep SpA, (Italy),
Reg. S, 9.00%, 09/15/2029	EUR	550	577
9.00%, 09/15/2029 (e)	EUR	648	680
Rentokil Terminix Funding LLC, 5.00%, 04/28/2030 (e)		738	751
RR Donnelley & Sons Co.,
9.50%, 08/01/2029 (e)		1,127	1,161
10.88%, 08/01/2029 (e)		167	171

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2025	SIX CIRCLES TRUST	259

Six Circles Credit Opportunities Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2025 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Corporate Bonds — continued
Commercial Services — continued
RRD Intermediate Holdings, Inc., 11.00% (cash), 12/01/2030 (e) (v)		74	77
RRD Parent, Inc., 10.00% (PIK), 10/15/2031 (e) (v)		137	241
Rutas 2 & 7 Finance Ltd., (Cayman Islands), Reg. S, Zero Coupon, 09/30/2036		953	718
Sabre Financial Borrower LLC, 11.13%, 06/15/2029 (e)		1,117	1,132
Service Corp. International,
3.38%, 08/15/2030		150	140
4.00%, 05/15/2031		1,288	1,231
4.63%, 12/15/2027		90	90
5.13%, 06/01/2029		120	121
5.75%, 10/15/2032		1,254	1,276
7.50%, 04/01/2027		1,270	1,312
Shift4 Payments LLC / Shift4 Payments Finance Sub, Inc.,
5.50%, 05/15/2033 (e)	EUR	3,244	3,904
Reg. S, 5.50%, 05/15/2033	EUR	2,525	3,039
6.75%, 08/15/2032 (e)		2,612	2,697
Signal Parent, Inc., 6.13%, 04/01/2029 (e)		50	19
Sotheby’s, 7.38%, 10/15/2027 (e)		2,378	2,364
Sotheby’s / Bidfair Holdings, Inc., 5.88%, 06/01/2029 (e)		527	490
StoneMor, Inc., 8.50%, 05/15/2029 (e)		185	181
Synergy Infrastructure Holdings LLC, 7.88%, 12/01/2030 (e)		108	112
Techem Verwaltungsgesellschaft 675 mbH, (Germany),
4.63%, 07/15/2032 (e)	EUR	1,250	1,488
Reg. S, (EURIBOR 3 Month + 3.00%), 5.07%, 07/15/2032 (aa)	EUR	100	119
Reg. S, 5.38%, 07/15/2029	EUR	3,815	4,629
TriNet Group, Inc.,
3.50%, 03/01/2029 (e)		110	104
7.13%, 08/15/2031 (e)		60	62
Triton Container International Ltd., (Bermuda), 2.05%, 04/15/2026 (e)		1,133	1,124
United Rentals North America, Inc.,
3.75%, 01/15/2032		1,907	1,789
3.88%, 11/15/2027		90	89
3.88%, 02/15/2031		307	293
4.00%, 07/15/2030		90	87
4.88%, 01/15/2028		805	805
5.25%, 01/15/2030		1,411	1,431
5.38%, 11/15/2033 (e)		1,685	1,684
6.13%, 03/15/2034 (e)		130	136
Upbound Group, Inc., 6.38%, 02/15/2029 (e)		163	161
Valvoline, Inc., 3.63%, 06/15/2031 (e)		844	775
Verisure Holding AB, (Sweden), Reg. S, 5.50%, 05/15/2030	EUR	7,274	8,860
Veritiv Operating Co., 10.50%, 11/30/2030 (e)		1,445	1,554

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Commercial Services — continued
VM Consolidated, Inc., 5.50%, 04/15/2029 (e)		44	44
VT Topco, Inc., 8.50%, 08/15/2030 (e)		405	423
Wand NewCo. 3, Inc., 7.63%, 01/30/2032 (e)		738	781
WEX, Inc., 6.50%, 03/15/2033 (e)		1,273	1,303
Williams Scotsman, Inc.,
4.63%, 08/15/2028 (e)		70	70
6.63%, 06/15/2029 (e)		223	230
6.63%, 04/15/2030 (e)		640	662
7.38%, 10/01/2031 (e)		90	94
Worldline SA, (France),
Reg. S, 0.88%, 06/30/2027	EUR	600	639
Reg. S, 4.13%, 09/12/2028	EUR	4,800	5,081
Reg. S, 5.25%, 11/27/2029	EUR	600	622
Reg. S, 5.50%, 06/10/2030	EUR	700	718

			229,616

Cosmetics/Personal Care — 0.1%
Edgewell Personal Care Co.,
4.13%, 04/01/2029 (e)		74	71
5.50%, 06/01/2028 (e)		171	171
Opal Bidco SAS, (France),
5.50%, 03/31/2032 (e)	EUR	3,084	3,739
6.50%, 03/31/2032 (e)		388	397
P&L Development LLC / PLD Finance Corp., 12.00% (cash), 05/15/2029 (e) (v)		271	277
Perrigo Finance Unlimited Co., (Ireland),
4.90%, 06/15/2030		70	68
4.90%, 12/15/2044		20	16
6.13%, 09/30/2032		185	180
Prestige Brands, Inc.,
3.75%, 04/01/2031 (e)		172	160
5.13%, 01/15/2028 (e)		138	138

			5,217

Food — 2.0%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC,
3.50%, 03/15/2029 (e)		190	183
4.63%, 01/15/2027 (e)		1,769	1,767
4.88%, 02/15/2030 (e)		185	184
5.50%, 03/31/2031 (e)		914	924
5.75%, 03/31/2034 (e)		1,451	1,457
5.88%, 02/15/2028 (e)		80	80
6.25%, 03/15/2033 (e)		65	67
6.50%, 02/15/2028 (e)		987	1,008
B&G Foods, Inc.,
5.25%, 09/15/2027		3,251	3,182
8.00%, 09/15/2028 (e)		509	501
Bellis Acquisition Co. plc , (United Kingdom),
Reg. S, 8.00%, 07/01/2031	EUR	1,749	1,992
8.00%, 07/01/2031 (e)	EUR	1,557	1,773
Reg. S, 8.13%, 05/14/2030	GBP	11,851	14,858

SEE NOTES TO FINANCIAL STATEMENTS.

260	SIX CIRCLES TRUST	DECEMBER 31, 2025

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Corporate Bonds — continued
Food — continued
Boparan Finance plc, (United Kingdom), Reg. S, 9.38%, 11/07/2029	GBP	1,778	2,555
C&S Group Enterprises LLC, 5.00%, 12/15/2028 (e)		90	83
Chobani Holdco II LLC, 8.75% (cash), 10/01/2029 (e) (v)		2,644	2,822
Chobani LLC / Chobani Finance Corp., Inc.,
4.63%, 11/15/2028 (e)		1,187	1,187
7.63%, 07/01/2029 (e)		1,849	1,929
Conagra Brands, Inc., 4.85%, 11/01/2028		1,380	1,397
Darling Global Finance BV, (Netherlands), 4.50%, 07/15/2032 (e)	EUR	500	595
ELO SACA, (France), Reg. S, 2.88%, 01/29/2026	EUR	700	821
Fiesta Purchaser, Inc.,
7.88%, 03/01/2031 (e)		230	240
9.63%, 09/15/2032 (e)		300	314
Flora Food Management BV, (Netherlands), Reg. S, 6.88%, 07/02/2029	EUR	4,825	5,632
FR Bondco SAS, (France), 6.88%, 10/31/2032 (e)	EUR	2,000	2,359
Froneri Lux FinCo. Sarl, (Luxembourg), 4.75%, 08/01/2032 (e)	EUR	11,577	13,707
Reg. S, 4.75%, 08/01/2032	EUR	169	200
6.00%, 08/01/2032 (e)		121	123
Iceland Bondco plc, (United Kingdom), Reg. S, 4.38%, 05/15/2028	GBP	4,002	5,255
Ingles Markets, Inc., 4.00%, 06/15/2031 (e)		40	38
Irca SpA, (Italy), Reg. S, (EURIBOR 3 Month + 3.75%), 5.85%, 12/15/2029 (aa)	EUR	183	218
JBS USA Holding Lux Sarl / JBS USA Food Co. / JBS Lux Co. Sarl, (Luxembourg), 3.00%, 02/02/2029		346	333
KeHE Distributors LLC / KeHE Finance Corp. / NextWave Distribution, Inc., 9.00%, 02/15/2029 (e)		726	762
Koninklijke FrieslandCampina NV, (Netherlands), Reg. S, (ICE EURIBOR Swap Rate 5 Year + 2.85%), 4.85%, 10/23/2029 (x) (aa)	EUR	2,675	3,179
Lamb Weston Holdings, Inc.,
4.13%, 01/31/2030 (e)		1,148	1,111
4.38%, 01/31/2032 (e)		375	357
4.88%, 05/15/2028 (e)		70	70
Land O’Lakes Capital Trust I, 7.45%, 03/15/2028 (e)		160	163
Lion / Polaris Lux 4 SA, (Luxembourg), Reg. S, (EURIBOR 3 Month + 3.63%), 5.64%, 07/01/2029 (aa)	EUR	100	119
Market Bidco Finco plc, (United Kingdom), 6.75%, 01/31/2031 (e)	EUR	2,844	3,306
Reg. S, 6.75%, 01/31/2031	EUR	3,775	4,388
Reg. S, 8.75%, 01/31/2031	GBP	1,475	1,956

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Food — continued
NBM US Holdings, Inc., 7.00%, 05/14/2026 (e)		1,535	1,535
Nomad Foods Bondco plc, (United Kingdom), Reg. S, 2.50%, 06/24/2028	EUR	525	603
Performance Food Group, Inc.,
4.25%, 08/01/2029 (e)		200	196
5.50%, 10/15/2027 (e)		300	300
6.13%, 09/15/2032 (e)		1,027	1,059
Pilgrim’s Pride Corp.,
3.50%, 03/01/2032		1,000	925
4.25%, 04/15/2031		990	967
Post Holdings, Inc.,
4.50%, 09/15/2031 (e)		554	524
4.63%, 04/15/2030 (e)		2,755	2,683
6.25%, 02/15/2032 (e)		166	171
6.25%, 10/15/2034 (e)		299	301
6.38%, 03/01/2033 (e)		399	403
6.50%, 03/15/2036 (e)		1,433	1,435
Roquette Freres SA, (France), Reg. S, (ICE EURIBOR Swap Rate 5 Year + 3.25%), 5.49%, 11/25/2029 (x) (aa)	EUR	3,500	4,209
Safeway, Inc., 7.25%, 02/01/2031		50	54
Sammontana Italia SpA, (Italy), Reg. S, (EURIBOR 3 Month + 3.75%), 5.78%, 10/15/2031 (aa)	EUR	925	1,097
Simmons Foods, Inc. / Simmons Prepared Foods, Inc. / Simmons Pet Food, Inc. / Simmons Feed, 4.63%, 03/01/2029 (e)		548	528
TreeHouse Foods, Inc., 4.00%, 09/01/2028		19	19
United Natural Foods, Inc., 6.75%, 10/15/2028 (e)		739	740
US Foods, Inc.,
4.63%, 06/01/2030 (e)		25	25
4.75%, 02/15/2029 (e)		151	150
5.75%, 04/15/2033 (e)		80	81
7.25%, 01/15/2032 (e)		403	424
Viking Baked Goods Acquisition Corp., 8.63%, 11/01/2031 (e)		160	160

			101,784

Healthcare — Products — 0.4%
180 Medical, Inc., 3.88%, 10/15/2029 (e)		615	599
Avantor Funding, Inc.,
Reg. S, 3.88%, 07/15/2028	EUR	100	117
3.88%, 11/01/2029 (e)		109	104
4.63%, 07/15/2028 (e)		1,146	1,140
Bausch + Lomb Corp., (Canada), 8.38%, 10/01/2028 (e)		2,137	2,230
Bausch + Lomb Netherlands BV and Bausch & Lomb, Inc., (Multinational),
Reg. S, (EURIBOR 3 Month + 3.88%), 5.87%, 01/15/2031 (aa)	EUR	1,000	1,194
(EURIBOR 3 Month + 3.88%), 5.87%, 01/15/2031 (e) (aa)	EUR	1,225	1,462

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2025	SIX CIRCLES TRUST	261

Six Circles Credit Opportunities Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2025 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Corporate Bonds — continued
Healthcare — Products — continued
Baxter International, Inc.,
2.27%, 12/01/2028		276	261
4.90%, 12/15/2030		956	964
DENTSPLY SIRONA, Inc., (CMT Index 5 Year + 4.38%), 8.38%, 09/12/2055 (aa)		289	271
Embecta Corp.,
5.00%, 02/15/2030 (e)		50	48
6.75%, 02/15/2030 (e)		122	120
Hologic, Inc., 3.25%, 02/15/2029 (e)		187	184
Insulet Corp., 6.50%, 04/01/2033 (e)		297	310
Medline Borrower LP,
3.88%, 04/01/2029 (e)		6,662	6,504
5.25%, 10/01/2029 (e)		3,205	3,223
Medline Borrower LP / Medline Co-Issuer, Inc., 6.25%, 04/01/2029 (e)		286	296
Neogen Food Safety Corp., 8.63%, 07/20/2030 (e)		268	286
Solventum Corp.,
5.40%, 03/01/2029		489	507
5.45%, 02/25/2027		92	93
Teleflex, Inc.,
4.25%, 06/01/2028 (e)		104	102
4.63%, 11/15/2027		80	80
Varex Imaging Corp., 7.88%, 10/15/2027 (e)		130	133

			20,228

Healthcare — Services — 1.9%
Acadia Healthcare Co., Inc.,
5.00%, 04/15/2029 (e)		50	48
5.50%, 07/01/2028 (e)		40	40
7.38%, 03/15/2033 (e)		51	52
Adventist Health System, Series 2025, 4.74%, 12/01/2030		1,105	1,110
AHP Health Partners, Inc., 5.75%, 07/15/2029 (e)		539	534
CAB SELAS, (France), Reg. S, 3.38%, 02/01/2028	EUR	9,733	11,102
Centene Corp.,
2.45%, 07/15/2028		680	637
4.25%, 12/15/2027		2,302	2,288
Cerba Healthcare SACA, (France), Reg. S, 3.50%, 05/31/2028	EUR	9,940	8,461
Charles River Laboratories International, Inc.,
4.00%, 03/15/2031 (e)		15	14
4.25%, 05/01/2028 (e)		305	303
CHS / Community Health Systems, Inc.,
4.75%, 02/15/2031 (e)		1,229	1,095
5.25%, 05/15/2030 (e)		1,422	1,335
6.00%, 01/15/2029 (e)		434	434
6.13%, 04/01/2030 (e)		150	120
6.88%, 04/15/2029 (e)		150	134
9.75%, 01/15/2034 (e)		4,513	4,740
10.88%, 01/15/2032 (e)		917	1,001

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Healthcare — Services — continued
Clariane SE, (France), Reg. S, 7.88%, 06/27/2030	EUR	100	120
Concentra Health Services, Inc., 6.88%, 07/15/2032 (e)		163	171
DaVita, Inc.,
3.75%, 02/15/2031 (e)		3,664	3,386
4.63%, 06/01/2030 (e)		4,851	4,716
6.75%, 07/15/2033 (e)		251	260
6.88%, 09/01/2032 (e)		451	470
Encompass Health Corp.,
4.50%, 02/01/2028		280	280
4.63%, 04/01/2031		130	127
4.75%, 02/01/2030		260	259
Ephios Subco 3 Sarl, (Luxembourg), Reg. S, 7.88%, 01/31/2031	EUR	3,848	4,819
Eurofins Scientific SE, (Luxembourg), Reg. S, (EURIBOR 3 Month + 4.24%), 6.75%, 04/24/2028 (x) (aa)	EUR	1,800	2,246
Fortrea Holdings, Inc., 7.50%, 07/01/2030 (e)		245	251
Fresenius Medical Care US Finance III, Inc.,
1.88%, 12/01/2026 (e)		150	147
2.38%, 02/16/2031 (e)		150	133
3.75%, 06/15/2029 (e)		530	517
Global Medical Response, Inc., 7.38%, 10/01/2032 (e)		193	201
HAH Group Holding Co. LLC, 9.75%, 10/01/2031 (e)		586	551
HCA, Inc., 7.50%, 11/06/2033		450	518
Health Care Service Corp. A Mutual Legal Reserve Co, 5.20%, 06/15/2029 (e)		124	127
HealthEquity, Inc., 4.50%, 10/01/2029 (e)		1,107	1,088
Heartland Dental LLC / Heartland Dental Finance Corp., 10.50%, 04/30/2028 (e)		522	547
Horizon Mutual Holdings, Inc., 6.20%, 11/15/2034 (e)		100	97
Icon Investments Six DAC, (Ireland), 5.85%, 05/08/2029		1,835	1,916
IQVIA, Inc.,
Reg. S, 1.75%, 03/15/2026	EUR	100	117
5.00%, 05/15/2027 (e)		700	700
5.70%, 05/15/2028		667	688
6.25%, 02/01/2029		387	408
6.25%, 06/01/2032 (e)		1,067	1,115
6.50%, 05/15/2030 (e)		14	15
Kedrion SpA, (Italy), 6.50%, 09/01/2029 (e)		88	86
Laboratoire Eimer Selas, (France), Reg. S, 5.00%, 02/01/2029	EUR	664	654
LifePoint Health, Inc.,
5.38%, 01/15/2029 (e)		2,391	2,346
8.38%, 02/15/2032 (e)		843	915
9.88%, 08/15/2030 (e)		591	636
10.00%, 06/01/2032 (e)		1,206	1,282
11.00%, 10/15/2030 (e)		960	1,053

SEE NOTES TO FINANCIAL STATEMENTS.

262	SIX CIRCLES TRUST	DECEMBER 31, 2025

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Corporate Bonds — continued
Healthcare — Services — continued
Mehilainen Yhtiot Oy, (Finland),
Reg. S, 5.13%, 06/30/2032	EUR	167	199
5.13%, 06/30/2032 (e)	EUR	2,998	3,577
Molina Healthcare, Inc.,
3.88%, 05/15/2032 (e)		10	9
4.38%, 06/15/2028 (e)		498	490
6.25%, 01/15/2033 (e)		469	478
6.50%, 02/15/2031 (e)		1,143	1,174
MPH Acquisition Holdings LLC, 5.75%, 12/31/2030 (e)		2,071	1,817
Option Care Health, Inc., 4.38%, 10/31/2029 (e)		290	283
Pediatrix Medical Group, Inc., 5.38%, 02/15/2030 (e)		68	68
Prime Healthcare Services, Inc., 9.38%, 09/01/2029 (e)		1,908	2,003
Radiology Partners, Inc., 8.50%, 07/15/2032 (e)		172	179
9.78% (PIK), 02/15/2030 (e) (v)		130	125
Rede D’or Finance Sarl, (Luxembourg), Reg. S, 4.95%, 01/17/2028		453	453
Select Medical Corp., 6.25%, 12/01/2032 (e)		6	6
Sotera Health Holdings LLC, 7.38%, 06/01/2031 (e)		206	217
Star Parent, Inc., 9.00%, 10/01/2030 (e)		784	837
Surgery Center Holdings, Inc., 7.25%, 04/15/2032 (e)		1,996	2,021
Team Health Holdings, Inc., 8.38%, 06/30/2028 (e)		106	107
Tenet Healthcare Corp.,
4.25%, 06/01/2029		2,132	2,100
4.38%, 01/15/2030		6,782	6,654
4.63%, 06/15/2028		100	100
5.13%, 11/01/2027		266	267
5.50%, 11/15/2032 (e)		175	177
6.00%, 11/15/2033 (e)		998	1,028
6.13%, 10/01/2028		742	745
6.13%, 06/15/2030		330	338
6.75%, 05/15/2031		669	696
6.88%, 11/15/2031		22	24
Toledo Hospital (The), Series B, 5.33%, 11/15/2028		140	142
Universal Health Services, Inc., 4.63%, 10/15/2029		488	490
US Acute Care Solutions LLC, 9.75%, 05/15/2029 (e)		441	444

			93,658

Household Products/Wares — 0.1%
ACCO Brands Corp., 4.25%, 03/15/2029 (e)		2,528	2,344
Kronos Acquisition Holdings, Inc.,
8.25%, 06/30/2031 (e)		61	40
10.75%, 06/30/2032 (e)		2,000	882

			3,266

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Pharmaceuticals — 1.9%
1261229 BC Ltd., (Canada), 10.00%, 04/15/2032 (e)		11,475	11,937
AdaptHealth LLC,
4.63%, 08/01/2029 (e)		958	929
5.13%, 03/01/2030 (e)		2,191	2,137
6.13%, 08/01/2028 (e)		1,337	1,347
Amneal Pharmaceuticals LLC, 6.88%, 08/01/2032 (e)		576	608
Bausch Health Americas, Inc., 8.50%, 01/31/2027 (e)		100	99
Bausch Health Cos., Inc., (Canada),
4.88%, 06/01/2028 (e)		909	813
5.00%, 01/30/2028 (e)		205	179
5.00%, 02/15/2029 (e)		80	62
5.25%, 01/30/2030 (e)		4,840	3,388
5.25%, 02/15/2031 (e)		80	52
6.25%, 02/15/2029 (e)		150	121
7.00%, 01/15/2028 (e)		30	27
7.25%, 05/30/2029 (e)		60	48
11.00%, 09/30/2028 (e)		1,366	1,415
14.00%, 10/15/2030 (e)		60	61
Bayer AG, (Germany),
Reg. S, (EUR Swap Rate 5 Year + 3.11%), 3.13%, 11/12/2079 (aa)	EUR	2,700	3,128
Reg. S, (EUR Swap Rate 5 Year + 4.46%), 5.38%, 03/25/2082 (aa)	EUR	4,300	5,186
Reg. S, (ICE EURIBOR Swap Rate 5 Year + 3.27%), 5.50%, 09/13/2054 (aa)	EUR	1,600	1,940
Reg. S, (EUR Swap Rate 5 Year + 3.90%), 7.00%, 09/25/2083 (aa)	EUR	8,100	10,459
Series NC5, Reg. S, (EUR Swap Rate 5 Year + 3.43%), 6.63%, 09/25/2083 (aa)	EUR	100	125
Bayer US Finance II LLC, 4.38%, 12/15/2028 (e)		1,667	1,669
Bayer US Finance LLC, 6.38%, 11/21/2030 (e)		479	513
BellRing Brands, Inc., 7.00%, 03/15/2030 (e)		56	58
Cheplapharm Arzneimittel GmbH, (Germany), 5.50%, 01/15/2028 (e)		58	57
Reg. S, (EURIBOR 3 Month + 4.75%), 6.81%, 05/15/2030 (aa)	EUR	700	822
Reg. S, 7.13%, 06/15/2031	EUR	700	840
7.13%, 06/15/2031 (e)	EUR	2,726	3,271
CVS Health Corp.,
(CMT Index 5 Year + 2.52%), 6.75%, 12/10/2054 (aa)		180	188
(CMT Index 5 Year + 2.89%), 7.00%, 03/10/2055 (aa)		703	737
Dolcetto Holdco SpA, (Italy), Reg. S, 5.63%, 07/14/2032	EUR	175	209
Elanco Animal Health, Inc., 6.65%, 08/28/2028		51	53

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2025	SIX CIRCLES TRUST	263

Six Circles Credit Opportunities Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2025 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Corporate Bonds — continued
Pharmaceuticals — continued
Endo Finance Holdings, Inc., 8.50%, 04/15/2031 (e)		170	180
Grifols SA, (Spain),
Reg. S, 2.25%, 11/15/2027	EUR	600	702
Reg. S, 3.88%, 10/15/2028	EUR	13,335	15,500
4.75%, 10/15/2028 (e)		250	247
Reg. S, 7.13%, 05/01/2030	EUR	1,000	1,233
7.13%, 05/01/2030 (e)	EUR	1,627	2,006
Reg. S, 7.50%, 05/01/2030	EUR	3,650	4,505
Gruenenthal GmbH, (Germany),
Reg. S, 4.13%, 05/15/2028	EUR	1,861	2,197
Reg. S, 4.63%, 11/15/2031	EUR	1,925	2,286
Harrow, Inc., 8.63%, 09/15/2030 (e)		40	42
HLF Financing Sarl LLC / Herbalife International, Inc.,
4.88%, 06/01/2029 (e)		50	47
12.25%, 04/15/2029 (e)		969	1,046
Jazz Securities DAC, (Ireland), 4.38%, 01/15/2029 (e)		45	44
Nidda Healthcare Holding GmbH, (Germany), (EURIBOR 3 Month + 3.75%), 5.81%, 10/23/2030 (e) (aa)	EUR	3,287	3,917
Reg. S, 7.00%, 02/21/2030	EUR	2,975	3,629
Organon & Co. / Organon Foreign Debt Co-Issuer BV,
Reg. S, 2.88%, 04/30/2028	EUR	2,100	2,396
4.13%, 04/30/2028 (e)		1,704	1,660
5.13%, 04/30/2031 (e)		1,154	956
6.75%, 05/15/2034 (e)		58	52
7.88%, 05/15/2034 (e)		70	57
Owens & Minor, Inc.,
4.50%, 03/31/2029 (e)		20	14
6.63%, 04/01/2030 (e)		62	39
Paradigm Parent LLC and Paradigm Parent CO-Issuer, Inc., 8.75%, 04/17/2032 (e)		157	142
Rossini Sarl, (Luxembourg), Reg. S, 6.75%, 12/31/2029	EUR	215	266
Teva Pharmaceutical Finance Netherlands II BV, (Netherlands), 4.38%, 05/09/2030	EUR	725	874
Teva Pharmaceutical Finance Netherlands III BV, (Netherlands),
3.15%, 10/01/2026		1,119	1,106
6.00%, 12/01/2032		723	759

			98,380

Total Consumer Non-cyclical			580,965

Diversified — 0.2%
Holding Companies-Diversified — 0.2%
Benteler International AG, (Austria),
Reg. S, 7.25%, 06/15/2031	EUR	2,200	2,775
7.25%, 06/15/2031 (e)	EUR	3,831	4,832
Clue Opco LLC, 9.50%, 10/15/2031 (e)		467	493
ProGroup AG, (Germany), Reg. S, 5.38%, 04/15/2031	EUR	2,100	2,523

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Holding Companies-Diversified — continued
Stena International SA, (Luxembourg),
7.25%, 01/15/2031 (e)		160	163
7.63%, 02/15/2031 (e)		162	167

Total Diversified			10,953

Energy — 7.2%
Coal — 0.0% (g)
Alliance Resource Operating Partners LP / Alliance Resource Finance Corp., 8.63%, 06/15/2029 (e)		160	169
Conuma Resources Ltd., (Canada), 13.13%, 05/01/2028 (e)		68	67
Coronado Finance Pty Ltd., (Australia), 9.25%, 10/01/2029 (e)		1,920	1,779
SunCoke Energy, Inc., 4.88%, 06/30/2029 (e)		175	162
Warrior Met Coal, Inc., 7.88%, 12/01/2028 (e)		60	61

			2,238

Energy — Alternate Sources — 0.2%
Cullinan Holdco Scsp, (Luxembourg), 8.50%, 10/15/2029 (e)	EUR	6,135	6,297
Greenko Dutch BV, (Netherlands), 3.85%, 03/29/2026 (e)		868	860
Reg. S, 3.85%, 03/29/2026		995	986
TerraForm Power Operating LLC,
4.75%, 01/15/2030 (e)		255	248
5.00%, 01/31/2028 (e)		251	251

			8,642

Oil & Gas — 4.7%
Adnoc Murban Rsc Ltd., (United Arab Emirates), 5.13%, 09/11/2054 (e)		4,100	3,852
Reg. S, 5.13%, 09/11/2054		900	846
Aethon United BR LP / Aethon United Finance Corp., 7.50%, 10/01/2029 (e)		2,649	2,775
Antero Resources Corp.,
5.38%, 03/01/2030 (e)		191	194
7.63%, 02/01/2029 (e)		964	978
APA Corp., 4.38%, 10/15/2028		1,670	1,667
Ascent Resources Utica Holdings LLC / ARU Finance Corp.,
5.88%, 06/30/2029 (e)		50	50
6.63%, 10/15/2032 (e)		530	548
6.63%, 07/15/2033 (e)		920	952
9.00%, 11/01/2027 (e)		1,528	1,943
BKV Upstream Midstream LLC, 7.50%, 10/15/2030 (e)		98	100
Breakwater Energy Holdings Sarl, (Luxembourg), 9.25%, 11/15/2030 (e)		365	382
California Resources Corp.,
7.00%, 01/15/2034 (e)		164	162
8.25%, 06/15/2029 (e)		422	441

SEE NOTES TO FINANCIAL STATEMENTS.

264	SIX CIRCLES TRUST	DECEMBER 31, 2025

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Corporate Bonds — continued
Oil & Gas — continued
Calumet Specialty Products Partners LP / Calumet Finance Corp.,
8.13%, 01/15/2027 (e)		30	30
9.75%, 07/15/2028 (e)		35	35
Caturus Energy LLC, 8.50%, 02/15/2030 (e)		1,408	1,466
Chord Energy Corp.,
6.00%, 10/01/2030 (e)		628	635
6.75%, 03/15/2033 (e)		593	613
CITGO Petroleum Corp., 8.38%, 01/15/2029 (e)		2,873	2,987
Civitas Resources, Inc.,
5.00%, 10/15/2026 (e)		986	983
8.38%, 07/01/2028 (e)		2,710	2,792
8.63%, 11/01/2030 (e)		860	902
8.75%, 07/01/2031 (e)		696	722
9.63%, 06/15/2033 (e)		673	726
CNX Resources Corp.,
6.00%, 01/15/2029 (e)		185	186
7.25%, 03/01/2032 (e)		767	801
7.38%, 01/15/2031 (e)		119	123
Comstock Resources, Inc.,
5.88%, 01/15/2030 (e)		1,761	1,713
6.75%, 03/01/2029 (e)		2,585	2,590
Continental Resources, Inc.,
2.27%, 11/15/2026 (e)		1,838	1,800
4.38%, 01/15/2028		545	544
5.75%, 01/15/2031 (e)		1,210	1,242
Coterra Energy, Inc.,
3.90%, 05/15/2027		1,129	1,125
4.38%, 03/15/2029		1,048	1,051
Crescent Energy Finance LLC,
7.38%, 01/15/2033 (e)		955	906
7.63%, 04/01/2032 (e)		2,548	2,470
8.38%, 01/15/2034 (e)		572	568
9.25%, 02/15/2028 (e)		1,315	1,358
CVR Energy, Inc.,
5.75%, 02/15/2028 (e)		122	120
8.50%, 01/15/2029 (e)		196	202
DBR Land Holdings LLC, 6.25%, 12/01/2030 (e)		442	452
Devon Energy Corp., 5.25%, 10/15/2027		292	292
Diamond Foreign Asset Co. / Diamond Finance LLC, (Cayman Islands), 8.50%, 10/01/2030 (e)		676	716
Ecopetrol SA, (Colombia),
5.88%, 11/02/2051		1,900	1,365
7.38%, 09/18/2043		200	183
7.75%, 02/01/2032		2,100	2,161
8.38%, 01/19/2036		2,200	2,263
8.63%, 01/19/2029		1,228	1,316
Empresa Nacional del Petroleo, (Chile), Reg. S, 6.15%, 05/10/2033		3,500	3,704
Energean plc, (United Kingdom), 5.63%, 05/12/2031 (e)	EUR	1,200	1,410

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Oil & Gas — continued
Eni SpA, (Italy), Reg. S, (EUR Swap Rate 5 Year + 2.08%), 4.50%, 01/21/2031 (x) (aa)	EUR	125	149
EnQuest plc, (United Kingdom), 11.63%, 11/01/2027 (e)		70	71
EQT Corp.,
3.13%, 05/15/2026 (e)		881	876
4.50%, 01/15/2029		186	187
6.38%, 04/01/2029		172	178
7.00%, 02/01/2030		314	341
7.50%, 06/01/2030		186	205
Expand Energy Corp.,
5.38%, 02/01/2029		455	455
5.38%, 03/15/2030		719	729
5.88%, 02/01/2029 (e)		536	536
6.75%, 04/15/2029 (e)		1,476	1,485
FORESEA Holding SA, (Luxembourg), 7.50%, 06/15/2030 (e)		100	98
Global Marine, Inc., 7.00%, 06/01/2028		35	34
Gulfport Energy Operating Corp., 6.75%, 09/01/2029 (e)		1,071	1,105
Helmerich & Payne, Inc.,
4.65%, 12/01/2027		243	245
4.85%, 12/01/2029		186	187
Hess Corp., 7.88%, 10/01/2029		529	598
HF Sinclair Corp., 5.00%, 02/01/2028		660	660
Hilcorp Energy I LP / Hilcorp Finance Co.,
5.75%, 02/01/2029 (e)		3,538	3,499
6.00%, 04/15/2030 (e)		20	19
6.00%, 02/01/2031 (e)		448	426
6.25%, 11/01/2028 (e)		2,094	2,110
6.25%, 04/15/2032 (e)		219	206
6.88%, 05/15/2034 (e)		556	521
7.25%, 02/15/2035 (e)		845	803
8.38%, 11/01/2033 (e)		327	334
Ithaca Energy North Sea plc, (United Kingdom),
5.50%, 10/01/2031 (e)	EUR	2,350	2,776
8.13%, 10/15/2029 (e)		170	176
KazMunayGas National Co. JSC, (Kazakhstan),
Reg. S, 5.75%, 04/19/2047		2,894	2,741
Reg. S, 6.38%, 10/24/2048		747	754
Kosmos Energy Ltd., Reg. S, 7.13%, 04/04/2026		916	908
Kraken Oil & Gas Partners LLC, 7.63%, 08/15/2029 (e)		160	158
Leviathan Bond Ltd., (Israel), Reg. S, 6.75%, 06/30/2030 (e)		1,000	1,018
Long Ridge Energy LLC, 8.75%, 02/15/2032 (e)		80	85
Magnolia Oil & Gas Operating LLC / Magnolia Oil & Gas Finance Corp., 6.88%, 12/01/2032 (e)		527	542

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2025	SIX CIRCLES TRUST	265

Six Circles Credit Opportunities Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2025 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Oil & Gas — continued
Matador Resources Co.,
6.25%, 04/15/2033 (e)	230	230
6.50%, 04/15/2032 (e)	790	801
6.88%, 04/15/2028 (e)	1,120	1,145
Moss Creek Resources Holdings, Inc., 8.25%, 09/01/2031 (e)	250	239
Murphy Oil Corp., 6.00%, 10/01/2032	10	10
Nabors Industries Ltd., (Bermuda), 7.50%, 01/15/2028 (e)	471	471
Nabors Industries, Inc.,
7.63%, 11/15/2032 (e)	907	892
9.13%, 01/31/2030 (e)	435	455
Noble Finance II LLC, 8.00%, 04/15/2030 (e)	1,116	1,160
Northern Oil & Gas, Inc.,
7.88%, 10/15/2033 (e)	804	783
8.75%, 06/15/2031 (e)	234	236
Occidental Petroleum Corp.,
5.20%, 08/01/2029	187	192
6.13%, 01/01/2031	1,058	1,118
7.50%, 05/01/2031	127	143
8.88%, 07/15/2030	1,297	1,500
Ovintiv, Inc.,
5.38%, 01/01/2026	390	390
5.65%, 05/15/2028	182	187
PBF Holding Co. LLC / PBF Finance Corp.,
6.00%, 02/15/2028	140	139
7.88%, 09/15/2030 (e)	487	469
9.88%, 03/15/2030 (e)	200	206
Permian Resources Operating LLC,
5.88%, 07/01/2029 (e)	849	854
6.25%, 02/01/2033 (e)	822	843
7.00%, 01/15/2032 (e)	1,142	1,190
8.00%, 04/15/2027 (e)	1,105	1,120
Pertamina Persero PT, (Indonesia), Reg. S, 6.50%, 11/07/2048	1,000	1,068
Petrobras Global Finance BV, (Netherlands), 5.13%, 09/10/2030	867	850
Petroleos del Peru SA, (Peru),
Reg. S, 4.75%, 06/19/2032	6,400	4,720
Reg. S, 5.63%, 06/19/2047	4,700	2,988
Petroleos Mexicanos, (Mexico),
6.35%, 02/12/2048	20,100	15,776
6.38%, 01/23/2045	3,250	2,618
6.63%, 06/15/2035	4,400	4,175
6.70%, 02/16/2032	1,200	1,197
7.69%, 01/23/2050	7,700	6,901
8.75%, 06/02/2029	450	483
Petronas Capital Ltd., (Malaysia), 4.55%, 04/21/2050 (e)	3,700	3,260
Reg. S, 4.55%, 04/21/2050	1,200	1,057
Precision Drilling Corp., (Canada), 6.88%, 01/15/2029 (e)	964	975

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Oil & Gas — continued
PRIO Luxembourg Holding Sarl, (Luxembourg), 6.75%, 10/15/2030 (e)		3,700	3,599
Puma International Financing SA, (Luxembourg), 7.75%, 04/25/2029 (e)		260	268
QatarEnergy, (Qatar),
Reg. S, 1.38%, 09/12/2026		1,200	1,177
Reg. S, 3.13%, 07/12/2041		14,100	10,858
Reg. S, 3.30%, 07/12/2051		10,000	7,007
Raizen Fuels Finance SA, (Luxembourg),
Reg. S, 5.70%, 01/17/2035		900	689
Reg. S, 6.25%, 07/08/2032		800	672
Reg. S, 6.45%, 03/05/2034		1,100	900
Range Resources Corp.,
4.75%, 02/15/2030 (e)		538	531
8.25%, 01/15/2029		834	851
Repsol E&P Capital Markets US LLC, 4.81%, 09/16/2028 (e)		200	202
Rio Oil Finance Trust Series 2014-3, Reg. S, 9.75%, 01/06/2027		399	411
Rio Oil Finance Trust Series 2018-1, 8.20%, 04/06/2028 (e)		71	74
Saturn Oil & Gas, Inc., (Canada), 9.63%, 06/15/2029 (e)		46	45
Seadrill Finance Ltd., (Bermuda), 8.38%, 08/01/2030 (e)		130	135
SM Energy Co.,
6.50%, 07/15/2028		526	532
6.63%, 01/15/2027		80	80
6.75%, 09/15/2026		1,242	1,244
6.75%, 08/01/2029 (e)		455	458
7.00%, 08/01/2032 (e)		130	128
Societatea Nationala de Gaze Naturale ROMGAZ SA, (Romania), Reg. S, 4.75%, 10/07/2029	EUR	1,675	2,017
State Oil Co. of the Azerbaijan Republic, (Azerbaijan), Reg. S, 6.95%, 03/18/2030		7,900	8,550
Suncor Energy, Inc., (Canada), 7.88%, 06/15/2026		103	105
Sunoco LP,
4.50%, 10/01/2029 (e)		1,990	1,939
4.63%, 05/01/2030 (e)		2,443	2,374
5.63%, 03/15/2031 (e)		575	579
5.88%, 07/15/2027 (e)		1,635	1,639
5.88%, 03/15/2034 (e)		568	568
6.25%, 07/01/2033 (e)		255	261
6.63%, 08/15/2032 (e)		1,522	1,567
7.00%, 05/01/2029 (e)		695	725
7.25%, 05/01/2032 (e)		195	206
(CMT Index 5 Year + 4.23%), 7.88%, 09/18/2030 (e) (x) (aa)		3,409	3,502
Sunoco LP / Sunoco Finance Corp.,
4.50%, 05/15/2029		2,131	2,093
4.50%, 04/30/2030		630	615
5.88%, 03/15/2028		20	20

SEE NOTES TO FINANCIAL STATEMENTS.

266	SIX CIRCLES TRUST	DECEMBER 31, 2025

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Corporate Bonds — continued
Oil & Gas — continued
6.00%, 04/15/2027		100	100
7.00%, 09/15/2028 (e)		58	60
Talos Production, Inc.,
9.00%, 02/01/2029 (e)		200	208
9.38%, 02/01/2031 (e)		129	134
Tengizchevroil Finance Co. International Ltd., (Bermuda), 3.25%, 08/15/2030 (e)		400	371
Reg. S, 3.25%, 08/15/2030		1,900	1,764
Reg. S, 4.00%, 08/15/2026		2,162	2,152
TGNR Intermediate Holdings LLC, 5.50%, 10/15/2029 (e)		1,412	1,398
Transocean Aquila Ltd., (Cayman Islands), 8.00%, 09/30/2028 (e)		36	37
Transocean International Ltd., (Bermuda),
6.80%, 03/15/2038		90	77
7.50%, 04/15/2031		50	47
7.88%, 10/15/2032 (e)		419	438
8.25%, 05/15/2029 (e)		2,783	2,805
8.50%, 05/15/2031 (e)		574	569
8.75%, 02/15/2030 (e)		1,248	1,303
Transocean Titan Financing Ltd., (Cayman Islands), 8.38%, 02/01/2028 (e)		65	66
Trident Energy Finance plc, (United Kingdom), 12.50%, 11/30/2029 (e)		94	95
Uzbekneftegaz JSC, (Uzbekistan), Reg. S, 4.75%, 11/16/2028		3,800	3,657
Valaris Ltd., (Bermuda), 8.38%, 04/30/2030 (e)		897	933
Var Energi ASA, (Norway), Reg. S, (ICE EURIBOR Swap Rate 5 Year + 4.77%), 7.86%, 11/15/2083 (aa)	EUR	6,359	8,205
Vermilion Energy, Inc., (Canada),
6.88%, 05/01/2030 (e)		100	99
7.25%, 02/15/2033 (e)		125	118
Viper Energy Partners LLC, 4.90%, 08/01/2030		313	317
Vital Energy, Inc.,
7.75%, 07/31/2029 (e)		1,007	1,005
7.88%, 04/15/2032 (e)		716	705
9.75%, 10/15/2030		77	81
W&T Offshore, Inc., 10.75%, 02/01/2029 (e)		20	18
Wildfire Intermediate Holdings LLC, 7.50%, 10/15/2029 (e)		986	995
Wintershall Dea Finance 2 BV, (Netherlands), Series NC8, Reg. S, (EUR Swap Rate 5 Year + 3.32%), 3.00%, 07/20/2028 (x) (aa)	EUR	6,700	7,559

			235,435

Oil & Gas Services — 0.6%
Archrock Partners LP / Archrock Partners Finance Corp.,
6.25%, 04/01/2028 (e)		1,162	1,169
6.63%, 09/01/2032 (e)		1,126	1,161

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Oil & Gas Services — continued
Bristow Group, Inc., 6.88%, 03/01/2028 (e)		180	180
CHC Group LLC, (Cayman Islands), 11.75%, 09/01/2030 (e)		177	166
Deepocean Ltd., (Jersey), 6.00%, 04/08/2031 (e)	EUR	575	693
Enerflex, Inc., 6.88%, 01/15/2031 (e)		196	200
Guara Norte Sarl, (Luxembourg), Reg. S, 5.20%, 06/15/2034		4,346	4,242
Helix Energy Solutions Group, Inc., 9.75%, 03/01/2029 (e)		226	238
Kodiak Gas Services LLC,
6.50%, 10/01/2033 (e)		1,029	1,052
6.75%, 10/01/2035 (e)		957	984
7.25%, 02/15/2029 (e)		1,614	1,679
Nine Energy Service, Inc., 13.00%, 02/01/2028		30	9
Oceaneering International, Inc., 6.00%, 02/01/2028		525	532
OEG Finance plc, (United Kingdom), Reg. S, 7.25%, 09/27/2029	EUR	3,450	4,238
SESI LLC, 7.88%, 09/30/2030 (e)		367	361
Star Holding LLC, 8.75%, 08/01/2031 (e)		718	691
TGS ASA, (Norway), 8.50%, 01/15/2030 (e)		130	136
Tidewater, Inc., 9.13%, 07/15/2030 (e)		1,270	1,363
USA Compression Partners LP / USA Compression Finance Corp.,
6.25%, 10/01/2033 (e)		1,220	1,235
7.13%, 03/15/2029 (e)		733	759
Viridien, (France), 10.00%, 10/15/2030 (e)		42	44
WBI Operating LLC,
6.25%, 10/15/2030 (e)		135	136
6.50%, 10/15/2033 (e)		94	93
Weatherford International Ltd., (Bermuda), 6.75%, 10/15/2033 (e)		1,744	1,786
Yinson Boronia Production BV, (Netherlands), 8.95%, 07/31/2042 (e)		2,158	2,352
Reg. S, 8.95%, 07/31/2042		1,246	1,357
Yinson Production Financial Services Pte Ltd., (Singapore), Reg. S, 9.63%, 05/03/2029 (e)		3,900	4,083

			30,939

Pipelines — 1.7%
Antero Midstream Partners LP / Antero Midstream Finance Corp.,
5.38%, 06/15/2029 (e)		1,420	1,420
5.75%, 01/15/2028 (e)		2,627	2,632
5.75%, 10/15/2033 (e)		100	101
5.75%, 07/01/2034 (e)		290	292
6.63%, 02/01/2032 (e)		267	276
Blue Racer Midstream LLC / Blue Racer Finance Corp.,
6.63%, 07/15/2026 (e)		613	613
7.00%, 07/15/2029 (e)		841	877
7.25%, 07/15/2032 (e)		506	537

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2025	SIX CIRCLES TRUST	267

Six Circles Credit Opportunities Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2025 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Pipelines — continued
Buckeye Partners LP,
3.95%, 12/01/2026	188	186
4.13%, 12/01/2027	70	69
4.50%, 03/01/2028 (e)	66	66
5.60%, 10/15/2044	116	105
5.85%, 11/15/2043	73	68
6.75%, 02/01/2030 (e)	306	321
6.75%, 08/15/2033	60	62
6.88%, 07/01/2029 (e)	287	299
Cheniere Energy, Inc., 4.63%, 10/15/2028	214	214
CNX Midstream Partners LP, 4.75%, 04/15/2030 (e)	465	451
Columbia Pipelines Holding Co. LLC,
6.04%, 08/15/2028 (e)	675	702
6.06%, 08/15/2026 (e)	352	355
CQP Holdco LP / BIP-V Chinook Holdco LLC, 5.50%, 06/15/2031 (e)	2,124	2,101
Delek Logistics Partners LP / Delek Logistics Finance Corp.,
7.13%, 06/01/2028 (e)	237	238
7.38%, 06/30/2033 (e)	462	472
8.63%, 03/15/2029 (e)	296	310
DT Midstream, Inc., 4.13%, 06/15/2029 (e)	1,024	1,011
Enbridge, Inc., (Canada),
(CMT Index 5 Year + 2.97%), 7.20%, 06/27/2054 (aa)	299	317
(CMT Index 5 Year + 3.12%), 7.38%, 03/15/2055 (aa)	411	435
Energy Transfer LP,
5.63%, 05/01/2027 (e)	794	794
6.00%, 02/01/2029 (e)	1,201	1,214
(CMT Index 5 Year + 2.68%), 6.50%, 02/15/2056 (aa)	384	382
(CMT Index 5 Year + 2.48%), 6.75%, 02/15/2056 (aa)	198	199
(CMT Index 5 Year + 2.83%), 7.13%, 10/01/2054 (aa)	116	119
7.38%, 02/01/2031 (e)	308	320
(CMT Index 5 Year + 4.02%), 8.00%, 05/15/2054 (aa)	1,139	1,216
Series G, (CMT Index 5 Year + 5.31%), 7.13%, 05/15/2030 (x) (aa)	457	468
Series H, (CMT Index 5 Year + 5.69%), 6.50%, 11/15/2026 (x) (aa)	1,134	1,139
Excelerate Energy LP, 8.00%, 05/15/2030 (e)	157	166
Genesis Energy LP / Genesis Energy Finance Corp.,
7.75%, 02/01/2028	104	104
7.88%, 05/15/2032	118	123
8.00%, 05/15/2033	571	593
8.25%, 01/15/2029	79	83
8.88%, 04/15/2030	80	84

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Pipelines — continued
Global Partners LP / GLP Finance Corp.,
6.88%, 01/15/2029	516	522
7.13%, 07/01/2033 (e)	466	476
8.25%, 01/15/2032 (e)	996	1,049
Harvest Midstream I LP,
7.50%, 09/01/2028 (e)	190	193
7.50%, 05/15/2032 (e)	120	125
Hess Midstream Operations LP,
4.25%, 02/15/2030 (e)	202	198
5.13%, 06/15/2028 (e)	942	946
5.88%, 03/01/2028 (e)	30	30
6.50%, 06/01/2029 (e)	106	110
Howard Midstream Energy Partners LLC,
6.63%, 01/15/2034 (e)	1,053	1,082
7.38%, 07/15/2032 (e)	283	298
ITT Holdings LLC, 6.50%, 08/01/2029 (e)	1,224	1,175
Kinder Morgan, Inc., 5.00%, 02/01/2029	66	68
Kinetik Holdings LP,
5.88%, 06/15/2030 (e)	93	94
6.63%, 12/15/2028 (e)	698	719
Martin Midstream Partners LP / Martin Midstream Finance Corp., 11.50%, 02/15/2028 (e)	180	186
New Generation Gas Gathering LLC, 0.00%, 09/30/2029 (e) (bb)	264	260
Reg. S, 0.00%, 12/31/2049 (e) (bb)	176	173
Reg. S, 10.08%, 09/30/2029 (e) (bb)	176	173
NFE Financing LLC, 12.00%, 11/15/2029 (e)	1,330	358
NGL Energy Operating LLC / NGL Energy Finance Corp.,
8.13%, 02/15/2029 (e)	851	884
8.38%, 02/15/2032 (e)	1,386	1,435
NGPL PipeCo. LLC, 4.88%, 08/15/2027 (e)	387	389
Northriver Midstream Finance LP, (Canada), 6.75%, 07/15/2032 (e)	417	425
NuStar Logistics LP, 6.00%, 06/01/2026	825	827
Prairie Acquiror LP, 9.00%, 08/01/2029 (e)	464	482
QazaqGaz NC JSC, (Kazakhstan), Reg. S, 4.38%, 09/26/2027	1,250	1,246
Rockies Express Pipeline LLC,
4.80%, 05/15/2030 (e)	420	413
4.95%, 07/15/2029 (e)	228	228
6.75%, 03/15/2033 (e)	90	95
6.88%, 04/15/2040 (e)	1,755	1,814
7.50%, 07/15/2038 (e)	300	326
Sabal Trail Transmission LLC, 4.25%, 05/01/2028 (e)	787	783
Sabine Pass Liquefaction LLC, 5.88%, 06/30/2026	25	25
South Bow Canadian Infrastructure Holdings Ltd., (Canada),
(CMT Index 5 Year + 3.67%), 7.50%, 03/01/2055 (aa)	90	96

SEE NOTES TO FINANCIAL STATEMENTS.

268	SIX CIRCLES TRUST	DECEMBER 31, 2025

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Pipelines — continued
(CMT Index 5 Year + 3.95%), 7.63%, 03/01/2055 (aa)	70	73
South Bow USA Infrastructure Holdings LLC, 4.91%, 09/01/2027	702	708
Southern Gas Corridor CJSC, (Azerbaijan), Reg. S, 6.88%, 03/24/2026	9,300	9,360
Summit Midstream Holdings LLC, 8.63%, 10/31/2029 (e)	161	167
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.,
5.50%, 01/15/2028 (e)	2,720	2,721
6.00%, 12/31/2030 (e)	143	144
6.00%, 09/01/2031 (e)	520	518
6.75%, 03/15/2034 (e)	142	142
7.38%, 02/15/2029 (e)	1,410	1,459
Targa Resources Partners LP / Targa Resources Partners Finance Corp.,
5.00%, 01/15/2028	758	758
6.88%, 01/15/2029	1,637	1,657
TransMontaigne Partners LLC, 8.50%, 06/15/2030 (e)	376	379
Venture Global Calcasieu Pass LLC,
3.88%, 08/15/2029 (e)	1,177	1,103
3.88%, 11/01/2033 (e)	18	16
4.13%, 08/15/2031 (e)	94	85
6.25%, 01/15/2030 (e)	216	219
Venture Global LNG, Inc.,
7.00%, 01/15/2030 (e)	223	215
8.13%, 06/01/2028 (e)	592	600
8.38%, 06/01/2031 (e)	1,200	1,194
(CMT Index 5 Year + 5.44%), 9.00%, 09/30/2029 (e) (x) (aa)	3,452	2,726
9.50%, 02/01/2029 (e)	6,874	7,125
9.88%, 02/01/2032 (e)	2,097	2,166
Venture Global Plaquemines LNG LLC,
6.13%, 12/15/2030 (e)	2,492	2,539
6.50%, 01/15/2034 (e)	2,818	2,886
6.50%, 06/15/2034 (e)	509	520
6.75%, 01/15/2036 (e)	2,979	3,051
7.50%, 05/01/2033 (e)	1,769	1,912
7.75%, 05/01/2035 (e)	1,186	1,296
Western Midstream Operating LP,
4.75%, 08/15/2028	87	88
4.80%, 03/01/2031	230	230
7.25%, 04/01/2030 (e)	1,029	1,097
Whistler Pipeline LLC, 5.40%, 09/30/2029 (e)	353	364

		86,755

Total Energy		364,009

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Financial — 12.9%
Banks — 2.8%
AIB Group plc, (Ireland),
Reg. S, (ICE EURIBOR Swap Rate 5 Year + 3.71%), 6.00%, 07/14/2031 (x) (aa)	EUR	1,675	2,016
(United States SOFR + 2.33%), 6.61%, 09/13/2029 (e) (aa)		416	442
Reg. S, (ICE EURIBOR Swap Rate 5 Year + 4.39%), 7.13%, 10/30/2029 (x) (aa)	EUR	800	1,015
Armor Holdco, Inc., 8.50%, 11/15/2029 (e)		80	81
Banco Comercial Portugues SA, (Portugal), Reg. S, (ICE EURIBOR Swap Rate 5 Year + 5.78%), 8.13%, 01/18/2029 (x) (aa)	EUR	2,800	3,560
Banco Davivienda SA, (Colombia), Reg. S, (CMT Index 1 Year + 5.10%), 6.65%, 04/22/2031 (x) (aa)		1,300	1,233
Banco de Sabadell SA, (Spain), Reg. S, (EUR Swap Rate 5 Year + 6.83%), 9.38%, 07/18/2028 (x) (aa)	EUR	5,000	6,589
Banco Mercantil del Norte SA, (Mexico), (CMT Index 5 Year + 4.07%), 8.38%, 05/20/2031 (e) (x) (aa)		2,800	2,940
Banco Nacional de Comercio Exterior SNC, (Mexico), 5.88%, 05/07/2030 (e)		700	724
Bangkok Bank PCL, (Thailand), 5.08%, 11/26/2035 (e)		2,600	2,597
Bank Negara Indonesia Persero Tbk. PT, (Indonesia), Reg. S, 3.75%, 03/30/2026		600	596
Bank of America Corp.,
(CMT Index 5 Year + 2.35%), 6.25%, 07/26/2030 (x) (aa)		1,525	1,549
(CMT Index 5 Year + 2.68%), 6.63%, 05/01/2030 (x) (aa)		2,251	2,345
Bank of Ireland Group plc, (Ireland),
(CMT Index 1 Year + 1.10%), 2.03%, 09/30/2027 (e) (aa)		922	907
(United States SOFR + 1.62%), 5.60%, 03/20/2030 (e) (aa)		334	347
Barclays plc, (United Kingdom),
(CMT Index 5 Year + 3.41%), 4.38%, 03/15/2028 (x) (aa)		265	256
(United States SOFR + 1.23%), 5.37%, 02/25/2031 (aa)		283	293
(United States SOFR + 1.88%), 6.50%, 09/13/2027 (aa)		462	469
(USD SOFR ICE Swap Rate 5 Year + 3.69%), 7.63%, 03/15/2035 (x) (aa)		487	520
(CMT Index 5 Year + 5.43%), 8.00%, 03/15/2029 (x) (aa)		200	213
(ICE Swap Rate GBP SONIA 5 Year + 5.64%), 9.25%, 09/15/2028 (x) (aa)	GBP	5,890	8,565
(USD SOFR ICE Swap Rate 5 Year + 5.78%), 9.63%, 12/15/2029 (x) (aa)		1,451	1,644

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2025	SIX CIRCLES TRUST	269

Six Circles Credit Opportunities Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2025 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Corporate Bonds — continued
Banks — continued
BNP Paribas SA, (France),
(United States SOFR + 1.61%), 1.90%, 09/30/2028 (e) (aa)		400	385
(United States SOFR + 1.23%), 2.59%, 01/20/2028 (e) (aa)		1,086	1,069
(United States SOFR + 1.28%), 5.28%, 11/19/2030 (e) (aa)		200	206
BOI Finance BV, (Netherlands), Reg. S, 7.50%, 02/16/2027	EUR	2,200	2,653
BPCE SA, (France),
(United States SOFR + 1.09%), 2.05%, 10/19/2027 (e) (aa)		305	300
4.88%, 04/01/2026 (e)		200	200
CaixaBank SA, (Spain),
Reg. S, (EUR Swap Rate 5 Year + 3.86%), 3.63%, 09/14/2028 (x) (aa)	EUR	1,200	1,367
Reg. S, (ICE EURIBOR Swap Rate 5 Year + 3.94%), 6.25%, 07/24/2032 (x) (aa)	EUR	200	247
Capital One NA, (USD SOFR Spread-Adjusted ICE Swap Rate 5 Year + 1.73%), 5.97%, 08/09/2028 (aa)		282	293
Citigroup, Inc.,
(United States SOFR + 1.17%), 4.50%, 09/11/2031 (aa)		1,375	1,381
(United States SOFR + 0.87%), 4.79%, 03/04/2029 (aa)		659	669
(United States SOFR + 1.36%), 5.17%, 02/13/2030 (aa)		1,099	1,129
(CMT Index 5 Year + 3.00%), 6.63%, 02/15/2031 (x) (aa)		700	710
Series CC, (CMT Index 5 Year + 2.69%), 7.13%, 08/15/2029 (x) (aa)		1,036	1,068
Series DD, (CMT Index 1 Year + 2.76%), 7.00%, 08/15/2034 (x) (aa)		336	354
Series EE, (CMT Index 5 Year + 2.57%), 6.75%, 02/15/2030 (x) (aa)		683	695
Series FF, (CMT Index 5 Year + 2.73%), 6.95%, 02/15/2030 (x) (aa)		410	423
Series GG, (CMT Index 5 Year + 2.89%), 6.88%, 08/15/2030 (x) (aa)		506	526
Series X, (CMT Index 5 Year + 3.42%), 3.88%, 02/18/2026 (x) (aa)		2,371	2,363
Citizens Financial Group, Inc.,
(United States SOFR + 1.26%), 5.25%, 03/05/2031 (aa)		1,825	1,876
(United States SOFR + 2.01%), 5.84%, 01/23/2030 (aa)		388	405
Commerzbank AG, (Germany), Reg. S, (EUR Swap Rate 5 Year + 4.39%), 4.25%, 10/09/2027 (x) (aa)	EUR	2,600	3,034
Credit Agricole SA, (France), Reg. S, (ICE EURIBOR Swap Rate 5 Year + 4.21%), 6.50%, 09/23/2029 (x) (aa)	EUR	2,300	2,855

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Banks — continued
Deutsche Bank AG, (Germany),
Reg. S, (ICE EURIBOR Swap Rate 5 Year + 4.55%), 4.50%, 11/30/2026 (x) (aa)	EUR	3,800	4,454
Reg. S, (ICE EURIBOR Swap Rate 5 Year + 5.69%), 6.75%, 10/30/2028 (x) (aa)	EUR	5,200	6,367
Reg. S, (ICE EURIBOR Swap Rate 5 Year + 4.60%), 7.13%, 10/30/2030 (x) (aa)	EUR	200	249
Reg. S, (ICE EURIBOR Swap Rate 5 Year + 5.26%), 8.13%, 10/30/2029 (x) (aa)	EUR	5,600	7,152
Deutsche Pfandbriefbank AG, (Germany), Reg. S, (ICE EURIBOR Swap Rate 5 Year + 4.86%), 7.13%, 10/04/2035 (aa)	EUR	1,200	1,461
Eurobank SA, (Greece), Reg. S, (ICE EURIBOR Swap Rate 1 Year + 1.70%), 4.00%, 02/07/2036 (aa)	EUR	100	117
First Citizens BancShares, Inc., (United States SOFR + 1.41%), 5.23%, 03/12/2031 (aa)		826	839
First Horizon Corp., (United States SOFR + 1.77%), 5.51%, 03/07/2031 (aa)		328	339
Freedom Mortgage Corp.,
6.63%, 01/15/2027 (e)		1,595	1,601
12.25%, 10/01/2030 (e)		879	975
Goldman Sachs Group, Inc. (The),
(CME Term SOFR 3 Month + 1.56%), 4.22%, 05/01/2029 (aa)		1,657	1,661
(United States SOFR + 1.58%), 5.22%, 04/23/2031 (aa)		1,395	1,442
(CMT Index 5 Year + 2.46%), 6.85%, 02/10/2030 (x) (aa)		1,266	1,316
Series Y, (CMT Index 1 Year + 2.40%), 6.13%, 11/10/2034 (x) (aa)		1,199	1,216
HSBC Holdings plc, (United Kingdom),
(United States SOFR + 1.03%), 4.90%, 03/03/2029 (aa)		434	441
(United States SOFR + 1.06%), 5.60%, 05/17/2028 (aa)		286	291
Intesa Sanpaolo SpA, (Italy),
(CMT Index 1 Year + 2.60%), 4.20%, 06/01/2032 (e) (aa)		770	736
5.71%, 01/15/2026 (e)		410	410
KBC Group NV, (Belgium), Reg. S, (ICE EURIBOR Swap Rate 5 Year + 3.99%), 6.25%, 09/17/2031 (x) (aa)	EUR	800	986
Macquarie Bank Ltd., (Australia), 3.62%, 06/03/2030 (e)		239	229
Macquarie Group Ltd., (Australia), (CME Term SOFR 3 Month + 1.63%), 3.76%, 11/28/2028 (e) (aa)		506	502
Morgan Stanley,
(United States SOFR + 1.22%), 5.04%, 07/19/2030 (aa)		155	159
(United States SOFR + 1.73%), 5.12%, 02/01/2029 (aa)		476	486

SEE NOTES TO FINANCIAL STATEMENTS.

270	SIX CIRCLES TRUST	DECEMBER 31, 2025

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Corporate Bonds — continued
Banks — continued
(United States SOFR + 1.63%), 5.45%, 07/20/2029 (aa)		98	101
Series I, (United States SOFR + 1.07%), 4.36%, 10/22/2031 (aa)		282	282
Morgan Stanley Private Bank NA, (United States SOFR + 1.08%), 4.73%, 07/18/2031 (aa)		250	254
National Bank of Greece SA, (Greece),
Reg. S, (ICE EURIBOR Swap Rate 5 Year + 3.15%), 5.88%, 06/28/2035 (aa)	EUR	6,055	7,603
Reg. S, (ICE EURIBOR Swap Rate 5 Year + 4.65%), 8.00%, 01/03/2034 (aa)	EUR	3,017	3,947
NatWest Group plc, (United Kingdom),
(CMT Index 1 Year + 1.22%), 4.96%, 08/15/2030 (aa)		296	302
(CMT Index 5 Year + 3.75%), 8.13%, 11/10/2033 (x) (aa)		580	653
Nova Ljubljanska Banka dd, (Slovenia), Reg. S, (ICE EURIBOR Swap Rate 5 Year + 4.23%), 6.88%, 01/24/2034 (aa)	EUR	2,200	2,789
PNC Financial Services Group, Inc. (The),
(United States SOFR + 1.33%), 4.90%, 05/13/2031 (aa)		549	562
Series W, (CMT Index 7 Year + 2.81%), 6.25%, 03/15/2030 (x) (aa)		232	240
Popular, Inc., (Puerto Rico), 7.25%, 03/13/2028		544	573
QNB Finance Ltd., (Cayman Islands), Reg. S, 4.50%, 07/24/2030		1,500	1,518
Santander UK Group Holdings plc, (United Kingdom),
(SOFR Compounded Index + 1.07%), 4.32%, 09/22/2029 (aa)		248	248
(United States SOFR + 2.60%), 6.53%, 01/10/2029 (aa)		990	1,035
Societe Generale SA, (France), (CMT Index 5 Year + 3.79%), 8.13%, 11/21/2029 (e) (x) (aa)		274	288
Reg. S, (CMT Index 5 Year + 5.45%)10.00%, 11/14/2028 (aa) (x)		2,200	2,446
Standard Chartered plc, (United Kingdom),
(CMT Index 1 Year + 1.05%), 5.69%, 05/14/2028 (e) (aa)		256	261
(CMT Index 1 Year + 1.85%), 6.75%, 02/08/2028 (e) (aa)		400	411
Synchrony Bank, 5.63%, 08/23/2027		1,056	1,077
Toronto-Dominion Bank (The), (Canada), (CMT Index 5 Year + 2.98%), 7.25%, 07/31/2084 (aa)		595	625
Turkiye Vakiflar Bankasi TAO, (Turkey), 7.25%, 07/31/2030 (e)		1,600	1,657
UBS Group AG, (Switzerland),
(CMT Index 1 Year + 0.85%), 1.49%, 08/10/2027 (e) (aa)		1,067	1,050

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Banks — continued
(IBOR USD 3 Month + 1.41%), 3.87%, 01/12/2029 (e) (aa)		806	802
(CMT Index 1 Year + 2.05%), 4.70%, 08/05/2027 (e) (aa)		1,194	1,198
(CMT Index 1 Year + 1.52%), 5.43%, 02/08/2030 (e) (aa)		200	207
(USD SOFR ICE Swap Rate 5 Year + 3.12%), 6.60%, 08/05/2030 (e) (x) (aa)		400	406
(USD SOFR ICE Swap Rate 5 Year + 3.63%), 6.85%, 09/10/2029 (e) (x) (aa)		200	205
(USD SOFR ICE Swap Rate 5 Year + 3.08%), 7.00%, 02/10/2030 (e) (x) (aa)		400	409
(USD SOFR ICE Swap Rate 5 Year + 3.30%), 7.00%, 02/05/2035 (e) (x) (aa)		221	225
(USD SOFR ICE Swap Rate 5 Year + 3.18%), 7.13%, 08/10/2034 (e) (x) (aa)		600	615
(USD SOFR ICE Swap Rate 5 Year + 4.16%), 7.75%, 04/12/2031 (e) (x) (aa)		600	647
(CMT Index 5 Year + 4.75%), 9.25%, 11/13/2028 (e) (x) (aa)		200	219
(CMT Index 5 Year + 4.76%), 9.25%, 11/13/2033 (e) (x) (aa)		365	428
Unicaja Banco SA, (Spain), Reg. S, (EUR Swap Rate 5 Year + 2.80%), 5.50%, 06/22/2034 (aa)	EUR	1,400	1,726
US Bancorp, (United States SOFR + 1.06%), 5.05%, 02/12/2031 (aa)		2,007	2,063
Uzbek Industrial and Construction Bank ATB, (Uzbekistan), 8.95%, 07/24/2029 (e)		1,000	1,072
Reg. S, 8.95%, 07/24/2029		200	215
Vakifbank DPR, 6.83%, 03/15/2035 (bb)		2,200	2,200
Valley National Bancorp, (CME Term SOFR 3 Month + 2.78%), 6.25%, 09/30/2032 (aa)		110	108
Walker & Dunlop, Inc., 6.63%, 04/01/2033 (e)		348	357
Wells Fargo & Co.,
(United States SOFR + 1.37%), 4.97%, 04/23/2029 (aa)		319	325
(United States SOFR + 1.50%), 5.20%, 01/23/2030 (aa)		244	251
(United States SOFR + 1.74%), 5.57%, 07/25/2029 (aa)		178	184
(United States SOFR + 1.79%), 6.30%, 10/23/2029 (aa)		786	831
(CMT Index 5 Year + 2.77%), 6.85%, 09/15/2029 (x) (aa)		614	642

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2025	SIX CIRCLES TRUST	271

Six Circles Credit Opportunities Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2025 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Banks — continued
Zions Bancorp NA, (United States SOFR + 1.16%), 4.70%, 08/18/2028 (aa)	756	756

		140,551

Diversified Financial Services — 2.9%
AG Issuer LLC, 6.25%, 03/01/2028 (e)	461	463
Air Lease Corp., 4.63%, 10/01/2028	1,002	1,006
Aircastle Ltd. / Aircastle Ireland DAC, (Bermuda),
5.00%, 09/15/2030 (e)	188	190
5.25%, 03/15/2030 (e)	150	153
Aircastle Ltd., (Bermuda), 5.95%, 02/15/2029 (e)	187	195
Aretec Group, Inc.,
7.50%, 04/01/2029 (e)	50	50
10.00%, 08/15/2030 (e)	108	117
Atlanticus Holdings Corp., 9.75%, 09/01/2030 (e)	80	80
Atlas Warehouse Lending Co. LP,
6.05%, 01/15/2028 (e)	600	619
6.25%, 01/15/2030 (e)	750	790
Avation Group S Pte Ltd., (Singapore), 8.50%, 05/15/2031 (e)	34	34
Aviation Capital Group LLC,
1.95%, 09/20/2026 (e)	614	604
3.50%, 11/01/2027 (e)	337	332
5.38%, 07/15/2029 (e)	630	645
Avilease Capital Ltd., (Cayman Islands), 4.75%, 11/12/2030 (e)	627	622
Avolon Holdings Funding Ltd., (Cayman Islands),
2.13%, 02/21/2026 (e)	305	304
2.53%, 11/18/2027 (e)	397	385
2.75%, 02/21/2028 (e)	81	79
3.25%, 02/15/2027 (e)	251	248
4.95%, 01/15/2028 (e)	74	75
5.75%, 03/01/2029 (e)	453	469
5.75%, 11/15/2029 (e)	585	607
Azorra Finance Ltd., (Cayman Islands),
7.25%, 01/15/2031 (e)	587	615
7.75%, 04/15/2030 (e)	1,108	1,170
Bread Financial Holdings, Inc.,
6.75%, 05/15/2031 (e)	455	471
(CMT Index 5 Year + 4.30%), 8.38%, 06/15/2035 (e) (aa)	550	569
Burford Capital Global Finance LLC,
6.25%, 04/15/2028 (e)	182	181
6.88%, 04/15/2030 (e)	230	224
7.50%, 07/15/2033 (e)	86	83
9.25%, 07/01/2031 (e)	230	237
CIMA Finance DAC, (Ireland), Reg. S, 2.95%, 09/05/2029	3,609	3,388
Citadel Securities Global Holdings LLC, 5.50%, 06/18/2030 (e)	500	514

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Diversified Financial Services — continued
Cobra AcquisitionCo. LLC,
6.38%, 11/01/2029 (e)		70	61
12.25%, 11/01/2029 (e)		68	70
Coinbase Global, Inc.,
3.38%, 10/01/2028 (e)		240	229
3.63%, 10/01/2031 (e)		200	178
Credicorp Capital Sociedad Titulizadora SA, (Peru),
Reg. S, 9.70%, 03/05/2045 (e)	PEN	8,200	2,568
Reg. S, 10.10%, 12/15/2043 (e)	PEN	6,300	2,024
Credit Acceptance Corp.,
6.63%, 03/15/2030 (e)		90	90
9.25%, 12/15/2028 (e)		90	94
CrossCountry Intermediate HoldCo LLC,
6.50%, 10/01/2030 (e)		895	913
6.75%, 12/01/2032 (e)		335	340
Encore Capital Group, Inc.,
Reg. S, 4.25%, 06/01/2028	GBP	4,008	5,173
6.63%, 04/15/2031 (e)		825	829
8.50%, 05/15/2030 (e)		300	322
9.25%, 04/01/2029 (e)		950	1,000
Encore Issuances SA, (Luxembourg), Reg. S, (EURIBOR 1 Month + 3.00%), 4.99%, 08/14/2026 (aa)		EUR 117	138
Enova International, Inc.,
9.13%, 08/01/2029 (e)		90	96
11.25%, 12/15/2028 (e)		108	114
Equitable America Global Funding, 4.65%, 06/09/2028 (e)		234	237
EZCORP, Inc., 7.38%, 04/01/2032 (e)		100	106
Finance of America Funding LLC, 8.88%, 11/30/2026 (e)		23	23
Focus Financial Partners LLC, 6.75%, 09/15/2031 (e)		1,064	1,096
Freedom Funding Center LLC, 12.00% (cash), 10/01/2032 (e) (v)		1,047	1,099
Freedom Mortgage Holdings LLC,
6.88%, 05/01/2031 (e)		274	274
7.88%, 04/01/2033 (e)		62	64
8.38%, 04/01/2032 (e)		568	598
9.13%, 05/15/2031 (e)		1,908	2,050
9.25%, 02/01/2029 (e)		1,653	1,728
Garfunkelux Holdco 3 SA, (Luxembourg), Reg. S, 9.00%, 09/01/2028	EUR	187	210
Garfunkelux Holdco 4 SA, (Luxembourg), Reg. S, 10.50% (Blend (cash 0.02% + PIK 10.48%)), 05/01/2030 (v)	EUR	26	—	(h)
GGAM Finance Ltd., (Cayman Islands),
5.88%, 03/15/2030 (e)		326	331
6.88%, 04/15/2029 (e)		536	556
8.00%, 02/15/2027 (e)		2,345	2,398
8.00%, 06/15/2028 (e)		980	1,038
Global Aircraft Leasing Co. Ltd., (Cayman Islands), 8.75%, 09/01/2027 (e)		1,580	1,638
goeasy Ltd., (Canada),
6.88%, 05/15/2030 (e)		110	105
6.88%, 02/15/2031 (e)		1,305	1,221

SEE NOTES TO FINANCIAL STATEMENTS.

272	SIX CIRCLES TRUST	DECEMBER 31, 2025

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Corporate Bonds — continued
Diversified Financial Services — continued
7.38%, 10/01/2030 (e)		1,795	1,728
7.63%, 07/01/2029 (e)		150	148
9.25%, 12/01/2028 (e)		575	591
Hightower Holding LLC,
6.75%, 04/15/2029 (e)		32	32
9.13%, 01/31/2030 (e)		70	74
Intrum Investments And Financing AB, (Sweden), Reg. S, 8.00%, 09/11/2027	EUR	167	199
Jane Street Group / JSG Finance, Inc.,
4.50%, 11/15/2029 (e)		861	847
6.13%, 11/01/2032 (e)		571	581
6.75%, 05/01/2033 (e)		1,080	1,127
7.13%, 04/30/2031 (e)		177	186
Jefferies Finance LLC / JFIN Co-Issuer Corp.,
5.00%, 08/15/2028 (e)		760	732
6.63%, 10/15/2031 (e)		480	472
Jefferson Capital Holdings LLC,
6.00%, 08/15/2026 (e)		635	633
8.25%, 05/15/2030 (e)		189	199
9.50%, 02/15/2029 (e)		195	205
Jerrold Finco plc, (United Kingdom),
Reg. S, 7.50%, 06/15/2031	GBP	1,750	2,403
Reg. S, 7.88%, 04/15/2030	GBP	9,991	13,822
Kona Spc Ltd., (Cayman Islands), (EURIBOR 1 year + 3.55%), 5.72%, 09/15/2026 (e) (aa)		EUR 1,000	1,185
LD Holdings Group LLC,
6.13%, 04/01/2028 (e)		358	333
8.75%, 11/01/2027 (e)		50	49
LFS Topco LLC, 8.75%, 07/15/2030 (e)		30	30
LPL Holdings, Inc.,
4.00%, 03/15/2029 (e)		596	586
4.63%, 11/15/2027 (e)		1,147	1,147
4.90%, 04/03/2028		192	195
5.15%, 06/15/2030		287	293
Macquarie Airfinance Holdings Ltd., (United Kingdom),
5.15%, 03/17/2030 (e)		938	951
6.40%, 03/26/2029 (e)		368	386
Midcap Financial Issuer Trust,
5.63%, 01/15/2030 (e)		909	852
6.50%, 05/01/2028 (e)		889	888
Navient Corp.,
4.88%, 03/15/2028		235	233
5.00%, 03/15/2027		2,269	2,273
5.50%, 03/15/2029		111	110
5.63%, 08/01/2033		90	82
6.75%, 06/15/2026		1,553	1,569
7.88%, 06/15/2032		242	253
9.38%, 07/25/2030		301	335
11.50%, 03/15/2031		60	67
OneMain Finance Corp.,
3.50%, 01/15/2027		490	485
3.88%, 09/15/2028		1,700	1,657

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Diversified Financial Services — continued
4.00%, 09/15/2030	814	763
5.38%, 11/15/2029	916	917
6.13%, 05/15/2030	791	806
6.50%, 03/15/2033	1,415	1,429
6.63%, 01/15/2028	851	874
6.63%, 05/15/2029	360	373
6.75%, 03/15/2032	2,398	2,462
6.75%, 09/15/2033	1,695	1,719
7.13%, 03/15/2026	366	369
7.13%, 11/15/2031	1,325	1,383
7.13%, 09/15/2032	336	349
7.50%, 05/15/2031	456	480
7.88%, 03/15/2030	137	145
Osaic Holdings, Inc.,
6.75%, 08/01/2032 (e)	90	94
8.00%, 08/01/2033 (e)	258	268
Oxford Finance LLC / Oxford Finance Co-Issuer II, Inc., 6.38%, 02/01/2027 (e)	108	108
Panama Infrastructure Receivable Purchaser plc, (United Kingdom), Zero Coupon, 04/05/2032 (e)	10,200	7,854
PennyMac Financial Services, Inc.,
4.25%, 02/15/2029 (e)	2,530	2,475
5.75%, 09/15/2031 (e)	62	62
6.75%, 02/15/2034 (e)	200	207
6.88%, 05/15/2032 (e)	2,246	2,352
6.88%, 02/15/2033 (e)	140	146
7.13%, 11/15/2030 (e)	539	567
7.88%, 12/15/2029 (e)	378	402
PHH Escrow Issuer LLC / PHH Corp., 9.88%, 11/01/2029 (e)	515	534
Phoenix Aviation Capital Ltd., (Ireland), 9.25%, 07/15/2030 (e)	1,701	1,812
Planet Financial Group LLC, 10.50%, 12/15/2029 (e)	223	234
PRA Group, Inc.,
5.00%, 10/01/2029 (e)	150	141
8.38%, 02/01/2028 (e)	152	155
8.88%, 01/31/2030 (e)	1,475	1,526
Provident Funding Associates LP / PFG Finance Corp., 9.75%, 09/15/2029 (e)	120	127
Rfna LP, 7.88%, 02/15/2030 (e)	70	71
Rocket Cos., Inc.,
6.13%, 08/01/2030 (e)	5,001	5,171
6.38%, 08/01/2033 (e)	2,445	2,549
6.50%, 08/01/2029 (e)	1,450	1,495
7.13%, 02/01/2032 (e)	1,607	1,691
Rocket Mortgage LLC / Rocket Mortgage Co-Issuer, Inc.,
2.88%, 10/15/2026 (e)	3,466	3,415
3.63%, 03/01/2029 (e)	685	662
3.88%, 03/01/2031 (e)	3,812	3,620
SLM Corp., 3.13%, 11/02/2026	800	786
SOCAR Turkey Enerji AS via Steas Funding 1 DAC, (Ireland), Reg. S, 7.23%, 03/17/2026	4,600	4,596

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2025	SIX CIRCLES TRUST	273

Six Circles Credit Opportunities Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2025 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Corporate Bonds — continued
Diversified Financial Services — continued
Stellantis Financial Services US Corp.,
4.95%, 09/15/2028 (e)		1,222	1,239
5.40%, 09/15/2030 (e)		200	203
Stonebriar ABF Issuer LLC, 8.13%, 12/15/2030 (e)		131	135
Stonex Escrow Issuer LLC, 6.88%, 07/15/2032 (e)		100	104
StoneX Group, Inc., 7.88%, 03/01/2031 (e)		218	232
Synchrony Financial,
3.70%, 08/04/2026		924	921
3.95%, 12/01/2027		141	140
(United States SOFR + 1.40%), 5.02%, 07/29/2029 (aa)		236	239
TIB Diversified Payment Rights Finance Company, Series 2024-H, 7.96%, 11/15/2034 (bb)		3,900	3,900
Titanium 2l Bondco Sarl, (Luxembourg), 6.25% (PIK), 01/14/2031 (v)	EUR	7,297	1,538
TrueNoord Capital DAC, (Ireland), 8.75%, 03/01/2030 (e)		70	74
United Wholesale Mortgage LLC,
5.50%, 04/15/2029 (e)		128	127
5.75%, 06/15/2027 (e)		995	998
UWM Holdings LLC,
6.25%, 03/15/2031 (e)		1,008	1,006
6.63%, 02/01/2030 (e)		674	683
VFH Parent LLC / Valor Co-Issuer, Inc., 7.50%, 06/15/2031 (e)		150	157
Voya Global Funding, 4.60%, 11/24/2030 (e)		584	587

			149,940

Insurance — 1.7%
Acrisure LLC / Acrisure Finance, Inc.,
4.25%, 02/15/2029 (e)		80	78
6.00%, 08/01/2029 (e)		58	57
6.75%, 07/01/2032 (e)		40	42
7.50%, 11/06/2030 (e)		150	156
8.25%, 02/01/2029 (e)		3,290	3,413
8.50%, 06/15/2029 (e)		110	115
AIA Group Ltd., (Hong Kong),
Reg. S, 3.20%, 09/16/2040		1,650	1,312
5.40%, 09/30/2054 (e)		4,800	4,613
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer,
4.25%, 10/15/2027 (e)		1,704	1,693
5.88%, 11/01/2029 (e)		1,787	1,787
6.50%, 10/01/2031 (e)		136	140
6.75%, 10/15/2027 (e)		2,661	2,677
6.75%, 04/15/2028 (e)		214	218
7.00%, 01/15/2031 (e)		1,635	1,696
7.38%, 10/01/2032 (e)		646	670
Allianz SE, (Germany), Reg. S, (ICE EURIBOR Swap Rate 5 Year + 2.58%), 2.60%, 10/30/2031 (x) (aa)	EUR	1,000	1,037

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Insurance — continued
American National Group, Inc., (CMT Index 5 Year + 3.18%), 7.00%, 12/01/2055 (aa)		90	90
AmWINS Group, Inc.,
4.88%, 06/30/2029 (e)		1,411	1,388
6.38%, 02/15/2029 (e)		40	41
Amynta Agency Borrower, Inc. and Amynta Warranty Borrower, Inc., 7.50%, 07/15/2033 (e)		498	506
Aon Corp., 8.21%, 01/01/2027		2,163	2,243
APH Somerset Investor 2 LLC / APH2 Somerset Investor 2 LLC / APH3 Somerset Investor, 7.88%, 11/01/2029 (e)		362	366
Ardonagh Finco Ltd., (Jersey),
Reg. S, 6.88%, 02/15/2031	EUR	2,711	3,284
6.88%, 02/15/2031 (e)	EUR	2,419	2,930
7.75%, 02/15/2031 (e)		2,123	2,225
Ardonagh Group Finance Ltd., (Jersey), 8.88%, 02/15/2032 (e)		3,418	3,552
Assurant, Inc., 4.90%, 03/27/2028		202	204
Asurion LLC and Asurion Co-Issuer, Inc., 8.00%, 12/31/2032 (e)		2,612	2,710
Athene Global Funding,
1.99%, 08/19/2028 (e)		1,055	991
4.72%, 10/08/2029 (e)		332	332
5.38%, 01/07/2030 (e)		500	512
5.58%, 01/09/2029 (e)		356	366
Baldwin Insurance Group Holdings LLC / Baldwin Insurance Group Holdings Finance, 7.13%, 05/15/2031 (e)		51	53
Brighthouse Financial Global Funding,
1.55%, 05/24/2026 (e)		231	228
2.00%, 06/28/2028 (e)		1,136	1,066
5.55%, 04/09/2027 (e)		354	359
5.65%, 06/10/2029 (e)		555	568
Broadstreet Partners Group LLC, 5.88%, 04/15/2029 (e)		718	717
Brown & Brown, Inc., 4.90%, 06/23/2030		844	857
CNO Global Funding,
4.38%, 09/08/2028 (e)		244	244
4.70%, 12/11/2030 (e)		264	265
4.88%, 12/10/2027 (e)		315	319
4.95%, 09/09/2029 (e)		117	119
5.88%, 06/04/2027 (e)		1,190	1,216
Corebridge Financial, Inc., (CMT Index 5 Year + 2.65%), 6.38%, 09/15/2054 (aa)		386	389
Corebridge Global Funding, 5.20%, 01/12/2029 (e)		316	324
Equitable Financial Life Global Funding, 5.45%, 03/03/2028 (e)		107	110
F&G Global Funding,
1.75%, 06/30/2026 (e)		178	176
2.00%, 09/20/2028 (e)		1,208	1,132
4.65%, 09/08/2028 (e)		160	161

SEE NOTES TO FINANCIAL STATEMENTS.

274	SIX CIRCLES TRUST	DECEMBER 31, 2025

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Insurance — continued
Fidelis Insurance Holdings Ltd., (Bermuda), (CMT Index 5 Year + 4.28%), 7.75%, 06/15/2055 (aa)	30	32
FWD Group Holdings Ltd., (Cayman Islands),
5.25%, 09/22/2030 (e)	2,100	2,110
5.84%, 09/22/2035 (e)	1,100	1,112
GA Global Funding Trust,
4.40%, 09/23/2027 (e)	467	469
4.50%, 09/18/2030 (e)	676	668
5.50%, 01/08/2029 (e)	275	283
Genworth Holdings, Inc., 6.50%, 06/15/2034	26	26
Global Atlantic Fin Co., (CMT Index 5 Year + 3.55%), 7.25%, 03/01/2056 (e) (aa)	95	96
Howden UK Refinance plc / Howden UK Refinance 2 plc / Howden US Refinance LLC, (United Kingdom),
7.25%, 02/15/2031 (e)	2,585	2,662
8.13%, 02/15/2032 (e)	1,406	1,452
HUB International Ltd.,
5.63%, 12/01/2029 (e)	119	119
7.25%, 06/15/2030 (e)	5,393	5,662
7.38%, 01/31/2032 (e)	7,810	8,196
Jackson National Life Global Funding, 3.05%, 04/29/2026 (e)	800	797
Jones Deslauriers Insurance Management, Inc., (Canada),
6.88%, 10/01/2033 (e)	528	510
8.50%, 03/15/2030 (e)	809	848
Liberty Mutual Group, Inc.,
4.30%, 02/01/2061 (e)	30	20
7.80%, 03/15/2037 (e)	20	23
Lincoln Financial Global Funding, 5.30%, 01/13/2030 (e)	331	343
MGIC Investment Corp., 5.25%, 08/15/2028	1,550	1,550
Mutual of Omaha Cos. Global Funding, 5.45%, 12/12/2028 (e)	551	570
Nassau Cos. of New York(The), 7.88%, 07/15/2030 (e)	192	183
Panther Escrow Issuer LLC, 7.13%, 06/01/2031 (e)	4,568	4,734
Protective Life Corp., 4.70%, 01/15/2031 (e)	382	384
Ryan Specialty LLC,
4.38%, 02/01/2030 (e)	50	49
5.88%, 08/01/2032 (e)	900	920
Sammons Financial Group Global Funding,
5.05%, 01/10/2028 (e)	202	205
5.10%, 12/10/2029 (e)	194	199
USI, Inc., 7.50%, 01/15/2032 (e)	1,593	1,670
Wilton RE Ltd., (Canada), (CMT Index 5 Year + 5.27%), 6.00%, 10/22/2030 (e) (x) (aa)	130	129

		85,768

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Investment Companies — 1.0%
Abu Dhabi Developmental Holding Co. PJSC, (United Arab Emirates),
5.38%, 05/08/2029 (e)	1,000	1,036
5.50%, 05/08/2034 (e)	1,500	1,582
Reg. S, 5.50%, 05/08/2034	1,000	1,055
Apollo Debt Solutions BDC,
5.88%, 08/30/2030	324	328
6.70%, 07/29/2031	151	159
Ares Strategic, Inc.ome Fund,
5.15%, 01/15/2031 (e)	352	346
5.80%, 09/09/2030 (e)	364	368
Bain Capital Specialty Finance, Inc., 5.95%, 03/15/2030	151	151
BlackRock TCP Capital Corp., 6.95%, 05/30/2029	80	80
Blackstone Private Credit Fund,
2.63%, 12/15/2026	643	632
3.25%, 03/15/2027	42	41
4.95%, 09/26/2027	116	117
Blackstone Secured Lending Fund,
2.13%, 02/15/2027	230	224
3.63%, 01/15/2026	647	647
5.88%, 11/15/2027	163	166
Blue Owl Capital Corp.,
2.63%, 01/15/2027	724	707
6.20%, 07/15/2030	590	598
Blue Owl Credit Income Corp.,
3.13%, 09/23/2026	42	42
4.70%, 02/08/2027	159	158
Blue Owl Technology Finance Corp., 3.75%, 06/17/2026 (e)	163	162
Compass Group Diversified Holdings LLC,
5.00%, 01/15/2032 (e)	61	55
5.25%, 04/15/2029 (e)	685	636
Gaci First Investment Co., (Cayman Islands),
Reg. S, 4.75%, 02/14/2030	2,700	2,731
Reg. S, 4.88%, 02/14/2035	8,000	7,956
Reg. S, 5.25%, 10/13/2032	21,300	21,996
HA Sustainable Infrastructure Capital, Inc., (CMT Index 5 Year + 4.30%), 8.00%, 06/01/2056 (aa)	88	92
HAT Holdings I LLC / HAT Holdings II LLC,
3.38%, 06/15/2026 (e)	127	126
8.00%, 06/15/2027 (e)	419	435
Icahn Enterprises LP / Icahn Enterprises Finance Corp.,
4.38%, 02/01/2029	132	114
5.25%, 05/15/2027	1,369	1,350
9.00%, 06/15/2030	90	86
9.75%, 01/15/2029	740	738
10.00%, 11/15/2029 (e)	1,173	1,172
Khazanah Capital Ltd., (Malaysia), Reg. S, 4.88%, 06/01/2033	4,700	4,813
Prospect Capital Corp., 3.44%, 10/15/2028	60	53

		50,952

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2025	SIX CIRCLES TRUST	275

Six Circles Credit Opportunities Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2025 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Corporate Bonds — continued
Private Equity — 0.0% (g)
Blackstone Reg Finance Co. LLC, 4.30%, 11/03/2030		713	713
Brookfield Finance, Inc., (Canada), (CMT Index 5 Year + 2.08%), 6.30%, 01/15/2055 (aa)		998	989

			1,702

Real Estate — 3.1%
Adler Financing Sarl, (Luxembourg), Series 1L, 8.25% (PIK), 12/31/2028 (v)	EUR	9,839	12,665
Alexandrite Lake Lux Holdings Sarl, (Luxembourg),
Reg. S, 6.75%, 07/30/2030	EUR	100	120
6.75%, 07/30/2030 (e)	EUR	2,892	3,457
Alstria Office AG, (Germany), Reg. S, 5.50%, 03/20/2031	EUR	100	120
Anywhere Real Estate Group LLC / Anywhere Co-Issuer Corp.,
7.00%, 04/15/2030 (e)		93	93
Series AI, 7.00%, 04/15/2030		720	716
Anywhere Real Estate Group LLC / Realogy Co-Issuer Corp.,
5.25%, 04/15/2030 (e)		106	99
5.75%, 01/15/2029 (e)		100	97
9.75%, 04/15/2030 (e)		357	387
Aroundtown Finance Sarl, (Luxembourg), (ICE EURIBOR Swap Rate 5 Year + 2.35%), 5.00%, 04/16/2029 (x) (aa)	EUR	3,380	3,854
Reg. S, (UK Gilts 5 Year + 4.49%), 8.63%, 05/07/2029 (aa) (x)	GBP	100	140
Aroundtown SA, (Luxembourg), Reg. S, (EUR Swap Rate 5 Year + 2.42%), 1.63%, 04/15/2026 (x) (aa)	EUR	800	910
BRANICKS Group AG, (Germany), Reg. S, 2.25%, 09/22/2026	EUR	3,800	3,119
Citycon Treasury BV, (Netherlands),
Reg. S, 5.00%, 03/11/2030	EUR	1,550	1,730
Reg. S, 5.38%, 07/08/2031	EUR	100	112
CPI Property Group SA, (Luxembourg),
Reg. S, 4.75%, 07/22/2030	EUR	750	849
Reg. S, 6.00%, 01/27/2032	EUR	2,175	2,564
Reg. S, (ICE EURIBOR Swap Rate 5 Year + 5.23%), 7.50%, 03/26/2031 (x) (aa)	EUR	1,533	1,670
Cushman & Wakefield US Borrower LLC,
6.75%, 05/15/2028 (e)		153	154
8.88%, 09/01/2031 (e)		352	376
DEMIRE Deutsche Mittelstand Real Estate AG, (Germany), Reg. S, SUB, 5.00%, 12/31/2027	EUR	88	97
DL Invest Group PM SA, (Poland), Reg. S, 6.63%, 07/15/2030	EUR	2,125	2,482
Emeria SASU, (France),
Reg. S, 3.38%, 03/31/2028	EUR	110	113
Reg. S, 7.75%, 03/31/2028	EUR	1,159	1,248

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Real Estate — continued
Five Point Operating Co. LP, 8.00%, 10/01/2030 (e)		675	705
GLP China Holdings Ltd., (Hong Kong), Reg. S, 2.95%, 03/29/2026		2,600	2,561
Grand City Properties SA, (Luxembourg), Reg. S, (EUR Swap Rate 5 Year + 2.18%), 1.50%, 03/09/2026 (x) (aa)	EUR	100	116
Greystar Real Estate Partners LLC, 7.75%, 09/01/2030 (e)		80	84
Heimstaden Bostad AB, (Sweden),
Reg. S, (EUR Swap Rate 5 Year + 3.15%), 2.63%, 02/01/2027 (x) (aa)	EUR	4,384	5,004
Reg. S, (EUR Swap Rate 5 Year + 3.27%), 3.00%, 10/29/2027 (x) (aa)	EUR	6,873	7,808
Reg. S, (EUR Swap Rate 5 Year + 3.91%), 3.38%, 01/30/2026 (x) (aa)	EUR	1,452	1,702
Reg. S, (EUR Swap Rate 5 Year + 3.90%), 3.63%, 10/13/2026 (x) (aa)	EUR	1,302	1,511
Howard Hughes Corp. (The),
4.13%, 02/01/2029 (e)		2,251	2,187
4.38%, 02/01/2031 (e)		962	916
5.38%, 08/01/2028 (e)		2,280	2,289
Hunt Cos., Inc., 5.25%, 04/15/2029 (e)		1,875	1,831
IWG US Finance LLC, Reg. S, 6.50%, 06/28/2030	EUR	1,400	1,792
Kennedy-Wilson, Inc.,
4.75%, 03/01/2029		104	101
4.75%, 02/01/2030		73	69
5.00%, 03/01/2031		70	66
MLP Group SA, (Poland), Reg. S, 6.13%, 10/15/2029	EUR	1,800	2,194
New Immo Holding SA, (France),
Reg. S, 2.75%, 11/26/2026	EUR	800	935
Reg. S, 3.25%, 07/23/2027	EUR	4,200	4,925
Reg. S, 4.88%, 12/08/2028	EUR	3,700	4,404
Reg. S, 5.88%, 04/17/2028	EUR	4,100	4,984
Reg. S, 6.00%, 03/22/2029	EUR	7,600	9,309
Public Property Invest A/S, (Norway),
Reg. S, 4.38%, 10/01/2032	EUR	1,025	1,195
Reg. S, 4.63%, 03/12/2030	EUR	1,050	1,268
Samhallsbyggnadsbolaget i Norden AB, (Sweden),
Reg. S, 2.63%, 01/30/2026 (x)	EUR	437	375
Reg. S, 2.88%, 10/30/2026 (x)	EUR	1,983	1,702
Samhallsbyggnadsbolaget I Norden Holding AB, (Sweden),
Reg. S, 0.75%, 11/14/2028	EUR	8,425	8,365
Reg. S, 1.13%, 09/26/2029	EUR	6,546	6,308
Reg. S, 2.25%, 07/12/2027	EUR	12,505	13,958
Reg. S, 2.38%, 08/04/2026	EUR	7,864	9,118
Reg. S, 5.00%, 10/20/2029	EUR	4,100	4,502
Unique Pub Finance Co. plc (The) , (United Kingdom), Series N, Reg. S, 6.46%, 03/30/2032	GBP	137	193

SEE NOTES TO FINANCIAL STATEMENTS.

276	SIX CIRCLES TRUST	DECEMBER 31, 2025

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Corporate Bonds — continued
Real Estate — continued
Via Celere Desarrollos Inmobiliarios SA, (Spain), 4.88%, 04/15/2031 (e)	EUR	7,844	9,165
Vivion Investments Sarl, (Luxembourg),
Reg. S, 6.50% (cash), 02/28/2029 (v)	EUR	5,311	6,223
Reg. S, 8.25% (Blend (cash 6.50% + PIK 1.75%)), 08/31/2028 (v)	EUR	20	24

			155,061

REITS — 1.4%
Apollo Commercial Real Estate Finance, Inc., 4.63%, 06/15/2029 (e)		34	33
Arbor Realty SR, Inc.,
7.88%, 07/15/2030 (e)		989	941
8.50%, 12/15/2028 (e)		447	445
Series QIB, 5.00%, 12/30/2028 (e)		150	136
Series QIB, 8.50%, 10/15/2027 (e)		108	108
Arbor Realty Trust, Inc., Series QIB, 4.50%, 03/15/2027 (e)		116	110
Blackstone Mortgage Trust, Inc.,
3.75%, 01/15/2027 (e)		1,375	1,361
7.75%, 12/01/2029 (e)		97	104
Brandywine Operating Partnership LP,
3.95%, 11/15/2027		100	98
4.55%, 10/01/2029		40	38
6.13%, 01/15/2031		892	867
8.30%, 03/15/2028		75	79
8.88%, 04/12/2029		72	78
Brookfield Property REIT, Inc. / BPR Cumulus LLC / BPR Nimbus LLC / GGSI Sellco LL, 4.50%, 04/01/2027 (e)		758	749
Crown Castle, Inc.,
3.65%, 09/01/2027		213	211
4.80%, 09/01/2028		63	64
Diversified Healthcare Trust,
4.38%, 03/01/2031		205	180
4.75%, 02/15/2028		2,153	2,078
7.25%, 10/15/2030 (e)		448	458
EF Holdco / EF Cayman Hold / Ellington Fin REIT Cayman/TRS / EF Cayman Non-MTM, (Multinational), 7.38%, 09/30/2030 (e)		68	69
EPR Properties, 4.75%, 12/15/2026		700	702
Equinix Europe 2 Financing Corp. LLC, 4.60%, 11/15/2030		360	361
Globalworth Real Estate Investments Ltd., (Guernsey), Reg. S, 6.25%, 03/31/2030	EUR	1,786	2,138
GLP Capital LP / GLP Financing II, Inc.,
5.30%, 01/15/2029		194	197
5.75%, 06/01/2028		717	736
Hudson Pacific Properties LP,
3.25%, 01/15/2030		70	59
3.95%, 11/01/2027		152	145
4.65%, 04/01/2029		90	83
5.95%, 02/15/2028		80	79

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

REITS — continued
Iron Mountain Information Management Services, Inc., 5.00%, 07/15/2032 (e)		951	908
Iron Mountain, Inc.,
4.50%, 02/15/2031 (e)		310	296
4.75%, 01/15/2034 (e)	EUR	10,177	11,630
4.88%, 09/15/2027 (e)		910	909
4.88%, 09/15/2029 (e)		170	168
5.00%, 07/15/2028 (e)		88	88
5.25%, 03/15/2028 (e)		140	140
5.25%, 07/15/2030 (e)		448	442
5.63%, 07/15/2032 (e)		171	168
6.25%, 01/15/2033 (e)		330	333
7.00%, 02/15/2029 (e)		170	175
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp., 4.75%, 06/15/2029 (e)		1,882	1,861
Millrose Properties, Inc.,
6.25%, 09/15/2032 (e)		1,398	1,410
6.38%, 08/01/2030 (e)		2,739	2,803
MPT Operating Partnership LP / MPT Finance Corp.,
0.99%, 10/15/2026	EUR	4,710	5,258
3.50%, 03/15/2031		3,123	2,271
4.63%, 08/01/2029		110	92
5.00%, 10/15/2027		210	203
Reg. S, 7.00%, 02/15/2032	EUR	1,300	1,587
7.00%, 02/15/2032 (e)	EUR	600	733
8.50%, 02/15/2032 (e)		1,623	1,733
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co-Issuer,
4.88%, 05/15/2029 (e)		131	128
5.88%, 10/01/2028 (e)		585	585
7.00%, 02/01/2030 (e)		1,511	1,551
Pebblebrook Hotel LP / PEB Finance Corp., 6.38%, 10/15/2029 (e)		280	287
Prologis Targeted US Logistics Fund LP, 4.25%, 01/15/2031 (e)		507	504
RHP Hotel Properties LP / RHP Finance Corp.,
4.50%, 02/15/2029 (e)		881	872
4.75%, 10/15/2027		75	75
6.50%, 04/01/2032 (e)		1,523	1,579
6.50%, 06/15/2033 (e)		1,400	1,455
7.25%, 07/15/2028 (e)		32	33
Rithm Capital Corp.,
8.00%, 04/01/2029 (e)		164	168
8.00%, 07/15/2030 (e)		510	522
RLJ Lodging Trust LP, 4.00%, 09/15/2029 (e)		289	274
SBA Communications Corp.,
3.13%, 02/01/2029		990	947
3.88%, 02/15/2027		194	193
Service Properties Trust,
Zero Coupon, 09/30/2027 (e)		793	716

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2025	SIX CIRCLES TRUST	277

Six Circles Credit Opportunities Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2025 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
REITS — continued
3.95%, 01/15/2028	47	44
4.38%, 02/15/2030	48	41
4.95%, 02/15/2027	6	6
4.95%, 10/01/2029	50	43
5.50%, 12/15/2027	76	75
8.38%, 06/15/2029	100	101
8.63%, 11/15/2031 (e)	1,860	1,954
8.88%, 06/15/2032	1,811	1,786
Starwood Property Trust, Inc.,
4.38%, 01/15/2027 (e)	1,359	1,351
5.25%, 10/15/2028 (e)	80	81
5.75%, 01/15/2031 (e)	89	90
6.00%, 04/15/2030 (e)	429	440
6.50%, 07/01/2030 (e)	121	126
6.50%, 10/15/2030 (e)	595	620
7.25%, 04/01/2029 (e)	1,548	1,635
Tanger Properties LP, 3.88%, 07/15/2027	764	760
Uniti Group LP / Uniti Fiber Holdings, Inc. / CSL Capital LLC, 6.00%, 01/15/2030 (e)	102	95
VICI Properties LP / VICI Note Co., Inc.,
3.75%, 02/15/2027 (e)	1,061	1,054
3.88%, 02/15/2029 (e)	935	917
4.25%, 12/01/2026 (e)	621	621
4.50%, 09/01/2026 (e)	332	333
5.75%, 02/01/2027 (e)	994	1,005
Vornado Realty LP, 2.15%, 06/01/2026	793	784
WEA Finance LLC,
2.88%, 01/15/2027 (e)	384	378
3.50%, 06/15/2029 (e)	201	195
XHR LP,
4.88%, 06/01/2029 (e)	50	49
6.63%, 05/15/2030 (e)	475	491

		70,879

Total Financial		654,853

Government — 0.0% (g)
Multi-National — 0.0% (g)
Africa Finance Corp., (Supranational), Reg. S, 2.87%, 08/13/2031	200	180

Industrial — 5.7%
Aerospace/Defense — 0.9%
AAR Escrow Issuer LLC, 6.75%, 03/15/2029 (e)	880	911
ATI, Inc.,
4.88%, 10/01/2029	313	313
5.13%, 10/01/2031	714	714
5.88%, 12/01/2027	60	60
7.25%, 08/15/2030	1,476	1,559
Boeing Co. (The),
2.20%, 02/04/2026	1,343	1,340
2.25%, 06/15/2026	133	132
2.70%, 02/01/2027	63	62
3.10%, 05/01/2026	350	349
3.20%, 03/01/2029	220	213

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Aerospace/Defense — continued
3.25%, 02/01/2028		263	259
5.04%, 05/01/2027		142	143
6.26%, 05/01/2027		598	614
6.30%, 05/01/2029		385	409
Bombardier, Inc., (Canada),
6.00%, 02/15/2028 (e)		143	143
6.75%, 06/15/2033 (e)		2,084	2,203
7.00%, 06/01/2032 (e)		227	240
7.25%, 07/01/2031 (e)		1,748	1,863
7.45%, 05/01/2034 (e)		732	820
7.50%, 02/01/2029 (e)		80	83
8.75%, 11/15/2030 (e)		1,770	1,913
Czechoslovak Group A/S, (Czech Republic),
Reg. S, 5.25%, 01/10/2031	EUR	4,100	4,994
5.25%, 01/10/2031 (e)	EUR	1,390	1,693
Efesto Bidco SpA Efesto US LLC, (Italy), Series XR, 7.50%, 02/15/2032 (e)		2,804	2,832
Goat Holdco LLC, 6.75%, 02/01/2032 (e)		548	562
Moog, Inc., 4.25%, 12/15/2027 (e)		110	109
Spirit AeroSystems, Inc.,
3.85%, 06/15/2026		774	771
4.60%, 06/15/2028		35	35
TransDigm, Inc.,
4.63%, 01/15/2029		2,413	2,397
4.88%, 05/01/2029		172	172
6.00%, 01/15/2033 (e)		3,572	3,656
6.25%, 01/31/2034 (e)		135	140
6.38%, 03/01/2029 (e)		2,172	2,240
6.38%, 05/31/2033 (e)		4,758	4,882
6.63%, 03/01/2032 (e)		1,984	2,064
6.75%, 08/15/2028 (e)		749	762
6.75%, 01/31/2034 (e)		3,179	3,311
6.88%, 12/15/2030 (e)		380	398
7.13%, 12/01/2031 (e)		266	280

			45,641

Building Materials — 0.8%
ACProducts Holdings, Inc., 6.38%, 05/15/2029 (e)		90	43
AmeriTex HoldCo Intermediate LLC, 7.63%, 08/15/2033 (e)		802	845
Boise Cascade Co., 4.88%, 07/01/2030 (e)		60	59
Builders FirstSource, Inc.,
4.25%, 02/01/2032 (e)		171	163
5.00%, 03/01/2030 (e)		235	234
6.38%, 06/15/2032 (e)		90	93
6.38%, 03/01/2034 (e)		125	129
6.75%, 05/15/2035 (e)		435	455
Camelot Return Merger Sub, Inc., 8.75%, 08/01/2028 (e)		446	346
Cornerstone Building Brands, Inc.,
6.13%, 01/15/2029 (e)		1,575	790
9.50%, 08/15/2029 (e)		70	52
CP Atlas Buyer, Inc., 9.75%, 07/15/2030 (e)		592	613

SEE NOTES TO FINANCIAL STATEMENTS.

278	SIX CIRCLES TRUST	DECEMBER 31, 2025

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Corporate Bonds — continued
Building Materials — continued
EMRLD Borrower LP / Emerald Co-Issuer, Inc.,
Reg. S, 6.38%, 12/15/2030	EUR	3,546	4,342
6.63%, 12/15/2030 (e)		3,354	3,496
6.75%, 07/15/2031 (e)		1,810	1,907
Griffon Corp., 5.75%, 03/01/2028		746	748
HT Troplast GmbH, (Germany), Reg. S, 9.38%, 07/15/2028	EUR	3,424	4,173
JELD-WEN, Inc.,
4.88%, 12/15/2027 (e)		1,024	895
7.00%, 09/01/2032 (e)		162	111
Knife River Corp., 7.75%, 05/01/2031 (e)		140	147
Masterbrand, Inc., 7.00%, 07/15/2032 (e)		110	114
Miter Brands Acquisition Holdco, Inc. / MIWD Borrower LLC, 6.75%, 04/01/2032 (e)		130	133
MIWD Holdco II LLC / MIWD Finance Corp., 5.50%, 02/01/2030 (e)		910	882
New Enterprise Stone & Lime Co., Inc.,
5.25%, 07/15/2028 (e)		645	645
9.75%, 07/15/2028 (e)		156	157
Oscar AcquisitionCo. LLC / Oscar Finance Inc, 9.50%, 04/15/2030 (e)		70	31
PCF GmbH, (Germany), Reg. S, 4.75%, 04/15/2029	EUR	192	105
Project Grand UK plc, (United Kingdom), Reg. S, 9.00%, 06/01/2029	EUR	2,725	3,340
Quikrete Holdings, Inc.,
6.38%, 03/01/2032 (e)		4,250	4,424
6.75%, 03/01/2033 (e)		993	1,037
Smyrna Ready Mix Concrete LLC,
6.00%, 11/01/2028 (e)		971	976
8.88%, 11/15/2031 (e)		1,208	1,292
Standard Building Solutions, Inc.,
5.88%, 03/15/2034 (e)		600	602
6.25%, 08/01/2033 (e)		1,605	1,640
6.50%, 08/15/2032 (e)		1,743	1,794
Standard Industries, Inc.,
3.38%, 01/15/2031 (e)		963	883
4.38%, 07/15/2030 (e)		2,742	2,647
4.75%, 01/15/2028 (e)		290	289
Wilsonart LLC, 11.00%, 08/15/2032 (e)		769	687

			41,319

Electrical Components & Equipment — 0.1%
Belden, Inc., Reg. S, 3.38%, 07/15/2027	EUR	2,018	2,374
Energizer Holdings, Inc.,
4.38%, 03/31/2029 (e)		55	53
4.75%, 06/15/2028 (e)		57	56
6.00%, 09/15/2033 (e)		1,318	1,264
EnerSys,
4.38%, 12/15/2027 (e)		58	58
6.63%, 01/15/2032 (e)		160	166
Molex Electronic Technologies LLC, 4.75%, 04/30/2028 (e)		393	398

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Electrical Components & Equipment — continued
WESCO Distribution, Inc.,
6.38%, 03/15/2029 (e)		130	134
6.38%, 03/15/2033 (e)		86	90
6.63%, 03/15/2032 (e)		1,405	1,467
7.25%, 06/15/2028 (e)		680	690

			6,750

Electronics — 0.1%
Castello BC Bidco SpA, (Italy), Reg. S, (EURIBOR 3 Month + 4.50%), 6.52%, 11/14/2031 (aa)	EUR	700	830
Coherent Corp., 5.00%, 12/15/2029 (e)		206	205
Imola Merger Corp., 4.75%, 05/15/2029 (e)		500	493
Sensata Technologies BV, (Netherlands),
4.00%, 04/15/2029 (e)		194	189
5.88%, 09/01/2030 (e)		60	61
Sensata Technologies, Inc.,
3.75%, 02/15/2031 (e)		575	540
4.38%, 02/15/2030 (e)		936	914
6.63%, 07/15/2032 (e)		676	708
TD SYNNEX Corp., 4.30%, 01/17/2029		292	292
TTM Technologies, Inc., 4.00%, 03/01/2029 (e)		77	75
Vontier Corp.,
1.80%, 04/01/2026		483	480
2.40%, 04/01/2028		1,875	1,797

			6,584

Engineering & Construction — 0.7%
Abertis Infraestructuras Finance BV, (Netherlands), Reg. S, (ICE EURIBOR Swap Rate 5 Year + 2.62%), 4.87%, 11/28/2029 (x) (aa)	EUR	3,400	4,110
AECOM, 6.00%, 08/01/2033 (e)		1,475	1,512
Arcosa, Inc.,
4.38%, 04/15/2029 (e)		592	582
6.88%, 08/15/2032 (e)		339	357
Artera Services LLC, 8.50%, 02/15/2031 (e)		70	58
ASG Finance DAC, (Ireland), 9.75%, 05/15/2029 (e)		61	54
Bioceanico Sovereign Certificate Ltd., (Cayman Islands), Reg. S, Zero Coupon, 06/05/2034		2,481	2,026
Brand Industrial Services, Inc., 10.38%, 08/01/2030 (e)		2,013	1,974
Brundage-Bone Concrete Pumping Holdings, Inc., 7.50%, 02/01/2032 (e)		278	284
Corp. Quiport SA, (Ecuador), 9.00%, 12/15/2037 (e)		300	321
Dycom Industries, Inc., 4.50%, 04/15/2029 (e)		448	443
Global Infrastructure Solutions, Inc.,
5.63%, 06/01/2029 (e)		160	160
7.50%, 04/15/2032 (e)		182	194

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2025	SIX CIRCLES TRUST	279

Six Circles Credit Opportunities Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2025 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Corporate Bonds — continued
Engineering & Construction — continued
GMR Hyderabad International Airport Ltd., (India), Reg. S, 4.25%, 10/27/2027		829	814
Great Lakes Dredge & Dock Corp., 5.25%, 06/01/2029 (e)		130	127
Heathrow Finance plc, (United Kingdom),
Reg. S, SUB, 3.88%, 03/01/2027	GBP	3,400	4,495
Reg. S, 6.63%, 03/01/2031	GBP	7,340	9,949
INNOVATE Corp., 10.50% (PIK), 02/01/2027 (e) (v)		60	52
Jacobs Engineering Group, Inc., 6.35%, 08/18/2028		218	229
Kier Group plc, (United Kingdom), Reg. S, 9.00%, 02/15/2029	GBP	1,450	2,052
Kingston Airport Revenue Finance Ltd., (Cayman Islands), 6.75%, 12/15/2036 (e)		800	822
MasTec, Inc., 4.50%, 08/15/2028 (e)		1,021	1,015
Montego Bay Airport Revenue Finance Ltd., (Cayman Islands), 6.60%, 06/15/2035 (e)		1,400	1,395
Railworks Holdings LP / Railworks Rally, Inc., 8.25%, 11/15/2028 (e)		46	46
TopBuild Corp.,
3.63%, 03/15/2029 (e)		160	155
4.13%, 02/15/2032 (e)		555	527
5.63%, 01/31/2034 (e)		510	516
Tutor Perini Corp., 11.88%, 04/30/2029 (e)		60	67
Weekley Homes LLC / Weekley Finance Corp.,
4.88%, 09/15/2028 (e)		100	98
6.75%, 01/15/2034 (e)		1,167	1,182

			35,616

Environmental Control — 0.4%
Clean Harbors, Inc.,
5.13%, 07/15/2029 (e)		110	110
5.75%, 10/15/2033 (e)		463	475
6.38%, 02/01/2031 (e)		180	185
Enviri Corp., 5.75%, 07/31/2027 (e)		4	4
GFL Environmental, Inc., (Canada),
4.00%, 08/01/2028 (e)		790	779
4.38%, 08/15/2029 (e)		1,700	1,671
4.75%, 06/15/2029 (e)		1,750	1,747
6.75%, 01/15/2031 (e)		972	1,020
Luna 1.5 Sarl, (Luxembourg),
10.50% (PIK), 07/01/2032 (e) (v)	EUR	4,379	5,351
12.00% (PIK), 07/01/2032 (e) (v)		166	174
Luna 2 5 Sarl, (Luxembourg), Reg. S, 5.50%, 07/01/2032	EUR	100	120
Madison IAQ LLC,
4.13%, 06/30/2028 (e)		306	301
5.88%, 06/30/2029 (e)		926	920
Reworld Holding Corp., 4.88%, 12/01/2029 (e)		2,030	1,951
Waste Pro USA, Inc., 7.00%, 02/01/2033 (e)		3,082	3,174

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Environmental Control — continued
Wrangler Holdco Corp., 6.63%, 04/01/2032 (e)		50	52

			18,034

Machinery — Construction & Mining — 0.1%
BWX Technologies, Inc.,
4.13%, 06/30/2028 (e)		64	63
4.13%, 04/15/2029 (e)		86	84
Manitowoc Co., Inc. (The), 9.25%, 10/01/2031 (e)		509	548
Terex Corp.,
5.00%, 05/15/2029 (e)		1,290	1,285
6.25%, 10/15/2032 (e)		1,040	1,067
Vertiv Group Corp., 4.13%, 11/15/2028 (e)		1,146	1,132

			4,179

Machinery — Diversified — 0.3%
ATS Corp., (Canada), 4.13%, 12/15/2028 (e)		154	150
Chart Industries, Inc.,
7.50%, 01/01/2030 (e)		2,326	2,424
9.50%, 01/01/2031 (e)		242	257
Esab Corp., 6.25%, 04/15/2029 (e)		159	163
GrafTech Finance, Inc., 4.63%, 12/23/2029 (e)		55	41
GrafTech Global Enterprises, Inc., 9.88%, 12/23/2029 (e)		248	216
Husky Injection Molding Systems Ltd. / Titan Co-Borrower LLC, (Canada), 9.00%, 02/15/2029 (e)		2,573	2,698
King US Bidco, Inc., (EURIBOR 3 Month + 3.25%), 5.24%, 12/01/2032 (e) (aa)	EUR	1,650	1,957
Maxim Crane Works Holdings Capital LLC, 11.50%, 09/01/2028 (e)		1,571	1,671
Mueller Water Products, Inc., 4.00%, 06/15/2029 (e)		126	123
Regal Rexnord Corp.,
6.05%, 02/15/2026		82	82
6.05%, 04/15/2028		1,604	1,660
6.30%, 02/15/2030		691	733
SPX FLOW, Inc., 8.75%, 04/01/2030 (e)		111	115
TK Elevator Midco GmbH, (Germany), Reg. S, 4.38%, 07/15/2027	EUR	300	354
TK Elevator US Newco, Inc., 5.25%, 07/15/2027 (e)		4,507	4,508

			17,152

Metal Fabricate/Hardware — 0.0% (g)
Advanced Drainage Systems, Inc.,
5.00%, 09/30/2027 (e)		160	160
6.38%, 06/15/2030 (e)		145	148
Park-Ohio Industries, Inc., 8.50%, 08/01/2030 (e)		20	21
Roller Bearing Co. of America, Inc., 4.38%, 10/15/2029 (e)		845	832

SEE NOTES TO FINANCIAL STATEMENTS.

280	SIX CIRCLES TRUST	DECEMBER 31, 2025

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Corporate Bonds — continued
Metal Fabricate/Hardware — continued
TMS International Corp., 6.25%, 04/15/2029 (e)		88	85
Vallourec SACA, (France), 7.50%, 04/15/2032 (e)		573	608

			1,854

Miscellaneous Manufacturers — 0.2%
Amsted Industries, Inc.,
4.63%, 05/15/2030 (e)		1,249	1,226
6.38%, 03/15/2033 (e)		95	98
Avient Corp.,
6.25%, 11/01/2031 (e)		290	298
7.13%, 08/01/2030 (e)		80	82
Axon Enterprise, Inc.,
6.13%, 03/15/2030 (e)		605	625
6.25%, 03/15/2033 (e)		626	651
Calderys Financing LLC, 11.25%, 06/01/2028 (e)		80	85
Enpro, Inc., 6.13%, 06/01/2033 (e)		547	564
Entegris, Inc.,
3.63%, 05/01/2029 (e)		74	71
4.38%, 04/15/2028 (e)		90	90
4.75%, 04/15/2029 (e)		1,000	1,003
5.95%, 06/15/2030 (e)		90	92
Hillenbrand, Inc., 6.25%, 02/15/2029		784	802
LSB Industries, Inc., 6.25%, 10/15/2028 (e)		50	50
Maxam Prill Sarl, (Luxembourg),
Reg. S, 6.00%, 07/15/2030	EUR	150	180
7.75%, 07/15/2030 (e)		180	186
Trinity Industries, Inc., 7.75%, 07/15/2028 (e)		1,335	1,387

			7,490

Packaging & Containers — 1.4%
Ardagh Group SA, (Luxembourg), 9.50%, 12/01/2030 (e)		5,631	6,107
Reg. S, 9.50%, 12/01/2030		289	314
12.00% (Blend (cash 5.50% + PIK 6.50%)), 12/01/2030 (e) (v)		3,842	3,511
Reg. S, 12.00% (Blend (cash 4.50% + PIK 7.50%)), 12/01/2030 (v)	EUR	1,298	1,398
12.00%, (PIK) 12/01/2030 (e) (v)	EUR	2,941	3,169
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance plc, (Multinational),
Reg. S, 3.00%, 09/01/2029	EUR	203	227
3.25%, 09/01/2028 (e)		260	250
4.00%, 09/01/2029 (e)		2,695	2,537
5.00%, 01/30/2031 (e)	EUR	8,622	10,245
6.25%, 01/30/2031 (e)		933	954
Ball Corp.,
2.88%, 08/15/2030		37	34
4.25%, 07/01/2032	EUR	300	361
5.50%, 09/15/2033 (e)		631	643

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Packaging & Containers — continued
Cascades, Inc./Cascades USA, Inc., (Multinational),
5.38%, 01/15/2028 (e)		140	140
6.75%, 07/15/2030 (e)		190	197
Clearwater Paper Corp., 4.75%, 08/15/2028 (e)		48	45
Clydesdale Acquisition Holdings, Inc.,
6.63%, 04/15/2029 (e)		897	912
6.75%, 04/15/2032 (e)		1,462	1,503
6.88%, 01/15/2030 (e)		1,343	1,377
8.75%, 04/15/2030 (e)		1,612	1,639
Crown Americas LLC, 5.88%, 06/01/2033 (e)		1,375	1,407
Crown European Holdings SACA, (France), 3.75%, 09/30/2031 (e)	EUR	2,509	2,951
Reg. S, 4.75%, 03/15/2029	EUR	1,673	2,054
Reg. S, 5.00%, 05/15/2028	EUR	1,555	1,914
Graham Packaging Co., Inc., 7.13%, 08/15/2028 (e)		495	495
Iris Holding, Inc., 10.00%, 12/15/2028 (e)		608	549
Kleopatra Finco Sarl, (Luxembourg),
Reg. S, 4.25%, 03/01/2026 (d)	EUR	365	64
Reg. S, 9.00%, 09/01/2029 (d)	EUR	102	5
LABL, Inc.,
5.88%, 11/01/2028 (e)		404	253
8.25%, 11/01/2029 (e)		50	19
8.63%, 10/01/2031 (e)		1,717	913
9.50%, 11/01/2028 (e)		1,595	1,006
10.50%, 07/15/2027 (e)		1,382	854
Mauser Packaging Solutions Holding Co.,
7.88%, 04/15/2027 (e)		747	720
7.88%, 04/15/2030 (e)		6,528	6,509
9.25%, 04/15/2030 (e)		667	640
OI European Group BV, (Netherlands),
4.75%, 02/15/2030 (e)		47	45
6.25%, 05/15/2028 (e)	EUR	100	121
Owens-Brockway Glass Container, Inc.,
6.63%, 05/13/2027 (e)		249	250
7.25%, 05/15/2031 (e)		70	72
7.38%, 06/01/2032 (e)		30	30
Sealed Air Corp.,
4.00%, 12/01/2027 (e)		278	277
5.00%, 04/15/2029 (e)		40	40
6.50%, 07/15/2032 (e)		91	94
6.88%, 07/15/2033 (e)		30	32
Sealed Air Corp. / Sealed Air Corp. US,
6.13%, 02/01/2028 (e)		60	61
7.25%, 02/15/2031 (e)		417	434
Silgan Holdings, Inc.,
4.13%, 02/01/2028		62	61
4.25%, 02/15/2031 (e)	EUR	2,750	3,276
Toucan FinCo. Ltd. / Toucan FinCo Can, Inc. / Toucan FinCo US LLC, (Multinational),
Reg. S, 8.25%, 05/15/2030	EUR	1,675	1,893

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2025	SIX CIRCLES TRUST	281

Six Circles Credit Opportunities Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2025 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Corporate Bonds — continued
Packaging & Containers — continued
8.25%, 05/15/2030 (e)	EUR	1,393	1,574
9.50%, 05/15/2030 (e)		910	909
Trident TPI Holdings, Inc., 12.75%, 12/31/2028 (e)		2,685	2,751
TriMas Corp., 4.13%, 04/15/2029 (e)		835	812
Trivium Packaging Finance BV, (Netherlands),
Reg. S, 6.63%, 07/15/2030	EUR	300	371
8.25%, 07/15/2030 (e)		874	937
12.25%, 01/15/2031 (e)		432	469

			70,425

Shipbuilding — 0.0% (g)
Huntington Ingalls Industries, Inc., 2.04%, 08/16/2028		540	512

Transportation — 0.5%
Beacon Mobility Corp., 7.25%, 08/01/2030 (e)		90	94
Brightline East LLC, 11.00%, 01/31/2030 (e)		123	35
Carriage Purchaser, Inc., 7.88%, 10/15/2029 (e)		50	48
CMA CGM SA, (France), 4.88%, 01/15/2032 (e)	EUR	3,477	3,963
Reg. S, 5.00%, 01/15/2031	EUR	1,350	1,586
5.00%, 01/15/2031 (e)	EUR	2,853	3,351
Danaos Corp., (Marshall Island),
6.88%, 10/15/2032 (e)		109	113
8.50%, 03/01/2028 (e)		80	80
Edge Finco plc, (United Kingdom), Reg. S, 8.13%, 08/15/2031	GBP	1,800	2,578
Empresa de los Ferrocarriles del Estado, (Chile), Reg. S, 3.83%, 09/14/2061		1,700	1,178
First Student Bidco, Inc. / First Transit Parent, Inc., 4.00%, 07/31/2029 (e)		64	62
Genesee & Wyoming, Inc., 6.25%, 04/15/2032 (e)		1,004	1,035
GXO Logistics, Inc., 6.25%, 05/06/2029		2,002	2,109
Mobico Group plc, (United Kingdom),
Reg. S, 3.63%, 11/20/2028	GBP	830	1,008
Reg. S, 4.88%, 09/26/2031	EUR	100	93
Rand Parent LLC, 8.50%, 02/15/2030 (e)		498	519
RXO, Inc., 7.50%, 11/15/2027 (e)		434	444
Seaspan Corp., (Marshall Island), 5.50%, 08/01/2029 (e)		198	188
SGL Group ApS, (Denmark), (EURIBOR 3 Month + 4.75%), 6.77%, 04/22/2030 (aa)	EUR	100	113
Star Leasing Co. LLC, 7.63%, 02/15/2030 (e)		1,126	1,048
Stonepeak Nile Parent LLC, 7.25%, 03/15/2032 (e)		360	381
Watco Cos. LLC / Watco Finance Corp, 7.13%, 08/01/2032 (e)		612	641

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Transportation — continued
XPO, Inc.,
6.25%, 06/01/2028 (e)		1,601	1,632
7.13%, 02/01/2032 (e)		195	205

			22,504

Trucking & Leasing — 0.2%
FTAI Aviation Investors LLC,
5.50%, 05/01/2028 (e)		1,943	1,945
5.88%, 04/15/2033 (e)		998	1,014
7.00%, 05/01/2031 (e)		1,939	2,041
7.00%, 06/15/2032 (e)		1,578	1,659
7.88%, 12/01/2030 (e)		1,357	1,444
GATX Corp., 5.40%, 03/15/2027		100	101
Penske Truck Leasing Co. LP / PTL Finance Corp., 4.20%, 04/01/2027 (e)		489	489

			8,693

Total Industrial			286,753

Technology — 2.1%
Computers — 0.8%
Ahead DB Holdings LLC, 6.63%, 05/01/2028 (e)		88	88
Almaviva-The Italian Innovation Co. SpA, (Italy), 5.00%, 10/30/2030 (e)	EUR	1,500	1,777
Reg. S, 5.00%, 10/30/2030	EUR	3,595	4,260
Amentum Holdings, Inc., 7.25%, 08/01/2032 (e)		294	310
ASGN, Inc., 4.63%, 05/15/2028 (e)		232	228
Atos SE, (France),
Reg. S, SUB, 1.04%, 12/18/2032	EUR	340	262
Reg. S, SUB, 5.20%, 12/18/2030	EUR	6,566	7,609
Reg. S, SUB, 9.36%, 12/18/2029	EUR	10,299	13,867
Booz Allen Hamilton, Inc., 3.88%, 09/01/2028 (e)		123	121
CACI International, Inc., 6.38%, 06/15/2033 (e)		524	542
Cedacri SpA, (Italy), Reg. S, (EURIBOR 3 Month + 4.63%), 6.69%, 05/15/2028 (aa)	EUR	100	119
Conduent Business Services LLC / Conduent State & Local Solutions, Inc., 6.00%, 11/01/2029 (e)		66	57
Crane NXT Co., 4.20%, 03/15/2048		50	32
Crowdstrike Holdings, Inc., 3.00%, 02/15/2029		550	528
Diebold Nixdorf, Inc., 7.75%, 03/31/2030 (e)		76	81
Fortress Intermediate 3, Inc., 7.50%, 06/01/2031 (e)		2,182	2,276
Gartner, Inc., 4.50%, 07/01/2028 (e)		623	621
Insight Enterprises, Inc., 6.63%, 05/15/2032 (e)		126	129
KBR, Inc., 4.75%, 09/30/2028 (e)		628	615
McAfee Corp., 7.38%, 02/15/2030 (e)		3,056	2,665

SEE NOTES TO FINANCIAL STATEMENTS.

282	SIX CIRCLES TRUST	DECEMBER 31, 2025

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Corporate Bonds — continued
Computers — continued
NCR Atleos Corp., 9.50%, 04/01/2029 (e)		984	1,068
NCR Voyix Corp.,
5.00%, 10/01/2028 (e)		1,670	1,657
5.13%, 04/15/2029 (e)		50	50
Pitney Bowes, Inc.,
6.88%, 03/15/2027 (e)		40	40
7.25%, 03/15/2029 (e)		50	51
Science Applications International Corp.,
4.88%, 04/01/2028 (e)		70	70
5.88%, 11/01/2033 (e)		752	762
Seagate Data Storage Technology Pte Ltd., (Singapore),
4.09%, 06/01/2029 (e)		70	69
4.13%, 01/15/2031 (e)		22	21
5.75%, 12/01/2034 (e)		70	72
5.88%, 07/15/2030 (e)		713	735
8.25%, 12/15/2029 (e)		423	448
8.50%, 07/15/2031 (e)		346	368
9.63%, 12/01/2032 (e)		226	256
Unisys Corp., 10.63%, 01/15/2031 (e)		50	51
Virtusa Corp., 7.13%, 12/15/2028 (e)		70	69

			41,974

Office/Business & Equipment — 0.0% (g)
Xerox Corp.,
4.80%, 03/01/2035		30	8
6.75%, 12/15/2039		46	14
10.25%, 10/15/2030 (e)		79	76
13.50%, 04/15/2031 (e)		79	64
Xerox Holdings Corp.,
5.50%, 08/15/2028 (e)		85	39
8.88%, 11/30/2029 (e)		50	20
Zebra Technologies Corp., 6.50%, 06/01/2032 (e)		590	610

			831

Semiconductors — 0.2%
Amkor Technology, Inc., 5.88%, 10/01/2033 (e)		228	233
ams-OSRAM AG, (Austria),
Reg. S, 10.50%, 03/30/2029	EUR	2,600	3,182
12.25%, 03/30/2029 (e)		184	195
Foundry JV Holdco LLC,
5.50%, 01/25/2031 (e)		400	414
5.90%, 01/25/2030 (e)		1,846	1,932
Intel Corp.,
2.45%, 11/15/2029		156	145
3.75%, 08/05/2027		563	560
Kioxia Holdings Corp., (Japan),
6.25%, 07/24/2030 (e)		168	173
6.63%, 07/24/2033 (e)		584	607
Microchip Technology, Inc., 5.05%, 03/15/2029		326	333
ON Semiconductor Corp., 3.88%, 09/01/2028 (e)		60	59

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Semiconductors — continued
SK hynix, Inc., (South Korea), 6.50%, 01/17/2033 (e)		2,500	2,756
Reg. S, 6.50%, 01/17/2033		900	992
Synaptics, Inc., 4.00%, 06/15/2029 (e)		30	29

			11,610

Software — 1.1%
AthenaHealth Group, Inc., 6.50%, 02/15/2030 (e)		6,974	6,953
Atlassian Corp., 5.25%, 05/15/2029		710	730
Camelot Finance SA, (Luxembourg), 4.50%, 11/01/2026 (e)		225	223
Capstone Borrower, Inc., 8.00%, 06/15/2030 (e)		1,828	1,883
Central Parent LLC / CDK Global II LLC / CDK Financing Co., Inc., 8.00%, 06/15/2029 (e)		220	191
Central Parent, Inc. / CDK Global, Inc., 7.25%, 06/15/2029 (e)		896	760
Cloud Software Group, Inc.,
6.50%, 03/31/2029 (e)		1,706	1,728
6.63%, 08/15/2033 (e)		180	178
8.25%, 06/30/2032 (e)		1,806	1,887
9.00%, 09/30/2029 (e)		5,838	6,079
Consensus Cloud Solutions, Inc., 6.50%, 10/15/2028 (e)		70	70
Constellation Software, Inc., (Canada), 5.16%, 02/16/2029 (e)		443	452
CoreLogic, Inc., 4.50%, 05/01/2028 (e)		2,443	2,396
CoreWeave, Inc.,
9.00%, 02/01/2031 (e)		613	562
9.25%, 06/01/2030 (e)		3,066	2,850
Dye & Durham Ltd., (Canada), 8.63%, 04/15/2029 (e)		42	40
Elastic NV, (Netherlands), 4.13%, 07/15/2029 (e)		265	257
Electronic Arts, Inc., 2.95%, 02/15/2051		312	289
Ellucian Holdings, Inc., 6.50%, 12/01/2029 (e)		655	668
Fair Isaac Corp.,
4.00%, 06/15/2028 (e)		42	42
6.00%, 05/15/2033 (e)		2,135	2,193
Fidelity National Information Services, Inc., 3.75%, 05/21/2029		761	745
Fiserv, Inc., 5.45%, 03/02/2028		276	283
IPD 3 BV, (Netherlands), 5.50%, 06/15/2031 (e)	EUR	4,943	5,876
Reg. S, 5.50%, 06/15/2031	EUR	1,900	2,258
MSCI, Inc.,
3.63%, 09/01/2030 (e)		203	194
3.88%, 02/15/2031 (e)		83	80
4.00%, 11/15/2029 (e)		503	492
Open Text Corp., (Canada),
3.88%, 02/15/2028 (e)		125	123
3.88%, 12/01/2029 (e)		172	163

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2025	SIX CIRCLES TRUST	283

Six Circles Credit Opportunities Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2025 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Software — continued
6.90%, 12/01/2027 (e)	425	442
Open Text Holdings, Inc.,
4.13%, 02/15/2030 (e)	172	164
4.13%, 12/01/2031 (e)	110	103
Oracle Corp.,
4.45%, 09/26/2030	2,306	2,258
6.15%, 11/09/2029	742	775
Pagaya US Holdings Co. LLC, 8.88%, 08/01/2030 (e)	58	51
Playtika Holding Corp., 4.25%, 03/15/2029 (e)	428	384
PTC, Inc., 4.00%, 02/15/2028 (e)	105	103
Rackspace Finance LLC, 3.50%, 05/15/2028 (e)	55	20
RingCentral, Inc., 8.50%, 08/15/2030 (e)	82	87
ROBLOX Corp., 3.88%, 05/01/2030 (e)	866	828
Rocket Software, Inc.,
6.50%, 02/15/2029 (e)	130	127
9.00%, 11/28/2028 (e)	260	268
SS&C Technologies, Inc.,
5.50%, 09/30/2027 (e)	1,520	1,521
6.50%, 06/01/2032 (e)	1,114	1,159
Twilio, Inc.,
3.63%, 03/15/2029	288	278
3.88%, 03/15/2031	352	337
UKG, Inc., 6.88%, 02/01/2031 (e)	2,960	3,042
West Technology Group LLC, 8.50%, 04/10/2027 (e)	70	8
ZoomInfo Technologies LLC / ZoomInfo Finance Corp., 3.88%, 02/01/2029 (e)	432	408

		53,008

Total Technology		107,423

Utilities — 3.4%
Electric — 3.2%
AES Corp. (The),
5.45%, 06/01/2028	1,231	1,259
(CMT Index 5 Year + 2.89%), 6.95%, 07/15/2055 (aa)	80	79
(CMT Index 5 Year + 3.20%), 7.60%, 01/15/2055 (aa)	476	485
AL Jawaher Assets Co. Spc, (Oman), 4.66%, 10/29/2030 (e)	1,800	1,782
Alexander Funding Trust II, 7.47%, 07/31/2028 (e)	819	873
Algonquin Power & Utilities Corp., (Canada), (CMT Index 5 Year + 3.25%), 4.75%, 01/18/2082 (aa)	250	246
SUB, 5.37%, 06/15/2026	753	757
Alliant Energy Finance LLC,
5.40%, 06/06/2027 (e)	97	98
5.95%, 03/30/2029 (e)	712	745
Alpha Generation LLC,
6.25%, 01/15/2034 (e)	127	128
6.75%, 10/15/2032 (e)	626	647

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Electric — continued
Axia Energia, (Brazil), 6.50%, 01/11/2035 (e)		1,200	1,218
Black Hills Corp., 5.95%, 03/15/2028		98	102
California Buyer Ltd. / Atlantica Sustainable Infrastructure plc, (United Kingdom),
Reg. S, 5.63%, 02/15/2032	EUR	3,213	3,857
5.63%, 02/15/2032 (e)	EUR	5,470	6,567
6.38%, 02/15/2032 (e)		359	359
Calpine Corp.,
4.50%, 02/15/2028 (e)		192	192
4.63%, 02/01/2029 (e)		2,025	2,020
5.00%, 02/01/2031 (e)		3,148	3,198
5.13%, 03/15/2028 (e)		2,815	2,818
Capital Power US Holdings, Inc., 5.26%, 06/01/2028 (e)		367	374
CenterPoint Energy, Inc., Series B, (CMT Index 5 Year + 2.95%), 6.85%, 02/15/2055 (aa)		248	265
Clearway Energy Operating LLC,
3.75%, 02/15/2031 (e)		59	55
3.75%, 01/15/2032 (e)		434	395
4.75%, 03/15/2028 (e)		234	234
Cleco Corporate Holdings LLC, 3.74%, 05/01/2026		167	167
Comision Ejecutiva Hidroelectrica del Rio Lempa, (El Salvador), 8.65%, 01/24/2033 (e)		2,200	2,359
Reg. S, 8.65%, 01/24/2033		700	751
Comision Federal de Electricidad, (Mexico), 4.69%, 05/15/2029 (e)		1,100	1,090
Reg. S, 5.70%, 01/24/2030		600	611
6.26%, 02/15/2052 (e)		1,000	936
Reg. S, 6.26%, 02/15/2052		400	374
ContourGlobal Power Holdings SA, (Luxembourg),
Reg. S, 3.13%, 01/01/2028	EUR	2,542	2,976
Reg. S, 5.00%, 02/28/2030	EUR	2,625	3,158
5.00%, 02/28/2030 (e)	EUR	6,342	7,631
6.75%, 02/28/2030 (e)		906	934
Dominion Energy, Inc., (CMT Index 5 Year + 2.21%), 6.63%, 05/15/2055 (aa)		223	230
Duke Energy Corp., (CMT Index 5 Year + 2.59%), 6.45%, 09/01/2054 (aa)		156	164
Edison International,
(CMT Index 5 Year + 3.66%), 7.88%, 06/15/2054 (aa)		170	178
(CMT Index 5 Year + 3.86%), 8.13%, 06/15/2053 (aa)		262	272
EDP SA, (Portugal),
Reg. S, (EUR Swap Rate 5 Year + 3.18%), 5.94%, 04/23/2083 (aa)	EUR	1,800	2,224
Series NC8, Reg. S, (EUR Swap Rate 5 Year + 2.08%), 1.88%, 03/14/2082 (aa)	EUR	5,600	6,148

SEE NOTES TO FINANCIAL STATEMENTS.

284	SIX CIRCLES TRUST	DECEMBER 31, 2025

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Corporate Bonds — continued
Electric — continued
Eesti Energia A/S, (Estonia), Reg. S, (ICE EURIBOR Swap Rate 5 Year + 5.17%), 7.88%, 07/15/2029 (x) (aa)	EUR	4,325	5,234
Electricite de France SA, (France),
Reg. S, (ICE EURIBOR Swap Rate 5 Year + 2.07%),
4.38%, 01/06/2031 (x) (aa)	EUR	4,000	4,651
5.70%, 05/23/2028 (e)		260	269
Reg. S, (UK Gilts 5 Year + 3.78%), 7.38%, 06/17/2035 (x) (aa)	GBP	100	138
Enel Finance International NV, (Netherlands),
4.13%, 09/30/2028 (e)		200	200
4.38%, 09/30/2030 (e)		244	243
Enel SpA, (Italy), Reg. S, (ICE EURIBOR Swap Rate 5 Year + 2.01%), 4.25%, 01/14/2030 (x) (aa)	EUR	2,175	2,588
Energuate Trust 2 0, (Cayman Islands), 6.35%, 09/15/2035 (e)		1,000	1,000
EnfraGen Energia Sur SA / EnfraGen Spain SA / Prime Energia SpA, (Spain), Reg. S, 5.38%, 12/30/2030		300	279
Engie SA, (France), 5.25%, 04/10/2029 (e)		200	206
EPH Financing International A/S, (Czech Republic), Reg. S, 6.65%, 11/13/2028	EUR	4,000	5,066
Eskom Holdings, (South Africa),
Reg. S, 6.35%, 08/10/2028		3,800	3,937
Reg. S, 8.45%, 08/10/2028		5,200	5,576
EUSHI Finance, Inc.,
(CMT Index 5 Year + 2.51%), 6.25%, 04/01/2056 (aa)		127	127
(CMT Index 5 Year + 3.14%), 7.63%, 12/15/2054 (aa)		70	73
Evergy Missouri West, Inc., 5.15%, 12/15/2027 (e)		166	169
Eversource Energy, 5.95%, 02/01/2029		211	221
Fells Point Funding Trust, 3.05%, 01/31/2027 (e)		726	717
Hawaiian Electric Co., Inc., 6.00%, 10/01/2033 (e)		221	224
Israel Electric Corp. Ltd., (Israel), Reg. S, 4.25%, 08/14/2028 (e)		4,200	4,151
Leeward Renewable Energy Operations LLC, 4.25%, 07/01/2029 (e)		250	238
Liberty Utilities Co., 5.58%, 01/31/2029 (e)		392	405
Lightning Power LLC, 7.25%, 08/15/2032 (e)		262	279
MVM Energetika Zrt, (Hungary), Reg. S, 7.50%, 06/09/2028		3,400	3,595
NextEra Energy Capital Holdings, Inc.,
(CMT Index 5 Year + 2.05%), 6.38%, 08/15/2055 (aa)		519	536
(CMT Index 5 Year + 2.46%), 6.75%, 06/15/2054 (aa)		270	288
Niagara Mohawk Power Corp., 4.65%, 10/03/2030 (e)		274	276

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Electric — continued
NRG Energy, Inc.,
3.38%, 02/15/2029 (e)		72	69
3.63%, 02/15/2031 (e)		2,254	2,106
3.88%, 02/15/2032 (e)		1,125	1,052
4.73%, 10/15/2030 (e)		505	506
5.25%, 06/15/2029 (e)		1,283	1,287
5.75%, 01/15/2028		120	121
5.75%, 07/15/2029 (e)		317	315
5.75%, 01/15/2034 (e)		1,951	1,971
6.00%, 02/01/2033 (e)		1,685	1,718
6.00%, 01/15/2036 (e)		3,172	3,214
6.25%, 11/01/2034 (e)		832	854
(CMT Index 5 Year + 5.92%), 10.25%, 03/15/2028 (e) (x) (aa)		2,257	2,464
OGE Energy Corp., 5.45%, 05/15/2029		101	105
Orsted A/S, (Denmark),
Reg. S, (UK Gilts 5 Year + 2.14%), 2.50%, 02/18/3021 (aa)	GBP	134	138
Reg. S, (EUR Swap Rate 5 Year + 2.62%), 5.25%, 12/08/3022 (aa)	EUR	1,000	1,202
Pacific Gas and Electric Co.,
3.15%, 01/01/2026		910	910
3.30%, 12/01/2027		889	875
5.00%, 06/04/2028		236	240
5.45%, 06/15/2027		7	7
5.55%, 05/15/2029		481	497
PacifiCorp., (CMT Index 5 Year + 3.32%), 7.38%, 09/15/2055 (aa)		240	245
Pattern Energy Operations LP / Pattern Energy Operations, Inc., 4.50%, 08/15/2028 (e)		387	382
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, (Indonesia),
Reg. S, 4.00%, 06/30/2050		3,400	2,512
Reg. S, 4.13%, 05/15/2027		1,200	1,196
Reg. S, 4.38%, 02/05/2050		600	477
Reg. S, 5.25%, 10/24/2042		2,800	2,618
Reg. S, 5.25%, 05/15/2047		1,400	1,274
Reg. S, 6.15%, 05/21/2048		3,900	3,961
PG&E Corp.,
5.00%, 07/01/2028		835	833
5.25%, 07/01/2030		181	180
(CMT Index 5 Year + 3.88%), 7.38%, 03/15/2055 (aa)		880	916
PSEG Power LLC, 5.20%, 05/15/2030 (e)		483	495
System Energy Resources, Inc., 6.00%, 04/15/2028		584	606
Talen Energy Supply LLC,
6.25%, 02/01/2034 (e)		238	243
6.50%, 02/01/2036 (e)		204	211
8.63%, 06/01/2030 (e)		90	95
TransAlta Corp., (Canada), 5.88%, 02/01/2034 (e)		410	414

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2025	SIX CIRCLES TRUST	285

Six Circles Credit Opportunities Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2025 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Corporate Bonds — continued
Electric — continued
Trinidad Generation UnLtd, (Trinidad and Tobago), 7.75%, 06/16/2033 (e)		800	829
Vistra Corp., (CMT Index 5 Year + 5.74%), 7.00%, 12/15/2026 (e) (x) (aa)		5,232	5,323
Vistra Operations Co. LLC,
3.70%, 01/30/2027 (e)		343	341
4.30%, 10/15/2028 (e)		593	594
4.38%, 05/01/2029 (e)		3,753	3,705
5.00%, 07/31/2027 (e)		4,050	4,059
5.63%, 02/15/2027 (e)		557	557
6.88%, 04/15/2032 (e)		1,116	1,176
7.75%, 10/15/2031 (e)		190	201
VoltaGrid LLC, 7.38%, 11/01/2030 (e)		4,817	4,773
XPLR Infrastructure Operating Partners LP,
7.25%, 01/15/2029 (e)		50	51
7.75%, 04/15/2034 (e)		1,115	1,133
8.38%, 01/15/2031 (e)		1,427	1,498
8.63%, 03/15/2033 (e)		168	177

			160,368

Gas — 0.1%
AltaGas Ltd., (Canada), (CMT Index 5 Year + 3.57%), 7.20%, 10/15/2054 (e) (aa)		651	675
AmeriGas Partners LP / AmeriGas Finance Corp.,
5.75%, 05/20/2027		1,026	1,032
9.38%, 06/01/2028 (e)		70	72
9.50%, 06/01/2030 (e)		469	500
National Fuel Gas Co.,
5.50%, 10/01/2026		476	480
5.50%, 03/15/2030		965	996
National Gas Co. of Trinidad & Tobago Ltd, (Trinidad and Tobago), Reg. S, 6.05%, 01/15/2036		1,600	1,471
Snam SpA, (Italy), 5.00%, 05/28/2030 (e)		236	241
South Jersey Industries, Inc., 5.02%, 04/15/2031		190	165
Southwest Gas Corp., 5.45%, 03/23/2028		72	74
UGI International LLC, Reg. S, 2.50%, 12/01/2029	EUR	1,300	1,459

			7,165

Water — 0.1%
Thames Water Super Senior Issuer plc, (United Kingdom), Reg. S, 9.75%, 10/10/2027	GBP	100	155
Veolia Environnement SA, (France), Reg. S, (EUR Swap Rate 5 Year + 2.84%), 2.50%, 01/20/2029 (x) (aa)	EUR	5,300	5,987

			6,142

Total Utilities			173,675

Total Corporate Bonds (Cost 3,354,110)			3,511,053

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Foreign Government Securities — 16.4%
Banks — 0.4%
Bank Gospodarstwa Krajowego, (Poland),
Reg. S, 3.88%, 03/13/2035	EUR	4,500	5,331
Reg. S, 6.25%, 10/31/2028		2,500	2,647
6.25%, 07/09/2054 (e)		2,700	2,803
MFB Magyar Fejlesztesi Bank Zrt, (Hungary), Reg. S, 6.50%, 06/29/2028		7,400	7,711

Total Banks			18,492

Municipal — 0.0% (g)
City of Ulaanbaatar Mongolia, (Mongolia), Reg. S, 7.75%, 08/21/2027		600	617

Oil & Gas — 0.0% (g)
Korea National Oil Corp., (South Korea), 4.88%, 04/03/2029 (e)		1,500	1,535
Reg. S, 4.88%, 04/03/2029		200	204

Total Oil & Gas			1,739

Regional (State/Province) — 0.0% (g)
Provincia de Buenos Aires Government Bonds, (Argentina), Reg. S, SUB, 6.63%, 09/01/2037		597	458

Sovereign — 16.0%
Abu Dhabi Government International Bond, (United Arab Emirates), Reg. S, 3.88%, 04/16/2050		1,300	1,045
Angolan Government International Bond, (Angola),
Reg. S, 8.00%, 11/26/2029		9,100	8,889
Reg. S, 9.24%, 01/15/2031		1,000	1,007
Reg. S, 9.38%, 05/08/2048		5,500	4,841
Reg. S, 9.88%, 10/15/2035		1,000	990
Argentine Republic Government International Bond, (Argentina), SUB,
0.75%, 07/09/2030		352	300
1.00%, 07/09/2029		4,624	4,115
SUB, 3.50%, 07/09/2041		38,930	26,959
SUB, 4.13%, 07/09/2035		2,600	1,931
SUB, 5.00%, 01/09/2038		2,000	1,550
Avenir Issuer III Ireland DAC, (Ireland), Series 3Y, Reg. S, 6.00%, 03/22/2027		2,592	2,509
Avenir Issuer IV Ireland DAC, (Ireland),
Series 2, Reg. S, 6.00%, 12/30/2027		2,090	2,084
Series 4, Reg. S, 10.75%, 09/15/2028		700	707
Bahrain Government International Bond, (Bahrain),
Reg. S, 4.25%, 01/25/2028		8,900	8,712
Reg. S, 5.45%, 09/16/2032		700	679
Reg. S, 5.63%, 09/30/2031		2,900	2,876
Reg. S, 5.63%, 05/18/2034		1,300	1,247
6.63%, 10/06/2037 (e)		1,200	1,200
Reg. S, 6.63%, 10/06/2037		1,300	1,301
Benin Government International Bond, (Benin), Reg. S, 6.88%, 01/19/2052	EUR	400	425

SEE NOTES TO FINANCIAL STATEMENTS.

286	SIX CIRCLES TRUST	DECEMBER 31, 2025

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Foreign Government Securities — continued
Sovereign — continued
Bermuda Government International Bond, (Bermuda),
Reg. S, 2.38%, 08/20/2030		914	828
Reg. S, 3.72%, 01/25/2027		850	839
Brazilian Government International Bond, (Brazil),
4.75%, 01/14/2050		800	582
6.13%, 01/22/2032		500	516
6.13%, 03/15/2034		950	959
7.13%, 05/13/2054		9,750	9,638
Bulgaria Government International Bond, (Bulgaria),
Series 8Y, Reg. S, 3.63%, 09/05/2032	EUR	8,900	10,752
Series 13Y, Reg. S, 5.00%, 03/05/2037		3,300	3,290
CBB International Sukuk Programme Co. WLL, (Bahrain), 5.87%, 02/06/2034 (e)		1,700	1,692
Chile Government International Bond, (Chile),
3.50%, 04/15/2053		1,500	1,071
4.85%, 01/22/2029		6,400	6,535
4.95%, 01/05/2036		10,200	10,284
Colombia Government International Bond, (Colombia),
3.25%, 04/22/2032		3,600	3,033
3.88%, 04/25/2027		1,600	1,582
5.63%, 02/26/2044		8,600	6,949
7.38%, 04/25/2030		900	950
7.50%, 02/02/2034		9,300	9,691
8.00%, 04/20/2033		400	430
8.00%, 11/14/2035		1,170	1,247
8.38%, 11/07/2054		2,900	3,075
Costa Rica Government International Bond, (Costa Rica), 5.50%, 11/21/2030 (e)	EUR	5,500	6,552
Reg. S, 5.63%, 04/30/2043		2,200	2,115
Reg. S, 7.30%, 11/13/2054		3,500	3,932
Dominican Republic International Bond, (Dominican Republic),
Reg. S, 4.50%, 01/30/2030		3,300	3,219
Reg. S, 5.30%, 01/21/2041		5,000	4,525
Reg. S, 5.50%, 02/22/2029		150	152
5.88%, 10/28/2035 (e)		2,100	2,104
Reg. S, 5.95%, 01/25/2027		6,050	6,105
Reg. S, 6.00%, 02/22/2033		8,700	8,905
Reg. S, 6.85%, 01/27/2045		5,600	5,827
Reg. S, 6.88%, 01/29/2026		100	100
Reg. S, 8.63%, 04/20/2027		175	181
Eagle Funding Luxco Sarl, (Luxembourg), 5.50%, 08/17/2030 (e)		13,730	13,982
Reg. S, 5.50%, 08/17/2030		1,500	1,528
Ecuador Government International Bond, (Ecuador),
Reg. S, Zero Coupon, 07/31/2030		1,236	1,050
Reg. S, SUB, 5.00%, 07/31/2040		5,200	4,069
Reg. S, SUB, 6.90%, 07/31/2030		7,510	7,403
Reg. S, SUB, 6.90%, 07/31/2035		13,047	11,501

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Sovereign — continued
Egypt Government International Bond, (Egypt),
Reg. S, 3.88%, 02/16/2026		2,600	2,591
Reg. S, 4.75%, 04/16/2026	EUR	11,700	13,729
Reg. S, 6.38%, 04/11/2031	EUR	14,700	17,719
Reg. S, 7.30%, 09/30/2033		800	824
Reg. S, 7.50%, 02/16/2061		5,600	4,883
Reg. S, 7.63%, 05/29/2032		2,200	2,338
Reg. S, 8.63%, 02/04/2030		4,400	4,884
El Salvador Government International Bond, (El Salvador),
Reg. S, 7.12%, 01/20/2050		800	735
Reg. S, 7.65%, 06/15/2035		5,500	5,729
Reg. S, 8.25%, 04/10/2032		1,900	2,047
9.65%, 11/21/2054 (e)		5,600	6,407
Gabon Blue Bond Master Trust Series 2s, Reg. S, 6.10%, 08/01/2038		300	308
Gabon Government International Bond, (Gabon),
Reg. S, 6.63%, 02/06/2031		1,200	930
Series 4Y, Reg. S, 9.50%, 02/18/2029		1,800	1,557
Ghana Government International Bond, (Ghana),
Zero Coupon, 07/03/2026 (e)		322	316
Reg. S, 1.50%, 01/03/2037		1,400	784
SUB, 5.00%, 07/03/2029 (e)		1,964	1,926
Reg. S, SUB, 5.00%, 07/03/2029		6,400	6,277
Global Sukuk Ventures, (Qatar), 4.25%, 11/10/2035 (e)		3,800	3,768
Guatemala Government Bond, (Guatemala),
Reg. S, 4.38%, 06/05/2027		10,400	10,322
Reg. S, 5.38%, 04/24/2032		3,000	3,028
6.05%, 08/06/2031 (e)		1,300	1,356
Reg. S, 6.05%, 08/06/2031		200	209
6.25%, 08/15/2036 (e)		1,600	1,672
6.55%, 02/06/2037 (e)		2,600	2,782
Reg. S, 6.55%, 02/06/2037		2,100	2,247
Reg. S, 6.60%, 06/13/2036		4,000	4,302
6.88%, 08/15/2055 (e)		1,200	1,281
Hazine Mustesarligi Varlik Kiralama A/S, (Turkey), 6.75%, 09/01/2030 (e)		2,200	2,306
Honduras Government International Bond, (Honduras), 8.63%, 11/27/2034 (e)		1,400	1,575
Hungary Government International Bond, (Hungary),
Reg. S, 5.25%, 06/16/2029		3,150	3,214
5.38%, 09/26/2030 (e)		1,024	1,052
Reg. S, 5.50%, 03/26/2036		2,100	2,098
Reg. S, 6.13%, 05/22/2028		3,800	3,941
Reg. S, 6.75%, 09/25/2052		2,600	2,761
Series 30Y, 7.63%, 03/29/2041		7,600	8,910
Indonesia Government International Bond, (Indonesia), Reg. S, 6.63%, 02/17/2037		5,300	6,046
Iraq International Bond, (Iraq), Reg. S, 5.80%, 01/15/2028		750	747

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2025	SIX CIRCLES TRUST	287

Six Circles Credit Opportunities Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2025 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Foreign Government Securities — continued
Sovereign — continued
Israel Government International Bond, (Israel), Series 5Y, 5.38%, 03/12/2029		1,000	1,029
Ivory Coast Government International Bond, (Ivory Coast),
Reg. S, 4.88%, 01/30/2032	EUR	2,600	2,964
Reg. S, 5.25%, 03/22/2030	EUR	4,300	5,068
Reg. S, SUB, 5.75%, 12/31/2032		172	172
Reg. S, 6.63%, 03/22/2048	EUR	2,700	2,866
Reg. S, 6.88%, 10/17/2040	EUR	1,500	1,721
Reg. S, 8.25%, 01/30/2037		8,800	9,584
Jordan Government International Bond, (Jordan),
Reg. S, 5.75%, 01/31/2027		7,900	7,944
Reg. S, 7.38%, 10/10/2047		800	803
Kuwait International Government Bond, (Kuwait), Reg. S, 4.65%, 10/09/2035		6,300	6,278
Latvia Government International Bond, (Latvia), Reg. S, 5.13%, 07/30/2034		1,200	1,231
Mexican Udibonos, (Mexico), Series S, 3.00%, 12/03/2026	MXN	1,040	58
Mexico Government International Bond, (Mexico),
4.75%, 03/22/2031		1,200	1,186
5.13%, 03/19/2038	EUR	2,400	2,805
5.75%, 10/12/2110		3,800	3,186
5.85%, 07/02/2032		3,516	3,612
6.40%, 05/07/2054		1,100	1,056
6.63%, 01/29/2038		1,600	1,670
Mongolia Government International Bond, (Mongolia),
Reg. S, 3.50%, 07/07/2027		1,600	1,554
Reg. S, 4.45%, 07/07/2031		2,800	2,567
7.88%, 06/05/2029 (e)		300	319
Reg. S, 7.88%, 06/05/2029		100	107
8.65%, 01/19/2028 (e)		300	318
Reg. S, 8.65%, 01/19/2028		300	318
Montenegro Government International Bond, (Montenegro), 7.25%, 03/12/2031 (e)		1,700	1,813
Morocco Government International Bond, (Morocco), Reg. S, 5.50%, 12/11/2042		1,700	1,622
Nigeria Government International Bond, (Nigeria),
Reg. S, 6.13%, 09/28/2028		5,500	5,520
Reg. S, 6.50%, 11/28/2027		1,500	1,519
Reg. S, 7.38%, 09/28/2033		15,409	15,640
North Macedonia Government International Bond, (North Macedonia), Reg. S, 6.96%, 03/13/2027	EUR	3,300	4,022
Oman Government International Bond, (Oman),
Reg. S, 4.75%, 06/15/2026		1,000	1,000
Reg. S, 6.25%, 01/25/2031		15,900	17,015
Reg. S, 6.75%, 01/17/2048		2,700	2,970
Oriental Republic of Uruguay, (Uruguay), 5.25%, 09/10/2060		6,500	6,068

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Sovereign — continued
Pakistan Government International Bond, (Pakistan),
Reg. S, 6.00%, 04/08/2026		2,000	1,995
Reg. S, 6.88%, 12/05/2027		4,400	4,431
Reg. S, 8.88%, 04/08/2051		2,000	1,969
Panama Government International Bond, (Panama),
3.88%, 03/17/2028		428	420
4.50%, 04/01/2056		5,200	3,896
6.85%, 03/28/2054		1,800	1,874
7.13%, 01/29/2026		450	450
7.88%, 03/01/2057		4,800	5,590
8.00%, 03/01/2038		4,000	4,670
8.88%, 09/30/2027		13,315	14,253
Paraguay Government International Bond, (Paraguay),
Reg. S, 5.40%, 03/30/2050		2,300	2,149
Reg. S, 5.85%, 08/21/2033		6,300	6,681
6.00%, 02/09/2036 (e)		400	429
Reg. S, 6.00%, 02/09/2036		600	643
6.65%, 03/04/2055 (e)		1,200	1,304
7.90%, 02/09/2031 (e)	PYG	9,789,000	1,413
8.50%, 03/04/2035 (e)	PYG	15,550,000	2,229
Perusahaan Penerbit SBSN Indonesia III, (Indonesia), Reg. S, 5.65%, 11/25/2054		1,000	1,008
Peruvian Government International Bond, (Peru),
3.23%, 07/28/2121		10,300	5,610
3.60%, 01/15/2072		3,900	2,468
5.50%, 03/30/2036		1,600	1,632
5.88%, 08/08/2054		1,690	1,672
6.20%, 06/30/2055		1,900	1,953
6.55%, 03/14/2037		6,800	7,515
6.90%, 08/12/2037 (e)	PEN	6,300	1,958
Reg. S, 6.95%, 08/12/2031	PEN	3,800	1,256
Philippine Government International Bond, (Philippines),
2.95%, 05/05/2045		2,600	1,820
3.70%, 03/01/2041		2,500	2,087
5.18%, 09/05/2049		1,200	1,145
6.38%, 10/23/2034		1,500	1,681
Qatar Government International Bond, (Qatar),
Reg. S, 4.82%, 03/14/2049		2,300	2,168
Reg. S, 6.40%, 01/20/2040		1,400	1,614
Republic of Armenia International Bond, (Armenia),
Reg. S, 3.60%, 02/02/2031		1,700	1,547
Reg. S, 3.95%, 09/26/2029		2,200	2,098
Republic of Cameroon International Bond, (Cameroon),
Reg. S, 5.95%, 07/07/2032	EUR	4,200	4,159
Series 7Y, Reg. S, 9.50%, 07/31/2031		2,000	1,993

SEE NOTES TO FINANCIAL STATEMENTS.

288	SIX CIRCLES TRUST	DECEMBER 31, 2025

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Foreign Government Securities — continued
Sovereign — continued
Republic of Kenya Government International Bond, (Kenya), 7.88%, 10/09/2033 (e)		1,700	1,700
Reg. S, 7.88%, 10/09/2033		4,100	4,100
8.80%, 10/09/2038 (e)		1,600	1,617
9.50%, 03/05/2036 (e)		3,700	3,946
Reg. S, 9.50%, 03/05/2036		300	320
9.75%, 02/16/2031 (e)		2,800	3,063
Reg. S, 9.75%, 02/16/2031		5,400	5,906
Republic of Poland Government International Bond, (Poland),
Series 5Y, 4.88%, 02/12/2030		1,100	1,134
Series 10Y, 4.88%, 10/04/2033		200	203
Series 10Y, 5.38%, 02/12/2035		1,900	1,973
Series 30Y, 5.50%, 04/04/2053		9,000	8,630
Republic of South Africa Government Bond, (South Africa),
Series 2035, 8.88%, 02/28/2035	ZAR	181,000	11,372
Series 2037, 8.50%, 01/31/2037	ZAR	59,900	3,583
Republic of South Africa Government International Bond, (South Africa),
7.10%, 11/19/2036 (e)		2,700	2,899
7.25%, 12/11/2055 (e)		2,000	1,983
7.95%, 11/19/2054 (e)		2,700	2,903
Series 10Y, 4.85%, 09/30/2029		3,000	3,002
Series 30Y, 5.75%, 09/30/2049		4,000	3,379
Series 30Y, 7.30%, 04/20/2052		3,500	3,537
Republic of Uzbekistan International Bond, (Uzbekistan), Reg. S, 3.90%, 10/19/2031		3,300	3,048
Romanian Government International Bond, (Romania),
Reg. S, 2.12%, 07/16/2031	EUR	3,400	3,507
Reg. S, 2.13%, 03/07/2028	EUR	1,100	1,271
Reg. S, 2.63%, 12/02/2040	EUR	5,600	4,335
Reg. S, 3.00%, 02/27/2027		5,800	5,710
Reg. S, 3.38%, 01/28/2050	EUR	600	452
Reg. S, 3.88%, 10/29/2035	EUR	2,200	2,253
Reg. S, 5.13%, 09/24/2031	EUR	1,400	1,683
Reg. S, 5.25%, 11/25/2027		1,396	1,417
Reg. S, 5.38%, 06/07/2033	EUR	2,500	2,970
Reg. S, 5.75%, 03/24/2035		300	298
5.75%, 03/24/2035 (e)		1,000	992
5.88%, 01/30/2029 (e)		414	427
Reg. S, 6.13%, 10/07/2037	EUR	300	355
Reg. S, 6.38%, 09/18/2033	EUR	1,700	2,144
Reg. S, 6.38%, 01/30/2034		1,800	1,875
6.38%, 01/30/2034 (e)		1,800	1,875
Reg. S, 6.50%, 10/07/2045	EUR	300	351
Reg. S, 6.63%, 02/17/2028		940	980
6.75%, 07/11/2039 (e)	EUR	1,900	2,331
Reg. S, 7.13%, 01/17/2033		7,700	8,369
Saudi Government International Bond, (Saudi Arabia),
Reg. S, 3.45%, 02/02/2061		6,000	3,828

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Sovereign — continued
Reg. S, 3.75%, 01/21/2055		1,400	990
Reg. S, 4.38%, 04/16/2029		5,100	5,130
Reg. S, 5.00%, 01/16/2034		2,000	2,046
Reg. S, 5.75%, 01/16/2054		800	792
Senegal Government International Bond, (Senegal),
Reg. S, 4.75%, 03/13/2028	EUR	4,200	3,417
Reg. S, 5.38%, 06/08/2037	EUR	6,000	3,826
Reg. S, 6.25%, 05/23/2033		5,500	3,185
Series 7Y, Reg. S, 7.75%, 06/10/2031		1,300	770
Serbia International Bond, (Serbia),
Reg. S, 2.05%, 09/23/2036	EUR	2,500	2,292
6.00%, 06/12/2034 (e)		1,400	1,450
Reg. S, 6.00%, 06/12/2034		1,700	1,760
Reg. S, 6.25%, 05/26/2028		6,700	6,942
Reg. S, 6.50%, 09/26/2033		1,000	1,071
Slovenia Government International Bond, (Slovenia), Reg. S, 5.00%, 09/19/2033		2,500	2,591
Sri Lanka Government International Bond, (Sri Lanka),
Reg. S, SUB, 3.60%, 06/15/2035		5,500	4,180
Reg. S, SUB, 3.60%, 02/15/2038		3,800	3,463
Suriname Government International Bond, (Suriname), 7.70%, 11/06/2030 (e)		1,800	1,859
Trinidad & Tobago Government International Bond, (Trinidad and Tobago), 5.95%, 01/14/2031 (e)		700	712
Reg. S, 5.95%, 01/14/2031		200	203
Turkiye Government Bond, (Turkey),
Series 4Y, (Turkish Lira Overnight Reference Rate + 0.00%), 39.43%, 05/20/2026 (aa)	TRY	9,600	226
Series 4Y, (Turkish Lira Overnight Reference Rate + 0.00%), 39.43%, 05/17/2028 (aa)	TRY	68,600	1,596
Series 5Y, (Turkish Lira Overnight Reference Rate + 0.00%), 39.43%, 08/19/2026 (aa)	TRY	45,900	1,083
Turkiye Government International Bond, (Turkey),
Series 6Y, 9.38%, 03/14/2029		3,200	3,593
Series 10Y, 7.63%, 05/15/2034		6,900	7,493
Series 30Y, 5.75%, 05/11/2047		9,100	7,471
Series 30Y, 6.88%, 03/17/2036		10,600	10,904
Turkiye Ihracat Kredi Bankasi A/S, (Turkey),
6.38%, 10/03/2030 (e)		1,500	1,506
6.88%, 07/03/2028 (e)		1,100	1,136
7.50%, 02/06/2028 (e)		500	522
Reg. S, 7.50%, 02/06/2028		200	209
Ukraine Government International Bond, (Ukraine),
Reg. S, SUB, 0.00%, 02/01/2030		900	532
Reg. S, SUB, 0.00%, 02/01/2034		8,500	4,038
Reg. S, SUB, 0.00%, 02/01/2035		2,400	1,358

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2025	SIX CIRCLES TRUST	289

Six Circles Credit Opportunities Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2025 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Foreign Government Securities — continued
Sovereign — continued
Reg. S, SUB, 0.00%, 02/01/2036	200	113
Reg. S, SUB, 4.50%, 02/01/2029	2,200	1,639
Reg. S, SUB, 4.50%, 02/01/2034	12,000	7,324
Reg. S, SUB, 4.50%, 02/01/2035	2,600	1,556
Reg. S, SUB, 4.50%, 02/01/2036	2,600	1,531
Uruguay Government International Bond, (Uruguay),
5.10%, 06/18/2050	4,100	3,865
5.75%, 10/28/2034	2,500	2,664
Zambia Government International Bond, (Zambia), Reg. S, 0.50%, 12/31/2053	2,600	1,826

Total Sovereign		808,131

Total Foreign Government Securities (Cost $773,483)		829,437

Mortgage-Backed Securities — 0.1%
FHLMC Collateral — 0.1%
FHLMC Non Gold Pool,
ARM, (United States 30 Day Average SOFR + 2.13%), 5.20%, 08/01/2055 (aa)	511	517
ARM, (United States 30 Day Average SOFR + 2.16%), 5.44%, 08/01/2055 (aa)	2,254	2,291

Total FHLMC Collateral		2,808

FNMA Collateral — 0.0% (g)
FNMA Pool,
ARM, (United States 30 Day Average SOFR + 2.30%), 5.02%, 02/01/2055 (aa)	290	294
ARM, (United States 30 Day Average SOFR + 2.03%), 5.47%, 10/01/2055 (aa)	1,789	1,817
ARM, (United States 30 Day Average SOFR + 2.21%), 5.72%, 08/01/2055 (aa)	445	455

Total FNMA Collateral		2,566

Total Mortgage-Backed Securities (Cost $5,372)		5,374

U.S. Treasury Obligations — 1.0%
Sovereign — 1.0%
U.S. Treasury Bond, 4.88%, 08/15/2045	300	304
U.S. Treasury Notes,
3.50%, 09/30/2027	13,135	13,139
3.50%, 10/31/2027	8,345	8,348
3.63%, 08/31/2027	15,835	15,871
3.75%, 04/15/2028	3,077	3,094
3.75%, 12/31/2028 (ee)	6,020	6,056
4.13%, 10/31/2026 (ee)	3,390	3,405
4.25%, 01/31/2026 (ff)	1,590	1,591
4.25%, 05/15/2035	380	384
4.25%, 08/15/2035	480	485

Total Sovereign		52,677

Total U.S. Treasury Obligations (Cost $52,502)		52,677

SECURITY DESCRIPTION	SHARES	VALUE($)
Common Stocks — 0.4%
Basic Materials — 0.0% (g)
Chemicals — 0.0% (g)
Venator Materials plc, (United Kingdom) (a) (bb)	4	124

Communications — 0.3%
Internet — 0.0% (g)
Xplore, Inc., (Canada) (bb)	3	—	(a)
Xplore, Inc., (Canada)	47	99

		99

Media — 0.0% (g)
Diamond Sports Group LLC (a)	137	228

Telecommunications — 0.3%
Digicel Holdings Bermuda Ltd. / Digicel International Finance Ltd., (Jamaica) (a)	796	13,733

Total Communications		14,060

Consumer Non-cyclical — 0.1%
Commercial Services — 0.1%
LuxCo. 3 Sarl (a)	366	6,451

Healthcare — Services — 0.0% (g)
Quorum Health Corp. (a)	8	4

Total Consumer Non-cyclical		6,455

Financial — 0.0%
Real Estate — 0.0%
ADLER Group SA, (Luxembourg) (a) (bb)	1,268	—

Utilities — 0.0% (g)
Electric — 0.0% (g)
Heritage Power LLC (bb)	25	12
Heritage Power LLC	22	1,483

Total Utilities		1,495

Total Common Stocks (Cost $12,756)		22,134

Preferred Stocks — 0.2%
Communications — 0.0% (g)
Telecommunications — 0.0% (g)
Digicel Holdings Bermuda Ltd., expiring, (Bermuda) (a) (bb)	56	694

Consumer Cyclical — 0.2%
Retail — 0.2%
Ferrellgas Escrow LLC, expiring (a) (bb)	6	6,467

Total Preferred Stocks (Cost $6,687)		7,161

	PRINCIPAL AMOUNT($)
Loan Assignments — 3.7% (o)
Basic Materials — 0.2%
Chemicals — 0.2%
Discovery Purchaser Corp., Initial Term Loan (First Lien), (CME Term SOFR 3 Month + 3.75%), 7.61%, 10/04/2029 (aa)	810	777
Ecovyst Catalyst Technologies LLC, Second Amendment Term Loan, (CME Term SOFR 3 Month + 2.00%), 5.84%, 06/12/2031 (aa)	207	207

SEE NOTES TO FINANCIAL STATEMENTS.

290	SIX CIRCLES TRUST	DECEMBER 31, 2025

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Loan Assignments — continued
Chemicals — continued
Herens Holdco Salr, Facility B (USD), (Switzerland), (CME Term SOFR 3 Month + 3.93%), 7.70%, 07/03/2028 (aa)		1,262	1,102
Olympus Water US Holding Corp.,
Term B-6 Dollar Loan, (CME Term SOFR 3 Month + 3.00%), 6.67%, 11/03/2032 (aa)		409	405
2025 Incremental Term Loan, (CME Term SOFR 3 Month + 3.25%), 6.92%, 11/03/2032 (aa)		817	811
TPC Group Inc., Initial Term Loan, (CME Term SOFR 6 Month + 5.75%), 9.39%, 12/16/2031 (aa)		4,035	3,597
Venator Materials LLC,
First-Out B Term Loan, (CME Term SOFR 3 Month + 4.00%, 6.75% PIK), 10.75%, 07/16/2026 (d) (aa)		987	790
First-Out Term Loan, (CME SOFR 3 Month + 4.00%, 7.00% PIK), 10.75%, 07/16/2026 (d) (aa)		982	785
Initial Term Loan, (CME Term SOFR 3 Month + 2.00%, 7.00% PIK), 8.75%, 10/12/2028 (d) (aa)		1,400	280

			8,754

Forest Products & Paper — 0.0% (g)
Glatfelter Corp., Term Loan, (CME Term SOFR 3 Month + 4.25%), 8.07%, 11/04/2031 (aa)		304	302

Total Basic Materials			9,056

Communications — 0.8%
Advertising — 0.0% (g)
Clear Channel Outdoor Holdings, Inc., 2024 Refinancing Term Loan, (CME Term SOFR 1 Month + 4.00%), 7.83%, 08/21/2028 (aa)		805	806
CMG Media Corp., Term B-2 Loan (First Lien), (CME Term SOFR 1 Month + 3.50%), 7.27%, 06/18/2029 (u) (aa)		328	305
Neptune BidCo US Inc., Dollar Term B Loan (First Lien), (CME Term SOFR 3 Month + 5.00%), 9.01%, 04/11/2029 (aa)		1,007	995

			2,106

Internet — 0.1%
AVIV Group GmbH, Facility B, (Germany), (EURIBOR 6 Month + 4.00%), 6.10%, 04/23/2032 (aa)	EUR	2,489	2,942
Gen Digital Inc., Initial Tranche A Term Loan, (CME Term SOFR 1 Month + 1.38%), 5.19%, 09/10/2027 (aa)		1,418	1,417
MH Sub I, LLC, 2023 May Incremental Term Loan (First Lien), (CME Term SOFR 1 Month + 4.25%), 7.97%, 05/03/2028 (u) (aa)		159	148

			4,507

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Media — 0.2%
CSC Holdings, LLC, September 2019 Initial Term Loan, (PRIME 3 Month + 1.50%), 8.25%, 04/15/2027 (u) (aa)		2,703	2,357
Diamond Sports Net, LLC, Term Loan (First Lien), 15.00% PIK, 01/02/2028 (aa)		1,015	352
Directv Financing, LLC,
Closing Date Term Loan, (CME Term SOFR 3 Month + 5.00%), 9.10%, 08/02/2027 (aa)		102	102
2025 Incremental Term B Loan, (CME Term SOFR 3 Month + 5.50%), 9.34%, 02/17/2031 (aa)		1,594	1,589
Gray Television, Inc.,
Term D Loan, (CME Term SOFR 1 Month + 3.00%), 6.99%, 12/01/2028 (aa)		402	402
Term F Loan, (CME Term SOFR 1 Month + 5.25%), 9.12%, 06/04/2029 (aa)		10	10
Radiate Holdco, LLC, First Out Term Loan, (CME Term SOFR 1 Month + 1.50%), 7.33%, 09/25/2029 (u) (aa)		6,625	5,068
Summer (BC) Bidco B LLC, Extended Facility B (USD), (CME Term SOFR 3 Month + 5.00%), 8.93%, 02/15/2029 (aa)		759	705
Versant Media Group, Inc., Initial Term Loan, (CME Term SOFR 1 Month + 3.50%), 7.50%, 01/30/2031 (u) (aa)		214	214
Virgin Media Bristol LLC, Facility Q, (CME Term SOFR 1 Month + 3.25%), 7.11%, 01/31/2029 (aa)		600	601

			11,400

Telecommunications — 0.5%
Altice Financing S.A., 2022 Refinancing Dollar Commitments, (Luxembourg), (CME Term SOFR 3 Month + 5.00%), 8.90%, 10/31/2027 (aa)		1,043	768
Altice France S.A., EUR TLB-14 Loan, (France), (EURIBOR 3 Month + 6.88%), 8.89%, 05/31/2031 (aa)	EUR	3,069	3,601
Commscope, LLC, Initial Term Loan, (CME Term SOFR 1 Month + 4.75%), 8.47%, 12/17/2029 (u) (aa)		1,388	1,389
Digicel International Finance Ltd., Initial Term Loan (First Lien), (Bermuda), (CME Term SOFR 3 Month + 5.25%), 9.02%, 08/06/2032 (aa)		565	563
Eircom Finco Sarl, Facility B6, (Luxembourg), (EURIBOR 1 Month + 2.75%), 4.67%, 05/15/2032 (aa)	EUR	3,000	3,536
Level 3 Financing, Inc., Term B-4 Refinancing Loans, (CME Term SOFR 1 Month + 3.25%), 6.97%, 03/29/2032 (u) (aa)		1,596	1,600
Lorca Telecom Bidco, S.A., Facility B5, (United Kingdom), (EURIBOR 6 Month + 2.50%), 4.63%, 03/25/2031 (aa)	EUR	4,000	4,709

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2025	SIX CIRCLES TRUST	291

Six Circles Credit Opportunities Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2025 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Loan Assignments — continued
Telecommunications — continued
Lumen Technologies, Inc.,
Term B-1 Loan, (CME Term SOFR 1 Month + 2.35%), 4.35%, 04/16/2029 (aa)		2,077	2,064
Term B-2 Loan, (CME Term SOFR 1 Month + 2.35%), 6.18%, 04/15/2030 (aa)		2,477	2,460
Term A Loan, (CME Term SOFR 1 Month + 6.00%), 9.72%, 06/01/2028 (aa)		256	257
NJJ Continental S.A., Facility B3, (Switzerland), (EURIBOR 3 Month + 2.50%), 4.52%, 01/30/2032 (aa)	EUR	600	709
ViaSat, Inc., Initial Term Loan, (CME Term SOFR 1 Month + 4.50%), 8.35%, 05/30/2030 (aa)		665	662
Xplore, Inc.,
Initial Term Loan (First Lien), (Canada), (CME Term SOFR 1 Month + 1.50%), 5.33%, 10/24/2029 (u) (aa)		84	78
Second Out Term Loan (First Lien), (Canada), (CME Term SOFR 1 Month + 1.50%), 6.00%, 10/24/2031 (u) (aa)		300	180
Zayo Group Holdings, Inc., Initial Dollar Term Loan, (CME Term SOFR 1 Month + 0.50%), 6.83%, 03/11/2030 (aa)		1,267	1,199

			23,775

Total Communications			41,788

Consumer Cyclical — 0.4%
Airlines — 0.0% (g)
AAdvantage Loyality IP Ltd., 2025 Replacement Term Loan, (Cayman Islands), (CME Term SOFR 3 Month + 2.25%), 6.13%, 04/20/2028 (aa)		318	319
American Airlines, Inc., 2020 Term Loan, (CME Term SOFR 3 Month + 1.75%), 5.69%, 01/29/2027 (aa)		1,570	1,568

			1,887

Auto Parts & Equipment — 0.1%
First Brands Group, LLC, 2021 Term Loan (Second Lien), (CME Term SOFR 1 Month + 10.50%), 14.49%, 03/30/2028 (aa)		6,690	8
Tenneco, Inc.,
Term A Loan (First Lien), (CME Term SOFR 3 Month + 4.75%), 8.74%, 11/17/2028 (aa)		1,454	1,424
Term B Loan (First Lien), (CME Term SOFR 3 Month + 5.00%), 8.99%, 11/17/2028 (aa)		723	710

			2,142

Entertainment — 0.0% (g)
Great Canadian Gaming Corp., 2024 Refinancing Term Loan (First Lien), (Canada), (CME Term SOFR 3 Month + 4.75%), 8.44%, 11/01/2029 (aa)		420	411

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Housewares — 0.0% (g)
SWF Holdings I Corp., Tranche A-1 Term Loan (Super-Priority), (CME Term SOFR 1 Month + 4.50%), 8.33%, 12/19/2029 (aa)		133	132

Leisure Time — 0.0% (g)
City Football Group Ltd., Term B-1 Loan, (United Kingdom), (CME Term SOFR 3 Month + 3.00%), 6.93%, 07/18/2030 (aa)		562	561
Sabre GLBL Inc.,
2025 Other Term B-2 Loan, (CME Term SOFR 1 Month + 6.25%), 10.07%, 07/30/2029		88	79
2025 Other Term B-1 Loan, (CME Term SOFR 1 Month + 6.25%), 10.07%, 07/30/2029		77	68

			708

Lodging — 0.0% (g)
Wyndham Hotels & Resorts, Inc., 2022 Term A Loan, (CME Term SOFR 1 Month + 1.75%), 5.57%, 04/08/2027 (aa)		1,168	1,166

Retail — 0.3%
Boots Group Finco L.P., Closing Date Dollar Term Loan, (CME Term SOFR 3 Month + 3.50%), 7.21%, 08/30/2032 (aa)		2,009	2,018
Breitling Holdings Sarl, Facility B, (Luxembourg), (EURIBOR 6 Month + 3.90%), 6.02%, 10/25/2028 (aa)	EUR	2,239	2,396
CD&R Firefly Bidco Ltd., Facility B10, (United Kingdom), (SONIA 3 Month + 4.75%), 8.72%, 04/29/2029 (aa)	GBP	2,800	3,798
Marshall Group Holding Sarl, Facility B, (Luxembourg), (EURIBOR 3 Month + 4.50%), 6.53%, 04/01/2032 (aa)	EUR	3,615	4,243
Medline Borrower, LP, 2028 Refinancing Term Loan, (CME Term SOFR 1 Month + 1.75%), 5.47%, 10/23/2028 (aa)		196	196
Sabre GLBL, Inc.,
2024 Term B-1 Loan, (CME Term SOFR 1 Month + 6.00%), 9.82%, 11/15/2029 (aa)		396	348
2024 Term B-2 Loan, (CME Term SOFR 1 Month + 6.00%), 9.82%, 11/15/2029 (aa)		143	128

			13,127

Total Consumer Cyclical			19,573

Consumer Non-cyclical — 0.9%
Biotechnology — 0.1%
Cooper Consumer Health, Facility B4, (France), (EURIBOR 3 Month + 3.75%), 5.77%, 11/06/2028 (u) (aa)	EUR	2,457	2,914

SEE NOTES TO FINANCIAL STATEMENTS.

292	SIX CIRCLES TRUST	DECEMBER 31, 2025

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Loan Assignments — continued
Commercial Services — 0.5%
AlixPartners, LLP, 2025 Refinancing Dollar Term Loan, (CME Term SOFR 1 Month + 2.00%), 5.72%, 08/12/2032 (aa)		406	406
Allied Universal Holdco LLC,
Amendment No. 7 Replacement Euro Term Loan, (EURIBOR 1 Month + 3.75%), 5.65%, 08/20/2032 (aa)	EUR	6,564	7,759
Amendment No. 7 Replacement U.S. Dollar Term Loan, (CME Term SOFR 1 Month + 3.25%), 6.97%, 08/20/2032 (aa)		444	446
Amber Finco plc,
Additional Facility B3, (United Kingdom), (EURIBOR 1 Month + 3.25%), 0.00%, 06/11/2029 (u) (aa)	EUR	1,000	1,188
Facility B3, (United Kingdom), (EURIBOR 3 Month + 3.25%), 5.27%, 06/11/2029 (aa)	EUR	300	356
Camelot U.S. Acquisition LLC, Amendment No. 7 Incremental Term Loan, (CME Term SOFR 1 Month + 3.25%), 6.97%, 01/31/2031 (aa)		808	809
Champions Holdco, Inc., Initial Term Loan, (CME Term SOFR 3 Month + 4.75%), 8.57%, 02/23/2029 (aa)		861	814
ION Platform Finance US, Inc., Initial Dollar Term Loan, (CME Term SOFR 3 Month + 3.75%), 7.42%, 10/07/2032 (aa)		372	349
Jupiter Buyer, Inc., Initial Term Loan, (CME Term SOFR 3 Month + 4.25%), 7.92%, 11/01/2031 (aa)		731	738
Lernen Bidco Ltd., Facility B3 (USD), (United Kingdom), (SOFR 6 Month + 3.50%), 7.41%, 10/27/2031 (u) (aa)		2,413	2,416
Obol France 2.5 SAS, Facility B3, (France), (EURIBOR 6 Month + 5.00%), 7.10%, 12/31/2028 (aa)	EUR	4,250	4,923
Parexel International, Inc., Seventh Amendment Term Loan, (CME Term SOFR 1 Month + 2.75%), 6.53%, 12/12/2031 (u) (aa)		308	309
Polygon Group AB, Facility B, (Sweden), (EURIBOR 3 Month + 4.00%), 6.02%, 10/05/2028 (aa)	EUR	1,735	1,727
Pye-Barker Fire & Safety, LLC,
Closing Date Term Loan, (CME Term SOFR 1 Month + 2.50%), 6.97%, 12/16/2032 (u) (aa)		284	286
Initial Delayed Draw Term Loan, (CME Term SOFR 1 Month + 2.50%), 0.00%, 12/16/2032 (u) (aa)		42	42
Vortex Opco, LLC, Second-Out New Money Term Loan, (Cayman Islands), (CME Term SOFR 3 Month + 4.25%), 8.04%, 12/17/2028 (u) (aa)		223	27

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Commercial Services — continued
Wand Newco 3, Inc., Tranche B-2 Term Loan (First Lien), (CME Term SOFR 1 Month + 2.50%), 6.22%, 01/30/2031 (aa)		1,304	1,304

			23,899

Cosmetics/Personal Care — 0.0% (g)
ACP Tara Holdings, Inc., Term Loan, (CME Term SOFR 3 Month + 3.25%), 6.97%, 12/15/2032 (u) (aa)		659	662

Food — 0.0% (g)
Market Bidco Ltd., Facility B4 (GBP), (United Kingdom), (SONIA 3 Month + 5.25%), 9.32%, 11/04/2030 (aa)	GBP	750	992

Healthcare — Products — 0.0% (g)
Bausch + Lomb Corp., Third Amendment Term Loan, (Canada), (CME Term SOFR 1 Month + 4.25%), 7.97%, 01/15/2031 (aa)		1,606	1,620

Healthcare — Services — 0.2%
Celeste BidCo B.V., Facility B2, (Netherlands), (EURIBOR 3 Month + 3.75%), 5.82%, 07/20/2029 (aa)	EUR	3,140	3,725
Cidron Atrium SE, Facility B1 (First Lien), (Germany), (EURIBOR 2 Month + 5.00%), 7.02%, 05/22/2028 (aa)	EUR	2,500	2,960
Elsan SAS, Facility B6, (France), (EURIBOR 3 Month + 3.50%), 5.58%, 06/16/2031 (aa)	EUR	1,977	2,259
LifePoint Health, Inc.,
2024-2 Refinancing Term Loan (First Lien), (CME Term SOFR 1 Month + 3.50%), 7.33%, 05/19/2031 (aa)		403	403
2024-1 Refinancing Term Loan (First Lien), (CME Term SOFR 3 Month + 3.75%), 7.65%, 05/19/2031 (aa)		805	808
MPH Acquisition Holdings LLC,
Exchange First Out Term Loan, (CME Term SOFR 3 Month + 3.75%), 7.59%, 12/31/2030 (aa)		554	555
Quorum Health Corp., Term Loan (Exit), (CME Term SOFR 3 Month + 6.50%), 10.53% (PIK), 01/31/2028 (aa)		706	503
Second Out Term Loan, (CME Term SOFR 3 Month + 4.60%), 8.70%, 12/31/2030 (aa)		429	402

			11,615

Pharmaceuticals — 0.1%
Amneal Pharmaceuticals LLC, Amendment No. 1 Term Loan, (CME Term SOFR 1 Month + 3.50%), 7.22%, 08/01/2032 (aa)		804	810

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2025	SIX CIRCLES TRUST	293

Six Circles Credit Opportunities Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2025 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Loan Assignments — continued
Pharmaceuticals — continued
Asterix AcquiCo GmbH, Facility B3, (Germany), (EURIBOR 3 Month + 3.75%), 5.82%, 03/29/2032 (aa)	EUR	1,500	1,773
Endo Finance Holdings, Inc., 2024 Refinancing Term Loan, (CME Term SOFR 1 Month + 4.00%), 7.47%, 04/23/2031 (aa)		401	397
Skio Bidco B.V., Facility B, (Netherlands), (EURIBOR 6 Month + 3.00%), 5.09%, 06/16/2032 (aa)	EUR	2,881	3,404

			6,384

Total Consumer Non-cyclical			48,086

Diversified — 0.0% (g)
Holding Companies-Diversified — 0.0% (g)
GN Loanco, LLC, Term B Loan, (CME Term SOFR 3 Month + 4.50%), 8.34%, 12/19/2030 (u) (aa)		228	226

Energy — 0.0% (g)
Oil & Gas — 0.0% (g)
Stakeholder Midstream, LLC, Initial Term Loan, (CME Term SOFR 6 Month + 4.00%), 8.04%, 01/01/2031 (aa)		1,207	1,210

Oil & Gas Services — 0.0% (g)
Star Holding LLC, Term B Loan (First Lien), (CME Term SOFR 1 Month + 4.50%), 8.22%, 07/31/2031 (aa)		406	400

Total Energy			1,610

Financial — 0.4%
Banks — 0.1%
Ziraat Katilim Bankasi Anonim Sirketi, Tranche B, (CME Term SOFR 3 Month + 3.00%), 6.82%, 06/15/2034 (aa) (bb)		2,400	2,400

Diversified Financial Services — 0.1%
Apex Group Treasury Ltd., 2025 Refinancing EUR Term Loan, (Ireland), (EURIBOR 1 Month + 3.75%), 0.00%, 02/27/2032 (u) (aa)	EUR	2,000	2,241
Corpay Technologies Operating Company, LLC, Term B-5 Loan, (CME Term SOFR 1 Month + 1.75%), 5.47%, 04/28/2028 (aa)		1,474	1,474
Orion Midco Ltd, Initial Term Loan (First Lien), (Jersey), (CME Term SOFR 3 Month + 3.50%), 7.43%, 10/08/2032 (aa)		401	403
Setanta Aircraft Leasing Designated Activity Company, New Loan, (Ireland), (CME Term SOFR 3 Month + 1.75%), 5.42%, 11/06/2028 (aa)		83	84

			4,202

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Insurance — 0.1%
Acrisure, LLC, 2024 Repricing Term B-6 Loan (First Lien), (CME Term SOFR 1 Month + 3.00%), 6.72%, 11/06/2030 (aa)		569	567
Asurion, LLC,
New B-12 Term Loan (First Lien), (CME Term SOFR 1 Month + 4.25%), 7.97%, 09/19/2030 (aa)		1,819	1,818
New Term B-13 Term Loan (First Lien), (CME Term SOFR 1 Month + 4.25%), 7.97%, 09/19/2030 (aa)		486	486
New B-4 Term Loan (Second Lien), (CME Term SOFR 1 Month + 5.25%), 9.08%, 01/20/2029 (aa)		1,090	1,068
CRC Insurance Group, LLC,
Amendment No. 1 Replacement Term Loan (First Lien), (CME Term SOFR 3 Month + 2.75%), 6.42%, 05/06/2031 (aa)		538	538
Initial Term Loan (Second Lien), (CME Term SOFR 3 Month + 4.75%), 8.42%, 05/06/2032 (aa)		1,587	1,604

			6,081

Investment Companies — 0.1%
Acuren Delaware Holdco, Inc., Amendment No. 1 Term Loan, (CME Term SOFR 1 Month + 2.75%), 6.47%, 07/30/2031 (aa)		401	403
Artemis BidCo S.A.S., Facility B (EUR), (France), (EURIBOR 3 Month + 3.75%), 5.80%, 08/07/2032 (u) (aa)	EUR	2,952	3,495

			3,898

Real Estate — 0.0% (g)
CoreLogic, Inc., Initial Term Loan (First Lien), (CME Term SOFR 1 Month + 3.50%), 7.33%, 06/02/2028 (aa)		733	733

Total Financial			17,314

Government — 0.2%
Sovereign — 0.2%
Republic of Cote d’Ivoire, Term Loan, (EURIBOR 6 Month + 3.05%), 5.15%, 03/08/2029 (aa) (bb)	EUR	4,000	4,684
Republic of Tanzania, Term Loan, (CME Term SOFR 2 Month + 5.47%), 9.09%, 06/20/2030 (aa) (bb)		5,000	4,981

Total Government			9,665

Industrial — 0.2%
Aerospace/Defense — 0.0% (g)
Propulsion (BC) Newco LLC, Initial Term Loan, (CME Term SOFR 1 Month + 2.50%), 6.22%, 12/01/2032 (u) (aa)		210	211

SEE NOTES TO FINANCIAL STATEMENTS.

294	SIX CIRCLES TRUST	DECEMBER 31, 2025

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Loan Assignments — continued
Building Materials — 0.0% (g)
Chariot Buyer LLC, Term B Loan (First Lien), (CME Term SOFR 1 Month + 2.75%), 6.47%, 09/08/2032 (aa)	396	396
MSOF Beacon, LLC, Term Loan B, (CME Term SOFR 1 Month + 2.50%), 6.28%, 12/09/2032 (u) (aa)	172	173
Wilsonart LLC, Initial Term Loan, (CME Term SOFR 3 Month + 4.25%), 7.92%, 08/05/2031 (aa)	506	490

		1,059

Electronics — 0.0% (g)
LSF12 Crown US Commercial Bidco, LLC, 2025 Refinancing Term Loan, (CME Term SOFR 1 Month + 3.50%), 7.37%, 12/02/2031 (aa)	705	709

Engineering & Construction — 0.0% (g)
Brand Industrial Services, Inc., Tranche C Term Loan, (CME Term SOFR 3 Month + 4.50%), 8.35%, 08/01/2030 (aa)	1,877	1,706

Machinery — Diversified — 0.1%
Arcline FM Holdings, LLC, Term Loan (Add-On), (CME SOFR 3 Month + 2,75%), 6.60%, 06/23/2030 (u) (aa)	61	61
GrafTech Global Enterprises, Inc., Term Loan, (CME Term SOFR 3 Month + 6.00%), 9.86%, 12/21/2029 (aa)	623	632
Husky Injection Molding Systems Ltd., Amendment No. 5 Refinancing Term Loan, (Canada), (CME Term SOFR 3 Month + 3.75%), 7.53%, 02/15/2029 (aa)	1,602	1,613

		2,306

Metal Fabricate/Hardware — 0.0% (g)
Crosby US Acquisition Corp., Amendment No. 4 Replacement Term Loan, (CME Term SOFR 1 Month + 3.50%), 7.22%, 08/16/2029 (aa)	551	554

Packaging & Containers — 0.1%
BradyPLUS Holdings, LLC, Initial Term Loan, (CME Term SOFR 1 Month + 3.50%), 7.26%, 12/29/2032 (u) (aa)	756	747
Iris Holding, Inc., Initial Term Loan (First Lien), (CME Term SOFR 3 Month + 4.75%), 8.69%, 06/28/2028 (aa)	543	526
LABL, Inc., Initial Dollar Term Loan, (CME Term SOFR 3 Month + 5.00%), 8.94%, 10/30/2028 (u) (aa)	547	345
Mauser Packaging Solutions Holding Company, 2025 Term Loan, (CME Term SOFR 1 Month + 3.50%), 7.22%, 04/15/2030 (u) (aa)	432	422

		2,040

Total Industrial		8,585

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Technology — 0.6%
Computers — 0.2%
Atlas CC Acquisition Corp.,
Second Out Term C Loan, (CME Term SOFR 3 Month + 1.00%), 5.12%, 05/25/2029 (u) (aa)	206	104
Second Out Term B Loan, (CME Term SOFR 3 Month + 4.25%), 8.37%, 05/25/2029 (u) (aa)	1,418	718
Bingo Holdings I, LLC, Term B Loan, (CME Term SOFR 3 Month + 4.75%), 8.42%, 06/30/2032 (aa)	648	635
Clover Holdings 2, LLC, Initial Floating Rate Term Loan, (CME Term SOFR 1 Month + 3.75%), 7.52%, 12/09/2031 (u) (aa)	3,537	3,534
McAfee Corp., Second Amendment Tranche B-1 Term Loan, (CME Term SOFR 1 Month + 3.00%), 6.72%, 03/01/2029 (aa)	658	605
NCR Atleos Corp., New Term B Loan, (CME Term SOFR 3 Month + 3.00%), 6.70%, 04/16/2029 (aa)	263	263
X Corp., Tranche B-3 Term Loan (First Lien), 9.50%, 10/26/2029 (aa)	5,045	5,023

		10,882

Software — 0.4%
Azalea TopCo, Inc., Existing Term Loan (First Lien), (CME Term SOFR 1 Month + 3.00%), 6.72%, 04/30/2031 (aa)	1,303	1,305
Boxer Parent Company Inc., Initial Term Loan (Second Lien), (CME Term SOFR 1 Month + 5.75%), 9.47%, 07/30/2032 (aa)	1,075	1,033
Central Parent LLC, 2024 Refinancing Term Loan (First Lien), (CME Term SOFR 3 Month + 3.25%), 6.92%, 07/06/2029 (aa)	378	319
Cotiviti, Inc., Initial Fixed Rate Term Loan, 7.63%, 05/01/2031 (aa)	12,912	12,484
Darktrace Finco US LLC, Initial Term Loan (First Lien), (CME Term SOFR 3 Month + 3.25%), 7.19%, 10/09/2031 (aa)	147	147
Ellucian Holdings Inc., Initial Term Loan (Second Lien), (CME Term SOFR 1 Month + 4.75%), 8.47%, 11/22/2032 (aa)	987	994
Finastra USA, Inc.,
Initial USD Term Loan (First Lien), (CME Term SOFR 3 Month + 4.00%), 7.72%, 09/15/2032 (aa)	1,052	1,028
Initial Term Loan (Second Lien), (CME Term SOFR 3 Month + 7.00%), 10.72%, 09/15/2033 (aa)	324	317
RealPage, Inc.,
Initial Term Loan (First Lien), (CME Term SOFR 3 Month + 3.00%), 6.93%, 04/24/2028 (aa)	678	678

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2025	SIX CIRCLES TRUST	295

Six Circles Credit Opportunities Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2025 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)			VALUE($)
Loan Assignments — continued
Software — continued
2024-1 Incremental Term Loan (First Lien), (CME Term SOFR 3 Month + 3.75%), 7.42%, 04/24/2028 (aa)		400		401
Skillsoft Finance II, Inc., Initial Term Loan, (CME Term SOFR 1 Month + 5.25%), 9.08%, 07/14/2028 (aa)		589		418

				19,124

Total Technology				30,006

Utilities — 0.0% (g)
Electric — 0.0% (g)
Calpine Corp., 2024-2 Term Loan, (CME Term SOFR 1 Month + 1.75%), 5.47%, 02/15/2032 (aa)		1,500		1,499
CP Atlas Buyer, Inc., 2025 Term B Loan, (CME Term SOFR 1 Month + 5.25%), 8.97%, 07/08/2030 (aa)		407		393
Heritage Power, LLC, Term Loan, (CME Term SOFR 3 Month + 5.50%), 9.17%, 07/20/2028 (aa)		160		157

Total Utilities				2,049

Total Loan Assignments (Cost $196,384)				187,958

	NUMBER OF WARRANTS
Warrant — 0.0%
Communications — 0.0% (g)
Media — 0.0% (g)
Diamond Sports Group LLC, expiring, expiring 06/30/2026 (a) (bb) (Cost $0)		256		—

	PRINCIPAL AMOUNT($)
Short-Term Investments — 2.6%
Commercial Papers — 0.0% (g)
Oracle Corp.,
4.29%, 01/13/2026 (e) (n)		415		415
4.29%, 01/15/2026 (e) (n)		426		425

Total Commercial Papers				840

Foreign Government Security — 0.2%
South Africa Treasury Bill, (South Africa), 7.43%, 08/05/2026 (n)	ZAR	129,800		7,531

Time Deposits — 1.7%
BNP Paribas SA, (0.90%), 01/05/2026	CHF	128		161
Brown Brothers Harriman & Co., 2.38%, 01/02/2026	HKD	—	(h)	—	(h)
Citibank NA,
0.81%, 01/02/2026	EUR	9,740		11,446
2.66%, 01/02/2026	GBP	1,840		2,480
2.98%, 01/02/2026		53,345		53,345

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Time Deposits — continued
Royal Bank of Canada,
1.08%, 01/02/2026	CAD	1	1
2.98%, 01/02/2026		1,066	1,066
Skandinaviska Enskilda Banken AB, (3.79%), 01/02/2026	SEK	93	10
Sumitomo Mitsui Banking Corp.,
0.15%, 01/05/2026	JPY	6,903	44
2.98%, 01/02/2026		2,336	2,336
Sumitomo Mitsui Trust Bank Ltd., 2.98%, 01/02/2026		12,223	12,223

Total Time Deposits			83,112

U.S. Government Agency Securities — 0.5%
FHLB Discount Notes,
3.54%, 06/24/2026 (n)		1,100	1,081
3.58%, 06/12/2026 (n)		200	197
3.59%, 04/15/2026 (n)		3,500	3,464
3.61%, 06/05/2026 (n)		3,900	3,842
3.62%, 03/27/2026 (n)		1,500	1,487
3.63%, 04/08/2026 (n)		4,700	4,655
3.81%, 03/20/2026 (n)		1,085	1,077
3.82%, 02/20/2026 (n)		8,800	8,756

Total U.S. Government Agency Securities			24,559

U.S. Treasury Obligations — 0.2%
U.S. Treasury Bills,
3.57%, 02/03/2026 (n) (ii)		700	698
3.58%, 04/02/2026 (n)		1,200	1,189
3.58%, 01/20/2026 (n) (ii)		800	798
3.64%, 01/22/2026 (n) (ee) (ii)		5,800	5,788
3.68%, 01/06/2026 (n)		700	700
3.79%, 03/24/2026 (n) (ii)		400	397
3.82%, 02/12/2026 (n) (ee) (ii)		1,000	996
3.86%, 01/13/2026 (n) (ii)		200	200
3.88%, 01/08/2026 (n)		409	409

Total U.S. Treasury Obligations			11,175

Total Short-Term Investments (Cost $126,895)			127,217

Total Investments — 97.0% (Cost — $4,698,659)			4,914,027

Other Assets in Excess of Liabilities — 3.0%			150,782

NET ASSETS — 100.0%			$5,064,809

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

296	SIX CIRCLES TRUST	DECEMBER 31, 2025

Futures contracts outstanding as of December 31, 2025:
Exchange Traded
DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)($)
Long Contracts
Euro BOBL	690	03/2026	EUR	94,631	(439)
Euro BTP Italian Government Bonds	13	03/2026	EUR	1,840	(4)
Euro Schatz	1,480	03/2026	EUR	185,985	(246)
U.S. Treasury 2 Year Note	1,233	03/2026	USD	257,350	86
U.S. Treasury 5 Year Note	510	03/2026	USD	55,829	(84)
U.S. Treasury 10 Year Note	647	03/2026	USD	72,975	(228)
U.S. Treasury Long Bond	23	03/2026	USD	2,674	(16)
U.S. Treasury Ultra Bond	65	03/2026	USD	7,766	(95)
U.S. Ultra Treasury 10 Year Note	14	03/2026	USD	1,615	(5)

					(1,031)

Short Contracts
Euro Bund	(43)	03/2026	EUR	(6,536)	89
Euro-Oat French Government Bonds	(4)	03/2026	EUR	(569)	2
U.S. Treasury 2 Year Note	(5)	03/2026	USD	(1,044)	(–)(h )
U.S. Treasury 5 Year Note	(550)	03/2026	USD	(60,271)	154
U.S. Treasury Long Bond	(48)	03/2026	USD	(5,591)	43
U.S. Treasury Ultra Bond	(5)	03/2026	USD	(599)	9
U.S. Ultra Treasury 10 Year Note	(73)	03/2026	USD	(8,407)	11

					308

Total unrealized appreciation (depreciation)					(723)

Forward foreign currency exchange contracts outstanding as of December 31, 2025:
CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)($)
BRL	9,133	USD	1,660	Citibank, NA*	01/05/2026	7
USD	3,349	BRL	18,157	Citibank, NA *	01/05/2026	36
TRY	33,443	USD	743	Barclays Bank plc	01/12/2026	32
TRY	1,465	USD	32	Barclays Bank plc	01/13/2026	1
EUR	2,579	USD	2,990	Barclays Bank plc	01/14/2026	42
TRY	16,637	USD	369	Barclays Bank plc	01/15/2026	16
NGN	4,395,733	USD	2,896	Citibank, NA	01/16/2026	124
TRY	16,012	USD	355	Barclays Bank plc	01/16/2026	15
TRY	15,215	USD	339	Barclays Bank plc	01/20/2026	11
NGN	1,724,361	USD	1,121	Bank of America, NA	01/21/2026	60
EUR	12,000	USD	13,928	Citibank, NA	01/22/2026	186
EUR	2,447	USD	2,838	Citibank, NA	01/22/2026	40
EUR	22,000	USD	25,658	Citibank, NA	01/22/2026	218
USD	225,492	EUR	190,774	Citibank, NA	01/22/2026	1,109
EUR	50,000	USD	58,596	Citibank, NA	01/22/2026	213
EUR	30,000	USD	35,050	Citibank, NA	01/22/2026	235
EUR	15,000	USD	17,438	Citibank, NA	01/22/2026	205
USD	3,511	EUR	2,980	Citibank, NA	01/22/2026	6
USD	234,132	EUR	198,184	Citibank, NA	01/22/2026	1,033
EUR	6,284	USD	7,257	Citibank, NA	01/22/2026	133
EUR	7,500	USD	8,778	Citibank, NA	01/22/2026	43
EUR	6,013	USD	6,995	Citibank, NA	01/22/2026	78

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2025	SIX CIRCLES TRUST	297

Six Circles Credit Opportunities Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2025 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Forward foreign currency exchange contracts outstanding as of December 31, 2025:
CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)($)
EUR	85,000	USD	99,016	Citibank, NA	01/22/2026	958
EUR	3,408	USD	3,959	Citibank, NA	01/22/2026	50
EUR	160,000	USD	186,325	Citibank, NA	01/22/2026	1,862
EUR	5,000	USD	5,820	Citibank, NA	01/22/2026	61
EUR	13,000	USD	15,137	Citibank, NA	01/22/2026	153
EUR	5,000	USD	5,822	Citibank, NA	01/22/2026	59
EUR	9,000	USD	10,520	Citibank, NA	01/22/2026	65
USD	224,054	EUR	189,625	Citibank, NA	01/22/2026	1,023
USD	225,933	EUR	191,291	Citibank, NA	01/22/2026	942
USD	169,859	EUR	143,870	Citibank, NA	01/22/2026	643
USD	178,471	EUR	151,080	Citibank, NA	01/22/2026	776
EUR	1,500	USD	1,756	Citibank, NA	01/22/2026	8
USD	226,563	EUR	191,865	Citibank, NA	01/22/2026	897
EUR	3,102	USD	3,627	Citibank, NA	01/22/2026	22
GBP	3,699	USD	4,864	Citibank, NA	01/22/2026	122
GBP	9,500	USD	12,787	Citibank, NA	01/22/2026	18
GBP	32,700	USD	43,647	Citibank, NA	01/22/2026	430
GBP	16,000	USD	21,501	Citibank, NA	01/22/2026	66
GBP	10,000	USD	13,327	Citibank, NA	01/22/2026	153
GBP	2,500	USD	3,334	Citibank, NA	01/22/2026	35
GBP	3,500	USD	4,642	Citibank, NA	01/22/2026	75
GBP	349	USD	460	Citibank, NA	01/22/2026	11
GBP	2,900	USD	3,873	Citibank, NA	01/22/2026	36
TRY	2,870	USD	63	Barclays Bank plc	01/22/2026	3
TRY	3,026	USD	67	Barclays Bank plc	01/23/2026	2
EGP	92,682	USD	1,895	Morgan Stanley & Co.*	01/26/2026	34
TRY	60,817	USD	1,346	Barclays Bank plc	02/02/2026	40
BRL	3,823	USD	684	Citibank, NA*	02/03/2026	9
TRY	77,127	USD	1,706	Barclays Bank plc	02/03/2026	50
EGP	57,228	USD	1,168	Citibank, NA*	02/04/2026	20
TRY	78,815	USD	1,736	Barclays Bank plc	02/09/2026	51
TRY	16,174	USD	354	Barclays Bank plc	02/19/2026	10
NGN	615,981	USD	405	Bank of America, NA	02/20/2026	11
NGN	611,570	USD	405	Bank of America, NA	02/20/2026	8
TRY	104,392	USD	2,287	Barclays Bank plc	02/20/2026	62
NGN	119,932	USD	80	Morgan Stanley & Co.	02/24/2026	1
TRY	1,860	USD	41	Barclays Bank plc	02/25/2026	1
TRY	40,578	USD	889	Barclays Bank plc	02/26/2026	20
TRY	78,658	USD	1,729	Barclays Bank plc	03/04/2026	26
TRY	9,942	USD	218	Barclays Bank plc	03/11/2026	3
TRY	3,942	USD	86	Barclays Bank plc	03/12/2026	1
USD	2,360	EUR	2,000	Brown Brothers Harriman & Co.	03/13/2026	2
USD	5,323	EUR	4,500	Brown Brothers Harriman & Co.	03/13/2026	18
USD	5,904	EUR	5,000	Brown Brothers Harriman & Co.	03/13/2026	9
TRY	8,088	USD	177	Barclays Bank plc	03/16/2026	2
USD	323	EUR	273	Barclays Bank plc	03/18/2026	1
USD	26,897	EUR	22,766	BNP Paribas	03/18/2026	52
TRY	144,184	USD	3,147	Bank of America, NA	03/19/2026	33
TRY	3,080	USD	67	Barclays Bank plc	03/26/2026	1
EGP	280,711	USD	5,510	Morgan Stanley & Co.*	05/20/2026	108
NGN	145,875	USD	94	Citibank, NA	05/20/2026	1
USD	94	NGN	153,188	Citibank, NA	11/20/2026	1

Total unrealized appreciation						12,888

SEE NOTES TO FINANCIAL STATEMENTS.

298	SIX CIRCLES TRUST	DECEMBER 31, 2025

Forward foreign currency exchange contracts outstanding as of December 31, 2025:
CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)($)
BRL	9,153	USD	1,690	Bank of America, NA*	01/05/2026	(20)
USD	1,663	BRL	9,153	Bank of America, NA*	01/05/2026	(7)
BRL	4,347	USD	794	Citibank, NA*	01/05/2026	(1)
BRL	8,471	USD	1,563	Citibank, NA*	01/05/2026	(17)
USD	684	BRL	3,795	Citibank, NA*	01/05/2026	(9)
USD	95	PYG	681,625	Bank of America, NA	01/07/2026	(8)
USD	1,964	EUR	1,701	Morgan Stanley & Co.	01/09/2026	(35)
USD	1,145	GBP	875	Citibank, NA	01/09/2026	(35)
USD	2,906	EUR	2,500	Brown Brothers Harriman & Co.	01/12/2026	(33)
USD	3,522	EUR	3,000	Brown Brothers Harriman & Co.	01/12/2026	(5)
USD	204,929	EUR	175,000	Brown Brothers Harriman & Co.	01/12/2026	(800)
USD	5,793	EUR	5,000	Brown Brothers Harriman & Co.	01/12/2026	(85)
USD	4,660	EUR	4,000	Brown Brothers Harriman & Co.	01/12/2026	(42)
USD	131,156	EUR	112,964	Barclays Bank plc	01/14/2026	(1,656)
USD	3,853	EUR	3,300	Citibank, NA	01/22/2026	(28)
USD	583	EUR	500	Citibank, NA	01/22/2026	(5)
USD	8,868	EUR	7,569	Citibank, NA	01/22/2026	(35)
USD	4,553	EUR	3,889	Citibank, NA	01/22/2026	(22)
USD	352	EUR	300	Citibank, NA	01/22/2026	(1)
USD	2,931	EUR	2,523	Citibank, NA	01/22/2026	(37)
USD	2,207	EUR	1,900	Citibank, NA	01/22/2026	(27)
USD	3,276	EUR	2,821	Citibank, NA	01/22/2026	(42)
USD	7,851	EUR	6,780	Citibank, NA	01/22/2026	(124)
EUR	25,000	USD	29,432	Citibank, NA	01/22/2026	(28)
EUR	15,000	USD	17,719	Citibank, NA	01/22/2026	(77)
EUR	10,100	USD	11,897	Citibank, NA	01/22/2026	(18)
USD	15,984	EUR	13,700	Citibank, NA	01/22/2026	(129)
USD	5,800	EUR	5,000	Citibank, NA	01/22/2026	(80)
USD	5,189	GBP	3,954	Citibank, NA	01/22/2026	(140)
USD	200,463	GBP	148,886	Citibank, NA	01/22/2026	(225)
USD	4,995	GBP	3,800	Citibank, NA	01/22/2026	(127)
USD	661	GBP	500	Citibank, NA	01/22/2026	(13)
USD	3,403	ZAR	58,948	Barclays Bank plc	01/26/2026	(151)
USD	8,537	ZAR	146,830	Morgan Stanley & Co.	01/26/2026	(316)
INR	364	USD	4	Citibank, NA*	01/30/2026	–(h )
INR	243	USD	3	Citibank, NA*	01/30/2026	–(h )
INR	810	USD	9	Citibank, NA*	01/30/2026	–(h )
INR	1,092	USD	12	Citibank, NA*	01/30/2026	–(h )
INR	814	USD	9	Citibank, NA*	01/30/2026	–(h )
INR	1,182	USD	13	Citibank, NA*	01/30/2026	–(h )
USD	195	PYG	1,408,290	Bank of America, NA	02/03/2026	(18)
USD	268	PYG	1,934,443	Bank of America, NA	02/06/2026	(24)
USD	4	TRY	194	Barclays Bank plc	02/09/2026	–(h )
USD	123	PYG	885,600	Bank of America, NA	02/12/2026	(11)
USD	394	CZK	8,141	Barclays Bank plc	03/11/2026	(2)
USD	2,389	CHF	1,900	Brown Brothers Harriman & Co.	03/13/2026	(27)
USD	2,357	EUR	2,000	Brown Brothers Harriman & Co.	03/13/2026	(1)
USD	190,806	EUR	163,000	Brown Brothers Harriman & Co.	03/13/2026	(1,351)
USD	44,038	GBP	33,000	Brown Brothers Harriman & Co.	03/13/2026	(437)
USD	183	CHF	144	Morgan Stanley & Co.	03/18/2026	–(h )
USD	2,437	GBP	1,821	Morgan Stanley & Co.	03/18/2026	(17)
USD	3,797	PEN	12,801	Bank of America, NA*	03/18/2026	(1)
MXN	24,415	USD	1,342	Bank of America, NA	04/20/2026	–(h )

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2025	SIX CIRCLES TRUST	299

Six Circles Credit Opportunities Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2025 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Forward foreign currency exchange contracts outstanding as of December 31, 2025:
CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)($)
USD	2,193	PEN	7,819	Citibank, NA*	05/26/2026	(121)
USD	6,939	ZAR	122,845	Bank of America, NA	08/05/2026	(362)
USD	663	PEN	2,267	Citibank, NA*	11/30/2026	(3)

Total unrealized depreciation						(6,753)

Net unrealized appreciation (depreciation)						6,135

*	Non-deliverable forward.

Centrally Cleared Interest Rate Swap contracts outstanding as of December 31, 2025:
FLOATING RATE INDEX (a)	FIXED RATE	PAY/RECEIVE FLOATING RATE	MATURITY DATE	NOTIONAL AMOUNT		UPFRONT PAYMENTS (RECEIPTS)($)	UNREALIZED APPRECIATION (DEPRECIATION)($)	VALUE($)
Brazil Cetip DI Interbank Deposite 1 Year	14.90% maturity	Pay	01/04/2027	BRL	69,400	–	(1,238)	(1,238)
Brazil Cetip DI Interbank Deposite 1 Year	14.90% maturity	Pay	01/04/2027	BRL	45,000	–	(389)	(389)
Brazil Cetip DI Interbank Deposite 1 Year	14.90% maturity	Pay	01/04/2027	BRL	3,500	–	(31)	(31)
Brazil Cetip DI Interbank Deposite 1 Year	14.90% maturity	Receive	01/04/2027	BRL	69,400	–	(74)	(74)
Brazil Cetip DI Interbank Deposite 1 Year	14.90% maturity	Receive	01/04/2027	BRL	50,600	–	519	519
Brazil Cetip DI Interbank Deposite 1 Year	14.90% maturity	Pay	01/02/2029	BRL	23,900	–	17	17
Brazil Cetip DI Interbank Deposite 1 Year	14.90% maturity	Pay	01/02/2029	BRL	40,000	2	16	18
Brazil Cetip DI Interbank Deposite 1 Year	14.90% maturity	Pay	01/02/2029	BRL	23,500	–	10	10
Brazil Cetip DI Interbank Deposite 1 Year	14.90% maturity	Pay	01/02/2029	BRL	30,600	–	(38)	(38)
Brazil Cetip DI Interbank Deposite 1 Year	14.90% maturity	Pay	01/02/2029	BRL	28,300	–	54	54
Brazil Cetip DI Interbank Deposite 1 Year	14.90% maturity	Pay	01/02/2029	BRL	28,300	–	38	38
Brazil Cetip DI Interbank Deposite 1 Year	14.90% maturity	Pay	01/02/2029	BRL	27,900	(19)	1	(18)
Czech Interbank Offered Rates 6 Month	4.25% annually	Pay	04/18/2029	CZK	199,400	246	143	389
Czech Interbank Offered Rates 6 Month	3.53% annually	Pay	07/15/2029	CZK	426,900	34	(163)	(129)
Czech Interbank Offered Rates 6 Month	3.08% annually	Pay	10/03/2029	CZK	56,700	47	20	67
Czech Interbank Offered Rates 6 Month	3.49% annually	Pay	10/30/2029	CZK	222,300	(66)	(34)	(100)
Czech Interbank Offered Rates 6 Month	3.36% annually	Receive	05/29/2030	CZK	703,200	321	(294)	27
EURIBOR 6 Month	2.82% annually	Receive	06/26/2029	EUR	24,900	803	(18)	785
EURIBOR 6 Month	2.50% annually	Receive	03/18/2031	EUR	30,300	(74)	254	180
EURIBOR 6 Month	2.75% annually	Pay	03/18/2036	EUR	8,900	68	(260)	(192)
EURIBOR 6 Month	3.00% annually	Receive	03/18/2056	EUR	8,590	(172)	684	512
United States SOFR	3.75% annually	Receive	06/20/2029	USD	25,300	74	(323)	(249)

SEE NOTES TO FINANCIAL STATEMENTS.

300	SIX CIRCLES TRUST	DECEMBER 31, 2025

Centrally Cleared Interest Rate Swap contracts outstanding as of December 31, 2025:
FLOATING RATE INDEX (a)	FIXED RATE	PAY/RECEIVE FLOATING RATE	MATURITY DATE	NOTIONAL AMOUNT		UPFRONT PAYMENTS (RECEIPTS)($)	UNREALIZED APPRECIATION (DEPRECIATION)($)	VALUE($)
United States SOFR	3.75% annually	Receive	12/18/2029	USD	17,300	14	213	227
United States SOFR	3.75% annually	Pay	12/18/2029	USD	21,100	45	232	277
United States SOFR	3.00% annually	Pay	03/19/2030	USD	14,100	(763)	388	(375)
United States SOFR	3.25% annually	Pay	06/18/2030	USD	2,700	38	(3)	35
United States SOFR	3.75% annually	Pay	12/17/2030	USD	54,500	694	16	710
United States SOFR	3.75% annually	Pay	06/20/2034	USD	4,100	–(h )	(2)	(2)
United States SOFR	3.75% annually	Pay	06/20/2034	USD	29,800	(311)	329	18
United States SOFR	3.75% annually	Receive	12/18/2034	USD	7,100	294	(286)	8
United States SOFR	3.75% annually	Receive	06/20/2039	USD	700	39	(19)	20
United States SOFR	3.50% annually	Pay	06/20/2054	USD	18,600	(374)	(1,815)	(2,189)
United States SOFR	3.25% annually	Receive	06/18/2055	USD	700	(95)	(18)	(113)
United States SOFR	3.75% annually	Receive	12/17/2055	USD	15,200	963	128	1,091

Total						1,808	(1,943)	(135)

(a)	Value of floating rate index as of December 31, 2025 was as follows:

FLOATING RATE INDEX
Brazil Cetip DI Interbank Deposite 1 Year	14.90%
Czech Interbank Offered Rates 6 Month	3.54%
EURIBOR 6 Month	2.11%
United States SOFR	3.87%

OTC Credit Default Swaps contracts outstanding — sell protection (1) as of December 31, 2025:
REFERENCE OBLIGATION/INDEX	FINANCING RATE RECEIVED BY THE FUND(%)	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE	IMPLIED CREDIT SPREAD(%) (3)	NOTIONAL AMOUNT (4)		UPFRONT PAYMENTS (RECEIPTS)($) (5)	UNREALIZED APPRECIATION (DEPRECIATION)($)	VALUE($)
CMA CGM SA, 7.50%, 01/15/2026	5.00	Quarterly	Goldman Sachs	06/20/2026	0.60	EUR	10	1	(1)	— (h)
Ivory Coast, 6.13%, 06/15/2033	1.00	Quarterly	Barclays Bank Plc Wholesale	06/20/2026	0.85	USD	300	(9)	10	1
Adler Real Estate, 3.00%, 04/27/2026	5.00	Quarterly	Goldman Sachs	06/20/2026	3.37	EUR	100	(3)	4	1
Ivory Coast, 6.13%, 06/15/2033	1.00	Quarterly	Citibank, NA	06/20/2026	0.85	USD	600	(20)	20	– (h)
Benin Government International Bond, 6.88%, 01/19/2052	1.00	Quarterly	Citibank, NA	06/20/2026	0.99	USD	175	(6)	6	– (h)
Ivory Coast, 6.13%, 06/15/2033	1.00	Quarterly	Citibank, NA	06/20/2026	0.85	USD	325	(10)	11	1
Benin Government International Bond, 6.88%, 01/19/2052	1.00	Quarterly	Barclays Bank Plc Wholesale	06/20/2026	0.99	USD	1,000	(34)	35	1
Republic of Argentina, 1.00%, 07/09/2028	5.00	Quarterly	Citibank, NA	06/20/2027	5.53	USD	75	(9)	8	(1)
Republic of Argentina, 1.00%, 07/09/2028	5.00	Quarterly	Bank of America, NA	06/20/2027	5.53	USD	700	(91)	87	(4)
Republic of Argentina, 1.00%, 07/09/2028	5.00	Quarterly	Morgan Stanley Capital Service	06/20/2027	5.53	USD	1,075	(97)	91	(6)
State of Israel, 2.88%, 03/16/2026	1.00	Quarterly	Citibank, NA	06/20/2027	0.31	USD	4,600	(26)	74	48
Republic of Argentina, 1.00%, 07/09/2028	5.00	Quarterly	Morgan Stanley Capital Service	06/20/2027	5.53	USD	910	(110)	105	(5)

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2025	SIX CIRCLES TRUST	301

Six Circles Credit Opportunities Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2025 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

OTC Credit Default Swaps contracts outstanding — sell protection (1) as of December 31, 2025 (continued):
REFERENCE OBLIGATION/INDEX	FINANCING RATE RECEIVED BY THE FUND(%)	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE	IMPLIED CREDIT SPREAD(%) (3)	NOTIONAL AMOUNT (4)		UPFRONT PAYMENTS (RECEIPTS)($) (5)	UNREALIZED APPRECIATION (DEPRECIATION)($)	VALUE($)
CMA CGM SA, 7.50%, 01/15/2026	5.00	Quarterly	Goldman Sachs	06/20/2027	0.92	EUR	70	2	3	5
CMA CGM SA, 7.50%, 01/15/2026	5.00	Quarterly	Barclays Bank Plc	06/20/2027	0.92	EUR	49	2	2	4
Adler Real Estate AG, 2.13%, 02/06/2024	5.00	Quarterly	Bank of America, NA	12/20/2027	2.36	EUR	200	(50)	61	11
Benin Government International Bond, 6.88%, 01/19/2052	1.00	Quarterly	Citibank, NA	06/20/2028	1.93	USD	400	(27)	18	(9)
ITRX EUR XOVER 12/29	5.00	Quarterly	Goldman Sachs	12/20/2029	2.17	EUR	164	26	(6)	20
Romanian Government International Bond, 2.75%, 02/26/2026	1.00	Quarterly	Barclays Bank Plc Wholesale	12/20/2029	1.15	USD	1,800	(79)	70	(9)
ITRX EUR XOVER 12/29	5.00	Quarterly	BNP Paribas	12/20/2029	2.17	EUR	307	39	(2)	37
Ivory Coast, 6.13%, 06/15/2033	1.00	Quarterly	Citibank, NA	06/20/2030	2.37	USD	575	(72)	41	(31)
Republic o Nigeria, 6.13%, 09/28/2028	1.00	Quarterly	Morgan Stanley Capital Service	06/20/2030	3.03	USD	120	(32)	23	(9)
Republic of Panama, 8.88%, 09/30/2027	1.00	Quarterly	Barclays Bank Plc Wholesale	06/20/2030	1.14	USD	2,800	(98)	83	(15)
Zegona Finance PLC, 6.75%, 07/15/2029	5.00	Quarterly	BNP Paribas	06/20/2030	1.13	EUR	69	12	1	13
Republic of Panama, 8.88%, 09/30/2027	1.00	Quarterly	Citibank, NA	06/20/2030	1.14	USD	300	(11)	9	(2)
Republic of Panama, 8.88%, 09/30/2027	1.00	Quarterly	Morgan Stanley Capital Service	06/20/2030	1.14	USD	1,100	(40)	34	(6)
Ivory Coast, 6.13%, 06/15/2033	1.00	Quarterly	Morgan Stanley Capital Service	06/20/2030	2.37	USD	325	(41)	23	(18)
Saudi International Bond, 4.75%, 01/16/2030	1.00	Quarterly	Barclays Bank Plc Wholesale	06/20/2030	0.62	USD	19,600	273	39	312
Republic of Colombia, 10.37%, 01/28/2033	1.00	Quarterly	Citibank, NA	12/20/2030	2.08	USD	10,900	(546)	35	(511)
Republic of Indonesia, 2.15%, 07/28/2031	1.00	Quarterly	Morgan Stanley Capital Service	12/20/2030	0.69	USD	7,600	60	50	110
Forvia SE, 2.38%, 06/15/2027	5.00	Quarterly	Barclays Bank Plc	12/20/2030	2.43	EUR	646	65	23	88
Republic of Panama, 8.88%, 09/30/2027	1.00	Quarterly	Bank of America, NA	12/20/2030	1.24	USD	7,800	(86)	3	(83)
Republic of Panama, 8.88%, 09/30/2027	1.00	Quarterly	Citibank, NA	12/20/2030	1.24	USD	2,100	(28)	6	(22)
Republic of Brazil, 3.75%, 09/12/2031	1.00	Quarterly	Citibank, NA	06/20/2035	2.22	USD	600	(83)	29	(54)
Republic of Brazil, 3.75%, 09/12/2031	1.00	Quarterly	Bank of America, NA	06/20/2035	2.22	USD	200	(27)	9	(18)

Total								(1,155)	1,004	(151)

OTC Credit Default Swaps contracts outstanding — buy protection (2) as of December 31, 2025:
REFERENCE OBLIGATION/ INDEX	FINANCING RATE PAID BY THE FUND(%)	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE	IMPLIED CREDIT SPREAD(%) (3)	NOTIONAL AMOUNT (4)		UPFRONT PAYMENTS (RECEIPTS)($) (5)	UNREALIZED APPRECIATION (DEPRECIATION)($)	VALUE($)
Morocco Government International Bond, 3.00%, 12/15/2032	1.00	Quarterly	Barclays Bank Plc Wholesale	06/20/2029	0.46	USD	2,700	—	(49)	(49)
United Mexican States, 4.14%, 03/28/2027	1.00	Quarterly	Morgan Stanley Capital Service	06/20/2029	0.64	USD	3,400	25	(67)	(42)

SEE NOTES TO FINANCIAL STATEMENTS.

302	SIX CIRCLES TRUST	DECEMBER 31, 2025

OTC Credit Default Swaps contracts outstanding — buy protection (2) as of December 31, 2025:
REFERENCE OBLIGATION/ INDEX	FINANCING RATE PAID BY THE FUND(%)	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE	IMPLIED CREDIT SPREAD(%) (3)	NOTIONAL AMOUNT (4)		UPFRONT PAYMENTS (RECEIPTS)($) (5)	UNREALIZED APPRECIATION (DEPRECIATION)($)	VALUE($)
Republic of Panama, 8.88%, 09/30/2027	1.00	Quarterly	Barclays Bank Plc Wholesale	06/20/2029	0.91	USD	50	2	(2)	– (h)
Republic of Panama, 8.88%, 09/30/2027	1.00	Quarterly	Bank of America, NA	06/20/2029	0.91	USD	1,100	26	(29)	(3)
Republic of Panama, 8.88%, 09/30/2027	1.00	Quarterly	Bank of America, NA	12/20/2029	1.00	USD	1,000	35	(35)	– (h)
Republic of Panama, 8.88%, 09/30/2027	1.00	Quarterly	Barclays Bank Plc Wholesale	12/20/2029	1.00	USD	400	12	(13)	(1)
Saudi Government International Bond, 4.00%, 04/17/2025	1.00	Quarterly	Barclays Bank Plc Wholesale	06/20/2034	0.98	USD	8,500	(94)	77	(17)
Saudi Government International Bond, 4.00%, 04/17/2025	1.00	Quarterly	Morgan Stanley Capital Service	06/20/2034	0.98	USD	5,200	(58)	48	(10)
United Mexican States, 4.14%, 03/28/2027	1.00	Quarterly	Barclays Bank Plc Wholesale	06/20/2035	1.56	USD	1,100	73	(26)	47
United Mexican States, 4.14%, 03/28/2027	1.00	Quarterly	Citibank, NA	06/20/2035	1.56	USD	1,200	82	(31)	51
United Mexican States, 4.14%, 03/28/2027	1.00	Quarterly	Bank of America, NA	06/20/2035	1.56	USD	1,550	107	(41)	66
United Mexican States, 4.14%, 03/28/2027	1.00	Quarterly	Morgan Stanley Capital Service	06/20/2035	1.56	USD	650	45	(18)	27

Total								255	(186)	69

Centrally Cleared Credit Default Swaps contracts outstanding — sell protection (1) as of December 31, 2025:
REFERENCE OBLIGATION/ INDEX	FINANCING RATE RECEIVED BY THE FUND(%)	PAYMENT FREQUENCY	MATURITY DATE	IMPLIED CREDIT SPREAD(%) (3)	NOTIONAL AMOUNT (4)		UPFRONT PAYMENTS (RECEIPTS)($) (5)	UNREALIZED APPRECIATION (DEPRECIATION)($)	VALUE($)
CDX.EM.40 12/28	1.00	Quarterly	12/20/2028	0.80	USD	2,200	(73)	86	13
CDX.NA.IG.41-V1	1.00	Quarterly	12/20/2028	0.29	USD	820	8	9	17
CDX.EM HY.40 12/28	1.00	Quarterly	12/20/2028	1.32	USD	15,600	(1,416)	1,284	(132)
CDX.EM.41 06/29	1.00	Quarterly	06/20/2029	0.90	USD	700	(27)	29	2
CDX.NA.IG.42-V1	1.00	Quarterly	06/20/2029	0.35	USD	9,353	195	8	203
CDX.EM HY.42 12/29	1.00	Quarterly	12/20/2029	1.59	USD	25,000	(1,913)	1,392	(521)
CDX.NA.IG.43	1.00	Quarterly	12/20/2029	0.40	USD	6,675	141	10	151
MARKIT CDX.EM.44 12/30	1.00	Quarterly	12/20/2030	1.24	USD	2,925	(66)	36	(30)
CDX.NA.HY.45 12/30	5.00	Quarterly	12/20/2030	3.16	USD	40,860	3,106	64	3,170
CDX.NA.HY.45 12/30	5.00	Quarterly	12/20/2030	3.16	USD	37,960	2,726	219	2,945
CDX.NA.HY.45 12/30	5.00	Quarterly	12/20/2030	3.16	USD	6,100	469	4	473
CDX.NA.HY.45 12/30	5.00	Quarterly	12/20/2030	3.16	USD	900	69	1	70

Total							3,219	3,142	6,361

Centrally Cleared Credit Default Swaps contracts outstanding — buy protection (2) as of December 31, 2025:
REFERENCE OBLIGATION/ INDEX	FINANCING RATE PAID BY THE FUND(%)	PAYMENT FREQUENCY	MATURITY DATE	IMPLIED CREDIT SPREAD(%) (3)	NOTIONAL AMOUNT (4)		UPFRONT PAYMENTS (RECEIPTS)($) (5)	UNREALIZED APPRECIATION (DEPRECIATION)($)	VALUE($)
CDX.EM.42 12/29	1.00	Quarterly	12/20/2029	0.99	USD	10,000	238	(246)	(8)
MARKIT ITRX EUR XOVER 12/31	5.00	Quarterly	12/20/2030	2.44	EUR	15,100	(1,859)	(130)	(1,989)
MARKIT ITRX EUR XOVER 12/31	5.00	Quarterly	12/20/2030	2.44	EUR	10,100	(1,259)	(71)	(1,330)

Total							(2,880)	(447)	(3,327)

(1)

The Fund, as a seller of credit protection, receives periodic payments and may also receive or pay an upfront premium from or to the protection buyer, and is obligated to make a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2025	SIX CIRCLES TRUST	303

Six Circles Credit Opportunities Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2025 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

(2)

The Fund, as a buyer of credit protection, is generally obligated to make periodic payments and may also pay or receive an upfront premium to or from the protection seller, in exchange for the right to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.

(3)

Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e. make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.

(4)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
(5)

Upfront payments and receipts generally represent premiums paid or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2025

ARM	— Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of December 31, 2025.
CDX	— Credit Default Swap Index
CLO	— Collateralized Loan Obligations
CMT	— Constant Maturity Treasury
CPI	— Consumer Price Index
DN	— Discount Notes
EURIBOR	— Euro Interbank Offered Rate
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
IBOR	— Interbank Offered Rate
ICE	— Intercontinental Exchange
ITRX	— Markit iTraxx index
Reg. S

—  Security was purchased pursuant to Regulation S under the Securities Act of 1933, as amended (the “Securities Act”), which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act, or pursuant to an exemption from registration.

REIT	— Real Estate Investment Trust
SOFR	— Secured Overnight Financing Rate
SONIA	— Sterling Overnight Interbank Average Rate
SUB	— Step-Up Bond. The interest rate shown is the rate in effect as of December 31, 2025.
(a)	— Non-income producing security.
(d)	— Defaulted Security. Security has not paid its last interest payment and/or interest is not being accrued.
(e)	— Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended.
(g)	— Amount rounds to less than 0.05%.
(h)	— Amount rounds to less than 500 shares/principal or $500.
(n)	— The rate shown is the effective yield as of December 31, 2025.

(o)	— Loan assignments are presented by obligor. Each Series or loan tranche underlying each obligor may have varying terms.
(u)	— All or a portion of the security is unsettled as of December 31, 2025. Unless otherwise indicated, the coupon rate is undetermined.
(v)	— Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(w)	— All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(x)

—  Security is perpetual and thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of December 31, 2025.

(z)

—  Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of December 31, 2025.

(aa)	— Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of December 31, 2025.
(bb)	— Security has been valued using significant unobservable inputs.
(ee)	— Approximately $12,359 of these investments are restricted as collateral for swaps to various brokers.
(ff)	— Approximately $1,254 of these investments are restricted as collateral for futures to Citigroup Global Markets, Inc.
(ii)	— Approximately $2,265 of these investments are restricted as collateral for forwards to various brokers.
BRL	— Brazilian Real
CAD	— Canadian Dollar
CHF	— Swiss Franc
CZK	— Czech Koruna

SEE NOTES TO FINANCIAL STATEMENTS.

304	SIX CIRCLES TRUST	DECEMBER 31, 2025

EGP	— Egyptian Pound
EUR	— Euro
GBP	— British Pound
HKD	— Hong Kong Dollar
INR	— Indian Rupee
JPY	— Japanese Yen
MXN	— Mexican Peso

NGN	— Nigerian Naira
PEN	— Peruvian Nuevo Sol
PYG	— Paraguayan Guarani
SEK	— Swedish Krona
TRY	— Turkish Lira
USD	— United States Dollar
ZAR	— South African Rand

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2025	SIX CIRCLES TRUST	305

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2025

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Long Positions — 123.8%
Asset-Backed Securities — 8.1%
Automobile ABS — 0.7%
American Heritage Auto Receivables Trust, Series 2024-1A, Class A2, 4.83%, 03/15/2028 (e)	1,444	1,447
Carvana Auto Receivables Trust,
Series 2021-N1, Class F, 4.55%, 01/10/2028 (e)	252	251
Series 2021-N2, Class E, 2.90%, 03/10/2028 (e)	415	407
Series 2024-N3, Class A2, 4.84%, 12/10/2027 (e)	30	30
Series 2024-N3, Class A3, 4.53%, 01/10/2029 (e)	240	240
Series 2024-N3, Class B, 4.67%, 12/10/2030 (e)	240	241
Series 2024-N3, Class C, 4.90%, 12/10/2030 (e)	240	242
Series 2024-P1, Class A3, 5.05%, 04/10/2029 (e)	4,228	4,248
Series 2024-P4, Class A2, 4.62%, 02/10/2028	346	346
Series 2024-P4, Class A3, 4.64%, 01/10/2030	1,600	1,610
Series 2024-P4, Class A4, 4.74%, 12/10/2030	1,600	1,627
Flagship Credit Auto Trust, Series 2024-3, Class A, 4.88%, 11/15/2028 (e)	907	907
GM Financial Automobile Leasing Trust, Series 2024-3, Class A2A, 4.29%, 01/20/2027	35	35

Total Automobile ABS		11,631

Home Equity ABS — 2.2%
ACE Securities Corp. Home Equity Loan Trust Series, Series 2005-HE3, Class M4, (CME Term SOFR 1 Month + 1.06%), 4.79%, 05/25/2035 (aa)	1,274	1,189
Citigroup Mortgage Loan Trust, Series 2006-FX1, Class A3, (CME Term SOFR 1 Month + 0.71%), 4.45%, 10/25/2036 (aa)	2,788	1,629
CWABS Asset-Backed Certificates Trust, Series 2006-2, Class M2, (CME Term SOFR 1 Month + 0.74%), 4.48%, 06/25/2036 (aa)	2,043	1,977
EFMT,
Series 2024-CES1, Class A1, SUB, 5.52%, 01/26/2060 (e)	5,258	5,296
Series 2025-CES1, Class A1A, SUB, 5.73%, 01/25/2060 (e)	3,397	3,435
Series 2025-CES2, Class A1A, SUB, 5.66%, 02/25/2060 (e)	2,874	2,908
Finance of America HECM Buyout, Series 2024-HB1, Class A1A, 4.00%, 10/01/2034 (e) (z)	13	13
GE-WMC Mortgage Securities Trust, Series 2006-1, Class A2B, (CME Term SOFR 1 Month + 0.41%), 4.15%, 08/25/2036 (aa)	7,653	3,229

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Home Equity ABS — continued
GSAA Home Equity Trust, Series 2007-5, Class 2A1B, (CME Term SOFR 1 Month + 0.39%), 4.13%, 04/25/2047 (aa)	1,739	353
Long Beach Mortgage Loan Trust, Series 2006-8, Class 2A3, (CME Term SOFR 1 Month + 0.43%), 4.17%, 09/25/2036 (aa)	2,077	518
Master Asset Backed Securities Trust, Series 2007-HE1, Class A4, (CME Term SOFR 1 Month + 0.67%), 4.41%, 05/25/2037 (aa)	436	377
Merrill Lynch Mortgage Investors Trust Series, Series 2006-HE6, Class A2B, (CME Term SOFR 1 Month + 0.41%), 4.28%, 11/25/2037 (aa)	8,548	2,621
Morgan Stanley ABS Capital I, Inc. Trust, Series 2005-WMC4, Class M6, (CME Term SOFR 1 Month + 1.16%), 4.90%, 04/25/2035 (aa)	1,523	1,442
Newcastle Mortgage Securities Trust, Series 2006-1, Class M6, (CME Term SOFR 1 Month + 0.97%), 4.70%, 03/25/2036 (aa)	2,935	2,844
Option One Mortgage Loan Trust, Series 2007-CP1, Class 1A1, (CME Term SOFR 1 Month + 0.25%), 3.99%, 03/25/2037 (aa)	529	489
RCKT Mortgage Trust,
Series 2024-CES7, Class A1A, SUB, 5.16%, 10/25/2044 (e)	82	82
Series 2025-CES1, Class A1A, SUB, 5.65%, 01/25/2045 (e)	2,494	2,519
Series 2025-CES3, Class A1A, SUB, 5.55%, 03/25/2055 (e)	2,737	2,765
Renaissance Home Equity Loan Trust, Series 2005-1, Class AF5, SUB, 5.95%, 05/25/2035	219	220

Total Home Equity ABS		33,906

Other ABS — 4.8%
522 Funding CLO 2020-6 Ltd., (Cayman Islands), Series 2020-6A, Class A1R2, (CME Term SOFR 3 Month + 1.20%), 5.06%, 10/23/2034 (e) (aa)	3,200	3,201
AMMC CLO 24 Ltd., (Cayman Islands), Series 2021-24A, Class AR, (CME Term SOFR 3 Month + 1.20%), 5.08%, 01/20/2035 (e) (aa)	3,200	3,200
Anchorage Capital CLO 20 Ltd., (Cayman Islands), Series 2021-20A, Class A1R, (CME Term SOFR 3 Month + 1.10%), 4.98%, 01/20/2035 (e) (aa)	3,300	3,296
Anchorage Credit Funding 12 Ltd., (Cayman Islands), Series 2020-12A, Class A1, 3.18%, 10/25/2038 (e)	1,000	980
Anchorage Credit Funding 4 Ltd., (Cayman Islands), Series 2016-4A, Class AR, 2.72%, 04/27/2039 (e)	1,000	954
Arbour CLO VII DAC, (Ireland), Series 7A, Class BR, (EURIBOR 3 Month + 2.05%), 4.15%, 12/15/2038 (e) (aa)	EUR 1,000	1,179

SEE NOTES TO FINANCIAL STATEMENTS.

306	SIX CIRCLES TRUST	DECEMBER 31, 2025

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Long Positions — continued
Asset-Backed Securities — continued
Other ABS — continued
Ares LXII CLO Ltd., (Cayman Islands), Series 2021-62A, Class A1R, (CME Term SOFR 3 Month + 1.07%), 4.93%, 01/25/2034 (e) (aa)	5,300	5,294
Ares XXVII CLO Ltd., (Cayman Islands), Series 2013-2A, Class AR3, (CME Term SOFR 3 Month + 1.15%), 5.01%, 10/28/2034 (e) (aa)	3,100	3,097
Bain Capital Credit CLO 2021-3 Ltd., (Cayman Islands), Series 2021-3A, Class AR, (CME Term SOFR 3 Month + 1.06%), 4.93%, 07/24/2034 (e) (aa)	1,500	1,497
Bain Capital Credit CLO 2021-5 Ltd., (Cayman Islands), Series 2021-5A, Class A1R, (CME Term SOFR 3 Month + 1.15%), 5.01%, 10/23/2034 (e) (aa)	3,000	2,997
BBAM European CLO I DAC, (Ireland), Series 1A, Class AR, (EURIBOR 3 Month + 0.87%), 2.89%, 07/22/2034 (e) (aa)	EUR 250	294
Canyon CLO 2020-1 Ltd., (Cayman Islands), Series 2020-1A, Class AR2, (CME Term SOFR 3 Month + 1.08%), 4.98%, 07/15/2034 (e) (aa)	3,200	3,193
CQS US CLO 2021-1 Ltd., (Cayman Islands), Series 2021-1A, Class AR, (CME Term SOFR 3 Month + 1.20%), 5.08%, 01/20/2035 (e) (aa)	3,200	3,199
Elmwood CLO 15 Ltd., (Jersey), Series 2022-2A, Class A1R, (CME Term SOFR 3 Month + 1.15%), 5.01%, 04/22/2035 (e) (aa)	900	899
Fortress Credit Bsl X Ltd., (Cayman Islands), Series 2021-1A, Class AR, (CME Term SOFR 3 Month + 1.10%), 5.01%, 04/20/2033 (e) (aa)	5,300	5,299
GoodLeap Home Improvement Solutions Trust, Series 2025-2A, Class A, 5.32%, 06/20/2049 (e)	2,983	3,016
Greywolf CLO III Ltd., (Cayman Islands),
Series 2020-3RA, Class A1R2, (CME Term SOFR 3 Month + 1.23%), 5.09%, 04/22/2033 (e) (aa)	436	436
Series 2020-3RA, Class A2R2, (CME Term SOFR 3 Month + 1.85%), 5.71%, 04/22/2033 (e) (aa)	500	501
ICG US CLO 2021-3 Ltd., (Cayman Islands), Series 2021-3A, Class AR, (CME Term SOFR 3 Month + 1.15%), 5.03%, 10/20/2034 (e) (aa)	3,300	3,300
LCM Ltd., (Cayman Islands), Series 31A, Class AR, (CME Term SOFR 3 Month + 1.28%), 5.16%, 07/20/2034 (e) (aa)	250	250
Lyra Music Assets Delaware LP, Series 2024-2A, Class A2, 5.76%, 12/22/2064 (e)	2,867	2,901

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Other ABS — continued
Mountain View CLO XIV Ltd., (Cayman Islands), Series 2019-1A, Class A1R, (CME Term SOFR 3 Month + 1.16%), 6.81%, 10/15/2034 (e) (aa)		3,200	3,197
OFSI BSL X Ltd., (Cayman Islands), Series 2021-10A, Class AR, (CME Term SOFR 3 Month + 1.27%), 5.15%, 04/20/2034 (e) (aa)		3,000	3,003
Pagaya AI Debt Grantor Trust,
Series 2024-10, Class A, 5.18%, 06/15/2032 (e)		487	489
Series 2024-10, Class B, 5.75%, 06/15/2032 (e)		956	962
Series 2024-10, Class C, 5.99%, 06/15/2032 (e)		1,048	1,055
Series 2024-11, Class A, 5.09%, 07/15/2032 (e)		809	812
Series 2024-11, Class B, 5.64%, 07/15/2032 (e)		322	325
Series 2024-11, Class C, 5.87%, 07/15/2032 (e)		363	366
PK ALIFT Loan Funding 4 LP, Series 2024-2, Class A, 5.05%, 10/15/2039 (e)		168	168
PK ALIFT Loan Funding 6 LP, Series 2025-1, Class A, 5.37%, 11/15/2042 (e)		2,816	2,838
Providus CLO II DAC, (Ireland), Series 2A, Class ARR, (EURIBOR 3 Month + 1.16%), 3.17%, 10/15/2038 (e) (aa)	EUR	250	294
RCKTL, Series 2025-2A, Class A, 4.48%, 11/27/2034 (e)		2,532	2,535
Reach ABS Trust, Series 2025-2A, Class A, 4.93%, 08/18/2032 (e)		1,556	1,562
Romark CLO — IV Ltd., (Cayman Islands), Series 2021-4A, Class A1R, (CME Term SOFR 3 Month + 1.14%), 5.07%, 07/10/2034 (e) (aa)		2,200	2,198
Sagard-Halseypoint CLO 8 Ltd., (Cayman Islands), Series 2024-8A, Class A1, (CME Term SOFR 3 Month + 1.39%), 5.23%, 01/30/2038 (e) (aa)		1,000	1,004
Trinitas CLO XIX Ltd., (Bermuda), Series 2022-19A, Class A1R, (CME Term SOFR 3 Month + 1.11%), 4.99%, 10/20/2033 (e) (aa)		2,734	2,734
Venture 44 CLO Ltd., (Cayman Islands), Series 2021-44A, Class A1NR, (CME Term SOFR 3 Month + 1.14%), 5.02%, 10/20/2034 (e) (aa)		3,200	3,197

Total Other ABS			75,722

Student Loan ABS — 0.4%
SMB Private Education Loan Trust,
Series 2018-A, Class B, 3.96%, 07/15/2042 (e)		3,400	3,355

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2025	SIX CIRCLES TRUST	307

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2025 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Long Positions — continued
Asset-Backed Securities — continued
Student Loan ABS — continued
Series 2024-A, Class A1B, (United States 30 Day Average SOFR + 1.45%), 5.43%, 03/15/2056 (e) (aa)	3,061	3,089

Total Student Loan ABS		6,444

Total Asset-Backed Securities (Cost $128,127)		127,703

Collateralized Mortgage Obligations — 20.1%
Agency Collateral CMO — 12.4%
FHLMC REMICS,
Series 4136, Class QS, IF, IO, (6.14% — United States 30 Day Average SOFR), 2.15%, 07/15/2042 (aa)	774	80
Series 4851, Class PF, (United States 30 Day Average SOFR + 0.51%), 4.50%, 08/15/2057 (aa)	730	710
Series 5008, Class DI, IO, 3.00%, 09/25/2050	575	81
Series 5010, Class IK, IO, 2.50%, 09/25/2050	57	9
Series 5010, Class JI, IO, 2.50%, 09/25/2050	209	35
Series 5013, Class IN, IO, 2.50%, 09/25/2050	70	12
Series 5038, Class MI, IO, 4.00%, 11/25/2050	4,175	876
Series 5040, Class CI, IO, 4.00%, 11/25/2050	6,486	1,395
Series 5059, Class IB, IO, 2.50%, 01/25/2051	663	112
Series 5069, Class MI, IO, 2.50%, 02/25/2051	5,418	801
Series 5070, Class CI, IO, 2.00%, 02/25/2051	66,084	8,974
Series 5071, Class IH, IO, 2.50%, 02/25/2051	562	72
Series 5152, Class IC, IO, 3.00%, 10/25/2051	14,996	2,611
Series 5196, Class DI, IO, 3.00%, 02/25/2052	16,486	2,652
Series 5229, Class KI, IO, 4.50%, 08/25/2049	2,268	352
Series 5273, Class FA, (United States 30 Day Average SOFR + 1.25%), 5.12%, 11/25/2052 (aa)	1,393	1,395
Series 5274, Class IO, IO, 2.50%, 01/25/2051	577	95
Series 5426, Class BI, IO, 1.34%, 04/15/2049 (z)	33,170	1,352
Series 5471, Class FH, (United States 30 Day Average SOFR + 1.30%), 5.17%, 11/25/2054 (aa)	9,803	9,858
Series 5479, Class FA, (United States 30 Day Average SOFR + 1.20%), 5.07%, 12/25/2054 (aa)	9,769	9,804

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Agency Collateral CMO — continued
Series 5510, Class FM, (United States 30 Day Average SOFR + 1.15%), 5.02%, 02/25/2055 (aa)	1,671	1,677
Series 5526, Class AI, IO, 4.50%, 06/25/2050	819	183
Series 5526, Class DI, IO, 4.50%, 02/15/2051	40,165	9,351
Series 5534, Class FP, (United States 30 Day Average SOFR + 1.30%), 5.17%, 05/25/2055 (aa)	8,106	8,115
Series 5564, Class FB, (United States 30 Day Average SOFR + 1.20%), 5.07%, 08/25/2055 (aa)	96	97
Series 5573, Class FB, (United States 30 Day Average SOFR + 0.90%), 4.77%, 09/25/2055 (aa)	4,326	4,344
Series 5583, Class FA, (United States 30 Day Average SOFR + 1.25%), 5.12%, 10/25/2055 (aa)	9,408	9,466
Series 5593, Class FB, (United States 30 Day Average SOFR + 0.90%), 4.77%, 11/25/2055 (aa)	4,508	4,527
Series 5601, Class FC, (United States 30 Day Average SOFR + 1.05%), 4.92%, 11/25/2055 (aa)	299	300
FHLMC Strips,
Series 358, Class PO, PO, Zero Coupon, 10/15/2047	1,362	1,042
Series 362, Class C4, IO, 3.00%, 12/15/2047	7,898	1,315
Series 397, Class C52, IO, 5.00%, 01/25/2053	413	91
Series 408, Class C64, IO, 5.00%, 09/25/2053	2,269	485
FNMA Interest Strip,
Series 427, Class C21, IO, 2.00%, 03/25/2050	1,828	233
Series 428, Class C14, IO, 2.50%, 01/25/2048	734	84
Series 429, Class C10, IO, 1.50%, 04/25/2037	3,002	161
Series 438, Class C28, IO, 5.00%, 08/25/2053	1,893	402
Series 439, Class C25, IO, 5.00%, 09/25/2053	1,274	263
Series 440, Class C50, IO, 4.50%, 10/25/2053	5,126	1,131
Series 440, Class C54, IO, 5.00%, 11/25/2053	33,732	7,265
FNMA REMICS,
Series 2014-2, Class PO, PO, Zero Coupon, 01/25/2041	1,795	1,426
Series 2020-61, Class FB, (United States 30 Day Average SOFR + 0.41%), 4.29%, 09/25/2050 (aa)	331	308

SEE NOTES TO FINANCIAL STATEMENTS.

308	SIX CIRCLES TRUST	DECEMBER 31, 2025

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Long Positions — continued
Collateralized Mortgage Obligations — continued
Agency Collateral CMO — continued
Series 2020-62, Class BI, IO, 2.00%, 09/25/2050	3,175	363
Series 2020-89, Class DI, IO, 2.50%, 12/25/2050	1,643	266
Series 2020-89, Class IG, IO, 3.00%, 12/25/2050	8,558	1,461
Series 2021-3, Class NI, IO, 2.50%, 02/25/2051	619	93
Series 2021-3, Class TI, IO, 2.50%, 02/25/2051	12,326	2,089
Series 2022-78, Class FC, (United States 30 Day Average SOFR + 1.25%), 5.12%, 11/25/2052 (aa)	2,266	2,270
Series 2023-2, Class DI, IO, 2.00%, 05/25/2051	84,571	10,772
Series 2024-6, Class IO, IO, 3.50%, 11/25/2051	651	115
Series 2024-18, Class IO, IO, 4.00%, 11/25/2049	2,498	437
Series 2024-67, Class FA, (United States 30 Day Average SOFR + 1.17%), 5.04%, 09/25/2054 (aa)	10,968	11,001
Series 2024-70, Class AE, 4.50%, 08/25/2052	2,858	2,845
Series 2024-100, Class FB, (United States 30 Day Average SOFR + 1.35%), 5.22%, 01/25/2055 (aa)	22,686	22,843
Series 2024-100, Class FD, (United States 30 Day Average SOFR + 1.45%), 5.32%, 06/25/2054 (aa)	13,994	14,116
Series 2025-18, Class SM, IF, IO, (7.10% — United States 30 Day Average SOFR), 3.23%, 09/25/2054 (aa)	29,992	2,219
Series 2025-35, Class FB, (United States 30 Day Average SOFR + 1.00%), 4.87%, 05/25/2055 (aa)	8,288	8,330
Series 2025-49, Class FA, (United States 30 Day Average SOFR + 0.80%), 4.67%, 06/25/2055 (aa)	1,208	1,200
GNMA,
Series 2016-H24, Class KF, (CME Term SOFR 1 Year + 0.97%), 4.54%, 11/20/2066 (aa)	172	173
Series 2017-H16, Class F, (CME Term SOFR 1 Year + 0.77%), 4.63%, 08/20/2067 (aa)	124	125
Series 2018-H09, Class FA, (CME Term SOFR 1 Year + 1.22%), 4.98%, 04/20/2068 (aa)	412	416
Series 2021-H05, Class AF, (United States 30 Day Average SOFR + 1.50%), 5.42%, 03/20/2071 (aa)	978	1,002
Series 2022-H11, Class FE, (United States 30 Day Average SOFR + 0.78%), 4.70%, 05/20/2072 (aa)	889	890

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Agency Collateral CMO — continued
Series 2022-H16, Class FB, (United States 30 Day Average SOFR + 0.90%), 4.82%, 08/20/2072 (aa)	925	930
Series 2025-105, Class WF, (United States 30 Day Average SOFR + 1.00%), 4.92%, 06/20/2055 (aa)	2,063	2,070
Series 2025-134, Class NF, (United States 30 Day Average SOFR + 1.05%), 4.97%, 08/20/2055 (aa)	14,950	15,009
Series 2025-156, Class FV, (United States 30 Day Average SOFR + 0.80%), 4.72%, 09/20/2055 (aa)	191	191
Series 2025-172, Class GF, (United States 30 Day Average SOFR + 1.00%), 4.92%, 10/20/2055 (aa)	99	100
Series 2025-187, Class FC, (United States 30 Day Average SOFR + 0.95%), 4.87%, 11/20/2055 (aa)	200	200
Series 2025-H24, Class AF, (United States 30 Day Average SOFR + 0.73%), 4.71%, 01/20/2073 (aa)	1,062	1,060

Total Agency Collateral CMO		196,128

Agency Collateral PAC CMO — 0.1%
FHLMC REMICS,
Series 5018, Class IO, IO, 3.50%, 10/25/2050	6,433	1,107
Series 5564, Class PF, (United States 30 Day Average SOFR + 1.20%), 5.07%, 08/25/2055 (aa)	98	98

Total Agency Collateral PAC CMO		1,205

WL Collateral CMO — 7.6%
American Home Mortgage Investment Trust, Series 2006-1, Class 12A1, (CME Term SOFR 1 Month + 0.51%), 4.25%, 03/25/2046 (aa)	1,112	1,007
Cascade Funding Mortgage Trust, Series 2024-RM5, Class A, 4.00%, 10/25/2054 (e) (z)	1,746	1,712
CIM TRUST, Series 2025-R1, Class A1, SUB, 5.00%, 02/25/2099 (e)	2,955	2,947
CSMC Trust,
Series 2017-RPL1, Class A2, 2.97%, 07/25/2057 (e) (z)	3,300	3,117
Series 2021-RPL2, Class A1, 2.00%, 01/25/2060 (e)	1,854	1,648
Series 2021-RPL3, Class A1, 2.00%, 01/25/2060 (e) (z)	1,057	942
GS Mortgage-Backed Securities Trust, Series 2025-RPL3, Class A1, SUB, 4.10%, 07/25/2065 (e)	3,658	3,578
Merrill Lynch Alternative Note Asset Trust Series, Series 2007-OAR5, Class 1A1, 3.34%, 10/25/2047 (z)	2,440	598

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2025	SIX CIRCLES TRUST	309

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2025 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Long Positions — continued
Collateralized Mortgage Obligations — continued
WL Collateral CMO — continued
MFA Trust, Series 2022-RPL1, Class A1, 3.30%, 08/25/2061 (e) (z)	1,702	1,607
Morgan Stanley Mortgage Loan Trust, Series 2007-6XS, Class 2A6S, SUB, 6.20%, 02/25/2047	80	27
Morgan Stanley Residential Mortgage Loan Trust,
Series 2024-NQM3, Class A1, 5.04%, 07/25/2069 (e) (z)	163	163
Series 2024-RPL1, Class A1, SUB, 4.00%, 06/25/2064	3,685	3,612
New Residential Mortgage Loan Trust, Series 2021-INV2, Class A11, (United States 30 Day Average SOFR + 0.95%), 5.00%, 09/25/2051 (e) (aa)	354	332
NYMT Loan Trust, Series 2025-CP1, Class A1, 3.75%, 11/25/2069 (e) (z)	3,811	3,680
OBX Trust,
Series 2022-NQM7, Class A1, SUB, 5.11%, 08/25/2062 (e)	447	446
Series 2024-NQM17, Class A1, 5.61%, 11/25/2064 (e) (z)	4,888	4,933
Series 2025-NQM4, Class A1, SUB, 5.40%, 02/25/2055 (e)	3,628	3,653
Oceanview Mortgage Trust, Series 2025-3, Class AF1, (United States 30 Day Average SOFR + 0.95%), 4.82%, 05/25/2055 (e) (aa)	2,759	2,749
PRET 2025-NPL10 LLC, Series A1, 4.25%, 10/25/2055 (e)	5,246	5,181
PRET LLC,
Series 2025-NPL11, Class A1, SUB, 5.19%, 10/25/2055 (e)	5,225	5,235
Series 2025-NPL12, Class A1, SUB, 5.18%, 11/25/2055 (e)	5,290	5,206
Series 2025-NPL5, Class A1, SUB, 6.24%, 05/25/2055 (e)	5,253	5,282
Series 2025-NPL6, Class A1, SUB, 5.74%, 06/25/2055 (e)	1,479	1,485
Series 2025-NPL7, Class A1, SUB, 5.66%, 07/25/2055 (e)	7,280	7,298
Series 2025-NPL9, Class A1, SUB, 5.39%, 08/25/2055 (e)	1,896	1,901
PRET Trust,
Series 2025-RPL1, Class A1, SUB, 4.00%, 07/25/2069 (e)	916	897
Series 2025-RPL3, Class A1, SUB, 4.15%, 04/25/2065 (e)	3,504	3,432
Series 2025-RPL4, Class A1, SUB, 4.00%, 03/25/2065 (e)	5,285	5,189

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

WL Collateral CMO — continued
PRPM, Series 2024-NQM3, Class A1, SUB, 5.23%, 08/25/2069 (e)	96	96
PRPM LLC,
Series 2024-6, Class A1, SUB, 5.70%, 11/25/2029 (e)	1,650	1,651
Series 2024-7, Class A1, SUB, 5.87%, 11/25/2029 (e)	2,583	2,585
Series 2024-RCF1, Class A1, SUB, 4.00%, 01/25/2054 (e)	226	223
Series 2024-RPL3, Class A1, SUB, 4.00%, 11/25/2054 (e)	2,885	2,831
Series 2025-4, Class A1, SUB, 6.18%, 06/25/2030 (e)	3,423	3,429
Series 2025-5, Class A1, SUB, 5.73%, 07/25/2030 (e)	2,881	2,884
Series 2025-7, Class A1, SUB, 5.50%, 08/25/2030 (e)	3,453	3,462
Series 2025-RPL2, Class A1, SUB, 3.75%, 04/25/2055 (e)	3,193	3,121
Series 2025-RPL5, Class A1, SUB, 4.50%, 06/25/2065 (e)	5,400	5,316
RALI Series Trust, Series 2007-QS1, Class 1A5, (CME Term SOFR 1 Month + 0.66%), 4.40%, 01/25/2037 (aa)	1,978	1,472
Residential Asset Securitization Trust, Series 2005-A5, Class A8, 5.50%, 05/25/2035	338	229
Sequoia Mortgage Trust,
Series 2007-2, Class 1A1, (CME Term SOFR 1 Month + 0.53%), 4.27%, 06/20/2036 (aa)	93	87
Series 2024-HYB1, Class A1A, 4.51%, 11/25/2063 (e) (z)	2,268	2,274
Specialty Underwriting & Residential Finance Trust Series, Series 2006-AB3, Class A2C, (CME Term SOFR 1 Month + 0.59%), 4.33%, 09/25/2037 (aa)	970	683
Structured Asset Mortgage Investments II Trust, Series 2005-AR8, Class A2, (Treasury Average 1 Year + 1.48%), 6.23%, 02/25/2036 (aa)	1,948	1,682
Towd Point Mortgage Trust, Series 2017-6, Class A2, 3.00%, 10/25/2057 (e) (z)	2,000	1,930
VCAT LLC,
Series 2025-NPL1, Class A1, SUB, 5.88%, 01/25/2055 (e)	2,362	2,370
Series 2025-NPL2, Class A1, SUB, 5.98%, 01/25/2055 (e)	4,859	4,873
Series 2025-NPL3, Class A1, SUB, 5.89%, 02/25/2055 (e)	1,998	2,003
Total WL Collateral CMO		121,058

Total Collateralized Mortgage Obligations (Cost $321,395)		318,391

SEE NOTES TO FINANCIAL STATEMENTS.

310	SIX CIRCLES TRUST	DECEMBER 31, 2025

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Long Positions — continued
Commercial Mortgage-Backed Securities — 1.4%
Commercial MBS — 1.4%
ACRES LLC, (Cayman Islands), Series 2025-FL3, Class A, (CME Term SOFR 1 Month + 1.62%), 5.35%, 08/18/2040 (e) (aa)	2,900	2,904
Benchmark Mortgage Trust, Series 2018-B6, Class A2, 4.20%, 10/10/2051	3,991	3,984
Citigroup Commercial Mortgage Trust, Series 2018-C6, Class A2, 4.24%, 11/10/2051	3,877	3,873
FHLMC Multifamily Structured Pass Through Certificates, Series Q034, Class APT2, 2.90%, 07/25/2054 (z)	1,076	1,047
First Foundation Bank Multifamily Housing Mortgage Loan Trust 2025-Q039, Series Q039, Class A, 2.75%, 06/25/2054 (z)	200	195
Wells Fargo Commercial Mortgage Trust,
Series 2025-AGLN, Class A, (CME Term SOFR 1 Month + 1.64%), 5.39%, 07/15/2037 (e) (aa)	3,800	3,805
Series 2025-AURA, Class A, (CME Term SOFR 1 Month + 1.59%), 5.34%, 10/15/2042 (e) (aa)	5,300	5,306
WSTN Trust, Series 2023-MAUI, Class A, 6.30%, 07/05/2037 (e) (z)	1,300	1,324

Total Commercial MBS		22,438

Total Commercial Mortgage-Backed Securities (Cost $22,346)		22,438

Convertible Bond — 0.1%
Communications — 0.1%
Media — 0.1%
Cable One, Inc., 1.13%, 03/15/2028 (Cost $475)	545	444

Corporate Bonds — 2.2%
Basic Materials — 0.0% (g)
Mining — 0.0% (g)
Arsenal AIC Parent LLC, 11.50%, 10/01/2031 (e)	230	253

Communications — 0.8%
Advertising — 0.1%
Clear Channel Outdoor Holdings, Inc., 7.75%, 04/15/2028 (e)	600	601
Neptune Bidco US, Inc.,
9.29%, 04/15/2029 (e)	630	631
10.38%, 05/15/2031 (e)	635	651

		1,883

Internet — 0.4%
Beignet Investor LLC, 6.58%, 05/30/2049 (e)	5,220	5,531
Getty Images, Inc., 11.25%, 02/21/2030 (e)	630	590

		6,121

Media — 0.2%
CSC Holdings LLC, 11.75%, 01/31/2029 (e)	1,070	795
Directv Financing LLC / Directv Financing Co-Obligor, Inc., 10.00%, 02/15/2031 (e)	470	480

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Media — continued
Gray Media, Inc., 9.63%, 07/15/2032 (e)	755	786
Univision Communications, Inc., 8.00%, 08/15/2028 (e)	1,465	1,517

		3,578

Telecommunications — 0.1%
Level 3 Financing, Inc.,
3.75%, 07/15/2029 (e)	90	82
4.88%, 06/15/2029 (e)	485	472
Lumen Technologies, Inc., 10.00%, 10/15/2032 (e)	220	221
WULF Compute LLC, 7.75%, 10/15/2030 (e)	785	809

		1,584

Total Communications		13,166

Consumer Cyclical — 0.3%
Auto Manufacturers — 0.2%
Ford Motor Credit Co. LLC, (United States SOFR + 2.95%), 6.69%, 03/06/2026 (aa)	905	908
Rivian Holdings LLC / Rivian LLC / Rivian Automotive LLC, 10.00%, 01/15/2031 (e)	2,875	2,826

		3,734

Leisure Time — 0.0% (g)
Sabre GLBL, Inc.,
10.75%, 11/15/2029 (e)	317	270
11.13%, 07/15/2030 (e)	302	250

		520

Retail — 0.1%
eG Global Finance plc, (United Kingdom), 12.00%, 11/30/2028 (e)	965	1,049

Total Consumer Cyclical		5,303

Consumer Non-cyclical — 0.4%
Commercial Services — 0.1%
Allied Universal Holdco LLC, 7.88%, 02/15/2031 (e)	1,030	1,086
Sabre Financial Borrower LLC, 11.13%, 06/15/2029 (e)	635	643

		1,729

Healthcare — Services — 0.2%
CHS/Community Health Systems, Inc., 10.88%, 01/15/2032 (e)	869	948
LifePoint Health, Inc., 11.00%, 10/15/2030 (e)	1,445	1,585

		2,533

Pharmaceuticals — 0.1%
1261229 BC Ltd., (Canada), 10.00%, 04/15/2032 (e)	1,065	1,108

Total Consumer Non-cyclical		5,370

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2025	SIX CIRCLES TRUST	311

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2025 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Long Positions — continued
Corporate Bonds — continued
Energy — 0.1%
Pipelines — 0.1%
NGL Energy Operating LLC / NGL Energy Finance Corp., 8.13%, 02/15/2029 (e)	215	223
Venture Global LNG, Inc.,
(CMT Index 5 Year + 5.44%), 9.00%, 09/30/2029 (e) (x) (aa)	1,060	837
9.50%, 02/01/2029 (e)	270	280
9.88%, 02/01/2032 (e)	280	290

Total Energy		1,630

Financial — 0.2%
Diversified Financial Services — 0.1%
Aretec Group, Inc., 10.00%, 08/15/2030 (e)	315	339
Hightower Holding LLC, 9.13%, 01/31/2030 (e)	930	986
Navient Corp., 9.38%, 07/25/2030	400	445

		1,770

Insurance — 0.1%
Acrisure LLC / Acrisure Finance, Inc., 8.50%, 06/15/2029 (e)	300	314
Asurion LLC and Asurion Co-Issuer, Inc., 8.00%, 12/31/2032 (e)	480	498
Jones Deslauriers Insurance Management, Inc., (Canada), 8.50%, 03/15/2030 (e)	725	760

		1,572

REITS — 0.0% (g)
Service Properties Trust, Zero Coupon, 09/30/2027 (e)	56	50

Total Financial		3,392

Technology — 0.3%
Software — 0.3%
Cloud Software Group, Inc.,
8.25%, 06/30/2032 (e)	530	554
9.00%, 09/30/2029 (e)	2,501	2,604
X.AI LLC / X.AI Co-Issuer Corp., 12.50%, 06/30/2030	580	617

Total Technology		3,775

Utilities — 0.1%
Electric — 0.1%
Talen Energy Supply LLC, 8.63%, 06/01/2030 (e)	580	614
Vistra Corp.,
(CMT Index 5 Year + 6.93%), 8.00%, 10/15/2026 (e) (x) (aa)	180	185
Series C, (CMT Index 5 Year + 5.05%), 8.88%, 01/15/2029 (e) (x) (aa)	1,040	1,146

Total Utilities		1,945

Total Corporate Bonds (Cost $34,607)		34,834

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Mortgage-Backed Securities — 35.4%
FNMA Collateral — 2.1%
FNMA Pool,
4.30%, 12/01/2029 (gg)	5,011	5,053
4.36%, 12/01/2030	575	580
4.43%, 10/01/2030	3,000	3,040
4.53%, 11/01/2030	2,331	2,370
5.03%, 11/01/2032 (gg)	12,231	12,587
5.08%, 10/01/2032	354	365
5.12%, 02/01/2030	1,185	1,225
5.17%, 01/01/2030	1,000	1,035
5.20%, 09/01/2044	572	586
5.21%, 04/01/2029	2,291	2,373
5.21%, 01/01/2032	1,426	1,489
5.24%, 01/01/2030	1,913	1,988
5.55%, 11/01/2031	249	263

Total FNMA Collateral		32,954

GNMA II Collateral — 6.5%
GNMA II Pool, Single Family, 30 years,
2.00%, 03/20/2051	201	167
2.00%, 11/20/2051	5,392	4,474
2.00%, 02/20/2052	407	338
3.00%, 02/20/2055	28	26
4.00%, 09/20/2055	348	329
4.50%, 06/20/2055 (gg)	3,309	3,229
GNMA, Single Family, 30 years,
TBA, 3.00%, 01/01/2056 (w)	23,220	20,905
TBA, 3.50%, 01/01/2056 (w)	5,000	4,556
TBA, 3.50%, 02/01/2056 (w)	3,000	2,733
TBA, 4.00%, 02/01/2056 (w)	24,900	23,518
TBA, 4.50%, 02/01/2056 (w)	26,920	26,241
TBA, 5.00%, 01/01/2056 (w)	6,950	6,939
TBA, 5.50%, 01/01/2056 (w)	1,000	1,010
TBA, 6.00%, 01/01/2056 (w)	1,000	1,019
TBA, 6.50%, 01/01/2056 (w)	2,000	2,067
TBA, 6.50%, 02/01/2056 (w)	5,000	5,161

Total GNMA II Collateral		102,712

UMBS Collateral — 26.8%
FHLMC Pool, Single Family, 20 years, 6.50%, 05/01/2045	292	304
FHLMC Pool, Single Family, 30 years,
5.00%, 07/01/2053	1,703	1,705
6.00%, 07/01/2054 (gg)	5,281	5,484
6.00%, 09/01/2054	50	52
6.00%, 11/01/2054	47	49
6.00%, 12/01/2054	47	49
6.00%, 01/01/2055	159	165
6.00%, 02/01/2055	56	59
FNMA or FHLMC, Single Family, 30 years,
TBA, 3.50%, 02/01/2056 (w)	16,250	15,001
TBA, 4.00%, 01/01/2056 (w)	1,900	1,805
TBA, 4.00%, 02/01/2056 (w)	3,900	3,702
TBA, 4.50%, 02/01/2056 (w)	13,000	12,696
TBA, 5.00%, 01/01/2056 (w)	10,600	10,582
TBA, 5.50%, 02/01/2056 (w)	91,300	92,548
TBA, 6.00%, 02/01/2056 (w)	30,000	30,795

SEE NOTES TO FINANCIAL STATEMENTS.

312	SIX CIRCLES TRUST	DECEMBER 31, 2025

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Long Positions — continued
Mortgage-Backed Securities — continued
UMBS Collateral — continued
TBA, 6.00%, 03/01/2056 (w)	69,180	71,008
TBA, 6.50%, 02/01/2056 (w)	48,900	50,832
TBA, 6.50%, 03/01/2056 (w)	13,000	13,523
TBA, 7.00%, 01/01/2056 (w)	39,665	41,736
FNMA Pool, Single Family, 20 years, 6.50%, 05/01/2045	977	1,016
FNMA Pool, Single Family, 30 years,
5.00%, 11/01/2052	1,776	1,785
5.00%, 12/01/2054 (gg)	3,555	3,586
6.00%, 11/01/2053	1,177	1,224
6.00%, 08/01/2054 (gg)	10,824	11,303
6.00%, 11/01/2054	38	40
6.00%, 01/01/2055	1,983	2,076
6.00%, 06/01/2055	468	482
6.50%, 11/01/2053	353	367
6.50%, 06/01/2054	3,243	3,438
6.50%, 07/01/2054	111	116
6.50%, 08/01/2054	75	79
6.50%, 11/01/2054	174	183
6.50%, 02/01/2055	3,580	3,808
6.50%, 07/01/2055 (gg)	12,315	13,084
6.50%, 08/01/2055 (gg)	20,469	21,629
6.50%, 09/01/2055 (gg)	8,620	9,150
Total UMBS Collateral		425,461

Total Mortgage-Backed Securities (Cost $557,969)		561,127

U.S. Treasury Obligations — 0.0% (g)
Sovereign — 0.0% (g)
U.S. Treasury Bond, 4.88%, 08/15/2045	151	153
U.S. Treasury Note, 4.25%, 08/15/2035 (ii)	248	250
Total Sovereign		403

Total U.S. Treasury Obligations (Cost $382)		403

SECURITY DESCRIPTION	SHARES	VALUE ($)
Preferred Stock — 0.0% (g)
Financial — 0.0% (g)
Insurance — 0.0% (g)
Acruise Holdings, Inc., Series A-2 (a) (bb) (Cost $300)	12	300

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Loan Assignments — 17.4% (o)
Basic Materials — 0.1%
Chemicals — 0.1%
Nouryon Finance B.V.,
November 2024 B-1 Dollar Term Loan, (Netherlands), (CME Term SOFR 6 Month + 3.25%), 7.04%, 04/03/2028 (aa)	731	731

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Chemicals — continued
November 2024 B-2 Dollar Term Loan, (Netherlands), (CME Term SOFR 3 Month + 3.25%), 7.16%, 04/03/2028 (aa)	486	485

Total Basic Materials		1,216

Communications — 1.9%
Advertising — 0.4%
Clear Channel Outdoor Holdings, Inc., 2024 Refinancing Term Loan, (CME Term SOFR 1 Month + 4.00%), 7.83%, 08/21/2028 (u) (aa)	1,525	1,526
CMG Media Corp., Term B-2 Loan (First Lien), (CME Term SOFR 3 Month + 3.50%), 7.27%, 06/18/2029 (aa)	2,394	2,228
Neptune BidCo US Inc., Dollar Term B Loan (First Lien), (CME Term SOFR 3 Month + 5.00%), 9.01%, 04/11/2029 (aa)	2,768	2,734

		6,488

Internet — 0.3%
Arches Buyer Inc., Refinancing Term Loan, (CME Term SOFR 1 Month + 3.25%), 7.07%, 12/06/2027 (u) (aa)	785	787
Delivery Hero SE, Extended Dollar Term Loan, (Germany), (CME Term SOFR 3 Month + 5.00%), 8.84%, 12/12/2029 (aa)	248	248
MH Sub I, LLC,
2023 May Incremental Term Loan (First Lien), (CME Term SOFR 1 Month + 4.25%), 7.97%, 05/03/2028 (aa)	1,069	992
2024 December New Term Loan (First Lien), (CME Term SOFR 1 Month + 4.25%), 7.97%, 12/31/2031 (aa)	713	608
2021 Replacement Term Loan (Second Lien), (CME Term SOFR 3 Month + 6.25%), 10.09%, 02/23/2029 (aa)	830	691
Proofpoint, Inc., 2025-B Incremental Term Loan (First Lien), (CME Term SOFR 3 Month + 3.00%), 6.67%, 08/31/2028 (aa)	1,936	1,944

		5,270

Media — 0.4%
Cable One, Inc., Incremental Term B-4 Loan, (CME Term SOFR 1 Month + 2.00%), 5.83%, 05/03/2028 (aa)	90	84
CSC Holdings, LLC, September 2019 Initial Term Loan, (PRIME 3 Month + 1.50%), 8.25%, 04/15/2027	297	259
Directv Financing, LLC,
Closing Date Term Loan, (CME Term SOFR 3 Month + 5.00%), 9.10%, 08/02/2027 (aa)	22	22

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2025	SIX CIRCLES TRUST	313

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2025 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Loan Assignments — continued
Media — continued
2024 Refinancing Term B Loan, (CME Term SOFR 3 Month + 5.25%), 9.35%, 08/02/2029 (aa)	1,125	1,128
2025 Incremental Term B Loan, (CME Term SOFR 3 Month + 5.50%), 9.34%, 02/17/2031 (aa)	362	361
Gray Television, Inc.,
Term D Loan, (CME Term SOFR 1 Month + 3.00%), 6.99%, 12/01/2028 (aa)	972	972
Term F Loan, (CME Term SOFR 1 Month + 5.25%), 9.12%, 06/04/2029 (aa)	4	5
iHeartCommunications, Inc., Initial Term Loan, (CME Term SOFR 1 Month + 5.78%), 9.61%, 05/01/2029 (aa)	1,354	1,236
Radiate Holdco, LLC,
Delayed Draw Term Loan, (CME Term SOFR 1 Month + 1.50%), 3.57%, 06/26/2029 (aa)	114	113
First Out Term Loan, (CME Term SOFR 1 Month + 1.50%), 7.33%, 09/25/2029 (aa)	619	473
Closing Date Term Loan, (CME Term SOFR 1 Month + 4.00%), 7.72%, 06/26/2029 (aa)	114	113
Univision Communications Inc., 2024 Replacement Converted First-Lien Term Loan, (CME Term SOFR 1 Month + 3.50%), 7.33%, 01/31/2029 (aa)	1,378	1,373

		6,139

Telecommunications — 0.8%
CommScope, LLC, Initial Term Loan, (CME Term SOFR 1 Month + 4.75%), 8.47%, 12/17/2029 (u) (aa)	1,105	1,105
Connect Finco Sarl, Amendment No. 4 Term Loan, (Luxembourg), (CME Term SOFR 1 Month + 4.50%), 8.22%, 09/27/2029 (u) (aa)	2,057	2,051
Crown Subsea Communications Holding, Inc., 2025 Term Loan, (CME Term SOFR 1 Month + 3.50%), 7.22%, 01/30/2031 (aa)	627	631
Delta Topco, Inc.,
Fourth Amendment Refinancing Term Loan (First Lien), (CME Term SOFR 1 Month + 2.75%), 6.55%, 11/30/2029 (aa)	421	418
Second Amendment Refinancing Term Loan (Second Lien), (CME Term SOFR 1 Month + 5.25%), 9.06%, 11/29/2030 (aa)	1,595	1,569
Frontier Communications Holdings, LLC, Initial Term Loan, (CME Term SOFR 1 Month + 2.50%), 6.24%, 07/01/2031 (aa)	817	815
Iridium Communications Inc., Term B-4 Loan, (CME Term SOFR 1 Month + 2.25%), 5.97%, 09/20/2030 (aa)	331	321

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Telecommunications — continued
Level 3 Financing, Inc., Term B-4 Refinancing Loans, (CME Term SOFR 1 Month + 3.25%), 6.97%, 03/29/2032 (u) (aa)	3,445	3,453
Lumen Technologies Inc., Term A Loan, (CME Term SOFR 1 Month + 6.00%), 9.72%, 06/01/2028 (aa)	636	638
QualityTech, LP, Term Loan, (CME Term SOFR 1 Month + 3.50%), 7.28%, 11/04/2031 (aa)	347	348
ViaSat, Inc., Initial Term Loan, (CME Term SOFR 1 Month + 4.50%), 8.35%, 05/30/2030 (u) (aa)	464	462
Zayo Group Holdings, Inc., Initial Dollar Term Loan, (CME Term SOFR 1 Month + 0.50%), 6.83%, 03/11/2030 (u) (aa)	1,121	1,061

		12,872

Total Communications		30,769

Consumer Cyclical — 1.9%
Airlines — 0.3%
AAdvantage Loyalty IP Ltd., 2025 Replacement Term Loan, (Cayman Islands), (CME Term SOFR 3 Month + 2.25%), 6.13%, 04/20/2028 (aa)	2,590	2,595
BCPE Pequod Buyer, Inc., Initial Term Loan, (CME Term SOFR 1 Month + 3.00%), 6.72%, 11/25/2031 (aa)	1,782	1,785

		4,380

Apparel — 0.1%
ABG Intermediate Holdings 2 LLC, 2024-1 Refinancing Term Loan (First Lien), (CME Term SOFR 1 Month + 2.25%), 5.97%, 12/21/2028 (aa)	1,534	1,535
Canada Goose Inc., 2025 Refinancing Term Loan, (Canada), (CME Term SOFR 3 Month + 3.50%), 7.37%, 08/23/2032 (aa)	615	613

		2,148

Auto Parts & Equipment — 0.2%
Autokiniton US Holdings, Inc., 2024 Replacement Term B Loan, (CME Term SOFR 1 Month + 4.00%), 7.83%, 04/06/2028 (u) (aa)	2,406	2,383
Tenneco Inc., Term B Loan (First Lien), (CME Term SOFR 3 Month + 5.00%), 8.99%, 11/17/2028 (aa)	600	589

		2,972

Distribution/Wholesale — 0.1%
Windsor Holdings III, LLC, 2025 Dollar Refinancing Term B Loan, (CME Term SOFR 1 Month + 2.75%), 6.47%, 08/01/2030 (aa)	1,075	1,076

SEE NOTES TO FINANCIAL STATEMENTS.

314	SIX CIRCLES TRUST	DECEMBER 31, 2025

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Loan Assignments — continued
Entertainment — 0.8%
AMC Entertainment Holdings, Inc., Term Loan, (CME Term SOFR 1 Month + 7.00%), 10.73%, 01/04/2029 (aa)	2,339	2,339
Caesars Entertainment, Inc.,
2023 Incremental Term B Loan, (CME Term SOFR 1 Month + 2.25%), 5.97%, 02/06/2030 (aa)	554	549
Incremental Term B-1 Loan, (CME Term SOFR 1 Month + 2.25%), 5.97%, 02/06/2031 (aa)	870	861
Cinemark USA, Inc., Replacement Term Loan (2025), (CME Term SOFR 3 Month + 2.25%), 5.95%, 05/24/2030 (aa)	386	386
Crown Finance US, Inc., First Amendment Term Loan, (CME Term SOFR 1 Month + 4.50%), 8.34%, 12/02/2031 (u) (aa)	2,906	2,861
EOC Borrower, LLC, Term B Loan, (CME Term SOFR 1 Month + 3.00%), 6.72%, 03/24/2032 (aa)	1,313	1,319
Formula One Management Ltd., Facility B, (United Kingdom), (CME Term SOFR 3 Month + 1.75%), 5.42%, 09/30/2031 (u) (aa)	310	311
Ontario Gaming GTA Limited Partnership, Term B Loan (First Lien), (Canada), (CME Term SOFR 3 Month + 4.25%), 7.92%, 08/01/2030 (aa)	535	494
TKO Worldwide Holdings, LLC, Additional Term B-5 Loan (First Lien), (CME Term SOFR 3 Month + 2.00%), 5.87%, 11/21/2031 (aa)	2,809	2,821
Voyager Parent, LLC, Term B Loan (First Lien), (CME Term SOFR 3 Month + 4.75%), 8.42%, 07/01/2032 (aa)	474	474

		12,415

Leisure Time — 0.0% (g)
Recess Holdings, Inc., Initial Term Loan (First Lien), (CME Term SOFR 3 Month + 3.75%), 7.62%, 02/20/2030 (aa)	209	210
Sabre GLBL, Inc., 2025 Other Term B-1 Loan, (CME Term SOFR 1 Month + 6.25%), 10.07%, 07/30/2029	508	452

		662

Lodging — 0.1%
HRNI Holdings, LLC, Term B Loan, (CME Term SOFR 3 Month + 4.25%), 8.09%, 12/11/2028 (aa)	728	703

Retail — 0.3%
Dave & Buster’s, Inc., 2024 Refinancing Term B Loan, (CME Term SOFR 3 Month + 3.25%), 7.13%, 06/29/2029 (aa)	198	182
IRB Holding Corp., 2025 Replacement Term B Loan, (CME Term SOFR 1 Month + 2.50%), 6.22%, 12/15/2030 (aa)	2,440	2,445

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)

Retail — continued
Petco Health and Wellness Company, Inc., Initial Term Loan (First Lien), (CME Term SOFR 3 Month + 3.25%), 7.18%, 03/03/2028 (aa)	915	905
Sabre GLBL Inc., 2024 Term B-1 Loan, (CME Term SOFR 1 Month + 6.00%), 9.82%, 11/15/2029 (aa)	369	324
Victra Holdings, LLC, Fifth Amendment Incremental Term Loan, (CME Term SOFR 3 Month + 3.75%), 7.42%, 03/29/2029 (u) (aa)	1,414	1,414

		5,270

Total Consumer Cyclical		29,626

Consumer Non-cyclical — 2.3%
Beverages — 0.1%
Celsius, Inc., 2025 Refinancing Term Loan, (CME Term SOFR 3 Month + 2.50%), 6.17%, 04/01/2032 (aa)	625	629
Primo Brands Corp., 2025 Refinancing Term Loan (First Lien), (CME Term SOFR 3 Month + 2.25%), 5.92%, 03/31/2028 (aa)	449	450

		1,079

Commercial Services — 0.7%
Albion Financing 3 Sarl, 2025-A Refinancing U.S. Dollar Term Loan, (Luxembourg), (CME Term SOFR 3 Month + 3.00%), 6.87%, 05/21/2031 (aa)	1,172	1,177
Allied Universal Holdco LLC, Amendment No. 7 Replacement U.S. Dollar Term Loan, (CME Term SOFR 1 Month + 3.25%), 6.97%, 08/20/2032 (aa)	1,267	1,272
Anticimex Global AB, Facility B8, (Sweden), (SOFR 3 Month + 2.90%), 6.81%, 11/16/2028	406	408
Bach Finance Ltd., Fourteenth Amendment Dollar Term Loan (First Lien), (Cayman Islands), (CME Term SOFR 3 Month + 2.75%), 6.57%, 01/09/2032 (aa)	1,065	1,068
Belron Finance 2019 LLC, 2031 Dollar Term Loan, (CME Term SOFR 3 Month + 2.25%), 6.12%, 10/16/2031 (aa)	2,074	2,084
Boost Newco Borrower, LLC, USD Term B-2 Loan, (CME Term SOFR 3 Month + 2.00%), 5.67%, 01/31/2031 (aa)	469	469
Mavis Tire Express Services Topco, Corp., Initial Term Loan (First Lien), (CME Term SOFR 1 Month + 3.00%), 6.92%, 05/04/2028 (aa)	2,064	2,071
Peloton Interactive, Inc., Initial Term Loan, (CME Term SOFR 1 Month + 5.50%), 9.22%, 05/30/2029 (aa)	267	269

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2025	SIX CIRCLES TRUST	315

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2025 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Loan Assignments — continued
Commercial Services — continued
Shift4 Payments, LLC, Amendment No. 2 Term Loan (First Lien), (CME Term SOFR 3 Month + 2.50%), 6.17%, 06/30/2032 (aa)	249	251
Townsquare Media, Inc., Initial Term Loan, (CME Term SOFR 3 Month + 5.00%), 8.88%, 02/19/2030 (aa)	501	350
Wand Newco 3, Inc., Tranche B-2 Term Loan (First Lien), (CME Term SOFR 1 Month + 2.50%), 6.22%, 01/30/2031 (u) (aa)	1,365	1,365
Wash Bidco, Inc., Term Loan B, (CME Term SOFR 1 Month + 3.25%), 6.97%, 09/10/2032 (aa)	800	806

		11,590

Cosmetics/Personal Care — 0.3%
Opal US LLC, Facility B4, (CME Term SOFR 3 Month + 3.00%), 6.69%, 04/28/2032 (u) (aa)	3,925	3,946

Food — 0.0% (g)
1440 Foods Topco, LLC, Initial Term Loan, (CME Term SOFR 1 Month + 5.00%), 8.72%, 10/31/2031 (aa)	331	312
Snacking Investments BidCo Pty Ltd., 2025 U.S. Term Loan, (Australia), (CME Term SOFR 3 Month + 3.00%), 6.84%, 10/29/2032 (aa)	390	392

		704

Healthcare — Products — 0.2%
Bausch + Lomb Corp., Third Amendment Term Loan, (Canada), (CME Term SOFR 1 Month + 4.25%), 7.97%, 01/15/2031 (aa)	507	511
Hanger, Inc.,
Delayed Draw Term Loan, (CME Term SOFR 1 Month + 3.50%), 5.69%, 10/23/2031 (aa)	53	53
Initial Term Loan, (CME Term SOFR 1 Month + 3.50%), 7.22%, 10/23/2031 (aa)	689	690
Medline Borrower, LP, 2028 Refinancing Term Loan, (CME Term SOFR 1 Month + 1.75%), 5.47%, 10/23/2028 (aa)	359	360
QuidelOrtho Corp., Term B Loan, (CME Term SOFR 1 Month + 4.00%), 7.72%, 08/20/2032 (aa)	908	907

		2,521

Healthcare — Services — 0.8%
Aveanna Healthcare LLC, 2025 Incremental Term Loan (First Lien), (CME Term SOFR 1 Month + 3.75%), 7.47%, 09/17/2032 (aa)	928	932
Heartland Dental, LLC, 2025 Replacement Term Loan, (CME Term SOFR 1 Month + 3.75%), 7.47%, 08/25/2032 (aa)	2,232	2,239

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)

Healthcare — Services — continued
LGC Science Group Holdings Ltd., Facility B3 (USD), (United Kingdom), (CME Term SOFR 1 Month + 4.00%), 7.72%, 01/21/2030 (aa)	1,023	1,022
LifePoint Health, Inc.,
2024-1 Refinancing Term Loan (First Lien), (CME Term SOFR 3 Month + 3.75%), 7.65%, 05/17/2031 (aa)	1,403	1,407
2024-2 Refinancing Term Loan (First Lien), (CME Term SOFR 1 Month + 3.50%), 7.33%, 05/19/2031 (aa)	1,647	1,648
Star Parent, Inc., Term Loan B, (CME Term SOFR 3 Month + 4.00%), 7.67%, 09/27/2030 (aa)	1,072	1,073
Surgery Center Holdings, Inc., 2025 Refinancing Term Loan, (CME Term SOFR 1 Month + 2.50%), 6.42%, 12/19/2030 (aa)	2,610	2,619
Team Health Holdings, Inc., 2028 Refinancing Term Loan, (CME Term SOFR 3 Month + 4.00%), 8.34%, 06/30/2028 (u) (aa)	1,423	1,427
U.S. Renal Care, Inc., Closing Date Term Loan, (CME Term SOFR 1 Month + 5.00%), 8.83%, 06/28/2028 (aa)	769	722

		13,089

Household Products/Wares — 0.0% (g)
Lavender Dutch BorrowerCo B.V., Facility B (USD), (Netherlands), (CME Term SOFR 1 Month + 3.25%), 12/02/2032 (u) (aa)	355	358

Pharmaceuticals — 0.2%
1261229 B.C. Ltd., Initial Term Loan, (Canada), (CME Term SOFR 1 Month + 6.25%), 9.97%, 10/08/2030 (aa)	796	776
Dechra Pharmaceuticals Holdings Ltd., Facility B1, (United Kingdom), (CME Term SOFR 6 Month + 3.25%), 7.45%, 01/27/2032 (aa)	587	591
Financiere Mendel, Additional Term Facility 2 (USD), (France), (CME Term SOFR 1 Month + 2.75%), 11/08/2030 (u) (aa)	746	749
IVC Acquisition Ltd., Facility B12, (United Kingdom), (CME Term SOFR 3 Month + 3.75%), 7.75%, 12/06/2028 (aa)	282	283
Paradigm Parent, LLC, Initial Term Loan, (CME Term SOFR 3 Month + 4.50%), 8.17%, 04/16/2032 (aa)	454	398

		2,797

Total Consumer Non-cyclical		36,084

Energy — 0.2%
Energy — Alternate Sources — 0.0% (g)
TerraForm Power Operating, LLC, Specified Refinancing Term Loan, (CME Term SOFR 3 Month + 2.00%), 5.67%, 05/21/2029 (aa)	453	453

SEE NOTES TO FINANCIAL STATEMENTS.

316	SIX CIRCLES TRUST	DECEMBER 31, 2025

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Loan Assignments — continued
Oil & Gas Services — 0.0% (g)
Goodnight Water Solutions Holdings, LLC, Term B Loan, (CME Term SOFR 1 Month + 4.00%), 7.72%, 06/04/2029 (aa)	941	934

Pipelines — 0.2%
Brazos Delaware II, LLC, 2025 B-2 Refinancing Term Loan, (CME Term SOFR 1 Month + 2.50%), 6.27%, 02/11/2030 (aa)	630	630
NGL Energy Operating LLC, Term B Loan, (CME Term SOFR 1 Month + 3.50%), 7.22%, 02/03/2031 (aa)	1,310	1,321
NorthRiver Midstream Finance LP, Initial Term B Loan (First Lien), (Canada), (CME Term SOFR 3 Month + 2.25%), 6.24%, 08/16/2030 (aa)	451	452
Prairie Acquiror LP, Initial Term B-4 Loan, (CME Term SOFR 1 Month + 3.75%), 7.47%, 08/01/2029 (aa)	362	364

		2,767

Total Energy		4,154

Financial — 4.0%
Banks — 0.1%
Chrysaor Bidco Sarl, Facility B1 (USD) Loan, (Luxembourg), (CME Term SOFR 1 Month + 3.25%), 10/30/2031 (u) (aa)	530	534
Orbit Private Holdings I Ltd., 2025-1 Incremental Term Loan (First Lien), (United Kingdom), (CME Term SOFR 6 Month + 3.75%), 7.55%, 12/10/2031 (aa)	521	523

		1,057

Diversified Financial Services — 1.1%
Aretec Group, Inc., Term B-4 Loan (First Lien), (CME Term SOFR 1 Month + 3.00%), 6.72%, 08/09/2030 (aa)	290	291
Chicago US Midco III, LP, Closing Date Term Loan, (CME Term SOFR 1 Month + 2.50%), 6.22%, 11/01/2032 (aa)	668	669
Citadel Securities LP, 2024-1 Term Loan, (CME Term SOFR 3 Month + 2.00%), 5.67%, 10/31/2031 (aa)	292	293
Edelman Financial Engines Center, LLC, The,
2024-2 Refinancing Term Loan, (CME Term SOFR 1 Month + 3.00%), 6.72%, 04/07/2028 (aa)	2,229	2,239
2024 Refinancing Term Loan (Second Lien), (CME Term SOFR 1 Month + 5.25%), 8.97%, 10/06/2028 (aa)	200	199
EP Wealth Advisors, LLC, Closing Date Term Loan, (CME Term SOFR 3 Month + 3.00%), 6.67%, 10/18/2032 (aa)	510	511

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)

Diversified Financial Services — continued
Focus Financial Partners, LLC, Tranche C Term Loan, (CME Term SOFR 1 Month + 2.50%), 6.22%, 09/15/2031 (u) (aa)	3,967	3,973
GTCR Everest Borrower, LLC, 2025 Term Loan, (CME Term SOFR 3 Month + 2.75%), 6.42%, 09/05/2031 (aa)	1,251	1,255
HighTower Holding, LLC, Amendment No. 10 Replacement Term Loan, (CME Term SOFR 3 Month + 2.75%), 6.65%, 02/03/2032 (aa)	99	99
Inception Holdco Sarl, Facility B9, (Luxembourg), (CME Term SOFR 3 Month + 3.25%), 6.92%, 04/18/2031 (aa)	684	689
Jane Street Group, LLC, Seventh Amendment Extended Term Loan, (CME Term SOFR 3 Month + 2.00%), 5.82%, 12/15/2031 (aa)	1,235	1,228
Mermaid Bidco Inc., Facility B (USD), (CME Term SOFR 3 Month + 3.25%), 7.15%, 07/03/2031 (aa)	454	455
Orion Advisor Solutions, Inc., 2025 Refinancing Term Loan (First Lien), (CME Term SOFR 3 Month + 3.25%), 7.11%, 09/24/2030 (aa)	314	316
Orion Midco Ltd., Initial Term Loan (First Lien), (Jersey), (CME Term SOFR 3 Month + 3.50%), 7.43%, 10/08/2032 (aa)	775	778
Orion US Finco, Inc., Initial Term Loan, (CME Term SOFR 3 Month + 5.50%), 9.43%, 10/10/2033 (u) (aa)	935	940
Osaic Holdings, Inc., Initial Term Loan, (CME Term SOFR 6 Month + 3.00%), 6.60%, 07/30/2032 (aa)	2,233	2,241
PEX Holdings LLC, Term Loan, (CME Term SOFR 3 Month + 2.75%), 6.42%, 11/26/2031 (aa)	323	323
Speed Midco 3 Sarl, Facility B (USD), (Luxembourg), (CME Term SOFR 6 Month + 2.50%), 6.29%, 10/07/2032 (aa)	625	627

		17,126

Insurance — 2.6%
Acrisure, LLC,
2024 Repricing Term B-6 Loan (First Lien), (CME Term SOFR 1 Month + 3.00%), 6.72%, 11/06/2030 (aa)	1,208	1,206
2025 Term B Loan (First Lien), (CME Term SOFR 1 Month + 3.25%), 6.97%, 06/20/2032 (aa)	184	183
Alera Group, Inc.,
Term Loan (First Lien), (CME Term SOFR 1 Month + 3.25%), 6.97%, 05/30/2032 (aa)	2,983	2,995
Initial Term Loan (Second Lien), (CME Term SOFR 1 Month + 5.50%), 9.22%, 05/30/2033 (aa)	4,474	4,553

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2025	SIX CIRCLES TRUST	317

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2025 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Loan Assignments — continued
Insurance — continued
Alliant Holdings Intermediate, LLC, 2025 Replacement Term Loan, (CME Term SOFR 1 Month + 2.50%), 6.22%, 09/19/2031 (aa)	4,595	4,604
Asurion, LLC,
New Term B-13 Term Loan (First Lien), (CME Term SOFR 1 Month + 4.25%), 7.97%, 09/19/2030 (aa)	729	729
New B-11 Term Loan (First Lien), (CME Term SOFR 1 Month + 4.25%), 8.07%, 08/19/2028 (aa)	763	764
New B-3 Term Loan (Second Lien), (CME Term SOFR 1 Month + 5.25%), 9.08%, 01/31/2028 (aa)	2,280	2,269
New B-4 Term Loan (Second Lien), (CME Term SOFR 1 Month + 5.25%), 9.08%, 01/20/2029 (aa)	2,819	2,763
CRC Insurance Group, LLC,
Amendment No.1 Replacement Term Loan (First Lien), (CME Term SOFR 3 Month + 2.75%), 6.42%, 05/06/2031 (aa)	1,018	1,018
Initial Term Loan (Second Lien), (CME Term SOFR 3 Month + 4.75%), 8.42%, 05/06/2032 (aa)	4,774	4,826
EG Group Ltd., New Facility B3 (USD), (United Kingdom), (CME Term SOFR 3 Month + 3.50%), 7.32%, 02/07/2028 (aa)	1,378	1,382
Hub International Ltd., 2025 Incremental Term Loan, (CME Term SOFR 3 Month + 2.25%), 6.12%, 06/20/2030 (aa)	4,245	4,266
Jones DesLauriers Insurance Management, Inc.,
Term Loan, (Canada), (CME Term SOFR 1 Month + 3.00%), 12/10/2032 (u) (aa)	1,260	1,260
2025-1 Repricing Term Loan (First Lien), (Canada), (CME Term SOFR 3 Month + 2.75%), 6.59%, 03/15/2030 (aa)	1,173	1,173
OneDigital Borrower LLC,
2025 Refinancing Term Loan (First Lien), (CME Term SOFR 1 Month + 3.00%), 6.72%, 07/02/2031 (aa)	548	549
Initial Loan (Second Lien), (CME Term SOFR 1 Month + 5.25%), 8.97%, 07/02/2032 (aa)	2,045	2,059
Ryan Specialty, LLC, 2024 Term Loan, (CME Term SOFR 1 Month + 2.00%), 5.72%, 09/15/2031 (aa)	332	332
Sedgwick Claims Management Services, Inc. (Lightning Cayman Merger Sub, Ltd.), 2024 Term Loan, (CME Term SOFR 1 Month + 2.50%), 6.22%, 07/31/2031 (aa)	4,271	4,283
USI, Inc., 2024-D Term Loan, (CME Term SOFR 3 Month + 2.25%), 5.92%, 11/21/2029 (aa)	313	313

		41,527

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)

Investment Companies — 0.0% (g)
Acuren Delaware Holdco, Inc., Amendment No. 1 Term Loan, (CME Term SOFR 1 Month + 2.75%), 6.47%, 07/30/2031 (aa)	650	652

REITS — 0.2%
Blackstone Mortgage Trust, Inc., Term B-6 Loan, (CME Term SOFR 1 Month + 3.00%), 6.72%, 12/10/2030 (aa)	285	286
Daintree Bidco Pty Ltd., Term Loan B, (Australia), (CME Term SOFR 1 Month + 4.48%), 11/25/2032 (u) (aa)	1,240	1,231
KREF Holdings X LLC, 2025 Replacement Term Loan, (CME Term SOFR 1 Month + 2.50%), 6.25%, 03/05/2032 (aa)	935	939

		2,456

Total Financial		62,818

Industrial — 2.5%
Aerospace/Defense — 0.3%
Bleriot US Bidco Inc., 2024 Term Loan, (CME Term SOFR 3 Month + 2.50%), 6.17%, 10/31/2030 (aa)	468	471
Kaman Corp.,
Delayed Draw Term Loan, (CME Term SOFR 3 Month + 1.00%), 1.52%, 02/26/2032 (aa)	6	6
Initial Term Loan, (CME Term SOFR 6 Month + 2.50%), 6.38%, 02/26/2032 (aa)	696	698
TransDigm, Inc.,
New Tranche J Term Loan, (CME Term SOFR 1 Month + 2.50%), 6.22%, 02/28/2031 (aa)	2,438	2,447
New Tranche K Term Loan, (CME Term SOFR 1 Month + 2.25%), 5.97%, 03/22/2030 (aa)	1,159	1,162

		4,784

Building Materials — 0.5%
Chariot Buyer LLC, Term B Loan (First Lien), (CME Term SOFR 1 Month + 2.75%), 6.47%, 09/08/2032 (aa)	1,827	1,830
CP Atlas Buyer, Inc., 2025 Term B Loan, (CME Term SOFR 1 Month + 5.25%), 8.97%, 07/08/2030 (aa)	798	770
MI Windows and Doors, LLC, Term B-3 Loan, (CME Term SOFR 1 Month + 2.75%), 6.47%, 03/28/2031 (aa)	609	609
Quikrete Holdings, Inc., Tranche B-3 Term Loan (First Lien), (CME Term SOFR 1 Month + 2.25%), 5.97%, 02/10/2032 (aa)	3,065	3,074
Watlow Electric Manufacturing Company, Initial Term Loan, (CME Term SOFR 3 Month + 3.00%), 6.84%, 03/02/2028 (aa)	611	614

		6,897

SEE NOTES TO FINANCIAL STATEMENTS.

318	SIX CIRCLES TRUST	DECEMBER 31, 2025

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Loan Assignments — continued
Engineering & Construction — 0.1%
Brown Group Holding, LLC, Incremental Term B-2 Facility, (CME Term SOFR 3 Month + 2.75%), 6.56%, 07/01/2031 (u) (aa)	2,012	2,021

Environmental Control — 0.3%
Filtration Group Corp., 2025-B Incremental Dollar Term Loan, (CME Term SOFR 1 Month + 2.75%), 6.47%, 10/21/2028 (aa)	3,663	3,680
Madison IAQ LLC,
2025 Repriced Incremental Term Loan, (CME Term SOFR 3 Month + 2.75%), 6.64%, 11/08/2032 (aa)	525	528
Initial Term Loan, (CME Term SOFR 6 Month + 2.50%), 6.70%, 06/21/2028 (aa)	1,056	1,061

		5,269

Hand/Machine Tools — 0.0% (g)
Alliance Laundry Systems LLC, Initial Term B Loan, (CME Term SOFR 3 Month + 2.25%), 6.07%, 08/19/2031 (aa)	304	305
Madison Safety & Flow LLC, 2025-B Incremental Term B Loan (First Lien), (CME Term SOFR 1 Month + 2.50%), 6.23%, 09/26/2031 (aa)	248	250

		555

Machinery — Diversified — 0.8%
CPM Holdings, Inc., Initial Term Loan, (CME Term SOFR 1 Month + 4.50%), 8.34%, 09/28/2028 (u) (aa)	1,602	1,592
Engineered Machinery Holdings, Inc.,
2025 Delayed Draw Term Loan, (CME Term SOFR 3 Month + 0.50%), 6.65%, 11/26/2032 (aa)	299	301
2025 USD Refinancing Term Loan, (CME Term SOFR 3 Month + 3.25%), 6.92%, 11/26/2032 (aa)	2,134	2,146
Incremental Amendment No. 3 Term Loan (Second Lien), (CME Term SOFR 3 Month + 6.00%), 9.93%, 05/21/2029 (aa)	1,229	1,231
Husky Injection Molding Systems Ltd., Amendment No. 5 Refinancing Term Loan, (Canada), (CME Term SOFR 3 Month + 3.75%), 7.53%, 02/15/2029 (aa)	1,757	1,768
INNIO Group Holding GmbH, 2025 Amended Facility B (USD) Loan, (Austria), (CME Term SOFR 3 Month + 2.25%), 6.13%, 11/02/2028 (aa)	233	234
Merlin Buyer Inc., Initial Term Loan (First Lien), (CME Term SOFR 3 Month + 4.00%), 7.67%, 12/14/2028 (aa)	981	989
Pro Mach Group, Inc., Amendment No. 6 Refinancing Term Loan (First Lien), (CME Term SOFR 1 Month + 2.75%), 6.47%, 10/16/2032 (u) (aa)	2,175	2,188

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)

Machinery — Diversified — continued
TK Elevator Midco GmbH, Facility B (USD), (Germany), (CME Term SOFR 6 Month + 2.75%), 6.95%, 04/30/2030 (u) (aa)		2,242	2,254

			12,703

Miscellaneous Manufacturers — 0.3%
LTI Holdings, Inc., 2024 Term Loan (First Lien), (CME Term SOFR 1 Month + 3.75%), 7.47%, 07/29/2029 (aa)		4,134	4,155

Packaging & Containers — 0.2%
Albea Beauty Holdings Sarl, Facility BA, (Luxembourg), (Euribor 3 Month + 5.00%), 7.02%, 12/31/2027	EUR	395	455
Charter Next Generation, Inc., 2024 Replacement Term Loan (First Lien), (CME Term SOFR 1 Month + 2.75%), 6.50%, 11/29/2030 (aa)		2,689	2,693
ProAmpac PG Borrower LLC, 2024-1 Refinancing Term Loan, (CME Term SOFR 3 Month + 4.00%), 7.89%, 09/15/2028 (aa)		361	361

			3,509

Total Industrial			39,893

Technology — 3.8%
Computers — 0.7%
Kaseya, Inc.,
Initial Term Loan (First Lien), (CME Term SOFR 1 Month + 3.00%), 6.72%, 03/20/2032 (aa)		789	789
Initial Term Loan (Second Lien), (CME Term SOFR 1 Month + 5.00%), 8.72%, 03/20/2033 (u) (aa)		1,376	1,344
McAfee Corp., Second Amendment Tranche B-1 Term Loan, (CME Term SOFR 1 Month + 3.00%), 6.72%, 03/01/2029 (aa)		3,109	2,859
Trio BidCo, LLC, Closing Date Term B Loan, (CME Term SOFR 3 Month + 4.00%), 7.67%, 10/29/2032 (u) (aa)		1,289	1,291
X Corp.,
Tranche B-3 Term Loan (First Lien), 9.50%, 10/26/2029		2,400	2,390
Tranche B-1 Loan (First Lien), (CME Term SOFR 6 Month + 6.50%), 10.45%, 10/26/2029 (aa)		2,747	2,696

			11,369

Semiconductors — 0.3%
Altar BidCo, Inc., Initial Term Loan (First Lien), (CME Term SOFR 12 Month + 3.10%), 6.78%, 02/01/2029 (u) (aa)		644	637
Icon Parent I, Inc.,
2025 Term Loan (First Lien), (CME Term SOFR 3 Month + 2.75%), 6.44%, 11/13/2031 (aa)		1,653	1,655

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2025	SIX CIRCLES TRUST	319

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2025 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Loan Assignments — continued
Semiconductors — continued
Initial Term Loan (Second Lien), (CME Term SOFR 3 Month + 5.00%), 8.84%, 11/12/2032 (aa)	1,890	1,890

		4,182

Software — 2.8%
Applied Systems, Inc.,
Tranche B-1 Term Loan (First Lien), (CME Term SOFR 3 Month + 2.50%), 6.17%, 02/24/2031 (aa)	4,723	4,747
Initial Term Loan (2024) (Second Lien), (CME Term SOFR 3 Month + 4.50%), 8.17%, 02/23/2032 (aa)	2,558	2,596
Ascend Learning, LLC, Amendment No. 5 Incremental Term Loan, (CME Term SOFR 1 Month + 3.00%), 6.72%, 12/11/2028 (aa)	1,246	1,248
athenahealth Group Inc., Initial Term Loan, (CME Term SOFR 1 Month + 2.75%), 6.47%, 02/15/2029 (aa)	1,446	1,448
Avalara, Inc., First Amendment Term Loan, (CME Term SOFR 3 Month + 2.75%), 6.42%, 03/26/2032 (aa)	1,423	1,428
Central Parent LLC, 2024 Refinancing Term Loan (First Lien), (CME Term SOFR 3 Month + 3.25%), 6.92%, 07/06/2029 (aa)	895	756
Cloud Software Group, Inc.,
Tenth Amendment Tranche B-1 Term Loan, (CME Term SOFR 3 Month + 3.25%), 6.92%, 08/13/2032 (aa)	2,125	2,126
Tenth Amendment Tranche B-2 Term Loan, (CME Term SOFR 3 Month + 3.25%), 6.92%, 03/21/2031 (aa)	1,137	1,138
ConnectWise, LLC, Initial Term Loan, (CME Term SOFR 3 Month + 3.50%), 7.43%, 09/29/2028 (aa)	743	729
Dawn Bidco, LLC, Term Loan, (CME Term SOFR 1 Month + 3.00%), 08/20/2032 (u) (aa)	1,255	1,250
Dye & Durham Corp., Term Loan B, (Canada), (CME Term SOFR 3 Month + 4.25%), 8.02%, 04/11/2031 (aa)	729	671
ECi Macola/MAX Holding, LLC, 2025 Repricing Term Loan (First Lien), (CME Term SOFR 3 Month + 2.75%), 6.42%, 05/09/2030 (aa)	440	442
Ellucian Holdings, Inc.
Initial Term Loan (First Lien), (CME Term SOFR 1 Month + 2.75%), 6.47%, 10/09/2029 (u) (aa)	4,178	4,199
Initial Term Loan (Second Lien), (CME Term SOFR 1 Month + 4.75%), 8.47%, 11/22/2032 (aa)	2,341	2,356
Epicor Software Corp., Term F Loan, (CME Term SOFR 1 Month + 2.50%), 6.22%, 05/30/2031 (u) (aa)	4,905	4,918

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)

Software — continued
Genuine Financial Holdings LLC, 2025 Replacement Term Loan (First Lien), (CME Term SOFR 1 Month + 3.25%), 6.97%, 09/27/2030 (u) (aa)		342	287
Javelin Buyer, Inc., Term Loan (Second Lien), (CME Term SOFR 3 Month + 5.00%), 8.82%, 12/06/2032 (aa)		1,060	1,051
Playtika Holding Corp., Term B-1 Loan, (CME Term SOFR 1 Month + 2.75%), 6.58%, 03/13/2028 (aa)		128	124
Polaris Newco, LLC, Euro Term Loan (First Lien), (EURIBOR 3 Month + 3.75%), 5.82%, 06/02/2028 (aa)	EUR	437	486
Project Alpha Intermediate Holding, Inc., Initial Loan (Second Lien), (CME Term SOFR 3 Month + 5.00%), 8.67%, 05/09/2033 (aa)		1,650	1,579
Project Boost Purchaser, LLC, 2025-2 Refinancing Term Loan (First Lien), (CME Term SOFR 3 Month + 2.75%), 6.42%, 07/16/2031 (aa)		1,566	1,569
RealPage, Inc.,
Initial Term Loan (First Lien), (CME Term SOFR 3 Month + 3.00%), 6.93%, 04/24/2028 (aa)		123	123
2024-1 Incremental Term Loan (First Lien), (CME Term SOFR 3 Month + 3.75%), 7.42%, 04/24/2028 (aa)		631	632
Red Planet Borrower, LLC, Fourth Amendment Incremental Term Loan, (CME Term SOFR 1 Month + 4.00%), 7.72%, 09/08/2032 (aa)		1,280	1,281
Renaissance Holding Corp., 2024-2 Term Loan (First Lien), (CME Term SOFR 1 Month + 4.00%), 7.72%, 04/05/2030 (aa)		1,286	1,120
UKG Inc., 2024 Refinancing Term Loan (First Lien), (CME Term SOFR 3 Month + 2.50%), 6.34%, 02/10/2031 (u) (aa)		5,672	5,675
Waystar Technologies, Inc., Initial Term Loan (First Lien), (CME Term SOFR 1 Month + 2.00%), 5.72%, 10/22/2029 (aa)		548	551
X.AI CORP., Term Loan, (CME Term SOFR 6 Month + 7.25%), 11.12%, 06/28/2030 (aa)		667	657

			45,187

Total Technology			60,738

Utilities — 0.7%
Electric — 0.7%
Alpha Generation, LLC, Initial Term B Loan, (CME Term SOFR 1 Month + 2.00%), 5.72%, 09/30/2031 (aa)		1,575	1,579
Compass Power Generation, LLC, Tranche B-4 Term Loan, (CME Term SOFR 1 Month + 3.25%), 6.97%, 04/14/2029 (aa)		249	250

SEE NOTES TO FINANCIAL STATEMENTS.

320	SIX CIRCLES TRUST	DECEMBER 31, 2025

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)			VALUE ($)
Loan Assignments — continued
Electric — continued
Constellation Renewables, LLC, Loan, (CME Term SOFR 3 Month + 2.00%), 5.82%, 12/15/2027 (aa)		1,798		1,803
Cornerstone Generation, LLC, Term Loan B, (CME Term SOFR 3 Month + 3.25%), 7.09%, 08/11/2032 (aa)		2,379		2,398
Hamilton Projects Acquiror, LLC, 2025-2 Repricing Term Loan, (CME Term SOFR 1 Month + 2.50%), 6.22%, 05/30/2031 (aa)		1,181		1,188
MRP Buyer, LLC,
Delayed Draw Term Loan, (CME Term SOFR 3 Month + 3.25%), 5.46%, 06/04/2032 (aa)		40		39
Closing Date Term Loan, (CME Term SOFR 3 Month + 3.25%), 6.92%, 06/04/2032 (aa)		518		513
Talen Energy Supply, LLC,
2025-1 Incremental Term B Loan, (CME Term SOFR 3 Month + 2.00%), 5.67%, 11/25/2032 (aa)		344		344
Initial Term B Loan, (CME Term SOFR 3 Month + 2.50%), 6.35%, 05/17/2030 (aa)		1,588		1,592
2024-1 Incremental Term B Loan, (CME Term SOFR 3 Month + 2.50%), 6.35%, 12/13/2031 (aa)		1,328		1,333

Total Utilities				11,039

Total Loan Assignments (Cost $277,051)				276,337

Short-Term Investments — 39.1%
Repurchase Agreement — 0.2%
Citigroup Global Markets, Inc., 3.93%, dated 12/31/2025 due 01/02/2026, repurchase price $2,700 collateralized by U.S. Treasury Bills, 0.00%, due 12/24/2026, with a value of $2,754		2,700		2,700

Time Deposits — 5.7%
Australia & New Zealand Banking Group Ltd.,
0.72%, 01/05/2026	NZD	39		22
1.59%, 01/02/2026	AUD	211		141
2.98%, 01/02/2026		2,273		2,273
Brown Brothers Harriman & Co.,
(3.79%), 01/02/2026	SEK	—	(h)	—	(h)
0.15%, 01/05/2026	JPY	—	(h)	—	(h)
0.40%, 01/02/2026	SGD	182		142
2.38%, 01/02/2026	HKD	1,236		159
Citibank NA,
0.81%, 01/02/2026 (c)	EUR	1,334		1,568
2.66%, 01/02/2026 (c)	GBP	849		1,145
2.98%, 01/02/2026 (c)		7,580		7,580

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)

Time Deposits — continued
Royal Bank of Canada,
1.08%, 01/02/2026 (c)	CAD	375	273
2.98%, 01/02/2026		55,332	55,332
Sumitomo Mitsui Banking Corp.,
0.15%, 01/05/2026	JPY	512,569	3,273
2.98%, 01/02/2026		387	387
Sumitomo Mitsui Trust Bank Ltd., 2.98%, 01/02/2026 (c)		17,633	17,633

Total Time Deposits			89,928

U.S. Treasury Obligations — 33.2%
U.S. Treasury Bills,
3.55%, 04/07/2026 (n) (ii)		8,581	8,501
3.56%, 04/14/2026 (n) (ii)		60	59
3.59%, 02/12/2026 (n)		9,336	9,298
3.60%, 01/29/2026 (c) (n)		253,200	252,530
3.61%, 03/12/2026 (n)		1,400	1,391
3.65%, 03/24/2026 (n)		11,000	10,913
3.69%, 04/09/2026 (c) (n)		3,000	2,971
3.71%, 03/19/2026 (c) (n)		35,000	34,739
3.71%, 01/13/2026 (n)		15,730	15,713
3.72%, 02/17/2026 (n)		7,600	7,566
3.73%, 04/02/2026 (c) (n)		20,500	20,318
3.76%, 02/19/2026 (n)		10,000	9,952
3.77%, 03/10/2026 (n)		3,600	3,577
3.77%, 03/05/2026 (n)		34,000	33,793
3.77%, 03/26/2026 (c) (n)		22,500	22,318
3.78%, 03/17/2026 (n) (ii)		4	4
3.79%, 01/20/2026 (n)		7,000	6,988
3.79%, 03/03/2026 (n)		1	1
3.80%, 01/27/2026 (n)		14,300	14,265
3.81%, 02/03/2026 (n)		9,000	8,972
3.81%, 02/05/2026 (n)		7,000	6,977
3.82%, 01/22/2026 (n)		12,048	12,024
3.87%, 01/02/2026 (n)		13,875	13,875
3.88%, 01/08/2026 (c) (n)		20,500	20,488
3.90%, 01/15/2026 (n)		9,086	9,074

Total U.S. Treasury Obligations			526,307

Total Short-Term Investments (Cost $618,815)			618,935

Total Investments — 123.8% (Cost — $1,961,467)			1,960,912

Liabilities in Excess of Other Assets — (23.8)%			(376,934)

NET ASSETS — 100.0%			$1,583,978

Short Positions — 2.7%
Mortgage-Backed Securities — 2.7%
FNMA or FHLMC, Single Family, 30 years,
TBA, 2.00%, 01/01/2056 (w)		500	405
TBA, 2.50%, 01/01/2056 (w)		3,300	2,796
TBA, 3.00%, 02/01/2056 (w)		11,700	10,362
TBA, 4.00%, 01/01/2056 (w)		1,900	1,804

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2025	SIX CIRCLES TRUST	321

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2025 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Short Positions — continued
Mortgage-Backed Securities — continued
TBA, 5.00%, 01/01/2056 (w)	10,600	10,582
TBA, 5.00%, 02/01/2056 (w)	10,100	10,074
GNMA, Single Family, 30 years,
TBA, 2.50%, 01/01/2056 (w)	4,000	3,457
TBA, 3.00%, 02/01/2056 (w)	3,000	2,698

Total Mortgage-Backed Securities (Cost $42,142)		42,178

Total Securities Sold Short— 2.7% (Proceeds $42,142)		42,178

Percentages indicated are based on net assets.

Futures contracts outstanding as of December 31, 2025:
Exchange Traded
DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)($)
Long Contracts
30 Day Federal Funds Futures	101	05/2026	USD	40,714	(75)
90 Day Bank Accepted Bills	22	06/2026	AUD	14,563	(23)
90 Day Bank Accepted Bills	18	09/2026	AUD	11,908	(14)
90 Day Bank Accepted Bills	15	12/2026	AUD	9,923	(14)
90 Day Bank Accepted Bills	9	03/2027	AUD	5,951	(5)
90 Day Bank Accepted Bills	6	06/2027	AUD	3,963	1
ASX SPI 200 Index	16	03/2026	AUD	2,328	(12)
Australian Dollar	371	03/2026	USD	24,686	71
Australian Government 3 Year Bond	19	03/2026	AUD	1,330	1
Bovespa Index-Mini	280	02/2026	BRL	1,675	—
Brent Crude Oil	56	01/2026	USD	3,360	48	(c)
Brent Crude Oil	15	02/2026	USD	918	(11	)(c)
Brent Crude Oil	10	03/2026	USD	611	(8	)(c)
British Pound	327	03/2026	USD	27,328	177
CAC40 10 Euro	63	01/2026	EUR	6,019	18
Canadian Dollar	103	03/2026	USD	7,553	(21)
Canadian Government 5 Year Bond	2	03/2026	CAD	166	(1)
Canadian Government 10 Year Bond	13	03/2026	CAD	1,157	(12)
Cboe Volatility Index	44	01/2026	USD	869	(141)
Cboe Volatility Index	22	02/2026	USD	443	(35)
Cboe Volatility Index	6	03/2026	USD	123	(4)
Coffee	16	03/2026	USD	2,345	(252	)(c)
Coffee	1	05/2026	USD	126	(1	)(c)
Copper	120	03/2026	USD	15,727	1,319	(c)
Cotton	5	03/2026	USD	162	(1	)(c)
Cotton	1	05/2026	USD	33	(—	)(c)(h)
Cotton	1	07/2026	USD	33	—	(c)(h)
Crude Oil	60	01/2026	USD	3,452	(6	)(c)
Crude Oil	6	03/2026	USD	342	1	(c)
Crude Oil	3	04/2026	USD	171	—	(c)(h)
Czech Koruna Cross-Rate	4	03/2026	EUR	774	3
Dax Index	19	03/2026	EUR	13,564	218
Dollar Index	359	03/2026	USD	35,487	(288)

SEE NOTES TO FINANCIAL STATEMENTS.

322	SIX CIRCLES TRUST	DECEMBER 31, 2025

Futures contracts outstanding as of December 31, 2025:
Exchange Traded
DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)($)
E-mini Dow Jones Industrial Average Index	6	03/2026	USD	1,467	(17)
E-mini Russell 2000 Index	123	03/2026	USD	15,858	(495)
Euro BTP Italian Government Bonds	142	03/2026	EUR	20,120	(64)
Euro Fx	420	03/2026	USD	61,727	118
Euro STOXX 50 Index	135	03/2026	EUR	9,139	128
Euro-Oat French Government Bonds	5	03/2026	EUR	711	(3)
Feeder Cattle	1	01/2026	USD	170	5	(c)
Feeder Cattle	2	03/2026	USD	326	20	(c)
Frozen Concentrated Orange Juice	1	03/2026	USD	31	(1	)(c)
FTSE 100 Index	83	03/2026	GBP	10,917	205
FTSE MIB Index	42	03/2026	EUR	10,962	157
Gas Oil	3	01/2026	USD	204	(18	)(c)
Gas Oil	6	02/2026	USD	385	(13	)(c)
Gas Oil	4	03/2026	USD	247	(1	)(c)
Gasoline RBOB	6	01/2026	USD	447	(15	)(c)
Gasoline RBOB	3	02/2026	USD	224	(4	)(c)
Gasoline RBOB	1	03/2026	USD	83	(1	)(c)
Gasoline RBOB	1	04/2026	USD	83	(1	)(c)
Gasoline RBOB	1	05/2026	USD	86	(3	)(c)
Gold 100 oz	77	02/2026	USD	32,388	1,038	(c)
Hang Seng China Enterprise Index	26	01/2026	HKD	1,501	(14)
Hang Seng Index	21	01/2026	HKD	3,493	(33)
Hungarian Forint	11	03/2026	EUR	1,003	(2)
ICE 3 Month SONIA	296	06/2027	GBP	96,394	2
ICE 3 Month SONIA	190	03/2028	GBP	61,803	(13)
IFSC NIFTY 50 Index	122	01/2026	USD	6,446	(35)
Japanese Yen	306	03/2026	USD	24,696	(145)
KOSPI 200 Index	55	03/2026	KRW	5,531	272
Lean Hogs	19	02/2026	USD	629	18	(c)
Lean Hogs	41	04/2026	USD	1,463	12	(c)
Live Cattle	13	02/2026	USD	1,136	68	(c)
Live Cattle	8	04/2026	USD	707	36	(c)
Live Cattle	5	06/2026	USD	426	28	(c)
Live Cattle	1	08/2026	USD	89	—	(c)(h)
Long Gilt	43	03/2026	GBP	5,263	33
Mexican Peso	2,240	03/2026	USD	60,739	996
Mini MSCI EAFE Index	379	03/2026	USD	54,828	167
MSCI Emerging Markets Index	510	03/2026	USD	35,647	344
NASDAQ 100 E-mini Index	57	03/2026	USD	29,479	(458)
Natural Gas	5	01/2026	EUR	104	7	(c)
Natural Gas	5	01/2026	GBP	137	2	(c)
New York Harbor ULSD	3	01/2026	USD	276	(9	)(c)
New York Harbor ULSD	2	02/2026	USD	188	(12)
New York Harbor ULSD	1	03/2026	USD	88	(1	)(c)
Norwegian Krone Cross-Rate	5	03/2026	NOK	735	2
OMXS 30 Index	287	01/2026	SEK	8,801	225
Palladium	6	03/2026	USD	887	104	(c)
Platinum	22	04/2026	USD	2,145	104	(c)
Polish Zloty	8	03/2026	EUR	1,105	5
Robusta Coffee 10-Tonne	6	03/2026	USD	242	(5	)(c)
Robusta Coffee 10-Tonne	2	05/2026	USD	77	1	(c)
S&P 500 E-mini Index	78	03/2026	USD	26,960	(80)

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2025	SIX CIRCLES TRUST	323

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2025 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Futures contracts outstanding as of December 31, 2025:
Exchange Traded
DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)($)
S&P MidCap 400 E-mini Index	24	03/2026	USD	8,136	(155)
S&P Toronto Stock Exchange 60 Index	47	03/2026	CAD	12,679	73
SGX FTSE China A50 Index	808	01/2026	USD	12,406	(60)
SGX FTSE Taiwan Index	66	01/2026	USD	6,147	113
SGX MSCI Singapore Index	158	01/2026	SGD	5,478	1
SGX Nikkei	30	03/2026	JPY	4,840	(9)
Short Euro-BTP	11	03/2026	EUR	1,389	(2)
Silver	18	03/2026	USD	4,854	1,500	(c)
SOFR 3 Month	31	03/2026	USD	7,499	(35)
SOFR 3 Month	75	09/2026	USD	18,142	(12)
SOFR 3 Month	150	03/2027	USD	36,261	72
SOFR 3 Month	563	09/2027	USD	136,292	31
SOFR 3 Month	101	03/2028	USD	24,466	(38)
SOFR 3 Month	119	12/2028	USD	28,765	(37)
South African Rand	38	03/2026	USD	1,111	30
Soybean	23	03/2026	USD	1,259	(55	)(c)
Swiss Franc	9	03/2026	USD	1,438	(8)
Swiss Market Index	17	03/2026	CHF	2,786	48
TOPIX Index	50	03/2026	JPY	10,835	61
U.S. Treasury 2 Year Note	144	03/2026	USD	30,097	(31)
U.S. Treasury 10 Year Note	115	03/2026	USD	13,065	(135)
U.S. Treasury Long Bond	8	03/2026	USD	927	(2)
U.S. Treasury Ultra Bond	25	03/2026	USD	3,019	(69)
U.S. Ultra Treasury 10 Year Note	66	03/2026	USD	7,618	(27)
WTI Crude	5	01/2026	USD	281	6	(c)
WTI Crude	6	02/2026	USD	346	(3	)(c)
WTI Crude	19	02/2026	USD	1,100	(13	)(c)
WTI Crude	2	03/2026	USD	115	(1	)(c)
WTI Crude	1	05/2026	USD	58	(—	)(c)(h)

					4,830

Short Contracts
3MO Euro EURIBOR	(16)	06/2026	EUR	(4,606)	1
3MO Euro EURIBOR	(15)	09/2026	EUR	(4,317)	1
3MO Euro EURIBOR	(16)	12/2026	EUR	(4,603)	1
3MO Euro EURIBOR	(626)	03/2027	EUR	(180,019)	91
3MO Euro EURIBOR	(11)	06/2027	EUR	(3,160)	—	(h)
3MO Euro EURIBOR	(9)	09/2027	EUR	(2,583)	—	(h)
3MO Euro EURIBOR	(376)	12/2027	EUR	(107,815)	(30)
3MO Euro EURIBOR	(3)	03/2028	EUR	(859)	(–	)(h)
3MO Euro EURIBOR	(395)	09/2028	EUR	(113,038)	(37)
ASX SPI 200 Index	(3)	03/2026	AUD	(433)	(2)
Australian Dollar	(160)	03/2026	USD	(10,635)	(42)
Australian Government 3 Year Bond	(239)	03/2026	AUD	(16,736)	(11)
Australian Government 10 Year Bond	(295)	03/2026	AUD	(21,529)	(25)
Bovespa	(210)	01/2026	BRL	(10,601)	—
Brent Crude Oil	(52)	01/2026	USD	(3,105)	(60	)(c)
CAC40 10 Euro	(21)	01/2026	EUR	(2,003)	(10)
Canadian Dollar	(112)	03/2026	USD	(8,154)	(35)
Canadian Government 2 Year Bond	(2)	03/2026	CAD	(154)	—	(h)
Canadian Government 10 Year Bond	(95)	03/2026	CAD	(8,334)	(34)

SEE NOTES TO FINANCIAL STATEMENTS.

324	SIX CIRCLES TRUST	DECEMBER 31, 2025

Futures contracts outstanding as of December 31, 2025:
Exchange Traded
DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)($)
Canola	(137)	03/2026	CAD	(1,230)	27	(c)
Cocoa	(22)	03/2026	USD	(1,375)	41	(c)
Cocoa	(1)	05/2026	USD	(59)	(2	)(c)
Corn	(170)	03/2026	USD	(3,780)	38	(c)
Corn	(36)	05/2026	USD	(807)	(—	)(c)(h)
Corn	(7)	07/2026	USD	(160)	1	(c)
Corn	(2)	09/2026	USD	(45)	—	(c)(h)
Corn	(8)	12/2026	USD	(186)	1	(c)
Cotton	(96)	03/2026	USD	(3,170)	85	(c)
Crude Oil	(57)	01/2026	USD	(3,251)	(22	)(c)
Dollar Index	(74)	01/2026	KRW	(755)	15
ECX Emission	(1)	12/2026	EUR	(99)	(4	)(c)
E-mini Russell 2000 Index	(31)	03/2026	USD	(3,993)	121
Euro BOBL	(360)	03/2026	EUR	(49,212)	68
Euro Bund	(169)	03/2026	EUR	(25,392)	56
Euro Buxl	(120)	03/2026	EUR	(15,749)	219
Euro Schatz	(1,735)	03/2026	EUR	(217,952)	211
Euro STOXX 50 Index	(3)	03/2026	EUR	(204)	(2)
Euro-Oat French Government Bonds	(65)	03/2026	EUR	(9,192)	(20)
FTSE 40 Index	(17)	03/2026	ZAR	(1,104)	(18)
FTSE 100 Index	(28)	03/2026	GBP	(3,693)	(59)
Gas Oil	(3)	02/2026	USD	(186)	(—	)(c)(h)
Gasoline RBOB	(18)	01/2026	USD	(1,312)	15	(c)
Hard Red Winter Wheat	(286)	03/2026	USD	(7,550)	189	(c)
Hard Red Winter Wheat	(14)	05/2026	USD	(379)	9	(c)
Hard Red Winter Wheat	(13)	07/2026	USD	(360)	8	(c)
IBEX 35 Index	(7)	01/2026	EUR	(1,399)	(22)
ICE 3 Month SONIA	(16)	09/2026	GBP	(5,198)	(10)
ICE 3 Month SONIA	(11)	12/2026	GBP	(3,574)	(9)
ICE 3 Month SONIA	(16)	03/2027	GBP	(5,201)	(11)
ICE 3 Month SONIA	(12)	06/2027	GBP	(3,905)	(3)
Israeli Shekel	(5)	03/2026	USD	(1,553)	(16)
Japan Government 10 Year Bond	(62)	03/2026	JPY	(52,817)	408
Japanese Yen	(1,139)	03/2026	USD	(92,531)	1,149
Korea 3-Year Bond	(54)	03/2026	KRW	(3,944)	(8)
Korea 10-Year Bond	(25)	03/2026	KRW	(1,955)	(4)
Lean Hogs	(5)	02/2026	USD	(163)	(7	)(c)
Lean Hogs	(2)	04/2026	USD	(72)	—	(c)(h)
Lean Hogs	(1)	06/2026	USD	(40)	(1	)(c)
London Cocoa	(8)	03/2026	GBP	(489)	17	(c)
London Cocoa	(6)	05/2026	GBP	(333)	(21	)(c)
Milling Wheat	(408)	03/2026	EUR	(4,622)	73	(c)
Milling Wheat	(17)	05/2026	EUR	(199)	8	(c)
Milling Wheat	(6)	09/2026	EUR	(72)	4	(c)
Milling Wheat	(5)	12/2026	EUR	(61)	2	(c)
Natural Gas	(205)	01/2026	USD	(7,745)	189	(c)
Natural Gas	(9)	02/2026	USD	(320)	39	(c)
Natural Gas	(4)	03/2026	USD	(146)	20	(c)
Natural Gas	(1)	04/2026	USD	(33)	—	(c)(h)
New York Harbor ULSD	(19)	01/2026	USD	(1,706)	13	(c)
New Zealand Dollar	(206)	03/2026	USD	(11,946)	64
Nikkei 225	(30)	03/2026	JPY	(1,839)	5

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2025	SIX CIRCLES TRUST	325

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2025 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Futures contracts outstanding as of December 31, 2025:
Exchange Traded
DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)($)
Palladium	(3)	03/2026	USD	(426)	(69	)(c)
Platinum	(25)	04/2026	USD	(2,654)	99	(c)
Rapeseed Euro	(1)	01/2026	EUR	(28)	1	(c)
Rapeseed Euro	(69)	04/2026	EUR	(1,852)	28	(c)
Rapeseed Euro	(1)	07/2026	EUR	(27)	1	(c)
Red Spring Wheat	(87)	03/2026	USD	(2,534)	38	(c)
Robusta Coffee 10-Tonne	(9)	03/2026	USD	(338)	(17	)(c)
S&P MidCap 400 E-mini Index	(4)	03/2026	USD	(1,360)	30
SGX FTSE Taiwan Index	(1)	01/2026	USD	(94)	(1)
SGX Nikkei	(2)	03/2026	JPY	(321)	(1)
Short Euro-BTP	(88)	03/2026	EUR	(11,088)	(11)
Silver	(9)	03/2026	USD	(2,335)	(843	)(c)
SOFR 3 Month	(331)	06/2026	USD	(80,214)	372
SOFR 3 Month	(67)	09/2026	USD	(16,213)	18
SOFR 3 Month	(74)	12/2026	USD	(17,939)	23
SOFR 3 Month	(114)	03/2027	USD	(27,647)	33
SOFR 3 Month	(267)	06/2027	USD	(64,671)	—	(h)
SOFR 3 Month	(88)	09/2027	USD	(21,332)	24
SOFR 3 Month	(70)	12/2027	USD	(16,968)	27
SOFR 3 Month	(77)	03/2028	USD	(18,649)	25
SOFR 3 Month	(43)	06/2028	USD	(10,392)	(1)
Soybean	(21)	03/2026	USD	(1,139)	39	(c)
Soybean	(4)	05/2026	USD	(218)	6	(c)
Soybean	(3)	07/2026	USD	(168)	7	(c)
Soybean Meal	(11)	03/2026	USD	(347)	18	(c)
Soybean Meal	(42)	05/2026	USD	(1,288)	11	(c)
Soybean Meal	(3)	07/2026	USD	(97)	5	(c)
Soybean Oil	(145)	03/2026	USD	(4,254)	30	(c)
Soybean Oil	(3)	05/2026	USD	(94)	5	(c)
Soybean Oil	(1)	07/2026	USD	(31)	1	(c)
Soybean Oil	(1)	08/2026	USD	(30)	—	(c)(h)
Sugar	(347)	02/2026	USD	(6,182)	349	(c)
Sugar	(18)	04/2026	USD	(302)	6	(c)
Sugar	(1)	06/2026	USD	(18)	1	(c)
Swedish Krona	(1)	03/2026	SEK	(149)	2
Swiss Franc	(57)	03/2026	USD	(8,990)	(64)
U.S. Treasury 2 Year Note	(250)	03/2026	USD	(52,205)	7
U.S. Treasury 5 Year Note	(134)	03/2026	USD	(14,677)	30
U.S. Treasury 10 Year Note	(149)	03/2026	USD	(16,843)	90
U.S. Treasury Long Bond	(414)	03/2026	USD	(48,560)	705
U.S. Treasury Ultra Bond	(25)	03/2026	USD	(2,951)	1
U.S. Ultra Treasury 10 Year Note	(17)	03/2026	USD	(1,966)	11
Wheat	(10)	03/2026	USD	(272)	19	(c)
Wheat	(4)	05/2026	USD	(109)	6	(c)
Wheat	(2)	07/2026	USD	(55)	2	(c)
White Sugar	(10)	02/2026	USD	(210)	(4	)(c)
White Sugar	(5)	04/2026	USD	(104)	(2	)(c)
White Sugar	(1)	07/2026	USD	(21)	(—	)(c)(h)
WTI Crude	(4)	02/2026	USD	(231)	2	(c)

					3,723

Total unrealized appreciation (depreciation)					8,553

SEE NOTES TO FINANCIAL STATEMENTS.

326	SIX CIRCLES TRUST	DECEMBER 31, 2025

Forward foreign currency exchange contracts outstanding as of December 31, 2025:
CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)($)
AUD	212	USD	141	Brown Brothers Harriman & Co.	01/15/2026	1
USD	128	AUD	191	Brown Brothers Harriman & Co.	01/15/2026	1
USD	53	AUD	79	Brown Brothers Harriman & Co.	01/15/2026	—	(h)
CAD	42	USD	31	Brown Brothers Harriman & Co.	01/15/2026	—	(c)(h)
USD	61	CAD	83	Brown Brothers Harriman & Co.	01/15/2026	—	(h)
USD	48	EUR	41	Brown Brothers Harriman & Co.	01/15/2026	—	(h)
USD	2,793	EUR	2,371	Brown Brothers Harriman & Co.	01/15/2026	6
USD	252	EUR	214	Brown Brothers Harriman & Co.	01/15/2026	—	(h)
USD	106	EUR	89	Brown Brothers Harriman & Co.	01/15/2026	—	(h)
USD	708	EUR	600	Brown Brothers Harriman & Co.	01/15/2026	3
USD	58	EUR	49	Brown Brothers Harriman & Co.	01/15/2026	—	(h)
USD	143	EUR	122	Brown Brothers Harriman & Co.	01/15/2026	—	(h)
USD	400	EUR	340	Brown Brothers Harriman & Co.	01/15/2026	—	(h)
USD	1,437	EUR	1,220	Brown Brothers Harriman & Co.	01/15/2026	2
EUR	290	USD	340	Brown Brothers Harriman & Co.	01/15/2026	—	(h)
USD	40	EUR	34	Brown Brothers Harriman & Co.	01/15/2026	—	(c)(h)
USD	411	EUR	349	Brown Brothers Harriman & Co.	01/15/2026	1	(c)
USD	56	EUR	47	Brown Brothers Harriman & Co.	01/15/2026	—	(c)(h)
USD	51	EUR	43	Brown Brothers Harriman & Co.	01/15/2026	—	(c)(h)
EUR	691	USD	812	Brown Brothers Harriman & Co.	01/15/2026	1
GBP	111	USD	150	Brown Brothers Harriman & Co.	01/15/2026	1
GBP	279	USD	373	Brown Brothers Harriman & Co.	01/15/2026	3
GBP	77	USD	103	Brown Brothers Harriman & Co.	01/15/2026	1
GBP	136	USD	181	Brown Brothers Harriman & Co.	01/15/2026	2
USD	46	GBP	34	Brown Brothers Harriman & Co.	01/15/2026	—	(h)
GBP	43	USD	58	Brown Brothers Harriman & Co.	01/15/2026	—	(c)(h)
USD	61	HKD	471	Brown Brothers Harriman & Co.	01/15/2026	—	(h)
USD	55	HKD	424	Brown Brothers Harriman & Co.	01/15/2026	—	(h)
JPY	37,221	USD	237	Brown Brothers Harriman & Co.	01/15/2026	1
USD	91	JPY	14,067	Brown Brothers Harriman & Co.	01/15/2026	1
USD	1,363	JPY	211,462	Brown Brothers Harriman & Co.	01/15/2026	12
USD	115	JPY	17,906	Brown Brothers Harriman & Co.	01/15/2026	—	(h)
USD	51	JPY	7,801	Brown Brothers Harriman & Co.	01/15/2026	1
SEK	406	USD	44	Brown Brothers Harriman & Co.	01/15/2026	—	(h)
USD	1,044	SEK	9,591	Brown Brothers Harriman & Co.	01/15/2026	1

Total unrealized appreciation						38

USD	1,681	EUR	1,448	Barclays Bank plc	01/14/2026	(21)
AUD	147	USD	98	Brown Brothers Harriman & Co.	01/15/2026	(—	)(h)
USD	138	AUD	207	Brown Brothers Harriman & Co.	01/15/2026	(—	)(h)
USD	1,185	AUD	1,784	Brown Brothers Harriman & Co.	01/15/2026	(6)
CAD	179	USD	131	Brown Brothers Harriman & Co.	01/15/2026	(—	)(h)
USD	43	CAD	59	Brown Brothers Harriman & Co.	01/15/2026	(—	)(c)(h)
EUR	79	USD	93	Brown Brothers Harriman & Co.	01/15/2026	(1)
USD	58	EUR	50	Brown Brothers Harriman & Co.	01/15/2026	(—	)(h)
USD	1,434	EUR	1,223	Brown Brothers Harriman & Co.	01/15/2026	(4)
EUR	77	USD	91	Brown Brothers Harriman & Co.	01/15/2026	(—	)(h)
USD	62	EUR	52	Brown Brothers Harriman & Co.	01/15/2026	(—	)(c)(h)
USD	35	EUR	30	Brown Brothers Harriman & Co.	01/15/2026	(—	)(c)(h)
USD	206	EUR	176	Brown Brothers Harriman & Co.	01/15/2026	(1)
USD	1,530	GBP	1,142	Brown Brothers Harriman & Co.	01/15/2026	(10)
USD	199	GBP	148	Brown Brothers Harriman & Co.	01/15/2026	(1	)(c)
USD	83	GBP	62	Brown Brothers Harriman & Co.	01/15/2026	(1	)(c)
USD	103	GBP	77	Brown Brothers Harriman & Co.	01/15/2026	(1)

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2025	SIX CIRCLES TRUST	327

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2025 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Forward foreign currency exchange contracts outstanding as of December 31, 2025:
CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)($)
HKD	321	USD	41	Brown Brothers Harriman & Co.	01/15/2026	(—	)(h)
HKD	340	USD	44	Brown Brothers Harriman & Co.	01/15/2026	(—	)(h)
HKD	1,069	USD	137	Brown Brothers Harriman & Co.	01/15/2026	(—	)(h)
JPY	47,496	USD	305	Brown Brothers Harriman & Co.	01/15/2026	(2)
JPY	13,358	USD	86	Brown Brothers Harriman & Co.	01/15/2026	(1)
JPY	11,596	USD	75	Brown Brothers Harriman & Co.	01/15/2026	(1)
JPY	17,447	USD	112	Brown Brothers Harriman & Co.	01/15/2026	(1)
USD	107	JPY	16,759	Brown Brothers Harriman & Co.	01/15/2026	(—	)(h)
USD	57	SEK	526	Brown Brothers Harriman & Co.	01/15/2026	(—	)(h)
USD	45	SEK	411	Brown Brothers Harriman & Co.	01/15/2026	(—	)(h)
SEK	1,524	USD	166	Brown Brothers Harriman & Co.	01/15/2026	(1)
SEK	745	USD	81	Brown Brothers Harriman & Co.	01/15/2026	(—	)(h)
USD	53	SGD	68	Brown Brothers Harriman & Co.	01/15/2026	(—	)(h)
USD	1,503	EUR	1,286	Morgan Stanley & Co.	02/20/2026	(11)

Total unrealized depreciation						(63)

Net unrealized appreciation (depreciation)						(25)

Centrally Cleared Interest Rate Swap contracts outstanding as of December 31, 2025:
FLOATING RATE INDEX (a)	FIXED RATE	PAY/ RECEIVE FLOATING RATE	MATURITY DATE	NOTIONAL AMOUNT		UPFRONT PAYMENTS (RECEIPTS)($)	UNREALIZED APPRECIATION (DEPRECIATION)($)	VALUE($)
United States SOFR	3.41% annually	Receive	10/16/2032	USD	3,000	—	37	37
United States SOFR	3.48% annually	Receive	10/21/2032	USD	3,700	—	30	30
United States SOFR	3.75% annually	Pay	12/18/2034	USD	3,300	(7)	10	3
United States SOFR	3.25% annually	Receive	03/19/2035	USD	4,200	276	(75)	201
United States SOFR	3.25% annually	Receive	06/18/2035	USD	4,200	123	74	197
United States SOFR	3.75% annually	Receive	09/17/2035	USD	23,600	(186)	273	87

Total						206	349	555

(a)	Value of floating rate index as of December 31, 2025 was as follows:

FLOATING RATE INDEX
United States SOFR	3.87%

Centrally Cleared Credit Default Swaps contracts outstanding — sell protection (1) as of December 31, 2025:
REFERENCE OBLIGATION/INDEX	FINANCING RATE RECEIVED BY THE FUND(%)	PAYMENT FREQUENCY	MATURITY DATE	IMPLIED CREDIT SPREAD(%) (2)	NOTIONAL AMOUNT (3)		UPFRONT PAYMENTS (RECEIPTS)($) (4)	UNREALIZED APPRECIATION (DEPRECIATION)($)	VALUE($)
CDX.EM.44 12/30	1.00	Quarterly	12/20/2030	1.24	USD	2,000	(42)	21	(21)
ITRX EUROPE 12/30	1.00	Quarterly	12/20/2030	0.51	EUR	7,000	181	12	193
CDX.NA.IG.45 12/30	1.00	Quarterly	12/20/2030	0.50	USD	14,000	320	1	321
ITRX EUR XOVER 12/30	5.00	Quarterly	12/20/2030	2.44	EUR	3,000	373	22	395
ITRX EUR SNR FIN 12/30	1.00	Quarterly	12/20/2030	0.54	EUR	2,000	46	4	50

Total							878	60	938

(1)

The Fund, as a seller of credit protection, receives periodic payments and may also receive or pay an upfront premium from or to the protection buyer, and is obligated to make a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.

SEE NOTES TO FINANCIAL STATEMENTS.

328	SIX CIRCLES TRUST	DECEMBER 31, 2025

(2)

Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e. make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included a particular index.

(3)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
(4)

Upfront payments and receipts generally represent premiums paid or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

OTC Total Return Index Swap contracts outstanding as of December 31, 2025:
REFERENCE INDEX	FLOATING RATE PAID BY THE FUND	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE	NOTIONAL AMOUNT		UPFRONT PAYMENTS (RECEIPTS) ($)		UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
iBoxx USD Liquid Leveraged Loans Total Return Index	United States SOFR	Quarterly	Morgan Stanley & Co.	03/20/2026	USD	3,640	(–	)(h)	6	6
iBoxx USD Liquid Leveraged Loans Total Return Index	United States SOFR	Quarterly	Morgan Stanley & Co.	06/20/2026	USD	4,000	(–	)(h)	5	5
iBoxx USD Liquid Leveraged Loans Total Return Index	United States SOFR	Quarterly	Morgan Stanley & Co.	03/20/2026	USD	1,040	(–	)(h)	40	40

Total							(–	)(h)	51	51

Written Put Option Contract on securities as of December 31, 2025:
DESCRIPTION	COUNTERPARTY	NUMBER OF CONTRACTS	NOTIONAL AMOUNT		EXERCISE PRICE		EXPIRATION DATE	VALUE
FNMA or FHLMC, Single Family, 30 years, TBA, 4.00%, 02/12/2056	BofA Securities, Inc.	(3,500)	USD	(614)	USD	93.75	02/05/2026	$(7)

Total Written Options Contract (Premiums Received $8)								(7)

Purchased Call Interest Rate Swaptions contracts outstanding as of December 31, 2025:
DESCRIPTION	COUNTERPARTY	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	EXERCISE PRICE	EXPIRATION DATE	VALUE
10-Year Swaption, United States SOFR	Bank of America, NA	1,700	633	4.26	02/13/2035	$67
10-Year Swaption, United States SOFR	Bank of America, NA	1,700	622	4.25	02/20/2035	66
10-Year Swaption, United States SOFR	Bank of America, NA	1,100	415	4.27	05/01/2035	43
10-Year Swaption, United States SOFR	Bank of America, NA	1,000	401	4.47	06/04/2035	45
10-Year Swaption, United States SOFR	Bank of America, NA	4,000	1,572	4.40	06/25/2035	173
10-Year Swaption, United States SOFR	Bank of America, NA	4,200	1,752	4.64	07/23/2035	211
10-Year Swaption, United States SOFR	Bank of America, NA	2,000	779	4.43	08/06/2035	88
10-Year Swaption, United States SOFR	Bank of America, NA	1,400	566	4.69	08/27/2035	73
7-Year Swaption, United States SOFR	Wells Fargo Bank, NA	6,200	61	2.50	05/29/2026	3

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2025	SIX CIRCLES TRUST	329

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2025 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Purchased Call Interest Rate Swaptions contracts outstanding as of December 31, 2025:
DESCRIPTION	COUNTERPARTY	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	EXERCISE PRICE	EXPIRATION DATE	VALUE
7-Year Swaption, United States SOFR	Bank of America, NA	12,800	95	2.50	06/16/2026	7
7-Year Swaption, United States SOFR	Bank of America, NA	31,000	232	2.50	06/17/2026	16
7-Year Swaption, United States SOFR	Bank of America, NA	11,300	97	2.60	06/17/2026	8
7-Year Swaption, United States SOFR	Bank of America, NA	4,800	31	2.70	03/23/2026	1
7-Year Swaption, United States SOFR	Bank of America, NA	3,000	78	3.13	04/14/2026	5
7-Year Swaption, United States SOFR	Bank of America, NA	13,900	145	3.19	03/04/2026	13

						819

Purchased Put Interest Rate Swaptions contracts outstanding as of December 31, 2025:
DESCRIPTION	COUNTERPARTY	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	EXERCISE PRICE	EXPIRATION DATE	VALUE

10-Year Swaption, United States SOFR	Bank of America, NA	3,000	69	5.50	01/30/2026	—	(h)
10-Year Swaption, United States SOFR	Bank of America, NA	20,800	898	3.91	03/04/2026	114
10-Year Swaption, United States SOFR	Bank of America, NA	1,400	566	4.69	08/27/2035	76
10-Year Swaption, United States SOFR	Bank of America, NA	2,000	795	4.40	08/06/2035	123
10-Year Swaption, United States SOFR	Bank of America, NA	2,100	876	4.64	07/23/2035	116
10-Year Swaption, United States SOFR	Bank of America, NA	2,000	795	4.40	06/25/2035	123
10-Year Swaption, United States SOFR	Bank of America, NA	1,000	401	4.47	06/04/2035	60
10-Year Swaption, United States SOFR	Bank of America, NA	1,100	415	4.27	05/01/2035	72
10-Year Swaption, United States SOFR	Bank of America, NA	1,700	622	4.25	02/20/2035	112
10-Year Swaption, United States SOFR	Bank of America, NA	1,700	633	4.26	02/13/2035	111
7-Year Swaption, United States SOFR	Bank of America, NA	49,600	173	4.50	04/17/2026	13
7-Year Swaption, United States SOFR	Wells Fargo Bank, NA	3,900	64	5.00	04/03/2026	—	(h)
7-Year Swaption, United States SOFR	Wells Fargo Bank, NA	2,900	54	5.00	03/31/2026	—	(h)
7-Year Swaption, United States SOFR	Wells Fargo Bank, NA	2,400	47	5.00	03/30/2026	—	(h)
7-Year Swaption, United States SOFR	Bank of America, NA	3,200	58	5.00	03/20/2026	—	(h)
7-Year Swaption, United States SOFR	Bank of America, NA	38,400	103	4.75	04/09/2026	2
7-Year Swaption, United States SOFR	Barclays Bank plc	5,100	77	5.00	04/06/2026	—	(h)
7-Year Swaption, United States SOFR	Bank of America, NA	48,500	159	4.75	05/15/2026	10
7-Year Swaption, United States SOFR	Bank of America, NA	88,000	124	5.00	3/30/2026	1

						933

Total Purchased Interest Rate Swaptions contracts (Premiums Paid $3,357)						1,752

SEE NOTES TO FINANCIAL STATEMENTS.

330	SIX CIRCLES TRUST	DECEMBER 31, 2025

Written Call Interest Rate Swaptions contracts on securities as of December 31, 2025:
DESCRIPTION	COUNTERPARTY	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	EXERCISE PRICE	EXPIRATION DATE	VALUE
7-Year Swaption, United States SOFR	Bank of America, NA	(3,800)	(79)	3.20	03/30/2026	$(7)
7-Year Swaption, United States SOFR	Bank of America, NA	(3,100)	(71)	3.26	04/09/2026	(8)
7-Year Swaption, United States SOFR	Bank of America, NA	(4,800)	(119)	3.11	04/17/2026	(8)

						(23)

Written Put Interest Rate Swaptions contracts outstanding as of December 31, 2025:
DESCRIPTION	COUNTERPARTY	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	EXERCISE PRICE	EXPIRATION DATE	VALUE
7-Year Swaption, United States SOFR	Bank of America, NA	(3,100)	(90)	3.63	04/14/2026	(28)

						(28)

Total Written Interest Rate Swaptions contracts (Premiums Received $110)						(51)

Reverse Repurchase Agreements
COUNTERPARTY	BORROWING RATE	SETTLEMENT DATE	MATURITY DATE	AMOUNT BORROWED	PAYABLE FOR REVERSE REPURCHASE AGREEMENTS($)	COLLATERAL PLEDGED/ (RECEIVED)($)	NET AMOUNT (DUE TO)/ FROM COUNTERPATRY($)
CITIGROUP GLOBAL MARKETS INC.	3.97%	12/11/2025	1/7/2026	(6,934)	(6,950)	6,950	—
WELLS FARGO SECURITIES, LLC	3.97%	12/11/2025	1/7/2026	(39,669)	(39,761)	41,397	1,636
CREDIT AGRICOLE SECURITIES USA	3.96%	12/11/2025	1/7/2026	(23,592)	(23,647)	23,647	—

					(70,358)

Accounted for as Secured Borrowings
Remaining Contractual Maturity of the Agreements
	OVERNIGHT AND CONTINUOUS	UP TO 30 DAYS	31-90 DAYS	GREATER THAN 90 DAYS	TOTAL
Reverse Repurchase Agreements
Mortgage Backed Securities	—	(70,358)	—	—	(70,358)

Payable for Reverse Repurchase Agreements					(70,358)

Total Return Swaps Outstanding as of December 31, 2025:
COUNTERPARTY	Description	TERMINATION DATE	NOTIONAL VALUE (1)	NET UNREALIZED APPRECIATION/ (DEPRECIATION) ($) (2)	NET CASH AND OTHER RECEIVABLES/ PAYABLES ($)	VALUE ($)
Barclays Bank plc	The Fund receives a return on portfolio of long and short equity positions and pays or receives 3.6% on long positions and short positions respectively, plus or minus spread (rates range from -0.25% to 0.3%) which is denominated in AUD based on the local currencies of the positions within the swap	09/16/2026	(6,543)	(17)	(83)	(100)

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2025	SIX CIRCLES TRUST	331

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2025 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
Short Positions
Common Stocks
Australia
ALS Ltd.	(4)	(80)	1		0.0	(g)
ANZ Group Holdings Ltd.	(100)	(3,620)	(5)		0.0	(g)
APA Group	(9)	(88)	2		0.0	(g)
ASX Ltd.	(2)	(81)	1		0.0	(g)
BHP Group Ltd.	(4)	(171)	(1)		0.0	(g)
BlueScope Steel Ltd.	(2)	(45)	—	(h)	0.0	(g)
Brambles Ltd.	(4)	(92)	—	(h)	0.0	(g)
CAR Group Ltd.	(3)	(78)	—	(h)	0.0	(g)
Dexus	(2)	(14)	—	(h)	0.0	(g)
Genesis Minerals Ltd.	(18)	(130)	—	(h)	0.0	(g)
Goodman Group	(2)	(63)	(3)		0.0	(g)
Medibank Pvt Ltd.	(54)	(258)	(1)		0.0	(g)
National Australia Bank Ltd.	(51)	(2,166)	(6)		0.0	(g)
NEXTDC Ltd.	(3)	(36)	—	(h)	0.0	(g)
Northern Star Resources Ltd.	(31)	(822)	3		0.0	(g)
Ramelius Resources Ltd.	(15)	(62)	—	(h)	0.0	(g)
Rio Tinto Ltd.	— (h)	(27)	—	(h)	0.0	(g)
Scentre Group	(31)	(132)	—	(h)	0.0	(g)
Sigma Healthcare Ltd.	(100)	(296)	1		0.0	(g)
Stockland	(3)	(18)	—	(h)	0.0	(g)
Telix Pharmaceuticals Ltd.	(1)	(14)	1		0.0	(g)
Vicinity Ltd.	(25)	(65)	—	(h)	0.0	(g)
Westpac Banking Corp.	—	—	—		0.0	(g)
WiseTech Global Ltd.	(11)	(736)	(9)		0.0	(g)
Woolworths Group Ltd.	(44)	(1,304)	—	(h)	0.0	(g)

Finland
Cochlear Ltd.	(1)	(134)	—	(h)	0.0	(g)

Total Short Positions of Total Return Swaps		(10,532)	(16)		0.0	(g)

Long Positions
Common Stocks
Australia
Ampol Ltd.	4	128	—	(h)	0.0	(g)
Aristocrat Leisure Ltd.	3	182	1		0.0	(g)
Aurizon Holdings Ltd.	27	96	1		0.0	(g)
Coles Group Ltd.	2	50	—	(h)	0.0	(g)
Evolution Mining Ltd.	12	155	(3)		0.0	(g)
Fortescue Ltd.	2	48	—	(h)	0.0	(g)
GPT Group (The)	38	211	(4)		0.0	(g)
HUB24 Ltd.	— (h)	12	—	(h)	0.0	(g)
Insurance Australia Group Ltd.	53	419	3		0.0	(g)
JB Hi-Fi Ltd.	— (h)	34	—	(h)	0.0	(g)
Lottery Corp. Ltd. (The)	4	20	—	(h)	0.0	(g)
Macquarie Group Ltd.	1	113	—	(h)	0.0	(g)
Mirvac Group	48	99	(1)		0.0	(g)
Orica Ltd.	13	316	(6)		0.0	(g)
Pro Medicus Ltd.	— (h)	38	—	(h)	0.0	(g)
Qantas Airways Ltd.	7	73	1		0.0	(g)
QBE Insurance Group Ltd.	5	90	1		0.0	(g)
REA Group Ltd.	1	141	—	(h)	0.0	(g)
Regis Resources Ltd.	1	8	—	(h)	0.0	(g)

SEE NOTES TO FINANCIAL STATEMENTS.

332	SIX CIRCLES TRUST	DECEMBER 31, 2025

REFERENCE ENTITY	SHARES		NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)

Long Positions — continued
Common Stocks — continued
Australia — continued
Sandfire Resources Ltd.	30		521	6	0.0	(g)
Santos Ltd.	25		153	2	0.0	(g)
SEEK Ltd.	5		124	(2)	0.0	(g)
Sonic Healthcare Ltd.	5		110	— (h)	0.0	(g)
Suncorp Group Ltd.	3		48	— (h)	0.0	(g)
Technology One Ltd.	6		168	(1)	0.0	(g)
Treasury Wine Estates Ltd.	14		70	3	0.0	(g)
Wesfarmers Ltd.	1		44	— (h)	0.0	(g)
Woodside Energy Group Ltd.	—	(h)	8	— (h)	0.0	(g)
Worley Ltd.	40		510	(2)	0.0	(g)

Total Long Positions of Total Return Swaps			3,989	(1)	0.0	(g)

Total of Long and Short Positions of Total Return Swaps			(6,543)	(17)	0.0	(g)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE (1)	NET UNREALIZED APPRECIATION/ (DEPRECIATION) ($) (2)	NET CASH AND OTHER RECEIVABLES/ PAYABLES ($)	VALUE ($)
Barclays Bank plc	The Fund receives a return on portfolio of long and short equity positions and pays or receives 2.5% on long positions and short positions respectively, plus or minus spread (rates range from -3.75% to -0.2%) which is denominated in CAD based on the local currencies of the positions within the swap	10/13/2026	(9,052)	13	(39)	(26)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
Short Positions
Common Stocks
Canada
AltaGas Ltd.	— (h)	(18)	—	(h)	0.0(g)
ARC Resources Ltd.	(17)	(436)	(4)		0.0(g)
Bank of Montreal	(1)	(211)	—	(h)	0.0(g)
Bank of Nova Scotia (The)	(9)	(854)	(5)		0.0(g)
Bombardier, Inc.	— (h)	(90)	1		0.0(g)
Brookfield Corp.	(5)	(342)	2		0.0(g)
CAE, Inc.	(9)	(381)	8		0.0(g)
Canadian National Railway Co.	(2)	(266)	(1)		0.0(g)
Canadian Utilities Ltd.	(15)	(620)	(8)		0.0(g)
Discovery Silver Corp.	(2)	(19)	1		0.0(g)
Fortis, Inc./Canada	—	—	—		0.0(g)
G Mining Ventures Corp.	(1)	(46)	2		0.0(g)
GFL Environmental, Inc.	(4)	(222)	1		0.0(g)
Gildan Activewear, Inc.	— (h)	(41)	—	(h)	0.0(g)
Great-West Lifeco, Inc.	(1)	(58)	—	(h)	0.0(g)
iA Financial Corp., Inc.	(3)	(518)	2		0.0(g)
Ivanhoe Mines Ltd.	— (h)	(7)	—	(h)	0.0(g)
Keyera Corp.	(7)	(311)	(2)		0.0(g)

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2025	SIX CIRCLES TRUST	333

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2025 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)
Short Positions — continued
Common Stocks — continued
Canada — continued
Methanex Corp.	(1)	(54)	1	0.0(g)
National Bank of Canada	(1)	(95)	1	0.0(g)
NexGen Energy Ltd.	(16)	(204)	(1)	0.0(g)
Novagold Resources, Inc.	(1)	(17)	1	0.0(g)
Nutrien Ltd.	(3)	(270)	3	0.0(g)
Pembina Pipeline Corp.	(1)	(29)	(1)	0.0(g)
Peyto Exploration & Development Corp.	(23)	(519)	(4)	0.0(g)
Power Corp. of Canada	(4)	(275)	2	0.0(g)
Restaurant Brands International, Inc.	(1)	(133)	3	0.0(g)
Royal Bank of Canada	(1)	(348)	— (h)	0.0(g)
Shopify, Inc.	— (h)	(35)	1	0.0(g)
South Bow Corp.	(2)	(94)	1	0.0(g)
TC Energy Corp.	(6)	(419)	— (h)	0.0(g)
Torex Gold Resources, Inc.	(2)	(157)	6	0.0(g)
Toronto-Dominion Bank (The)	(4)	(568)	(4)	0.0(g)
Tourmaline Oil Corp.	(15)	(881)	(11)	0.0(g)
West Fraser Timber Co. Ltd.	— (h)	(25)	(1)	0.0(g)
Whitecap Resources, Inc.	(1)	(13)	— (h)	0.0(g)

United States
Brookfield Asset Management Ltd.	(1)	(47)	— (h)	0.0(g)
Energy Fuels, Inc./Canada	(2)	(36)	1	0.0(g)
SSR Mining, Inc.	(12)	(393)	18	0.0(g)

Total Short Positions of Total Return Swaps		(9,052)	13	0.0(g)

Total of Long and Short Positions of Total Return Swaps		(9,052)	13	0.0(g)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE (1)	NET UNREALIZED APPRECIATION/ (DEPRECIATION) ($) (2)	NET CASH AND OTHER RECEIVABLES/ PAYABLES ($)	VALUE ($)
Barclays Bank plc	The Fund receives a return on portfolio of long and short equity positions and pays or receives -0.08% on long positions and short positions respectively, plus or minus spread (rates range from -0.26% to 0.26%) which is denominated in CHF based on the local currencies of the positions within the swap	10/15/2026	(1,432)	(1)	—	(1)

REFERENCE ENTITY	SHARES		NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
Short Positions
Common Stocks
Switzerland
Alcon AG	(1)		(59)	—	(h)	0.0	(g)
Avolta AG	—	(h)	(11)	—	(h)	0.0	(g)
Belimo Holding AG	—	(h)	(6)	—	(h)	0.0	(g)
BKW AG	—	(h)	(63)	—	(h)	0.0	(g)
Geberit AG	(1)		(726)	—	(h)	0.0	(g)

SEE NOTES TO FINANCIAL STATEMENTS.

334	SIX CIRCLES TRUST	DECEMBER 31, 2025

REFERENCE ENTITY	SHARES		NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
Short Positions — continued
Common Stocks — continued
Switzerland — continued
Givaudan SA	—	(h)	(166)	(1)		0.0	(g)
Kuehne + Nagel International AG	—	(h)	(49)	—	(h)	0.0	(g)
Sandoz Group AG	(2)		(132)	1		0.0	(g)
Straumann Holding AG	—	(h)	(7)	—	(h)	0.0	(g)
Swiss Life Holding AG	—	(h)	(202)	(1)		0.0	(g)
Swiss Prime Site AG	—	(h)	(41)	—	(h)	0.0	(g)
Swiss Re AG	(5)		(689)	(6)		0.0	(g)
Swisscom AG	—	(h)	(108)	(2)		0.0	(g)
VAT Group AG	—	(h)	(153)	(1)		0.0	(g)

Total Short Positions of Total Return Swaps			(2,412)	(10)		0.0	(g)

Long Positions
Common Stocks
Switzerland
ABB Ltd.	—	(h)	26	—	(h)	0.0	(g)
Accelleron Industries AG	—	(h)	29	—	(h)	0.0	(g)
Barry Callebaut AG	—	(h)	8	—	(h)	0.0	(g)
Chocoladefabriken Lindt & Spruengli AG	—	(h)	82	(1)		0.0	(g)
Flughafen Zurich AG	—	(h)	15	—	(h)	0.0	(g)
Holcim AG	1		41	—	(h)	0.0	(g)
Julius Baer Group Ltd.	—	(h)	14	—	(h)	0.0	(g)
Logitech International SA	—	(h)	33	—	(h)	0.0	(g)
Lonza Group AG	—	(h)	235	4		0.0	(g)
Partners Group Holding AG	—	(h)	8	—	(h)	0.0	(g)
PSP Swiss Property AG	—	(h)	24	—	(h)	0.0	(g)
Schindler Holding AG	1		282	2		0.0	(g)
SGS SA	—	(h)	10	—	(h)	0.0	(g)
SIG Group AG	4		37	4		0.0	(g)
Sonova Holding AG	—	(h)	67	—	(h)	0.0	(g)
Sunrise Communications AG	—	(h)	4	—	(h)	0.0	(g)
Swatch Group AG (The)	—	(h)	4	—	(h)	0.0	(g)
Swissquote Group Holding SA	—	(h)	7	—	(h)	0.0	(g)
Temenos AG	—	(h)	15	—	(h)	0.0	(g)
UBS Group AG	1		39	—	(h)	0.0	(g)

Total Long Positions of Total Return Swaps			980	9		0.0	(g)

Total of Long and Short Positions of Total Return Swaps			(1,432)	(1)		0.0	(g)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE (1)	NET UNREALIZED APPRECIATION/ (DEPRECIATION) ($) (2)	NET CASH AND OTHER RECEIVABLES/ PAYABLES ($)	VALUE ($)
Barclays Bank plc	The Fund receives a return on portfolio of long and short equity positions and pays or receives one day DESTR on long positions and short positions respectively, plus or minus spread (rates range from -0.26% to 0.26%) which is denominated in DKK based on the local currencies of the positions within the swap	10/19/2026	1,789	(1)	2	1

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2025	SIX CIRCLES TRUST	335

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2025 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

REFERENCE ENTITY	SHARES		NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
Short Positions
Common Stocks
Denmark
Carlsberg A/S	—	(h)	(151)	—	(h)	0.0	(g)
Danske Bank A/S	(1)		(387)	(1)		0.0	(g)
Demant A/S	(1)		(150)	—	(h)	0.0	(g)
DSV A/S	—	(h)	(50)	—	(h)	0.0	(g)
Novo Nordisk A/S	—	(h)	(57)	(1)		0.0	(g)
Novonesis Novozymes B	(2)		(969)	(3)		0.0	(g)
Orsted A/S	(5)		(546)	(4)		0.0	(g)
ROCKWOOL A/S	(1)		(198)	—	(h)	0.0	(g)

Total Short Positions of Total Return Swaps			(2,508)	(9)		0.0	(g)

Long Positions
Common Stocks
Denmark
AP Moller — Maersk A/S	—	(h)	536	1		0.0	(g)
Coloplast A/S	1		430	—	(h)	0.0	(g)
Genmab A/S	—	(h)	39	—	(h)	0.0	(g)
Pandora A/S	1		509	—	(h)	0.0	(g)
Tryg A/S	15		2,455	7		0.0	(g)
Vestas Wind Systems A/S	1		224	1		0.0	(g)
Zealand Pharma A/S	—	(h)	104	(1)		0.0	(g)

Total Long Positions of Total Return Swaps			4,297	8		0.0	(g)

Total of Long and Short Positions of Total Return Swaps			1,789	(1)		0.0	(g)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE (1)	NET UNREALIZED APPRECIATION/ (DEPRECIATION) ($) (2)	NET CASH AND OTHER RECEIVABLES/ PAYABLES ($)	VALUE ($)
Barclays Bank plc	The Fund receives a return on portfolio of long and short equity positions and pays or receives one day €STER on long positions and short positions respectively, plus or minus spread (rates range from -0.26% to 0.35%) which is denominated in EUR based on the local currencies of the positions within the swap	10/15/2026	(3,221)	(35)	21	(14)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
Short Positions
Common Stocks
Austria
OMV AG	(2)	(97)	(1)		0.0	(g)
Verbund AG	(1)	(44)	—	(h)	0.0	(g)

Belgium
Anheuser-Busch InBev SA	(11)	(574)	(10)		0.0	(g)
Elia Group SA	— (h)	(11)	—	(h)	0.0	(g)

SEE NOTES TO FINANCIAL STATEMENTS.

336	SIX CIRCLES TRUST	DECEMBER 31, 2025

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)
Short Positions — continued
Common Stocks — continued

Belgium — continued
KBC Group NV	(2)	(234)	1	0.0	(g)
Lotus Bakeries NV	— (h)	(23)	— (h)	0.0	(g)
Syensqo SA	(1)	(57)	(1)	0.0	(g)
UCB SA	(1)	(187)	(1)	0.0	(g)

Finland
Fortum OYJ	(9)	(156)	(2)	0.0	(g)
Kesko OYJ	(5)	(90)	(2)	0.0	(g)
Metso OYJ	(13)	(196)	(5)	0.0	(g)
Nordea Bank Abp	(12)	(183)	(3)	0.0	(g)
Orion OYJ	(1)	(39)	(1)	0.0	(g)
Stora Enso OYJ	(18)	(182)	(8)	0.0	(g)
UPM-Kymmene OYJ	(2)	(37)	(1)	0.0	(g)

France
Aeroports de Paris SA	(3)	(376)	2	0.0	(g)
Airbus SE	(7)	(1,376)	(22)	0.0	(g)
Alstom SA	(2)	(53)	(1)	0.0	(g)
Amundi SA	— (h)	(20)	— (h)	0.0	(g)
Bouygues SA	(2)	(78)	— (h)	0.0	(g)
Carrefour SA	(2)	(27)	— (h)	0.0	(g)
Danone SA	(1)	(47)	— (h)	0.0	(g)
Dassault Aviation SA	— (h)	(95)	(1)	0.0	(g)
Edenred SE	(1)	(21)	— (h)	0.0	(g)
EssilorLuxottica SA	(2)	(564)	6	0.0	(g)
FDJ UNITED	— (h)	(4)	— (h)	0.0	(g)
Gaztransport Et Technigaz SA	— (h)	(60)	1	0.0	(g)
Getlink SE	(11)	(167)	— (h)	0.0	(g)
Hermes International SCA	— (h)	(131)	(1)	0.0	(g)
Nexans SA	— (h)	(4)	— (h)	0.0	(g)
Orange SA	(8)	(105)	(3)	0.0	(g)
Pernod Ricard SA	— (h)	(11)	— (h)	0.0	(g)
Renault SA	(3)	(126)	3	0.0	(g)
Rexel SA	(25)	(823)	(11)	0.0	(g)
Sartorius Stedim Biotech	(1)	(166)	(3)	0.0	(g)
Teleperformance SE	— (h)	(5)	— (h)	0.0	(g)
TotalEnergies SE	(1)	(78)	1	0.0	(g)
Unibail-Rodamco-Westfield	(1)	(70)	— (h)	0.0	(g)

Germany
BASF SE	(15)	(665)	(12)	0.0	(g)
Bayer AG	(7)	(249)	(13)	0.0	(g)
Bayerische Motoren Werke AG	— (h)	(12)	— (h)	0.0	(g)
Beiersdorf AG	(3)	(288)	(2)	0.0	(g)
Brenntag SE	(1)	(56)	— (h)	0.0	(g)
Commerzbank AG	(3)	(94)	(2)	0.0	(g)
CTS Eventim AG & Co. KGaA	(1)	(54)	(1)	0.0	(g)
Dr Ing hc F Porsche AG	(13)	(591)	(2)	0.0	(g)
Fresenius SE & Co. KGaA	— (h)	(9)	— (h)	0.0	(g)
Hannover Rueck SE	(2)	(437)	(2)	0.0	(g)
Infineon Technologies AG	(4)	(136)	(5)	0.0	(g)
KION Group AG	(1)	(50)	(1)	0.0	(g)
Puma SE	— (h)	(6)	— (h)	0.0	(g)

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2025	SIX CIRCLES TRUST	337

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2025 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)
Short Positions — continued
Common Stocks — continued

Germany — continued
Siemens AG	— (h)	(31)	— (h)	0.0	(g)
Talanx AG	(1)	(105)	— (h)	0.0	(g)
Volkswagen AG	(2)	(221)	2	0.0	(g)

Ireland
AIB Group plc	(11)	(101)	1	0.0	(g)
Bank of Ireland Group plc	(7)	(108)	— (h)	0.0	(g)
Kingspan Group plc	(1)	(57)	— (h)	0.0	(g)
Ryanair Holdings plc	(1)	(40)	— (h)	0.0	(g)

Italy
A2A SpA	(16)	(36)	(1)	0.0	(g)
Brunello Cucinelli SpA	(2)	(230)	5	0.0	(g)
Buzzi SpA	(1)	(36)	— (h)	0.0	(g)
Davide Campari-Milano NV	(11)	(60)	— (h)	0.0	(g)
Ferrari NV	— (h)	(37)	— (h)	0.0	(g)
FinecoBank Banca Fineco SpA	(15)	(326)	(1)	0.0	(g)
Infrastrutture Wireless Italiane SpA	(12)	(96)	(2)	0.0	(g)
Moncler SpA	(5)	(278)	9	0.0	(g)
Prysmian SpA	(1)	(112)	(1)	0.0	(g)
Terna - Rete Elettrica Nazionale	(3)	(27)	— (h)	0.0	(g)

Luxembourg
ArcelorMittal SA	(1)	(35)	(1)	0.0	(g)
CVC Capital Partners plc	(13)	(179)	(1)	0.0	(g)

Netherlands
ABN AMRO Bank NV	(20)	(578)	(4)	0.0	(g)
Akzo Nobel NV	(1)	(49)	(1)	0.0	(g)
EXOR NV	(1)	(78)	— (h)	0.0	(g)
Ferrovial SE	(2)	(113)	2	0.0	(g)
Heineken Holding NV	(1)	(68)	(2)	0.0	(g)
Heineken NV	(1)	(73)	(1)	0.0	(g)
IMCD NV	— (h)	(7)	— (h)	0.0	(g)
Prosus NV	(3)	(140)	— (h)	0.0	(g)
Randstad NV	(4)	(134)	(6)	0.0	(g)
Universal Music Group NV	(3)	(73)	(1)	0.0	(g)

Poland
InPost SA	(1)	(12)	— (h)	0.0	(g)

Portugal
Banco Comercial Portugues SA	(1,319)	(1,177)	(5)	0.0	(g)
Jeronimo Martins SGPS SA	(15)	(312)	— (h)	0.0	(g)

Spain
Banco Bilbao Vizcaya Argentaria SA	(2)	(39)	— (h)	0.0	(g)
Cellnex Telecom SA	(2)	(51)	(2)	0.0	(g)
EDP Renovaveis SA	(2)	(29)	(1)	0.0	(g)
Endesa SA	(1)	(27)	— (h)	0.0	(g)
Indra Sistemas SA	(3)	(144)	(1)	0.0	(g)
Industria de Diseno Textil SA	(8)	(472)	(2)	0.0	(g)
Mapfre SA	(3)	(14)	— (h)	0.0	(g)

Switzerland
STMicroelectronics NV	(2)	(37)	(1)	0.0	(g)

SEE NOTES TO FINANCIAL STATEMENTS.

338	SIX CIRCLES TRUST	DECEMBER 31, 2025

REFERENCE ENTITY	SHARES		NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
Short Positions — continued
Common Stocks — continued

United Kingdom
International Consolidated Airlines Group SA	(4)		(19)	—	(h)	0.0	(g)

Total Short Positions of Total Return Swaps			(14,925)	(118)		0.0	(g)

Long Positions
Common Stocks
Austria
BAWAG Group AG	3		435	13		0.0	(g)

Belgium
Ageas SA	8		505	(1)		0.0	(g)
Groupe Bruxelles Lambert NV	1		86	1		0.0	(g)
Sofina SA	—	(h)	34	—	(h)	0.0	(g)

Finland
Elisa OYJ	6		235	6		0.0	(g)
Kone OYJ	1		55	—	(h)	0.0	(g)
Neste OYJ	1		22	1		0.0	(g)
Nokia OYJ	1		6	—	(h)	0.0	(g)
Sampo OYJ	2		18	—	(h)	0.0	(g)
Wartsila OYJ Abp	2		56	1		0.0	(g)

France
Air Liquide SA	—	(h)	12	—	(h)	0.0	(g)
AXA SA	2		87	—	(h)	0.0	(g)
BNP Paribas SA	1		50	—	(h)	0.0	(g)
Bollore SE	7		33	1		0.0	(g)
Bureau Veritas SA	6		174	—	(h)	0.0	(g)
Covivio SA	—	(h)	11	—	(h)	0.0	(g)
Credit Agricole SA	56		983	—	(h)	0.0	(g)
Gecina SA	3		222	4		0.0	(g)
Ipsen SA	1		135	(1)		0.0	(g)
Klepierre SA	1		42	—	(h)	0.0	(g)
L’Oreal SA	—	(h)	17	—	(h)	0.0	(g)
Safran SA	—	(h)	38	(1)		0.0	(g)
Sanofi SA	—	(h)	21	—	(h)	0.0	(g)
Societe Generale SA	1		36	—	(h)	0.0	(g)
Sodexo SA	1		33	—	(h)	0.0	(g)
SPIE SA	3		161	1		0.0	(g)
Thales SA	4		897	(3)		0.0	(g)
Valeo SE	9		103	2		0.0	(g)
Veolia Environnement SA	—	(h)	4	—	(h)	0.0	(g)

Germany
adidas AG	1		231	4		0.0	(g)
Aurubis AG	2		241	7		0.0	(g)
Continental AG	1		68	2		0.0	(g)
Deutsche Bank AG	10		317	2		0.0	(g)
Deutsche Boerse AG	—	(h)	18	—	(h)	0.0	(g)
Fresenius Medical Care AG	3		110	—	(h)	0.0	(g)
GEA Group AG	1		29	—	(h)	0.0	(g)
Henkel AG & Co. KGaA	2		147	(1)		0.0	(g)
HOCHTIEF AG	—	(h)	13	—	(h)	0.0	(g)
Knorr-Bremse AG	—	(h)	1	—	(h)	0.0	(g)

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2025	SIX CIRCLES TRUST	339

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2025 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

REFERENCE ENTITY	SHARES		NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)

Long Positions — continued
Common Stocks — continued

France — continued
LEG Immobilien SE	1		58	2		0.0	(g)
Nemetschek SE	1		51	(1)		0.0	(g)
Nordex SE	1		33	—	(h)	0.0	(g)
SAP SE	—	(h)	51	—	(h)	0.0	(g)
Sartorius AG	—	(h)	87	1		0.0	(g)
Scout24 SE	3		241	(1)		0.0	(g)
Siemens Healthineers AG	—	(h)	11	—	(h)	0.0	(g)
Symrise AG	—	(h)	23	—	(h)	0.0	(g)
Vonovia SE	3		64	2		0.0	(g)

Ireland
Kerry Group plc	1		107	2		0.0	(g)

Italy
Amplifon SpA	29		393	(2)		0.0	(g)
Banca Mediolanum SpA	2		36	—	(h)	0.0	(g)
Eni SpA	13		214	1		0.0	(g)
Generali	—	(h)	6	—	(h)	0.0	(g)
Italgas SpA	26		240	8		0.0	(g)
Mediobanca Banca di Credito Finanziario SpA	14		248	6		0.0	(g)
Poste Italiane SpA	—	(h)	6	—	(h)	0.0	(g)
Saipem SpA	7		17	—	(h)	0.0	(g)

Luxembourg
Eurofins Scientific SE	5		313	3		0.0	(g)

Netherlands
ASM International NV	—	(h)	83	1		0.0	(g)
ASML Holding NV	—	(h)	136	4		0.0	(g)
ASR Nederland NV	1		66	—	(h)	0.0	(g)
BE Semiconductor Industries NV	1		81	2		0.0	(g)
Euronext NV	—	(h)	34	—	(h)	0.0	(g)
Koninklijke Ahold Delhaize NV	34		1,190	7		0.0	(g)
Koninklijke Philips NV	12		285	4		0.0	(g)
QIAGEN NV	1		48	—	(h)	0.0	(g)
Wolters Kluwer NV	5		440	(10)		0.0	(g)

Portugal
EDP SA	177		682	12		0.0	(g)
Galp Energia SGPS SA	1		9	—	(h)	0.0	(g)

Spain
ACS Actividades de Construccion y Servicios SA	2		132	—	(h)	0.0	(g)
Bankinter SA	11		150	—	(h)	0.0	(g)
CaixaBank SA	15		153	2		0.0	(g)
Enagas SA	14		182	—	(h)	0.0	(g)
Iberdrola SA	1		27	1		0.0	(g)
Unicaja Banco SA	38		105	1		0.0	(g)

Switzerland
DSM-Firmenich AG	—	(h)	16	—	(h)	0.0	(g)

Total Long Positions of Total Return Swaps			11,704	83		0.0	(g)

Total of Long and Short Positions of Total Return Swaps			(3,221)	(35)		0.0	(g)

SEE NOTES TO FINANCIAL STATEMENTS.

340	SIX CIRCLES TRUST	DECEMBER 31, 2025

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE (1)	NET UNREALIZED APPRECIATION/ (DEPRECIATION) ($) (2)	NET CASH AND OTHER RECEIVABLES/ PAYABLES ($)	VALUE ($)
Barclays Bank plc	The Fund receives a return on portfolio of long and short equity positions and pays or receives one day SONIA on long positions and short positions respectively, plus or minus spread (rates range from -0.69% to 0.25%) which is denominated in GBP based on the local currencies of the positions within the swap	10/15/2026	747	(55)	9	(46)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)
Short Positions
Common Stocks
Australia
Greatland Resources Ltd.	(1)	(5)	— (h)	0.0	(g)

Bermuda
Hiscox Ltd.	(1)	(10)	— (h)	0.0	(g)

Ireland
DCC plc	(1)	(57)	1	0.0	(g)

Mexico
Fresnillo plc	(2)	(52)	(2)	0.0	(g)

United Kingdom
3i Group plc	(11)	(360)	(3)	0.0	(g)
Associated British Foods plc	(2)	(33)	— (h)	0.0	(g)
AstraZeneca plc	(7)	(905)	(14)	0.0	(g)
Auto Trader Group plc	(3)	(15)	— (h)	0.0	(g)
Barratt Redrow plc	(9)	(33)	(1)	0.0	(g)
Berkeley Group Holdings plc	(1)	(54)	— (h)	0.0	(g)
BT Group plc	(36)	(65)	(1)	0.0	(g)
Bunzl plc	(3)	(63)	— (h)	0.0	(g)
Centrica plc	(82)	(138)	(1)	0.0	(g)
Convatec Group plc	(35)	(85)	(1)	0.0	(g)
Croda International plc	— (h)	(7)	— (h)	0.0	(g)
Diageo plc	— (h)	(6)	— (h)	0.0	(g)
Drax Group plc	(1)	(5)	— (h)	0.0	(g)
easyJet plc	(8)	(42)	— (h)	0.0	(g)
Haleon plc	(20)	(75)	(1)	0.0	(g)
Hikma Pharmaceuticals plc	(5)	(69)	(2)	0.0	(g)
Howden Joinery Group plc	(13)	(107)	(1)	0.0	(g)
International Consolidated Airlines Group SA	(17)	(73)	1	0.0	(g)
JD Sports Fashion plc	(25)	(21)	— (h)	0.0	(g)
Land Securities Group plc	(30)	(181)	(7)	0.0	(g)
Lloyds Banking Group plc	(29)	(28)	— (h)	0.0	(g)
LondonMetric Property plc	(39)	(72)	(2)	0.0	(g)
Marks & Spencer Group plc	(72)	(231)	(7)	0.0	(g)
Melrose Industries plc	(3)	(15)	— (h)	0.0	(g)
Mondi plc	(17)	(152)	(5)	0.0	(g)
National Grid plc	— (h)	(4)	— (h)	0.0	(g)
Persimmon plc	(3)	(39)	(1)	0.0	(g)

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2025	SIX CIRCLES TRUST	341

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2025 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

REFERENCE ENTITY	SHARES		NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
Short Positions — continued

United Kingdom — continued
Rentokil Initial plc	(28)		(124)	(1)		0.0	(g)
Rio Tinto plc	—	(h)	(23)	—	(h)	0.0	(g)
Segro plc	(1)		(9)	—	(h)	0.0	(g)
Severn Trent plc	—	(h)	(8)	—	(h)	0.0	(g)
Shell plc	(10)		(259)	(5)		0.0	(g)
Spirax Group plc	—	(h)	(22)	—	(h)	0.0	(g)
SSE plc	(4)		(76)	(2)		0.0	(g)
Weir Group plc (The)	—	(h)	(7)	—	(h)	0.0	(g)
Whitbread plc	(1)		(15)	—	(h)	0.0	(g)
Wise plc	(2)		(19)	—	(h)	0.0	(g)
WPP plc	(111)		(364)	(13)		0.0	(g)

Total Short Positions of Total Return Swaps			(3,928)	(68)		0.0	(g)

Long Positions
Common Stocks
Chile
Antofagasta plc	2		49	2		0.0	(g)

Ireland
Experian plc	2		79	—	(h)	0.0	(g)

Switzerland
Coca-Cola HBC AG	1		32	—	(h)	0.0	(g)

United Kingdom
Admiral Group plc	3		108	(1)		0.0	(g)
Airtel Africa plc	3		10	1		0.0	(g)
Anglo American plc	1		42	3		0.0	(g)
Aviva plc	18		120	1		0.0	(g)
Babcock International Group plc	3		37	—	(h)	0.0	(g)
Bellway plc	—	(h)	6	—	(h)	0.0	(g)
British Land Co. plc (The)	36		141	6		0.0	(g)
Burberry Group plc	1		8	—	(h)	0.0	(g)
Compass Group plc	1		21	(1)		0.0	(g)
Entain plc	14		105	3		0.0	(g)
Halma plc	—	(h)	8	—	(h)	0.0	(g)
IG Group Holdings plc	3		39	1		0.0	(g)
IMI plc	—	(h)	— (h)	—	(h)	0.0	(g)
Imperial Brands plc	1		36	—	(h)	0.0	(g)
Intertek Group plc	2		87	(1)		0.0	(g)
J Sainsbury plc	102		328	4		0.0	(g)
JET2 plc	2		21	—	(h)	0.0	(g)
Johnson Matthey plc	5		102	(1)		0.0	(g)
Kingfisher plc	3		11	—	(h)	0.0	(g)
Legal & General Group plc	33		85	2		0.0	(g)
London Stock Exchange Group plc	5		401	5		0.0	(g)
M&G plc	14		40	1		0.0	(g)
NatWest Group plc	12		75	—	(h)	0.0	(g)
Next plc	4		595	4		0.0	(g)
Pearson plc	6		62	—	(h)	0.0	(g)
RELX plc	8		253	(3)		0.0	(g)
Rightmove plc	1		6	—	(h)	0.0	(g)
Rolls-Royce Holdings plc	69		797	(5)		0.0	(g)
Sage Group plc (The)	15		161	(1)		0.0	(g)

SEE NOTES TO FINANCIAL STATEMENTS.

342	SIX CIRCLES TRUST	DECEMBER 31, 2025

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)

Long Positions — continued
Common Stocks — continued

United Kingdom — continued
Schroders plc	21	85	2	0.0	(g)
Smiths Group plc	20	484	(13)	0.0	(g)
Standard Chartered plc	9	153	3	0.0	(g)
United Utilities Group plc	6	76	1	0.0	(g)

United States
Carnival plc	1	12	— (h)	0.0	(g)
Total Long Positions of Total Return Swaps		4,675	13	0.0	(g)

Total of Long and Short Positions of Total Return Swaps		747	(55)	0.0	(g)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE (1)	NET UNREALIZED APPRECIATION/ (DEPRECIATION) ($) (2)	NET CASH AND OTHER RECEIVABLES/ PAYABLES ($)	VALUE ($)
Barclays Bank plc	The Fund receives a return on portfolio of long and short equity positions and pays or receives one day HONIA on long positions and short positions respectively, plus or minus spread (rates range from -2% to 0.3%) which is denominated in HKD based on the local currencies of the positions within the swap	09/16/2026	(2,366)	(8)	11	3

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
Short Positions
Common Stocks
Hong Kong
BOC Hong Kong Holdings Ltd.	(4)	(157)	—	(h)	0.0	(g)
CK Infrastructure Holdings Ltd.	(5)	(257)	—	(h)	0.0	(g)
CLP Holdings Ltd.	(69)	(4,761)	(5)		0.0	(g)
Cowell e Holdings, Inc.	(1)	(28)	—	(h)	0.0	(g)
Hong Kong & China Gas Co. Ltd.	(34)	(240)	—	(h)	0.0	(g)
MTR Corp. Ltd.	(106)	(3,167)	1		0.0	(g)
Swire Pacific Ltd.	(1)	(32)	—	(h)	0.0	(g)
Wharf Holdings Ltd./The	(5)	(113)	—	(h)	0.0	(g)

Total Short Positions of Total Return Swaps		(8,755)	(4)		0.0	(g)

Long Positions
Common Stocks
Hong Kong
CK Asset Holdings Ltd.	3	100	—	(h)	0.0	(g)
Galaxy Entertainment Group Ltd.	60	2,340	(5)		0.0	(g)
Hong Kong Exchanges & Clearing Ltd.	1	244	—	(h)	0.0	(g)
Link REIT	101	3,510	1		0.0	(g)
SITC International Holdings Co. Ltd.	2	56	—	(h)	0.0	(g)

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2025	SIX CIRCLES TRUST	343

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2025 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)

Long Positions — continued
Common Stocks — continued
Singapore
ASMPT Ltd.	2	139	— (h)	0.0	(g)

Total Long Positions of Total Return Swaps		6,389	(4)	0.0	(g)

Total of Long and Short Positions of Total Return Swaps		(2,366)	(8)	0.0	(g)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE (1)	NET UNREALIZED APPRECIATION/ (DEPRECIATION) ($) (2)	NET CASH AND OTHER RECEIVABLES/ PAYABLES ($)	VALUE ($)
Barclays Bank plc	The Fund receives a return on portfolio of long and short equity positions and pays or receives one day SHIR on long positions and short positions respectively, plus or minus spread (rates range from -3% to 0.6%) which is denominated in ILS based on the local currencies of the positions within the swap	10/19/2026	494	(9)	1	(8)

REFERENCE ENTITY	SHARES		NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)
Short Positions
Common Stocks
Israel
Azrieli Group Ltd.	—	(h)	(15)	(1)	0.0	(g)
Phoenix Financial Ltd.	—	(h)	(64)	2	0.0	(g)

Total Short Positions of Total Return Swaps			(79)	1	0.0	(g)

Long Positions
Common Stocks
Israel
Bank Hapoalim BM	1		94	(2)	0.0	(g)
Israel Discount Bank Ltd.	9		348	(8)	0.0	(g)
Nice Ltd.	—	(h)	131	— (h)	0.0	(g)

Total Long Positions of Total Return Swaps			573	(10)	0.0	(g)

Total of Long and Short Positions of Total Return Swaps			494	(9)	0.0	(g)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE (1)	NET UNREALIZED APPRECIATION/ (DEPRECIATION) ($) (2)	NET CASH AND OTHER RECEIVABLES/ PAYABLES ($)	VALUE ($)
Barclays Bank plc	The Fund receives a return on portfolio of long and short equity positions and pays or receives 0.73% on long positions and short positions respectively, plus or minus spread (rates range from -1% to 0.25%) which is denominated in JPY based on the local currencies of the positions within the swap	09/17/2026	138,915	177	104	281

SEE NOTES TO FINANCIAL STATEMENTS.

344	SIX CIRCLES TRUST	DECEMBER 31, 2025

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
Short Positions
Common Stocks
Finland
Disco Corp.	(1)	(28,338)	(4)		0.0	(g)
Hankyu Hanshin Holdings, Inc.	(5)	(20,849)	(3)		0.0	(g)
Nordea Bank Abp	— (h)	(17,480)	—	(h)	0.0	(g)

Japan
Advantest Corp.	—	—	—		0.0	(g)
AGC, Inc.	(2)	(9,470)	1		0.0	(g)
Asics Corp.	(19)	(72,944)	22		0.0	(g)
Bandai Namco Holdings, Inc.	(4)	(15,095)	—	(h)	0.0	(g)
Capcom Co. Ltd.	(2)	(7,718)	(2)		0.0	(g)
Central Japan Railway Co.	(33)	(142,263)	(5)		0.0	(g)
Chiba Bank Ltd./The	(1)	(1,919)	—	(h)	0.0	(g)
Chubu Electric Power Co., Inc.	(4)	(8,473)	(1)		0.0	(g)
Chugai Pharmaceutical Co. Ltd.	(2)	(14,859)	—	(h)	0.0	(g)
Cosmo Energy Holdings Co. Ltd.	—	—	—		0.0	(g)
Cosmos Pharmaceutical Corp.	(4)	(31,872)	1		0.0	(g)
Daifuku Co. Ltd.	(10)	(47,902)	(2)		0.0	(g)
East Japan Railway Co.	—	—	—		0.0	(g)
Ebara Corp.	(11)	(41,207)	—	(h)	0.0	(g)
Fuji Electric Co. Ltd.	—	—	—		0.0	(g)
Fujikura Ltd.	(1)	(17,785)	2		0.0	(g)
GMO Payment Gateway, Inc.	—	—	—		0.0	(g)
Honda Motor Co. Ltd.	(21)	(32,431)	6		0.0	(g)
Hoya Corp.	—	—	—		0.0	(g)
IHI Corp.	(2)	(5,900)	1		0.0	(g)
Isetan Mitsukoshi Holdings Ltd.	(10)	(23,896)	3		0.0	(g)
ITOCHU Corp.	(8)	(15,029)	(5)		0.0	(g)
J Front Retailing Co. Ltd.	(7)	(16,302)	—	(h)	0.0	(g)
Japan Exchange Group, Inc.	(13)	(22,331)	(1)		0.0	(g)
Japan Real Estate Investment Corp.	—	—	—		0.0	(g)
Japan Steel Works Ltd. (The)	(1)	(6,346)	1		0.0	(g)
JFE Holdings, Inc.	—	—	—		0.0	(g)
Kadokawa Corp.	(3)	(9,424)	(3)		0.0	(g)
Kajima Corp.	— (h)	(589)	—	(h)	0.0	(g)
Kawasaki Heavy Industries Ltd.	(2)	(19,150)	10		0.0	(g)
KDDI Corp.	(5)	(12,392)	—	(h)	0.0	(g)
Keyence Corp.	(1)	(28,415)	—	(h)	0.0	(g)
Kikkoman Corp.	(52)	(74,841)	3		0.0	(g)
Kobe Bussan Co. Ltd.	(1)	(2,967)	—	(h)	0.0	(g)
Kokusai Electric Corp.	(2)	(11,253)	(5)		0.0	(g)
Komatsu Ltd.	(5)	(25,055)	—	(h)	0.0	(g)
Konami Group Corp.	— (h)	(2,131)	—	(h)	0.0	(g)
Kurita Water Industries Ltd.	— (h)	(2,560)	—	(h)	0.0	(g)
Kyocera Corp.	—	—	—		0.0	(g)
Kyoto Financial Group, Inc.	(5)	(17,945)	1		0.0	(g)
Kyushu Electric Power Co., Inc.	(11)	(18,376)	(2)		0.0	(g)
Lasertec Corp.	(1)	(18,132)	2		0.0	(g)
M3, Inc.	(4)	(8,260)	(1)		0.0	(g)
Makita Corp.	(3)	(11,885)	—	(h)	0.0	(g)
Marubeni Corp.	(47)	(205,694)	1		0.0	(g)
Maruwa Co. Ltd./Aichi	— (h)	(4,381)	1		0.0	(g)
MatsukiyoCocokara & Co.	(2)	(6,310)	—	(h)	0.0	(g)

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2025	SIX CIRCLES TRUST	345

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2025 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
Short Positions — continued
Common Stocks — continued

Japan — continued
Mebuki Financial Group, Inc.	(5)	(5,170)	1		0.0	(g)
Mercari, Inc.	(3)	(7,794)	(3)		0.0	(g)
MINEBEA MITSUMI, Inc.	(10)	(30,662)	3		0.0	(g)
Mitsubishi Chemical Group Corp.	(10)	(9,412)	(1)		0.0	(g)
Mitsubishi Estate Co. Ltd.	(3)	(9,944)	—	(h)	0.0	(g)
Mitsubishi Motors Corp.	(7)	(2,772)	—	(h)	0.0	(g)
Mitsui E&S Co. Ltd.	(3)	(14,102)	(2)		0.0	(g)
Mitsui OSK Lines Ltd.	— (h)	(1,798)	(1)		0.0	(g)
Nexon Co. Ltd.	(5)	(16,974)	(2)		0.0	(g)
Nikon Corp.	(13)	(21,952)	(1)		0.0	(g)
Nippon Building Fund, Inc.	— (h)	(56,572)	(1)		0.0	(g)
Nippon Paint Holdings Co. Ltd.	(114)	(119,177)	(2)		0.0	(g)
Nippon Sanso Holdings Corp.	(9)	(42,174)	1		0.0	(g)
Nissan Motor Co. Ltd.	(7)	(2,687)	—	(h)	0.0	(g)
Niterra Co. Ltd.	(5)	(37,465)	2		0.0	(g)
Nitori Holdings Co. Ltd.	(1)	(3,523)	—	(h)	0.0	(g)
Nitto Boseki Co. Ltd.	(1)	(9,729)	4		0.0	(g)
Nitto Denko Corp.	— (h)	(1,516)	—	(h)	0.0	(g)
NTT, Inc.	(258)	(39,882)	(5)		0.0	(g)
Oji Holdings Corp.	(63)	(53,367)	(5)		0.0	(g)
Olympus Corp.	(8)	(16,745)	—	(h)	0.0	(g)
Organo Corp.	(2)	(24,510)	(1)		0.0	(g)
Oriental Land Co. Ltd./Japan	(20)	(58,793)	(2)		0.0	(g)
Osaka Gas Co. Ltd.	— (h)	(1,080)	—	(h)	0.0	(g)
PAL GROUP Holdings Co. Ltd.	(1)	(2,638)	—	(h)	0.0	(g)
Rakuten Bank Ltd.	— (h)	(1,396)	—	(h)	0.0	(g)
Renesas Electronics Corp.	(4)	(9,198)	—	(h)	0.0	(g)
Resonac Holdings Corp.	— (h)	(1,301)	—	(h)	0.0	(g)
Sanrio Co. Ltd.	(1)	(4,947)	—	(h)	0.0	(g)
SBI Holdings, Inc.	— (h)	(994)	—	(h)	0.0	(g)
SCREEN Holdings Co. Ltd.	(2)	(26,850)	(23)		0.0	(g)
SCSK Corp.	—	—	—		0.0	(g)
Sega Sammy Holdings, Inc.	(1)	(3,401)	—	(h)	0.0	(g)
Seibu Holdings, Inc.	(3)	(14,732)	1		0.0	(g)
Sekisui Chemical Co. Ltd.	(1)	(3,375)	—	(h)	0.0	(g)
SG Holdings Co. Ltd.	(18)	(26,901)	4		0.0	(g)
Shimadzu Corp.	(3)	(11,497)	2		0.0	(g)
Shimano, Inc.	— (h)	(3,332)	—	(h)	0.0	(g)
Shin-Etsu Chemical Co. Ltd.	(8)	(37,807)	(1)		0.0	(g)
Shionogi & Co. Ltd.	(1)	(3,787)	(1)		0.0	(g)
Shiseido Co. Ltd.	(6)	(14,396)	3		0.0	(g)
Socionext, Inc.	— (h)	(877)	—	(h)	0.0	(g)
SoftBank Group Corp.	(18)	(81,949)	6		0.0	(g)
Sojitz Corp.	(7)	(34,909)	(1)		0.0	(g)
Subaru Corp.	(12)	(41,354)	10		0.0	(g)
SUMCO Corp.	(2)	(2,869)	(1)		0.0	(g)
Sumitomo Corp.	(5)	(28,190)	—	(h)	0.0	(g)
Sumitomo Forestry Co. Ltd.	(7)	(10,663)	(1)		0.0	(g)
Sumitomo Pharma Co. Ltd.	(15)	(34,709)	(3)		0.0	(g)
Sumitomo Realty & Development Co. Ltd.	(4)	(17,510)	1		0.0	(g)
Suntory Beverage & Food Ltd.	(2)	(9,464)	—	(h)	0.0	(g)
Suzuki Motor Corp.	—	—	—		0.0	(g)

SEE NOTES TO FINANCIAL STATEMENTS.

346	SIX CIRCLES TRUST	DECEMBER 31, 2025

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
Short Positions — continued
Common Stocks — continued

Japan — continued
Taisei Corp.	(1)	(7,350)	—	(h)	0.0	(g)
Taiyo Yuden Co. Ltd.	(1)	(4,187)	—	(h)	0.0	(g)
Takashimaya Co. Ltd.	— (h)	(163)	—	(h)	0.0	(g)
TDK Corp.	(7)	(14,718)	1		0.0	(g)
Terumo Corp.	—	—	—		0.0	(g)
TIS, Inc.	(11)	(57,127)	(1)		0.0	(g)
Toho Co. Ltd./Tokyo	— (h)	(1,630)	—	(h)	0.0	(g)
Tohoku Electric Power Co., Inc.	—	—	—		0.0	(g)
Tokyo Gas Co. Ltd.	(11)	(67,645)	—	(h)	0.0	(g)
Tokyo Metro Co. Ltd.	(1)	(773)	—	(h)	0.0	(g)
Tokyo Ohka Kogyo Co. Ltd.	(2)	(11,724)	1		0.0	(g)
Tokyo Seimitsu Co. Ltd.	— (h)	(3,315)	—	(h)	0.0	(g)
Tokyu Corp.	(3)	(5,232)	—	(h)	0.0	(g)
TOPPAN Holdings, Inc.	(17)	(83,131)	28		0.0	(g)
Toray Industries, Inc.	(25)	(25,895)	1		0.0	(g)
Toyo Suisan Kaisha Ltd.	(1)	(5,428)	—	(h)	0.0	(g)
Toyota Tsusho Corp.	(35)	(186,381)	8		0.0	(g)
Yamaha Motor Co. Ltd.	(102)	(122,580)	30		0.0	(g)
Yamato Holdings Co. Ltd.	(20)	(43,265)	(7)		0.0	(g)
Yokogawa Electric Corp.	(1)	(6,503)	—	(h)	0.0	(g)
Yokohama Financial Group, Inc.	(20)	(25,483)	(1)		0.0	(g)
Yokohama Rubber Co. Ltd. (The)	(10)	(65,117)	20		0.0	(g)
Zensho Holdings Co. Ltd.	— (h)	(902)	—	(h)	0.0	(g)
ZOZO, Inc.	(7)	(9,735)	2		0.0	(g)

Total Short Positions of Total Return Swaps		(2,845,299)	84		0.0	(g)

Long Positions
Common Stocks
Japan
Aisin Corp.	2	4,861	(1)		0.0	(g)
Amada Co. Ltd.	10	17,841	(2)		0.0	(g)
Asahi Group Holdings Ltd.	4	6,251	—	(h)	0.0	(g)
Asahi Kasei Corp.	62	85,839	2		0.0	(g)
Astellas Pharma, Inc.	66	138,169	4		0.0	(g)
Canon, Inc.	— (h)	476	—	(h)	0.0	(g)
CyberAgent, Inc.	70	92,726	9		0.0	(g)
Dai Nippon Printing Co. Ltd.	2	4,111	—	(h)	0.0	(g)
Dai-ichi Life Holdings, Inc.	39	50,752	1		0.0	(g)
Daiichi Sankyo Co. Ltd.	1	2,628	—	(h)	0.0	(g)
Daito Trust Construction Co. Ltd.	7	20,730	1		0.0	(g)
Daiwa House Industry Co. Ltd.	6	30,726	3		0.0	(g)
Denso Corp.	3	7,388	—	(h)	0.0	(g)
Dentsu Group, Inc.	2	7,313	—		0.0	(g)
DMG Mori Co. Ltd.	3	8,689	—	(h)	0.0	(g)
ENEOS Holdings, Inc.	223	244,518	16		0.0	(g)
Fujitsu Ltd.	2	6,816	1		0.0	(g)
Fukuoka Financial Group, Inc.	3	16,695	–	(h)	0.0	(g)
Hamamatsu Photonics KK	35	58,383	(5)		0.0	(g)
Hitachi Construction Machinery Co. Ltd.	1	6,094	(1)		0.0	(g)
Hitachi Ltd.	— (h)	2,002	—	(h)	0.0	(g)
Idemitsu Kosan Co. Ltd.	88	103,443	6		0.0	(g)
Inpex Corp.	19	60,348	(8)		0.0	(g)

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2025	SIX CIRCLES TRUST	347

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2025 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

REFERENCE ENTITY	SHARES		NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
Long Positions — continued
Common Stocks — continued
Japan — continued
Isuzu Motors Ltd.	23		56,448	(4)		0.0	(g)
Japan Airlines Co. Ltd.	27		76,850	1		0.0	(g)
Japan Post Bank Co. Ltd.	7		15,399	6		0.0	(g)
Japan Post Holdings Co. Ltd.	14		22,494	2		0.0	(g)
Japan Tobacco, Inc.	1		2,874	—	(h)	0.0	(g)
Kansai Electric Power Co., Inc. (The)	2		4,920	—	(h)	0.0	(g)
Kao Corp.	2		11,947	—	(h)	0.0	(g)
Kawasaki Kisen Kaisha Ltd.	6		11,827	2		0.0	(g)
Kobe Steel Ltd.	1		2,023	—	(h)	0.0	(g)
Kubota Corp.	1		1,608	—	(h)	0.0	(g)
LY Corp.	148		61,616	2		0.0	(g)
MISUMI Group, Inc.	9		21,683	(6)		0.0	(g)
Mitsubishi Corp.	29		103,463	(4)		0.0	(g)
Mitsubishi Electric Corp.	1		5,144	(1)		0.0	(g)
Mitsubishi Heavy Industries Ltd.	7		25,191	(1)		0.0	(g)
Mitsubishi UFJ Financial Group, Inc.	15		38,449	—	(h)	0.0	(g)
Mitsui Chemicals, Inc.	38		75,091	11		0.0	(g)
Mitsui Fudosan Co. Ltd.	34		60,109	—	(h)	0.0	(g)
MS&AD Insurance Group Holdings, Inc.	3		12,662	(1)		0.0	(g)
NEC Corp.	22		120,242	(12)		0.0	(g)
NGK Insulators Ltd.	1		3,704	—	(h)	0.0	(g)
NH Foods Ltd.	5		32,355	(1)		0.0	(g)
NIDEC Corp.,	18		37,011	5		0.0	(g)
Nissan Chemical Corp.	—	(h)	1,641	—	(h)	0.0	(g)
Nomura Holdings, Inc.	4		5,160	—	(h)	0.0	(g)
Nomura Real Estate Holdings, Inc.	17		16,523	2		0.0	(g)
Nomura Research Institute Ltd.	—	(h)	1,812	—	(h)	0.0	(g)
Obayashi Corp.	40		130,967	1		0.0	(g)
Obic Co. Ltd.	1		5,866	—	(h)	0.0	(g)
Omron Corp.	9		33,875	1		0.0	(g)
Ono Pharmaceutical Co. Ltd.	11		24,651	(1)		0.0	(g)
ORIX Corp.	2		10,843	1		0.0	(g)
Otsuka Corp.	—	(h)	1,310	—	(h)	0.0	(g)
Otsuka Holdings Co. Ltd.	1		9,990	(1)		0.0	(g)
Pan Pacific International Holdings Corp.	22		20,734	(3)		0.0	(g)
Recruit Holdings Co. Ltd.	8		73,382	(5)		0.0	(g)
Resona Holdings, Inc.	1		1,392	—	(h)	0.0	(g)
Secom Co. Ltd.	—	(h)	1,119	—	(h)	0.0	(g)
Seiko Epson Corp.	4		7,168	—	(h)	0.0	(g)
Sekisui House Ltd.	14		48,592	7		0.0	(g)
Shimizu Corp.	8		21,526	1		0.0	(g)
Skylark Holdings Co. Ltd.	3		10,686	(2)		0.0	(g)
SMC Corp.	1		27,020	1		0.0	(g)
SoftBank Corp.	732		156,221	7		0.0	(g)
Sompo Holdings, Inc.	10		51,138	4		0.0	(g)
Sony Group Corp.	—	(h)	1,584	—	(h)	0.0	(g)
Square Enix Holdings Co. Ltd.	2		4,505	—	(h)	0.0	(g)
Sumitomo Chemical Co. Ltd.	37		16,463	—	(h)	0.0	(g)
Sumitomo Mitsui Trust Group, Inc.	5		21,726	2		0.0	(g)
Sysmex Corp.	19		29,196	(1)		0.0	(g)
T&D Holdings, Inc.	9		33,124	(4)		0.0	(g)
Takeda Pharmaceutical Co. Ltd.	33		152,698	31		0.0	(g)

SEE NOTES TO FINANCIAL STATEMENTS.

348	SIX CIRCLES TRUST	DECEMBER 31, 2025

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
Long Positions — continued
Common Stocks — continued
Japan — continued
THK Co. Ltd.	2	8,581	(1)		0.0	(g)
Tokio Marine Holdings, Inc.	6	33,174	—	(h)	0.0	(g)
Tokyo Electric Power Co. Holdings, Inc.	16	10,132	1		0.0	(g)
Tokyo Electron Ltd.	1	46,438	10		0.0	(g)
Tokyu Fudosan Holdings Corp.	4	5,168	—	(h)	0.0	(g)
Tosoh Corp.	20	47,325	—	(h)	0.0	(g)
Toyo Tire Corp.	2	9,391	(2)		0.0	(g)
Trend Micro, Inc./Japan	2	10,148	(3)		0.0	(g)
Unicharm Corp.	3	2,932	—	(h)	0.0	(g)
Yakult Honsha Co. Ltd.	9	22,091	1		0.0	(g)
Yaskawa Electric Corp.	19	88,013	21		0.0	(g)

Total Long Positions of Total Return Swaps		2,984,214	93		0.0	(g)

Total of Long and Short Positions of Total Return Swaps		138,915	177		0.0	(g)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE (1)	NET UNREALIZED APPRECIATION/ (DEPRECIATION) ($) (2)	NET CASH AND OTHER RECEIVABLES/ PAYABLES ($)	VALUE ($)
Barclays Bank plc	The Fund receives a return on portfolio of long and short equity positions and pays or receives 4% on long positions and short positions respectively, plus or minus spread (rates range from -0.26% to 0.26%) which is denominated in NOK based on the local currencies of the positions within the swap	10/15/2026	(2,480)	11	9	20

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)
Short Positions
Common Stocks
Norway
Equinor ASA	—	—	—	0.0	(g)
Gjensidige Forsikring ASA	(5)	(1,427)	(2)	0.0	(g)
Mowi ASA	(6)	(1,418)	— (h)	0.0	(g)
Norsk Hydro ASA	(76)	(5,869)	(5)	0.0	(g)
Orkla ASA	(12)	(1,304)	(1)	0.0	(g)
Salmar ASA	— (h)	(172)	— (h)	0.0	(g)

Total Short Positions of Total Return Swaps		(10,190)	(8)	0.0	(g)

Long Positions
Common Stocks
Norway
Aker BP ASA	9	2,356	5	0.0	(g)
Kongsberg Gruppen ASA	8	2,000	(1)	0.0	(g)
Var Energi ASA	106	3,354	15	0.0	(g)

Total Long Positions of Total Return Swaps		7,710	19	0.0	(g)

Total of Long and Short Positions of Total Return Swaps		(2,480)	11	0.0	(g)

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2025	SIX CIRCLES TRUST	349

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2025 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE (1)	NET UNREALIZED APPRECIATION/ (DEPRECIATION) ($) (2)	NET CASH AND OTHER RECEIVABLES/ PAYABLES ($)	VALUE ($)
Barclays Bank plc	The Fund receives a return on portfolio of long and short equity positions and pays or receives 2.46% on long positions and short positions respectively, plus or minus spread (rates range from -0.4% to 0.4%) which is denominated in NZD based on the local currencies of the positions within the swap	09/16/2026	(803)	(3)	(1)	(4)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)
Short Positions
Common Stocks
New Zealand
Auckland International Airport Ltd.	(68)	(558)	(4)	0.0	(g)
Infratil Ltd.	(23)	(254)	1	0.0	(g)

Total Short Positions of Total Return Swaps		(812)	(3)	0.0	(g)

Long Positions
Common Stocks
New Zealand
Fisher & Paykel Healthcare Corp. Ltd.	— (h)	9	— (h)	0.0	(g)

Total Long Positions of Total Return Swaps		9	— (h)	0.0	(g)

Total of Long and Short Positions of Total Return Swaps		(803)	(3)	0.0	(g)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE (1)	NET UNREALIZED APPRECIATION/ (DEPRECIATION) ($) (2)	NET CASH AND OTHER RECEIVABLES/ PAYABLES ($)		VALUE ($)
Barclays Bank plc	The Fund receives a return on portfolio of long and short equity positions and pays or receives one month STIBOR on long positions and short positions respectively, plus or minus spread (rates range from -0.26% to 0.26%) which is denominated in SEK based on the local currencies of the positions within the swap	10/15/2026	6,769	4	—	(h)	4

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)
Short Positions
Common Stocks
Sweden
Alfa Laval AB	— (h)	(27)	— (h)	0.0	(g)
Atlas Copco AB	(10)	(1,611)	(2)	0.0	(g)
Epiroc AB	(5)	(903)	(1)	0.0	(g)
EQT AB	(2)	(760)	(2)	0.0	(g)
Hexagon AB	(5)	(542)	(1)	0.0	(g)

SEE NOTES TO FINANCIAL STATEMENTS.

350	SIX CIRCLES TRUST	DECEMBER 31, 2025

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
Short Positions — continued
Common Stocks — continued
Sweden — continued
Holmen AB	(2)	(731)	(1)		0.0	(g)
Investment AB Latour	(1)	(241)	(1)		0.0	(g)
Investor AB	(4)	(1,303)	(3)		0.0	(g)
L E Lundbergforetagen AB	— (h)	(110)	—	(h)	0.0	(g)
Lifco AB	— (h)	(82)	—	(h)	0.0	(g)
Nibe Industrier AB	(32)	(1,118)	(3)		0.0	(g)
Sagax AB	(1)	(200)	—	(h)	0.0	(g)
Svenska Cellulosa AB SCA	(12)	(1,431)	(2)		0.0	(g)
Trelleborg AB	— (h)	(60)	—	(h)	0.0	(g)

Total Short Positions of Total Return Swaps		(9,119)	(16)		0.0	(g)

Long Positions
Common Stocks
Sweden
AddTech AB	7	2,445	1		0.0	(g)
Assa Abloy AB	9	3,239	3		0.0	(g)
Beijer Ref AB	3	506	1		0.0	(g)
Boliden AB	1	618	2		0.0	(g)
Evolution AB	1	805	1		0.0	(g)
Industrivarden AB	2	629	1		0.0	(g)
Indutrade AB	6	1,487	1		0.0	(g)
Sandvik AB	3	976	1		0.0	(g)
Securitas AB	1	128	—	(h)	0.0	(g)
Sinch AB	70	2,145	7		0.0	(g)
Skanska AB	4	971	—	(h)	0.0	(g)
SKF AB	6	1,479	2		0.0	(g)
SSAB AB	1	98	—	(h)	0.0	(g)
Svenska Handelsbanken AB	1	71	—	(h)	0.0	(g)
Swedish Orphan Biovitrum AB	— (h)	56	—	(h)	0.0	(g)
Telefonaktiebolaget LM Ericsson	3	235	—	(h)	0.0	(g)

Total Long Positions of Total Return Swaps		15,888	20		0.0	(g)

Total of Long and Short Positions of Total Return Swaps		6,769	4		0.0	(g)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE (1)	NET UNREALIZED APPRECIATION/ (DEPRECIATION) ($) (2)	NET CASH AND OTHER RECEIVABLES/ PAYABLES ($)	VALUE ($)
Barclays Bank plc	The Fund receives a return on portfolio of long and short equity positions and pays or receives 1.32% on long positions and short positions respectively, plus or minus spread (rates range from -0.72% to 0.3%) which is denominated in SGD based on the local currencies of the positions within the swap	09/16/2026	(2,286)	(16)	(4)	(20)

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2025	SIX CIRCLES TRUST	351

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2025 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
Short Positions
Common Stocks
China
Yangzijiang Shipbuilding Holdings Ltd.	(7)	(24)	–	(h)	0.0	(g)

Singapore
Keppel Ltd.	(22)	(223)	(2)		0.0	(g)
Oversea-Chinese Banking Corp. Ltd.	(1)	(24)	—	(h)	0.0	(g)
Sembcorp Industries Ltd.	(3)	(20)	—	(h)	0.0	(g)
Singapore Airlines Ltd.	(66)	(417)	(4)		0.0	(g)
Singapore Telecommunications Ltd.	(6)	(28)	—	(h)	0.0	(g)
United Overseas Bank Ltd.	(44)	(1,540)	(10)		0.0	(g)
Wilmar International Ltd.	(25)	(76)	—	(h)	0.0	(g)

Total Short Positions of Total Return Swaps		(2,352)	(16)		0.0	(g)

Long Positions
Common Stocks
Singapore
Singapore Technologies Engineering Ltd.	8	66	—	(h)	0.0	(g)

Total Long Positions of Total Return Swaps		66	—	(h)	0.0	(g)

Total of Long and Short Positions of Total Return Swaps		(2,286)	(16)		0.0	(g)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE (1)	NET UNREALIZED APPRECIATION/ (DEPRECIATION) ($) (2)	NET CASH AND OTHER RECEIVABLES/ PAYABLES ($)	VALUE ($)
Barclays Bank plc	The Fund receives a return on portfolio of long and short equity positions and pays or receives one day OBFR on long positions and short positions respectively, plus or minus spread (rates range from -1% to 0.2%) which is denominated in USD based on the local currencies of the positions within the swap	10/13/2026	2,487	33	8	41

REFERENCE ENTITY	SHARES		NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
Short Positions
Common Stocks
Bermuda
Everest Group Ltd.	—	(h)	(34)	—	(h)	0.0	(g)
Golar LNG Ltd.	—	(h)	(9)	—	(h)	0.0	(g)

Canada
Waste Connections, Inc.	(1)		(166)	2		0.0	(g)

Hong Kong
Futu Holdings Ltd.	—	(h)	(52)	—	(h)	0.0	(g)

Ireland
Medtronic plc	—	(h)	(6)	—	(h)	0.0	(g)

SEE NOTES TO FINANCIAL STATEMENTS.

352	SIX CIRCLES TRUST	DECEMBER 31, 2025

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
Short Positions — continued
Common Stocks — continued
Israel
Monday.com Ltd.	— (h)	(21)	—	(h)	0.0	(g)
Nova Ltd.	— (h)	(60)	1		0.0	(g)

United Kingdom
Aon plc	— (h)	(9)	—	(h)	0.0	(g)
Coca-Cola Europacific Partners plc	(1)	(120)	1		0.0	(g)
Marex Group plc	— (h)	(6)	—	(h)	0.0	(g)
nVent Electric plc	(2)	(254)	2		0.0	(g)

United States
AAON, Inc.	— (h)	(24)	—	(h)	0.0	(g)
Abbott Laboratories	(9)	(1,105)	(1)		0.0	(g)
AbbVie, Inc.	— (h)	(104)	—	(h)	0.0	(g)
Advanced Drainage Systems, Inc.	— (h)	(17)	1		0.0	(g)
AGCO Corp.	— (h)	(32)	—	(h)	0.0	(g)
Agilent Technologies, Inc.	(3)	(402)	7		0.0	(g)
AGNC Investment Corp.	— (h)	(5)	—	(h)	0.0	(g)
Akamai Technologies, Inc.	— (h)	(3)	—	(h)	0.0	(g)
Albertsons Cos., Inc.	(1)	(25)	—	(h)	0.0	(g)
Alcoa Corp.	(1)	(66)	1		0.0	(g)
Alexandria Real Estate Equities, Inc.	(2)	(81)	—	(h)	0.0	(g)
Amentum Holdings, Inc.	(4)	(115)	3		0.0	(g)
American Homes 4 Rent	— (h)	(5)	—	(h)	0.0	(g)
Antero Midstream Corp.	(25)	(433)	(4)		0.0	(g)
APA Corp.	(1)	(22)	—	(h)	0.0	(g)
Apollo Global Management, Inc.	— (h)	(26)	1		0.0	(g)
Appfolio, Inc.	(1)	(204)	3		0.0	(g)
Applied Materials, Inc.	(1)	(175)	1		0.0	(g)
AptarGroup, Inc.	— (h)	(5)	—	(h)	0.0	(g)
Arrow Electronics, Inc.	(1)	(72)	2		0.0	(g)
AST SpaceMobile, Inc.	— (h)	(31)	3		0.0	(g)
Astera Labs, Inc.	— (h)	(6)	—	(h)	0.0	(g)
ATI, Inc.	(4)	(414)	4		0.0	(g)
Aurora Innovation, Inc.	(7)	(31)	3		0.0	(g)
AvalonBay Communities, Inc.	— (h)	(13)	—	(h)	0.0	(g)
Avantor, Inc.	(1)	(6)	—	(h)	0.0	(g)
Avery Dennison Corp.	— (h)	(20)	—	(h)	0.0	(g)
Axon Enterprise, Inc.	— (h)	(35)	2		0.0	(g)
Bank of New York Mellon Corp. (The)	— (h)	(41)	—	(h)	0.0	(g)
Becton Dickinson & Co.	— (h)	(8)	—	(h)	0.0	(g)
Berkshire Hathaway, Inc.	— (h)	(197)	(1)		0.0	(g)
Best Buy Co., Inc.	(1)	(73)	4		0.0	(g)
BILL Holdings, Inc.	(1)	(37)	1		0.0	(g)
Boeing Co. (The)	(1)	(175)	—	(h)	0.0	(g)
Broadcom, Inc.	(1)	(180)	(2)		0.0	(g)
Brown & Brown, Inc.	(14)	(1,145)	10		0.0	(g)
Brown-Forman Corp.	(2)	(52)	1		0.0	(g)
Bunge Global SA	(1)	(130)	1		0.0	(g)
Burlington Stores, Inc.	— (h)	(25)	(1)		0.0	(g)
BWX Technologies, Inc.	(1)	(255)	8		0.0	(g)
BXP, Inc.	(9)	(613)	17		0.0	(g)
CareTrust REIT, Inc.	(2)	(78)	1		0.0	(g)
Carvana Co.	— (h)	(179)	5		0.0	(g)

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2025	SIX CIRCLES TRUST	353

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2025 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

REFERENCE ENTITY	SHARES		NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
Short Positions — continued
Common Stocks — continued

United States — continued
Casella Waste Systems, Inc.	(1)		(96)	2		0.0	(g)
Caterpillar, Inc.	—	(h)	(56)	1		0.0	(g)
Cava Group, Inc.	—	(h)	(20)	—	(h)	0.0	(g)
CCC Intelligent Solutions Holdings, Inc.	(46)		(370)	5		0.0	(g)
Celsius Holdings, Inc.	—	(h)	(10)	—	(h)	0.0	(g)
Cencora, Inc.	—	(h)	(66)	—	(h)	0.0	(g)
CF Industries Holdings, Inc.	—	(h)	(6)	—	(h)	0.0	(g)
Chewy, Inc.	—	(h)	(9)	—	(h)	0.0	(g)
Church & Dwight Co., Inc.	(10)		(867)	4		0.0	(g)
Cincinnati Financial Corp.	—	(h)	(25)	1		0.0	(g)
Cisco Systems, Inc.	(2)		(168)	2		0.0	(g)
Citizens Financial Group, Inc.	(11)		(646)	16		0.0	(g)
Clorox Co. (The)	(1)		(52)	(1)		0.0	(g)
Cloudflare, Inc.	—	(h)	(13)	—	(h)	0.0	(g)
CMS Energy Corp.	(4)		(308)	(1)		0.0	(g)
Coca-Cola Consolidated, Inc.	(6)		(936)	66		0.0	(g)
Coeur Mining, Inc.	(1)		(17)	1		0.0	(g)
Coherent Corp.	—	(h)	(31)	1		0.0	(g)
Coinbase Global, Inc.	(1)		(177)	16		0.0	(g)
Colgate-Palmolive Co.	(1)		(45)	—	(h)	0.0	(g)
Columbia Banking System, Inc.	(3)		(77)	3		0.0	(g)
Commvault Systems, Inc.	—	(h)	(9)	—	(h)	0.0	(g)
ConocoPhillips	—	(h)	(25)	—	(h)	0.0	(g)
Constellation Energy Corp.	(1)		(206)	3		0.0	(g)
Cooper Cos., Inc. (The)	—	(h)	(37)	1		0.0	(g)
Corcept Therapeutics, Inc.	—	(h)	(15)	9		0.0	(g)
Core & Main, Inc.	(1)		(54)	2		0.0	(g)
Corpay, Inc.	—	(h)	(14)	1		0.0	(g)
CoStar Group, Inc.	(2)		(163)	(2)		0.0	(g)
Crowdstrike Holdings, Inc.	—	(h)	(35)	1		0.0	(g)
Cummins, Inc.	—		—	—		0.0	(g)
Datadog, Inc.	—	(h)	— (h)	—	(h)	0.0	(g)
Diamondback Energy, Inc.	(7)		(1,039)	(13)		0.0	(g)
Dick’s Sporting Goods, Inc.	—	(h)	(52)	3		0.0	(g)
Dollar Tree, Inc.	—	(h)	(19)	—	(h)	0.0	(g)
Dominion Energy, Inc.	—	(h)	(14)	—	(h)	0.0	(g)
DoorDash, Inc.	—	(h)	(80)	3		0.0	(g)
DT Midstream, Inc.	(1)		(72)	—	(h)	0.0	(g)
Duke Energy Corp.	(1)		(60)	—	(h)	0.0	(g)
Eagle Materials, Inc.	—	(h)	(10)	—	(h)	0.0	(g)
EastGroup Properties, Inc.	—	(h)	(38)	1		0.0	(g)
Eastman Chemical Co.	(3)		(159)	(1)		0.0	(g)
Elanco Animal Health, Inc.	(25)		(555)	(8)		0.0	(g)
elf Beauty, Inc.	—	(h)	(12)	1		0.0	(g)
Eli Lilly & Co.	—	(h)	(56)	—	(h)	0.0	(g)
Ensign Group, Inc. (The)	(1)		(265)	7		0.0	(g)
Entegris, Inc.	—	(h)	(6)	—	(h)	0.0	(g)
EQT Corp.	—		—	—		0.0	(g)
Equity LifeStyle Properties, Inc.	—	(h)	(8)	—	(h)	0.0	(g)
Esab Corp.	—	(h)	(13)	—	(h)	0.0	(g)
Essex Property Trust, Inc.	—	(h)	(35)	—	(h)	0.0	(g)
Exelon Corp.	—	(h)	(8)	—	(h)	0.0	(g)

SEE NOTES TO FINANCIAL STATEMENTS.

354	SIX CIRCLES TRUST	DECEMBER 31, 2025

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
Short Positions — continued
Common Stocks — continued

United States — continued
Expand Energy Corp.	(2)	(213)	(5)		0.0	(g)
Extra Space Storage, Inc.	— (h)	(29)	—	(h)	0.0	(g)
Exxon Mobil Corp.	(1)	(118)	(2)		0.0	(g)
F&G Annuities & Life, Inc.	— (h)	(15)	—	(h)	0.0	(g)
Fair Isaac Corp.	— (h)	(127)	4		0.0	(g)
FedEx Corp.	— (h)	(38)	1		0.0	(g)
Fidelity National Financial, Inc.	(8)	(442)	4		0.0	(g)
First Solar, Inc.	(1)	(196)	16		0.0	(g)
FirstCash Holdings, Inc.	— (h)	(16)	—	(h)	0.0	(g)
FirstEnergy Corp.	(8)	(341)	(3)		0.0	(g)
Flagstar Bank NA	(1)	(10)	—	(h)	0.0	(g)
Flutter Entertainment plc	— (h)	(43)	1		0.0	(g)
Ford Motor Co.	(1)	(10)	—	(h)	0.0	(g)
Fortinet, Inc.	(1)	(43)	1		0.0	(g)
Fortive Corp.	— (h)	(12)	—	(h)	0.0	(g)
FTAI Aviation Ltd.	(2)	(295)	(45)		0.0	(g)
Gen Digital, Inc.	(3)	(75)	1		0.0	(g)
Generac Holdings, Inc.	— (h)	(26)	1		0.0	(g)
Genuine Parts Co.	(1)	(90)	2		0.0	(g)
Gilead Sciences, Inc.	— (h)	(59)	1		0.0	(g)
Gitlab, Inc.	— (h)	(12)	—	(h)	0.0	(g)
Global Payments, Inc.	(2)	(138)	7		0.0	(g)
GLOBALFOUNDRIES, Inc.	— (h)	(7)	—	(h)	0.0	(g)
Globalstar, Inc.	— (h)	(5)	—	(h)	0.0	(g)
Goldman Sachs Group, Inc. (The)	— (h)	(352)	8		0.0	(g)
Graco, Inc.	(1)	(57)	1		0.0	(g)
Halliburton Co.	(1)	(16)	—	(h)	0.0	(g)
Healthpeak Properties, Inc.	(1)	(19)	—	(h)	0.0	(g)
Hecla Mining Co.	(1)	(19)	1		0.0	(g)
Hewlett Packard Enterprise Co.	(11)	(265)	7		0.0	(g)
Hexcel Corp.	— (h)	(26)	—	(h)	0.0	(g)
Hims & Hers Health, Inc.	— (h)	(12)	1		0.0	(g)
Hormel Foods Corp.	(2)	(59)	1		0.0	(g)
Host Hotels & Resorts, Inc.	(13)	(239)	12		0.0	(g)
Howmet Aerospace, Inc.	(1)	(139)	2		0.0	(g)
Humana, Inc.	— (h)	(7)	—	(h)	0.0	(g)
Hyatt Hotels Corp.	(1)	(109)	4		0.0	(g)
IDACORP, Inc.	— (h)	(12)	—	(h)	0.0	(g)
IDEX Corp.	— (h)	(32)	—	(h)	0.0	(g)
Impinj, Inc.	— (h)	(8)	—	(h)	0.0	(g)
Ingersoll Rand, Inc.	— (h)	(6)	—	(h)	0.0	(g)
Intel Corp.	(3)	(98)	(1)		0.0	(g)
InterDigital, Inc.	— (h)	(1)	—	(h)	0.0	(g)
International Business Machines Corp.	(1)	(191)	4		0.0	(g)
International Flavors & Fragrances, Inc.	(1)	(51)	(1)		0.0	(g)
International Paper Co.	(15)	(608)	(1)		0.0	(g)
Invesco Ltd.	(1)	(27)	1		0.0	(g)
J M Smucker Co. (The)	— (h)	(34)	1		0.0	(g)
Jacobs Solutions, Inc.	(1)	(175)	4		0.0	(g)
JBT Marel Corp.	(1)	(95)	3		0.0	(g)
JFrog Ltd.	— (h)	(11)	1		0.0	(g)
Jones Lang LaSalle, Inc.	— (h)	(14)	—	(h)	0.0	(g)

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2025	SIX CIRCLES TRUST	355

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2025 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
Short Positions — continued
Common Stocks — continued

United States — continued
Kinetik Holdings, Inc.	(1)	(50)	(2)		0.0	(g)
KKR & Co., Inc.	— (h)	(8)	—	(h)	0.0	(g)
Klaviyo, Inc.	— (h)	(13)	—	(h)	0.0	(g)
Kraft Heinz Co. (The)	(1)	(14)	—	(h)	0.0	(g)
Krystal Biotech, Inc.	— (h)	(41)	1		0.0	(g)
Lamb Weston Holdings, Inc.	(1)	(51)	1		0.0	(g)
Lennox International, Inc.	— (h)	(30)	1		0.0	(g)
Levi Strauss & Co.	(3)	(68)	2		0.0	(g)
Liberty Broadband Corp.	(1)	(31)	—	(h)	0.0	(g)
Life Time Group Holdings, Inc.	(1)	(21)	—	(h)	0.0	(g)
Lincoln National Corp.	— (h)	(5)	—	(h)	0.0	(g)
LKQ Corp.	(3)	(79)	—	(h)	0.0	(g)
Loar Holdings, Inc.	— (h)	(12)	—	(h)	0.0	(g)
Lowe’s Cos., Inc.	(1)	(131)	1		0.0	(g)
LPL Financial Holdings, Inc.	— (h)	(42)	2		0.0	(g)
MACOM Technology Solutions Holdings, Inc.	(1)	(244)	6		0.0	(g)
Maplebear, Inc.	(1)	(60)	—	(h)	0.0	(g)
Marriott International, Inc./MD	— (h)	(39)	—	(h)	0.0	(g)
Marsh & McLennan Cos., Inc.	— (h)	(27)	—	(h)	0.0	(g)
Masco Corp.	— (h)	(10)	—	(h)	0.0	(g)
Match Group, Inc.	— (h)	(7)	—	(h)	0.0	(g)
McCormick & Co., Inc./MD	(2)	(137)	2		0.0	(g)
McDonald’s Corp.	— (h)	(40)	1		0.0	(g)
Merck & Co., Inc.	(2)	(239)	(1)		0.0	(g)
Middleby Corp. (The)	(2)	(235)	3		0.0	(g)
Mirion Technologies, Inc.	— (h)	(12)	—	(h)	0.0	(g)
Modine Manufacturing Co.	— (h)	(9)	—	(h)	0.0	(g)
Mohawk Industries, Inc.	(1)	(75)	—	(h)	0.0	(g)
Molson Coors Beverage Co.	(6)	(260)	(1)		0.0	(g)
Monolithic Power Systems, Inc.	(1)	(573)	24		0.0	(g)
Morningstar, Inc.	— (h)	(24)	—	(h)	0.0	(g)
NetApp, Inc.	(3)	(279)	10		0.0	(g)
New York Times Co. (The)	— (h)	(20)	—	(h)	0.0	(g)
NewMarket Corp.	— (h)	(13)	1		0.0	(g)
NextEra Energy, Inc.	(2)	(171)	—	(h)	0.0	(g)
NIKE, Inc.	(1)	(63)	(7)		0.0	(g)
NiSource, Inc.	(15)	(624)	(5)		0.0	(g)
Norwegian Cruise Line Holdings Ltd.	(14)	(328)	26		0.0	(g)
NuScale Power Corp.	— (h)	(8)	1		0.0	(g)
Nuvalent, Inc.	— (h)	(22)	1		0.0	(g)
OGE Energy Corp.	(1)	(57)	—	(h)	0.0	(g)
Okta, Inc.	(1)	(86)	4		0.0	(g)
Old National Bancorp	(3)	(60)	3		0.0	(g)
Old Republic International Corp.	(1)	(53)	1		0.0	(g)
Onestream, Inc.	(2)	(32)	2		0.0	(g)
O’Reilly Automotive, Inc.	— (h)	(13)	—	(h)	0.0	(g)
Ormat Technologies, Inc.	— (h)	(40)	1		0.0	(g)
PACCAR, Inc.	(3)	(382)	11		0.0	(g)
Paramount Skydance Corp.	— (h)	(3)	—	(h)	0.0	(g)
Paychex, Inc.	(2)	(203)	5		0.0	(g)
Pegasystems, Inc.	(2)	(118)	5		0.0	(g)
Permian Resources Corp.	(3)	(42)	—	(h)	0.0	(g)

SEE NOTES TO FINANCIAL STATEMENTS.

356	SIX CIRCLES TRUST	DECEMBER 31, 2025

REFERENCE ENTITY	SHARES		NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
Short Positions — continued
Common Stocks — continued

United States — continued
Pinterest, Inc.	—	(h)	(11)	—	(h)	0.0	(g)
Planet Fitness, Inc.	(3)		(294)	8		0.0	(g)
PPL Corp.	(1)		(27)	—	(h)	0.0	(g)
Primo Brands Corp.	(2)		(36)	—	(h)	0.0	(g)
PTC, Inc.	—	(h)	(11)	—	(h)	0.0	(g)
Quanta Services, Inc.	—	(h)	(59)	2		0.0	(g)
QuantumScape Corp.	(4)		(42)	4		0.0	(g)
QXO, Inc.	(4)		(89)	11		0.0	(g)
RadNet, Inc.	(1)		(97)	4		0.0	(g)
Range Resources Corp.	(9)		(311)	(4)		0.0	(g)
Realty, Inc.ome Corp.	—	(h)	(24)	—	(h)	0.0	(g)
Repligen Corp.	(1)		(86)	1		0.0	(g)
Rexford Industrial Realty, Inc.	(19)		(756)	31		0.0	(g)
Rhythm Pharmaceuticals, Inc.	—	(h)	(10)	1		0.0	(g)
Robinhood Markets, Inc.	—	(h)	(11)	1		0.0	(g)
Rocket Cos., Inc.	(1)		(12)	—	(h)	0.0	(g)
Rocket Lab Corp.	(1)		(39)	4		0.0	(g)
Roper Technologies, Inc.	—	(h)	(131)	1		0.0	(g)
Royal Caribbean Cruises Ltd.	—	(h)	(8)	1		0.0	(g)
Royal Gold, Inc.	—	(h)	(39)	2		0.0	(g)
Ryan Specialty Holdings, Inc.	(1)		(46)	—	(h)	0.0	(g)
Ryman Hospitality Properties, Inc.	(1)		(100)	3		0.0	(g)
SailPoint, Inc.	—	(h)	(5)	—	(h)	0.0	(g)
Service Corp. International/US	(1)		(54)	1		0.0	(g)
SharkNinja, Inc.	—	(h)	(11)	1		0.0	(g)
Sherwin-Williams Co. (The)	(2)		(702)	—	(h)	0.0	(g)
Simpson Manufacturing Co., Inc.	—	(h)	(34)	1		0.0	(g)
SiteOne Landscape Supply, Inc.	—	(h)	(8)	—	(h)	0.0	(g)
SLM Corp.	—	(h)	(8)	—	(h)	0.0	(g)
Snap-on, Inc.	—	(h)	(86)	1		0.0	(g)
SoFi Technologies, Inc.	(5)		(127)	5		0.0	(g)
SoundHound AI, Inc.	(8)		(89)	10		0.0	(g)
Southwest Airlines Co.	(3)		(135)	3		0.0	(g)
SPX Technologies, Inc.	—	(h)	(22)	1		0.0	(g)
STAG Industrial, Inc.	—	(h)	(17)	—	(h)	0.0	(g)
StandardAero, Inc.	—	(h)	(12)	—	(h)	0.0	(g)
Starbucks Corp.	(1)		(48)	1		0.0	(g)
Starwood Property Trust, Inc.	(1)		(12)	—	(h)	0.0	(g)
Steel Dynamics, Inc.	—	(h)	(66)	2		0.0	(g)
StepStone Group, Inc.	—	(h)	(5)	—	(h)	0.0	(g)
Sterling Infrastructure, Inc.	—	(h)	(45)	1		0.0	(g)
Strategy, Inc.	—	(h)	(59)	3		0.0	(g)
Summit Therapeutics, Inc.	(3)		(52)	2		0.0	(g)
T Rowe Price Group, Inc.	—	(h)	(6)	—	(h)	0.0	(g)
Take-Two Interactive Software, Inc.	—	(h)	(7)	—	(h)	0.0	(g)
TD SYNNEX Corp.	—	(h)	(44)	1		0.0	(g)
Teledyne Technologies, Inc.	—	(h)	(18)	—	(h)	0.0	(g)
Teleflex, Inc.	—	(h)	(12)	—	(h)	0.0	(g)
Teradyne, Inc.	—		—	—		0.0	(g)
Terreno Realty Corp.	(4)		(227)	6		0.0	(g)
Tesla, Inc.	—	(h)	(70)	6		0.0	(g)
Texas Pacific Land Corp.	—	(h)	(40)	2		0.0	(g)

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2025	SIX CIRCLES TRUST	357

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2025 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

REFERENCE ENTITY	SHARES		NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
Short Positions — continued
Common Stocks — continued

United States — continued
Thermo Fisher Scientific, Inc.	—	(h)	(104)	(1)		0.0	(g)
Timken Co. (The)	—	(h)	(25)	1		0.0	(g)
TKO Group Holdings, Inc.	—	(h)	(47)	1		0.0	(g)
TPG, Inc.	(1)		(43)	1		0.0	(g)
Tractor Supply Co.	—	(h)	(21)	1		0.0	(g)
TransDigm Group, Inc.	—	(h)	(543)	(12)		0.0	(g)
Tyler Technologies, Inc.	—	(h)	(58)	1		0.0	(g)
Tyson Foods, Inc.	(1)		(39)	—	(h)	0.0	(g)
UDR, Inc.	(2)		(61)	(1)		0.0	(g)
UiPath, Inc.	(4)		(75)	1		0.0	(g)
UL Solutions, Inc.	—	(h)	(33)	—	(h)	0.0	(g)
UMB Financial Corp.	—	(h)	(47)	2		0.0	(g)
United Parcel Service, Inc.	—	(h)	(10)	—	(h)	0.0	(g)
Unity Software, Inc.	—	(h)	(7)	—	(h)	0.0	(g)
US Foods Holding Corp.	—	(h)	(19)	—	(h)	0.0	(g)
Valley National Bancorp	—	(h)	(6)	—	(h)	0.0	(g)
Verizon Communications, Inc.	(3)		(124)	(2)		0.0	(g)
Vertex Pharmaceuticals, Inc.	—	(h)	(153)	2		0.0	(g)
VF Corp.	—	(h)	(7)	—	(h)	0.0	(g)
Viper Energy, Inc.	(2)		(63)	—	(h)	0.0	(g)
Vontier Corp.	(8)		(300)	6		0.0	(g)
Walt Disney Co. (The)	—	(h)	(55)	(1)		0.0	(g)
Warner Music Group Corp.	(4)		(108)	(3)		0.0	(g)
Watsco, Inc.	(1)		(209)	6		0.0	(g)
Watts Water Technologies, Inc.	—	(h)	(14)	—	(h)	0.0	(g)
Webster Financial Corp.	(7)		(461)	14		0.0	(g)
WESCO International, Inc.	—	(h)	(6)	—	(h)	0.0	(g)
West Pharmaceutical Services, Inc.	—	(h)	(21)	—	(h)	0.0	(g)
Western Alliance Bancorp	—	(h)	(15)	1		0.0	(g)
Weyerhaeuser Co.	(2)		(44)	—	(h)	0.0	(g)
Williams Cos., Inc. (The)	(2)		(127)	(3)		0.0	(g)
Wingstop, Inc.	(1)		(221)	14		0.0	(g)
Workday, Inc.	(1)		(141)	2		0.0	(g)
WW Grainger, Inc.	—	(h)	(9)	—	(h)	0.0	(g)
Wynn Resorts Ltd.	(3)		(437)	20		0.0	(g)
Xcel Energy, Inc.	(4)		(327)	—	(h)	0.0	(g)
Yum! Brands, Inc.	(9)		(1,455)	37		0.0	(g)
Zurn Elkay Water Solutions Corp.	(4)		(199)	7		0.0	(g)

Total Short Positions of Total Return Swaps			(34,596)	542		0.0	(g)

Long Positions
Common Stocks
Australia
Atlassian Corp.	—	(h)	33	(1)		0.0	(g)

Bermuda
Essent Group Ltd.	1		58	(1)		0.0	(g)
Viking Holdings Ltd.	1		74	(2)		0.0	(g)

Canada
Lululemon Athletica, Inc.	1		141	(3)		0.0	(g)

SEE NOTES TO FINANCIAL STATEMENTS.

358	SIX CIRCLES TRUST	DECEMBER 31, 2025

REFERENCE ENTITY	SHARES		NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)
Long Positions — continued
Common Stocks — continued
Denmark
Ascendis Pharma A/S	—	(h)	18	— (h)	0.0	(g)

Finland
Amer Sports, Inc.	6		215	(4)	0.0	(g)

France
Abivax SA	—	(h)	33	(1)	0.0	(g)

Germany
BioNTech SE	2		177	6	0.0	(g)

Hong Kong
Melco Resorts & Entertainment Ltd.	1		8	(1)	0.0	(g)

Ireland
AerCap Holdings NV	9		1,260	(16)	0.0	(g)
Alkermes plc	2		49	(1)	0.0	(g)
Allegion plc	1		98	(1)	0.0	(g)
Aptiv plc	—	(h)	12	— (h)	0.0	(g)
Eaton Corp. plc	—	(h)	106	(1)	0.0	(g)
ICON plc	—	(h)	10	— (h)	0.0	(g)
TE Connectivity plc	—	(h)	39	(1)	0.0	(g)

Israel
Camtek Ltd./Israel	—	(h)	41	— (h)	0.0	(g)
Check Point Software Technologies Ltd.	—	(h)	35	(1)	0.0	(g)

Luxembourg
Millicom International Cellular SA	1		54	2	0.0	(g)

Netherlands
QIAGEN NV	18		836	(20)	0.0	(g)

Norway
Frontline plc	2		43	— (h)	0.0	(g)

Puerto Rico
Popular, Inc.	—	(h)	5	— (h)	0.0	(g)

Sweden
Spotify Technology SA	—	(h)	29	— (h)	0.0	(g)

Switzerland
On Holding AG	2		81	(3)	0.0	(g)
Sportradar Group AG	1		21	1	0.0	(g)

United Kingdom
ARM Holdings plc	—	(h)	3	— (h)	0.0	(g)
Pentair plc	—	(h)	26	— (h)	0.0	(g)

United States
AECOM	—	(h)	33	(1)	0.0	(g)
AES Corp. (The)	3		41	1	0.0	(g)
Affiliated Managers Group, Inc.	—	(h)	9	— (h)	0.0	(g)
Alaska Air Group, Inc.	5		276	(16)	0.0	(g)
Albemarle Corp.	4		580	(16)	0.0	(g)
Allison Transmission Holdings, Inc.	2		213	(6)	0.0	(g)
Alphabet, Inc.	—	(h)	84	1	0.0	(g)

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2025	SIX CIRCLES TRUST	359

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2025 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

REFERENCE ENTITY	SHARES		NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)
Long Positions — continued
Common Stocks — continued

United States — continued
Amdocs Ltd.	4		334	2	0.0	(g)
Ameren Corp.	2		200	1	0.0	(g)
American Healthcare REIT, Inc.	1		49	(1)	0.0	(g)
American Tower Corp.	—	(h)	77	1	0.0	(g)
American Water Works Co., Inc.	1		85	(1)	0.0	(g)
Ameriprise Financial, Inc.	—	(h)	79	(1)	0.0	(g)
Amkor Technology, Inc.	2		90	(3)	0.0	(g)
Amphenol Corp.	2		224	— (h)	0.0	(g)
Applied Industrial Technologies, Inc.	—	(h)	43	(1)	0.0	(g)
Aramark	—	(h)	17	(1)	0.0	(g)
AT&T, Inc.	4		92	1	0.0	(g)
Autodesk, Inc.	—	(h)	21	— (h)	0.0	(g)
Ball Corp.	2		123	1	0.0	(g)
Bank of America Corp.	11		598	(9)	0.0	(g)
Biogen, Inc.	—	(h)	31	— (h)	0.0	(g)
BioMarin Pharmaceutical, Inc.	1		32	— (h)	0.0	(g)
Bio-Techne Corp.	—	(h)	6	— (h)	0.0	(g)
BJ’s Wholesale Club Holdings, Inc.	1		66	(3)	0.0	(g)
Block, Inc.	3		187	— (h)	0.0	(g)
BorgWarner, Inc.	3		158	(1)	0.0	(g)
Bridgebio Pharma, Inc.	1		103	(1)	0.0	(g)
Bright Horizons Family Solutions, Inc.	—	(h)	13	— (h)	0.0	(g)
Brightstar Lottery plc	7		115	(4)	0.0	(g)
Brixmor Property Group, Inc.	1		14	— (h)	0.0	(g)
Cal-Maine Foods, Inc.	—	(h)	10	(1)	0.0	(g)
Camden Property Trust	—	(h)	10	— (h)	0.0	(g)
Carlisle Cos., Inc.	—	(h)	9	— (h)	0.0	(g)
CarMax, Inc.	11		434	6	0.0	(g)
Carnival Corp.	14		450	(23)	0.0	(g)
CBRE Group, Inc.	—	(h)	1	— (h)	0.0	(g)
Centene Corp.	2		84	2	0.0	(g)
Charles River Laboratories International, Inc.	1		238	(4)	0.0	(g)
Charles Schwab Corp. (The)	1		54	(1)	0.0	(g)
Chemed Corp.	—	(h)	26	— (h)	0.0	(g)
Chevron Corp.	1		94	2	0.0	(g)
Chipotle Mexican Grill, Inc.	1		27	(1)	0.0	(g)
Chord Energy Corp.	4		370	8	0.0	(g)
Churchill Downs, Inc.	—	(h)	8	— (h)	0.0	(g)
Cirrus Logic, Inc.	—	(h)	10	— (h)	0.0	(g)
Clean Harbors, Inc.	1		258	(5)	0.0	(g)
Cleveland-Cliffs, Inc.	9		117	(4)	0.0	(g)
Coca-Cola Co. (The)	1		83	— (h)	0.0	(g)
Cognex Corp.	—	(h)	16	— (h)	0.0	(g)
Comfort Systems USA, Inc.	—	(h)	43	(1)	0.0	(g)
Commerce Bancshares, Inc.	9		482	(6)	0.0	(g)
Commercial Metals Co.	1		42	(1)	0.0	(g)
Conagra Brands, Inc.	6		97	— (h)	0.0	(g)
Constellation Brands, Inc.	—	(h)	34	(1)	0.0	(g)
Construction Partners, Inc.	—	(h)	17	(1)	0.0	(g)
Copart, Inc.	2		63	— (h)	0.0	(g)
Costco Wholesale Corp.	2		1,339	19	0.0	(g)
Crane Co.	—	(h)	23	— (h)	0.0	(g)

SEE NOTES TO FINANCIAL STATEMENTS.

360	SIX CIRCLES TRUST	DECEMBER 31, 2025

REFERENCE ENTITY	SHARES		NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)
Long Positions — continued
Common Stocks — continued

United States — continued
Crown Castle, Inc.	3		232	7	0.0	(g)
Crown Holdings, Inc.	—	(h)	6	— (h)	0.0	(g)
CSX Corp.	1		28	— (h)	0.0	(g)
CubeSmart	1		22	— (h)	0.0	(g)
Cullen/Frost Bankers, Inc.	—	(h)	63	(1)	0.0	(g)
Curtiss-Wright Corp.	—	(h)	47	(1)	0.0	(g)
Darden Restaurants, Inc.	—	(h)	21	(1)	0.0	(g)
DaVita, Inc.	1		90	(2)	0.0	(g)
Dell Technologies, Inc.	—	(h)	17	— (h)	0.0	(g)
Digital Realty Trust, Inc.	1		152	1	0.0	(g)
Donaldson Co., Inc.	—	(h)	13	(1)	0.0	(g)
Doximity, Inc.	—	(h)	10	— (h)	0.0	(g)
DR Horton, Inc.	—	(h)	54	(1)	0.0	(g)
Dropbox, Inc.	2		52	(1)	0.0	(g)
Dycom Industries, Inc.	1		300	(8)	0.0	(g)
Dynatrace, Inc.	6		256	(7)	0.0	(g)
eBay, Inc.	—	(h)	5	— (h)	0.0	(g)
Ecolab, Inc.	—	(h)	38	(1)	0.0	(g)
Edwards Lifesciences Corp.	—	(h)	7	— (h)	0.0	(g)
Elastic NV	—	(h)	6	— (h)	0.0	(g)
Element Solutions, Inc.	1		29	(1)	0.0	(g)
EMCOR Group, Inc.	—	(h)	7	— (h)	0.0	(g)
Emerson Electric Co.	—	(h)	16	— (h)	0.0	(g)
Encompass Health Corp.	1		55	(1)	0.0	(g)
EOG Resources, Inc.	1		63	1	0.0	(g)
Equifax, Inc.	—	(h)	24	— (h)	0.0	(g)
Essential Properties Realty Trust, Inc.	—	(h)	7	— (h)	0.0	(g)
Etsy, Inc.	7		364	(2)	0.0	(g)
Evercore, Inc.	1		393	(12)	0.0	(g)
Eversource Energy	—	(h)	10	— (h)	0.0	(g)
ExlService Holdings, Inc.	—	(h)	14	— (h)	0.0	(g)
Expeditors International of Washington, Inc.	—	(h)	32	(1)	0.0	(g)
Fidelity National Information Services, Inc.	—	(h)	13	— (h)	0.0	(g)
Fifth Third Bancorp	7		316	(9)	0.0	(g)
First American Financial Corp.	3		180	(1)	0.0	(g)
First Citizens BancShares, Inc./NC	—	(h)	95	(1)	0.0	(g)
First Industrial Realty Trust, Inc.	—	(h)	10	— (h)	0.0	(g)
Fiserv, Inc.	1		69	(1)	0.0	(g)
Five Below, Inc.	—	(h)	12	— (h)	0.0	(g)
Flex Ltd.	1		87	(5)	0.0	(g)
Floor & Decor Holdings, Inc.	—	(h)	30	(1)	0.0	(g)
Fluor Corp.	—	(h)	5	— (h)	0.0	(g)
Fortune Brands Innovations, Inc.	1		43	(1)	0.0	(g)
Fox Corp.	1		42	— (h)	0.0	(g)
Franklin Resources, Inc.	5		112	(3)	0.0	(g)
Freeport-McMoRan, Inc.	—	(h)	10	— (h)	0.0	(g)
Gaming and Leisure Properties, Inc.	—	(h)	5	— (h)	0.0	(g)
Gap, Inc. (The)	1		33	(2)	0.0	(g)
General Electric Co.	1		178	(4)	0.0	(g)
General Motors Co.	5		378	(8)	0.0	(g)
Gentex Corp.	1		29	— (h)	0.0	(g)
Globe Life, Inc.	—	(h)	11	— (h)	0.0	(g)

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2025	SIX CIRCLES TRUST	361

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2025 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

REFERENCE ENTITY	SHARES		NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)
Long Positions — continued
Common Stocks — continued

United States — continued
GoDaddy, Inc.	—	(h)	5	— (h)	0.0	(g)
Group 1 Automotive, Inc.	—	(h)	18	(1)	0.0	(g)
H&R Block, Inc.	4		184	3	0.0	(g)
Halozyme Therapeutics, Inc.	—	(h)	6	— (h)	0.0	(g)
Hamilton Lane, Inc.	—	(h)	61	(2)	0.0	(g)
Hanover Insurance Group, Inc. (The)	1		254	(4)	0.0	(g)
HCA Healthcare, Inc.	—	(h)	6	— (h)	0.0	(g)
HEICO Corp.	—	(h)	137	(5)	0.0	(g)
Henry Schein, Inc.	2		125	(3)	0.0	(g)
HF Sinclair Corp.	2		115	(1)	0.0	(g)
Honeywell International, Inc.	9		1,807	(8)	0.0	(g)
Houlihan Lokey, Inc.	3		485	(11)	0.0	(g)
Hubbell, Inc.	—	(h)	32	(1)	0.0	(g)
HubSpot, Inc.	—	(h)	28	— (h)	0.0	(g)
Huntington Ingalls Industries, Inc.	2		562	(21)	0.0	(g)
IES Holdings, Inc.	—	(h)	30	(1)	0.0	(g)
Illinois Tool Works, Inc.	—	(h)	32	(1)	0.0	(g)
Incyte Corp.	—	(h)	1	— (h)	0.0	(g)
Installed Building Products, Inc.	—	(h)	21	(1)	0.0	(g)
Intercontinental Exchange, Inc.	5		795	2	0.0	(g)
Invitation Homes, Inc.	2		46	1	0.0	(g)
Ionis Pharmaceuticals, Inc.	1		50	(1)	0.0	(g)
ITT, Inc.	—	(h)	18	— (h)	0.0	(g)
Jabil, Inc.	—	(h)	5	— (h)	0.0	(g)
Jefferies Financial Group, Inc.	—	(h)	24	(1)	0.0	(g)
KBR, Inc.	5		192	— (h)	0.0	(g)
KeyCorp.	40		840	(23)	0.0	(g)
Kimberly-Clark Corp.	4		448	5	0.0	(g)
Kirby Corp.	—	(h)	22	— (h)	0.0	(g)
Kratos Defense & Security Solutions, Inc.	1		83	(6)	0.0	(g)
Kyndryl Holdings, Inc.	—	(h)	5	— (h)	0.0	(g)
Labcorp Holdings, Inc.	—	(h)	94	(2)	0.0	(g)
Lear Corp.	1		80	(2)	0.0	(g)
Leidos Holdings, Inc.	1		247	(8)	0.0	(g)
Lennar Corp.	3		342	(13)	0.0	(g)
Light & Wonder, Inc.	2		242	(1)	0.0	(g)
Linde plc	—	(h)	116	1	0.0	(g)
Lithia Motors, Inc.	—	(h)	51	(2)	0.0	(g)
Louisiana-Pacific Corp.	—	(h)	10	— (h)	0.0	(g)
Lyft, Inc.	4		76	(2)	0.0	(g)
LyondellBasell Industries NV	—	(h)	13	— (h)	0.0	(g)
Manhattan Associates, Inc.	2		326	(5)	0.0	(g)
MARA Holdings, Inc.	21		211	(24)	0.0	(g)
Marathon Petroleum Corp.	—	(h)	18	— (h)	0.0	(g)
MarketAxess Holdings, Inc.	1		123	— (h)	0.0	(g)
MasTec, Inc.	—	(h)	47	(2)	0.0	(g)
Medpace Holdings, Inc.	1		628	(11)	0.0	(g)
Meritage Homes Corp.	—	(h)	26	— (h)	0.0	(g)
MetLife, Inc.	—	(h)	38	(1)	0.0	(g)
Mettler-Toledo International, Inc.	—	(h)	698	(9)	0.0	(g)
MGIC Investment Corp.	1		26	— (h)	0.0	(g)
MGM Resorts International	—	(h)	7	— (h)	0.0	(g)

SEE NOTES TO FINANCIAL STATEMENTS.

362	SIX CIRCLES TRUST	DECEMBER 31, 2025

REFERENCE ENTITY	SHARES		NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)
Long Positions — continued
Common Stocks — continued

United States — continued
Microchip Technology, Inc.	5		335	(13)	0.0	(g)
Microsoft Corp.	4		1,753	(5)	0.0	(g)
Millrose Properties, Inc.	1		30	1	0.0	(g)
Molina Healthcare, Inc.	—	(h)	19	1	0.0	(g)
Moody’s Corp.	—	(h)	40	— (h)	0.0	(g)
Mosaic Co. (The)	1		17	— (h)	0.0	(g)
Motorola Solutions, Inc.	—	(h)	53	1	0.0	(g)
Neurocrine Biosciences, Inc.	1		211	(8)	0.0	(g)
NNN REIT, Inc.	1		24	— (h)	0.0	(g)
Northrop Grumman Corp.	—	(h)	26	(1)	0.0	(g)
Nucor Corp.	—	(h)	2	— (h)	0.0	(g)
NVR, Inc.	—	(h)	81	(1)	0.0	(g)
Old Dominion Freight Line, Inc.	—	(h)	31	(1)	0.0	(g)
Ollie’s Bargain Outlet Holdings, Inc.	3		330	(3)	0.0	(g)
Onto Innovation, Inc.	—	(h)	19	— (h)	0.0	(g)
Otis Worldwide Corp.	1		59	— (h)	0.0	(g)
Palantir Technologies, Inc.	1		129	(11)	0.0	(g)
Palo Alto Networks, Inc.	1		198	(5)	0.0	(g)
Paycom Software, Inc.	—	(h)	8	— (h)	0.0	(g)
Paylocity Holding Corp.	—	(h)	34	— (h)	0.0	(g)
Penske Automotive Group, Inc.	—	(h)	10	— (h)	0.0	(g)
PepsiCo., Inc.	1		147	(4)	0.0	(g)
Performance Food Group Co.	3		292	(7)	0.0	(g)
Pfizer, Inc.	31		780	(10)	0.0	(g)
PG&E Corp.	46		735	4	0.0	(g)
Philip Morris International, Inc.	—	(h)	29	— (h)	0.0	(g)
Pilgrim’s Pride Corp.	1		20	— (h)	0.0	(g)
Pinnacle West Capital Corp.	2		206	2	0.0	(g)
PJT Partners, Inc.	—	(h)	25	(1)	0.0	(g)
Pool Corp.	—	(h)	89	(1)	0.0	(g)
Progressive Corp. (The)	—	(h)	39	— (h)	0.0	(g)
Prudential Financial, Inc.	—	(h)	44	(1)	0.0	(g)
PTC Therapeutics, Inc.	—	(h)	7	— (h)	0.0	(g)
RBC Bearings, Inc.	—	(h)	38	(1)	0.0	(g)
Regal Rexnord Corp.	—	(h)	16	— (h)	0.0	(g)
Regions Financial Corp.	1		20	(1)	0.0	(g)
ResMed, Inc.	—	(h)	12	— (h)	0.0	(g)
Revvity, Inc.	3		318	(3)	0.0	(g)
ROBLOX Corp.	—	(h)	31	— (h)	0.0	(g)
RPM International, Inc.	2		188	(2)	0.0	(g)
RTX Corp.	1		188	(2)	0.0	(g)
Rubrik, Inc.	—	(h)	4	— (h)	0.0	(g)
Salesforce, Inc.	—	(h)	30	— (h)	0.0	(g)
Sandisk Corp	—	(h)	57	(1)	0.0	(g)
SBA Communications Corp.	—	(h)	20	— (h)	0.0	(g)
Seagate Technology Holdings plc	—	(h)	135	(4)	0.0	(g)
SEI Investments Co.	1		82	(2)	0.0	(g)
ServiceNow, Inc.	—	(h)	8	— (h)	0.0	(g)
Skyworks Solutions, Inc.	1		45	(1)	0.0	(g)
SLB Ltd.	1		28	— (h)	0.0	(g)
SOUTHSTATE BANK Corp.,	1		105	(3)	0.0	(g)
Sprouts Farmers Market, Inc.	—	(h)	8	— (h)	0.0	(g)

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2025	SIX CIRCLES TRUST	363

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2025 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

REFERENCE ENTITY	SHARES		NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
Long Positions — continued
Common Stocks — continued

United States — continued
SS&C Technologies Holdings, Inc.	—	(h)	10	—	(h)	0.0	(g)
State Street Corp.	—	(h)	36	(1)		0.0	(g)
Stryker Corp.	—	(h)	9	—	(h)	0.0	(g)
Synchrony Financial	—	(h)	6	—	(h)	0.0	(g)
Sysco Corp.	—	(h)	17	—	(h)	0.0	(g)
Tapestry, Inc.	7		903	(8)		0.0	(g)
Taylor Morrison Home Corp.	1		37	—	(h)	0.0	(g)
Tenet Healthcare Corp.	—	(h)	37	—	(h)	0.0	(g)
Tetra Tech, Inc.	—	(h)	11	—	(h)	0.0	(g)
Textron, Inc.	—	(h)	24	(1)		0.0	(g)
TG Therapeutics, Inc.	—	(h)	9	—	(h)	0.0	(g)
Thor Industries, Inc.	—	(h)	19	(1)		0.0	(g)
T-Mobile US, Inc.	—	(h)	16	—	(h)	0.0	(g)
Toro Co. (The)	—	(h)	7	—	(h)	0.0	(g)
Trade Desk, Inc. (The)	1		45	1		0.0	(g)
TTM Technologies, Inc.	—	(h)	22	(1)		0.0	(g)
Twilio, Inc.	—	(h)	19	—	(h)	0.0	(g)
Uber Technologies, Inc.	—	(h)	27	—	(h)	0.0	(g)
UFP Industries, Inc.	—	(h)	20	—	(h)	0.0	(g)
Universal Display Corp.	—	(h)	18	—	(h)	0.0	(g)
Unum Group	—	(h)	26	—	(h)	0.0	(g)
Urban Outfitters, Inc.	1		68	(4)		0.0	(g)
Veeva Systems, Inc.	—	(h)	35	—	(h)	0.0	(g)
VeriSign, Inc.	3		764	(10)		0.0	(g)
Verisk Analytics, Inc.	—	(h)	11	—	(h)	0.0	(g)
Vertiv Holdings Co.	—	(h)	42	(1)		0.0	(g)
Vistra Corp.	—	(h)	73	—	(h)	0.0	(g)
Voya Financial, Inc.	6		423	(8)		0.0	(g)
Wayfair, Inc.	—	(h)	50	(2)		0.0	(g)
Western Digital Corp.	—	(h)	55	(1)		0.0	(g)
Westlake Corp.	1		49	—	(h)	0.0	(g)
Woodward, Inc.	3		987	(40)		0.0	(g)
WP Carey, Inc.	—	(h)	31	—	(h)	0.0	(g)
XPO, Inc.	1		72	(3)		0.0	(g)
Xylem, Inc./NY	—	(h)	12	—	(h)	0.0	(g)
Zions Bancorp NA	—	(h)	9	—	(h)	0.0	(g)
Zoetis, Inc.	—	(h)	11	—	(h)	0.0	(g)

Uruguay
MercadoLibre, Inc.	—	(h)	34	—	(h)	0.0	(g)

Total Long Positions of Total Return Swaps			37,083	(509)		0.0	(g)

Total of Long and Short Positions of Total Return Swaps			2,487	33		0.0	(g)

SEE NOTES TO FINANCIAL STATEMENTS.

364	SIX CIRCLES TRUST	DECEMBER 31, 2025

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE (1)	NET UNREALIZED APPRECIATION/ (DEPRECIATION) ($) (2)		NET CASH AND OTHER RECEIVABLES/ PAYABLES ($)	VALUE ($)
Barclays Bank plc	The Fund receives a return on portfolio of long and short equity positions and pays or receives one day OBFR on long positions and short positions respectively, plus or minus spread (rates range from 0.45% to 0.45%) which is denominated in USD based on the local currencies of the positions within the swap	11/17/2026	41	—	(h)	—	—	(h)

REFERENCE ENTITY	SHARES		NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
Long Positions
Common Stocks
Hong Kong
Hongkong Land Holdings Ltd.	4		27	—	(h)	0.0	(g)
Jardine Matheson Holdings Ltd.	—	(h)	14	—	(h)	0.0	(g)

Total Long Positions of Total Return Swaps			41	—	(h)	0.0	(g)

Total of Long and Short Positions of Total Return Swaps			41	—	(h)	0.0	(g)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE (1)	NET UNREALIZED APPRECIATION/ (DEPRECIATION) ($) (2)	NET CASH AND OTHER RECEIVABLES/ PAYABLES ($)	VALUE ($)
BNP Paribas	The Fund receives a return on portfolio of long and short equity positions and pays or receives one day RBA on long positions and short positions respectively, plus or minus spread (rates range from 0% to 0.25%) which is denominated in AUD based on the local currencies of the positions within the swap	09/10/2027	410	(2)	13	11

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)
Short Positions
Common Stocks
Australia
ALS Ltd.	(4)	(92)	(2)	0.0	(g)
ANZ Group Holdings Ltd.	(5)	(176)	(3)	0.0	(g)
APA Group	(25)	(223)	2	0.0	(g)
ASX Ltd.	(10)	(527)	15	0.0	(g)
BHP Group Ltd.	(26)	(1,143)	(21)	0.0	(g)
BlueScope Steel Ltd.	(2)	(45)	— (h)	0.0	(g)
Brambles Ltd.	(43)	(980)	(10)	0.0	(g)
CAR Group Ltd.	(9)	(269)	2	0.0	(g)
Genesis Minerals Ltd.	(34)	(222)	(16)	0.0	(g)
Lynas Rare Earths Ltd.	(14)	(179)	1	0.0	(g)
Medibank Pvt Ltd.	(3)	(16)	— (h)	0.0	(g)
NEXTDC Ltd.	(16)	(220)	9	0.0	(g)

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2025	SIX CIRCLES TRUST	365

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2025 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
Short Positions — continued
Common Stocks — continued
Australia — continued
Northern Star Resources Ltd.	(13)	(346)	—	(h)	0.0	(g)
Ramelius Resources Ltd.	(5)	(18)	(1)		0.0	(g)
Scentre Group	(13)	(55)	—	(h)	0.0	(g)
Sigma Healthcare Ltd.	(59)	(172)	(1)		0.0	(g)
Stockland	(78)	(452)	5		0.0	(g)
Telix Pharmaceuticals Ltd.	(1)	(11)	1		0.0	(g)
Vicinity Ltd.	(154)	(392)	(1)		0.0	(g)
WiseTech Global Ltd.	(3)	(180)	4		0.0	(g)
Woolworths Group Ltd.	(4)	(116)	—	(h)	0.0	(g)

Finland
Cochlear Ltd.	(1)	(170)	2		0.0	(g)

Total Short Positions of Total Return Swaps		(6,004)	(14)		0.0	(g)

Long Positions
Common Stocks
Australia
Ampol Ltd.	7	219	(4)		0.0	(g)
Aristocrat Leisure Ltd.	2	94	2		0.0	(g)
Aurizon Holdings Ltd.	6	23	—	(h)	0.0	(g)
Coles Group Ltd.	2	35	—	(h)	0.0	(g)
Commonwealth Bank of Australia	— (h)	9	—	(h)	0.0	(g)
Computershare Ltd.	— (h)	9	—	(h)	0.0	(g)
Evolution Mining Ltd.	13	158	4		0.0	(g)
Fortescue Ltd.	1	17	—	(h)	0.0	(g)
GPT Group (The)	— (h)	— (h)	—	(h)	0.0	(g)
HUB24 Ltd.	2	238	(3)		0.0	(g)
Insurance Australia Group Ltd.	2	14	—	(h)	0.0	(g)
JB Hi-Fi Ltd.	5	465	7		0.0	(g)
Lottery Corp. Ltd. (The)	19	97	–	(h)	0.0	(g)
Macquarie Group Ltd.	— (h)	89	1		0.0	(g)
Mirvac Group	63	130	(1)		0.0	(g)
Orica Ltd.	45	1,073	18		0.0	(g)
Pro Medicus Ltd.	— (h)	105	(4)		0.0	(g)
Qantas Airways Ltd.	15	145	5		0.0	(g)
QBE Insurance Group Ltd.	7	126	2		0.0	(g)
REA Group Ltd.	1	177	(3)		0.0	(g)
Regis Resources Ltd.	1	10	—	(h)	0.0	(g)
Sandfire Resources Ltd.	4	69	3		0.0	(g)
Santos Ltd.	210	1,309	(10)		0.0	(g)
SEEK Ltd.	5	109	1		0.0	(g)
Sonic Healthcare Ltd.	2	38	—	(h)	0.0	(g)
Suncorp Group Ltd.	3	44	—	(h)	0.0	(g)
Technology One Ltd.	5	146	2		0.0	(g)
Treasury Wine Estates Ltd.	49	271	(8)		0.0	(g)
Wesfarmers Ltd.	12	986	(2)		0.0	(g)
Worley Ltd.	16	201	2		0.0	(g)

New Zealand
Xero Ltd.	— (h)	8	—	(h)	0.0	(g)

Total Long Positions of Total Return Swaps		6,414	12		0.0	(g)

Total of Long and Short Positions of Total Return Swaps		410	(2)		0.0	(g)

SEE NOTES TO FINANCIAL STATEMENTS.

366	SIX CIRCLES TRUST	DECEMBER 31, 2025

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE (1)	NET UNREALIZED APPRECIATION/ (DEPRECIATION) ($) (2)		NET CASH AND OTHER RECEIVABLES/ PAYABLES ($)	VALUE ($)
BNP Paribas	The Fund receives a return on portfolio of long and short equity positions and pays or receives one day RBA on long positions and short positions respectively, plus or minus spread (rates range from 0% to 0%) which is denominated in AUD based on the local currencies of the positions within the swap	12/02/2049	14	—	(h)	—	—	(h)

REFERENCE ENTITY	SHARES		NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
Long Positions
Common Stocks
Finland
Nordea Bank Abp	—	(h)	14	—	(h)	0.0	(g)

Total Long Positions of Total Return Swaps			14	—	(h)	0.0	(g)

Total of Long and Short Positions of Total Return Swaps			14	—	(h)	0.0	(g)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE (1)	NET UNREALIZED APPRECIATION/ (DEPRECIATION) ($) (2)	NET CASH AND OTHER RECEIVABLES/ PAYABLES ($)	VALUE ($)
BNP Paribas	The Fund receives a return on portfolio of long and short equity positions and pays or receives CABROVER on long positions and short positions respectively, plus or minus spread (rates range from 0% to 0%) which is denominated in CAD based on the local currencies of the positions within the swap	09/13/2027	(9,956)	11	(56)	(45)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)
Short Positions
Common Stocks
Canada
Alimentation Couche-Tard, Inc.	(12)	(852)	(16)	0.0	(g)
AltaGas Ltd.	— (h)	(14)	— (h)	0.0	(g)
ARC Resources Ltd.	(10)	(244)	(1)	0.0	(g)
Bank of Nova Scotia (The)	(1)	(103)	— (h)	0.0	(g)
Bombardier, Inc.	— (h)	(93)	(2)	0.0	(g)
Brookfield Corp.	(6)	(379)	(3)	0.0	(g)
Canadian Imperial Bank of Commerce	(3)	(346)	8	0.0	(g)
Canadian National Railway Co.	— (h)	(57)	— (h)	0.0	(g)
Canadian Utilities Ltd.	(6)	(265)	(4)	0.0	(g)
Cenovus Energy, Inc.	(4)	(93)	3	0.0	(g)
Discovery Silver Corp.	(2)	(18)	1	0.0	(g)
Franco-Nevada Corp.	(3)	(867)	17	0.0	(g)
G Mining Ventures Corp.	(7)	(284)	(9)	0.0	(g)

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2025	SIX CIRCLES TRUST	367

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2025 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)
Short Positions — continued
Common Stocks — continued
Canada — continued
GFL Environmental, Inc.	(5)	(301)	6	0.0	(g)
Gildan Activewear, Inc.	(2)	(162)	(5)	0.0	(g)
Great-West Lifeco, Inc.	(2)	(147)	(1)	0.0	(g)
iA Financial Corp., Inc.	(1)	(89)	(1)	0.0	(g)
Ivanhoe Mines Ltd.	(1)	(9)	(1)	0.0	(g)
Methanex Corp.	— (h)	(9)	— (h)	0.0	(g)
National Bank of Canada	(8)	(1,449)	4	0.0	(g)
NexGen Energy Ltd.	(1)	(17)	— (h)	0.0	(g)
Novagold Resources, Inc.	(2)	(20)	1	0.0	(g)
Nutrien Ltd.	— (h)	(25)	— (h)	0.0	(g)
Open Text Corp.	(31)	(1,434)	29	0.0	(g)
Peyto Exploration & Development Corp.	(8)	(174)	1	0.0	(g)
Power Corp. of Canada	(1)	(48)	— (h)	0.0	(g)
Restaurant Brands International, Inc.	(3)	(248)	8	0.0	(g)
Rogers Communications, Inc.	(15)	(762)	(14)	0.0	(g)
Royal Bank of Canada	(1)	(139)	(2)	0.0	(g)
South Bow Corp.	(4)	(148)	2	0.0	(g)
TC Energy Corp.	(3)	(258)	(1)	0.0	(g)
Torex Gold Resources, Inc.	(3)	(202)	(6)	0.0	(g)
Toromont Industries Ltd.	(3)	(465)	(3)	0.0	(g)
Tourmaline Oil Corp.	— (h)	(23)	— (h)	0.0	(g)
West Fraser Timber Co. Ltd.	(1)	(64)	(1)	0.0	(g)
Whitecap Resources, Inc.	(3)	(34)	— (h)	0.0	(g)

United States
Brookfield Asset Management Ltd.	(1)	(82)	1	0.0	(g)
Energy Fuels, Inc.	(1)	(20)	(1)	0.0	(g)
Galaxy Digital, Inc.	— (h)	(12)	1	0.0	(g)

Total Short Positions of Total Return Swaps		(9,956)	11	0.0	(g)

Total of Long and Short Positions of Total Return Swaps		(9,956)	11	0.0	(g)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE (1)	NET UNREALIZED APPRECIATION/ (DEPRECIATION) ($) (2)	NET CASH AND OTHER RECEIVABLES/ PAYABLES ($)	VALUE ($)
BNP Paribas	The Fund receives a return on portfolio of long and short equity positions and pays or receives one day SARON on long positions and short positions respectively, plus or minus spread (rates range from 0% to 0.26%) which is denominated in CHF based on the local currencies of the positions within the swap	09/03/2027	749	38	—	38

SEE NOTES TO FINANCIAL STATEMENTS.

368	SIX CIRCLES TRUST	DECEMBER 31, 2025

REFERENCE ENTITY	SHARES		NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
Short Positions
Common Stocks
Switzerland
Avolta AG	—	(h)	(7)	—	(h)	0.0	(g)
Banque Cantonale Vaudoise	—	(h)	(4)	—	(h)	0.0	(g)
Belimo Holding AG	—	(h)	(42)	—	(h)	0.0	(g)
Chocoladefabriken Lindt & Spruengli AG	—	(h)	(117)	—	(h)	0.0	(g)
Galderma Group AG	(1)		(144)	5		0.0	(g)
Geberit AG	—	(h)	(99)	—	(h)	0.0	(g)
Roche Holding AG	—	(h)	(21)	(1)		0.0	(g)
Sandoz Group AG	(1)		(34)	—	(h)	0.0	(g)
Straumann Holding AG	(1)		(80)	2		0.0	(g)
Swiss Life Holding AG	—	(h)	(81)	(3)		0.0	(g)
Swiss Prime Site AG	(1)		(61)	(3)		0.0	(g)
Swiss Re AG	(1)		(118)	(2)		0.0	(g)
Swisscom AG	—	(h)	(118)	(4)		0.0	(g)
VAT Group AG	—	(h)	(44)	1		0.0	(g)
Zurich Insurance Group AG	—	(h)	(91)	(2)		0.0	(g)

Total Short Positions of Total Return Swaps			(1,061)	(7)		0.0	(g)

Long Positions
Common Stocks
Switzerland
ABB Ltd.	2		123	1		0.0	(g)
Accelleron Industries AG	1		69	(2)		0.0	(g)
Chocoladefabriken Lindt & Spruengli AG	—	(h)	70	—	(h)	0.0	(g)
Cie Financiere Richemont SA	1		197	6		0.0	(g)
EMS-Chemie Holding AG	—	(h)	22	—	(h)	0.0	(g)
Flughafen Zurich AG	—	(h)	11	—	(h)	0.0	(g)
Holcim AG	6		427	13		0.0	(g)
Julius Baer Group Ltd.	1		70	2		0.0	(g)
Logitech International SA	—	(h)	4	—	(h)	0.0	(g)
Partners Group Holding AG	—	(h)	82	2		0.0	(g)
PSP Swiss Property AG	—	(h)	15	1		0.0	(g)
Schindler Holding AG	—	(h)	83	1		0.0	(g)
SGS SA	3		262	8		0.0	(g)
SIG Group AG	—	(h)	4	1		0.0	(g)
Sika AG	—	(h)	6	—	(h)	0.0	(g)
Sonova Holding AG	1		192	1		0.0	(g)
Sunrise Communications AG	—	(h)	4	—	(h)	0.0	(g)
Swatch Group AG (The)	—	(h)	15	—	(h)	0.0	(g)
Swissquote Group Holding SA	—	(h)	78	3		0.0	(g)
Temenos AG	—	(h)	11	1		0.0	(g)
UBS Group AG	2		65	7		0.0	(g)

Total Long Positions of Total Return Swaps			1,810	45		0.0	(g)

Total of Long and Short Positions of Total Return Swaps			749	38		0.0	(g)

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2025	SIX CIRCLES TRUST	369

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2025 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE (1)	NET UNREALIZED APPRECIATION/ (DEPRECIATION) ($) (2)	NET CASH AND OTHER RECEIVABLES/ PAYABLES ($)	VALUE ($)
BNP Paribas	The Fund receives a return on portfolio of long and short equity positions and pays or receives one day DESTR on long positions and short positions respectively, plus or minus spread (rates range from 0% to 0.25%) which is denominated in DKK based on the local currencies of the positions within the swap	09/03/2027	7,359	15	1	16

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)
Short Positions
Common Stocks
Denmark
Carlsberg A/S	(1)	(518)	— (h)	0.0	(g)
Danske Bank A/S	(1)	(153)	(1)	0.0	(g)
Demant A/S	(1)	(175)	— (h)	0.0	(g)
DSV A/S	— (h)	(176)	(1)	0.0	(g)
Novo Nordisk A/S	(4)	(1,322)	(6)	0.0	(g)
Novonesis Novozymes B	(4)	(1,507)	(10)	0.0	(g)
Orsted A/S	(1)	(192)	3	0.0	(g)
ROCKWOOL A/S	— (h)	(28)	— (h)	0.0	(g)

Total Short Positions of Total Return Swaps		(4,071)	(15)	0.0	(g)

Long Positions
Common Stocks
Denmark
AP Moller - Maersk A/S	— (h)	583	— (h)	0.0	(g)
Coloplast A/S	— (h)	150	(1)	0.0	(g)
Genmab A/S	2	3,315	4	0.0	(g)
Pandora A/S	6	3,827	13	0.0	(g)
Tryg A/S	14	2,210	12	0.0	(g)
Vestas Wind Systems A/S	7	1,267	2	0.0	(g)
Zealand Pharma A/S	— (h)	78	— (h)	0.0	(g)

Total Long Positions of Total Return Swaps		11,430	30	0.0	(g)

Total of Long and Short Positions of Total Return Swaps		7,359	15	0.0	(g)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE (1)	NET UNREALIZED APPRECIATION/ (DEPRECIATION) ($) (2)	NET CASH AND OTHER RECEIVABLES/ PAYABLES ($)	VALUE ($)
BNP Paribas	The Fund receives a return on portfolio of long and short equity positions and pays or receives one day €STER on long positions and short positions respectively, plus or minus spread (rates range from 0% to 0.26%) which is denominated in EUR based on the local currencies of the positions within the swap	09/03/2027	(748)	105	2	107

SEE NOTES TO FINANCIAL STATEMENTS.

370	SIX CIRCLES TRUST	DECEMBER 31, 2025

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)
Short Positions
Common Stocks
Austria
Erste Group Bank AG	(1)	(109)	(8)	0.0	(g)
OMV AG	(1)	(28)	— (h)	0.0	(g)
Verbund AG	(2)	(105)	(1)	0.0	(g)

Belgium
Anheuser-Busch InBev SA	— (h)	(19)	— (h)	0.0	(g)
D’ieteren Group	— (h)	(52)	(3)	0.0	(g)
Elia Group SA	(1)	(92)	(5)	0.0	(g)
KBC Group NV	— (h)	(1)	— (h)	0.0	(g)
Lotus Bakeries NV	— (h)	(45)	(2)	0.0	(g)
Syensqo SA	(1)	(66)	2	0.0	(g)

Finland
Fortum OYJ	(16)	(292)	2	0.0	(g)
Kesko OYJ	(5)	(91)	(4)	0.0	(g)
Nordea Bank Abp	(2)	(24)	(1)	0.0	(g)
Orion OYJ	(4)	(236)	(11)	0.0	(g)
Stora Enso OYJ	(8)	(79)	(5)	0.0	(g)
UPM-Kymmene OYJ	(1)	(16)	(1)	0.0	(g)

Germany
BASF SE	(3)	(121)	(1)	0.0	(g)
Bayer AG	(8)	(269)	(10)	0.0	(g)
Bayerische Motoren Werke AG	(1)	(55)	(1)	0.0	(g)
Beiersdorf AG	(1)	(124)	1	0.0	(g)
Brenntag SE	(6)	(277)	1	0.0	(g)
Commerzbank AG	(1)	(18)	(1)	0.0	(g)
CTS Eventim AG & Co. KGaA	(6)	(458)	(11)	0.0	(g)
Daimler Truck Holding AG	— (h)	(5)	— (h)	0.0	(g)
Dr Ing hc F Porsche AG	(4)	(175)	3	0.0	(g)
Hannover Rueck SE	— (h)	(5)	— (h)	0.0	(g)
Infineon Technologies AG	(2)	(75)	(5)	0.0	(g)
KION Group AG	— (h)	(7)	— (h)	0.0	(g)
Merck KGaA	— (h)	(25)	(1)	0.0	(g)
MTU Aero Engines AG	— (h)	(11)	— (h)	0.0	(g)
Puma SE	— (h)	(6)	— (h)	0.0	(g)
RWE AG	(12)	(540)	(22)	0.0	(g)
Talanx AG	(1)	(102)	(2)	0.0	(g)
thyssenkrupp AG	(1)	(9)	— (h)	0.0	(g)
Volkswagen AG	— (h)	(22)	1	0.0	(g)

Ireland
AIB Group plc	(9)	(78)	(2)	0.0	(g)
Bank of Ireland Group plc	(8)	(127)	(3)	0.0	(g)
Kingspan Group plc	(1)	(59)	1	0.0	(g)
Ryanair Holdings plc	(1)	(35)	— (h)	0.0	(g)

Italy
A2A SpA	(13)	(29)	— (h)	0.0	(g)
Brunello Cucinelli SpA	(1)	(96)	(1)	0.0	(g)
Buzzi SpA	(1)	(63)	1	0.0	(g)
Davide Campari-Milano NV	(19)	(113)	8	0.0	(g)
Ferrari NV	— (h)	(25)	— (h)	0.0	(g)
FinecoBank Banca Fineco SpA	(2)	(47)	(3)	0.0	(g)
Moncler SpA	(1)	(44)	1	0.0	(g)

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2025	SIX CIRCLES TRUST	371

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2025 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)
Short Positions — continued
Common Stocks — continued
Luxembourg
ArcelorMittal SA	(2)	(75)	— (h)	0.0	(g)
CVC Capital Partners plc	(7)	(101)	— (h)	0.0	(g)
Tenaris SA	(9)	(160)	7	0.0	(g)

Netherlands
ABN AMRO Bank NV	(4)	(124)	(2)	0.0	(g)
Adyen NV	(1)	(761)	(15)	0.0	(g)
Aegon Ltd.	(38)	(245)	(5)	0.0	(g)
Akzo Nobel NV	(9)	(538)	(27)	0.0	(g)
EXOR NV	(3)	(232)	(2)	0.0	(g)
Ferrovial SE	(11)	(624)	29	0.0	(g)
Heineken Holding NV	— (h)	(17)	— (h)	0.0	(g)
Heineken NV	— (h)	(34)	— (h)	0.0	(g)
IMCD NV	(5)	(364)	(4)	0.0	(g)
Randstad NV	(4)	(124)	1	0.0	(g)
Stellantis NV	(81)	(822)	62	0.0	(g)
Universal Music Group NV	(21)	(463)	(11)	0.0	(g)

Poland
InPost SA	(1)	(9)	— (h)	0.0	(g)

Portugal
Banco Comercial Portugues SA	(291)	(251)	(11)	0.0	(g)
Jeronimo Martins SGPS SA	(4)	(85)	(1)	0.0	(g)

Spain
Acciona SA	— (h)	(51)	(1)	0.0	(g)
Banco Bilbao Vizcaya Argentaria SA	(7)	(144)	(4)	0.0	(g)
Cellnex Telecom SA	(1)	(29)	(2)	0.0	(g)
EDP Renovaveis SA	(11)	(132)	(3)	0.0	(g)
Industria de Diseno Textil SA	(1)	(47)	(2)	0.0	(g)

United Kingdom
International Consolidated Airlines Group SA	(8)	(39)	— (h)	0.0	(g)

Total Short Positions of Total Return Swaps		(9,746)	(74)	0.0	(g)

Long Positions
Common Stocks
Austria
BAWAG Group AG	1	147	7	0.0	(g)

Belgium
Ageas SA	1	74	2	0.0	(g)
Financiere de Tubize SA	— (h)	28	(1)	0.0	(g)
Groupe Bruxelles Lambert NV	1	90	3	0.0	(g)
Sofina SA	— (h)	7	— (h)	0.0	(g)

Finland
Elisa OYJ	— (h)	10	— (h)	0.0	(g)
Neste OYJ	— (h)	7	1	0.0	(g)
Nokia OYJ	5	24	2	0.0	(g)
Sampo OYJ	2	21	— (h)	0.0	(g)
Wartsila OYJ Abp	7	223	(1)	0.0	(g)

SEE NOTES TO FINANCIAL STATEMENTS.

372	SIX CIRCLES TRUST	DECEMBER 31, 2025

REFERENCE ENTITY	SHARES		NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)

Long Positions — continued
Common Stocks — continued
Germany
Allianz SE	—	(h)	129	3		0.0	(g)
Aurubis AG	—	(h)	6	—	(h)	0.0	(g)
Continental AG	2		148	4		0.0	(g)
Deutsche Bank AG	—	(h)	6	—	(h)	0.0	(g)
Deutsche Boerse AG	—	(h)	35	1		0.0	(g)
Deutsche Post AG	7		341	(3)		0.0	(g)
Deutsche Telekom AG	39		1,031	50		0.0	(g)
Heidelberg Materials AG	1		184	—	(h)	0.0	(g)
Henkel AG & Co. KGaA	11		787	(6)		0.0	(g)
HOCHTIEF AG	—	(h)	10	—	(h)	0.0	(g)
Knorr-Bremse AG	—	(h)	33	1		0.0	(g)
LEG Immobilien SE	1		39	1		0.0	(g)
Mercedes-Benz Group AG	1		45	(1)		0.0	(g)
Nemetschek SE	1		53	—	(h)	0.0	(g)
SAP SE	—	(h)	80	(1)		0.0	(g)
Sartorius AG	—	(h)	22	1		0.0	(g)
Scout24 SE	—	(h)	15	—	(h)	0.0	(g)
Siemens Energy AG	1		149	6		0.0	(g)
Siemens Healthineers AG	—	(h)	16	—	(h)	0.0	(g)
Symrise AG	2		130	4		0.0	(g)
Vonovia SE	4		96	4		0.0	(g)

Ireland
Kerry Group plc	6		491	17		0.0	(g)

Italy
Amplifon SpA	7		99	(1)		0.0	(g)
Eni SpA	2		36	1		0.0	(g)
Italgas SpA	—	(h)	3	—	(h)	0.0	(g)
Mediobanca Banca di Credito Finanziario SpA	1		16	1		0.0	(g)
Poste Italiane SpA	5		101	3		0.0	(g)
Snam SpA	1		5	—	(h)	0.0	(g)
Unipol Assicurazioni SpA	6		110	5		0.0	(g)

Netherlands
ASM International NV	—	(h)	63	—	(h)	0.0	(g)
ASML Holding NV	—	(h)	87	(1)		0.0	(g)
ASR Nederland NV	4		236	5		0.0	(g)
BE Semiconductor Industries NV	—	(h)	49	1		0.0	(g)
Koninklijke Philips NV	4		98	4		0.0	(g)
NN Group NV	9		603	17		0.0	(g)
QIAGEN NV	1		23	—	(h)	0.0	(g)
Wolters Kluwer NV	—	(h)	18	(1)		0.0	(g)

Portugal
EDP SA	29		111	4		0.0	(g)
Galp Energia SGPS SA	1		20	1		0.0	(g)

Spain
ACS Actividades de Construccion y Servicios SA	2		133	(2)		0.0	(g)
Bankinter SA	6		85	1		0.0	(g)
Iberdrola SA	77		1,402	32		0.0	(g)
Naturgy Energy Group SA	2		52	2		0.0	(g)

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2025	SIX CIRCLES TRUST	373

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2025 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

REFERENCE ENTITY	SHARES		NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
Long Positions — continued
Common Stocks — continued

Spain — continued
Repsol SA	68		1,074	16		0.0	(g)
Telefonica SA	21		77	(3)		0.0	(g)

Switzerland
DSM-Firmenich AG	—	(h)	20	—	(h)	0.0	(g)

Total Long Positions of Total Return Swaps			8,998	179		0.0	(g)

Total of Long and Short Positions of Total Return Swaps			(748)	105		0.0	(g)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE (1)	NET UNREALIZED APPRECIATION/ (DEPRECIATION) ($) (2)		NET CASH AND OTHER RECEIVABLES/ PAYABLES ($)	VALUE ($)
BNP Paribas	The Fund receives a return on portfolio of long and short equity positions and pays or receives one day €STER on long positions and short positions respectively, plus or minus spread (rates range from 0% to 0%) which is denominated in EUR based on the local currencies of the positions within the swap	12/02/2049	(10)	—	(h)	—	—	(h)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
Short Positions
Common Stocks
Spain
Grifols SA	(1)	(10)	—	(h)	0.0	(g)

Total Short Positions of Total Return Swaps		(10)	—	(h)	0.0	(g)

Total of Long and Short Positions of Total Return Swaps		(10)	—	(h)	0.0	(g)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE (1)	NET UNREALIZED APPRECIATION/ (DEPRECIATION) ($) (2)	NET CASH AND OTHER RECEIVABLES/ PAYABLES ($)	VALUE ($)
BNP Paribas	The Fund receives a return on portfolio of long and short equity positions and pays or receives one day SONIA on long positions and short positions respectively, plus or minus spread (rates range from 0% to 0.25%) which is denominated in GBP based on the local currencies of the positions within the swap	09/03/2027	(188)	22	(20)	2

SEE NOTES TO FINANCIAL STATEMENTS.

374	SIX CIRCLES TRUST	DECEMBER 31, 2025

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)
Short Positions
Common Stocks
Bermuda
Hiscox Ltd.	(1)	(8)	— (h)	0.0	(g)

Hong Kong
Prudential plc	(35)	(393)	(18)	0.0	(g)

Mexico
Fresnillo plc	(6)	(166)	(38)	0.0	(g)

United Kingdom
3i Group plc	— (h)	(6)	— (h)	0.0	(g)
Associated British Foods plc	(10)	(218)	(5)	0.0	(g)
Auto Trader Group plc	(6)	(37)	3	0.0	(g)
B&M European Value Retail SA	(32)	(53)	(2)	0.0	(g)
Barratt Redrow plc	(9)	(31)	(3)	0.0	(g)
Berkeley Group Holdings plc	(2)	(66)	(3)	0.0	(g)
British American Tobacco plc	(2)	(82)	2	0.0	(g)
BT Group plc	(69)	(128)	1	0.0	(g)
Bunzl plc	(2)	(52)	3	0.0	(g)
Centrica plc	(96)	(161)	(2)	0.0	(g)
Convatec Group plc	(7)	(15)	(1)	0.0	(g)
Croda International plc	(2)	(42)	1	0.0	(g)
Diageo plc	(40)	(666)	32	0.0	(g)
easyJet plc	(52)	(257)	(9)	0.0	(g)
GSK plc	(2)	(30)	— (h)	0.0	(g)
Haleon plc	(15)	(54)	(1)	0.0	(g)
Hikma Pharmaceuticals plc	— (h)	(4)	— (h)	0.0	(g)
Howden Joinery Group plc	— (h)	(3)	— (h)	0.0	(g)
Informa plc	(19)	(170)	2	0.0	(g)
International Consolidated Airlines Group SA	(23)	(94)	— (h)	0.0	(g)
JD Sports Fashion plc	(85)	(69)	(4)	0.0	(g)
Land Securities Group plc	(13)	(77)	(7)	0.0	(g)
Lloyds Banking Group plc	(199)	(190)	(8)	0.0	(g)
LondonMetric Property plc	(16)	(29)	(2)	0.0	(g)
Marks & Spencer Group plc	(57)	(186)	(4)	0.0	(g)
Melrose Industries plc	(3)	(15)	(1)	0.0	(g)
Mondi plc	(4)	(33)	(2)	0.0	(g)
National Grid plc	(54)	(612)	(11)	0.0	(g)
Persimmon plc	(1)	(9)	(1)	0.0	(g)
Rentokil Initial plc	(16)	(70)	(4)	0.0	(g)
Rio Tinto plc	(1)	(52)	(5)	0.0	(g)
Segro plc	(26)	(182)	(12)	0.0	(g)
Severn Trent plc	(1)	(26)	(1)	0.0	(g)
Smith & Nephew plc	(2)	(20)	(1)	0.0	(g)
Spirax Group plc	— (h)	(28)	— (h)	0.0	(g)
SSE plc	(1)	(16)	— (h)	0.0	(g)
Tesco plc	—	—	—	0.0	(g)
Weir Group plc (The)	— (h)	(13)	— (h)	0.0	(g)
Whitbread plc	(1)	(13)	(1)	0.0	(g)
Wise plc	(1)	(8)	— (h)	0.0	(g)
WPP plc	(17)	(59)	— (h)	0.0	(g)

Total Short Positions of Total Return Swaps		(4,443)	(102)	0.0	(g)

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2025	SIX CIRCLES TRUST	375

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2025 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)

Long Positions
Common Stocks
Chile
Antofagasta plc	2	59	6		0.0	(g)

Ireland
Experian plc	3	114	(1)		0.0	(g)

Switzerland
Coca-Cola HBC AG	10	363	13		0.0	(g)

United Kingdom
Admiral Group plc	1	28	—	(h)	0.0	(g)
Airtel Africa plc	9	29	3		0.0	(g)
Anglo American plc	1	20	2		0.0	(g)
Aviva plc	6	38	1		0.0	(g)
Babcock International Group plc	3	38	(1)		0.0	(g)
BAE Systems plc	56	943	15		0.0	(g)
British Land Co. plc (The)	4	17	1		0.0	(g)
Compass Group plc	18	427	6		0.0	(g)
Entain plc	5	38	2		0.0	(g)
IG Group Holdings plc	7	86	15		0.0	(g)
IMI plc	1	26	—	(h)	0.0	(g)
Imperial Brands plc	2	55	(2)		0.0	(g)
Intertek Group plc	2	95	4		0.0	(g)
J Sainsbury plc	12	38	—	(h)	0.0	(g)
JET2 plc	1	19	1		0.0	(g)
Johnson Matthey plc	1	14	1		0.0	(g)
Kingfisher plc	4	13	—	(h)	0.0	(g)
Legal & General Group plc	50	125	9		0.0	(g)
M&G plc	38	105	5		0.0	(g)
NatWest Group plc	14	86	3		0.0	(g)
RELX plc	11	338	(8)		0.0	(g)
Rightmove plc	4	21	—	(h)	0.0	(g)
Sage Group plc (The)	11	122	(1)		0.0	(g)
Schroders plc	8	32	2		0.0	(g)
Smiths Group plc	1	18	—	(h)	0.0	(g)
St James’s Place plc	1	11	1		0.0	(g)
Standard Chartered plc	20	357	17		0.0	(g)
Taylor Wimpey plc	29	29	2		0.0	(g)
Vodafone Group plc	564	539	25		0.0	(g)

United States
Carnival plc	1	12	3		0.0	(g)

Total Long Positions of Total Return Swaps		4,255	124		0.0	(g)

Total of Long and Short Positions of Total Return Swaps		(188)	22		0.0	(g)

SEE NOTES TO FINANCIAL STATEMENTS.

376	SIX CIRCLES TRUST	DECEMBER 31, 2025

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE (1)	NET UNREALIZED APPRECIATION/ (DEPRECIATION) ($) (2)		NET CASH AND OTHER RECEIVABLES/ PAYABLES ($)	VALUE ($)
BNP Paribas	The Fund receives a return on portfolio of long and short equity positions and pays or receives one day SONIA on long positions and short positions respectively, plus or minus spread (rates range from 0% to 0%) which is denominated in GBP based on the local currencies of the positions within the swap	12/02/2049	(9)	—	(h)	—	—	(h)

REFERENCE ENTITY	SHARES		NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
Short Positions
Common Stocks
United Kingdom
Unilever plc	—	(h)	(9)	—	(h)	0.0	(g)

Total Short Positions of Total Return Swaps			(9)	—	(h)	0.0	(g)

Total of Long and Short Positions of Total Return Swaps			(9)	—	(h)	0.0	(g)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE (1)	NET UNREALIZED APPRECIATION/ (DEPRECIATION) ($) (2)		NET CASH AND OTHER RECEIVABLES/ PAYABLES ($)	VALUE ($)
BNP Paribas	The Fund receives a return on portfolio of long and short equity positions and pays or receives one day HONIA on long positions and short positions respectively, plus or minus spread (rates range from 0% to 0%) which is denominated in HKD based on the local currencies of the positions within the swap	12/05/2049	56	—	(h)	—	—	(h)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
Long Positions
Common Stocks
Hong Kong
SITC International Holdings Co. Ltd.	2	56	—	(h)	0.0	(g)

Total Long Positions of Total Return Swaps		56	—	(h)	0.0	(g)

Total of Long and Short Positions of Total Return Swaps		56	—	(h)	0.0	(g)

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2025	SIX CIRCLES TRUST	377

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2025 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE (1)	NET UNREALIZED APPRECIATION/ (DEPRECIATION) ($) (2)		NET CASH AND OTHER RECEIVABLES/ PAYABLES ($)	VALUE ($)
BNP Paribas	The Fund receives a return on portfolio of long and short equity positions and pays or receives 4.22% on long positions and short positions respectively, plus or minus spread (rates range from 0% to 0%) which is denominated in HKD based on the local currencies of the positions within the swap	09/03/2029	(202)	—	(h)	—	—	(h)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
Short Positions
Common Stocks
Hong Kong
CK Infrastructure Holdings Ltd.	(4)	(202)	—	(h)	0.0	(g)

Total Short Positions of Total Return Swaps		(202)	—	(h)	0.0	(g)

Total of Long and Short Positions of Total Return Swaps		(202)	—	(h)	0.0	(g)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE (1)	NET UNREALIZED APPRECIATION/ (DEPRECIATION) ($) (2)	NET CASH AND OTHER RECEIVABLES/ PAYABLES ($)		VALUE ($)
BNP Paribas	The Fund receives a return on portfolio of long and short equity positions and pays or receives one day HONIA on long positions and short positions respectively, plus or minus spread (rates range from 0% to 0.3%) which is denominated in HKD based on the local currencies of the positions within the swap	09/10/2027	(137)	(2)	—	(h)	(2)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
Short Positions
Common Stocks
Finland
Power Assets Holdings Ltd.	(1)	(53)	—	(h)	0.0	(g)

Hong Kong
CLP Holdings Ltd.	(4)	(274)	(1)		0.0	(g)
Cowell e Holdings, Inc.	(1)	(28)	—	(h)	0.0	(g)
Henderson Land Development Co. Ltd.	(13)	(378)	2		0.0	(g)
Hong Kong & China Gas Co. Ltd.	(26)	(184)	—	(h)	0.0	(g)
Johnson Electric Holdings Ltd.	(2)	(44)	—	(h)	0.0	(g)
MTR Corp. Ltd.	(6)	(182)	—	(h)	0.0	(g)
Sun Hung Kai Properties Ltd.	(3)	(241)	1		0.0	(g)
Swire Pacific Ltd.	(3)	(195)	1		0.0	(g)
Wharf Holdings Ltd./The	(2)	(46)	—	(h)	0.0	(g)

Total Short Positions of Total Return Swaps		(1,625)	3		0.0	(g)

SEE NOTES TO FINANCIAL STATEMENTS.

378	SIX CIRCLES TRUST	DECEMBER 31, 2025

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)

Long Positions
Common Stocks
Hong Kong
Galaxy Entertainment Group Ltd.	1	39	— (h)	0.0	(g)
WH Group Ltd.	163	1,449	(5)	0.0	(g)

Total Long Positions of Total Return Swaps		1,488	(5)	0.0	(g)

Total of Long and Short Positions of Total Return Swaps		(137)	(2)	0.0	(g)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE (1)	NET UNREALIZED APPRECIATION/ (DEPRECIATION) ($) (2)	NET CASH AND OTHER RECEIVABLES/ PAYABLES ($)	VALUE ($)
BNP Paribas	The Fund receives a return on portfolio of long and short equity positions and pays or receives one day SHIR on long positions and short positions respectively, plus or minus spread (rates range from 0% to 0.7%) which is denominated in ILS based on the local currencies of the positions within the swap	09/03/2027	312	(1)	—	(1)

REFERENCE ENTITY	SHARES		NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)
Short Positions
Common Stocks
Israel
Azrieli Group Ltd.	—	(h)	(35)	(2)	0.0	(g)
Mizrahi Tefahot Bank Ltd.	—	(h)	(30)	1	0.0	(g)

Total Short Positions of Total Return Swaps			(65)	(1)	0.0	(g)

Long Positions
Common Stocks
Israel
Bank Hapoalim BM	1		53	(1)	0.0	(g)
Israel Discount Bank Ltd.	2		69	(1)	0.0	(g)
Nice Ltd.	1		255	2	0.0	(g)

Total Long Positions of Total Return Swaps			377	—	0.0	(g)

Total of Long and Short Positions of Total Return Swaps			312	(1)	0.0	(g)

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2025	SIX CIRCLES TRUST	379

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2025 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE (1)	NET UNREALIZED APPRECIATION/ (DEPRECIATION) ($) (2)	NET CASH AND OTHER RECEIVABLES/ PAYABLES ($)	VALUE ($)
BNP Paribas	The Fund receives a return on portfolio of long and short equity positions and pays or receives one day MUTSC on long positions and short positions respectively, plus or minus spread (rates range from -0.25% to 0.25%) which is denominated in JPY based on the local currencies of the positions within the swap	09/10/2027	502,914	19	30	49

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
Short Positions
Common Stocks
Finland
Hankyu Hanshin Holdings, Inc.	(9)	(35,631)	1		0.0	(g)
Nordea Bank Abp	(1)	(30,505)	(1)		0.0	(g)

Japan
AGC, Inc.	— (h)	(1,057)	—	(h)	0.0	(g)
Asics Corp.	— (h)	(1,185)	—	(h)	0.0	(g)
Bandai Namco Holdings, Inc.	(2)	(8,875)	1		0.0	(g)
Capcom Co. Ltd.	(1)	(4,681)	—	(h)	0.0	(g)
Central Japan Railway Co.	(2)	(8,145)	2		0.0	(g)
Chiba Bank Ltd./The	(4)	(6,058)	—	(h)	0.0	(g)
Chubu Electric Power Co., Inc.	(17)	(39,193)	(5)		0.0	(g)
Chugai Pharmaceutical Co. Ltd.	(1)	(9,172)	1		0.0	(g)
Cosmos Pharmaceutical Corp.	(1)	(9,552)	—	(h)	0.0	(g)
Daifuku Co. Ltd.	(1)	(5,569)	1		0.0	(g)
Ebara Corp.	(3)	(11,587)	1		0.0	(g)
Fujikura Ltd.	(2)	(28,304)	3		0.0	(g)
Furukawa Electric Co. Ltd.	(1)	(5,662)	(2)		0.0	(g)
Honda Motor Co. Ltd.	(15)	(24,625)	7		0.0	(g)
Hoya Corp.	— (h)	(9,628)	1		0.0	(g)
IHI Corp.	(5)	(15,324)	6		0.0	(g)
ITOCHU Corp.	(24)	(45,717)	(4)		0.0	(g)
J Front Retailing Co. Ltd.	(4)	(8,926)	1		0.0	(g)
Japan Exchange Group, Inc.	(14)	(25,083)	9		0.0	(g)
Japan Post Insurance Co. Ltd.	(9)	(39,494)	(13)		0.0	(g)
Japan Real Estate Investment Corp.	—	—	—		0.0	(g)
Japan Steel Works Ltd. (The)	(1)	(7,411)	3		0.0	(g)
JFE Holdings, Inc.	(3)	(5,772)	—	(h)	0.0	(g)
Kadokawa Corp.	(20)	(62,258)	—	(h)	0.0	(g)
Kajima Corp.	— (h)	(1,761)	—	(h)	0.0	(g)
Kawasaki Heavy Industries Ltd.	(1)	(8,334)	7		0.0	(g)
Keyence Corp.	— (h)	(11,302)	—	(h)	0.0	(g)
Kikkoman Corp.	(25)	(36,130)	5		0.0	(g)
Kinden Corp.	— (h)	(1,346)	—	(h)	0.0	(g)
Kioxia Holdings Corp.	(2)	(13,800)	(12)		0.0	(g)
Kobe Bussan Co. Ltd.	(1)	(4,757)	1		0.0	(g)
Kokusai Electric Corp.	(1)	(2,258)	(3)		0.0	(g)
Komatsu Ltd.	(2)	(9,519)	—	(h)	0.0	(g)

SEE NOTES TO FINANCIAL STATEMENTS.

380	SIX CIRCLES TRUST	DECEMBER 31, 2025

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)
Short Positions — continued
Common Stocks — continued

Japan — continued
Konami Group Corp.	— (h)	(2,217)	1	0.0	(g)
Kurita Water Industries Ltd.	— (h)	(1,303)	— (h)	0.0	(g)
Kyoto Financial Group, Inc.	(2)	(7,605)	— (h)	0.0	(g)
Kyushu Electric Power Co., Inc.	(10)	(17,029)	(1)	0.0	(g)
Lasertec Corp.	(2)	(60,600)	8	0.0	(g)
M3, Inc.	(32)	(65,709)	(6)	0.0	(g)
Makita Corp.	(10)	(49,919)	10	0.0	(g)
Marubeni Corp.	— (h)	(910)	— (h)	0.0	(g)
Maruwa Co. Ltd./Aichi	— (h)	(4,424)	1	0.0	(g)
MatsukiyoCocokara & Co.	(1)	(2,588)	1	0.0	(g)
Mebuki Financial Group, Inc.	(1)	(966)	— (h)	0.0	(g)
Mercari, Inc.	(2)	(6,747)	(1)	0.0	(g)
MINEBEA MITSUMI, Inc.	(9)	(29,281)	9	0.0	(g)
Mitsubishi Chemical Group Corp.	(51)	(46,460)	(1)	0.0	(g)
Mitsubishi Estate Co. Ltd.	(4)	(13,967)	1	0.0	(g)
Mitsubishi Motors Corp.	(103)	(39,044)	4	0.0	(g)
Mitsui E&S Co. Ltd.	(2)	(8,575)	2	0.0	(g)
MonotaRO Co. Ltd.	(4)	(10,265)	(3)	0.0	(g)
Nikon Corp.	(6)	(10,397)	3	0.0	(g)
Nintendo Co. Ltd.	(3)	(37,933)	19	0.0	(g)
Nippon Building Fund, Inc.	— (h)	(30,491)	1	0.0	(g)
NIPPON EXPRESS HOLDINGS, Inc.	(10)	(32,820)	— (h)	0.0	(g)
Nippon Sanso Holdings Corp.	(2)	(11,460)	2	0.0	(g)
Nissan Motor Co. Ltd.	(42)	(17,361)	6	0.0	(g)
Niterra Co. Ltd.	(5)	(31,281)	(3)	0.0	(g)
Nitori Holdings Co. Ltd.	(12)	(35,762)	11	0.0	(g)
Nitto Denko Corp.	(3)	(13,012)	2	0.0	(g)
NTT, Inc.	(61)	(9,464)	(1)	0.0	(g)
Olympus Corp.	(10)	(19,894)	3	0.0	(g)
Organo Corp.	(4)	(49,413)	(7)	0.0	(g)
PAL GROUP Holdings Co. Ltd.	(3)	(7,273)	2	0.0	(g)
Rakuten Bank Ltd.	(1)	(4,352)	1	0.0	(g)
Renesas Electronics Corp.	(8)	(18,161)	1	0.0	(g)
Resonac Holdings Corp.	(1)	(3,168)	(1)	0.0	(g)
Ryohin Keikaku Co. Ltd.	(4)	(12,718)	7	0.0	(g)
Sanrio Co. Ltd.	(3)	(13,875)	4	0.0	(g)
SBI Holdings, Inc.	(18)	(63,575)	20	0.0	(g)
SCREEN Holdings Co. Ltd.	(1)	(13,140)	(13)	0.0	(g)
Sega Sammy Holdings, Inc.	(1)	(1,263)	— (h)	0.0	(g)
Seibu Holdings, Inc.	— (h)	(1,355)	— (h)	0.0	(g)
Sekisui Chemical Co. Ltd.	— (h)	(784)	— (h)	0.0	(g)
SG Holdings Co. Ltd.	(26)	(37,332)	5	0.0	(g)
Shimadzu Corp.	(3)	(14,928)	5	0.0	(g)
Shimano, Inc.	(1)	(8,340)	1	0.0	(g)
Shin-Etsu Chemical Co. Ltd.	— (h)	(996)	— (h)	0.0	(g)
Shionogi & Co. Ltd.	(14)	(37,565)	(9)	0.0	(g)
Shiseido Co. Ltd.	(2)	(4,875)	2	0.0	(g)
Socionext, Inc.	(1)	(1,980)	— (h)	0.0	(g)
Sojitz Corp.	(8)	(39,590)	1	0.0	(g)
Subaru Corp.	(6)	(21,715)	6	0.0	(g)
SUMCO Corp.	(16)	(20,753)	(12)	0.0	(g)
Sumitomo Forestry Co. Ltd.	(2)	(2,613)	— (h)	0.0	(g)

DECEMBER 31, 2025	SIX CIRCLES TRUST	381

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2025 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
Short Positions — continued
Common Stocks — continued

Japan — continued
Sumitomo Realty & Development Co. Ltd.	(1)	(3,216)	—	(h)	0.0	(g)
Suntory Beverage & Food Ltd.	(3)	(15,786)	1		0.0	(g)
Taiyo Yuden Co. Ltd.	(1)	(2,463)	—	(h)	0.0	(g)
Takashimaya Co. Ltd.	(2)	(2,861)	—	(h)	0.0	(g)
TDK Corp.	(7)	(16,378)	2		0.0	(g)
TIS, Inc.	(2)	(8,310)	(1)		0.0	(g)
Toho Co. Ltd./Tokyo	(1)	(7,593)	3		0.0	(g)
Tokyo Metro Co. Ltd.	(37)	(58,194)	(1)		0.0	(g)
Tokyo Ohka Kogyo Co. Ltd.	(2)	(9,234)	—	(h)	0.0	(g)
Tokyo Seimitsu Co. Ltd.	— (h)	(2,054)	(1)		0.0	(g)
Tokyu Corp.	(3)	(5,993)	—	(h)	0.0	(g)
TOPPAN Holdings, Inc.	(3)	(14,473)	3		0.0	(g)
Toyo Suisan Kaisha Ltd.	(1)	(11,270)	3		0.0	(g)
Toyota Tsusho Corp.	(3)	(13,894)	1		0.0	(g)
Yamaha Motor Co. Ltd.	(14)	(16,347)	4		0.0	(g)
Yamato Holdings Co. Ltd.	(1)	(1,986)	—	(h)	0.0	(g)
Yokogawa Electric Corp.	(1)	(2,460)	—	(h)	0.0	(g)
Yokohama Financial Group, Inc.	(1)	(919)	—	(h)	0.0	(g)
Yokohama Rubber Co. Ltd. (The)	(2)	(10,949)	5		0.0	(g)
Zensho Holdings Co. Ltd.	— (h)	(3,739)	1		0.0	(g)
ZOZO, Inc.	(2)	(2,783)	1		0.0	(g)

Total Short Positions of Total Return Swaps		(1,746,771)	112		0.0	(g)

Long Positions
Common Stocks
Japan
Amada Co. Ltd.	36	68,464	(10)		0.0	(g)
ANA Holdings, Inc.	1	2,896	1		0.0	(g)
Asahi Group Holdings Ltd.	56	97,440	(36)		0.0	(g)
Asahi Kasei Corp.	8	10,818	(1)		0.0	(g)
Astellas Pharma, Inc.	3	5,486	—	(h)	0.0	(g)
BayCurrent, Inc.	1	8,637	(1)		0.0	(g)
Credit Saison Co. Ltd.	1	5,422	—	(h)	0.0	(g)
CyberAgent, Inc.	17	22,186	3		0.0	(g)
Dai Nippon Printing Co. Ltd.	3	7,061	—	(h)	0.0	(g)
Dai-ichi Life Holdings, Inc.	22	27,832	1		0.0	(g)
Daiichi Sankyo Co. Ltd.	4	13,220	(3)		0.0	(g)
Daito Trust Construction Co. Ltd.	5	16,054	—	(h)	0.0	(g)
Daiwa House Industry Co. Ltd.	6	32,332	(1)		0.0	(g)
Daiwa Securities Group, Inc.	2	2,488	—	(h)	0.0	(g)
Denso Corp.	45	96,715	7		0.0	(g)
Dentsu Group, Inc.	4	12,314	—	(h)	0.0	(g)
DMG Mori Co. Ltd.	12	31,922	(4)		0.0	(g)
Eisai Co. Ltd.	— (h)	1,390	—	(h)	0.0	(g)
ENEOS Holdings, Inc.	67	74,962	(4)		0.0	(g)
Food & Life Cos. Ltd.	— (h)	2,340	—	(h)	0.0	(g)
Fujitsu Ltd.	23	97,188	12		0.0	(g)
Fukuoka Financial Group, Inc.	3	16,224	—	(h)	0.0	(g)
Hamamatsu Photonics KK	8	12,987	(2)		0.0	(g)
Hitachi Construction Machinery Co. Ltd.	2	7,817	—	(h)	0.0	(g)
Hitachi Ltd.	1	4,341	—	(h)	0.0	(g)
Hulic Co. Ltd.	2	3,119	—	(h)	0.0	(g)

SEE NOTES TO FINANCIAL STATEMENTS.

382	SIX CIRCLES TRUST	DECEMBER 31, 2025

REFERENCE ENTITY	SHARES		NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)

Long Positions — continued
Common Stocks — continued
Japan — continued
Ibiden Co. Ltd.	—	(h)	1,189	1		0.0	(g)
Idemitsu Kosan Co. Ltd.	12		13,876	—	(h)	0.0	(g)
Inpex Corp.	11		34,518	(7)		0.0	(g)
Japan Post Holdings Co. Ltd.	8		12,604	3		0.0	(g)
Japan Tobacco, Inc.	1		8,177	(2)		0.0	(g)
Kansai Electric Power Co., Inc. (The)	3		6,663	—	(h)	0.0	(g)
Kao Corp.	10		63,876	—	(h)	0.0	(g)
Kawasaki Kisen Kaisha Ltd.	30		64,515	6		0.0	(g)
Kubota Corp.	60		134,232	(15)		0.0	(g)
Kyocera Corp.	62		138,702	(20)		0.0	(g)
LY Corp.	9		3,572	—	(h)	0.0	(g)
Mitsubishi Electric Corp.	10		48,561	(14)		0.0	(g)
Mitsubishi HC Capital, Inc.	2		1,950	—	(h)	0.0	(g)
Mitsubishi Heavy Industries Ltd.	2		9,379	(3)		0.0	(g)
Mitsubishi UFJ Financial Group, Inc.	1		1,791	—	(h)	0.0	(g)
Mitsui Chemicals, Inc.	5		9,425	1		0.0	(g)
Mitsui Fudosan Co. Ltd.	2		3,920	—	(h)	0.0	(g)
MS&AD Insurance Group Holdings, Inc.	12		45,811	(8)		0.0	(g)
Murata Manufacturing Co. Ltd.	5		15,374	(1)		0.0	(g)
NGK Insulators Ltd.	1		4,733	—	(h)	0.0	(g)
NH Foods Ltd.	4		25,635	(5)		0.0	(g)
NIDEC Corp.,	23		47,170	17		0.0	(g)
Nippon Electric Glass Co. Ltd.	1		3,668	—	(h)	0.0	(g)
Nippon Yusen KK	1		3,984	—	(h)	0.0	(g)
Nissan Chemical Corp.	10		53,096	(3)		0.0	(g)
Nomura Holdings, Inc.	4		5,146	—	(h)	0.0	(g)
Nomura Real Estate Holdings, Inc.	52		49,549	4		0.0	(g)
Nomura Research Institute Ltd.	1		4,328	(1)		0.0	(g)
Obayashi Corp.	4		12,110	—	(h)	0.0	(g)
Obic Co. Ltd.	1		2,971	—	(h)	0.0	(g)
Omron Corp.	1		2,385	—	(h)	0.0	(g)
Ono Pharmaceutical Co. Ltd.	16		35,028	(3)		0.0	(g)
Oracle Corp. Japan	—	(h)	1,361	—	(h)	0.0	(g)
ORIX Corp.	—	(h)	1,807	—	(h)	0.0	(g)
Otsuka Holdings Co. Ltd.	3		30,670	(9)		0.0	(g)
Pan Pacific International Holdings Corp.	26		25,451	(6)		0.0	(g)
Rakuten Group, Inc.	90		85,351	31		0.0	(g)
Resona Holdings, Inc.	3		4,362	(1)		0.0	(g)
Ricoh Co. Ltd.	26		35,659	(2)		0.0	(g)
Secom Co. Ltd.	2		8,949	—	(h)	0.0	(g)
Seiko Epson Corp.	1		2,789	—	(h)	0.0	(g)
Shimizu Corp.	10		26,484	(2)		0.0	(g)
Shizuoka Financial Group, Inc.	41		99,776	(4)		0.0	(g)
Skylark Holdings Co. Ltd.	4		14,020	(4)		0.0	(g)
SoftBank Corp.	37		8,090	—	(h)	0.0	(g)
Sompo Holdings, Inc.	1		6,335	—	(h)	0.0	(g)
Sony Group Corp.	1		4,893	—	(h)	0.0	(g)
Square Enix Holdings Co. Ltd.	—	(h)	1,145	—	(h)	0.0	(g)
Sumitomo Chemical Co. Ltd.	59		27,044	(5)		0.0	(g)
Sumitomo Mitsui Trust Group, Inc.	2		8,989	1		0.0	(g)
Sysmex Corp.	10		15,695	1		0.0	(g)
T&D Holdings, Inc.	5		17,400	2		0.0	(g)

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2025	SIX CIRCLES TRUST	383

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2025 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

REFERENCE ENTITY	SHARES		NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)

Long Positions — continued
Common Stocks — continued
Japan — continued
Terumo Corp.	10		23,573	(1)	0.0	(g)
THK Co. Ltd.	5		19,237	(5)	0.0	(g)
Tokio Marine Holdings, Inc.	10		59,629	(2)	0.0	(g)
Tokyo Electric Power Co. Holdings Inc	15		9,659	— (h)	0.0	(g)
Tokyo Electron Ltd.	—	(h)	9,095	8	0.0	(g)
Tokyu Fudosan Holdings Corp.	3		4,693	(1)	0.0	(g)
Tosoh Corp.	12		27,054	— (h)	0.0	(g)
Toyo Tire Corp.	2		7,127	(1)	0.0	(g)
Trend Micro, Inc./Japan	1		9,633	(3)	0.0	(g)
Unicharm Corp.	116		104,122	(2)	0.0	(g)

Total Long Positions of Total Return Swaps			2,249,685	(93)	0.0	(g)

Total of Long and Short Positions of Total Return Swaps			502,914	19	0.0	(g)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE (1)	NET UNREALIZED APPRECIATION/ (DEPRECIATION) ($) (2)		NET CASH AND OTHER RECEIVABLES/ PAYABLES ($)	VALUE ($)
BNP Paribas	The Fund receives a return on portfolio of long and short equity positions and pays or receives one day MUTSC on long positions and short positions respectively, plus or minus spread (rates range from 0% to 0%) which is denominated in JPY based on the local currencies of the positions within the swap	12/06/2049	1,243	—	(h)	—	—	(h)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
Long Positions
Common Stocks
Japan
Kobe Steel Ltd.	1	1,243	—	(h)	0.0	(g)

Total Long Positions of Total Return Swaps		1,243	—	(h)	0.0	(g)

Total of Long and Short Positions of Total Return Swaps		1,243	—	(h)	0.0	(g)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE (1)	NET UNREALIZED APPRECIATION/ (DEPRECIATION) ($) (2)	NET CASH AND OTHER RECEIVABLES/ PAYABLES ($)	VALUE ($)
BNP Paribas	The Fund receives a return on portfolio of long and short equity positions and pays or receives one day NOWA on long positions and short positions respectively, plus or minus spread (rates range from 0% to 0.25%) which is denominated in NOK based on the local currencies of the positions within the swap	09/03/2027	(292)	9	—	9

SEE NOTES TO FINANCIAL STATEMENTS.

384	SIX CIRCLES TRUST	DECEMBER 31, 2025

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)
Short Positions
Common Stocks
Norway
Mowi ASA	(1)	(315)	(1)	0.0	(g)
Norsk Hydro ASA	(9)	(708)	(2)	0.0	(g)
Orkla ASA	(1)	(129)	— (h)	0.0	(g)
Salmar ASA	(2)	(1,185)	(1)	0.0	(g)
Telenor ASA	(17)	(2,412)	(3)	0.0	(g)

Total Short Positions of Total Return Swaps		(4,749)	(7)	0.0	(g)

Long Positions
Common Stocks
Norway
Aker BP ASA	17	4,168	15	0.0	(g)
Var Energi ASA	8	269	1	0.0	(g)
Yara International ASA	— (h)	20	— (h)	0.0	(g)

Total Long Positions of Total Return Swaps		4,457	16	0.0	(g)

Total of Long and Short Positions of Total Return Swaps		(292)	9	0.0	(g)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE (1)	NET UNREALIZED APPRECIATION/ (DEPRECIATION) ($) (2)	NET CASH AND OTHER RECEIVABLES/ PAYABLES ($)		VALUE ($)
BNP Paribas	The Fund receives a return on portfolio of long and short equity positions and pays or receives one day RBNZ on long positions and short positions respectively, plus or minus spread (rates range from 0% to 0%) which is denominated in NZD based on the local currencies of the positions within the swap	09/10/2027	(68)	(1)	—	(h)	(1)

REFERENCE ENTITY	SHARES		NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)
Short Positions
Common Stocks
New Zealand
Infratil Ltd.	—	(h)	(2)	— (h)	0.0	(g)
Meridian Energy Ltd.	(12)		(66)	(1)	0.0	(g)

Total Short Positions of Total Return Swaps			(68)	(1)	0.0	(g)

Total of Long and Short Positions of Total Return Swaps			(68)	(1)	0.0	(g)

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2025	SIX CIRCLES TRUST	385

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2025 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE (1)	NET UNREALIZED APPRECIATION/ (DEPRECIATION) ($) (2)	NET CASH AND OTHER RECEIVABLES/ PAYABLES ($)	VALUE ($)
BNP Paribas	The Fund receives a return on portfolio of long and short equity positions and pays or receives one day STIBOR on long positions and short positions respectively, plus or minus spread (rates range from 0% to 0.25%) which is denominated in SEK based on the local currencies of the positions within the swap	09/03/2027	2,487	6	3	9

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
Short Positions
Common Stocks
Sweden
Alfa Laval AB	— (h)	(10)	—	(h)	0.0	(g)
Atlas Copco AB	(22)	(3,527)	(1)		0.0	(g)
Epiroc AB	(1)	(171)	—	(h)	0.0	(g)
EQT AB	(3)	(1,095)	(6)		0.0	(g)
H & M Hennes & Mauritz AB	— (h)	(53)	—	(h)	0.0	(g)
Hexagon AB	(5)	(587)	—	(h)	0.0	(g)
Holmen AB	(1)	(513)	(2)		0.0	(g)
Investor AB	(2)	(549)	(2)		0.0	(g)
L E Lundbergforetagen AB	(6)	(2,993)	(8)		0.0	(g)
Lifco AB	— (h)	(48)	—	(h)	0.0	(g)
Sagax AB	(2)	(304)	—	(h)	0.0	(g)
Svenska Cellulosa AB SCA	(13)	(1,625)	(3)		0.0	(g)
Swedbank AB	— (h)	(3)	—	(h)	0.0	(g)
Telia Co. AB	(20)	(766)	(3)		0.0	(g)
Trelleborg AB	(1)	(318)	—	(h)	0.0	(g)

Total Short Positions of Total Return Swaps		(12,562)	(25)		0.0	(g)

Long Positions
Common Stocks
Sweden
AddTech AB	2	693	(2)		0.0	(g)
Assa Abloy AB	— (h)	147	—	(h)	0.0	(g)
Beijer Ref AB	2	239	(1)		0.0	(g)
Boliden AB	9	4,540	28		0.0	(g)
Evolution AB	4	2,588	(2)		0.0	(g)
Industrivarden AB	— (h)	101	—	(h)	0.0	(g)
Indutrade AB	— (h)	98	—	(h)	0.0	(g)
Securitas AB	13	1,871	5		0.0	(g)
Sinch AB	2	53	—	(h)	0.0	(g)
Skanska AB	15	3,678	1		0.0	(g)
SKF AB	1	183	—	(h)	0.0	(g)
SSAB AB	3	226	—	(h)	0.0	(g)
Swedish Orphan Biovitrum AB	— (h)	47	—	(h)	0.0	(g)
Tele2 AB	4	585	2		0.0	(g)

Total Long Positions of Total Return Swaps		15,049	31		0.0	(g)

Total of Long and Short Positions of Total Return Swaps		2,487	6		0.0	(g)

SEE NOTES TO FINANCIAL STATEMENTS.

386	SIX CIRCLES TRUST	DECEMBER 31, 2025

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE (1)	NET UNREALIZED APPRECIATION/ (DEPRECIATION) ($) (2)	NET CASH AND OTHER RECEIVABLES/ PAYABLES ($)	VALUE ($)
BNP Paribas	The Fund receives a return on portfolio of long and short equity positions and pays or receives one day SORA on long positions and short positions respectively, plus or minus spread (rates range from 0% to 0.3%) which is denominated in SGD based on the local currencies of the positions within the swap	09/10/2027	(1,369)	(12)	(11)	(23)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)
Short Positions
Common Stocks
China
Yangzijiang Shipbuilding Holdings Ltd.	(11)	(38)	— (h)	0.0	(g)

Singapore
DBS Group Holdings Ltd.	(14)	(774)	(12)	0.0	(g)
Keppel Ltd.	(4)	(39)	(1)	0.0	(g)
Oversea-Chinese Banking Corp. Ltd.	(2)	(45)	— (h)	0.0	(g)
Sembcorp Industries Ltd.	(70)	(419)	(1)	0.0	(g)
Singapore Airlines Ltd.	(39)	(249)	(2)	0.0	(g)
Wilmar International Ltd.	(11)	(34)	— (h)	0.0	(g)

Total Short Positions of Total Return Swaps		(1,598)	(16)	0.0	(g)

Long Positions
Common Stocks
Singapore
CapitaLand Ascendas REIT	8	21	— (h)	0.0	(g)
CapitaLand Investment Ltd./Singapore	29	76	2	0.0	(g)
Genting Singapore Ltd.	47	34	— (h)	0.0	(g)
Singapore Technologies Engineering Ltd.	12	98	2	0.0	(g)

Total Long Positions of Total Return Swaps		229	4	0.0	(g)

Total of Long and Short Positions of Total Return Swaps		(1,369)	(12)	0.0	(g)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE (1)	NET UNREALIZED APPRECIATION/ (DEPRECIATION) ($) (2)		NET CASH AND OTHER RECEIVABLES/ PAYABLES ($)	VALUE ($)
BNP Paribas	The Fund receives a return on portfolio of long and short equity positions and pays or receives one day OBFR on long positions and short positions respectively, plus or minus spread (rates range from 0.3% to 0.3%) which is denominated in USD based on the local currencies of the positions within the swap	10/29/2027	29	—	(h)	—	—	(h)

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2025	SIX CIRCLES TRUST	387

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2025 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

REFERENCE ENTITY	SHARES		NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
Long Positions
Common Stocks
Hong Kong
Hongkong Land Holdings Ltd.	2		15	—	(h)	0.0	(g)
Jardine Matheson Holdings Ltd.	—	(h)	14	—	(h)	0.0	(g)

Total Long Positions of Total Return Swaps			29	—	(h)	0.0	(g)

Total of Long and Short Positions of Total Return Swaps			29	—	(h)	0.0	(g)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE (1)	NET UNREALIZED APPRECIATION/ (DEPRECIATION) ($) (2)	NET CASH AND OTHER RECEIVABLES/ PAYABLES ($)	VALUE ($)
BNP Paribas	The Fund receives a return on portfolio of long and short equity positions and pays or receives one day OBFR on long positions and short positions respectively, plus or minus spread (rates range from -0.15% to 0.3%) which is denominated in USD based on the local currencies of the positions within the swap	09/13/2027	6,907	424	(38)	386

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
Short Positions
Common Stocks
Bermuda
Everest Group Ltd.	— (h)	(70)	(2)		0.0	(g)

Canada
D-Wave Quantum, Inc.	— (h)	(9)	(1)		0.0	(g)
Waste Connections, Inc.	(1)	(115)	1		0.0	(g)

Hong Kong
Futu Holdings Ltd.	(1)	(83)	(1)		0.0	(g)

Ireland
Medtronic plc	(3)	(254)	6		0.0	(g)
Smurfit WestRock plc	— (h)	(13)	—	(h)	0.0	(g)

Israel
Monday.com Ltd.	— (h)	(13)	—	(h)	0.0	(g)

Netherlands
NXP Semiconductors NV	(2)	(500)	32		0.0	(g)

Switzerland
Amcor plc	(2)	(18)	—	(h)	0.0	(g)

United Kingdom
Aon plc	— (h)	(30)	—	(h)	0.0	(g)
CNH Industrial NV	(4)	(41)	1		0.0	(g)
Coca-Cola Europacific Partners plc	(2)	(197)	3		0.0	(g)
Marex Group plc	— (h)	(9)	—	(h)	0.0	(g)

SEE NOTES TO FINANCIAL STATEMENTS.

388	SIX CIRCLES TRUST	DECEMBER 31, 2025

REFERENCE ENTITY	SHARES		NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
Short Positions — continued
Common Stocks — continued
United States
A O Smith Corp.	(5)		(324)	9		0.0	(g)
AbbVie, Inc.	—	(h)	(9)	—	(h)	0.0	(g)
Acuity, Inc.	—	(h)	(7)	—	(h)	0.0	(g)
Advanced Drainage Systems, Inc.	(1)		(169)	4		0.0	(g)
AGCO Corp.	—	(h)	(50)	2		0.0	(g)
Alliant Energy Corp.	(9)		(593)	6		0.0	(g)
Alnylam Pharmaceuticals, Inc.	(1)		(335)	(5)		0.0	(g)
American Financial Group, Inc.	(4)		(596)	3		0.0	(g)
American Homes 4 Rent	(1)		(16)	—	(h)	0.0	(g)
American International Group, Inc.	(1)		(100)	1		0.0	(g)
Annaly Capital Management, Inc.	(1)		(27)	—		0.0	(g)
Antero Midstream Corp.	(2)		(44)	1		0.0	(g)
APA Corp.	(2)		(61)	2		0.0	(g)
Apollo Global Management, Inc.	—	(h)	(24)	—	(h)	0.0	(g)
Applied Digital Corp.	(2)		(38)	(3)		0.0	(g)
Arrow Electronics, Inc.	—	(h)	(28)	1		0.0	(g)
Arrowhead Pharmaceuticals, Inc.	—	(h)	(8)	—	(h)	0.0	(g)
Arthur J Gallagher & Co.	—	(h)	(17)	—	(h)	0.0	(g)
AST SpaceMobile, Inc.	—	(h)	(5)	—	(h)	0.0	(g)
Astera Labs, Inc.	—	(h)	(39)	(6)		0.0	(g)
ATI, Inc.	—	(h)	(23)	(1)		0.0	(g)
AvalonBay Communities, Inc.	—	(h)	(63)	(1)		0.0	(g)
Avantor, Inc.	(2)		(20)	—	(h)	0.0	(g)
Axon Enterprise, Inc.	—	(h)	(4)	—	(h)	0.0	(g)
Bank of New York Mellon Corp. (The)	(1)		(65)	(1)		0.0	(g)
Baxter International, Inc.	(1)		(14)	—	(h)	0.0	(g)
Berkshire Hathaway, Inc.	—	(h)	(153)	1		0.0	(g)
BILL Holdings, Inc.	(3)		(166)	(1)		0.0	(g)
Bio-Rad Laboratories, Inc.	—	(h)	(92)	1		0.0	(g)
Boeing Co. (The)	—	(h)	(15)	—	(h)	0.0	(g)
Broadcom, Inc.	—	(h)	(26)	—	(h)	0.0	(g)
Broadridge Financial Solutions, Inc.	—	(h)	(49)	1		0.0	(g)
Brown & Brown, Inc.	—	(h)	(25)	1		0.0	(g)
Brown-Forman Corp.	(1)		(22)	3		0.0	(g)
Bunge Global SA	—	(h)	(29)	1		0.0	(g)
BXP, Inc.	(1)		(89)	5		0.0	(g)
CareTrust REIT, Inc.	(3)		(118)	1		0.0	(g)
Carrier Global Corp.	(6)		(325)	(2)		0.0	(g)
Carvana Co.	—	(h)	(15)	1		0.0	(g)
Casella Waste Systems, Inc.	—	(h)	(24)	1		0.0	(g)
Caterpillar, Inc.	—	(h)	(121)	3		0.0	(g)
CCC Intelligent Solutions Holdings, Inc.	(11)		(86)	(4)		0.0	(g)
Celsius Holdings, Inc.	—	(h)	(15)	(1)		0.0	(g)
Cencora, Inc.	—		—	—		0.0	(g)
CH Robinson Worldwide, Inc.	(6)		(999)	(20)		0.0	(g)
Chewy, Inc.	—	(h)	(5)	—	(h)	0.0	(g)
Ciena Corp.	(1)		(322)	(26)		0.0	(g)
Cincinnati Financial Corp.	—	(h)	(13)	—	(h)	0.0	(g)
Cisco Systems, Inc.	(2)		(192)	3		0.0	(g)
Clorox Co. (The)	(8)		(833)	7		0.0	(g)
Cloudflare, Inc.	(2)		(459)	(1)		0.0	(g)
Coca-Cola Consolidated, Inc.	—	(h)	(81)	6		0.0	(g)

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2025	SIX CIRCLES TRUST	389

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2025 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

REFERENCE ENTITY	SHARES		NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
Short Positions — continued
Common Stocks — continued
United States — continued
Coinbase Global, Inc.	—	(h)	(32)	3		0.0	(g)
Colgate-Palmolive Co.	—	(h)	(18)	—	(h)	0.0	(g)
Columbia Banking System, Inc.	(2)		(67)	3		0.0	(g)
Commvault Systems, Inc.	—	(h)	(34)	(2)		0.0	(g)
ConocoPhillips	(1)		(71)	—	(h)	0.0	(g)
Constellation Energy Corp.	—	(h)	(49)	1		0.0	(g)
Cooper Cos., Inc. (The)	(8)		(659)	(3)		0.0	(g)
Corcept Therapeutics, Inc.	(1)		(63)	38		0.0	(g)
Core & Main, Inc.	(1)		(38)	2		0.0	(g)
Corning, Inc.	(15)		(1,320)	8		0.0	(g)
Corpay, Inc.	—	(h)	(35)	1		0.0	(g)
CoStar Group, Inc.	(1)		(43)	(2)		0.0	(g)
Crowdstrike Holdings, Inc.	(1)		(487)	19		0.0	(g)
Cytokinetics, Inc.	—	(h)	(13)	—	(h)	0.0	(g)
Datadog, Inc.	(3)		(383)	16		0.0	(g)
Deckers Outdoor Corp.	—	(h)	(38)	—	(h)	0.0	(g)
Deere & Co.	—	(h)	(58)	2		0.0	(g)
Dick’s Sporting Goods, Inc.	(1)		(150)	10		0.0	(g)
Docusign, Inc.	—	(h)	(11)	—	(h)	0.0	(g)
Dominion Energy, Inc.	—	(h)	(9)	—	(h)	0.0	(g)
Domino’s Pizza, Inc.	—	(h)	(12)	1		0.0	(g)
DraftKings, Inc.	(4)		(139)	4		0.0	(g)
DT Midstream, Inc.	(4)		(446)	1		0.0	(g)
Eagle Materials, Inc.	—	(h)	(5)	—	(h)	0.0	(g)
EastGroup Properties, Inc.	—	(h)	(47)	1		0.0	(g)
Eastman Chemical Co.	(1)		(47)	—	(h)	0.0	(g)
EchoStar Corp.	—	(h)	(10)	—	(h)	0.0	(g)
Entegris, Inc.	(1)		(56)	4		0.0	(g)
Equity LifeStyle Properties, Inc.	—	(h)	(29)	1		0.0	(g)
Equity Residential	(2)		(112)	(4)		0.0	(g)
Erie Indemnity Co.	(1)		(197)	—	(h)	0.0	(g)
Esab Corp.	—	(h)	(5)	—	(h)	0.0	(g)
Essex Property Trust, Inc.	—	(h)	(26)	—	(h)	0.0	(g)
Evergy, Inc.	—	(h)	(6)	—	(h)	0.0	(g)
Exelon Corp.	(1)		(51)	—	(h)	0.0	(g)
Expand Energy Corp.	(2)		(208)	—	(h)	0.0	(g)
Extra Space Storage, Inc.	—	(h)	(24)	1		0.0	(g)
Exxon Mobil Corp.	—	(h)	(38)	(1)		0.0	(g)
F&G Annuities & Life, Inc.	—	(h)	—	—	(h)	0.0	(g)
F5, Inc.	—	(h)	(15)	—	(h)	0.0	(g)
Fair Isaac Corp.	—	(h)	(190)	12		0.0	(g)
Fastenal Co.	(11)		(481)	28		0.0	(g)
FedEx Corp.	—	(h)	(133)	(2)		0.0	(g)
Fidelity National Financial, Inc.	—	(h)	(13)	1		0.0	(g)
First Solar, Inc.	—	(h)	(9)	—	(h)	0.0	(g)
FirstCash Holdings, Inc.	—	(h)	(67)	2		0.0	(g)
Flutter Entertainment plc	—	(h)	(13)	—	(h)	0.0	(g)
Fortinet, Inc.	—	(h)	(33)	1		0.0	(g)
Gen Digital, Inc.	(35)		(954)	10		0.0	(g)
Generac Holdings, Inc.	(3)		(413)	58		0.0	(g)
Genuine Parts Co.	—	(h)	(47)	3		0.0	(g)
Gilead Sciences, Inc.	—	(h)	(14)	—	(h)	0.0	(g)

SEE NOTES TO FINANCIAL STATEMENTS.

390	SIX CIRCLES TRUST	DECEMBER 31, 2025

REFERENCE ENTITY	SHARES		NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
Short Positions — continued
Common Stocks — continued
United States — continued
Global Payments, Inc.	(1)		(58)	3		0.0	(g)
Globalstar, Inc.	—	(h)	(19)	2		0.0	(g)
Globus Medical, Inc.	—	(h)	(35)	—	(h)	0.0	(g)
Goldman Sachs Group, Inc. (The)	—	(h)	(106)	1		0.0	(g)
Graco, Inc.	(1)		(92)	3		0.0	(g)
Halliburton Co.	(1)		(20)	—	(h)	0.0	(g)
Healthpeak Properties, Inc.	(29)		(487)	17		0.0	(g)
Hecla Mining Co.	(2)		(31)	(1)		0.0	(g)
Hexcel Corp.	(1)		(50)	—	(h)	0.0	(g)
Home Depot, Inc. (The)	—	(h)	(42)	2		0.0	(g)
Hormel Foods Corp.	(3)		(65)	1		0.0	(g)
Howmet Aerospace, Inc.	—	(h)	(35)	(1)		0.0	(g)
Hubbell, Inc.	—		—	—		0.0	(g)
Huntington Ingalls Industries, Inc.	—		—	—		0.0	(g)
Hyatt Hotels Corp.	—	(h)	(17)	1		0.0	(g)
IDACORP, Inc.	(1)		(149)	—	(h)	0.0	(g)
IDEX Corp.	—	(h)	(62)	—	(h)	0.0	(g)
Ingersoll Rand, Inc.	—	(h)	(13)	—	(h)	0.0	(g)
Insmed, Inc.	—	(h)	(6)	1		0.0	(g)
InterDigital, Inc.	—	(h)	(9)	1		0.0	(g)
International Business Machines Corp.	(1)		(200)	7		0.0	(g)
International Flavors & Fragrances, Inc.	(2)		(147)	(7)		0.0	(g)
International Paper Co.	—	(h)	(13)	—	(h)	0.0	(g)
Invesco Ltd.	(1)		(24)	—	(h)	0.0	(g)
IonQ, Inc.	—	(h)	(12)	—	(h)	0.0	(g)
Iron Mountain, Inc.	—	(h)	(39)	—	(h)	0.0	(g)
J M Smucker Co. (The)	(7)		(717)	27		0.0	(g)
Jabil, Inc.	—		—	—		0.0	(g)
Jack Henry & Associates, Inc.	(5)		(885)	24		0.0	(g)
JBT Marel Corp.	—	(h)	(68)	2		0.0	(g)
JFrog Ltd.	—	(h)	(6)	—	(h)	0.0	(g)
Johnson & Johnson	—	(h)	(21)	—	(h)	0.0	(g)
Karman Holdings, Inc.	—	(h)	(19)	(1)		0.0	(g)
Kinetik Holdings, Inc.	(3)		(121)	(2)		0.0	(g)
KKR & Co., Inc.	(6)		(874)	48		0.0	(g)
Klaviyo, Inc.	(1)		(19)	(2)		0.0	(g)
Kraft Heinz Co. (The)	(1)		(21)	—	(h)	0.0	(g)
Krystal Biotech, Inc.	—	(h)	(6)	—	(h)	0.0	(g)
Lamb Weston Holdings, Inc.	(3)		(158)	47		0.0	(g)
Lattice Semiconductor Corp.	(2)		(141)	5		0.0	(g)
Lennox International, Inc.	—	(h)	(5)	—	(h)	0.0	(g)
Leonardo DRS, Inc.	(2)		(53)	(1)		0.0	(g)
Liberty Broadband Corp.	—	(h)	(4)	—	(h)	0.0	(g)
Life Time Group Holdings, Inc.	(4)		(109)	(3)		0.0	(g)
Lincoln National Corp.	(1)		(26)	—	(h)	0.0	(g)
Littelfuse, Inc.	—	(h)	(5)	—	(h)	0.0	(g)
Live Nation Entertainment, Inc.	—	(h)	(15)	—	(h)	0.0	(g)
LKQ Corp.	(1)		(34)	—	(h)	0.0	(g)
Loar Holdings, Inc.	—	(h)	(1)	—	(h)	0.0	(g)
LPL Financial Holdings, Inc.	—	(h)	(56)	2		0.0	(g)
Lumen Technologies, Inc.	(2)		(14)	1		0.0	(g)
MACOM Technology Solutions Holdings, Inc.	—	(h)	(6)	—	(h)	0.0	(g)

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2025	SIX CIRCLES TRUST	391

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2025 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

REFERENCE ENTITY	SHARES		NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
Short Positions — continued
Common Stocks — continued
United States — continued
Maplebear, Inc.	—	(h)	(10)	—	(h)	0.0	(g)
Marriott International, Inc./MD	—	(h)	(47)	—	(h)	0.0	(g)
Matador Resources Co.	—	(h)	(10)	—	(h)	0.0	(g)
McCormick & Co., Inc.	(9)		(583)	3		0.0	(g)
McDonald’s Corp.	—	(h)	(107)	4		0.0	(g)
Merck & Co., Inc.	(1)		(65)	(3)		0.0	(g)
Middleby Corp. (The)	—	(h)	(25)	—	(h)	0.0	(g)
Mirion Technologies, Inc.	—	(h)	(5)	—	(h)	0.0	(g)
Modine Manufacturing Co.	—	(h)	(28)	1		0.0	(g)
MongoDB, Inc.	(1)		(347)	(3)		0.0	(g)
Morningstar, Inc.	—	(h)	(32)	(1)		0.0	(g)
Murphy USA, Inc.	—	(h)	(15)	—	(h)	0.0	(g)
New York Times Co. (The)	(9)		(618)	(17)		0.0	(g)
NewMarket Corp.	—	(h)	(15)	1		0.0	(g)
Nexstar Media Group, Inc.	—	(h)	(99)	—	(h)	0.0	(g)
NEXTracker, Inc.	—	(h)	(15)	—	(h)	0.0	(g)
NIKE, Inc.	—	(h)	(5)	—	(h)	0.0	(g)
NuScale Power Corp.	(2)		(43)	8		0.0	(g)
Nutanix, Inc.	—	(h)	(4)	—	(h)	0.0	(g)
Occidental Petroleum Corp.	—		—	—		0.0	(g)
Okta, Inc.	—	(h)	(16)	—	(h)	0.0	(g)
Old National Bancorp	(2)		(53)	2		0.0	(g)
Old Republic International Corp.	(1)		(39)	—	(h)	0.0	(g)
Omega Healthcare Investors, Inc.	—	(h)	(7)	—	(h)	0.0	(g)
Omnicom Group, Inc.	—	(h)	(15)	—	(h)	0.0	(g)
O’Reilly Automotive, Inc.	(1)		(88)	4		0.0	(g)
Ormat Technologies, Inc.	—	(h)	(11)	—	(h)	0.0	(g)
PACCAR, Inc.	(3)		(380)	12		0.0	(g)
Packaging Corp. of America	—	(h)	(33)	—	(h)	0.0	(g)
Paramount Skydance Corp.	(1)		(15)	1		0.0	(g)
Pegasystems, Inc.	—	(h)	(5)	—	(h)	0.0	(g)
PennyMac Financial Services, Inc.	—	(h)	(57)	(1)		0.0	(g)
Permian Resources Corp.	(4)		(56)	1		0.0	(g)
Phillips 66	—	(h)	(21)	2		0.0	(g)
Pinterest, Inc.	—	(h)	(5)	—	(h)	0.0	(g)
PPL Corp.	(1)		(38)	(1)		0.0	(g)
Praxis Precision Medicines, Inc.	—	(h)	(9)	(1)		0.0	(g)
Primerica, Inc.	—	(h)	(5)	—	(h)	0.0	(g)
Primo Brands Corp.	(2)		(36)	—	(h)	0.0	(g)
Procore Technologies, Inc.	—	(h)	(5)	—	(h)	0.0	(g)
PTC, Inc.	(3)		(592)	3		0.0	(g)
QUALCOMM, Inc.	(1)		(198)	9		0.0	(g)
Quanta Services, Inc.	—	(h)	(124)	3		0.0	(g)
QXO, Inc.	(13)		(270)	26		0.0	(g)
RadNet, Inc.	—	(h)	(8)	—	(h)	0.0	(g)
Repligen Corp.	—	(h)	(69)	(1)		0.0	(g)
Rexford Industrial Realty, Inc.	—	(h)	(12)	1		0.0	(g)
Rhythm Pharmaceuticals, Inc.	—	(h)	(20)	1		0.0	(g)
Robinhood Markets, Inc.	(3)		(326)	6		0.0	(g)
Rocket Cos., Inc.	(2)		(40)	(3)		0.0	(g)
Rocket Lab Corp.	(3)		(154)	(40)		0.0	(g)
Roper Technologies, Inc.	(1)		(445)	(2)		0.0	(g)

SEE NOTES TO FINANCIAL STATEMENTS.

392	SIX CIRCLES TRUST	DECEMBER 31, 2025

REFERENCE ENTITY	SHARES		NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
Short Positions — continued
Common Stocks — continued
United States — continued
Royal Gold, Inc.	—	(h)	(65)	1		0.0	(g)
Ryan Specialty Holdings, Inc.	(2)		(88)	4		0.0	(g)
Ryman Hospitality Properties, Inc.	(5)		(498)	21		0.0	(g)
Samsara, Inc.	(7)		(286)	30		0.0	(g)
Sempra	(5)		(468)	2		0.0	(g)
Service Corp. International	(1)		(79)	—	(h)	0.0	(g)
SharkNinja, Inc.	(3)		(336)	5		0.0	(g)
Simpson Manufacturing Co., Inc.	—	(h)	(57)	3		0.0	(g)
SLM Corp.	(2)		(45)	(1)		0.0	(g)
Snap-on, Inc.	—	(h)	(39)	1		0.0	(g)
Snowflake, Inc.	(1)		(229)	(2)		0.0	(g)
Solventum Corp.	—	(h)	(7)	—	(h)	0.0	(g)
Southern Co. (The)	(1)		(92)	—	(h)	0.0	(g)
Southwest Airlines Co.	—	(h)	(8)	—	(h)	0.0	(g)
SPX Technologies, Inc.	—	(h)	(30)	2		0.0	(g)
STAG Industrial, Inc.	(4)		(135)	3		0.0	(g)
StandardAero, Inc.	(1)		(21)	(1)		0.0	(g)
Stanley Black & Decker, Inc.	—	(h)	(7)	—	(h)	0.0	(g)
Starbucks Corp.	(6)		(495)	7		0.0	(g)
Steel Dynamics, Inc.	(1)		(108)	—	(h)	0.0	(g)
StepStone Group, Inc.	—	(h)	(10)	—	(h)	0.0	(g)
STERIS plc	—	(h)	(13)	—	(h)	0.0	(g)
Sterling Infrastructure, Inc.	—	(h)	(20)	1		0.0	(g)
Symbotic, Inc.	—	(h)	(6)	—	(h)	0.0	(g)
T Rowe Price Group, Inc.	—	(h)	(42)	1		0.0	(g)
Take-Two Interactive Software, Inc.	—	(h)	(15)	(1)		0.0	(g)
Talen Energy Corp.	—	(h)	(18)	(1)		0.0	(g)
TD SYNNEX Corp.	—	(h)	(27)	—	(h)	0.0	(g)
Teledyne Technologies, Inc.	—	(h)	(21)	—	(h)	0.0	(g)
Teleflex, Inc.	—	(h)	(6)	—	(h)	0.0	(g)
Tempus AI, Inc.	(3)		(199)	28		0.0	(g)
Teradyne, Inc.	—		—	—		0.0	(g)
Terreno Realty Corp.	—	(h)	(16)	—	(h)	0.0	(g)
Tesla, Inc.	—	(h)	(124)	9		0.0	(g)
Texas Pacific Land Corp.	(1)		(341)	(9)		0.0	(g)
Thermo Fisher Scientific, Inc.	—	(h)	(9)	—	(h)	0.0	(g)
Timken Co. (The)	(1)		(47)	1		0.0	(g)
TKO Group Holdings, Inc.	(4)		(782)	(6)		0.0	(g)
TPG, Inc.	(1)		(41)	2		0.0	(g)
Tractor Supply Co.	(2)		(129)	7		0.0	(g)
TransDigm Group, Inc.	—	(h)	(96)	(3)		0.0	(g)
Tyler Technologies, Inc.	—	(h)	(31)	—	(h)	0.0	(g)
Tyson Foods, Inc.	(6)		(380)	6		0.0	(g)
Ubiquiti, Inc.	—	(h)	(19)	—	(h)	0.0	(g)
UDR, Inc.	(4)		(147)	(4)		0.0	(g)
UiPath, Inc.	—	(h)	(7)	—	(h)	0.0	(g)
UL Solutions, Inc.	—	(h)	(21)	—	(h)	0.0	(g)
United Airlines Holdings, Inc.	(3)		(308)	(12)		0.0	(g)
United Parcel Service, Inc.	(3)		(316)	3		0.0	(g)
Valley National Bancorp	(1)		(16)	—	(h)	0.0	(g)
Vertex Pharmaceuticals, Inc.	—	(h)	(160)	1		0.0	(g)
Viper Energy, Inc.	(3)		(105)	2		0.0	(g)

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2025	SIX CIRCLES TRUST	393

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2025 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

REFERENCE ENTITY	SHARES		NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
Short Positions — continued
Common Stocks — continued
United States — continued
Vontier Corp.	(1)		(21)	—	(h)	0.0	(g)
Waters Corp.	—	(h)	(112)	2		0.0	(g)
Watsco, Inc.	—	(h)	(22)	—	(h)	0.0	(g)
Watts Water Technologies, Inc.	—	(h)	(37)	1		0.0	(g)
Webster Financial Corp.	—		—	—		0.0	(g)
Welltower, Inc.	(1)		(230)	6		0.0	(g)
WESCO International, Inc.	(2)		(416)	23		0.0	(g)
West Pharmaceutical Services, Inc.	—	(h)	(36)	—	(h)	0.0	(g)
Western Alliance Bancorp	—	(h)	(5)	—	(h)	0.0	(g)
Weyerhaeuser Co.	(1)		(18)	—	(h)	0.0	(g)
Workday, Inc.	(1)		(129)	—	(h)	0.0	(g)
WW Grainger, Inc.	(1)		(871)	17		0.0	(g)
Zurn Elkay Water Solutions Corp.	(1)		(53)	1		0.0	(g)

Total Short Positions of Total Return Swaps			(34,578)	590		0.0	(g)

Long Positions
Common Stocks
Australia
Atlassian Corp.	—	(h)	16	—	(h)	0.0	(g)

Bermuda
Essent Group Ltd.	—	(h)	16	—	(h)	0.0	(g)
Viking Holdings Ltd.	—	(h)	10	—	(h)	0.0	(g)

Denmark
Ascendis Pharma A/S	—	(h)	31	—	(h)	0.0	(g)

Finland
Amer Sports, Inc.	2		64	(3)		0.0	(g)

Germany
BioNTech SE	1		54	1		0.0	(g)

Ireland
Aptiv plc	1		70	(1)		0.0	(g)
CRH plc	—	(h)	52	(1)		0.0	(g)
ICON plc	—	(h)	5	—	(h)	0.0	(g)
TE Connectivity plc	—	(h)	8	—	(h)	0.0	(g)

Israel
Check Point Software Technologies Ltd.	—	(h)	12	—	(h)	0.0	(g)
Global-e Online Ltd.	—	(h)	7	—	(h)	0.0	(g)
Mobileye Global, Inc.	4		42	—	(h)	0.0	(g)
Tower Semiconductor Ltd.	2		220	(1)		0.0	(g)
Wix.com Ltd.	—	(h)	7	—	(h)	0.0	(g)

Luxembourg
Millicom International Cellular SA	1		62	2		0.0	(g)

Netherlands
QIAGEN NV	—	(h)	11	—	(h)	0.0	(g)

Norway
Frontline plc	1		30	(1)		0.0	(g)

SEE NOTES TO FINANCIAL STATEMENTS.

394	SIX CIRCLES TRUST	DECEMBER 31, 2025

REFERENCE ENTITY	SHARES		NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)

Long Positions — continued
Common Stocks — continued
Puerto Rico
Popular, Inc.	—	(h)	12	— (h)	0.0	(g)

Singapore
Grab Holdings Ltd.	2		8	— (h)	0.0	(g)
Sea Ltd.	2		293	14	0.0	(g)

Sweden
Spotify Technology SA	—	(h)	20	— (h)	0.0	(g)

Switzerland
Chubb Ltd.	2		625	(1)	0.0	(g)
Garmin Ltd.	2		439	(9)	0.0	(g)
On Holding AG	8		374	(10)	0.0	(g)
Sportradar Group AG	2		35	1	0.0	(g)

United Kingdom
ARM Holdings plc	—	(h)	36	(2)	0.0	(g)
Pentair plc	—	(h)	17	— (h)	0.0	(g)
TechnipFMC plc	7		303	(11)	0.0	(g)

United States
Adobe, Inc.	3		1,083	(4)	0.0	(g)
ADT, Inc.	1		6	— (h)	0.0	(g)
Advanced Micro Devices, Inc.	1		164	8	0.0	(g)
AECOM	1		64	(2)	0.0	(g)
AeroVironment, Inc.	—	(h)	52	1	0.0	(g)
AES Corp. (The)	3		41	1	0.0	(g)
Agree Realty Corp.	—	(h)	9	— (h)	0.0	(g)
Alaska Air Group, Inc.	1		42	(1)	0.0	(g)
Allstate Corp. (The)	1		194	(4)	0.0	(g)
Ally Financial, Inc.	—	(h)	21	— (h)	0.0	(g)
Alphabet, Inc.	1		394	6	0.0	(g)
Altria Group, Inc.	—	(h)	16	— (h)	0.0	(g)
Ameren Corp.	—	(h)	10	— (h)	0.0	(g)
American Express Co.	2		633	(21)	0.0	(g)
American Healthcare REIT, Inc.	—	(h)	3	— (h)	0.0	(g)
American Tower Corp.	—	(h)	33	(1)	0.0	(g)
American Water Works Co., Inc.	—	(h)	54	(1)	0.0	(g)
Ameriprise Financial, Inc.	—	(h)	23	— (h)	0.0	(g)
AMETEK, Inc.	—	(h)	12	— (h)	0.0	(g)
Amphenol Corp.	2		297	12	0.0	(g)
Analog Devices, Inc.	—	(h)	10	— (h)	0.0	(g)
API Group Corp.	—	(h)	5	— (h)	0.0	(g)
Applied Industrial Technologies, Inc.	—	(h)	44	(1)	0.0	(g)
Aramark	5		177	(4)	0.0	(g)
Armstrong World Industries, Inc.	1		141	5	0.0	(g)
AT&T, Inc.	12		284	6	0.0	(g)
Autodesk, Inc.	1		318	2	0.0	(g)
Ball Corp.	1		54	1	0.0	(g)
Bank of America Corp.	3		174	(1)	0.0	(g)
Bank OZK	1		70	(3)	0.0	(g)
Biogen, Inc.	—	(h)	82	— (h)	0.0	(g)
BioMarin Pharmaceutical, Inc.	—	(h)	6	1	0.0	(g)
BJ’s Wholesale Club Holdings, Inc.	1		77	(1)	0.0	(g)

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2025	SIX CIRCLES TRUST	395

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2025 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

REFERENCE ENTITY	SHARES		NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)

Long Positions — continued
Common Stocks — continued

United States — continued
Block, Inc.	1		77	1	0.0	(g)
Booking Holdings, Inc.	—	(h)	600	(11)	0.0	(g)
Booz Allen Hamilton Holding Corp.	1		134	(11)	0.0	(g)
BorgWarner, Inc.	1		50	— (h)	0.0	(g)
Boston Scientific Corp.	—	(h)	33	1	0.0	(g)
Bright Horizons Family Solutions, Inc.	—	(h)	20	— (h)	0.0	(g)
Brightstar Lottery plc	4		62	(2)	0.0	(g)
Bristol-Myers Squibb Co.	3		171	(1)	0.0	(g)
Brixmor Property Group, Inc.	—	(h)	5	— (h)	0.0	(g)
Cal-Maine Foods, Inc.	—	(h)	40	(4)	0.0	(g)
Camden Property Trust	—	(h)	16	1	0.0	(g)
CarMax, Inc.	—	(h)	7	— (h)	0.0	(g)
Carnival Corp.	3		97	7	0.0	(g)
Casey’s General Stores, Inc.	—	(h)	168	2	0.0	(g)
CBRE Group, Inc.	3		496	6	0.0	(g)
Centene Corp.	—	(h)	13	1	0.0	(g)
Charter Communications, Inc.	—	(h)	60	— (h)	0.0	(g)
Chemed Corp.	1		446	(3)	0.0	(g)
Chevron Corp.	—	(h)	13	— (h)	0.0	(g)
Chord Energy Corp.	—	(h)	15	— (h)	0.0	(g)
Cintas Corp.	—	(h)	9	— (h)	0.0	(g)
Cirrus Logic, Inc.	—	(h)	7	— (h)	0.0	(g)
Cleveland-Cliffs, Inc.	4		52	2	0.0	(g)
Coca-Cola Co. (The)	1		38	(1)	0.0	(g)
Cognex Corp.	2		78	2	0.0	(g)
Cognizant Technology Solutions Corp.	—	(h)	12	— (h)	0.0	(g)
Comcast Corp.	29		817	49	0.0	(g)
Comfort Systems USA, Inc.	—	(h)	445	(16)	0.0	(g)
Commerce Bancshares, Inc.	1		58	(1)	0.0	(g)
Commercial Metals Co.	—	(h)	12	— (h)	0.0	(g)
Conagra Brands, Inc.	3		49	(1)	0.0	(g)
Construction Partners, Inc.	—	(h)	54	(1)	0.0	(g)
Copart, Inc.	—	(h)	19	— (h)	0.0	(g)
Corteva, Inc.	14		942	16	0.0	(g)
Crane Co.	—	(h)	24	(1)	0.0	(g)
Credo Technology Group Holding Ltd.	—	(h)	4	— (h)	0.0	(g)
Crown Castle, Inc.	1		65	— (h)	0.0	(g)
Crown Holdings, Inc.	1		68	1	0.0	(g)
CSX Corp.	22		818	(20)	0.0	(g)
CubeSmart	—	(h)	6	— (h)	0.0	(g)
Cullen/Frost Bankers, Inc.	1		82	(2)	0.0	(g)
Curtiss-Wright Corp.	—	(h)	55	— (h)	0.0	(g)
Darden Restaurants, Inc.	1		215	(3)	0.0	(g)
Darling Ingredients, Inc.	6		208	(1)	0.0	(g)
DaVita, Inc.	1		102	(5)	0.0	(g)
Dell Technologies, Inc.	—	(h)	7	— (h)	0.0	(g)
Devon Energy Corp.	1		32	— (h)	0.0	(g)
Digital Realty Trust, Inc.	2		314	4	0.0	(g)
Dollar General Corp.	3		399	(1)	0.0	(g)
Donaldson Co., Inc.	—	(h)	43	(2)	0.0	(g)
Doximity, Inc.	—	(h)	16	— (h)	0.0	(g)
DR Horton, Inc.	—	(h)	45	(2)	0.0	(g)

SEE NOTES TO FINANCIAL STATEMENTS.

396	SIX CIRCLES TRUST	DECEMBER 31, 2025

REFERENCE ENTITY	SHARES		NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)

Long Positions — continued
Common Stocks — continued

United States — continued
Dropbox, Inc.	4		98	—	(h)	0.0	(g)
Duolingo, Inc.	1		129	(7)		0.0	(g)
Dutch Bros, Inc.	3		169	2		0.0	(g)
Dynatrace, Inc.	—	(h)	7	—	(h)	0.0	(g)
Edison International	10		593	9		0.0	(g)
Edwards Lifesciences Corp.	—	(h)	5	—	(h)	0.0	(g)
Element Solutions, Inc.	—	(h)	6	—	(h)	0.0	(g)
EMCOR Group, Inc.	—	(h)	3	—	(h)	0.0	(g)
Emerson Electric Co.	—	(h)	14	—	(h)	0.0	(g)
Encompass Health Corp.	—	(h)	30	—	(h)	0.0	(g)
EOG Resources, Inc.	1		81	(1)		0.0	(g)
Equinix, Inc.	1		698	4		0.0	(g)
Essential Properties Realty Trust, Inc.	8		259	(9)		0.0	(g)
Etsy, Inc.	—	(h)	23	1		0.0	(g)
Evercore, Inc.	—	(h)	21	—	(h)	0.0	(g)
Eversource Energy	6		440	(7)		0.0	(g)
ExlService Holdings, Inc.	2		72	2		0.0	(g)
Expeditors International of Washington, Inc.	—	(h)	72	(1)		0.0	(g)
Ferguson Enterprises, Inc.	—	(h)	15	—	(h)	0.0	(g)
Fidelity National Information Services, Inc.	1		49	—	(h)	0.0	(g)
First American Financial Corp.	—	(h)	13	(1)		0.0	(g)
First Citizens BancShares, Inc./NC	—	(h)	12	—	(h)	0.0	(g)
First Industrial Realty Trust, Inc.	—	(h)	13	—	(h)	0.0	(g)
Fiserv, Inc.	—	(h)	31	(1)		0.0	(g)
Five Below, Inc.	2		343	13		0.0	(g)
Flex Ltd.	1		88	(10)		0.0	(g)
Floor & Decor Holdings, Inc.	—	(h)	21	(1)		0.0	(g)
Fluor Corp.	—	(h)	4	—	(h)	0.0	(g)
Fortune Brands Innovations, Inc.	1		44	(2)		0.0	(g)
Fox Corp.	7		432	12		0.0	(g)
Franklin Resources, Inc.	3		82	1		0.0	(g)
Gap, Inc. (The)	—	(h)	5	—	(h)	0.0	(g)
Gartner, Inc.	—	(h)	6	—	(h)	0.0	(g)
General Electric Co.	1		216	5		0.0	(g)
Globe Life, Inc.	1		114	(1)		0.0	(g)
GoDaddy, Inc.	4		447	1		0.0	(g)
Grand Canyon Education, Inc.	1		81	2		0.0	(g)
Group 1 Automotive, Inc.	1		210	(8)		0.0	(g)
H&R Block, Inc.	—	(h)	6	—	(h)	0.0	(g)
Halozyme Therapeutics, Inc.	2		127	8		0.0	(g)
Hamilton Lane, Inc.	—	(h)	44	2		0.0	(g)
Hanover Insurance Group, Inc. (The)	—	(h)	8	—	(h)	0.0	(g)
Hasbro, Inc.	1		90	1		0.0	(g)
HCA Healthcare, Inc.	—	(h)	18	—	(h)	0.0	(g)
HEICO Corp.	—	(h)	61	2		0.0	(g)
Henry Schein, Inc.	3		207	(5)		0.0	(g)
HF Sinclair Corp.	1		36	(3)		0.0	(g)
HubSpot, Inc.	—	(h)	13	—	(h)	0.0	(g)
IES Holdings, Inc.	—	(h)	36	(5)		0.0	(g)
Illinois Tool Works, Inc.	—	(h)	50	(2)		0.0	(g)
Illumina, Inc.	—	(h)	36	(1)		0.0	(g)
Ingredion, Inc.	—	(h)	28	(1)		0.0	(g)

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2025	SIX CIRCLES TRUST	397

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2025 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

REFERENCE ENTITY	SHARES		NOTIONAL VALUE (1)		UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)

Long Positions — continued
Common Stocks — continued

United States — continued
Installed Building Products, Inc.	—	(h)	10		— (h)	0.0	(g)
Insulet Corp.	—	(h)	—	(h)	— (h)	0.0	(g)
Invitation Homes, Inc.	1		28		1	0.0	(g)
ITT, Inc.	1		107		— (h)	0.0	(g)
JB Hunt Transport Services, Inc.	—	(h)	26		— (h)	0.0	(g)
Jefferies Financial Group, Inc.	—	(h)	14		— (h)	0.0	(g)
KBR, Inc.	—	(h)	10		(1)	0.0	(g)
Keurig Dr Pepper, Inc.	11		322		(13)	0.0	(g)
KeyCorp.	1		25		— (h)	0.0	(g)
Keysight Technologies, Inc.	—	(h)	6		— (h)	0.0	(g)
Kimco Realty Corp.	—	(h)	8		— (h)	0.0	(g)
Kinder Morgan, Inc.	21		563		16	0.0	(g)
Kirby Corp.	5		575		(1)	0.0	(g)
Kyndryl Holdings, Inc.	1		32		— (h)	0.0	(g)
Labcorp Holdings, Inc.	—	(h)	57		(2)	0.0	(g)
Las Vegas Sands Corp.	1		47		(1)	0.0	(g)
Lear Corp.	—	(h)	36		(1)	0.0	(g)
Leidos Holdings, Inc.	—	(h)	10		— (h)	0.0	(g)
Lennar Corp.	1		60		(9)	0.0	(g)
Light & Wonder, Inc.	2		160		7	0.0	(g)
Linde plc	—	(h)	35		1	0.0	(g)
Lithia Motors, Inc.	—	(h)	6		— (h)	0.0	(g)
Louisiana-Pacific Corp.	—	(h)	19		(1)	0.0	(g)
Lumentum Holdings, Inc.	—	(h)	20		2	0.0	(g)
LyondellBasell Industries NV	5		224		— (h)	0.0	(g)
Marathon Petroleum Corp.	1		185		(23)	0.0	(g)
MasTec, Inc.	1		138		(2)	0.0	(g)
Meritage Homes Corp.	—	(h)	10		(1)	0.0	(g)
MetLife, Inc.	—	(h)	6		— (h)	0.0	(g)
MGIC Investment Corp.	—	(h)	5		— (h)	0.0	(g)
MGM Resorts International	—	(h)	19		— (h)	0.0	(g)
Micron Technology, Inc.	—	(h)	100		20	0.0	(g)
Moderna, Inc.	17		509		(7)	0.0	(g)
Molina Healthcare, Inc.	—	(h)	31		1	0.0	(g)
Moody’s Corp.	—	(h)	55		3	0.0	(g)
Morgan Stanley	7		1,261		(2)	0.0	(g)
Mosaic Co. (The)	2		62		(2)	0.0	(g)
Motorola Solutions, Inc.	1		252		9	0.0	(g)
Netflix, Inc.	2		176		— (h)	0.0	(g)
NNN REIT, Inc.	—	(h)	17		— (h)	0.0	(g)
Nucor Corp.	3		497		3	0.0	(g)
NVIDIA Corp.	1		115		7	0.0	(g)
NVR, Inc.	—	(h)	61		(2)	0.0	(g)
Old Dominion Freight Line, Inc.	—	(h)	65		— (h)	0.0	(g)
Onto Innovation, Inc.	1		190		2	0.0	(g)
Oshkosh Corp.	—	(h)	44		(2)	0.0	(g)
Otis Worldwide Corp.	–	(h)	35		— (h)	0.0	(g)
Owens Corning	—	(h)	21		(1)	0.0	(g)
Palo Alto Networks, Inc.	1		249		(2)	0.0	(g)
Parker-Hannifin Corp.	2		1,362		(7)	0.0	(g)
Paycom Software, Inc.	1		135		(3)	0.0	(g)
Paylocity Holding Corp.	2		368		10	0.0	(g)

SEE NOTES TO FINANCIAL STATEMENTS.

398	SIX CIRCLES TRUST	DECEMBER 31, 2025

REFERENCE ENTITY	SHARES		NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)

Long Positions — continued
Common Stocks — continued

United States — continued
Penske Automotive Group, Inc.	—	(h)	8	(1)		0.0	(g)
PepsiCo., Inc.	—	(h)	13	(1)		0.0	(g)
PG&E Corp.	1		10	—	(h)	0.0	(g)
Pilgrim’s Pride Corp.	1		54	(1)		0.0	(g)
Pinnacle West Capital Corp.	1		49	—	(h)	0.0	(g)
PJT Partners, Inc.	1		188	(3)		0.0	(g)
Principal Financial Group, Inc.	—	(h)	11	—	(h)	0.0	(g)
Procter & Gamble Co. (The)	1		170	(2)		0.0	(g)
Progressive Corp. (The)	—	(h)	45	(1)		0.0	(g)
Prologis, Inc.	1		149	(3)		0.0	(g)
Prudential Financial, Inc.	—	(h)	35	(1)		0.0	(g)
PTC Therapeutics, Inc.	—	(h)	6	—	(h)	0.0	(g)
Quest Diagnostics, Inc.	2		438	(25)		0.0	(g)
Regal Rexnord Corp.	—	(h)	22	(1)		0.0	(g)
Reliance, Inc.	1		415	(4)		0.0	(g)
ResMed, Inc.	—	(h)	6	—	(h)	0.0	(g)
Revolution Medicines, Inc.	3		249	2		0.0	(g)
Revvity, Inc.	—	(h)	30	—	(h)	0.0	(g)
Rigetti Computing, Inc.	—	(h)	5	—	(h)	0.0	(g)
Rithm Capital Corp.	8		94	(2)		0.0	(g)
ROBLOX Corp.	1		120	(8)		0.0	(g)
Rockwell Automation, Inc.	3		1,279	(40)		0.0	(g)
Roivant Sciences Ltd.	1		13	—	(h)	0.0	(g)
Roku, Inc.	1		59	—	(h)	0.0	(g)
Rubrik, Inc.	—	(h)	18	(1)		0.0	(g)
Salesforce, Inc.	1		234	9		0.0	(g)
SBA Communications Corp.	1		127	—	(h)	0.0	(g)
SEI Investments Co.	5		380	—	(h)	0.0	(g)
ServiceNow, Inc.	—	(h)	22	—	(h)	0.0	(g)
Sirius XM Holdings, Inc.	6		136	(10)		0.0	(g)
Sprouts Farmers Market, Inc.	—	(h)	8	—	(h)	0.0	(g)
SS&C Technologies Holdings, Inc.	4		371	4		0.0	(g)
State Street Corp.	—	(h)	22	—	(h)	0.0	(g)
Stifel Financial Corp.	—	(h)	6	—	(h)	0.0	(g)
Stryker Corp.	—	(h)	18	—	(h)	0.0	(g)
Synchrony Financial	5		427	1		0.0	(g)
Sysco Corp.	4		323	(7)		0.0	(g)
Tapestry, Inc.	—	(h)	6	—	(h)	0.0	(g)
Target Corp.	1		66	—	(h)	0.0	(g)
Taylor Morrison Home Corp.	3		213	(10)		0.0	(g)
Tenet Healthcare Corp.	—	(h)	10	—	(h)	0.0	(g)
Tetra Tech, Inc.	11		391	(10)		0.0	(g)
Toll Brothers, Inc.	—	(h)	6	—	(h)	0.0	(g)
Toro Co. (The)	5		335	24		0.0	(g)
Trade Desk, Inc. (The)	14		506	25		0.0	(g)
Travelers Cos., Inc. (The)	—	(h)	10	—	(h)	0.0	(g)
Trimble, Inc.	5		383	(9)		0.0	(g)
TTM Technologies, Inc.	—	(h)	5	—	(h)	0.0	(g)
Twilio, Inc.	—	(h)	10	1		0.0	(g)
Uber Technologies, Inc.	—	(h)	20	—	(h)	0.0	(g)
UFP Industries, Inc.	—	(h)	23	—	(h)	0.0	(g)
UnitedHealth Group, Inc.	—	(h)	97	(3)		0.0	(g)

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2025	SIX CIRCLES TRUST	399

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2025 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

REFERENCE ENTITY	SHARES		NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)

Long Positions — continued
Common Stocks — continued

United States — continued
Universal Display Corp.	1		105	(2)		0.0	(g)
Unum Group	—	(h)	26	—	(h)	0.0	(g)
Urban Outfitters, Inc.	4		341	(31)		0.0	(g)
Ventas, Inc.	9		696	(12)		0.0	(g)
Veralto Corp.	—	(h)	26	—	(h)	0.0	(g)
Vertiv Holdings Co.	—	(h)	40	1		0.0	(g)
Viatris, Inc.	16		188	13		0.0	(g)
VICI Properties, Inc.	3		81	(1)		0.0	(g)
Virtu Financial, Inc.	—	(h)	7	—	(h)	0.0	(g)
Visa, Inc.	5		1,768	19		0.0	(g)
Vistra Corp.	—	(h)	53	(2)		0.0	(g)
Voya Financial, Inc.	—	(h)	36	—	(h)	0.0	(g)
Walmart, Inc.	9		1,056	(49)		0.0	(g)
Wayfair, Inc.	—	(h)	23	—	(h)	0.0	(g)
Waystar Holding Corp.	—	(h)	2	—	(h)	0.0	(g)
Westlake Corp.	2		128	—	(h)	0.0	(g)
Woodward, Inc.	—	(h)	30	—	(h)	0.0	(g)
WP Carey, Inc.	—	(h)	7	—	(h)	0.0	(g)
XPO, Inc.	—	(h)	60	(4)		0.0	(g)
Xylem, Inc./NY	—	(h)	7	—	(h)	0.0	(g)

Total Long Positions of Total Return Swaps			41,485	(166)		0.0	(g)

Total of Long and Short Positions of Total Return Swaps			6,907	424		0.0	(g)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE (1)	NET UNREALIZED APPRECIATION/ (DEPRECIATION) ($) (2)	NET CASH AND OTHER RECEIVABLES/ PAYABLES ($)	VALUE ($)
Goldman Sachs International	The Fund receives a return on portfolio of long and short equity positions and pays or receives one day RBA on long positions and short positions respectively, plus or minus spread (rates range from -0.39% to 0.3%) which is denominated in AUD based on the local currencies of the positions within the swap	08/19/2026	(2,195)	(46)	(32)	(78)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
Short Positions
Common Stocks
Australia
ALS Ltd.	(2)	(38)	(1)		0.0	(g)
ANZ Group Holdings Ltd.	(2)	(81)	—	(h)	0.0	(g)
APA Group	(5)	(47)	—	(h)	0.0	(g)
ASX Ltd.	(1)	(59)	2		0.0	(g)
BHP Group Ltd.	(16)	(695)	(13)		0.0	(g)
BlueScope Steel Ltd.	(2)	(40)	—	(h)	0.0	(g)
Brambles Ltd.	(3)	(73)	(1)		0.0	(g)

SEE NOTES TO FINANCIAL STATEMENTS.

400	SIX CIRCLES TRUST	DECEMBER 31, 2025

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
Short Positions — continued
Common Stocks — continued
Australia — continued
CAR Group Ltd.	(18)	(569)	5		0.0	(g)
Charter Hall Group	(7)	(169)	2		0.0	(g)
Dexus	(3)	(19)	—	(h)	0.0	(g)
Genesis Minerals Ltd.	(26)	(168)	(12)		0.0	(g)
Goodman Group	(57)	(1,694)	(58)		0.0	(g)
Lynas Rare Earths Ltd.	— (h)	(6)	—	(h)	0.0	(g)
NEXTDC Ltd.	(1)	(15)	1		0.0	(g)
Northern Star Resources Ltd.	(3)	(70)	—	(h)	0.0	(g)
Pilbara Minerals Ltd.	(9)	(34)	(2)		0.0	(g)
Ramelius Resources Ltd.	(57)	(211)	(17)		0.0	(g)
Rio Tinto Ltd.	— (h)	(42)	(1)		0.0	(g)
Scentre Group	(20)	(83)	—	(h)	0.0	(g)
Sigma Healthcare Ltd.	(122)	(354)	(2)		0.0	(g)
Stockland	(6)	(33)	—	(h)	0.0	(g)
Telix Pharmaceuticals Ltd.	(1)	(17)	2		0.0	(g)
Transurban Group	(6)	(87)	1		0.0	(g)
Vicinity Ltd.	(18)	(46)	—	(h)	0.0	(g)
Westpac Banking Corp.	(55)	(2,152)	11		0.0	(g)
WiseTech Global Ltd.	(3)	(193)	4		0.0	(g)
Woolworths Group Ltd.	(8)	(221)	—	(h)	0.0	(g)
Zip Co. Ltd.	(2)	(7)	—	(h)	0.0	(g)

Finland
Cochlear Ltd.	(3)	(787)	7		0.0	(g)

Total Short Positions of Total Return Swaps		(8,010)	(72)		0.0	(g)

Long Positions
Common Stocks
Australia
Ampol Ltd.	1	46	(1)		0.0	(g)
Aristocrat Leisure Ltd.	2	110	1		0.0	(g)
Aurizon Holdings Ltd.	93	324	10		0.0	(g)
Coles Group Ltd.	24	513	(2)		0.0	(g)
Commonwealth Bank of Australia	3	418	10		0.0	(g)
Computershare Ltd.	6	200	—	(h)	0.0	(g)
Evolution Mining Ltd.	3	34	1		0.0	(g)
Fortescue Ltd.	13	297	(5)		0.0	(g)
HUB24 Ltd.	— (h)	21	—	(h)	0.0	(g)
JB Hi-Fi Ltd.	— (h)	41	—	(h)	0.0	(g)
Lottery Corp. Ltd. (The)	5	26	—	(h)	0.0	(g)
Macquarie Group Ltd.	2	310	2		0.0	(g)
Mirvac Group	166	339	—	(h)	0.0	(g)
Orica Ltd.	9	215	3		0.0	(g)
Pro Medicus Ltd.	1	136	(5)		0.0	(g)
Qantas Airways Ltd.	14	139	5		0.0	(g)
QBE Insurance Group Ltd.	7	144	3		0.0	(g)
REA Group Ltd.	1	229	(4)		0.0	(g)
Regis Resources Ltd.	1	8	—	(h)	0.0	(g)
Sandfire Resources Ltd.	5	93	4		0.0	(g)
Santos Ltd.	36	223	(2)		0.0	(g)
SEEK Ltd.	23	515	4		0.0	(g)
Sonic Healthcare Ltd.	3	63	(1)		0.0	(g)

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2025	SIX CIRCLES TRUST	401

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2025 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)

Long Positions — continued
Common Stocks — continued
Australia — continued
South32 Ltd.	65	228	2	0.0	(g)
Technology One Ltd.	2	49	1	0.0	(g)
Telstra Group Ltd.	50	242	1	0.0	(g)
Treasury Wine Estates Ltd.	26	142	(4)	0.0	(g)
Wesfarmers Ltd.	1	79	— (h)	0.0	(g)
Worley Ltd.	17	206	2	0.0	(g)

New Zealand
Xero Ltd.	4	425	1	0.0	(g)
Total Long Positions of Total Return Swaps		5,815	26	0.0	(g)

Total of Long and Short Positions of Total Return Swaps		(2,195)	(46)	0.0	(g)

COUNTERPARTY	Description	TERMINATION DATE	NOTIONAL VALUE (1)	NET UNREALIZED APPRECIATION/ (DEPRECIATION) ($) (2)	NET CASH AND OTHER RECEIVABLES/ PAYABLES ($)	VALUE ($)
Goldman Sachs International	The Fund receives a return on portfolio of long and short equity positions and pays or receives one day CORRA on long positions and short positions respectively, plus or minus spread (rates range from -2.06% to 0.2%) which is denominated in CAD based on the local currencies of the positions within the swap	08/18/2026	(1,276)	(9)	3	(6)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)
Short Positions
Common Stocks
Canada
Algonquin Power & Utilities Corp.	(3)	(27)	(1)	0.0	(g)
ARC Resources Ltd.	(4)	(90)	— (h)	0.0	(g)
Bank of Montreal	(1)	(133)	— (h)	0.0	(g)
Bank of Nova Scotia (The)	— (h)	(7)	— (h)	0.0	(g)
Bombardier, Inc.	— (h)	(75)	(2)	0.0	(g)
Brookfield Corp.	(9)	(540)	(4)	0.0	(g)
CAE, Inc.	(2)	(62)	(2)	0.0	(g)
Canadian Utilities Ltd.	(1)	(59)	(1)	0.0	(g)
Discovery Silver Corp.	(1)	(11)	1	0.0	(g)
Emera, Inc.	(15)	(1,021)	(13)	0.0	(g)
G Mining Ventures Corp.	(31)	(1,230)	(41)	0.0	(g)
GFL Environmental, Inc.	(1)	(81)	2	0.0	(g)
Gildan Activewear, Inc.	— (h)	(21)	(1)	0.0	(g)
Great-West Lifeco, Inc.	(14)	(952)	(3)	0.0	(g)
iA Financial Corp., Inc.	— (h)	(74)	(1)	0.0	(g)
IAMGOLD Corp.	(80)	(1,748)	(53)	0.0	(g)
Ivanhoe Mines Ltd.	(2)	(24)	(2)	0.0	(g)
Methanex Corp.	(1)	(34)	— (h)	0.0	(g)
National Bank of Canada	(1)	(249)	1	0.0	(g)

SEE NOTES TO FINANCIAL STATEMENTS.

402	SIX CIRCLES TRUST	DECEMBER 31, 2025

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
Short Positions — continued
Common Stocks — continued
Canada — continued
NexGen Energy Ltd.	(3)	(32)	—	(h)	0.0	(g)
Novagold Resources, Inc.	(3)	(42)	2		0.0	(g)
Nutrien Ltd.	(1)	(43)	—	(h)	0.0	(g)
OR Royalties, Inc.	(3)	(147)	(2)		0.0	(g)
Pembina Pipeline Corp.	(1)	(66)	(1)		0.0	(g)
Peyto Exploration & Development Corp.	(9)	(212)	—	(h)	0.0	(g)
Power Corp. of Canada	(3)	(207)	2		0.0	(g)
Restaurant Brands International, Inc.	(1)	(79)	2		0.0	(g)
Royal Bank of Canada	(6)	(1,345)	(17)		0.0	(g)
Saputo, Inc.	— (h)	(13)	—	(h)	0.0	(g)
Secure Waste Infrastructure Corp.	— (h)	(7)	—	(h)	0.0	(g)
South Bow Corp.	— (h)	(9)	—	(h)	0.0	(g)
TC Energy Corp.	(1)	(107)	(1)		0.0	(g)
Torex Gold Resources, Inc.	(2)	(105)	(3)		0.0	(g)
Toronto-Dominion Bank (The)	(8)	(1,018)	(14)		0.0	(g)
Tourmaline Oil Corp.	(1)	(66)	(1)		0.0	(g)
West Fraser Timber Co. Ltd.	— (h)	(10)	—	(h)	0.0	(g)

United States
Brookfield Asset Management Ltd.	(1)	(55)	—	(h)	0.0	(g)
Energy Fuels, Inc./Canada	(2)	(36)	(1)		0.0	(g)
RB Global, Inc.	(19)	(2,642)	1		0.0	(g)

Total Short Positions of Total Return Swaps		(12,679)	(153)		0.0	(g)

Long Positions
Common Stocks
Canada
Agnico Eagle Mines Ltd.	— (h)	47	—	(h)	0.0	(g)
Air Canada	1	22	1		0.0	(g)
AtkinsRealis Group, Inc.	5	472	2		0.0	(g)
B2Gold Corp.	2	16	—	(h)	0.0	(g)
BCE, Inc.	2	55	—	(h)	0.0	(g)
Cameco Corp.	8	975	12		0.0	(g)
Canadian Apartment Properties REIT	10	378	6		0.0	(g)
Canadian Pacific Kansas City Ltd.	1	127	(1)		0.0	(g)
CCL Industries, Inc.	8	649	17		0.0	(g)
Celestica, Inc.	1	222	(4)		0.0	(g)
CGI, Inc.	— (h)	34	—	(h)	0.0	(g)
Colliers International Group, Inc.	3	552	5		0.0	(g)
Constellation Software, Inc./Canada	— (h)	17	—	(h)	0.0	(g)
Descartes Systems Group, Inc. (The)	— (h)	2	—	(h)	0.0	(g)
DPM Metals, Inc.	5	193	6		0.0	(g)
Element Fleet Management Corp.	3	102	1		0.0	(g)
Fairfax Financial Holdings Ltd.	— (h)	35	1		0.0	(g)
Finning International, Inc.	3	217	(1)		0.0	(g)
First Majestic Silver Corp.	24	539	14		0.0	(g)
First Quantum Minerals Ltd.	7	247	16		0.0	(g)
FirstService Corp.	— (h)	14	—	(h)	0.0	(g)
Fortis, Inc./Canada	4	285	1		0.0	(g)
George Weston Ltd.	— (h)	38	—	(h)	0.0	(g)
Hudbay Minerals, Inc.	1	20	1		0.0	(g)
IGM Financial, Inc.	5	327	—	(h)	0.0	(g)

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2025	SIX CIRCLES TRUST	403

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2025 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

REFERENCE ENTITY	SHARES		NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)

Long Positions — continued
Common Stocks — continued
Canada — continued
Imperial Oil Ltd.	2		268	(7)		0.0	(g)
Intact Financial Corp.	1		415	5		0.0	(g)
Kinross Gold Corp.	14		543	(1)		0.0	(g)
Loblaw Cos. Ltd.	20		1,244	6		0.0	(g)
Lundin Gold, Inc.	—	(h)	11	—	(h)	0.0	(g)
Lundin Mining Corp.	26		723	33		0.0	(g)
Manulife Financial Corp.	8		383	3		0.0	(g)
Metro, Inc./CN	1		101	—	(h)	0.0	(g)
Northland Power, Inc.	15		254	6		0.0	(g)
OceanaGold Corp.	2		83	1		0.0	(g)
Orla Mining Ltd.	8		146	—	(h)	0.0	(g)
RioCan Real Estate Investment Trust	7		128	1		0.0	(g)
Stantec, Inc.	2		274	1		0.0	(g)
Sun Life Financial, Inc.	3		214	4		0.0	(g)
TELUS Corp.	28		493	11		0.0	(g)
Thomson Reuters Corp.	—	(h)	61	—	(h)	0.0	(g)
TMX Group Ltd.	—	(h)	18	—	(h)	0.0	(g)
TransAlta Corp.	2		33	(2)		0.0	(g)
Triple Flag Precious Metals Corp.	1		64	(1)		0.0	(g)
Wheaton Precious Metals Corp.	—	(h)	44	—	(h)	0.0	(g)
WSP Global, Inc.	—	(h)	16	—	(h)	0.0	(g)

United Kingdom
Endeavour Mining plc	2		152	7		0.0	(g)

United States
Brookfield Infrastructure Corp.	2		150	—	(h)	0.0	(g)
Total Long Positions of Total Return Swaps			11,403	144		0.0	(g)

Total of Long and Short Positions of Total Return Swaps			(1,276)	(9)		0.0	(g)

COUNTERPARTY	Description	TERMINATION DATE	NOTIONAL VALUE (1)	NET UNREALIZED APPRECIATION/ (DEPRECIATION) ($) (2)	NET CASH AND OTHER RECEIVABLES/ PAYABLES ($)	VALUE ($)
Goldman Sachs International	The Fund receives a return on portfolio of long and short equity positions and pays or receives one day SARON on long positions and short positions respectively, plus or minus spread (rates range from -0.26% to 0.26%) which is denominated in CHF based on the local currencies of the positions within the swap	08/19/2026	(1,635)	(14)	—	(14)

SEE NOTES TO FINANCIAL STATEMENTS.

404	SIX CIRCLES TRUST	DECEMBER 31, 2025

REFERENCE ENTITY	SHARES		NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
Short Positions
Common Stocks
Switzerland
Alcon AG	(2)		(96)	—	(h)	0.0	(g)
Avolta AG	(1)		(37)	—	(h)	0.0	(g)
Banque Cantonale Vaudoise	—	(h)	(40)	(1)		0.0	(g)
Belimo Holding AG	—	(h)	(34)	—	(h)	0.0	(g)
Geberit AG	—	(h)	(225)	—	(h)	0.0	(g)
Givaudan SA	—	(h)	(97)	(1)		0.0	(g)
Roche Holding AG	(4)		(1,368)	(33)		0.0	(g)
Sandoz Group AG	(3)		(155)	—	(h)	0.0	(g)
Straumann Holding AG	(3)		(251)	7		0.0	(g)
Swiss Life Holding AG	—	(h)	(157)	(6)		0.0	(g)
Swiss Prime Site AG	(1)		(68)	(3)		0.0	(g)
Swiss Re AG	(1)		(83)	(1)		0.0	(g)
Swisscom AG	—	(h)	(41)	(2)		0.0	(g)
VAT Group AG	—	(h)	(13)	—	(h)	0.0	(g)

Total Short Positions of Total Return Swaps			(2,665)	(40)		0.0	(g)

Long Positions
Common Stocks
Switzerland
ABB Ltd.	4		221	2		0.0	(g)
Accelleron Industries AG	1		61	(2)		0.0	(g)
Barry Callebaut AG	—	(h)	12	1		0.0	(g)
Chocoladefabriken Lindt & Spruengli AG	—	(h)	58	—	(h)	0.0	(g)
EMS-Chemie Holding AG	—	(h)	48	—	(h)	0.0	(g)
Flughafen Zurich AG	—	(h)	5	—	(h)	0.0	(g)
Holcim AG	1		45	1		0.0	(g)
Julius Baer Group Ltd.	1		42	1		0.0	(g)
Logitech International SA	—	(h)	12	(1)		0.0	(g)
Lonza Group AG	—	(h)	15	1		0.0	(g)
Partners Group Holding AG	—	(h)	209	5		0.0	(g)
Schindler Holding AG	—	(h)	116	2		0.0	(g)
SIG Group AG	4		40	7		0.0	(g)
Sika AG	—	(h)	23	—	(h)	0.0	(g)
Sonova Holding AG	—	(h)	20	—	(h)	0.0	(g)
Sunrise Communications AG	—	(h)	10	1		0.0	(g)
Swatch Group AG (The)	—	(h)	9	—	(h)	0.0	(g)
Swissquote Group Holding SA	—	(h)	18	1		0.0	(g)
UBS Group AG	2		66	7		0.0	(g)

Total Long Positions of Total Return Swaps			1,030	26		0.0	(g)

Total of Long and Short Positions of Total Return Swaps			(1,635)	(14)		0.0	(g)

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2025	SIX CIRCLES TRUST	405

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2025 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE (1)	NET UNREALIZED APPRECIATION/ (DEPRECIATION) ($) (2)	NET CASH AND OTHER RECEIVABLES/PAYABLES ($)	VALUE ($)
Goldman Sachs International	The Fund receives a return on portfolio of long and short equity positions and pays or receives one day DESTR on long positions and short positions respectively, plus or minus spread (rates range from -0.26% to 0.26%) which is denominated in DKK based on the local currencies of the positions within the swap	08/19/2026	(1,516)	(2)	—	(2)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)
Short Positions
Common Stocks
Denmark
Carlsberg A/S	(1)	(563)	(1)	0.0	(g)
Danske Bank A/S	(5)	(1,479)	(9)	0.0	(g)
Demant A/S	— (h)	(92)	— (h)	0.0	(g)
Novonesis Novozymes B	(1)	(460)	(3)	0.0	(g)
Orsted A/S	(2)	(340)	6	0.0	(g)
ROCKWOOL A/S	(4)	(996)	(2)	0.0	(g)

Total Short Positions of Total Return Swaps		(3,930)	(9)	0.0	(g)

Long Positions
Common Stocks
Denmark
AP Moller—Maersk A/S	— (h)	482	— (h)	0.0	(g)
Genmab A/S	— (h)	121	— (h)	0.0	(g)
Pandora A/S	1	793	3	0.0	(g)
Tryg A/S	4	689	3	0.0	(g)
Vestas Wind Systems A/S	2	329	1	0.0	(g)

Total Long Positions of Total Return Swaps		2,414	7	0.0	(g)

Total of Long and Short Positions of Total Return Swaps		(1,516)	(2)	0.0	(g)

COUNTERPARTY	Description	TERMINATION DATE	NOTIONAL VALUE (1)	NET UNREALIZED APPRECIATION/ (DEPRECIATION) ($) (2)	NET CASH AND OTHER RECEIVABLES/ PAYABLES ($)	VALUE ($)
Goldman Sachs International	The Fund receives a return on portfolio of long and short equity positions and pays or receives one day €STER on long positions and short positions respectively, plus or minus spread (rates range from -0.26% to 0.26%) which is denominated in EUR based on the local currencies of the positions within the swap	08/19/2026	(7,359)	61	(8)	53

SEE NOTES TO FINANCIAL STATEMENTS.

406	SIX CIRCLES TRUST	DECEMBER 31, 2025

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)
Short Positions
Common Stocks
Austria
Erste Group Bank AG	(5)	(459)	(32)	0.0	(g)
OMV AG	— (h)	(17)	— (h)	0.0	(g)
Verbund AG	(1)	(46)	(1)	0.0	(g)

Belgium
Anheuser-Busch InBev SA	(3)	(151)	— (h)	0.0	(g)
Elia Group SA	— (h)	(36)	(2)	0.0	(g)
Lotus Bakeries NV	— (h)	(45)	(2)	0.0	(g)
Syensqo SA	(3)	(232)	7	0.0	(g)

Finland
Fortum OYJ	(2)	(28)	— (h)	0.0	(g)
Kesko OYJ	(7)	(123)	(5)	0.0	(g)
Metso OYJ	(1)	(10)	— (h)	0.0	(g)
Nordea Bank Abp	(7)	(104)	(5)	0.0	(g)
Orion OYJ	(1)	(43)	(2)	0.0	(g)
Stora Enso OYJ	(2)	(16)	(1)	0.0	(g)
UPM-Kymmene OYJ	(3)	(82)	(5)	0.0	(g)

France
Aeroports de Paris SA	(2)	(263)	46	0.0	(g)
Amundi SA	(2)	(148)	(7)	0.0	(g)
Arkema SA	(1)	(51)	— (h)	0.0	(g)
BioMerieux	— (h)	(12)	— (h)	0.0	(g)
Bouygues SA	— (h)	(18)	— (h)	0.0	(g)
Cie de Saint-Gobain SA	(6)	(489)	5	0.0	(g)
Dassault Aviation SA	(1)	(348)	(2)	0.0	(g)
Dassault Systemes SE	(4)	(103)	(1)	0.0	(g)
Edenred SE	(1)	(23)	(1)	0.0	(g)
FDJ UNITED	(1)	(32)	(1)	0.0	(g)
Gaztransport Et Technigaz SA	— (h)	(23)	1	0.0	(g)
Getlink SE	(1)	(22)	(1)	0.0	(g)
Hermes International SCA	— (h)	(83)	— (h)	0.0	(g)
Kering SA	(3)	(941)	11	0.0	(g)
Orange SA	(5)	(74)	(2)	0.0	(g)
Pernod Ricard SA	(2)	(118)	6	0.0	(g)
Renault SA	(4)	(136)	8	0.0	(g)
Rexel SA	(8)	(264)	(5)	0.0	(g)
Sartorius Stedim Biotech	(2)	(450)	(7)	0.0	(g)
Teleperformance SE	(1)	(57)	(1)	0.0	(g)
TotalEnergies SE	(10)	(541)	(2)	0.0	(g)
Unibail-Rodamco-Westfield	— (h)	(11)	— (h)	0.0	(g)

Germany
BASF SE	(1)	(46)	— (h)	0.0	(g)
Bayer AG	(5)	(166)	(5)	0.0	(g)
Bayerische Motoren Werke AG	(8)	(786)	18	0.0	(g)
Beiersdorf AG	(2)	(216)	1	0.0	(g)
Brenntag SE	(3)	(145)	1	0.0	(g)
CTS Eventim AG & Co. KGaA	(1)	(109)	(3)	0.0	(g)
Delivery Hero SE	(3)	(73)	(3)	0.0	(g)
Hannover Rueck SE	— (h)	(7)	— (h)	0.0	(g)
Hensoldt AG	— (h)	(19)	— (h)	0.0	(g)
Infineon Technologies AG	(1)	(41)	(3)	0.0	(g)

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2025	SIX CIRCLES TRUST	407

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2025 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)
Short Positions — continued
Common Stocks — continued

Germany — continued
KION Group AG	(4)	(282)	(18)	0.0	(g)
Merck KGaA	(5)	(584)	(24)	0.0	(g)
Puma SE	— (h)	(5)	— (h)	0.0	(g)
RWE AG	— (h)	(8)	— (h)	0.0	(g)
Siemens AG	(2)	(459)	— (h)	0.0	(g)
Talanx AG	— (h)	(50)	(1)	0.0	(g)
TUI AG	(13)	(120)	(2)	0.0	(g)
Volkswagen AG	— (h)	(50)	2	0.0	(g)
Zalando SE	(19)	(459)	(38)	0.0	(g)

Ireland
AIB Group plc	(17)	(154)	(3)	0.0	(g)
Bank of Ireland Group plc	(24)	(382)	(10)	0.0	(g)
Kingspan Group plc	(1)	(45)	— (h)	0.0	(g)
Ryanair Holdings plc	(16)	(479)	1	0.0	(g)

Italy
A2A SpA	(48)	(110)	(1)	0.0	(g)
Brunello Cucinelli SpA	(1)	(74)	(1)	0.0	(g)
Buzzi SpA	(1)	(35)	1	0.0	(g)
Davide Campari-Milano NV	(5)	(31)	2	0.0	(g)
Ferrari NV	(3)	(1,054)	(18)	0.0	(g)
Fincantieri SpA	(2)	(29)	3	0.0	(g)
FinecoBank Banca Fineco SpA	(1)	(27)	(2)	0.0	(g)
Infrastrutture Wireless Italiane SpA	(2)	(18)	(1)	0.0	(g)
Moncler SpA	(3)	(168)	6	0.0	(g)
Recordati Industria Chimica e Farmaceutica SpA	(3)	(158)	(1)	0.0	(g)

Luxembourg
ArcelorMittal SA	(2)	(69)	— (h)	0.0	(g)
CVC Capital Partners plc	(9)	(130)	— (h)	0.0	(g)

Netherlands
ABN AMRO Bank NV	(34)	(1,012)	(14)	0.0	(g)
Aegon Ltd.	(6)	(39)	(1)	0.0	(g)
Akzo Nobel NV	(2)	(99)	(5)	0.0	(g)
Argenx SE	(1)	(436)	5	0.0	(g)
EXOR NV	(5)	(331)	(3)	0.0	(g)
Ferrovial SE	(6)	(354)	16	0.0	(g)
Heineken Holding NV	(4)	(265)	(2)	0.0	(g)
Heineken NV	— (h)	(20)	— (h)	0.0	(g)
IMCD NV	(1)	(76)	(1)	0.0	(g)
ING Groep NV	(57)	(1,339)	(46)	0.0	(g)
Randstad NV	(4)	(118)	1	0.0	(g)
Universal Music Group NV	(5)	(108)	(1)	0.0	(g)

Poland
InPost SA	(7)	(78)	— (h)	0.0	(g)

Portugal
Banco Comercial Portugues SA	(98)	(85)	(4)	0.0	(g)
Jeronimo Martins SGPS SA	(3)	(59)	(1)	0.0	(g)

SEE NOTES TO FINANCIAL STATEMENTS.

408	SIX CIRCLES TRUST	DECEMBER 31, 2025

REFERENCE ENTITY	SHARES		NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
Short Positions — continued
Common Stocks — continued
Spain
Acciona SA	—	(h)	(23)	(1)		0.0	(g)
Aena SME SA	(12)		(289)	—	(h)	0.0	(g)
Amadeus IT Group SA	(6)		(393)	(5)		0.0	(g)
Banco Bilbao Vizcaya Argentaria SA	—	(h)	(4)	—	(h)	0.0	(g)
EDP Renovaveis SA	(4)		(44)	(1)		0.0	(g)
Endesa SA	(6)		(177)	2		0.0	(g)
Industria de Diseno Textil SA	(1)		(32)	(1)		0.0	(g)
Mapfre SA	(21)		(90)	(2)		0.0	(g)

Switzerland
STMicroelectronics NV	(14)		(318)	—	(h)	0.0	(g)

United Kingdom
International Consolidated Airlines Group SA	(9)		(40)	—	(h)	0.0	(g)
Total Short Positions of Total Return Swaps			(18,016)	(164)		0.0	(g)

Long Positions
Common Stocks
Austria
BAWAG Group AG	1		128	6		0.0	(g)
Raiffeisen Bank International AG	—	(h)	9	—	(h)	0.0	(g)

Belgium
Ageas SA	1		72	2		0.0	(g)
Financiere de Tubize SA	—	(h)	12	(1)		0.0	(g)
Groupe Bruxelles Lambert NV	1		45	1		0.0	(g)
Sofina SA	—	(h)	26	1		0.0	(g)

Finland
Elisa OYJ	—	(h)	16	—	(h)	0.0	(g)
Kone OYJ	1		33	—	(h)	0.0	(g)
Neste OYJ	4		73	4		0.0	(g)
Sampo OYJ	50		504	19		0.0	(g)
Wartsila OYJ Abp	1		24	—	(h)	0.0	(g)

France
Accor SA	9		438	13		0.0	(g)
Air Liquide SA	2		284	1		0.0	(g)
AXA SA	1		22	—	(h)	0.0	(g)
Bollore SE	1		4	—	(h)	0.0	(g)
Bureau Veritas SA	1		38	2		0.0	(g)
Cie Generale des Etablissements Michelin SCA	14		388	2		0.0	(g)
Covivio SA	—	(h)	5	—	(h)	0.0	(g)
Eiffage SA	1		85	—	(h)	0.0	(g)
Gecina SA	1		114	2		0.0	(g)
Ipsen SA	—	(h)	48	(1)		0.0	(g)
Klepierre SA	2		82	2		0.0	(g)
L’Oreal SA	—	(h)	174	(4)		0.0	(g)
Publicis Groupe SA	—	(h)	26	—	(h)	0.0	(g)
SCOR SE	1		23	1		0.0	(g)
Societe Generale SA	1		85	3		0.0	(g)
Sodexo SA	—	(h)	13	(1)		0.0	(g)
SPIE SA	—	(h)	3	—	(h)	0.0	(g)
Veolia Environnement SA	33		980	18		0.0	(g)

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2025	SIX CIRCLES TRUST	409

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2025 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

REFERENCE ENTITY	SHARES		NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)

Long Positions — continued
Common Stocks — continued
Germany
Allianz SE	—	(h)	9	—	(h)	0.0	(g)
Continental AG	2		139	4		0.0	(g)
Deutsche Bank AG	9		297	11		0.0	(g)
Deutsche Lufthansa AG	13		114	(2)		0.0	(g)
Henkel AG & Co. KGaA	—	(h)	6	—	(h)	0.0	(g)
HOCHTIEF AG	—	(h)	9	—	(h)	0.0	(g)
Knorr-Bremse AG	3		265	8		0.0	(g)
LEG Immobilien SE	1		43	1		0.0	(g)
Mercedes-Benz Group AG	—	(h)	8	—	(h)	0.0	(g)
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	—	(h)	126	2		0.0	(g)
Nemetschek SE	1		108	—	(h)	0.0	(g)
Nordex SE	1		23	—	(h)	0.0	(g)
SAP SE	—	(h)	22	—	(h)	0.0	(g)
Sartorius AG	—	(h)	26	1		0.0	(g)
Siemens Energy AG	—	(h)	52	—	(h)	0.0	(g)
Vonovia SE	4		92	4		0.0	(g)

Ireland
Kerry Group plc	3		247	9		0.0	(g)

Italy
Amplifon SpA	—	(h)	5	—	(h)	0.0	(g)
Azimut Holding SpA	2		80	2		0.0	(g)
Banca Mediolanum SpA	9		179	6		0.0	(g)
Banca Monte dei Paschi di Siena SpA	47		395	41		0.0	(g)
Leonardo SpA	12		558	14		0.0	(g)
Mediobanca Banca di Credito Finanziario SpA	2		34	2		0.0	(g)
Nexi SpA	18		72	4		0.0	(g)
Poste Italiane SpA	—	(h)	8	—	(h)	0.0	(g)
UniCredit SpA	13		870	28		0.0	(g)
Unipol Assicurazioni SpA	1		21	1		0.0	(g)

Luxembourg
Eurofins Scientific SE	2		137	12		0.0	(g)

Netherlands
ASM International NV	—	(h)	90	—	(h)	0.0	(g)
ASML Holding NV	1		479	(6)		0.0	(g)
ASR Nederland NV	3		189	4		0.0	(g)
BE Semiconductor Industries NV	2		252	3		0.0	(g)
Euronext NV	1		82	3		0.0	(g)
Koninklijke KPN NV	103		403	5		0.0	(g)
Koninklijke Philips NV	2		51	2		0.0	(g)
NN Group NV	3		210	6		0.0	(g)
QIAGEN NV	1		55	1		0.0	(g)

Portugal
EDP SA	31		118	4		0.0	(g)
Galp Energia SGPS SA	—	(h)	4	—	(h)	0.0	(g)

Spain
ACS Actividades de Construccion y Servicios SA	3		231	(4)		0.0	(g)
Bankinter SA	6		86	—	(h)	0.0	(g)
CaixaBank SA	16		163	6		0.0	(g)

SEE NOTES TO FINANCIAL STATEMENTS.

410	SIX CIRCLES TRUST	DECEMBER 31, 2025

REFERENCE ENTITY	SHARES		NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)

Long Positions — continued
Common Stocks — continued

Spain — continued
Enagas SA	27		365	(10)		0.0	(g)
Repsol SA	1		16	—	(h)	0.0	(g)
Telefonica SA	41		150	(7)		0.0	(g)

Switzerland
DSM-Firmenich AG	—	(h)	14	—	(h)	0.0	(g)

Total Long Positions of Total Return Swaps			10,657	225		0.0	(g)

Total of Long and Short Positions of Total Return Swaps			(7,359)	61		0.0	(g)

COUNTERPARTY	Description	TERMINATION DATE	NOTIONAL VALUE (1)	NET UNREALIZED APPRECIATION/ (DEPRECIATION) ($) (2)	NET CASH AND OTHER RECEIVABLES/ PAYABLES ($)	VALUE ($)
Goldman Sachs International	The Fund receives a return on portfolio of long and short equity positions and pays or receives one day SONIA on long positions and short positions respectively, plus or minus spread (rates range from -0.56% to 0.25%) which is denominated in GBP based on the local currencies of the positions within the swap	08/19/2026	(523)	(43)	(6)	(49)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
Short Positions
Common Stocks
Australia
Greatland Resources Ltd.	(1)	(5)	—	(h)	0.0	(g)

Bermuda
Hiscox Ltd.	(1)	(11)	—	(h)	0.0	(g)

Hong Kong
Prudential plc	(4)	(39)	(2)		0.0	(g)

Ireland
DCC plc	— (h)	(4)	—	(h)	0.0	(g)

Mexico
Fresnillo plc	— (h)	(11)	(2)		0.0	(g)

Peru
Hochschild Mining plc	(1)	(5)	—	(h)	0.0	(g)

United Kingdom
3i Group plc	(1)	(23)	(1)		0.0	(g)
Ashtead Group plc	— (h)	(10)	—	(h)	0.0	(g)
Associated British Foods plc	(2)	(52)	(1)		0.0	(g)
AstraZeneca plc	— (h)	(6)	—	(h)	0.0	(g)
Auto Trader Group plc	(2)	(13)	1		0.0	(g)

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2025	SIX CIRCLES TRUST	411

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2025 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)
Short Positions — continued
Common Stocks — continued

United Kingdom — continued
Barratt Redrow plc	(50)	(179)	(15)	0.0	(g)
Berkeley Group Holdings plc	(1)	(24)	(1)	0.0	(g)
British American Tobacco plc	— (h)	(12)	— (h)	0.0	(g)
BT Group plc	(308)	(569)	4	0.0	(g)
Bunzl plc	(7)	(145)	11	0.0	(g)
Centrica plc	(63)	(106)	(2)	0.0	(g)
Convatec Group plc	(8)	(17)	(1)	0.0	(g)
Croda International plc	— (h)	(9)	— (h)	0.0	(g)
Drax Group plc	(2)	(12)	(1)	0.0	(g)
easyJet plc	(24)	(117)	(4)	0.0	(g)
GSK plc	(1)	(11)	— (h)	0.0	(g)
Haleon plc	(4)	(13)	— (h)	0.0	(g)
Hikma Pharmaceuticals plc	(1)	(21)	(1)	0.0	(g)
Howden Joinery Group plc	(5)	(40)	(1)	0.0	(g)
International Consolidated Airlines Group SA	(6)	(25)	— (h)	0.0	(g)
JD Sports Fashion plc	(20)	(16)	(1)	0.0	(g)
Land Securities Group plc	(8)	(48)	(4)	0.0	(g)
Lloyds Banking Group plc	(61)	(58)	(2)	0.0	(g)
LondonMetric Property plc	(4)	(7)	— (h)	0.0	(g)
Marks & Spencer Group plc	(66)	(215)	(5)	0.0	(g)
Melrose Industries plc	(32)	(179)	(12)	0.0	(g)
Mondi plc	(3)	(27)	(1)	0.0	(g)
National Grid plc	(16)	(180)	(3)	0.0	(g)
Persimmon plc	(3)	(44)	(2)	0.0	(g)
Rentokil Initial plc	(111)	(477)	(26)	0.0	(g)
Segro plc	(9)	(63)	(4)	0.0	(g)
Severn Trent plc	(1)	(20)	(1)	0.0	(g)
Smith & Nephew plc	(4)	(50)	(2)	0.0	(g)
Spirax Group plc	— (h)	(17)	— (h)	0.0	(g)
SSE plc	(22)	(467)	(12)	0.0	(g)
Unilever plc	(13)	(652)	(3)	0.0	(g)
Whitbread plc	(8)	(191)	(16)	0.0	(g)
Wise plc	(10)	(91)	— (h)	0.0	(g)

Total Short Positions of Total Return Swaps		(4,281)	(110)	0.0	(g)

Long Positions
Common Stocks
Chile
Antofagasta plc	1	17	1	0.0	(g)

Ireland
Experian plc	17	579	(5)	0.0	(g)

United Kingdom
Admiral Group plc	3	90	1	0.0	(g)
Airtel Africa plc	10	32	4	0.0	(g)
Anglo American plc	1	30	3	0.0	(g)
Aviva plc	14	94	3	0.0	(g)
Babcock International Group plc	2	27	— (h)	0.0	(g)
Bellway plc	1	15	1	0.0	(g)
British Land Co. plc/The	4	15	1	0.0	(g)
Burberry Group plc	12	164	(7)	0.0	(g)
Compass Group plc	2	38	1	0.0	(g)

SEE NOTES TO FINANCIAL STATEMENTS.

412	SIX CIRCLES TRUST	DECEMBER 31, 2025

REFERENCE ENTITY	SHARES		NOTIONAL VALUE (1)		UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
Long Positions — continued
Common Stocks — continued

United Kingdom — continued
Endeavour Mining plc	3		100		10		0.0	(g)
Entain plc	7		53		3		0.0	(g)
Games Workshop Group plc	—	(h)	32		(1)		0.0	(g)
HSBC Holdings plc	8		92		5		0.0	(g)
IG Group Holdings plc	4		45		8		0.0	(g)
IMI plc	—	(h)	—	(h)	—	(h)	0.0	(g)
Imperial Brands plc	12		399		(16)		0.0	(g)
Intertek Group plc	3		146		6		0.0	(g)
J Sainsbury plc	16		52		—	(h)	0.0	(g)
JET2 plc	1		7		—	(h)	0.0	(g)
Johnson Matthey plc	2		36		2		0.0	(g)
Kingfisher plc	3		9		—	(h)	0.0	(g)
Legal & General Group plc	57		142		10		0.0	(g)
M&G plc	8		23		1		0.0	(g)
NatWest Group plc	6		36		2		0.0	(g)
Next plc	—	(h)	9		—	(h)	0.0	(g)
RELX plc	4		129		(3)		0.0	(g)
Rightmove plc	2		11		—	(h)	0.0	(g)
Sage Group plc (The)	42		457		(3)		0.0	(g)
Schroders plc	60		233		14		0.0	(g)
Smiths Group plc	10		225		1		0.0	(g)
St James’s Place plc	7		93		5		0.0	(g)
Standard Chartered plc	7		119		6		0.0	(g)
Taylor Wimpey plc	15		15		1		0.0	(g)
Vodafone Group plc	181		173		8		0.0	(g)

United States
Carnival plc	1		21		5		0.0	(g)

Total Long Positions of Total Return Swaps			3,758		67		0.0	(g)

Total of Long and Short Positions of Total Return Swaps			(523)		(43)		0.0	(g)

COUNTERPARTY	Description	TERMINATION DATE	NOTIONAL VALUE (1)	NET UNREALIZED APPRECIATION/ (DEPRECIATION) ($) (2)	NET CASH AND OTHER RECEIVABLES/ PAYABLES ($)	VALUE ($)
Goldman Sachs International	The Fund receives a return on portfolio of long and short equity positions and pays or receives one day HONIA on long positions and short positions respectively, plus or minus spread (rates range from -0.3% to 0.3%) which is denominated in HKD based on the local currencies of the positions within the swap	08/19/2026	8,277	(10)	(3)	(13)

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2025	SIX CIRCLES TRUST	413

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2025 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
Short Positions
Common Stocks
Hong Kong
BOC Hong Kong Holdings Ltd.	(7)	(249)	(1)		0.0	(g)
CK Infrastructure Holdings Ltd.	(6)	(349)	1		0.0	(g)
CLP Holdings Ltd.	(13)	(890)	(2)		0.0	(g)
Hong Kong & China Gas Co. Ltd.	(79)	(558)	1		0.0	(g)
Johnson Electric Holdings Ltd.	(2)	(44)	—	(h)	0.0	(g)
MTR Corp. Ltd.	(4)	(121)	—	(h)	0.0	(g)
Sino Land Co. Ltd.	(47)	(491)	2		0.0	(g)
Sun Hung Kai Properties Ltd.	(1)	(48)	—	(h)	0.0	(g)
Swire Pacific Ltd.	(1)	(65)	—	(h)	0.0	(g)
Wharf Holdings Ltd. (The)	(13)	(300)	2		0.0	(g)

Total Short Positions of Total Return Swaps		(3,115)	3		0.0	(g)

Long Positions
Common Stocks
Hong Kong
AIA Group Ltd.	123	9,952	(12)		0.0	(g)
CK Asset Holdings Ltd.	6	236	—	(h)	0.0	(g)
Guotai Junan International Holdings Ltd.	171	440	(1)		0.0	(g)
Link REIT	1	45	—	(h)	0.0	(g)
SITC International Holdings Co. Ltd.	4	112	—	(h)	0.0	(g)
WH Group Ltd.	36	320	(1)		0.0	(g)

Singapore
ASMPT Ltd.	3	240	1		0.0	(g)
Mobvista, Inc.	3	47	—	(h)	0.0	(g)

Total Long Positions of Total Return Swaps		11,392	(13)		0.0	(g)

Total of Long and Short Positions of Total Return Swaps		8,277	(10)		0.0	(g)

COUNTERPARTY	Description	TERMINATION DATE	NOTIONAL VALUE (1)	NET UNREALIZED APPRECIATION/ (DEPRECIATION) ($) (2)	NET CASH AND OTHER RECEIVABLES/ PAYABLES ($)		VALUE ($)
Goldman Sachs International	The Fund receives a return on portfolio of long and short equity positions and pays or receives one day SHIR on long positions and short positions respectively, plus or minus spread (rates range from -0.55% to 0.55%) which is denominated in ILS based on the local currencies of the positions within the swap	08/19/2026	1,182	(11)	—	(h)	(11)

REFERENCE ENTITY	SHARES		NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)
Short Positions
Common Stocks
Israel
Azrieli Group Ltd.	—	(h)	(23)	(1)	0.0	(g)
Mizrahi Tefahot Bank Ltd.	(3)		(652)	12	0.0	(g)
Phoenix Financial Ltd.	—	(h)	(53)	2	0.0	(g)

Total Short Positions of Total Return Swaps			(728)	13	0.0	(g)

SEE NOTES TO FINANCIAL STATEMENTS.

414	SIX CIRCLES TRUST	DECEMBER 31, 2025

REFERENCE ENTITY	SHARES		NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)

Long Positions
Common Stocks
Israel
Bank Hapoalim BM	14		1,110	(22)	0.0	(g)
Bank Leumi Le-Israel BM	8		562	(5)	0.0	(g)
Elbit Systems Ltd.	—	(h)	106	4	0.0	(g)
Israel Discount Bank Ltd.	2		54	(1)	0.0	(g)
Nice Ltd.	—	(h)	61	— (h)	0.0	(g)
Nova Ltd.	—	(h)	17	— (h)	0.0	(g)

Total Long Positions of Total Return Swaps			1,910	(24)	0.0	(g)

Total of Long and Short Positions of Total Return Swaps			1,182	(11)	0.0	(g)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE (1)	NET UNREALIZED APPRECIATION/ (DEPRECIATION) ($) (2)	NET CASH AND OTHER RECEIVABLES/ PAYABLES ($)	VALUE ($)
Goldman Sachs International	The Fund receives a return on portfolio of long and short equity positions and pays or receives one day MUTSC on long positions and short positions respectively, plus or minus spread (rates range from -2.59% to 0.25%) which is denominated in JPY based on the local currencies of the positions within the swap	08/19/2026	532,400	135	112	247

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)
Short Positions
Common Stocks
Finland
Nordea Bank Abp	(1)	(27,407)	(1)	0.0	(g)

Japan
Advantest Corp.	(1)	(19,450)	(1)	0.0	(g)
AGC, Inc.	(2)	(11,625)	1	0.0	(g)
Ajinomoto Co., Inc.	(1)	(3,364)	— (h)	0.0	(g)
Asics Corp.	(2)	(7,675)	1	0.0	(g)
Bandai Namco Holdings, Inc.	(2)	(8,452)	1	0.0	(g)
Capcom Co. Ltd.	(4)	(15,046)	(2)	0.0	(g)
Central Japan Railway Co.	(6)	(24,887)	7	0.0	(g)
Chiba Bank Ltd. (The)	(5)	(8,828)	(1)	0.0	(g)
Chubu Electric Power Co., Inc.	(1)	(2,125)	— (h)	0.0	(g)
Chugai Pharmaceutical Co. Ltd.	(3)	(24,443)	3	0.0	(g)
Cosmos Pharmaceutical Corp.	(1)	(6,368)	— (h)	0.0	(g)
Daifuku Co. Ltd.	(2)	(10,632)	2	0.0	(g)
Daiichi Sankyo Co. Ltd.	—	—	—	0.0	(g)
Ebara Corp.	(5)	(19,863)	2	0.0	(g)
Food & Life Cos. Ltd.	—	—	—	0.0	(g)
Fuji Electric Co. Ltd.	(1)	(10,382)	(2)	0.0	(g)
Fuji Media Holdings, Inc.	(5)	(19,391)	(3)	0.0	(g)
FUJIFILM Holdings Corp.	(37)	(129,457)	32	0.0	(g)

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2025	SIX CIRCLES TRUST	415

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2025 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)
Short Positions — continued
Common Stocks — continued

Japan — continued
Fujikura Ltd.	— (h)	(5,307)	— (h)	0.0	(g)
Furukawa Electric Co. Ltd.	(2)	(14,154)	(6)	0.0	(g)
Honda Motor Co. Ltd.	(4)	(5,794)	2	0.0	(g)
IHI Corp.	—	—	—	0.0	(g)
Isetan Mitsukoshi Holdings Ltd.	(1)	(1,430)	— (h)	0.0	(g)
Isuzu Motors Ltd.	—	—	—	0.0	(g)
ITOCHU Corp.	(53)	(103,106)	(10)	0.0	(g)
J Front Retailing Co. Ltd.	(8)	(17,852)	2	0.0	(g)
Japan Exchange Group, Inc.	(17)	(30,675)	12	0.0	(g)
Japan Post Insurance Co. Ltd.	— (h)	(1,795)	(1)	0.0	(g)
Japan Steel Works Ltd. (The)	(2)	(13,174)	6	0.0	(g)
JFE Holdings, Inc.	(1)	(995)	— (h)	0.0	(g)
Kadokawa Corp.	(3)	(10,166)	— (h)	0.0	(g)
Kajima Corp.	(1)	(4,108)	— (h)	0.0	(g)
Kawasaki Heavy Industries Ltd.	(1)	(7,143)	6	0.0	(g)
Keisei Electric Railway Co. Ltd.	—	—	—	0.0	(g)
Keyence Corp.	— (h)	(22,604)	— (h)	0.0	(g)
Kikkoman Corp.	(23)	(33,373)	4	0.0	(g)
Kioxia Holdings Corp.	(2)	(17,480)	(15)	0.0	(g)
Kirin Holdings Co. Ltd.	(30)	(71,710)	5	0.0	(g)
Kobe Bussan Co. Ltd.	(1)	(1,982)	1	0.0	(g)
Kokusai Electric Corp.	(7)	(32,064)	(44)	0.0	(g)
Komatsu Ltd.	(19)	(92,685)	1	0.0	(g)
Konami Group Corp.	(4)	(88,680)	21	0.0	(g)
Kurita Water Industries Ltd.	— (h)	(652)	— (h)	0.0	(g)
Kyoto Financial Group, Inc.	(2)	(7,746)	1	0.0	(g)
Kyowa Kirin Co. Ltd.	(12)	(30,127)	4	0.0	(g)
Kyushu Electric Power Co., Inc.	(6)	(9,182)	— (h)	0.0	(g)
Lasertec Corp.	— (h)	(12,120)	2	0.0	(g)
M3, Inc.	(5)	(10,639)	(1)	0.0	(g)
Makita Corp.	(3)	(12,235)	3	0.0	(g)
Marubeni Corp.	(3)	(13,588)	3	0.0	(g)
Maruwa Co. Ltd./Aichi	(1)	(35,392)	8	0.0	(g)
MatsukiyoCocokara & Co.	(3)	(7,513)	3	0.0	(g)
Mebuki Financial Group, Inc.	(33)	(35,087)	7	0.0	(g)
MEIJI Holdings Co. Ltd.	(2)	(5,688)	(2)	0.0	(g)
Mercari, Inc.	(1)	(2,454)	(1)	0.0	(g)
MINEBEA MITSUMI, Inc.	(4)	(13,818)	4	0.0	(g)
Mitsubishi Chemical Group Corp.	(2)	(1,735)	— (h)	0.0	(g)
Mitsubishi Estate Co. Ltd.	(7)	(25,453)	4	0.0	(g)
Mitsubishi Motors Corp.	(31)	(11,517)	1	0.0	(g)
Mitsui E&S Co. Ltd.	(1)	(8,004)	1	0.0	(g)
Mitsui Kinzoku Co. Ltd.	—	—	—	0.0	(g)
Mitsui OSK Lines Ltd.	(13)	(59,540)	(11)	0.0	(g)
MonotaRO Co. Ltd.	(4)	(8,776)	(3)	0.0	(g)
NEC Corp.	—	—	—	0.0	(g)
Nikon Corp.	(9)	(16,598)	5	0.0	(g)
Nippon Building Fund, Inc.	— (h)	(50,653)	2	0.0	(g)
Nippon Paint Holdings Co. Ltd.	(53)	(55,095)	(2)	0.0	(g)
Nippon Sanso Holdings Corp.	(2)	(10,982)	2	0.0	(g)
Nippon Steel Corp.	—	—	—	0.0	(g)
Nissan Motor Co. Ltd.	(8)	(3,209)	1	0.0	(g)

SEE NOTES TO FINANCIAL STATEMENTS.

416	SIX CIRCLES TRUST	DECEMBER 31, 2025

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
Short Positions — continued
Common Stocks — continued

Japan — continued
Nissin Foods Holdings Co. Ltd.	(3)	(8,673)	—	(h)	0.0	(g)
Niterra Co. Ltd.	(1)	(6,811)	(1)		0.0	(g)
Nitori Holdings Co. Ltd.	(22)	(62,871)	20		0.0	(g)
Nitto Denko Corp.	(1)	(3,827)	1		0.0	(g)
NTT, Inc.	(43)	(6,713)	(1)		0.0	(g)
Oji Holdings Corp.	—	—	—		0.0	(g)
Olympus Corp.	(5)	(10,434)	1		0.0	(g)
Organo Corp.	(1)	(10,136)	(1)		0.0	(g)
Oriental Land Co. Ltd./Japan	— (h)	(573)	—	(h)	0.0	(g)
Osaka Gas Co. Ltd.	(1)	(3,782)	—	(h)	0.0	(g)
PAL GROUP Holdings Co. Ltd.	(3)	(7,273)	2		0.0	(g)
Rakuten Bank Ltd.	(7)	(48,595)	15		0.0	(g)
Recruit Holdings Co. Ltd.	—	—	—		0.0	(g)
Renesas Electronics Corp.	(5)	(9,740)	(1)		0.0	(g)
Resonac Holdings Corp.	(4)	(24,081)	(5)		0.0	(g)
Ryohin Keikaku Co. Ltd.	(4)	(11,809)	6		0.0	(g)
Sanrio Co. Ltd.	(1)	(2,570)	1		0.0	(g)
SCREEN Holdings Co. Ltd.	— (h)	(2,628)	(3)		0.0	(g)
SCSK Corp.	—	—	—		0.0	(g)
Sega Sammy Holdings, Inc.	(6)	(15,920)	3		0.0	(g)
Seibu Holdings, Inc.	(2)	(8,043)	5		0.0	(g)
Sekisui Chemical Co. Ltd.	(3)	(7,314)	—	(h)	0.0	(g)
SG Holdings Co. Ltd.	(1)	(1,318)	—	(h)	0.0	(g)
Shimadzu Corp.	(2)	(7,472)	2		0.0	(g)
Shin-Etsu Chemical Co. Ltd.	— (h)	(498)	—	(h)	0.0	(g)
Shionogi & Co. Ltd.	(2)	(4,936)	(1)		0.0	(g)
Shiseido Co. Ltd.	(1)	(1,463)	1		0.0	(g)
Socionext, Inc.	(18)	(38,509)	1		0.0	(g)
Sojitz Corp.	(11)	(54,140)	10		0.0	(g)
Subaru Corp.	(16)	(57,296)	19		0.0	(g)
SUMCO Corp.	(5)	(5,911)	(3)		0.0	(g)
Sumitomo Corp.	—	—	—		0.0	(g)
Sumitomo Realty & Development Co. Ltd.	(1)	(3,216)	—	(h)	0.0	(g)
Suntory Beverage & Food Ltd.	(12)	(55,251)	6		0.0	(g)
Taisei Corp.	—	—	—		0.0	(g)
Taiyo Yuden Co. Ltd.	(1)	(4,891)	—	(h)	0.0	(g)
Takashimaya Co. Ltd.	(3)	(5,089)	1		0.0	(g)
TDK Corp.	(10)	(21,986)	2		0.0	(g)
TIS, Inc.	(2)	(7,777)	(1)		0.0	(g)
Tohoku Electric Power Co., Inc.	—	—	—		0.0	(g)
Tokyo Gas Co. Ltd.	(1)	(3,822)	1		0.0	(g)
Tokyo Metro Co. Ltd.	(34)	(54,284)	(2)		0.0	(g)
Tokyu Corp.	(1)	(1,271)	—	(h)	0.0	(g)
TOPPAN Holdings, Inc.	(4)	(21,432)	6		0.0	(g)
Toyo Suisan Kaisha Ltd.	(7)	(76,636)	23		0.0	(g)
Toyota Tsusho Corp.	(2)	(10,647)	1		0.0	(g)
West Japan Railway Co.	—	—	—		0.0	(g)
Yamaha Motor Co. Ltd.	(17)	(20,194)	5		0.0	(g)
Yamato Holdings Co. Ltd.	—	—	—		0.0	(g)
Yokogawa Electric Corp.	(1)	(5,578)	—	(h)	0.0	(g)
Yokohama Rubber Co. Ltd. (The)	(1)	(5,096)	2		0.0	(g)
Zensho Holdings Co. Ltd.	(6)	(57,951)	15		0.0	(g)

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2025	SIX CIRCLES TRUST	417

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2025 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

REFERENCE ENTITY	SHARES		NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
Short Positions — continued
Common Stocks — continued

Japan — continued
ZOZO, Inc.	(9)		(11,317)	2		0.0	(g)

Total Short Positions of Total Return Swaps			(2,163,249)	186		0.0	(g)

Long Positions
Common Stocks
Japan
Aisin Corp.	5		16,409	(6)		0.0	(g)
Amada Co. Ltd.	19		36,033	(5)		0.0	(g)
ANA Holdings, Inc.	1		2,980	—	(h)	0.0	(g)
Asahi Group Holdings Ltd.	3		5,733	(2)		0.0	(g)
Asahi Kasei Corp.	9		12,083	(1)		0.0	(g)
Bridgestone Corp.	4		14,724	(4)		0.0	(g)
Credit Saison Co. Ltd.	4		16,684	1		0.0	(g)
CyberAgent, Inc.	17		21,875	2		0.0	(g)
Dai Nippon Printing Co. Ltd.	6		16,568	(1)		0.0	(g)
Dai-ichi Life Holdings, Inc.	12		15,793	1		0.0	(g)
Daito Trust Construction Co. Ltd.	4		12,487	—	(h)	0.0	(g)
Daiwa House Industry Co. Ltd.	6		28,549	—	(h)	0.0	(g)
Dentsu Group, Inc.	2		6,336	—	(h)	0.0	(g)
DMG Mori Co. Ltd.	5		13,681	(2)		0.0	(g)
Eisai Co. Ltd.	9		39,380	1		0.0	(g)
ENEOS Holdings, Inc.	5		5,354	—	(h)	0.0	(g)
Fujitsu Ltd.	4		16,976	2		0.0	(g)
Fukuoka Financial Group, Inc.	4		18,252	—	(h)	0.0	(g)
Hamamatsu Photonics KK	10		16,746	(3)		0.0	(g)
Hitachi Construction Machinery Co. Ltd.	10		47,746	3		0.0	(g)
Hitachi Ltd.	2		7,894	—	(h)	0.0	(g)
Hulic Co. Ltd.	4		6,412	—	(h)	0.0	(g)
Ibiden Co. Ltd.	1		8,323	7		0.0	(g)
Idemitsu Kosan Co. Ltd.	19		22,890	—	(h)	0.0	(g)
Inpex Corp.	3		9,355	(2)		0.0	(g)
Japan Airlines Co. Ltd.	4		10,169	—	(h)	0.0	(g)
Japan Post Bank Co. Ltd.	9		18,823	7		0.0	(g)
Japan Post Holdings Co. Ltd.	86		137,532	30		0.0	(g)
Japan Tobacco, Inc.	45		261,093	(57)		0.0	(g)
Kandenko Co. Ltd.	1		3,447	—	(h)	0.0	(g)
Kansai Electric Power Co., Inc. (The)	4		8,903	—	(h)	0.0	(g)
Kao Corp.	2		11,282	—	(h)	0.0	(g)
Kawasaki Kisen Kaisha Ltd.	2		4,731	—	(h)	0.0	(g)
Kubota Corp.	3		5,866	(1)		0.0	(g)
Kyocera Corp.	2		3,372	—	(h)	0.0	(g)
LY Corp.	36		15,001	—	(h)	0.0	(g)
Mitsubishi Electric Corp.	1		2,885	(1)		0.0	(g)
Mitsubishi HC Capital, Inc.	3		3,640	—	(h)	0.0	(g)
Mitsubishi Heavy Industries Ltd.	9		34,067	(7)		0.0	(g)
Mitsubishi UFJ Financial Group, Inc.	17		42,717	(5)		0.0	(g)
Mitsui & Co. Ltd.	44		204,107	13		0.0	(g)
Mitsui Chemicals, Inc.	13		24,740	3		0.0	(g)
Mitsui Fudosan Co. Ltd.	2		4,012	(1)		0.0	(g)
Mizuho Financial Group, Inc.	—	(h)	585	—	(h)	0.0	(g)
MS&AD Insurance Group Holdings, Inc.	1		3,407	(1)		0.0	(g)
Murata Manufacturing Co. Ltd.	51		167,802	(8)		0.0	(g)

SEE NOTES TO FINANCIAL STATEMENTS.

418	SIX CIRCLES TRUST	DECEMBER 31, 2025

REFERENCE ENTITY	SHARES		NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)

Long Positions — continued
Common Stocks — continued
Japan — continued
NGK Insulators Ltd.	3		9,463	(1)	0.0	(g)
NH Foods Ltd.	2		10,736	(2)	0.0	(g)
NIDEC Corp.,	6		12,625	4	0.0	(g)
Nippon Yusen KK	15		76,692	10	0.0	(g)
Nissan Chemical Corp.	1		4,876	— (h)	0.0	(g)
Nomura Holdings, Inc.	3		3,859	— (h)	0.0	(g)
Nomura Real Estate Holdings, Inc.	35		33,701	3	0.0	(g)
Nomura Research Institute Ltd.	1		6,642	— (h)	0.0	(g)
Obayashi Corp.	10		33,385	— (h)	0.0	(g)
Obic Co. Ltd.	1		2,962	— (h)	0.0	(g)
Ono Pharmaceutical Co. Ltd.	54		119,623	(11)	0.0	(g)
Oracle Corp. Japan	1		12,244	(2)	0.0	(g)
ORIX Corp.	24		108,884	6	0.0	(g)
Otsuka Corp.	—	(h)	1,328	— (h)	0.0	(g)
Otsuka Holdings Co. Ltd.	—	(h)	2,788	(1)	0.0	(g)
Pan Pacific International Holdings Corp.	24		23,322	(5)	0.0	(g)
Resona Holdings, Inc.	47		72,908	(19)	0.0	(g)
Rohm Co. Ltd.	8		17,451	8	0.0	(g)
Secom Co. Ltd.	1		7,267	— (h)	0.0	(g)
Seiko Epson Corp.	21		42,230	(1)	0.0	(g)
Shimizu Corp.	28		75,670	(6)	0.0	(g)
Shizuoka Financial Group, Inc.	8		20,537	(1)	0.0	(g)
Skylark Holdings Co. Ltd.	2		5,958	(2)	0.0	(g)
SoftBank Corp.	7		1,428	— (h)	0.0	(g)
Sompo Holdings, Inc.	1		7,391	1	0.0	(g)
Sony Group Corp.	1		1,997	— (h)	0.0	(g)
Square Enix Holdings Co. Ltd.	2		6,009	— (h)	0.0	(g)
Sumitomo Chemical Co. Ltd.	32		14,506	(2)	0.0	(g)
Sumitomo Electric Industries Ltd.	6		42,445	(13)	0.0	(g)
Sumitomo Metal Mining Co. Ltd.	9		51,354	37	0.0	(g)
Sumitomo Mitsui Financial Group, Inc.	31		158,808	(10)	0.0	(g)
Sumitomo Mitsui Trust Group, Inc.	7		35,009	2	0.0	(g)
Suzuki Motor Corp.	6		13,764	— (h)	0.0	(g)
Sysmex Corp.	7		11,361	— (h)	0.0	(g)
T&D Holdings, Inc.	5		17,400	2	0.0	(g)
Terumo Corp.	2		5,054	— (h)	0.0	(g)
THK Co. Ltd.	15		62,312	(17)	0.0	(g)
Tokio Marine Holdings, Inc.	3		19,292	(1)	0.0	(g)
Tokyo Electric Power Co. Holdings Inc	13		8,542	— (h)	0.0	(g)
Tokyo Electron Ltd.	—	(h)	9,293	6	0.0	(g)
Tokyu Fudosan Holdings Corp.	1		1,320	— (h)	0.0	(g)
Tosoh Corp.	23		53,402	— (h)	0.0	(g)
TOTO Ltd.	12		50,932	4	0.0	(g)
Toyo Tire Corp.	3		13,817	(2)	0.0	(g)
Trend Micro, Inc./Japan	1		4,129	(1)	0.0	(g)
Unicharm Corp.	10		9,156	— (h)	0.0	(g)
Yakult Honsha Co. Ltd.	2		4,333	— (h)	0.0	(g)

Total Long Positions of Total Return Swaps			2,695,649	(51)	0.0	(g)

Total of Long and Short Positions of Total Return Swaps			532,400	135	0.0	(g)

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2025	SIX CIRCLES TRUST	419

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2025 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

COUNTERPARTY	Description	TERMINATION DATE	NOTIONAL VALUE (1)	NET UNREALIZED APPRECIATION/ (DEPRECIATION) ($) (2)	NET CASH AND OTHER RECEIVABLES/ PAYABLES ($)	VALUE ($)
Goldman Sachs International	The Fund receives a return on portfolio of long and short equity positions and pays or receives one day NOWA on long positions and short positions respectively, plus or minus spread (rates range from -0.26% to 0.26%) which is denominated in NOK based on the local currencies of the positions within the swap	08/19/2026	182	2	—	2

REFERENCE ENTITY	SHARES		NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)
Short Positions
Common Stocks
Norway
Gjensidige Forsikring ASA	—	(h)	(128)	— (h)	0.0	(g)
Mowi ASA	(3)		(722)	(2)	0.0	(g)
Norsk Hydro ASA	(18)		(1,325)	(5)	0.0	(g)
Orkla ASA	(3)		(312)	(1)	0.0	(g)
Salmar ASA	—	(h)	(145)	— (h)	0.0	(g)

Total Short Positions of Total Return Swaps			(2,632)	(8)	0.0	(g)

Long Positions
Common Stocks
Norway
Aker BP ASA	7		1,841	7	0.0	(g)
Kongsberg Gruppen ASA	—	(h)	106	— (h)	0.0	(g)
Var Energi ASA	27		867	3	0.0	(g)

Total Long Positions of Total Return Swaps			2,814	10	0.0	(g)

Total of Long and Short Positions of Total Return Swaps			182	2	0.0	(g)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE (1)	NET UNREALIZED APPRECIATION/ (DEPRECIATION) ($) (2)	NET CASH AND OTHER RECEIVABLES/ PAYABLES ($)	VALUE ($)
Goldman Sachs International	The Fund receives a return on portfolio of long and short equity positions and pays or receives one day RBNZ on long positions and short positions respectively, plus or minus spread (rates range from -0.4% to -0.4%) which is denominated in NZD based on the local currencies of the positions within the swap	08/19/2026	(225)	2	(1)	1

SEE NOTES TO FINANCIAL STATEMENTS.

420	SIX CIRCLES TRUST	DECEMBER 31, 2025

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)
Short Positions
Common Stocks
New Zealand
Infratil Ltd.	(20)	(225)	2	0.0	(g)

Total Short Positions of Total Return Swaps		(225)	2	0.0	(g)

Total of Long and Short Positions of Total Return Swaps		(225)	2	0.0	(g)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE (1)	NET UNREALIZED APPRECIATION/ (DEPRECIATION) ($) (2)	NET CASH AND OTHER RECEIVABLES/ PAYABLES ($)	VALUE ($)
Goldman Sachs International	The Fund receives a return on portfolio of long and short equity positions and pays or receives one month STIBOR on long positions and short positions respectively, plus or minus spread (rates range from -0.7% to 0.26%) which is denominated in SEK based on the local currencies of the positions within the swap	08/19/2026	(11,567)	(33)	—	(33)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)
Short Positions
Common Stocks
Sweden
Alfa Laval AB	(2)	(982)	(1)	0.0	(g)
Atlas Copco AB	(17)	(2,742)	— (h)	0.0	(g)
Epiroc AB	(1)	(103)	— (h)	0.0	(g)
EQT AB	(4)	(1,426)	(13)	0.0	(g)
Fastighets AB Balder	(6)	(396)	(2)	0.0	(g)
H & M Hennes & Mauritz AB	(19)	(3,406)	(12)	0.0	(g)
Hexagon AB	(3)	(376)	(1)	0.0	(g)
Holmen AB	(5)	(1,865)	(6)	0.0	(g)
Industrivarden AB	(1)	(258)	— (h)	0.0	(g)
Investment AB Latour	(3)	(682)	— (h)	0.0	(g)
Investor AB	(2)	(693)	(1)	0.0	(g)
L E Lundbergforetagen AB	(4)	(1,883)	(5)	0.0	(g)
Lifco AB	— (h)	(111)	— (h)	0.0	(g)
Nibe Industrier AB	(3)	(110)	— (h)	0.0	(g)
Sagax AB	(2)	(455)	— (h)	0.0	(g)
Skandinaviska Enskilda Banken AB	(5)	(874)	(2)	0.0	(g)
Svenska Cellulosa AB SCA	(37)	(4,484)	(9)	0.0	(g)
Swedbank AB	(1)	(437)	(2)	0.0	(g)
Trelleborg AB	(5)	(1,772)	— (h)	0.0	(g)

Total Short Positions of Total Return Swaps		(23,055)	(54)	0.0	(g)

Long Positions
Common Stocks
Sweden
AddTech AB	— (h)	149	— (h)	0.0	(g)

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2025	SIX CIRCLES TRUST	421

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2025 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

REFERENCE ENTITY	SHARES		NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)

Long Positions — continued
Common Stocks — continued
Sweden — continued
Assa Abloy AB	—	(h)	163	—	(h)	0.0	(g)
Beijer Ref AB	1		164	(1)		0.0	(g)
Evolution AB	3		2,127	(2)		0.0	(g)
Industrivarden AB	—	(h)	189	1		0.0	(g)
Indutrade AB	2		532	—	(h)	0.0	(g)
Saab AB	4		2,106	13		0.0	(g)
Securitas AB	3		426	1		0.0	(g)
Sinch AB	4		136	—	(h)	0.0	(g)
Skanska AB	9		2,374	1		0.0	(g)
SKF AB	4		926	—	(h)	0.0	(g)
Svenska Handelsbanken AB	14		1,793	7		0.0	(g)
Tele2 AB	3		403	1		0.0	(g)

Total Long Positions of Total Return Swaps			11,488	21		0.0	(g)

Total of Long and Short Positions of Total Return Swaps			(11,567)	(33)		0.0	(g)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE (1)	NET UNREALIZED APPRECIATION/ (DEPRECIATION) ($) (2)	NET CASH AND OTHER RECEIVABLES/ PAYABLES ($)	VALUE ($)
Goldman Sachs International	The Fund receives a return on portfolio of long and short equity positions and pays or receives one day SORA on long positions and short positions respectively, plus or minus spread (rates range from -0.31% to 0.3%) which is denominated in SGD based on the local currencies of the positions within the swap	08/19/2026	(520)	(3)	(4)	(7)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
Short Positions
Common Stocks
China
Yangzijiang Shipbuilding Holdings Ltd.	(4)	(15)	—	(h)	0.0	(g)

Singapore
Mapletree Logistics Trust	—	—	—		0.0	(g)
Oversea-Chinese Banking Corp. Ltd.	(6)	(108)	(2)		0.0	(g)
Sembcorp Industries Ltd.	(38)	(227)	—	(h)	0.0	(g)
Singapore Airlines Ltd.	(47)	(295)	(3)		0.0	(g)
Singapore Telecommunications Ltd.	(2)	(7)	—	(h)	0.0	(g)
Wilmar International Ltd.	(4)	(13)	—	(h)	0.0	(g)

Total Short Positions of Total Return Swaps		(665)	(5)		0.0	(g)

SEE NOTES TO FINANCIAL STATEMENTS.

422	SIX CIRCLES TRUST	DECEMBER 31, 2025

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
Long Positions
Common Stocks
Singapore
CapitaLand Investment Ltd./Singapore	10	25	1		0.0	(g)
Genting Singapore Ltd.	24	17	—	(h)	0.0	(g)
Singapore Technologies Engineering Ltd.	12	103	1		0.0	(g)

Total Long Positions of Total Return Swaps		145	2		0.0	(g)

Total of Long and Short Positions of Total Return Swaps		(520)	(3)		0.0	(g)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE (1)	NET UNREALIZED APPRECIATION/ (DEPRECIATION) ($) (2)	NET CASH AND OTHER RECEIVABLES/ PAYABLES ($)	VALUE ($)
Goldman Sachs International	The Fund receives a return on portfolio of long and short equity positions and pays or receives one day FEDEF on long positions and short positions respectively, plus or minus spread (rates range from -1.42% to 0.3%) which is denominated in USD based on the local currencies of the positions within the swap	08/18/2026	(4,234)	218	(45)	173

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
Short Positions
Common Stocks
Bermuda
Everest Group Ltd.	— (h)	(57)	(2)		0.0	(g)

Canada
Waste Connections, Inc.	— (h)	(12)	—	(h)	0.0	(g)

Ireland
Jazz Pharmaceuticals plc	(2)	(322)	(1)		0.0	(g)
Medtronic plc	(1)	(58)	2		0.0	(g)

Israel
Monday.com Ltd.	(1)	(129)	3		0.0	(g)

Switzerland
Amcor plc	(1)	(8)	—	(h)	0.0	(g)

Thailand
Fabrinet	— (h)	(174)	5		0.0	(g)

United Kingdom
CNH Industrial NV	(28)	(267)	9		0.0	(g)
Coca-Cola Europacific Partners plc	(1)	(72)	1		0.0	(g)
Marex Group plc	— (h)	(17)	—	(h)	0.0	(g)

United States
AAON, Inc.	(2)	(151)	1		0.0	(g)

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2025	SIX CIRCLES TRUST	423

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2025 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
Short Positions — continued
Common Stocks — continued

United States — continued
AbbVie, Inc.	— (h)	(48)	—	(h)	0.0	(g)
ACI Worldwide, Inc.	— (h)	(4)	—	(h)	0.0	(g)
Acuity, Inc.	— (h)	(17)	—	(h)	0.0	(g)
Advanced Drainage Systems, Inc.	— (h)	(11)	—	(h)	0.0	(g)
AGCO Corp.	(2)	(224)	8		0.0	(g)
AGNC Investment Corp.	(141)	(1,459)	(51)		0.0	(g)
Air Products and Chemicals, Inc.	(2)	(371)	(3)		0.0	(g)
Akamai Technologies, Inc.	— (h)	(7)	—	(h)	0.0	(g)
Albertsons Cos., Inc.	(32)	(553)	5		0.0	(g)
Alcoa Corp.	(1)	(40)	(6)		0.0	(g)
American Electric Power Co., Inc.	(2)	(273)	1		0.0	(g)
American Homes 4 Rent	— (h)	(8)	—	(h)	0.0	(g)
American International Group, Inc.	(2)	(157)	1		0.0	(g)
Annaly Capital Management, Inc.	(3)	(57)	—	(h)	0.0	(g)
Antero Midstream Corp.	(2)	(36)	—	(h)	0.0	(g)
APA Corp.	(3)	(71)	2		0.0	(g)
Applied Digital Corp.	(1)	(23)	(2)		0.0	(g)
Applied Materials, Inc.	(1)	(162)	3		0.0	(g)
AptarGroup, Inc.	(2)	(211)	1		0.0	(g)
Archer Aviation, Inc.	(1)	(5)	—	(h)	0.0	(g)
Arrow Electronics, Inc.	— (h)	(33)	1		0.0	(g)
Astera Labs, Inc.	— (h)	(5)	(1)		0.0	(g)
Aurora Innovation, Inc.	(8)	(35)	3		0.0	(g)
Automatic Data Processing, Inc.	(4)	(1,098)	32		0.0	(g)
AvalonBay Communities, Inc.	— (h)	(23)	—	(h)	0.0	(g)
Avantor, Inc.	(1)	(8)	—	(h)	0.0	(g)
Axon Enterprise, Inc.	— (h)	(11)	—	(h)	0.0	(g)
Axsome Therapeutics, Inc.	(1)	(181)	(45)		0.0	(g)
Bank of New York Mellon Corp. (The)	— (h)	(15)	—	(h)	0.0	(g)
Baxter International, Inc.	(8)	(150)	3		0.0	(g)
Bentley Systems, Inc.	(4)	(166)	9		0.0	(g)
Best Buy Co., Inc.	(1)	(47)	4		0.0	(g)
BILL Holdings, Inc.	— (h)	(10)	—	(h)	0.0	(g)
Bio-Rad Laboratories, Inc.	— (h)	(8)	—	(h)	0.0	(g)
Boeing Co. (The)	— (h)	(58)	(3)		0.0	(g)
BrightSpring Health Services, Inc.	— (h)	(18)	—	(h)	0.0	(g)
Broadcom, Inc.	— (h)	(125)	(2)		0.0	(g)
Broadridge Financial Solutions, Inc.	— (h)	(13)	—	(h)	0.0	(g)
Brown-Forman Corp.	(1)	(38)	4		0.0	(g)
Bruker Corp.	— (h)	(11)	—	(h)	0.0	(g)
Builders FirstSource, Inc.	(2)	(255)	4		0.0	(g)
Bunge Global SA	— (h)	(14)	1		0.0	(g)
Burlington Stores, Inc.	(2)	(601)	(43)		0.0	(g)
BXP, Inc.	(2)	(151)	9		0.0	(g)
CareTrust REIT, Inc.	(1)	(45)	1		0.0	(g)
Carvana Co.	— (h)	(141)	8		0.0	(g)
Casella Waste Systems, Inc.	(4)	(449)	11		0.0	(g)
Caterpillar, Inc.	— (h)	(192)	5		0.0	(g)
Cava Group, Inc.	(6)	(319)	(42)		0.0	(g)
CCC Intelligent Solutions Holdings, Inc.	(4)	(27)	(1)		0.0	(g)
Celsius Holdings, Inc.	(1)	(37)	(2)		0.0	(g)
Cencora, Inc.	(1)	(243)	9		0.0	(g)

SEE NOTES TO FINANCIAL STATEMENTS.

424	SIX CIRCLES TRUST	DECEMBER 31, 2025

REFERENCE ENTITY	SHARES		NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
Short Positions — continued
Common Stocks — continued

United States — continued
CF Industries Holdings, Inc.	—	(h)	(12)	—	(h)	0.0	(g)
Cincinnati Financial Corp.	—	(h)	(57)	1		0.0	(g)
Cisco Systems, Inc.	(4)		(308)	5		0.0	(g)
Clorox Co. (The)	—	(h)	(24)	—	(h)	0.0	(g)
Coca-Cola Consolidated, Inc.	—	(h)	(14)	1		0.0	(g)
Coeur Mining, Inc.	(1)		(17)	(1)		0.0	(g)
Coherent Corp.	—	(h)	(44)	(1)		0.0	(g)
Colgate-Palmolive Co.	(4)		(295)	2		0.0	(g)
Columbia Banking System, Inc.	(17)		(490)	20		0.0	(g)
Commvault Systems, Inc.	(1)		(66)	(3)		0.0	(g)
Comstock Resources, Inc.	—	(h)	(8)	(1)		0.0	(g)
ConocoPhillips	(1)		(102)	1		0.0	(g)
Constellation Energy Corp.	—	(h)	(49)	1		0.0	(g)
Cooper Cos., Inc. (The)	—	(h)	(31)	—	(h)	0.0	(g)
Corcept Therapeutics, Inc.	—	(h)	(8)	5		0.0	(g)
Core & Main, Inc.	(5)		(287)	18		0.0	(g)
Corpay, Inc.	—	(h)	(19)	1		0.0	(g)
CoStar Group, Inc.	—	(h)	(7)	—	(h)	0.0	(g)
Cytokinetics, Inc.	(1)		(35)	(1)		0.0	(g)
Deckers Outdoor Corp.	—	(h)	(17)	—	(h)	0.0	(g)
Dick’s Sporting Goods, Inc.	—	(h)	(66)	4		0.0	(g)
Dillard’s, Inc.	—	(h)	(190)	20		0.0	(g)
Docusign, Inc.	(4)		(263)	(1)		0.0	(g)
Dollar Tree, Inc.	—	(h)	(51)	3		0.0	(g)
Dominion Energy, Inc.	(15)		(920)	19		0.0	(g)
DoorDash, Inc.	—	(h)	(78)	1		0.0	(g)
DT Midstream, Inc.	(1)		(120)	—	(h)	0.0	(g)
Duke Energy Corp.	—	(h)	(30)	—	(h)	0.0	(g)
Eagle Materials, Inc.	(1)		(296)	22		0.0	(g)
East West Bancorp, Inc.	(1)		(120)	1		0.0	(g)
EastGroup Properties, Inc.	(2)		(453)	13		0.0	(g)
Eastman Chemical Co.	—	(h)	(20)	—	(h)	0.0	(g)
EchoStar Corp.	—	(h)	(11)	—	(h)	0.0	(g)
Ensign Group, Inc. (The)	—	(h)	(7)	—	(h)	0.0	(g)
Entegris, Inc.	(1)		(104)	7		0.0	(g)
Equity LifeStyle Properties, Inc.	—	(h)	(13)	—	(h)	0.0	(g)
Essex Property Trust, Inc.	—	(h)	(9)	—	(h)	0.0	(g)
Expand Energy Corp.	(1)		(111)	—	(h)	0.0	(g)
Exxon Mobil Corp.	—	(h)	(3)	—	(h)	0.0	(g)
F5, Inc.	—	(h)	(7)	—	(h)	0.0	(g)
Fair Isaac Corp.	—	(h)	(298)	19		0.0	(g)
Federal Realty Investment Trust	(5)		(513)	1		0.0	(g)
FedEx Corp.	—	(h)	(72)	(2)		0.0	(g)
FirstCash Holdings, Inc.	—	(h)	(62)	2		0.0	(g)
Flagstar Bank NA	(9)		(118)	5		0.0	(g)
Flutter Entertainment plc	—	(h)	(48)	1		0.0	(g)
Fortinet, Inc.	(2)		(165)	4		0.0	(g)
Fortive Corp.	(22)		(1,242)	3		0.0	(g)
Gen Digital, Inc.	(3)		(92)	1		0.0	(g)
Generac Holdings, Inc.	—	(h)	(17)	2		0.0	(g)
General Mills, Inc.	(7)		(351)	4		0.0	(g)
Genuine Parts Co.	—	(h)	(32)	2		0.0	(g)

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2025	SIX CIRCLES TRUST	425

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2025 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
Short Positions — continued
Common Stocks — continued

United States — continued
Gilead Sciences, Inc.	— (h)	(13)	—	(h)	0.0	(g)
Glaukos Corp.	— (h)	(15)	—	(h)	0.0	(g)
Global Payments, Inc.	(1)	(81)	4		0.0	(g)
GLOBALFOUNDRIES, Inc.	(4)	(134)	8		0.0	(g)
Globalstar, Inc.	— (h)	(5)	1		0.0	(g)
Globus Medical, Inc.	— (h)	(38)	—	(h)	0.0	(g)
Graco, Inc.	(5)	(429)	13		0.0	(g)
GXO Logistics, Inc.	(3)	(160)	(1)		0.0	(g)
Healthpeak Properties, Inc.	(1)	(16)	1		0.0	(g)
Hecla Mining Co.	(1)	(16)	—	(h)	0.0	(g)
Hexcel Corp.	(1)	(87)	—	(h)	0.0	(g)
Hormel Foods Corp.	— (h)	(5)	—	(h)	0.0	(g)
Howmet Aerospace, Inc.	— (h)	(7)	—	(h)	0.0	(g)
Hyatt Hotels Corp.	(1)	(127)	5		0.0	(g)
IDACORP, Inc.	— (h)	(12)	—	(h)	0.0	(g)
IDEX Corp.	— (h)	(34)	—	(h)	0.0	(g)
IDEXX Laboratories, Inc.	(1)	(508)	17		0.0	(g)
Insmed, Inc.	— (h)	(18)	2		0.0	(g)
InterDigital, Inc.	(1)	(242)	22		0.0	(g)
International Business Machines Corp.	(1)	(232)	9		0.0	(g)
International Flavors & Fragrances, Inc.	(2)	(97)	(5)		0.0	(g)
International Paper Co.	(1)	(33)	(1)		0.0	(g)
Invesco Ltd.	(1)	(20)	—	(h)	0.0	(g)
IonQ, Inc.	(1)	(54)	2		0.0	(g)
Iron Mountain, Inc.	— (h)	(33)	—	(h)	0.0	(g)
Itron, Inc.	(2)	(233)	6		0.0	(g)
J M Smucker Co. (The)	— (h)	(16)	1		0.0	(g)
JBT Marel Corp.	— (h)	(11)	—	(h)	0.0	(g)
JFrog Ltd.	— (h)	(13)	1		0.0	(g)
Johnson & Johnson	(1)	(273)	4		0.0	(g)
Karman Holdings, Inc.	— (h)	(5)	—	(h)	0.0	(g)
Kinetik Holdings, Inc.	(1)	(44)	(1)		0.0	(g)
Kinsale Capital Group, Inc.	— (h)	(180)	—	(h)	0.0	(g)
Klaviyo, Inc.	(1)	(16)	(2)		0.0	(g)
Kraft Heinz Co. (The)	(2)	(55)	1		0.0	(g)
Krystal Biotech, Inc.	— (h)	(27)	(1)		0.0	(g)
Kymera Therapeutics, Inc.	— (h)	(9)	1		0.0	(g)
Lamar Advertising Co.	(3)	(414)	1		0.0	(g)
Lamb Weston Holdings, Inc.	(1)	(77)	23		0.0	(g)
Lennox International, Inc.	— (h)	(13)	—	(h)	0.0	(g)
Life Time Group Holdings, Inc.	(2)	(39)	(1)		0.0	(g)
Lincoln Electric Holdings, Inc.	(1)	(242)	5		0.0	(g)
Lincoln National Corp.	— (h)	(17)	—	(h)	0.0	(g)
Lineage, Inc.	(3)	(93)	3		0.0	(g)
Littelfuse, Inc.	— (h)	(105)	3		0.0	(g)
Live Nation Entertainment, Inc.	(1)	(114)	(1)		0.0	(g)
LKQ Corp.	(3)	(80)	1		0.0	(g)
Loar Holdings, Inc.	— (h)	(14)	—	(h)	0.0	(g)
Loews Corp.	(7)	(708)	1		0.0	(g)
Lowe’s Cos., Inc.	(1)	(355)	11		0.0	(g)
LPL Financial Holdings, Inc.	(1)	(556)	24		0.0	(g)
Lumen Technologies, Inc.	(1)	(6)	—	(h)	0.0	(g)

SEE NOTES TO FINANCIAL STATEMENTS.

426	SIX CIRCLES TRUST	DECEMBER 31, 2025

REFERENCE ENTITY	SHARES		NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
Short Positions — continued
Common Stocks — continued

United States — continued
MACOM Technology Solutions Holdings, Inc.	—	(h)	(8)	—	(h)	0.0	(g)
Maplebear, Inc.	(1)		(28)	—	(h)	0.0	(g)
Marriott International, Inc./MD	(1)		(225)	(1)		0.0	(g)
Marsh & McLennan Cos., Inc.	—	(h)	(33)	—	(h)	0.0	(g)
Masco Corp.	—	(h)	(10)	—	(h)	0.0	(g)
Match Group, Inc.	—	(h)	(13)	—	(h)	0.0	(g)
McCormick & Co., Inc./MD	(2)		(136)	1		0.0	(g)
Merck & Co., Inc.	(2)		(214)	(11)		0.0	(g)
Middleby Corp. (The)	—	(h)	(11)	—	(h)	0.0	(g)
Mirion Technologies, Inc.	(1)		(20)	1		0.0	(g)
MKS, Inc.	—	(h)	(14)	—	(h)	0.0	(g)
Modine Manufacturing Co.	(1)		(160)	9		0.0	(g)
Mohawk Industries, Inc.	—	(h)	(16)	—	(h)	0.0	(g)
Moog, Inc.	—	(h)	(13)	—	(h)	0.0	(g)
MSCI, Inc.	(2)		(886)	(32)		0.0	(g)
Murphy USA, Inc.	(1)		(343)	1		0.0	(g)
New York Times Co. (The)	(1)		(57)	(1)		0.0	(g)
NewMarket Corp.	—	(h)	(5)	—	(h)	0.0	(g)
Newmont Corp.	—		—	—		0.0	(g)
NIKE, Inc.	—	(h)	(5)	—	(h)	0.0	(g)
NOV, Inc.	—	(h)	(5)	—	(h)	0.0	(g)
NuScale Power Corp.	—	(h)	(3)	—	(h)	0.0	(g)
Nuvalent, Inc.	—	(h)	(6)	—	(h)	0.0	(g)
OGE Energy Corp.	(8)		(344)	4		0.0	(g)
Old National Bancorp	(4)		(89)	3		0.0	(g)
Old Republic International Corp.	(1)		(27)	—	(h)	0.0	(g)
Omnicom Group, Inc.	(10)		(821)	(3)		0.0	(g)
Ormat Technologies, Inc.	—	(h)	(22)	—	(h)	0.0	(g)
PACCAR, Inc.	—	(h)	(16)	1		0.0	(g)
Packaging Corp. of America	—	(h)	(30)	—	(h)	0.0	(g)
Paramount Skydance Corp.	(1)		(21)	1		0.0	(g)
Paychex, Inc.	(1)		(127)	4		0.0	(g)
PennyMac Financial Services, Inc.	—	(h)	(4)	—	(h)	0.0	(g)
Penumbra, Inc.	—	(h)	(5)	—	(h)	0.0	(g)
Permian Resources Corp.	(1)		(14)	—	(h)	0.0	(g)
Phillips 66	(2)		(261)	23		0.0	(g)
PPL Corp.	(8)		(285)	(6)		0.0	(g)
Primo Brands Corp.	(2)		(38)	—	(h)	0.0	(g)
QXO, Inc.	(1)		(18)	2		0.0	(g)
Rambus, Inc.	—	(h)	(21)	1		0.0	(g)
Range Resources Corp.	—	(h)	(2)	—	(h)	0.0	(g)
Raymond James Financial, Inc.	(5)		(737)	10		0.0	(g)
Regeneron Pharmaceuticals, Inc.	—	(h)	(11)	—	(h)	0.0	(g)
Repligen Corp.	(1)		(139)	(3)		0.0	(g)
Rhythm Pharmaceuticals, Inc.	—	(h)	(18)	1		0.0	(g)
Robinhood Markets, Inc.	—	(h)	(49)	1		0.0	(g)
Rocket Cos., Inc.	(7)		(124)	(8)		0.0	(g)
Rocket Lab Corp.	(1)		(35)	(8)		0.0	(g)
Rollins, Inc.	(17)		(1,043)	—	(h)	0.0	(g)
Roper Technologies, Inc.	—	(h)	(87)	—	(h)	0.0	(g)
Royal Caribbean Cruises Ltd.	—	(h)	(5)	—	(h)	0.0	(g)
Ryman Hospitality Properties, Inc.	—	(h)	(47)	2		0.0	(g)

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2025	SIX CIRCLES TRUST	427

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2025 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

REFERENCE ENTITY	SHARES		NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
Short Positions — continued
Common Stocks — continued

United States — continued
Service Corp. International/US	—	(h)	(3)	—	(h)	0.0	(g)
SharkNinja, Inc.	—	(h)	(8)	—	(h)	0.0	(g)
Shift4 Payments, Inc.	(3)		(205)	10		0.0	(g)
Simpson Manufacturing Co., Inc.	—	(h)	(5)	—	(h)	0.0	(g)
SiteOne Landscape Supply, Inc.	—	(h)	(5)	—	(h)	0.0	(g)
Snap-on, Inc.	—	(h)	(85)	1		0.0	(g)
Snowflake, Inc.	—	(h)	(15)	—	(h)	0.0	(g)
Southwest Airlines Co.	(1)		(42)	—	(h)	0.0	(g)
SPX Technologies, Inc.	(2)		(363)	30		0.0	(g)
STAG Industrial, Inc.	(1)		(28)	1		0.0	(g)
StandardAero, Inc.	(3)		(75)	(3)		0.0	(g)
Stanley Black & Decker, Inc.	—	(h)	(36)	—	(h)	0.0	(g)
Starwood Property Trust, Inc.	(3)		(59)	2		0.0	(g)
Steel Dynamics, Inc.	—	(h)	(16)	—	(h)	0.0	(g)
StepStone Group, Inc.	—	(h)	(7)	—	(h)	0.0	(g)
STERIS plc	—	(h)	(6)	—	(h)	0.0	(g)
Sterling Infrastructure, Inc.	—	(h)	(17)	1		0.0	(g)
Strategy, Inc.	(1)		(219)	17		0.0	(g)
Super Micro Computer, Inc.	—	(h)	(8)	1		0.0	(g)
TD SYNNEX Corp.	—	(h)	(10)	—	(h)	0.0	(g)
Teledyne Technologies, Inc.	—	(h)	(10)	—	(h)	0.0	(g)
Teleflex, Inc.	(3)		(366)	14		0.0	(g)
Teradyne, Inc.	(4)		(728)	4		0.0	(g)
Terreno Realty Corp.	(1)		(40)	1		0.0	(g)
Texas Pacific Land Corp.	—	(h)	(39)	(1)		0.0	(g)
Thermo Fisher Scientific, Inc.	—	(h)	(28)	—	(h)	0.0	(g)
Timken Co. (The)	(4)		(315)	10		0.0	(g)
TKO Group Holdings, Inc.	—	(h)	(65)	—	(h)	0.0	(g)
TPG, Inc.	(5)		(328)	13		0.0	(g)
Tractor Supply Co.	(1)		(30)	2		0.0	(g)
TransDigm Group, Inc.	—	(h)	(41)	(1)		0.0	(g)
Tyler Technologies, Inc.	—	(h)	(42)	(1)		0.0	(g)
UDR, Inc.	(1)		(37)	(1)		0.0	(g)
UL Solutions, Inc.	(2)		(181)	(3)		0.0	(g)
UMB Financial Corp.	—	(h)	(46)	2		0.0	(g)
United Parcel Service, Inc.	(1)		(116)	1		0.0	(g)
Universal Health Services, Inc.	(2)		(392)	10		0.0	(g)
US Foods Holding Corp.	—	(h)	(16)	—	(h)	0.0	(g)
Valley National Bancorp	(8)		(92)	2		0.0	(g)
Vertex Pharmaceuticals, Inc.	—	(h)	(57)	—	(h)	0.0	(g)
Viper Energy, Inc.	(2)		(92)	2		0.0	(g)
Vontier Corp.	(1)		(36)	—	(h)	0.0	(g)
Waters Corp.	—	(h)	(24)	—	(h)	0.0	(g)
Watts Water Technologies, Inc.	(2)		(481)	9		0.0	(g)
Welltower, Inc.	—	(h)	(7)	—	(h)	0.0	(g)
West Pharmaceutical Services, Inc.	—	(h)	(14)	—	(h)	0.0	(g)
Western Alliance Bancorp	—	(h)	(37)	1		0.0	(g)
Weyerhaeuser Co.	(20)		(478)	(7)		0.0	(g)
Williams Cos., Inc. (The)	(2)		(124)	(1)		0.0	(g)
Wingstop, Inc.	—	(h)	(49)	—	(h)	0.0	(g)
Workday, Inc.	—	(h)	(70)	—	(h)	0.0	(g)
WW Grainger, Inc.	—	(h)	(83)	2		0.0	(g)

Total Short Positions of Total Return Swaps			(35,761)	388		0.0	(g)

SEE NOTES TO FINANCIAL STATEMENTS.

428	SIX CIRCLES TRUST	DECEMBER 31, 2025

REFERENCE ENTITY	SHARES		NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
Long Positions
Common Stocks
Bermuda
Essent Group Ltd.	—	(h)	20	—	(h)	0.0	(g)
Viking Holdings Ltd.	—	(h)	27	—	(h)	0.0	(g)

Denmark
Ascendis Pharma A/S	—	(h)	18	—	(h)	0.0	(g)

Germany
BioNTech SE	—	(h)	6	—	(h)	0.0	(g)

Ireland
Accenture plc	1		243	(6)		0.0	(g)
Aptiv plc	1		46	(1)		0.0	(g)
CRH plc	1		124	(2)		0.0	(g)
Eaton Corp. plc	1		347	2		0.0	(g)
ICON plc	1		219	(2)		0.0	(g)
TE Connectivity plc	—	(h)	11	—	(h)	0.0	(g)

Israel
Check Point Software Technologies Ltd.	2		293	(3)		0.0	(g)
Global-e Online Ltd.	—	(h)	16	—	(h)	0.0	(g)
Mobileye Global, Inc.	1		6	—	(h)	0.0	(g)
Oddity Tech Ltd.	—	(h)	4	—	(h)	0.0	(g)
Tower Semiconductor Ltd.	—	(h)	10	—	(h)	0.0	(g)
Wix.com Ltd.	1		143	9		0.0	(g)

Luxembourg
Millicom International Cellular SA	1		62	2		0.0	(g)

Norway
Frontline plc	1		28	(1)		0.0	(g)

Puerto Rico
Popular, Inc.	1		78	1		0.0	(g)

Switzerland
Garmin Ltd.	—	(h)	7	—	(h)	0.0	(g)
Sportradar Group AG	2		52	2		0.0	(g)

United Kingdom
ARM Holdings plc	2		188	(22)		0.0	(g)
Birkenstock Holding Plc	2		69	(7)		0.0	(g)
Pentair plc	2		227	(2)		0.0	(g)
TechnipFMC plc	—	(h)	6	—	(h)	0.0	(g)

United States
Advanced Micro Devices, Inc.	—	(h)	29	1		0.0	(g)
AECOM	4		358	(10)		0.0	(g)
AeroVironment, Inc.	—	(h)	37	1		0.0	(g)
Agree Realty Corp.	7		529	1		0.0	(g)
Alaska Air Group, Inc.	1		46	(1)		0.0	(g)
Alphabet, Inc.	1		285	4		0.0	(g)
Altria Group, Inc.	—	(h)	24	(1)		0.0	(g)
Amazon.com, Inc.	6		1,422	53		0.0	(g)
Amdocs Ltd.	—	(h)	23	—	(h)	0.0	(g)
Ameren Corp.	—	(h)	44	—	(h)	0.0	(g)
American Airlines Group, Inc.	5		82	—	(h)	0.0	(g)

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2025	SIX CIRCLES TRUST	429

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2025 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

REFERENCE ENTITY	SHARES		NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)
Long Positions — continued
Common Stocks — continued

United States — continued
American Healthcare REIT, Inc.	1		28	— (h)	0.0	(g)
American Tower Corp.	—	(h)	58	(1)	0.0	(g)
American Water Works Co., Inc.	1		176	(5)	0.0	(g)
Ameriprise Financial, Inc.	—	(h)	75	— (h)	0.0	(g)
AMETEK, Inc.	6		1,281	13	0.0	(g)
Apple, Inc.	1		328	(3)	0.0	(g)
Applied Industrial Technologies, Inc.	—	(h)	39	(1)	0.0	(g)
AT&T, Inc.	1		33	1	0.0	(g)
Autodesk, Inc.	—	(h)	46	— (h)	0.0	(g)
AutoZone, Inc.	—	(h)	419	(12)	0.0	(g)
Badger Meter, Inc.	1		195	(10)	0.0	(g)
Ball Corp.	2		128	3	0.0	(g)
Bank of America Corp.	—	(h)	18	— (h)	0.0	(g)
BioMarin Pharmaceutical, Inc.	—	(h)	11	1	0.0	(g)
Bio-Techne Corp.	6		345	1	0.0	(g)
Block, Inc.	1		86	1	0.0	(g)
BorgWarner, Inc.	1		59	— (h)	0.0	(g)
Boston Scientific Corp.	—	(h)	16	— (h)	0.0	(g)
Bright Horizons Family Solutions, Inc.	3		279	(7)	0.0	(g)
Brightstar Lottery plc	2		39	(1)	0.0	(g)
Bristol-Myers Squibb Co.	1		36	— (h)	0.0	(g)
Brixmor Property Group, Inc.	1		29	— (h)	0.0	(g)
Cal-Maine Foods, Inc.	1		56	(5)	0.0	(g)
Cardinal Health, Inc.	6		1,197	33	0.0	(g)
CarMax, Inc.	2		62	(3)	0.0	(g)
Carnival Corp.	3		78	5	0.0	(g)
CBRE Group, Inc.	—	(h)	13	— (h)	0.0	(g)
CDW Corp	2		226	(14)	0.0	(g)
Centene Corp.	1		42	1	0.0	(g)
Charter Communications, Inc.	—	(h)	42	— (h)	0.0	(g)
Chemed Corp.	—	(h)	98	(1)	0.0	(g)
Churchill Downs, Inc.	1		159	(5)	0.0	(g)
Cleveland-Cliffs, Inc.	17		223	9	0.0	(g)
CNX Resources Corp.	1		52	(2)	0.0	(g)
Coca-Cola Co. (The)	1		74	(1)	0.0	(g)
Cognex Corp.	1		45	1	0.0	(g)
Comfort Systems USA, Inc.	—	(h)	183	(7)	0.0	(g)
Commerce Bancshares, Inc.	1		28	— (h)	0.0	(g)
Commercial Metals Co.	—	(h)	13	— (h)	0.0	(g)
Conagra Brands, Inc.	3		47	(2)	0.0	(g)
Constellation Brands, Inc.	—	(h)	11	— (h)	0.0	(g)
Construction Partners, Inc.	1		91	(1)	0.0	(g)
Copart, Inc.	1		41	1	0.0	(g)
Crane Co.	—	(h)	39	(1)	0.0	(g)
Crown Castle, Inc.	1		50	— (h)	0.0	(g)
CubeSmart	1		47	— (h)	0.0	(g)
Cullen/Frost Bankers, Inc.	1		110	(2)	0.0	(g)
Curtiss-Wright Corp.	—	(h)	78	— (h)	0.0	(g)
DaVita, Inc.	1		81	(4)	0.0	(g)
Digital Realty Trust, Inc.	—	(h)	62	1	0.0	(g)
Donaldson Co., Inc.	—	(h)	13	(1)	0.0	(g)
Doximity, Inc.	—	(h)	20	— (h)	0.0	(g)

SEE NOTES TO FINANCIAL STATEMENTS.

430	SIX CIRCLES TRUST	DECEMBER 31, 2025

REFERENCE ENTITY	SHARES		NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)
Long Positions — continued
Common Stocks — continued

United States — continued
DR Horton, Inc.	1		82	(4)	0.0	(g)
Dropbox, Inc.	24		681	(1)	0.0	(g)
DuPont de Nemours, Inc.	5		199	(2)	0.0	(g)
eBay, Inc.	2		172	9	0.0	(g)
Ecolab, Inc.	1		215	1	0.0	(g)
Elastic NV	—	(h)	13	— (h)	0.0	(g)
Element Solutions, Inc.	1		15	(1)	0.0	(g)
EMCOR Group, Inc.	—	(h)	309	(6)	0.0	(g)
Encompass Health Corp.	—	(h)	23	— (h)	0.0	(g)
EOG Resources, Inc.	1		98	(1)	0.0	(g)
Equifax, Inc.	—	(h)	8	— (h)	0.0	(g)
Eversource Energy	—	(h)	5	— (h)	0.0	(g)
Exelixis, Inc.	1		25	1	0.0	(g)
ExlService Holdings, Inc.	2		80	2	0.0	(g)
Expeditors International of Washington, Inc.	—	(h)	33	(1)	0.0	(g)
Ferguson Enterprises, Inc.	—	(h)	18	— (h)	0.0	(g)
First Citizens BancShares, Inc./NC	—	(h)	21	1	0.0	(g)
First Industrial Realty Trust, Inc.	—	(h)	20	— (h)	0.0	(g)
Fiserv, Inc.	1		56	(1)	0.0	(g)
Flex Ltd.	1		48	(5)	0.0	(g)
Fluor Corp.	—	(h)	21	(2)	0.0	(g)
Fortune Brands Innovations, Inc.	2		83	(3)	0.0	(g)
Franklin Resources, Inc.	3		77	1	0.0	(g)
Freeport-McMoRan, Inc.	1		34	2	0.0	(g)
Gap, Inc. (The)	—	(h)	13	(1)	0.0	(g)
Gartner, Inc.	—	(h)	6	— (h)	0.0	(g)
Gates Industrial Corp. plc	4		81	(1)	0.0	(g)
GE Vernova, Inc.	—	(h)	230	(9)	0.0	(g)
General Electric Co.	—	(h)	14	— (h)	0.0	(g)
General Motors Co.	1		47	— (h)	0.0	(g)
Gentex Corp.	2		48	(1)	0.0	(g)
Globe Life, Inc.	1		106	(1)	0.0	(g)
Group 1 Automotive, Inc.	—	(h)	11	— (h)	0.0	(g)
Halozyme Therapeutics, Inc.	—	(h)	15	1	0.0	(g)
Hamilton Lane, Inc.	—	(h)	10	— (h)	0.0	(g)
Hanover Insurance Group, Inc. (The)	—	(h)	30	(1)	0.0	(g)
Hartford Insurance Group, Inc. (The)	3		442	(3)	0.0	(g)
HEICO Corp.	—	(h)	122	5	0.0	(g)
HF Sinclair Corp.	2		78	(3)	0.0	(g)
Honeywell International, Inc.	—	(h)	9	— (h)	0.0	(g)
Houlihan Lokey, Inc.	—	(h)	15	— (h)	0.0	(g)
Hubbell, Inc.	—	(h)	71	— (h)	0.0	(g)
Huntington Bancshares, Inc./OH	—	(h)	9	— (h)	0.0	(g)
Illinois Tool Works, Inc.	—	(h)	111	(5)	0.0	(g)
Illumina, Inc.	—	(h)	11	— (h)	0.0	(g)
Installed Building Products, Inc.	—	(h)	24	(1)	0.0	(g)
Interactive Brokers Group, Inc.	—	(h)	25	1	0.0	(g)
Invitation Homes, Inc.	2		63	2	0.0	(g)
Ionis Pharmaceuticals, Inc.	—	(h)	11	— (h)	0.0	(g)
ITT, Inc.	—	(h)	49	— (h)	0.0	(g)
Jabil, Inc.	—	(h)	38	1	0.0	(g)
Jefferies Financial Group, Inc.	—	(h)	6	— (h)	0.0	(g)

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2025	SIX CIRCLES TRUST	431

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2025 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

REFERENCE ENTITY	SHARES		NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
Long Positions — continued
Common Stocks — continued

United States — continued
Johnson Controls International plc	3		361	9		0.0	(g)
Keysight Technologies, Inc.	3		614	(13)		0.0	(g)
Kimco Realty Corp.	1		21	—	(h)	0.0	(g)
Kirby Corp.	1		108	—	(h)	0.0	(g)
Knight-Swift Transportation Holdings, Inc.	7		379	(7)		0.0	(g)
Kratos Defense & Security Solutions, Inc.	1		60	1		0.0	(g)
Kroger Co. (The)	2		145	—	(h)	0.0	(g)
Kyndryl Holdings, Inc.	—	(h)	10	—	(h)	0.0	(g)
L3Harris Technologies, Inc.	—	(h)	7	—	(h)	0.0	(g)
Labcorp Holdings, Inc.	—	(h)	32	(1)		0.0	(g)
Las Vegas Sands Corp.	—	(h)	14	—	(h)	0.0	(g)
Lear Corp.	1		76	(1)		0.0	(g)
Lennar Corp.	1		57	(6)		0.0	(g)
Liberty Media Corp-Liberty Formula One	2		144	6		0.0	(g)
Linde plc	—	(h)	35	1		0.0	(g)
Lithia Motors, Inc.	—	(h)	34	(1)		0.0	(g)
Louisiana-Pacific Corp.	—	(h)	22	(1)		0.0	(g)
Lumentum Holdings, Inc.	—	(h)	44	5		0.0	(g)
Lyft, Inc.	1		13	—	(h)	0.0	(g)
Manhattan Associates, Inc.	—	(h)	24	—	(h)	0.0	(g)
MasTec, Inc.	3		603	(8)		0.0	(g)
Mastercard, Inc.	2		928	3		0.0	(g)
McKesson Corp.	1		871	(3)		0.0	(g)
Meritage Homes Corp.	1		80	(5)		0.0	(g)
MetLife, Inc.	6		489	(22)		0.0	(g)
Mettler-Toledo International, Inc.	—	(h)	21	—	(h)	0.0	(g)
MGIC Investment Corp.	12		352	1		0.0	(g)
MGM Resorts International	3		116	(3)		0.0	(g)
Micron Technology, Inc.	—	(h)	26	5		0.0	(g)
Mid-America Apartment Communities, Inc.	—	(h)	5	—	(h)	0.0	(g)
Molina Healthcare, Inc.	—	(h)	12	—	(h)	0.0	(g)
Moody’s Corp.	1		490	23		0.0	(g)
Mosaic Co. (The)	—	(h)	8	—	(h)	0.0	(g)
Motorola Solutions, Inc.	—	(h)	105	5		0.0	(g)
NNN REIT, Inc.	10		389	(8)		0.0	(g)
Northrop Grumman Corp.	—	(h)	21	—	(h)	0.0	(g)
NRG Energy, Inc.	—	(h)	22	—	(h)	0.0	(g)
Nucor Corp.	—	(h)	11	—	(h)	0.0	(g)
NVR, Inc.	—	(h)	30	(1)		0.0	(g)
Old Dominion Freight Line, Inc.	3		509	(2)		0.0	(g)
Ollie’s Bargain Outlet Holdings, Inc.	1		69	(2)		0.0	(g)
Onto Innovation, Inc.	—	(h)	75	1		0.0	(g)
Oshkosh Corp.	—	(h)	5	—	(h)	0.0	(g)
Otis Worldwide Corp.	2		149	(2)		0.0	(g)
Owens Corning	—	(h)	16	—	(h)	0.0	(g)
Parker-Hannifin Corp.	—	(h)	20	—	(h)	0.0	(g)
Paycom Software, Inc.	—	(h)	20	—	(h)	0.0	(g)
Penske Automotive Group, Inc.	—	(h)	11	(1)		0.0	(g)
PepsiCo., Inc.	—	(h)	7	—	(h)	0.0	(g)
Performance Food Group Co.	—	(h)	5	—	(h)	0.0	(g)
Pfizer, Inc.	1		15	(1)		0.0	(g)
PG&E Corp.	2		30	1		0.0	(g)

SEE NOTES TO FINANCIAL STATEMENTS.

432	SIX CIRCLES TRUST	DECEMBER 31, 2025

REFERENCE ENTITY	SHARES		NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
Long Positions — continued
Common Stocks — continued

United States — continued
Philip Morris International, Inc.	—	(h)	12	—	(h)	0.0	(g)
Pilgrim’s Pride Corp.	1		23	—	(h)	0.0	(g)
Pinnacle West Capital Corp.	2		156	1		0.0	(g)
PJT Partners, Inc.	—	(h)	24	—	(h)	0.0	(g)
Pool Corp.	—	(h)	25	—	(h)	0.0	(g)
PPG Industries, Inc.	5		503	(6)		0.0	(g)
Principal Financial Group, Inc.	7		644	(17)		0.0	(g)
Procter & Gamble Co. (The)	1		174	(2)		0.0	(g)
Progressive Corp. (The)	—	(h)	24	(1)		0.0	(g)
Prudential Financial, Inc.	1		91	(4)		0.0	(g)
Quest Diagnostics, Inc.	—	(h)	26	(2)		0.0	(g)
RBC Bearings, Inc.	—	(h)	13	—	(h)	0.0	(g)
Reddit, Inc.	1		216	11		0.0	(g)
Regal Rexnord Corp.	—	(h)	31	(2)		0.0	(g)
Regions Financial Corp.	—	(h)	9	—	(h)	0.0	(g)
Reliance, Inc.	—	(h)	27	—	(h)	0.0	(g)
ResMed, Inc.	—	(h)	61	(3)		0.0	(g)
Revvity, Inc.	—	(h)	30	—	(h)	0.0	(g)
ROBLOX Corp.	3		268	(18)		0.0	(g)
Rockwell Automation, Inc.	—	(h)	11	—	(h)	0.0	(g)
Roku, Inc.	—	(h)	21	—	(h)	0.0	(g)
RPM International, Inc.	—	(h)	4	—	(h)	0.0	(g)
RTX Corp.	—	(h)	25	—	(h)	0.0	(g)
Rubrik, Inc.	2		136	(6)		0.0	(g)
Salesforce, Inc.	—	(h)	51	2		0.0	(g)
Sandisk Corp	—	(h)	13	1		0.0	(g)
SBA Communications Corp.	—	(h)	13	—	(h)	0.0	(g)
Seagate Technology Holdings plc	—	(h)	15	(1)		0.0	(g)
SEI Investments Co.	—	(h)	40	—	(h)	0.0	(g)
ServiceTitan, Inc.	—	(h)	15	1		0.0	(g)
Simon Property Group, Inc.	2		303	2		0.0	(g)
SiTime Corp.	—	(h)	105	(3)		0.0	(g)
Skyworks Solutions, Inc.	1		33	(1)		0.0	(g)
SLB Ltd.	3		113	(2)		0.0	(g)
Sprouts Farmers Market, Inc.	—	(h)	12	—	(h)	0.0	(g)
SS&C Technologies Holdings, Inc.	—	(h)	14	—	(h)	0.0	(g)
State Street Corp.	—	(h)	7	—	(h)	0.0	(g)
Stifel Financial Corp.	—	(h)	14	—	(h)	0.0	(g)
Sysco Corp.	—	(h)	18	—	(h)	0.0	(g)
Tapestry, Inc.	—	(h)	18	1		0.0	(g)
Target Corp.	—	(h)	19	—	(h)	0.0	(g)
Taylor Morrison Home Corp.	—	(h)	7	—	(h)	0.0	(g)
Tetra Tech, Inc.	—	(h)	13	—	(h)	0.0	(g)
Texas Roadhouse, Inc.	1		234	(5)		0.0	(g)
Textron, Inc.	6		559	(5)		0.0	(g)
Thor Industries, Inc.	—	(h)	25	—	(h)	0.0	(g)
TJX Cos., Inc. (The)	4		690	(14)		0.0	(g)
T-Mobile US, Inc.	—	(h)	8	—	(h)	0.0	(g)
Toll Brothers, Inc.	1		185	(7)		0.0	(g)
Toro Co. (The)	—	(h)	13	1		0.0	(g)
Trade Desk, Inc. (The)	1		29	1		0.0	(g)
Trimble, Inc.	—	(h)	6	—	(h)	0.0	(g)
Twilio, Inc.	—	(h)	8	—	(h)	0.0	(g)
Uber Technologies, Inc.	—	(h)	6	—	(h)	0.0	(g)

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2025	SIX CIRCLES TRUST	433

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2025 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

REFERENCE ENTITY	SHARES		NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)
Long Positions — continued
Common Stocks — continued

United States — continued
United Therapeutics Corp.	—	(h)	247	(6)	0.0	(g)
Universal Display Corp.	1		131	(3)	0.0	(g)
Urban Outfitters, Inc.	—	(h)	12	(1)	0.0	(g)
US Bancorp	1		32	— (h)	0.0	(g)
Valero Energy Corp.	1		230	(4)	0.0	(g)
Vaxcyte, Inc.	—	(h)	12	— (h)	0.0	(g)
Veeva Systems, Inc.	—	(h)	11	— (h)	0.0	(g)
Veralto Corp.	—	(h)	32	(1)	0.0	(g)
Verisk Analytics, Inc.	1		285	7	0.0	(g)
Vertiv Holdings Co.	—	(h)	5	— (h)	0.0	(g)
Virtu Financial, Inc.	3		98	— (h)	0.0	(g)
Vistra Corp.	—	(h)	17	(1)	0.0	(g)
Vulcan Materials Co.	1		398	(15)	0.0	(g)
Waste Management, Inc.	—	(h)	106	1	0.0	(g)
Waystar Holding Corp.	—	(h)	2	— (h)	0.0	(g)
WEC Energy Group, Inc.	—	(h)	36	— (h)	0.0	(g)
Westlake Corp.	1		58	— (h)	0.0	(g)
Woodward, Inc.	—	(h)	108	1	0.0	(g)
WP Carey, Inc.	7		439	(9)	0.0	(g)
XPO, Inc.	1		89	(7)	0.0	(g)
Xylem, Inc./NY	1		148	(2)	0.0	(g)
Zoetis, Inc.	—	(h)	16	1	0.0	(g)

Total Long Positions of Total Return Swaps			31,527	(170)	0.0	(g)

Total of Long and Short Positions of Total Return Swaps			(4,234)	218	0.0	(g)

COUNTERPARTY	Description	TERMINATION DATE	NOTIONAL VALUE (1)	NET UNREALIZED APPRECIATION/ (DEPRECIATION) ($) (2)	NET CASH AND OTHER RECEIVABLES/ PAYABLES ($)	VALUE ($)
Goldman Sachs International	The Fund receives a return on portfolio of long and short equity positions and pays or receives one day FEDEF on long positions and short positions respectively, plus or minus spread (rates range from 0.3% to 0.3%) which is denominated in USD based on the local currencies of the positions within the swap	08/19/2026	62	(1)	—	(1)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)
Long Positions
Common Stocks
Hong Kong
Hongkong Land Holdings Ltd.	2	14	— (h)	0.0	(g)
Jardine Matheson Holdings Ltd.	1	48	(1)	0.0	(g)

Total Long Positions of Total Return Swaps		62	(1)	0.0	(g)

Total of Long and Short Positions of Total Return Swaps		62	(1)	0.0	(g)

SEE NOTES TO FINANCIAL STATEMENTS.

434	SIX CIRCLES TRUST	DECEMBER 31, 2025

COUNTERPARTY	Description	TERMINATION DATE	NOTIONAL VALUE (1)	NET UNREALIZED APPRECIATION/ (DEPRECIATION) ($) (2)	NET CASH AND OTHER RECEIVABLES/ PAYABLES ($)	VALUE ($)
Morgan Stanley & Co.	The Fund receives a return on portfolio of long and short equity positions and pays or receives one day RBA on long positions and short positions respectively, plus or minus spread (rates range from -0.4% to 0.29%) which is denominated in AUD based on the local currencies of the positions within the swap	09/15/2027	34	(3)	(3)	(6)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
Short Positions
Common Stocks
Australia
ALS Ltd.	(2)	(51)	—	(h)	0.0	(g)
ANZ Group Holdings Ltd.	(8)	(303)	—	(h)	0.0	(g)
APA Group	(3)	(28)	1		0.0	(g)
ASX Ltd.	(3)	(167)	1		0.0	(g)
BlueScope Steel Ltd.	(6)	(136)	—	(h)	0.0	(g)
Brambles Ltd.	(5)	(124)	—	(h)	0.0	(g)
CAR Group Ltd.	(5)	(142)	—	(h)	0.0	(g)
Dexus	(4)	(32)	1		0.0	(g)
Genesis Minerals Ltd.	(30)	(218)	1		0.0	(g)
Lynas Rare Earths Ltd.	(2)	(20)	—	(h)	0.0	(g)
Medibank Pvt Ltd.	(2)	(10)	—	(h)	0.0	(g)
NEXTDC Ltd.	(1)	(18)	—	(h)	0.0	(g)
Northern Star Resources Ltd.	(5)	(133)	1		0.0	(g)
Origin Energy Ltd.	(23)	(258)	(3)		0.0	(g)
Pilbara Minerals Ltd.	(31)	(124)	(4)		0.0	(g)
Ramelius Resources Ltd.	(11)	(45)	—	(h)	0.0	(g)
Rio Tinto Ltd.	(6)	(875)	(9)		0.0	(g)
Scentre Group	(86)	(361)	—	(h)	0.0	(g)
SGH Ltd.	(3)	(142)	1		0.0	(g)
Sigma Healthcare Ltd.	(65)	(191)	—	(h)	0.0	(g)
Stockland	(12)	(74)	2		0.0	(g)
Telix Pharmaceuticals Ltd.	(3)	(33)	1		0.0	(g)
Transurban Group	(1)	(11)	—	(h)	0.0	(g)
Vicinity Ltd.	(46)	(116)	(1)		0.0	(g)
Washington H Soul Pattinson & Co. Ltd.	— (h)	(11)	—	(h)	0.0	(g)
Westpac Banking Corp.	—	—	—		0.0	(g)
WiseTech Global Ltd.	(3)	(231)	(3)		0.0	(g)
Woolworths Group Ltd.	(4)	(109)	—	(h)	0.0	(g)

Finland
Cochlear Ltd.	(2)	(392)	—	(h)	0.0	(g)

New Zealand
a2 Milk Co. Ltd./The	(2)	(18)	—	(h)	0.0	(g)

Total Short Positions of Total Return Swaps		(4,373)	(11)		0.0	(g)

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2025	SIX CIRCLES TRUST	435

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2025 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

REFERENCE ENTITY	SHARES		NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)

Long Positions
Common Stocks
Australia
Ampol Ltd.	4		114	—	(h)	0.0	(g)
Aristocrat Leisure Ltd.	1		79	—	(h)	0.0	(g)
Aurizon Holdings Ltd.	32		115	1		0.0	(g)
Coles Group Ltd.	2		52	—	(h)	0.0	(g)
Computershare Ltd.	2		57	—	(h)	0.0	(g)
Evolution Mining Ltd.	1		15	—	(h)	0.0	(g)
Fortescue Ltd.	5		103	(1)		0.0	(g)
GPT Group (The)	2		13	—	(h)	0.0	(g)
HUB24 Ltd.	—	(h)	38	—	(h)	0.0	(g)
Insurance Australia Group Ltd.	3		20	—	(h)	0.0	(g)
JB Hi-Fi Ltd.	2		225	—	(h)	0.0	(g)
Lottery Corp. Ltd. (The)	63		328	(2)		0.0	(g)
Macquarie Group Ltd.	1		155	—	(h)	0.0	(g)
Mineral Resources Ltd.	1		28	(1)		0.0	(g)
Mirvac Group	52		109	(1)		0.0	(g)
Orica Ltd.	6		140	(2)		0.0	(g)
Pro Medicus Ltd.	2		487	(2)		0.0	(g)
Qantas Airways Ltd.	5		51	—	(h)	0.0	(g)
QBE Insurance Group Ltd.	40		787	5		0.0	(g)
REA Group Ltd.	1		121	—	(h)	0.0	(g)
Regis Resources Ltd.	1		10	—	(h)	0.0	(g)
Sandfire Resources Ltd.	5		93	1		0.0	(g)
Santos Ltd.	13		79	1		0.0	(g)
SEEK Ltd.	3		68	(1)		0.0	(g)
Sonic Healthcare Ltd.	2		41	—	(h)	0.0	(g)
Suncorp Group Ltd.	18		321	1		0.0	(g)
Technology One Ltd.	4		104	(1)		0.0	(g)
Treasury Wine Estates Ltd.	14		70	3		0.0	(g)
Wesfarmers Ltd.	—	(h)	3	—	(h)	0.0	(g)
Woodside Energy Group Ltd.	18		425	7		0.0	(g)
Worley Ltd.	11		139	—	(h)	0.0	(g)

Finland
Nordea Bank Abp	—	(h)	17	—	(h)	0.0	(g)

Total Long Positions of Total Return Swaps			4,407	8		0.0	(g)

Total of Long and Short Positions of Total Return Swaps			34	(3)		0.0	(g)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE (1)	NET UNREALIZED APPRECIATION/ (DEPRECIATION) ($) (2)		NET CASH AND OTHER RECEIVABLES/ PAYABLES ($)	VALUE ($)
Morgan Stanley & Co.	The Fund receives a return on portfolio of long and short equity positions and pays or receives one day RBA on long positions and short positions respectively, plus or minus spread (rates range from -5.25% to 0.27%) which is denominated in AUD based on the local currencies of the positions within the swap	09/20/2027	(113)	—	(h)	14	14

SEE NOTES TO FINANCIAL STATEMENTS.

436	SIX CIRCLES TRUST	DECEMBER 31, 2025

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
Short Positions
Common Stocks
Australia
AGL Energy Ltd.	(6)	(60)	—	(h)	0.0	(g)
Ampol Ltd.	(1)	(30)	—	(h)	0.0	(g)
Aristocrat Leisure Ltd.	(1)	(35)	—	(h)	0.0	(g)
Bellevue Gold Ltd.	(23)	(39)	—	(h)	0.0	(g)
BHP Group Ltd.	(1)	(46)	—	(h)	0.0	(g)
Boss Energy Ltd.	(51)	(74)	—	(h)	0.0	(g)
Domino’s Pizza Enterprises Ltd.	(6)	(130)	—	(h)	0.0	(g)
DroneShield Ltd.	(27)	(84)	—	(h)	0.0	(g)
Endeavour Group Ltd.	(10)	(38)	—	(h)	0.0	(g)
Evolution Mining Ltd.	(12)	(150)	—	(h)	0.0	(g)
Flight Centre Travel Group Ltd.	(3)	(42)	—	(h)	0.0	(g)
Genesis Minerals Ltd.	(16)	(120)	—	(h)	0.0	(g)
Greatland Resources Ltd.	(1)	(12)	—	(h)	0.0	(g)
IDP Education Ltd.	(22)	(127)	—	(h)	0.0	(g)
IGO Ltd.	(4)	(33)	—	(h)	0.0	(g)
Iluka Resources Ltd.	(29)	(167)	—	(h)	0.0	(g)
Liontown Ltd.	(19)	(30)	—	(h)	0.0	(g)
Lottery Corp. Ltd. (The)	(4)	(19)	—	(h)	0.0	(g)
Lynas Rare Earths Ltd.	(8)	(95)	—	(h)	0.0	(g)
Mineral Resources Ltd.	(7)	(370)	—	(h)	0.0	(g)
National Australia Bank Ltd.	—	—	—		0.0	(g)
NEXTDC Ltd.	(2)	(24)	—	(h)	0.0	(g)
Northern Star Resources Ltd.	(5)	(123)	—	(h)	0.0	(g)
Paladin Energy Ltd.	(26)	(248)	—	(h)	0.0	(g)
Pilbara Minerals Ltd.	(88)	(370)	—	(h)	0.0	(g)
Ramsay Health Care Ltd.	(1)	(23)	—	(h)	0.0	(g)
Reece Ltd.	(5)	(63)	—	(h)	0.0	(g)
Rio Tinto Ltd.	(1)	(159)	—	(h)	0.0	(g)
Sandfire Resources Ltd.	— (h)	(9)	—	(h)	0.0	(g)
Scentre Group	(13)	(53)	—	(h)	0.0	(g)
SGH Ltd.	(1)	(27)	—	(h)	0.0	(g)
Sigma Healthcare Ltd.	(60)	(176)	—	(h)	0.0	(g)
Steadfast Group Ltd.	(7)	(36)	—	(h)	0.0	(g)
Telix Pharmaceuticals Ltd.	(14)	(160)	—	(h)	0.0	(g)
Transurban Group	(1)	(18)	—	(h)	0.0	(g)
Treasury Wine Estates Ltd.	(11)	(59)	—	(h)	0.0	(g)
Vicinity Ltd.	(15)	(37)	—	(h)	0.0	(g)
Washington H Soul Pattinson & Co. Ltd.	(2)	(63)	—	(h)	0.0	(g)
Westgold Resources Ltd.	(10)	(64)	—	(h)	0.0	(g)
Woolworths Group Ltd.	(4)	(104)	—	(h)	0.0	(g)
Yancoal Australia Ltd.	(6)	(31)	—	(h)	0.0	(g)
Zip Co. Ltd.	(34)	(113)	—	(h)	0.0	(g)

Finland
Nordea Bank Abp	— (h)	(15)	—	(h)	0.0	(g)

Ireland
James Hardie Industries plc	(17)	(528)	—	(h)	0.0	(g)

Switzerland
Amcor plc	(18)	(222)	—	(h)	0.0	(g)

United States
Block, Inc.	— (h)	(37)	—	(h)	0.0	(g)

Total Short Positions of Total Return Swaps		(4,463)	—	(h)	0.0	(g)

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2025	SIX CIRCLES TRUST	437

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2025 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

REFERENCE ENTITY	SHARES		NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)

Long Positions
Common Stocks
Australia
APA Group	4		34	—	(h)	0.0	(g)
ASX Ltd.	1		40	—	(h)	0.0	(g)
Atlas Arteria Ltd.	3		14	—	(h)	0.0	(g)
Bank of Queensland Ltd.	2		11	—	(h)	0.0	(g)
BlueScope Steel Ltd.	1		33	—	(h)	0.0	(g)
Brambles Ltd.	2		46	—	(h)	0.0	(g)
Capricorn Metals Ltd.	1		20	—	(h)	0.0	(g)
Challenger Ltd.	1		14	—	(h)	0.0	(g)
Charter Hall Group	2		50	—	(h)	0.0	(g)
Coles Group Ltd.	6		133	—	(h)	0.0	(g)
Commonwealth Bank of Australia	3		456	—	(h)	0.0	(g)
Computershare Ltd.	5		173	—	(h)	0.0	(g)
Fortescue Ltd.	2		44	—	(h)	0.0	(g)
Goodman Group	—	(h)	7	—	(h)	0.0	(g)
GPT Group (The)	13		73	—	(h)	0.0	(g)
Insurance Australia Group Ltd.	11		89	—	(h)	0.0	(g)
JB Hi-Fi Ltd.	1		71	—	(h)	0.0	(g)
Macquarie Group Ltd.	2		396	—	(h)	0.0	(g)
Medibank Pvt Ltd.	3		14	—	(h)	0.0	(g)
Mirvac Group	18		36	—	(h)	0.0	(g)
Netwealth Group Ltd.	—	(h)	12	—	(h)	0.0	(g)
Orica Ltd.	3		61	—	(h)	0.0	(g)
Origin Energy Ltd.	3		40	—	(h)	0.0	(g)
Perseus Mining Ltd.	9		51	—	(h)	0.0	(g)
Pinnacle Investment Management Group Ltd.	2		33	—	(h)	0.0	(g)
Pro Medicus Ltd.	—	(h)	14	—	(h)	0.0	(g)
Qantas Airways Ltd.	5		55	—	(h)	0.0	(g)
QBE Insurance Group Ltd.	9		185	—	(h)	0.0	(g)
Ramelius Resources Ltd.	11		46	—	(h)	0.0	(g)
REA Group Ltd.	—	(h)	49	—	(h)	0.0	(g)
Regis Resources Ltd.	4		32	—	(h)	0.0	(g)
Santos Ltd.	21		131	—	(h)	0.0	(g)
Sonic Healthcare Ltd.	1		28	—	(h)	0.0	(g)
South32 Ltd.	54		193	—	(h)	0.0	(g)
Suncorp Group Ltd.	12		205	—	(h)	0.0	(g)
Vault Minerals Ltd.	5		29	—	(h)	0.0	(g)
Wesfarmers Ltd.	2		155	—	(h)	0.0	(g)
Westpac Banking Corp.	13		517	—	(h)	0.0	(g)
WiseTech Global Ltd.	1		52	—	(h)	0.0	(g)
Woodside Energy Group Ltd.	8		193	—	(h)	0.0	(g)
Worley Ltd.	3		38	—	(h)	0.0	(g)

Finland
Nordea Bank Abp	—	(h)	68	—	(h)	0.0	(g)

New Zealand
a2 Milk Co. Ltd./The	6		52	—	(h)	0.0	(g)
Fisher & Paykel Healthcare Corp. Ltd.	1		20	—	(h)	0.0	(g)
Xero Ltd.	1		139	—	(h)	0.0	(g)

United States
Life360, Inc.	1		32	—	(h)	0.0	(g)
Newmont Corp.	—	(h)	55	—	(h)	0.0	(g)
ResMed, Inc.	3		111	—	(h)	0.0	(g)

Total Long Positions of Total Return Swaps			4,350	—	(h)	0.0	(g)

Total of Long and Short Positions of Total Return Swaps			(113)	—	(h)	0.0	(g)

SEE NOTES TO FINANCIAL STATEMENTS.

438	SIX CIRCLES TRUST	DECEMBER 31, 2025

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE (1)	NET UNREALIZED APPRECIATION/ (DEPRECIATION) ($) (2)		NET CASH AND OTHER RECEIVABLES/ PAYABLES ($)	VALUE ($)
Morgan Stanley & Co.	The Fund receives a return on portfolio of long and short equity positions and pays or receives one day DISC on long positions and short positions respectively, plus or minus spread (rates range from -2.04% to 0.2%) which is denominated in CAD based on the local currencies of the positions within the swap	09/21/2027	(4,785)	—	(h)	(19)	(19)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
Short Positions
Common Stocks
Canada
Air Canada	(3)	(66)	—	(h)	0.0	(g)
Algonquin Power & Utilities Corp.	(4)	(30)	—	(h)	0.0	(g)
Alimentation Couche-Tard, Inc.	(1)	(84)	—	(h)	0.0	(g)
Allied Properties Real Estate Investment Trust	(1)	(8)	—	(h)	0.0	(g)
Aritzia, Inc.	— (h)	(26)	—	(h)	0.0	(g)
AtkinsRealis Group, Inc.	(1)	(116)	—	(h)	0.0	(g)
Aya Gold & Silver, Inc.	(2)	(45)	—	(h)	0.0	(g)
B2Gold Corp.	(13)	(82)	—	(h)	0.0	(g)
Baytex Energy Corp.	(17)	(75)	—	(h)	0.0	(g)
BCE, Inc.	(5)	(151)	—	(h)	0.0	(g)
Bombardier, Inc.	(1)	(158)	—	(h)	0.0	(g)
Boralex, Inc.	(1)	(30)	—	(h)	0.0	(g)
Brookfield Corp.	(4)	(242)	—	(h)	0.0	(g)
CAE, Inc.	(1)	(23)	—	(h)	0.0	(g)
Canadian Pacific Kansas City Ltd.	(5)	(525)	—	(h)	0.0	(g)
Capstone Copper Corp.	(7)	(91)	—	(h)	0.0	(g)
CCL Industries, Inc.	(1)	(70)	—	(h)	0.0	(g)
CGI, Inc.	(1)	(113)	—	(h)	0.0	(g)
Colliers International Group, Inc.	— (h)	(43)	—	(h)	0.0	(g)
Descartes Systems Group, Inc. (The)	— (h)	(30)	—	(h)	0.0	(g)
Discovery Silver Corp.	(5)	(46)	—	(h)	0.0	(g)
Dollarama, Inc.	(1)	(127)	—	(h)	0.0	(g)
DPM Metals, Inc.	(1)	(31)	—	(h)	0.0	(g)
Element Fleet Management Corp.	(2)	(78)	—	(h)	0.0	(g)
Equinox Gold Corp.	(4)	(84)	—	(h)	0.0	(g)
ERO Copper Corp.	— (h)	(12)	—	(h)	0.0	(g)
Finning International, Inc.	— (h)	(25)	—	(h)	0.0	(g)
First Quantum Minerals Ltd.	(2)	(65)	—	(h)	0.0	(g)
FirstService Corp.	— (h)	(40)	—	(h)	0.0	(g)
Freehold Royalties Ltd.	(3)	(40)	—	(h)	0.0	(g)
G Mining Ventures Corp.	(3)	(109)	—	(h)	0.0	(g)
Gibson Energy, Inc.	(1)	(25)	—	(h)	0.0	(g)
Gildan Activewear, Inc.	(1)	(91)	—	(h)	0.0	(g)
goeasy Ltd.	— (h)	(10)	—	(h)	0.0	(g)
Great-West Lifeco, Inc.	(1)	(55)	—	(h)	0.0	(g)
Hudbay Minerals, Inc.	(2)	(57)	—	(h)	0.0	(g)
Ivanhoe Mines Ltd.	(16)	(243)	—	(h)	0.0	(g)
K92 Mining, Inc.	(1)	(26)	—	(h)	0.0	(g)

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2025	SIX CIRCLES TRUST	439

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2025 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
Short Positions — continued
Common Stocks — continued
Canada — continued
Keyera Corp.	(1)	(25)	—	(h)	0.0	(g)
Lundin Gold, Inc.	(1)	(135)	—	(h)	0.0	(g)
Lundin Mining Corp.	(1)	(37)	—	(h)	0.0	(g)
NexGen Energy Ltd.	(6)	(81)	—	(h)	0.0	(g)
OceanaGold Corp.	— (h)	(10)	—	(h)	0.0	(g)
Open Text Corp.	(2)	(100)	—	(h)	0.0	(g)
OR Royalties, Inc.	— (h)	(7)	—	(h)	0.0	(g)
Orla Mining Ltd.	(2)	(31)	—	(h)	0.0	(g)
Peyto Exploration & Development Corp.	(3)	(62)	—	(h)	0.0	(g)
PrairieSky Royalty Ltd.	(1)	(15)	—	(h)	0.0	(g)
Premium Brands Holdings Corp.	— (h)	(11)	—	(h)	0.0	(g)
Quebecor, Inc.	(2)	(114)	—	(h)	0.0	(g)
Rogers Communications, Inc.	(7)	(342)	—	(h)	0.0	(g)
Saputo, Inc.	(1)	(24)	—	(h)	0.0	(g)
Secure Waste Infrastructure Corp.	(1)	(22)	—	(h)	0.0	(g)
South Bow Corp.	(3)	(122)	—	(h)	0.0	(g)
Sun Life Financial, Inc.	(1)	(65)	—	(h)	0.0	(g)
TELUS Corp.	(2)	(27)	—	(h)	0.0	(g)
Thomson Reuters Corp.	(1)	(97)	—	(h)	0.0	(g)
Torex Gold Resources, Inc.	(1)	(45)	—	(h)	0.0	(g)
Toromont Industries Ltd.	— (h)	(28)	—	(h)	0.0	(g)
Tourmaline Oil Corp.	(3)	(164)	—	(h)	0.0	(g)
TransAlta Corp.	(1)	(15)	—	(h)	0.0	(g)
Vermilion Energy, Inc.	(2)	(21)	—	(h)	0.0	(g)
West Fraser Timber Co. Ltd.	— (h)	(37)	—	(h)	0.0	(g)
Whitecap Resources, Inc.	(9)	(106)	—	(h)	0.0	(g)

United States
Energy Fuels, Inc.	(1)	(21)	—	(h)	0.0	(g)

Total Short Positions of Total Return Swaps		(4,936)	—	(h)	0.0	(g)

Long Positions
Common Stocks
Canada
Cenovus Energy, Inc.	7	151	—	(h)	0.0	(g)

Total Long Positions of Total Return Swaps		151	—	(h)	0.0	(g)

Total of Long and Short Positions of Total Return Swaps		(4,785)	—	(h)	0.0	(g)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE (1)	NET UNREALIZED APPRECIATION/ (DEPRECIATION) ($) (2)		NET CASH AND OTHER RECEIVABLES/ PAYABLES ($)	VALUE ($)
Morgan Stanley & Co.	The Fund receives a return on portfolio of long and short equity positions and pays or receives one day DISC on long positions and short positions respectively, plus or minus spread (rates range from 0.2% to 0.2%) which is denominated in CAD based on the local currencies of the positions within the swap	09/17/2027	6,215	—	(h)	23	23

SEE NOTES TO FINANCIAL STATEMENTS.

440	SIX CIRCLES TRUST	DECEMBER 31, 2025

REFERENCE ENTITY	SHARES		NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
Long Positions
Common Stocks
Canada
AltaGas Ltd.	1		25	—	(h)	0.0	(g)
Atco Ltd.	—	(h)	26	—	(h)	0.0	(g)
Athabasca Oil Corp.	3		20	—	(h)	0.0	(g)
Bank of Montreal	2		280	—	(h)	0.0	(g)
Bank of Nova Scotia (The)	3		349	—	(h)	0.0	(g)
Canadian Apartment Properties REIT	—	(h)	10	—	(h)	0.0	(g)
Canadian Imperial Bank of Commerce	2		302	—	(h)	0.0	(g)
Canadian National Railway Co.	—	(h)	10	—	(h)	0.0	(g)
Canadian Tire Corp. Ltd.	—	(h)	8	—	(h)	0.0	(g)
Canadian Utilities Ltd.	1		32	—	(h)	0.0	(g)
Centerra Gold, Inc.	1		20	—	(h)	0.0	(g)
Constellation Software, Inc./Canada	—	(h)	162	—	(h)	0.0	(g)
Emera, Inc.	—	(h)	19	—	(h)	0.0	(g)
Empire Co. Ltd.	—	(h)	14	—	(h)	0.0	(g)
Fairfax Financial Holdings Ltd.	—	(h)	118	—	(h)	0.0	(g)
Fortis, Inc.	1		53	—	(h)	0.0	(g)
Franco-Nevada Corp.	—	(h)	47	—	(h)	0.0	(g)
George Weston Ltd.	—	(h)	33	—	(h)	0.0	(g)
Hydro One Ltd.	1		33	—	(h)	0.0	(g)
iA Financial Corp., Inc.	—	(h)	13	—	(h)	0.0	(g)
IGM Financial, Inc.	—	(h)	9	—	(h)	0.0	(g)
Imperial Oil Ltd.	1		131	—	(h)	0.0	(g)
Kinaxis, Inc.	—	(h)	12	—	(h)	0.0	(g)
Loblaw Cos. Ltd.	3		162	—	(h)	0.0	(g)
Magna International, Inc.	1		62	—	(h)	0.0	(g)
Manulife Financial Corp.	16		819	—	(h)	0.0	(g)
MDA Space Ltd.	—	(h)	10	—	(h)	0.0	(g)
Methanex Corp.	—	(h)	11	—	(h)	0.0	(g)
Metro, Inc./CN	—	(h)	33	—	(h)	0.0	(g)
Nutrien Ltd.	1		98	—	(h)	0.0	(g)
Pembina Pipeline Corp.	2		82	—	(h)	0.0	(g)
Power Corp. of Canada	2		160	—	(h)	0.0	(g)
RioCan Real Estate Investment Trust	1		18	—	(h)	0.0	(g)
Royal Bank of Canada	3		782	—	(h)	0.0	(g)
Suncor Energy, Inc.	16		987	—	(h)	0.0	(g)
TC Energy Corp.	4		275	—	(h)	0.0	(g)
TMX Group Ltd.	—	(h)	21	—	(h)	0.0	(g)
Toronto-Dominion Bank (The)	7		876	—	(h)	0.0	(g)
Wheaton Precious Metals Corp.	—	(h)	16	—	(h)	0.0	(g)
WSP Global, Inc.	—	(h)	16	—	(h)	0.0	(g)

United States
Brookfield Asset Management Ltd.	1		61	—	(h)	0.0	(g)

Total Long Positions of Total Return Swaps			6,215	—	(h)	0.0	(g)

Total of Long and Short Positions of Total Return Swaps			6,215	—	(h)	0.0	(g)

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2025	SIX CIRCLES TRUST	441

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2025 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE (1)	NET UNREALIZED APPRECIATION/ (DEPRECIATION) ($) (2)	NET CASH AND OTHER RECEIVABLES/ PAYABLES ($)	VALUE ($)
Morgan Stanley & Co.	The Fund receives a return on portfolio of long and short equity positions and pays or receives one day DISC on long positions and short positions respectively, plus or minus spread (rates range from -1.34% to 0.2%) which is denominated in CAD based on the local currencies of the positions within the swap	09/14/2027	9,082	(4)	(8)	(12)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
Short Positions
Common Stocks
Canada
Algonquin Power & Utilities Corp.	(37)	(318)	2		0.0	(g)
AltaGas Ltd.	(12)	(486)	(4)		0.0	(g)
ARC Resources Ltd.	(8)	(210)	(2)		0.0	(g)
Aris Mining Corp.	(1)	(16)	—	(h)	0.0	(g)
Bank of Montreal	— (h)	(36)	—	(h)	0.0	(g)
Bank of Nova Scotia (The)	— (h)	(20)	—	(h)	0.0	(g)
Bombardier, Inc.	(4)	(1,026)	11		0.0	(g)
CAE, Inc.	(2)	(74)	1		0.0	(g)
Canadian Imperial Bank of Commerce	(1)	(94)	1		0.0	(g)
Canadian National Railway Co.	— (h)	(13)	—	(h)	0.0	(g)
Canadian Utilities Ltd.	(4)	(156)	(2)		0.0	(g)
Cenovus Energy, Inc.	(4)	(82)	(1)		0.0	(g)
Discovery Silver Corp.	(2)	(17)	1		0.0	(g)
Enbridge, Inc.	(7)	(424)	(6)		0.0	(g)
Equinox Gold Corp.	(80)	(1,633)	69		0.0	(g)
G Mining Ventures Corp.	(1)	(24)	1		0.0	(g)
GFL Environmental, Inc.	(6)	(373)	1		0.0	(g)
Gildan Activewear, Inc.	(14)	(1,253)	13		0.0	(g)
Great-West Lifeco, Inc.	(1)	(60)	—	(h)	0.0	(g)
iA Financial Corp., Inc.	(1)	(234)	1		0.0	(g)
Ivanhoe Mines Ltd.	(35)	(540)	(4)		0.0	(g)
Methanex Corp.	(6)	(343)	7		0.0	(g)
National Bank of Canada	— (h)	(59)	1		0.0	(g)
Novagold Resources, Inc.	(4)	(50)	3		0.0	(g)
Nutrien Ltd.	(2)	(183)	2		0.0	(g)
Pembina Pipeline Corp.	(7)	(335)	(6)		0.0	(g)
Peyto Exploration & Development Corp.	(5)	(104)	—	(h)	0.0	(g)
Power Corp. of Canada	(11)	(823)	5		0.0	(g)
Restaurant Brands International, Inc.	(1)	(138)	3		0.0	(g)
Saputo, Inc.	— (h)	(11)	—	(h)	0.0	(g)
Secure Waste Infrastructure Corp.	(6)	(103)	1		0.0	(g)
Shopify, Inc.	(4)	(831)	32		0.0	(g)
South Bow Corp.	(2)	(62)	—	(h)	0.0	(g)
TC Energy Corp.	(9)	(649)	3		0.0	(g)
Torex Gold Resources, Inc.	(1)	(77)	3		0.0	(g)
Whitecap Resources, Inc.	(108)	(1,221)	(16)		0.0	(g)

SEE NOTES TO FINANCIAL STATEMENTS.

442	SIX CIRCLES TRUST	DECEMBER 31, 2025

REFERENCE ENTITY	SHARES		NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)
Short Positions — continued
Common Stocks — continued
United States
Energy Fuels, Inc.	(2)		(33)	1	0.0	(g)
Galaxy Digital, Inc.	—	(h)	(12)	1	0.0	(g)

Total Short Positions of Total Return Swaps			(12,123)	122	0.0	(g)

Long Positions
Common Stocks
Canada
Agnico Eagle Mines Ltd.	—	(h)	74	(3)	0.0	(g)
Air Canada	22		442	(9)	0.0	(g)
Alamos Gold, Inc.	9		484	(17)	0.0	(g)
Aritzia, Inc.	10		1,156	(7)	0.0	(g)
AtkinsRealis Group, Inc.	—	(h)	22	— (h)	0.0	(g)
Cameco Corp.	1		112	— (h)	0.0	(g)
Canadian Apartment Properties REIT	9		315	1	0.0	(g)
Capital Power Corp.	5		274	(2)	0.0	(g)
CCL Industries, Inc.	1		111	— (h)	0.0	(g)
Celestica, Inc.	—	(h)	73	(2)	0.0	(g)
CGI, Inc.	13		1,610	(14)	0.0	(g)
Colliers International Group, Inc.	—	(h)	40	— (h)	0.0	(g)
Constellation Software, Inc./Canada	—	(h)	20	— (h)	0.0	(g)
Descartes Systems Group, Inc. (The)	1		67	(1)	0.0	(g)
Dollarama, Inc.	5		1,102	3	0.0	(g)
DPM Metals, Inc.	2		100	(2)	0.0	(g)
Eldorado Gold Corp.	1		64	(2)	0.0	(g)
Fairfax Financial Holdings Ltd.	—	(h)	386	7	0.0	(g)
First Quantum Minerals Ltd.	5		164	2	0.0	(g)
Fortis, Inc./Canada	12		871	9	0.0	(g)
George Weston Ltd.	1		67	— (h)	0.0	(g)
Hudbay Minerals, Inc.	3		84	— (h)	0.0	(g)
IGM Financial, Inc.	1		49	(1)	0.0	(g)
Imperial Oil Ltd.	1		66	1	0.0	(g)
Intact Financial Corp.	—	(h)	41	— (h)	0.0	(g)
Kinross Gold Corp.	5		221	(7)	0.0	(g)
Loblaw Cos. Ltd.	1		69	— (h)	0.0	(g)
Lundin Gold, Inc.	—	(h)	44	(2)	0.0	(g)
Magna International, Inc.	16		1,210	(18)	0.0	(g)
Manulife Financial Corp.	4		208	(1)	0.0	(g)
Metro, Inc./CN	13		1,322	4	0.0	(g)
Northland Power, Inc.	19		343	3	0.0	(g)
OceanaGold Corp.	11		421	(8)	0.0	(g)
Quebecor, Inc.	3		149	— (h)	0.0	(g)
RioCan Real Estate Investment Trust	12		220	1	0.0	(g)
Stantec, Inc.	2		323	— (h)	0.0	(g)
Sun Life Financial, Inc.	1		104	— (h)	0.0	(g)
Suncor Energy, Inc.	31		1,824	42	0.0	(g)
TELUS Corp.	5		95	3	0.0	(g)
TFI International, Inc.	3		436	(9)	0.0	(g)
Thomson Reuters Corp.	7		1,235	(9)	0.0	(g)
TMX Group Ltd.	16		862	(1)	0.0	(g)
TransAlta Corp.	4		73	1	0.0	(g)
Triple Flag Precious Metals Corp.	3		158	(5)	0.0	(g)
Wheaton Precious Metals Corp.	1		242	(7)	0.0	(g)

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2025	SIX CIRCLES TRUST	443

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2025 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)
Long Positions — continued
Common Stocks — continued
United Kingdom
Endeavour Mining plc	26	1,907	(47)	0.0	(g)

United States
Brookfield Infrastructure Corp.	31	1,945	(29)	0.0	(g)

Total Long Positions of Total Return Swaps		21,205	(126)	0.0	(g)

Total of Long and Short Positions of Total Return Swaps		9,082	(4)	0.0	(g)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE (1)	NET UNREALIZED APPRECIATION/ (DEPRECIATION) ($) (2)	NET CASH AND OTHER RECEIVABLES/ PAYABLES ($)	VALUE ($)
Morgan Stanley & Co.	The Fund receives a return on portfolio of long and short equity positions and pays or receives one day SARON on long positions and short positions respectively, plus or minus spread (rates range from -0.26% to 0.26%) which is denominated in CHF based on the local currencies of the positions within the swap	09/15/2027	(1,838)	(13)	—	(13)

REFERENCE ENTITY	SHARES		NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
Short Positions
Common Stocks
Switzerland
Alcon AG	—	(h)	(26)	—	(h)	0.0	(g)
Avolta AG	—	(h)	(11)	—	(h)	0.0	(g)
Banque Cantonale Vaudoise	—	(h)	(24)	—	(h)	0.0	(g)
Belimo Holding AG	—	(h)	(13)	—	(h)	0.0	(g)
Galderma Group AG	—	(h)	(5)	—	(h)	0.0	(g)
Geberit AG	—	(h)	(107)	—	(h)	0.0	(g)
Givaudan SA	—	(h)	(235)	(2)		0.0	(g)
Kuehne + Nagel International AG	—	(h)	(12)	—	(h)	0.0	(g)
Sandoz Group AG	(9)		(502)	5		0.0	(g)
Straumann Holding AG	(1)		(100)	1		0.0	(g)
Swiss Life Holding AG	(1)		(1,204)	(5)		0.0	(g)
Swiss Prime Site AG	(2)		(265)	(4)		0.0	(g)
Swiss Re AG	(2)		(230)	(2)		0.0	(g)
Swisscom AG	(1)		(707)	(12)		0.0	(g)
VAT Group AG	—	(h)	(34)	—	(h)	0.0	(g)

Total Short Positions of Total Return Swaps			(3,475)	(19)		0.0	(g)

Long Positions
Common Stocks
Switzerland
ABB Ltd.	14		842	7		0.0	(g)
Accelleron Industries AG	1		61	(1)		0.0	(g)
Barry Callebaut AG	—	(h)	23	1		0.0	(g)
Chocoladefabriken Lindt & Spruengli AG	—	(h)	105	(1)		0.0	(g)
EMS-Chemie Holding AG	—	(h)	5	—	(h)	0.0	(g)
Holcim AG	1		62	—	(h)	0.0	(g)

SEE NOTES TO FINANCIAL STATEMENTS.

444	SIX CIRCLES TRUST	DECEMBER 31, 2025

REFERENCE ENTITY	SHARES		NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
Long Positions — continued
Common Stocks — continued
Switzerland — continued
Julius Baer Group Ltd.	3		159	(1)		0.0	(g)
Partners Group Holding AG	—	(h)	5	—	(h)	0.0	(g)
PSP Swiss Property AG	—	(h)	17	—	(h)	0.0	(g)
Schindler Holding AG	—	(h)	50	—	(h)	0.0	(g)
SGS SA	—	(h)	9	—	(h)	0.0	(g)
Sika AG	—	(h)	51	—	(h)	0.0	(g)
Sonova Holding AG	1		154	–	(h)	0.0	(g)
Swissquote Group Holding SA	—	(h)	4	—	(h)	0.0	(g)
UBS Group AG	2		90	1		0.0	(g)

Total Long Positions of Total Return Swaps			1,637	6		0.0	(g)

Total of Long and Short Positions of Total Return Swaps			(1,838)	(13)		0.0	(g)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE (1)	NET UNREALIZED APPRECIATION/ (DEPRECIATION) ($) (2)		NET CASH AND OTHER RECEIVABLES/ PAYABLES ($)	VALUE ($)
Morgan Stanley & Co.	The Fund receives a return on portfolio of long and short equity positions and pays or receives one day SARON on long positions and short positions respectively, plus or minus spread (rates range from -3.94% to 0.23%) which is denominated in CHF based on the local currencies of the positions within the swap	09/22/2027	(5,655)	–	(h)	—	–	(h)

REFERENCE ENTITY	SHARES		NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
Short Positions
Common Stocks
Austria
ams-OSRAM AG	(2)		(18)	–	(h)	0.0	(g)

Switzerland
Adecco Group AG	(2)		(40)	–	(h)	0.0	(g)
Alcon AG	(8)		(502)	–	(h)	0.0	(g)
Allreal Holding AG	—	(h)	(16)	–	(h)	0.0	(g)
ALSO Holding AG	—	(h)	(14)	–	(h)	0.0	(g)
Amrize Ltd.	(12)		(528)	–	(h)	0.0	(g)
Aryzta AG	—	(h)	(8)	–	(h)	0.0	(g)
Avolta AG	—	(h)	(9)	–	(h)	0.0	(g)
Bachem Holding AG	(2)		(117)	–	(h)	0.0	(g)
Banque Cantonale Vaudoise	(1)		(60)	–	(h)	0.0	(g)
Barry Callebaut AG	—	(h)	(397)	–	(h)	0.0	(g)
BKW AG	—	(h)	(66)	–	(h)	0.0	(g)
Bossard Holding AG	—	(h)	(6)	–	(h)	0.0	(g)
Bucher Industries AG	—	(h)	(15)	–	(h)	0.0	(g)
Cembra Money Bank AG	—	(h)	(19)	–	(h)	0.0	(g)
Clariant AG	(12)		(89)	–	(h)	0.0	(g)
DocMorris AG	(3)		(16)	–	(h)	0.0	(g)
Dottikon Es Holding AG	—	(h)	(3)	–	(h)	0.0	(g)

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2025	SIX CIRCLES TRUST	445

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2025 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
Short Positions — continued
Common Stocks — continued
Switzerland — continued
EFG International AG	(4)	(73)	—	(h)	0.0	(g)
Emmi AG	— (h)	(23)	—	(h)	0.0	(g)
Flughafen Zurich AG	— (h)	(113)	—	(h)	0.0	(g)
Forbo Holding AG	— (h)	(13)	—	(h)	0.0	(g)
Galderma Group AG	(3)	(465)	—	(h)	0.0	(g)
Galenica AG	— (h)	(24)	—	(h)	0.0	(g)
Givaudan SA	— (h)	(296)	—	(h)	0.0	(g)
Helvetia Holding AG	— (h)	(34)	—	(h)	0.0	(g)
Idorsia Ltd.	(17)	(72)	—	(h)	0.0	(g)
Implenia AG	— (h)	(36)	—	(h)	0.0	(g)
Julius Baer Group Ltd.	(7)	(418)	—	(h)	0.0	(g)
Komax Holding AG	— (h)	(3)	—	(h)	0.0	(g)
Kuehne + Nagel International AG	(3)	(432)	—	(h)	0.0	(g)
Kuros Biosciences AG	(1)	(41)	—	(h)	0.0	(g)
Lonza Group AG	(1)	(425)	—	(h)	0.0	(g)
Medacta Group SA	— (h)	(7)	—	(h)	0.0	(g)
Mobimo Holding AG	— (h)	(22)	—	(h)	0.0	(g)
Montana Aerospace AG	(1)	(33)	—	(h)	0.0	(g)
Nestle SA	(22)	(1,770)	—	(h)	0.0	(g)
OC Oerlikon Corp. AG Pfaffikon	(5)	(17)	—	(h)	0.0	(g)
Partners Group Holding AG	— (h)	(59)	—	(h)	0.0	(g)
PolyPeptide Group AG	— (h)	(2)	—	(h)	0.0	(g)
PSP Swiss Property AG	(1)	(127)	—	(h)	0.0	(g)
R&S Group Holding AG	(1)	(16)	—	(h)	0.0	(g)
Roche Holding AG	(3)	(1,109)	—	(h)	0.0	(g)
Sandoz Group AG	(6)	(374)	—	(h)	0.0	(g)
Schweiter Technologies AG	— (h)	(1)	—	(h)	0.0	(g)
SGS SA	(2)	(144)	—	(h)	0.0	(g)
Siegfried Holding AG	— (h)	(28)	—	(h)	0.0	(g)
SIG Group AG	(3)	(28)	—	(h)	0.0	(g)
Sika AG	(1)	(210)	—	(h)	0.0	(g)
SKAN Group AG	— (h)	(2)	—	(h)	0.0	(g)
Softwareone Holding AG	(3)	(24)	—	(h)	0.0	(g)
St Galler Kantonalbank AG	— (h)	(7)	—	(h)	0.0	(g)
Stadler Rail AG	— (h)	(5)	—	(h)	0.0	(g)
Straumann Holding AG	(3)	(317)	—	(h)	0.0	(g)
Sulzer AG	— (h)	(4)	—	(h)	0.0	(g)
Sunrise Communications AG	(1)	(29)	—	(h)	0.0	(g)
Swatch Group AG (The)	— (h)	(11)	—	(h)	0.0	(g)
Swiss Prime Site AG	(2)	(198)	—	(h)	0.0	(g)
Swiss Re AG	(4)	(560)	—	(h)	0.0	(g)
Swisscom AG	— (h)	(186)	—	(h)	0.0	(g)
Swissquote Group Holding SA	— (h)	(147)	—	(h)	0.0	(g)
Tecan Group AG	— (h)	(46)	—	(h)	0.0	(g)
Temenos AG	— (h)	(8)	—	(h)	0.0	(g)
UBS Group AG	(33)	(1,217)	—	(h)	0.0	(g)
VAT Group AG	(1)	(325)	—	(h)	0.0	(g)
Vontobel Holding AG	(1)	(50)	—	(h)	0.0	(g)
Ypsomed Holding AG	— (h)	(84)	—	(h)	0.0	(g)

Total Short Positions of Total Return Swaps		(11,558)	—	(h)	0.0	(g)

SEE NOTES TO FINANCIAL STATEMENTS.

446	SIX CIRCLES TRUST	DECEMBER 31, 2025

REFERENCE ENTITY	SHARES		NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)

Long Positions
Common Stocks
Switzerland
ABB Ltd.	9		557	—	(h)	0.0	(g)
Accelleron Industries AG	—	(h)	25	—	(h)	0.0	(g)
Basilea Pharmaceutica Ag Allschwil	1		37	—	(h)	0.0	(g)
Belimo Holding AG	—	(h)	5	—	(h)	0.0	(g)
Burckhardt Compression Holding AG	—	(h)	68	—	(h)	0.0	(g)
Burkhalter Holding AG	—	(h)	2	—	(h)	0.0	(g)
Chocoladefabriken Lindt & Spruengli AG	—	(h)	12	—	(h)	0.0	(g)
Cie Financiere Richemont SA	4		773	—	(h)	0.0	(g)
Comet Holding AG	—	(h)	21	—	(h)	0.0	(g)
Daetwyler Holding AG	—	(h)	4	—	(h)	0.0	(g)
DKSH Holding AG	—	(h)	19	—	(h)	0.0	(g)
dormakaba Holding AG	—	(h)	4	—	(h)	0.0	(g)
EMS-Chemie Holding AG	—	(h)	50	—	(h)	0.0	(g)
Holcim AG	8		621	—	(h)	0.0	(g)
Huber + Suhner AG	—	(h)	18	—	(h)	0.0	(g)
Inficon Holding AG	—	(h)	6	—	(h)	0.0	(g)
Interroll Holding AG	—	(h)	22	—	(h)	0.0	(g)
Kardex Holding AG	—	(h)	19	—	(h)	0.0	(g)
Logitech International SA	7		604	—	(h)	0.0	(g)
Mobilezone Holding AG	—	(h)	6	—	(h)	0.0	(g)
Novartis AG	13		1,473	—	(h)	0.0	(g)
Schindler Holding AG	1		325	—	(h)	0.0	(g)
Sensirion Holding AG	—	(h)	3	—	(h)	0.0	(g)
SFS Group AG	—	(h)	8	—	(h)	0.0	(g)
Swiss Life Holding AG	—	(h)	160	—	(h)	0.0	(g)
Vaudoise Assurances Holding SA	—	(h)	2	—	(h)	0.0	(g)
VZ Holding AG	—	(h)	40	—	(h)	0.0	(g)
Zurich Insurance Group AG	2		1,019	—	(h)	0.0	(g)

Total Long Positions of Total Return Swaps			5,903	—	(h)	0.0	(g)

Total of Long and Short Positions of Total Return Swaps			(5,655)	—	(h)	0.0	(g)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE (1)	NET UNREALIZED APPRECIATION/ (DEPRECIATION) ($) (2)		NET CASH AND OTHER RECEIVABLES/ PAYABLES ($)	VALUE ($)
Morgan Stanley & Co.	The Fund receives a return on portfolio of long and short equity positions and pays or receives one week CIBOR on long positions and short positions respectively, plus or minus spread (rates range from -0.38% to 0.25%) which is denominated in DKK based on the local currencies of the positions within the swap	09/22/2027	1,233	—	(h)	(4)	(4)

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2025	SIX CIRCLES TRUST	447

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2025 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

REFERENCE ENTITY	SHARES		NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
Short Positions
Common Stocks
Denmark
Ambu A/S	(2)		(185)	—	(h)	0.0	(g)
Coloplast A/S	(1)		(456)	—	(h)	0.0	(g)
DSV A/S	(7)		(10,908)	—	(h)	0.0	(g)
FLSmidth & Co. A/S	(1)		(252)	—	(h)	0.0	(g)
ISS A/S	(1)		(150)	—	(h)	0.0	(g)
Matas A/S	(1)		(86)	—	(h)	0.0	(g)
Netcompany Group A/S	(1)		(407)	—	(h)	0.0	(g)
NKT A/S	—	(h)	(375)	—	(h)	0.0	(g)
Novonesis Novozymes B	(8)		(3,402)	—	(h)	0.0	(g)
Orsted A/S	(5)		(646)	—	(h)	0.0	(g)
Royal Unibrew A/S	—	(h)	(202)	—	(h)	0.0	(g)
Zealand Pharma A/S	—	(h)	(87)	—	(h)	0.0	(g)

Total Short Positions of Total Return Swaps			(17,156)	—	(h)	0.0	(g)

Long Positions
Common Stocks
Denmark
Alm Brand A/S	1		14	—	(h)	0.0	(g)
AP Moller - Maersk A/S	—	(h)	1,552	—	(h)	0.0	(g)
Chemometec A/S	—	(h)	43	—	(h)	0.0	(g)
D/S Norden A/S	—	(h)	94	—	(h)	0.0	(g)
Danske Bank A/S	6		1,961	—	(h)	0.0	(g)
Demant A/S	1		138	—	(h)	0.0	(g)
Genmab A/S	3		6,571	—	(h)	0.0	(g)
Gubra A/S	—	(h)	80	—	(h)	0.0	(g)
Jyske Bank A/S	—	(h)	203	—	(h)	0.0	(g)
Novo Nordisk A/S	3		919	—	(h)	0.0	(g)
Pandora A/S	2		1,518	—	(h)	0.0	(g)
Ringkjoebing Landbobank A/S	—	(h)	311	—	(h)	0.0	(g)
ROCKWOOL A/S	—	(h)	87	—	(h)	0.0	(g)
Scandinavian Tobacco Group A/S	—	(h)	10	—	(h)	0.0	(g)
Schouw & Co. A/S	—	(h)	29	—	(h)	0.0	(g)
Sydbank A/S	1		293	—	(h)	0.0	(g)
Tryg A/S	1		160	—	(h)	0.0	(g)
Vestas Wind Systems A/S	25		4,378	—	(h)	0.0	(g)

United Kingdom
TORM plc	—	(h)	28	—	(h)	0.0	(g)

Total Long Positions of Total Return Swaps			18,389	—	(h)	0.0	(g)

Total of Long and Short Positions of Total Return Swaps			1,233	—	(h)	0.0	(g)

SEE NOTES TO FINANCIAL STATEMENTS.

448	SIX CIRCLES TRUST	DECEMBER 31, 2025

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE (1)	NET UNREALIZED APPRECIATION/ (DEPRECIATION) ($) (2)	NET CASH AND OTHER RECEIVABLES/ PAYABLES ($)	VALUE ($)
Morgan Stanley & Co.	The Fund receives a return on portfolio of long and short equity positions and pays or receives one day DESTR on long positions and short positions respectively, plus or minus spread (rates range from -0.26% to 0.26%) which is denominated in DKK based on the local currencies of the positions within the swap	09/15/2027	(6,651)	(21)	—	(21)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)
Short Positions
Common Stocks
Denmark
Carlsberg A/S	(1)	(577)	(1)	0.0	(g)
Danske Bank A/S	(20)	(6,200)	(15)	0.0	(g)
Demant A/S	(1)	(306)	(1)	0.0	(g)
DSV A/S	— (h)	(47)	— (h)	0.0	(g)
Novo Nordisk A/S	(1)	(222)	(2)	0.0	(g)
Novonesis Novozymes B	(6)	(2,286)	(6)	0.0	(g)
Orsted A/S	(1)	(119)	(1)	0.0	(g)
ROCKWOOL A/S	(1)	(289)	(1)	0.0	(g)

Total Short Positions of Total Return Swaps		(10,046)	(27)	0.0	(g)

Long Positions
Common Stocks
Denmark
AP Moller - Maersk A/S	— (h)	1,246	2	0.0	(g)
Coloplast A/S	— (h)	14	— (h)	0.0	(g)
Genmab A/S	— (h)	170	(1)	0.0	(g)
Pandora A/S	1	777	1	0.0	(g)
Tryg A/S	5	887	3	0.0	(g)
Vestas Wind Systems A/S	2	270	1	0.0	(g)
Zealand Pharma A/S	— (h)	31	— (h)	0.0	(g)

Total Long Positions of Total Return Swaps		3,395	6	0.0	(g)

Total of Long and Short Positions of Total Return Swaps		(6,651)	(21)	0.0	(g)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE (1)	NET UNREALIZED APPRECIATION/ (DEPRECIATION) ($) (2)		NET CASH AND OTHER RECEIVABLES/ PAYABLES ($)	VALUE ($)
Morgan Stanley & Co.	The Fund receives a return on portfolio of long and short equity positions and pays or receives one day €STER on long positions and short positions respectively, plus or minus spread (rates range from -5% to 0.23%) which is denominated in EUR based on the local currencies of the positions within the swap	09/22/2027	6,428	—	(h)	24	24

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2025	SIX CIRCLES TRUST	449

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2025 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
Short Positions
Common Stocks
Belgium
Anheuser-Busch InBev SA	(13)	(731)	—	(h)	0.0	(g)
Azelis Group NV	(8)	(74)	—	(h)	0.0	(g)
CMB Tech NV	(2)	(14)	—	(h)	0.0	(g)
Elia Group SA	(1)	(123)	—	(h)	0.0	(g)
Fagron	— (h)	(6)	—	(h)	0.0	(g)
Financiere de Tubize SA	— (h)	(10)	—	(h)	0.0	(g)
KBC Ancora	— (h)	(17)	—	(h)	0.0	(g)
KBC Group NV	(1)	(141)	—	(h)	0.0	(g)
Lotus Bakeries NV	— (h)	(47)	—	(h)	0.0	(g)
Melexis NV	— (h)	(20)	—	(h)	0.0	(g)
Montea NV	— (h)	(4)	—	(h)	0.0	(g)
Syensqo SA	(1)	(83)	—	(h)	0.0	(g)
Umicore SA	(8)	(148)	—	(h)	0.0	(g)
VGP NV	— (h)	(42)	—	(h)	0.0	(g)
Warehouses De Pauw CVA	(3)	(67)	—	(h)	0.0	(g)
X-Fab Silicon Foundries SE	(1)	(7)	—	(h)	0.0	(g)
Xior Student Housing NV	— (h)	(6)	—	(h)	0.0	(g)

Finland
Harvia OYJ	— (h)	(5)	—	(h)	0.0	(g)
Huhtamaki OYJ	(2)	(71)	—	(h)	0.0	(g)
Kesko OYJ	(1)	(22)	—	(h)	0.0	(g)
Metsa Board OYJ	(3)	(10)	—	(h)	0.0	(g)
Metso OYJ	(8)	(124)	—	(h)	0.0	(g)
Neste OYJ	— (h)	(6)	—	(h)	0.0	(g)
Nokian Renkaat OYJ	(5)	(49)	—	(h)	0.0	(g)
Outokumpu OYJ	(14)	(64)	—	(h)	0.0	(g)
Stora Enso OYJ	(10)	(107)	—	(h)	0.0	(g)
Terveystalo OYJ	— (h)	(2)	—	(h)	0.0	(g)
TietoEVRY OYJ	— (h)	(5)	—	(h)	0.0	(g)
Tokmanni Group Corp.	(2)	(16)	—	(h)	0.0	(g)
UPM-Kymmene OYJ	(2)	(46)	—	(h)	0.0	(g)
Vaisala OYJ	— (h)	(9)	—	(h)	0.0	(g)

France
Accor SA	(1)	(40)	—	(h)	0.0	(g)
Aeroports de Paris SA	(1)	(84)	—	(h)	0.0	(g)
Air France-KLM	(22)	(258)	—	(h)	0.0	(g)
Air Liquide SA	(4)	(703)	—	(h)	0.0	(g)
Airbus SE	(3)	(620)	—	(h)	0.0	(g)
Alstom SA	(15)	(372)	—	(h)	0.0	(g)
Ayvens SA	(5)	(55)	—	(h)	0.0	(g)
BioMerieux	— (h)	(28)	—	(h)	0.0	(g)
Capgemini SE	(2)	(328)	—	(h)	0.0	(g)
Christian Dior SE	— (h)	(3)	—	(h)	0.0	(g)
Cie de Saint-Gobain SA	(12)	(1,080)	—	(h)	0.0	(g)
Clariane SE	(9)	(34)	—	(h)	0.0	(g)
Elior Group SA	(6)	(16)	—	(h)	0.0	(g)
Elis SA	(5)	(110)	—	(h)	0.0	(g)
Engie SA	(4)	(99)	—	(h)	0.0	(g)
EssilorLuxottica SA	(2)	(411)	—	(h)	0.0	(g)
Exosens SAS	(1)	(72)	—	(h)	0.0	(g)
FDJ UNITED	(1)	(29)	—	(h)	0.0	(g)

SEE NOTES TO FINANCIAL STATEMENTS.

450	SIX CIRCLES TRUST	DECEMBER 31, 2025

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
Short Positions — continued
Common Stocks — continued
France — continued
Forvia SE	(8)	(110)	—	(h)	0.0	(g)
Gecina SA	— (h)	(8)	—	(h)	0.0	(g)
Inventiva SACA	(2)	(7)	—	(h)	0.0	(g)
Kering SA	(1)	(450)	—	(h)	0.0	(g)
LISI SA	— (h)	(8)	—	(h)	0.0	(g)
Medincell SA	(1)	(13)	—	(h)	0.0	(g)
Mersen SA	(1)	(14)	—	(h)	0.0	(g)
Opmobility	— (h)	(3)	—	(h)	0.0	(g)
OVH Groupe SA	(1)	(7)	—	(h)	0.0	(g)
Pernod Ricard SA	(2)	(153)	—	(h)	0.0	(g)
Remy Cointreau SA	(1)	(51)	—	(h)	0.0	(g)
Rexel SA	(4)	(125)	—	(h)	0.0	(g)
Sartorius Stedim Biotech	(1)	(259)	—	(h)	0.0	(g)
Schneider Electric SE	(1)	(171)	—	(h)	0.0	(g)
SEB SA	— (h)	(11)	—	(h)	0.0	(g)
SMCP SA	(1)	(7)	—	(h)	0.0	(g)
Societe Generale SA	(9)	(651)	—	(h)	0.0	(g)
Sodexo SA	(3)	(138)	—	(h)	0.0	(g)
SOITEC	(2)	(39)	—	(h)	0.0	(g)
Sopra Steria Group	— (h)	(7)	—	(h)	0.0	(g)
Trigano SA	— (h)	(20)	—	(h)	0.0	(g)
Virbac SACA	— (h)	(3)	—	(h)	0.0	(g)
Viridien	— (h)	(38)	—	(h)	0.0	(g)

Germany
adidas AG	(4)	(646)	—	(h)	0.0	(g)
AIXTRON SE	(7)	(130)	—	(h)	0.0	(g)
Auto1 Group SE	(5)	(148)	—	(h)	0.0	(g)
BASF SE	(7)	(319)	—	(h)	0.0	(g)
Bayer AG	(11)	(409)	—	(h)	0.0	(g)
Bayerische Motoren Werke AG	(1)	(68)	—	(h)	0.0	(g)
Bechtle AG	(2)	(73)	—	(h)	0.0	(g)
Brenntag SE	(5)	(234)	—	(h)	0.0	(g)
Carl Zeiss Meditec AG	(1)	(41)	—	(h)	0.0	(g)
Daimler Truck Holding AG	(6)	(206)	—	(h)	0.0	(g)
Deutsche Post AG	(3)	(163)	—	(h)	0.0	(g)
Deutsche Telekom AG	(31)	(848)	—	(h)	0.0	(g)
Deutz AG	(2)	(15)	—	(h)	0.0	(g)
Douglas AG	— (h)	(5)	—	(h)	0.0	(g)
E.ON SE	(16)	(255)	—	(h)	0.0	(g)
Elmos Semiconductor SE	— (h)	(7)	—	(h)	0.0	(g)
Energiekontor AG	— (h)	(4)	—	(h)	0.0	(g)
Evonik Industries AG	(2)	(28)	—	(h)	0.0	(g)
Evotec SE	(12)	(64)	—	(h)	0.0	(g)
Fraport AG Frankfurt Airport Services Worldwide	(1)	(88)	—	(h)	0.0	(g)
Fresenius Medical Care AG	(3)	(134)	—	(h)	0.0	(g)
Fresenius SE & Co. KGaA	(8)	(387)	—	(h)	0.0	(g)
Gerresheimer AG	(6)	(172)	—	(h)	0.0	(g)
GRENKE AG	— (h)	(3)	—	(h)	0.0	(g)
HOCHTIEF AG	(1)	(179)	—	(h)	0.0	(g)
Hypoport SE	— (h)	(8)	—	(h)	0.0	(g)
Infineon Technologies AG	(42)	(1,582)	—	(h)	0.0	(g)
Jenoptik AG	(1)	(28)	—	(h)	0.0	(g)
Kloeckner & Co. SE	(1)	(6)	—	(h)	0.0	(g)

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2025	SIX CIRCLES TRUST	451

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2025 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
Short Positions — continued
Common Stocks — continued
Germany — continued
LANXESS AG	— (h)	(8)	—	(h)	0.0	(g)
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	— (h)	(9)	—	(h)	0.0	(g)
Nagarro SE	— (h)	(12)	—	(h)	0.0	(g)
Norma Group SE	(1)	(10)	—	(h)	0.0	(g)
Porsche Automobil Holding SE	(4)	(147)	—	(h)	0.0	(g)
Puma SE	(14)	(316)	—	(h)	0.0	(g)
PVA TePla AG	— (h)	— (h)	—	(h)	0.0	(g)
RENK Group AG	(3)	(140)	—	(h)	0.0	(g)
Rheinmetall AG	(1)	(1,419)	—	(h)	0.0	(g)
RWE AG	(24)	(1,089)	—	(h)	0.0	(g)
Salzgitter AG	(1)	(33)	—	(h)	0.0	(g)
Sartorius AG	(1)	(162)	—	(h)	0.0	(g)
Schaeffler AG	(3)	(27)	—	(h)	0.0	(g)
Siemens Healthineers AG	(3)	(132)	—	(h)	0.0	(g)
Siltronic AG	(1)	(65)	—	(h)	0.0	(g)
Stabilus SE	(1)	(13)	—	(h)	0.0	(g)
SUSS MicroTec SE	(1)	(45)	—	(h)	0.0	(g)
Symrise AG	(8)	(536)	—	(h)	0.0	(g)
TAG Immobilien AG	(12)	(156)	—	(h)	0.0	(g)
TeamViewer SE	(4)	(22)	—	(h)	0.0	(g)
Traton SE	(2)	(69)	—	(h)	0.0	(g)
TUI AG	(14)	(124)	—	(h)	0.0	(g)
United Internet AG	— (h)	(11)	—	(h)	0.0	(g)
Volkswagen AG	— (h)	(48)	—	(h)	0.0	(g)
Vonovia SE	(1)	(22)	—	(h)	0.0	(g)
Vossloh AG	— (h)	(14)	—	(h)	0.0	(g)
Wacker Chemie AG	(1)	(89)	—	(h)	0.0	(g)

Greece
Metlen Energy & Metals plc	(1)	(22)	—	(h)	0.0	(g)

Italy
Amplifon SpA	(1)	(16)	—	(h)	0.0	(g)
Brunello Cucinelli SpA	— (h)	(11)	—	(h)	0.0	(g)
Davide Campari-Milano NV	(20)	(112)	—	(h)	0.0	(g)
Prysmian SpA	(7)	(589)	—	(h)	0.0	(g)
Sanlorenzo SpA/Ameglia	— (h)	(8)	—	(h)	0.0	(g)
Technoprobe SpA	(4)	(46)	—	(h)	0.0	(g)

Luxembourg
APERAM SA	(3)	(92)	—	(h)	0.0	(g)
ArcelorMittal SA	(22)	(860)	—	(h)	0.0	(g)
CVC Capital Partners plc	(5)	(74)	—	(h)	0.0	(g)
Eurofins Scientific SE	(3)	(214)	—	(h)	0.0	(g)

Netherlands
Aalberts NV	(2)	(56)	—	(h)	0.0	(g)
ABN AMRO Bank NV	(8)	(230)	—	(h)	0.0	(g)
Akzo Nobel NV	(3)	(169)	—	(h)	0.0	(g)
AMG Critical Materials NV	(1)	(34)	—	(h)	0.0	(g)
ASM International NV	(1)	(347)	—	(h)	0.0	(g)
Basic-Fit NV	(1)	(34)	—	(h)	0.0	(g)
Corbion NV	— (h)	(7)	—	(h)	0.0	(g)
CTP NV	(2)	(35)	—	(h)	0.0	(g)
EXOR NV	(1)	(44)	—	(h)	0.0	(g)
Ferrovial SE	(3)	(147)	—	(h)	0.0	(g)

SEE NOTES TO FINANCIAL STATEMENTS.

452	SIX CIRCLES TRUST	DECEMBER 31, 2025

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
Short Positions — continued
Common Stocks — continued
Netherlands — continued
Flow Traders Ltd.	(1)	(19)	—	(h)	0.0	(g)
Heineken Holding NV	(1)	(79)	—	(h)	0.0	(g)
Heineken NV	(4)	(305)	—	(h)	0.0	(g)
IMCD NV	(4)	(310)	—	(h)	0.0	(g)
Koninklijke Philips NV	(12)	(272)	—	(h)	0.0	(g)
Randstad NV	— (h)	(14)	—	(h)	0.0	(g)
Stellantis NV	(62)	(587)	—	(h)	0.0	(g)
TKH Group NV	(1)	(43)	—	(h)	0.0	(g)
Van Lanschot Kempen NV	(1)	(54)	—	(h)	0.0	(g)

Poland
InPost SA	(20)	(210)	—	(h)	0.0	(g)

Portugal
Banco Comercial Portugues SA	(132)	(118)	—	(h)	0.0	(g)
EDP SA	(80)	(313)	—	(h)	0.0	(g)
Jeronimo Martins SGPS SA	(6)	(116)	—	(h)	0.0	(g)
Mota-Engil SGPS SA	(32)	(159)	—	(h)	0.0	(g)
Navigator Co. SA/The	(1)	(4)	—	(h)	0.0	(g)

Spain
Acciona SA	(1)	(106)	—	(h)	0.0	(g)
Acerinox SA	(9)	(114)	—	(h)	0.0	(g)
Banco Santander SA	(31)	(311)	—	(h)	0.0	(g)
Cellnex Telecom SA	(21)	(581)	—	(h)	0.0	(g)
CIE Automotive SA	— (h)	(11)	—	(h)	0.0	(g)
Corp. ACCIONA Energias Renovables SA	(1)	(13)	—	(h)	0.0	(g)
EDP Renovaveis SA	(20)	(239)	—	(h)	0.0	(g)
Fluidra SA	(2)	(38)	—	(h)	0.0	(g)
Gestamp Automocion SA	(1)	(2)	—	(h)	0.0	(g)
Grenergy Renovables SA	(1)	(126)	—	(h)	0.0	(g)
Industria de Diseno Textil SA	(13)	(747)	—	(h)	0.0	(g)
Pharma Mar SA	— (h)	(8)	—	(h)	0.0	(g)
Puig Brands SA	(4)	(62)	—	(h)	0.0	(g)
Sacyr SA	(8)	(31)	—	(h)	0.0	(g)
Solaria Energia y Medio Ambiente SA	(16)	(290)	—	(h)	0.0	(g)
Tecnicas Reunidas SA	— (h)	(10)	—	(h)	0.0	(g)

Switzerland
STMicroelectronics NV	(10)	(216)	—	(h)	0.0	(g)

United Kingdom
Allfunds Group Plc	(3)	(28)	—	(h)	0.0	(g)

Total Short Positions of Total Return Swaps		(28,362)	—	(h)	0.0	(g)

Long Positions
Common Stocks
Belgium
Ackermans & van Haaren NV	— (h)	38	—	(h)	0.0	(g)
Aedifica SA	1	38	—	(h)	0.0	(g)
Ageas SA	2	99	—	(h)	0.0	(g)
Barco NV	1	16	—	(h)	0.0	(g)
Bekaert SA	1	28	—	(h)	0.0	(g)
Colruyt Group N.V	1	17	—	(h)	0.0	(g)

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2025	SIX CIRCLES TRUST	453

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2025 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

REFERENCE ENTITY	SHARES		NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)

Long Positions — continued
Common Stocks — continued
Belgium — continued
D’ieteren Group	—	(h)	45	—	(h)	0.0	(g)
Galapagos NV	—	(h)	13	—	(h)	0.0	(g)
Gimv NV	—	(h)	3	—	(h)	0.0	(g)
Proximus SADP	1		5	—	(h)	0.0	(g)
Solvay SA	1		25	—	(h)	0.0	(g)
UCB SA	4		906	—	(h)	0.0	(g)

Finland
Hiab OYJ	1		30	—	(h)	0.0	(g)
Kemira OYJ	—	(h)	8	—	(h)	0.0	(g)
Kone OYJ	5		320	—	(h)	0.0	(g)
Konecranes OYJ	2		148	—	(h)	0.0	(g)
Mandatum OYJ	7		49	—	(h)	0.0	(g)
Nokia OYJ	113		627	—	(h)	0.0	(g)
Orion OYJ	1		47	—	(h)	0.0	(g)
QT Group OYJ	1		25	—	(h)	0.0	(g)
Sampo OYJ	33		337	—	(h)	0.0	(g)
Wartsila OYJ Abp	12		378	—	(h)	0.0	(g)

France
Alten SA	—	(h)	22	—	(h)	0.0	(g)
Amundi SA	2		121	—	(h)	0.0	(g)
ARGAN SA	—	(h)	8	—	(h)	0.0	(g)
AXA SA	20		800	—	(h)	0.0	(g)
Beneteau SACA	—	(h)	4	—	(h)	0.0	(g)
BNP Paribas SA	4		302	—	(h)	0.0	(g)
Bollore SE	9		41	—	(h)	0.0	(g)
Bouygues SA	13		593	—	(h)	0.0	(g)
Bureau Veritas SA	15		417	—	(h)	0.0	(g)
Carmila SA	1		13	—	(h)	0.0	(g)
Carrefour SA	13		179	—	(h)	0.0	(g)
Cie des Alpes	—	(h)	3	—	(h)	0.0	(g)
Cie Generale des Etablissements Michelin SCA	3		83	—	(h)	0.0	(g)
Coface SA	2		34	—	(h)	0.0	(g)
Covivio SA	1		55	—	(h)	0.0	(g)
Danone SA	3		245	—	(h)	0.0	(g)
Derichebourg SA	1		5	—	(h)	0.0	(g)
Eiffage SA	—	(h)	59	—	(h)	0.0	(g)
Esso SA Francaise	—	(h)	4	—	(h)	0.0	(g)
Eurazeo SE	—	(h)	18	—	(h)	0.0	(g)
Exail Technologies SA	—	(h)	17	—	(h)	0.0	(g)
Gaztransport Et Technigaz SA	3		451	—	(h)	0.0	(g)
Getlink SE	4		65	—	(h)	0.0	(g)
Hermes International SCA	—	(h)	656	—	(h)	0.0	(g)
ICADE	—	(h)	7	—	(h)	0.0	(g)
Imerys SA	1		12	—	(h)	0.0	(g)
Ipsen SA	—	(h)	50	—	(h)	0.0	(g)
IPSOS SA	1		29	—	(h)	0.0	(g)
JCDecaux SE	1		22	—	(h)	0.0	(g)
Kaufman & Broad SA	—	(h)	10	—	(h)	0.0	(g)
Klepierre SA	9		296	—	(h)	0.0	(g)
LVMH Moet Hennessy Louis Vuitton SE	1		361	—	(h)	0.0	(g)
Metropole Television SA	1		17	—	(h)	0.0	(g)

SEE NOTES TO FINANCIAL STATEMENTS.

454	SIX CIRCLES TRUST	DECEMBER 31, 2025

REFERENCE ENTITY	SHARES		NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)

Long Positions — continued
Common Stocks — continued
France — continued
Nexans SA	1		178	—	(h)	0.0	(g)
Planisware SA	—	(h)	12	—	(h)	0.0	(g)
Pluxee NV	—	(h)	5	—	(h)	0.0	(g)
Publicis Groupe SA	2		140	—	(h)	0.0	(g)
Rubis SCA	1		37	—	(h)	0.0	(g)
Safran SA	3		879	—	(h)	0.0	(g)
Sanofi SA	9		763	—	(h)	0.0	(g)
SCOR SE	3		89	—	(h)	0.0	(g)
Societe BIC SA	—	(h)	18	—	(h)	0.0	(g)
SPIE SA	2		87	—	(h)	0.0	(g)
Technip Energies NV	6		199	—	(h)	0.0	(g)
Teleperformance SE	2		108	—	(h)	0.0	(g)
Television Francaise 1 SA	2		17	—	(h)	0.0	(g)
Thales SA	7		1,583	—	(h)	0.0	(g)
Ubisoft Entertainment SA	7		44	—	(h)	0.0	(g)
Valeo SE	—	(h)	5	—	(h)	0.0	(g)
Vallourec SACA	1		14	—	(h)	0.0	(g)
Veolia Environnement SA	6		191	—	(h)	0.0	(g)
Vicat SACA	—	(h)	10	—	(h)	0.0	(g)
Vivendi SE	42		99	—	(h)	0.0	(g)
VusionGroup	—	(h)	40	—	(h)	0.0	(g)

Germany
Allianz SE	—	(h)	84	—	(h)	0.0	(g)
AlzChem Group AG	—	(h)	36	—	(h)	0.0	(g)
Atoss Software SE	—	(h)	39	—	(h)	0.0	(g)
Aumovio SE	—	(h)	9	—	(h)	0.0	(g)
Beiersdorf AG	1		84	—	(h)	0.0	(g)
Bilfinger SE	1		142	—	(h)	0.0	(g)
CANCOM SE	—	(h)	5	—	(h)	0.0	(g)
Commerzbank AG	12		421	—	(h)	0.0	(g)
CTS Eventim AG & Co. KGaA	—	(h)	31	—	(h)	0.0	(g)
Delivery Hero SE	4		88	—	(h)	0.0	(g)
Deutsche Bank AG	3		95	—	(h)	0.0	(g)
Deutsche Boerse AG	3		746	—	(h)	0.0	(g)
Deutsche Lufthansa AG	58		491	—	(h)	0.0	(g)
Deutsche Pfandbriefbank AG	2		6	—	(h)	0.0	(g)
Draegerwerk AG & Co. KGaA	—	(h)	7	—	(h)	0.0	(g)
Duerr AG	—	(h)	7	—	(h)	0.0	(g)
DWS Group GmbH & Co. KGaA	1		51	—	(h)	0.0	(g)
Eckert & Ziegler SE	1		19	—	(h)	0.0	(g)
Fielmann Group AG	—	(h)	13	—	(h)	0.0	(g)
flatexDEGIRO AG	7		239	—	(h)	0.0	(g)
Freenet AG	7		206	—	(h)	0.0	(g)
Friedrich Vorwerk Group SE	—	(h)	20	—	(h)	0.0	(g)
FUCHS SE	2		67	—	(h)	0.0	(g)
GEA Group AG	3		190	—	(h)	0.0	(g)
GFT Technologies SE	—	(h)	7	—	(h)	0.0	(g)
Hannover Rueck SE	1		376	—	(h)	0.0	(g)
Hapag-Lloyd AG	—	(h)	6	—	(h)	0.0	(g)
Heidelberg Materials AG	2		537	—	(h)	0.0	(g)
HelloFresh SE	9		53	—	(h)	0.0	(g)
Henkel AG & Co. KGaA	2		127	—	(h)	0.0	(g)

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2025	SIX CIRCLES TRUST	455

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2025 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

REFERENCE ENTITY	SHARES		NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)

Long Positions — continued
Common Stocks — continued
Germany — continued
Hornbach Holding AG & Co. KGaA	—	(h)	5	—	(h)	0.0	(g)
HUGO BOSS AG	3		104	—	(h)	0.0	(g)
IONOS Group SE	1		15	—	(h)	0.0	(g)
Jungheinrich AG	2		71	—	(h)	0.0	(g)
K+S AG	3		38	—	(h)	0.0	(g)
Knorr-Bremse AG	1		137	—	(h)	0.0	(g)
Krones AG	—	(h)	6	—	(h)	0.0	(g)
LEG Immobilien SE	1		55	—	(h)	0.0	(g)
Mercedes-Benz Group AG	21		1,277	—	(h)	0.0	(g)
MTU Aero Engines AG	—	(h)	50	—	(h)	0.0	(g)
Nemetschek SE	1		110	—	(h)	0.0	(g)
Nordex SE	6		161	—	(h)	0.0	(g)
Rational AG	—	(h)	120	—	(h)	0.0	(g)
SAF-Holland SE	—	(h)	1	—	(h)	0.0	(g)
SAP SE	9		1,876	—	(h)	0.0	(g)
Scout24 SE	4		332	—	(h)	0.0	(g)
Sixt SE	—	(h)	30	—	(h)	0.0	(g)
Stroeer SE & Co. KGaA	—	(h)	3	—	(h)	0.0	(g)
Talanx AG	—	(h)	44	—	(h)	0.0	(g)
Wacker Neuson SE	—	(h)	7	—	(h)	0.0	(g)

Italy
ACEA SpA	—	(h)	4	—	(h)	0.0	(g)
Avio SpA	1		43	—	(h)	0.0	(g)
Banco BPM SpA	2		24	—	(h)	0.0	(g)
BPER Banca SPA	11		132	—	(h)	0.0	(g)
Generali	17		619	—	(h)	0.0	(g)
Hera SpA	6		26	—	(h)	0.0	(g)
Iren SpA	10		26	—	(h)	0.0	(g)
Maire SpA	2		25	—	(h)	0.0	(g)
MFE-MediaForEurope NV	4		13	—	(h)	0.0	(g)
OVS SpA	3		16	—	(h)	0.0	(g)
Poste Italiane SpA	12		248	—	(h)	0.0	(g)
Reply SpA	—	(h)	40	—	(h)	0.0	(g)
Safilo Group SpA	3		6	—	(h)	0.0	(g)
Saipem SpA	138		335	—	(h)	0.0	(g)
Unipol Assicurazioni SpA	2		44	—	(h)	0.0	(g)

Luxembourg
d’Amico International Shipping SA	1		6	—	(h)	0.0	(g)
SES SA	5		25	—	(h)	0.0	(g)

Netherlands
Adyen NV	—	(h)	645	—	(h)	0.0	(g)
Aegon Ltd.	33		219	—	(h)	0.0	(g)
Argenx SE	—	(h)	323	—	(h)	0.0	(g)
ASR Nederland NV	—	(h)	14	—	(h)	0.0	(g)
BE Semiconductor Industries NV	4		547	—	(h)	0.0	(g)
Euronext NV	2		248	—	(h)	0.0	(g)
Fugro NV	1		8	—	(h)	0.0	(g)
ING Groep NV	11		259	—	(h)	0.0	(g)
Koninklijke Ahold Delhaize NV	2		85	—	(h)	0.0	(g)

SEE NOTES TO FINANCIAL STATEMENTS.

456	SIX CIRCLES TRUST	DECEMBER 31, 2025

REFERENCE ENTITY	SHARES		NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)

Long Positions — continued
Common Stocks — continued
Netherlands — continued
Koninklijke BAM Groep NV	5		42	—	(h)	0.0	(g)
Koninklijke Heijmans N.V	—	(h)	16	—	(h)	0.0	(g)
Koninklijke Vopak NV	1		48	—	(h)	0.0	(g)
NN Group NV	5		317	—	(h)	0.0	(g)
Pharming Group NV	54		77	—	(h)	0.0	(g)
Prosus NV	37		1,944	—	(h)	0.0	(g)
SBM Offshore NV	6		154	—	(h)	0.0	(g)
Signify NV	3		67	—	(h)	0.0	(g)
Wolters Kluwer NV	3		223	—	(h)	0.0	(g)

Portugal
Corticeira Amorim SGPS SA	—	(h)	2	—	(h)	0.0	(g)
CTT-Correios de Portugal SA	1		8	—	(h)	0.0	(g)
NOS SGPS SA	9		37	—	(h)	0.0	(g)
REN - Redes Energeticas Nacionais SGPS SA	4		13	—	(h)	0.0	(g)
Sonae SGPS SA	26		43	—	(h)	0.0	(g)

Spain
ACS Actividades de Construccion y Servicios SA	—	(h)	7	—	(h)	0.0	(g)
Aena SME SA	34		816	—	(h)	0.0	(g)
Atresmedia Corp. de Medios de Comunicacion SA	7		33	—	(h)	0.0	(g)
Bankinter SA	28		393	—	(h)	0.0	(g)
CaixaBank SA	93		967	—	(h)	0.0	(g)
Colonial SFL Socimi SA	4		24	—	(h)	0.0	(g)
Construcciones y Auxiliar de Ferrocarriles SA	—	(h)	3	—	(h)	0.0	(g)
Ebro Foods SA	—	(h)	2	—	(h)	0.0	(g)
Elecnor SA	1		17	—	(h)	0.0	(g)
Enagas SA	25		331	—	(h)	0.0	(g)
Endesa SA	24		744	—	(h)	0.0	(g)
Grifols SA	1		5	—	(h)	0.0	(g)
HBX Group International plc	1		8	—	(h)	0.0	(g)
Iberdrola SA	37		691	—	(h)	0.0	(g)
Indra Sistemas SA	9		437	—	(h)	0.0	(g)
Laboratorios Farmaceuticos Rovi SA	1		32	—	(h)	0.0	(g)
Logista Integral SA	2		68	—	(h)	0.0	(g)
Mapfre SA	50		216	—	(h)	0.0	(g)
Melia Hotels International SA	5		40	—	(h)	0.0	(g)
Merlin Properties Socimi SA	8		103	—	(h)	0.0	(g)
Naturgy Energy Group SA	4		116	—	(h)	0.0	(g)
Neinor Homes SA	1		27	—	(h)	0.0	(g)
Redeia Corp. SA	12		187	—	(h)	0.0	(g)
Repsol SA	44		703	—	(h)	0.0	(g)
Telefonica SA	49		172	—	(h)	0.0	(g)
Unicaja Banco SA	113		314	—	(h)	0.0	(g)

Total Long Positions of Total Return Swaps			34,790	—	(h)	0.0	(g)

Total of Long and Short Positions of Total Return Swaps			6,428	—	(h)	0.0	(g)

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2025	SIX CIRCLES TRUST	457

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2025 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE (1)	NET UNREALIZED APPRECIATION/ (DEPRECIATION) ($) (2)	NET CASH AND OTHER RECEIVABLES/ PAYABLES ($)	VALUE ($)
Morgan Stanley & Co.	The Fund receives a return on portfolio of long and short equity positions and pays or receives one day €STER on long positions and short positions respectively, plus or minus spread (rates range from -0.75% to 0.26%) which is denominated in EUR based on the local currencies of the positions within the swap	09/15/2027	1,145	(41)	60	19

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)
Short Positions
Common Stocks
Austria
Erste Group Bank AG	(1)	(64)	(2)	0.0	(g)
OMV AG	(3)	(125)	(1)	0.0	(g)
Verbund AG	(2)	(96)	(1)	0.0	(g)

Belgium
Anheuser-Busch InBev SA	(5)	(273)	(5)	0.0	(g)
Elia Group SA	— (h)	(42)	(1)	0.0	(g)
KBC Group NV	(1)	(116)	1	0.0	(g)
Lotus Bakeries NV	— (h)	(70)	(1)	0.0	(g)
Syensqo SA	(1)	(56)	— (h)	0.0	(g)

Finland
Fortum OYJ	(3)	(48)	(1)	0.0	(g)
Kesko OYJ	(10)	(183)	(5)	0.0	(g)
Nordea Bank Abp	(4)	(70)	(1)	0.0	(g)
Orion OYJ	(1)	(37)	— (h)	0.0	(g)
Stora Enso OYJ	(4)	(46)	(2)	0.0	(g)
UPM-Kymmene OYJ	(23)	(562)	(20)	0.0	(g)

France
Aeroports de Paris SA	(2)	(207)	1	0.0	(g)
Airbus SE	— (h)	(57)	(1)	0.0	(g)
Amundi SA	— (h)	(14)	— (h)	0.0	(g)
Arkema SA	— (h)	(16)	— (h)	0.0	(g)
BioMerieux	(2)	(201)	1	0.0	(g)
Bouygues SA	— (h)	(19)	— (h)	0.0	(g)
Carrefour SA	(13)	(192)	1	0.0	(g)
Danone SA	— (h)	(26)	— (h)	0.0	(g)
Dassault Aviation SA	— (h)	(36)	— (h)	0.0	(g)
Edenred SE	(9)	(167)	(1)	0.0	(g)
FDJ UNITED	(4)	(96)	(1)	0.0	(g)
Gaztransport Et Technigaz SA	(1)	(148)	2	0.0	(g)
Hermes International SCA	— (h)	(228)	(2)	0.0	(g)
Legrand SA	(1)	(190)	— (h)	0.0	(g)
Nexans SA	— (h)	(5)	— (h)	0.0	(g)
Orange SA	(43)	(594)	(14)	0.0	(g)
Renault SA	(6)	(208)	4	0.0	(g)
Rexel SA	(9)	(283)	(4)	0.0	(g)

SEE NOTES TO FINANCIAL STATEMENTS.

458	SIX CIRCLES TRUST	DECEMBER 31, 2025

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
Short Positions — continued
Common Stocks — continued
France — continued
Sartorius Stedim Biotech	(1)	(175)	(3)		0.0	(g)
TotalEnergies SE	(1)	(68)	—	(h)	0.0	(g)
Unibail-Rodamco-Westfield	— (h)	(16)	—	(h)	0.0	(g)

Germany
BASF SE	(1)	(64)	(1)		0.0	(g)
Bayerische Motoren Werke AG	— (h)	(37)	—	(h)	0.0	(g)
Beiersdorf AG	(2)	(149)	(1)		0.0	(g)
Brenntag SE	(3)	(128)	(1)		0.0	(g)
CTS Eventim AG & Co. KGaA	(1)	(90)	(1)		0.0	(g)
Daimler Truck Holding AG	— (h)	(19)	—	(h)	0.0	(g)
Dr Ing hc F Porsche AG	(3)	(117)	—	(h)	0.0	(g)
Hannover Rueck SE	(1)	(154)	(1)		0.0	(g)
Infineon Technologies AG	(4)	(146)	(5)		0.0	(g)
KION Group AG	(1)	(78)	(2)		0.0	(g)
MTU Aero Engines AG	— (h)	(69)	—	(h)	0.0	(g)
RENK Group AG	— (h)	(8)	—	(h)	0.0	(g)
Siemens AG	— (h)	(73)	(1)		0.0	(g)
Talanx AG	(1)	(62)	—	(h)	0.0	(g)
thyssenkrupp AG	(10)	(96)	(1)		0.0	(g)

Ireland
AIB Group plc	(15)	(140)	1		0.0	(g)
Bank of Ireland Group plc	(8)	(138)	—	(h)	0.0	(g)
Kingspan Group plc	(1)	(67)	—	(h)	0.0	(g)
Ryanair Holdings plc	(1)	(23)	—	(h)	0.0	(g)

Italy
A2A SpA	(39)	(90)	(1)		0.0	(g)
BPER Banca SPA	(11)	(124)	(2)		0.0	(g)
Brunello Cucinelli SpA	(2)	(172)	4		0.0	(g)
Buzzi SpA	(5)	(236)	2		0.0	(g)
Davide Campari-Milano NV	(100)	(554)	—	(h)	0.0	(g)
FinecoBank Banca Fineco SpA	(2)	(47)	—	(h)	0.0	(g)
Infrastrutture Wireless Italiane SpA	(4)	(30)	(1)		0.0	(g)
Moncler SpA	(2)	(103)	3		0.0	(g)
Terna - Rete Elettrica Nazionale	(13)	(112)	(2)		0.0	(g)

Luxembourg
ArcelorMittal SA	(11)	(421)	(10)		0.0	(g)
CVC Capital Partners plc	(6)	(90)	—	(h)	0.0	(g)

Netherlands
ABN AMRO Bank NV	(1)	(22)	—	(h)	0.0	(g)
Adyen NV	— (h)	(8)	—	(h)	0.0	(g)
Aegon Ltd.	(3)	(23)	—	(h)	0.0	(g)
Argenx SE	— (h)	(10)	—	(h)	0.0	(g)
Ferrovial SE	(19)	(1,045)	21		0.0	(g)
Heineken Holding NV	(1)	(85)	(2)		0.0	(g)
Heineken NV	— (h)	(5)	—	(h)	0.0	(g)
IMCD NV	(1)	(45)	(1)		0.0	(g)
Randstad NV	(11)	(356)	(16)		0.0	(g)
Stellantis NV	(14)	(131)	—	(h)	0.0	(g)
Universal Music Group NV	(4)	(93)	(1)		0.0	(g)

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2025	SIX CIRCLES TRUST	459

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2025 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

REFERENCE ENTITY	SHARES		NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
Short Positions — continued
Common Stocks — continued
Poland
InPost SA	(7)		(72)	(3)		0.0	(g)

Portugal
Banco Comercial Portugues SA	(94)		(84)	—	(h)	0.0	(g)
Jeronimo Martins SGPS SA	(2)		(32)	—	(h)	0.0	(g)

Spain
Acciona SA	—	(h)	(15)	—	(h)	0.0	(g)
Banco Bilbao Vizcaya Argentaria SA	—	(h)	(8)	—	(h)	0.0	(g)
Banco Santander SA	(12)		(122)	(2)		0.0	(g)
Cellnex Telecom SA	(2)		(62)	(3)		0.0	(g)
EDP Renovaveis SA	(5)		(60)	(1)		0.0	(g)
Indra Sistemas SA	(5)		(259)	(2)		0.0	(g)
Mapfre SA	(5)		(21)	—	(h)	0.0	(g)

Switzerland
STMicroelectronics NV	—	(h)	(11)	—	(h)	0.0	(g)

United Kingdom
International Consolidated Airlines Group SA	(6)		(27)	—	(h)	0.0	(g)

Total Short Positions of Total Return Swaps			(10,967)	(86)		0.0	(g)

Long Positions
Common Stocks
Austria
BAWAG Group AG	1		85	3		0.0	(g)

Belgium
Ageas SA	—	(h)	15	—	(h)	0.0	(g)
Groupe Bruxelles Lambert NV	1		41	—	(h)	0.0	(g)
Sofina SA	—	(h)	16	—	(h)	0.0	(g)

Finland
Elisa OYJ	—	(h)	12	1		0.0	(g)
Kone OYJ	1		31	—	(h)	0.0	(g)
Neste OYJ	1		22	1		0.0	(g)
Nokia OYJ	1		4	—	(h)	0.0	(g)
Wartsila OYJ Abp	1		36	—	(h)	0.0	(g)

France
Air Liquide SA	1		158	—	(h)	0.0	(g)
AXA SA	24		988	(4)		0.0	(g)
Bollore SE	2		8	—	(h)	0.0	(g)
Bureau Veritas SA	15		406	(1)		0.0	(g)
Capgemini SE	2		347	(6)		0.0	(g)
Covivio SA	3		175	3		0.0	(g)
Engie SA	32		709	12		0.0	(g)
Gecina SA	1		54	1		0.0	(g)
Ipsen SA	2		253	(1)		0.0	(g)
Klepierre SA	1		27	—	(h)	0.0	(g)
L’Oreal SA	—	(h)	83	—	(h)	0.0	(g)
Publicis Groupe SA	—	(h)	16	—	(h)	0.0	(g)
Societe Generale SA	11		766	12		0.0	(g)
Sodexo SA	1		30	—	(h)	0.0	(g)
SPIE SA	—	(h)	12	—	(h)	0.0	(g)

SEE NOTES TO FINANCIAL STATEMENTS.

460	SIX CIRCLES TRUST	DECEMBER 31, 2025

REFERENCE ENTITY	SHARES		NOTIONAL VALUE (1)		UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)

Long Positions — continued
Common Stocks — continued
France — continued
Valeo SE	1		7		—	(h)	0.0	(g)

Germany
Allianz SE	—	(h)	110		—	(h)	0.0	(g)
Aurubis AG	—	(h)	22		1		0.0	(g)
Continental AG	4		281		7		0.0	(g)
Deutsche Bank AG	—	(h)	15		—	(h)	0.0	(g)
Evonik Industries AG	20		262		5		0.0	(g)
Fresenius Medical Care AG	—	(h)	10		—	(h)	0.0	(g)
GEA Group AG	1		42		—	(h)	0.0	(g)
Henkel AG & Co. KGaA	—	(h)	4		—	(h)	0.0	(g)
HOCHTIEF AG	—	(h)	60		1		0.0	(g)
LEG Immobilien SE	1		84		2		0.0	(g)
Mercedes-Benz Group AG	6		351		4		0.0	(g)
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	—	(h)	79		—	(h)	0.0	(g)
Nemetschek SE	—	(h)	40		(1)		0.0	(g)
Nordex SE	—	(h)	6		—	(h)	0.0	(g)
SAP SE	3		613		(1)		0.0	(g)
Sartorius AG	—	(h)	33		1		0.0	(g)
Scout24 SE	—	(h)	21		—	(h)	0.0	(g)
Siemens Energy AG	—	(h)	39		1		0.0	(g)
Siemens Healthineers AG	—	(h)	7		—	(h)	0.0	(g)
Symrise AG	—	(h)	10		—	(h)	0.0	(g)
Vonovia SE	5		113		3		0.0	(g)

Ireland
Kerry Group plc	1		50		1		0.0	(g)

Italy
Azimut Holding SpA	—	(h)	6		—	(h)	0.0	(g)
Generali	2		60		(1)		0.0	(g)
Intesa Sanpaolo SpA	298		1,751		14		0.0	(g)
Italgas SpA	—	(h)	2		—	(h)	0.0	(g)
Mediobanca Banca di Credito Finanziario SpA	12		214		5		0.0	(g)
Poste Italiane SpA	4		83		—	(h)	0.0	(g)
Saipem SpA	261		647		(17)		0.0	(g)
Snam SpA	—	(h)	—	(h)	—	(h)	0.0	(g)
Unipol Assicurazioni SpA	—	(h)	4		—	(h)	0.0	(g)

Luxembourg
Eurofins Scientific SE	3		167		2		0.0	(g)

Netherlands
ASM International NV	—	(h)	65		1		0.0	(g)
ASML Holding NV	—	(h)	20		1		0.0	(g)
ASR Nederland NV	1		74		—	(h)	0.0	(g)
BE Semiconductor Industries NV	—	(h)	9		—	(h)	0.0	(g)
Euronext NV	—	(h)	57		—	(h)	0.0	(g)
Koninklijke Philips NV	2		47		—	(h)	0.0	(g)
NN Group NV	2		113		1		0.0	(g)
QIAGEN NV	10		405		(3)		0.0	(g)
Wolters Kluwer NV	4		388		(9)		0.0	(g)

Portugal
EDP SA	16		62		1		0.0	(g)
Galp Energia SGPS SA	1		9		—	(h)	0.0	(g)

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2025	SIX CIRCLES TRUST	461

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2025 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)

Long Positions — continued
Common Stocks — continued
Spain
ACS Actividades de Construccion y Servicios SA	7	551	2		0.0	(g)
Bankinter SA	11	156	—	(h)	0.0	(g)
CaixaBank SA	10	101	1		0.0	(g)
Enagas SA	22	290	—	(h)	0.0	(g)
Naturgy Energy Group SA	3	69	—	(h)	0.0	(g)
Telefonica SA	30	103	3		0.0	(g)
Unicaja Banco SA	8	22	—	(h)	0.0	(g)

Switzerland
DSM-Firmenich AG	1	84	(1)		0.0	(g)

Total Long Positions of Total Return Swaps		12,112	45		0.0	(g)

Total of Long and Short Positions of Total Return Swaps		1,145	(41)		0.0	(g)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE (1)	NET UNREALIZED APPRECIATION/ (DEPRECIATION) ($) (2)	NET CASH AND OTHER RECEIVABLES/ PAYABLES ($)	VALUE ($)
Morgan Stanley & Co.	The Fund receives a return on portfolio of long and short equity positions and pays or receives one day SONIA on long positions and short positions respectively, plus or minus spread (rates range from -6.69% to 0.25%) which is denominated in GBP based on the local currencies of the positions within the swap	09/15/2027	6,602	(13)	9	(4)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
Short Positions
Common Stocks
Australia
BHP Group Ltd.	(7)	(164)	—	(h)	0.0	(g)
Greatland Resources Ltd.	(1)	(3)	—	(h)	0.0	(g)

Bermuda
Hiscox Ltd.	(1)	(18)	—	(h)	0.0	(g)

France
Canal+ SA	(6)	(16)	—	(h)	0.0	(g)

Georgia
TBC Bank Group plc	(1)	(27)	—	(h)	0.0	(g)

Gibraltar
Evoke plc	(7)	(2)	—	(h)	0.0	(g)

Ireland
C&C Group plc	(2)	(3)	—	(h)	0.0	(g)
CRH plc	(1)	(108)	—	(h)	0.0	(g)
DCC plc	— (h)	(7)	—	(h)	0.0	(g)

SEE NOTES TO FINANCIAL STATEMENTS.

462	SIX CIRCLES TRUST	DECEMBER 31, 2025

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
Short Positions — continued
Common Stocks — continued
Ireland — continued
Experian plc	(5)	(155)	—	(h)	0.0	(g)
Smurfit WestRock plc	(4)	(113)	—	(h)	0.0	(g)

Mexico
Fresnillo plc	(10)	(316)	(10)		0.0	(g)

Peru
Hochschild Mining plc	(12)	(59)	—	(h)	0.0	(g)

South Africa
Investec plc	(1)	(7)	—	(h)	0.0	(g)
Pan African Resources plc	(6)	(8)	—	(h)	0.0	(g)

Spain
ATALAYA MINING COPPER SA	(2)	(19)	—	(h)	0.0	(g)

Switzerland
Glencore plc	(371)	(1,509)	—	(h)	0.0	(g)
International Workplace Group plc	(17)	(41)	—	(h)	0.0	(g)

United Kingdom
3i Group plc	(6)	(179)	(2)		0.0	(g)
Airtel Africa plc	(1)	(4)	—	(h)	0.0	(g)
Ashtead Group plc	(4)	(185)	9		0.0	(g)
Associated British Foods plc	(3)	(60)	(1)		0.0	(g)
AstraZeneca plc	(2)	(209)	(1)		0.0	(g)
Auto Trader Group plc	(21)	(125)	3		0.0	(g)
B&M European Value Retail SA	(5)	(8)	(1)		0.0	(g)
Barratt Redrow plc	(61)	(230)	(4)		0.0	(g)
Berkeley Group Holdings plc	(2)	(65)	—	(h)	0.0	(g)
Big Yellow Group plc	(1)	(6)	—	(h)	0.0	(g)
Bodycote plc	(1)	(5)	—	(h)	0.0	(g)
BP plc	—	—	—	(h)	0.0	(g)
Breedon Group plc	(5)	(16)	—	(h)	0.0	(g)
Bridgepoint Group plc	(9)	(26)	—	(h)	0.0	(g)
British American Tobacco plc	— (h)	(11)	—	(h)	0.0	(g)
BT Group plc	(17)	(32)	—	(h)	0.0	(g)
Bunzl plc	(2)	(35)	—	(h)	0.0	(g)
Capita plc	(4)	(18)	—	(h)	0.0	(g)
Centrica plc	(25)	(43)	—	(h)	0.0	(g)
Ceres Power Holdings plc	(11)	(24)	—	(h)	0.0	(g)
Chemring Group plc	(3)	(16)	—	(h)	0.0	(g)
Chesnara plc	(3)	(10)	—	(h)	0.0	(g)
Coats Group plc	(42)	(35)	—	(h)	0.0	(g)
Coca-Cola Europacific Partners plc	(2)	(126)	—	(h)	0.0	(g)
Compass Group plc	(10)	(248)	—	(h)	0.0	(g)
Convatec Group plc	(18)	(44)	—	(h)	0.0	(g)
Crest Nicholson Holdings plc	(5)	(8)	—	(h)	0.0	(g)
Croda International plc	(7)	(199)	1		0.0	(g)
Currys plc	(6)	(8)	—	(h)	0.0	(g)
Diageo plc	(21)	(343)	—	(h)	0.0	(g)
Diploma plc	(1)	(40)	—	(h)	0.0	(g)
easyJet plc	(20)	(103)	1		0.0	(g)
Elementis plc	(3)	(5)	—	(h)	0.0	(g)

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2025	SIX CIRCLES TRUST	463

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2025 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
Short Positions — continued
Common Stocks — continued
United Kingdom — continued
Energean plc	(5)	(41)	—	(h)	0.0	(g)
Entain plc	(9)	(66)	—	(h)	0.0	(g)
Future plc	(1)	(6)	—	(h)	0.0	(g)
GB Group plc	(2)	(5)	—	(h)	0.0	(g)
Genus plc	— (h)	(2)	—	(h)	0.0	(g)
Great Portland Estates plc	(3)	(9)	—	(h)	0.0	(g)
Greggs plc	(3)	(50)	—	(h)	0.0	(g)
GSK plc	(52)	(950)	(10)		0.0	(g)
Haleon plc	(10)	(39)	—	(h)	0.0	(g)
Hammerson plc	(9)	(30)	—	(h)	0.0	(g)
Harbour Energy plc	(37)	(73)	—	(h)	0.0	(g)
Helios Towers plc	(12)	(20)	—	(h)	0.0	(g)
Hikma Pharmaceuticals plc	(5)	(73)	(1)		0.0	(g)
Hilton Food Group plc	(1)	(6)	—	(h)	0.0	(g)
Hollywood Bowl Group plc	(3)	(9)	—	(h)	0.0	(g)
Howden Joinery Group plc	(4)	(37)	—	(h)	0.0	(g)
Ibstock plc	(3)	(4)	—	(h)	0.0	(g)
IMI plc	— (h)	(5)	—	(h)	0.0	(g)
Inchcape plc	(2)	(15)	—	(h)	0.0	(g)
Informa plc	(11)	(100)	—	(h)	0.0	(g)
International Consolidated Airlines Group SA	(15)	(63)	1		0.0	(g)
IP Group plc	(8)	(4)	—	(h)	0.0	(g)
J D Wetherspoon plc	(1)	(7)	—	(h)	0.0	(g)
JD Sports Fashion plc	(148)	(125)	—	(h)	0.0	(g)
Johnson Matthey plc	—	—	—		0.0	(g)
Johnson Service Group plc	(6)	(9)	—	(h)	0.0	(g)
Land Securities Group plc	(19)	(116)	(2)		0.0	(g)
Lloyds Banking Group plc	(37)	(36)	(1)		0.0	(g)
London Stock Exchange Group plc	(8)	(721)	—	(h)	0.0	(g)
LondonMetric Property plc	(75)	(140)	(4)		0.0	(g)
Marks & Spencer Group plc	(31)	(100)	(3)		0.0	(g)
Marshalls plc	(2)	(4)	—	(h)	0.0	(g)
Melrose Industries plc	(2)	(10)	—	(h)	0.0	(g)
Metro Bank Holdings plc	(10)	(12)	—	(h)	0.0	(g)
Mitie Group plc	(6)	(10)	—	(h)	0.0	(g)
Mobico Group plc	(19)	(4)	—	(h)	0.0	(g)
Molten Ventures plc	(2)	(11)	—	(h)	0.0	(g)
Mondi plc	(24)	(219)	(1)		0.0	(g)
National Grid plc	(27)	(312)	—	(h)	0.0	(g)
NCC Group plc	(4)	(6)	—	(h)	0.0	(g)
Ocado Group plc	(9)	(21)	—	(h)	0.0	(g)
Oxford Nanopore Technologies plc	(19)	(24)	—	(h)	0.0	(g)
Pagegroup plc	(1)	(3)	—	(h)	0.0	(g)
PayPoint plc	(1)	(4)	—	(h)	0.0	(g)
Pennon Group plc	(3)	(18)	—	(h)	0.0	(g)
Persimmon plc	(3)	(40)	(1)		0.0	(g)
Primary Health Properties plc	(10)	(9)	—	(h)	0.0	(g)
RELX plc	(1)	(39)	—	(h)	0.0	(g)
Rentokil Initial plc	(75)	(333)	(2)		0.0	(g)
Rio Tinto plc	(32)	(1,876)	(19)		0.0	(g)
Savills plc	— (h)	(3)	—	(h)	0.0	(g)
Segro plc	(4)	(32)	(1)		0.0	(g)

SEE NOTES TO FINANCIAL STATEMENTS.

464	SIX CIRCLES TRUST	DECEMBER 31, 2025

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
Short Positions — continued
Common Stocks — continued
United Kingdom — continued
Senior plc	(2)	(4)	—	(h)	0.0	(g)
Severn Trent plc	(7)	(202)	(3)		0.0	(g)
Spirax Group plc	— (h)	(21)	—	(h)	0.0	(g)
Spire Healthcare Group plc	(5)	(9)	—	(h)	0.0	(g)
SSE plc	(29)	(636)	(2)		0.0	(g)
Supermarket, Inc.ome Reit PLC	(17)	(14)	—	(h)	0.0	(g)
Tate & Lyle plc	(20)	(76)	—	(h)	0.0	(g)
Tesco plc	(70)	(308)	(3)		0.0	(g)
Unilever plc	— (h)	(24)	—	(h)	0.0	(g)
United Utilities Group plc	(3)	(32)	—	(h)	0.0	(g)
Vistry Group plc	(2)	(13)	—	(h)	0.0	(g)
Watches of Switzerland Group plc	(3)	(15)	—	(h)	0.0	(g)
Weir Group plc (The)	(5)	(142)	—	(h)	0.0	(g)
WH Smith plc	(1)	(4)	—	(h)	0.0	(g)
Whitbread plc	(1)	(20)	—	(h)	0.0	(g)
Wise plc	(2)	(17)	—	(h)	0.0	(g)
WPP plc	(35)	(118)	(1)		0.0	(g)
Zigup plc	(2)	(7)	—	(h)	0.0	(g)

United States
Carnival plc	(1)	(21)	—	(h)	0.0	(g)
Flutter Entertainment plc	(1)	(116)	—	(h)	0.0	(g)

Total Short Positions of Total Return Swaps		(12,691)	(58)		0.0	(g)

Long Positions
Common Stocks
Bermuda
Hiscox Ltd.	1	15	—	(h)	0.0	(g)

Chile
Antofagasta plc	3	89	4		0.0	(g)

Hungary
Wizz Air Holdings Plc	4	46	—	(h)	0.0	(g)

Ireland
DCC plc	— (h)	19	—	(h)	0.0	(g)
Experian plc	2	76	(1)		0.0	(g)
Grafton Group plc	1	11	—	(h)	0.0	(g)
Greencore Group plc	1	2	—	(h)	0.0	(g)

Isle of Man
Playtech Plc	3	9	—	(h)	0.0	(g)

Israel
Plus500 Ltd.	3	107	—	(h)	0.0	(g)

Lithuania
Baltic Classifieds Group plc	8	17	—	(h)	0.0	(g)

Mexico
Fresnillo plc	17	568	—	(h)	0.0	(g)

Switzerland
Glencore plc	31	121	7		0.0	(g)

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2025	SIX CIRCLES TRUST	465

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2025 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

REFERENCE ENTITY	SHARES		NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)

Long Positions — continued
Common Stocks — continued
United Kingdom
3i Group plc	8		260	—	(h)	0.0	(g)
4imprint Group plc	1		41	—	(h)	0.0	(g)
Aberdeen Group plc	73		150	—	(h)	0.0	(g)
Admiral Group plc	13		408	(1)		0.0	(g)
Airtel Africa plc	6		22	2		0.0	(g)
AJ Bell plc	11		47	—	(h)	0.0	(g)
Anglo American plc	16		482	25		0.0	(g)
Ashmore Group plc	8		14	—	(h)	0.0	(g)
Associated British Foods plc	2		41	—	(h)	0.0	(g)
Auto Trader Group plc	39		230	—	(h)	0.0	(g)
Aviva plc	25		172	—	(h)	0.0	(g)
B&M European Value Retail SA	28		47	—	(h)	0.0	(g)
Babcock International Group plc	5		63	—	(h)	0.0	(g)
BAE Systems plc	38		650	—	(h)	0.0	(g)
Balfour Beatty plc	6		45	—	(h)	0.0	(g)
Barclays plc	97		463	—	(h)	0.0	(g)
Beazley plc	29		243	—	(h)	0.0	(g)
Bellway plc	—	(h)	4	—	(h)	0.0	(g)
Berkeley Group Holdings plc	3		108	—	(h)	0.0	(g)
British Land Co. plc/The	6		22	—	(h)	0.0	(g)
BT Group plc	13		24	—	(h)	0.0	(g)
Bunzl plc	3		59	—	(h)	0.0	(g)
Burberry Group plc	13		169	—	(h)	0.0	(g)
Bytes Technology Group plc	12		42	—	(h)	0.0	(g)
Card Factory plc	1		1	—	(h)	0.0	(g)
Centrica plc	134		227	—	(h)	0.0	(g)
Clarkson plc	1		21	—	(h)	0.0	(g)
Close Brothers Group plc	2		11	—	(h)	0.0	(g)
Compass Group plc	1		26	(1)		0.0	(g)
Convatec Group plc	27		66	—	(h)	0.0	(g)
Costain Group plc	1		2	—	(h)	0.0	(g)
Cranswick plc	—	(h)	4	—	(h)	0.0	(g)
Derwent London plc	1		16	—	(h)	0.0	(g)
Drax Group plc	15		122	—	(h)	0.0	(g)
Dunelm Group plc	4		46	—	(h)	0.0	(g)
easyJet plc	38		192	—	(h)	0.0	(g)
Endeavour Mining plc	—	(h)	14	—	(h)	0.0	(g)
Entain plc	12		93	3		0.0	(g)
Essentra plc	1		1	—	(h)	0.0	(g)
Firstgroup plc	13		26	—	(h)	0.0	(g)
Foresight Group Holdings Ltd.	1		3	—	(h)	0.0	(g)
Forterra plc	1		2	—	(h)	0.0	(g)
Games Workshop Group plc	1		101	—	(h)	0.0	(g)
Gamma Communications plc	1		14	—	(h)	0.0	(g)
Grainger plc	3		6	—	(h)	0.0	(g)
GSK plc	43		791	—	(h)	0.0	(g)
Haleon plc	33		123	—	(h)	0.0	(g)
Halma plc	10		364	(5)		0.0	(g)
Hill & Smith plc	1		11	—	(h)	0.0	(g)
Howden Joinery Group plc	18		151	—	(h)	0.0	(g)
HSBC Holdings plc	63		744	—	(h)	0.0	(g)
Hunting plc	3		12	—	(h)	0.0	(g)

SEE NOTES TO FINANCIAL STATEMENTS.

466	SIX CIRCLES TRUST	DECEMBER 31, 2025

REFERENCE ENTITY	SHARES		NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)

Long Positions — continued
Common Stocks — continued
United Kingdom — continued
IG Group Holdings plc	39		512	5		0.0	(g)
IMI plc	10		237	—	(h)	0.0	(g)
Imperial Brands plc	1		26	—	(h)	0.0	(g)
IntegraFin Holdings plc	7		26	—	(h)	0.0	(g)
International Consolidated Airlines Group SA	100		413	—	(h)	0.0	(g)
Intertek Group plc	8		383	(3)		0.0	(g)
ITV plc	61		50	—	(h)	0.0	(g)
J Sainsbury plc	46		149	1		0.0	(g)
JET2 plc	1		12	—	(h)	0.0	(g)
Johnson Matthey plc	1		24	—	(h)	0.0	(g)
Jupiter Fund Management plc	13		21	—	(h)	0.0	(g)
Kainos Group plc	2		18	—	(h)	0.0	(g)
Keller Group plc	1		14	—	(h)	0.0	(g)
Kier Group plc	4		8	—	(h)	0.0	(g)
Kingfisher plc	47		147	—	(h)	0.0	(g)
Lancashire Holdings Ltd.	6		40	—	(h)	0.0	(g)
Legal & General Group plc	87		227	2		0.0	(g)
Lion Finance Group plc	—	(h)	39	—	(h)	0.0	(g)
Liontrust Asset Management plc	4		9	—	(h)	0.0	(g)
Lloyds Banking Group plc	619		608	—	(h)	0.0	(g)
LondonMetric Property plc	16		31	—	(h)	0.0	(g)
M&G plc	34		97	—	(h)	0.0	(g)
Man Group plc/Jersey	20		46	—	(h)	0.0	(g)
Marks & Spencer Group plc	9		30	—	(h)	0.0	(g)
MONY Group plc	14		26	—	(h)	0.0	(g)
Moonpig Group plc	10		20	—	(h)	0.0	(g)
Morgan Advanced Materials plc	1		3	—	(h)	0.0	(g)
Morgan Sindall Group plc	—	(h)	6	—	(h)	0.0	(g)
NatWest Group plc	226		1,472	2		0.0	(g)
Next plc	3		422	1		0.0	(g)
Ninety One plc	5		11	—	(h)	0.0	(g)
On the Beach Group plc	3		7	—	(h)	0.0	(g)
OSB Group plc	5		32	—	(h)	0.0	(g)
Oxford Instruments plc	1		12	—	(h)	0.0	(g)
Paragon Banking Group plc	4		38	—	(h)	0.0	(g)
Pearson plc	36		380	—	(h)	0.0	(g)
Pets at Home Group Plc	3		6	—	(h)	0.0	(g)
Phoenix Group Holdings plc	10		74	—	(h)	0.0	(g)
Picton Property, Inc.ome Ltd	9		6	—	(h)	0.0	(g)
QinetiQ Group plc	3		14	—	(h)	0.0	(g)
Quilter plc	25		46	—	(h)	0.0	(g)
Rathbones Group plc	—	(h)	2	—	(h)	0.0	(g)
Reckitt Benckiser Group plc	7		450	(1)		0.0	(g)
RELX plc	—	(h)	10	—	(h)	0.0	(g)
Renishaw plc	—	(h)	7	—	(h)	0.0	(g)
Rightmove plc	52		268	—	(h)	0.0	(g)
Rolls-Royce Holdings plc	136		1,560	—	(h)	0.0	(g)
Rotork plc	15		47	—	(h)	0.0	(g)
RS GROUP plc	3		19	—	(h)	0.0	(g)
Safestore Holdings plc	1		11	—	(h)	0.0	(g)
Sage Group plc (The)	20		218	(1)		0.0	(g)
Schroders plc	40		161	3		0.0	(g)

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2025	SIX CIRCLES TRUST	467

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2025 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

REFERENCE ENTITY	SHARES		NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)

Long Positions — continued
Common Stocks — continued
United Kingdom — continued
Serco Group plc	7		19	—	(h)	0.0	(g)
Shaftesbury Capital plc	28		41	—	(h)	0.0	(g)
Smith & Nephew plc	13		161	—	(h)	0.0	(g)
Smiths Group plc	3		79	(1)		0.0	(g)
Softcat plc	3		46	—	(h)	0.0	(g)
Spirax Group plc	1		41	—	(h)	0.0	(g)
St James’s Place plc	5		73	—	(h)	0.0	(g)
Standard Chartered plc	58		1,053	1		0.0	(g)
Taylor Wimpey plc	139		147	3		0.0	(g)
Telecom Plus plc	1		8	—	(h)	0.0	(g)
Tesco plc	20		88	—	(h)	0.0	(g)
TP ICAP Group plc	14		37	—	(h)	0.0	(g)
Trainline plc	5		11	—	(h)	0.0	(g)
Travis Perkins plc	3		22	—	(h)	0.0	(g)
Tritax Big Box REIT plc	36		54	—	(h)	0.0	(g)
Trustpilot Group plc	23		39	—	(h)	0.0	(g)
UNITE Group plc (The)	10		56	—	(h)	0.0	(g)
Vesuvius plc	2		8	—	(h)	0.0	(g)
Victrex plc	—	(h)	3	—	(h)	0.0	(g)
Vodafone Group plc	395		387	5		0.0	(g)
Volution Group plc	—	(h)	2	—	(h)	0.0	(g)
Whitbread plc	1		19	—	(h)	0.0	(g)
Wickes Group plc	4		10	—	(h)	0.0	(g)
Wise plc	23		208	—	(h)	0.0	(g)
Workspace Group plc	2		9	—	(h)	0.0	(g)

United States
Carnival plc	4		101	(5)		0.0	(g)

Total Long Positions of Total Return Swaps			19,293	45		0.0	(g)

Total of Long and Short Positions of Total Return Swaps			6,602	(13)		0.0	(g)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE (1)	NET UNREALIZED APPRECIATION/ (DEPRECIATION) ($) (2)	NET CASH AND OTHER RECEIVABLES/ PAYABLES ($)	VALUE ($)
Morgan Stanley & Co.	The Fund receives a return on portfolio of long and short equity positions and pays or receives one day HONIA on long positions and short positions respectively, plus or minus spread (rates range from -2.63% to 0.3%) which is denominated in HKD based on the local currencies of the positions within the swap	09/15/2027	1,816	(8)	—	(8)

SEE NOTES TO FINANCIAL STATEMENTS.

468	SIX CIRCLES TRUST	DECEMBER 31, 2025

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
Short Positions
Common Stocks
Hong Kong
BOC Hong Kong Holdings Ltd.	(15)	(585)	(1)		0.0	(g)
CK Infrastructure Holdings Ltd.	(5)	(286)	—	(h)	0.0	(g)
CLP Holdings Ltd.	(2)	(103)	—	(h)	0.0	(g)
Cowell e Holdings, Inc.	(2)	(56)	—	(h)	0.0	(g)
Hong Kong & China Gas Co. Ltd.	(100)	(705)	1		0.0	(g)
MTR Corp. Ltd.	(8)	(239)	—	(h)	0.0	(g)
Sun Hung Kai Properties Ltd.	(5)	(430)	—	(h)	0.0	(g)
Swire Pacific Ltd.	(7)	(446)	1		0.0	(g)

Macau
Sands China Ltd.	(17)	(348)	2		0.0	(g)

Total Short Positions of Total Return Swaps		(3,198)	3		0.0	(g)

Long Positions
Common Stocks
Hong Kong
AIA Group Ltd.	1	66	—	(h)	0.0	(g)
CK Asset Holdings Ltd.	12	460	(1)		0.0	(g)
CK Hutchison Holdings Ltd.	34	1,853	(7)		0.0	(g)
Techtronic Industries Co. Ltd.	29	2,589	(3)		0.0	(g)

Singapore
Mobvista, Inc.	3	46	—	(h)	0.0	(g)

Total Long Positions of Total Return Swaps		5,014	(11)		0.0	(g)

Total of Long and Short Positions of Total Return Swaps		1,816	(8)		0.0	(g)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE (1)	NET UNREALIZED APPRECIATION/ (DEPRECIATION) ($) (2)		NET CASH AND OTHER RECEIVABLES/ PAYABLES ($)	VALUE ($)
Morgan Stanley & Co.	The Fund receives a return on portfolio of long and short equity positions and pays or receives one day HONIA on long positions and short positions respectively, plus or minus spread (rates range from -7.75% to 0.27%) which is denominated in HKD based on the local currencies of the positions within the swap	09/21/2027	3,976	—	(h)	30	30

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
Short Positions
Common Stocks
Australia
MMG Ltd.	(8)	(70)	—	(h)	0.0	(g)

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2025	SIX CIRCLES TRUST	469

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2025 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
Short Positions — continued
Common Stocks — continued
China
Akeso, Inc.	(24)	(2,712)	—	(h)	0.0	(g)
Aluminum Corp. of China Ltd	(6)	(73)	—	(h)	0.0	(g)
ANTA Sports Products Ltd.	(4)	(338)	—	(h)	0.0	(g)
AviChina Industry & Technology Co. Ltd.	(112)	(445)	—	(h)	0.0	(g)
Baidu, Inc.	(43)	(5,595)	—	(h)	0.0	(g)
BYD Electronic International Co. Ltd.	(22)	(723)	—	(h)	0.0	(g)
China Feihe Ltd.	(53)	(215)	—	(h)	0.0	(g)
China Galaxy Securities Co. Ltd.	(32)	(316)	—	(h)	0.0	(g)
China Literature Ltd.	(11)	(350)	—	(h)	0.0	(g)
China Longyuan Power Group Corp. Ltd.	(8)	(53)	—	(h)	0.0	(g)
China Railway Group Ltd.	(51)	(195)	—	(h)	0.0	(g)
Chinasoft International Ltd.	(60)	(298)	—	(h)	0.0	(g)
Country Garden Services Holdings Co. Ltd.	(5)	(30)	—	(h)	0.0	(g)
GDS Holdings Ltd.	(17)	(570)	—	(h)	0.0	(g)
Genscript Biotech Corp.	(22)	(273)	—	(h)	0.0	(g)
Great Wall Motor Co. Ltd.	(18)	(275)	—	(h)	0.0	(g)
Greentown China Holdings Ltd.	(33)	(275)	—	(h)	0.0	(g)
Guotai Haitong Securities Co. Ltd.	(109)	(1,814)	—	(h)	0.0	(g)
Horizon Robotics	(100)	(868)	—	(h)	0.0	(g)
Hua Hong Semiconductor Ltd.	(12)	(892)	—	(h)	0.0	(g)
Huatai Securities Co. Ltd.	(30)	(561)	—	(h)	0.0	(g)
InnoCare Pharma Ltd.	(16)	(197)	—	(h)	0.0	(g)
Innovent Biologics, Inc.	(6)	(419)	—	(h)	0.0	(g)
J&T Global Express Ltd.	(40)	(414)	—	(h)	0.0	(g)
JD.com, Inc.	(28)	(3,069)	—	(h)	0.0	(g)
Jiangsu Hengrui Pharmaceuticals Co. Ltd.	(3)	(242)	—	(h)	0.0	(g)
KE Holdings, Inc.	(1)	(33)	—	(h)	0.0	(g)
Kingdee International Software Group Co. Ltd.	(68)	(904)	—	(h)	0.0	(g)
Kuaishou Technology	(14)	(908)	—	(h)	0.0	(g)
Li Auto, Inc.	(13)	(869)	—	(h)	0.0	(g)
Longfor Group Holdings Ltd.	(4)	(30)	—	(h)	0.0	(g)
Meitu, Inc.	(68)	(472)	—	(h)	0.0	(g)
Meituan	(48)	(4,907)	—	(h)	0.0	(g)
MINISO Group Holding Ltd.	(8)	(277)	—	(h)	0.0	(g)
New Oriental Education & Technology Group, Inc.	(10)	(406)	—	(h)	0.0	(g)
NIO, Inc.	(11)	(437)	—	(h)	0.0	(g)
Postal Savings Bank of China Co. Ltd.	(22)	(117)	—	(h)	0.0	(g)
SenseTime Group, Inc.	(1,094)	(2,407)	—	(h)	0.0	(g)
Shandong Gold Mining Co. Ltd.	— (h)	(9)	—	(h)	0.0	(g)
Shandong Weigao Group Medical Polymer Co. Ltd.	(11)	(56)	—	(h)	0.0	(g)
Shenzhou International Group Holdings Ltd.	(1)	(43)	—	(h)	0.0	(g)
Smoore International Holdings Ltd.	(8)	(95)	—	(h)	0.0	(g)
West China Cement Ltd.	(40)	(124)	—	(h)	0.0	(g)
WuXi XDC Cayman, Inc.	(7)	(404)	—	(h)	0.0	(g)
XD, Inc.	(2)	(130)	—	(h)	0.0	(g)
Xinyi Solar Holdings Ltd.	(164)	(488)	—	(h)	0.0	(g)
XPeng, Inc.	(19)	(1,508)	—	(h)	0.0	(g)
Yankuang Energy Group Co. Ltd.	(14)	(135)	—	(h)	0.0	(g)
Zai Lab Ltd.	(22)	(296)	—	(h)	0.0	(g)
Zhaojin Mining Industry Co. Ltd.	(18)	(553)	—	(h)	0.0	(g)
Zhejiang Sanhua Intelligent Controls Co. Ltd.	(8)	(291)	—	(h)	0.0	(g)

SEE NOTES TO FINANCIAL STATEMENTS.

470	SIX CIRCLES TRUST	DECEMBER 31, 2025

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
Short Positions — continued
Common Stocks — continued
China — continued
Zhuzhou CRRC Times Electric Co. Ltd.	(1)	(30)	—	(h)	0.0	(g)
ZTO Express Cayman, Inc.	(4)	(568)	—	(h)	0.0	(g)

Hong Kong
AIA Group Ltd.	(13)	(1,007)	—	(h)	0.0	(g)
Alibaba Group Holding Ltd.	(36)	(5,098)	—	(h)	0.0	(g)
Alibaba Health Information Technology Ltd.	(54)	(273)	—	(h)	0.0	(g)
Brilliance China Automotive Holdings Ltd.	(34)	(138)	—	(h)	0.0	(g)
Budweiser Brewing Co. APAC Ltd	(47)	(358)	—	(h)	0.0	(g)
Cathay Pacific Airways Ltd.	(9)	(112)	—	(h)	0.0	(g)
CGN Mining Co. Ltd.	(110)	(340)	—	(h)	0.0	(g)
China Everbright Environment Group Ltd.	(2)	(10)	—	(h)	0.0	(g)
China Medical System Holdings Ltd.	(4)	(51)	—	(h)	0.0	(g)
China Overseas Land & Investment Ltd.	(39)	(478)	—	(h)	0.0	(g)
China Resources Land Ltd.	(17)	(462)	—	(h)	0.0	(g)
China Ruyi Holdings Ltd.	(36)	(79)	—	(h)	0.0	(g)
CK Asset Holdings Ltd.	(4)	(138)	—	(h)	0.0	(g)
CK Hutchison Holdings Ltd.	(7)	(344)	—	(h)	0.0	(g)
CLP Holdings Ltd.	(3)	(209)	—	(h)	0.0	(g)
Geely Automobile Holdings Ltd.	(95)	(1,700)	—	(h)	0.0	(g)
HUTCHMED China Ltd.	(30)	(618)	—	(h)	0.0	(g)
Johnson Electric Holdings Ltd.	(5)	(148)	—	(h)	0.0	(g)
Kingboard Laminates Holdings Ltd.	(9)	(119)	—	(h)	0.0	(g)
Link REIT	—	—	—		0.0	(g)
MTR Corp. Ltd.	(10)	(298)	—	(h)	0.0	(g)
Techtronic Industries Co. Ltd.	(2)	(180)	—	(h)	0.0	(g)
United Laboratories International Holdings Ltd./The	(8)	(93)	—	(h)	0.0	(g)
Wharf Real Estate Investment Co. Ltd.	(2)	(49)	—	(h)	0.0	(g)
Xinyi Glass Holdings Ltd.	(10)	(83)	—	(h)	0.0	(g)

Italy
PRADA SpA	(1)	(58)	—	(h)	0.0	(g)

Macau
Sands China Ltd.	(10)	(188)	—	(h)	0.0	(g)

Singapore
ASMPT Ltd.	(5)	(366)	—	(h)	0.0	(g)

Taiwan
Minth Group Ltd.	(18)	(571)	—	(h)	0.0	(g)

United States
BeOne Medicines Ltd.	(2)	(305)	—	(h)	0.0	(g)
Samsonite Group SA	(8)	(149)	—	(h)	0.0	(g)

Total Short Positions of Total Return Swaps		(51,801)	—	(h)	0.0	(g)

Long Positions
Common Stocks
Canada
China Gold International Resources Corp. Ltd.	3	455	—	(h)	0.0	(g)

China
3SBio, Inc.	17	411	—	(h)	0.0	(g)

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2025	SIX CIRCLES TRUST	471

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2025 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

REFERENCE ENTITY	SHARES		NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)

Long Positions — continued
Common Stocks — continued
China — continued
AAC Technologies Holdings, Inc.	14		546	—	(h)	0.0	(g)
Anhui Conch Cement Co. Ltd.	1		11	—	(h)	0.0	(g)
Bank of China Ltd.	354		1,579	—	(h)	0.0	(g)
Bank of Communications Co. Ltd.	16		103	—	(h)	0.0	(g)
Bilibili, Inc.	5		1,049	—	(h)	0.0	(g)
CGN Power Co. Ltd.	9		26	—	(h)	0.0	(g)
China CITIC Bank Corp. Ltd.	16		111	—	(h)	0.0	(g)
China Construction Bank Corp.	689		5,298	—	(h)	0.0	(g)
China Hongqiao Group Ltd.	9		277	—	(h)	0.0	(g)
China International Capital Corp. Ltd.	5		94	—	(h)	0.0	(g)
China Life Insurance Co. Ltd.	41		1,123	—	(h)	0.0	(g)
China Merchants Bank Co. Ltd.	27		1,399	—	(h)	0.0	(g)
China National Building Material Co. Ltd.	8		41	—	(h)	0.0	(g)
China Nonferrous Mining Corp. Ltd.	10		147	—	(h)	0.0	(g)
China Pacific Insurance Group Co. Ltd.	8		282	—	(h)	0.0	(g)
China Petroleum & Chemical Corp.	102		476	—	(h)	0.0	(g)
China Resources Mixc Lifestyle Services Ltd.	1		52	—	(h)	0.0	(g)
China Tower Corp. Ltd.	9		98	—	(h)	0.0	(g)
Chongqing Rural Commercial Bank Co. Ltd.	7		43	—	(h)	0.0	(g)
CITIC Ltd.	47		567	—	(h)	0.0	(g)
CITIC Securities Co. Ltd.	1		27	—	(h)	0.0	(g)
CMOC Group Ltd.	57		1,097	—	(h)	0.0	(g)
Contemporary Amperex Technology Co. Ltd.	1		303	—	(h)	0.0	(g)
COSCO SHIPPING Holdings Co. Ltd.	110		1,512	—	(h)	0.0	(g)
CSPC Pharmaceutical Group Ltd.	44		371	—	(h)	0.0	(g)
Dongyue Group Ltd.	9		97	—	(h)	0.0	(g)
Everest Medicines Ltd.	1		37	—	(h)	0.0	(g)
Fuyao Glass Industry Group Co. Ltd.	1		81	—	(h)	0.0	(g)
GF Securities Co. Ltd.	8		148	—	(h)	0.0	(g)
Giant Biogene Holding Co. ltd	10		346	—	(h)	0.0	(g)
Haidilao International Holding Ltd.	2		29	—	(h)	0.0	(g)
Haier Smart Home Co. Ltd.	5		116	—	(h)	0.0	(g)
Hansoh Pharmaceutical Group Co. Ltd.	8		289	—	(h)	0.0	(g)
InnoScience Suzhou Technology Holding Co. Ltd.	6		463	—	(h)	0.0	(g)
JD Health International, Inc.	5		261	—	(h)	0.0	(g)
JD Logistics, Inc.	9		102	—	(h)	0.0	(g)
Jiangxi Copper Co. Ltd.	8		343	—	(h)	0.0	(g)
Kingsoft Corp. Ltd.	5		154	—	(h)	0.0	(g)
Lenovo Group Ltd.	108		1,000	—	(h)	0.0	(g)
Li Ning Co. Ltd.	28		523	—	(h)	0.0	(g)
Midea Group Co. Ltd.	3		289	—	(h)	0.0	(g)
Mixue Group	—	(h)	123	—	(h)	0.0	(g)
NetEase, Inc.	13		2,768	—	(h)	0.0	(g)
New China Life Insurance Co. Ltd.	36		1,935	—	(h)	0.0	(g)
Nongfu Spring Co. Ltd.	—	(h)	9	—	(h)	0.0	(g)
People’s Insurance Co. Group of China Ltd/The	69		466	—	(h)	0.0	(g)
PetroChina Co. Ltd.	338		2,832	—	(h)	0.0	(g)
PICC Property & Casualty Co. Ltd.	44		720	—	(h)	0.0	(g)
Pop Mart International Group Ltd.	13		2,515	—	(h)	0.0	(g)
Q Technology Group Co. Ltd.	3		25	—	(h)	0.0	(g)
Qunabox Group Ltd.	1		24	—	(h)	0.0	(g)
Shanghai Fosun Pharmaceutical Group Co. Ltd.	4		78	—	(h)	0.0	(g)

SEE NOTES TO FINANCIAL STATEMENTS.

472	SIX CIRCLES TRUST	DECEMBER 31, 2025

REFERENCE ENTITY	SHARES		NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)

Long Positions — continued
Common Stocks — continued
China — continued
Sinopharm Group Co. Ltd.	5		93	—	(h)	0.0	(g)
Sinotruk Hong Kong Ltd.	7		193	—	(h)	0.0	(g)
Sunny Optical Technology Group Co. Ltd.	30		1,980	—	(h)	0.0	(g)
Tencent Music Entertainment Group	3		173	—	(h)	0.0	(g)
Tingyi Cayman Islands Holding Corp.	6		71	—	(h)	0.0	(g)
Tongcheng Travel Holdings Ltd.	9		206	—	(h)	0.0	(g)
TravelSky Technology Ltd.	5		51	—	(h)	0.0	(g)
UBTech Robotics Corp. Ltd.	2		272	—	(h)	0.0	(g)
Weichai Power Co. Ltd.	9		170	—	(h)	0.0	(g)
WuXi AppTec Co. Ltd.	6		632	—	(h)	0.0	(g)
Wuxi Biologics Cayman, Inc.	4		126	—	(h)	0.0	(g)
Xiaomi Corp.	65		2,555	—	(h)	0.0	(g)
Yum China Holdings, Inc.	—	(h)	166	—	(h)	0.0	(g)
Zhejiang Leapmotor Technology Co. Ltd.	9		457	—	(h)	0.0	(g)
Zijin Mining Group Co. Ltd.	12		428	—	(h)	0.0	(g)

Hong Kong
BOC Hong Kong Holdings Ltd.	20		788	—	(h)	0.0	(g)
China Resources Gas Group Ltd.	4		93	—	(h)	0.0	(g)
China Taiping Insurance Holdings Co. Ltd.	4		82	—	(h)	0.0	(g)
Chow Tai Fook Jewellery Group Ltd.	—	(h)	2	—	(h)	0.0	(g)
CK Infrastructure Holdings Ltd.	1		58	—	(h)	0.0	(g)
Galaxy Entertainment Group Ltd.	8		306	—	(h)	0.0	(g)
Guangdong Investment Ltd.	6		41	—	(h)	0.0	(g)
Hang Lung Properties Ltd.	21		181	—	(h)	0.0	(g)
Henderson Land Development Co. Ltd.	7		197	—	(h)	0.0	(g)
Hong Kong Exchanges & Clearing Ltd.	14		5,543	—	(h)	0.0	(g)
Kunlun Energy Co. Ltd.	26		193	—	(h)	0.0	(g)
NetEase Cloud Music, Inc.	—	(h)	65	—	(h)	0.0	(g)
Orient Overseas International Ltd.	3		314	—	(h)	0.0	(g)
Sino Biopharmaceutical Ltd.	103		637	—	(h)	0.0	(g)
SITC International Holdings Co. Ltd.	8		223	—	(h)	0.0	(g)
Swire Pacific Ltd.	3		188	—	(h)	0.0	(g)
VSTECS Holdings Ltd.	2		16	—	(h)	0.0	(g)
WH Group Ltd.	72		624	—	(h)	0.0	(g)

Macau
MGM China Holdings Ltd.	2		26	—	(h)	0.0	(g)

Singapore
Trip.com Group Ltd.	2		1,053	—	(h)	0.0	(g)

United Kingdom
HSBC Holdings plc	30		3,672	—	(h)	0.0	(g)
Standard Chartered plc	3		529	—	(h)	0.0	(g)

United States
Nexteer Automotive Group Ltd.	16		102	—	(h)	0.0	(g)

Total Long Positions of Total Return Swaps			55,777	—	(h)	0.0	(g)

Total of Long and Short Positions of Total Return Swaps			3,976	—	(h)	0.0	(g)

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2025	SIX CIRCLES TRUST	473

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2025 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE (1)	NET UNREALIZED APPRECIATION/ (DEPRECIATION) ($) (2)	NET CASH AND OTHER RECEIVABLES/ PAYABLES ($)	VALUE ($)
Morgan Stanley & Co.	The Fund receives a return on portfolio of long and short equity positions and pays or receives one day SHIR on long positions and short positions respectively, plus or minus spread (rates range from -0.75% to 0.75%) which is denominated in ILS based on the local currencies of the positions within the swap	09/14/2028	295	(1)	1	—

REFERENCE ENTITY	SHARES		NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)
Short Positions
Common Stocks
Israel
Azrieli Group Ltd.	—	(h)	(19)	— (h)	0.0	(g)
Phoenix Financial Ltd.	(2)		(309)	9	0.0	(g)

Total Short Positions of Total Return Swaps			(328)	9	0.0	(g)

Long Positions
Common Stocks
Israel
Bank Hapoalim BM	1		111	(1)	0.0	(g)
Elbit Systems Ltd.	—	(h)	103	1	0.0	(g)
Israel Discount Bank Ltd.	10		376	(10)	0.0	(g)
Nice Ltd.	—	(h)	33	— (h)	0.0	(g)

Total Long Positions of Total Return Swaps			623	(10)	0.0	(g)

Total of Long and Short Positions of Total Return Swaps			295	(1)	0.0	(g)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE (1)	NET UNREALIZED APPRECIATION/ (DEPRECIATION) ($) (2)	NET CASH AND OTHER RECEIVABLES/ PAYABLES ($)	VALUE ($)
Morgan Stanley & Co.	The Fund receives a return on portfolio of long and short equity positions and pays or receives one day MUTSC on long positions and short positions respectively, plus or minus spread (rates range from -4.31% to 0.25%) which is denominated in JPY based on the local currencies of the positions within the swap	09/15/2027	(1,200,617)	(79)	(36)	(115)

SEE NOTES TO FINANCIAL STATEMENTS.

474	SIX CIRCLES TRUST	DECEMBER 31, 2025

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
Short Positions
Common Stocks
Finland
Fast Retailing Co. Ltd.	(3)	(177,971)	9		0.0	(g)
Hankyu Hanshin Holdings, Inc.	(4)	(13,514)	(2)		0.0	(g)
Hikari Tsushin, Inc.	— (h)	(17,480)	—	(h)	0.0	(g)

Japan
Aeon Co. Ltd.	(47)	(114,017)	(20)		0.0	(g)
Ajinomoto Co., Inc.	(1)	(2,989)	—	(h)	0.0	(g)
Asics Corp.	(1)	(3,555)	1		0.0	(g)
Bandai Namco Holdings, Inc.	(1)	(5,870)	—	(h)	0.0	(g)
Capcom Co. Ltd.	(18)	(61,295)	(21)		0.0	(g)
Central Japan Railway Co.	(2)	(9,053)	—	(h)	0.0	(g)
Chiba Bank Ltd. (The)	(35)	(60,202)	(1)		0.0	(g)
Chubu Electric Power Co., Inc.	(2)	(4,001)	(1)		0.0	(g)
Chugai Pharmaceutical Co. Ltd.	(2)	(16,525)	—	(h)	0.0	(g)
Cosmo Energy Holdings Co. Ltd.	—	—	—		0.0	(g)
Cosmos Pharmaceutical Corp.	(1)	(4,781)	—	(h)	0.0	(g)
Daikin Industries Ltd.	(2)	(46,506)	2		0.0	(g)
Disco Corp.	—	—	—		0.0	(g)
East Japan Railway Co.	(34)	(137,082)	(24)		0.0	(g)
Ebara Corp.	(6)	(21,338)	—	(h)	0.0	(g)
Fuji Electric Co. Ltd.	(2)	(26,853)	(3)		0.0	(g)
Fuji Media Holdings, Inc.	—	—	—		0.0	(g)
FUJIFILM Holdings Corp.	(4)	(13,829)	1		0.0	(g)
Fujikura Ltd.	(1)	(14,228)	2		0.0	(g)
GMO Payment Gateway, Inc.	—	—	—		0.0	(g)
Honda Motor Co. Ltd.	(6)	(9,176)	2		0.0	(g)
Ibiden Co. Ltd.	—	—	—		0.0	(g)
IHI Corp.	— (h)	(843)	—	(h)	0.0	(g)
ITOCHU Corp.	(2)	(3,757)	(1)		0.0	(g)
J Front Retailing Co. Ltd.	(9)	(20,268)	1		0.0	(g)
Japan Exchange Group, Inc.	(6)	(9,332)	—	(h)	0.0	(g)
Japan Post Insurance Co. Ltd.	(2)	(8,943)	—	(h)	0.0	(g)
Japan Steel Works Ltd. (The)	(3)	(24,589)	5		0.0	(g)
JFE Holdings, Inc.	(65)	(126,262)	(23)		0.0	(g)
Kadokawa Corp.	(9)	(27,664)	(8)		0.0	(g)
Kajima Corp.	— (h)	(1,767)	—	(h)	0.0	(g)
Kawasaki Heavy Industries Ltd.	(7)	(82,234)	41		0.0	(g)
Kikkoman Corp.	(10)	(13,881)	1		0.0	(g)
Komatsu Ltd.	(4)	(21,547)	—	(h)	0.0	(g)
Konami Group Corp.	— (h)	(6,393)	—	(h)	0.0	(g)
Kurita Water Industries Ltd.	(1)	(7,733)	1		0.0	(g)
Kyoto Financial Group, Inc.	(3)	(9,318)	—	(h)	0.0	(g)
Kyowa Kirin Co. Ltd.	(1)	(2,522)	—	(h)	0.0	(g)
Kyushu Electric Power Co., Inc.	(8)	(13,078)	(1)		0.0	(g)
Makita Corp.	(1)	(2,852)	—	(h)	0.0	(g)
Marubeni Corp.	(2)	(6,537)	—	(h)	0.0	(g)
Maruwa Co. Ltd./Aichi	— (h)	(4,381)	1		0.0	(g)
Mebuki Financial Group, Inc.	(6)	(6,119)	1		0.0	(g)
Mercari, Inc.	(3)	(7,847)	(2)		0.0	(g)
MINEBEA MITSUMI, Inc.	(33)	(104,763)	11		0.0	(g)
Mitsubishi Chemical Group Corp.	(9)	(8,417)	(1)		0.0	(g)
Mitsubishi Estate Co. Ltd.	(2)	(7,266)	—	(h)	0.0	(g)

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2025	SIX CIRCLES TRUST	475

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2025 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
Short Positions — continued
Common Stocks — continued
Japan — continued
Mitsubishi Motors Corp.	(11)	(4,139)	1		0.0	(g)
Mitsui E&S Co. Ltd.	(8)	(45,019)	(7)		0.0	(g)
Mitsui OSK Lines Ltd.	— (h)	(1,348)	—	(h)	0.0	(g)
MonotaRO Co. Ltd.	(10)	(24,402)	(5)		0.0	(g)
Murata Manufacturing Co. Ltd.	—	—	—		0.0	(g)
NEC Corp.	—	—	—		0.0	(g)
Nikon Corp.	(9)	(15,557)	(1)		0.0	(g)
Nippon Building Fund, Inc.	— (h)	(51,015)	(1)		0.0	(g)
Nippon Paint Holdings Co. Ltd.	(18)	(18,383)	—	(h)	0.0	(g)
Nippon Sanso Holdings Corp.	(1)	(4,686)	—	(h)	0.0	(g)
Nippon Steel Corp.	(261)	(160,343)	(47)		0.0	(g)
Nissan Motor Co. Ltd.	(9)	(3,529)	1		0.0	(g)
Nissin Foods Holdings Co. Ltd.	—	—	—		0.0	(g)
Niterra Co. Ltd.	(11)	(73,543)	3		0.0	(g)
Nitori Holdings Co. Ltd.	(7)	(17,886)	(1)		0.0	(g)
Nitto Boseki Co. Ltd.	— (h)	(2,162)	1		0.0	(g)
Nitto Denko Corp.	(43)	(161,497)	21		0.0	(g)
NTT, Inc.	(51)	(7,828)	(1)		0.0	(g)
Olympus Corp.	(6)	(11,168)	—	(h)	0.0	(g)
Omron Corp.	—	—	—		0.0	(g)
Organo Corp.	— (h)	(1,290)	—	(h)	0.0	(g)
Osaka Gas Co. Ltd.	(15)	(79,395)	(3)		0.0	(g)
PAL GROUP Holdings Co. Ltd.	(2)	(3,044)	—	(h)	0.0	(g)
Renesas Electronics Corp.	(12)	(26,310)	—	(h)	0.0	(g)
Resonac Holdings Corp.	(5)	(32,520)	(1)		0.0	(g)
Ryohin Keikaku Co. Ltd.	(2)	(7,200)	3		0.0	(g)
Sanwa Holdings Corp.	—	—	—		0.0	(g)
SBI Holdings, Inc.	(1)	(3,974)	—	(h)	0.0	(g)
SCREEN Holdings Co. Ltd.	(1)	(18,795)	(16)		0.0	(g)
SCSK Corp.	—	—	—		0.0	(g)
Seibu Holdings, Inc.	(13)	(58,049)	2		0.0	(g)
Sekisui Chemical Co. Ltd.	(23)	(59,189)	(6)		0.0	(g)
SG Holdings Co. Ltd.	(5)	(6,762)	1		0.0	(g)
Shimadzu Corp.	(5)	(19,550)	2		0.0	(g)
Shimano, Inc.	(4)	(71,638)	3		0.0	(g)
Shin-Etsu Chemical Co. Ltd.	— (h)	(969)	—	(h)	0.0	(g)
Shionogi & Co. Ltd.	(1)	(2,435)	(1)		0.0	(g)
Shiseido Co. Ltd.	(4)	(8,260)	2		0.0	(g)
Socionext, Inc.	(2)	(5,264)	—	(h)	0.0	(g)
Sojitz Corp.	(1)	(5,333)	—	(h)	0.0	(g)
Subaru Corp.	(4)	(13,751)	3		0.0	(g)
SUMCO Corp.	(2)	(2,459)	(1)		0.0	(g)
Sumitomo Forestry Co. Ltd.	(3)	(4,297)	—	(h)	0.0	(g)
Sumitomo Pharma Co. Ltd.	(12)	(27,402)	(3)		0.0	(g)
Sumitomo Realty & Development Co. Ltd.	(3)	(12,734)	1		0.0	(g)
Suntory Beverage & Food Ltd.	(3)	(16,089)	—	(h)	0.0	(g)
TDK Corp.	(4)	(8,028)	—	(h)	0.0	(g)
TIS, Inc.	(1)	(4,196)	—	(h)	0.0	(g)
Tohoku Electric Power Co., Inc.	—	—	—		0.0	(g)
Tokyo Gas Co. Ltd.	(1)	(4,965)	—	(h)	0.0	(g)
Tokyo Metro Co. Ltd.	(11)	(17,459)	(4)		0.0	(g)
Tokyo Ohka Kogyo Co. Ltd.	(1)	(6,448)	—	(h)	0.0	(g)

SEE NOTES TO FINANCIAL STATEMENTS.

476	SIX CIRCLES TRUST	DECEMBER 31, 2025

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
Short Positions — continued
Common Stocks — continued
Japan — continued
Tokyo Seimitsu Co. Ltd.	— (h)	(1,105)	—	(h)	0.0	(g)
Tokyu Corp.	(11)	(19,122)	(2)		0.0	(g)
Tokyu Fudosan Holdings Corp.	—	—	—		0.0	(g)
TOPPAN Holdings, Inc.	(5)	(22,135)	7		0.0	(g)
Toyo Suisan Kaisha Ltd.	(4)	(43,420)	3		0.0	(g)
Toyota Tsusho Corp.	(10)	(53,621)	2		0.0	(g)
West Japan Railway Co.	(5)	(16,170)	(2)		0.0	(g)
Yamaha Motor Co. Ltd.	(13)	(15,323)	4		0.0	(g)
Yamato Holdings Co. Ltd.	(5)	(9,686)	(2)		0.0	(g)
Yokogawa Electric Corp.	(3)	(13,006)	—	(h)	0.0	(g)
Yokohama Rubber Co. Ltd. (The)	(1)	(7,586)	2		0.0	(g)
Zensho Holdings Co. Ltd.	(7)	(58,643)	2		0.0	(g)
ZOZO, Inc.	(8)	(10,935)	2		0.0	(g)

Total Short Positions of Total Return Swaps		(2,689,640)	(67)		0.0	(g)

Long Positions
Common Stocks
Japan
Amada Co. Ltd.	15	28,170	(2)		0.0	(g)
ANA Holdings, Inc.	— (h)	898	—	(h)	0.0	(g)
Asahi Group Holdings Ltd.	16	25,498	—	(h)	0.0	(g)
Asahi Kasei Corp.	7	10,245	—	(h)	0.0	(g)
Astellas Pharma, Inc.	5	10,420	—	(h)	0.0	(g)
CyberAgent, Inc.	20	26,282	2		0.0	(g)
Dai Nippon Printing Co. Ltd.	1	3,563	—	(h)	0.0	(g)
Dai-ichi Life Holdings, Inc.	22	29,075	1		0.0	(g)
Daiichi Sankyo Co. Ltd.	1	4,669	—	(h)	0.0	(g)
Daito Trust Construction Co. Ltd.	12	35,834	2		0.0	(g)
Daiwa House Industry Co. Ltd.	9	44,215	3		0.0	(g)
Daiwa Securities Group, Inc.	35	47,670	2		0.0	(g)
Dentsu Group, Inc.	19	62,824	—	(h)	0.0	(g)
DMG Mori Co. Ltd.	— (h)	527	—	(h)	0.0	(g)
Eisai Co. Ltd.	— (h)	1,805	—	(h)	0.0	(g)
ENEOS Holdings, Inc.	52	57,211	4		0.0	(g)
Food & Life Cos. Ltd.	1	7,637	2		0.0	(g)
Fujitsu Ltd.	14	58,788	6		0.0	(g)
Fukuoka Financial Group, Inc.	4	19,730	—	(h)	0.0	(g)
Hamamatsu Photonics KK	2	3,375	—	(h)	0.0	(g)
Hitachi Ltd.	1	3,503	—	(h)	0.0	(g)
Hulic Co. Ltd.	1	1,899	—	(h)	0.0	(g)
Japan Airlines Co. Ltd.	3	8,990	—	(h)	0.0	(g)
Japan Post Holdings Co. Ltd.	7	10,758	1		0.0	(g)
Kandenko Co. Ltd.	— (h)	1,014	—	(h)	0.0	(g)
Kansai Electric Power Co., Inc. (The)	14	33,927	—	(h)	0.0	(g)
Kao Corp.	1	5,046	—	(h)	0.0	(g)
Kawasaki Kisen Kaisha Ltd.	5	11,405	2		0.0	(g)
Kobe Steel Ltd.	1	2,638	—	(h)	0.0	(g)
LY Corp.	14	5,854	—	(h)	0.0	(g)
Mazda Motor Corp.	3	4,139	(1)		0.0	(g)
Mitsubishi Electric Corp.	1	3,741	—	(h)	0.0	(g)
Mitsubishi Heavy Industries Ltd.	4	15,158	(1)		0.0	(g)
Mitsui Chemicals, Inc.	10	19,164	3		0.0	(g)

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2025	SIX CIRCLES TRUST	477

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2025 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

REFERENCE ENTITY	SHARES		NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)

Long Positions — continued
Common Stocks — continued
Japan — continued
Mitsui Fudosan Co. Ltd.	2		3,914	—	(h)	0.0	(g)
Mizuho Financial Group, Inc.	1		4,564	—	(h)	0.0	(g)
MS&AD Insurance Group Holdings, Inc.	5		17,875	(1)		0.0	(g)
NGK Insulators Ltd.	4		14,141	—	(h)	0.0	(g)
NH Foods Ltd.	1		6,603	—	(h)	0.0	(g)
NIDEC Corp.,	11		23,001	3		0.0	(g)
Nippon Yusen KK	2		9,772	3		0.0	(g)
Nomura Holdings, Inc.	4		5,031	—	(h)	0.0	(g)
Nomura Real Estate Holdings, Inc.	25		24,120	3		0.0	(g)
Nomura Research Institute Ltd.	1		4,833	—	(h)	0.0	(g)
Obayashi Corp.	13		43,111	—	(h)	0.0	(g)
Obic Co. Ltd.	1		2,466	—	(h)	0.0	(g)
Ono Pharmaceutical Co. Ltd.	2		4,799	—	(h)	0.0	(g)
Otsuka Corp.	1		3,274	—	(h)	0.0	(g)
Otsuka Holdings Co. Ltd.	4		35,420	(5)		0.0	(g)
Pan Pacific International Holdings Corp.	143		136,828	(21)		0.0	(g)
Panasonic Holdings Corp.	2		3,819	—	(h)	0.0	(g)
Resona Holdings, Inc.	1		2,140	—	(h)	0.0	(g)
Rohm Co. Ltd.	10		20,678	4		0.0	(g)
Secom Co. Ltd.	—	(h)	2,238	—	(h)	0.0	(g)
Seiko Epson Corp.	2		3,385	—	(h)	0.0	(g)
Shimizu Corp.	3		7,707	—	(h)	0.0	(g)
Skylark Holdings Co. Ltd.	2		5,171	(1)		0.0	(g)
Sompo Holdings, Inc.	—	(h)	2,109	—	(h)	0.0	(g)
Sony Group Corp.	1		3,960	—	(h)	0.0	(g)
Square Enix Holdings Co. Ltd.	1		2,252	—	(h)	0.0	(g)
Sumitomo Chemical Co. Ltd.	49		21,899	—	(h)	0.0	(g)
Sumitomo Metal Mining Co. Ltd.	—	(h)	1,218	—	(h)	0.0	(g)
Sumitomo Mitsui Trust Group, Inc.	30		139,801	10		0.0	(g)
Suzuki Motor Corp.	5		11,165	—	(h)	0.0	(g)
Sysmex Corp.	22		34,368	(2)		0.0	(g)
T&D Holdings, Inc.	4		15,820	(2)		0.0	(g)
Terumo Corp.	10		21,822	(2)		0.0	(g)
THK Co. Ltd.	4		17,978	(2)		0.0	(g)
Tokio Marine Holdings, Inc.	2		8,730	—	(h)	0.0	(g)
Tokyo Electric Power Co. Holdings Inc	27		17,666	1		0.0	(g)
Tokyo Electron Ltd.	—	(h)	9,951	2		0.0	(g)
Tosoh Corp.	23		52,976	—	(h)	0.0	(g)
Toyo Tire Corp.	1		3,578	(1)		0.0	(g)
Toyota Motor Corp.	28		96,740	(18)		0.0	(g)
Trend Micro, Inc./Japan	5		30,443	(8)		0.0	(g)
Unicharm Corp.	3		2,318	—	(h)	0.0	(g)
Yaskawa Electric Corp.	1		3,667	1		0.0	(g)

Total Long Positions of Total Return Swaps			1,489,023	(12)		0.0	(g)

Total of Long and Short Positions of Total Return Swaps			(1,200,617)	(79)		0.0	(g)

SEE NOTES TO FINANCIAL STATEMENTS.

478	SIX CIRCLES TRUST	DECEMBER 31, 2025

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE (1)	NET UNREALIZED APPRECIATION/ (DEPRECIATION) ($) (2)		NET CASH AND OTHER RECEIVABLES/ PAYABLES ($)	VALUE ($)
Morgan Stanley & Co.	The Fund receives a return on portfolio of long and short equity positions and pays or receives one day MUTSC on long positions and short positions respectively, plus or minus spread (rates range from -4.63% to 0.27%) which is denominated in JPY based on the local currencies of the positions within the swap	09/21/2027	316,364	—	(h)	42	42

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
Short Positions
Common Stocks
Finland
Disco Corp.	(1)	(24,085)	—	(h)	0.0	(g)
Nordea Bank Abp	(3)	(60,217)	—	(h)	0.0	(g)
Round One Corp.	(6)	(6,272)	—	(h)	0.0	(g)

Japan
Ajinomoto Co., Inc.	—	—	—		0.0	(g)
Anycolor, Inc.	(1)	(2,425)	—	(h)	0.0	(g)
Aozora Bank Ltd.	(1)	(1,756)	—	(h)	0.0	(g)
BayCurrent, Inc.	(1)	(3,900)	—	(h)	0.0	(g)
Central Japan Railway Co.	(6)	(24,287)	—	(h)	0.0	(g)
Chiba Bank Ltd./The	— (h)	(524)	—	(h)	0.0	(g)
Chubu Electric Power Co., Inc.	(2)	(5,548)	—	(h)	0.0	(g)
Credit Saison Co. Ltd.	(1)	(5,050)	—	(h)	0.0	(g)
Daihen Corp.	— (h)	(999)	—	(h)	0.0	(g)
Daito Trust Construction Co. Ltd.	— (h)	(597)	—	(h)	0.0	(g)
Daiwa House Industry Co. Ltd.	(1)	(5,198)	—	(h)	0.0	(g)
Daiwa Securities Group, Inc.	(6)	(7,949)	—	(h)	0.0	(g)
Denso Corp.	(11)	(24,170)	—	(h)	0.0	(g)
DMG Mori Co. Ltd.	(3)	(6,854)	—	(h)	0.0	(g)
East Japan Railway Co.	(2)	(6,611)	—	(h)	0.0	(g)
Ferrotec Corp.	(1)	(6,539)	—	(h)	0.0	(g)
Food & Life Cos. Ltd.	(1)	(6,330)	—	(h)	0.0	(g)
Freee KK	(2)	(4,808)	—	(h)	0.0	(g)
Furuno Electric Co. Ltd.	(1)	(4,788)	—	(h)	0.0	(g)
GMO Payment Gateway, Inc.	—	—	—		0.0	(g)
GNI Group Ltd.	(1)	(1,930)	—	(h)	0.0	(g)
GS Yuasa Corp.	— (h)	(750)	—	(h)	0.0	(g)
Gunma Bank Ltd./The	— (h)	(346)	—	(h)	0.0	(g)
Hamamatsu Photonics KK	(4)	(7,308)	—	(h)	0.0	(g)
Harmonic Drive Systems, Inc.	(3)	(11,340)	—	(h)	0.0	(g)
Hino Motors Ltd.	(5)	(2,007)	—	(h)	0.0	(g)
Hokkaido Electric Power Co., Inc.	(6)	(6,516)	—	(h)	0.0	(g)
Hokuhoku Financial Group, Inc.	— (h)	(1,377)	—	(h)	0.0	(g)
Honda Motor Co. Ltd.	(40)	(60,979)	—	(h)	0.0	(g)
Hoya Corp.	— (h)	(4,737)	—	(h)	0.0	(g)
Hulic Co. Ltd.	(4)	(7,029)	—	(h)	0.0	(g)
Ibiden Co. Ltd.	(8)	(52,502)	—	(h)	0.0	(g)

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2025	SIX CIRCLES TRUST	479

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2025 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
Short Positions — continued
Common Stocks — continued
Japan — continued
IHI Corp.	(18)	(48,479)	—	(h)	0.0	(g)
Internet Initiative Japan, Inc.	— (h)	(553)	—	(h)	0.0	(g)
ITOCHU Corp.	(23)	(45,425)	—	(h)	0.0	(g)
Iwatani Corp.	— (h)	(494)	—	(h)	0.0	(g)
Iyogin Holdings, Inc.	— (h)	(765)	—	(h)	0.0	(g)
J Front Retailing Co. Ltd.	(1)	(2,853)	—	(h)	0.0	(g)
Japan Airport Terminal Co. Ltd.	— (h)	(1,316)	—	(h)	0.0	(g)
Japan Steel Works Ltd. (The)	(1)	(9,215)	—	(h)	0.0	(g)
Jeol Ltd.	—	—	—		0.0	(g)
JFE Holdings, Inc.	(7)	(12,984)	—	(h)	0.0	(g)
JGC Holdings Corp.	(1)	(1,330)	—	(h)	0.0	(g)
JX Advanced Metals Corp.	—	—	—		0.0	(g)
Kadokawa Corp.	(1)	(2,541)	—	(h)	0.0	(g)
Kajima Corp.	(1)	(3,501)	—	(h)	0.0	(g)
Kansai Electric Power Co., Inc. (The)	(7)	(18,167)	—	(h)	0.0	(g)
Kansai Paint Co. Ltd.	(2)	(4,455)	—	(h)	0.0	(g)
Kawasaki Heavy Industries Ltd.	—	—	—		0.0	(g)
Kawasaki Kisen Kaisha Ltd.	—	—	—		0.0	(g)
KDDI Corp.	(3)	(7,584)	—	(h)	0.0	(g)
Keio Corp.	— (h)	(1,622)	—	(h)	0.0	(g)
Keisei Electric Railway Co. Ltd.	(5)	(6,703)	—	(h)	0.0	(g)
Kikkoman Corp.	(4)	(4,977)	—	(h)	0.0	(g)
Kintetsu Group Holdings Co. Ltd.	(2)	(6,140)	—	(h)	0.0	(g)
Kioxia Holdings Corp.	(3)	(35,479)	—	(h)	0.0	(g)
Kirin Holdings Co. Ltd.	(6)	(14,792)	—	(h)	0.0	(g)
Koito Manufacturing Co. Ltd.	— (h)	(693)	—	(h)	0.0	(g)
Kokusai Electric Corp.	(16)	(86,272)	—	(h)	0.0	(g)
Komatsu Ltd.	(3)	(16,000)	—	(h)	0.0	(g)
Konica Minolta, Inc.	(3)	(1,836)	—	(h)	0.0	(g)
Kose Holdings Corp.	(1)	(3,144)	—	(h)	0.0	(g)
Kraftia Corp.	— (h)	(1,539)	—	(h)	0.0	(g)
Kubota Corp.	(3)	(7,093)	—	(h)	0.0	(g)
Kyocera Corp.	(4)	(8,127)	—	(h)	0.0	(g)
Kyoritsu Maintenance Co. Ltd.	(1)	(3,643)	—	(h)	0.0	(g)
Kyowa Kirin Co. Ltd.	(1)	(1,264)	—	(h)	0.0	(g)
Lasertec Corp.	(1)	(41,503)	—	(h)	0.0	(g)
M3, Inc.	(8)	(16,278)	—	(h)	0.0	(g)
Marubeni Corp.	(4)	(17,847)	—	(h)	0.0	(g)
Maruwa Co. Ltd./Aichi	— (h)	(4,260)	—	(h)	0.0	(g)
Mazda Motor Corp.	(10)	(11,946)	—	(h)	0.0	(g)
MEIJI Holdings Co. Ltd.	(2)	(5,924)	—	(h)	0.0	(g)
Meiko Electronics Co. Ltd.	— (h)	(1,071)	—	(h)	0.0	(g)
Mercari, Inc.	(8)	(25,677)	—	(h)	0.0	(g)
Micronics Japan Co. Ltd.	(1)	(4,935)	—	(h)	0.0	(g)
MISUMI Group, Inc.	—	—	—		0.0	(g)
Mitsubishi Corp.	—	—	—		0.0	(g)
Mitsubishi Gas Chemical Co., Inc.	(1)	(3,123)	—	(h)	0.0	(g)
Mitsubishi HC Capital, Inc.	(1)	(656)	—	(h)	0.0	(g)
Mitsubishi Logistics Corp.	(2)	(2,874)	—	(h)	0.0	(g)
Mitsubishi Materials Corp.	(1)	(4,037)	—	(h)	0.0	(g)
Mitsubishi Motors Corp.	(17)	(6,196)	—	(h)	0.0	(g)
Mitsui E&S Co. Ltd.	(5)	(25,576)	—	(h)	0.0	(g)

SEE NOTES TO FINANCIAL STATEMENTS.

480	SIX CIRCLES TRUST	DECEMBER 31, 2025

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
Short Positions — continued
Common Stocks — continued
Japan — continued
Mizuho Financial Group, Inc.	(5)	(27,360)	—	(h)	0.0	(g)
Money Forward, Inc.	(1)	(3,268)	—	(h)	0.0	(g)
Musashi Seimitsu Industry Co. Ltd.	(1)	(2,043)	—	(h)	0.0	(g)
NHK Spring Co. Ltd.	— (h)	(755)	—	(h)	0.0	(g)
NIPPON EXPRESS HOLDINGS, Inc.	(1)	(1,676)	—	(h)	0.0	(g)
Nippon Paint Holdings Co. Ltd.	(13)	(13,303)	—	(h)	0.0	(g)
Nippon Sanso Holdings Corp.	(1)	(2,801)	—	(h)	0.0	(g)
Nippon Steel Corp.	(27)	(17,329)	—	(h)	0.0	(g)
Nissan Motor Co. Ltd.	(63)	(24,498)	—	(h)	0.0	(g)
Nissin Foods Holdings Co. Ltd.	(5)	(13,393)	—	(h)	0.0	(g)
Niterra Co. Ltd.	— (h)	(1,378)	—	(h)	0.0	(g)
Nitori Holdings Co. Ltd.	(7)	(18,375)	—	(h)	0.0	(g)
Nitto Boseki Co. Ltd.	—	—	—		0.0	(g)
Nomura Holdings, Inc.	(4)	(4,814)	—	(h)	0.0	(g)
Nomura Micro Science Co. Ltd.	(1)	(2,085)	—	(h)	0.0	(g)
Nomura Real Estate Holdings, Inc.	(2)	(1,934)	—	(h)	0.0	(g)
North Pacific Bank Ltd.	(2)	(1,950)	—	(h)	0.0	(g)
NTT, Inc.	(150)	(23,592)	—	(h)	0.0	(g)
Odakyu Electric Railway Co. Ltd.	(1)	(854)	—	(h)	0.0	(g)
Olympus Corp.	(5)	(9,129)	—	(h)	0.0	(g)
Omron Corp.	(3)	(12,672)	—	(h)	0.0	(g)
Ono Pharmaceutical Co. Ltd.	— (h)	(652)	—	(h)	0.0	(g)
Open House Group Co. Ltd.	— (h)	(1,840)	—	(h)	0.0	(g)
Oracle Corp. Japan	— (h)	(1,319)	—	(h)	0.0	(g)
Oriental Land Co. Ltd./Japan	(4)	(12,464)	—	(h)	0.0	(g)
Panasonic Holdings Corp.	(16)	(32,781)	—	(h)	0.0	(g)
Park24 Co. Ltd.	(2)	(3,135)	—	(h)	0.0	(g)
Penta-Ocean Construction Co. Ltd.	(4)	(5,672)	—	(h)	0.0	(g)
PeptiDream, Inc.	— (h)	(331)	—	(h)	0.0	(g)
Rakuten Group, Inc.	(25)	(25,100)	—	(h)	0.0	(g)
Resonac Holdings Corp.	(2)	(11,747)	—	(h)	0.0	(g)
Rohm Co. Ltd.	(5)	(10,656)	—	(h)	0.0	(g)
Rohto Pharmaceutical Co. Ltd.	(3)	(8,410)	—	(h)	0.0	(g)
Sanrio Co. Ltd.	(6)	(31,469)	—	(h)	0.0	(g)
SBI Holdings, Inc.	(4)	(13,500)	—	(h)	0.0	(g)
SCSK Corp.	—	—	—		0.0	(g)
Sega Sammy Holdings, Inc.	(1)	(1,958)	—	(h)	0.0	(g)
Sekisui Chemical Co. Ltd.	(1)	(1,318)	—	(h)	0.0	(g)
SG Holdings Co. Ltd.	(2)	(2,867)	—	(h)	0.0	(g)
Sharp Corp/Japan	— (h)	(308)	—	(h)	0.0	(g)
Shibaura Mechatronics Corp.	(1)	(11,364)	—	(h)	0.0	(g)
SHIFT, Inc.	(2)	(2,259)	—	(h)	0.0	(g)
Shimano, Inc.	(1)	(13,228)	—	(h)	0.0	(g)
Shiseido Co. Ltd.	(13)	(28,703)	—	(h)	0.0	(g)
Sinfonia Technology Co. Ltd.	— (h)	(907)	—	(h)	0.0	(g)
Skylark Holdings Co. Ltd.	— (h)	(1,010)	—	(h)	0.0	(g)
SMC Corp.	— (h)	(16,338)	—	(h)	0.0	(g)
SoftBank Corp.	(4)	(838)	—	(h)	0.0	(g)
SoftBank Group Corp.	(12)	(52,800)	—	(h)	0.0	(g)
SUMCO Corp.	(15)	(21,668)	—	(h)	0.0	(g)
Sumitomo Forestry Co. Ltd.	(3)	(5,295)	—	(h)	0.0	(g)
Sumitomo Metal Mining Co. Ltd.	(2)	(15,257)	—	(h)	0.0	(g)

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2025	SIX CIRCLES TRUST	481

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2025 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
Short Positions — continued
Common Stocks — continued
Japan — continued
Sumitomo Rubber Industries Ltd.	(3)	(7,965)	—	(h)	0.0	(g)
Sundrug Co. Ltd.	— (h)	(861)	—	(h)	0.0	(g)
Suntory Beverage & Food Ltd.	— (h)	(1,418)	—	(h)	0.0	(g)
Suzuki Motor Corp.	(2)	(3,969)	—	(h)	0.0	(g)
SWCC Corp.	(1)	(11,374)	—	(h)	0.0	(g)
Sysmex Corp.	(4)	(5,707)	—	(h)	0.0	(g)
Taiyo Yuden Co. Ltd.	(3)	(9,912)	—	(h)	0.0	(g)
Takashimaya Co. Ltd.	(2)	(2,791)	—	(h)	0.0	(g)
TDK Corp.	—	—	—		0.0	(g)
Tobu Railway Co. Ltd.	— (h)	(528)	—	(h)	0.0	(g)
Tokyo Electric Power Co. Holdings, Inc.	(20)	(13,343)	—	(h)	0.0	(g)
Tokyo Keiki, Inc.	— (h)	(2,140)	—	(h)	0.0	(g)
Tokyo Metro Co. Ltd.	(6)	(9,248)	—	(h)	0.0	(g)
Tokyo Ohka Kogyo Co. Ltd.	— (h)	(580)	—	(h)	0.0	(g)
Tokyo Tatemono Co. Ltd.	(1)	(2,482)	—	(h)	0.0	(g)
Tokyu Corp.	(1)	(2,562)	—	(h)	0.0	(g)
TOPPAN Holdings, Inc.	— (h)	(1,864)	—	(h)	0.0	(g)
Toridoll Holdings Corp.	— (h)	(848)	—	(h)	0.0	(g)
TOTO Ltd.	— (h)	(433)	—	(h)	0.0	(g)
Toyo Suisan Kaisha Ltd.	— (h)	(3,225)	—	(h)	0.0	(g)
Tri Chemical Laboratories, Inc.	(1)	(3,523)	—	(h)	0.0	(g)
Tsumura & Co.	— (h)	(1,223)	—	(h)	0.0	(g)
Unicharm Corp.	(4)	(3,759)	—	(h)	0.0	(g)
West Japan Railway Co.	— (h)	(313)	—	(h)	0.0	(g)
Yakult Honsha Co. Ltd.	(3)	(7,590)	—	(h)	0.0	(g)
Yamada Holdings Co. Ltd.	(3)	(1,507)	—	(h)	0.0	(g)
Yamaha Corp.	(1)	(1,420)	—	(h)	0.0	(g)
Yamaha Motor Co. Ltd.	(4)	(4,290)	—	(h)	0.0	(g)
Yamato Holdings Co. Ltd.	(1)	(1,546)	—	(h)	0.0	(g)
Yokohama Rubber Co. Ltd./The	— (h)	(1,203)	—	(h)	0.0	(g)
Zensho Holdings Co. Ltd.	(3)	(22,437)	—	(h)	0.0	(g)

Total Short Positions of Total Return Swaps		(1,545,081)	—	(h)	0.0	(g)

Long Positions
Common Stocks
Japan
ABC-Mart, Inc.	— (h)	531	—	(h)	0.0	(g)
Advantest Corp.	2	31,416	—	(h)	0.0	(g)
Aeon Co. Ltd.	2	5,697	—	(h)	0.0	(g)
Aisin Corp.	4	12,582	—	(h)	0.0	(g)
Alps Alpine Co. Ltd.	1	1,595	—	(h)	0.0	(g)
Amada Co. Ltd.	3	4,630	—	(h)	0.0	(g)
ANA Holdings, Inc.	1	1,490	—	(h)	0.0	(g)
Anritsu Corp.	1	1,571	—	(h)	0.0	(g)
Asahi Intecc Co. Ltd.	1	3,231	—	(h)	0.0	(g)
Asics Corp.	9	32,668	—	(h)	0.0	(g)
Astellas Pharma, Inc.	12	24,279	—	(h)	0.0	(g)
Azbil Corp.	1	1,849	—	(h)	0.0	(g)
Bandai Namco Holdings, Inc.	5	20,026	—	(h)	0.0	(g)
BIPROGY, Inc.	— (h)	1,624	—	(h)	0.0	(g)
Bridgestone Corp.	1	2,108	—	(h)	0.0	(g)
Brother Industries Ltd.	1	3,122	—	(h)	0.0	(g)

SEE NOTES TO FINANCIAL STATEMENTS.

482	SIX CIRCLES TRUST	DECEMBER 31, 2025

REFERENCE ENTITY	SHARES		NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
Long Positions — continued
Common Stocks — continued
Japan — continued
Canon, Inc.	3		11,582	—	(h)	0.0	(g)
Capcom Co. Ltd.	1		2,556	—	(h)	0.0	(g)
Chugai Pharmaceutical Co. Ltd.	2		14,837	—	(h)	0.0	(g)
Coca-Cola Bottlers Japan Holdings, Inc.	1		1,584	—	(h)	0.0	(g)
COMSYS Holdings Corp.	—	(h)	1,822	—	(h)	0.0	(g)
Cosmo Energy Holdings Co. Ltd.	1		2,505	—	(h)	0.0	(g)
CyberAgent, Inc.	11		14,584	—	(h)	0.0	(g)
Dai Nippon Printing Co. Ltd.	1		1,886	—	(h)	0.0	(g)
Daifuku Co. Ltd.	4		18,726	—	(h)	0.0	(g)
Dai-ichi Life Holdings, Inc.	8		10,037	—	(h)	0.0	(g)
Daiichi Sankyo Co. Ltd.	9		30,132	—	(h)	0.0	(g)
DeNA Co. Ltd.	5		11,421	—	(h)	0.0	(g)
Dentsu Group, Inc.	1		3,656	—	(h)	0.0	(g)
Dexerials Corp.	1		2,629	—	(h)	0.0	(g)
Ebara Corp.	2		6,263	—	(h)	0.0	(g)
ENEOS Holdings, Inc.	44		48,929	—	(h)	0.0	(g)
FANUC Corp.	7		41,980	—	(h)	0.0	(g)
FFRI Security, Inc.	—	(h)	702	—	(h)	0.0	(g)
FUJIFILM Holdings Corp.	1		3,678	—	(h)	0.0	(g)
Fujikura Ltd.	—	(h)	5,232	—	(h)	0.0	(g)
Fujitsu Ltd.	4		19,048	—	(h)	0.0	(g)
Furukawa Electric Co. Ltd.	4		43,043	—	(h)	0.0	(g)
Haseko Corp.	—	(h)	622	—	(h)	0.0	(g)
Hitachi Construction Machinery Co. Ltd.	1		3,704	—	(h)	0.0	(g)
Hitachi Ltd.	15		74,020	—	(h)	0.0	(g)
Horiba Ltd.	1		7,980	—	(h)	0.0	(g)
Idemitsu Kosan Co. Ltd.	8		9,701	—	(h)	0.0	(g)
Inpex Corp.	11		34,397	—	(h)	0.0	(g)
Japan Airlines Co. Ltd.	1		2,615	—	(h)	0.0	(g)
Japan Exchange Group, Inc.	1		1,676	—	(h)	0.0	(g)
Japan Post Holdings Co. Ltd.	4		6,437	—	(h)	0.0	(g)
Japan Real Estate Investment Corp.	—	(h)	1,440	—	(h)	0.0	(g)
Japan Tobacco, Inc.	1		5,076	—	(h)	0.0	(g)
Kakaku.com, Inc.	3		7,167	—	(h)	0.0	(g)
Kandenko Co. Ltd.	—	(h)	1,508	—	(h)	0.0	(g)
Kao Corp.	2		9,391	—	(h)	0.0	(g)
Kewpie Corp.	1		2,596	—	(h)	0.0	(g)
Keyence Corp.	1		45,344	—	(h)	0.0	(g)
Kinden Corp.	—	(h)	2,717	—	(h)	0.0	(g)
Kobe Bussan Co. Ltd.	—	(h)	1,137	—	(h)	0.0	(g)
Kobe Steel Ltd.	1		1,657	—	(h)	0.0	(g)
Konami Group Corp.	1		21,330	—	(h)	0.0	(g)
Kuraray Co. Ltd.	—	(h)	635	—	(h)	0.0	(g)
Kurita Water Industries Ltd.	1		6,983	—	(h)	0.0	(g)
Liberaware Co. Ltd.	—	(h)	373	—	(h)	0.0	(g)
Lion Corp.	1		1,979	—	(h)	0.0	(g)
Lixil Corp.	2		3,978	—	(h)	0.0	(g)
Makita Corp.	4		18,948	—	(h)	0.0	(g)
MatsukiyoCocokara & Co.	3		7,594	—	(h)	0.0	(g)
Mebuki Financial Group, Inc.	6		5,917	—	(h)	0.0	(g)
MINEBEA MITSUMI, Inc.	4		13,192	—	(h)	0.0	(g)
Mitsubishi Chemical Group Corp.	2		1,556	—	(h)	0.0	(g)

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2025	SIX CIRCLES TRUST	483

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2025 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

REFERENCE ENTITY	SHARES		NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
Long Positions — continued
Common Stocks — continued
Japan — continued
Mitsubishi Electric Corp.	15		66,941	—	(h)	0.0	(g)
Mitsubishi Estate Co. Ltd.	—	(h)	1,528	—	(h)	0.0	(g)
Mitsubishi Heavy Industries Ltd.	4		15,360	—	(h)	0.0	(g)
Mitsubishi UFJ Financial Group, Inc.	23		56,342	—	(h)	0.0	(g)
Mitsui Fudosan Co. Ltd.	1		1,246	—	(h)	0.0	(g)
Mitsui Kinzoku Co. Ltd.	—	(h)	7,054	—	(h)	0.0	(g)
Mitsui OSK Lines Ltd.	2		9,420	—	(h)	0.0	(g)
Modec, Inc.	1		11,900	—	(h)	0.0	(g)
Monex Group, Inc.	1		731	—	(h)	0.0	(g)
MS&AD Insurance Group Holdings, Inc.	5		19,152	—	(h)	0.0	(g)
Murata Manufacturing Co. Ltd.	7		21,099	—	(h)	0.0	(g)
Namura Shipbuilding Co. Ltd.	3		11,682	—	(h)	0.0	(g)
NEC Corp.	2		8,496	—	(h)	0.0	(g)
Nexon Co. Ltd.	4		16,073	—	(h)	0.0	(g)
NGK Insulators Ltd.	3		8,377	—	(h)	0.0	(g)
NIDEC Corp.,	17		36,884	—	(h)	0.0	(g)
Nihon M&A Center Holdings, Inc.	—	(h)	288	—	(h)	0.0	(g)
Nintendo Co. Ltd.	4		37,082	—	(h)	0.0	(g)
Nippon Building Fund, Inc.	—	(h)	2,144	—	(h)	0.0	(g)
Nippon Electric Glass Co. Ltd.	1		6,155	—	(h)	0.0	(g)
Nippon Television Holdings, Inc.	—	(h)	761	—	(h)	0.0	(g)
Nippon Yusen KK	5		23,867	—	(h)	0.0	(g)
NOF Corp.	1		2,409	—	(h)	0.0	(g)
Nomura Research Institute Ltd.	1		3,011	—	(h)	0.0	(g)
Obayashi Corp.	3		9,480	—	(h)	0.0	(g)
Obic Co. Ltd.	—	(h)	984	—	(h)	0.0	(g)
Oji Holdings Corp.	4		3,011	—	(h)	0.0	(g)
ORIX Corp.	1		4,099	—	(h)	0.0	(g)
Osaka Gas Co. Ltd.	2		8,688	—	(h)	0.0	(g)
Otsuka Corp.	2		5,171	—	(h)	0.0	(g)
Otsuka Holdings Co. Ltd.	1		11,535	—	(h)	0.0	(g)
PAL GROUP Holdings Co. Ltd.	1		2,850	—	(h)	0.0	(g)
Pan Pacific International Holdings Corp.	2		2,144	—	(h)	0.0	(g)
Persol Holdings Co. Ltd.	14		4,156	—	(h)	0.0	(g)
Pigeon Corp.	—	(h)	483	—	(h)	0.0	(g)
Rakus Co. Ltd.	3		2,808	—	(h)	0.0	(g)
Recruit Holdings Co. Ltd.	17		151,284	—	(h)	0.0	(g)
Renesas Electronics Corp.	32		69,336	—	(h)	0.0	(g)
Resona Holdings, Inc.	17		25,232	—	(h)	0.0	(g)
Rinnai Corp.	1		1,980	—	(h)	0.0	(g)
Rorze Corp.	—	(h)	674	—	(h)	0.0	(g)
Ryohin Keikaku Co. Ltd.	4		9,737	—	(h)	0.0	(g)
Sankyo Co. Ltd.	2		4,320	—	(h)	0.0	(g)
Sankyu, Inc.	—	(h)	846	—	(h)	0.0	(g)
Santen Pharmaceutical Co. Ltd.	1		1,626	—	(h)	0.0	(g)
Sanwa Holdings Corp.	1		4,895	—	(h)	0.0	(g)
Sapporo Holdings Ltd.	1		843	—	(h)	0.0	(g)
SCREEN Holdings Co. Ltd.	3		44,196	—	(h)	0.0	(g)
Secom Co. Ltd.	—	(h)	1,672	—	(h)	0.0	(g)
Seven & i Holdings Co. Ltd.	7		15,753	—	(h)	0.0	(g)
Shimamura Co. Ltd.	—	(h)	1,022	—	(h)	0.0	(g)
Shimizu Corp.	9		24,817	—	(h)	0.0	(g)

SEE NOTES TO FINANCIAL STATEMENTS.

484	SIX CIRCLES TRUST	DECEMBER 31, 2025

REFERENCE ENTITY	SHARES		NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
Long Positions — continued
Common Stocks — continued
Japan — continued
Shizuoka Financial Group, Inc.	1		3,162	—	(h)	0.0	(g)
Socionext, Inc.	5		11,166	—	(h)	0.0	(g)
Sompo Holdings, Inc.	6		33,083	—	(h)	0.0	(g)
Sony Group Corp.	6		24,144	—	(h)	0.0	(g)
Square Enix Holdings Co. Ltd.	1		1,430	—	(h)	0.0	(g)
Subaru Corp.	2		8,148	—	(h)	0.0	(g)
Sumitomo Chemical Co. Ltd.	3		1,337	—	(h)	0.0	(g)
Sumitomo Corp.	3		13,530	—	(h)	0.0	(g)
Sumitomo Electric Industries Ltd.	8		51,232	—	(h)	0.0	(g)
Sumitomo Mitsui Financial Group, Inc.	2		9,578	—	(h)	0.0	(g)
Sumitomo Mitsui Trust Group, Inc.	6		27,229	—	(h)	0.0	(g)
Sumitomo Realty & Development Co. Ltd.	4		15,728	—	(h)	0.0	(g)
T&D Holdings, Inc.	1		3,253	—	(h)	0.0	(g)
Taiheiyo Cement Corp.	—	(h)	1,165	—	(h)	0.0	(g)
Takasago Thermal Engineering Co. Ltd.	—	(h)	1,774	—	(h)	0.0	(g)
Takeda Pharmaceutical Co. Ltd.	2		11,604	—	(h)	0.0	(g)
Terumo Corp.	9		19,976	—	(h)	0.0	(g)
THK Co. Ltd.	1		5,209	—	(h)	0.0	(g)
Tokio Marine Holdings, Inc.	2		13,379	—	(h)	0.0	(g)
Tokyo Electron Ltd.	1		37,752	—	(h)	0.0	(g)
Tokyo Gas Co. Ltd.	2		9,928	—	(h)	0.0	(g)
Tokyu Fudosan Holdings Corp.	—	(h)	143	—	(h)	0.0	(g)
Toray Industries, Inc.	8		7,854	—	(h)	0.0	(g)
Toyo Engineering Corp.	—	(h)	616	—	(h)	0.0	(g)
Toyo Tire Corp.	1		5,202	—	(h)	0.0	(g)
Trend Micro, Inc./Japan	1		6,502	—	(h)	0.0	(g)
Tsuruha Holdings, Inc.	1		2,015	—	(h)	0.0	(g)
Visional, Inc.	—	(h)	2,002	—	(h)	0.0	(g)
Yokogawa Electric Corp.	—	(h)	1,505	—	(h)	0.0	(g)
Yokohama Financial Group, Inc.	3		3,234	—	(h)	0.0	(g)

Total Long Positions of Total Return Swaps			1,861,445	—	(h)	0.0	(g)

Total of Long and Short Positions of Total Return Swaps			316,364	—	(h)	0.0	(g)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE (1)	NET UNREALIZED APPRECIATION/ (DEPRECIATION) ($) (2)		NET CASH AND OTHER RECEIVABLES/ PAYABLES ($)		VALUE ($)
Morgan Stanley & Co.	The Fund receives a return on portfolio of long and short equity positions and pays or receives one month KORIBOR on long positions and short positions respectively, plus or minus spread (rates range from -4.63% to 0.4%) which is denominated in KRW based on the local currencies of the positions within the swap	09/23/2027	15,511	—	(h)	—	(h)	—	(h)

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2025	SIX CIRCLES TRUST	485

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2025 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

REFERENCE ENTITY	SHARES		NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
Short Positions
Common Stocks
Finland
Nordea Bank Abp	(2)		(541,409)	—	(h)	0.0	(g)

South Korea
Celltrion, Inc.	—	(h)	(73,848)	—	(h)	0.0	(g)
CJ CheilJedang Corp.	—	(h)	(11,024)	—	(h)	0.0	(g)
Classys, Inc.	—	(h)	(4,524)	—	(h)	0.0	(g)
DB Insurance Co. Ltd.	—	(h)	(14,552)	—	(h)	0.0	(g)
Doosan Co. Ltd.	—	(h)	(13,277)	—	(h)	0.0	(g)
Doosan Enerbility Co. Ltd.	(5)		(384,632)	—	(h)	0.0	(g)
Ecopro Co. Ltd.	—	(h)	(1,816)	—	(h)	0.0	(g)
Eo Technics Co. Ltd.	—	(h)	(39,440)	—	(h)	0.0	(g)
Hankook Tire & Technology Co. Ltd.	—	(h)	(27,576)	—	(h)	0.0	(g)
Hanwha Aerospace Co. Ltd.	—	(h)	(319,940)	—	(h)	0.0	(g)
Hanwha Solutions Corp.	(2)		(44,622)	—	(h)	0.0	(g)
HLB, Inc.	(1)		(30,988)	—	(h)	0.0	(g)
Hyosung Heavy Industries Corp.	—	(h)	(3,562)	—	(h)	0.0	(g)
Hyundai Engineering & Construction Co. Ltd.	(2)		(153,028)	—	(h)	0.0	(g)
Hyundai Steel Co.	(1)		(26,796)	—	(h)	0.0	(g)
IsuPetasys Co. Ltd.	(2)		(253,300)	—	(h)	0.0	(g)
JYP Entertainment Corp.	—	(h)	(12,995)	—	(h)	0.0	(g)
KB Financial Group, Inc.	—	(h)	(46,014)	—	(h)	0.0	(g)
Kolmar Korea Co. Ltd.	—	(h)	(18,195)	—	(h)	0.0	(g)
Korea Aerospace Industries Ltd.	(1)		(147,347)	—	(h)	0.0	(g)
Kumho Petrochemical Co. Ltd.	—	(h)	(19,674)	—	(h)	0.0	(g)
LG Chem Ltd.	(1)		(256,077)	—	(h)	0.0	(g)
LG Electronics, Inc.	—	(h)	(12,315)	—	(h)	0.0	(g)
LG Energy Solution Ltd.	—	(h)	(5,159)	—	(h)	0.0	(g)
LIG Nex1 Co. Ltd.	—	(h)	(62,308)	—	(h)	0.0	(g)
LigaChem Biosciences, Inc.	—	(h)	(26,750)	—	(h)	0.0	(g)
LS Corp.	—	(h)	(12,594)	—	(h)	0.0	(g)
LS Electric Co. Ltd.	—	(h)	(93,840)	—	(h)	0.0	(g)
Mirae Asset Securities Co. Ltd.	(1)		(19,497)	—	(h)	0.0	(g)
NAVER Corp.	—	(h)	(63,535)	—	(h)	0.0	(g)
NH Investment & Securities Co. Ltd.	(1)		(22,999)	—	(h)	0.0	(g)
Peptron, Inc.	—	(h)	(53,848)	—	(h)	0.0	(g)
PharmaResearch Co. Ltd.	—	(h)	(3,627)	—	(h)	0.0	(g)
Poongsan Corp.	(1)		(84,987)	—	(h)	0.0	(g)
POSCO Holdings, Inc.	(1)		(198,860)	—	(h)	0.0	(g)
Posco International Corp.	(1)		(27,082)	—	(h)	0.0	(g)
Samsung Fire & Marine Insurance Co. Ltd.	—	(h)	(14,413)	—	(h)	0.0	(g)
Samsung Heavy Industries Co. Ltd.	(3)		(62,009)	—	(h)	0.0	(g)
Samsung SDI Co. Ltd.	(1)		(264,919)	—	(h)	0.0	(g)
Samsung Securities Co. Ltd.	—	(h)	(25,410)	—	(h)	0.0	(g)
SK hynix, Inc.	—	(h)	(31,899)	—	(h)	0.0	(g)
SK Innovation Co. Ltd.	(1)		(119,315)	—	(h)	0.0	(g)
S-Oil Corp.	—	(h)	(18,509)	—	(h)	0.0	(g)
Taihan Cable & Solution Co. Ltd.	(3)		(65,036)	—	(h)	0.0	(g)
TechWing, Inc.	—	(h)	(5,267)	—	(h)	0.0	(g)

Total Short Positions of Total Return Swaps			(3,738,814)	—	(h)	0.0	(g)

SEE NOTES TO FINANCIAL STATEMENTS.

486	SIX CIRCLES TRUST	DECEMBER 31, 2025

REFERENCE ENTITY	SHARES		NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)

Long Positions
Common Stocks
Finland
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	1		228,327	—	(h)	0.0	(g)
Nordea Bank Abp	—	(h)	18,842	—	(h)	0.0	(g)

South Korea
Alteogen, Inc.	—	(h)	55,289	—	(h)	0.0	(g)
BHI Co. Ltd.	1		27,196	—	(h)	0.0	(g)
CJ Corp.	—	(h)	17,888	—	(h)	0.0	(g)
E-MART, Inc.	—	(h)	4,959	—	(h)	0.0	(g)
Hana Financial Group, Inc.	1		91,653	—	(h)	0.0	(g)
Hanwha Engine	3		110,467	—	(h)	0.0	(g)
HD Hyundai Co. Ltd.	—	(h)	77,096	—	(h)	0.0	(g)
HD Hyundai Electric Co. Ltd.	—	(h)	212,850	—	(h)	0.0	(g)
HD Hyundai Heavy Industries Co. Ltd.	1		283,004	—	(h)	0.0	(g)
HD-Hyundai Marine Engine	—	(h)	36,785	—	(h)	0.0	(g)
HMM Co. Ltd.	—	(h)	4,285	—	(h)	0.0	(g)
Hugel, Inc.	—	(h)	19,362	—	(h)	0.0	(g)
Hyundai Elevator Co. Ltd.	—	(h)	24,459	—	(h)	0.0	(g)
Hyundai Glovis Co. Ltd.	—	(h)	18,421	—	(h)	0.0	(g)
Hyundai Mobis Co. Ltd.	—	(h)	10,071	—	(h)	0.0	(g)
Hyundai Rotem Co. Ltd.	1		112,176	—	(h)	0.0	(g)
Industrial Bank of Korea	—	(h)	6,264	—	(h)	0.0	(g)
Kakao Corp.	8		497,628	—	(h)	0.0	(g)
Kakaopay Corp.	3		147,791	—	(h)	0.0	(g)
KEPCO Engineering & Construction Co., Inc.	—	(h)	31,680	—	(h)	0.0	(g)
Kia Corp.	—	(h)	18,392	—	(h)	0.0	(g)
Korea Gas Corp.	1		20,082	—	(h)	0.0	(g)
KT&G Corp.	—	(h)	15,347	—	(h)	0.0	(g)
LG CNS Co. Ltd.	—	(h)	24,130	—	(h)	0.0	(g)
LG Corp.	—	(h)	17,108	—	(h)	0.0	(g)
LG Uplus Corp.	1		21,992	—	(h)	0.0	(g)
NCSoft Corp.	—	(h)	14,508	—	(h)	0.0	(g)
Orion Corp	—	(h)	16,066	—	(h)	0.0	(g)
Samsung E&A Co. Ltd.	1		28,139	—	(h)	0.0	(g)
Samsung Electronics Co. Ltd.	11		1,354,630	—	(h)	0.0	(g)
Sanil Electric Co. Ltd.	—	(h)	8,587	—	(h)	0.0	(g)
Shinhan Financial Group Co. Ltd.	—	(h)	2,615	—	(h)	0.0	(g)
SK Square Co. Ltd.	—	(h)	134,320	—	(h)	0.0	(g)
Woori Financial Group, Inc.	1		41,916	—	(h)	0.0	(g)

Total Long Positions of Total Return Swaps			3,754,325	—	(h)	0.0	(g)

Total of Long and Short Positions of Total Return Swaps			15,511	—	(h)	0.0	(g)

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2025	SIX CIRCLES TRUST	487

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2025 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE (1)	NET UNREALIZED APPRECIATION/ (DEPRECIATION) ($) (2)	NET CASH AND OTHER RECEIVABLES/ PAYABLES ($)	VALUE ($)
Morgan Stanley & Co.	The Fund receives a return on portfolio of long and short equity positions and pays or receives one day NOWA on long positions and short positions respectively, plus or minus spread (rates range from -0.26% to 0.26%) which is denominated in NOK based on the local currencies of the positions within the swap	09/15/2027	2,589	8	4	12

REFERENCE ENTITY	SHARES		NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
Short Positions
Common Stocks
Norway
Gjensidige Forsikring ASA	—	(h)	(122)	—	(h)	0.0	(g)
Mowi ASA	—	(h)	(109)	—	(h)	0.0	(g)
Norsk Hydro ASA	(26)		(2,041)	(2)		0.0	(g)
Salmar ASA	(1)		(343)	—	(h)	0.0	(g)

Total Short Positions of Total Return Swaps			(2,615)	(2)		0.0	(g)

Long Positions
Common Stocks
Norway
Aker BP ASA	5		1,145	2		0.0	(g)
Kongsberg Gruppen ASA	—	(h)	33	—	(h)	0.0	(g)
Var Energi ASA	56		1,771	8		0.0	(g)
Yara International ASA	5		2,255	—	(h)	0.0	(g)

Total Long Positions of Total Return Swaps			5,204	10		0.0	(g)

Total of Long and Short Positions of Total Return Swaps			2,589	8		0.0	(g)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE (1)	NET UNREALIZED APPRECIATION/ (DEPRECIATION) ($) (2)		NET CASH AND OTHER RECEIVABLES/ PAYABLES ($)	VALUE ($)
Morgan Stanley & Co.	The Fund receives a return on portfolio of long and short equity positions and pays or receives one week NIBOR on long positions and short positions respectively, plus or minus spread (rates range from -3% to 0.25%) which is denominated in NOK based on the local currencies of the positions within the swap	09/22/2027	(895)	—	(h)	(3)	(3)

SEE NOTES TO FINANCIAL STATEMENTS.

488	SIX CIRCLES TRUST	DECEMBER 31, 2025

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
Short Positions
Common Stocks
Bermuda
Himalaya Shipping Ltd.	— (h)	(7)	—	(h)	0.0	(g)

Denmark
Cadeler A/S	(10)	(479)	—	(h)	0.0	(g)

Faroe Islands
Bakkafrost P/F	(1)	(264)	—	(h)	0.0	(g)

Norway
Aker BP ASA	(15)	(3,963)	—	(h)	0.0	(g)
Atea ASA	— (h)	(45)	—	(h)	0.0	(g)
AutoStore Holdings Ltd.	(37)	(436)	—	(h)	0.0	(g)
Borregaard ASA	(1)	(166)	—	(h)	0.0	(g)
DNB Bank ASA	(5)	(1,299)	—	(h)	0.0	(g)
DNO ASA	(14)	(217)	—	(h)	0.0	(g)
Elkem ASA	(8)	(253)	—	(h)	0.0	(g)
Entra ASA	(1)	(87)	—	(h)	0.0	(g)
Europris ASA	(1)	(78)	—	(h)	0.0	(g)
Frontline plc	(18)	(3,980)	—	(h)	0.0	(g)
Leroy Seafood Group ASA	(6)	(316)	—	(h)	0.0	(g)
LINK Mobility Group Holding ASA	(6)	(212)	—	(h)	0.0	(g)
MPC Container Ships ASA	(11)	(197)	—	(h)	0.0	(g)
Protector Forsikring ASA	— (h)	(169)	—	(h)	0.0	(g)
Salmar ASA	(4)	(2,325)	—	(h)	0.0	(g)
SATS ASA	(1)	(33)	—	(h)	0.0	(g)
Scatec ASA	(4)	(402)	—	(h)	0.0	(g)
TGS ASA	(3)	(282)	—	(h)	0.0	(g)
TOMRA Systems ASA	(6)	(860)	—	(h)	0.0	(g)

Singapore
BW LPG Ltd.	(1)	(117)	—	(h)	0.0	(g)

United Kingdom
Stolt-Nielsen Ltd.	—	—	—		0.0	(g)

Total Short Positions of Total Return Swaps		(16,187)	—	(h)	0.0	(g)

Long Positions
Common Stocks
Greece
Okeanis Eco Tankers Corp.	— (h)	80	—	(h)	0.0	(g)

Norway
2020 Bulkers Ltd.	— (h)	33	—	(h)	0.0	(g)
Aker ASA	— (h)	42	—	(h)	0.0	(g)
Aker Solutions ASA	10	320	—	(h)	0.0	(g)
Austevoll Seafood ASA	— (h)	35	—	(h)	0.0	(g)
DOF Group ASA	— (h)	33	—	(h)	0.0	(g)
Equinor ASA	6	1,449	—	(h)	0.0	(g)
Gjensidige Forsikring ASA	2	465	—	(h)	0.0	(g)
Hoegh Autoliners ASA	5	457	—	(h)	0.0	(g)
Kitron ASA	1	99	—	(h)	0.0	(g)
Kongsberg Gruppen ASA	32	8,383	—	(h)	0.0	(g)
Mowi ASA	— (h)	42	—	(h)	0.0	(g)
Norconsult Norge A/S	3	135	—	(h)	0.0	(g)

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2025	SIX CIRCLES TRUST	489

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2025 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)

Long Positions — continued
Common Stocks — continued
Norway — continued
Nordic Semiconductor ASA	5	688	—	(h)	0.0	(g)
Odfjell Drilling Ltd.	5	427	—	(h)	0.0	(g)
Pexip Holding ASA	2	193	—	(h)	0.0	(g)
Storebrand ASA	3	583	—	(h)	0.0	(g)
Telenor ASA	6	812	—	(h)	0.0	(g)
Veidekke ASA	1	91	—	(h)	0.0	(g)
Vend Marketplaces ASA	1	154	—	(h)	0.0	(g)
Wallenius Wilhelmsen ASA	6	586	—	(h)	0.0	(g)

Singapore
Hafnia Ltd.	3	185	—	(h)	0.0	(g)

Total Long Positions of Total Return Swaps		15,292	—	(h)	0.0	(g)

Total of Long and Short Positions of Total Return Swaps		(895)	—		0.0	(g)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE (1)	NET UNREALIZED APPRECIATION/ (DEPRECIATION) ($) (2)	NET CASH AND OTHER RECEIVABLES/ PAYABLES ($)		VALUE ($)
Morgan Stanley & Co.	The Fund receives a return on portfolio of long and short equity positions and pays or receives one day RBNZ on long positions and short positions respectively, plus or minus spread (rates range from -0.4% to 0.39%) which is denominated in NZD based on the local currencies of the positions within the swap	09/15/2027	(93)	1	—	(h)	1

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
Short Positions
Common Stocks
New Zealand
Infratil Ltd.	(10)	(116)	1		0.0	(g)
Meridian Energy Ltd.	(1)	(8)	—	(h)	0.0	(g)

Total Short Positions of Total Return Swaps		(124)	1		0.0	(g)

Long Positions
Common Stocks
New Zealand
Fisher & Paykel Healthcare Corp. Ltd.	1	31	—	(h)	0.0	(g)

Total Long Positions of Total Return Swaps		31	—	(h)	0.0	(g)

Total of Long and Short Positions of Total Return Swaps		(93)	1		0.0	(g)

SEE NOTES TO FINANCIAL STATEMENTS.

490	SIX CIRCLES TRUST	DECEMBER 31, 2025

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE (1)	NET UNREALIZED APPRECIATION/ (DEPRECIATION) ($) (2)	NET CASH AND OTHER RECEIVABLES/ PAYABLES ($)	VALUE ($)
Morgan Stanley & Co.	The Fund receives a return on portfolio of long and short equity positions and pays or receives one day STIBOR on long positions and short positions respectively, plus or minus spread (rates range from -3.94% to 0.26%) which is denominated in SEK based on the local currencies of the positions within the swap	09/15/2027	(68,235)	(53)	(3)	(56)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
Short Positions
Common Stocks
Sweden
AAK AB	(6)	(1,453)	—	(h)	0.0	(g)
AddLife AB	(1)	(131)	—	(h)	0.0	(g)
Addnode Group AB	(1)	(143)	—	(h)	0.0	(g)
AFRY AB	(1)	(142)	—	(h)	0.0	(g)
Alfa Laval AB	(13)	(5,954)	(5)		0.0	(g)
Apotea AB	— (h)	(31)	—	(h)	0.0	(g)
Asker Healthcare Group AB	(4)	(321)	—	(h)	0.0	(g)
Asmodee Group AB	(1)	(122)	—	(h)	0.0	(g)
Assa Abloy AB	(7)	(2,432)	—	(h)	0.0	(g)
Atlas Copco AB	(25)	(4,101)	(2)		0.0	(g)
Atrium Ljungberg AB	(2)	(77)	—	(h)	0.0	(g)
Autoliv, Inc.	— (h)	(280)	—	(h)	0.0	(g)
Axfood AB	(1)	(170)	—	(h)	0.0	(g)
Beijer Alma AB	— (h)	(48)	—	(h)	0.0	(g)
Beijer Ref AB	— (h)	(32)	—	(h)	0.0	(g)
BHG Group AB	(3)	(93)	—	(h)	0.0	(g)
Bilia AB	— (h)	(14)	—	(h)	0.0	(g)
Boliden AB	(2)	(1,027)	—	(h)	0.0	(g)
Bravida Holding AB	(2)	(195)	—	(h)	0.0	(g)
Bufab AB	— (h)	(19)	—	(h)	0.0	(g)
Bure Equity AB	— (h)	(35)	—	(h)	0.0	(g)
Castellum AB	(13)	(1,405)	—	(h)	0.0	(g)
Catena AB	(1)	(452)	—	(h)	0.0	(g)
Cibus Nordic Real Estate AB publ	(1)	(110)	—	(h)	0.0	(g)
Coor Service Management Holding AB	— (h)	(23)	—	(h)	0.0	(g)
Corem Property Group AB	(17)	(72)	—	(h)	0.0	(g)
Dios Fastigheter AB	(2)	(108)	—	(h)	0.0	(g)
Dometic Group AB	(4)	(199)	—	(h)	0.0	(g)
Dynavox Group AB	(1)	(65)	—	(h)	0.0	(g)
Electrolux AB	(16)	(1,017)	—	(h)	0.0	(g)
Electrolux Professional AB	(1)	(35)	—	(h)	0.0	(g)
Epiroc AB	(2)	(422)	(1)		0.0	(g)
EQT AB	(14)	(5,187)	(1)		0.0	(g)
Essity AB	(2)	(575)	—	(h)	0.0	(g)
Fabege AB	(10)	(828)	—	(h)	0.0	(g)
Fastighets AB Balder	(14)	(962)	—	(h)	0.0	(g)
Getinge AB	(1)	(235)	—	(h)	0.0	(g)

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2025	SIX CIRCLES TRUST	491

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2025 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
Short Positions — continued
Common Stocks — continued
Sweden — continued
H & M Hennes & Mauritz AB	(20)	(3,726)	—	(h)	0.0	(g)
Hexagon AB	(87)	(9,408)	(9)		0.0	(g)
Hexatronic Group AB	(6)	(149)	—	(h)	0.0	(g)
Hexpol AB	(1)	(109)	—	(h)	0.0	(g)
Hoist Finance AB	(1)	(105)	—	(h)	0.0	(g)
Holmen AB	(2)	(781)	(2)		0.0	(g)
Industrivarden AB	(1)	(311)	—	(h)	0.0	(g)
Investment AB Latour	(1)	(317)	—	(h)	0.0	(g)
Investor AB	(4)	(1,384)	(3)		0.0	(g)
Inwido AB	(1)	(96)	—	(h)	0.0	(g)
L E Lundbergforetagen AB	(3)	(1,485)	(1)		0.0	(g)
Lagercrantz Group AB	(1)	(313)	—	(h)	0.0	(g)
Lifco AB	(2)	(675)	—	(h)	0.0	(g)
Medicover AB	(1)	(170)	—	(h)	0.0	(g)
MEKO AB	(1)	(68)	—	(h)	0.0	(g)
Mildef Group AB	(5)	(645)	—	(h)	0.0	(g)
Modern Times Group MTG AB	— (h)	(31)	—	(h)	0.0	(g)
Munters Group AB	(5)	(903)	—	(h)	0.0	(g)
New Wave Group AB	(1)	(165)	—	(h)	0.0	(g)
Nibe Industrier AB	(91)	(3,237)	—	(h)	0.0	(g)
NP3 Fastigheter AB	— (h)	(24)	—	(h)	0.0	(g)
Nyfosa AB	(2)	(119)	—	(h)	0.0	(g)
Pandox AB	— (h)	(74)	—	(h)	0.0	(g)
Platzer Fastigheter Holding AB	(2)	(146)	—	(h)	0.0	(g)
Ratos AB	(1)	(43)	—	(h)	0.0	(g)
Saab AB	(4)	(2,153)	—	(h)	0.0	(g)
Sagax AB	(6)	(1,127)	(1)		0.0	(g)
Sandvik AB	(5)	(1,546)	—	(h)	0.0	(g)
Scandic Hotels Group AB	(2)	(207)	—	(h)	0.0	(g)
Sdiptech AB	— (h)	(85)	—	(h)	0.0	(g)
Securitas AB	(2)	(265)	—	(h)	0.0	(g)
Sinch AB	(43)	(1,363)	—	(h)	0.0	(g)
Skandinaviska Enskilda Banken AB	(70)	(13,504)	(18)		0.0	(g)
SkiStar AB	— (h)	(22)	—	(h)	0.0	(g)
Stillfront Group AB	(13)	(86)	—	(h)	0.0	(g)
Storskogen Group AB	(19)	(226)	—	(h)	0.0	(g)
Svenska Cellulosa AB SCA	(20)	(2,376)	(3)		0.0	(g)
Swedbank AB	(27)	(8,625)	(15)		0.0	(g)
Swedish Orphan Biovitrum AB	(3)	(963)	—	(h)	0.0	(g)
Synsam AB	(3)	(235)	—	(h)	0.0	(g)
Telia Co. AB	(23)	(868)	(2)		0.0	(g)
TF Bank AB	— (h)	(26)	—	(h)	0.0	(g)
Thule Group AB	(2)	(496)	—	(h)	0.0	(g)
Trelleborg AB	— (h)	(163)	—	(h)	0.0	(g)
Vimian Group AB	(5)	(154)	—	(h)	0.0	(g)
Vitec Software Group AB	(1)	(242)	—	(h)	0.0	(g)
Vitrolife AB	(1)	(122)	—	(h)	0.0	(g)
Volvo AB	(42)	(12,394)	—	(h)	0.0	(g)
Wallenstam AB	(4)	(157)	—	(h)	0.0	(g)
Wihlborgs Fastigheter AB	(1)	(53)	—	(h)	0.0	(g)
Xvivo Perfusion AB	(2)	(308)	—	(h)	0.0	(g)

Total Short Positions of Total Return Swaps		(100,765)	(63)		0.0	(g)

SEE NOTES TO FINANCIAL STATEMENTS.

492	SIX CIRCLES TRUST	DECEMBER 31, 2025

REFERENCE ENTITY	SHARES		NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
Long Positions
Common Stocks
Denmark
INVISIO AB	—	(h)	88	—	(h)	0.0	(g)
Sweden
AcadeMedia AB	1		106	—	(h)	0.0	(g)
AddTech AB	1		350	—	(h)	0.0	(g)
Ambea AB	1		77	—	(h)	0.0	(g)
AQ Group AB	—	(h)	98	—	(h)	0.0	(g)
Assa Abloy AB	1		255	—	(h)	0.0	(g)
Attendo AB	1		80	—	(h)	0.0	(g)
Beijer Ref AB	1		91	—	(h)	0.0	(g)
Betsson AB	4		544	—	(h)	0.0	(g)
Billerud Aktiebolag	1		95	—	(h)	0.0	(g)
BioArctic AB	1		241	—	(h)	0.0	(g)
BioGaia AB	3		267	—	(h)	0.0	(g)
Boliden AB	1		619	2		0.0	(g)
BoneSupport Holding AB	2		466	—	(h)	0.0	(g)
Camurus AB	—	(h)	194	—	(h)	0.0	(g)
Clas Ohlson AB	1		375	—	(h)	0.0	(g)
Essity AB	5		1,229	1		0.0	(g)
Evolution AB	1		824	1		0.0	(g)
Granges AB	—	(h)	41	—	(h)	0.0	(g)
Hemnet Group AB	2		400	—	(h)	0.0	(g)
Hufvudstaden AB	—	(h)	59	—	(h)	0.0	(g)
Industrivarden AB	—	(h)	179	—	(h)	0.0	(g)
Indutrade AB	2		415	—	(h)	0.0	(g)
Investor AB	11		3,707	—	(h)	0.0	(g)
JM AB	2		224	—	(h)	0.0	(g)
Loomis AB	—	(h)	99	—	(h)	0.0	(g)
MIPS AB	1		292	—	(h)	0.0	(g)
Mycronic AB	2		518	—	(h)	0.0	(g)
NCC AB	1		209	—	(h)	0.0	(g)
Nordnet AB publ	2		673	—	(h)	0.0	(g)
Peab AB	2		156	—	(h)	0.0	(g)
RaySearch Laboratories AB	—	(h)	45	—	(h)	0.0	(g)
Rvrc Holding AB	2		106	—	(h)	0.0	(g)
Sandvik AB	7		2,120	3		0.0	(g)
Sectra AB	2		381	—	(h)	0.0	(g)
Securitas AB	8		1,101	1		0.0	(g)
Sinch AB	11		339	1		0.0	(g)
Skanska AB	12		2,996	—	(h)	0.0	(g)
SKF AB	4		970	1		0.0	(g)
SSAB AB	13		912	—	(h)	0.0	(g)
Svenska Handelsbanken AB	1		129	—	(h)	0.0	(g)
Sweco AB	1		82	—	(h)	0.0	(g)
Swedbank AB	9		2,889	—	(h)	0.0	(g)
Telefonaktiebolaget LM Ericsson	58		5,255	—	(h)	0.0	(g)
Telia Co. AB	39		1,540	—	(h)	0.0	(g)
Trelleborg AB	1		224	—	(h)	0.0	(g)
Truecaller AB	22		416	—	(h)	0.0	(g)
Yubico AB	1		54	—	(h)	0.0	(g)

Total Long Positions of Total Return Swaps			32,530	10		0.0	(g)

Total of Long and Short Positions of Total Return Swaps			(68,235)	(53)		0.0	(g)

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2025	SIX CIRCLES TRUST	493

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2025 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

COUNTERPARTY	Description	TERMINATION DATE	NOTIONAL VALUE (1)	NET UNREALIZED APPRECIATION/ (DEPRECIATION) ($) (2)	NET CASH AND OTHER RECEIVABLES/ PAYABLES ($)	VALUE ($)
Morgan Stanley & Co.	The Fund receives a return on portfolio of long and short equity positions and pays or receives one day SORA on long positions and short positions respectively, plus or minus spread (rates range from -0.88% to 0.3%) which is denominated in SGD based on the local currencies of the positions within the swap	09/15/2027	(283)	(2)	(1)	(3)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
Short Positions
Common Stocks
China
Yangzijiang Shipbuilding Holdings Ltd.	(5)	(18)	—	(h)	0.0(g)
Singapore
Oversea-Chinese Banking Corp. Ltd.	(3)	(57)	—	(h)	0.0(g)
Seatrium Ltd.	(16)	(34)	—	(h)	0.0(g)
Sembcorp Industries Ltd.	(28)	(165)	(2)		0.0(g)
Singapore Airlines Ltd.	(18)	(111)	(1)		0.0(g)
Wilmar International Ltd.	(12)	(37)	—	(h)	0.0(g)
Total Short Positions of Total Return Swaps		(422)	(3)		0.0(g)

Long Positions
Common Stocks
Singapore
CapitaLand Ascendas REIT	8	23	1		0.0(g)
CapitaLand Investment Ltd./Singapore	10	26	—	(h)	0.0(g)
Genting Singapore Ltd.	33	24	—	(h)	0.0(g)
Singapore Technologies Engineering Ltd.	8	66	—	(h)	0.0(g)

Total Long Positions of Total Return Swaps		139	1		0.0(g)

Total of Long and Short Positions of Total Return Swaps		(283)	(2)		0.0(g)

COUNTERPARTY	Description	TERMINATION DATE	NOTIONAL VALUE (1)	NET UNREALIZED APPRECIATION/ (DEPRECIATION) ($) (2)		NET CASH AND OTHER RECEIVABLES/ PAYABLES ($)	VALUE ($)
Morgan Stanley & Co.	The Fund receives a return on portfolio of long and short equity positions and pays or receives one month TAIBOR on long positions and short positions respectively, plus or minus spread (rates range from -2.75% to 0.5%) which is denominated in TWD based on the local currencies of the positions within the swap	10/05/2027	(2,077)	—	(h)	—	—	(h)

SEE NOTES TO FINANCIAL STATEMENTS.

494	SIX CIRCLES TRUST	DECEMBER 31, 2025

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
Short Positions
Common Stocks
Taiwan
Bizlink Holding, Inc.	(1)	(1,520)	—	(h)	0.0	(g)
CTBC Financial Holding Co. Ltd.	(4)	(201)	—	(h)	0.0	(g)
Elite Material Co. Ltd.	(3)	(4,767)	—	(h)	0.0	(g)
Gold Circuit Electronics Ltd.	(16)	(10,992)	—	(h)	0.0	(g)
Hannstar Board Corp.	(4)	(369)	—	(h)	0.0	(g)
Nan Ya Plastics Corp.	(44)	(2,649)	—	(h)	0.0	(g)
Unimicron Technology Corp.	(22)	(4,840)	—	(h)	0.0	(g)
Wistron Corp.	(4)	(602)	—	(h)	0.0	(g)

Total Short Positions of Total Return Swaps		(25,940)	—	(h)	0.0	(g)

Long Positions
Common Stocks
China
Jinan Acetate Chemical Co. Ltd.	5	260	—	(h)	0.0	(g)
Taiwan
Advanced Energy Solution Holding Co. Ltd.	1	1,330	—	(h)	0.0	(g)
ASE Technology Holding Co. Ltd.	20	5,010	—	(h)	0.0	(g)
Asia Optical Co., Inc.	10	1,390	—	(h)	0.0	(g)
Asustek Computer, Inc.	2	1,096	—	(h)	0.0	(g)
Delta Electronics, Inc.	1	963	—	(h)	0.0	(g)
Lite-On Technology Corp.	1	163	—	(h)	0.0	(g)
Nanya Technology Corp.	16	3,088	—	(h)	0.0	(g)
United Integrated Services Co. Ltd.	4	3,796	—	(h)	0.0	(g)
Wan Hai Lines Ltd.	6	473	—	(h)	0.0	(g)
Yang Ming Marine Transport Corp.	113	6,294	—	(h)	0.0	(g)

Total Long Positions of Total Return Swaps		23,863	—	(h)	0.0	(g)

Total of Long and Short Positions of Total Return Swaps		(2,077)	—	(h)	0.0	(g)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE (1)	NET UNREALIZED APPRECIATION/ (DEPRECIATION) ($) (2)		NET CASH AND OTHER RECEIVABLES/ PAYABLES ($)	VALUE ($)
Morgan Stanley & Co.	The Fund receives a return on portfolio of long and short equity positions and pays or receives one day FEDEF on long positions and short positions respectively, plus or minus spread (rates range from 0.2% to 0.2%) which is denominated in USD based on the local currencies of the positions within the swap	09/20/2027	78,152	—	(h)	178	178

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2025	SIX CIRCLES TRUST	495

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2025 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

REFERENCE ENTITY	SHARES		NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
Short Positions
Common Stocks
United States
Aflac, Inc.	—		—	—		0.0	(g)
Eastern Bankshares, Inc.	—		—	—		0.0	(g)
Pfizer, Inc.	—		—	—		0.0	(g)
Ryder System, Inc.	—		—	—		0.0	(g)
T-Mobile US, Inc.	—		—	—		0.0	(g)

Total Short Positions of Total Return Swaps			—	—		0.0	(g)

Long Positions
Common Stocks

Australia
Atlassian Corp.	4		573	—	(h)	0.0	(g)

Bermuda
Arch Capital Group Ltd.	2		165	—	(h)	0.0	(g)
Assured Guaranty Ltd.	—	(h)	13	—	(h)	0.0	(g)
Axis Capital Holdings Ltd.	—	(h)	19	—	(h)	0.0	(g)
Essent Group Ltd.	—	(h)	17	—	(h)	0.0	(g)
Everest Group Ltd.	—	(h)	60	—	(h)	0.0	(g)
RenaissanceRe Holdings Ltd.	—	(h)	21	—	(h)	0.0	(g)

Brazil
Pagseguro Digital Ltd.	2		15	—	(h)	0.0	(g)

Canada
Agnico Eagle Mines Ltd.	1		134	—	(h)	0.0	(g)
Kinross Gold Corp.	1		32	—	(h)	0.0	(g)
Shopify, Inc.	1		151	—	(h)	0.0	(g)

Chile
Sociedad Quimica y Minera de Chile SA	—	(h)	5	—	(h)	0.0	(g)

China
Pony AI, Inc.	1		19	—	(h)	0.0	(g)
WeRide, Inc.	3		23	—	(h)	0.0	(g)

Denmark
Ascendis Pharma A/S	—	(h)	6	—	(h)	0.0	(g)
Genmab A/S	—	(h)	5	—	(h)	0.0	(g)
Novo Nordisk A/S	1		63	—	(h)	0.0	(g)

Finland
Nokia OYJ	3		20	—	(h)	0.0	(g)

Germany
Deutsche Bank AG	1		25	—	(h)	0.0	(g)

Ireland
Accenture plc	1		247	—	(h)	0.0	(g)
AerCap Holdings NV	1		114	—	(h)	0.0	(g)
Alkermes plc	1		21	—	(h)	0.0	(g)
Allegion plc	—	(h)	7	—	(h)	0.0	(g)
Perrigo Co. plc	—	(h)	4	—	(h)	0.0	(g)
Ryanair Holdings plc	1		43	—	(h)	0.0	(g)
TE Connectivity plc	2		393	—	(h)	0.0	(g)
Trane Technologies plc	—	(h)	29	—	(h)	0.0	(g)

SEE NOTES TO FINANCIAL STATEMENTS.

496	SIX CIRCLES TRUST	DECEMBER 31, 2025

REFERENCE ENTITY	SHARES		NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)

Long Positions — continued
Common Stocks — continued
Israel
Cellebrite DI Ltd.	—	(h)	5	—	(h)	0.0	(g)
Check Point Software Technologies Ltd.	—	(h)	8	—	(h)	0.0	(g)
Elbit Systems Ltd.	—	(h)	30	—	(h)	0.0	(g)
Fiverr International Ltd.	—	(h)	4	—	(h)	0.0	(g)
Mobileye Global, Inc.	10		109	—	(h)	0.0	(g)
Monday.com Ltd.	1		94	—	(h)	0.0	(g)
Nice Ltd.	—	(h)	15	—	(h)	0.0	(g)
SolarEdge Technologies, Inc.	6		186	—	(h)	0.0	(g)
ZIM Integrated Shipping Services Ltd.	1		28	—	(h)	0.0	(g)

Italy
Ferrari NV	—	(h)	104	—	(h)	0.0	(g)

Japan
Sony Group Corp.	2		53	—	(h)	0.0	(g)

Jersey
Novocure Ltd.	1		12	—	(h)	0.0	(g)

Netherlands
Aegon Ltd.	1		9	—	(h)	0.0	(g)
ASML Holding NV	—	(h)	224	—	(h)	0.0	(g)
ING Groep NV	1		23	—	(h)	0.0	(g)
Nebius Group NV	1		118	—	(h)	0.0	(g)
Stellantis NV	3		36	—	(h)	0.0	(g)

Panama
Copa Holdings SA	—	(h)	8	—	(h)	0.0	(g)
Peru
Credicorp Ltd.	—	(h)	19	—	(h)	0.0	(g)

Singapore
Kulicke & Soffa Industries, Inc.	—	(h)	19	—	(h)	0.0	(g)
Sea Ltd.	5		660	—	(h)	0.0	(g)

South Korea
KT Corp.	1		22	—	(h)	0.0	(g)
Sweden
Spotify Technology SA	1		596	—	(h)	0.0	(g)
Telefonaktiebolaget LM Ericsson	5		44	—	(h)	0.0	(g)

Switzerland
Amcor plc	2		15	—	(h)	0.0	(g)
Chubb Ltd.	—	(h)	126	—	(h)	0.0	(g)
Garmin Ltd.	1		148	—	(h)	0.0	(g)
On Holding AG	4		184	—	(h)	0.0	(g)

Taiwan
ASE Technology Holding Co. Ltd.	3		49	—	(h)	0.0	(g)
Taiwan Semiconductor Manufacturing Co. Ltd.	2		520	—	(h)	0.0	(g)

United Kingdom
Barclays plc	4		99	—	(h)	0.0	(g)
BP plc	4		151	—	(h)	0.0	(g)
British American Tobacco plc	3		153	—	(h)	0.0	(g)
CNH Industrial NV	13		121	—	(h)	0.0	(g)

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2025	SIX CIRCLES TRUST	497

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2025 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

REFERENCE ENTITY	SHARES		NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
Long Positions — continued
Common Stocks — continued
United Kingdom — continued
Gorilla Technology Group, Inc.	—	(h)	2	—	(h)	0.0	(g)
HSBC Holdings plc	1		82	—	(h)	0.0	(g)
Lloyds Banking Group plc	2		10	—	(h)	0.0	(g)
NatWest Group plc	3		46	—	(h)	0.0	(g)
RELX plc	—	(h)	3	—	(h)	0.0	(g)
Rio Tinto plc	2		126	—	(h)	0.0	(g)
Vodafone Group plc	3		39	—	(h)	0.0	(g)

United States
3M Co.	4		670	—	(h)	0.0	(g)
A O Smith Corp.	1		48	—	(h)	0.0	(g)
Abercrombie & Fitch Co.	2		275	—	(h)	0.0	(g)
ACI Worldwide, Inc.	—	(h)	6	—	(h)	0.0	(g)
Acuity, Inc.	—	(h)	76	—	(h)	0.0	(g)
Adient plc	1		19	—	(h)	0.0	(g)
Adobe, Inc.	4		1,256	—	(h)	0.0	(g)
Adtalem Global Education, Inc.	—	(h)	2	—	(h)	0.0	(g)
Advance Auto Parts, Inc.	—	(h)	4	—	(h)	0.0	(g)
Advanced Energy Industries, Inc.	—	(h)	34	—	(h)	0.0	(g)
AES Corp. (The)	2		24	—	(h)	0.0	(g)
Aeva Technologies, Inc.	2		24	—	(h)	0.0	(g)
Affiliated Managers Group, Inc.	—	(h)	34	—	(h)	0.0	(g)
Affirm Holdings, Inc.	2		161	—	(h)	0.0	(g)
AGCO Corp.	—	(h)	50	—	(h)	0.0	(g)
Agios Pharmaceuticals, Inc.	—	(h)	7	—	(h)	0.0	(g)
Airbnb, Inc.	5		648	—	(h)	0.0	(g)
Akamai Technologies, Inc.	1		103	—	(h)	0.0	(g)
Alamo Group, Inc.	—	(h)	4	—	(h)	0.0	(g)
Alarm.com Holdings, Inc.	—	(h)	17	—	(h)	0.0	(g)
Alaska Air Group, Inc.	1		54	—	(h)	0.0	(g)
Albemarle Corp.	4		500	—	(h)	0.0	(g)
Albertsons Cos., Inc.	5		93	—	(h)	0.0	(g)
Alexandria Real Estate Equities, Inc.	—	(h)	9	—	(h)	0.0	(g)
Align Technology, Inc.	2		255	—	(h)	0.0	(g)
Alignment Healthcare, Inc.	2		30	—	(h)	0.0	(g)
Allegiant Travel Co.	—	(h)	24	—	(h)	0.0	(g)
Allison Transmission Holdings, Inc.	—	(h)	37	—	(h)	0.0	(g)
Allstate Corp. (The)	1		157	—	(h)	0.0	(g)
Ally Financial, Inc.	3		140	—	(h)	0.0	(g)
Alnylam Pharmaceuticals, Inc.	—	(h)	183	—	(h)	0.0	(g)
Altria Group, Inc.	8		484	—	(h)	0.0	(g)
Amazon.com, Inc.	(h	)	86	—	(h)	0.0	(g)
Ambarella, Inc.	1		47	—	(h)	0.0	(g)
Amdocs Ltd.	(h	)	11	—	(h)	0.0	(g)
Ameren Corp.	(h	)	32	—	(h)	0.0	(g)
American Airlines Group, Inc.	12		187	—	(h)	0.0	(g)
American Electric Power Co., Inc.	3		338	—	(h)	0.0	(g)
American International Group, Inc.	5		437	—	(h)	0.0	(g)
American States Water Co.	(h	)	12	—	(h)	0.0	(g)
American Superconductor Corp.	(h	)	6	—	(h)	0.0	(g)
American Tower Corp.	2		272	—	(h)	0.0	(g)
Ameriprise Financial, Inc.	1		277	—	(h)	0.0	(g)

SEE NOTES TO FINANCIAL STATEMENTS.

498	SIX CIRCLES TRUST	DECEMBER 31, 2025

REFERENCE ENTITY	SHARES		NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
Long Positions — continued
Common Stocks — continued
United States — continued
AMETEK, Inc.	(h	)	47	—	(h)	0.0	(g)
Amgen, Inc.	1		386	—	(h)	0.0	(g)
AMN Healthcare Services, Inc.	(h	)	3	—	(h)	0.0	(g)
Amphenol Corp.	(h	)	18	—	(h)	0.0	(g)
Analog Devices, Inc.	1		254	—	(h)	0.0	(g)
Antero Resources Corp.	5		181	—	(h)	0.0	(g)
APA Corp.	1		17	—	(h)	0.0	(g)
Appfolio, Inc.	(h	)	5	—	(h)	0.0	(g)
Appian Corp.	1		31	—	(h)	0.0	(g)
Applied Industrial Technologies, Inc.	(h	)	66	—	(h)	0.0	(g)
Archer Aviation, Inc.	20		147	—	(h)	0.0	(g)
Ardelyx, Inc.	(h	)	2	—	(h)	0.0	(g)
Ares Management Corp.	(h	)	33	—	(h)	0.0	(g)
Argan, Inc.	(h	)	106	—	(h)	0.0	(g)
Arlo Technologies, Inc.	(h	)	7	—	(h)	0.0	(g)
Arrowhead Pharmaceuticals, Inc.	1		42	—	(h)	0.0	(g)
Asana, Inc.	2		28	—	(h)	0.0	(g)
ASGN, Inc.	(h	)	6	—	(h)	0.0	(g)
Ashland, Inc.	(h	)	5	—	(h)	0.0	(g)
Assurant, Inc.	(h	)	44	—	(h)	0.0	(g)
Astera Labs, Inc.	(h	)	62	—	(h)	0.0	(g)
Astronics Corp.	(h	)	3	—	(h)	0.0	(g)
AT&T, Inc.	11		280	—	(h)	0.0	(g)
Aurora Innovation, Inc.	6		25	—	(h)	0.0	(g)
Autodesk, Inc.	1		280	—	(h)	0.0	(g)
AutoZone, Inc.	(h	)	281	—	(h)	0.0	(g)
AvePoint, Inc.	(h	)	3	—	(h)	0.0	(g)
Avista Corp.	1		21	—	(h)	0.0	(g)
Avnet, Inc.	(h	)	12	—	(h)	0.0	(g)
Axsome Therapeutics, Inc.	(h	)	14	—	(h)	0.0	(g)
Azenta, Inc.	1		17	—	(h)	0.0	(g)
Badger Meter, Inc.	(h	)	41	—	(h)	0.0	(g)
Balchem Corp.	(h	)	18	—	(h)	0.0	(g)
Bank of America Corp.	17		919	—	(h)	0.0	(g)
Bank of Hawaii Corp.	(h	)	7	—	(h)	0.0	(g)
Bank of New York Mellon Corp. (The)	(h	)	32	—	(h)	0.0	(g)
Bath & Body Works, Inc.	2		38	—	(h)	0.0	(g)
Becton Dickinson & Co.	(h	)	10	—	(h)	0.0	(g)
Bed Bath & Beyond, Inc.	1		5	—	(h)	0.0	(g)
Berkshire Hathaway, Inc.	1		675	—	(h)	0.0	(g)
Best Buy Co., Inc.	3		173	—	(h)	0.0	(g)
Biogen, Inc.	(h	)	47	—	(h)	0.0	(g)
Biohaven Ltd.	1		11	—	(h)	0.0	(g)
BioMarin Pharmaceutical, Inc.	2		117	—	(h)	0.0	(g)
BJ’s Wholesale Club Holdings, Inc.	1		72	—	(h)	0.0	(g)
Black Hills Corp.	(h	)	11	—	(h)	0.0	(g)
Blackbaud, Inc.	(h	)	18	—	(h)	0.0	(g)
Blackrock, Inc.	(h	)	231	—	(h)	0.0	(g)
Blackstone, Inc.	4		617	—	(h)	0.0	(g)
Bloom Energy Corp.	2		194	—	(h)	0.0	(g)
Blue Bird Corp.	(h	)	10	—	(h)	0.0	(g)
Boise Cascade Co.	(h	)	16	—	(h)	0.0	(g)

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2025	SIX CIRCLES TRUST	499

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2025 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

REFERENCE ENTITY	SHARES		NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
Long Positions — continued
Common Stocks — continued
United States — continued
Booking Holdings, Inc.	(h	)	214	—	(h)	0.0	(g)
BorgWarner, Inc.	2		70	—	(h)	0.0	(g)
Boston Beer Co., Inc. (The)	(h	)	37	—	(h)	0.0	(g)
Boston Scientific Corp.	3		315	—	(h)	0.0	(g)
Box, Inc.	2		50	—	(h)	0.0	(g)
Brady Corp.	(h	)	17	—	(h)	0.0	(g)
Braze, Inc.	(h	)	3	—	(h)	0.0	(g)
Bread Financial Holdings, Inc.	1		45	—	(h)	0.0	(g)
Brink’s Co. (The)	(h	)	21	—	(h)	0.0	(g)
Bristol-Myers Squibb Co.	13		694	—	(h)	0.0	(g)
Broadridge Financial Solutions, Inc.	(h	)	40	—	(h)	0.0	(g)
Brunswick Corp.	1		70	—	(h)	0.0	(g)
Buckle, Inc. (The)	(h	)	2	—	(h)	0.0	(g)
Burlington Stores, Inc.	(h	)	61	—	(h)	0.0	(g)
C3.ai, Inc.	1		17	—	(h)	0.0	(g)
Cabot Corp.	(h	)	23	—	(h)	0.0	(g)
Cadence Design Systems, Inc.	(h	)	78	—	(h)	0.0	(g)
Calix, Inc.	(h	)	10	—	(h)	0.0	(g)
Camden Property Trust	(h	)	2	—	(h)	0.0	(g)
Cardinal Health, Inc.	(h	)	80	—	(h)	0.0	(g)
CareDx, Inc.	1		15	—	(h)	0.0	(g)
Cargurus, Inc.	1		29	—	(h)	0.0	(g)
Carlisle Cos., Inc.	(h	)	99	—	(h)	0.0	(g)
CarMax, Inc.	2		90	—	(h)	0.0	(g)
Caterpillar, Inc.	1		574	—	(h)	0.0	(g)
Cathay General Bancorp	(h	)	4	—	(h)	0.0	(g)
Cavco Industries, Inc.	(h	)	37	—	(h)	0.0	(g)
CBRE Group, Inc.	(h	)	11	—	(h)	0.0	(g)
CDW Corp	1		97	—	(h)	0.0	(g)
Celanese Corp.	2		65	—	(h)	0.0	(g)
Celcuity, Inc.	(h	)	6	—	(h)	0.0	(g)
Centene Corp.	3		103	—	(h)	0.0	(g)
CF Industries Holdings, Inc.	1		87	—	(h)	0.0	(g)
Charles Schwab Corp. (The)	4		401	—	(h)	0.0	(g)
Chemed Corp.	(h	)	39	—	(h)	0.0	(g)
Chemours Co. (The)	3		32	—	(h)	0.0	(g)
Chevron Corp.	5		789	—	(h)	0.0	(g)
Chipotle Mexican Grill, Inc.	10		356	—	(h)	0.0	(g)
Churchill Downs, Inc.	(h	)	30	—	(h)	0.0	(g)
Ciena Corp.	2		475	—	(h)	0.0	(g)
Cintas Corp.	2		383	—	(h)	0.0	(g)
Circle Internet Group, Inc.	3		276	—	(h)	0.0	(g)
Cirrus Logic, Inc.	1		80	—	(h)	0.0	(g)
Cisco Systems, Inc.	1		95	—	(h)	0.0	(g)
Citigroup, Inc.	5		529	—	(h)	0.0	(g)
Clearway Energy, Inc.	(h	)	2	—	(h)	0.0	(g)
Cleveland-Cliffs, Inc.	2		26	—	(h)	0.0	(g)
Clorox Co. (The)	1		60	—	(h)	0.0	(g)
CME Group, Inc.	1		364	—	(h)	0.0	(g)
CNO Financial Group, Inc.	1		37	—	(h)	0.0	(g)
Cognex Corp.	3		98	—	(h)	0.0	(g)
Cognizant Technology Solutions Corp.	1		74	—	(h)	0.0	(g)

SEE NOTES TO FINANCIAL STATEMENTS.

500	SIX CIRCLES TRUST	DECEMBER 31, 2025

REFERENCE ENTITY	SHARES		NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
Long Positions — continued
Common Stocks — continued
United States — continued
Comcast Corp.	6		194	—	(h)	0.0	(g)
Comfort Systems USA, Inc.	(h	)	80	—	(h)	0.0	(g)
Commerce Bancshares, Inc.	(h	)	16	—	(h)	0.0	(g)
Commvault Systems, Inc.	1		75	—	(h)	0.0	(g)
Compass, Inc.	2		18	—	(h)	0.0	(g)
Conagra Brands, Inc.	6		104	—	(h)	0.0	(g)
ConocoPhillips	3		290	—	(h)	0.0	(g)
Consolidated Edison, Inc.	3		278	—	(h)	0.0	(g)
Copart, Inc.	3		103	—	(h)	0.0	(g)
Corcept Therapeutics, Inc.	(h	)	12	—	(h)	0.0	(g)
Corebridge Financial, Inc.	1		31	—	(h)	0.0	(g)
CoreWeave, Inc.	2		137	—	(h)	0.0	(g)
Corning, Inc.	3		292	—	(h)	0.0	(g)
Corteva, Inc.	4		243	—	(h)	0.0	(g)
Costco Wholesale Corp.	1		972	—	(h)	0.0	(g)
Coursera, Inc.	1		7	—	(h)	0.0	(g)
Crane Co.	—	(h)	9	—	(h)	0.0	(g)
Crocs, Inc.	1		52	—	(h)	0.0	(g)
Crown Castle, Inc.	1		61	—	(h)	0.0	(g)
CubeSmart	—	(h)	13	—	(h)	0.0	(g)
Cummins, Inc.	—	(h)	129	—	(h)	0.0	(g)
Curtiss-Wright Corp.	—	(h)	52	—	(h)	0.0	(g)
Daily Journal Corp.	—	(h)	9	—	(h)	0.0	(g)
Dana, Inc.	—	(h)	8	—	(h)	0.0	(g)
Danaher Corp.	—	(h)	61	—	(h)	0.0	(g)
Datadog, Inc.	2		322	—	(h)	0.0	(g)
Deckers Outdoor Corp.	3		311	—	(h)	0.0	(g)
Deere & Co.	1		452	—	(h)	0.0	(g)
Delta Air Lines, Inc.	3		233	—	(h)	0.0	(g)
DENTSPLY SIRONA, Inc.	—	(h)	5	—	(h)	0.0	(g)
Devon Energy Corp.	2		70	—	(h)	0.0	(g)
Dexcom, Inc.	2		131	—	(h)	0.0	(g)
DigitalOcean Holdings, Inc.	—	(h)	6	—	(h)	0.0	(g)
Dillard’s, Inc.	—	(h)	65	—	(h)	0.0	(g)
Diodes, Inc.	—	(h)	4	—	(h)	0.0	(g)
DNOW, Inc.	1		8	—	(h)	0.0	(g)
Docusign, Inc.	4		255	—	(h)	0.0	(g)
Dolby Laboratories, Inc.	—	(h)	26	—	(h)	0.0	(g)
Dollar General Corp.	2		303	—	(h)	0.0	(g)
Dollar Tree, Inc.	—	(h)	3	—	(h)	0.0	(g)
Domino’s Pizza, Inc.	—	(h)	70	—	(h)	0.0	(g)
Donaldson Co., Inc.	1		59	—	(h)	0.0	(g)
DoubleVerify Holdings, Inc.	—	(h)	6	—	(h)	0.0	(g)
Dover Corp.	—	(h)	53	—	(h)	0.0	(g)
Doximity, Inc.	—	(h)	22	—	(h)	0.0	(g)
DR Horton, Inc.	1		180	—	(h)	0.0	(g)
DTE Energy Co.	1		86	—	(h)	0.0	(g)
Duke Energy Corp.	—	(h)	16	—	(h)	0.0	(g)
Duolingo, Inc.	1		192	—	(h)	0.0	(g)
DuPont de Nemours, Inc.	3		121	—	(h)	0.0	(g)
DXC Technology Co.	1		8	—	(h)	0.0	(g)
Dynatrace, Inc.	2		90	—	(h)	0.0	(g)

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2025	SIX CIRCLES TRUST	501

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2025 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

REFERENCE ENTITY	SHARES		NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
Long Positions — continued
Common Stocks — continued
United States — continued
Eastman Chemical Co.	1		87	—	(h)	0.0	(g)
Edison International	2		127	—	(h)	0.0	(g)
Elastic NV	2		130	—	(h)	0.0	(g)
EMCOR Group, Inc.	—	(h)	119	—	(h)	0.0	(g)
Encompass Health Corp.	—	(h)	14	—	(h)	0.0	(g)
Enova International, Inc.	—	(h)	22	—	(h)	0.0	(g)
Enovis Corp.	—	(h)	10	—	(h)	0.0	(g)
Enovix Corp.	5		37	—	(h)	0.0	(g)
Enphase Energy, Inc.	6		202	—	(h)	0.0	(g)
Entergy Corp.	—	(h)	16	—	(h)	0.0	(g)
Envista Holdings Corp.	1		13	—	(h)	0.0	(g)
EPAM Systems, Inc.	1		137	—	(h)	0.0	(g)
Erie Indemnity Co.	—	(h)	24	—	(h)	0.0	(g)
ESCO Technologies, Inc.	—	(h)	15	—	(h)	0.0	(g)
Estee Lauder Cos., Inc. (The)	2		162	—	(h)	0.0	(g)
Etsy, Inc.	1		82	—	(h)	0.0	(g)
Euronet Worldwide, Inc.	—	(h)	9	—	(h)	0.0	(g)
Evercore, Inc.	—	(h)	22	—	(h)	0.0	(g)
Evergy, Inc.	—	(h)	35	—	(h)	0.0	(g)
Exelixis, Inc.	6		272	—	(h)	0.0	(g)
Exelon Corp.	1		61	—	(h)	0.0	(g)
Expedia Group, Inc.	1		165	—	(h)	0.0	(g)
Expeditors International of Washington, Inc.	—	(h)	40	—	(h)	0.0	(g)
Exponent, Inc.	—	(h)	8	—	(h)	0.0	(g)
Extreme Networks, Inc.	—	(h)	4	—	(h)	0.0	(g)
Exxon Mobil Corp.	5		563	—	(h)	0.0	(g)
F5, Inc.	—	(h)	66	—	(h)	0.0	(g)
FactSet Research Systems, Inc.	—	(h)	79	—	(h)	0.0	(g)
Fastly, Inc.	—	(h)	5	—	(h)	0.0	(g)
Federated Hermes, Inc.	—	(h)	10	—	(h)	0.0	(g)
FedEx Corp.	1		162	—	(h)	0.0	(g)
First American Financial Corp.	1		33	—	(h)	0.0	(g)
First Citizens BancShares, Inc./NC	—	(h)	21	—	(h)	0.0	(g)
Five9, Inc.	2		40	—	(h)	0.0	(g)
Flagstar Bank NA	3		36	—	(h)	0.0	(g)
Flex Ltd.	1		86	—	(h)	0.0	(g)
Flowserve Corp.	1		77	—	(h)	0.0	(g)
Fluor Corp.	1		45	—	(h)	0.0	(g)
Ford Motor Co.	44		582	—	(h)	0.0	(g)
FormFactor, Inc.	—	(h)	15	—	(h)	0.0	(g)
Fortinet, Inc.	4		346	—	(h)	0.0	(g)
Fortune Brands Innovations, Inc.	—	(h)	22	—	(h)	0.0	(g)
Fox Corp.	2		125	—	(h)	0.0	(g)
Fox Factory Holding Corp.	—	(h)	6	—	(h)	0.0	(g)
Franklin Electric Co., Inc.	—	(h)	15	—	(h)	0.0	(g)
Freshworks, Inc.	6		69	—	(h)	0.0	(g)
Frontdoor, Inc.	—	(h)	14	—	(h)	0.0	(g)
FTAI Aviation Ltd.	—	(h)	27	—	(h)	0.0	(g)
GameStop Corp.	2		37	—	(h)	0.0	(g)
GE Vernova, Inc.	1		874	—	(h)	0.0	(g)
Gen Digital, Inc.	3		91	—	(h)	0.0	(g)
Generac Holdings, Inc.	—	(h)	5	—	(h)	0.0	(g)

SEE NOTES TO FINANCIAL STATEMENTS.

502	SIX CIRCLES TRUST	DECEMBER 31, 2025

REFERENCE ENTITY	SHARES		NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
Long Positions — continued
Common Stocks — continued
United States — continued
General Dynamics Corp.	—	(h)	124	—	(h)	0.0	(g)
General Electric Co.	3		802	—	(h)	0.0	(g)
General Mills, Inc.	3		147	—	(h)	0.0	(g)
General Motors Co.	5		429	—	(h)	0.0	(g)
Gentex Corp.	1		15	—	(h)	0.0	(g)
Gibraltar Industries, Inc.	—	(h)	12	—	(h)	0.0	(g)
GigaCloud Technology, Inc.	—	(h)	15	—	(h)	0.0	(g)
Global Payments, Inc.	1		69	—	(h)	0.0	(g)
Globus Medical, Inc.	1		71	—	(h)	0.0	(g)
GoDaddy, Inc.	4		461	—	(h)	0.0	(g)
Goldman Sachs Group, Inc. (The)	—	(h)	160	—	(h)	0.0	(g)
Goodyear Tire & Rubber Co. (The)	4		38	—	(h)	0.0	(g)
Graco, Inc.	1		65	—	(h)	0.0	(g)
Graham Holdings Co.	—	(h)	8	—	(h)	0.0	(g)
GRAIL, Inc.	—	(h)	23	—	(h)	0.0	(g)
Grand Canyon Education, Inc.	—	(h)	6	—	(h)	0.0	(g)
Granite Construction, Inc.	—	(h)	21	—	(h)	0.0	(g)
Griffon Corp.	—	(h)	15	—	(h)	0.0	(g)
Groupon, Inc.	—	(h)	4	—	(h)	0.0	(g)
Guardant Health, Inc.	—	(h)	22	—	(h)	0.0	(g)
Guidewire Software, Inc.	1		191	—	(h)	0.0	(g)
Halliburton Co.	2		58	—	(h)	0.0	(g)
Halozyme Therapeutics, Inc.	1		99	—	(h)	0.0	(g)
Hamilton Lane, Inc.	—	(h)	5	—	(h)	0.0	(g)
Harmony Biosciences Holdings, Inc.	—	(h)	8	—	(h)	0.0	(g)
Hartford Insurance Group, Inc. (The)	1		102	—	(h)	0.0	(g)
HCA Healthcare, Inc.	—	(h)	205	—	(h)	0.0	(g)
Healthcare Realty Trust, Inc.	—	(h)	7	—	(h)	0.0	(g)
Hecla Mining Co.	6		111	—	(h)	0.0	(g)
Highwoods Properties, Inc.	—	(h)	3	—	(h)	0.0	(g)
Hilton Worldwide Holdings, Inc.	1		198	—	(h)	0.0	(g)
Hinge Health, Inc.	—	(h)	18	—	(h)	0.0	(g)
HNI Corp.	—	(h)	20	—	(h)	0.0	(g)
Honeywell International, Inc.	3		537	—	(h)	0.0	(g)
Houlihan Lokey, Inc.	—	(h)	24	—	(h)	0.0	(g)
Howard Hughes Holdings, Inc.	—	(h)	10	—	(h)	0.0	(g)
Howmet Aerospace, Inc.	—	(h)	80	—	(h)	0.0	(g)
HubSpot, Inc.	1		384	—	(h)	0.0	(g)
Humana, Inc.	2		459	—	(h)	0.0	(g)
Huntington Bancshares, Inc./OH	11		185	—	(h)	0.0	(g)
Huntsman Corp.	1		10	—	(h)	0.0	(g)
IDEXX Laboratories, Inc.	—	(h)	147	—	(h)	0.0	(g)
IES Holdings, Inc.	—	(h)	16	—	(h)	0.0	(g)
Illinois Tool Works, Inc.	—	(h)	113	—	(h)	0.0	(g)
Illumina, Inc.	1		136	—	(h)	0.0	(g)
Immunovant, Inc.	—	(h)	3	—	(h)	0.0	(g)
Incyte Corp.	1		104	—	(h)	0.0	(g)
Innospec, Inc.	—	(h)	10	—	(h)	0.0	(g)
Insight Enterprises, Inc.	—	(h)	7	—	(h)	0.0	(g)
Insperity, Inc.	—	(h)	16	—	(h)	0.0	(g)
Inspire Medical Systems, Inc.	1		102	—	(h)	0.0	(g)
Insulet Corp.	—	(h)	4	—	(h)	0.0	(g)
Intapp, Inc.	—	(h)	19	—	(h)	0.0	(g)
Integra LifeSciences Holdings Corp.	—	(h)	2	—	(h)	0.0	(g)
Intellia Therapeutics, Inc.	4		38	—	(h)	0.0	(g)
Interactive Brokers Group, Inc.	2		153	—	(h)	0.0	(g)

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2025	SIX CIRCLES TRUST	503

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2025 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

REFERENCE ENTITY	SHARES		NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
Long Positions — continued
Common Stocks — continued
United States — continued
Intercontinental Exchange, Inc.	1		192	—	(h)	0.0	(g)
InterDigital, Inc.	—	(h)	52	—	(h)	0.0	(g)
International Flavors & Fragrances, Inc.	—	(h)	30	—	(h)	0.0	(g)
Intuit, Inc.	1		457	—	(h)	0.0	(g)
Intuitive Surgical, Inc.	1		331	—	(h)	0.0	(g)
Invesco Ltd.	6		156	—	(h)	0.0	(g)
Itron, Inc.	—	(h)	2	—	(h)	0.0	(g)
ITT, Inc.	—	(h)	34	—	(h)	0.0	(g)
Jabil, Inc.	1		204	—	(h)	0.0	(g)
Jack in the Box, Inc.	—	(h)	4	—	(h)	0.0	(g)
Jackson Financial, Inc.	1		58	—	(h)	0.0	(g)
Jacobs Solutions, Inc.	—	(h)	57	—	(h)	0.0	(g)
Janux Therapeutics, Inc.	—	(h)	2	—	(h)	0.0	(g)
JB Hunt Transport Services, Inc.	—	(h)	56	—	(h)	0.0	(g)
Jefferies Financial Group, Inc.	2		124	—	(h)	0.0	(g)
JetBlue Airways Corp.	2		7	—	(h)	0.0	(g)
Joby Aviation, Inc.	9		124	—	(h)	0.0	(g)
Johnson & Johnson	2		463	—	(h)	0.0	(g)
Johnson Controls International plc	3		307	—	(h)	0.0	(g)
Kemper Corp.	1		25	—	(h)	0.0	(g)
Keurig Dr Pepper, Inc.	3		70	—	(h)	0.0	(g)
KeyCorp.	6		130	—	(h)	0.0	(g)
Keysight Technologies, Inc.	2		340	—	(h)	0.0	(g)
KKR & Co., Inc.	1		155	—	(h)	0.0	(g)
KLA Corp.	—	(h)	63	—	(h)	0.0	(g)
Klaviyo, Inc.	—	(h)	9	—	(h)	0.0	(g)
Kohl’s Corp.	3		56	—	(h)	0.0	(g)
Kroger Co. (The)	4		259	—	(h)	0.0	(g)
Kyndryl Holdings, Inc.	1		23	—	(h)	0.0	(g)
L3Harris Technologies, Inc.	—	(h)	13	—	(h)	0.0	(g)
Labcorp Holdings, Inc.	—	(h)	64	—	(h)	0.0	(g)
Lam Research Corp.	3		491	—	(h)	0.0	(g)
Landstar System, Inc.	—	(h)	15	—	(h)	0.0	(g)
Lantheus Holdings, Inc.	1		49	—	(h)	0.0	(g)
La-Z-Boy, Inc.	—	(h)	6	—	(h)	0.0	(g)
Legalzoom.com, Inc.	2		22	—	(h)	0.0	(g)
Leggett & Platt, Inc.	1		15	—	(h)	0.0	(g)
LendingClub Corp.	—	(h)	3	—	(h)	0.0	(g)
Life Time Group Holdings, Inc.	1		23	—	(h)	0.0	(g)
Lightbridge Corp.	—	(h)	4	—	(h)	0.0	(g)
Lincoln Electric Holdings, Inc.	—	(h)	28	—	(h)	0.0	(g)
Lincoln National Corp.	1		26	—	(h)	0.0	(g)
Liquidia Corp.	—	(h)	5	—	(h)	0.0	(g)
Littelfuse, Inc.	—	(h)	17	—	(h)	0.0	(g)
LiveRamp Holdings, Inc.	1		41	—	(h)	0.0	(g)
Loews Corp.	1		61	—	(h)	0.0	(g)
Lowe’s Cos., Inc.	2		418	—	(h)	0.0	(g)
Lyft, Inc.	7		134	—	(h)	0.0	(g)
M/I Homes, Inc.	—	(h)	4	—	(h)	0.0	(g)
Manhattan Associates, Inc.	—	(h)	75	—	(h)	0.0	(g)
ManpowerGroup, Inc.	—	(h)	7	—	(h)	0.0	(g)
Maplebear, Inc.	—	(h)	18	—	(h)	0.0	(g)
Marathon Petroleum Corp.	1		209	—	(h)	0.0	(g)
MarketAxess Holdings, Inc.	—	(h)	18	—	(h)	0.0	(g)
Marqeta, Inc.	2		11	—	(h)	0.0	(g)
Marsh & McLennan Cos., Inc.	1		114	—	(h)	0.0	(g)

SEE NOTES TO FINANCIAL STATEMENTS.

504	SIX CIRCLES TRUST	DECEMBER 31, 2025

REFERENCE ENTITY	SHARES		NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
Long Positions — continued
Common Stocks — continued
United States — continued
Masimo Corp.	—	(h)	45	—	(h)	0.0	(g)
Mastercard, Inc.	1		678	—	(h)	0.0	(g)
Materion Corp.	—	(h)	8	—	(h)	0.0	(g)
MaxLinear, Inc.	—	(h)	7	—	(h)	0.0	(g)
McDonald’s Corp.	3		765	—	(h)	0.0	(g)
McKesson Corp.	—	(h)	289	—	(h)	0.0	(g)
MDU Resources Group, Inc.	1		21	—	(h)	0.0	(g)
Medpace Holdings, Inc.	—	(h)	204	—	(h)	0.0	(g)
Merck & Co., Inc.	3		281	—	(h)	0.0	(g)
Mercury Systems, Inc.	—	(h)	10	—	(h)	0.0	(g)
MetLife, Inc.	3		220	—	(h)	0.0	(g)
Microchip Technology, Inc.	9		553	—	(h)	0.0	(g)
Micron Technology, Inc.	2		475	—	(h)	0.0	(g)
Middleby Corp. (The)	—	(h)	63	—	(h)	0.0	(g)
Mineralys Therapeutics, Inc.	—	(h)	4	—	(h)	0.0	(g)
Mirum Pharmaceuticals, Inc.	—	(h)	5	—	(h)	0.0	(g)
MKS, Inc.	—	(h)	19	—	(h)	0.0	(g)
Moderna, Inc.	3		89	—	(h)	0.0	(g)
Moelis & Co.	—	(h)	23	—	(h)	0.0	(g)
Monster Beverage Corp.	1		91	—	(h)	0.0	(g)
Moody’s Corp.	—	(h)	109	—	(h)	0.0	(g)
Moog, Inc.	—	(h)	43	—	(h)	0.0	(g)
Morningstar, Inc.	—	(h)	20	—	(h)	0.0	(g)
Mosaic Co. (The)	1		34	—	(h)	0.0	(g)
Motorola Solutions, Inc.	—	(h)	68	—	(h)	0.0	(g)
MP Materials Corp.	1		26	—	(h)	0.0	(g)
Mueller Industries, Inc.	—	(h)	32	—	(h)	0.0	(g)
Mueller Water Products, Inc.	1		18	—	(h)	0.0	(g)
Murphy Oil Corp.	—	(h)	2	—	(h)	0.0	(g)
MYR Group, Inc.	—	(h)	29	—	(h)	0.0	(g)
NANO Nuclear Energy, Inc.	—	(h)	8	—	(h)	0.0	(g)
Natera, Inc.	1		224	—	(h)	0.0	(g)
National Fuel Gas Co.	—	(h)	7	—	(h)	0.0	(g)
National Storage Affiliates Trust	—	(h)	8	—	(h)	0.0	(g)
NetApp, Inc.	1		107	—	(h)	0.0	(g)
Netflix, Inc.	7		637	—	(h)	0.0	(g)
Neurocrine Biosciences, Inc.	1		146	—	(h)	0.0	(g)
New Jersey Resources Corp.	—	(h)	11	—	(h)	0.0	(g)
New York Times Co. (The)	2		105	—	(h)	0.0	(g)
NewMarket Corp.	—	(h)	56	—	(h)	0.0	(g)
Newmont Corp.	6		641	—	(h)	0.0	(g)
News Corp.	1		36	—	(h)	0.0	(g)
NextEra Energy, Inc.	5		419	—	(h)	0.0	(g)
nLight, Inc.	—	(h)	5	—	(h)	0.0	(g)
NMI Holdings, Inc.	—	(h)	4	—	(h)	0.0	(g)
Northern Trust Corp.	1		91	—	(h)	0.0	(g)
Norwegian Cruise Line Holdings Ltd.	2		53	—	(h)	0.0	(g)
NOV, Inc.	3		43	—	(h)	0.0	(g)
NRG Energy, Inc.	1		112	—	(h)	0.0	(g)
Nucor Corp.	—	(h)	3	—	(h)	0.0	(g)
NuScale Power Corp.	17		245	—	(h)	0.0	(g)
NVR, Inc.	—	(h)	29	—	(h)	0.0	(g)
Okta, Inc.	1		117	—	(h)	0.0	(g)
Old Republic International Corp.	1		34	—	(h)	0.0	(g)
Omnicell, Inc.	—	(h)	18	—	(h)	0.0	(g)
ON Semiconductor Corp.	2		119	—	(h)	0.0	(g)

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2025	SIX CIRCLES TRUST	505

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2025 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

REFERENCE ENTITY	SHARES		NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
Long Positions — continued
Common Stocks — continued
United States — continued
ONE Gas, Inc.	—	(h)	17	—	(h)	0.0	(g)
Onestream, Inc.	1		26	—	(h)	0.0	(g)
Onto Innovation, Inc.	1		152	—	(h)	0.0	(g)
OPENLANE, Inc.	—	(h)	10	—	(h)	0.0	(g)
O’Reilly Automotive, Inc.	3		275	—	(h)	0.0	(g)
Oscar Health, Inc.	6		90	—	(h)	0.0	(g)
Oshkosh Corp.	—	(h)	52	—	(h)	0.0	(g)
Otis Worldwide Corp.	1		101	—	(h)	0.0	(g)
Otter Tail Corp.	—	(h)	4	—	(h)	0.0	(g)
Ovintiv, Inc.	3		110	—	(h)	0.0	(g)
Owens Corning	—	(h)	26	—	(h)	0.0	(g)
PACCAR, Inc.	2		231	—	(h)	0.0	(g)
Pagaya Technologies Ltd.	1		16	—	(h)	0.0	(g)
PagerDuty, Inc.	2		22	—	(h)	0.0	(g)
Palo Alto Networks, Inc.	2		329	—	(h)	0.0	(g)
Park Hotels & Resorts, Inc.	1		13	—	(h)	0.0	(g)
Parker-Hannifin Corp.	—	(h)	272	—	(h)	0.0	(g)
Paylocity Holding Corp.	1		113	—	(h)	0.0	(g)
Paymentus Holdings, Inc.	—	(h)	4	—	(h)	0.0	(g)
Payoneer Global, Inc.	1		5	—	(h)	0.0	(g)
PayPal Holdings, Inc.	8		459	—	(h)	0.0	(g)
Peabody Energy Corp.	1		16	—	(h)	0.0	(g)
Pegasystems, Inc.	1		89	—	(h)	0.0	(g)
Peloton Interactive, Inc.	9		58	—	(h)	0.0	(g)
Perdoceo Education Corp.	—	(h)	6	—	(h)	0.0	(g)
PG&E Corp.	1		15	—	(h)	0.0	(g)
Philip Morris International, Inc.	1		201	—	(h)	0.0	(g)
Phinia, Inc.	—	(h)	10	—	(h)	0.0	(g)
Pinnacle West Capital Corp.	—	(h)	5	—	(h)	0.0	(g)
Pinterest, Inc.	7		170	—	(h)	0.0	(g)
PJT Partners, Inc.	—	(h)	7	—	(h)	0.0	(g)
Planet Labs PBC	7		132	—	(h)	0.0	(g)
Plexus Corp.	—	(h)	7	—	(h)	0.0	(g)
PNC Financial Services Group, Inc. (The)	1		197	—	(h)	0.0	(g)
Polaris, Inc.	1		46	—	(h)	0.0	(g)
Portland General Electric Co.	1		38	—	(h)	0.0	(g)
Post Holdings, Inc.	—	(h)	17	—	(h)	0.0	(g)
Power Integrations, Inc.	1		26	—	(h)	0.0	(g)
Primerica, Inc.	—	(h)	23	—	(h)	0.0	(g)
Principal Financial Group, Inc.	1		123	—	(h)	0.0	(g)
PROG Holdings, Inc.	—	(h)	3	—	(h)	0.0	(g)
Progress Software Corp.	—	(h)	10	—	(h)	0.0	(g)
Progressive Corp. (The)	2		452	—	(h)	0.0	(g)
Progyny, Inc.	—	(h)	10	—	(h)	0.0	(g)
Prudential Financial, Inc.	1		164	—	(h)	0.0	(g)
PTC Therapeutics, Inc.	—	(h)	6	—	(h)	0.0	(g)
PTC, Inc.	1		98	—	(h)	0.0	(g)
Public Service Enterprise Group, Inc.	2		188	—	(h)	0.0	(g)
Pure Storage, Inc.	3		184	—	(h)	0.0	(g)
Q2 Holdings, Inc.	1		42	—	(h)	0.0	(g)
QUALCOMM, Inc.	2		420	—	(h)	0.0	(g)
Qualys, Inc.	—	(h)	34	—	(h)	0.0	(g)
Radian Group, Inc.	—	(h)	9	—	(h)	0.0	(g)
Rambus, Inc.	—	(h)	38	—	(h)	0.0	(g)
Range Resources Corp.	2		72	—	(h)	0.0	(g)
Rapid7, Inc.	1		13	—	(h)	0.0	(g)

SEE NOTES TO FINANCIAL STATEMENTS.

506	SIX CIRCLES TRUST	DECEMBER 31, 2025

REFERENCE ENTITY	SHARES		NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
Long Positions — continued
Common Stocks — continued
United States — continued
Raymond James Financial, Inc.	1		90	—	(h)	0.0	(g)
Rayonier, Inc.	—	(h)	5	—	(h)	0.0	(g)
Recursion Pharmaceuticals, Inc.	14		55	—	(h)	0.0	(g)
Reddit, Inc.	1		139	—	(h)	0.0	(g)
Regions Financial Corp.	1		30	—	(h)	0.0	(g)
Remitly Global, Inc.	2		30	—	(h)	0.0	(g)
Republic Services, Inc.	—	(h)	53	—	(h)	0.0	(g)
ResMed, Inc.	—	(h)	46	—	(h)	0.0	(g)
Rivian Automotive, Inc.	1		14	—	(h)	0.0	(g)
RLI Corp.	—	(h)	7	—	(h)	0.0	(g)
Robert Half, Inc.	2		41	—	(h)	0.0	(g)
Robinhood Markets, Inc.	—	(h)	43	—	(h)	0.0	(g)
ROBLOX Corp.	5		391	—	(h)	0.0	(g)
Rocket Cos., Inc.	13		249	—	(h)	0.0	(g)
Rockwell Automation, Inc.	1		534	—	(h)	0.0	(g)
Rogers Corp.	—	(h)	10	—	(h)	0.0	(g)
Roku, Inc.	3		318	—	(h)	0.0	(g)
Rollins, Inc.	—	(h)	28	—	(h)	0.0	(g)
Roper Technologies, Inc.	—	(h)	110	—	(h)	0.0	(g)
Royal Gold, Inc.	—	(h)	32	—	(h)	0.0	(g)
Royalty Pharma plc	—	(h)	13	—	(h)	0.0	(g)
RTX Corp.	2		394	—	(h)	0.0	(g)
Rush Enterprises, Inc.	—	(h)	5	—	(h)	0.0	(g)
Sable Offshore Corp.	—	(h)	4	—	(h)	0.0	(g)
Salesforce, Inc.	1		215	—	(h)	0.0	(g)
Samsara, Inc.	2		69	—	(h)	0.0	(g)
Sanmina Corp.	—	(h)	45	—	(h)	0.0	(g)
Sarepta Therapeutics, Inc.	—	(h)	8	—	(h)	0.0	(g)
Schneider National, Inc.	—	(h)	6	—	(h)	0.0	(g)
Seagate Technology Holdings plc	—	(h)	112	—	(h)	0.0	(g)
SentinelOne, Inc.	3		48	—	(h)	0.0	(g)
Serve Robotics, Inc.	4		44	—	(h)	0.0	(g)
ServiceNow, Inc.	4		593	—	(h)	0.0	(g)
Silicon Laboratories, Inc.	1		84	—	(h)	0.0	(g)
SiTime Corp.	—	(h)	8	—	(h)	0.0	(g)
SkyWest, Inc.	—	(h)	17	—	(h)	0.0	(g)
Skyworks Solutions, Inc.	4		267	—	(h)	0.0	(g)
SM Energy Co.	3		56	—	(h)	0.0	(g)
Snap, Inc.	39		313	—	(h)	0.0	(g)
Solventum Corp.	—	(h)	3	—	(h)	0.0	(g)
Sonos, Inc.	1		24	—	(h)	0.0	(g)
Southern Copper Corp.	—	(h)	11	—	(h)	0.0	(g)
Southwest Airlines Co.	10		401	—	(h)	0.0	(g)
Sprinklr, Inc.	1		9	—	(h)	0.0	(g)
Sprout Social, Inc.	1		9	—	(h)	0.0	(g)
Sprouts Farmers Market, Inc.	2		168	—	(h)	0.0	(g)
SS&C Technologies Holdings, Inc.	—	(h)	11	—	(h)	0.0	(g)
Starwood Property Trust, Inc.	1		20	—	(h)	0.0	(g)
State Street Corp.	—	(h)	45	—	(h)	0.0	(g)
STERIS plc	—	(h)	60	—	(h)	0.0	(g)
Stifel Financial Corp.	—	(h)	13	—	(h)	0.0	(g)
Stryker Corp.	1		179	—	(h)	0.0	(g)
Sun Communities, Inc.	—	(h)	23	—	(h)	0.0	(g)
Super Micro Computer, Inc.	5		152	—	(h)	0.0	(g)
Sylvamo Corp.	—	(h)	11	—	(h)	0.0	(g)
Symbotic, Inc.	1		49	—	(h)	0.0	(g)

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2025	SIX CIRCLES TRUST	507

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2025 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

REFERENCE ENTITY	SHARES		NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
Long Positions — continued
Common Stocks — continued
United States — continued
Synaptics, Inc.	—	(h)	34	—	(h)	0.0	(g)
Syndax Pharmaceuticals, Inc.	2		42	—	(h)	0.0	(g)
T Rowe Price Group, Inc.	1		107	—	(h)	0.0	(g)
Tandem Diabetes Care, Inc.	1		26	—	(h)	0.0	(g)
Target Corp.	3		308	—	(h)	0.0	(g)
Taylor Morrison Home Corp.	1		32	—	(h)	0.0	(g)
Teleflex, Inc.	—	(h)	9	—	(h)	0.0	(g)
Tempus AI, Inc.	1		38	—	(h)	0.0	(g)
Tenable Holdings, Inc.	1		23	—	(h)	0.0	(g)
Tenet Healthcare Corp.	—	(h)	11	—	(h)	0.0	(g)
Teradata Corp.	1		27	—	(h)	0.0	(g)
Teradyne, Inc.	3		549	—	(h)	0.0	(g)
Terex Corp.	1		31	—	(h)	0.0	(g)
Tesla, Inc.	2		722	—	(h)	0.0	(g)
Texas Capital Bancshares, Inc.	—	(h)	13	—	(h)	0.0	(g)
Texas Instruments, Inc.	3		512	—	(h)	0.0	(g)
Textron, Inc.	1		93	—	(h)	0.0	(g)
Toast, Inc.	4		144	—	(h)	0.0	(g)
Toro Co. (The)	1		72	—	(h)	0.0	(g)
Trade Desk, Inc. (The)	9		352	—	(h)	0.0	(g)
Tradeweb Markets, Inc.	1		156	—	(h)	0.0	(g)
Travelers Cos., Inc. (The)	1		183	—	(h)	0.0	(g)
Trex Co., Inc.	2		58	—	(h)	0.0	(g)
Tri Pointe Homes, Inc.	—	(h)	14	—	(h)	0.0	(g)
TriNet Group, Inc.	—	(h)	27	—	(h)	0.0	(g)
TripAdvisor, Inc.	2		23	—	(h)	0.0	(g)
Tutor Perini Corp.	—	(h)	11	—	(h)	0.0	(g)
Twilio, Inc.	3		410	—	(h)	0.0	(g)
Uber Technologies, Inc.	—	(h)	6	—	(h)	0.0	(g)
UFP Industries, Inc.	—	(h)	10	—	(h)	0.0	(g)
UGI Corp.	—	(h)	11	—	(h)	0.0	(g)
U-Haul Holding Co.	—	(h)	4	—	(h)	0.0	(g)
UiPath, Inc.	4		63	—	(h)	0.0	(g)
Ulta Beauty, Inc.	—	(h)	23	—	(h)	0.0	(g)
Ultragenyx Pharmaceutical, Inc.	—	(h)	6	—	(h)	0.0	(g)
Union Pacific Corp.	2		458	—	(h)	0.0	(g)
United Airlines Holdings, Inc.	2		227	—	(h)	0.0	(g)
United Natural Foods, Inc.	—	(h)	4	—	(h)	0.0	(g)
United Therapeutics Corp.	—	(h)	185	—	(h)	0.0	(g)
Universal Display Corp.	—	(h)	50	—	(h)	0.0	(g)
Unum Group	—	(h)	22	—	(h)	0.0	(g)
Upstart Holdings, Inc.	4		196	—	(h)	0.0	(g)
Upwork, Inc.	1		28	—	(h)	0.0	(g)
Urban Outfitters, Inc.	—	(h)	21	—	(h)	0.0	(g)
US Bancorp	4		200	—	(h)	0.0	(g)
Valaris Ltd.	—	(h)	25	—	(h)	0.0	(g)
Valero Energy Corp.	1		143	—	(h)	0.0	(g)
Valmont Industries, Inc.	—	(h)	48	—	(h)	0.0	(g)
Veeva Systems, Inc.	1		167	—	(h)	0.0	(g)
Veracyte, Inc.	—	(h)	2	—	(h)	0.0	(g)
Veralto Corp.	1		84	—	(h)	0.0	(g)
VeriSign, Inc.	1		173	—	(h)	0.0	(g)
Verisk Analytics, Inc.	1		189	—	(h)	0.0	(g)
Vertex Pharmaceuticals, Inc.	1		383	—	(h)	0.0	(g)
Viasat, Inc.	—	(h)	13	—	(h)	0.0	(g)
Viatris, Inc.	5		62	—	(h)	0.0	(g)

SEE NOTES TO FINANCIAL STATEMENTS.

508	SIX CIRCLES TRUST	DECEMBER 31, 2025

REFERENCE ENTITY	SHARES		NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
Long Positions — continued
Common Stocks — continued
United States — continued
Viavi Solutions, Inc.	1		9	—	(h)	0.0	(g)
VICI Properties, Inc.	4		109	—	(h)	0.0	(g)
Vicor Corp.	—	(h)	3	—	(h)	0.0	(g)
Viking Therapeutics, Inc.	1		31	—	(h)	0.0	(g)
Virtu Financial, Inc.	1		21	—	(h)	0.0	(g)
Visteon Corp.	—	(h)	8	—	(h)	0.0	(g)
Walker & Dunlop, Inc.	—	(h)	6	—	(h)	0.0	(g)
Walmart, Inc.	—	(h)	4	—	(h)	0.0	(g)
Walt Disney Co. (The)	2		206	—	(h)	0.0	(g)
Waste Management, Inc.	—	(h)	49	—	(h)	0.0	(g)
Watts Water Technologies, Inc.	—	(h)	21	—	(h)	0.0	(g)
Wells Fargo & Co.	1		95	—	(h)	0.0	(g)
West Pharmaceutical Services, Inc.	—	(h)	7	—	(h)	0.0	(g)
Western Digital Corp.	3		486	—	(h)	0.0	(g)
Willdan Group, Inc.	—	(h)	5	—	(h)	0.0	(g)
Winmark Corp.	—	(h)	10	—	(h)	0.0	(g)
Workday, Inc.	2		537	—	(h)	0.0	(g)
World Kinect Corp.	—	(h)	4	—	(h)	0.0	(g)
Yelp, Inc.	—	(h)	5	—	(h)	0.0	(g)
Zebra Technologies Corp.	—	(h)	8	—	(h)	0.0	(g)
Ziff Davis, Inc.	—	(h)	12	—	(h)	0.0	(g)
Zions Bancorp NA	—	(h)	25	—	(h)	0.0	(g)
Zoetis, Inc.	5		598	—	(h)	0.0	(g)
Zoom Communications, Inc.	2		148	—	(h)	0.0	(g)

Uruguay
MercadoLibre, Inc.	—	(h)	500	—	(h)	0.0	(g)

Total Long Positions of Total Return Swaps			78,152	—	(h)	0.0	(g)

Total of Long and Short Positions of Total Return Swaps			78,152	—	(h)	0.0	(g)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE (1)	NET UNREALIZED APPRECIATION/ (DEPRECIATION) ($) (2)		NET CASH AND OTHER RECEIVABLES/ PAYABLES ($)	VALUE ($)
Morgan Stanley & Co.	The Fund receives a return on portfolio of long and short equity positions and pays or receives one day FEDEF on long positions and short positions respectively, plus or minus spread (rates range from -4.34% to 0.2%) which is denominated in USD based on the local currencies of the positions within the swap	09/21/2027	(71,203)	—	(h)	(181)	(181)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
Short Positions
Common Stocks
Argentina
Grupo Financiero Galicia SA	(1)	(78)	—	(h)	0.0	(g)

Australia
BHP Group Ltd.	(3)	(194)	—	(h)	0.0	(g)
IREN Ltd.	— (h)	(9)	—	(h)	0.0	(g)

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2025	SIX CIRCLES TRUST	509

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2025 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
Short Positions — continued
Common Stocks — continued

Belgium
CMB Tech NV	(1)	(10)	—	(h)	0.0	(g)

Bermuda
Golar LNG Ltd.	(1)	(35)	—	(h)	0.0	(g)
Seadrill Ltd.	— (h)	(3)	—	(h)	0.0	(g)
Viking Holdings Ltd.	— (h)	(31)	—	(h)	0.0	(g)

Brazil
NU Holdings Ltd./Cayman Islands	(31)	(514)	—	(h)	0.0	(g)
StoneCo. Ltd.	(7)	(96)	—	(h)	0.0	(g)
XP, Inc.	(6)	(102)	—	(h)	0.0	(g)

Canada
Alamos Gold, Inc.	(1)	(57)	—	(h)	0.0	(g)
Barrick Mining Corp.	(8)	(342)	–	(h)	0.0	(g)
Celestica, Inc.	– (h)	(17)	–	(h)	0.0	(g)
D-Wave Quantum, Inc.	(13)	(331)	–	(h)	0.0	(g)
Eldorado Gold Corp.	(1)	(27)	–	(h)	0.0	(g)
Endeavour Silver Corp.	(8)	(79)	–	(h)	0.0	(g)
First Majestic Silver Corp.	(12)	(204)	–	(h)	0.0	(g)
Fortuna Mining Corp.	– (h)	(3)	–	(h)	0.0	(g)
IAMGOLD Corp.	(6)	(105)	–	(h)	0.0	(g)
IMAX Corp.	(1)	(30)	–	(h)	0.0	(g)
Lithium Americas Corp.	(6)	(27)	—	(h)	0.0	(g)
McEwen, Inc.	(1)	(13)	—	(h)	0.0	(g)
Novagold Resources, Inc.	— (h)	(4)	—	(h)	0.0	(g)
Pan American Silver Corp.	(2)	(113)	—	(h)	0.0	(g)
Seabridge Gold, Inc.	— (h)	(11)	—	(h)	0.0	(g)
Teekay Tankers Ltd.	— (h)	(9)	—	(h)	0.0	(g)
TMC the metals co, Inc.	(4)	(22)	—	(h)	0.0	(g)
Uranium Energy Corp.	(10)	(115)	—	(h)	0.0	(g)
Waste Connections, Inc.	— (h)	(15)	—	(h)	0.0	(g)
Xenon Pharmaceuticals, Inc.	— (h)	(20)	—	(h)	0.0	(g)

Cayman Islands
Bullish	(3)	(98)	—	(h)	0.0	(g)

Chile
Latam Airlines Group SA	— (h)	(17)	—	(h)	0.0	(g)

Finland
Amer Sports, Inc.	(1)	(50)	—	(h)	0.0	(g)

Germany
BioNTech SE	(1)	(105)	—	(h)	0.0	(g)
Jumia Technologies AG	(1)	(8)	—	(h)	0.0	(g)
SAP SE	— (h)	(108)	—	(h)	0.0	(g)

Greece
Star Bulk Carriers Corp.	(1)	(15)	—	(h)	0.0	(g)

Guernsey
Super Group SGHC Ltd.	— (h)	(5)	—	(h)	0.0	(g)

SEE NOTES TO FINANCIAL STATEMENTS.

510	SIX CIRCLES TRUST	DECEMBER 31, 2025

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
Short Positions — continued
Common Stocks — continued

India
Dr Reddy’s Laboratories Ltd.	(3)	(39)	—	(h)	0.0	(g)
HDFC Bank Ltd.	(5)	(169)	—	(h)	0.0	(g)
ICICI Bank Ltd.	(4)	(123)	—	(h)	0.0	(g)
MakeMyTrip Ltd.	(1)	(117)	—	(h)	0.0	(g)

Ireland
Aptiv plc	— (h)	(14)	—	(h)	0.0	(g)
CRH plc	(2)	(213)	—	(h)	0.0	(g)
ICON plc	(1)	(258)	—	(h)	0.0	(g)
James Hardie Industries plc	(4)	(89)	—	(h)	0.0	(g)
Jazz Pharmaceuticals plc	(1)	(88)	—	(h)	0.0	(g)
Medtronic plc	— (h)	(30)	—	(h)	0.0	(g)
Smurfit WestRock plc	(4)	(172)	—	(h)	0.0	(g)

Israel
Etoro Group Ltd.	— (h)	(11)	—	(h)	0.0	(g)
Global-e Online Ltd.	(1)	(26)	—	(h)	0.0	(g)
Oddity Tech Ltd.	(1)	(25)	—	(h)	0.0	(g)
Teva Pharmaceutical Industries Ltd.	(7)	(217)	—	(h)	0.0	(g)
Wix.com Ltd.	— (h)	(33)	—	(h)	0.0	(g)

Japan
Honda Motor Co. Ltd.	(1)	(24)	—	(h)	0.0	(g)
Takeda Pharmaceutical Co. Ltd.	(3)	(54)	—	(h)	0.0	(g)
Toyota Motor Corp.	— (h)	(26)	—	(h)	0.0	(g)

Kazakhstan
Freedom Holding Corp	— (h)	(9)	—	(h)	0.0	(g)

Luxembourg
ArcelorMittal SA	— (h)	(17)	—	(h)	0.0	(g)
Globant SA	(1)	(67)	—	(h)	0.0	(g)
Millicom International Cellular SA	(1)	(46)	—	(h)	0.0	(g)
Tenaris SA	— (h)	(6)	—	(h)	0.0	(g)

Mexico
America Movil SAB de CV	(4)	(76)	—	(h)	0.0	(g)
Cemex SAB de CV	(6)	(75)	—	(h)	0.0	(g)
Coca-Cola Femsa SAB de CV	— (h)	(12)	—	(h)	0.0	(g)
Fomento Economico Mexicano SAB de CV	(1)	(67)	—	(h)	0.0	(g)
Grupo Aeroportuario del Pacifico SAB de CV	— (h)	(16)	—	(h)	0.0	(g)
Grupo Aeroportuario del Sureste SAB de CV	— (h)	(7)	—	(h)	0.0	(g)
Vista Energy SAB de CV	(1)	(27)	—	(h)	0.0	(g)

Monaco
Scorpio Tankers, Inc.	(1)	(34)	—	(h)	0.0	(g)

Netherlands
Argenx SE	— (h)	(134)	—	(h)	0.0	(g)
JBS NV	(4)	(56)	—	(h)	0.0	(g)
Koninklijke Philips NV	(1)	(16)	—	(h)	0.0	(g)
NXP Semiconductors NV	(1)	(150)	—	(h)	0.0	(g)
QIAGEN NV	(1)	(62)	—	(h)	0.0	(g)

Norway
Equinor ASA	(2)	(52)	—	(h)	0.0	(g)
Frontline plc	(2)	(43)	—	(h)	0.0	(g)

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2025	SIX CIRCLES TRUST	511

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2025 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
Short Positions — continued
Common Stocks — continued

Netherlands — continued

Puerto Rico
Popular, Inc.	— (h)	(9)	—	(h)	0.0	(g)

Singapore
Bitdeer Technologies Group	(1)	(8)	—	(h)	0.0	(g)
Grab Holdings Ltd.	(12)	(61)	—	(h)	0.0	(g)

South Africa
Gold Fields Ltd.	(1)	(42)	—	(h)	0.0	(g)
Harmony Gold Mining Co. Ltd.	(2)	(38)	—	(h)	0.0	(g)

Sweden
Autoliv, Inc.	— (h)	(2)	—	(h)	0.0	(g)

Switzerland
Alcon AG	(2)	(174)	—	(h)	0.0	(g)
Amrize Ltd.	(3)	(140)	—	(h)	0.0	(g)
CRISPR Therapeutics AG	— (h)	(17)	—	(h)	0.0	(g)
Garrett Motion, Inc.	— (h)	(7)	—	(h)	0.0	(g)
Logitech International SA	— (h)	(31)	—	(h)	0.0	(g)
Novartis AG	— (h)	(26)	—	(h)	0.0	(g)
Sportradar Group AG	(2)	(38)	—	(h)	0.0	(g)
STMicroelectronics NV	(1)	(25)	—	(h)	0.0	(g)
UBS Group AG	(2)	(108)	—	(h)	0.0	(g)

Taiwan
United Microelectronics Corp.	(2)	(13)	—	(h)	0.0	(g)

Thailand
Fabrinet	— (h)	(227)	—	(h)	0.0	(g)

United Kingdom
Anglogold Ashanti Plc	(1)	(74)	—	(h)	0.0	(g)
Aon plc	(1)	(335)	—	(h)	0.0	(g)
AstraZeneca plc	(3)	(235)	—	(h)	0.0	(g)
Birkenstock Holding Plc	(3)	(132)	—	(h)	0.0	(g)
Coca-Cola Europacific Partners plc	(2)	(223)	—	(h)	0.0	(g)
Diageo plc	(1)	(55)	—	(h)	0.0	(g)
Genius Sports Ltd.	(2)	(22)	—	(h)	0.0	(g)
GSK plc	(4)	(198)	—	(h)	0.0	(g)
Indivior Ltd.	— (h)	(6)	—	(h)	0.0	(g)
InterContinental Hotels Group plc	— (h)	(24)	—	(h)	0.0	(g)
Marex Group plc	— (h)	(15)	—	(h)	0.0	(g)
National Grid plc	— (h)	(21)	—	(h)	0.0	(g)
nVent Electric plc	— (h)	(12)	—	(h)	0.0	(g)
Pentair plc	(1)	(54)	—	(h)	0.0	(g)
Rentokil Initial plc	(1)	(18)	—	(h)	0.0	(g)
Shell plc	(3)	(184)	—	(h)	0.0	(g)
Smith & Nephew plc	— (h)	(12)	—	(h)	0.0	(g)
TechnipFMC plc	(1)	(38)	—	(h)	0.0	(g)
Unilever plc	(1)	(95)	—	(h)	0.0	(g)
Willis Towers Watson plc	— (h)	(83)	—	(h)	0.0	(g)

SEE NOTES TO FINANCIAL STATEMENTS.

512	SIX CIRCLES TRUST	DECEMBER 31, 2025

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
Short Positions — continued
Common Stocks — continued

United States
AAON, Inc.	(1)	(74)	—	(h)	0.0	(g)
AAR Corp.	— (h)	(36)	—	(h)	0.0	(g)
Abbott Laboratories	(4)	(522)	—	(h)	0.0	(g)
AbbVie, Inc.	(1)	(273)	—	(h)	0.0	(g)
ABM Industries, Inc.	— (h)	(8)	—	(h)	0.0	(g)
Academy Sports & Outdoors, Inc.	— (h)	(18)	—	(h)	0.0	(g)
Acadia Healthcare Co., Inc.	— (h)	(6)	—	(h)	0.0	(g)
ACADIA Pharmaceuticals, Inc.	— (h)	(10)	—	(h)	0.0	(g)
Acadia Realty Trust	(2)	(31)	—	(h)	0.0	(g)
Acushnet Holdings Corp.	(1)	(55)	—	(h)	0.0	(g)
ACV Auctions, Inc.	(2)	(16)	—	(h)	0.0	(g)
Adaptive Biotechnologies Corp.	— (h)	(6)	—	(h)	0.0	(g)
Addus HomeCare Corp.	— (h)	(5)	—	(h)	0.0	(g)
ADMA Biologics, Inc.	(1)	(16)	—	(h)	0.0	(g)
ADT, Inc.	(5)	(39)	—	(h)	0.0	(g)
Advanced Drainage Systems, Inc.	(1)	(139)	—	(h)	0.0	(g)
Advanced Micro Devices, Inc.	— (h)	(15)	—	(h)	0.0	(g)
AECOM	— (h)	(40)	—	(h)	0.0	(g)
Aehr Test Systems	(1)	(25)	—	(h)	0.0	(g)
AeroVironment, Inc.	(2)	(372)	—	(h)	0.0	(g)
Agilent Technologies, Inc.	— (h)	(47)	—	(h)	0.0	(g)
Agilysys, Inc.	— (h)	(5)	—	(h)	0.0	(g)
AGNC Investment Corp.	(14)	(147)	—	(h)	0.0	(g)
Agree Realty Corp.	(2)	(132)	—	(h)	0.0	(g)
Air Products and Chemicals, Inc.	(1)	(259)	—	(h)	0.0	(g)
Alkami Technology, Inc.	(1)	(16)	—	(h)	0.0	(g)
Alliant Energy Corp.	(2)	(100)	—	(h)	0.0	(g)
Alpha Metallurgical Resources, Inc.	— (h)	(6)	—	(h)	0.0	(g)
Alphabet, Inc.	(5)	(1,414)	—	(h)	0.0	(g)
Alphatec Holdings, Inc.	(1)	(31)	—	(h)	0.0	(g)
Amentum Holdings, Inc.	(1)	(37)	—	(h)	0.0	(g)
Ameresco, Inc.	— (h)	(7)	—	(h)	0.0	(g)
American Eagle Outfitters, Inc.	(2)	(45)	—	(h)	0.0	(g)
American Healthcare REIT, Inc.	(1)	(34)	—	(h)	0.0	(g)
American Homes 4 Rent	(1)	(30)	—	(h)	0.0	(g)
American Water Works Co., Inc.	— (h)	(33)	—	(h)	0.0	(g)
Americold Realty Trust, Inc.	(7)	(85)	—	(h)	0.0	(g)
Ameris Bancorp	— (h)	(5)	—	(h)	0.0	(g)
Amkor Technology, Inc.	(1)	(30)	—	(h)	0.0	(g)
Amprius Technologies, Inc.	(2)	(18)	—	(h)	0.0	(g)
ANI Pharmaceuticals, Inc.	— (h)	(10)	—	(h)	0.0	(g)
Annaly Capital Management, Inc.	(7)	(147)	—	(h)	0.0	(g)
API Group Corp.	(2)	(77)	—	(h)	0.0	(g)
Apogee Therapeutics, Inc.	(1)	(39)	—	(h)	0.0	(g)
Apollo Global Management, Inc.	(5)	(771)	—	(h)	0.0	(g)
Apple Hospitality REIT, Inc.	(1)	(16)	—	(h)	0.0	(g)
Apple, Inc.	(3)	(945)	—	(h)	0.0	(g)
Applied Digital Corp.	(9)	(232)	—	(h)	0.0	(g)
Applied Materials, Inc.	—	—	—		0.0	(g)
Applied Optoelectronics, Inc.	(3)	(91)	—	(h)	0.0	(g)
AppLovin Corp.	(1)	(573)	—	(h)	0.0	(g)
Aramark	(3)	(115)	—	(h)	0.0	(g)
Arbor Realty Trust, Inc.	(1)	(10)	—	(h)	0.0	(g)
Arcellx, Inc.	— (h)	(15)	—	(h)	0.0	(g)

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2025	SIX CIRCLES TRUST	513

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2025 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

REFERENCE ENTITY	SHARES		NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
Short Positions — continued
Common Stocks — continued

United States — continued
Archer-Daniels-Midland Co.	(4)		(210)	—	(h)	0.0	(g)
Archrock, Inc.	—	(h)	(3)	—	(h)	0.0	(g)
Arcosa, Inc.	—	(h)	(4)	—	(h)	0.0	(g)
Arcus Biosciences, Inc.	—	(h)	(4)	—	(h)	0.0	(g)
Arcutis Biotherapeutics, Inc.	(2)		(44)	—	(h)	0.0	(g)
Arista Networks, Inc.	(1)		(108)	—	(h)	0.0	(g)
ARMOUR Residential REIT, Inc.	(4)		(77)	—	(h)	0.0	(g)
Array Technologies, Inc.	(4)		(34)	—	(h)	0.0	(g)
Arrow Electronics, Inc.	—	(h)	(26)	—	(h)	0.0	(g)
ARS Pharmaceuticals, Inc.	(1)		(7)	—	(h)	0.0	(g)
Arthur J Gallagher & Co.	(2)		(527)	—	(h)	0.0	(g)
Asbury Automotive Group, Inc.	—	(h)	(28)	—	(h)	0.0	(g)
ASP Isotopes, Inc.	(3)		(15)	—	(h)	0.0	(g)
Associated Banc-Corp.	—	(h)	(3)	—	(h)	0.0	(g)
AST SpaceMobile, Inc.	(6)		(438)	—	(h)	0.0	(g)
Atkore, Inc.	—	(h)	(5)	—	(h)	0.0	(g)
Atlantic Union Bankshares Corp.	(1)		(47)	—	(h)	0.0	(g)
Atlas Energy Solutions, Inc.	(2)		(17)	—	(h)	0.0	(g)
Atmos Energy Corp.	—	(h)	(35)	—	(h)	0.0	(g)
Automatic Data Processing, Inc.	—	(h)	(28)	—	(h)	0.0	(g)
AutoNation, Inc.	—	(h)	(57)	—	(h)	0.0	(g)
AvalonBay Communities, Inc.	(1)		(189)	—	(h)	0.0	(g)
Avantor, Inc.	(12)		(138)	—	(h)	0.0	(g)
Avery Dennison Corp.	—	(h)	(11)	—	(h)	0.0	(g)
Avis Budget Group, Inc.	(1)		(163)	—	(h)	0.0	(g)
Axcelis Technologies, Inc.	—	(h)	(12)	—	(h)	0.0	(g)
Axon Enterprise, Inc.	—	(h)	(74)	—	(h)	0.0	(g)
Axos Financial, Inc.	—	(h)	(26)	—	(h)	0.0	(g)
Baker Hughes Co.	(1)		(34)	—	(h)	0.0	(g)
Baldwin Insurance Group, Inc. (The)	(2)		(37)	—	(h)	0.0	(g)
Ball Corp.	—	(h)	(22)	—	(h)	0.0	(g)
Banc of California, Inc.	—	(h)	(4)	—	(h)	0.0	(g)
Bancorp, Inc. (The)	—	(h)	(17)	—	(h)	0.0	(g)
Bank OZK	—	(h)	(19)	—	(h)	0.0	(g)
Baxter International, Inc.	(1)		(16)	—	(h)	0.0	(g)
Beacon Financial Corp.	—	(h)	(8)	—	(h)	0.0	(g)
Beam Therapeutics, Inc.	—	(h)	(4)	—	(h)	0.0	(g)
Bel Fuse, Inc.	—	(h)	(9)	—	(h)	0.0	(g)
Belden, Inc.	—	(h)	(6)	—	(h)	0.0	(g)
BellRing Brands, Inc.	—	(h)	(12)	—	(h)	0.0	(g)
Bentley Systems, Inc.	(1)		(54)	—	(h)	0.0	(g)
Better Home & Finance Holding Co.	—	(h)	(9)	—	(h)	0.0	(g)
BigBear.ai Holdings, Inc.	(30)		(163)	—	(h)	0.0	(g)
Biglari Holdings, Inc.	—	(h)	(5)	—	(h)	0.0	(g)
BILL Holdings, Inc.	(1)		(57)	—	(h)	0.0	(g)
Bio-Rad Laboratories, Inc.	—	(h)	(37)	—	(h)	0.0	(g)
Bio-Techne Corp.	(1)		(30)	—	(h)	0.0	(g)
BlackLine, Inc.	—	(h)	(12)	—	(h)	0.0	(g)
BlackSky Technology, Inc.	(1)		(24)	—	(h)	0.0	(g)
Blackstone Mortgage Trust, Inc.	(1)		(11)	—	(h)	0.0	(g)
Blackstone Secured Lending Fund	(2)		(45)	—	(h)	0.0	(g)
Block, Inc.	(2)		(98)	—	(h)	0.0	(g)
Bloomin’ Brands, Inc.	(1)		(6)	—	(h)	0.0	(g)
Blue Owl Capital Corp.	—	(h)	(5)	—	(h)	0.0	(g)

SEE NOTES TO FINANCIAL STATEMENTS.

514	SIX CIRCLES TRUST	DECEMBER 31, 2025

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
Short Positions — continued
Common Stocks — continued
United States — continued
Blue Owl Capital, Inc.	— (h)	(6)	—	(h)	0.0	(g)
BOK Financial Corp.	— (h)	(6)	—	(h)	0.0	(g)
Boot Barn Holdings, Inc.	(1)	(122)	—	(h)	0.0	(g)
Booz Allen Hamilton Holding Corp.	(1)	(62)	—	(h)	0.0	(g)
Boyd Gaming Corp.	— (h)	(14)	—	(h)	0.0	(g)
Bridgebio Pharma, Inc.	(1)	(85)	—	(h)	0.0	(g)
Bright Horizons Family Solutions, Inc.	— (h)	(8)	—	(h)	0.0	(g)
BrightSpring Health Services, Inc.	(2)	(81)	—	(h)	0.0	(g)
Brightstar Lottery plc	— (h)	(4)	—	(h)	0.0	(g)
Brixmor Property Group, Inc.	(1)	(37)	—	(h)	0.0	(g)
Broadstone Net Lease, Inc.	(1)	(14)	—	(h)	0.0	(g)
Brown & Brown, Inc.	(1)	(62)	—	(h)	0.0	(g)
Brown-Forman Corp.	(6)	(146)	—	(h)	0.0	(g)
Bruker Corp.	(2)	(100)	—	(h)	0.0	(g)
Build-A-Bear Workshop, Inc.	— (h)	(5)	—	(h)	0.0	(g)
Builders FirstSource, Inc.	(1)	(120)	—	(h)	0.0	(g)
Bunge Global SA	(3)	(233)	—	(h)	0.0	(g)
Burford Capital Ltd.	(1)	(5)	—	(h)	0.0	(g)
BXP, Inc.	— (h)	(28)	—	(h)	0.0	(g)
Cable One, Inc.	— (h)	(21)	—	(h)	0.0	(g)
CACI International, Inc.	— (h)	(116)	—	(h)	0.0	(g)
Cactus, Inc.	— (h)	(19)	—	(h)	0.0	(g)
Caesars Entertainment, Inc.	(2)	(37)	—	(h)	0.0	(g)
California Resources Corp.	— (h)	(19)	—	(h)	0.0	(g)
Cal-Maine Foods, Inc.	— (h)	(5)	—	(h)	0.0	(g)
Campbell’s Company (The)	(4)	(112)	—	(h)	0.0	(g)
Camping World Holdings, Inc.	(1)	(14)	—	(h)	0.0	(g)
Capital One Financial Corp.	(2)	(410)	—	(h)	0.0	(g)
CareTrust REIT, Inc.	(2)	(85)	—	(h)	0.0	(g)
Carnival Corp.	(2)	(70)	—	(h)	0.0	(g)
Carpenter Technology Corp.	— (h)	(2)	—	(h)	0.0	(g)
Carrier Global Corp.	(5)	(254)	—	(h)	0.0	(g)
Carter’s, Inc.	(1)	(48)	—	(h)	0.0	(g)
Carvana Co.	(2)	(705)	—	(h)	0.0	(g)
Casella Waste Systems, Inc.	— (h)	(34)	—	(h)	0.0	(g)
Casey’s General Stores, Inc.	— (h)	(15)	—	(h)	0.0	(g)
Cava Group, Inc.	(3)	(151)	—	(h)	0.0	(g)
CBIZ, Inc.	— (h)	(22)	—	(h)	0.0	(g)
Cboe Global Markets, Inc.	(1)	(180)	—	(h)	0.0	(g)
CCC Intelligent Solutions Holdings, Inc.	(15)	(122)	—	(h)	0.0	(g)
CECO Environmental Corp.	— (h)	(20)	—	(h)	0.0	(g)
Celldex Therapeutics, Inc.	— (h)	(5)	—	(h)	0.0	(g)
Celsius Holdings, Inc.	(3)	(150)	—	(h)	0.0	(g)
CenterPoint Energy, Inc.	(5)	(198)	—	(h)	0.0	(g)
Centrus Energy Corp.	— (h)	(25)	—	(h)	0.0	(g)
Centuri Holdings, Inc.	— (h)	(11)	—	(h)	0.0	(g)
Century Aluminum Co.	(1)	(45)	—	(h)	0.0	(g)
Century Communities, Inc.	— (h)	(2)	—	(h)	0.0	(g)
Certara, Inc.	— (h)	(4)	—	(h)	0.0	(g)
CG oncology, Inc.	(1)	(26)	—	(h)	0.0	(g)
CH Robinson Worldwide, Inc.	— (h)	(38)	—	(h)	0.0	(g)
Champion Homes, Inc.	— (h)	(3)	—	(h)	0.0	(g)
Charles River Laboratories International, Inc.	— (h)	(64)	—	(h)	0.0	(g)

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2025	SIX CIRCLES TRUST	515

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2025 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
Short Positions — continued
Common Stocks — continued
United States — continued
Charter Communications, Inc.	(1)	(188)	—	(h)	0.0	(g)
Cheesecake Factory, Inc. (The)	— (h)	(23)	—	(h)	0.0	(g)
Chefs’ Warehouse, Inc. (The)	— (h)	(26)	—	(h)	0.0	(g)
Cheniere Energy, Inc.	— (h)	(47)	—	(h)	0.0	(g)
Chesapeake Utilities Corp.	— (h)	(2)	—	(h)	0.0	(g)
Chewy, Inc.	(5)	(171)	—	(h)	0.0	(g)
Chime Financial, Inc.	— (h)	(4)	—	(h)	0.0	(g)
Chord Energy Corp.	— (h)	(3)	—	(h)	0.0	(g)
Church & Dwight Co., Inc.	(1)	(107)	—	(h)	0.0	(g)
Cigna Group (The)	(1)	(176)	—	(h)	0.0	(g)
Cinemark Holdings, Inc.	—	—	—		0.0	(g)
Cipher Mining, Inc.	(10)	(153)	—	(h)	0.0	(g)
Citizens Financial Group, Inc.	(1)	(60)	—	(h)	0.0	(g)
Clean Harbors, Inc.	— (h)	(25)	—	(h)	0.0	(g)
Cleanspark, Inc.	(13)	(136)	—	(h)	0.0	(g)
Cloudflare, Inc.	— (h)	(61)	—	(h)	0.0	(g)
CMS Energy Corp.	— (h)	(28)	—	(h)	0.0	(g)
CNA Financial Corp.	— (h)	(4)	—	(h)	0.0	(g)
Coca-Cola Co. (The)	(7)	(511)	—	(h)	0.0	(g)
Coeur Mining, Inc.	(5)	(86)	—	(h)	0.0	(g)
Cogent Biosciences, Inc.	— (h)	(16)	—	(h)	0.0	(g)
Cogent Communications Holdings, Inc.	— (h)	(10)	—	(h)	0.0	(g)
Coherent Corp.	(1)	(263)	—	(h)	0.0	(g)
Colgate-Palmolive Co.	(1)	(73)	—	(h)	0.0	(g)
Columbia Banking System, Inc.	(1)	(41)	—	(h)	0.0	(g)
Columbia Sportswear Co.	— (h)	(5)	—	(h)	0.0	(g)
Commercial Metals Co.	— (h)	(6)	—	(h)	0.0	(g)
Comstock Resources, Inc.	(1)	(31)	—	(h)	0.0	(g)
Concentra Group Holdings Parent, Inc.	— (h)	(4)	—	(h)	0.0	(g)
Concentrix Corp.	(1)	(39)	—	(h)	0.0	(g)
Constellation Brands, Inc.	(1)	(194)	—	(h)	0.0	(g)
Constellation Energy Corp.	(1)	(244)	—	(h)	0.0	(g)
Construction Partners, Inc.	(1)	(58)	—	(h)	0.0	(g)
Cooper Cos., Inc. (The)	(2)	(132)	—	(h)	0.0	(g)
COPT Defense Properties	(1)	(32)	—	(h)	0.0	(g)
Core & Main, Inc.	(2)	(114)	—	(h)	0.0	(g)
Core Natural Resources, Inc.	(1)	(67)	—	(h)	0.0	(g)
CorMedix, Inc.	(2)	(19)	—	(h)	0.0	(g)
Corpay, Inc.	— (h)	(89)	—	(h)	0.0	(g)
CoStar Group, Inc.	(2)	(139)	—	(h)	0.0	(g)
Coterra Energy, Inc.	(6)	(149)	—	(h)	0.0	(g)
Coupang, Inc.	(7)	(172)	—	(h)	0.0	(g)
Cousins Properties, Inc.	— (h)	(11)	—	(h)	0.0	(g)
Cracker Barrel Old Country Store, Inc.	— (h)	(4)	—	(h)	0.0	(g)
Crane NXT Co.	— (h)	(12)	—	(h)	0.0	(g)
Credit Acceptance Corp.	— (h)	(12)	—	(h)	0.0	(g)
Credo Technology Group Holding Ltd.	(1)	(167)	—	(h)	0.0	(g)
Crescent Energy Co.	(2)	(19)	—	(h)	0.0	(g)
Crowdstrike Holdings, Inc.	(1)	(278)	—	(h)	0.0	(g)
CSW Industrials, Inc.	— (h)	(26)	—	(h)	0.0	(g)
CSX Corp.	(7)	(271)	—	(h)	0.0	(g)
Cullen/Frost Bankers, Inc.	— (h)	(3)	—	(h)	0.0	(g)
Cushman & Wakefield Ltd.	(1)	(19)	—	(h)	0.0	(g)

SEE NOTES TO FINANCIAL STATEMENTS.

516	SIX CIRCLES TRUST	DECEMBER 31, 2025

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
Short Positions — continued
Common Stocks — continued
United States — continued
CVB Financial Corp.	— (h)	(8)	—	(h)	0.0	(g)
CVR Energy, Inc.	(1)	(28)	—	(h)	0.0	(g)
CVS Health Corp.	(6)	(466)	—	(h)	0.0	(g)
Cytokinetics, Inc.	(1)	(43)	—	(h)	0.0	(g)
Darden Restaurants, Inc.	— (h)	(60)	—	(h)	0.0	(g)
Darling Ingredients, Inc.	— (h)	(5)	—	(h)	0.0	(g)
Delek US Holdings, Inc.	— (h)	(4)	—	(h)	0.0	(g)
Dell Technologies, Inc.	(4)	(535)	—	(h)	0.0	(g)
Denali Therapeutics, Inc.	— (h)	(7)	—	(h)	0.0	(g)
Diamondback Energy, Inc.	(2)	(259)	—	(h)	0.0	(g)
DiamondRock Hospitality Co.	(1)	(6)	—	(h)	0.0	(g)
Dianthus Therapeutics, Inc.	— (h)	(2)	—	(h)	0.0	(g)
Dick’s Sporting Goods, Inc.	— (h)	(46)	—	(h)	0.0	(g)
Digital Realty Trust, Inc.	(1)	(195)	—	(h)	0.0	(g)
Disc Medicine, Inc.	— (h)	(8)	—	(h)	0.0	(g)
Dominion Energy, Inc.	(5)	(294)	—	(h)	0.0	(g)
DoorDash, Inc.	(2)	(411)	—	(h)	0.0	(g)
Dorman Products, Inc.	— (h)	(18)	—	(h)	0.0	(g)
Dow, Inc.	(9)	(216)	—	(h)	0.0	(g)
DraftKings, Inc.	(4)	(149)	—	(h)	0.0	(g)
Dropbox, Inc.	— (h)	(14)	—	(h)	0.0	(g)
DT Midstream, Inc.	— (h)	(52)	—	(h)	0.0	(g)
DXP Enterprises, Inc./TX	— (h)	(3)	—	(h)	0.0	(g)
Dycom Industries, Inc.	— (h)	(49)	—	(h)	0.0	(g)
Dyne Therapeutics, Inc.	(2)	(46)	—	(h)	0.0	(g)
Dynex Capital, Inc.	(1)	(11)	—	(h)	0.0	(g)
Eagle Materials, Inc.	— (h)	(72)	—	(h)	0.0	(g)
East West Bancorp, Inc.	— (h)	(22)	—	(h)	0.0	(g)
EastGroup Properties, Inc.	— (h)	(74)	—	(h)	0.0	(g)
eBay, Inc.	(1)	(127)	—	(h)	0.0	(g)
EchoStar Corp.	(2)	(263)	—	(h)	0.0	(g)
Ecolab, Inc.	(1)	(337)	—	(h)	0.0	(g)
Edgewell Personal Care Co.	(1)	(10)	—	(h)	0.0	(g)
Edwards Lifesciences Corp.	(1)	(125)	—	(h)	0.0	(g)
Elanco Animal Health, Inc.	(2)	(38)	—	(h)	0.0	(g)
Element Solutions, Inc.	(1)	(19)	—	(h)	0.0	(g)
Elevance Health, Inc.	(1)	(195)	—	(h)	0.0	(g)
elf Beauty, Inc.	(4)	(282)	—	(h)	0.0	(g)
Emerson Electric Co.	(1)	(175)	—	(h)	0.0	(g)
Energizer Holdings, Inc.	(1)	(19)	—	(h)	0.0	(g)
Enpro, Inc.	— (h)	(10)	—	(h)	0.0	(g)
Ensign Group, Inc. (The)	— (h)	(47)	—	(h)	0.0	(g)
Entegris, Inc.	(2)	(195)	—	(h)	0.0	(g)
Eos Energy Enterprises, Inc.	(12)	(136)	—	(h)	0.0	(g)
EPR Properties	— (h)	(8)	—	(h)	0.0	(g)
EQT Corp.	(3)	(141)	—	(h)	0.0	(g)
Equifax, Inc.	— (h)	(7)	—	(h)	0.0	(g)
Equinix, Inc.	— (h)	(12)	—	(h)	0.0	(g)
Equitable Holdings, Inc.	(1)	(56)	—	(h)	0.0	(g)
Equity LifeStyle Properties, Inc.	(2)	(128)	—	(h)	0.0	(g)
Equity Residential	(1)	(76)	—	(h)	0.0	(g)
Esab Corp.	— (h)	(9)	—	(h)	0.0	(g)
Essential Properties Realty Trust, Inc.	(1)	(30)	—	(h)	0.0	(g)

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2025	SIX CIRCLES TRUST	517

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2025 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
Short Positions — continued
Common Stocks — continued
United States — continued
Essex Property Trust, Inc.	(1)	(142)	—	(h)	0.0	(g)
Eversource Energy	— (h)	(19)	—	(h)	0.0	(g)
Everus Construction Group, Inc.	— (h)	(24)	—	(h)	0.0	(g)
Evolent Health, Inc.	(5)	(19)	—	(h)	0.0	(g)
Extra Space Storage, Inc.	— (h)	(41)	—	(h)	0.0	(g)
F&G Annuities & Life, Inc.	— (h)	— (h)	—	(h)	0.0	(g)
Fair Isaac Corp.	— (h)	(276)	—	(h)	0.0	(g)
Fastenal Co.	(1)	(56)	—	(h)	0.0	(g)
FB Financial Corp.	— (h)	(18)	—	(h)	0.0	(g)
Federal Realty Investment Trust	(1)	(59)	—	(h)	0.0	(g)
Federal Signal Corp.	— (h)	(6)	—	(h)	0.0	(g)
Fidelity National Information Services, Inc.	(2)	(133)	—	(h)	0.0	(g)
Fifth Third Bancorp	(1)	(53)	—	(h)	0.0	(g)
First Industrial Realty Trust, Inc.	(1)	(58)	—	(h)	0.0	(g)
First Interstate BancSystem, Inc.	(1)	(27)	—	(h)	0.0	(g)
First Solar, Inc.	(2)	(542)	—	(h)	0.0	(g)
FirstCash Holdings, Inc.	— (h)	(55)	—	(h)	0.0	(g)
FirstEnergy Corp.	(3)	(136)	—	(h)	0.0	(g)
Five Below, Inc.	— (h)	(6)	—	(h)	0.0	(g)
Floor & Decor Holdings, Inc.	(1)	(71)	—	(h)	0.0	(g)
Flowers Foods, Inc.	(1)	(16)	—	(h)	0.0	(g)
Fluence Energy, Inc.	(6)	(128)	—	(h)	0.0	(g)
Flutter Entertainment plc	(1)	(157)	—	(h)	0.0	(g)
FNB Corp/PA	(3)	(58)	—	(h)	0.0	(g)
Fortive Corp.	(2)	(116)	—	(h)	0.0	(g)
Forward Air Corp.	— (h)	(7)	—	(h)	0.0	(g)
Four Corners Property Trust, Inc.	(1)	(13)	—	(h)	0.0	(g)
Freeport-McMoRan, Inc.	— (h)	(8)	—	(h)	0.0	(g)
FS KKR Capital Corp.	(1)	(19)	—	(h)	0.0	(g)
FTI Consulting, Inc.	— (h)	(68)	—	(h)	0.0	(g)
Fulton Financial Corp.	(2)	(30)	—	(h)	0.0	(g)
Galaxy Digital, Inc.	(2)	(40)	—	(h)	0.0	(g)
Gaming and Leisure Properties, Inc.	(2)	(112)	—	(h)	0.0	(g)
GATX Corp.	— (h)	(16)	—	(h)	0.0	(g)
GE HealthCare Technologies, Inc.	(2)	(155)	—	(h)	0.0	(g)
GeneDx Holdings Corp.	— (h)	(48)	—	(h)	0.0	(g)
Genuine Parts Co.	(2)	(248)	—	(h)	0.0	(g)
GEO Group, Inc. (The)	(2)	(29)	—	(h)	0.0	(g)
Gilead Sciences, Inc.	(1)	(144)	—	(h)	0.0	(g)
Gitlab, Inc.	(1)	(38)	—	(h)	0.0	(g)
Glacier Bancorp, Inc.	(1)	(39)	—	(h)	0.0	(g)
Glaukos Corp.	— (h)	(33)	—	(h)	0.0	(g)
GLOBALFOUNDRIES, Inc.	(1)	(40)	—	(h)	0.0	(g)
Globalstar, Inc.	(1)	(36)	—	(h)	0.0	(g)
Gogo, Inc.	(2)	(7)	—	(h)	0.0	(g)
Goosehead Insurance, Inc.	— (h)	(5)	—	(h)	0.0	(g)
Graphic Packaging Holding Co.	(3)	(38)	—	(h)	0.0	(g)
Green Brick Partners, Inc.	— (h)	(14)	—	(h)	0.0	(g)
Grindr, Inc.	(1)	(14)	—	(h)	0.0	(g)
Grocery Outlet Holding Corp.	(4)	(45)	—	(h)	0.0	(g)
Group 1 Automotive, Inc.	— (h)	(13)	—	(h)	0.0	(g)
Gulfport Energy Corp.	— (h)	(2)	—	(h)	0.0	(g)
GXO Logistics, Inc.	(2)	(86)	—	(h)	0.0	(g)

SEE NOTES TO FINANCIAL STATEMENTS.

518	SIX CIRCLES TRUST	DECEMBER 31, 2025

REFERENCE ENTITY	SHARES		NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
Short Positions — continued
Common Stocks — continued
United States — continued
H&R Block, Inc.	(1)		(31)	—	(h)	0.0	(g)
Haemonetics Corp.	—	(h)	(4)	—	(h)	0.0	(g)
Hancock Whitney Corp.	—	(h)	(9)	—	(h)	0.0	(g)
Harrow, Inc.	—	(h)	(16)	—	(h)	0.0	(g)
Hasbro, Inc.	(1)		(44)	—	(h)	0.0	(g)
Hawkins, Inc.	—	(h)	(33)	—	(h)	0.0	(g)
Hayward Holdings, Inc.	(2)		(24)	—	(h)	0.0	(g)
HB Fuller Co.	—	(h)	(9)	—	(h)	0.0	(g)
HCI Group, Inc.	—	(h)	(11)	—	(h)	0.0	(g)
HealthEquity, Inc.	—	(h)	(35)	—	(h)	0.0	(g)
Healthpeak Properties, Inc.	(2)		(30)	—	(h)	0.0	(g)
Helen of Troy Ltd.	—	(h)	(5)	—	(h)	0.0	(g)
Helmerich & Payne, Inc.	(1)		(22)	—	(h)	0.0	(g)
Henry Schein, Inc.	(1)		(40)	—	(h)	0.0	(g)
Herc Holdings, Inc.	—	(h)	(21)	—	(h)	0.0	(g)
Hercules Capital, Inc.	(1)		(11)	—	(h)	0.0	(g)
Hewlett Packard Enterprise Co.	(19)		(462)	—	(h)	0.0	(g)
Hexcel Corp.	—	(h)	(15)	—	(h)	0.0	(g)
HF Sinclair Corp.	(2)		(88)	—	(h)	0.0	(g)
Hilton Grand Vacations, Inc.	(1)		(32)	—	(h)	0.0	(g)
Hims & Hers Health, Inc.	(2)		(67)	—	(h)	0.0	(g)
Home BancShares, Inc.	(1)		(26)	—	(h)	0.0	(g)
Home Depot, Inc. (The)	(1)		(270)	—	(h)	0.0	(g)
Hormel Foods Corp.	(3)		(61)	—	(h)	0.0	(g)
Host Hotels & Resorts, Inc.	(2)		(44)	—	(h)	0.0	(g)
HP, Inc.	(3)		(58)	—	(h)	0.0	(g)
Hub Group, Inc.	—	(h)	(9)	—	(h)	0.0	(g)
Hubbell, Inc.	(1)		(385)	—	(h)	0.0	(g)
Huntington Ingalls Industries, Inc.	—	(h)	(5)	—	(h)	0.0	(g)
Huron Consulting Group, Inc.	—	(h)	(4)	—	(h)	0.0	(g)
Hut 8 Corp.	—	(h)	(11)	—	(h)	0.0	(g)
Hyatt Hotels Corp.	(2)		(258)	—	(h)	0.0	(g)
IAC, Inc.	—	(h)	(4)	—	(h)	0.0	(g)
ICF International, Inc.	—	(h)	(8)	—	(h)	0.0	(g)
ICU Medical, Inc.	—	(h)	(30)	—	(h)	0.0	(g)
Ideaya Biosciences, Inc.	—	(h)	(3)	—	(h)	0.0	(g)
IDEX Corp.	—	(h)	(19)	—	(h)	0.0	(g)
Immunome, Inc.	—	(h)	(10)	—	(h)	0.0	(g)
Impinj, Inc.	—	(h)	(25)	—	(h)	0.0	(g)
Independence Realty Trust, Inc.	(3)		(46)	—	(h)	0.0	(g)
Independent Bank Corp.	—	(h)	(21)	—	(h)	0.0	(g)
Ingersoll Rand, Inc.	(2)		(119)	—	(h)	0.0	(g)
Innodata, Inc.	(1)		(34)	—	(h)	0.0	(g)
Insmed, Inc.	—	(h)	(3)	—	(h)	0.0	(g)
Installed Building Products, Inc.	—	(h)	(68)	—	(h)	0.0	(g)
Integer Holdings Corp.	—	(h)	(10)	—	(h)	0.0	(g)
Intel Corp.	(5)		(198)	—	(h)	0.0	(g)
International Business Machines Corp.	—	(h)	(80)	—	(h)	0.0	(g)
International Paper Co.	(7)		(274)	—	(h)	0.0	(g)
International Seaways, Inc.	(1)		(55)	—	(h)	0.0	(g)
Interparfums, Inc.	—	(h)	(10)	—	(h)	0.0	(g)
Invitation Homes, Inc.	(1)		(36)	—	(h)	0.0	(g)
IonQ, Inc.	(11)		(482)	—	(h)	0.0	(g)

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2025	SIX CIRCLES TRUST	519

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2025 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

REFERENCE ENTITY	SHARES		NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
Short Positions — continued
Common Stocks — continued
United States — continued
IPG Photonics Corp.	—	(h)	(3)	—	(h)	0.0	(g)
IQVIA Holdings, Inc.	(1)		(142)	—	(h)	0.0	(g)
IRhythm Holdings, Inc.	—	(h)	(16)	—	(h)	0.0	(g)
J & J Snack Foods Corp.	—	(h)	(6)	—	(h)	0.0	(g)
J M Smucker Co. (The)	(2)		(183)	—	(h)	0.0	(g)
Jack Henry & Associates, Inc.	—	(h)	(29)	—	(h)	0.0	(g)
JBT Marel Corp.	—	(h)	(42)	—	(h)	0.0	(g)
JFrog Ltd.	—	(h)	(3)	—	(h)	0.0	(g)
John Wiley & Sons, Inc.	—	(h)	(7)	—	(h)	0.0	(g)
Jones Lang LaSalle, Inc.	—	(h)	(10)	—	(h)	0.0	(g)
Kadant, Inc.	—	(h)	(5)	—	(h)	0.0	(g)
Kennametal, Inc.	—	(h)	(5)	—	(h)	0.0	(g)
Kilroy Realty Corp.	(1)		(27)	—	(h)	0.0	(g)
Kimberly-Clark Corp.	(1)		(151)	—	(h)	0.0	(g)
Kimco Realty Corp.	(1)		(15)	—	(h)	0.0	(g)
Kinder Morgan, Inc.	(1)		(29)	—	(h)	0.0	(g)
Kinsale Capital Group, Inc.	—	(h)	(90)	—	(h)	0.0	(g)
Kirby Corp.	—	(h)	(4)	—	(h)	0.0	(g)
Kite Realty Group Trust	(1)		(34)	—	(h)	0.0	(g)
Knife River Corp.	(1)		(40)	—	(h)	0.0	(g)
Knight-Swift Transportation Holdings, Inc.	(3)		(160)	—	(h)	0.0	(g)
Kodiak Gas Services, Inc.	(1)		(54)	—	(h)	0.0	(g)
Kraft Heinz Co. (The)	(9)		(219)	—	(h)	0.0	(g)
Kratos Defense & Security Solutions, Inc.	(4)		(302)	—	(h)	0.0	(g)
Krystal Biotech, Inc.	—	(h)	(49)	—	(h)	0.0	(g)
Kura Sushi USA, Inc.	—	(h)	(22)	—	(h)	0.0	(g)
Kymera Therapeutics, Inc.	—	(h)	(35)	—	(h)	0.0	(g)
Lamar Advertising Co.	—	(h)	(42)	—	(h)	0.0	(g)
Las Vegas Sands Corp.	(3)		(204)	—	(h)	0.0	(g)
Lattice Semiconductor Corp.	(1)		(39)	—	(h)	0.0	(g)
Laureate Education, Inc.	—	(h)	(15)	—	(h)	0.0	(g)
Lazard, Inc.	—	(h)	(11)	—	(h)	0.0	(g)
LCI Industries	—	(h)	(16)	—	(h)	0.0	(g)
Lear Corp.	—	(h)	(41)	—	(h)	0.0	(g)
Legence Corp.	—	(h)	(15)	—	(h)	0.0	(g)
Leidos Holdings, Inc.	(1)		(125)	—	(h)	0.0	(g)
Lemonade, Inc.	—	(h)	(25)	—	(h)	0.0	(g)
Lennox International, Inc.	—	(h)	(19)	—	(h)	0.0	(g)
Leonardo DRS, Inc.	—	(h)	(13)	—	(h)	0.0	(g)
Levi Strauss & Co.	(1)		(15)	—	(h)	0.0	(g)
LGI Homes, Inc.	—	(h)	(5)	—	(h)	0.0	(g)
Liberty Energy, Inc.	—	(h)	(4)	—	(h)	0.0	(g)
Liberty Live Holdings, Inc.	—	(h)	(7)	—	(h)	0.0	(g)
Liberty Media Corp-Liberty Formula One	(1)		(82)	—	(h)	0.0	(g)
Life360, Inc.	—	(h)	(28)	—	(h)	0.0	(g)
Ligand Pharmaceuticals, Inc.	—	(h)	(7)	—	(h)	0.0	(g)
Limbach Holdings, Inc.	—	(h)	(27)	—	(h)	0.0	(g)
Linde plc	(1)		(598)	—	(h)	0.0	(g)
Lineage, Inc.	(1)		(21)	—	(h)	0.0	(g)
Lithia Motors, Inc.	—	(h)	(103)	—	(h)	0.0	(g)
Live Nation Entertainment, Inc.	(1)		(82)	—	(h)	0.0	(g)
LKQ Corp.	(2)		(50)	—	(h)	0.0	(g)

SEE NOTES TO FINANCIAL STATEMENTS.

520	SIX CIRCLES TRUST	DECEMBER 31, 2025

REFERENCE ENTITY	SHARES		NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
Short Positions — continued
Common Stocks — continued
United States — continued
Loar Holdings, Inc.	(1)		(77)	—	(h)	0.0	(g)
Lockheed Martin Corp.	(1)		(251)	—	(h)	0.0	(g)
LPL Financial Holdings, Inc.	(1)		(219)	—	(h)	0.0	(g)
Lumen Technologies, Inc.	(2)		(18)	—	(h)	0.0	(g)
Lumentum Holdings, Inc.	(2)		(810)	—	(h)	0.0	(g)
LyondellBasell Industries NV	(1)		(64)	—	(h)	0.0	(g)
M&T Bank Corp.	—	(h)	(50)	—	(h)	0.0	(g)
Macerich Co. (The)	(2)		(46)	—	(h)	0.0	(g)
MACOM Technology Solutions Holdings, Inc.	—	(h)	(24)	—	(h)	0.0	(g)
Macy’s, Inc.	—		—	—		0.0	(g)
Madison Square Garden Sports Corp.	—	(h)	(42)	—	(h)	0.0	(g)
Madrigal Pharmaceuticals, Inc.	—	(h)	(76)	—	(h)	0.0	(g)
Magnite, Inc.	(3)		(50)	—	(h)	0.0	(g)
Magnolia Oil & Gas Corp.	(1)		(20)	—	(h)	0.0	(g)
Markel Group, Inc.	—	(h)	(17)	—	(h)	0.0	(g)
Marriott International, Inc.	(1)		(231)	—	(h)	0.0	(g)
Marriott Vacations Worldwide Corp.	—	(h)	(2)	—	(h)	0.0	(g)
Martin Marietta Materials, Inc.	—	(h)	(35)	—	(h)	0.0	(g)
Marvell Technology, Inc.	—	(h)	(37)	—	(h)	0.0	(g)
Marzetti Company (The)	—	(h)	(10)	—	(h)	0.0	(g)
MasTec, Inc.	—	(h)	(46)	—	(h)	0.0	(g)
Matador Resources Co.	—	(h)	(18)	—	(h)	0.0	(g)
Match Group, Inc.	(1)		(20)	—	(h)	0.0	(g)
Matson, Inc.	—	(h)	(18)	—	(h)	0.0	(g)
Mattel, Inc.	—	(h)	(4)	—	(h)	0.0	(g)
Maximus, Inc.	—	(h)	(42)	—	(h)	0.0	(g)
McCormick & Co., Inc.	(2)		(109)	—	(h)	0.0	(g)
McGrath RentCorp.	—	(h)	(6)	—	(h)	0.0	(g)
Mercury General Corp.	—	(h)	(14)	—	(h)	0.0	(g)
Meta Platforms, Inc.	—	(h)	(60)	—	(h)	0.0	(g)
MGM Resorts International	—	(h)	(8)	—	(h)	0.0	(g)
Miami International Holdings, Inc.	—	(h)	(15)	—	(h)	0.0	(g)
Microsoft Corp.	(2)		(969)	—	(h)	0.0	(g)
Millrose Properties, Inc.	(1)		(22)	—	(h)	0.0	(g)
Mirion Technologies, Inc.	(4)		(95)	—	(h)	0.0	(g)
Modine Manufacturing Co.	—	(h)	(40)	—	(h)	0.0	(g)
Molina Healthcare, Inc.	(1)		(99)	—	(h)	0.0	(g)
Molson Coors Beverage Co.	(5)		(211)	—	(h)	0.0	(g)
Mondelez International, Inc.	(3)		(180)	—	(h)	0.0	(g)
MongoDB, Inc.	—	(h)	(119)	—	(h)	0.0	(g)
Monolithic Power Systems, Inc.	—	(h)	(148)	—	(h)	0.0	(g)
MSA Safety, Inc.	—	(h)	(29)	—	(h)	0.0	(g)
MSC Industrial Direct Co., Inc.	—	(h)	(27)	—	(h)	0.0	(g)
Murphy USA, Inc.	—	(h)	(9)	—	(h)	0.0	(g)
Nasdaq, Inc.	—	(h)	(15)	—	(h)	0.0	(g)
National Health Investors, Inc.	—	(h)	(27)	—	(h)	0.0	(g)
National Vision Holdings, Inc.	(2)		(48)	—	(h)	0.0	(g)
Navitas Semiconductor Corp.	(7)		(53)	—	(h)	0.0	(g)
nCino, Inc.	(2)		(60)	—	(h)	0.0	(g)
NCR Atleos Corp.	—	(h)	(16)	—	(h)	0.0	(g)
NCR Voyix Corp.	(1)		(10)	—	(h)	0.0	(g)
Nektar Therapeutics	—	(h)	(12)	—	(h)	0.0	(g)

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2025	SIX CIRCLES TRUST	521

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2025 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
Short Positions — continued
Common Stocks — continued
United States — continued
Neogen Corp.	(6)	(39)	—	(h)	0.0	(g)
NeoGenomics, Inc.	— (h)	(3)	—	(h)	0.0	(g)
Netskope, Inc.	(1)	(11)	—	(h)	0.0	(g)
Newmark Group, Inc.	(1)	(11)	—	(h)	0.0	(g)
Nexstar Media Group, Inc.	— (h)	(61)	—	(h)	0.0	(g)
NextNav, Inc.	(1)	(21)	—	(h)	0.0	(g)
NEXTracker, Inc.	(1)	(108)	—	(h)	0.0	(g)
NiSource, Inc.	— (h)	(5)	—	(h)	0.0	(g)
NNN REIT, Inc.	(2)	(64)	—	(h)	0.0	(g)
Noble Corp. plc	(3)	(84)	—	(h)	0.0	(g)
Nordson Corp.	— (h)	(9)	—	(h)	0.0	(g)
Northern Oil & Gas, Inc.	(1)	(25)	—	(h)	0.0	(g)
Novanta, Inc.	— (h)	(5)	—	(h)	0.0	(g)
Novavax, Inc.	(3)	(21)	—	(h)	0.0	(g)
Nutex Health, Inc.	— (h)	(11)	—	(h)	0.0	(g)
Nuvalent, Inc.	(1)	(63)	—	(h)	0.0	(g)
NVIDIA Corp.	(1)	(150)	—	(h)	0.0	(g)
Occidental Petroleum Corp.	(6)	(250)	—	(h)	0.0	(g)
Oceaneering International, Inc.	— (h)	(7)	—	(h)	0.0	(g)
Ocular Therapeutix, Inc.	(1)	(15)	—	(h)	0.0	(g)
O-I Glass, Inc.	(1)	(8)	—	(h)	0.0	(g)
Oklo, Inc.	(1)	(75)	—	(h)	0.0	(g)
Old Dominion Freight Line, Inc.	—	—	—		0.0	(g)
Old National Bancorp	(2)	(52)	—	(h)	0.0	(g)
Olin Corp.	(1)	(14)	—	(h)	0.0	(g)
Ollie’s Bargain Outlet Holdings, Inc.	(1)	(101)	—	(h)	0.0	(g)
Omega Healthcare Investors, Inc.	(3)	(113)	—	(h)	0.0	(g)
Omnicom Group, Inc.	(4)	(321)	—	(h)	0.0	(g)
Ondas, Inc.	(2)	(20)	—	(h)	0.0	(g)
OneMain Holdings, Inc.	— (h)	(24)	—	(h)	0.0	(g)
ONEOK, Inc.	— (h)	(28)	—	(h)	0.0	(g)
Option Care Health, Inc.	— (h)	(10)	—	(h)	0.0	(g)
Oracle Corp.	(3)	(498)	—	(h)	0.0	(g)
Orchid Island Capital, Inc.	— (h)	(2)	—	(h)	0.0	(g)
Organon & Co.	—	—	—		0.0	(g)
Ormat Technologies, Inc.	— (h)	(25)	—	(h)	0.0	(g)
Ouster, Inc.	(1)	(25)	—	(h)	0.0	(g)
Outfront Media, Inc.	(2)	(53)	—	(h)	0.0	(g)
Oxford Industries, Inc.	— (h)	(11)	—	(h)	0.0	(g)
Packaging Corp. of America	— (h)	(96)	—	(h)	0.0	(g)
Palantir Technologies, Inc.	(2)	(269)	—	(h)	0.0	(g)
Palomar Holdings, Inc.	— (h)	(4)	—	(h)	0.0	(g)
Papa John’s International, Inc.	(1)	(44)	—	(h)	0.0	(g)
PAR Technology Corp.	(1)	(22)	—	(h)	0.0	(g)
Paramount Skydance Corp.	(4)	(58)	—	(h)	0.0	(g)
Parsons Corp.	(1)	(84)	—	(h)	0.0	(g)
Patrick Industries, Inc.	— (h)	(36)	—	(h)	0.0	(g)
Patterson-UTI Energy, Inc.	(2)	(11)	—	(h)	0.0	(g)
Paychex, Inc.	(2)	(178)	—	(h)	0.0	(g)
PBF Energy, Inc.	— (h)	(4)	—	(h)	0.0	(g)
Pebblebrook Hotel Trust	— (h)	(2)	—	(h)	0.0	(g)
Penguin Solutions, Inc.	(1)	(10)	—	(h)	0.0	(g)

SEE NOTES TO FINANCIAL STATEMENTS.

522	SIX CIRCLES TRUST	DECEMBER 31, 2025

REFERENCE ENTITY	SHARES		NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
Short Positions — continued
Common Stocks — continued
United States — continued
Penn Entertainment, Inc.	(4)		(58)	—	(h)	0.0	(g)
PennyMac Financial Services, Inc.	—	(h)	(9)	—	(h)	0.0	(g)
Penske Automotive Group, Inc.	—	(h)	(46)	—	(h)	0.0	(g)
Penumbra, Inc.	—	(h)	(87)	—	(h)	0.0	(g)
PepsiCo., Inc.	—	(h)	(52)	—	(h)	0.0	(g)
Performance Food Group Co.	(1)		(68)	—	(h)	0.0	(g)
Perimeter Solutions, Inc.	—	(h)	(7)	—	(h)	0.0	(g)
Permian Resources Corp.	(6)		(84)	—	(h)	0.0	(g)
Perpetua Resources Corp.	(2)		(47)	—	(h)	0.0	(g)
Phillips 66	—	(h)	(57)	—	(h)	0.0	(g)
Phillips Edison & Co., Inc.	(1)		(24)	—	(h)	0.0	(g)
Pilgrim’s Pride Corp.	(1)		(29)	—	(h)	0.0	(g)
Pitney Bowes, Inc.	(2)		(18)	—	(h)	0.0	(g)
Planet Fitness, Inc.	—	(h)	(12)	—	(h)	0.0	(g)
Porch Group, Inc.	—	(h)	(2)	—	(h)	0.0	(g)
Powell Industries, Inc.	—	(h)	(49)	—	(h)	0.0	(g)
Power Solutions International, Inc.	—	(h)	(12)	—	(h)	0.0	(g)
PPG Industries, Inc.	(1)		(86)	—	(h)	0.0	(g)
PPL Corp.	(1)		(30)	—	(h)	0.0	(g)
Prestige Consumer Healthcare, Inc.	—	(h)	(10)	—	(h)	0.0	(g)
PriceSmart, Inc.	—	(h)	(17)	—	(h)	0.0	(g)
Primo Brands Corp.	(4)		(59)	—	(h)	0.0	(g)
Primoris Services Corp.	—	(h)	(3)	—	(h)	0.0	(g)
Privia Health Group, Inc.	—	(h)	(7)	—	(h)	0.0	(g)
PROCEPT BioRobotics Corp.	(1)		(32)	—	(h)	0.0	(g)
Prologis, Inc.	(2)		(221)	—	(h)	0.0	(g)
Prosperity Bancshares, Inc.	—	(h)	(10)	—	(h)	0.0	(g)
Protagonist Therapeutics, Inc.	—	(h)	(14)	—	(h)	0.0	(g)
Public Storage	—	(h)	(32)	—	(h)	0.0	(g)
PulteGroup, Inc.	—	(h)	(37)	—	(h)	0.0	(g)
PureCycle Technologies, Inc.	(1)		(10)	—	(h)	0.0	(g)
PVH Corp.	(1)		(49)	—	(h)	0.0	(g)
Quaker Chemical Corp.	—	(h)	(9)	—	(h)	0.0	(g)
Quanta Services, Inc.	(1)		(446)	—	(h)	0.0	(g)
Quantum Computing, Inc.	(14)		(147)	—	(h)	0.0	(g)
QuantumScape Corp.	(2)		(25)	—	(h)	0.0	(g)
Quest Diagnostics, Inc.	—	(h)	(50)	—	(h)	0.0	(g)
QuidelOrtho Corp.	(1)		(30)	—	(h)	0.0	(g)
QXO, Inc.	(14)		(277)	—	(h)	0.0	(g)
RadNet, Inc.	(1)		(66)	—	(h)	0.0	(g)
Ralliant Corp.	(1)		(61)	—	(h)	0.0	(g)
Ralph Lauren Corp.	—	(h)	(19)	—	(h)	0.0	(g)
Ramaco Resources, Inc.	(4)		(78)	—	(h)	0.0	(g)
RB Global, Inc.	(2)		(204)	—	(h)	0.0	(g)
RBC Bearings, Inc.	—	(h)	(42)	—	(h)	0.0	(g)
Realty, Inc.ome Corp.	(7)		(375)	—	(h)	0.0	(g)
Red Rock Resorts, Inc.	—	(h)	(17)	—	(h)	0.0	(g)
Regal Rexnord Corp.	—	(h)	(42)	—	(h)	0.0	(g)
Regency Centers Corp.	(1)		(64)	—	(h)	0.0	(g)
Regeneron Pharmaceuticals, Inc.	—	(h)	(144)	—	(h)	0.0	(g)
Reinsurance Group of America, Inc.	—	(h)	(9)	—	(h)	0.0	(g)
Reliance, Inc.	—	(h)	(15)	—	(h)	0.0	(g)

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2025	SIX CIRCLES TRUST	523

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2025 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

REFERENCE ENTITY	SHARES		NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
Short Positions — continued
Common Stocks — continued
United States — continued
Renasant Corp.	(1)		(20)	—	(h)	0.0	(g)
Repligen Corp.	—	(h)	(21)	—	(h)	0.0	(g)
Resideo Technologies, Inc.	—	(h)	(2)	—	(h)	0.0	(g)
Restaurant Brands International, Inc.	(2)		(127)	—	(h)	0.0	(g)
Revolution Medicines, Inc.	(2)		(171)	—	(h)	0.0	(g)
Revolve Group, Inc.	—	(h)	(4)	—	(h)	0.0	(g)
Revvity, Inc.	—	(h)	(36)	—	(h)	0.0	(g)
Rexford Industrial Realty, Inc.	(4)		(147)	—	(h)	0.0	(g)
Reynolds Consumer Products, Inc.	(1)		(32)	—	(h)	0.0	(g)
Rhythm Pharmaceuticals, Inc.	—	(h)	(45)	—	(h)	0.0	(g)
Rigetti Computing, Inc.	(12)		(272)	—	(h)	0.0	(g)
RingCentral, Inc.	—	(h)	(9)	—	(h)	0.0	(g)
Riot Platforms, Inc.	(3)		(35)	—	(h)	0.0	(g)
RLJ Lodging Trust	—	(h)	(3)	—	(h)	0.0	(g)
Rocket Lab Corp.	(3)		(177)	—	(h)	0.0	(g)
Roivant Sciences Ltd.	(1)		(30)	—	(h)	0.0	(g)
Ross Stores, Inc.	—	(h)	(64)	—	(h)	0.0	(g)
Royal Caribbean Cruises Ltd.	(2)		(422)	—	(h)	0.0	(g)
RPM International, Inc.	—	(h)	(34)	—	(h)	0.0	(g)
Rubrik, Inc.	—	(h)	(7)	—	(h)	0.0	(g)
RXO, Inc.	(3)		(40)	—	(h)	0.0	(g)
Ryan Specialty Holdings, Inc.	(2)		(83)	—	(h)	0.0	(g)
Ryman Hospitality Properties, Inc.	(1)		(126)	—	(h)	0.0	(g)
S&P Global, Inc.	(1)		(632)	—	(h)	0.0	(g)
Sabra Health Care REIT, Inc.	(1)		(12)	—	(h)	0.0	(g)
Saia, Inc.	—	(h)	(140)	—	(h)	0.0	(g)
SailPoint, Inc.	(2)		(44)	—	(h)	0.0	(g)
Sandisk Corp	(2)		(422)	—	(h)	0.0	(g)
SBA Communications Corp.	—	(h)	(65)	—	(h)	0.0	(g)
Scholar Rock Holding Corp.	(1)		(23)	—	(h)	0.0	(g)
Science Applications International Corp.	—	(h)	(12)	—	(h)	0.0	(g)
Scotts Miracle-Gro Co. (The)	—	(h)	(18)	—	(h)	0.0	(g)
Select Medical Holdings Corp.	—	(h)	(3)	—	(h)	0.0	(g)
Sempra	(2)		(189)	—	(h)	0.0	(g)
Semtech Corp.	—	(h)	(32)	—	(h)	0.0	(g)
Sensient Technologies Corp.	—	(h)	(26)	—	(h)	0.0	(g)
Service Corp. International/US	—	(h)	(31)	—	(h)	0.0	(g)
ServiceTitan, Inc.	—	(h)	(15)	—	(h)	0.0	(g)
ServisFirst Bancshares, Inc.	—	(h)	(5)	—	(h)	0.0	(g)
Sezzle, Inc.	—	(h)	(5)	—	(h)	0.0	(g)
Shake Shack, Inc.	(1)		(67)	—	(h)	0.0	(g)
SharkNinja, Inc.	(1)		(166)	—	(h)	0.0	(g)
Sherwin-Williams Co. (The)	(1)		(190)	—	(h)	0.0	(g)
Shift4 Payments, Inc.	(2)		(127)	—	(h)	0.0	(g)
Shoals Technologies Group, Inc.	(6)		(50)	—	(h)	0.0	(g)
Signet Jewelers Ltd.	—	(h)	(10)	—	(h)	0.0	(g)
Silgan Holdings, Inc.	(1)		(49)	—	(h)	0.0	(g)
Simmons First National Corp.	—	(h)	(8)	—	(h)	0.0	(g)
Simon Property Group, Inc.	—	(h)	(87)	—	(h)	0.0	(g)
Simply Good Foods Co. (The)	(1)		(30)	—	(h)	0.0	(g)
Simpson Manufacturing Co., Inc.	—	(h)	(14)	—	(h)	0.0	(g)
SiteOne Landscape Supply, Inc.	—	(h)	(14)	—	(h)	0.0	(g)

SEE NOTES TO FINANCIAL STATEMENTS.

524	SIX CIRCLES TRUST	DECEMBER 31, 2025

REFERENCE ENTITY	SHARES		NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
Short Positions — continued
Common Stocks — continued
United States — continued
Six Flags Entertainment Corp.	(5)		(76)	—	(h)	0.0	(g)
Skyward Specialty Insurance Group, Inc.	—	(h)	(7)	—	(h)	0.0	(g)
SL Green Realty Corp.	(1)		(35)	—	(h)	0.0	(g)
SLB Ltd.	(7)		(277)	—	(h)	0.0	(g)
SLM Corp.	—	(h)	(10)	—	(h)	0.0	(g)
Snap-on, Inc.	—	(h)	(19)	—	(h)	0.0	(g)
Snowflake, Inc.	(1)		(143)	—	(h)	0.0	(g)
Solaris Energy Infrastructure, Inc.	(1)		(55)	—	(h)	0.0	(g)
Soleno Therapeutics, Inc.	(1)		(28)	—	(h)	0.0	(g)
Somnigroup International, Inc.	(2)		(204)	—	(h)	0.0	(g)
Sonic Automotive, Inc.	—	(h)	(6)	—	(h)	0.0	(g)
Sonoco Products Co.	—	(h)	(3)	—	(h)	0.0	(g)
Sotera Health Co.	—	(h)	(5)	—	(h)	0.0	(g)
SoundHound AI, Inc.	(23)		(227)	—	(h)	0.0	(g)
Southern Co. (The)	(2)		(214)	—	(h)	0.0	(g)
SOUTHSTATE BANK Corp.,	(1)		(56)	—	(h)	0.0	(g)
Spectrum Brands Holdings, Inc.	—	(h)	(3)	—	(h)	0.0	(g)
Spire, Inc.	—	(h)	(29)	—	(h)	0.0	(g)
SPX Technologies, Inc.	—	(h)	(52)	—	(h)	0.0	(g)
SSR Mining, Inc.	(1)		(16)	—	(h)	0.0	(g)
STAG Industrial, Inc.	(1)		(40)	—	(h)	0.0	(g)
StandardAero, Inc.	(3)		(90)	—	(h)	0.0	(g)
Stanley Black & Decker, Inc.	(1)		(85)	—	(h)	0.0	(g)
Starbucks Corp.	(9)		(718)	—	(h)	0.0	(g)
Steel Dynamics, Inc.	—	(h)	(54)	—	(h)	0.0	(g)
Sterling Infrastructure, Inc.	—	(h)	(27)	—	(h)	0.0	(g)
Steven Madden Ltd.	(2)		(97)	—	(h)	0.0	(g)
StoneX Group, Inc.	—	(h)	(5)	—	(h)	0.0	(g)
Stride, Inc.	—	(h)	(6)	—	(h)	0.0	(g)
Sunrun, Inc.	(3)		(50)	—	(h)	0.0	(g)
Sunstone Hotel Investors, Inc.	(1)		(11)	—	(h)	0.0	(g)
Supernus Pharmaceuticals, Inc.	—	(h)	(16)	—	(h)	0.0	(g)
Surgery Partners, Inc.	(3)		(41)	—	(h)	0.0	(g)
Sweetgreen, Inc.	(5)		(33)	—	(h)	0.0	(g)
Synchrony Financial	—	(h)	(13)	—	(h)	0.0	(g)
Synopsys, Inc.	(1)		(695)	—	(h)	0.0	(g)
Sysco Corp.	(2)		(130)	—	(h)	0.0	(g)
Talos Energy, Inc.	—	(h)	(5)	—	(h)	0.0	(g)
Tanger, Inc.	—	(h)	(14)	—	(h)	0.0	(g)
Tapestry, Inc.	—	(h)	(3)	—	(h)	0.0	(g)
Targa Resources Corp.	(1)		(243)	—	(h)	0.0	(g)
Tarsus Pharmaceuticals, Inc.	—	(h)	(18)	—	(h)	0.0	(g)
TD SYNNEX Corp.	—	(h)	(73)	—	(h)	0.0	(g)
Tecnoglass, Inc.	—	(h)	(13)	—	(h)	0.0	(g)
Teladoc Health, Inc.	(1)		(6)	—	(h)	0.0	(g)
Telephone and Data Systems, Inc.	(1)		(31)	—	(h)	0.0	(g)
Terawulf, Inc.	(17)		(194)	—	(h)	0.0	(g)
Terreno Realty Corp.	—	(h)	(11)	—	(h)	0.0	(g)
Texas Roadhouse, Inc.	—	(h)	(38)	—	(h)	0.0	(g)
TG Therapeutics, Inc.	—	(h)	(7)	—	(h)	0.0	(g)
Thermo Fisher Scientific, Inc.	—	(h)	(271)	—	(h)	0.0	(g)
Thor Industries, Inc.	—	(h)	(22)	—	(h)	0.0	(g)

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2025	SIX CIRCLES TRUST	525

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2025 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
Short Positions — continued
Common Stocks — continued
United States — continued
Tidewater, Inc.	(1)	(49)	—	(h)	0.0	(g)
Timken Co. (The)	(1)	(63)	—	(h)	0.0	(g)
TJX Cos., Inc. (The)	(1)	(91)	—	(h)	0.0	(g)
TKO Group Holdings, Inc.	(1)	(178)	—	(h)	0.0	(g)
TopBuild Corp.	— (h)	(99)	—	(h)	0.0	(g)
Topgolf Callaway Brands Corp.	(2)	(22)	—	(h)	0.0	(g)
TransMedics Group, Inc.	— (h)	(20)	—	(h)	0.0	(g)
TransUnion	(2)	(185)	—	(h)	0.0	(g)
Travel + Leisure Co.	(1)	(37)	—	(h)	0.0	(g)
Travere Therapeutics, Inc.	(1)	(26)	—	(h)	0.0	(g)
Trimble, Inc.	— (h)	(18)	—	(h)	0.0	(g)
Truist Financial Corp.	(1)	(46)	—	(h)	0.0	(g)
Trupanion, Inc.	— (h)	(3)	—	(h)	0.0	(g)
TSS, Inc./MD	(2)	(16)	—	(h)	0.0	(g)
TTM Technologies, Inc.	— (h)	(22)	—	(h)	0.0	(g)
Turning Point Brands, Inc.	— (h)	(13)	—	(h)	0.0	(g)
Tyler Technologies, Inc.	— (h)	(26)	—	(h)	0.0	(g)
Ubiquiti, Inc.	— (h)	(7)	—	(h)	0.0	(g)
UDR, Inc.	(1)	(52)	—	(h)	0.0	(g)
UFP Technologies, Inc.	— (h)	(12)	—	(h)	0.0	(g)
UL Solutions, Inc.	— (h)	(29)	—	(h)	0.0	(g)
UMB Financial Corp.	(1)	(60)	—	(h)	0.0	(g)
Under Armour, Inc.	(4)	(22)	—	(h)	0.0	(g)
United Bankshares, Inc./WV	— (h)	(18)	—	(h)	0.0	(g)
United Community Banks, Inc./GA	— (h)	(3)	—	(h)	0.0	(g)
United Parcel Service, Inc.	(2)	(241)	—	(h)	0.0	(g)
United Rentals, Inc.	— (h)	(104)	—	(h)	0.0	(g)
UnitedHealth Group, Inc.	(2)	(725)	—	(h)	0.0	(g)
Unity Software, Inc.	— (h)	(15)	—	(h)	0.0	(g)
Universal Technical Institute, Inc.	(1)	(18)	—	(h)	0.0	(g)
Urban Edge Properties	— (h)	(6)	—	(h)	0.0	(g)
UroGen Pharma Ltd.	(1)	(23)	—	(h)	0.0	(g)
USA Rare Earth, Inc.	(7)	(79)	—	(h)	0.0	(g)
Vail Resorts, Inc.	— (h)	(58)	—	(h)	0.0	(g)
Valley National Bancorp	(1)	(11)	—	(h)	0.0	(g)
Valvoline, Inc.	(1)	(32)	—	(h)	0.0	(g)
Vaxcyte, Inc.	— (h)	(16)	—	(h)	0.0	(g)
Ventas, Inc.	(1)	(93)	—	(h)	0.0	(g)
Venture Global, Inc.	(3)	(23)	—	(h)	0.0	(g)
Vericel Corp.	— (h)	(4)	—	(h)	0.0	(g)
Verizon Communications, Inc.	(14)	(561)	—	(h)	0.0	(g)
Vertex, Inc.	(2)	(30)	—	(h)	0.0	(g)
Vertiv Holdings Co.	(1)	(168)	—	(h)	0.0	(g)
VF Corp.	(8)	(143)	—	(h)	0.0	(g)
Victory Capital Holdings, Inc.	— (h)	(8)	—	(h)	0.0	(g)
Viper Energy, Inc.	(1)	(30)	—	(h)	0.0	(g)
Viridian Therapeutics, Inc.	— (h)	(6)	—	(h)	0.0	(g)
Visa, Inc.	(1)	(455)	—	(h)	0.0	(g)
Vishay Intertechnology, Inc.	(1)	(10)	—	(h)	0.0	(g)
Vistra Corp.	(1)	(112)	—	(h)	0.0	(g)
Vita Coco Co., Inc. (The)	(1)	(34)	—	(h)	0.0	(g)
Vital Farms, Inc.	(1)	(39)	—	(h)	0.0	(g)

SEE NOTES TO FINANCIAL STATEMENTS.

526	SIX CIRCLES TRUST	DECEMBER 31, 2025

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
Short Positions — continued
Common Stocks — continued
United States — continued
Vontier Corp.	— (h)	(16)	—	(h)	0.0	(g)
Voya Financial, Inc.	(1)	(64)	—	(h)	0.0	(g)
Voyager Technologies, Inc.	(2)	(47)	—	(h)	0.0	(g)
VSE Corp.	— (h)	(36)	—	(h)	0.0	(g)
Vulcan Materials Co.	(1)	(301)	—	(h)	0.0	(g)
W R Berkley Corp.	(1)	(94)	—	(h)	0.0	(g)
Warner Bros Discovery, Inc.	(12)	(351)	—	(h)	0.0	(g)
Warner Music Group Corp.	—	—	—		0.0	(g)
Warrior Met Coal, Inc.	(1)	(93)	—	(h)	0.0	(g)
Waters Corp.	— (h)	(32)	—	(h)	0.0	(g)
Watsco, Inc.	— (h)	(122)	—	(h)	0.0	(g)
Wayfair, Inc.	— (h)	(24)	—	(h)	0.0	(g)
Waystar Holding Corp.	(1)	(46)	—	(h)	0.0	(g)
Weatherford International plc	— (h)	(37)	—	(h)	0.0	(g)
Webster Financial Corp.	— (h)	(18)	—	(h)	0.0	(g)
WEC Energy Group, Inc.	(2)	(247)	—	(h)	0.0	(g)
Welltower, Inc.	(2)	(341)	—	(h)	0.0	(g)
Wendy’s Co. (The)	(5)	(44)	—	(h)	0.0	(g)
Werner Enterprises, Inc.	— (h)	(8)	—	(h)	0.0	(g)
WesBanco, Inc.	— (h)	(9)	—	(h)	0.0	(g)
WESCO International, Inc.	(1)	(137)	—	(h)	0.0	(g)
Western Alliance Bancorp	— (h)	(26)	—	(h)	0.0	(g)
Westinghouse Air Brake Technologies Corp.	— (h)	(91)	—	(h)	0.0	(g)
Westlake Corp.	(2)	(184)	—	(h)	0.0	(g)
WEX, Inc.	(1)	(86)	—	(h)	0.0	(g)
Weyerhaeuser Co.	(2)	(38)	—	(h)	0.0	(g)
Whirlpool Corp.	(1)	(43)	—	(h)	0.0	(g)
White Mountains Insurance Group Ltd.	— (h)	(6)	—	(h)	0.0	(g)
Williams Cos., Inc. (The)	(5)	(319)	—	(h)	0.0	(g)
WillScot Holdings Corp.	(2)	(30)	—	(h)	0.0	(g)
Wingstop, Inc.	(1)	(321)	—	(h)	0.0	(g)
Winnebago Industries, Inc.	— (h)	(5)	—	(h)	0.0	(g)
Wintrust Financial Corp.	— (h)	(13)	—	(h)	0.0	(g)
Wolverine World Wide, Inc.	(2)	(35)	—	(h)	0.0	(g)
Woodward, Inc.	— (h)	(15)	—	(h)	0.0	(g)
Workiva, Inc.	— (h)	(38)	—	(h)	0.0	(g)
WP Carey, Inc.	— (h)	(27)	—	(h)	0.0	(g)
WSFS Financial Corp.	— (h)	(8)	—	(h)	0.0	(g)
Wyndham Hotels & Resorts, Inc.	(1)	(103)	—	(h)	0.0	(g)
Wynn Resorts Ltd.	(2)	(265)	—	(h)	0.0	(g)
Xcel Energy, Inc.	— (h)	(22)	—	(h)	0.0	(g)
Xometry, Inc.	— (h)	(5)	—	(h)	0.0	(g)
XPO, Inc.	(1)	(171)	—	(h)	0.0	(g)
Xylem, Inc./NY	(1)	(118)	—	(h)	0.0	(g)
Yum! Brands, Inc.	— (h)	(33)	—	(h)	0.0	(g)
Zeta Global Holdings Corp.	(3)	(64)	—	(h)	0.0	(g)
Zillow Group, Inc.	(1)	(65)	—	(h)	0.0	(g)
Zimmer Biomet Holdings, Inc.	(1)	(103)	—	(h)	0.0	(g)
Zscaler, Inc.	— (h)	(88)	—	(h)	0.0	(g)
Zurn Elkay Water Solutions Corp.	— (h)	(20)	—	(h)	0.0	(g)

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2025	SIX CIRCLES TRUST	527

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2025 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

REFERENCE ENTITY	SHARES		NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
Short Positions — continued
Common Stocks — continued
Uruguay
Dlocal Ltd./Uruguay	(1)		(12)	—	(h)	0.0	(g)

Total Short Positions of Total Return Swaps			(72,275)	—	(h)	0.0	(g)

Long Positions
Common Stocks
Canada
Cameco Corp.	—	(h)	30	—	(h)	0.0	(g)

South Africa
Sibanye Stillwater Ltd.	1		14	—	(h)	0.0	(g)

United Kingdom
ARM Holdings plc	1		80	—	(h)	0.0	(g)

United States
Alcoa Corp.	—	(h)	18	—	(h)	0.0	(g)
American Express Co.	1		192	—	(h)	0.0	(g)
ATI, Inc.	—	(h)	39	—	(h)	0.0	(g)
Broadcom, Inc.	1		205	—	(h)	0.0	(g)
Cencora, Inc.	—	(h)	13	—	(h)	0.0	(g)
Coinbase Global, Inc.	—	(h)	64	—	(h)	0.0	(g)
EOG Resources, Inc.	1		128	—	(h)	0.0	(g)
Expand Energy Corp.	—	(h)	15	—	(h)	0.0	(g)
Ferguson Enterprises, Inc.	—	(h)	25	—	(h)	0.0	(g)
First Horizon Corp.	—	(h)	10	—	(h)	0.0	(g)
Genpact Ltd.	—	(h)	5	—	(h)	0.0	(g)
HEICO Corp.	—	(h)	27	—	(h)	0.0	(g)
KB Home	—	(h)	6	—	(h)	0.0	(g)
Lennar Corp.	—	(h)	31	—	(h)	0.0	(g)
Masco Corp.	—	(h)	31	—	(h)	0.0	(g)
Mettler-Toledo International, Inc.	—	(h)	52	—	(h)	0.0	(g)
Northrop Grumman Corp.	—	(h)	23	—	(h)	0.0	(g)
Paycom Software, Inc.	—	(h)	9	—	(h)	0.0	(g)
RH	—	(h)	2	—	(h)	0.0	(g)
Selective Insurance Group, Inc.	—	(h)	8	—	(h)	0.0	(g)
Texas Pacific Land Corp.	—	(h)	3	—	(h)	0.0	(g)
Tractor Supply Co.	1		35	—	(h)	0.0	(g)
YETI Holdings, Inc.	—	(h)	7	—	(h)	0.0	(g)

Total Long Positions of Total Return Swaps			1,072	—	(h)	0.0	(g)

Total of Long and Short Positions of Total Return Swaps			(71,203)	—	(h)	0.0	(g)

SEE NOTES TO FINANCIAL STATEMENTS.

528	SIX CIRCLES TRUST	DECEMBER 31, 2025

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE (1)	NET UNREALIZED APPRECIATION/ (DEPRECIATION) ($) (2)	NET CASH AND OTHER RECEIVABLES/ PAYABLES ($)	VALUE ($)
Morgan Stanley & Co.	The Fund receives a return on portfolio of long and short equity positions and pays or receives one day FEDEF on long positions and short positions respectively, plus or minus spread (rates range from 0.3% to 0.3%) which is denominated in USD based on the local currencies of the positions within the swap	12/07/2027	102	1	—	1

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)
Long Positions
Common Stocks
Hong Kong
Jardine Matheson Holdings Ltd.	2	102	1	0.0	(g)

Total Long Positions of Total Return Swaps		102	1	0.0	(g)

Total of Long and Short Positions of Total Return Swaps		102	1	0.0	(g)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE (1)	NET UNREALIZED APPRECIATION/ (DEPRECIATION) ($) (2)	NET CASH AND OTHER RECEIVABLES/ PAYABLES ($)	VALUE ($)
Morgan Stanley & Co.	The Fund receives a return on portfolio of long and short equity positions and pays or receives one day FEDEF on long positions and short positions respectively, plus or minus spread (rates range from -1% to 0.2%) which is denominated in USD based on the local currencies of the positions within the swap	09/14/2027	(667)	98	(89)	9

REFERENCE ENTITY	SHARES		NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
Short Positions
Common Stocks
Bermuda
Everest Group Ltd.	—	(h)	(120)	(1)		0.0	(g)
Golar LNG Ltd.	—	(h)	(6)	—	(h)	0.0	(g)

Canada
Uranium Energy Corp.	(2)		(19)	1		0.0	(g)
Waste Connections, Inc.	(1)		(92)	1		0.0	(g)

Israel
Cellebrite DI Ltd.	(1)		(14)	1		0.0	(g)

United Kingdom
Aon plc	(1)		(525)	4		0.0	(g)
Coca-Cola Europacific Partners plc	—	(h)	(30)	—	(h)	0.0	(g)
Marex Group plc	—	(h)	(10)	—	(h)	0.0	(g)

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2025	SIX CIRCLES TRUST	529

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2025 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
Short Positions — continued
Common Stocks — continued
United States
AbbVie, Inc.	(1)	(214)	(1)		0.0	(g)
Acuity, Inc.	— (h)	(175)	4		0.0	(g)
Advanced Energy Industries, Inc.	—	—	—		0.0	(g)
AGCO Corp.	— (h)	(21)	—	(h)	0.0	(g)
AGNC Investment Corp.	(7)	(81)	1		0.0	(g)
Akamai Technologies, Inc.	(1)	(62)	2		0.0	(g)
Albertsons Cos., Inc.	(1)	(23)	—	(h)	0.0	(g)
Alcoa Corp.	(2)	(109)	1		0.0	(g)
Amentum Holdings, Inc.	— (h)	(6)	—	(h)	0.0	(g)
American Homes 4 Rent	(1)	(30)	(1)		0.0	(g)
American International Group, Inc.	(2)	(147)	2		0.0	(g)
Annaly Capital Management, Inc.	(44)	(1,028)	40		0.0	(g)
Antero Midstream Corp.	(5)	(93)	(1)		0.0	(g)
APA Corp.	(10)	(243)	—	(h)	0.0	(g)
Apollo Global Management, Inc.	— (h)	(38)	1		0.0	(g)
Appfolio, Inc.	— (h)	(8)	—	(h)	0.0	(g)
AptarGroup, Inc.	— (h)	(21)	—	(h)	0.0	(g)
Arrow Electronics, Inc.	(3)	(335)	9		0.0	(g)
Arrowhead Pharmaceuticals, Inc.	— (h)	(8)	—	(h)	0.0	(g)
AST SpaceMobile, Inc.	(1)	(113)	18		0.0	(g)
ATI, Inc.	— (h)	— (h)	—	(h)	0.0	(g)
Atmos Energy Corp.	(2)	(279)	—	(h)	0.0	(g)
AvalonBay Communities, Inc.	(3)	(542)	4		0.0	(g)
Avantor, Inc.	(4)	(49)	(1)		0.0	(g)
Avery Dennison Corp.	(5)	(872)	(4)		0.0	(g)
Axon Enterprise, Inc.	— (h)	(22)	1		0.0	(g)
Bank of New York Mellon Corp. (The)	(9)	(1,057)	11		0.0	(g)
Best Buy Co., Inc.	(1)	(41)	3		0.0	(g)
BILL Holdings, Inc.	— (h)	(8)	—	(h)	0.0	(g)
Bio-Rad Laboratories, Inc.	— (h)	(5)	—	(h)	0.0	(g)
Blue Owl Capital, Inc.	(15)	(235)	14		0.0	(g)
Boeing Co. (The)	(1)	(265)	—	(h)	0.0	(g)
Brown & Brown, Inc.	— (h)	(16)	—	(h)	0.0	(g)
Brown-Forman Corp.	(5)	(130)	9		0.0	(g)
Bruker Corp.	(1)	(59)	2		0.0	(g)
Bunge Global SA	(4)	(380)	3		0.0	(g)
BXP, Inc.	(1)	(51)	1		0.0	(g)
CareTrust REIT, Inc.	(2)	(80)	1		0.0	(g)
Carvana Co.	— (h)	(20)	1		0.0	(g)
Casella Waste Systems, Inc.	(1)	(120)	2		0.0	(g)
Caterpillar, Inc.	— (h)	(25)	—	(h)	0.0	(g)
CCC Intelligent Solutions Holdings, Inc.	(8)	(62)	1		0.0	(g)
Celsius Holdings, Inc.	— (h)	(5)	—	(h)	0.0	(g)
CenterPoint Energy, Inc.	(11)	(413)	(6)		0.0	(g)
Centrus Energy Corp.	— (h)	(23)	2		0.0	(g)
CF Industries Holdings, Inc.	(9)	(663)	1		0.0	(g)
Chewy, Inc.	(9)	(280)	(5)		0.0	(g)
Clorox Co. (The)	— (h)	(15)	—	(h)	0.0	(g)
Coherent Corp.	— (h)	(88)	3		0.0	(g)
Coinbase Global, Inc.	— (h)	(41)	4		0.0	(g)
Colgate-Palmolive Co.	(2)	(190)	—	(h)	0.0	(g)
Columbia Banking System, Inc.	(3)	(97)	4		0.0	(g)

SEE NOTES TO FINANCIAL STATEMENTS.

530	SIX CIRCLES TRUST	DECEMBER 31, 2025

REFERENCE ENTITY	SHARES		NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
Short Positions — continued
Common Stocks — continued
United States — continued
Commvault Systems, Inc.	—	(h)	(21)	—	(h)	0.0	(g)
Comstock Resources, Inc.	(4)		(96)	(6)		0.0	(g)
ConocoPhillips	(2)		(155)	—	(h)	0.0	(g)
Constellation Energy Corp.	—	(h)	(7)	—	(h)	0.0	(g)
Cooper Cos., Inc. (The)	—	(h)	(41)	1		0.0	(g)
Corcept Therapeutics, Inc.	—	(h)	(5)	3		0.0	(g)
Core & Main, Inc.	—	(h)	(23)	1		0.0	(g)
Corpay, Inc.	—	(h)	(19)	1		0.0	(g)
CoStar Group, Inc.	(1)		(66)	(1)		0.0	(g)
Coterra Energy, Inc.	(29)		(732)	(23)		0.0	(g)
Credit Acceptance Corp.	—	(h)	(53)	2		0.0	(g)
Crowdstrike Holdings, Inc.	—	(h)	(45)	1		0.0	(g)
CVS Health Corp.	(11)		(889)	(11)		0.0	(g)
Cytokinetics, Inc.	—	(h)	(10)	—	(h)	0.0	(g)
Deckers Outdoor Corp.	(1)		(69)	(1)		0.0	(g)
Deere & Co.	—	(h)	(5)	—	(h)	0.0	(g)
Dick’s Sporting Goods, Inc.	—	(h)	(48)	3		0.0	(g)
Dillard’s, Inc.	—	(h)	(11)	—	(h)	0.0	(g)
Docusign, Inc.	(1)		(60)	2		0.0	(g)
Dollar Tree, Inc.	—	(h)	(6)	—	(h)	0.0	(g)
Domino’s Pizza, Inc.	(1)		(279)	7		0.0	(g)
DoorDash, Inc.	—	(h)	(50)	2		0.0	(g)
DraftKings, Inc.	(1)		(29)	—	(h)	0.0	(g)
DT Midstream, Inc.	—	(h)	(57)	—	(h)	0.0	(g)
DTE Energy Co.	(2)		(256)	(1)		0.0	(g)
East West Bancorp, Inc.	—	(h)	(12)	—	(h)	0.0	(g)
EastGroup Properties, Inc.	—	(h)	(19)	—	(h)	0.0	(g)
Eastman Chemical Co.	—	(h)	(18)	—	(h)	0.0	(g)
EchoStar Corp.	—	(h)	(8)	—	(h)	0.0	(g)
Elevance Health, Inc.	—	(h)	(26)	—	(h)	0.0	(g)
Entegris, Inc.	(1)		(53)	1		0.0	(g)
EQT Corp.	(12)		(643)	(1)		0.0	(g)
Equitable Holdings, Inc.	(6)		(300)	5		0.0	(g)
Equity LifeStyle Properties, Inc.	(1)		(35)	—	(h)	0.0	(g)
Equity Residential	(1)		(76)	(1)		0.0	(g)
Essex Property Trust, Inc.	(2)		(630)	(2)		0.0	(g)
Evergy, Inc.	—	(h)	(12)	—	(h)	0.0	(g)
Exelon Corp.	(1)		(38)	—	(h)	0.0	(g)
Expand Energy Corp.	(1)		(54)	(1)		0.0	(g)
Extra Space Storage, Inc.	(7)		(902)	4		0.0	(g)
Exxon Mobil Corp.	(10)		(1,197)	(22)		0.0	(g)
F5, Inc.	—	(h)	(18)	—	(h)	0.0	(g)
Fair Isaac Corp.	—	(h)	(42)	1		0.0	(g)
Federal Realty Investment Trust	—	(h)	(5)	—	(h)	0.0	(g)
FedEx Corp.	—	(h)	(132)	2		0.0	(g)
FirstCash Holdings, Inc.	—	(h)	(79)	1		0.0	(g)
Flagstar Bank NA	(1)		(10)	—	(h)	0.0	(g)
Flutter Entertainment plc	—	(h)	(64)	3		0.0	(g)
Ford Motor Co.	(85)		(1,142)	29		0.0	(g)
Fortinet, Inc.	(1)		(47)	1		0.0	(g)
FTAI Aviation Ltd.	—	(h)	(12)	(2)		0.0	(g)
GE HealthCare Technologies, Inc.	(11)		(892)	20		0.0	(g)

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2025	SIX CIRCLES TRUST	531

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2025 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

REFERENCE ENTITY	SHARES		NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
Short Positions — continued
Common Stocks — continued
United States — continued
Gen Digital, Inc.	(4)		(124)	2		0.0	(g)
Generac Holdings, Inc.	—	(h)	(25)	1		0.0	(g)
Genuine Parts Co.	—	(h)	(24)	—	(h)	0.0	(g)
Gitlab, Inc.	(4)		(170)	4		0.0	(g)
Global Payments, Inc.	(1)		(57)	3		0.0	(g)
Globalstar, Inc.	—	(h)	(23)	2		0.0	(g)
Globus Medical, Inc.	(2)		(202)	5		0.0	(g)
Goldman Sachs Group, Inc. (The)	—	(h)	(12)	—	(h)	0.0	(g)
Graco, Inc.	(1)		(54)	1		0.0	(g)
Halliburton Co.	(2)		(42)	—	(h)	0.0	(g)
Healthpeak Properties, Inc.	(2)		(36)	—	(h)	0.0	(g)
Hecla Mining Co.	(5)		(106)	7		0.0	(g)
Hexcel Corp.	—	(h)	(18)	1		0.0	(g)
Hims & Hers Health, Inc.	(3)		(106)	8		0.0	(g)
Home Depot, Inc. (The)	—	(h)	(123)	1		0.0	(g)
Hormel Foods Corp.	(1)		(32)	1		0.0	(g)
Howmet Aerospace, Inc.	(1)		(147)	2		0.0	(g)
HP, Inc.	(11)		(247)	9		0.0	(g)
Humana, Inc.	(2)		(598)	4		0.0	(g)
Hyatt Hotels Corp.	(7)		(1,215)	41		0.0	(g)
IDACORP, Inc.	—	(h)	(24)	—	(h)	0.0	(g)
IDEX Corp.	—	(h)	(67)	1		0.0	(g)
Impinj, Inc.	—	(h)	(11)	—	(h)	0.0	(g)
Insmed, Inc.	—	(h)	(11)	—	(h)	0.0	(g)
InterDigital, Inc.	—	(h)	(15)	—	(h)	0.0	(g)
International Business Machines Corp.	—	(h)	(114)	3		0.0	(g)
International Flavors & Fragrances, Inc.	(1)		(58)	(1)		0.0	(g)
International Paper Co.	(1)		(44)	—	(h)	0.0	(g)
Invesco Ltd.	—	(h)	(8)	—	(h)	0.0	(g)
IonQ, Inc.	(2)		(91)	15		0.0	(g)
Iron Mountain, Inc.	(2)		(152)	(4)		0.0	(g)
Itron, Inc.	—	(h)	(11)	—	(h)	0.0	(g)
JBT Marel Corp.	—	(h)	(55)	2		0.0	(g)
JFrog Ltd.	—	(h)	(6)	—	(h)	0.0	(g)
Johnson & Johnson	(1)		(242)	—	(h)	0.0	(g)
KKR & Co., Inc.	—	(h)	(12)	—	(h)	0.0	(g)
Klaviyo, Inc.	—	(h)	(14)	—	(h)	0.0	(g)
Kraft Heinz Co. (The)	(3)		(64)	—	(h)	0.0	(g)
Krystal Biotech, Inc.	—	(h)	(38)	—	(h)	0.0	(g)
Kymera Therapeutics, Inc.	—	(h)	(15)	—	(h)	0.0	(g)
Lamb Weston Holdings, Inc.	(2)		(88)	2		0.0	(g)
Lazard, Inc.	—	(h)	(6)	—	(h)	0.0	(g)
Lennox International, Inc.	—	(h)	(76)	2		0.0	(g)
Liberty Broadband Corp.	(5)		(245)	(3)		0.0	(g)
Life Time Group Holdings, Inc.	(2)		(45)	1		0.0	(g)
Lincoln National Corp.	(8)		(351)	12		0.0	(g)
Lineage, Inc.	—	(h)	(4)	—	(h)	0.0	(g)
Littelfuse, Inc.	—	(h)	(8)	—	(h)	0.0	(g)
LKQ Corp.	(2)		(68)	—	(h)	0.0	(g)
Loar Holdings, Inc.	(3)		(241)	6		0.0	(g)
Lowe’s Cos., Inc.	—	(h)	(27)	—	(h)	0.0	(g)
LPL Financial Holdings, Inc.	—	(h)	(28)	1		0.0	(g)

SEE NOTES TO FINANCIAL STATEMENTS.

532	SIX CIRCLES TRUST	DECEMBER 31, 2025

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
Short Positions — continued
Common Stocks — continued
United States — continued
Lumen Technologies, Inc.	(1)	(5)	—	(h)	0.0	(g)
MACOM Technology Solutions Holdings, Inc.	— (h)	(31)	1		0.0	(g)
Maplebear, Inc.	(2)	(96)	—	(h)	0.0	(g)
Marriott International, Inc.	(3)	(941)	11		0.0	(g)
Martin Marietta Materials, Inc.	(1)	(505)	8		0.0	(g)
Masco Corp.	(1)	(43)	1		0.0	(g)
Match Group, Inc.	— (h)	(1)	—	(h)	0.0	(g)
McCormick & Co., Inc.	— (h)	(13)	—	(h)	0.0	(g)
Merck & Co., Inc.	— (h)	(14)	—	(h)	0.0	(g)
Middleby Corp. (The)	— (h)	(11)	—	(h)	0.0	(g)
Mirion Technologies, Inc.	(1)	(29)	—	(h)	0.0	(g)
MKS, Inc.	(1)	(82)	1		0.0	(g)
Modine Manufacturing Co.	— (h)	(11)	—	(h)	0.0	(g)
Mohawk Industries, Inc.	— (h)	(44)	—	(h)	0.0	(g)
Molson Coors Beverage Co.	(1)	(30)	—	(h)	0.0	(g)
Mondelez International, Inc.	(16)	(862)	8		0.0	(g)
Moog, Inc.	— (h)	(8)	—	(h)	0.0	(g)
Morningstar, Inc.	(1)	(273)	(1)		0.0	(g)
NetApp, Inc.	— (h)	(5)	—	(h)	0.0	(g)
New York Times Co. (The)	— (h)	(10)	—	(h)	0.0	(g)
NewMarket Corp.	(1)	(663)	24		0.0	(g)
NextEra Energy, Inc.	(2)	(122)	—	(h)	0.0	(g)
NEXTracker, Inc.	— (h)	(20)	1		0.0	(g)
NIKE, Inc.	(4)	(208)	(24)		0.0	(g)
NiSource, Inc.	(1)	(31)	—	(h)	0.0	(g)
Northern Trust Corp.	(6)	(833)	22		0.0	(g)
NuScale Power Corp.	(1)	(17)	2		0.0	(g)
Nutanix, Inc.	— (h)	(9)	—	(h)	0.0	(g)
Nuvalent, Inc.	— (h)	(12)	1		0.0	(g)
Okta, Inc.	— (h)	(10)	—	(h)	0.0	(g)
Old Dominion Freight Line, Inc.	—	—	—		0.0	(g)
Old National Bancorp	(3)	(66)	3		0.0	(g)
Old Republic International Corp.	(2)	(95)	1		0.0	(g)
Omega Healthcare Investors, Inc.	— (h)	(7)	—	(h)	0.0	(g)
O’Reilly Automotive, Inc.	— (h)	(20)	—	(h)	0.0	(g)
PACCAR, Inc.	(1)	(146)	4		0.0	(g)
Packaging Corp. of America	— (h)	(45)	—	(h)	0.0	(g)
Paramount Skydance Corp.	(1)	(8)	—	(h)	0.0	(g)
Paychex, Inc.	(2)	(249)	6		0.0	(g)
Paycom Software, Inc.	—	—	—		0.0	(g)
PennyMac Financial Services, Inc.	(4)	(494)	11		0.0	(g)
Penumbra, Inc.	(1)	(364)	11		0.0	(g)
Permian Resources Corp.	(1)	(17)	—	(h)	0.0	(g)
PPG Industries, Inc.	—	—	—		0.0	(g)
Primo Brands Corp.	(1)	(21)	—	(h)	0.0	(g)
PTC, Inc.	— (h)	(6)	—	(h)	0.0	(g)
PulteGroup, Inc.	(2)	(295)	5		0.0	(g)
Pure Storage, Inc.	(1)	(59)	—	(h)	0.0	(g)
Quanta Services, Inc.	— (h)	(183)	5		0.0	(g)
QXO, Inc.	(1)	(16)	2		0.0	(g)
RadNet, Inc.	— (h)	(28)	1		0.0	(g)
Rambus, Inc.	(1)	(67)	2		0.0	(g)

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2025	SIX CIRCLES TRUST	533

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2025 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
Short Positions — continued
Common Stocks — continued
United States — continued
Realty, Inc.ome Corp.	(23)	(1,278)	7		0.0	(g)
Red Rock Resorts, Inc.	(3)	(199)	5		0.0	(g)
Repligen Corp.	— (h)	(51)	1		0.0	(g)
Rexford Industrial Realty, Inc.	(1)	(38)	2		0.0	(g)
Rhythm Pharmaceuticals, Inc.	— (h)	(33)	2		0.0	(g)
Rocket Cos., Inc.	(5)	(92)	(1)		0.0	(g)
Rocket Lab Corp.	— (h)	(6)	1		0.0	(g)
Rollins, Inc.	—	—	—		0.0	(g)
Royal Caribbean Cruises Ltd.	(3)	(1,025)	74		0.0	(g)
Royal Gold, Inc.	— (h)	(22)	—	(h)	0.0	(g)
Ryan Specialty Holdings, Inc.	(1)	(76)	1		0.0	(g)
Ryman Hospitality Properties, Inc.	(1)	(90)	3		0.0	(g)
Semtech Corp.	— (h)	(5)	—	(h)	0.0	(g)
Service Corp. International	(8)	(658)	6		0.0	(g)
SharkNinja, Inc.	— (h)	(26)	1		0.0	(g)
Simpson Manufacturing Co., Inc.	— (h)	(53)	2		0.0	(g)
SiteOne Landscape Supply, Inc.	(2)	(208)	6		0.0	(g)
Snap, Inc.	(5)	(41)	(1)		0.0	(g)
Snap-on, Inc.	— (h)	(60)	1		0.0	(g)
Snowflake, Inc.	— (h)	(34)	1		0.0	(g)
Solventum Corp.	(5)	(383)	7		0.0	(g)
Southern Co. (The)	(5)	(457)	(6)		0.0	(g)
Southwest Airlines Co.	(2)	(84)	2		0.0	(g)
SPX Technologies, Inc.	— (h)	(21)	1		0.0	(g)
STAG Industrial, Inc.	(1)	(21)	—	(h)	0.0	(g)
StandardAero, Inc.	(1)	(20)	1		0.0	(g)
Stanley Black & Decker, Inc.	(1)	(39)	1		0.0	(g)
Starwood Property Trust, Inc.	(36)	(666)	21		0.0	(g)
Steel Dynamics, Inc.	(2)	(264)	9		0.0	(g)
StepStone Group, Inc.	(1)	(70)	2		0.0	(g)
STERIS plc	(3)	(674)	4		0.0	(g)
TD SYNNEX Corp.	(1)	(93)	2		0.0	(g)
Teledyne Technologies, Inc.	— (h)	(138)	2		0.0	(g)
Teleflex, Inc.	— (h)	(7)	—	(h)	0.0	(g)
Terreno Realty Corp.	— (h)	(8)	—	(h)	0.0	(g)
Texas Pacific Land Corp.	— (h)	(13)	1		0.0	(g)
Thermo Fisher Scientific, Inc.	— (h)	(204)	(1)		0.0	(g)
Timken Co. (The)	— (h)	(28)	1		0.0	(g)
TKO Group Holdings, Inc.	— (h)	(18)	1		0.0	(g)
TopBuild Corp.	(1)	(222)	6		0.0	(g)
TPG, Inc.	(1)	(37)	1		0.0	(g)
Tractor Supply Co.	(1)	(53)	2		0.0	(g)
TransDigm Group, Inc.	— (h)	(108)	(2)		0.0	(g)
Tyler Technologies, Inc.	— (h)	(33)	1		0.0	(g)
Tyson Foods, Inc.	(1)	(40)	—	(h)	0.0	(g)
Ubiquiti, Inc.	— (h)	(5)	—	(h)	0.0	(g)
UDR, Inc.	(3)	(96)	(2)		0.0	(g)
UL Solutions, Inc.	— (h)	(20)	—	(h)	0.0	(g)
Ulta Beauty, Inc.	(1)	(615)	8		0.0	(g)
UMB Financial Corp.	— (h)	(12)	—	(h)	0.0	(g)
United Parcel Service, Inc.	(1)	(122)	2		0.0	(g)
United Rentals, Inc.	— (h)	(332)	3		0.0	(g)

SEE NOTES TO FINANCIAL STATEMENTS.

534	SIX CIRCLES TRUST	DECEMBER 31, 2025

REFERENCE ENTITY	SHARES		NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
Short Positions — continued
Common Stocks — continued
United States — continued
Unity Software, Inc.	(1)		(50)	2		0.0	(g)
Valero Energy Corp.	—		—	—		0.0	(g)
Valley National Bancorp	(10)		(124)	4		0.0	(g)
Valmont Industries, Inc.	(1)		(258)	9		0.0	(g)
Verizon Communications, Inc.	(5)		(196)	(4)		0.0	(g)
Vertex Pharmaceuticals, Inc.	—	(h)	(141)	2		0.0	(g)
VF Corp.	(2)		(39)	1		0.0	(g)
Viper Energy, Inc.	(4)		(154)	(1)		0.0	(g)
Vontier Corp.	(1)		(41)	1		0.0	(g)
Vornado Realty Trust	(3)		(103)	—	(h)	0.0	(g)
Walt Disney Co. (The)	(1)		(85)	(1)		0.0	(g)
Waters Corp.	—	(h)	(101)	1		0.0	(g)
Watts Water Technologies, Inc.	—	(h)	(63)	2		0.0	(g)
Welltower, Inc.	(6)		(1,197)	5		0.0	(g)
Western Alliance Bancorp	(4)		(369)	16		0.0	(g)
WEX, Inc.	(1)		(117)	4		0.0	(g)
Weyerhaeuser Co.	(2)		(57)	—	(h)	0.0	(g)
Williams-Sonoma, Inc.	(2)		(389)	25		0.0	(g)
Wingstop, Inc.	—	(h)	(21)	1		0.0	(g)
Wintrust Financial Corp.	—	(h)	(16)	1		0.0	(g)
Workday, Inc.	(1)		(151)	2		0.0	(g)
Zoom Communications, Inc.	—	(h)	(13)	1		0.0	(g)
Zurn Elkay Water Solutions Corp.	—	(h)	(9)	—	(h)	0.0	(g)

Total Short Positions of Total Return Swaps			(44,519)	634		0.0	(g)

Long Positions
Common Stocks
Bermuda
Essent Group Ltd.	—	(h)	10	—	(h)	0.0	(g)
Viking Holdings Ltd.	1		47	(2)		0.0	(g)

Denmark
Ascendis Pharma A/S	—	(h)	19	—	(h)	0.0	(g)

Germany
BioNTech SE	2		179	6		0.0	(g)

Hong Kong
Melco Resorts & Entertainment Ltd.	1		5	—	(h)	0.0	(g)

Ireland
AerCap Holdings NV	—	(h)	31	—	(h)	0.0	(g)
Alkermes plc	6		159	(4)		0.0	(g)
Allegion plc	—	(h)	11	—	(h)	0.0	(g)
Aptiv plc	1		83	(1)		0.0	(g)
CRH plc	—	(h)	21	—	(h)	0.0	(g)
ICON plc	—	(h)	23	—	(h)	0.0	(g)
TE Connectivity plc	2		415	(11)		0.0	(g)

Israel
Camtek Ltd./Israel	—	(h)	13	—	(h)	0.0	(g)
Check Point Software Technologies Ltd.	—	(h)	29	(1)		0.0	(g)
Mobileye Global, Inc.	1		14	1		0.0	(g)

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2025	SIX CIRCLES TRUST	535

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2025 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

REFERENCE ENTITY	SHARES		NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
Long Positions — continued
Common Stocks — continued
Luxembourg
Millicom International Cellular SA	1		78	2		0.0	(g)

Netherlands
QIAGEN NV	1		35	(1)		0.0	(g)

Norway
Frontline plc	2		51	—	(h)	0.0	(g)

Sweden
Spotify Technology SA	1		800	3		0.0	(g)

Switzerland
Sportradar Group AG	1		34	1		0.0	(g)

United Kingdom
ARM Holdings plc	—	(h)	19	(1)		0.0	(g)
Pentair plc	—	(h)	47	—	(h)	0.0	(g)
TechnipFMC plc	—	(h)	16	—	(h)	0.0	(g)

United States
3M Co.	4		595	—	(h)	0.0	(g)
AECOM	1		67	(2)		0.0	(g)
AES Corp. (The)	4		60	2		0.0	(g)
Aflac, Inc.	—	(h)	13	—	(h)	0.0	(g)
Agree Realty Corp.	—	(h)	5	—	(h)	0.0	(g)
Alaska Air Group, Inc.	2		96	(6)		0.0	(g)
Align Technology, Inc.	2		349	(7)		0.0	(g)
Ally Financial, Inc.	1		45	—	(h)	0.0	(g)
Alphabet, Inc.	—	(h)	54	—	(h)	0.0	(g)
Altria Group, Inc.	—	(h)	24	—	(h)	0.0	(g)
Ameren Corp.	3		318	1		0.0	(g)
American Healthcare REIT, Inc.	2		80	(2)		0.0	(g)
American Tower Corp.	—	(h)	14	—	(h)	0.0	(g)
American Water Works Co., Inc.	1		119	(1)		0.0	(g)
Ameriprise Financial, Inc.	—	(h)	220	(3)		0.0	(g)
AMETEK, Inc.	—	(h)	10	—	(h)	0.0	(g)
Amgen, Inc.	1		385	(5)		0.0	(g)
Amphenol Corp.	1		103	—	(h)	0.0	(g)
Analog Devices, Inc.	2		571	(10)		0.0	(g)
Applied Industrial Technologies, Inc.	—	(h)	31	(1)		0.0	(g)
Arista Networks, Inc.	4		514	1		0.0	(g)
Autodesk, Inc.	—	(h)	37	(1)		0.0	(g)
AutoNation, Inc.	1		109	(2)		0.0	(g)
Ball Corp.	1		66	1		0.0	(g)
Bank of America Corp.	—	(h)	10	—	(h)	0.0	(g)
BioMarin Pharmaceutical, Inc.	—	(h)	23	—	(h)	0.0	(g)
Bio-Techne Corp.	—	(h)	5	—	(h)	0.0	(g)
BJ’s Wholesale Club Holdings, Inc.	1		127	(6)		0.0	(g)
Block, Inc.	1		54	—	(h)	0.0	(g)
Booking Holdings, Inc.	—	(h)	16	—	(h)	0.0	(g)
BorgWarner, Inc.	6		256	(2)		0.0	(g)
Boston Scientific Corp.	—	(h)	23	—	(h)	0.0	(g)
Boyd Gaming Corp.	3		264	(4)		0.0	(g)
Bright Horizons Family Solutions, Inc.	—	(h)	15	—	(h)	0.0	(g)

SEE NOTES TO FINANCIAL STATEMENTS.

536	SIX CIRCLES TRUST	DECEMBER 31, 2025

REFERENCE ENTITY	SHARES		NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)
Long Positions — continued
Common Stocks — continued

United States — continued
Brightstar Lottery plc	5		75	(2)	0.0	(g)
Brinker International, Inc.	1		100	(5)	0.0	(g)
Bristol-Myers Squibb Co.	2		118	(2)	0.0	(g)
Brixmor Property Group, Inc.	—	(h)	5	— (h)	0.0	(g)
Cal-Maine Foods, Inc.	—	(h)	37	(2)	0.0	(g)
Carlisle Cos., Inc.	—	(h)	11	— (h)	0.0	(g)
CarMax, Inc.	1		37	— (h)	0.0	(g)
Carnival Corp.	—	(h)	11	(1)	0.0	(g)
Casey’s General Stores, Inc.	—	(h)	12	— (h)	0.0	(g)
CDW Corp	—	(h)	8	— (h)	0.0	(g)
Centene Corp.	5		191	6	0.0	(g)
Charter Communications, Inc.	2		333	4	0.0	(g)
Chemed Corp.	—	(h)	11	— (h)	0.0	(g)
Chipotle Mexican Grill, Inc.	—	(h)	5	— (h)	0.0	(g)
Cintas Corp.	5		967	(20)	0.0	(g)
Cirrus Logic, Inc.	1		149	(3)	0.0	(g)
Cleveland-Cliffs, Inc.	6		77	(3)	0.0	(g)
Coca-Cola Co. (The)	1		92	— (h)	0.0	(g)
Cognex Corp.	—	(h)	18	— (h)	0.0	(g)
Comfort Systems USA, Inc.	—	(h)	29	(1)	0.0	(g)
Commerce Bancshares, Inc./MO	—	(h)	23	— (h)	0.0	(g)
Commercial Metals Co.	—	(h)	20	— (h)	0.0	(g)
Conagra Brands, Inc.	1		17	— (h)	0.0	(g)
Construction Partners, Inc.	—	(h)	17	(1)	0.0	(g)
Corteva, Inc.	—	(h)	15	— (h)	0.0	(g)
Crane Co.	—	(h)	33	(1)	0.0	(g)
Crown Castle, Inc.	—	(h)	20	1	0.0	(g)
CubeSmart	2		86	1	0.0	(g)
Cullen/Frost Bankers, Inc.	1		76	(2)	0.0	(g)
Curtiss-Wright Corp.	1		537	(16)	0.0	(g)
Darden Restaurants, Inc.	—	(h)	53	(1)	0.0	(g)
DaVita, Inc.	2		203	(5)	0.0	(g)
Delta Air Lines, Inc.	9		644	(24)	0.0	(g)
Devon Energy Corp.	1		51	— (h)	0.0	(g)
Digital Realty Trust, Inc.	—	(h)	60	— (h)	0.0	(g)
Donaldson Co., Inc.	1		59	(3)	0.0	(g)
Dover Corp.	3		631	(14)	0.0	(g)
Doximity, Inc.	1		23	— (h)	0.0	(g)
DR Horton, Inc.	1		131	(1)	0.0	(g)
Dropbox, Inc.	5		151	(4)	0.0	(g)
Dycom Industries, Inc.	—	(h)	13	— (h)	0.0	(g)
Dynatrace, Inc.	—	(h)	10	— (h)	0.0	(g)
eBay, Inc.	—	(h)	8	— (h)	0.0	(g)
Ecolab, Inc.	—	(h)	29	(1)	0.0	(g)
Element Solutions, Inc.	9		225	(7)	0.0	(g)
Encompass Health Corp.	—	(h)	21	— (h)	0.0	(g)
Entergy Corp.	5		465	2	0.0	(g)
EOG Resources, Inc.	5		568	9	0.0	(g)
EPAM Systems, Inc.	—	(h)	42	(1)	0.0	(g)
Essential Properties Realty Trust, Inc.	—	(h)	9	— (h)	0.0	(g)
Evercore, Inc.	1		201	(6)	0.0	(g)
Eversource Energy	—	(h)	24	— (h)	0.0	(g)

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2025	SIX CIRCLES TRUST	537

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2025 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

REFERENCE ENTITY	SHARES		NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)
Long Positions — continued
Common Stocks — continued

United States — continued
ExlService Holdings, Inc.	1		51	(1)	0.0	(g)
Expeditors International of Washington, Inc.	—	(h)	50	(1)	0.0	(g)
Federal Signal Corp.	2		204	(8)	0.0	(g)
Ferguson Enterprises, Inc.	3		627	(19)	0.0	(g)
Fidelity National Information Services, Inc.	10		677	(4)	0.0	(g)
First Citizens BancShares, Inc./NC	—	(h)	30	— (h)	0.0	(g)
Fiserv, Inc.	4		308	(7)	0.0	(g)
Flex Ltd.	3		164	(9)	0.0	(g)
Fluor Corp.	—	(h)	15	— (h)	0.0	(g)
FNB Corp/PA	8		146	(6)	0.0	(g)
Fortune Brands Innovations, Inc.	—	(h)	11	— (h)	0.0	(g)
Fox Corp.	—	(h)	15	— (h)	0.0	(g)
Franklin Resources, Inc.	1		18	(1)	0.0	(g)
Gaming and Leisure Properties, Inc.	13		577	(3)	0.0	(g)
Gap, Inc. (The)	1		38	(2)	0.0	(g)
Gartner, Inc.	—	(h)	9	— (h)	0.0	(g)
GE Vernova, Inc.	—	(h)	134	(2)	0.0	(g)
General Dynamics Corp.	3		928	(23)	0.0	(g)
General Electric Co.	—	(h)	7	— (h)	0.0	(g)
General Motors Co.	—	(h)	5	— (h)	0.0	(g)
Genpact Ltd.	3		135	(5)	0.0	(g)
Gentex Corp.	—	(h)	10	— (h)	0.0	(g)
Globe Life, Inc.	—	(h)	8	— (h)	0.0	(g)
Guidewire Software, Inc.	—	(h)	100	(3)	0.0	(g)
Hanover Insurance Group, Inc. (The)	—	(h)	46	(1)	0.0	(g)
Hasbro, Inc.	11		930	5	0.0	(g)
HCA Healthcare, Inc.	1		339	(4)	0.0	(g)
HEICO Corp.	1		318	(10)	0.0	(g)
HF Sinclair Corp.	1		38	— (h)	0.0	(g)
Houlihan Lokey, Inc.	—	(h)	6	— (h)	0.0	(g)
Hubbell, Inc.	1		476	(7)	0.0	(g)
HubSpot, Inc.	—	(h)	149	— (h)	0.0	(g)
IES Holdings, Inc.	—	(h)	17	(1)	0.0	(g)
Illinois Tool Works, Inc.	2		453	(9)	0.0	(g)
Illumina, Inc.	—	(h)	45	(2)	0.0	(g)
Incyte Corp.	2		159	(3)	0.0	(g)
Ingredion, Inc.	3		387	(3)	0.0	(g)
Installed Building Products, Inc.	1		238	(6)	0.0	(g)
Insulet Corp.	1		371	(9)	0.0	(g)
Interactive Brokers Group, Inc.	11		708	(16)	0.0	(g)
Intercontinental Exchange, Inc.	—	(h)	14	— (h)	0.0	(g)
Intuit, Inc.	1		446	(8)	0.0	(g)
Invitation Homes, Inc.	1		28	— (h)	0.0	(g)
Ionis Pharmaceuticals, Inc.	3		242	(7)	0.0	(g)
ITT, Inc.	—	(h)	18	— (h)	0.0	(g)
Jabil, Inc.	—	(h)	66	(1)	0.0	(g)
Jefferies Financial Group, Inc.	6		379	(8)	0.0	(g)
Johnson Controls International plc	—	(h)	8	— (h)	0.0	(g)
KBR, Inc.	1		22	— (h)	0.0	(g)
Kimco Realty Corp.	2		40	— (h)	0.0	(g)
Kirby Corp.	—	(h)	19	— (h)	0.0	(g)
KLA Corp.	—	(h)	219	(9)	0.0	(g)

SEE NOTES TO FINANCIAL STATEMENTS.

538	SIX CIRCLES TRUST	DECEMBER 31, 2025

REFERENCE ENTITY	SHARES		NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)
Long Positions — continued
Common Stocks — continued

United States — continued
Kyndryl Holdings, Inc.	2		42	(1)	0.0	(g)
L3Harris Technologies, Inc.	3		953	(5)	0.0	(g)
Labcorp Holdings, Inc.	—	(h)	7	— (h)	0.0	(g)
Lam Research Corp.	4		621	(14)	0.0	(g)
Las Vegas Sands Corp.	4		245	(7)	0.0	(g)
Lear Corp.	1		154	(4)	0.0	(g)
Lennar Corp.	—	(h)	8	— (h)	0.0	(g)
Linde plc	—	(h)	64	— (h)	0.0	(g)
Louisiana-Pacific Corp.	1		60	(1)	0.0	(g)
Lyft, Inc.	—	(h)	8	— (h)	0.0	(g)
Manhattan Associates, Inc.	—	(h)	8	— (h)	0.0	(g)
Marvell Technology, Inc.	1		83	— (h)	0.0	(g)
MasTec, Inc.	—	(h)	5	— (h)	0.0	(g)
Medpace Holdings, Inc.	—	(h)	6	— (h)	0.0	(g)
Meta Platforms, Inc.	—	(h)	35	— (h)	0.0	(g)
MetLife, Inc.	1		45	(1)	0.0	(g)
Mettler-Toledo International, Inc.	—	(h)	82	(1)	0.0	(g)
MGIC Investment Corp.	—	(h)	11	— (h)	0.0	(g)
MGM Resorts International	2		81	(2)	0.0	(g)
Micron Technology, Inc.	—	(h)	35	1	0.0	(g)
Monster Beverage Corp.	16		1,259	(16)	0.0	(g)
Moody’s Corp.	—	(h)	30	— (h)	0.0	(g)
Mosaic Co. (The)	6		142	(1)	0.0	(g)
Motorola Solutions, Inc.	—	(h)	64	2	0.0	(g)
MP Materials Corp.	—	(h)	8	(1)	0.0	(g)
Mueller Industries, Inc.	2		240	(5)	0.0	(g)
Natera, Inc.	2		394	(11)	0.0	(g)
Netflix, Inc.	—	(h)	31	— (h)	0.0	(g)
Neurocrine Biosciences, Inc.	—	(h)	13	(1)	0.0	(g)
News Corp.	2		59	— (h)	0.0	(g)
NNN REIT, Inc.	2		61	— (h)	0.0	(g)
Northrop Grumman Corp.	—	(h)	99	(2)	0.0	(g)
NRG Energy, Inc.	5		760	11	0.0	(g)
NVIDIA Corp.	5		919	14	0.0	(g)
NVR, Inc.	—	(h)	170	(2)	0.0	(g)
Oklo, Inc.	1		101	(14)	0.0	(g)
Onto Innovation, Inc.	—	(h)	17	— (h)	0.0	(g)
Oshkosh Corp.	4		525	(22)	0.0	(g)
Otis Worldwide Corp.	1		52	— (h)	0.0	(g)
Owens Corning	3		292	(4)	0.0	(g)
Paylocity Holding Corp.	—	(h)	23	— (h)	0.0	(g)
Penske Automotive Group, Inc.	—	(h)	33	(1)	0.0	(g)
Philip Morris International, Inc.	2		368	2	0.0	(g)
Pilgrim’s Pride Corp.	1		32	— (h)	0.0	(g)
Pinnacle West Capital Corp.	3		305	3	0.0	(g)
PJT Partners, Inc.	—	(h)	42	(1)	0.0	(g)
Primoris Services Corp.	1		172	(5)	0.0	(g)
Principal Financial Group, Inc.	—	(h)	24	— (h)	0.0	(g)
Procter & Gamble Co. (The)	—	(h)	10	— (h)	0.0	(g)
Progressive Corp. (The)	2		393	1	0.0	(g)
Prudential Financial, Inc.	2		275	(5)	0.0	(g)
PTC Therapeutics, Inc.	—	(h)	5	— (h)	0.0	(g)

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2025	SIX CIRCLES TRUST	539

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2025 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

REFERENCE ENTITY	SHARES		NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)
Long Positions — continued
Common Stocks — continued

United States — continued
Public Storage	3		727	(5)	0.0	(g)
Quest Diagnostics, Inc.	—	(h)	59	(1)	0.0	(g)
Regal Rexnord Corp.	2		236	(5)	0.0	(g)
Reliance, Inc.	—	(h)	14	— (h)	0.0	(g)
Republic Services, Inc.	3		630	(3)	0.0	(g)
ResMed, Inc.	—	(h)	55	(1)	0.0	(g)
Revvity, Inc.	—	(h)	20	— (h)	0.0	(g)
Rigetti Computing, Inc.	—	(h)	4	(1)	0.0	(g)
Rithm Capital Corp.	1		10	— (h)	0.0	(g)
ROBLOX Corp.	—	(h)	40	— (h)	0.0	(g)
Rockwell Automation, Inc.	—	(h)	41	(1)	0.0	(g)
Roivant Sciences Ltd.	1		17	(1)	0.0	(g)
Roku, Inc.	—	(h)	53	(1)	0.0	(g)
Ross Stores, Inc.	3		522	(2)	0.0	(g)
RTX Corp.	1		96	(1)	0.0	(g)
Rubrik, Inc.	—	(h)	3	— (h)	0.0	(g)
Salesforce, Inc.	—	(h)	7	— (h)	0.0	(g)
SBA Communications Corp.	—	(h)	18	— (h)	0.0	(g)
Seagate Technology Holdings plc	—	(h)	33	(1)	0.0	(g)
ServiceNow, Inc.	—	(h)	6	— (h)	0.0	(g)
ServiceTitan, Inc.	—	(h)	44	(2)	0.0	(g)
Skyworks Solutions, Inc.	10		659	(19)	0.0	(g)
SLB Ltd.	1		47	— (h)	0.0	(g)
SS&C Technologies Holdings, Inc.	—	(h)	23	— (h)	0.0	(g)
Stifel Financial Corp.	—	(h)	63	(2)	0.0	(g)
Synchrony Financial	—	(h)	5	— (h)	0.0	(g)
Tapestry, Inc.	—	(h)	51	— (h)	0.0	(g)
Taylor Morrison Home Corp.	1		49	— (h)	0.0	(g)
Tenet Healthcare Corp.	—	(h)	40	— (h)	0.0	(g)
Tetra Tech, Inc.	1		20	(1)	0.0	(g)
Textron, Inc.	—	(h)	9	— (h)	0.0	(g)
Thor Industries, Inc.	—	(h)	22	(1)	0.0	(g)
T-Mobile US, Inc.	2		481	18	0.0	(g)
Toro Co. (The)	—	(h)	10	— (h)	0.0	(g)
Trade Desk, Inc. (The)	—	(h)	13	— (h)	0.0	(g)
TransUnion	1		79	(2)	0.0	(g)
Travelers Cos., Inc. (The)	3		734	(4)	0.0	(g)
Truist Financial Corp.	14		698	(19)	0.0	(g)
TTM Technologies, Inc.	—	(h)	13	— (h)	0.0	(g)
Twilio, Inc.	—	(h)	39	— (h)	0.0	(g)
Uber Technologies, Inc.	1		97	1	0.0	(g)
UFP Industries, Inc.	—	(h)	12	— (h)	0.0	(g)
Union Pacific Corp.	5		1,279	(18)	0.0	(g)
UnitedHealth Group, Inc.	—	(h)	13	— (h)	0.0	(g)
Universal Display Corp.	1		154	(3)	0.0	(g)
Urban Outfitters, Inc.	1		74	(4)	0.0	(g)
Vail Resorts, Inc.	1		176	(17)	0.0	(g)
Veeva Systems, Inc.	2		379	— (h)	0.0	(g)
Ventas, Inc.	1		116	(3)	0.0	(g)
Veralto Corp.	—	(h)	23	(1)	0.0	(g)
Verisk Analytics, Inc.	—	(h)	61	— (h)	0.0	(g)
Vertiv Holdings Co.	1		111	(3)	0.0	(g)

SEE NOTES TO FINANCIAL STATEMENTS.

540	SIX CIRCLES TRUST	DECEMBER 31, 2025

REFERENCE ENTITY	SHARES		NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
Long Positions — continued
Common Stocks — continued

United States — continued
VICI Properties, Inc.	2		52	—	(h)	0.0	(g)
Virtu Financial, Inc.	—	(h)	15	—	(h)	0.0	(g)
Vistra Corp.	1		145	—	(h)	0.0	(g)
Voya Financial, Inc.	—	(h)	28	(1)		0.0	(g)
Wayfair, Inc.	1		78	(2)		0.0	(g)
WEC Energy Group, Inc.	2		184	1		0.0	(g)
Western Digital Corp.	—	(h)	1	—	(h)	0.0	(g)
Westlake Corp.	1		86	(1)		0.0	(g)
WP Carey, Inc.	1		44	—	(h)	0.0	(g)
XPO, Inc.	1		88	(3)		0.0	(g)
Xylem, Inc./NY	—	(h)	17	—	(h)	0.0	(g)
Zions Bancorp NA	1		49	(1)		0.0	(g)
Zoetis, Inc.	4		536	9		0.0	(g)

Uruguay
MercadoLibre, Inc.	—	(h)	857	9		0.0	(g)

Total Long Positions of Total Return Swaps			43,852	(536)		0.0	(g)

Total of Long and Short Positions of Total Return Swaps			(667)	98		0.0	(g)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE (1)	NET UNREALIZED APPRECIATION/ (DEPRECIATION) ($) (2)	NET CASH AND OTHER RECEIVABLES/ PAYABLES ($)	VALUE ($)
Societe Generale SA	The Fund receives a return on portfolio of long and short equity positions and pays or receives one day RBA on long positions and short positions respectively, plus or minus spread (rates range from -0.3% to 0.3%) which is denominated in AUD based on the local currencies of the positions within the swap	06/01/2026	1,633	32	14	46

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
Short Positions
Common Stocks
Australia
ALS Ltd.	(1)	(30)	—	(h)	0.0	(g)

Total Short Positions of Total Return Swaps		(30)	—	(h)	0.0	(g)

Long Positions
Common Stocks
Australia
Macquarie Group Ltd.	8	1,506	33		0.0	(g)
Orica Ltd.	2	37	—	(h)	0.0	(g)
Technology One Ltd.	4	120	(1)		0.0	(g)

Total Long Positions of Total Return Swaps		1,663	32		0.0	(g)

Total of Long and Short Positions of Total Return Swaps		1,633	32		0.0	(g)

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2025	SIX CIRCLES TRUST	541

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2025 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE (1)	NET UNREALIZED APPRECIATION/ (DEPRECIATION) ($) (2)	NET CASH AND OTHER RECEIVABLES/ PAYABLES ($)	VALUE ($)
Societe Generale SA	The Fund receives a return on portfolio of long and short equity positions and pays or receives one day RBA on long positions and short positions respectively, plus or minus spread (rates range from -0.3% to 0.3%) which is denominated in AUD based on the local currencies of the positions within the swap	12/08/2027	2,389	(14)	(1)	(15)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
Short Positions
Common Stocks
Australia
APA Group	(6)	(60)	1		0.0	(g)
ASX Ltd.	(1)	(38)	3		0.0	(g)
BHP Group Ltd.	— (h)	(6)	—	(h)	0.0	(g)
Brambles Ltd.	(6)	(137)	—	(h)	0.0	(g)
CAR Group Ltd.	(9)	(278)	10		0.0	(g)
Dexus	(3)	(21)	—	(h)	0.0	(g)
Genesis Minerals Ltd.	(6)	(38)	(4)		0.0	(g)
Lynas Rare Earths Ltd.	(2)	(24)	1		0.0	(g)
Northern Star Resources Ltd.	(10)	(261)	(5)		0.0	(g)
Ramelius Resources Ltd.	(7)	(26)	(3)		0.0	(g)
Sigma Healthcare Ltd.	(25)	(70)	(2)		0.0	(g)
Telix Pharmaceuticals Ltd.	(1)	(11)	2		0.0	(g)
Vicinity Ltd.	(5)	(13)	—	(h)	0.0	(g)
WiseTech Global Ltd.	— (h)	(28)	1		0.0	(g)
Woolworths Group Ltd.	(2)	(63)	—	(h)	0.0	(g)

Finland
Nordea Bank Abp	(1)	(146)	1		0.0	(g)

Total Short Positions of Total Return Swaps		(1,220)	5		0.0	(g)

Long Positions
Common Stocks
Australia
Ampol Ltd.	15	485	2		0.0	(g)
Aristocrat Leisure Ltd.	19	1,100	6		0.0	(g)
Aurizon Holdings Ltd.	21	75	1		0.0	(g)
Coles Group Ltd.	4	86	(1)		0.0	(g)
Evolution Mining Ltd.	4	43	2		0.0	(g)
Fortescue Ltd.	7	153	—	(h)	0.0	(g)
HUB24 Ltd.	— (h)	32	—	(h)	0.0	(g)
Insurance Australia Group Ltd.	1	10	—	(h)	0.0	(g)
JB Hi-Fi Ltd.	2	184	2		0.0	(g)
Lottery Corp. Ltd. (The)	4	22	—	(h)	0.0	(g)
Mineral Resources Ltd.	— (h)	10	—	(h)	0.0	(g)
Mirvac Group	8	17	—	(h)	0.0	(g)
Pro Medicus Ltd.	— (h)	51	(4)		0.0	(g)
Qantas Airways Ltd.	7	64	3		0.0	(g)
QBE Insurance Group Ltd.	4	73	2		0.0	(g)

SEE NOTES TO FINANCIAL STATEMENTS.

542	SIX CIRCLES TRUST	DECEMBER 31, 2025

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)
Long Positions — continued
Common Stocks — continued
Australia — continued
REA Group Ltd.	1	206	(7)	0.0	(g)
Regis Resources Ltd.	2	12	— (h)	0.0	(g)
Sandfire Resources Ltd.	5	92	4	0.0	(g)
Santos Ltd.	37	237	(8)	0.0	(g)
SEEK Ltd.	3	60	(1)	0.0	(g)
Sonic Healthcare Ltd.	3	71	(1)	0.0	(g)
Suncorp Group Ltd.	1	15	— (h)	0.0	(g)
Treasury Wine Estates Ltd.	20	114	(7)	0.0	(g)
Woodside Energy Group Ltd.	2	54	(2)	0.0	(g)
Worley Ltd.	26	343	(10)	0.0	(g)

Total Long Positions of Total Return Swaps		3,609	(19)	0.0	(g)

Total of Long and Short Positions of Total Return Swaps		2,389	(14)	0.0	(g)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE (1)	NET UNREALIZED APPRECIATION/ (DEPRECIATION) ($) (2)	NET CASH AND OTHER RECEIVABLES/ PAYABLES ($)	VALUE ($)
Societe Generale SA	The Fund receives a return on portfolio of long and short equity positions and pays or receives one day CABROVER on long positions and short positions respectively, plus or minus spread (rates range from -1% to 0.2%) which is denominated in CAD based on the local currencies of the positions within the swap	12/08/2027	9,190	143	50	193

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
Short Positions
Common Stocks
Canada
AltaGas Ltd.	— (h)	(18)	—	(h)	0.0	(g)
ARC Resources Ltd.	(1)	(19)	1		0.0	(g)
Aris Mining Corp.	(1)	(30)	—	(h)	0.0	(g)
Bank of Montreal	— (h)	(32)	—	(h)	0.0	(g)
Bank of Nova Scotia (The)	(4)	(355)	(2)		0.0	(g)
BlackBerry Ltd.	(6)	(36)	4		0.0	(g)
Bombardier, Inc.	— (h)	(63)	—	(h)	0.0	(g)
Brookfield Corp.	(5)	(345)	3		0.0	(g)
CAE, Inc.	(1)	(23)	—	(h)	0.0	(g)
Canadian National Railway Co.	(2)	(222)	1		0.0	(g)
Canadian Tire Corp. Ltd.	(1)	(92)	(1)		0.0	(g)
Canadian Utilities Ltd.	(1)	(52)	(1)		0.0	(g)
Cenovus Energy, Inc.	(8)	(202)	10		0.0	(g)
Discovery Silver Corp.	(6)	(43)	(2)		0.0	(g)
GFL Environmental, Inc.	(1)	(71)	1		0.0	(g)
Hydro One Ltd.	— (h)	— (h)	—	(h)	0.0	(g)

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2025	SIX CIRCLES TRUST	543

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2025 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)
Short Positions — continued
Common Stocks — continued
Canada — continued
Ivanhoe Mines Ltd.	(4)	(50)	(4)	0.0	(g)
Keyera Corp.	(1)	(53)	— (h)	0.0	(g)
Methanex Corp.	— (h)	(17)	— (h)	0.0	(g)
National Bank of Canada	(2)	(355)	(1)	0.0	(g)
Novagold Resources, Inc.	(4)	(49)	1	0.0	(g)
Nutrien Ltd.	(5)	(402)	(10)	0.0	(g)
Peyto Exploration & Development Corp.	(3)	(59)	— (h)	0.0	(g)
Power Corp. of Canada	(6)	(451)	(10)	0.0	(g)
Torex Gold Resources, Inc.	(1)	(45)	(3)	0.0	(g)
Toronto-Dominion Bank (The)	(2)	(213)	(8)	0.0	(g)
Tourmaline Oil Corp.	— (h)	(9)	— (h)	0.0	(g)
West Fraser Timber Co. Ltd.	(1)	(80)	1	0.0	(g)

United States
Energy Fuels, Inc.	(1)	(19)	1	0.0	(g)
Galaxy Digital, Inc.	— (h)	(8)	1	0.0	(g)

Total Short Positions of Total Return Swaps		(3,413)	(18)	0.0	(g)

Long Positions
Common Stocks
Canada
Agnico Eagle Mines Ltd.	— (h)	56	(1)	0.0	(g)
Air Canada	1	10	— (h)	0.0	(g)
BCE, Inc.	23	730	6	0.0	(g)
Canadian Natural Resources Ltd.	38	1,780	(20)	0.0	(g)
Canadian Pacific Kansas City Ltd.	4	432	(3)	0.0	(g)
Capstone Copper Corp.	10	134	6	0.0	(g)
CCL Industries, Inc.	2	134	6	0.0	(g)
Celestica, Inc.	— (h)	64	(6)	0.0	(g)
CGI, Inc.	— (h)	14	— (h)	0.0	(g)
Colliers International Group, Inc.	— (h)	91	1	0.0	(g)
Descartes Systems Group, Inc. (The)	9	1,094	(48)	0.0	(g)
Dollarama, Inc.	— (h)	6	— (h)	0.0	(g)
DPM Metals, Inc.	2	62	4	0.0	(g)
Eldorado Gold Corp.	13	575	64	0.0	(g)
Empire Co. Ltd.	12	638	(34)	0.0	(g)
First Quantum Minerals Ltd.	27	881	80	0.0	(g)
FirstService Corp.	1	190	1	0.0	(g)
Fortis, Inc./Canada	3	181	2	0.0	(g)
George Weston Ltd.	8	726	— (h)	0.0	(g)
IGM Financial, Inc.	1	82	4	0.0	(g)
Imperial Oil Ltd.	1	115	(4)	0.0	(g)
Intact Financial Corp.	1	161	5	0.0	(g)
Loblaw Cos. Ltd.	1	79	— (h)	0.0	(g)
Manulife Financial Corp.	2	83	1	0.0	(g)
Metro, Inc./CN	— (h)	7	— (h)	0.0	(g)
Orla Mining Ltd.	1	12	1	0.0	(g)
RioCan Real Estate Investment Trust	33	602	11	0.0	(g)
Stantec, Inc.	8	1,111	(18)	0.0	(g)
Sun Life Financial, Inc.	7	552	21	0.0	(g)
Suncor Energy, Inc.	1	52	1	0.0	(g)
TELUS Corp.	20	377	(6)	0.0	(g)

SEE NOTES TO FINANCIAL STATEMENTS.

544	SIX CIRCLES TRUST	DECEMBER 31, 2025

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)

Long Positions — continued
Common Stocks — continued
Canada — continued
TMX Group Ltd.	2	127	2	0.0	(g)
Wheaton Precious Metals Corp.	6	928	74	0.0	(g)
WSP Global, Inc.	2	517	11	0.0	(g)

Total Long Positions of Total Return Swaps		12,603	161	0.0	(g)

Total of Long and Short Positions of Total Return Swaps		9,190	143	0.0	(g)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE (1)	NET UNREALIZED APPRECIATION/ (DEPRECIATION) ($) (2)	NET CASH AND OTHER RECEIVABLES/ PAYABLES ($)	VALUE ($)
Societe Generale SA	The Fund receives a return on portfolio of long and short equity positions and pays or receives one day CABROVER on long positions and short positions respectively, plus or minus spread (rates range from -0.2% to 0.2%) which is denominated in CAD based on the local currencies of the positions within the swap	06/01/2026	1,376	12	8	20

REFERENCE ENTITY	SHARES		NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)
Short Positions
Common Stocks
Canada
Gildan Activewear, Inc.	(1)		(91)	(5)	0.0	(g)
Great-West Lifeco, Inc.	—	(h)	(30)	(1)	0.0	(g)
iA Financial Corp., Inc.	(1)		(193)	(9)	0.0	(g)
Saputo, Inc.	(16)		(639)	(27)	0.0	(g)

Total Short Positions of Total Return Swaps			(953)	(42)	0.0	(g)

Long Positions
Common Stocks
Canada
AtkinsRealis Group, Inc.	—	(h)	16	— (h)	0.0	(g)
B2Gold Corp.	17		108	— (h)	0.0	(g)
Barrick Mining Corp.	—	(h)	12	1	0.0	(g)
Cameco Corp.	—	(h)	45	— (h)	0.0	(g)
Canadian Apartment Properties REIT	1		48	1	0.0	(g)
Kinross Gold Corp.	14		536	13	0.0	(g)
Lundin Gold, Inc.	5		577	17	0.0	(g)
Lundin Mining Corp.	2		41	5	0.0	(g)
Northland Power, Inc.	37		634	19	0.0	(g)
OceanaGold Corp.	1		29	2	0.0	(g)
Thomson Reuters Corp.	1		127	— (h)	0.0	(g)
TransAlta Corp.	1		13	(1)	0.0	(g)
Triple Flag Precious Metals Corp.	1		35	— (h)	0.0	(g)

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2025	SIX CIRCLES TRUST	545

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2025 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)

Long Positions — continued
Common Stocks — continued

United States
Brookfield Infrastructure Corp.	2	108	(3)	0.0	(g)

Total Long Positions of Total Return Swaps		2,329	54	0.0	(g)

Total of Long and Short Positions of Total Return Swaps		1,376	12	0.0	(g)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE (1)	NET UNREALIZED APPRECIATION/ (DEPRECIATION) ($) (2)	NET CASH AND OTHER RECEIVABLES/ PAYABLES ($)	VALUE ($)
Societe Generale SA	The Fund receives a return on portfolio of long and short equity positions and pays or receives one day SARON on long positions and short positions respectively, plus or minus spread (rates range from -0.26% to 0.26%) which is denominated in CHF based on the local currencies of the positions within the swap	12/08/2027	(184)	27	—	27

REFERENCE ENTITY	SHARES		NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)
Short Positions
Common Stocks
Switzerland
Adecco Group AG	(2)		(35)	(4)	0.0	(g)
Avolta AG	(1)		(37)	1	0.0	(g)
Belimo Holding AG	—	(h)	(7)	— (h)	0.0	(g)
Galderma Group AG	—	(h)	(18)	— (h)	0.0	(g)
Geberit AG	—	(h)	(98)	— (h)	0.0	(g)
Givaudan SA	—	(h)	(148)	8	0.0	(g)
Nestle SA	(6)		(485)	(3)	0.0	(g)
Sandoz Group AG	(1)		(38)	1	0.0	(g)
Straumann Holding AG	—	(h)	(40)	(1)	0.0	(g)
Swiss Life Holding AG	—	(h)	(146)	(9)	0.0	(g)
Swiss Prime Site AG	(2)		(203)	(13)	0.0	(g)
Swiss Re AG	(1)		(74)	(1)	0.0	(g)
Swisscom AG	—	(h)	(235)	(11)	0.0	(g)
VAT Group AG	—	(h)	(84)	2	0.0	(g)
Zurich Insurance Group AG	—	(h)	(23)	(1)	0.0	(g)

Total Short Positions of Total Return Swaps			(1,671)	(31)	0.0	(g)

Long Positions
Common Stocks
Switzerland
ABB Ltd.	1		31	— (h)	0.0	(g)
Accelleron Industries AG	3		175	(10)	0.0	(g)
Barry Callebaut AG	—	(h)	22	2	0.0	(g)
Chocoladefabriken Lindt & Spruengli AG	—	(h)	58	— (h)	0.0	(g)
EMS-Chemie Holding AG	—	(h)	4	— (h)	0.0	(g)

SEE NOTES TO FINANCIAL STATEMENTS.

546	SIX CIRCLES TRUST	DECEMBER 31, 2025

REFERENCE ENTITY	SHARES		NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
Short Positions — continued
Common Stocks — continued
Switzerland — continued
Flughafen Zurich AG	—	(h)	82	4		0.0	(g)
Holcim AG	1		83	2		0.0	(g)
Julius Baer Group Ltd.	1		81	7		0.0	(g)
Logitech International SA	1		120	(23)		0.0	(g)
Lonza Group AG	—	(h)	6	—	(h)	0.0	(g)
Partners Group Holding AG	—	(h)	20	1		0.0	(g)
PSP Swiss Property AG	1		108	4		0.0	(g)
Schindler Holding AG	—	(h)	91	3		0.0	(g)
SGS SA	—	(h)	32	—	(h)	0.0	(g)
Sonova Holding AG	—	(h)	41	2		0.0	(g)
Swissquote Group Holding SA	—	(h)	42	2		0.0	(g)
Temenos AG	1		90	6		0.0	(g)
UBS Group AG	12		401	58		0.0	(g)

Total Long Positions of Total Return Swaps			1,487	58		0.0	(g)

Total of Long and Short Positions of Total Return Swaps			(184)	27		0.0	(g)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE (1)	NET UNREALIZED APPRECIATION/ (DEPRECIATION) ($) (2)	NET CASH AND OTHER RECEIVABLES/ PAYABLES ($)	VALUE ($)
Societe Generale SA	The Fund receives a return on portfolio of long and short equity positions and pays or receives one day DESTR on long positions and short positions respectively, plus or minus spread (rates range from -0.5% to 0.26%) which is denominated in DKK based on the local currencies of the positions within the swap	12/08/2027	(9,026)	(47)	—	(47)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)
Short Positions
Common Stocks
Denmark
Carlsberg A/S	— (h)	(233)	(1)	0.0	(g)
Danske Bank A/S	(1)	(310)	(2)	0.0	(g)
Demant A/S	— (h)	(36)	— (h)	0.0	(g)
DSV A/S	(4)	(6,684)	(44)	0.0	(g)
Novo Nordisk A/S	(3)	(961)	(13)	0.0	(g)
Novonesis Novozymes B	(7)	(2,648)	(15)	0.0	(g)
Orsted A/S	(3)	(353)	6	0.0	(g)
ROCKWOOL A/S	(2)	(331)	(2)	0.0	(g)

Total Short Positions of Total Return Swaps		(11,556)	(71)	0.0	(g)

Long Positions
Common Stocks
Denmark
AP Moller - Maersk A/S	— (h)	981	14	0.0	(g)

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2025	SIX CIRCLES TRUST	547

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2025 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

REFERENCE ENTITY	SHARES		NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)

Long Positions — continued
Common Stocks — continued
Denmark — continued
Pandora A/S	—	(h)	221	(1)	0.0	(g)
Tryg A/S	8		1,328	11	0.0	(g)

Total Long Positions of Total Return Swaps			2,530	24	0.0	(g)

Total of Long and Short Positions of Total Return Swaps			(9,026)	(47)	0.0	(g)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE (1)	NET UNREALIZED APPRECIATION/ (DEPRECIATION) ($) (2)	NET CASH AND OTHER RECEIVABLES/ PAYABLES ($)	VALUE ($)
Societe Generale SA	The Fund receives a return on portfolio of long and short equity positions and pays or receives one day €STER on long positions and short positions respectively, plus or minus spread (rates range from 0.1% to 0.1%) which is denominated in EUR based on the local currencies of the positions within the swap	06/01/2026	(340)	14	(1)	13

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)
Short Positions
Common Stocks
Netherlands
Ferrovial SE	(6)	(340)	14	0.0	(g)

Total Short Positions of Total Return Swaps		(340)	14	0.0	(g)

Total of Long and Short Positions of Total Return Swaps		(340)	14	0.0	(g)

COUNTERPARTY	Description	TERMINATION DATE	NOTIONAL VALUE (1)	NET UNREALIZED APPRECIATION/ (DEPRECIATION) ($) (2)	NET CASH AND OTHER RECEIVABLES/ PAYABLES ($)	VALUE ($)
Societe Generale SA	The Fund receives a return on portfolio of long and short equity positions and pays or receives one day €STER on long positions and short positions respectively, plus or minus spread (rates range from -0.26% to 0.26%) which is denominated in EUR based on the local currencies of the positions within the swap	12/08/2027	(1,372)	111	8	119

SEE NOTES TO FINANCIAL STATEMENTS.

548	SIX CIRCLES TRUST	DECEMBER 31, 2025

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)
Short Positions
Common Stocks
Austria
OMV AG	(4)	(203)	— (h)	0.0	(g)
Verbund AG	(1)	(38)	1	0.0	(g)

Belgium
Anheuser-Busch InBev SA	(3)	(176)	(13)	0.0	(g)
D’ieteren Group	— (h)	(5)	— (h)	0.0	(g)
KBC Group NV	(9)	(959)	(39)	0.0	(g)
Lotus Bakeries NV	— (h)	(136)	(6)	0.0	(g)
Syensqo SA	— (h)	(10)	— (h)	0.0	(g)

Finland
Fortum OYJ	(8)	(141)	(3)	0.0	(g)
Kesko OYJ	(4)	(73)	(4)	0.0	(g)
Metso OYJ	— (h)	(6)	— (h)	0.0	(g)
Nordea Bank Abp	(6)	(91)	(4)	0.0	(g)
Orion OYJ	— (h)	(9)	— (h)	0.0	(g)
Stora Enso OYJ	(7)	(76)	(4)	0.0	(g)
UPM-Kymmene OYJ	(8)	(203)	(6)	0.0	(g)

Germany
BASF SE	— (h)	(16)	(1)	0.0	(g)
Bayer AG	(1)	(29)	(1)	0.0	(g)
Bayerische Motoren Werke AG	— (h)	(29)	(1)	0.0	(g)
Beiersdorf AG	— (h)	(25)	— (h)	0.0	(g)
Brenntag SE	— (h)	(17)	— (h)	0.0	(g)
CTS Eventim AG & Co. KGaA	— (h)	(13)	— (h)	0.0	(g)
Daimler Truck Holding AG	(2)	(92)	— (h)	0.0	(g)
Dr Ing hc F Porsche AG	(4)	(188)	9	0.0	(g)
Fresenius SE & Co. KGaA	(16)	(770)	(25)	0.0	(g)
Hannover Rueck SE	— (h)	(19)	— (h)	0.0	(g)
Hensoldt AG	— (h)	(8)	— (h)	0.0	(g)
KION Group AG	— (h)	(16)	(1)	0.0	(g)
MTU Aero Engines AG	— (h)	(54)	— (h)	0.0	(g)
Porsche Automobil Holding SE	(6)	(238)	7	0.0	(g)
Puma SE	(1)	(12)	— (h)	0.0	(g)
Rational AG	— (h)	(36)	(3)	0.0	(g)
RENK Group AG	— (h)	(16)	— (h)	0.0	(g)
Siemens AG	— (h)	(14)	— (h)	0.0	(g)
Talanx AG	(2)	(266)	(13)	0.0	(g)
thyssenkrupp AG	(1)	(7)	— (h)	0.0	(g)
Volkswagen AG	(14)	(1,506)	47	0.0	(g)

Ireland
AIB Group plc	(21)	(189)	(9)	0.0	(g)
Bank of Ireland Group plc	(12)	(185)	(5)	0.0	(g)
Kingspan Group plc	(4)	(316)	3	0.0	(g)
Ryanair Holdings plc	— (h)	(6)	(1)	0.0	(g)

Italy
A2A SpA	(49)	(111)	(1)	0.0	(g)
Brunello Cucinelli SpA	(1)	(63)	(4)	0.0	(g)
Buzzi SpA	— (h)	(1)	— (h)	0.0	(g)
Davide Campari-Milano NV	(1)	(5)	— (h)	0.0	(g)
Enel SpA	(110)	(966)	(15)	0.0	(g)

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2025	SIX CIRCLES TRUST	549

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2025 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)
Short Positions — continued
Common Stocks — continued

Italy — continued
Ferrari NV	— (h)	— (h)	— (h)	0.0	(g)
Fincantieri SpA	(5)	(84)	9	0.0	(g)
FinecoBank Banca Fineco SpA	(1)	(18)	(2)	0.0	(g)
Infrastrutture Wireless Italiane SpA	(3)	(24)	— (h)	0.0	(g)
Moncler SpA	(2)	(111)	5	0.0	(g)

Luxembourg
ArcelorMittal SA	(2)	(78)	(5)	0.0	(g)
CVC Capital Partners plc	(6)	(79)	(3)	0.0	(g)

Netherlands
ABN AMRO Bank NV	(4)	(109)	(1)	0.0	(g)
Akzo Nobel NV	(2)	(99)	(10)	0.0	(g)
EXOR NV	(1)	(107)	(1)	0.0	(g)
Heineken Holding NV	— (h)	(29)	(1)	0.0	(g)
Heineken NV	(2)	(143)	(4)	0.0	(g)
IMCD NV	(2)	(144)	(5)	0.0	(g)
Randstad NV	(1)	(40)	(1)	0.0	(g)

Poland
InPost SA	(2)	(20)	(2)	0.0	(g)

Portugal
Banco Comercial Portugues SA	(121)	(102)	(7)	0.0	(g)
Jeronimo Martins SGPS SA	(2)	(39)	(1)	0.0	(g)

Spain
Banco Bilbao Vizcaya Argentaria SA	(2)	(42)	(3)	0.0	(g)
Cellnex Telecom SA	(17)	(423)	(44)	0.0	(g)
EDP Renovaveis SA	(8)	(98)	(2)	0.0	(g)
Endesa SA	(4)	(137)	2	0.0	(g)
Grifols SA	(3)	(30)	1	0.0	(g)
Indra Sistemas SA	(1)	(27)	— (h)	0.0	(g)
Mapfre SA	(21)	(85)	(3)	0.0	(g)

Total Short Positions of Total Return Swaps		(9,407)	(170)	0.0	(g)

Long Positions
Common Stocks
Austria
BAWAG Group AG	1	154	11	0.0	(g)

Belgium
Ageas SA	1	83	4	0.0	(g)
Groupe Bruxelles Lambert NV	2	175	6	0.0	(g)
Sofina SA	— (h)	6	— (h)	0.0	(g)

Finland
Elisa OYJ	1	53	1	0.0	(g)
Kone OYJ	1	73	2	0.0	(g)
Neste OYJ	2	35	3	0.0	(g)
Sampo OYJ	3	29	1	0.0	(g)
Wartsila OYJ Abp	1	27	— (h)	0.0	(g)

Germany
Allianz SE	— (h)	151	1	0.0	(g)

SEE NOTES TO FINANCIAL STATEMENTS.

550	SIX CIRCLES TRUST	DECEMBER 31, 2025

REFERENCE ENTITY	SHARES		NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
Long Positions — continued
Common Stocks — continued

Germany — continued
Aurubis AG	—	(h)	20	1		0.0	(g)
Continental AG	2		123	7		0.0	(g)
Deutsche Bank AG	3		107	6		0.0	(g)
Deutsche Boerse AG	—	(h)	75	—	(h)	0.0	(g)
Fresenius Medical Care AG	1		21	—	(h)	0.0	(g)
GEA Group AG	8		459	29		0.0	(g)
HOCHTIEF AG	—	(h)	31	2		0.0	(g)
Knorr-Bremse AG	—	(h)	17	1		0.0	(g)
LEG Immobilien SE	5		329	3		0.0	(g)
Mercedes-Benz Group AG	5		307	(8)		0.0	(g)
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	1		318	12		0.0	(g)
Nemetschek SE	—	(h)	8	—	(h)	0.0	(g)
Nordex SE	11		276	39		0.0	(g)
SAP SE	1		217	(2)		0.0	(g)
Sartorius AG	—	(h)	7	—	(h)	0.0	(g)
Scout24 SE	—	(h)	10	—	(h)	0.0	(g)
Siemens Energy AG	7		797	24		0.0	(g)
Siemens Healthineers AG	1		65	3		0.0	(g)
Symrise AG	–	(h)	11	—	(h)	0.0	(g)
Vonovia SE	4		87	1		0.0	(g)

Ireland
Kerry Group plc	–	(h)	28	1		0.0	(g)

Italy
Amplifon SpA	4		60	1		0.0	(g)
Banca Mediolanum SpA	1		15	1		0.0	(g)
Banca Monte dei Paschi di Siena SpA	28		220	40		0.0	(g)
Eni SpA	10		154	1		0.0	(g)
Generali	31		1,069	63		0.0	(g)
Italgas SpA	6		57	2		0.0	(g)
Mediobanca Banca di Credito Finanziario SpA	6		101	9		0.0	(g)
Poste Italiane SpA	10		195	14		0.0	(g)
Saipem SpA	2		4	—	(h)	0.0	(g)
Snam SpA	67		377	2		0.0	(g)

Netherlands
ASM International NV	–	(h)	149	(10)		0.0	(g)
ASML Holding NV	–	(h)	15	(1)		0.0	(g)
ASR Nederland NV	1		64	3		0.0	(g)
BE Semiconductor Industries NV	–	(h)	10	(1)		0.0	(g)
Koninklijke Philips NV	6		136	2		0.0	(g)
NN Group NV	2		135	7		0.0	(g)
QIAGEN NV	–	(h)	12	—	(h)	0.0	(g)
Wolters Kluwer NV	–	(h)	16	—	(h)	0.0	(g)

Portugal
EDP SA	20		75	2		0.0	(g)
Galp Energia SGPS SA	–	(h)	5	(1)		0.0	(g)

Spain
ACS Actividades de Construccion y Servicios SA	1		79	1		0.0	(g)
Bankinter SA	10		144	5		0.0	(g)
CaixaBank SA	9		94	6		0.0	(g)
Enagas SA	26		362	(25)		0.0	(g)

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2025	SIX CIRCLES TRUST	551

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2025 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)
Long Positions — continued
Common Stocks — continued
Switzerland
DSM-Firmenich AG	6	388	12	0.0	(g)

Total Long Positions of Total Return Swaps		8,035	281	0.0	(g)

Total of Long and Short Positions of Total Return Swaps		(1,372)	111	0.0	(g)

COUNTERPARTY	Description	TERMINATION DATE	NOTIONAL VALUE (1)	NET UNREALIZED APPRECIATION/ (DEPRECIATION) ($) (2)	NET CASH AND OTHER RECEIVABLES/ PAYABLES ($)	VALUE ($)
Societe Generale SA	The Fund receives a return on portfolio of long and short equity positions and pays or receives one day SONIA on long positions and short positions respectively, plus or minus spread (rates range from -0.25% to 0.25%) which is denominated in GBP based on the local currencies of the positions within the swap	06/01/2026	(482)	20	(8)	12

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)
Short Positions
Common Stocks
United Kingdom
3i Group plc	— (h)	(6)	— (h)	0.0	(g)
B&M European Value Retail SA	(2)	(3)	— (h)	0.0	(g)
BP plc	(53)	(241)	13	0.0	(g)
Bunzl plc	(3)	(62)	2	0.0	(g)
Land Securities Group plc	(13)	(81)	(3)	0.0	(g)
LondonMetric Property plc	(64)	(117)	(6)	0.0	(g)
Marks & Spencer Group plc	(31)	(101)	(2)	0.0	(g)
National Grid plc	(13)	(146)	(1)	0.0	(g)
Spectris plc	—	—	—	0.0	(g)
SSE plc	(9)	(196)	(3)	0.0	(g)

Total Short Positions of Total Return Swaps		(953)	— (h)	0.0	(g)

Long Positions
Common Stocks
United Kingdom
Babcock International Group plc	3	30	2	0.0	(g)
Bellway plc	4	117	6	0.0	(g)
British Land Co. plc/The	8	31	2	0.0	(g)
Imperial Brands plc	2	73	(4)	0.0	(g)
J Sainsbury plc	7	22	1	0.0	(g)
Johnson Matthey plc	1	12	1	0.0	(g)
Vodafone Group plc	198	186	12	0.0	(g)

Total Long Positions of Total Return Swaps		471	20	0.0	(g)

Total of Long and Short Positions of Total Return Swaps		(482)	20	0.0	(g)

SEE NOTES TO FINANCIAL STATEMENTS.

552	SIX CIRCLES TRUST	DECEMBER 31, 2025

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE (1)	NET UNREALIZED APPRECIATION/ (DEPRECIATION) ($) (2)	NET CASH AND OTHER RECEIVABLES/ PAYABLES ($)		VALUE ($)
Societe Generale SA	The Fund receives a return on portfolio of long and short equity positions and pays or receives one day SONIA on long positions and short positions respectively, plus or minus spread (rates range from -0.25% to 0.25%) which is denominated in GBP based on the local currencies of the positions within the swap	12/08/2027	(823)	(109)	–	(h)	(109)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)
Short Positions
Common Stocks
Bermuda
Hiscox Ltd.	(7)	(99)	(11)	0.0	(g)

Hong Kong
Prudential plc	(4)	(39)	(2)	0.0	(g)

Mexico
Fresnillo plc	(1)	(22)	(7)	0.0	(g)

United Kingdom
Associated British Foods plc	(3)	(62)	— (h)	0.0	(g)
Auto Trader Group plc	(4)	(23)	1	0.0	(g)
Barratt Redrow plc	(7)	(25)	(2)	0.0	(g)
Berkeley Group Holdings plc	(1)	(38)	(4)	0.0	(g)
British American Tobacco plc	— (h)	(5)	— (h)	0.0	(g)
BT Group plc	(91)	(161)	(9)	0.0	(g)
Centrica plc	(58)	(98)	(1)	0.0	(g)
Convatec Group plc	(3)	(8)	(1)	0.0	(g)
Croda International plc	(1)	(28)	1	0.0	(g)
Diploma plc	(1)	(44)	2	0.0	(g)
Drax Group plc	(3)	(20)	(1)	0.0	(g)
easyJet plc	(21)	(103)	(7)	0.0	(g)
GSK plc	(2)	(34)	— (h)	0.0	(g)
Haleon plc	(314)	(1,125)	(72)	0.0	(g)
Hikma Pharmaceuticals plc	— (h)	(3)	— (h)	0.0	(g)
Howden Joinery Group plc	(2)	(18)	— (h)	0.0	(g)
International Consolidated Airlines Group SA	(22)	(86)	(7)	0.0	(g)
Lloyds Banking Group plc	(17)	(17)	(1)	0.0	(g)
Melrose Industries plc	(5)	(31)	(1)	0.0	(g)
Mondi plc	(5)	(46)	(3)	0.0	(g)
Persimmon plc	(7)	(96)	(5)	0.0	(g)
Rentokil Initial plc	(27)	(116)	(8)	0.0	(g)
Rio Tinto plc	(2)	(101)	(13)	0.0	(g)
Segro plc	(7)	(51)	(2)	0.0	(g)
Severn Trent plc	— (h)	(4)	— (h)	0.0	(g)
Smith & Nephew plc	— (h)	(5)	— (h)	0.0	(g)
Spirax Group plc	(1)	(43)	— (h)	0.0	(g)
Weir Group plc (The)	(1)	(16)	— (h)	0.0	(g)
Whitbread plc	— (h)	(7)	(1)	0.0	(g)
Wise plc	(1)	(8)	— (h)	0.0	(g)
WPP plc	(11)	(31)	(6)	0.0	(g)

Total Short Positions of Total Return Swaps		(2,613)	(160)	0.0	(g)

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2025	SIX CIRCLES TRUST	553

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2025 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

REFERENCE ENTITY	SHARES		NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
Long Positions
Common Stocks
Chile
Antofagasta plc	2		56	8		0.0	(g)

Ireland
Experian plc	2		53	—	(h)	0.0	(g)

United Kingdom
Admiral Group plc	2		66	3		0.0	(g)
Airtel Africa plc	17		55	8		0.0	(g)
Anglo American plc	2		68	5		0.0	(g)
Aviva plc	2		10	1		0.0	(g)
Burberry Group plc	1		10	1		0.0	(g)
Compass Group plc	2		37	—	(h)	0.0	(g)
Entain plc	6		41	2		0.0	(g)
Halma plc	18		645	(27)		0.0	(g)
IG Group Holdings plc	11		123	23		0.0	(g)
IMI plc	1		30	—	(h)	0.0	(g)
Intertek Group plc	1		39	1		0.0	(g)
JET2 plc	2		32	2		0.0	(g)
Kingfisher plc	7		22	1		0.0	(g)
Legal & General Group plc	25		63	4		0.0	(g)
M&G plc	4		12	1		0.0	(g)
Pearson plc	4		38	3		0.0	(g)
Reckitt Benckiser Group plc	—	(h)	4	—	(h)	0.0	(g)
RELX plc	1		39	1		0.0	(g)
Rightmove plc	3		15	—	(h)	0.0	(g)
Sage Group plc (The)	10		111	2		0.0	(g)
Schroders plc	26		102	6		0.0	(g)
Smiths Group plc	3		81	—	(h)	0.0	(g)
Standard Chartered plc	2		31	4		0.0	(g)

United States
Carnival plc	—	(h)	7	2		0.0	(g)

Total Long Positions of Total Return Swaps			1,790	51		0.0	(g)

Total of Long and Short Positions of Total Return Swaps			(823)	(109)		0.0	(g)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE (1)	NET UNREALIZED APPRECIATION/ (DEPRECIATION) ($) (2)	NET CASH AND OTHER RECEIVABLES/ PAYABLES ($)		VALUE ($)
Societe Generale SA	The Fund receives a return on portfolio of long and short equity positions and pays or receives one day HONIA on long positions and short positions respectively, plus or minus spread (rates range from -0.3% to 0.3%) which is denominated in HKD based on the local currencies of the positions within the swap	06/01/2026	(213)	(1)	—	(h)	(1)

SEE NOTES TO FINANCIAL STATEMENTS.

554	SIX CIRCLES TRUST	DECEMBER 31, 2025

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)
Short Positions
Common Stocks
Hong Kong
CLP Holdings Ltd.	(4)	(271)	(1)	0.0	(g)

Total Short Positions of Total Return Swaps		(271)	(1)	0.0	(g)

Long Positions
Common Stocks
Hong Kong
Link REIT	2	58	— (h)	0.0	(g)

Total Long Positions of Total Return Swaps		58	— (h)	0.0	(g)

Total of Long and Short Positions of Total Return Swaps		(213)	(1)	0.0	(g)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE (1)	NET UNREALIZED APPRECIATION/ (DEPRECIATION) ($) (2)	NET CASH AND OTHER RECEIVABLES/ PAYABLES ($)	VALUE ($)
Societe Generale SA	The Fund receives a return on portfolio of long and short equity positions and pays or receives one day HONIA on long positions and short positions respectively, plus or minus spread (rates range from -1% to 0.3%) which is denominated in HKD based on the local currencies of the positions within the swap	12/08/2027	(1,363)	4	—	4

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
Short Positions
Common Stocks
Hong Kong
BOC Hong Kong Holdings Ltd.	(11)	(389)	(3)		0.0	(g)
Budweiser Brewing Co. APAC Ltd	(25)	(191)	1		0.0	(g)
CK Infrastructure Holdings Ltd.	(3)	(141)	(1)		0.0	(g)
Hong Kong & China Gas Co. Ltd.	(140)	(995)	2		0.0	(g)
MTR Corp. Ltd.	(28)	(834)	2		0.0	(g)
Sun Hung Kai Properties Ltd.	(1)	(48)	—	(h)	0.0	(g)
Wharf Holdings Ltd. (The)	(3)	(69)	—	(h)	0.0	(g)
Wharf Real Estate Investment Co. Ltd.	(5)	(121)	—	(h)	0.0	(g)

Total Short Positions of Total Return Swaps		(2,788)	1		0.0	(g)

Long Positions
Common Stocks
Hong Kong
AIA Group Ltd.	13	981	3		0.0	(g)
CK Hutchison Holdings Ltd.	2	83	—	(h)	0.0	(g)
SITC International Holdings Co. Ltd.	6	169	—	(h)	0.0	(g)
Techtronic Industries Co. Ltd.	1	94	(1)		0.0	(g)

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2025	SIX CIRCLES TRUST	555

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2025 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)
Long Positions — continued
Common Stocks — continued
Singapore
ASMPT Ltd.	1	98	1	0.0	(g)

Total Long Positions of Total Return Swaps		1,425	3	0.0	(g)

Total of Long and Short Positions of Total Return Swaps		(1,363)	4	0.0	(g)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE (1)	NET UNREALIZED APPRECIATION/ (DEPRECIATION) ($) (2)	NET CASH AND OTHER RECEIVABLES/ PAYABLES ($)		VALUE ($)
Societe Generale SA	The Fund receives a return on portfolio of long and short equity positions and pays or receives one day SHIR on long positions and short positions respectively, plus or minus spread (rates range from -0.7% to 0.7%) which is denominated in ILS based on the local currencies of the positions within the swap	12/08/2027	(198)	(3)	–	(h)	(3)

REFERENCE ENTITY	SHARES		NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)
Short Positions
Common Stocks
Israel
Azrieli Group Ltd.	(1)		(193)	(9)	0.0	(g)
Mizrahi Tefahot Bank Ltd.	(1)		(143)	3	0.0	(g)

Total Short Positions of Total Return Swaps			(336)	(6)	0.0	(g)

Long Positions
Common Stocks
Israel
Bank Hapoalim BM	—	(h)	36	— (h)	0.0	(g)
Elbit Systems Ltd.	—	(h)	55	3	0.0	(g)
Nice Ltd.	—	(h)	47	— (h)	0.0	(g)

Total Long Positions of Total Return Swaps			138	3	0.0	(g)

Total of Long and Short Positions of Total Return Swaps			(198)	(3)	0.0	(g)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE (1)	NET UNREALIZED APPRECIATION/ (DEPRECIATION) ($) (2)	NET CASH AND OTHER RECEIVABLES/ PAYABLES ($)	VALUE ($)
Societe Generale SA	The Fund receives a return on portfolio of long and short equity positions and pays or receives one day SHIR on long positions and short positions respectively, plus or minus spread (rates range from 0.7% to 0.7%) which is denominated in ILS based on the local currencies of the positions within the swap	06/01/2026	1,146	(22)	5	(17)

SEE NOTES TO FINANCIAL STATEMENTS.

556	SIX CIRCLES TRUST	DECEMBER 31, 2025

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)
Long Positions
Common Stocks
Israel
Israel Discount Bank Ltd.	32	1,146	(22)	0.0	(g)

Total Long Positions of Total Return Swaps		1,146	(22)	0.0	(g)

Total of Long and Short Positions of Total Return Swaps		1,146	(22)	0.0	(g)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE (1)	NET UNREALIZED APPRECIATION/ (DEPRECIATION) ($) (2)	NET CASH AND OTHER RECEIVABLES/ PAYABLES ($)	VALUE ($)
Societe Generale SA	The Fund receives a return on portfolio of long and short equity positions and pays or receives one day MUTSC on long positions and short positions respectively, plus or minus spread (rates range from -0.25% to 0.25%) which is denominated in JPY based on the local currencies of the positions within the swap	12/08/2027	775,630	74	11	85

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)
Short Positions
Common Stocks
Finland
Hankyu Hanshin Holdings, Inc.	(6)	(22,574)	(2)	0.0	(g)
Nordea Bank Abp	— (h)	(16,512)	(6)	0.0	(g)

Japan
AGC, Inc.	(2)	(10,462)	— (h)	0.0	(g)
Ajinomoto Co., Inc.	(2)	(6,755)	3	0.0	(g)
Asics Corp.	(1)	(3,799)	— (h)	0.0	(g)
Bandai Namco Holdings, Inc.	(3)	(11,783)	3	0.0	(g)
Capcom Co. Ltd.	(3)	(11,187)	2	0.0	(g)
Chiba Bank Ltd./The	(2)	(3,916)	(1)	0.0	(g)
Chubu Electric Power Co., Inc.	(6)	(14,602)	(5)	0.0	(g)
Chugai Pharmaceutical Co. Ltd.	(3)	(24,667)	— (h)	0.0	(g)
Daifuku Co. Ltd.	— (h)	(2,032)	— (h)	0.0	(g)
Ebara Corp.	(4)	(14,507)	6	0.0	(g)
Fuji Electric Co. Ltd.	(1)	(13,596)	(4)	0.0	(g)
Fujikura Ltd.	(1)	(9,228)	3	0.0	(g)
Honda Motor Co. Ltd.	(12)	(17,578)	(1)	0.0	(g)
Hoya Corp.	(1)	(11,963)	1	0.0	(g)
IHI Corp.	(3)	(8,842)	5	0.0	(g)
Isetan Mitsukoshi Holdings Ltd.	—	—	—	0.0	(g)
ITOCHU Corp.	(26)	(47,751)	(17)	0.0	(g)
J Front Retailing Co. Ltd.	(4)	(8,616)	— (h)	0.0	(g)
Japan Exchange Group, Inc.	(11)	(17,857)	2	0.0	(g)
Japan Steel Works Ltd./The	— (h)	(954)	1	0.0	(g)
JFE Holdings, Inc.	(1)	(2,738)	— (h)	0.0	(g)
Kadokawa Corp.	(4)	(12,051)	2	0.0	(g)

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2025	SIX CIRCLES TRUST	557

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2025 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)
Short Positions — continued
Common Stocks — continued

Japan — continued
Kawasaki Heavy Industries Ltd.	(1)	(12,056)	4	0.0	(g)
KDDI Corp.	(2)	(5,896)	— (h)	0.0	(g)
Keyence Corp.	— (h)	(5,477)	(1)	0.0	(g)
Kikkoman Corp.	(18)	(24,463)	(5)	0.0	(g)
Kobe Bussan Co. Ltd.	— (h)	(1,116)	— (h)	0.0	(g)
Konami Group Corp.	— (h)	(2,303)	1	0.0	(g)
Kurita Water Industries Ltd.	(1)	(3,276)	1	0.0	(g)
Kyushu Electric Power Co., Inc.	(4)	(5,661)	(1)	0.0	(g)
M3, Inc.	(3)	(5,972)	2	0.0	(g)
Makita Corp.	(1)	(5,064)	(1)	0.0	(g)
Marubeni Corp.	(3)	(12,585)	— (h)	0.0	(g)
Maruwa Co. Ltd./Aichi	– (h)	(4,752)	3	0.0	(g)
MatsukiyoCocokara & Co.	(1)	(3,985)	1	0.0	(g)
Mebuki Financial Group, Inc.	(4)	(3,781)	— (h)	0.0	(g)
Mercari, Inc.	(1)	(2,355)	(1)	0.0	(g)
MINEBEA MITSUMI, Inc.	(7)	(23,093)	7	0.0	(g)
Mitsubishi Chemical Group Corp.	(9)	(7,582)	(3)	0.0	(g)
Mitsubishi Estate Co. Ltd.	(3)	(10,608)	(1)	0.0	(g)
Mitsubishi Motors Corp.	(14)	(5,192)	— (h)	0.0	(g)
MonotaRO Co. Ltd.	(5)	(10,258)	(8)	0.0	(g)
Nikon Corp.	(7)	(13,589)	5	0.0	(g)
Nippon Building Fund, Inc.	— (h)	(12,169)	(1)	0.0	(g)
Nippon Paint Holdings Co. Ltd.	(12)	(12,340)	(3)	0.0	(g)
Nippon Sanso Holdings Corp.	(3)	(12,866)	2	0.0	(g)
Niterra Co. Ltd.	(4)	(24,057)	(5)	0.0	(g)
Nitori Holdings Co. Ltd.	(8)	(22,420)	3	0.0	(g)
NTT, Inc.	(257)	(39,686)	(6)	0.0	(g)
Olympus Corp.	(2)	(3,507)	1	0.0	(g)
Organo Corp.	— (h)	(1,353)	— (h)	0.0	(g)
Oriental Land Co. Ltd./Japan	(5)	(15,038)	— (h)	0.0	(g)
Osaka Gas Co. Ltd.	(1)	(2,699)	— (h)	0.0	(g)
PAL GROUP Holdings Co. Ltd.	(2)	(3,653)	1	0.0	(g)
Renesas Electronics Corp.	(6)	(12,476)	(1)	0.0	(g)
SCREEN Holdings Co. Ltd.	— (h)	(4,103)	(3)	0.0	(g)
Sega Sammy Holdings, Inc.	(1)	(1,336)	1	0.0	(g)
Seibu Holdings, Inc.	(1)	(3,898)	3	0.0	(g)
Sekisui Chemical Co. Ltd.	(1)	(1,288)	— (h)	0.0	(g)
SG Holdings Co. Ltd.	(2)	(2,996)	1	0.0	(g)
Shimadzu Corp.	(2)	(9,250)	3	0.0	(g)
Shin-Etsu Chemical Co. Ltd.	(6)	(26,936)	(2)	0.0	(g)
Shiseido Co. Ltd.	(1)	(1,862)	— (h)	0.0	(g)
Socionext, Inc.	(2)	(3,772)	2	0.0	(g)
Sojitz Corp.	(3)	(12,659)	— (h)	0.0	(g)
Subaru Corp.	(2)	(5,855)	1	0.0	(g)
Sumitomo Corp.	(6)	(32,534)	— (h)	0.0	(g)
Sumitomo Realty & Development Co. Ltd.	(1)	(5,303)	(1)	0.0	(g)
Sumitomo Rubber Industries Ltd.	(1)	(1,577)	(1)	0.0	(g)
Suntory Beverage & Food Ltd.	(7)	(31,292)	4	0.0	(g)
TIS, Inc.	(2)	(10,351)	(1)	0.0	(g)
Toho Co. Ltd./Tokyo	— (h)	(3,458)	2	0.0	(g)
Tokyo Seimitsu Co. Ltd.	(1)	(6,536)	(1)	0.0	(g)
Tokyo Tatemono Co. Ltd.	— (h)	(1,080)	— (h)	0.0	(g)

SEE NOTES TO FINANCIAL STATEMENTS.

558	SIX CIRCLES TRUST	DECEMBER 31, 2025

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
Short Positions — continued
Common Stocks — continued

Japan — continued
Tokyu Corp.	(7)	(12,866)	(2)		0.0	(g)
TOPPAN Holdings, Inc.	(2)	(10,074)	2		0.0	(g)
Toyo Suisan Kaisha Ltd.	— (h)	(4,304)	—	(h)	0.0	(g)
Toyota Tsusho Corp.	(4)	(22,195)	(3)		0.0	(g)
Yamaha Motor Co. Ltd.	(4)	(4,962)	—	(h)	0.0	(g)
Yamato Holdings Co. Ltd.	(2)	(5,220)	(1)		0.0	(g)
Yokogawa Electric Corp.	(2)	(8,484)	—	(h)	0.0	(g)
Yokohama Rubber Co. Ltd./The	(1)	(4,253)	—	(h)	0.0	(g)
Zensho Holdings Co. Ltd.	(4)	(32,224)	5		0.0	(g)
ZOZO, Inc.	(2)	(2,080)	—	(h)	0.0	(g)

Total Short Positions of Total Return Swaps		(898,046)	(5)		0.0	(g)

Long Positions
Common Stocks
Japan
Aisin Corp.	5	13,285	3		0.0	(g)
Amada Co. Ltd.	11	19,897	(1)		0.0	(g)
ANA Holdings, Inc.	12	35,743	8		0.0	(g)
Asahi Group Holdings Ltd.	5	8,739	(3)		0.0	(g)
Asahi Kasei Corp.	9	12,467	1		0.0	(g)
Astellas Pharma, Inc.	5	10,637	3		0.0	(g)
Credit Saison Co. Ltd.	— (h)	1,208	—	(h)	0.0	(g)
Dai Nippon Printing Co. Ltd.	1	2,072	1		0.0	(g)
Daiichi Sankyo Co. Ltd.	2	6,383	—	(h)	0.0	(g)
Daito Trust Construction Co. Ltd.	4	12,554	2		0.0	(g)
Daiwa House Industry Co. Ltd.	2	11,330	1		0.0	(g)
Daiwa Securities Group, Inc.	2	2,784	1		0.0	(g)
Dentsu Group, Inc.	3	10,549	(2)		0.0	(g)
DMG Mori Co. Ltd.	36	97,562	(24)		0.0	(g)
Eisai Co. Ltd.	1	2,744	—	(h)	0.0	(g)
ENEOS Holdings, Inc.	4	4,119	1		0.0	(g)
Fujitsu Ltd.	1	3,649	2		0.0	(g)
Hamamatsu Photonics KK	6	11,218	(4)		0.0	(g)
Hitachi Construction Machinery Co. Ltd.	4	17,490	1		0.0	(g)
Hitachi Ltd.	36	177,287	(2)		0.0	(g)
Hulic Co. Ltd.	2	2,725	—	(h)	0.0	(g)
Idemitsu Kosan Co. Ltd.	42	48,634	5		0.0	(g)
Inpex Corp.	— (h)	963	—	(h)	0.0	(g)
Isuzu Motors Ltd.	7	16,007	4		0.0	(g)
Japan Airlines Co. Ltd.	4	11,086	2		0.0	(g)
Japan Post Bank Co. Ltd.	15	30,447	21		0.0	(g)
Japan Tobacco, Inc.	— (h)	1,726	—	(h)	0.0	(g)
Kandenko Co. Ltd.	3	15,549	3		0.0	(g)
Kansai Electric Power Co., Inc. (The)	2	4,173	—	(h)	0.0	(g)
Kao Corp.	1	4,984	—	(h)	0.0	(g)
Kawasaki Kisen Kaisha Ltd.	3	5,620	2		0.0	(g)
Kubota Corp.	1	2,260	—	(h)	0.0	(g)
Kyocera Corp.	2	4,946	1		0.0	(g)
LY Corp.	13	5,479	—	(h)	0.0	(g)
Mitsubishi Heavy Industries Ltd.	9	39,134	(22)		0.0	(g)
Mitsubishi UFJ Financial Group, Inc.	5	12,330	1		0.0	(g)
Mitsui Chemicals, Inc.	13	24,953	7		0.0	(g)
Mitsui Fudosan Co. Ltd.	4	7,716	—	(h)	0.0	(g)
Mitsui Kinzoku Co. Ltd.	2	27,577	(7)		0.0	(g)

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2025	SIX CIRCLES TRUST	559

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2025 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

REFERENCE ENTITY	SHARES		NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)

Long Positions — continued
Common Stocks — continued
Japan — continued
NGK Insulators Ltd.	3		9,042	— (h)	0.0	(g)
NH Foods Ltd.	1		6,676	(1)	0.0	(g)
NIDEC Corp.,	7		14,075	3	0.0	(g)
Nippon Electric Glass Co. Ltd.	—	(h)	1,844	— (h)	0.0	(g)
Nippon Yusen KK	—	(h)	962	— (h)	0.0	(g)
Nissan Chemical Corp.	—	(h)	1,036	— (h)	0.0	(g)
Nomura Holdings, Inc.	109		132,573	57	0.0	(g)
Nomura Real Estate Holdings, Inc.	35		33,042	6	0.0	(g)
Nomura Research Institute Ltd.	1		3,613	— (h)	0.0	(g)
Obayashi Corp.	8		24,632	6	0.0	(g)
Obic Co. Ltd.	1		6,494	(1)	0.0	(g)
Omron Corp.	1		1,980	— (h)	0.0	(g)
Ono Pharmaceutical Co. Ltd.	8		16,116	3	0.0	(g)
Oracle Corp. Japan	—	(h)	1,337	— (h)	0.0	(g)
ORIX Corp.	2		9,051	3	0.0	(g)
Otsuka Corp.	—	(h)	958	— (h)	0.0	(g)
Otsuka Holdings Co. Ltd.	—	(h)	3,672	(1)	0.0	(g)
Pan Pacific International Holdings Corp.	17		15,848	(2)	0.0	(g)
Panasonic Holdings Corp.	28		51,480	29	0.0	(g)
Rakuten Group, Inc.	7		6,787	3	0.0	(g)
Resona Holdings, Inc.	2		2,784	(1)	0.0	(g)
Rohm Co. Ltd.	—	(h)	869	— (h)	0.0	(g)
Secom Co. Ltd.	4		21,672	4	0.0	(g)
Seiko Epson Corp.	3		5,613	1	0.0	(g)
Shimizu Corp.	19		51,840	(4)	0.0	(g)
Skylark Holdings Co. Ltd.	2		5,875	(1)	0.0	(g)
Sompo Holdings, Inc.	—	(h)	2,013	1	0.0	(g)
Sony Group Corp.	43		186,620	(76)	0.0	(g)
Sumitomo Chemical Co. Ltd.	33		15,271	(3)	0.0	(g)
Sumitomo Mitsui Trust Group, Inc.	8		37,057	10	0.0	(g)
Suzuki Motor Corp.	4		9,515	— (h)	0.0	(g)
Sysmex Corp.	44		63,330	25	0.0	(g)
T&D Holdings, Inc.	6		20,196	5	0.0	(g)
THK Co. Ltd.	2		7,104	(2)	0.0	(g)
Tokio Marine Holdings, Inc.	2		11,768	3	0.0	(g)
Tokyo Electric Power Co. Holdings Inc	19		11,609	3	0.0	(g)
Tokyo Electron Ltd.	—	(h)	6,632	1	0.0	(g)
Tokyu Fudosan Holdings Corp.	9		12,333	(1)	0.0	(g)
Tosoh Corp.	28		65,043	8	0.0	(g)
Toyo Tire Corp.	1		3,785	1	0.0	(g)
Trend Micro, Inc./Japan	2		10,667	(6)	0.0	(g)
Unicharm Corp.	52		46,257	1	0.0	(g)
Yakult Honsha Co. Ltd.	3		6,579	— (h)	0.0	(g)

Total Long Positions of Total Return Swaps			1,673,676	79	0.0	(g)

Total of Long and Short Positions of Total Return Swaps			775,630	74	0.0	(g)

SEE NOTES TO FINANCIAL STATEMENTS.

560	SIX CIRCLES TRUST	DECEMBER 31, 2025

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE (1)	NET UNREALIZED APPRECIATION/ (DEPRECIATION) ($) (2)	NET CASH AND OTHER RECEIVABLES/ PAYABLES ($)		VALUE ($)
Societe Generale SA	The Fund receives a return on portfolio of long and short equity positions and pays or receives one day MUTSC on long positions and short positions respectively, plus or minus spread (rates range from -0.25% to 0.25%) which is denominated in JPY based on the local currencies of the positions within the swap	06/01/2026	22,399	—	—	(h)	—	(h)

REFERENCE ENTITY	SHARES		NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)
Short Positions
Common Stocks
Japan
Cosmos Pharmaceutical Corp.	—	(h)	(2,224)	(1)	0.0	(g)

Total Short Positions of Total Return Swaps			(2,224)	(1)	0.0	(g)

Long Positions
Common Stocks
Japan
CyberAgent, Inc.	16		21,537	1	0.0	(g)
Food & Life Cos. Ltd.	—	(h)	3,086	— (h)	0.0	(g)

Total Long Positions of Total Return Swaps			24,623	1	0.0	(g)

Total of Long and Short Positions of Total Return Swaps			22,399	—	0.0	(g)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE (1)	NET UNREALIZED APPRECIATION/ (DEPRECIATION) ($) (2)	NET CASH AND OTHER RECEIVABLES/ PAYABLES ($)	VALUE ($)
Societe Generale SA	The Fund receives a return on portfolio of long and short equity positions and pays or receives one month NIBOR on long positions and short positions respectively, plus or minus spread (rates range from -0.3% to 0.26%) which is denominated in NOK based on the local currencies of the positions within the swap	12/08/2027	(323)	(7)	—	(7)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
Short Positions
Common Stocks
Norway
Gjensidige Forsikring ASA	— (h)	(51)	—	(h)	0.0	(g)
Mowi ASA	(1)	(159)	—	(h)	0.0	(g)
Norsk Hydro ASA	(25)	(1,891)	(10)		0.0	(g)
Orkla ASA	(3)	(313)	(2)		0.0	(g)
Salmar ASA	— (h)	(152)	—	(h)	0.0	(g)

Total Short Positions of Total Return Swaps		(2,566)	(12)		0.0	(g)

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2025	SIX CIRCLES TRUST	561

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2025 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
Long Positions
Common Stocks
Norway
Aker BP ASA	5	1,251	3		0.0	(g)
Kongsberg Gruppen ASA	1	206	—	(h)	0.0	(g)
Var Energi ASA	24	786	2		0.0	(g)

Total Long Positions of Total Return Swaps		2,243	5		0.0	(g)

Total of Long and Short Positions of Total Return Swaps		(323)	(7)		0.0	(g)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE (1)	NET UNREALIZED APPRECIATION/ (DEPRECIATION) ($) (2)	NET CASH AND OTHER RECEIVABLES/ PAYABLES ($)	VALUE ($)
Societe Generale SA	The Fund receives a return on portfolio of long and short equity positions and pays or receives one month STIBOR on long positions and short positions respectively, plus or minus spread (rates range from -0.7% to 0.26%) which is denominated in SEK based on the local currencies of the positions within the swap	12/08/2027	(21,004)	(48)	—	(48)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
Short Positions
Common Stocks
Sweden
Alfa Laval AB	— (h)	(152)	—	(h)	0.0	(g)
Atlas Copco AB	(41)	(6,349)	14		0.0	(g)
Epiroc AB	(1)	(272)	—	(h)	0.0	(g)
EQT AB	(16)	(5,259)	(60)		0.0	(g)
Hexagon AB	(3)	(327)	—	(h)	0.0	(g)
Holmen AB	(2)	(671)	(2)		0.0	(g)
Industrivarden AB	(2)	(849)	(3)		0.0	(g)
Investment AB Latour	(1)	(262)	—	(h)	0.0	(g)
Investor AB	(39)	(12,454)	(43)		0.0	(g)
L E Lundbergforetagen AB	(3)	(1,274)	(3)		0.0	(g)
Lifco AB	— (h)	(69)	—	(h)	0.0	(g)
Nibe Industrier AB	(8)	(268)	—	(h)	0.0	(g)
Sagax AB	(3)	(612)	—	(h)	0.0	(g)
Svenska Cellulosa AB SCA	(12)	(1,501)	—	(h)	0.0	(g)
Telia Co. AB	(24)	(917)	(4)		0.0	(g)
Trelleborg AB	(1)	(387)	—	(h)	0.0	(g)
Volvo AB	(24)	(7,042)	1		0.0	(g)

Total Short Positions of Total Return Swaps		(38,665)	(100)		0.0	(g)

SEE NOTES TO FINANCIAL STATEMENTS.

562	SIX CIRCLES TRUST	DECEMBER 31, 2025

REFERENCE ENTITY	SHARES		NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)

Long Positions
Common Stocks
Sweden
AddTech AB	2		521	—	(h)	0.0	(g)
Assa Abloy AB	—	(h)	92	—	(h)	0.0	(g)
Boliden AB	—	(h)	55	1		0.0	(g)
Evolution AB	1		623	—	(h)	0.0	(g)
Indutrade AB	1		308	1		0.0	(g)
Sandvik AB	8		2,407	7		0.0	(g)
Securitas AB	2		262	—	(h)	0.0	(g)
Sinch AB	6		173	1		0.0	(g)
Skanska AB	14		3,351	9		0.0	(g)
SKF AB	1		145	—	(h)	0.0	(g)
SSAB AB	51		3,534	4		0.0	(g)
Svenska Handelsbanken AB	2		266	—	(h)	0.0	(g)
Swedish Orphan Biovitrum AB	—	(h)	157	—	(h)	0.0	(g)
Tele2 AB	39		5,767	29		0.0	(g)

Total Long Positions of Total Return Swaps			17,661	52		0.0	(g)

Total of Long and Short Positions of Total Return Swaps			(21,004)	(48)		0.0	(g)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE (1)	NET UNREALIZED APPRECIATION/ (DEPRECIATION) ($) (2)	NET CASH AND OTHER RECEIVABLES/ PAYABLES ($)	VALUE ($)
Societe Generale SA	The Fund receives a return on portfolio of long and short equity positions and pays or receives one day SORA on long positions and short positions respectively, plus or minus spread (rates range from -0.3% to 0.3%) which is denominated in SGD based on the local currencies of the positions within the swap	12/08/2027	277	7	—	7

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)
Short Positions
Common Stocks
Singapore
Oversea-Chinese Banking Corp. Ltd.	(7)	(132)	(3)	0.0	(g)
Sembcorp Industries Ltd.	(23)	(138)	(2)	0.0	(g)
Singapore Airlines Ltd.	(3)	(21)	— (h)	0.0	(g)
Singapore Telecommunications Ltd.	(5)	(23)	— (h)	0.0	(g)
Wilmar International Ltd.	(15)	(45)	— (h)	0.0	(g)

Total Short Positions of Total Return Swaps		(359)	(5)	0.0	(g)

Long Positions
Common Stocks
Singapore
CapitaLand Ascendas REIT	69	190	4	0.0	(g)
Genting Singapore Ltd.	69	50	(1)	0.0	(g)
Singapore Technologies Engineering Ltd.	48	396	9	0.0	(g)

Total Long Positions of Total Return Swaps		636	12	0.0	(g)

Total of Long and Short Positions of Total Return Swaps		277	7	0.0	(g)

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2025	SIX CIRCLES TRUST	563

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2025 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE (1)	NET UNREALIZED APPRECIATION/ (DEPRECIATION) ($) (2)	NET CASH AND OTHER RECEIVABLES/ PAYABLES ($)		VALUE ($)
Societe Generale SA	The Fund receives a return on portfolio of long and short equity positions and pays or receives one day FEDEF on long positions and short positions respectively, plus or minus spread (rates range from -0.15% to 0.2%) which is denominated in USD based on the local currencies of the positions within the swap	06/01/2026	575	(15)	—	(h)	(15)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)
Short Positions
Common Stocks
Bermuda
Everest Group Ltd.	— (h)	(38)	(4)	0.0	(g)
Sweden
Autoliv, Inc.	(1)	(61)	(1)	0.0	(g)

Switzerland
Amcor plc	(47)	(388)	(4)	0.0	(g)

United States
AGCO Corp.	— (h)	(32)	— (h)	0.0	(g)
Archer-Daniels-Midland Co.	(11)	(654)	5	0.0	(g)
Arthur J Gallagher & Co.	(7)	(1,682)	(148)	0.0	(g)
Avery Dennison Corp.	— (h)	(15)	(1)	0.0	(g)
Becton Dickinson & Co.	(4)	(708)	(17)	0.0	(g)
Brown-Forman Corp.	(1)	(23)	3	0.0	(g)
Columbia Banking System, Inc.	(1)	(38)	1	0.0	(g)
CSW Industrials, Inc.	—	—	—	0.0	(g)
Duke Energy Corp.	(2)	(257)	(4)	0.0	(g)
Elevance Health, Inc.	(1)	(337)	(20)	0.0	(g)
Evergy, Inc.	(6)	(456)	5	0.0	(g)
Exelon Corp.	— (h)	(6)	— (h)	0.0	(g)
Expedia Group, Inc.	(1)	(159)	(11)	0.0	(g)
Flagstar Bank NA	(1)	(17)	— (h)	0.0	(g)
Fortive Corp.	(1)	(64)	(1)	0.0	(g)
GE HealthCare Technologies, Inc.	—	—	—	0.0	(g)
Gen Digital, Inc.	(6)	(161)	(2)	0.0	(g)
Genuine Parts Co.	(10)	(1,238)	52	0.0	(g)
Halliburton Co.	(12)	(345)	(2)	0.0	(g)
International Business Machines Corp.	(1)	(282)	11	0.0	(g)
Kraft Heinz Co. (The)	— (h)	(9)	— (h)	0.0	(g)
McDonald’s Corp.	(1)	(359)	5	0.0	(g)
Newmont Corp.	(2)	(198)	(24)	0.0	(g)
NextEra Energy, Inc.	(1)	(48)	— (h)	0.0	(g)
NRG Energy, Inc.	—	—	—	0.0	(g)
Old National Bancorp	(7)	(164)	1	0.0	(g)
QUALCOMM, Inc.	(1)	(93)	2	0.0	(g)
Reinsurance Group of America, Inc.	—	—	—	0.0	(g)
Ryder System, Inc.	(1)	(260)	(6)	0.0	(g)
Snap-on, Inc.	(2)	(615)	5	0.0	(g)
STAG Industrial, Inc.	(1)	(34)	1	0.0	(g)

SEE NOTES TO FINANCIAL STATEMENTS.

564	SIX CIRCLES TRUST	DECEMBER 31, 2025

REFERENCE ENTITY	SHARES		NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)
Short Positions — continued
Common Stocks — continued

United States — continued
Stanley Black & Decker, Inc.	(3)		(209)	(5)	0.0	(g)
Tapestry, Inc.	—		—	—	0.0	(g)
Texas Pacific Land Corp.	—	(h)	(4)	— (h)	0.0	(g)
Tyson Foods, Inc.	—	(h)	(18)	(1)	0.0	(g)
Vontier Corp.	(2)		(59)	(2)	0.0	(g)
Watts Water Technologies, Inc.	—	(h)	(42)	(1)	0.0	(g)
Weyerhaeuser Co.	(2)		(42)	(3)	0.0	(g)
Wingstop, Inc.	—	(h)	(48)	1	0.0	(g)
Yum! Brands, Inc.	—	(h)	(18)	(1)	0.0	(g)

Total Short Positions of Total Return Swaps			(9,181)	(166)	0.0	(g)

Long Positions
Common Stocks
Bermuda
Essent Group Ltd.	—	(h)	5	— (h)	0.0	(g)

Ireland
CRH plc	1		123	(2)	0.0	(g)
TE Connectivity plc	—	(h)	18	(1)	0.0	(g)
Trane Technologies plc	2		754	(15)	0.0	(g)

United States
Alphabet, Inc.	—	(h)	136	— (h)	0.0	(g)
AMETEK, Inc.	—	(h)	10	— (h)	0.0	(g)
Analog Devices, Inc.	—	(h)	35	(1)	0.0	(g)
Aramark	—	(h)	13	— (h)	0.0	(g)
Assurant, Inc.	—	(h)	5	— (h)	0.0	(g)
Ball Corp.	1		70	8	0.0	(g)
Bank of America Corp.	1		28	1	0.0	(g)
BorgWarner, Inc.	2		78	6	0.0	(g)
Cboe Global Markets, Inc.	1		249	(2)	0.0	(g)
Chevron Corp.	—	(h)	23	1	0.0	(g)
Churchill Downs, Inc.	—	(h)	8	— (h)	0.0	(g)
Cigna Group (The)	2		588	26	0.0	(g)
Coca-Cola Co. (The)	1		54	— (h)	0.0	(g)
Commerce Bancshares, Inc./MO	—	(h)	19	— (h)	0.0	(g)
Consolidated Edison, Inc.	9		824	33	0.0	(g)
Corteva, Inc.	—	(h)	6	— (h)	0.0	(g)
Crane Co.	2		377	(6)	0.0	(g)
Cullen/Frost Bankers, Inc.	—	(h)	57	— (h)	0.0	(g)
Curtiss-Wright Corp.	—	(h)	74	1	0.0	(g)
Donaldson Co., Inc.	1		75	(3)	0.0	(g)
Element Solutions, Inc.	2		66	(3)	0.0	(g)
Equifax, Inc.	1		117	3	0.0	(g)
Expeditors International of Washington, Inc.	2		228	1	0.0	(g)
First Citizens BancShares, Inc./NC	—	(h)	14	1	0.0	(g)
Fortune Brands Innovations, Inc.	1		55	1	0.0	(g)
H&R Block, Inc.	—	(h)	9	— (h)	0.0	(g)
Houlihan Lokey, Inc.	—	(h)	13	— (h)	0.0	(g)
Hubbell, Inc.	—	(h)	15	— (h)	0.0	(g)
ITT, Inc.	—	(h)	29	1	0.0	(g)
KeyCorp.	2		33	2	0.0	(g)
Kimco Realty Corp.	17		344	9	0.0	(g)
Labcorp Holdings, Inc.	—	(h)	83	(3)	0.0	(g)
Linde plc	1		266	25	0.0	(g)

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2025	SIX CIRCLES TRUST	565

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2025 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

REFERENCE ENTITY	SHARES		NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)
Long Positions — continued
Common Stocks — continued

United States — continued
Marathon Petroleum Corp.	2		291	(41)	0.0	(g)
Nasdaq, Inc.	9		773	63	0.0	(g)
Northrop Grumman Corp.	—	(h)	74	2	0.0	(g)
Old Dominion Freight Line, Inc.	—	(h)	26	1	0.0	(g)
PepsiCo., Inc.	1		103	(1)	0.0	(g)
PJT Partners, Inc.	—	(h)	65	(2)	0.0	(g)
Prudential Financial, Inc.	4		498	7	0.0	(g)
Regions Financial Corp.	29		771	22	0.0	(g)
ResMed, Inc.	—	(h)	33	(1)	0.0	(g)
Rockwell Automation, Inc.	—	(h)	31	(1)	0.0	(g)
RTX Corp.	—	(h)	80	5	0.0	(g)
S&P Global, Inc.	—	(h)	42	3	0.0	(g)

Long Positions — continued
Common Stocks — continued
United States — continued
SLB Ltd.	20		776	3	0.0	(g)
SS&C Technologies Holdings, Inc.	1		55	— (h)	0.0	(g)
Stifel Financial Corp.	4		468	(2)	0.0	(g)
Tetra Tech, Inc.	1		21	— (h)	0.0	(g)
Tradeweb Markets, Inc.	2		160	3	0.0	(g)
UnitedHealth Group, Inc.	—	(h)	9	— (h)	0.0	(g)
Vertiv Holdings Co.	—	(h)	82	(10)	0.0	(g)
Voya Financial, Inc.	—	(h)	16	1	0.0	(g)
Western Digital Corp.	2		377	6	0.0	(g)
Westlake Corp.	2		104	10	0.0	(g)

Total Long Positions of Total Return Swaps			9,756	151	0.0	(g)

Total of Long and Short Positions of Total Return Swaps			575	(15)	0.0	(g)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE (1)	NET UNREALIZED APPRECIATION/ (DEPRECIATION) ($) (2)		NET CASH AND OTHER RECEIVABLES/ PAYABLES ($)	VALUE ($)
Societe Generale SA	The Fund receives a return on portfolio of long and short equity positions and pays or receives one day FEDEF on long positions and short positions respectively, plus or minus spread (rates range from 0% to 0%) which is denominated in USD based on the local currencies of the positions within the swap	12/30/2049	411	—	(h)	—	—	(h)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
Long Positions
Common Stocks
United States
Pinnacle Financial Partners, Inc.	—	411	—	(h)	0.0	(g)

Total Long Positions of Total Return Swaps		411	—	(h)	0.0	(g)

Total of Long and Short Positions of Total Return Swaps		411	—	(h)	0.0	(g)

SEE NOTES TO FINANCIAL STATEMENTS.

566	SIX CIRCLES TRUST	DECEMBER 31, 2025

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE (1)	NET UNREALIZED APPRECIATION/ (DEPRECIATION) ($) (2)	NET CASH AND OTHER RECEIVABLES/ PAYABLES ($)	VALUE ($)
Societe Generale SA	The Fund receives a return on portfolio of long and short equity positions and pays or receives one day FEDEF on long positions and short positions respectively, plus or minus spread (rates range from -2.25% to 0.3%) which is denominated in USD based on the local currencies of the positions within the swap	12/08/2027	4,542	(114)	4	(110)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)
Short Positions
Common Stocks
Bermuda
Golar LNG Ltd.	(2)	(58)	2	0.0	(g)
RenaissanceRe Holdings Ltd.	(2)	(512)	(32)	0.0	(g)

Canada
Uranium Energy Corp.	(4)	(51)	7	0.0	(g)

Ireland
Medtronic plc	— (h)	(12)	1	0.0	(g)

Israel
Teva Pharmaceutical Industries Ltd.	(22)	(618)	(63)	0.0	(g)

Switzerland
CRISPR Therapeutics AG	— (h)	(7)	1	0.0	(g)

United Kingdom
Coca-Cola Europacific Partners plc	(5)	(447)	(4)	0.0	(g)
Willis Towers Watson plc	(5)	(1,674)	(43)	0.0	(g)

United States
A O Smith Corp.	— (h)	(5)	— (h)	0.0	(g)
ACI Worldwide, Inc.	(4)	(174)	(10)	0.0	(g)
Advanced Energy Industries, Inc.	— (h)	(5)	— (h)	0.0	(g)
AGNC Investment Corp.	(9)	(96)	(2)	0.0	(g)
Akamai Technologies, Inc.	(1)	(69)	(2)	0.0	(g)
Albertsons Cos., Inc.	(3)	(45)	— (h)	0.0	(g)
Alcoa Corp.	(2)	(87)	(17)	0.0	(g)
American Homes 4 Rent	(1)	(18)	(1)	0.0	(g)
American International Group, Inc.	(1)	(46)	(2)	0.0	(g)
Antero Midstream Corp.	(5)	(101)	4	0.0	(g)
APA Corp.	(1)	(19)	1	0.0	(g)
Apollo Global Management, Inc.	— (h)	(50)	1	0.0	(g)
Applied Digital Corp.	(1)	(30)	6	0.0	(g)
Arrow Electronics, Inc.	— (h)	(12)	— (h)	0.0	(g)
Arrowhead Pharmaceuticals, Inc.	— (h)	(16)	1	0.0	(g)
Asbury Automotive Group, Inc.	— (h)	(76)	2	0.0	(g)
Astera Labs, Inc.	— (h)	(2)	— (h)	0.0	(g)
ATI, Inc.	— (h)	(16)	(2)	0.0	(g)
Aurora Innovation, Inc.	(1)	(6)	1	0.0	(g)
AvalonBay Communities, Inc.	— (h)	(20)	— (h)	0.0	(g)
Axon Enterprise, Inc.	— (h)	(268)	(7)	0.0	(g)
Bank of New York Mellon Corp. (The)	(1)	(79)	— (h)	0.0	(g)

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2025	SIX CIRCLES TRUST	567

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2025 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

REFERENCE ENTITY	SHARES		NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
Short Positions — continued
Common Stocks — continued

United States — continued
Berkshire Hathaway, Inc.	—	(h)	(118)	—	(h)	0.0	(g)
Best Buy Co., Inc.	(1)		(94)	7		0.0	(g)
BILL Holdings, Inc.	—	(h)	(23)	—	(h)	0.0	(g)
Bloom Energy Corp.	—	(h)	(29)	1		0.0	(g)
Blue Owl Capital, Inc.	—	(h)	(5)	—	(h)	0.0	(g)
Boeing Co. (The)	—	(h)	(12)	(1)		0.0	(g)
Brown & Brown, Inc.	(1)		(61)	(1)		0.0	(g)
Bunge Global SA	—	(h)	(38)	1		0.0	(g)
Burlington Stores, Inc.	—	(h)	(6)	(1)		0.0	(g)
BXP, Inc.	—	(h)	(27)	—	(h)	0.0	(g)
Cadence Design Systems, Inc.	(2)		(608)	45		0.0	(g)
Capital One Financial Corp.	(2)		(478)	(24)		0.0	(g)
CareTrust REIT, Inc.	(3)		(114)	5		0.0	(g)
Carrier Global Corp.	—	(h)	(5)	—	(h)	0.0	(g)
Carvana Co.	—	(h)	(8)	1		0.0	(g)
Casella Waste Systems, Inc.	(1)		(60)	1		0.0	(g)
Caterpillar, Inc.	—	(h)	(51)	2		0.0	(g)
Cava Group, Inc.	(1)		(45)	(4)		0.0	(g)
CCC Intelligent Solutions Holdings, Inc.	(6)		(41)	(4)		0.0	(g)
Celsius Holdings, Inc.	(6)		(260)	(8)		0.0	(g)
Cencora, Inc.	—	(h)	(113)	—	(h)	0.0	(g)
Cincinnati Financial Corp.	—	(h)	(18)	—	(h)	0.0	(g)
Cisco Systems, Inc.	(1)		(42)	1		0.0	(g)
Clorox Co. (The)	—	(h)	(45)	—	(h)	0.0	(g)
Coeur Mining, Inc.	(18)		(270)	(44)		0.0	(g)
Coherent Corp.	—	(h)	(45)	—	(h)	0.0	(g)
Coinbase Global, Inc.	(1)		(148)	16		0.0	(g)
Commvault Systems, Inc.	—	(h)	(11)	—	(h)	0.0	(g)
Constellation Energy Corp.	—	(h)	(97)	1		0.0	(g)
Cooper Cos., Inc. (The)	—	(h)	(27)	(1)		0.0	(g)
Core & Main, Inc.	(1)		(47)	(1)		0.0	(g)
Corpay, Inc.	—	(h)	(46)	—	(h)	0.0	(g)
CoStar Group, Inc.	—	(h)	(20)	—	(h)	0.0	(g)
Crowdstrike Holdings, Inc.	—	(h)	(25)	—	(h)	0.0	(g)
Cummins, Inc.	(2)		(1,045)	(6)		0.0	(g)
Deckers Outdoor Corp.	(2)		(194)	(5)		0.0	(g)
Deere & Co.	(1)		(404)	1		0.0	(g)
Diamondback Energy, Inc.	—	(h)	(2)	—	(h)	0.0	(g)
Dick’s Sporting Goods, Inc.	—	(h)	(37)	3		0.0	(g)
Dillard’s, Inc.	—	(h)	(34)	4		0.0	(g)
Docusign, Inc.	—	(h)	(7)	—	(h)	0.0	(g)
Dollar Tree, Inc.	(3)		(305)	(7)		0.0	(g)
Dominion Energy, Inc.	—	(h)	(10)	—	(h)	0.0	(g)
Domino’s Pizza, Inc.	—	(h)	(16)	—	(h)	0.0	(g)
DraftKings, Inc.	(1)		(33)	—	(h)	0.0	(g)
DT Midstream, Inc.	—	(h)	(47)	—	(h)	0.0	(g)
Eagle Materials, Inc.	—	(h)	(7)	—	(h)	0.0	(g)
East West Bancorp, Inc.	—	(h)	(9)	—	(h)	0.0	(g)
EastGroup Properties, Inc.	—	(h)	(39)	—	(h)	0.0	(g)
EchoStar Corp.	—	(h)	(8)	(2)		0.0	(g)
elf Beauty, Inc.	—	(h)	(7)	—	(h)	0.0	(g)
Eli Lilly & Co.	—	(h)	(18)	(1)		0.0	(g)
Entegris, Inc.	(4)		(379)	21		0.0	(g)
Equity LifeStyle Properties, Inc.	—	(h)	(10)	—	(h)	0.0	(g)
Equity Residential	(1)		(54)	(2)		0.0	(g)
Esab Corp.	(1)		(138)	(5)		0.0	(g)

SEE NOTES TO FINANCIAL STATEMENTS.

568	SIX CIRCLES TRUST	DECEMBER 31, 2025

REFERENCE ENTITY	SHARES		NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
Short Positions — continued
Common Stocks — continued

United States — continued
Essex Property Trust, Inc.	—	(h)	(30)	(1)		0.0	(g)
Expand Energy Corp.	—	(h)	(47)	3		0.0	(g)
F&G Annuities & Life, Inc.	—	(h)	—	—	(h)	0.0	(g)
F5, Inc.	(2)		(468)	(13)		0.0	(g)
Fair Isaac Corp.	—	(h)	(39)	2		0.0	(g)
Federal Realty Investment Trust	—	(h)	(8)	—	(h)	0.0	(g)
FedEx Corp.	—	(h)	(121)	(4)		0.0	(g)
Fidelity National Financial, Inc.	—	(h)	(10)	—	(h)	0.0	(g)
First Solar, Inc.	—	(h)	(31)	(1)		0.0	(g)
FirstCash Holdings, Inc.	—	(h)	(69)	(1)		0.0	(g)
Flutter Entertainment plc	(2)		(405)	1		0.0	(g)
Ford Motor Co.	(3)		(43)	—	(h)	0.0	(g)
Fortinet, Inc.	(1)		(106)	5		0.0	(g)
FTAI Aviation Ltd.	—	(h)	(4)	—	(h)	0.0	(g)
Generac Holdings, Inc.	—	(h)	(38)	6		0.0	(g)
Gilead Sciences, Inc.	(1)		(69)	(1)		0.0	(g)
Glaukos Corp.	—	(h)	(8)	—	(h)	0.0	(g)
Global Payments, Inc.	—	(h)	(22)	—	(h)	0.0	(g)
Globus Medical, Inc.	—	(h)	(15)	—	(h)	0.0	(g)
Goldman Sachs Group, Inc. (The)	—	(h)	(7)	—	(h)	0.0	(g)
Graco, Inc.	(1)		(93)	1		0.0	(g)
Graphic Packaging Holding Co.	—	(h)	— (h)	—	(h)	0.0	(g)
Healthcare Realty Trust, Inc.	(5)		(78)	1		0.0	(g)
Healthpeak Properties, Inc.	(1)		(14)	1		0.0	(g)
Hecla Mining Co.	(39)		(616)	(130)		0.0	(g)
Hexcel Corp.	(1)		(97)	3		0.0	(g)
Home Depot, Inc. (The)	—	(h)	(20)	—	(h)	0.0	(g)
Hormel Foods Corp.	(1)		(14)	—	(h)	0.0	(g)
Howmet Aerospace, Inc.	—	(h)	(17)	(1)		0.0	(g)
Hyatt Hotels Corp.	—	(h)	(27)	(1)		0.0	(g)
IDACORP, Inc.	—	(h)	(26)	—	(h)	0.0	(g)
IDEX Corp.	—	(h)	(27)	—	(h)	0.0	(g)
Ingersoll Rand, Inc.	—	(h)	(8)	—	(h)	0.0	(g)
Insmed, Inc.	—	(h)	(29)	3		0.0	(g)
International Flavors & Fragrances, Inc.	(8)		(497)	(15)		0.0	(g)
Invesco Ltd.	(1)		(35)	(1)		0.0	(g)
IQVIA Holdings, Inc.	(1)		(328)	(3)		0.0	(g)
Iron Mountain, Inc.	—	(h)	(19)	—	(h)	0.0	(g)
Itron, Inc.	—	(h)	(13)	1		0.0	(g)
J M Smucker Co. (The)	—	(h)	(17)	1		0.0	(g)
JBT Marel Corp.	(3)		(406)	(33)		0.0	(g)
JFrog Ltd.	—	(h)	(12)	—	(h)	0.0	(g)
Johnson & Johnson	—	(h)	(98)	1		0.0	(g)
Jones Lang LaSalle, Inc.	(1)		(426)	(22)		0.0	(g)
KKR & Co., Inc.	—	(h)	(15)	—	(h)	0.0	(g)
Klaviyo, Inc.	(1)		(32)	(2)		0.0	(g)
Krystal Biotech, Inc.	—	(h)	(79)	(4)		0.0	(g)
Kymera Therapeutics, Inc.	—	(h)	(7)	1		0.0	(g)
Lamb Weston Holdings, Inc.	(1)		(44)	13		0.0	(g)
Lazard, Inc.	(1)		(62)	3		0.0	(g)
Lennox International, Inc.	—	(h)	(101)	4		0.0	(g)
Liberty Broadband Corp.	—	(h)	(6)	—	(h)	0.0	(g)
Life Time Group Holdings, Inc.	(2)		(57)	(2)		0.0	(g)
Lincoln National Corp.	—	(h)	(19)	—	(h)	0.0	(g)
Littelfuse, Inc.	—	(h)	(7)	—	(h)	0.0	(g)

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2025	SIX CIRCLES TRUST	569

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2025 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

REFERENCE ENTITY	SHARES		NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)
Short Positions — continued
Common Stocks — continued

United States — continued
LKQ Corp.	(1)		(16)	(1)	0.0	(g)
Lowe’s Cos., Inc.	—	(h)	(78)	1	0.0	(g)
LPL Financial Holdings, Inc.	—	(h)	(28)	1	0.0	(g)
Lumen Technologies, Inc.	(7)		(62)	4	0.0	(g)
MACOM Technology Solutions Holdings, Inc.	—	(h)	(43)	3	0.0	(g)
Madrigal Pharmaceuticals, Inc.	(1)		(330)	(8)	0.0	(g)
Maplebear, Inc.	(11)		(479)	(5)	0.0	(g)
Marriott International, Inc./MD	—	(h)	(135)	(9)	0.0	(g)
Marsh & McLennan Cos., Inc.	—	(h)	(41)	(1)	0.0	(g)
Masco Corp.	(1)		(46)	(1)	0.0	(g)
Masimo Corp.	—	(h)	(67)	5	0.0	(g)
Matador Resources Co.	(1)		(63)	3	0.0	(g)
Match Group, Inc.	—	(h)	(8)	— (h)	0.0	(g)
McCormick & Co., Inc./MD	—	(h)	(11)	(1)	0.0	(g)
Merck & Co., Inc.	(2)		(163)	(10)	0.0	(g)
Middleby Corp. (The)	—	(h)	(7)	(1)	0.0	(g)
Mirion Technologies, Inc.	—	(h)	(12)	1	0.0	(g)
Mohawk Industries, Inc.	—	(h)	(40)	— (h)	0.0	(g)
Morningstar, Inc.	—	(h)	(14)	— (h)	0.0	(g)
Murphy USA, Inc.	—	(h)	(18)	— (h)	0.0	(g)
New York Times Co. (The)	—	(h)	(7)	— (h)	0.0	(g)
NiSource, Inc.	—	(h)	(19)	— (h)	0.0	(g)
NuScale Power Corp.	(2)		(33)	11	0.0	(g)
Nutanix, Inc.	(4)		(209)	(19)	0.0	(g)
Nuvalent, Inc.	—	(h)	(16)	1	0.0	(g)
Occidental Petroleum Corp.	(1)		(33)	— (h)	0.0	(g)
Okta, Inc.	—	(h)	(37)	1	0.0	(g)
Old Republic International Corp.	—	(h)	(5)	— (h)	0.0	(g)
Omega Healthcare Investors, Inc.	(20)		(936)	28	0.0	(g)
Onestream, Inc.	—	(h)	(8)	— (h)	0.0	(g)
Ormat Technologies, Inc.	—	(h)	(16)	— (h)	0.0	(g)
PACCAR, Inc.	(3)		(281)	1	0.0	(g)
Packaging Corp. of America	—	(h)	(17)	(1)	0.0	(g)
Paramount Skydance Corp.	(10)		(150)	12	0.0	(g)
Paychex, Inc.	(2)		(203)	1	0.0	(g)
PennyMac Financial Services, Inc.	(1)		(129)	(3)	0.0	(g)
Permian Resources Corp.	—	(h)	(5)	— (h)	0.0	(g)
Pinterest, Inc.	—	(h)	(13)	1	0.0	(g)
PPL Corp.	(1)		(26)	— (h)	0.0	(g)
Praxis Precision Medicines, Inc.	—	(h)	(19)	(1)	0.0	(g)
Primo Brands Corp.	(1)		(18)	(1)	0.0	(g)
Procore Technologies, Inc.	(4)		(289)	18	0.0	(g)
Public Service Enterprise Group, Inc.	(2)		(180)	(4)	0.0	(g)
Quanta Services, Inc.	—	(h)	(70)	6	0.0	(g)
QXO, Inc.	(2)		(47)	4	0.0	(g)
Rambus, Inc.	—	(h)	(14)	2	0.0	(g)
Regeneron Pharmaceuticals, Inc.	—	(h)	(59)	(6)	0.0	(g)
Repligen Corp.	—	(h)	(63)	(1)	0.0	(g)
Rexford Industrial Realty, Inc.	—	(h)	(17)	1	0.0	(g)
Rhythm Pharmaceuticals, Inc.	(2)		(223)	(4)	0.0	(g)
Robinhood Markets, Inc.	—	(h)	(63)	11	0.0	(g)
Rocket Lab Corp.	(1)		(34)	(11)	0.0	(g)
Roper Technologies, Inc.	—	(h)	(124)	— (h)	0.0	(g)
Ryan Specialty Holdings, Inc.	—	(h)	(10)	— (h)	0.0	(g)
Ryman Hospitality Properties, Inc.	—	(h)	(31)	(1)	0.0	(g)

SEE NOTES TO FINANCIAL STATEMENTS.

570	SIX CIRCLES TRUST	DECEMBER 31, 2025

REFERENCE ENTITY	SHARES		NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)
Short Positions — continued
Common Stocks — continued

United States — continued
Semtech Corp.	—	(h)	(13)	1	0.0	(g)
Service Corp. International	—	(h)	(1)	— (h)	0.0	(g)
Simpson Manufacturing Co., Inc.	—	(h)	(34)	1	0.0	(g)
SiteOne Landscape Supply, Inc.	—	(h)	(56)	1	0.0	(g)
Snowflake, Inc.	(2)		(338)	9	0.0	(g)
Somnigroup International, Inc.	(10)		(889)	17	0.0	(g)
Southwest Airlines Co.	—	(h)	(17)	(1)	0.0	(g)
SPX Technologies, Inc.	—	(h)	(25)	1	0.0	(g)
StandardAero, Inc.	—	(h)	(11)	(1)	0.0	(g)
Starwood Property Trust, Inc.	(1)		(25)	1	0.0	(g)
Steel Dynamics, Inc.	(1)		(206)	(4)	0.0	(g)
STERIS plc	—	(h)	(19)	1	0.0	(g)
Strategy, Inc.	—	(h)	(41)	1	0.0	(g)
Super Micro Computer, Inc.	(6)		(218)	38	0.0	(g)
Symbotic, Inc.	(1)		(88)	1	0.0	(g)
TD SYNNEX Corp.	(1)		(92)	2	0.0	(g)
Terreno Realty Corp.	(1)		(39)	1	0.0	(g)
Thermo Fisher Scientific, Inc.	—	(h)	(80)	(2)	0.0	(g)
Timken Co. (The)	(1)		(46)	— (h)	0.0	(g)
TKO Group Holdings, Inc.	—	(h)	(29)	— (h)	0.0	(g)
TPG, Inc.	(1)		(53)	(1)	0.0	(g)
Tractor Supply Co.	—	(h)	(14)	1	0.0	(g)
TransDigm Group, Inc.	—	(h)	(28)	— (h)	0.0	(g)
Tyler Technologies, Inc.	—	(h)	(64)	1	0.0	(g)
Ubiquiti, Inc.	—	(h)	(25)	1	0.0	(g)
UDR, Inc.	(2)		(72)	(3)	0.0	(g)
UGI Corp.	(5)		(186)	2	0.0	(g)
UL Solutions, Inc.	—	(h)	(21)	— (h)	0.0	(g)
UMB Financial Corp.	(3)		(366)	(3)	0.0	(g)
United Parcel Service, Inc.	—	(h)	(10)	— (h)	0.0	(g)
US Foods Holding Corp.	(5)		(353)	(2)	0.0	(g)
Valley National Bancorp	(35)		(401)	(3)	0.0	(g)
Vertex Pharmaceuticals, Inc.	—	(h)	(62)	(2)	0.0	(g)
Viper Energy, Inc.	(3)		(108)	3	0.0	(g)
Vornado Realty Trust	—	(h)	(6)	— (h)	0.0	(g)
Walt Disney Co. (The)	—	(h)	(29)	(2)	0.0	(g)
Waters Corp.	—	(h)	(57)	2	0.0	(g)
Watsco, Inc.	—	(h)	(15)	— (h)	0.0	(g)
Williams Cos., Inc. (The)	(1)		(36)	— (h)	0.0	(g)
Wintrust Financial Corp.	—	(h)	(5)	— (h)	0.0	(g)
Workday, Inc.	(1)		(194)	5	0.0	(g)
Zscaler, Inc.	(2)		(404)	33	0.0	(g)

Total Short Positions of Total Return Swaps			(25,186)	(224)	0.0	(g)

Long Positions
Common Stocks
Australia
Atlassian Corp.	—	(h)	43	— (h)	0.0	(g)

Bermuda
Arch Capital Group Ltd.	6		505	28	0.0	(g)

Denmark
Ascendis Pharma A/S	—	(h)	33	1	0.0	(g)

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2025	SIX CIRCLES TRUST	571

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2025 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

REFERENCE ENTITY	SHARES		NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)
Long Positions — continued
Common Stocks — continued
France
Abivax SA	—	(h)	11	— (h)	0.0	(g)

Germany
BioNTech SE	1		111	2	0.0	(g)

Hong Kong
Hongkong Land Holdings Ltd.	20		130	7	0.0	(g)
Jardine Matheson Holdings Ltd.	—	(h)	20	— (h)	0.0	(g)

Ireland
Alkermes plc	1		17	(1)	0.0	(g)
Aptiv plc	1		108	(1)	0.0	(g)
Eaton Corp. plc	—	(h)	88	(1)	0.0	(g)
ICON plc	1		189	— (h)	0.0	(g)

Israel
Camtek Ltd./Israel	—	(h)	7	(1)	0.0	(g)
Check Point Software Technologies Ltd.	—	(h)	44	(1)	0.0	(g)
Mobileye Global, Inc.	1		17	(2)	0.0	(g)
Tower Semiconductor Ltd.	—	(h)	31	— (h)	0.0	(g)
Wix.com Ltd.	—	(h)	21	1	0.0	(g)

Luxembourg
Millicom International Cellular SA	1		72	7	0.0	(g)

Netherlands
QIAGEN NV	1		64	(1)	0.0	(g)

Norway
Frontline plc	4		83	(5)	0.0	(g)

Puerto Rico
Popular, Inc.	—	(h)	9	— (h)	0.0	(g)

Singapore
Grab Holdings Ltd.	4		20	(1)	0.0	(g)

Sweden
Spotify Technology SA	—	(h)	13	1	0.0	(g)

Switzerland
Garmin Ltd.	—	(h)	20	— (h)	0.0	(g)
Sportradar Group AG	9		200	7	0.0	(g)

United Kingdom
ARM Holdings plc	—	(h)	5	(1)	0.0	(g)
Pentair plc	—	(h)	50	— (h)	0.0	(g)
TechnipFMC plc	1		63	(1)	0.0	(g)

United States
AECOM	—	(h)	34	(1)	0.0	(g)
AeroVironment, Inc.	—	(h)	43	(6)	0.0	(g)
AES Corp. (The)	4		50	2	0.0	(g)
Affirm Holdings, Inc.	1		36	3	0.0	(g)
Aflac, Inc.	4		415	8	0.0	(g)
Alaska Air Group, Inc.	1		25	1	0.0	(g)
Allstate Corp. (The)	1		135	2	0.0	(g)
Altria Group, Inc.	13		771	(6)	0.0	(g)
Amdocs Ltd.	—	(h)	18	1	0.0	(g)

SEE NOTES TO FINANCIAL STATEMENTS.

572	SIX CIRCLES TRUST	DECEMBER 31, 2025

REFERENCE ENTITY	SHARES		NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)
Long Positions — continued
Common Stocks — continued

United States — continued
Ameren Corp.	1		110	1	0.0	(g)
American Healthcare REIT, Inc.	1		68	(4)	0.0	(g)
American Tower Corp.	4		699	(29)	0.0	(g)
American Water Works Co., Inc.	—	(h)	39	1	0.0	(g)
Ameriprise Financial, Inc.	—	(h)	33	1	0.0	(g)
Amphenol Corp.	—	(h)	8	— (h)	0.0	(g)
Antero Resources Corp.	6		219	(17)	0.0	(g)
API Group Corp.	8		311	(5)	0.0	(g)
Applied Industrial Technologies, Inc.	—	(h)	48	— (h)	0.0	(g)
Bank OZK	1		36	(2)	0.0	(g)
Biogen, Inc.	—	(h)	18	— (h)	0.0	(g)
BioMarin Pharmaceutical, Inc.	—	(h)	14	2	0.0	(g)
BJ’s Wholesale Club Holdings, Inc.	1		92	(1)	0.0	(g)
Block, Inc.	1		46	3	0.0	(g)
Boston Scientific Corp.	6		599	10	0.0	(g)
Bright Horizons Family Solutions, Inc.	—	(h)	15	— (h)	0.0	(g)
Brightstar Lottery plc	7		100	4	0.0	(g)
Bristol-Myers Squibb Co.	14		705	31	0.0	(g)
Brixmor Property Group, Inc.	7		171	11	0.0	(g)
Cal-Maine Foods, Inc.	—	(h)	38	(3)	0.0	(g)
Camden Property Trust	—	(h)	5	— (h)	0.0	(g)
Carlisle Cos., Inc.	—	(h)	35	— (h)	0.0	(g)
CarMax, Inc.	1		22	— (h)	0.0	(g)
Carnival Corp.	1		38	7	0.0	(g)
Casey’s General Stores, Inc.	—	(h)	13	(1)	0.0	(g)
CBRE Group, Inc.	—	(h)	55	2	0.0	(g)
Centene Corp.	1		22	1	0.0	(g)
Charter Communications, Inc.	—	(h)	32	1	0.0	(g)
Chemed Corp.	—	(h)	68	2	0.0	(g)
Chord Energy Corp.	1		73	(3)	0.0	(g)
Cirrus Logic, Inc.	—	(h)	12	— (h)	0.0	(g)
Cleveland-Cliffs, Inc.	7		84	5	0.0	(g)
Cognex Corp.	3		130	(8)	0.0	(g)
Cognizant Technology Solutions Corp.	1		100	3	0.0	(g)
Comfort Systems USA, Inc.	—	(h)	10	(1)	0.0	(g)
Commercial Metals Co.	—	(h)	28	1	0.0	(g)
Conagra Brands, Inc.	3		59	— (h)	0.0	(g)
Constellation Brands, Inc.	2		216	(6)	0.0	(g)
Construction Partners, Inc.	—	(h)	10	— (h)	0.0	(g)
Copart, Inc.	6		213	4	0.0	(g)
Credo Technology Group Holding Ltd.	1		103	(20)	0.0	(g)
Crown Castle, Inc.	—	(h)	22	(1)	0.0	(g)
Crown Holdings, Inc.	—	(h)	39	3	0.0	(g)
CubeSmart	1		50	— (h)	0.0	(g)
DaVita, Inc.	—	(h)	52	(2)	0.0	(g)
Dell Technologies, Inc.	4		531	(54)	0.0	(g)
Devon Energy Corp.	22		808	(20)	0.0	(g)
Dexcom, Inc.	3		210	2	0.0	(g)
Digital Realty Trust, Inc.	—	(h)	58	(3)	0.0	(g)
Doximity, Inc.	1		23	(1)	0.0	(g)
DR Horton, Inc.	1		208	(11)	0.0	(g)
Dropbox, Inc.	2		47	(2)	0.0	(g)
Dycom Industries, Inc.	—	(h)	20	(1)	0.0	(g)
Dynatrace, Inc.	—	(h)	12	— (h)	0.0	(g)
Ecolab, Inc.	—	(h)	47	— (h)	0.0	(g)

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2025	SIX CIRCLES TRUST	573

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2025 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

REFERENCE ENTITY	SHARES		NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
Long Positions — continued
Common Stocks — continued

United States — continued
Edwards Lifesciences Corp.	1		78	1		0.0	(g)
Elastic NV	5		357	(1)		0.0	(g)
EMCOR Group, Inc.	—	(h)	3	—	(h)	0.0	(g)
Emerson Electric Co.	—	(h)	34	—	(h)	0.0	(g)
Encompass Health Corp.	3		372	(18)		0.0	(g)
EOG Resources, Inc.	1		68	(1)		0.0	(g)
EPAM Systems, Inc.	1		295	2		0.0	(g)
Etsy, Inc.	—	(h)	12	—	(h)	0.0	(g)
Eversource Energy	1		77	1		0.0	(g)
ExlService Holdings, Inc.	12		498	30		0.0	(g)
Federal Signal Corp.	—	(h)	9	—	(h)	0.0	(g)
Ferguson Enterprises, Inc.	—	(h)	14	(1)		0.0	(g)
Fidelity National Information Services, Inc.	—	(h)	2	—	(h)	0.0	(g)
First Horizon Corp.	4		90	4		0.0	(g)
First Industrial Realty Trust, Inc.	—	(h)	13	—	(h)	0.0	(g)
Flex Ltd.	9		628	(66)		0.0	(g)
Flowserve Corp.	6		431	(12)		0.0	(g)
Fluor Corp.	5		207	(18)		0.0	(g)
Fox Corp.	—	(h)	5	—	(h)	0.0	(g)
Franklin Resources, Inc.	3		66	2		0.0	(g)
Freeport-McMoRan, Inc.	18		816	105		0.0	(g)
Gap, Inc. (The)	1		38	—	(h)	0.0	(g)
GE Vernova, Inc.	—	(h)	65	3		0.0	(g)
General Electric Co.	—	(h)	59	4		0.0	(g)
Gentex Corp.	1		32	—	(h)	0.0	(g)
Globe Life, Inc.	2		277	14		0.0	(g)
Grand Canyon Education, Inc.	—	(h)	3	—	(h)	0.0	(g)
Guardant Health, Inc.	2		214	(4)		0.0	(g)
Halozyme Therapeutics, Inc.	—	(h)	9	1		0.0	(g)
Hamilton Lane, Inc.	1		71	4		0.0	(g)
Hanover Insurance Group, Inc. (The)	—	(h)	12	—	(h)	0.0	(g)
Hasbro, Inc.	—	(h)	28	—	(h)	0.0	(g)
HealthEquity, Inc.	4		385	(2)		0.0	(g)
HEICO Corp.	3		768	22		0.0	(g)
Henry Schein, Inc.	1		100	4		0.0	(g)
HF Sinclair Corp.	3		136	(6)		0.0	(g)
Honeywell International, Inc.	—	(h)	82	1		0.0	(g)
HubSpot, Inc.	—	(h)	20	2		0.0	(g)
Huntington Bancshares, Inc.	54		908	22		0.0	(g)
IES Holdings, Inc.	—	(h)	31	(4)		0.0	(g)
Illinois Tool Works, Inc.	—	(h)	61	—	(h)	0.0	(g)
Illumina, Inc.	—	(h)	15	—	(h)	0.0	(g)
Incyte Corp.	—	(h)	18	—	(h)	0.0	(g)
Ingredion, Inc.	—	(h)	13	—	(h)	0.0	(g)
Installed Building Products, Inc.	—	(h)	21	(1)		0.0	(g)
Insulet Corp.	—	(h)	8	—	(h)	0.0	(g)
Interactive Brokers Group, Inc.	—	(h)	13	—	(h)	0.0	(g)
Intuitive Surgical, Inc.	1		424	—	(h)	0.0	(g)
Jabil, Inc.	3		613	7		0.0	(g)
JB Hunt Transport Services, Inc.	2		303	7		0.0	(g)
Jefferies Financial Group, Inc.	1		41	2		0.0	(g)
Johnson Controls International plc	—	(h)	7	—	(h)	0.0	(g)
KBR, Inc.	—	(h)	17	(1)		0.0	(g)
Keysight Technologies, Inc.	—	(h)	92	(3)		0.0	(g)
Kirby Corp.	1		117	(2)		0.0	(g)

SEE NOTES TO FINANCIAL STATEMENTS.

574	SIX CIRCLES TRUST	DECEMBER 31, 2025

REFERENCE ENTITY	SHARES		NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
Long Positions — continued
Common Stocks — continued

United States — continued
Kratos Defense & Security Solutions, Inc.	1		64	(1)		0.0	(g)
Kyndryl Holdings, Inc.	4		101	2		0.0	(g)
Las Vegas Sands Corp.	—	(h)	15	—	(h)	0.0	(g)
Lear Corp.	1		69	6		0.0	(g)
Leidos Holdings, Inc.	—	(h)	6	—	(h)	0.0	(g)
Lennar Corp.	1		69	(8)		0.0	(g)
Louisiana-Pacific Corp.	—	(h)	11	—	(h)	0.0	(g)
Lumentum Holdings, Inc.	—	(h)	28	2		0.0	(g)
Lyft, Inc.	3		60	(8)		0.0	(g)
Manhattan Associates, Inc.	—	(h)	15	—	(h)	0.0	(g)
MasTec, Inc.	—	(h)	61	(1)		0.0	(g)
Meritage Homes Corp.	3		178	(11)		0.0	(g)
Meta Platforms, Inc.	—	(h)	207	(2)		0.0	(g)
MetLife, Inc.	1		40	—	(h)	0.0	(g)
Mettler-Toledo International, Inc.	—	(h)	48	—	(h)	0.0	(g)
Microchip Technology, Inc.	—	(h)	3	—	(h)	0.0	(g)
Micron Technology, Inc.	—	(h)	85	13		0.0	(g)
Mid-America Apartment Communities, Inc.	2		232	14		0.0	(g)
Molina Healthcare, Inc.	—	(h)	72	8		0.0	(g)
Morgan Stanley	—	(h)	7	—	(h)	0.0	(g)
Mosaic Co. (The)	1		25	—	(h)	0.0	(g)
Motorola Solutions, Inc.	1		419	14		0.0	(g)
National Fuel Gas Co.	4		345	(6)		0.0	(g)
Netflix, Inc.	—	(h)	22	—	(h)	0.0	(g)
Neurocrine Biosciences, Inc.	—	(h)	28	(2)		0.0	(g)
NNN REIT, Inc.	2		71	—	(h)	0.0	(g)
Nordson Corp.	1		180	5		0.0	(g)
NVR, Inc.	—	(h)	469	(9)		0.0	(g)
Ollie’s Bargain Outlet Holdings, Inc.	—	(h)	26	(2)		0.0	(g)
ON Semiconductor Corp.	1		62	(2)		0.0	(g)
Onto Innovation, Inc.	—	(h)	6	—	(h)	0.0	(g)
Oshkosh Corp.	—	(h)	56	(1)		0.0	(g)
Otis Worldwide Corp.	2		137	2		0.0	(g)
Owens Corning	—	(h)	10	—	(h)	0.0	(g)
Paycom Software, Inc.	—	(h)	22	(1)		0.0	(g)
Paylocity Holding Corp.	—	(h)	7	—	(h)	0.0	(g)
Penske Automotive Group, Inc.	—	(h)	6	—	(h)	0.0	(g)
Philip Morris International, Inc.	—	(h)	6	—	(h)	0.0	(g)
Pilgrim’s Pride Corp.	—	(h)	18	—	(h)	0.0	(g)
Pinnacle Financial Partners, Inc.	4		—	(6)		0.0	(g)
Pinnacle West Capital Corp.	2		142	2		0.0	(g)
PNC Financial Services Group, Inc. (The)	3		610	34		0.0	(g)
Pool Corp.	1		142	(4)		0.0	(g)
Quest Diagnostics, Inc.	—	(h)	8	—	(h)	0.0	(g)
Ralph Lauren Corp.	—	(h)	9	—	(h)	0.0	(g)
RBC Bearings, Inc.	—	(h)	19	—	(h)	0.0	(g)
Regency Centers Corp.	7		454	8		0.0	(g)
Reliance, Inc.	—	(h)	62	1		0.0	(g)
Revvity, Inc.	—	(h)	31	—	(h)	0.0	(g)
Rigetti Computing, Inc.	2		62	(13)		0.0	(g)
ROBLOX Corp.	—	(h)	14	(2)		0.0	(g)
Roivant Sciences Ltd.	10		219	7		0.0	(g)
Roku, Inc.	—	(h)	10	1		0.0	(g)
RPM International, Inc.	—	(h)	24	—	(h)	0.0	(g)
Salesforce, Inc.	—	(h)	74	2		0.0	(g)

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2025	SIX CIRCLES TRUST	575

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2025 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

REFERENCE ENTITY	SHARES		NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)
Long Positions — continued
Common Stocks — continued

United States — continued
Sandisk Corp	—	(h)	15	— (h)	0.0	(g)
SBA Communications Corp.	—	(h)	17	— (h)	0.0	(g)
SEI Investments Co.	1		89	— (h)	0.0	(g)
ServiceNow, Inc.	2		367	(38)	0.0	(g)
Simon Property Group, Inc.	—	(h)	5	— (h)	0.0	(g)
Sirius XM Holdings, Inc.	1		20	(2)	0.0	(g)
Skyworks Solutions, Inc.	1		39	(2)	0.0	(g)
State Street Corp.	—	(h)	16	1	0.0	(g)
Stryker Corp.	2		535	(3)	0.0	(g)
Target Corp.	2		158	8	0.0	(g)
Taylor Morrison Home Corp.	1		39	— (h)	0.0	(g)
Tenet Healthcare Corp.	—	(h)	65	(2)	0.0	(g)
Thor Industries, Inc.	—	(h)	29	— (h)	0.0	(g)
Toll Brothers, Inc.	—	(h)	32	— (h)	0.0	(g)
Toro Co. (The)	—	(h)	5	1	0.0	(g)
Trade Desk, Inc. (The)	1		58	(2)	0.0	(g)
Trimble, Inc.	—	(h)	15	(1)	0.0	(g)
Truist Financial Corp.	—	(h)	8	— (h)	0.0	(g)
TTM Technologies, Inc.	—	(h)	29	(2)	0.0	(g)
Uber Technologies, Inc.	2		181	(17)	0.0	(g)
UFP Industries, Inc.	—	(h)	5	— (h)	0.0	(g)
Universal Display Corp.	—	(h)	39	(2)	0.0	(g)
Unum Group	—	(h)	29	2	0.0	(g)
Urban Outfitters, Inc.	—	(h)	36	— (h)	0.0	(g)
US Bancorp	23		1,204	46	0.0	(g)
Veeva Systems, Inc.	—	(h)	26	(2)	0.0	(g)
Ventas, Inc.	—	(h)	13	(1)	0.0	(g)
Veralto Corp.	4		365	1	0.0	(g)
Vistra Corp.	—	(h)	59	(2)	0.0	(g)
Wayfair, Inc.	2		164	12	0.0	(g)
WEC Energy Group, Inc.	3		329	2	0.0	(g)
Woodward, Inc.	—	(h)	107	1	0.0	(g)
WP Carey, Inc.	1		42	(1)	0.0	(g)
Wyndham Hotels & Resorts, Inc.	4		265	15	0.0	(g)
XPO, Inc.	—	(h)	58	(2)	0.0	(g)
Zimmer Biomet Holdings, Inc.	2		162	(5)	0.0	(g)
Zions Bancorp NA	8		428	22	0.0	(g)
Zoetis, Inc.	—	(h)	47	3	0.0	(g)

Uruguay
MercadoLibre, Inc.	—	(h)	61	(2)	0.0	(g)

Total Long Positions of Total Return Swaps			29,728	110	0.0	(g)

Total of Long and Short Positions of Total Return Swaps			4,542	(114)	0.0	(g)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE (1)	NET UNREALIZED APPRECIATION/ (DEPRECIATION) ($) (2)		NET CASH AND OTHER RECEIVABLES/ PAYABLES ($)	VALUE ($)
UBS AG London	The Fund receives a return on portfolio of long and short equity positions and pays or receives one day RBA on long positions and short positions respectively, plus or minus spread (rates range from 0% to 0%) which is denominated in AUD based on the local currencies of the positions within the swap	12/10/2049	9	—	(h)	—	—	(h)

SEE NOTES TO FINANCIAL STATEMENTS.

576	SIX CIRCLES TRUST	DECEMBER 31, 2025

REFERENCE ENTITY	SHARES		NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
Long Positions
Common Stocks
Australia
Fortescue Ltd.	—	(h)	9	—	(h)	0.0	(g)

Total Long Positions of Total Return Swaps			9	—	(h)	0.0	(g)

Total of Long and Short Positions of Total Return Swaps			9	—	(h)	0.0	(g)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE (1)	NET UNREALIZED APPRECIATION/ (DEPRECIATION) ($) (2)	NET CASH AND OTHER RECEIVABLES/ PAYABLES ($)	VALUE ($)
UBS AG London	The Fund receives a return on portfolio of long and short equity positions and pays or receives 3.6% on long positions and short positions respectively, plus or minus spread (rates range from 0% to 0.25%) which is denominated in AUD based on the local currencies of the positions within the swap	09/02/2030	4,162	9	5	14

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
Short Positions
Common Stocks
Australia
ANZ Group Holdings Ltd.	(4)	(128)	(2)		0.0	(g)
ASX Ltd.	(2)	(108)	3		0.0	(g)
Brambles Ltd.	(2)	(56)	(1)		0.0	(g)
CAR Group Ltd.	(1)	(23)	—	(h)	0.0	(g)
Dexus	(1)	(8)	—	(h)	0.0	(g)
Genesis Minerals Ltd.	(28)	(181)	(13)		0.0	(g)
Goodman Group	(2)	(72)	(3)		0.0	(g)
Lynas Rare Earths Ltd.	(1)	(10)	—	(h)	0.0	(g)
Northern Star Resources Ltd.	— (h)	(1)	—	(h)	0.0	(g)
Ramelius Resources Ltd.	(1)	(6)	—	(h)	0.0	(g)
Scentre Group	(13)	(55)	—	(h)	0.0	(g)
Sigma Healthcare Ltd.	(127)	(370)	(3)		0.0	(g)
Stockland	(3)	(15)	—	(h)	0.0	(g)
Vicinity Ltd.	(25)	(63)	—	(h)	0.0	(g)
Wesfarmers Ltd.	—	—	—		0.0	(g)
WiseTech Global Ltd.	— (h)	(2)	—	(h)	0.0	(g)
Woolworths Group Ltd.	(1)	(27)	—	(h)	0.0	(g)

Finland
Cochlear Ltd.	— (h)	(6)	—	(h)	0.0	(g)

New Zealand
a2 Milk Co. Ltd./The	(27)	(246)	(3)		0.0	(g)

Total Short Positions of Total Return Swaps		(1,377)	(22)		0.0	(g)

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2025	SIX CIRCLES TRUST	577

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2025 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

REFERENCE ENTITY	SHARES		NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)
Long Positions
Common Stocks
Australia
Ampol Ltd.	4		115	(2)	0.0	(g)
Aristocrat Leisure Ltd.	4		200	3	0.0	(g)
Aurizon Holdings Ltd.	21		75	2	0.0	(g)
Computershare Ltd.	9		305	— (h)	0.0	(g)
Evolution Mining Ltd.	51		626	14	0.0	(g)
HUB24 Ltd.	1		51	(1)	0.0	(g)
Insurance Australia Group Ltd.	4		28	— (h)	0.0	(g)
JB Hi-Fi Ltd.	1		74	1	0.0	(g)
Lottery Corp. Ltd. (The)	6		29	— (h)	0.0	(g)
Macquarie Group Ltd.	—	(h)	49	1	0.0	(g)
Mineral Resources Ltd.	1		34	1	0.0	(g)
Mirvac Group	26		52	— (h)	0.0	(g)
Orica Ltd.	14		333	5	0.0	(g)
Pro Medicus Ltd.	—	(h)	116	(4)	0.0	(g)
Qantas Airways Ltd.	50		493	19	0.0	(g)
QBE Insurance Group Ltd.	15		283	5	0.0	(g)
REA Group Ltd.	3		473	(9)	0.0	(g)
Sandfire Resources Ltd.	7		123	5	0.0	(g)
Santos Ltd.	32		198	(1)	0.0	(g)
SEEK Ltd.	9		199	1	0.0	(g)
Sonic Healthcare Ltd.	21		483	(5)	0.0	(g)
Suncorp Group Ltd.	3		59	— (h)	0.0	(g)
Technology One Ltd.	16		446	5	0.0	(g)
Treasury Wine Estates Ltd.	29		158	(5)	0.0	(g)
Long Positions — continued
Common Stocks — continued
Australia — continued
Woodside Energy Group Ltd.	2		55	(1)	0.0	(g)
Worley Ltd.	23		287	2	0.0	(g)

Finland
CSL Ltd.	1		195	(5)	0.0	(g)

Total Long Positions of Total Return Swaps			5,539	31	0.0	(g)

Total of Long and Short Positions of Total Return Swaps			4,162	9	0.0	(g)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE (1)	NET UNREALIZED APPRECIATION/ (DEPRECIATION) ($) (2)	NET CASH AND OTHER RECEIVABLES/ PAYABLES ($)	VALUE ($)
UBS AG London	The Fund receives a return on portfolio of long and short equity positions and pays or receives 2.24% on long positions and short positions respectively, plus or minus spread (rates range from 0% to 0.25%) which is denominated in CAD based on the local currencies of the positions within the swap	09/02/2030	2,667	104	(8)	96

SEE NOTES TO FINANCIAL STATEMENTS.

578	SIX CIRCLES TRUST	DECEMBER 31, 2025

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
Short Positions
Common Stocks
Canada
AltaGas Ltd.	— (h)	(10)	—	(h)	0.0	(g)
ARC Resources Ltd.	(4)	(94)	—	(h)	0.0	(g)
Bank of Montreal	(4)	(800)	12		0.0	(g)
Bombardier, Inc.	— (h)	(34)	(1)		0.0	(g)
Brookfield Corp.	(5)	(320)	(2)		0.0	(g)
BRP, Inc.	(1)	(128)	8		0.0	(g)
Canadian Utilities Ltd.	(2)	(88)	(1)		0.0	(g)
Cenovus Energy, Inc.	(32)	(779)	25		0.0	(g)
G Mining Ventures Corp.	(5)	(185)	(6)		0.0	(g)
Gildan Activewear, Inc.	(1)	(59)	(2)		0.0	(g)
Great-West Lifeco, Inc.	— (h)	(21)	—	(h)	0.0	(g)
Hydro One Ltd.	(23)	(1,220)	(29)		0.0	(g)
iA Financial Corp., Inc.	(1)	(160)	(1)		0.0	(g)
Methanex Corp.	(1)	(38)	—	(h)	0.0	(g)
National Bank of Canada	(1)	(153)	—	(h)	0.0	(g)
Novagold Resources, Inc.	(2)	(31)	1		0.0	(g)
Nutrien Ltd.	(4)	(379)	1		0.0	(g)
Peyto Exploration & Development Corp.	(2)	(40)	—	(h)	0.0	(g)
Restaurant Brands International, Inc.	— (h)	(41)	1		0.0	(g)
Secure Waste Infrastructure Corp.	(2)	(29)	—	(h)	0.0	(g)
South Bow Corp.	(2)	(83)	1		0.0	(g)
Torex Gold Resources, Inc.	(1)	(74)	(2)		0.0	(g)
West Fraser Timber Co. Ltd.	— (h)	(8)	—	(h)	0.0	(g)
Whitecap Resources, Inc.	(22)	(254)	2		0.0	(g)

United States
Brookfield Asset Management Ltd.	(8)	(622)	8		0.0	(g)
Energy Fuels, Inc.	(1)	(13)	—	(h)	0.0	(g)
Galaxy Digital, Inc.	(2)	(81)	5		0.0	(g)

Total Short Positions of Total Return Swaps		(5,744)	20		0.0	(g)

Long Positions
Common Stocks
Canada
Air Canada	10	185	6		0.0	(g)
Alamos Gold, Inc.	— (h)	2	—	(h)	0.0	(g)
B2Gold Corp.	36	227	(5)		0.0	(g)
Barrick Mining Corp.	30	1,764	3		0.0	(g)
Canadian Apartment Properties REIT	18	639	10		0.0	(g)
Canadian Pacific Kansas City Ltd.	1	105	(1)		0.0	(g)
CCL Industries, Inc.	1	85	2		0.0	(g)
Celestica, Inc.	— (h)	191	(4)		0.0	(g)
CGI, Inc.	— (h)	10	—	(h)	0.0	(g)
Colliers International Group, Inc.	— (h)	68	1		0.0	(g)
Constellation Software, Inc./Canada	— (h)	514	(4)		0.0	(g)
DPM Metals, Inc.	— (h)	12	—	(h)	0.0	(g)
Empire Co. Ltd.	1	56	—	(h)	0.0	(g)
Fairfax Financial Holdings Ltd.	— (h)	10	—	(h)	0.0	(g)
Finning International, Inc.	— (h)	34	—	(h)	0.0	(g)
First Quantum Minerals Ltd.	1	36	2		0.0	(g)
George Weston Ltd.	— (h)	44	—	(h)	0.0	(g)
Hudbay Minerals, Inc.	35	915	33		0.0	(g)
Intact Financial Corp.	1	238	3		0.0	(g)

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2025	SIX CIRCLES TRUST	579

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2025 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Long Positions — continued
Common Stocks — continued
Kinross Gold Corp.	2		71	—	(h)	0.0	(g)
Loblaw Cos. Ltd.	4		253	1		0.0	(g)
Lundin Gold, Inc.	—	(h)	28	1		0.0	(g)
Metro, Inc./CN	—	(h)	23	—	(h)	0.0	(g)
Orla Mining Ltd.	4		70	—	(h)	0.0	(g)
Pan American Silver Corp.	12		827	29		0.0	(g)
RioCan Real Estate Investment Trust	9		166	2		0.0	(g)
Stantec, Inc.	3		346	1		0.0	(g)
TELUS Corp.	11		198	4		0.0	(g)
Thomson Reuters Corp.	1		191	—	(h)	0.0	(g)
TMX Group Ltd.	1		45	—	(h)	0.0	(g)
TransAlta Corp.	—	(h)	7	—	(h)	0.0	(g)
Triple Flag Precious Metals Corp.	—	(h)	15	—	(h)	0.0	(g)
Wheaton Precious Metals Corp.	—	(h)	10	—	(h)	0.0	(g)
WSP Global, Inc.	—	(h)	8	—	(h)	0.0	(g)

United States
Brookfield Infrastructure Corp.	16		1,018	—	(h)	0.0	(g)

Total Long Positions of Total Return Swaps			8,411	84		0.0	(g)

Total of Long and Short Positions of Total Return Swaps			2,667	104		0.0	(g)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE (1)	NET UNREALIZED APPRECIATION/ (DEPRECIATION) ($) (2)	NET CASH AND OTHER RECEIVABLES/ PAYABLES ($)	VALUE ($)
UBS AG London	The Fund receives a return on portfolio of long and short equity positions and pays or receives 2.24% on long positions and short positions respectively, plus or minus spread (rates range from 0.25% to 0.25%) which is denominated in CAD based on the local currencies of the positions within the swap	12/12/2049	997	3	2	5

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)
Long Positions
Common Stocks
Canada
Agnico Eagle Mines Ltd.	4	997	3	0.0	(g)

Total Long Positions of Total Return Swaps		997	3	0.0	(g)

Total of Long and Short Positions of Total Return Swaps		997	3	0.0	(g)

SEE NOTES TO FINANCIAL STATEMENTS.

580	SIX CIRCLES TRUST	DECEMBER 31, 2025

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE (1)	NET UNREALIZED APPRECIATION/ (DEPRECIATION) ($) (2)	NET CASH AND OTHER RECEIVABLES/ PAYABLES ($)	VALUE ($)
UBS AG London	The Fund receives a return on portfolio of long and short equity positions and pays or receives one day SARON on long positions and short positions respectively, plus or minus spread (rates range from 0% to 0%) which is denominated in CHF based on the local currencies of the positions within the swap	12/05/2049	10	1	—	1

REFERENCE ENTITY	SHARES		NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)
Long Positions
Common Stocks
Switzerland
Temenos AG	—	(h)	10	1	0.0	(g)

Total Long Positions of Total Return Swaps			10	1	0.0	(g)

Total of Long and Short Positions of Total Return Swaps			10	1	0.0	(g)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE (1)	NET UNREALIZED APPRECIATION/ (DEPRECIATION) ($) (2)	NET CASH AND OTHER RECEIVABLES/ PAYABLES ($)	VALUE ($)
UBS AG London	The Fund receives a return on portfolio of long and short equity positions and pays or receives one day SARON on long positions and short positions respectively, plus or minus spread (rates range from 0% to 0.26%) which is denominated in CHF based on the local currencies of the positions within the swap	09/02/2030	1,069	(82)	—	(82)

REFERENCE ENTITY	SHARES		NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
Short Positions
Common Stocks
Switzerland
Avolta AG	—	(h)	(5)	—	(h)	0.0	(g)
Belimo Holding AG	—	(h)	(21)	—	(h)	0.0	(g)
Galderma Group AG	(1)		(88)	3		0.0	(g)
Geberit AG	—	(h)	(83)	—	(h)	0.0	(g)
Givaudan SA	—	(h)	(44)	—	(h)	0.0	(g)
Kuehne + Nagel International AG	—	(h)	(23)	—	(h)	0.0	(g)
Straumann Holding AG	—	(h)	(43)	—	(h)	0.0	(g)
Swiss Life Holding AG	—	(h)	(30)	(1)		0.0	(g)
Swiss Prime Site AG	(1)		(100)	(5)		0.0	(g)
Swiss Re AG	—	(h)	(17)	—	(h)	0.0	(g)
Swisscom AG	—	(h)	(96)	(4)		0.0	(g)

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2025	SIX CIRCLES TRUST	581

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2025 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

REFERENCE ENTITY	SHARES		NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
Short Positions — continued
Common Stocks — continued
Switzerland — continued
VAT Group AG	—	(h)	(46)	1		0.0	(g)
Zurich Insurance Group AG	—	(h)	(53)	(1)		0.0	(g)

Total Short Positions of Total Return Swaps			(649)	(7)		0.0	(g)

Long Positions
Common Stocks
Switzerland
ABB Ltd.	1		57	—	(h)	0.0	(g)
Accelleron Industries AG	1		37	(1)		0.0	(g)
Chocoladefabriken Lindt & Spruengli AG	—	(h)	70	—	(h)	0.0	(g)
EMS-Chemie Holding AG	—	(h)	23	—	(h)	0.0	(g)
Flughafen Zurich AG	—	(h)	2	—	(h)	0.0	(g)
Holcim AG	1		40	1		0.0	(g)
Julius Baer Group Ltd.	—	(h)	29	1		0.0	(g)
Logitech International SA	10		846	(89)		0.0	(g)
Novartis AG	1		158	4		0.0	(g)
Partners Group Holding AG	—	(h)	29	1		0.0	(g)
PSP Swiss Property AG	—	(h)	8	—	(h)	0.0	(g)
Schindler Holding AG	—	(h)	57	1		0.0	(g)
SGS SA	—	(h)	25	1		0.0	(g)
SIG Group AG	1		10	2		0.0	(g)
Sonova Holding AG	1		215	1		0.0	(g)
Sunrise Communications AG	—	(h)	4	—	(h)	0.0	(g)
Swatch Group AG (The)	1		87	2		0.0	(g)
Swissquote Group Holding SA	—	(h)	21	1		0.0	(g)

Total Long Positions of Total Return Swaps			1,718	(75)		0.0	(g)

Total of Long and Short Positions of Total Return Swaps			1,069	(82)		0.0	(g)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE (1)	NET UNREALIZED APPRECIATION/ (DEPRECIATION) ($) (2)		NET CASH AND OTHER RECEIVABLES/ PAYABLES ($)	VALUE ($)
UBS AG London	The Fund receives a return on portfolio of long and short equity positions and pays or receives one day SARON on long positions and short positions respectively, plus or minus spread (rates range from 0% to 0%) which is denominated in CHF based on the local currencies of the positions within the swap	12/15/2049	4	—	(h)	—	—	(h)

SEE NOTES TO FINANCIAL STATEMENTS.

582	SIX CIRCLES TRUST	DECEMBER 31, 2025

REFERENCE ENTITY	SHARES		NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
Long Positions
Common Stocks
Switzerland
Barry Callebaut AG	—	(h)	4	—	(h)	0.0	(g)

Total Long Positions of Total Return Swaps			4	—	(h)	0.0	(g)

Total of Long and Short Positions of Total Return Swaps			4	—	(h)	0.0	(g)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE (1)	NET UNREALIZED APPRECIATION/ (DEPRECIATION) ($) (2)	NET CASH AND OTHER RECEIVABLES/ PAYABLES ($)	VALUE ($)
UBS AG London	The Fund receives a return on portfolio of long and short equity positions and pays or receives one day DESTR on long positions and short positions respectively, plus or minus spread (rates range from 0% to 0%) which is denominated in DKK based on the local currencies of the positions within the swap	12/03/2049	(907)	(1)	—	(1)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)
Short Positions
Common Stocks
Denmark
Carlsberg A/S	(1)	(907)	(1)	0.0	(g)

Total Short Positions of Total Return Swaps		(907)	(1)	0.0	(g)

Total of Long and Short Positions of Total Return Swaps		(907)	(1)	0.0	(g)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE (1)	NET UNREALIZED APPRECIATION/ (DEPRECIATION) ($) (2)	NET CASH AND OTHER RECEIVABLES/ PAYABLES ($)	VALUE ($)
UBS AG London	The Fund receives a return on portfolio of long and short equity positions and pays or receives one day DESTR on long positions and short positions respectively, plus or minus spread (rates range from 0% to 0.25%) which is denominated in DKK based on the local currencies of the positions within the swap	09/02/2030	4,068	—	—	—

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2025	SIX CIRCLES TRUST	583

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2025 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)
Short Positions
Common Stocks
Denmark
Danske Bank A/S	(1)	(207)	(1)	0.0	(g)
Novo Nordisk A/S	(3)	(934)	(5)	0.0	(g)
Novonesis Novozymes B	(3)	(1,271)	(8)	0.0	(g)
Orsted A/S	(3)	(423)	7	0.0	(g)
ROCKWOOL A/S	(2)	(401)	— (h)	0.0	(g)

Total Short Positions of Total Return Swaps		(3,236)	(7)	0.0	(g)

Long Positions
Common Stocks
Denmark
AP Moller — Maersk A/S	— (h)	3,906	— (h)	0.0	(g)
Coloplast A/S	— (h)	87	— (h)	0.0	(g)
Pandora A/S	1	512	2	0.0	(g)
Tryg A/S	10	1,565	8	0.0	(g)
Vestas Wind Systems A/S	4	683	1	0.0	(g)
Zealand Pharma A/S	1	551	(4)	0.0	(g)

Total Long Positions of Total Return Swaps		7,304	7	0.0	(g)

Total of Long and Short Positions of Total Return Swaps		4,068	—	0.0	(g)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE (1)	NET UNREALIZED APPRECIATION/ (DEPRECIATION) ($) (2)	NET CASH AND OTHER RECEIVABLES/ PAYABLES ($)	VALUE ($)
UBS AG London	The Fund receives a return on portfolio of long and short equity positions and pays or receives one day €STER on long positions and short positions respectively, plus or minus spread (rates range from 0% to 0%) which is denominated in EUR based on the local currencies of the positions within the swap	12/04/2049	(222)	1	—	1

REFERENCE ENTITY	SHARES		NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
Short Positions
Common Stocks
France
Carrefour SA	(13)		(184)	1		0.0	(g)

Germany
Bayerische Motoren Werke AG	—	(h)	(38)	—	(h)	0.0	(g)

Total Short Positions of Total Return Swaps			(222)	1		0.0	(g)

Total of Long and Short Positions of Total Return Swaps			(222)	1		0.0	(g)

SEE NOTES TO FINANCIAL STATEMENTS.

584	SIX CIRCLES TRUST	DECEMBER 31, 2025

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE (1)	NET UNREALIZED APPRECIATION/ (DEPRECIATION) ($) (2)		NET CASH AND OTHER RECEIVABLES/ PAYABLES ($)	VALUE ($)
UBS AG London	The Fund receives a return on portfolio of long and short equity positions and pays or receives one day €STER on long positions and short positions respectively, plus or minus spread (rates range from 0% to 0%) which is denominated in EUR based on the local currencies of the positions within the swap	12/19/2049	(25)	—	(h)	—	—	(h)

REFERENCE ENTITY	SHARES		NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
Short Positions
Common Stocks
Germany
Puma SE	(1)		(31)	—	(h)	0.0	(g)

Total Short Positions of Total Return Swaps			(31)	—	(h)	0.0	(g)

Long Positions
Common Stocks
Germany
SAP SE	—	(h)	6	—	(h)	0.0	(g)

Total Long Positions of Total Return Swaps			6	—	(h)	0.0	(g)

Total of Long and Short Positions of Total Return Swaps			(25)	—	(h)	0.0	(g)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE (1)	NET UNREALIZED APPRECIATION/ (DEPRECIATION) ($) (2)	NET CASH AND OTHER RECEIVABLES/ PAYABLES ($)	VALUE ($)
UBS AG London	The Fund receives a return on portfolio of long and short equity positions and pays or receives one day €STER on long positions and short positions respectively, plus or minus spread (rates range from 0% to 0%) which is denominated in EUR based on the local currencies of the positions within the swap	12/11/2049	(1,186)	11	—	11

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)
Short Positions
Common Stocks
Germany
Rheinmetall AG	(1)	(1,186)	11	0.0	(g)

Total Short Positions of Total Return Swaps		(1,186)	11	0.0	(g)

Total of Long and Short Positions of Total Return Swaps		(1,186)	11	0.0	(g)

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2025	SIX CIRCLES TRUST	585

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2025 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE (1)	NET UNREALIZED APPRECIATION/ (DEPRECIATION) ($) (2)		NET CASH AND OTHER RECEIVABLES/ PAYABLES ($)	VALUE ($)
UBS AG London	The Fund receives a return on portfolio of long and short equity positions and pays or receives one day €STER on long positions and short positions respectively, plus or minus spread (rates range from 0% to 0%) which is denominated in EUR based on the local currencies of the positions within the swap	12/14/2049	99	—	(h)	—	—	(h)

REFERENCE ENTITY	SHARES		NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
Long Positions
Common Stocks
Germany
Allianz SE	—	(h)	99	—	(h)	0.0	(g)

Total Long Positions of Total Return Swaps			99	—	(h)	0.0	(g)

Total of Long and Short Positions of Total Return Swaps			99	—	(h)	0.0	(g)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE (1)	NET UNREALIZED APPRECIATION/ (DEPRECIATION) ($) (2)	NET CASH AND OTHER RECEIVABLES/ PAYABLES ($)	VALUE ($)
UBS AG London	The Fund receives a return on portfolio of long and short equity positions and pays or receives one day €STER on long positions and short positions respectively, plus or minus spread (rates range from 0% to 0%) which is denominated in EUR based on the local currencies of the positions within the swap	12/17/2049	60	2	—	2

REFERENCE ENTITY	SHARES		NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
Long Positions
Common Stocks
Germany
Deutsche Boerse AG	—	(h)	55	2		0.0	(g)

Netherlands
Wolters Kluwer NV	—	(h)	5	—	(h)	0.0	(g)

Total Long Positions of Total Return Swaps			60	2		0.0	(g)

Total of Long and Short Positions of Total Return Swaps			60	2		0.0	(g)

SEE NOTES TO FINANCIAL STATEMENTS.

586	SIX CIRCLES TRUST	DECEMBER 31, 2025

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE (1)	NET UNREALIZED APPRECIATION/ (DEPRECIATION) ($) (2)	NET CASH AND OTHER RECEIVABLES/ PAYABLES ($)	VALUE ($)
UBS AG London	The Fund receives a return on portfolio of long and short equity positions and pays or receives one day €STER on long positions and short positions respectively, plus or minus spread (rates range from 0% to 0%) which is denominated in EUR based on the local currencies of the positions within the swap	12/31/2049	161	3	—	3

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)
Long Positions
Common Stocks
Spain
Naturgy Energy Group SA	6	161	3	0.0	(g)

Total Long Positions of Total Return Swaps		161	3	0.0	(g)

Total of Long and Short Positions of Total Return Swaps		161	3	0.0	(g)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE (1)	NET UNREALIZED APPRECIATION/ (DEPRECIATION) ($) (2)	NET CASH AND OTHER RECEIVABLES/ PAYABLES ($)	VALUE ($)
UBS AG London	The Fund receives a return on portfolio of long and short equity positions and pays or receives one day €STER on long positions and short positions respectively, plus or minus spread (rates range from 0% to 0%) which is denominated in EUR based on the local currencies of the positions within the swap	12/09/2049	(129)	(8)	—	(8)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)
Short Positions
Common Stocks
Germany
Infineon Technologies AG	(4)	(129)	(8)	0.0	(g)

Total Short Positions of Total Return Swaps		(129)	(8)	0.0	(g)

Total of Long and Short Positions of Total Return Swaps		(129)	(8)	0.0	(g)

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2025	SIX CIRCLES TRUST	587

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2025 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE (1)	NET UNREALIZED APPRECIATION/ (DEPRECIATION) ($) (2)	NET CASH AND OTHER RECEIVABLES/ PAYABLES ($)	VALUE ($)
UBS AG London	The Fund receives a return on portfolio of long and short equity positions and pays or receives one day €STER on long positions and short positions respectively, plus or minus spread (rates range from 0% to 0.26%) which is denominated in EUR based on the local currencies of the positions within the swap	09/02/2030	8,533	225	23	248

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
Short Positions
Common Stocks
Austria
Verbund AG	(1)	(67)	(1)		0.0	(g)

Belgium
Anheuser-Busch InBev SA	(1)	(28)	—	(h)	0.0	(g)
Elia Group SA	— (h)	(5)	—	(h)	0.0	(g)
Lotus Bakeries NV	— (h)	(23)	(1)		0.0	(g)
Syensqo SA	— (h)	(16)	—	(h)	0.0	(g)

Finland
Fortum OYJ	(3)	(56)	—	(h)	0.0	(g)
Kesko OYJ	(1)	(22)	(1)		0.0	(g)
Nordea Bank Abp	— (h)	(1)	—	(h)	0.0	(g)
Orion OYJ	— (h)	(4)	—	(h)	0.0	(g)
Stora Enso OYJ	(3)	(33)	(1)		0.0	(g)

France
Aeroports de Paris SA	(1)	(126)	21		0.0	(g)
Alstom SA	(1)	(15)	—	(h)	0.0	(g)
Amundi SA	— (h)	(27)	(1)		0.0	(g)
Arkema SA	— (h)	(5)	—	(h)	0.0	(g)
Bouygues SA	(2)	(86)	(1)		0.0	(g)
Danone SA	(10)	(776)	3		0.0	(g)
Dassault Aviation SA	— (h)	(88)	(1)		0.0	(g)
Edenred SE	(1)	(10)	—	(h)	0.0	(g)
FDJ UNITED	(1)	(29)	(1)		0.0	(g)
Gaztransport Et Technigaz SA	— (h)	(8)	—	(h)	0.0	(g)
Getlink SE	(1)	(19)	(1)		0.0	(g)
Hermes International SCA	— (h)	(283)	4		0.0	(g)
Rexel SA	— (h)	(10)	—	(h)	0.0	(g)
Sartorius Stedim Biotech	— (h)	(47)	(1)		0.0	(g)
Schneider Electric SE	(4)	(920)	35		0.0	(g)
TotalEnergies SE	(4)	(233)	—	(h)	0.0	(g)
Unibail-Rodamco-Westfield	(1)	(110)	(1)		0.0	(g)

Germany
Bayer AG	(2)	(66)	(2)		0.0	(g)
Bayerische Motoren Werke AG	— (h)	(13)	(1)		0.0	(g)
Beiersdorf AG	(2)	(150)	—	(h)	0.0	(g)
Brenntag SE	— (h)	(7)	—	(h)	0.0	(g)

SEE NOTES TO FINANCIAL STATEMENTS.

588	SIX CIRCLES TRUST	DECEMBER 31, 2025

REFERENCE ENTITY	SHARES		NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
Short Positions — continued
Common Stocks — continued
Germany — continued
CTS Eventim AG & Co. KGaA	—	(h)	(21)	(1)		0.0	(g)
Daimler Truck Holding AG	—	(h)	(6)	—	(h)	0.0	(g)
MTU Aero Engines AG	—	(h)	(27)	—	(h)	0.0	(g)
Talanx AG	—	(h)	(11)	—	(h)	0.0	(g)
Volkswagen AG	—	(h)	(14)	1		0.0	(g)

Ireland
AIB Group plc	(19)		(174)	(4)		0.0	(g)
Bank of Ireland Group plc	(1)		(18)	—	(h)	0.0	(g)
Kingspan Group plc	—	(h)	(11)	—	(h)	0.0	(g)

Italy
A2A SpA	(11)		(26)	—	(h)	0.0	(g)
Brunello Cucinelli SpA	—	(h)	(23)	—	(h)	0.0	(g)
Buzzi SpA	—	(h)	(19)	—	(h)	0.0	(g)
Davide Campari-Milano NV	(1)		(8)	1		0.0	(g)
FinecoBank Banca Fineco SpA	(2)		(32)	(2)		0.0	(g)
Infrastrutture Wireless Italiane SpA	(3)		(27)	(1)		0.0	(g)
Moncler SpA	(1)		(63)	2		0.0	(g)

Luxembourg
ArcelorMittal SA	—	(h)	(19)	—	(h)	0.0	(g)
CVC Capital Partners plc	(3)		(38)	—	(h)	0.0	(g)

Netherlands
ABN AMRO Bank NV	(1)		(32)	(1)		0.0	(g)
Aegon Ltd.	(2)		(11)	—	(h)	0.0	(g)
Argenx SE	—	(h)	(4)	—	(h)	0.0	(g)
Ferrovial SE	—	(h)	(12)	1		0.0	(g)
IMCD NV	—	(h)	(6)	—	(h)	0.0	(g)
Randstad NV	(1)		(33)	—	(h)	0.0	(g)
Universal Music Group NV	(3)		(70)	(1)		0.0	(g)

Poland
InPost SA	(1)		(9)	—	(h)	0.0	(g)

Portugal
Banco Comercial Portugues SA	(90)		(78)	(4)		0.0	(g)
Jeronimo Martins SGPS SA	(1)		(25)	—	(h)	0.0	(g)

Spain
Cellnex Telecom SA	—	(h)	(9)	(1)		0.0	(g)
EDP Renovaveis SA	(1)		(11)	—	(h)	0.0	(g)
Mapfre SA	(25)		(106)	(2)		0.0	(g)

Total Short Positions of Total Return Swaps			(4,226)	37		0.0	(g)

Long Positions
Common Stocks
Austria
BAWAG Group AG	—	(h)	25	1		0.0	(g)

Belgium
Ageas SA	2		107	3		0.0	(g)
Financiere de Tubize SA	—	(h)	6	—	(h)	0.0	(g)
Groupe Bruxelles Lambert NV	—	(h)	22	—	(h)	0.0	(g)
Sofina SA	—	(h)	24	1		0.0	(g)

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2025	SIX CIRCLES TRUST	589

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2025 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

REFERENCE ENTITY	SHARES		NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
Long Positions — continued
Common Stocks — continued
Finland
Kone OYJ	2		124	2		0.0	(g)
Nokia OYJ	64		340	22		0.0	(g)
Sampo OYJ	5		45	2		0.0	(g)
Wartsila OYJ Abp	—	(h)	12	—	(h)	0.0	(g)

France
Air Liquide SA	3		435	2		0.0	(g)
AXA SA	3		128	1		0.0	(g)
BNP Paribas SA	10		790	20		0.0	(g)
Bollore SE	28		130	5		0.0	(g)
Bureau Veritas SA	2		45	1		0.0	(g)
Covivio SA	1		31	2		0.0	(g)
Gecina SA	4		319	7		0.0	(g)
Ipsen SA	3		308	(9)		0.0	(g)
Klepierre SA	13		440	11		0.0	(g)
L’Oreal SA	—	(h)	184	(4)		0.0	(g)
Publicis Groupe SA	8		733	(8)		0.0	(g)
Safran SA	4		1,309	23		0.0	(g)
Sanofi SA	7		545	17		0.0	(g)
SCOR SE	2		62	4		0.0	(g)
Societe Generale SA	—	(h)	12	—	(h)	0.0	(g)
Sodexo SA	—	(h)	11	—	(h)	0.0	(g)
Thales SA	—	(h)	91	(1)		0.0	(g)
Valeo SE	1		15	—	(h)	0.0	(g)
Vinci SA	5		628	(1)		0.0	(g)

Germany
Aurubis AG	—	(h)	42	3		0.0	(g)
Continental AG	—	(h)	28	1		0.0	(g)
E.ON SE	19		291	17		0.0	(g)
Evonik Industries AG	8		108	2		0.0	(g)
GEA Group AG	3		141	6		0.0	(g)
Henkel AG & Co. KGaA	—	(h)	24	—	(h)	0.0	(g)
Knorr-Bremse AG	1		133	4		0.0	(g)
LEG Immobilien SE	1		82	3		0.0	(g)
Mercedes-Benz Group AG	1		50	(1)		0.0	(g)
Nemetschek SE	4		335	(1)		0.0	(g)
Nordex SE	2		58	(1)		0.0	(g)
Scout24 SE	—	(h)	29	—	(h)	0.0	(g)
Siemens Energy AG	1		78	—	(h)	0.0	(g)
Siemens Healthineers AG	—	(h)	22	—	(h)	0.0	(g)
Symrise AG	3		230	8		0.0	(g)
Vonovia SE	10		243	5		0.0	(g)

Ireland
Kerry Group plc	1		107	4		0.0	(g)

Italy
Amplifon SpA	7		101	(2)		0.0	(g)
Eni SpA	4		56	1		0.0	(g)
Italgas SpA	—	(h)	1	—	(h)	0.0	(g)
Mediobanca Banca di Credito Finanziario SpA	20		345	22		0.0	(g)
Poste Italiane SpA	1		17	1		0.0	(g)
Saipem SpA	2		4	—	(h)	0.0	(g)
Snam SpA	7		39	1		0.0	(g)

SEE NOTES TO FINANCIAL STATEMENTS.

590	SIX CIRCLES TRUST	DECEMBER 31, 2025

REFERENCE ENTITY	SHARES		NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)
Long Positions — continued
Common Stocks — continued
Luxembourg
Eurofins Scientific SE	2		124	10	0.0	(g)

Netherlands
ASM International NV	—	(h)	138	1	0.0	(g)
ASR Nederland NV	3		165	3	0.0	(g)
BE Semiconductor Industries NV	—	(h)	13	— (h)	0.0	(g)
Euronext NV	—	(h)	35	1	0.0	(g)
Koninklijke Philips NV	4		91	2	0.0	(g)
NN Group NV	1		52	2	0.0	(g)
QIAGEN NV	1		38	1	0.0	(g)

Portugal
EDP SA	29		112	4	0.0	(g)
Galp Energia SGPS SA	17		246	7	0.0	(g)

Spain
ACS Actividades de Construccion y Servicios SA	2		155	(3)	0.0	(g)
Bankinter SA	16		226	2	0.0	(g)
CaixaBank SA	4		39	1	0.0	(g)
Enagas SA	23		315	(9)	0.0	(g)
Repsol SA	1		23	— (h)	0.0	(g)
Telefonica SA	168		611	(28)	0.0	(g)

Switzerland
DSM-Firmenich AG	13		891	20	0.0	(g)

Total Long Positions of Total Return Swaps			12,759	188	0.0	(g)

Total of Long and Short Positions of Total Return Swaps			8,533	225	0.0	(g)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE (1)	NET UNREALIZED APPRECIATION/ (DEPRECIATION) ($) (2)	NET CASH AND OTHER RECEIVABLES/ PAYABLES ($)	VALUE ($)
UBS AG London	The Fund receives a return on portfolio of long and short equity positions and pays or receives one day €STER on long positions and short positions respectively, plus or minus spread (rates range from 0% to 0%) which is denominated in EUR based on the local currencies of the positions within the swap	12/18/2049	(46)	(2)	—	(2)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)
Short Positions
Common Stocks
Finland
UPM-Kymmene OYJ	(2)	(46)	(2)	0.0	(g)

Total Short Positions of Total Return Swaps		(46)	(2)	0.0	(g)

Total of Long and Short Positions of Total Return Swaps		(46)	(2)	0.0	(g)

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2025	SIX CIRCLES TRUST	591

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2025 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE (1)	NET UNREALIZED APPRECIATION/ (DEPRECIATION) ($) (2)	NET CASH AND OTHER RECEIVABLES/ PAYABLES ($)	VALUE ($)
UBS AG London	The Fund receives a return on portfolio of long and short equity positions and pays or receives one day €STER on long positions and short positions respectively, plus or minus spread (rates range from 0% to 0%) which is denominated in EUR based on the local currencies of the positions within the swap	12/22/2049	(35)	(1)	—	(1)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)
Short Positions
Common Stocks
France
Teleperformance SE	(1)	(35)	(1)	0.0	(g)

Total Short Positions of Total Return Swaps		(35)	(1)	0.0	(g)

Total of Long and Short Positions of Total Return Swaps		(35)	(1)	0.0	(g)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE (1)	NET UNREALIZED APPRECIATION/ (DEPRECIATION) ($) (2)	NET CASH AND OTHER RECEIVABLES/ PAYABLES ($)		VALUE ($)
UBS AG London	The Fund receives a return on portfolio of long and short equity positions and pays or receives one day SONIA on long positions and short positions respectively, plus or minus spread (rates range from 0.25% to 0.25%) which is denominated in GBP based on the local currencies of the positions within the swap	12/17/2049	11	1	—	(h)	1

REFERENCE ENTITY	SHARES		NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)
Long Positions
Common Stocks
United Kingdom
Bellway plc	—	(h)	11	1	0.0	(g)

Total Long Positions of Total Return Swaps			11	1	0.0	(g)

Total of Long and Short Positions of Total Return Swaps			11	1	0.0	(g)

SEE NOTES TO FINANCIAL STATEMENTS.

592	SIX CIRCLES TRUST	DECEMBER 31, 2025

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE (1)	NET UNREALIZED APPRECIATION/ (DEPRECIATION) ($) (2)	NET CASH AND OTHER RECEIVABLES/ PAYABLES ($)	VALUE ($)
UBS AG London	The Fund receives a return on portfolio of long and short equity positions and pays or receives one day SONIA on long positions and short positions respectively, plus or minus spread (rates range from 0% to 0%) which is denominated in GBP based on the local currencies of the positions within the swap	12/23/2049	(12)	1	—	1

REFERENCE ENTITY	SHARES		NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)
Short Positions
Common Stocks
Ireland
DCC plc	—	(h)	(12)	1	0.0	(g)

Total Short Positions of Total Return Swaps			(12)	1	0.0	(g)

Total of Long and Short Positions of Total Return Swaps			(12)	1	0.0	(g)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE (1)	NET UNREALIZED APPRECIATION/ (DEPRECIATION) ($) (2)		NET CASH AND OTHER RECEIVABLES/ PAYABLES ($)	VALUE ($)
UBS AG London	The Fund receives a return on portfolio of long and short equity positions and pays or receives one day SONIA on long positions and short positions respectively, plus or minus spread (rates range from 0% to 0%) which is denominated in GBP based on the local currencies of the positions within the swap	12/18/2049	(25)	—	(h)	(1)	(1)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
Short Positions
Common Stocks
United Kingdom
Associated British Foods plc	(1)	(25)	—	(h)	0.0	(g)

Total Short Positions of Total Return Swaps		(25)	—	(h)	0.0	(g)

Total of Long and Short Positions of Total Return Swaps		(25)	—	(h)	0.0	(g)

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2025	SIX CIRCLES TRUST	593

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2025 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE (1)	NET UNREALIZED APPRECIATION/ (DEPRECIATION) ($) (2)		NET CASH AND OTHER RECEIVABLES/ PAYABLES ($)		VALUE ($)
UBS AG London	The Fund receives a return on portfolio of long and short equity positions and pays or receives one day SONIA on long positions and short positions respectively, plus or minus spread (rates range from 0.25% to 0.25%) which is denominated in GBP based on the local currencies of the positions within the swap	12/22/2049	123	—	(h)	—	(h)	—	(h)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
Long Positions
Common Stocks
United Kingdom
Halma plc	3	123	—	(h)	0.0	(g)

Total Long Positions of Total Return Swaps		123	—	(h)	0.0	(g)

Total of Long and Short Positions of Total Return Swaps		123	—	(h)	0.0	(g)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE (1)	NET UNREALIZED APPRECIATION/ (DEPRECIATION) ($) (2)	NET CASH AND OTHER RECEIVABLES/ PAYABLES ($)	VALUE ($)
UBS AG London	The Fund receives a return on portfolio of long and short equity positions and pays or receives one day SONIA on long positions and short positions respectively, plus or minus spread (rates range from 0.25% to 0.25%) which is denominated in GBP based on the local currencies of the positions within the swap	12/10/2049	323	18	—	18

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)
Long Positions
Common Stocks
United Kingdom
HSBC Holdings plc	29	323	18	0.0	(g)

Total Long Positions of Total Return Swaps		323	18	0.0	(g)

Total of Long and Short Positions of Total Return Swaps		323	18	0.0	(g)

SEE NOTES TO FINANCIAL STATEMENTS.

594	SIX CIRCLES TRUST	DECEMBER 31, 2025

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE (1)	NET UNREALIZED APPRECIATION/ (DEPRECIATION) ($) (2)	NET CASH AND OTHER RECEIVABLES/ PAYABLES ($)	VALUE ($)
UBS AG London	The Fund receives a return on portfolio of long and short equity positions and pays or receives one day SONIA on long positions and short positions respectively, plus or minus spread (rates range from 0.15% to 0.25%) which is denominated in GBP based on the local currencies of the positions within the swap	12/15/2049	1,217	36	1	37

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)
Long Positions
Common Stocks
United Kingdom
Babcock International Group plc	19	233	(4)	0.0	(g)
Pearson plc	49	514	4	0.0	(g)
Taylor Wimpey plc	462	470	36	0.0	(g)

Total Long Positions of Total Return Swaps		1,217	36	0.0	(g)

Total of Long and Short Positions of Total Return Swaps		1,217	36	0.0	(g)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE (1)	NET UNREALIZED APPRECIATION/ (DEPRECIATION) ($) (2)		NET CASH AND OTHER RECEIVABLES/ PAYABLES ($)	VALUE ($)
UBS AG London	The Fund receives a return on portfolio of long and short equity positions and pays or receives one day SONIA on long positions and short positions respectively, plus or minus spread (rates range from 0% to 0%) which is denominated in GBP based on the local currencies of the positions within the swap	12/24/2049	(4)	—	(h)	—	—	(h)

REFERENCE ENTITY	SHARES		NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
Short Positions
Common Stocks
United Kingdom
Howden Joinery Group plc	—	(h)	(4)	—	(h)	0.0	(g)

Total Short Positions of Total Return Swaps			(4)	—	(h)	0.0	(g)

Total of Long and Short Positions of Total Return Swaps			(4)	—	(h)	0.0	(g)

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2025	SIX CIRCLES TRUST	595

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2025 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE (1)	NET UNREALIZED APPRECIATION/ (DEPRECIATION) ($) (2)	NET CASH AND OTHER RECEIVABLES/ PAYABLES ($)	VALUE ($)
UBS AG London	The Fund receives a return on portfolio of long and short equity positions and pays or receives one day SONIA on long positions and short positions respectively, plus or minus spread (rates range from 0% to 0.25%) which is denominated in GBP based on the local currencies of the positions within the swap	09/02/2030	2,598	123	7	130

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
Short Positions
Common Stocks
Bermuda
Hiscox Ltd.	(1)	(7)	—	(h)	0.0	(g)

Mexico
Fresnillo plc	(7)	(204)	(46)		0.0	(g)

Peru
Hochschild Mining plc	(1)	(5)	—	(h)	0.0	(g)

United Kingdom
Ashtead Group plc	— (h)	(24)	1		0.0	(g)
Barratt Redrow plc	(9)	(33)	(3)		0.0	(g)
Beazley plc	(8)	(67)	—	(h)	0.0	(g)
Berkeley Group Holdings plc	— (h)	(13)	(1)		0.0	(g)
BT Group plc	(10)	(18)	—	(h)	0.0	(g)
Bunzl plc	(1)	(19)	1		0.0	(g)
Centrica plc	(28)	(47)	(1)		0.0	(g)
Croda International plc	(1)	(25)	—	(h)	0.0	(g)
easyJet plc	(2)	(8)	—	(h)	0.0	(g)
Haleon plc	(44)	(162)	(4)		0.0	(g)
International Consolidated Airlines Group SA	(7)	(30)	—	(h)	0.0	(g)
JD Sports Fashion plc	(3)	(3)	—	(h)	0.0	(g)
Land Securities Group plc	(2)	(12)	(1)		0.0	(g)
Marks & Spencer Group plc	(5)	(16)	—	(h)	0.0	(g)
Melrose Industries plc	(2)	(13)	(1)		0.0	(g)
Mondi plc	(4)	(35)	(1)		0.0	(g)
Persimmon plc	(3)	(34)	(2)		0.0	(g)
Primary Health Properties plc	(7)	(7)	—	(h)	0.0	(g)
Rentokil Initial plc	(5)	(19)	(1)		0.0	(g)
Segro plc	(5)	(36)	(2)		0.0	(g)
Shell plc	— (h)	(6)	—	(h)	0.0	(g)
Smith & Nephew plc	(1)	(10)	—	(h)	0.0	(g)
Spirax Group plc	— (h)	(11)	—	(h)	0.0	(g)
SSE plc	(5)	(98)	(2)		0.0	(g)
WPP plc	(26)	(86)	—	(h)	0.0	(g)

Total Short Positions of Total Return Swaps		(1,048)	(63)		0.0	(g)

Long Positions
Common Stocks
Chile
Antofagasta plc	7	220	23		0.0	(g)

SEE NOTES TO FINANCIAL STATEMENTS.

596	SIX CIRCLES TRUST	DECEMBER 31, 2025

REFERENCE ENTITY	SHARES		NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
Short Positions — continued
Common Stocks — continued

Ireland
Experian plc	1		44	—	(h)	0.0	(g)

Switzerland
Coca-Cola HBC AG	—	(h)	13	—	(h)	0.0	(g)

United Kingdom
Admiral Group plc	11		338	5		0.0	(g)
Airtel Africa plc	9		30	4		0.0	(g)
Anglo American plc	1		29	3		0.0	(g)
Aviva plc	16		105	4		0.0	(g)
Barclays plc	246		1,120	72		0.0	(g)
British Land Co. plc/The	5		19	1		0.0	(g)
Burberry Group plc	1		15	(1)		0.0	(g)
Compass Group plc	3		76	1		0.0	(g)
Entain plc	7		54	3		0.0	(g)
IG Group Holdings plc	5		55	10		0.0	(g)
IMI plc	—	(h)	10	—	(h)	0.0	(g)
Imperial Brands plc	1		31	(1)		0.0	(g)
InterContinental Hotels Group plc	2		242	4		0.0	(g)
Intertek Group plc	1		24	1		0.0	(g)
J Sainsbury plc	26		85	1		0.0	(g)
JET2 plc	1		15	1		0.0	(g)
Johnson Matthey plc	2		33	2		0.0	(g)
Kingfisher plc	8		25	1		0.0	(g)
London Stock Exchange Group plc	1		50	3		0.0	(g)
M&G plc	9		26	1		0.0	(g)
NatWest Group plc	27		171	7		0.0	(g)
Next plc	1		86	2		0.0	(g)
Phoenix Group Holdings plc	8		58	5		0.0	(g)
Reckitt Benckiser Group plc	—	(h)	7	—	(h)	0.0	(g)
RELX plc	1		18	—	(h)	0.0	(g)
Rightmove plc	28		150	(3)		0.0	(g)
Sage Group plc (The)	14		152	(1)		0.0	(g)
Schroders plc	8		29	2		0.0	(g)
Smiths Group plc	3		71	—	(h)	0.0	(g)
Standard Chartered plc	4		73	3		0.0	(g)
Vodafone Group plc	29		28	1		0.0	(g)

United States
Carnival plc	7		144	32		0.0	(g)

Total Long Positions of Total Return Swaps			3,646	186		0.0	(g)

Total of Long and Short Positions of Total Return Swaps			2,598	123		0.0	(g)

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2025	SIX CIRCLES TRUST	597

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2025 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

COUNTERPARTY	Description	TERMINATION DATE	NOTIONAL VALUE (1)	NET UNREALIZED APPRECIATION/ (DEPRECIATION) ($) (2)		NET CASH AND OTHER RECEIVABLES/ PAYABLES ($)	VALUE ($)
UBS AG London	The Fund receives a return on portfolio of long and short equity positions and pays or receives one day HONIA on long positions and short positions respectively, plus or minus spread (rates range from 0% to 0%) which is denominated in HKD based on the local currencies of the positions within the swap	09/03/2029	(83)	—	(h)	—	—	(h)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)

Short Positions
Common Stocks
Hong Kong
Cowell e Holdings, Inc.	(3)	(83)	—	(h)	0.0	(g)

Total Short Positions of Total Return Swaps		(83)	—	(h)	0.0	(g)

Total of Long and Short Positions of Total Return Swaps		(83)	—	(h)	0.0	(g)

COUNTERPARTY	Description	TERMINATION DATE	NOTIONAL VALUE (1)	NET UNREALIZED APPRECIATION/ (DEPRECIATION) ($) (2)		NET CASH AND OTHER RECEIVABLES/ PAYABLES ($)	VALUE ($)
UBS AG London	The Fund receives a return on portfolio of long and short equity positions and pays or receives one day HONIA on long positions and short positions respectively, plus or minus spread (rates range from 0% to 0%) which is denominated in HKD based on the local currencies of the positions within the swap	12/11/2049	113	—	(h)	—	—	(h)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
Long Positions
Common Stocks
Singapore
ASMPT Ltd.	2	113	—	(h)	0.0	(g)

Total Long Positions of Total Return Swaps		113	—	(h)	0.0	(g)

Total of Long and Short Positions of Total Return Swaps		113	—	(h)	0.0	(g)

SEE NOTES TO FINANCIAL STATEMENTS.

598	SIX CIRCLES TRUST	DECEMBER 31, 2025

COUNTERPARTY	Description	TERMINATION DATE	NOTIONAL VALUE (1)	NET UNREALIZED APPRECIATION/ (DEPRECIATION) ($) (2)	NET CASH AND OTHER RECEIVABLES/ PAYABLES ($)		VALUE ($)
UBS AG London	The Fund receives a return on portfolio of long and short equity positions and pays or receives one day HONIA on long positions and short positions respectively, plus or minus spread (rates range from 0% to 0.25%) which is denominated in HKD based on the local currencies of the positions within the swap	09/02/2030	(1,467)	—	—	(h)	—	(h)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
Short Positions
Common Stocks
Hong Kong
BOC Hong Kong Holdings Ltd.	(2)	(77)	—	(h)	0.0	(g)
CK Infrastructure Holdings Ltd.	(7)	(397)	(1)		0.0	(g)
CLP Holdings Ltd.	(4)	(240)	—	(h)	0.0	(g)
Hong Kong & China Gas Co. Ltd.	(22)	(155)	—	(h)	0.0	(g)
MTR Corp. Ltd.	(40)	(1,213)	3		0.0	(g)
Wharf Holdings Ltd. (The)	(3)	(69)	—	(h)	0.0	(g)

Total Short Positions of Total Return Swaps		(2,151)	2		0.0	(g)

Long Positions
Common Stocks
Hong Kong
CK Asset Holdings Ltd.	2	79	—	(h)	0.0	(g)
Galaxy Entertainment Group Ltd.	1	38	—	(h)	0.0	(g)
Link REIT	2	52	—	(h)	0.0	(g)
Techtronic Industries Co. Ltd.	1	46	—	(h)	0.0	(g)
Singapore
Mobvista, Inc.	30	469	(2)		0.0	(g)

Total Long Positions of Total Return Swaps		684	(2)		0.0	(g)

Total of Long and Short Positions of Total Return Swaps		(1,467)	—		0.0	(g)

COUNTERPARTY	Description	TERMINATION DATE	NOTIONAL VALUE (1)	NET UNREALIZED APPRECIATION/ (DEPRECIATION) ($) (2)	NET CASH AND OTHER RECEIVABLES/ PAYABLES ($)		VALUE ($)
UBS AG London	The Fund receives a return on portfolio of long and short equity positions and pays or receives 4.25% on long positions and short positions respectively, plus or minus spread (rates range from 0% to 0.4%) which is denominated in ILS based on the local currencies of the positions within the swap	09/02/2030	325	17	—	(h)	17

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2025	SIX CIRCLES TRUST	599

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2025 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

REFERENCE ENTITY	SHARES		NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
Short Positions
Common Stocks
Israel
Azrieli Group Ltd.	—	(h)	(16)	—	(h)	0.0	(g)
Mizrahi Tefahot Bank Ltd.	—	(h)	(45)	1		0.0	(g)
Phoenix Financial Ltd.	—	(h)	(50)	1		0.0	(g)

Total Short Positions of Total Return Swaps			(111)	2		0.0	(g)

Long Positions
Common Stocks
Israel
Elbit Systems Ltd.	—	(h)	436	15		0.0	(g)

Total Long Positions of Total Return Swaps			436	15		0.0	(g)

Total of Long and Short Positions of Total Return Swaps			325	17		0.0	(g)

COUNTERPARTY	Description	TERMINATION DATE	NOTIONAL VALUE (1)	NET UNREALIZED APPRECIATION/ (DEPRECIATION) ($) (2)		NET CASH AND OTHER RECEIVABLES/ PAYABLES ($)	VALUE ($)
UBS AG London	The Fund receives a return on portfolio of long and short equity positions and pays or receives 4.25% on long positions and short positions respectively, plus or minus spread (rates range from 0% to 0%) which is denominated in ILS based on the local currencies of the positions within the swap	12/18/2049	25	—	(h)	—	—	(h)

REFERENCE ENTITY	SHARES		NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)

Long Positions
Common Stocks
Israel
Nice Ltd.	—	(h)	25	—	(h)	0.0	(g)

Total Long Positions of Total Return Swaps			25	—	(h)	0.0	(g)

Total of Long and Short Positions of Total Return Swaps			25	—	(h)	0.0	(g)

SEE NOTES TO FINANCIAL STATEMENTS.

600	SIX CIRCLES TRUST	DECEMBER 31, 2025

COUNTERPARTY	Description	TERMINATION DATE	NOTIONAL VALUE (1)	NET UNREALIZED APPRECIATION/ (DEPRECIATION) ($) (2)	NET CASH AND OTHER RECEIVABLES/ PAYABLES ($)	VALUE ($)
UBS AG London	The Fund receives a return on portfolio of long and short equity positions and pays or receives one day MUTSC on long positions and short positions respectively, plus or minus spread (rates range from 0% to 0%) which is denominated in JPY based on the local currencies of the positions within the swap	12/18/2049	8,727	1	—	1

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)
Long Positions
Common Stocks
Japan
Yakult Honsha Co. Ltd.	4	8,727	1	0.0	(g)

Total Long Positions of Total Return Swaps		8,727	1	0.0	(g)

Total of Long and Short Positions of Total Return Swaps		8,727	1	0.0	(g)

COUNTERPARTY	Description	TERMINATION DATE	NOTIONAL VALUE (1)	NET UNREALIZED APPRECIATION/ (DEPRECIATION) ($) (2)	NET CASH AND OTHER RECEIVABLES/ PAYABLES ($)	VALUE ($)
UBS AG London	The Fund receives a return on portfolio of long and short equity positions and pays or receives one day MUTSC on long positions and short positions respectively, plus or minus spread (rates range from 0% to 0%) which is denominated in JPY based on the local currencies of the positions within the swap	12/12/2049	(6,597)	1	—	1

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
Short Positions
Common Stocks
Japan
Mitsubishi Estate Co. Ltd.	(2)	(7,096)	1		0.0	(g)
Taiyo Yuden Co. Ltd.	(1)	(1,759)	—	(h)	0.0	(g)

Total Short Positions of Total Return Swaps		(8,855)	1		0.0	(g)

Long Positions
Common Stocks
Japan
Kansai Electric Power Co., Inc. (The)	1	2,258	—	(h)	0.0	(g)

Total Long Positions of Total Return Swaps		2,258	—	(h)	0.0	(g)

Total of Long and Short Positions of Total Return Swaps		(6,597)	1		0.0	(g)

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2025	SIX CIRCLES TRUST	601

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2025 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

COUNTERPARTY	Description	TERMINATION DATE	NOTIONAL VALUE (1)	NET UNREALIZED APPRECIATION/ (DEPRECIATION) ($) (2)		NET CASH AND OTHER RECEIVABLES/ PAYABLES ($)		VALUE ($)
UBS AG London	The Fund receives a return on portfolio of long and short equity positions and pays or receives one day MUTSC on long positions and short positions respectively, plus or minus spread (rates range from 0% to 0%) which is denominated in JPY based on the local currencies of the positions within the swap	12/11/2049	4,403	—	(h)	—	(h)	—	(h)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
Long Positions
Common Stocks
Japan
Kao Corp.	1	4,403	—	(h)	0.0	(g)

Total Long Positions of Total Return Swaps		4,403	—	(h)	0.0	(g)

Total of Long and Short Positions of Total Return Swaps		4,403	—	(h)	0.0	(g)

COUNTERPARTY	Description	TERMINATION DATE	NOTIONAL VALUE (1)	NET UNREALIZED APPRECIATION/ (DEPRECIATION) ($) (2)		NET CASH AND OTHER RECEIVABLES/ PAYABLES ($)		VALUE ($)
UBS AG London	The Fund receives a return on portfolio of long and short equity positions and pays or receives one day MUTSC on long positions and short positions respectively, plus or minus spread (rates range from 0% to 0%) which is denominated in JPY based on the local currencies of the positions within the swap	12/19/2049	1,215	—	(h)	—	(h)	—	(h)

REFERENCE ENTITY	SHARES		NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
Long Positions
Common Stocks
Japan
Nippon Electric Glass Co. Ltd.	—	(h)	1,215	—	(h)	0.0	(g)

Total Long Positions of Total Return Swaps			1,215	—	(h)	0.0	(g)

Total of Long and Short Positions of Total Return Swaps			1,215	—	(h)	0.0	(g)

SEE NOTES TO FINANCIAL STATEMENTS.

602	SIX CIRCLES TRUST	DECEMBER 31, 2025

COUNTERPARTY	Description	TERMINATION DATE	NOTIONAL VALUE (1)	NET UNREALIZED APPRECIATION/ (DEPRECIATION) ($) (2)		NET CASH AND OTHER RECEIVABLES/ PAYABLES ($)	VALUE ($)
UBS AG London	The Fund receives a return on portfolio of long and short equity positions and pays or receives one day MUTSC on long positions and short positions respectively, plus or minus spread (rates range from 0% to 0%) which is denominated in JPY based on the local currencies of the positions within the swap	12/25/2049	5,063	—	(h)	—	—	(h)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
Long Positions
Common Stocks
Japan
Secom Co. Ltd.	1	5,063	—	(h)	0.0	(g)

Total Long Positions of Total Return Swaps		5,063	—	(h)	0.0	(g)

Total of Long and Short Positions of Total Return Swaps		5,063	—	(h)	0.0	(g)

COUNTERPARTY	Description	TERMINATION DATE	NOTIONAL VALUE (1)	NET UNREALIZED APPRECIATION/ (DEPRECIATION) ($) (2)		NET CASH AND OTHER RECEIVABLES/ PAYABLES ($)	VALUE ($)
UBS AG London	The Fund receives a return on portfolio of long and short equity positions and pays or receives one day MUTSC on long positions and short positions respectively, plus or minus spread (rates range from 0% to 0%) which is denominated in JPY based on the local currencies of the positions within the swap	12/06/2049	(2,920)	—	(h)	—	—	(h)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)

Short Positions
Common Stocks
Japan
Sojitz Corp.	(1)	(2,920)	—	(h)	0.0	(g)

Total Short Positions of Total Return Swaps		(2,920)	—	(h)	0.0	(g)

Total of Long and Short Positions of Total Return Swaps		(2,920)	—	(h)	0.0	(g)

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2025	SIX CIRCLES TRUST	603

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2025 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

COUNTERPARTY	Description	TERMINATION DATE	NOTIONAL VALUE (1)	NET UNREALIZED APPRECIATION/ (DEPRECIATION) ($) (2)	NET CASH AND OTHER RECEIVABLES/ PAYABLES ($)	VALUE ($)
UBS AG London	The Fund receives a return on portfolio of long and short equity positions and pays or receives 0.48% on long positions and short positions respectively, plus or minus spread (rates range from 0% to 0.25%) which is denominated in JPY based on the local currencies of the positions within the swap	09/02/2030	(643,776)	(72)	(23)	(95)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
Short Positions
Common Stocks
Finland
Disco Corp.	— (h)	(4,770)	—	(h)	0.0(g)
Hankyu Hanshin Holdings, Inc.	(17)	(67,303)	2		0.0(g)
Nordea Bank Abp	(1)	(26,150)	(1)		0.0(g)
Japan
AGC, Inc.	— (h)	(2,114)	—	(h)	0.0(g)
Ajinomoto Co., Inc.	(1)	(2,691)	—	(h)	0.0(g)
Asics Corp.	(4)	(14,658)	2		0.0(g)
Bandai Namco Holdings, Inc.	(4)	(15,636)	1		0.0(g)
Central Japan Railway Co.	—	—	—		0.0(g)
Chiba Bank Ltd./The	(2)	(3,635)	—	(h)	0.0(g)
Chubu Electric Power Co., Inc.	(10)	(23,374)	(3)		0.0(g)
Cosmos Pharmaceutical Corp.	— (h)	(2,388)	—	(h)	0.0(g)
Daifuku Co. Ltd.	(1)	(5,063)	1		0.0(g)
East Japan Railway Co.	(1)	(3,360)	—	(h)	0.0(g)
Ebara Corp.	(2)	(7,925)	1		0.0(g)
Fuji Electric Co. Ltd.	(8)	(94,587)	(17)		0.0(g)
FUJIFILM Holdings Corp.	—	—	—		0.0(g)
Fujikura Ltd.	(2)	(30,073)	3		0.0(g)
Furukawa Electric Co. Ltd.	(1)	(5,662)	(2)		0.0(g)
GMO Payment Gateway, Inc.	—	—	—		0.0(g)
Honda Motor Co. Ltd.	(3)	(5,311)	2		0.0(g)
Hoya Corp.	(6)	(146,827)	15		0.0(g)
IHI Corp.	(1)	(1,768)	1		0.0(g)
Isetan Mitsukoshi Holdings Ltd.	—	—	—		0.0(g)
ITOCHU Corp.	(40)	(77,816)	(8)		0.0(g)
J Front Retailing Co. Ltd.	(30)	(66,499)	7		0.0(g)
Japan Exchange Group, Inc.	(9)	(16,110)	7		0.0(g)
Japan Steel Works Ltd. (The)	(6)	(51,874)	22		0.0(g)
Kadokawa Corp.	(7)	(23,510)	—	(h)	0.0(g)
Kajima Corp.	(6)	(34,627)	1		0.0(g)
Kawasaki Heavy Industries Ltd.	(1)	(10,408)	7		0.0(g)
KDDI Corp.	(16)	(44,023)	1		0.0(g)
Kikkoman Corp.	(28)	(41,208)	5		0.0(g)
Kinden Corp.	— (h)	(1,372)	—	(h)	0.0(g)
Kioxia Holdings Corp.	(1)	(4,600)	(4)		0.0(g)
Kobe Bussan Co. Ltd.	(2)	(7,532)	2		0.0(g)
Kokusai Electric Corp.	(1)	(2,258)	(3)		0.0(g)
Komatsu Ltd.	(1)	(4,008)	—	(h)	0.0(g)
Konami Group Corp.	— (h)	(8,868)	2		0.0(g)

SEE NOTES TO FINANCIAL STATEMENTS.

604	SIX CIRCLES TRUST	DECEMBER 31, 2025

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
Short Positions — continued
Common Stocks — continued
Finland — continued
Kurita Water Industries Ltd.	— (h)	(1,955)	—	(h)	0.0(g)
Kyoto Financial Group, Inc.	(2)	(8,098)	1		0.0(g)
Kyushu Electric Power Co., Inc.	(6)	(9,182)	—	(h)	0.0(g)
M3, Inc.	(4)	(9,178)	(1)		0.0(g)
Makita Corp.	(7)	(33,769)	7		0.0(g)
Marubeni Corp.	—	—	—		0.0(g)
Maruwa Co. Ltd./Aichi	— (h)	(4,424)	1		0.0(g)
MatsukiyoCocokara & Co.	(1)	(1,445)	1		0.0(g)
Mebuki Financial Group, Inc.	(8)	(8,048)	2		0.0(g)
MEIJI Holdings Co. Ltd.	(7)	(21,749)	(6)		0.0(g)
Mercari, Inc.	(22)	(67,746)	(15)		0.0(g)
MINEBEA MITSUMI, Inc.	(4)	(13,489)	4		0.0(g)
Mitsubishi Chemical Group Corp.	(10)	(8,833)	—	(h)	0.0(g)
Mitsubishi Motors Corp.	(4)	(1,548)	—	(h)	0.0(g)
Mitsubishi UFJ Financial Group, Inc.	—	—	—		0.0(g)
Mitsui E&S Co. Ltd.	(1)	(2,859)	—	(h)	0.0(g)
Modec, Inc.	(2)	(23,238)	12		0.0(g)
MonotaRO Co. Ltd.	(8)	(19,925)	(7)		0.0(g)
Nexon Co. Ltd.	(17)	(66,138)	—	(h)	0.0(g)
Nikon Corp.	(9)	(15,452)	4		0.0(g)
Nippon Building Fund, Inc.	— (h)	(13,512)	—	(h)	0.0(g)
Nippon Paint Holdings Co. Ltd.	(3)	(3,541)	—	(h)	0.0(g)
Nippon Sanso Holdings Corp.	(4)	(17,667)	3		0.0(g)
Nissan Motor Co. Ltd.	(12)	(4,731)	2		0.0(g)
Niterra Co. Ltd.	(4)	(24,520)	(2)		0.0(g)
Nitori Holdings Co. Ltd.	(4)	(11,536)	4		0.0(g)
Nitto Boseki Co. Ltd.	— (h)	(2,216)	1		0.0(g)
NTT, Inc.	(239)	(37,110)	(4)		0.0(g)
Organo Corp.	(1)	(10,136)	(1)		0.0(g)
Oriental Land Co. Ltd./Japan	(71)	(203,235)	(15)		0.0(g)
Osaka Gas Co. Ltd.	(4)	(21,560)	(1)		0.0(g)
Rakuten Bank Ltd.	— (h)	(2,176)	1		0.0(g)
Renesas Electronics Corp.	(10)	(21,821)	1		0.0(g)
Resonac Holdings Corp.	(1)	(6,971)	(1)		0.0(g)
Round One Corp.	—	—	—		0.0(g)
Ryohin Keikaku Co. Ltd.	(1)	(2,422)	1		0.0(g)
Sanrio Co. Ltd.	(3)	(14,874)	4		0.0(g)
Sanwa Holdings Corp.	—	—	—		0.0(g)
SBI Holdings, Inc.	(2)	(7,011)	2		0.0(g)
SCREEN Holdings Co. Ltd.	(4)	(47,304)	(48)		0.0(g)
SCSK Corp.	—	—	—		0.0(g)
Sega Sammy Holdings, Inc.	— (h)	(758)	—	(h)	0.0(g)
Seibu Holdings, Inc.	(3)	(13,199)	7		0.0(g)
Sekisui Chemical Co. Ltd.	(1)	(1,567)	—	(h)	0.0(g)
SG Holdings Co. Ltd.	(35)	(51,094)	7		0.0(g)
Shimadzu Corp.	(1)	(4,784)	1		0.0(g)
Shimano, Inc.	— (h)	(1,668)	—	(h)	0.0(g)
Shin-Etsu Chemical Co. Ltd.	(10)	(47,301)	6		0.0(g)
Shiseido Co. Ltd.	(2)	(3,656)	2		0.0(g)
Subaru Corp.	(2)	(7,399)	2		0.0(g)
Sumitomo Forestry Co. Ltd.	(39)	(64,340)	7		0.0(g)
Sumitomo Mitsui Financial Group, Inc.	—	—	—		0.0(g)

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2025	SIX CIRCLES TRUST	605

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2025 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)
Short Positions — continued
Common Stocks — continued
Finland — continued
Sumitomo Pharma Co. Ltd.	(6)	(13,285)	(1)	0.0(g)
Sumitomo Realty & Development Co. Ltd.	(2)	(6,433)	1	0.0(g)
Suntory Beverage & Food Ltd.	(2)	(9,151)	1	0.0(g)
Suzuki Motor Corp.	—	—	—	0.0(g)
TDK Corp.	(10)	(21,313)	2	0.0(g)
TIS, Inc.	(6)	(31,513)	(4)	0.0(g)
Toho Co. Ltd./Tokyo	(1)	(9,281)	3	0.0(g)
Tokyo Metro Co. Ltd.	(2)	(2,707)	— (h)	0.0(g)
Tokyo Ohka Kogyo Co. Ltd.	(7)	(42,128)	(2)	0.0(g)
Tokyo Seimitsu Co. Ltd.	(1)	(7,238)	(3)	0.0(g)
Tokyu Corp.	(42)	(75,364)	(4)	0.0(g)
TOPPAN Holdings, Inc.	(2)	(11,293)	4	0.0(g)
Toray Industries, Inc.	—	—	—	0.0(g)
Toyo Suisan Kaisha Ltd.	(1)	(9,016)	3	0.0(g)
Toyota Tsusho Corp.	(1)	(6,937)	1	0.0(g)
West Japan Railway Co.	(6)	(17,647)	(1)	0.0(g)
Yamaha Motor Co. Ltd.	(21)	(25,122)	6	0.0(g)
Yokogawa Electric Corp.	(12)	(58,316)	4	0.0(g)
Yokohama Rubber Co. Ltd. (The)	(1)	(9,162)	5	0.0(g)
Zensho Holdings Co. Ltd.	(9)	(79,449)	20	0.0(g)
ZOZO, Inc.	(20)	(26,500)	4	0.0(g)

Total Short Positions of Total Return Swaps		(2,285,048)	65	0.0(g)

Long Positions
Common Stocks
Japan
Aisin Corp.	— (h)	1,238	— (h)	0.0(g)
Amada Co. Ltd.	5	8,914	(1)	0.0(g)
ANA Holdings, Inc.	2	5,503	1	0.0(g)
Asahi Group Holdings Ltd.	9	14,470	(3)	0.0(g)
Asahi Kasei Corp.	1	1,967	— (h)	0.0(g)
Astellas Pharma, Inc.	6	13,293	(1)	0.0(g)
BayCurrent, Inc.	— (h)	664	— (h)	0.0(g)
Canon, Inc.	31	147,655	(32)	0.0(g)
Credit Saison Co. Ltd.	1	4,588	— (h)	0.0(g)
CyberAgent, Inc.	11	13,912	2	0.0(g)
Dai Nippon Printing Co. Ltd.	1	3,259	— (h)	0.0(g)
Dai-ichi Life Holdings, Inc.	6	7,638	— (h)	0.0(g)
Daiichi Sankyo Co. Ltd.	15	51,557	(11)	0.0(g)
Daito Trust Construction Co. Ltd.	5	15,757	— (h)	0.0(g)
Daiwa House Industry Co. Ltd.	5	26,057	— (h)	0.0(g)
Denso Corp.	1	1,922	— (h)	0.0(g)
Dentsu Group, Inc.	2	7,653	— (h)	0.0(g)
DMG Mori Co. Ltd.	4	9,925	(1)	0.0(g)
ENEOS Holdings, Inc.	57	63,584	(3)	0.0(g)
FANUC Corp.	3	15,795	— (h)	0.0(g)
Food & Life Cos. Ltd.	10	74,100	7	0.0(g)
Fujitsu Ltd.	2	8,488	1	0.0(g)
Fukuoka Financial Group, Inc.	11	55,263	— (h)	0.0(g)
Hamamatsu Photonics KK	2	2,742	(1)	0.0(g)
Hitachi Construction Machinery Co. Ltd.	4	19,741	1	0.0(g)
Hulic Co. Ltd.	28	47,657	(3)	0.0(g)
Idemitsu Kosan Co. Ltd.	41	48,389	(1)	0.0(g)

SEE NOTES TO FINANCIAL STATEMENTS.

606	SIX CIRCLES TRUST	DECEMBER 31, 2025

REFERENCE ENTITY	SHARES		NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)

Long Positions — continued
Common Stocks — continued
Japan — continued
Inpex Corp.	—	(h)	645	— (h)	0.0(g)
Japan Airlines Co. Ltd.	2		4,649	— (h)	0.0(g)
Japan Post Holdings Co. Ltd.	6		9,094	2	0.0(g)
Japan Tobacco, Inc.	5		28,037	(6)	0.0(g)
Kobe Steel Ltd.	1		990	— (h)	0.0(g)
Kubota Corp.	1		1,354	— (h)	0.0(g)
Kyocera Corp.	3		7,418	(1)	0.0(g)
LY Corp.	21		8,743	— (h)	0.0(g)
Mazda Motor Corp.	5		5,639	— (h)	0.0(g)
Mitsubishi HC Capital, Inc.	1		1,300	— (h)	0.0(g)
Mitsui Chemicals, Inc.	8		14,923	2	0.0(g)
Mitsui Fudosan Co. Ltd.	7		12,310	(1)	0.0(g)
Mizuho Financial Group, Inc.	1		4,682	(1)	0.0(g)
MS&AD Insurance Group Holdings, Inc.	1		3,407	(1)	0.0(g)
NGK Insulators Ltd.	3		9,117	(1)	0.0(g)
NH Foods Ltd.	9		57,341	(10)	0.0(g)
NIDEC Corp.,	7		13,853	3	0.0(g)
Nippon Yusen KK	1		4,980	1	0.0(g)
Nissan Chemical Corp.	1		4,876	— (h)	0.0(g)
Nomura Holdings, Inc.	1		1,029	— (h)	0.0(g)
Nomura Real Estate Holdings, Inc.	44		42,198	3	0.0(g)
Nomura Research Institute Ltd.	3		16,824	(4)	0.0(g)
Obayashi Corp.	7		21,275	— (h)	0.0(g)
Obic Co. Ltd.	2		8,418	— (h)	0.0(g)
Ono Pharmaceutical Co. Ltd.	23		50,228	(4)	0.0(g)
ORIX Corp.	3		13,554	1	0.0(g)
Otsuka Corp.	18		58,432	(10)	0.0(g)
Otsuka Holdings Co. Ltd.	2		21,376	(6)	0.0(g)
Pan Pacific International Holdings Corp.	14		13,935	(3)	0.0(g)
Resona Holdings, Inc.	7		10,597	(1)	0.0(g)
Seiko Epson Corp.	8		15,936	(1)	0.0(g)
Shimizu Corp.	8		21,890	(2)	0.0(g)
Skylark Holdings Co. Ltd.	17		59,935	(15)	0.0(g)
Sompo Holdings, Inc.	4		18,477	1	0.0(g)
Square Enix Holdings Co. Ltd.	5		14,021	— (h)	0.0(g)
Sumitomo Chemical Co. Ltd.	256		117,203	(19)	0.0(g)
Sumitomo Mitsui Trust Group, Inc.	3		14,666	1	0.0(g)
Sysmex Corp.	21		31,394	3	0.0(g)
Terumo Corp.	43		98,928	(6)	0.0(g)
THK Co. Ltd.	3		12,128	(3)	0.0(g)
Tokio Marine Holdings, Inc.	1		7,015	— (h)	0.0(g)
Tokyo Electric Power Co. Holdings Inc	5		3,417	— (h)	0.0(g)
Tokyu Fudosan Holdings Corp.	1		1,320	— (h)	0.0(g)
Tosoh Corp.	17		40,934	— (h)	0.0(g)
Toyo Tire Corp.	2		8,445	(1)	0.0(g)
Trend Micro, Inc./Japan	4		30,258	(11)	0.0(g)
Unicharm Corp.	15		13,015	— (h)	0.0(g)
Yaskawa Electric Corp.	2		9,335	(2)	0.0(g)

Total Long Positions of Total Return Swaps			1,641,272	(137)	0.0(g)

Total of Long and Short Positions of Total Return Swaps			(643,776)	(72)	0.0(g)

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2025	SIX CIRCLES TRUST	607

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2025 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

COUNTERPARTY	Description	TERMINATION DATE	NOTIONAL VALUE (1)	NET UNREALIZED APPRECIATION/ (DEPRECIATION) ($) (2)		NET CASH AND OTHER RECEIVABLES/ PAYABLES ($)	VALUE ($)
UBS AG London	The Fund receives a return on portfolio of long and short equity positions and pays or receives one day MUTSC on long positions and short positions respectively, plus or minus spread (rates range from 0% to 0%) which is denominated in JPY based on the local currencies of the positions within the swap	12/26/2049	1,967	—	(h)	—	—	(h)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
Long Positions
Common Stocks
Japan
Omron Corp.	1	1,967	—	(h)	0.0	(g)

Total Long Positions of Total Return Swaps		1,967	—	(h)	0.0	(g)

Total of Long and Short Positions of Total Return Swaps		1,967	—	(h)	0.0	(g)

COUNTERPARTY	Description	TERMINATION DATE	NOTIONAL VALUE (1)	NET UNREALIZED APPRECIATION/ (DEPRECIATION) ($) (2)		NET CASH AND OTHER RECEIVABLES/ PAYABLES ($)	VALUE ($)
UBS AG London	The Fund receives a return on portfolio of long and short equity positions and pays or receives one day MUTSC on long positions and short positions respectively, plus or minus spread (rates range from 0% to 0%) which is denominated in JPY based on the local currencies of the positions within the swap	12/24/2049	2,376	—	(h)	—	—	(h)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
Long Positions
Common Stocks
Japan
Sony Group Corp.	1	2,376	—	(h)	0.0	(g)

Total Long Positions of Total Return Swaps		2,376	—	(h)	0.0	(g)

Total of Long and Short Positions of Total Return Swaps		2,376	—	(h)	0.0	(g)

SEE NOTES TO FINANCIAL STATEMENTS.

608	SIX CIRCLES TRUST	DECEMBER 31, 2025

COUNTERPARTY	Description	TERMINATION DATE	NOTIONAL VALUE (1)	NET UNREALIZED APPRECIATION/ (DEPRECIATION) ($) (2)	NET CASH AND OTHER RECEIVABLES/ PAYABLES ($)	VALUE ($)
UBS AG London	The Fund receives a return on portfolio of long and short equity positions and pays or receives one day MUTSC on long positions and short positions respectively, plus or minus spread (rates range from 0% to 0%) which is denominated in JPY based on the local currencies of the positions within the swap	12/03/2049	(5,492)	1	—	1

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)
Short Positions
Common Stocks
Japan
Olympus Corp.	(3)	(5,492)	1	0.0	(g)

Total Short Positions of Total Return Swaps		(5,492)	1	0.0	(g)

Total of Long and Short Positions of Total Return Swaps		(5,492)	1	0.0	(g)

COUNTERPARTY	Description	TERMINATION DATE	NOTIONAL VALUE (1)	NET UNREALIZED APPRECIATION/ (DEPRECIATION) ($) (2)	NET CASH AND OTHER RECEIVABLES/ PAYABLES ($)	VALUE ($)
UBS AG London	The Fund receives a return on portfolio of long and short equity positions and pays or receives one day MUTSC on long positions and short positions respectively, plus or minus spread (rates range from 0% to 0%) which is denominated in JPY based on the local currencies of the positions within the swap	12/22/2049	(3,152)	(1)	—	(1)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)
Short Positions
Common Stocks
Japan
Capcom Co. Ltd.	(1)	(3,152)	(1)	0.0	(g)

Total Short Positions of Total Return Swaps		(3,152)	(1)	0.0	(g)

Total of Long and Short Positions of Total Return Swaps		(3,152)	(1)	0.0	(g)

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2025	SIX CIRCLES TRUST	609

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2025 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

COUNTERPARTY	Description	TERMINATION DATE	NOTIONAL VALUE (1)	NET UNREALIZED APPRECIATION/ (DEPRECIATION) ($) (2)	NET CASH AND OTHER RECEIVABLES/ PAYABLES ($)	VALUE ($)
UBS AG London	The Fund receives a return on portfolio of long and short equity positions and pays or receives one day MUTSC on long positions and short positions respectively, plus or minus spread (rates range from 0% to 0%) which is denominated in JPY based on the local currencies of the positions within the swap	12/05/2049	(7,663)	2	(1)	1

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)
Short Positions
Common Stocks
Japan
Chugai Pharmaceutical Co. Ltd.	(1)	(7,663)	2	0.0	(g)

Total Short Positions of Total Return Swaps		(7,663)	2	0.0	(g)

Total of Long and Short Positions of Total Return Swaps		(7,663)	2	0.0	(g)

COUNTERPARTY	Description	TERMINATION DATE	NOTIONAL VALUE (1)	NET UNREALIZED APPRECIATION/ (DEPRECIATION) ($) (2)	NET CASH AND OTHER RECEIVABLES/ PAYABLES ($)	VALUE ($)
UBS AG London	The Fund receives a return on portfolio of long and short equity positions and pays or receives 4.00% on long positions and short positions respectively, plus or minus spread (rates range from 0% to 0.25%) which is denominated in NOK based on the local currencies of the positions within the swap	09/02/2030	5,738	12	—	12

SEE NOTES TO FINANCIAL STATEMENTS.

610	SIX CIRCLES TRUST	DECEMBER 31, 2025

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)
Short Positions
Common Stocks
Norway
Gjensidige Forsikring ASA	— (h)	(130)	— (h)	0.0	(g)
Mowi ASA	(2)	(489)	(1)	0.0	(g)
Norsk Hydro ASA	(19)	(1,408)	(6)	0.0	(g)
Orkla ASA	(1)	(63)	— (h)	0.0	(g)
Salmar ASA	(1)	(410)	(1)	0.0	(g)

Total Short Positions of Total Return Swaps		(2,500)	(8)	0.0	(g)

Long Positions
Common Stocks
Norway
Aker BP ASA	7	1,730	7	0.0	(g)
DNB Bank ASA	18	5,004	9	0.0	(g)
Kongsberg Gruppen ASA	2	384	1	0.0	(g)
Var Energi ASA	35	1,120	3	0.0	(g)

Total Long Positions of Total Return Swaps		8,238	20	0.0	(g)

Total of Long and Short Positions of Total Return Swaps		5,738	12	0.0	(g)

COUNTERPARTY	Description	TERMINATION DATE	NOTIONAL VALUE (1)	NET UNREALIZED APPRECIATION/ (DEPRECIATION) ($) (2)	NET CASH AND OTHER RECEIVABLES/ PAYABLES ($)	VALUE ($)
UBS AG London	The Fund receives a return on portfolio of long and short equity positions and pays or receives one day RBNZ on long positions and short positions respectively, plus or minus spread (rates range from 0% to 0%) which is denominated in NZD based on the local currencies of the positions within the swap	09/02/2030	(367)	(4)	—	(4)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)

Short Positions
Common Stocks
New Zealand
Auckland International Airport Ltd.	(44)	(359)	(4)	0.0	(g)
Meridian Energy Ltd.	(1)	(8)	— (h)	0.0	(g)

Total Short Positions of Total Return Swaps		(367)	(4)	0.0	(g)

Total of Long and Short Positions of Total Return Swaps		(367)	(4)	0.0	(g)

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2025	SIX CIRCLES TRUST	611

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2025 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

COUNTERPARTY	Description	TERMINATION DATE	NOTIONAL VALUE (1)	NETUNREALIZED APPRECIATION/ (DEPRECIATION) ($) (2)		NET CASH AND OTHER RECEIVABLES/ PAYABLES ($)	VALUE ($)
UBS AG London	The Fund receives a return on portfolio of long and short equity positions and pays or receives one day RBNZ on long positions and short positions respectively, plus or minus spread (rates range from 0% to 0%) which is denominated in NZD based on the local currencies of the positions within the swap	12/05/2049	(17)	—	(h)	—	—	(h)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)

Short Positions
Common Stocks
New Zealand
Infratil Ltd.	(2)	(17)	—	(h)	0.0	(g)

Total Short Positions of Total Return Swaps		(17)	—	(h)	0.0	(g)

Total of Long and Short Positions of Total Return Swaps		(17)	—	(h)	0.0	(g)

COUNTERPARTY	Description	TERMINATION DATE	NOTIONAL VALUE (1)	NET UNREALIZED APPRECIATION/ (DEPRECIATION) ($) (2)		NET CASH AND OTHER RECEIVABLES/ PAYABLES ($)	VALUE ($)
UBS AG London	The Fund receives a return on portfolio of long and short equity positions and pays or receives one day STIBOR on long positions and short positions respectively, plus or minus spread (rates range from 0% to 0%) which is denominated in SEK based on the local currencies of the positions within the swap	12/17/2049	(68)	—	(h)	—	—	(h)

REFERENCE ENTITY	SHARES		NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)

Short Positions
Common Stocks
Sweden
Trelleborg AB	—	(h)	(68)	—	(h)	0.0	(g)

Total Short Positions of Total Return Swaps			(68)	—	(h)	0.0	(g)

Total of Long and Short Positions of Total Return Swaps			(68)	—	(h)	0.0	(g)

SEE NOTES TO FINANCIAL STATEMENTS.

612	SIX CIRCLES TRUST	DECEMBER 31, 2025

COUNTERPARTY	Description	TERMINATION DATE	NOTIONAL VALUE (1)	NET UNREALIZED APPRECIATION/ (DEPRECIATION) ($) (2)	NET CASH AND OTHER RECEIVABLES/ PAYABLES ($)		VALUE ($)
UBS AG London	The Fund receives a return on portfolio of long and short equity positions and pays or receives one day STIBOR on long positions and short positions respectively, plus or minus spread (rates range from 0% to 0.25%) which is denominated in SEK based on the local currencies of the positions within the swap	09/02/2030	3,218	(8)	—	(h)	(8)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
Short Positions
Common Stocks
Sweden
Atlas Copco AB	(6)	(1,049)	—	(h)	0.0	(g)
EQT AB	(5)	(1,902)	(8)		0.0	(g)
Hexagon AB	(7)	(783)	(1)		0.0	(g)
Holmen AB	(1)	(476)	(2)		0.0	(g)
Industrivarden AB	(1)	(267)	—	(h)	0.0	(g)
Investment AB Latour	(1)	(245)	—	(h)	0.0	(g)
Investor AB	(1)	(167)	—	(h)	0.0	(g)
L E Lundbergforetagen AB	— (h)	(212)	(1)		0.0	(g)
Lifco AB	— (h)	(47)	—	(h)	0.0	(g)
Sagax AB	(1)	(232)	—	(h)	0.0	(g)
Skandinaviska Enskilda Banken AB	(6)	(1,062)	(3)		0.0	(g)
Svenska Cellulosa AB SCA	(5)	(634)	(1)		0.0	(g)
Swedbank AB	(1)	(403)	(1)		0.0	(g)
Volvo AB	(1)	(229)	—	(h)	0.0	(g)

Total Short Positions of Total Return Swaps		(7,708)	(17)		0.0	(g)

Long Positions
Common Stocks
Sweden
AddTech AB	2	508	(1)		0.0	(g)
Assa Abloy AB	2	730	—	(h)	0.0	(g)
Beijer Ref AB	— (h)	50	—	(h)	0.0	(g)
Boliden AB	1	250	2		0.0	(g)
Evolution AB	2	1,112	(1)		0.0	(g)
Indutrade AB	1	211	—	(h)	0.0	(g)
Sandvik AB	1	200	—	(h)	0.0	(g)
Securitas AB	2	233	1		0.0	(g)
Sinch AB	13	401	—	(h)	0.0	(g)
Skanska AB	9	2,266	—	(h)	0.0	(g)
SKF AB	4	1,039	—	(h)	0.0	(g)
SSAB AB	1	53	—	(h)	0.0	(g)
Swedish Orphan Biovitrum AB	— (h)	46	—	(h)	0.0	(g)
Tele2 AB	7	1,117	4		0.0	(g)
Telefonaktiebolaget LM Ericsson	30	2,710	4		0.0	(g)

Total Long Positions of Total Return Swaps		10,926	9		0.0	(g)

Total of Long and Short Positions of Total Return Swaps		3,218	(8)		0.0	(g)

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2025	SIX CIRCLES TRUST	613

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2025 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

COUNTERPARTY	Description	TERMINATION DATE	NOTIONAL VALUE (1)	NET UNREALIZED APPRECIATION/ (DEPRECIATION) ($) (2)		NET CASH AND OTHER RECEIVABLES/ PAYABLES ($)	VALUE ($)
UBS AG London	The Fund receives a return on portfolio of long and short equity positions and pays or receives 1.27% on long positions and short positions respectively, plus or minus spread (rates range from 0% to 0%) which is denominated in SGD based on the local currencies of the positions within the swap	12/23/2049	(11)	—	(h)	—	—	(h)

REFERENCE ENTITY	SHARES		NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
Short Positions
Common Stocks
Singapore
DBS Group Holdings Ltd.	—	(h)	(11)	—	(h)	0.0	(g)

Total Short Positions of Total Return Swaps			(11)	—	(h)	0.0	(g)

Total of Long and Short Positions of Total Return Swaps			(11)	—	(h)	0.0	(g)

COUNTERPARTY	Description	TERMINATION DATE	NOTIONAL VALUE (1)	NET UNREALIZED APPRECIATION/ (DEPRECIATION) ($) (2)	NET CASH AND OTHER RECEIVABLES/ PAYABLES ($)	VALUE ($)
UBS AG London	The Fund receives a return on portfolio of long and short equity positions and pays or receives 1.27% on long positions and short positions respectively, plus or minus spread (rates range from 0% to 0.25%) which is denominated in SGD based on the local currencies of the positions within the swap	09/02/2030	(969)	(7)	(3)	(10)

SEE NOTES TO FINANCIAL STATEMENTS.

614	SIX CIRCLES TRUST	DECEMBER 31, 2025

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)
Short Positions
Common Stocks
China
Yangzijiang Shipbuilding Holdings Ltd.	(91)	(319)	1	0.0	(g)

Singapore
CapitaLand Integrated Commercial Trust	(136)	(314)	(7)	0.0	(g)
Oversea-Chinese Banking Corp. Ltd.	(3)	(58)	(1)	0.0	(g)
Sembcorp Industries Ltd.	(5)	(28)	— (h)	0.0	(g)
Singapore Airlines Ltd.	(45)	(283)	(3)	0.0	(g)
Singapore Telecommunications Ltd.	(11)	(52)	1	0.0	(g)
Wilmar International Ltd.	(9)	(27)	— (h)	0.0	(g)

Total Short Positions of Total Return Swaps		(1,081)	(9)	0.0	(g)

Long Positions
Common Stocks
Singapore
Genting Singapore Ltd.	21	15	— (h)	0.0	(g)
Singapore Technologies Engineering Ltd.	12	97	2	0.0	(g)

Total Long Positions of Total Return Swaps		112	2	0.0	(g)

Total of Long and Short Positions of Total Return Swaps		(969)	(7)	0.0	(g)

COUNTERPARTY	Description	TERMINATION DATE	NOTIONAL VALUE (1)	NET UNREALIZED APPRECIATION/ (DEPRECIATION) ($) (2)		NET CASH AND OTHER RECEIVABLES/ PAYABLES ($)	VALUE ($)
UBS AG London	The Fund receives a return on portfolio of long and short equity positions and pays or receives one day FEDEF on long positions and short positions respectively, plus or minus spread (rates range from 0% to 0%) which is denominated in USD based on the local currencies of the positions within the swap	12/24/2049	(12)	—	(h)	—	—	(h)

REFERENCE ENTITY	SHARES		NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
Short Positions
Common Stocks
United States
Quanta Services, Inc.	—	(h)	(12)	—	(h)	0.0	(g)

Total Short Positions of Total Return Swaps			(12)	—	(h)	0.0	(g)

Total of Long and Short Positions of Total Return Swaps			(12)	—	(h)	0.0	(g)

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2025	SIX CIRCLES TRUST	615

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2025 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

COUNTERPARTY	Description	TERMINATION DATE	NOTIONAL VALUE (1)	NET UNREALIZED APPRECIATION/ (DEPRECIATION) ($) (2)		NET CASH AND OTHER RECEIVABLES/ PAYABLES ($)	VALUE ($)
UBS AG London	The Fund receives a return on portfolio of long and short equity positions and pays or receives one day FEDEF on long positions and short positions respectively, plus or minus spread (rates range from 0% to 0%) which is denominated in USD based on the local currencies of the positions within the swap	12/23/2049	3	—	(h)	—	—	(h)

REFERENCE ENTITY	SHARES		NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
Short Positions
Common Stocks
Bermuda
Golar LNG Ltd.	—	(h)	(5)	—	(h)	0.0	(g)

United States
PPL Corp.	—	(h)	(10)	—	(h)	0.0	(g)

Total Short Positions of Total Return Swaps			(15)	—	(h)	0.0	(g)

Long Positions
Common Stocks
United States
Pool Corp.	—	(h)	18	—	(h)	0.0	(g)

Total Long Positions of Total Return Swaps			18	—	(h)	0.0	(g)

Total of Long and Short Positions of Total Return Swaps			3	—	(h)	0.0	(g)

COUNTERPARTY	Description	TERMINATION DATE	NOTIONAL VALUE (1)	NET UNREALIZED APPRECIATION/ (DEPRECIATION) ($) (2)	NET CASH AND OTHER RECEIVABLES/ PAYABLES ($)	VALUE ($)
UBS AG London	The Fund receives a return on portfolio of long and short equity positions and pays or receives one day FEDEF on long positions and short positions respectively, plus or minus spread (rates range from 0% to 0%) which is denominated in USD based on the local currencies of the positions within the swap	12/30/2049	(19)	1	—	1

SEE NOTES TO FINANCIAL STATEMENTS.

616	SIX CIRCLES TRUST	DECEMBER 31, 2025

REFERENCE ENTITY	SHARES		NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
Short Positions
Common Stocks
United States
Lattice Semiconductor Corp.	—	(h)	(5)	—	(h)	0.0	(g)
Pegasystems, Inc.	—	(h)	(6)	—	(h)	0.0	(g)
Royal Gold, Inc.	—	(h)	(22)	1		0.0	(g)

Total Short Positions of Total Return Swaps			(33)	1		0.0	(g)

Long Positions
Common Stocks
United States
Pinnacle Financial Partners, Inc.	—		14	—	(h)	0.0	(g)

Total Long Positions of Total Return Swaps			14	—	(h)	0.0	(g)

Total of Long and Short Positions of Total Return Swaps			(19)	1		0.0	(g)

COUNTERPARTY	Description	TERMINATION DATE	NOTIONAL VALUE (1)	NET UNREALIZED APPRECIATION/ (DEPRECIATION) ($) (2)	NET CASH AND OTHER RECEIVABLES/ PAYABLES ($)	VALUE ($)
UBS AG London	The Fund receives a return on portfolio of long and short equity positions and pays or receives one day FEDEF on long positions and short positions respectively, plus or minus spread (rates range from 0% to 0%) which is denominated in USD based on the local currencies of the positions within the swap	12/22/2049	(30)	1	—	1

REFERENCE ENTITY	SHARES		NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
Short Positions
Common Stocks
United States
Brown-Forman Corp.	—	(h)	(14)	1		0.0	(g)
Nexstar Media Group, Inc.	—	(h)	(22)	—	(h)	0.0	(g)

Total Short Positions of Total Return Swaps			(36)	1		0.0	(g)

Long Positions
Common Stocks
United States
Revvity, Inc.	—	(h)	6	—	(h)	0.0	(g)

Total Long Positions of Total Return Swaps			6	—	(h)	0.0	(g)

Total of Long and Short Positions of Total Return Swaps			(30)	1		0.0	(g)

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2025	SIX CIRCLES TRUST	617

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2025 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

COUNTERPARTY	Description	TERMINATION DATE	NOTIONAL VALUE (1)	NET UNREALIZED APPRECIATION/ (DEPRECIATION) ($) (2)	NET CASH AND OTHER RECEIVABLES/ PAYABLES ($)		VALUE ($)
UBS AG London	The Fund receives a return on portfolio of long and short equity positions and pays or receives one day FEDEF on long positions and short positions respectively, plus or minus spread (rates range from 0% to 0%) which is denominated in USD based on the local currencies of the positions within the swap	12/19/2049	99	1	—	(h)	1

REFERENCE ENTITY	SHARES		NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
Short Positions
Common Stocks
United States
Deere & Co.	—	(h)	(17)	—	(h)	0.0	(g)

Total Short Positions of Total Return Swaps			(17)	—	(h)	0.0	(g)

Long Positions
Common Stocks
United States
Emerson Electric Co.	1		87	1		0.0	(g)
Fiserv, Inc.	—	(h)	22	—	(h)	0.0	(g)
Stryker Corp.	—	(h)	7	—	(h)	0.0	(g)

Total Long Positions of Total Return Swaps			116	1		0.0	(g)

Total of Long and Short Positions of Total Return Swaps			99	1		0.0	(g)

COUNTERPARTY	Description	TERMINATION DATE	NOTIONAL VALUE (1)	NET UNREALIZED APPRECIATION/ (DEPRECIATION) ($) (2)	NET CASH AND OTHER RECEIVABLES/ PAYABLES ($)	VALUE ($)
UBS AG London	The Fund receives a return on portfolio of long and short equity positions and pays or receives 4.09% on long positions and short positions respectively, plus or minus spread (rates range from 0% to 0.3%) which is denominated in USD based on the local currencies of the positions within the swap	09/11/2030	941	259	(22)	237

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)
Short Positions
Common Stocks
Bermuda
Axis Capital Holdings Ltd.	(1)	(140)	(1)	0.0	(g)
Everest Group Ltd.	(4)	(1,435)	(47)	0.0	(g)

Canada
D-Wave Quantum, Inc.	— (h)	(5)	— (h)	0.0	(g)

SEE NOTES TO FINANCIAL STATEMENTS.

618	SIX CIRCLES TRUST	DECEMBER 31, 2025

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
Short Positions — continued
Common Stocks — continued

Canada — continued
Waste Connections, Inc.	(1)	(222)	1		0.0	(g)

Ireland
Medtronic plc	— (h)	(30)	1		0.0	(g)
Smurfit WestRock plc	(7)	(276)	(8)		0.0	(g)

Israel
Cellebrite DI Ltd.	(5)	(83)	(1)		0.0	(g)

United Kingdom
CNH Industrial NV	(1)	(9)	—	(h)	0.0	(g)
Marex Group plc	(1)	(20)	—	(h)	0.0	(g)

United States
AAON, Inc.	— (h)	(5)	—	(h)	0.0	(g)
AGCO Corp.	— (h)	(53)	2		0.0	(g)
AGNC Investment Corp.	—	—	—		0.0	(g)
Akamai Technologies, Inc.	(1)	(50)	—	(h)	0.0	(g)
Alcoa Corp.	(1)	(42)	(7)		0.0	(g)
American Homes 4 Rent	(17)	(533)	(12)		0.0	(g)
American International Group, Inc.	(1)	(59)	—	(h)	0.0	(g)
Antero Midstream Corp.	(3)	(60)	1		0.0	(g)
APA Corp.	(3)	(67)	2		0.0	(g)
Apollo Global Management, Inc.	(6)	(836)	12		0.0	(g)
Applied Digital Corp.	(2)	(40)	(2)		0.0	(g)
AppLovin Corp.	(1)	(832)	2		0.0	(g)
AptarGroup, Inc.	— (h)	(10)	—	(h)	0.0	(g)
Archer Aviation, Inc.	(1)	(4)	—	(h)	0.0	(g)
Arrow Electronics, Inc.	— (h)	(42)	1		0.0	(g)
Arrowhead Pharmaceuticals, Inc.	— (h)	(22)	1		0.0	(g)
Astera Labs, Inc.	(1)	(136)	(21)		0.0	(g)
ATI, Inc.	— (h)	(19)	(1)		0.0	(g)
Aurora Innovation, Inc.	(1)	(4)	—	(h)	0.0	(g)
AvalonBay Communities, Inc.	— (h)	(9)	—	(h)	0.0	(g)
Avantor, Inc.	(10)	(109)	(2)		0.0	(g)
Axon Enterprise, Inc.	— (h)	(52)	(1)		0.0	(g)
Baker Hughes Co.	(12)	(576)	17		0.0	(g)
Bank of New York Mellon Corp. (The)	(1)	(110)	1		0.0	(g)
Bath & Body Works, Inc.	—	—	—		0.0	(g)
Baxter International, Inc.	(1)	(14)	—	(h)	0.0	(g)
Berkshire Hathaway, Inc.	— (h)	(127)	1		0.0	(g)
Best Buy Co., Inc.	(1)	(38)	3		0.0	(g)
BILL Holdings, Inc.	— (h)	(9)	—	(h)	0.0	(g)
Bio-Rad Laboratories, Inc.	— (h)	(6)	—	(h)	0.0	(g)
Brown & Brown, Inc.	(1)	(59)	2		0.0	(g)
Bunge Global SA	— (h)	(21)	1		0.0	(g)
Burlington Stores, Inc.	— (h)	(5)	—	(h)	0.0	(g)
CareTrust REIT, Inc.	(20)	(746)	9		0.0	(g)
Carvana Co.	— (h)	(95)	6		0.0	(g)
Casella Waste Systems, Inc.	(1)	(56)	1		0.0	(g)
Cava Group, Inc.	— (h)	(9)	(1)		0.0	(g)
Cencora, Inc.	— (h)	(74)	3		0.0	(g)
CF Industries Holdings, Inc.	— (h)	(12)	—	(h)	0.0	(g)
Cheniere Energy, Inc.	(1)	(166)	(5)		0.0	(g)
Cincinnati Financial Corp.	(5)	(803)	18		0.0	(g)
Cisco Systems, Inc.	(3)	(254)	4		0.0	(g)
Clorox Co. (The)	(1)	(55)	—	(h)	0.0	(g)

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2025	SIX CIRCLES TRUST	619

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2025 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

REFERENCE ENTITY	SHARES		NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
Short Positions — continued
Common Stocks — continued

United States — continued
Cloudflare, Inc.	—	(h)	(32)	—	(h)	0.0	(g)
Coeur Mining, Inc.	—	(h)	(5)	—	(h)	0.0	(g)
Coherent Corp.	—	(h)	(82)	(3)		0.0	(g)
Coinbase Global, Inc.	—	(h)	(31)	2		0.0	(g)
Colgate-Palmolive Co.	—	(h)	(32)	—	(h)	0.0	(g)
Columbia Banking System, Inc.	(3)		(84)	3		0.0	(g)
Commvault Systems, Inc.	—	(h)	(19)	(1)		0.0	(g)
Constellation Energy Corp.	—	(h)	(36)	1		0.0	(g)
Cooper Cos., Inc. (The)	—	(h)	(38)	—	(h)	0.0	(g)
Corcept Therapeutics, Inc.	—	(h)	(5)	3		0.0	(g)
Core & Main, Inc.	(1)		(39)	2		0.0	(g)
Corpay, Inc.	(1)		(310)	11		0.0	(g)
CoStar Group, Inc.	(1)		(51)	(3)		0.0	(g)
Crowdstrike Holdings, Inc.	—	(h)	(10)	—	(h)	0.0	(g)
Cytokinetics, Inc.	—	(h)	(17)	—	(h)	0.0	(g)
Diamondback Energy, Inc.	—	(h)	(23)	1		0.0	(g)
Dick’s Sporting Goods, Inc.	—	(h)	(32)	1		0.0	(g)
Dillard’s, Inc.	—	(h)	(16)	1		0.0	(g)
Dollar Tree, Inc.	—	(h)	(24)	2		0.0	(g)
Domino’s Pizza, Inc.	—	(h)	(14)	1		0.0	(g)
DoorDash, Inc.	—	(h)	(43)	1		0.0	(g)
DraftKings, Inc.	(1)		(45)	1		0.0	(g)
DT Midstream, Inc.	—	(h)	(56)	—	(h)	0.0	(g)
Duke Energy Corp.	—	(h)	(40)	—	(h)	0.0	(g)
EastGroup Properties, Inc.	—	(h)	(68)	2		0.0	(g)
EchoStar Corp.	(2)		(202)	(9)		0.0	(g)
Elevance Health, Inc.	—	(h)	(86)	2		0.0	(g)
elf Beauty, Inc.	(1)		(92)	3		0.0	(g)
Eli Lilly & Co.	(1)		(796)	(9)		0.0	(g)
Entegris, Inc.	—	(h)	(44)	3		0.0	(g)
Equity LifeStyle Properties, Inc.	(9)		(572)	19		0.0	(g)
Equity Residential	—	(h)	(14)	—	(h)	0.0	(g)
Erie Indemnity Co.	—	(h)	(15)	—	(h)	0.0	(g)
Esab Corp.	—	(h)	(9)	—	(h)	0.0	(g)
Estee Lauder Cos., Inc. (The)	(5)		(477)	(17)		0.0	(g)
Exelon Corp.	(14)		(609)	4		0.0	(g)
Expand Energy Corp.	(1)		(75)	—	(h)	0.0	(g)
Extra Space Storage, Inc.	—	(h)	(49)	1		0.0	(g)
Exxon Mobil Corp.	—	(h)	(19)	—	(h)	0.0	(g)
F&G Annuities & Life, Inc.	—	(h)	—	—	(h)	0.0	(g)
FactSet Research Systems, Inc.	(1)		(217)	1		0.0	(g)
Fair Isaac Corp.	—	(h)	(45)	3		0.0	(g)
Federal Realty Investment Trust	—	(h)	(6)	—	(h)	0.0	(g)
Fidelity National Financial, Inc.	—	(h)	(23)	2		0.0	(g)
FirstCash Holdings, Inc.	(3)		(481)	15		0.0	(g)
FirstEnergy Corp.	(1)		(23)	—	(h)	0.0	(g)
Ford Motor Co.	(7)		(98)	4		0.0	(g)
Fortinet, Inc.	(1)		(70)	2		0.0	(g)
Fortive Corp.	—	(h)	(28)	—	(h)	0.0	(g)
Generac Holdings, Inc.	—	(h)	(10)	1		0.0	(g)
Genuine Parts Co.	—	(h)	(12)	1		0.0	(g)
Gilead Sciences, Inc.	(1)		(128)	(3)		0.0	(g)
Gitlab, Inc.	—	(h)	(8)	—	(h)	0.0	(g)
Glaukos Corp.	—	(h)	(5)	—	(h)	0.0	(g)
Global Payments, Inc.	(1)		(79)	4		0.0	(g)

SEE NOTES TO FINANCIAL STATEMENTS.

620	SIX CIRCLES TRUST	DECEMBER 31, 2025

REFERENCE ENTITY	SHARES		NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
Short Positions — continued
Common Stocks — continued

United States — continued
Globus Medical, Inc.	—	(h)	(7)	—	(h)	0.0	(g)
Goldman Sachs Group, Inc. (The)	—	(h)	(189)	2		0.0	(g)
Graco, Inc.	(1)		(94)	3		0.0	(g)
Healthpeak Properties, Inc.	(2)		(36)	1		0.0	(g)
Hecla Mining Co.	(3)		(60)	(1)		0.0	(g)
Hexcel Corp.	(2)		(161)	(1)		0.0	(g)
Home Depot, Inc. (The)	(2)		(654)	24		0.0	(g)
Hormel Foods Corp.	(24)		(576)	7		0.0	(g)
Howmet Aerospace, Inc.	(1)		(102)	(4)		0.0	(g)
Hyatt Hotels Corp.	—	(h)	(29)	1		0.0	(g)
Impinj, Inc.	—	(h)	(7)	—	(h)	0.0	(g)
Ingersoll Rand, Inc.	(14)		(1,121)	33		0.0	(g)
International Business Machines Corp.	(1)		(160)	6		0.0	(g)
International Flavors & Fragrances, Inc.	(2)		(121)	(6)		0.0	(g)
International Paper Co.	(1)		(39)	(1)		0.0	(g)
Invesco Ltd.	(10)		(260)	(2)		0.0	(g)
IonQ, Inc.	—	(h)	(6)	—	(h)	0.0	(g)
Iron Mountain, Inc.	—	(h)	(33)	—	(h)	0.0	(g)
J M Smucker Co. (The)	—	(h)	(8)	—	(h)	0.0	(g)
JBT Marel Corp.	(1)		(99)	3		0.0	(g)
Joby Aviation, Inc.	(1)		(12)	1		0.0	(g)
Johnson & Johnson	—	(h)	(35)	—	(h)	0.0	(g)
Kinetik Holdings, Inc.	—	(h)	(8)	—	(h)	0.0	(g)
Kinsale Capital Group, Inc.	—	(h)	(1)	—	(h)	0.0	(g)
KKR & Co., Inc.	—	(h)	(36)	2		0.0	(g)
Klaviyo, Inc.	(4)		(120)	(15)		0.0	(g)
Kraft Heinz Co. (The)	(42)		(1,023)	10		0.0	(g)
Krystal Biotech, Inc.	—	(h)	(114)	(2)		0.0	(g)
Lamb Weston Holdings, Inc.	(1)		(39)	11		0.0	(g)
Lennox International, Inc.	—	(h)	(52)	1		0.0	(g)
Liberty Broadband Corp.	—	(h)	(15)	—	(h)	0.0	(g)
Life Time Group Holdings, Inc.	(1)		(26)	(1)		0.0	(g)
Lincoln National Corp.	(1)		(25)	—	(h)	0.0	(g)
Lineage, Inc.	—	(h)	(10)	—	(h)	0.0	(g)
Live Nation Entertainment, Inc.	—	(h)	(10)	—	(h)	0.0	(g)
LKQ Corp.	(2)		(58)	1		0.0	(g)
Loar Holdings, Inc.	—	(h)	(27)	—	(h)	0.0	(g)
Lowe’s Cos., Inc.	—	(h)	(120)	4		0.0	(g)
LPL Financial Holdings, Inc.	—	(h)	(27)	1		0.0	(g)
Lumen Technologies, Inc.	—	(h)	(4)	—	(h)	0.0	(g)
M&T Bank Corp.	(3)		(636)	10		0.0	(g)
MACOM Technology Solutions Holdings, Inc.	—	(h)	(14)	—	(h)	0.0	(g)
Magnolia Oil & Gas Corp.	—		—	—		0.0	(g)
Maplebear, Inc.	—	(h)	(16)	—	(h)	0.0	(g)
Markel Group, Inc.	—	(h)	(804)	4		0.0	(g)
Marriott International, Inc./MD	—	(h)	(99)	—	(h)	0.0	(g)
Marsh & McLennan Cos., Inc.	—	(h)	(26)	—	(h)	0.0	(g)
Masco Corp.	(10)		(668)	15		0.0	(g)
Match Group, Inc.	(13)		(425)	4		0.0	(g)
McCormick & Co., Inc.	(2)		(128)	1		0.0	(g)
McDonald’s Corp.	—	(h)	(118)	5		0.0	(g)
Merck & Co., Inc.	(3)		(279)	(14)		0.0	(g)
Microchip Technology, Inc.	—		—	—		0.0	(g)
Middleby Corp. (The)	—	(h)	(21)	—	(h)	0.0	(g)
Mirion Technologies, Inc.	(1)		(31)	1		0.0	(g)

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2025	SIX CIRCLES TRUST	621

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2025 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
Short Positions — continued
Common Stocks — continued

United States — continued
Modine Manufacturing Co.	— (h)	(11)	—	(h)	0.0	(g)
Mohawk Industries, Inc.	(3)	(310)	6		0.0	(g)
Molson Coors Beverage Co.	— (h)	(11)	—	(h)	0.0	(g)
Murphy USA, Inc.	— (h)	(15)	—	(h)	0.0	(g)
NetApp, Inc.	— (h)	(5)	—	(h)	0.0	(g)
New York Times Co. (The)	— (h)	(7)	—	(h)	0.0	(g)
NewMarket Corp.	— (h)	(38)	3		0.0	(g)
NEXTracker, Inc.	(1)	(52)	—	(h)	0.0	(g)
NIKE, Inc.	(1)	(92)	(1)		0.0	(g)
NiSource, Inc.	—	—	—		0.0	(g)
NuScale Power Corp.	(1)	(11)	2		0.0	(g)
Occidental Petroleum Corp.	(20)	(817)	(19)		0.0	(g)
OGE Energy Corp.	— (h)	(7)	—	(h)	0.0	(g)
Okta, Inc.	— (h)	(22)	—	(h)	0.0	(g)
Old Dominion Freight Line, Inc.	—	—	—		0.0	(g)
Old National Bancorp	(22)	(510)	15		0.0	(g)
Old Republic International Corp.	(1)	(44)	—	(h)	0.0	(g)
Omega Healthcare Investors, Inc.	— (h)	(4)	—	(h)	0.0	(g)
Omnicom Group, Inc.	— (h)	(16)	—	(h)	0.0	(g)
OneMain Holdings, Inc.	(3)	(196)	(1)		0.0	(g)
ONEOK, Inc.	(9)	(687)	(6)		0.0	(g)
Oracle Corp.	— (h)	(69)	(4)		0.0	(g)
O’Reilly Automotive, Inc.	(1)	(84)	4		0.0	(g)
Ormat Technologies, Inc.	— (h)	(11)	—	(h)	0.0	(g)
Packaging Corp. of America	(5)	(1,067)	(9)		0.0	(g)
Paramount Skydance Corp.	— (h)	(5)	—	(h)	0.0	(g)
Parsons Corp.	(4)	(238)	(1)		0.0	(g)
Paychex, Inc.	— (h)	(8)	—	(h)	0.0	(g)
PayPal Holdings, Inc.	(6)	(343)	13		0.0	(g)
PennyMac Financial Services, Inc.	— (h)	(10)	—	(h)	0.0	(g)
Permian Resources Corp.	(17)	(242)	6		0.0	(g)
Pinterest, Inc.	(7)	(191)	(1)		0.0	(g)
Planet Fitness, Inc.	— (h)	(12)	—	(h)	0.0	(g)
Primerica, Inc.	(1)	(363)	—	(h)	0.0	(g)
Primo Brands Corp.	(2)	(36)	1		0.0	(g)
PTC, Inc.	— (h)	(16)	—	(h)	0.0	(g)
QXO, Inc.	(2)	(43)	4		0.0	(g)
Repligen Corp.	— (h)	(35)	(1)		0.0	(g)
Rexford Industrial Realty, Inc.	(1)	(26)	2		0.0	(g)
Rhythm Pharmaceuticals, Inc.	— (h)	(12)	1		0.0	(g)
Rivian Automotive, Inc.	(9)	(161)	(9)		0.0	(g)
Robinhood Markets, Inc.	(1)	(95)	2		0.0	(g)
Rocket Cos., Inc.	(6)	(101)	(6)		0.0	(g)
Roper Technologies, Inc.	— (h)	(84)	—	(h)	0.0	(g)
Ryan Specialty Holdings, Inc.	(9)	(463)	22		0.0	(g)
Ryman Hospitality Properties, Inc.	— (h)	(39)	2		0.0	(g)
Saia, Inc.	(1)	(232)	9		0.0	(g)
Samsara, Inc.	— (h)	(5)	1		0.0	(g)
Sanmina Corp.	(1)	(233)	12		0.0	(g)
SentinelOne, Inc.	(7)	(106)	(1)		0.0	(g)
Service Corp. International	(1)	(78)	—	(h)	0.0	(g)
SharkNinja, Inc.	— (h)	(31)	—	(h)	0.0	(g)
Shift4 Payments, Inc.	— (h)	(10)	—	(h)	0.0	(g)
Simpson Manufacturing Co., Inc.	(2)	(285)	13		0.0	(g)
Snap-on, Inc.	— (h)	(46)	1		0.0	(g)

SEE NOTES TO FINANCIAL STATEMENTS.

622	SIX CIRCLES TRUST	DECEMBER 31, 2025

REFERENCE ENTITY	SHARES		NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
Short Positions — continued
Common Stocks — continued

United States — continued
Snowflake, Inc.	—	(h)	(17)	—	(h)	0.0	(g)
Somnigroup International, Inc.	—		—	—		0.0	(g)
Southern Co. (The)	—	(h)	(21)	—	(h)	0.0	(g)
SPX Technologies, Inc.	—	(h)	(8)	1		0.0	(g)
STAG Industrial, Inc.	—	(h)	(15)	—	(h)	0.0	(g)
Starwood Property Trust, Inc.	—	(h)	(5)	—	(h)	0.0	(g)
Steel Dynamics, Inc.	—	(h)	(61)	—	(h)	0.0	(g)
StepStone Group, Inc.	—	(h)	(5)	—	(h)	0.0	(g)
STERIS plc	—	(h)	(7)	—	(h)	0.0	(g)
Sun Communities, Inc.	(2)		(276)	—	(h)	0.0	(g)
Synopsys, Inc.	(1)		(596)	(20)		0.0	(g)
T Rowe Price Group, Inc.	(5)		(501)	6		0.0	(g)
Take-Two Interactive Software, Inc.	—	(h)	(47)	(2)		0.0	(g)
Talen Energy Corp.	—	(h)	(150)	(7)		0.0	(g)
TD SYNNEX Corp.	—	(h)	(26)	—	(h)	0.0	(g)
Teleflex, Inc.	—	(h)	(5)	—	(h)	0.0	(g)
Terreno Realty Corp.	—	(h)	(14)	1		0.0	(g)
Texas Pacific Land Corp.	—	(h)	(13)	—	(h)	0.0	(g)
Timken Co. (The)	(1)		(80)	2		0.0	(g)
TKO Group Holdings, Inc.	—	(h)	(23)	—	(h)	0.0	(g)
Toast, Inc.	(1)		(42)	(1)		0.0	(g)
TopBuild Corp.	—	(h)	(5)	—	(h)	0.0	(g)
TPG, Inc.	(1)		(63)	3		0.0	(g)
Tractor Supply Co.	(1)		(40)	2		0.0	(g)
TransDigm Group, Inc.	—	(h)	(38)	(2)		0.0	(g)
Tyler Technologies, Inc.	—	(h)	(49)	—	(h)	0.0	(g)
Tyson Foods, Inc.	(2)		(146)	2		0.0	(g)
Ubiquiti, Inc.	—	(h)	(24)	—	(h)	0.0	(g)
UDR, Inc.	(17)		(596)	(15)		0.0	(g)
UGI Corp.	(1)		(29)	1		0.0	(g)
UL Solutions, Inc.	—	(h)	(21)	—	(h)	0.0	(g)
UMB Financial Corp.	—	(h)	(21)	1		0.0	(g)
United Parcel Service, Inc.	(1)		(86)	1		0.0	(g)
Unity Software, Inc.	(1)		(35)	1		0.0	(g)
Valley National Bancorp	(10)		(116)	2		0.0	(g)
Vertex Pharmaceuticals, Inc.	—	(h)	(11)	—	(h)	0.0	(g)
Viper Energy, Inc.	(10)		(407)	8		0.0	(g)
Vontier Corp.	(1)		(26)	—	(h)	0.0	(g)
W R Berkley Corp.	(9)		(616)	(9)		0.0	(g)
Walt Disney Co. (The)	—	(h)	(8)	—	(h)	0.0	(g)
Waters Corp.	—	(h)	(122)	2		0.0	(g)
Watsco, Inc.	—	(h)	(7)	—	(h)	0.0	(g)
Watts Water Technologies, Inc.	—	(h)	(44)	1		0.0	(g)
West Pharmaceutical Services, Inc.	—	(h)	(7)	—	(h)	0.0	(g)
Western Alliance Bancorp	—	(h)	(7)	—	(h)	0.0	(g)
Weyerhaeuser Co.	(2)		(40)	(1)		0.0	(g)
Wingstop, Inc.	—	(h)	(16)	—	(h)	0.0	(g)
Wintrust Financial Corp.	(2)		(237)	3		0.0	(g)
Workday, Inc.	—	(h)	(94)	—	(h)	0.0	(g)
WW Grainger, Inc.	—	(h)	(20)	—	(h)	0.0	(g)
Zillow Group, Inc.	(2)		(135)	—	(h)	0.0	(g)
Zoom Communications, Inc.	(13)		(1,112)	3		0.0	(g)
Zurn Elkay Water Solutions Corp.	—	(h)	(5)	—	(h)	0.0	(g)

Total Short Positions of Total Return Swaps			(36,402)	179		0.0	(g)

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2025	SIX CIRCLES TRUST	623

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2025 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

REFERENCE ENTITY	SHARES		NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)

Long Positions
Common Stocks
Australia
Atlassian Corp.	1		159	3		0.0	(g)

Bermuda
Essent Group Ltd.	5		355	(1)		0.0	(g)
Viking Holdings Ltd.	3		211	1		0.0	(g)

Denmark
Ascendis Pharma A/S	1		197	—	(h)	0.0	(g)

Hong Kong
Hongkong Land Holdings Ltd.	3		18	—	(h)	0.0	(g)
Melco Resorts & Entertainment Ltd.	4		32	(2)		0.0	(g)

Ireland
Accenture plc	—	(h)	13	—	(h)	0.0	(g)
AerCap Holdings NV	—	(h)	20	—	(h)	0.0	(g)
Alkermes plc	1		28	—	(h)	0.0	(g)
Allegion plc	—	(h)	6	—	(h)	0.0	(g)
Aptiv plc	6		447	(7)		0.0	(g)
Eaton Corp. plc	—	(h)	83	(1)		0.0	(g)
ICON plc	—	(h)	7	—	(h)	0.0	(g)

Israel
Global-e Online Ltd.	1		25	—	(h)	0.0	(g)
Mobileye Global, Inc.	—	(h)	3	—	(h)	0.0	(g)
Oddity Tech Ltd.	2		87	(4)		0.0	(g)
Wix.com Ltd.	—	(h)	17	1		0.0	(g)

Luxembourg
Millicom International Cellular SA	3		170	6		0.0	(g)

Netherlands
QIAGEN NV	2		71	(1)		0.0	(g)

Norway
Frontline plc	1		17	(1)		0.0	(g)

Puerto Rico
Popular, Inc.	—	(h)	7	—	(h)	0.0	(g)

Sweden
Spotify Technology SA	—	(h)	6	—	(h)	0.0	(g)

Switzerland
Garmin Ltd.	—	(h)	11	—	(h)	0.0	(g)
Sportradar Group AG	2		37	1		0.0	(g)

United Kingdom
ARM Holdings plc	—	(h)	37	(1)		0.0	(g)
TechnipFMC plc	1		31	(1)		0.0	(g)

United States
ADT, Inc.	53		434	(6)		0.0	(g)
AECOM	—	(h)	30	(1)		0.0	(g)
Affiliated Managers Group, Inc.	—	(h)	77	4		0.0	(g)
Affirm Holdings, Inc.	—	(h)	8	1		0.0	(g)
Agree Realty Corp.	—	(h)	6	—	(h)	0.0	(g)
Airbnb, Inc.	5		602	18		0.0	(g)
Align Technology, Inc.	—	(h)	4	—	(h)	0.0	(g)
Ally Financial, Inc.	2		75	(1)		0.0	(g)
Alphabet, Inc.	—	(h)	127	2		0.0	(g)

SEE NOTES TO FINANCIAL STATEMENTS.

624	SIX CIRCLES TRUST	DECEMBER 31, 2025

REFERENCE ENTITY	SHARES		NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)

Long Positions — continued
Common Stocks — continued

United States — continued
Amdocs Ltd.	—	(h)	8	— (h)	0.0	(g)
Ameren Corp.	1		139	1	0.0	(g)
American Healthcare REIT, Inc.	1		53	— (h)	0.0	(g)
American Tower Corp.	—	(h)	44	(1)	0.0	(g)
American Water Works Co., Inc.	1		76	(2)	0.0	(g)
Ameriprise Financial, Inc.	—	(h)	37	— (h)	0.0	(g)
Amphenol Corp.	—	(h)	31	1	0.0	(g)
Assurant, Inc.	1		131	4	0.0	(g)
AT&T, Inc.	6		139	2	0.0	(g)
Autodesk, Inc.	—	(h)	26	— (h)	0.0	(g)
Bank OZK	—	(h)	17	(1)	0.0	(g)
BioMarin Pharmaceutical, Inc.	6		292	37	0.0	(g)
BJ’s Wholesale Club Holdings, Inc.	—	(h)	20	— (h)	0.0	(g)
Block, Inc.	—	(h)	9	— (h)	0.0	(g)
BorgWarner, Inc.	31		1,376	6	0.0	(g)
Bright Horizons Family Solutions, Inc.	—	(h)	32	(1)	0.0	(g)
Brightstar Lottery plc	6		93	(3)	0.0	(g)
Bristol-Myers Squibb Co.	1		64	— (h)	0.0	(g)
Brixmor Property Group, Inc.	1		19	— (h)	0.0	(g)
CACI International, Inc.	—	(h)	115	(7)	0.0	(g)
Cal-Maine Foods, Inc.	—	(h)	21	(2)	0.0	(g)
Camden Property Trust	6		660	34	0.0	(g)
Campbell’s Company (The)	20		569	(8)	0.0	(g)
Carlisle Cos., Inc.	—	(h)	20	(1)	0.0	(g)
CarMax, Inc.	1		50	(3)	0.0	(g)
Carnival Corp.	1		24	2	0.0	(g)
Carpenter Technology Corp.	1		342	(9)	0.0	(g)
Casey’s General Stores, Inc.	—	(h)	7	— (h)	0.0	(g)
CBRE Group, Inc.	—	(h)	33	— (h)	0.0	(g)
CDW Corp	—	(h)	15	— (h)	0.0	(g)
Centene Corp.	2		100	2	0.0	(g)
Charles Schwab Corp. (The)	15		1,415	69	0.0	(g)
Charter Communications, Inc.	—	(h)	25	— (h)	0.0	(g)
Chemed Corp.	—	(h)	39	— (h)	0.0	(g)
Chevron Corp.	—	(h)	4	— (h)	0.0	(g)
Chipotle Mexican Grill, Inc.	11		403	12	0.0	(g)
Cigna Group (The)	—	(h)	11	— (h)	0.0	(g)
Cirrus Logic, Inc.	—	(h)	8	— (h)	0.0	(g)
Citigroup, Inc.	17		1,929	67	0.0	(g)
Cleveland-Cliffs, Inc.	7		84	3	0.0	(g)
CME Group, Inc.	5		1,241	4	0.0	(g)
Cognex Corp.	—	(h)	5	— (h)	0.0	(g)
Comfort Systems USA, Inc.	—	(h)	33	(1)	0.0	(g)
Commerce Bancshares, Inc./MO	1		38	(1)	0.0	(g)
Commercial Metals Co.	1		50	(1)	0.0	(g)
Conagra Brands, Inc.	10		176	(6)	0.0	(g)
Constellation Brands, Inc.	1		158	(6)	0.0	(g)
Construction Partners, Inc.	1		76	(1)	0.0	(g)
Copart, Inc.	—	(h)	10	— (h)	0.0	(g)
Corteva, Inc.	—	(h)	31	1	0.0	(g)
Crane Co.	—	(h)	19	(1)	0.0	(g)
Crown Holdings, Inc.	8		830	14	0.0	(g)
CSX Corp.	1		22	(1)	0.0	(g)
CubeSmart	16		569	(8)	0.0	(g)
Cullen/Frost Bankers, Inc.	1		106	(2)	0.0	(g)

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2025	SIX CIRCLES TRUST	625

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2025 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

REFERENCE ENTITY	SHARES		NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)

Long Positions — continued
Common Stocks — continued

United States — continued
Curtiss-Wright Corp.	—	(h)	96	1		0.0	(g)
Danaher Corp.	3		696	1		0.0	(g)
Darden Restaurants, Inc.	—	(h)	17	—	(h)	0.0	(g)
DaVita, Inc.	1		87	(5)		0.0	(g)
Dell Technologies, Inc.	—	(h)	28	—	(h)	0.0	(g)
Devon Energy Corp.	1		27	—	(h)	0.0	(g)
Digital Realty Trust, Inc.	1		128	2		0.0	(g)
Donaldson Co., Inc.	4		374	(16)		0.0	(g)
Dow, Inc.	15		361	(1)		0.0	(g)
Doximity, Inc.	4		165	(1)		0.0	(g)
DR Horton, Inc.	1		206	(16)		0.0	(g)
Dropbox, Inc.	2		58	—	(h)	0.0	(g)
Dycom Industries, Inc.	—	(h)	38	(1)		0.0	(g)
Dynatrace, Inc.	—	(h)	5	—	(h)	0.0	(g)
Ecolab, Inc.	—	(h)	70	—	(h)	0.0	(g)
Elastic NV	—	(h)	29	1		0.0	(g)
Element Solutions, Inc.	1		14	—	(h)	0.0	(g)
Encompass Health Corp.	—	(h)	37	(1)		0.0	(g)
EOG Resources, Inc.	—	(h)	15	—	(h)	0.0	(g)
EPAM Systems, Inc.	—	(h)	23	(1)		0.0	(g)
Equifax, Inc.	2		339	—	(h)	0.0	(g)
Essential Properties Realty Trust, Inc.	—	(h)	7	—	(h)	0.0	(g)
Etsy, Inc.	—	(h)	18	1		0.0	(g)
Eversource Energy	—	(h)	6	—	(h)	0.0	(g)
Exelixis, Inc.	5		189	11		0.0	(g)
ExlService Holdings, Inc.	1		57	1		0.0	(g)
Expeditors International of Washington, Inc.	3		475	(8)		0.0	(g)
Fidelity National Information Services, Inc.	—	(h)	18	—	(h)	0.0	(g)
First Citizens BancShares, Inc./NC	—	(h)	529	18		0.0	(g)
First Industrial Realty Trust, Inc.	6		329	(6)		0.0	(g)
Flex Ltd.	2		107	(12)		0.0	(g)
Floor & Decor Holdings, Inc.	—	(h)	13	—	(h)	0.0	(g)
Fluor Corp.	—	(h)	21	(2)		0.0	(g)
Fortune Brands Innovations, Inc.	1		31	(1)		0.0	(g)
Fox Corp.	15		1,064	27		0.0	(g)
Franklin Resources, Inc.	20		470	5		0.0	(g)
Gap, Inc. (The)	2		41	(2)		0.0	(g)
Gartner, Inc.	3		673	16		0.0	(g)
GE Vernova, Inc.	—	(h)	52	(2)		0.0	(g)
General Electric Co.	—	(h)	6	—	(h)	0.0	(g)
Gentex Corp.	8		197	(3)		0.0	(g)
Globe Life, Inc.	1		112	(1)		0.0	(g)
Grand Canyon Education, Inc.	—	(h)	4	—	(h)	0.0	(g)
Group 1 Automotive, Inc.	—	(h)	7	—	(h)	0.0	(g)
Guidewire Software, Inc.	—	(h)	79	3		0.0	(g)
H&R Block, Inc.	—	(h)	5	—	(h)	0.0	(g)
Halozyme Therapeutics, Inc.	—	(h)	12	1		0.0	(g)
Hamilton Lane, Inc.	—	(h)	36	2		0.0	(g)
Hasbro, Inc.	—	(h)	5	—	(h)	0.0	(g)
HEICO Corp.	—	(h)	73	2		0.0	(g)
Henry Schein, Inc.	1		47	(1)		0.0	(g)
HF Sinclair Corp.	1		63	(3)		0.0	(g)
Hilton Worldwide Holdings, Inc.	1		332	2		0.0	(g)
Honeywell International, Inc.	—	(h)	12	—	(h)	0.0	(g)
Houlihan Lokey, Inc.	—	(h)	16	—	(h)	0.0	(g)

SEE NOTES TO FINANCIAL STATEMENTS.

626	SIX CIRCLES TRUST	DECEMBER 31, 2025

REFERENCE ENTITY	SHARES		NOTIONAL VALUE (1)		UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)

Long Positions — continued
Common Stocks — continued

United States — continued
Hubbell, Inc.	—	(h)	68		— (h)	0.0	(g)
HubSpot, Inc.	—	(h)	22		1	0.0	(g)
IES Holdings, Inc.	—	(h)	17		(2)	0.0	(g)
Illinois Tool Works, Inc.	—	(h)	87		(4)	0.0	(g)
Ingredion, Inc.	—	(h)	16		— (h)	0.0	(g)
Installed Building Products, Inc.	—	(h)	24		(1)	0.0	(g)
Insulet Corp.	—	(h)	4		— (h)	0.0	(g)
Intercontinental Exchange, Inc.	—	(h)	17		— (h)	0.0	(g)
Invitation Homes, Inc.	19		501		16	0.0	(g)
ITT, Inc.	1		190		(1)	0.0	(g)
JB Hunt Transport Services, Inc.	—	(h)	4		— (h)	0.0	(g)
Jefferies Financial Group, Inc.	—	(h)	28		— (h)	0.0	(g)
KBR, Inc.	1		63		(4)	0.0	(g)
KeyCorp.	2		40		— (h)	0.0	(g)
Keysight Technologies, Inc.	—	(h)	11		— (h)	0.0	(g)
Kimco Realty Corp.	1		24		— (h)	0.0	(g)
Kirby Corp.	2		183		— (h)	0.0	(g)
Kratos Defense & Security Solutions, Inc.	—	(h)	32		1	0.0	(g)
Kroger Co. (The)	—	(h)	5		— (h)	0.0	(g)
Kyndryl Holdings, Inc.	1		14		— (h)	0.0	(g)
L3Harris Technologies, Inc.	—	(h)	5		— (h)	0.0	(g)
Labcorp Holdings, Inc.	—	(h)	19		— (h)	0.0	(g)
Las Vegas Sands Corp.	—	(h)	29		(1)	0.0	(g)
Lear Corp.	1		147		(2)	0.0	(g)
Leidos Holdings, Inc.	—	(h)	—	(h)	— (h)	0.0	(g)
Lennar Corp.	—	(h)	48		(7)	0.0	(g)
Light & Wonder, Inc.	—	(h)	30		1	0.0	(g)
Linde plc	—	(h)	126		3	0.0	(g)
Lithia Motors, Inc.	1		284		(12)	0.0	(g)
Lockheed Martin Corp.	1		701		(1)	0.0	(g)
Louisiana-Pacific Corp.	—	(h)	14		(1)	0.0	(g)
LyondellBasell Industries NV	1		31		— (h)	0.0	(g)
Marathon Petroleum Corp.	—	(h)	21		(1)	0.0	(g)
MasTec, Inc.	1		218		(3)	0.0	(g)
Mattel, Inc.	3		65		(2)	0.0	(g)
Meritage Homes Corp.	1		66		(4)	0.0	(g)
MetLife, Inc.	—	(h)	8		— (h)	0.0	(g)
MGM Resorts International	12		452		(11)	0.0	(g)
Micron Technology, Inc.	—	(h)	66		14	0.0	(g)
Mosaic Co. (The)	5		128		(4)	0.0	(g)
Motorola Solutions, Inc.	—	(h)	12		1	0.0	(g)
MP Materials Corp.	6		327		(16)	0.0	(g)
Neurocrine Biosciences, Inc.	—	(h)	8		(1)	0.0	(g)
NNN REIT, Inc.	1		43		(1)	0.0	(g)
Northrop Grumman Corp.	—	(h)	276		(3)	0.0	(g)
NVR, Inc.	—	(h)	46		(2)	0.0	(g)
Ollie’s Bargain Outlet Holdings, Inc.	—	(h)	31		(1)	0.0	(g)
Onto Innovation, Inc.	—	(h)	13		— (h)	0.0	(g)
Oshkosh Corp.	1		80		(2)	0.0	(g)
Otis Worldwide Corp.	—	(h)	16		— (h)	0.0	(g)
Owens Corning	—	(h)	9		— (h)	0.0	(g)
Paycom Software, Inc.	—	(h)	35		(1)	0.0	(g)
Paylocity Holding Corp.	—	(h)	16		— (h)	0.0	(g)
PepsiCo., Inc.	—	(h)	11		(1)	0.0	(g)
Pilgrim’s Pride Corp.	—	(h)	16		— (h)	0.0	(g)

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2025	SIX CIRCLES TRUST	627

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2025 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

REFERENCE ENTITY	SHARES		NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)

Long Positions — continued
Common Stocks — continued

United States — continued
Pinnacle Financial Partners, Inc.	—	(h)	—	(1)		0.0	(g)
Pinnacle West Capital Corp.	3		270	1		0.0	(g)
PJT Partners, Inc.	—	(h)	30	(1)		0.0	(g)
Principal Financial Group, Inc.	1		64	(2)		0.0	(g)
Procter & Gamble Co. (The)	—	(h)	25	—	(h)	0.0	(g)
Prosperity Bancshares, Inc.	7		469	(19)		0.0	(g)
PTC Therapeutics, Inc.	—	(h)	7	—	(h)	0.0	(g)
Ralph Lauren Corp.	1		275	(13)		0.0	(g)
RBC Bearings, Inc.	1		292	(9)		0.0	(g)
Regal Rexnord Corp.	—	(h)	20	(1)		0.0	(g)
Regions Financial Corp.	1		18	—	(h)	0.0	(g)
Reinsurance Group of America, Inc.	1		224	(1)		0.0	(g)
Reliance, Inc.	—	(h)	27	—	(h)	0.0	(g)
ResMed, Inc.	3		805	(39)		0.0	(g)
ROBLOX Corp.	—	(h)	18	—	(h)	0.0	(g)
Roku, Inc.	4		450	(2)		0.0	(g)
RTX Corp.	—	(h)	32	—	(h)	0.0	(g)
Rubrik, Inc.	—	(h)	7	—	(h)	0.0	(g)
S&P Global, Inc.	2		978	45		0.0	(g)
Salesforce, Inc.	—	(h)	36	1		0.0	(g)
Sandisk Corp	—	(h)	85	14		0.0	(g)
SEI Investments Co.	1		90	—	(h)	0.0	(g)
ServiceTitan, Inc.	—	(h)	30	1		0.0	(g)
Sirius XM Holdings, Inc.	1		16	(1)		0.0	(g)
Skyworks Solutions, Inc.	1		72	(2)		0.0	(g)
Sprouts Farmers Market, Inc.	5		429	(4)		0.0	(g)
SS&C Technologies Holdings, Inc.	—	(h)	29	—	(h)	0.0	(g)
State Street Corp.	—	(h)	59	—	(h)	0.0	(g)
Stifel Financial Corp.	—	(h)	7	—	(h)	0.0	(g)
Sysco Corp.	—	(h)	26	(1)		0.0	(g)
Taylor Morrison Home Corp.	—	(h)	27	(1)		0.0	(g)
Tenet Healthcare Corp.	2		301	2		0.0	(g)
Tetra Tech, Inc.	1		24	(1)		0.0	(g)
Texas Instruments, Inc.	5		857	(22)		0.0	(g)
Textron, Inc.	1		76	(1)		0.0	(g)
TG Therapeutics, Inc.	—	(h)	5	—	(h)	0.0	(g)
Thor Industries, Inc.	—	(h)	21	—	(h)	0.0	(g)
T-Mobile US, Inc.	—	(h)	12	—	(h)	0.0	(g)
Toro Co. (The)	1		53	4		0.0	(g)
Trade Desk, Inc. (The)	2		66	3		0.0	(g)
Travelers Cos., Inc. (The)	—	(h)	13	—	(h)	0.0	(g)
Trimble, Inc.	—	(h)	19	—	(h)	0.0	(g)
Truist Financial Corp.	1		25	—	(h)	0.0	(g)
TTM Technologies, Inc.	—	(h)	15	(1)		0.0	(g)
Twilio, Inc.	—	(h)	9	1		0.0	(g)
Uber Technologies, Inc.	—	(h)	18	—	(h)	0.0	(g)
UFP Industries, Inc.	—	(h)	35	(1)		0.0	(g)
UnitedHealth Group, Inc.	—	(h)	21	(1)		0.0	(g)
Universal Display Corp.	—	(h)	36	(1)		0.0	(g)
Unum Group	4		307	2		0.0	(g)
US Bancorp	—	(h)	17	—	(h)	0.0	(g)
Vaxcyte, Inc.	3		126	5		0.0	(g)
Veeva Systems, Inc.	—	(h)	8	—	(h)	0.0	(g)
Veralto Corp.	1		56	—	(h)	0.0	(g)
VeriSign, Inc.	—	(h)	16	—	(h)	0.0	(g)

SEE NOTES TO FINANCIAL STATEMENTS.

628	SIX CIRCLES TRUST	DECEMBER 31, 2025

REFERENCE ENTITY	SHARES		NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)

Long Positions — continued
Common Stocks — continued

United States — continued
Verisk Analytics, Inc.	—	(h)	61	1		0.0	(g)
Vertiv Holdings Co.	—	(h)	67	2		0.0	(g)
Viatris, Inc.	2		19	1		0.0	(g)
VICI Properties, Inc.	—	(h)	5	—	(h)	0.0	(g)
Virtu Financial, Inc.	—	(h)	11	—	(h)	0.0	(g)
Vistra Corp.	—	(h)	21	(1)		0.0	(g)
Voya Financial, Inc.	—	(h)	16	—	(h)	0.0	(g)
Wayfair, Inc.	1		112	2		0.0	(g)
Waystar Holding Corp.	3		101	1		0.0	(g)
Wells Fargo & Co.	4		390	1		0.0	(g)
Westinghouse Air Brake Technologies Corp.	4		803	(7)		0.0	(g)
Westlake Corp.	1		89	—	(h)	0.0	(g)
WP Carey, Inc.	1		65	(1)		0.0	(g)
XPO, Inc.	1		101	(7)		0.0	(g)
Xylem, Inc./NY	—	(h)	27	—	(h)	0.0	(g)
Zebra Technologies Corp.	1		354	(30)		0.0	(g)
Zions Bancorp NA	—	(h)	6	—	(h)	0.0	(g)
Zoetis, Inc.	—	(h)	9	—	(h)	0.0	(g)

Uruguay
MercadoLibre, Inc.	—	(h)	65	2		0.0	(g)

Total Long Positions of Total Return Swaps			37,343	80		0.0	(g)

Total of Long and Short Positions of Total Return Swaps			941	259		0.0	(g)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE (1)	NET UNREALIZED APPRECIATION/ (DEPRECIATION) ($) (2)	NET CASH AND OTHER RECEIVABLES/ PAYABLES ($)	VALUE ($)
UBS AG London	The Fund receives a return on portfolio of long and short equity positions and pays or receives one day FEDEF on long positions and short positions respectively, plus or minus spread (rates range from 0% to 0%) which is denominated in USD based on the local currencies of the positions within the swap	12/17/2049	(163)	(1)	—	(1)

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2025	SIX CIRCLES TRUST	629

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2025 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

REFERENCE ENTITY	SHARES		NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
Short Positions
Common Stocks
United States
ConocoPhillips	—	(h)	(38)	(1)		0.0	(g)
IDEX Corp.	(1)		(142)	—	(h)	0.0	(g)

Total Short Positions of Total Return Swaps			(180)	(1)		0.0	(g)

Long Positions
Common Stocks
United States
Bank of America Corp.	—	(h)	17	—	(h)	0.0	(g)

Total Long Positions of Total Return Swaps			17	—	(h)	0.0	(g)

Total of Long and Short Positions of Total Return Swaps			(163)	(1)		0.0	(g)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE (1)	NET UNREALIZED APPRECIATION/ (DEPRECIATION) ($) (2)	NET CASH AND OTHER RECEIVABLES/ PAYABLES ($)	VALUE ($)
UBS AG London	The Fund receives a return on portfolio of long and short equity positions and pays or receives one day FEDEF on long positions and short positions respectively, plus or minus spread (rates range from 0% to 0%) which is denominated in USD based on the local currencies of the positions within the swap	12/15/2049	(28)	(1)	—	(1)

REFERENCE ENTITY	SHARES		NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)
Short Positions
Common Stocks
United States
Williams Cos., Inc. (The)	—	(h)	(28)	(1)	0.0	(g)

Total Short Positions of Total Return Swaps			(28)	(1)	0.0	(g)

Total of Long and Short Positions of Total Return Swaps			(28)	(1)	0.0	(g)

COUNTERPARTY	Description	TERMINATION DATE	NOTIONAL VALUE (1)	NET UNREALIZED APPRECIATION/ (DEPRECIATION) ($) (2)	NET CASH AND OTHER RECEIVABLES/ PAYABLES ($)		VALUE ($)
UBS AG London	The Fund receives a return on portfolio of long and short equity positions and pays or receives one day FEDEF on long positions and short positions respectively, plus or minus spread (rates range from 0% to 0%) which is denominated in USD based on the local currencies of the positions within the swap	12/10/2049	61	3	—	(h)	3

SEE NOTES TO FINANCIAL STATEMENTS.

630	SIX CIRCLES TRUST	DECEMBER 31, 2025

REFERENCE ENTITY	SHARES		NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
Short Positions
Common Stocks
United States
Littelfuse, Inc.	—	(h)	(6)	—	(h)	0.0	(g)
Southwest Airlines Co.	—	(h)	(8)	—	(h)	0.0	(g)
Verizon Communications, Inc.	(1)		(52)	—	(h)	0.0	(g)

Total Short Positions of Total Return Swaps			(66)	—	(h)	0.0	(g)

Long Positions
Common Stocks
United States
Advanced Micro Devices, Inc.	1		104	3		0.0	(g)
Allstate Corp. (The)	—	(h)	23	—	(h)	0.0	(g)

Total Long Positions of Total Return Swaps			127	3		0.0	(g)

Total of Long and Short Positions of Total Return Swaps			61	3		0.0	(g)

COUNTERPARTY	Description	TERMINATION DATE	NOTIONAL VALUE (1)	NET UNREALIZED APPRECIATION/ (DEPRECIATION) ($) (2)		NET CASH AND OTHER RECEIVABLES/ PAYABLES ($)	VALUE ($)
UBS AG London	The Fund receives a return on portfolio of long and short equity positions and pays or receives one day FEDEF on long positions and short positions respectively, plus or minus spread (rates range from 0% to 0%) which is denominated in USD based on the local currencies of the positions within the swap	12/11/2049	14	—	(h)	—	—	(h)

REFERENCE ENTITY	SHARES		NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
Long Positions
Common Stocks
Hong Kong
Jardine Matheson Holdings Ltd.	—	(h)	14	—	(h)	0.0	(g)

Total Long Positions of Total Return Swaps			14	—	(h)	0.0	(g)

Total of Long and Short Positions of Total Return Swaps			14	—	(h)	0.0	(g)

COUNTERPARTY	Description	TERMINATION DATE	NOTIONAL VALUE (1)	NET UNREALIZED APPRECIATION/ (DEPRECIATION) ($) (2)		NET CASH AND OTHER RECEIVABLES/ PAYABLES ($)	VALUE ($)
UBS AG London	The Fund receives a return on portfolio of long and short equity positions and pays or receives one day FEDEF on long positions and short positions respectively, plus or minus spread (rates range from 0% to 0%) which is denominated in USD based on the local currencies of the positions within the swap	12/09/2049	(27)	—	(h)	—	—	(h)

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2025	SIX CIRCLES TRUST	631

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2025 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
Short Positions
Common Stocks
United States
Intel Corp.	(1)	(27)	—	(h)	0.0	(g)

Total Short Positions of Total Return Swaps		(27)	—	(h)	0.0	(g)

Total of Long and Short Positions of Total Return Swaps		(27)	—	(h)	0.0	(g)

COUNTERPARTY	Description	TERMINATION DATE	NOTIONAL VALUE (1)	NET UNREALIZED APPRECIATION/ (DEPRECIATION) ($) (2)	NET CASH AND OTHER RECEIVABLES/ PAYABLES ($)		VALUE ($)
UBS AG London	The Fund receives a return on portfolio of long and short equity positions and pays or receives one day FEDEF on long positions and short positions respectively, plus or minus spread (rates range from 0% to 0%) which is denominated in USD based on the local currencies of the positions within the swap	12/08/2049	(66)	(1)	—	(h)	(1)

REFERENCE ENTITY	SHARES		NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)
Short Positions
Common Stocks
United States
FedEx Corp.	—	(h)	(89)	(2)	0.0	(g)
Total Short Positions of Total Return Swaps			(89)	(2)	0.0	(g)

Long Positions
Common Stocks
United States
Molina Healthcare, Inc.	—	(h)	23	1	0.0	(g)

Total Long Positions of Total Return Swaps			23	1	0.0	(g)

Total of Long and Short Positions of Total Return Swaps			(66)	(1)	0.0	(g)

COUNTERPARTY	Description	TERMINATION DATE	NOTIONAL VALUE (1)	NET UNREALIZED APPRECIATION/ (DEPRECIATION) ($) (2)		NET CASH AND OTHER RECEIVABLES/ PAYABLES ($)		VALUE ($)
UBS AG London	The Fund receives a return on portfolio of long and short equity positions and pays or receives one day FEDEF on long positions and short positions respectively, plus or minus spread (rates range from 0% to 0%) which is denominated in USD based on the local currencies of the positions within the swap	12/04/2049	21	—	(h)	—	(h)	—	(h)

SEE NOTES TO FINANCIAL STATEMENTS.

632	SIX CIRCLES TRUST	DECEMBER 31, 2025

REFERENCE ENTITY	SHARES		NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
Long Positions
Common Stocks
United States
Netflix, Inc.	—	(h)	8	—	(h)	0.0	(g)
Simon Property Group, Inc.	—	(h)	13	—	(h)	0.0	(g)

Total Long Positions of Total Return Swaps			21	—	(h)	0.0	(g)

Total of Long and Short Positions of Total Return Swaps			21	—	(h)	0.0	(g)

COUNTERPARTY	Description	TERMINATION DATE	NOTIONAL VALUE (1)	NET UNREALIZED APPRECIATION/ (DEPRECIATION) ($) (2)		NET CASH AND OTHER RECEIVABLES/ PAYABLES ($)	VALUE ($)
UBS AG London	The Fund receives a return on portfolio of long and short equity positions and pays or receives one day FEDEF on long positions and short positions respectively, plus or minus spread (rates range from 0% to 0%) which is denominated in USD based on the local currencies of the positions within the swap	12/03/2049	12	—	(h)	—	—	(h)

REFERENCE ENTITY	SHARES		NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)

Long Positions
Common Stocks
Israel
Tower Semiconductor Ltd.	—	(h)	12	—	(h)	0.0	(g)

Total Long Positions of Total Return Swaps			12	—	(h)	0.0	(g)

Total of Long and Short Positions of Total Return Swaps			12	—	(h)	0.0	(g)

COUNTERPARTY	Description	TERMINATION DATE	NOTIONAL VALUE (1)	NET UNREALIZED APPRECIATION/ (DEPRECIATION) ($) (2)		NET CASH AND OTHER RECEIVABLES/ PAYABLES ($)	VALUE ($)
UBS AG London	The Fund receives a return on portfolio of long and short equity positions and pays or receives one day FEDEF on long positions and short positions respectively, plus or minus spread (rates range from 0% to 0%) which is denominated in USD based on the local currencies of the positions within the swap	12/02/2049	7	—	(h)	—	—	(h)

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2025	SIX CIRCLES TRUST	633

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2025 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

REFERENCE ENTITY	SHARES		NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)

Long Positions
Common Stocks
United States
Quest Diagnostics, Inc.	—	(h)	7	—	(h)	0.0	(g)

Total Long Positions of Total Return Swaps			7	—	(h)	0.0	(g)

Total of Long and Short Positions of Total Return Swaps			7	—	(h)	0.0	(g)

COUNTERPARTY	Description	TERMINATION DATE	NOTIONAL VALUE (1)	NET UNREALIZED APPRECIATION/ (DEPRECIATION) ($) (2)		NET CASH AND OTHER RECEIVABLES/ PAYABLES ($)	VALUE ($)
UBS AG London	The Fund receives a return on portfolio of long and short equity positions and pays or receives one day FEDEF on long positions and short positions respectively, plus or minus spread (rates range from 0% to 0%) which is denominated in USD based on the local currencies of the positions within the swap	12/01/2049	49	—	(h)	—	—	(h)

REFERENCE ENTITY	SHARES		NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)

Long Positions
Common Stocks
Israel
Check Point Software Technologies Ltd.	—	(h)	49	—	(h)	0.0	(g)

Total Long Positions of Total Return Swaps			49	—	(h)	0.0	(g)

Total of Long and Short Positions of Total Return Swaps			49	—	(h)	0.0	(g)

COUNTERPARTY	Description	TERMINATION DATE	NOTIONAL VALUE (1)	NET UNREALIZED APPRECIATION/ (DEPRECIATION) ($) (2)	NET CASH AND OTHER RECEIVABLES/ PAYABLES ($)	VALUE ($)
UBS AG London	The Fund receives a return on portfolio of long and short equity positions and pays or receives one day FEDEF on long positions and short positions respectively, plus or minus spread (rates range from 0.2% to 0.2%) which is denominated in USD based on the local currencies of the positions within the swap	12/29/2049	120	(4)	—	(4)

SEE NOTES TO FINANCIAL STATEMENTS.

634	SIX CIRCLES TRUST	DECEMBER 31, 2025

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)

Long Positions
Common Stocks
United States
Alaska Air Group, Inc.	2	120	(4)	0.0	(g)

Total Long Positions of Total Return Swaps		120	(4)	0.0	(g)

Total of Long and Short Positions of Total Return Swaps		120	(4)	0.0	(g)

COUNTERPARTY	Description	TERMINATION DATE	NOTIONAL VALUE (1)	NET UNREALIZED APPRECIATION/ (DEPRECIATION) ($) (2)	NET CASH AND OTHER RECEIVABLES/ PAYABLES ($)		VALUE ($)
UBS AG London	The Fund receives a return on portfolio of long and short equity positions and pays or receives one day FEDEF on long positions and short positions respectively, plus or minus spread (rates range from 0% to 0%) which is denominated in USD based on the local currencies of the positions within the swap	12/16/2049	(17)	1	—	(h)	1

REFERENCE ENTITY	SHARES		NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)
Short Positions
Common Stocks
United States
BXP, Inc.	—	(h)	(17)	1	0.0	(g)

Total Short Positions of Total Return Swaps			(17)	1	0.0	(g)

Total of Long and Short Positions of Total Return Swaps			(17)	1	0.0	(g)

COUNTERPARTY	Description	TERMINATION DATE	NOTIONAL VALUE (1)	NET UNREALIZED APPRECIATION/ (DEPRECIATION) ($) (2)	NET CASH AND OTHER RECEIVABLES/ PAYABLES ($)	VALUE ($)
UBS AG London	The Fund receives a return on portfolio of long and short equity positions and pays or receives one day FEDEF on long positions and short positions respectively, plus or minus spread (rates range from 0.2% to 0.2%) which is denominated in USD based on the local currencies of the positions within the swap	12/12/2049	939	(6)	1	(5)

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2025	SIX CIRCLES TRUST	635

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2025 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)
Long Positions
Common Stocks
United States
AES Corp. (The)	3	39	2	0.0	(g)
Apple, Inc.	2	455	(4)	0.0	(g)
Applied Industrial Technologies, Inc.	2	400	(5)	0.0	(g)
Ball Corp.	1	45	1	0.0	(g)

Total Long Positions of Total Return Swaps		939	(6)	0.0	(g)

Total of Long and Short Positions of Total Return Swaps		939	(6)	0.0	(g)

COUNTERPARTY	Description	TERMINATION DATE	NOTIONAL VALUE (1)	NET UNREALIZED APPRECIATION/ (DEPRECIATION) ($) (2)		NET CASH AND OTHER RECEIVABLES/ PAYABLES ($)	VALUE ($)
UBS AG London	The Fund receives a return on portfolio of long and short equity positions and pays or receives one day FEDEF on long positions and short positions respectively, plus or minus spread (rates range from 0% to 0%) which is denominated in USD based on the local currencies of the positions within the swap	12/18/2049	14	—	(h)	—	—	(h)

REFERENCE ENTITY	SHARES		NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)

Long Positions
Common Stocks
United States
Boston Scientific Corp.	—	(h)	14	—	(h)	0.0	(g)

Total Long Positions of Total Return Swaps			14	—	(h)	0.0	(g)

Total of Long and Short Positions of Total Return Swaps			14	—	(h)	0.0	(g)

COUNTERPARTY	Description	TERMINATION DATE	NOTIONAL VALUE (1)	NET UNREALIZED APPRECIATION/ (DEPRECIATION) ($) (2)		NET CASH AND OTHER RECEIVABLES/ PAYABLES ($)	VALUE ($)
UBS AG London	The Fund receives a return on portfolio of long and short equity positions and pays or receives one day FEDEF on long positions and short positions respectively, plus or minus spread (rates range from 0% to 0%) which is denominated in USD based on the local currencies of the positions within the swap	12/31/2049	10	—	(h)	—	–	(h)

SEE NOTES TO FINANCIAL STATEMENTS.

636	SIX CIRCLES TRUST	DECEMBER 31, 2025

REFERENCE ENTITY	SHARES		NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)

Long Positions
Common Stocks
United States
Progressive Corp. (The)	—	(h)	10	—	(h)	0.0	(g)

Total Long Positions of Total Return Swaps			10	—	(h)	0.0	(g)

Total of Long and Short Positions of Total Return Swaps			10	—	(h)	0.0	(g)

Total			400,321	1,543		0.0	(g)

(1)

Notional value represents market value, as of December 31, 2025, of these positions based on the securities’ last sale or closing price on the principal exchange on which the securities are traded. (2) Unrealized appreciation (depreciation) represents the unrealized gain(loss) of the positions subsequent to the swap reset.

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2025	SIX CIRCLES TRUST	637

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2025 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2025

€STER	— Euro Short-Term Rate
CABROVER	— Bank of Canada Overnight Lending Rate Index
CIBOR	— Copenhagen Interbank Offered Rate
CLO	— Collateralized Loan Obligations
CMT	— Constant Maturity Treasury
CORRA	— Canadian Overnight Repo Rate Average
DESTR	— Denmark Short-Term Rate
DISC	— Domestic International Sales Corporation
EURIBOR	— Euro Interbank Offered Rate
FEDEF	— US Federal Fund Effective Rate (Continuous Series)
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
HONIA	— Hong Kong Overnight Index Average
ICE	— Constant Maturity Treasury
IF

—  Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of December 31, 2025. The rate may be subject to a cap and floor.

IO

—  Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accel erated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

KORIBOR	— Korea Interbank Offered Rate
MUTSC	— Bank of Japan Estimate Unsecured Overnight Call Rate
NIBOR	— Norwegian Interbank Offered Rate
NOWA	— Norwegian Overnight Weighted Average
OBFR	— Overnight Bank Funding Rate
PO

—  Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.

RBA	— Reserve Bank of Australia
RBNZ	— Reserve Bank of New Zealand
REMICS	— Real Estate Mortgage Investment Conduit
SARON	— Swiss Average Rate Overnight
SHIR	— Shekel Overnight Interest Rate
SOFR	— Secured Overnight Financing Rate
SONIA	— Sterling Overnight Index Average
SORA	— Singapore Overnight Rate Average
STIBOR	— Stockholm Interbank Offered Rate
SUB	— Step-Up Bond. The interest rate shown is the rate in effect as of December 31, 2025.
TAIBOR	— Taipei Interbank Offered Rate

TBA	— To Be Announced
(a)	— Non-income producing security.
(c)	All or a portion of this security is held by a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands.
(e)	— Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended.
(g)	— Amount rounds to less than 0.05%.
(h)	— Amount rounds to less than 500 shares/principal or $500.
(n)	— The rate shown is the effective yield as of December 31, 2025.
(o)	— Loan assignments are presented by obligor. Each Series or loan tranche underlying each obligor may have varying terms.
(u)	— All or a portion of the security is unsettled as of December 31, 2025. Unless otherwise indicated, the coupon rate is undetermined.
(w)	— All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(x)

—  Security is perpetual and thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of December 31, 2025.

(z)

—  Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of December 31, 2025.

(aa)	— Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of December 31, 2025.
(bb)	— Security has been valued using significant unobservable inputs.
(gg)	— Position, or portion thereof, has been segregated to collateralize repurchase and/or reverse repurchase agreements.
(ii)	— Approximately $224 of these investments are restricted as collateral for forwards to various brokers.
AUD	— Australian Dollar
BRL	— Brazilian Real
CAD	— Canadian Dollar
CHF	— Swiss Franc
EUR	— Euro
GBP	— British Pound
HKD	— Hong Kong Dollar
JPY	— Japanese Yen
KRW	— Korean Won
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
SEK	— Swedish Krona
SGD	— Singapore Dollar
USD	— United States Dollar
ZAR	— South African Rand

SEE NOTES TO FINANCIAL STATEMENTS.

638	SIX CIRCLES TRUST	DECEMBER 31, 2025

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2025

(Amounts in thousands)

Six Circles Ultra Short Duration Fund
ASSETS:
Investments in non-affiliates, at value	$798,830
Repurchase agreements, at value	6,500
Foreign currency, at value	5
Deposits at broker for futures contracts	1,665
Deposits at broker for centrally cleared swaps	1,128
Receivables:
Investment securities sold	4
Investment securities sold — delayed delivery securities	4,452
Fund shares sold	618
Interest and dividends from non-affiliates	6,077
Variation margin on futures contracts	222
Variation margin on centrally cleared swaps (net upfront payments of $17)	139
Unrealized appreciation on forward foreign currency exchange contracts	55
Other assets	5

Total Assets	819,700

LIABILITIES:
Payables:
Investment securities purchased — delayed delivery securities	8,880
Fund shares redeemed	149
Unrealized depreciation on forward foreign currency exchange contracts	452
Accrued liabilities:
Investment advisory fees	78
Administration fees	22
Custodian and accounting fees	58
Registration and filing fees	14
Other	89

Total Liabilities	9,742

Commitments and contingent liabilities*

Net Assets	$809,958

NET ASSETS:
Paid-in capital	$811,817
Total distributable earnings (loss)	(1,859)

Total Net Assets	$809,958

Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):	80,842
Net Asset Value, offering and redemption price per share (a):	$10.02
Cost of investments in non-affiliates	$794,016
Cost of repurchase agreements	6,500
Cost of foreign currency	5

*	See Note 3.
(a)	Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2025	SIX CIRCLES TRUST	639

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2025 (continued)

(Amounts in thousands)

Six Circles Tax Aware Ultra Short Duration Fund
ASSETS:
Investments in non-affiliates, at value	$1,012,990
Repurchase agreements, at value	7,400
Foreign currency, at value	1
Deposits at broker for futures contracts	1,274
Deposits at broker for centrally cleared swaps	1,511
Prepaid expenses	1
Receivables:
Investment securities sold	5
Investment securities sold — delayed delivery securities	5,056
Fund shares sold	438
Interest and dividends from non-affiliates	7,431
Variation margin on futures contracts	232
Variation margin on centrally cleared swaps (net upfront payments of $22)	200
Unrealized appreciation on forward foreign currency exchange contracts	9
Other assets	5

Total Assets	1,036,553

LIABILITIES:
Payables:
Investment securities purchased — delayed delivery securities	10,085
Fund shares redeemed	84
Unrealized depreciation on forward foreign currency exchange contracts	380
Accrued liabilities:
Investment advisory fees	79
Administration fees	26
Custodian and accounting fees	43
Registration and filing fees	28
Other	81

Total Liabilities	10,806

Commitments and contingent liabilities*

Net Assets	$1,025,747

NET ASSETS:
Paid-in capital	$1,030,439
Total distributable earnings (loss)	(4,692)

Total Net Assets	$1,025,747

Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):	103,319
Net Asset Value, offering and redemption price per share (a):	$9.93
Cost of investments in non-affiliates	$1,011,033
Cost of repurchase agreements	7,400
Cost of foreign currency	1

*	See Note 3.
(a)	Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.

SEE NOTES TO FINANCIAL STATEMENTS.

640	SIX CIRCLES TRUST	DECEMBER 31, 2025

Six Circles U.S. Unconstrained Equity Fund
ASSETS:
Investments in non-affiliates, at value	$32,205,080
Deposits at broker for futures contracts	4,379
Prepaid expenses	18
Receivables:
Investment securities sold	69,953
Fund shares sold	23,070
Interest and dividends from non-affiliates	13,968
Tax reclaims	15

Total Assets	32,316,483

LIABILITIES:
Payables:
Due to custodian — cash	46
Investment securities purchased	78,380
Fund shares redeemed	3,303
Variation margin on futures contracts	529
Accrued liabilities:
Investment advisory fees	1,060
Administration fees	132
Custodian and accounting fees	208
Registration and filing fees	305
Other	288

Total Liabilities	84,251

Commitments and contingent liabilities*

Net Assets	$32,232,232

NET ASSETS:
Paid-in capital	$20,964,797
Total distributable earnings (loss)	11,267,435

Total Net Assets	$32,232,232

Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):	1,693,554
Net Asset Value, offering and redemption price per share (a):	$19.03
Cost of investments in non-affiliates	$21,004,673

*	See Note 3.
(a)	Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2025	SIX CIRCLES TRUST	641

CONSOLIDATED STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2025 (continued)

(Amounts in thousands)

Six Circles International Unconstrained Equity Fund
ASSETS:
Investments in non-affiliates, at value	$19,484,423
Foreign currency, at value	1,070
Deposits at broker for futures contracts	8,155
Receivables:
Investment securities sold	73,556
Fund shares sold	9,135
Interest and dividends from non-affiliates	16,067
Tax reclaims	109,896
Unrealized appreciation on forward foreign currency exchange contracts	5,354
Other assets	1

Total Assets	19,707,657

LIABILITIES:
Payables:
Due to custodian — cash	57
Investment securities purchased	129,772
Fund shares redeemed	2,080
Variation margin on futures contracts	199
Unrealized depreciation on forward foreign currency exchange contracts	3,506
Accrued liabilities:
Investment advisory fees	812
Administration fees	133
Custodian and accounting fees	788
Other	240

Total Liabilities	137,587

Commitments and contingent liabilities*

Net Assets	$19,570,070

NET ASSETS:
Paid-in capital	$14,457,282
Total distributable earnings (loss)	5,112,788

Total Net Assets	$19,570,070

Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):	1,412,279
Net Asset Value, offering and redemption price per share (a):	$13.86
Cost of investments in non-affiliates	$13,495,986
Cost of foreign currency	1,070

*	See Note 3.
(a)	Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.

SEE NOTES TO FINANCIAL STATEMENTS.

642	SIX CIRCLES TRUST	DECEMBER 31, 2025

Six Circles Global Bond Fund
ASSETS:
Investments in non-affiliates, at value	$17,262,158
Repurchase agreements, at value	8,400
Swaptions contracts purchased, at value	6,076
Cash	578
Foreign currency, at value	7,549
Deposits at broker for futures contracts	1,248
Deposits at broker for centrally cleared swaps	5,154
Restricted cash	5,450
Prepaid expenses	11
Receivables:
Investment securities sold	204,686
Investment securities sold — delayed delivery securities	1,238,415
Fund shares sold	13,682
Interest and dividends from non-affiliates	146,350
Variation margin on futures contracts	155
Variation margin on centrally cleared swaps (net upfront payments of $1,204)	85
Unrealized appreciation on forward foreign currency exchange contracts	20,911
Outstanding OTC swap contracts, at value (net upfront payments of $—)	55

Total Assets	18,920,963

LIABILITIES:
Payable for reverse repurchase agreements	73,560
Payables:
Securities sold short, at value	324,978
Deposits from broker for delayed delivery securities	1,526
Deposits from broker for repurchase agreements	544
Interest expense	23
Investment securities purchased	173,130
Investment securities purchased — delayed delivery securities	1,852,358
Fund shares redeemed	2,641
Outstanding options written, at value	17
Unrealized depreciation on forward foreign currency exchange contracts	145,162
Outstanding OTC swap contracts, at value (net upfront payments of $—(a))	73
Accrued liabilities:
Investment advisory fees	721
Administration fees	158
Custodian and accounting fees	1,470
Registration and filing fees	303
Other	164

Total Liabilities	2,576,828

Commitments and contingent liabilities*

Net Assets	$16,344,135

NET ASSETS:
Paid-in capital	$17,101,219
Total distributable earnings (loss)	(757,084)

Total Net Assets	$16,344,135

Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):	1,939,597
Net Asset Value, offering and redemption price per share (b):	$8.43
Cost of investments in non-affiliates	$17,250,861
Cost of repurchase agreements	8,400
Cost of swaptions purchased	10,386
Cost of foreign currency	7,549
Proceeds from securities sold short	(324,335)
Premiums received from options written	(71)

*	See Note 3.
(a)	Amount rounds to less than $500.
(b)	Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2025	SIX CIRCLES TRUST	643

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2025 (continued)

(Amounts in thousands)

	Six Circles Tax Aware Bond Fund
ASSETS:
Investments in non-affiliates, at value	$14,236,775
Prepaid expenses	14
Receivables:
Investment securities sold	1,312
Fund shares sold	5,356
Interest and dividends from non-affiliates	169,770
Other assets	2

Total Assets	14,413,229

LIABILITIES:
Payables:
Due to custodian — cash	—	(a)
Investment securities purchased	23,641
Fund shares redeemed	1,064
Accrued liabilities:
Investment advisory fees	1,260
Administration fees	126
Custodian and accounting fees	381
Registration and filing fees	333
Other	120

Total Liabilities	26,925

Commitments and contingent liabilities*

Net Assets	$14,386,304

NET ASSETS:
Paid-in capital	$14,625,551
Total distributable earnings (loss)	(239,247)

Total Net Assets	$14,386,304

Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):	1,466,161
Net Asset Value, offering and redemption price per share (b):	$9.81
Cost of investments in non-affiliates	$14,298,729

*	See Note 3.
(a)	Amount rounds to less than $500.
(b)	Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.

SEE NOTES TO FINANCIAL STATEMENTS.

644	SIX CIRCLES TRUST	DECEMBER 31, 2025

CONSOLIDATED STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2025 (continued)

(Amounts in thousands)

Six Circles Credit Opportunities Fund
ASSETS:
Investments in non-affiliates, at value	$4,914,027
Cash	11
Foreign currency, at value	39
Deposits at broker for futures contracts	2,399
Deposits at broker for centrally cleared swaps	9,499
Restricted cash	27,283
Prepaid expenses	15
Receivables:
Investment securities sold	46,472
Fund shares sold	2,633
Interest and dividends from non-affiliates	79,899
Variation margin on futures contracts	3,299
Variation margin on centrally cleared swaps (net upfront payments of $2,147)	1,440
Unrealized appreciation on forward foreign currency exchange contracts	12,888
Outstanding OTC swap contracts, at value (net upfront payments of $666)	843
Unrealized appreciation on unfunded commitments	6

Total Assets	5,100,753

LIABILITIES:
Payables:
Deposits from broker for OTC contracts	250
Interest expense	1
Investment securities purchased	25,321
Fund shares redeemed	650
Unrealized depreciation on forward foreign currency exchange contracts	6,753
Outstanding OTC swap contracts, at value (net upfront receipts of $1,566)	925
Accrued liabilities:
Investment advisory fees	907
Administration fees	144
Custodian and accounting fees	705
Trustees’ fees	34
Other	254

Total Liabilities	35,944

Commitments and contingent liabilities*

Net Assets	$5,064,809

NET ASSETS:
Paid-in capital	$5,101,700
Total distributable earnings (loss)	(36,891)

Total Net Assets	$5,064,809

Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):	558,786
Net Asset Value, offering and redemption price per share:(a)	$9.06
Cost of investments in non-affiliates	$4,698,659
Cost of foreign currency	39

*	See Note 3.
(a)	Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2025	SIX CIRCLES TRUST	645

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2025 (continued)

(Amounts in thousands)

Six Circles Multi-Strategy Fund
ASSETS:
Investments in non-affiliates, at value	$1,958,212
Repurchase agreements, at value	2,700
Swaptions contracts purchased, at value	1,752
Cash	56
Deposits at broker for futures contracts	494
Deposits at broker for centrally cleared swaps	1,308
Restricted cash	42,809
Deferred offering costs	— (a)
Prepaid expenses	6
Receivables:
Due to broker — OTC swap contracts	4,892
Investment securities sold	4,042
Investment securities sold — delayed delivery securities	567,266
Fund shares sold	1,360
Interest and dividends from non-affiliates	4,626
Variation margin on futures contracts	89,028
Variation margin on centrally cleared swaps (net upfront payments of $1,084)	5,392
Unrealized appreciation on forward foreign currency exchange contracts	38
Outstanding OTC swap contracts, at value (net upfront payments of $–(a))	3,221
Unrealized appreciation on unfunded commitments	2
Other assets	3

Total Assets	2,687,207

LIABILITIES:
Payable for reverse repurchase agreements	70,358
Payables:
Securities sold short, at value	42,178
Due to custodian — foreign currency	3,998
Deposits from broker for centrally cleared swaps	57
Deposits from broker for OTC contracts	1,240
Deposits from broker for delayed delivery securities	1,350
Interest expense	12
Investment securities purchased	16,765
Investment securities purchased — delayed delivery securities	961,676
Fund shares redeemed	407
Outstanding options written, at value	7
Outstanding swaptions written, at value	51
Unrealized depreciation on forward foreign currency exchange contracts	63
Outstanding OTC swap contracts, at value (net upfront payments of $—)	1,916
Accrued liabilities:
Investment advisory fees	749
Administration fees	42
Custodian and accounting fees	1,885
Registration and filing fees	95
Other	380

Total Liabilities	1,103,229

Commitments and contingent liabilities*

Net Assets	$1,583,978

NET ASSETS:
Paid-in capital	$1,576,704
Total distributable earnings (loss)	7,274

Total Net Assets	$1,583,978

Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):	156,491
Net Asset Value, offering and redemption price per share:(b)	$10.12
Cost of investments in non-affiliates	$1,958,767
Cost of repurchase agreements	2,700
Cost of swaptions purchased	3,357
Proceeds from securities sold short	(42,142)
Premiums received from options written	(8)
Premiums received from swaptions written	(110)

*	See Note 3.
(a)	Amount rounds to less than $500.
(b)	Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.

SEE NOTES TO FINANCIAL STATEMENTS.

646	SIX CIRCLES TRUST	DECEMBER 31, 2025

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2025

(Amounts in thousands)

Six Circles Ultra Short Duration Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$33,873
Other Income	16

Total investment income	33,889

EXPENSES:
Investment advisory fees	1,825
Administration fees	66
Custodian and accounting fees	176
Professional fees	86
Trustees’ fees	34
Printing and mailing costs	77
Registration and filing fees	15
Transfer agency fees	37
Interest expense	5
Other	53

Total expenses	2,374

Less advisory fees waived	(981)

Net expenses	1,393

Net investment income (loss)	32,496

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on:
Investments in non-affiliates	560
Futures contracts	27
Foreign currency transactions	1,873
Forward foreign currency exchange contracts	(3,366)
Swaps	(1,263)

Net realized gain (loss)	(2,169)

Change in net unrealized appreciation (depreciation) of:
Investments in non-affiliates	6,540
Futures contracts	76
Foreign currency translations	16
Forward foreign currency exchange contracts	(2,317)
Swaps	(12)

Change in net unrealized appreciation (depreciation)	4,303

Net realized/unrealized gains (losses)	2,134

Change in net assets resulting from operations	$34,630

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2025	SIX CIRCLES TRUST	647

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2025 (continued)

(Amounts in thousands)

Six Circles Tax Aware Ultra Short Duration Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$32,285
Foreign taxes withheld	1

Total investment income	32,286

EXPENSES:
Investment advisory fees	2,345
Administration fees	77
Custodian and accounting fees	135
Professional fees	93
Trustees’ fees	38
Printing and mailing costs	16
Registration and filing fees	34
Transfer agency fees	30
Interest expense	2
Other	50

Total expenses	2,820

Less advisory fees waived	(1,457)

Net expenses	1,363

Net investment income (loss)	30,923

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on:
Investments in non-affiliates	53
Futures contracts	1,325
Foreign currency transactions	177
Forward foreign currency exchange contracts	(348)
Swaps	(1,628)

Net realized gain (loss)	(421)

Change in net unrealized appreciation (depreciation) of:
Investments in non-affiliates	4,181
Futures contracts	361
Foreign currency translations	15
Forward foreign currency exchange contracts	(1,169)
Swaps	1

Change in net unrealized appreciation (depreciation)	3,389

Net realized/unrealized gains (losses)	2,968

Change in net assets resulting from operations	$33,891

SEE NOTES TO FINANCIAL STATEMENTS.

648	SIX CIRCLES TRUST	DECEMBER 31, 2025

Six Circles U.S. Unconstrained Equity Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$3,171
Dividend income from non-affiliates	327,497
Foreign taxes withheld	(55)
Other Income	3,475

Total investment income	334,088

EXPENSES:
Investment advisory fees	70,220
Administration fees	394
Custodian and accounting fees	660
Professional fees	204
Trustees’ fees	546
Printing and mailing costs	300
Registration and filing fees	450
Transfer agency fees	50
Interest expense	83
Other	514

Total expenses	73,421

Less advisory fees waived	(59,032)

Net expenses	14,389

Net investment income (loss)	319,699

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on:
Investments in non-affiliates	2,251,407
Futures contracts	915

Net realized gain (loss)	2,252,322

Change in net unrealized appreciation (depreciation) of:
Investments in non-affiliates	2,574,627
Futures contracts	1,766

Change in net unrealized appreciation (depreciation)	2,576,393

Net realized/unrealized gains (losses)	4,828,715

Change in net assets resulting from operations	$5,148,414

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2025	SIX CIRCLES TRUST	649

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2025 (continued)

(Amounts in thousands)

Six Circles International Unconstrained Equity Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$3,536
Dividend income from non-affiliates	560,358
Foreign taxes withheld	(60,847)
Other Income	9,495

Total investment income	512,542

EXPENSES:
Investment advisory fees	43,581
Administration fees	399
Custodian and accounting fees	2,430
Professional fees	335
Trustees’ fees	342
Printing and mailing costs	240
Registration and filing fees	203
Transfer agency fees	48
Interest expense	680
Other	504

Total expenses	48,762

Less advisory fees waived	(34,885)

Net expenses	13,877

Net investment income (loss)	498,665

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on:
Investments in non-affiliates	525,218
Futures contracts	23,118
Foreign currency transactions	12,476
Forward foreign currency exchange contracts	(622)

Net realized gain (loss)	560,190

Change in net unrealized appreciation (depreciation) of:
Investments in non-affiliates	3,999,914
Futures contracts	2,368
Foreign currency translations	12,973
Forward foreign currency exchange contracts	1,848

Change in net unrealized appreciation (depreciation)	4,017,103

Net realized/unrealized gains (losses)	4,577,293

Change in net assets resulting from operations	$5,075,958

SEE NOTES TO FINANCIAL STATEMENTS.

650	SIX CIRCLES TRUST	DECEMBER 31, 2025

Six Circles Global Bond Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$473,042
Foreign taxes withheld	(1,947)
Other Income	4

Total investment income	471,099

EXPENSES:
Investment advisory fees	36,655
Administration fees	471
Custodian and accounting fees	4,251
Professional fees	167
Trustees’ fees	294
Printing and mailing costs	191
Registration and filing fees	592
Transfer agency fees	44
Interest expense	5,066
Other	176

Total expenses	47,907

Less advisory fees waived	(28,639)

Net expenses	19,268

Net investment income (loss)	451,831

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on:
Investments in non-affiliates	28,935
Options purchased	(132)
Options written	429
Swaptions purchased	(927)
Swaptions written	765
Futures contracts	(3,189)
Foreign currency transactions	195,484
Forward foreign currency exchange contracts	(374,138)
Securities sold short	(3,364)
Swaps	(866)

Net realized gain (loss)	(157,003)

Change in net unrealized appreciation (depreciation) of:
Investments in non-affiliates	580,572
Options written	162
Swaptions purchased	(4,312)
Futures contracts	(234)
Foreign currency translations	5,153
Forward foreign currency exchange contracts	(323,398)
Securities sold short	(2,472)
Swaps	(1,838)

Change in net unrealized appreciation (depreciation)	253,633

Net realized/unrealized gains (losses)	96,630

Change in net assets resulting from operations	$548,461

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2025	SIX CIRCLES TRUST	651

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2025 (continued)

(Amounts in thousands)

Six Circles Tax Aware Bond Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$471,304

Total investment income	471,304

EXPENSES:
Investment advisory fees	31,897
Administration fees	378
Custodian and accounting fees	1,101
Professional fees	136
Trustees’ fees	257
Printing and mailing costs	100
Registration and filing fees	651
Transfer agency fees	33
Interest expense	1
Other	65

Total expenses	34,619

Less advisory fees waived	(18,599)

Net expenses	16,020

Net investment income (loss)	455,284

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on:
Investments in non-affiliates	(23,427)

Net realized gain (loss)	(23,427)

Change in net unrealized appreciation (depreciation) of:
Investments in non-affiliates	123,973

Change in net unrealized appreciation (depreciation)	123,973

Net realized/unrealized gains (losses)	100,546

Change in net assets resulting from operations	$555,830

SEE NOTES TO FINANCIAL STATEMENTS.

652	SIX CIRCLES TRUST	DECEMBER 31, 2025

CONSOLIDATED STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2025 (continued)

(Amounts in thousands)

Six Circles Credit Opportunities Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$547,927
Dividend income from non-affiliates	860
Foreign taxes withheld	307
Other Income	46

Total investment income	549,140

EXPENSES:
Investment advisory fees	59,264
Administration fees	429
Custodian and accounting fees	1,504
Professional fees	213
Trustees’ fees	195
Printing and mailing costs	301
Registration and filing fees	193
Transfer agency fees	46
Interest expense	54
Other	77

Total expenses	62,276

Less advisory fees waived	(42,823)

Net expenses	19,453

Net investment income (loss)	529,687

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on:
Investments in non-affiliates	105,648
Futures contracts	687
Foreign currency transactions	78,777
Forward foreign currency exchange contracts	(112,232)
Swaps	9,191

Net realized gain (loss)	82,071

Change in net unrealized appreciation (depreciation) of:
Investments in non-affiliates	195,462
Futures contracts	2,456
Foreign currency translations	1,220
Forward foreign currency exchange contracts	(102,851)
Swaps	4,297
Unfunded commitments	4

Change in net unrealized appreciation (depreciation)	100,588

Net realized/unrealized gains (losses)	182,659

Change in net assets resulting from operations	$712,346

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2025	SIX CIRCLES TRUST	653

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2025 (continued)

(Amounts in thousands)

Six Circles Multi-Strategy Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$64,083
Dividend income from non-affiliates	6,151
Foreign taxes withheld	(109)
Other Income	2

Total investment income	70,127

EXPENSES:
Investment advisory fees	13,893
Administration fees	116
Custodian and accounting fees	2,647
Professional fees	293
Trustees’ fees	42
Printing and mailing costs	76
Registration and filing fees	166
Transfer agency fees	25
Offering costs	299
Interest expense	1,024
Other	64

Total expenses	18,645

Less advisory fees waived	(8,377)

Net expenses	10,268

Net investment income (loss)	59,859

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on:
Investments in non-affiliates	7,385
Options purchased	(151)
Options written	264
Swaptions purchased	(500)
Swaptions written	502
Futures contracts	10,344
Foreign currency transactions	335
Forward foreign currency exchange contracts	(626)
Securities sold short	(707)
Swaps	3,055

Net realized gain (loss)	19,901

Change in net unrealized appreciation (depreciation) of:
Investments in non-affiliates	(375)
Options written	(18)
Swaptions purchased	(1,605)
Swaptions written	59
Futures contracts	3,520
Foreign currency translations	101
Forward foreign currency exchange contracts	(192)
Securities sold short	(159)
Swaps	1,794
Unfunded commitments	3

Change in net unrealized appreciation (depreciation)	3,128

Net realized/unrealized gains (losses)	23,029

Change in net assets resulting from operations	$82,888

SEE NOTES TO FINANCIAL STATEMENTS.

654	SIX CIRCLES TRUST	DECEMBER 31, 2025

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEARS INDICATED

(Amounts in thousands)

	Six Circles Ultra Short Duration Fund
	Year Ended December 31, 2025	Year Ended December 31, 2024
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$32,496	$31,547
Net realized gain (loss)	(2,169)	3,401
Change in net unrealized appreciation (depreciation)	4,303	1,409

Change in net assets resulting from operations	34,630	36,357

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders	(32,244)	(30,386)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	124,611	83,280

NET ASSETS:
Change in net assets	126,997	89,251
Beginning of year	682,961	593,710

End of year	$809,958	$682,961

CAPITAL TRANSACTIONS:
Proceeds from shares issued	$187,222	$139,018
Distributions reinvested	32,234	30,378
Cost of shares redeemed	(94,845)	(86,116)

Total change in net assets resulting from capital transactions	$124,611	$83,280

SHARE TRANSACTIONS:
Issued	18,698	13,972
Reinvested	3,225	3,059
Redeemed	(9,477)	(8,658)

Change in Shares	12,446	8,373

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2025	SIX CIRCLES TRUST	655

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEARS INDICATED (continued)

(Amounts in thousands)

	Six Circles Tax Aware Ultra Short Duration Fund
	Year Ended December 31, 2025	Year Ended December 31, 2024
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$30,923	$26,470
Net realized gain (loss)	(421)	492
Change in net unrealized appreciation (depreciation)	3,389	(163)

Change in net assets resulting from operations	33,891	26,799

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders	(30,493)	(25,649)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	227,249	95,764

NET ASSETS:
Change in net assets	230,647	96,914
Beginning of year	795,100	698,186

End of year	$1,025,747	$795,100

CAPITAL TRANSACTIONS:
Proceeds from shares issued	$351,910	$185,462
Distributions reinvested	30,461	25,632
Cost of shares redeemed	(155,122)	(115,330)

Total change in net assets resulting from capital transactions	$227,249	$95,764

SHARE TRANSACTIONS:
Issued	35,473	18,750
Reinvested	3,073	2,596
Redeemed	(15,639)	(11,669)

Change in Shares	22,907	9,677

SEE NOTES TO FINANCIAL STATEMENTS.

656	SIX CIRCLES TRUST	DECEMBER 31, 2025

	Six Circles U.S. Unconstrained Equity Fund
	Year Ended December 31, 2025	Year Ended December 31, 2024
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$319,699	$316,150
Net realized gain (loss)	2,252,322	1,706,383
Change in net unrealized appreciation (depreciation)	2,576,393	3,344,567

Change in net assets resulting from operations	5,148,414	5,367,100

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders	(2,760,694)	(1,618,001)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	4,545,180	(474,536)

NET ASSETS:
Change in net assets	6,932,900	3,274,563
Beginning of year	25,299,332	22,024,769

End of year	$32,232,232	$25,299,332

CAPITAL TRANSACTIONS:
Proceeds from shares issued	$6,187,410	$3,367,836
Distributions reinvested	2,752,441	1,614,405
Cost of shares redeemed	(4,394,671)	(5,456,777)

Total change in net assets resulting from capital transactions	$4,545,180	$(474,536)

SHARE TRANSACTIONS:
Issued	331,520	198,566
Reinvested	145,018	89,839
Redeemed	(236,193)	(319,653)

Change in Shares	240,345	(31,248)

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2025	SIX CIRCLES TRUST	657

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEARS INDICATED (continued)

(Amounts in thousands)

	Six Circles International Unconstrained Equity Fund
	Year Ended December 31, 2025	Year Ended December 31, 2024
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$498,665	$415,542
Net realized gain (loss)	560,190	(36,433)
Change in net unrealized appreciation (depreciation)	4,017,103	(94,716)

Change in net assets resulting from operations	5,075,958	284,393

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders	(605,768)	(466,722)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	147,314	1,370,466

NET ASSETS:
Change in net assets	4,617,504	1,188,137
Beginning of year	14,952,566	13,764,429

End of year	$19,570,070	$14,952,566

CAPITAL TRANSACTIONS:
Proceeds from shares issued	$2,964,899	$2,817,998
Distributions reinvested	604,325	466,044
Cost of shares redeemed	(3,421,910)	(1,913,576)

Total change in net assets resulting from capital transactions	$147,314	$1,370,466

SHARE TRANSACTIONS:
Issued	234,771	248,669
Reinvested	44,305	42,291
Redeemed	(269,355)	(168,399)

Change in Shares	9,721	122,561

SEE NOTES TO FINANCIAL STATEMENTS.

658	SIX CIRCLES TRUST	DECEMBER 31, 2025

	Six Circles Global Bond Fund
	Year Ended December 31, 2025	Year Ended December 31, 2024
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$451,831	$405,210
Net realized gain (loss)	(157,003)	305,222
Change in net unrealized appreciation (depreciation)	253,633	(194,682)

Change in net assets resulting from operations	548,461	515,750

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders	(666,590)	(488,731)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	2,837,056	3,405,099

NET ASSETS:
Change in net assets	2,718,927	3,432,118
Beginning of year	13,625,208	10,193,090

End of year	$16,344,135	$13,625,208

CAPITAL TRANSACTIONS:
Proceeds from shares issued	$4,066,187	$4,567,418
Distributions reinvested	666,358	488,647
Cost of shares redeemed	(1,895,489)	(1,650,966)

Total change in net assets resulting from capital transactions	$2,837,056	$3,405,099

SHARE TRANSACTIONS:
Issued	477,146	541,374
Reinvested	78,350	57,827
Redeemed	(222,785)	(194,952)

Change in Shares	332,711	404,249

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2025	SIX CIRCLES TRUST	659

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEARS INDICATED (continued)

(Amounts in thousands)

	Six Circles Tax Aware Bond Fund
	Year Ended December 31, 2025	Year Ended December 31, 2024
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$455,284	$332,953
Net realized gain (loss)	(23,427)	(7,590)
Change in net unrealized appreciation (depreciation)	123,973	(85,200)

Change in net assets resulting from operations	555,830	240,163

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders	(454,896)	(333,936)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	2,703,098	3,610,415

NET ASSETS:
Change in net assets	2,804,032	3,516,642
Beginning of year	11,582,272	8,065,630

End of year	$14,386,304	$11,582,272

CAPITAL TRANSACTIONS:
Proceeds from shares issued	$3,845,081	$4,579,503
Distributions reinvested	454,457	333,762
Cost of shares redeemed	(1,596,440)	(1,302,850)

Total change in net assets resulting from capital transactions	$2,703,098	$3,610,415

SHARE TRANSACTIONS:
Issued	397,241	466,687
Reinvested	46,939	34,105
Redeemed	(164,985)	(132,825)

Change in Shares	279,195	367,967

SEE NOTES TO FINANCIAL STATEMENTS.

660	SIX CIRCLES TRUST	DECEMBER 31, 2025

CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	Six Circles Credit Opportunities Fund
	Year Ended December 31, 2025	Year Ended December 31, 2024
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$529,687	$557,689
Net realized gain (loss)	82,071	(9,498)
Change in net unrealized appreciation (depreciation)	100,588	146,179

Change in net assets resulting from operations	712,346	694,370

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders	(532,906)	(578,645)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	(3,498,965)	4,896,923

NET ASSETS:
Change in net assets	(3,319,525)	5,012,648
Beginning of year	8,384,334	3,371,686

End of year	$5,064,809	$8,384,334

CAPITAL TRANSACTIONS:
Proceeds from shares issued	$1,260,606	$7,155,625
Distributions reinvested	532,396	578,451
Cost of shares redeemed	(5,291,967)	(2,837,153)

Total change in net assets resulting from capital transactions	$(3,498,965)	$4,896,923

SHARE TRANSACTIONS:
Issued	140,513	810,838
Reinvested	59,398	65,263
Redeemed	(584,999)	(317,010)

Change in Shares	(385,088)	559,091

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2025	SIX CIRCLES TRUST	661

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	Six Circles Multi-Strategy Fund*
	Year Ended December 31, 2025	Period Ended December 31, 2024
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$59,859	$7,112
Net realized gain (loss)	19,901	(7,012)
Change in net unrealized appreciation (depreciation)	3,128	5,006

Change in net assets resulting from operations	82,888	5,106

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders	(82,162)	(7,220)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	774,370	810,996

NET ASSETS:
Change in net assets	775,096	808,882
Beginning of year	808,882	—

End of year	$1,583,978	$808,882

CAPITAL TRANSACTIONS:
Proceeds from shares issued	$827,912	$906,933
Distributions reinvested	82,140	7,220
Cost of shares redeemed	(135,682)	(103,157)

Total change in net assets resulting from capital transactions	$774,370	$810,996

SHARE TRANSACTIONS:
Issued	81,031	90,249
Reinvested	8,072	721
Redeemed	(13,324)	(10,258)

Change in Shares	75,779	80,712

*	Six Circles Multi-Strategy Fund was launched on September 18, 2024.

SEE NOTES TO FINANCIAL STATEMENTS.

662	SIX CIRCLES TRUST	DECEMBER 31, 2025

[THIS PAGE INTENTIONALLY LEFT BLANK]

DECEMBER 31, 2025	SIX CIRCLES TRUST	663

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED

	Per share operating performance:
		Investment operations			Distributions
	Net asset value, beginning of year	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments and foreign currency transactions	Total from investment operations	Net investment income	Net realized gain	Return of capital	Total distributions

Six Circles Ultra Short Duration Fund
Year Ended December 31, 2025	$9.99	$0.45	$0.02	$0.47	$(0.44)	$—	$—	$(0.44)
Year Ended December 31, 2024	9.89	0.49	0.09	0.58	(0.48)	—	—	(0.48)
Year Ended December 31, 2023	9.73	0.42	0.13	0.55	(0.38)	—	(0.01)	(0.39)
Year Ended December 31, 2022	9.95	0.14	(0.13)	0.01	(0.23)	—	—	(0.23)
Year Ended December 31, 2021	10.03	0.07	(0.06)	0.01	(0.09)	—	—	(0.09)

(a)	Calculated based upon average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(c)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.

SEE NOTES TO FINANCIAL STATEMENTS.

664	SIX CIRCLES TRUST	DECEMBER 31, 2025

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of year	Total return (b)	Net assets, end of year (000’s)	Net expenses with interest expense (c)	Net expenses, without interest expense	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate

$10.02	4.82%	$809,958	0.19%	0.19%	4.45%	0.33%	59.33%
9.99	5.96	682,961	0.20	0.20	4.97	0.33	77.83
9.89	5.82	593,710	0.19	0.19	4.24	0.32	60.63
9.73	0.06	567,422	0.19	0.19	1.43	0.32	33.24
9.95	0.15	620,423	0.18	0.18	0.69	0.31	66.58

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2025	SIX CIRCLES TRUST	665

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance:
		Investment operations			Distributions
	Net asset value, beginning of year	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments and foreign currency transactions	Total from investment operations	Net investment income	Total distributions

Six Circles Tax Aware Ultra Short Duration Fund
Year Ended December 31, 2025	$9.89	$0.33	$0.03	$0.36	$(0.32)	$(0.32)
Year Ended December 31, 2024	9.87	0.36	—	0.36	(0.34)	(0.34)
Year Ended December 31, 2023	9.78	0.30	0.07	0.37	(0.28)	(0.28)
Year Ended December 31, 2022	9.97	0.10	(0.14)	(0.04)	(0.15)	(0.15)
Year Ended December 31, 2021	10.02	0.06	(0.05)	0.01	(0.06)	(0.06)

(a)	Calculated based upon average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(c)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.

SEE NOTES TO FINANCIAL STATEMENTS.

666	SIX CIRCLES TRUST	DECEMBER 31, 2025

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of year	Total return (b)	Net assets, end of year (000’s)	Net expenses with interest expense (c)	Net expenses, without interest expense	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate

$9.93	3.69%	$1,025,747	0.15%	0.15%	3.30%	0.30%	45.80%
9.89	3.74	795,100	0.15	0.15	3.59	0.31	51.20
9.87	3.84	698,186	0.15	0.15	3.09	0.30	62.66
9.78	(0.36)	564,290	0.15	0.15	1.06	0.31	58.13
9.97	0.08	643,067	0.15	0.15	0.63	0.30	49.05

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2025	SIX CIRCLES TRUST	667

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance:
		Investment operations			Distributions
	Net asset value, beginning of year	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments and foreign currency transactions	Total from investment operations	Net investment income	Net realized gain	Total distributions

Six Circles U.S. Unconstrained Equity Fund
Year Ended December 31, 2025	$17.41	$0.21	$3.16	$3.37	$(0.20)	$(1.55)	$(1.75)
Year Ended December 31, 2024	14.84	0.22	3.51	3.73	(0.23)	(0.93)	(1.16)
Year Ended December 31, 2023	11.52	0.19	3.31	3.50	(0.17)	(0.01)	(0.18)
Year Ended December 31, 2022	15.01	0.16	(3.34)	(3.18)	(0.16)	(0.15)	(0.31)
Year Ended December 31, 2021	13.44	0.20	3.84	4.04	(0.19)	(2.28)	(2.47)

(a)	Calculated based upon average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(c)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.

SEE NOTES TO FINANCIAL STATEMENTS.

668	SIX CIRCLES TRUST	DECEMBER 31, 2025

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of year	Total return (b)	Net assets, end of year (000’s)	Net expenses with interest expense (c)	Net expenses, without interest expense	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate

$19.03	19.36%	$32,232,232	0.05%	0.05%	1.14%	0.26%	61.09%
17.41	24.87	25,299,332	0.05	0.05	1.29	0.26	38.08
14.84	30.43	22,024,769	0.06	0.06	1.40	0.27	62.51
11.52	(21.22)	14,690,706	0.06	0.06	1.26	0.27	48.77
15.01	30.48	18,337,953	0.05	0.05	1.26	0.26	70.88

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2025	SIX CIRCLES TRUST	669

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance:
		Investment operations				Distributions
	Net asset value, beginning of year	Net investment income (loss) (a)		Net realized and unrealized gains (losses) on investments and foreign currency transactions	Total from investment operations	Net investment income	Total distributions

Six Circles International Unconstrained Equity Fund
Year Ended December 31, 2025	$10.66	$0.36		$3.28	$3.64	$(0.44)	$(0.44)
Year Ended December 31, 2024	10.75	0.32		(0.06)	0.26	(0.35)	(0.35)
Year Ended December 31, 2023	9.30	0.28		1.48	1.76	(0.31)	(0.31)
Year Ended December 31, 2022	11.10	0.28		(1.79)	(1.51)	(0.29)	(0.29)
Year Ended December 31, 2021	9.98	0.28	(d)	1.11	1.39	(0.27)	(0.27)

(a)	Calculated based upon average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(c)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(d)	Includes income recognized from non-cash dividends which amounted to $0.02 per share and 0.152% of average net assets for the year ended December 31, 2021.
(e)	Includes interest expense, which was 0.009% for the year ended December 31, 2021.

SEE NOTES TO FINANCIAL STATEMENTS.

670	SIX CIRCLES TRUST	DECEMBER 31, 2025

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of year	Total return (b)	Net assets, end of year (000’s)	Net expenses with interest expense (c)		Net expenses, without interest expense		Net investment income (loss)		Expenses without waivers and reimbursements	Portfolio turnover rate

$13.86	34.19%	$19,570,070	0.08%		0.08%		2.86%		0.28%	48.43%
10.66	2.28	14,952,566	0.08		0.08		2.77		0.28	38.63
10.75	18.96	13,764,429	0.08		0.08		2.77		0.28	77.31
9.30	(13.60)	11,380,626	0.08		0.08		2.95		0.28	69.15
11.10	14.04	14,228,563	0.10	(e)	0.10	(e)	2.61	(d)	0.30	61.71

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2025	SIX CIRCLES TRUST	671

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance:
		Investment operations			Distributions
	Net asset value, beginning of year	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments and foreign currency transactions	Total from investment operations	Net investment income	Net realized gain		Return of capital	Total distributions

Six Circles Global Bond Fund
Year Ended December 31, 2025	$8.48	$0.26	$0.07	$0.33	$(0.38)	$—		$—	$(0.38)
Year Ended December 31, 2024	8.48	0.28	0.05	0.33	(0.33)	—		—	(0.33)
Year Ended December 31, 2023	8.10	0.26	0.38	0.64	—	—		(0.26)	(0.26)
Year Ended December 31, 2022	9.87	0.15	(1.02)	(0.87)	(0.90)	—		—	(0.90)
Year Ended December 31, 2021	10.20	0.09	(0.17)	(0.08)	(0.25)	—	(h)	—	(0.25)

(a)	Calculated based upon average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(c)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(d)	Includes interest expense, which was 0.035% for the year ended December 31, 2025.
(e)	Includes interest expense, which was 0.053% for the year ended December 31, 2024.
(f)	Includes interest expense, which was 0.058% for the year ended December 31, 2023.
(g)	Includes interest expense, which was 0.006% for the year ended December 31, 2022.
(h)	Amount rounds to less than $0.005.

SEE NOTES TO FINANCIAL STATEMENTS.

672	SIX CIRCLES TRUST	DECEMBER 31, 2025

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of year	Total return (b)	Net assets, end of year (000’s)	Net expenses with interest expense (c)		Net expenses, without interest expense	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate

$8.43	3.88%	$16,344,135	0.13	%(d)	0.10%	3.08%	0.33%	158.83%
8.48	3.95	13,625,208	0.16	(e)	0.11	3.29	0.35	189.59
8.48	8.02	10,193,090	0.18	(f)	0.12	3.21	0.36	167.69
8.10	(8.84)	7,909,895	0.12	(g)	0.12	1.60	0.31	227.27
9.87	(0.74)	7,804,063	0.11		0.11	0.86	0.30	308.56

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2025	SIX CIRCLES TRUST	673

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance:
		Investment operations			Distributions
	Net asset value, beginning of year	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments and foreign currency transactions	Total from investment operations	Net investment income	Net realized gain		Total distributions

Six Circles Tax Aware Bond Fund
Year Ended December 31, 2025	$9.76	$0.35	$0.04	$0.39	$(0.34)	$—		$(0.34)
Year Ended December 31, 2024	9.85	0.32	(0.09)	0.23	(0.32)	—		(0.32)
Year Ended December 31, 2023	9.52	0.27	0.33	0.60	(0.27)	—		(0.27)
Year Ended December 31, 2022	10.46	0.17	(0.94)	(0.77)	(0.17)	—		(0.17)
Year Ended December 31, 2021	10.45	0.11	0.01	0.12	(0.11)	—	(d)	(0.11)

(a)	Calculated based upon average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(c)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(d)	Amount rounds to less than $0.005.

SEE NOTES TO FINANCIAL STATEMENTS.

674	SIX CIRCLES TRUST	DECEMBER 31, 2025

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of year	Total return (b)	Net assets, end of year (000’s)	Net expenses with interest expense (c)	Net expenses, without interest expense	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate

$9.81	4.13%	$14,386,304	0.13%	0.13%	3.57%	0.27%	17.57%
9.76	2.37	11,582,272	0.13	0.13	3.30	0.27	12.29
9.85	6.37	8,065,630	0.14	0.14	2.79	0.28	12.31
9.52	(7.41)	5,860,578	0.14	0.14	1.71	0.28	49.51
10.46	1.15	6,392,319	0.13	0.13	1.04	0.28	13.54

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2025	SIX CIRCLES TRUST	675

CONSOLIDATED FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance:
		Investment operations				Distributions
	Net asset value, beginning of year	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments and foreign currency transactions		Total from investment operations	Net investment income	Net realized gain	Total distributions

Six Circles Credit Opportunities Fund†
Year Ended December 31, 2025	$8.88	$0.60	$0.20		$0.80	$(0.62)	$—	$(0.62)
Year Ended December 31, 2024	8.76	0.62	0.12		0.74	(0.62)	—	(0.62)
Year Ended December 31, 2023	8.69	0.70	0.09		0.79	(0.72)	—	(0.72)
Year Ended December 31, 2022	10.28	0.58	(1.61)		(1.03)	(0.56)	—	(0.56)
Year Ended December 31, 2021	10.29	0.34	0.01	(d)	0.35	(0.35)	(0.01)	(0.36)

†	Consolidated for years ended December 31, 2023, December 31, 2024, December 31, 2025.
(a)	Calculated based upon average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(c)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(d)

Calculation of the net realized and unrealized gains (losses) per share do not correlate with the Fund’s net realized and unrealized gains (losses) presented on the Statements of Operations due to the timing of capital transactions in relation to the fluctuating market values of the Fund’s investments.

SEE NOTES TO FINANCIAL STATEMENTS.

676	SIX CIRCLES TRUST	DECEMBER 31, 2025

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of year	Total return (b)	Net assets, end of year (000’s)	Net expenses with interest expense (c)	Net expenses, without interest expense	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate

$9.06	9.33%	$5,064,809	0.25%	0.25%	6.70%	0.79%	69.13%
8.88	8.65	8,384,334	0.26	0.26	6.91	0.79	68.92
8.76	9.56	3,371,686	0.29	0.29	8.08	0.79	51.47
8.69	(10.02)	4,461,834	0.29	0.29	6.45	0.80	123.84
10.28	3.42	3,579,429	0.25	0.25	3.26	0.81	51.33

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2025	SIX CIRCLES TRUST	677

CONSOLIDATED FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance:
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)	Net realized and unrealized gains (losses) on investments and foreign currency transactions	Total from investment operations	Net investment income	Net realized gain	Total distributions

Six Circles Multi-Strategy Fund
Year Ended December 31, 2025	$10.02	$0.55	$0.09	$0.64	$(0.44)	$(0.10)	$(0.54)
Period Ended December 31, 2024*	10.00	0.13	(0.02)	0.11	(0.09)	—	(0.09)

*	Six Circles Multi-Strategy Fund was launched on September 18, 2024.
(a)	Certain expenses incurred by the Fund were not annualized for periods less than one year.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes interest expense, which was 0.092% for the year ended December 31, 2025.
(f)	Includes interest expense, which was 0.013% for the year ended December 31, 2024.

SEE NOTES TO FINANCIAL STATEMENTS.

678	SIX CIRCLES TRUST	DECEMBER 31, 2025

	Ratios/Supplemental data
				Ratios to average net assets (a)
Net asset value, end of period	Total return (d)		Net assets, end of period (000’s)	Net expenses with interest expense		Net expenses, without interest expense	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate

$10.12	6.38%		$1,583,978	0.92	%(e)	0.83%	5.39%	1.68%	652.39%
10.02	1.10	(c)	808,882	0.69	(f)	0.68	4.69	1.45	162.07	(c)

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2025	SIX CIRCLES TRUST	679

NOTES TO FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2025

1. Organization

Six Circles Trust (the “Trust”) was formed on November 8, 2017, as a Delaware statutory trust, pursuant to a Declaration of Trust dated November 8, 2017, as amended and restated June 12, 2018, and further amended to add fund series on September 21, 2018, November 19, 2019, April 13, 2020 and March 20, 2024, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are eight separate series of the Trust (each, a “Fund” and collectively, the “Funds”) covered by this report. Each Fund currently offers one class of shares.

Fund	Commencement of Operations	Diversification Status
Six Circles Ultra Short Duration Fund	July 9, 2018	Diversified
Six Circles Tax Aware Ultra Short Duration Fund	July 9, 2018	Diversified
Six Circles U.S. Unconstrained Equity Fund	July 9, 2018	Non-Diversified
Six Circles International Unconstrained Equity Fund	July 9, 2018	Non-Diversified
Six Circles Global Bond Fund	May 19, 2020	Non-Diversified
Six Circles Tax Aware Bond Fund	May 19, 2020	Diversified
Six Circles Credit Opportunities Fund	August 19, 2020	Diversified
Six Circles Multi-Strategy Fund	September 18, 2024	Non-Diversified

The investment objective of each of the Six Circles Ultra Short Duration Fund and the Six Circles Tax Aware Ultra Short Duration Fund is to generate current income consistent with capital preservation.

The investment objective of each of the Six Circles U.S. Unconstrained Equity Fund and the Six Circles International Unconstrained Equity Fund is to provide capital appreciation.

The investment objective of the Six Circles Global Bond Fund and Six Circles Credit Opportunities Fund is to provide total return.

The investment objective of the Six Circles Tax Aware Bond Fund is to provide after-tax total return.

The investment objective of the Six Circles Multi-Strategy Fund is to provide long-term capital appreciation.

J.P. Morgan Private Investments Inc. (“JPMPI”), an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), acts as the Funds’ investment adviser (the “Adviser”). The Adviser has engaged certain Sub-Advisers (as defined below) to manage the assets of the Funds.

Effective November 8, 2023, the Six Circles Credit Opportunities Fund launched the Six Circles Credit Opportunities Fund (Cayman) Ltd., a wholly owned subsidiary of the Fund organized under the laws of the Cayman Islands. The subsidiary is advised by JPMPI and sub-advised by Pacific Investment Management Company LLC.

Effective October 8, 2024, the Six Circles Multi-Strategy Fund launched the Six Circles Multi-Strategy Sub-Fund I Ltd. and the Six Circles Multi-Strategy Sub-Fund II Ltd., both which are wholly-owned subsidiaries of the Six Circles Multi-Strategy Fund and organized under the laws of the Cayman Islands. The subsidiaries are advised by JPMPI and sub-advised by Dynamic Beta Investments LLC, and AHL Partners LLP, respectively.

Effective September 12, 2025, the Six Circles Multi-Strategy Fund launched the Six Circles Multi-Strategy Sub-Fund III Ltd., a wholly-owned subsidiary of the Six Circles Multi-Strategy Fund and organized under the laws of the Cayman Islands. The subsidiary is advised by JPMPI and sub-advised by Capital Fund Management S.A.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The Funds are investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 — Investment Companies, which is part of U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Basis of Consolidation

The subsidiaries’ investments, as well as any other assets and liabilities of the subsidiaries, where applicable, are reflected in the Six Circles Credit Opportunities Fund and the Six Circles Multi-Strategy Fund’s financial statements and footnotes. All intercompany accounts and transactions have been eliminated in consolidation.

A. Valuation of Investments — The valuation of investments is in accordance with GAAP and the Funds’ valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

The Board has designated the Adviser as the Valuation Designee, and the Adviser uses the Six Circles Funds Valuation Committee (“VC”), comprised of officers of the Funds and other personnel of the Adviser, to assist the Board with the oversight and monitoring of the valuation of the Funds’ investments with respect to Rule 2a-5 under the 1940 Act. The VC oversees and carries out policies and procedures for the valuation of investments

680	SIX CIRCLES TRUST	DECEMBER 31, 2025

held by the Funds. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor due diligence. The VC, through the Adviser, is responsible for assessing the potential impacts to the fair values on an ongoing basis, and discussing this on at least a quarterly basis with the Board.

A market-based approach is primarily used to value the Funds’ investments for which market quotations are readily available and which are generally valued at their current market value. Other securities and assets, including securities for which market quotations are not readily available; securities for which market quotations are determined not to be reliable; or, securities in which their value has been materially affected by events occurring after the close of trading on the exchange or market on which the security is principally traded but before a Fund’s net asset value (“NAV”) is calculated, may be valued at fair value in accordance with policies and procedures adopted by the Board. The valuation may include related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment in order to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based on current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Equity securities listed on a North American, Central American, South American or Caribbean (“Americas”) securities exchange are generally valued at the last sale price or official market closing price on the primary exchange on which the security is principally traded that is reported before the time when the NAV of the Funds are calculated on a valuation date. The Funds calculate their NAV as of 4 p.m. Eastern time each day the New York Stock Exchange (NYSE) is open for trading.

Foreign equity securities are valued as of the close of trading on the stock exchange on which the security is primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Generally foreign equity securities, as well as certain derivatives with equity reference obligations, are valued by applying international fair value factors provided by approved pricing services. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAVs are calculated. The fair valued securities are converted at the exchange rates available at 4 p.m. Eastern time.

Fixed income securities are valued based on prices received from pricing services. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, pricing services may consider a variety of inputs and factors, including, but not limited to proprietary models that may take into account market transactions in securities with comparable characteristics, yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, underlying collateral and estimated cash flows. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots.

Shares of exchange-traded funds (“ETFs”) are generally valued at the last sale price on the exchange on which the ETF is principally traded. Shares of open-end investment companies are valued at their respective NAVs.

Exchange-traded futures contracts and options are generally valued on the basis of available market quotations. Swaps, forward foreign currency exchange contracts and over the counter options are valued utilizing market quotations from approved pricing services.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Funds’ investments are summarized into the three broad levels listed below.

Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Funds’ assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

DECEMBER 31, 2025	SIX CIRCLES TRUST	681

NOTES TO FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2025 (continued)

The following tables represent each valuation input as presented on the Schedules of Portfolio Investments (“SOIs”) (amounts in thousands):

Six Circles Ultra Short Duration Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Asset-Backed Securities
Automobile ABS	$—	$71,875	$—	$71,875
Credit Card ABS	—	11,962	—	11,962
Other ABS	—	11,990	—	11,990
Student Loan ABS	—	10,600	—	10,600

Total Asset-Backed Securities	—	106,427	—	106,427

Certificates of Deposit
Financial	—	869	—	869
Collateralized Mortgage Obligations
Agency Collateral CMO	—	41,275	—	41,275
Agency Collateral PAC CMO	—	846	—	846
WL Collateral CMO	—	14,319	—	14,319

Total Collateralized Mortgage Obligations	—	56,440	—	56,440

Commercial Mortgage-Backed Securities
Commercial MBS	—	17,967	—	17,967
Corporate Bonds
Basic Materials	—	8,900	—	8,900
Communications	—	36,827	—	36,827
Consumer Cyclical	—	28,075	—	28,075
Consumer Non-cyclical	—	53,946	—	53,946
Energy	—	35,160	—	35,160
Financial	—	164,113	—	164,113
Industrial	—	26,007	—	26,007
Technology	—	26,780	—	26,780
Utilities	—	34,448	—	34,448

Total Corporate Bonds	—	414,256	—	414,256

Foreign Government Security
Sovereign	—	1,838	—	1,838
Mortgage-Backed Security
UMBS Collateral	—	4,460	—	4,460
U.S. Government Agency Securities
Sovereign	—	6,702	—	6,702
U.S. Treasury Obligations
Sovereign	—	11,331	—	11,331
Short-Term Investments
Certificates of Deposit	—	27,038	—	27,038
Commercial Papers	—	25,913	—	25,913
Foreign Government Securities	—	27,560	—	27,560
Repurchase Agreement	—	6,500	—	6,500
Time Deposits	—	67,748	—	67,748
U.S. Treasury Obligations	—	30,281	—	30,281

Total Short-Term Investments	—	185,040	—	185,040

Total Investments in Securities	$—	$805,330	$—	$805,330

Appreciation in Other Financial Instruments
Futures contracts	$130	$—	$—	$130
Forward Foreign Currency Exchange contracts	—	55	—	55
Centrally Cleared Interest Rate Swap contracts	—	115	—	115

Total Appreciation in Other Financial Instruments	$130	$170	$—	$300

Depreciation in Other Financial Instruments
Futures contracts	$(281)	$—	$—	$(281)
Forward Foreign Currency Exchange contracts	—	(452)	—	(452)

Total Depreciation in Other Financial Instruments	$(281)	$(452)	$—	$(733)

682	SIX CIRCLES TRUST	DECEMBER 31, 2025

Six Circles Tax Aware Ultra Short Duration Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Asset-Backed Securities
Automobile ABS	$—	$43,252	$—	$43,252
Commercial MBS	—	401	—	401
Credit Card ABS	—	6,882	—	6,882
Other ABS	—	6,835	—	6,835
Student Loan ABS	—	5,470	—	5,470

Total Asset-Backed Securities	—	62,840	—	62,840

Certificates of Deposit
Financial	—	1,537	—	1,537
Collateralized Mortgage Obligations
Agency Collateral CMO	—	50,425	—	50,425
Agency Collateral PAC CMO	—	1,056	—	1,056
WL Collateral CMO	—	9,800	—	9,800

Total Collateralized Mortgage Obligations	—	61,281	—	61,281

Commercial Mortgage-Backed Securities
Commercial MBS	—	1,689	—	1,689
Corporate Bonds
Communications	—	6,997	—	6,997
Consumer Cyclical	—	25,127	—	25,127
Consumer Non-cyclical	—	5,102	—	5,102
Energy	—	506	—	506
Financial	—	78,066	—	78,066
Industrial	—	9,762	—	9,762
Utilities	—	12,939	—	12,939

Total Corporate Bonds	—	138,499	—	138,499

Foreign Government Securities
Banks	—	3,025	—	3,025
Sovereign	—	2,349	—	2,349

Total Foreign Government Securities	—	5,374	—	5,374

Mortgage-Backed Security
UMBS Collateral	—	5,068	—	5,068
Municipal Bonds	—	698,367	—	698,367
U.S. Government Agency Security
Sovereign	—	2,902	—	2,902
U.S. Treasury Obligation
Sovereign	—	1,463	—	1,463
Short-Term Investments
Commercial Papers	—	17,279	—	17,279
Foreign Government Securities	—	1,943	—	1,943
Municipal Bonds	—	11,482	—	11,482
Repurchase Agreement	—	7,400	—	7,400
Time Deposits	—	3,266	—	3,266

Total Short-Term Investments	—	41,370	—	41,370

Total Investments in Securities	$—	$1,020,390	$—	$1,020,390

Appreciation in Other Financial Instruments
Futures contracts	$163	$—	$—	$163
Forward Foreign Currency Exchange contracts	—	9	—	9
Centrally Cleared Interest Rate Swap contracts	—	146	—	146

Total Appreciation in Other Financial Instruments	$163	$155	$—	$318

Depreciation in Other Financial Instruments
Futures contracts	$(304)	$—	$—	$(304)
Forward Foreign Currency Exchange contracts	—	(380)	—	(380)

Total Depreciation in Other Financial Instruments	$(304)	$(380)	$—	$(684)

DECEMBER 31, 2025	SIX CIRCLES TRUST	683

NOTES TO FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2025 (continued)

Six Circles U.S. Unconstrained Equity Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Basic Materials	$119,279	$—	$—	$119,279
Communications	5,664,929	—	—	5,664,929
Consumer Cyclical	1,965,626	—	—	1,965,626
Consumer Non-cyclical	5,027,525	—	—	5,027,525
Energy	1,032,237	—	—	1,032,237
Financial	4,883,463	—	—	4,883,463
Industrial	1,221,836	—	—	1,221,836
Technology	10,940,079	—	—	10,940,079
Utilities	1,210,849	—	—	1,210,849

Total Common Stocks	32,065,823	—	—	32,065,823

Short-Term Investments
Time Deposits	—	139,257	—	139,257

Total Investments in Securities	$32,065,823	$139,257	$—	$32,205,080

Appreciation in Other Financial Instruments
Futures contracts	$172	$—	$—	$172

Depreciation in Other Financial Instruments
Futures contracts	$(144)	$—	$—	$(144)

684	SIX CIRCLES TRUST	DECEMBER 31, 2025

Six Circles International Unconstrained Equity Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Common Stocks
Austria	$—	$74,320	$—		$74,320
Belgium	—	223,368	—		223,368
Canada	357,680	—	—		357,680
Chile	—	12,314	—		12,314
Denmark	—	561,839	—		561,839
Finland	—	229,593	—		229,593
France	—	2,442,512	—		2,442,512
Germany	—	3,250,756	—		3,250,756
Hong Kong	—	55,043	—		55,043
Ireland	25,316	158,133	—		183,449
Italy	—	893,666	—		893,666
Japan	7,189	940,005	—		947,194
Luxembourg	—	24,137	—		24,137
Mexico	—	7,008	—		7,008
Netherlands	11,473	1,214,795	—		1,226,268
Norway	—	120,741	—		120,741
Poland	—	3,132	—		3,132
Portugal	—	34,576	—		34,576
South Korea	—	136,847	—		136,847
Spain	11,058	822,185	—		833,243
Sweden	86,169	644,881	—		731,050
Switzerland	18,975	2,433,403	—		2,452,378
Taiwan	—	538,655	—		538,655
United Arab Emirates	—	—	—	(a)	—
United Kingdom	26,953	3,861,521	—		3,888,474
United States	8,693	—	—		8,693

Total Common Stocks	553,506	18,683,430	—		19,236,936

Preferred Stocks
Germany	—	38,177	—		38,177
Short-Term Investments
Time Deposits	—	209,310	—		209,310

Total Investments in Securities	$553,506	$18,930,917	$—		$19,484,423

Appreciation in Other Financial Instruments
Futures contracts	$1,471	$—	$—		$1,471
Forward Foreign Currency Exchange contracts	—	5,354	—		5,354

Total Appreciation in Other Financial Instruments	$1,471	$5,354	$—		$6,825

Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange contracts	$—	$(3,506)	$—		$(3,506)

(a)	Value is zero.

DECEMBER 31, 2025	SIX CIRCLES TRUST	685

NOTES TO FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2025 (continued)

Six Circles Global Bond Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Asset-Backed Securities
Automobile ABS	$—	$20,839	$—	$20,839
Other ABS	—	50,204	—	50,204

Total Asset-Backed Securities	—	71,043	—	71,043

Collateralized Mortgage Obligations
Agency Collateral CMO	—	272,890	—	272,890
Agency Collateral PAC CMO	—	5,580	—	5,580
Agency Collateral Supp CMO	—	57	—	57
WL Collateral CMO	—	27,863	—	27,863

Total Collateralized Mortgage Obligations	—	306,390	—	306,390

Commercial Mortgage-Backed Securities
Commercial MBS	—	55,679	—	55,679
Corporate Bonds
Basic Materials	—	34,903	—	34,903
Communications	—	147,165	—	147,165
Consumer Cyclical	—	135,697	15,082	150,779
Consumer Non-cyclical	—	300,685	—	300,685
Energy	—	104,700	—	104,700
Financial	—	986,919	—	986,919
Government	—	105,876	—	105,876
Industrial	—	168,648	—	168,648
Technology	—	35,735	—	35,735
Utilities	—	191,711	—	191,711

Total Corporate Bonds	—	2,212,039	15,082	2,227,121

Foreign Government Securities
Banks	—	903,122	—	903,122
Commercial Services	—	8,690	—	8,690
Diversified Finan Serv	—	12,777	—	12,777
Electric	—	4,913	—	4,913
Multi-National	—	18,264	—	18,264
Municipal	—	35,771	—	35,771
Oil & Gas	—	378	—	378
Pipelines	—	3,621	—	3,621
Regional (State/Province)	—	310,909	—	310,909
Sovereign	—	8,474,921	—	8,474,921
Transportation	—	20,890	—	20,890

Total Foreign Government Securities	—	9,794,256	—	9,794,256

Mortgage-Backed Securities
FGLMC Collateral	—	10,692	—	10,692
FHLMC Collateral	—	2,077	—	2,077
FNMA Collateral	—	183,714	—	183,714
GNMA Collateral	—	2,370	—	2,370
GNMA II Collateral	—	491,862	—	491,862
UMBS Collateral	—	1,604,714	—	1,604,714

Total Mortgage-Backed Securities	—	2,295,429	—	2,295,429

Municipal Bonds	—	6,700	—	6,700
U.S. Government Agency Securities
Sovereign	—	17,489	—	17,489
U.S. Treasury Obligations
Sovereign	—	2,204,864	—	2,204,864

686	SIX CIRCLES TRUST	DECEMBER 31, 2025

Six Circles Global Bond Fund (Continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Short-Term Investments
Repurchase Agreement	$—	$8,400	$—	$8,400
Time Deposits	—	216,850	—	216,850
U.S. Government Agency Securities	—	23,941	—	23,941
U.S. Treasury Obligations	—	42,396	—	42,396

Total Short-Term Investments	—	291,587	—	291,587

Total Investments in Securities	$—	$17,255,476	$15,082	$17,270,558

Liabilities
Debt Securities
Mortgage-Backed Securities
UMBS Collateral	$—	$324,978	$—	$324,978
Appreciation in Other Financial Instruments
Futures contracts	$463	$—	$—	$463
Forward Foreign Currency Exchange contracts	—	20,911	—	20,911
OTC Interest Rate Swaps contracts	—	55	—	55
Centrally Cleared Interest Rate Swap contracts	—	4,965	—	4,965
Purchased Interest Rate Swaptions contracts
Purchased Put Interest Rate Swaption contracts	—	3,101	—	3,101
Purchased Call Interest Rate Swaption contracts	—	2,975	—	2,975

Total Purchased Interest Rate Swaptions contracts	—	6,076	—	6,076

Total Appreciation in Other Financial Instruments	$463	$32,007	$—	$32,470

Depreciation in Other Financial Instruments
Futures contracts	$(804)	$—	$—	$(804)
Forward Foreign Currency Exchange contracts	—	(145,162)	—	(145,162)
OTC Interest Rate Swaps contracts	—	(73)	—	(73)
Centrally Cleared Interest Rate Swap contracts	—	(7,577)	—	(7,577)
Written Option contracts
Written Call Option contracts	—	(6)	—	(6)
Written Put Option contracts	—	(11)	—	(11)

Total Written Option contracts	—	(17)	—	(17)

Total Depreciation in Other Financial Instruments	$(804)	$(152,829)	$—	$(153,633)

Six Circles Tax Aware Bond Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Debt Securities
Commercial Mortgage-Backed Security
Commercial MBS	$—	$6,018	$—		$6,018
Municipal Bonds	—	14,094,099	—		14,094,099
Warrant
Industrial	—	—	—	(a)	—	(a)
Short-Term Investments
Municipal Bonds	—	24,677	—		24,677
Time Deposits	—	111,981	—		111,981

Total Short-Term Investments	—	136,658	—		136,658

Total Investments in Securities	$—	$14,236,775	$—	(a)	$14,236,775

(a)	Amount rounds to less than $500.

DECEMBER 31, 2025	SIX CIRCLES TRUST	687

NOTES TO FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2025 (continued)

Six Circles Credit Opportunities Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Debt Securities
Asset-Backed Securities
Automobile ABS	$—	$39,817	$—		$39,817
Other ABS	—	77,268	—		77,268
Student Loan ABS	—	261	—		261

Total Asset-Backed Securities	—	117,346	—		117,346

Collateralized Mortgage Obligations
WL Collateral CMO	—	9,893	—		9,893
Commercial Mortgage-Backed Securities
Commercial MBS	—	38,818	—		38,818
Convertible Bonds
Communications	—	697	—		697
Consumer Cyclical	—	768	—		768
Consumer Non-cyclical	—	581	—		581
Energy	—	2,401	—		2,401
Financial	—	267	—		267
Industrial	—	245	—		245

Total Convertible Bonds	—	4,959	—		4,959

Corporate Bonds
Basic Materials	—	144,445	—		144,445
Communications	—	591,727	21		591,748
Consumer Cyclical	—	596,049	—		596,049
Consumer Non-cyclical	—	580,965	—		580,965
Diversified	—	10,953	—		10,953
Energy	—	363,455	554		364,009
Financial	—	648,753	6,100		654,853
Government	—	180	—		180
Industrial	—	286,753	—		286,753
Technology	—	107,423	—		107,423
Utilities	—	173,675	—		173,675

Total Corporate Bonds	—	3,504,378	6,675		3,511,053

Foreign Government Securities
Banks	—	18,492	—		18,492
Municipal	—	617	—		617
Oil & Gas	—	1,739	—		1,739
Regional (State/Province)	—	458	—		458
Sovereign	—	808,131	—		808,131

Total Foreign Government Securities	—	829,437	—		829,437

Mortgage-Backed Securities
FHLMC Collateral	—	2,808	—		2,808
FNMA Collateral	—	2,566	—		2,566

Total Mortgage-Backed Securities	—	5,374	—		5,374

U.S. Treasury Obligations
Sovereign	—	52,677	—		52,677
Common Stocks
Basic Materials	—	—	124		124
Communications	14,060	—	—	(a)	14,060
Consumer Non-cyclical	6,455	—	—		6,455
Financial	—	—	—		—
Utilities	1,483	—	12		1,495

Total Common Stocks	21,998	—	136		22,134

688	SIX CIRCLES TRUST	DECEMBER 31, 2025

Six Circles Credit Opportunities Fund (Continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Preferred Stocks
Communications	$—	$—	$694		$694
Consumer Cyclical	—	—	6,467		6,467

Total Preferred Stocks	—	—	7,161		7,161

Loan Assignments
Basic Materials	—	9,056	—		9,056
Communications	—	41,788	—		41,788
Consumer Cyclical	—	19,573	—		19,573
Consumer Non-cyclical	—	48,086	—		48,086
Diversified	—	226	—		226
Energy	—	1,610	—		1,610
Financial	—	14,914	2,400		17,314
Government	—	—	9,665		9,665
Industrial	—	8,585	—		8,585
Technology	—	30,006	—		30,006
Utilities	—	2,049	—		2,049

Total Loan Assignments	—	175,893	12,065		187,958

Warrant
Communications	—	—	—	(a)	— (a)
Short-Term Investments
Commercial Papers	—	840	—		840
Foreign Government Security	—	7,531	—		7,531
Time Deposits	—	83,112	—		83,112
U.S. Government Agency Securities	—	24,559	—		24,559
U.S. Treasury Obligations	—	11,175	—		11,175

Total Short-Term Investments	—	127,217	—		127,217

Total Investments in Securities	$21,998	$4,865,992	$26,037		$4,914,027

Appreciation in Other Financial Instruments
Futures contracts	$394	$—	$—		$394
Forward Foreign Currency Exchange contracts	—	12,888	—		12,888
Centrally Cleared Interest Rate Swap contracts	—	3,062	—		3,062
OTC Credit Default Swaps contracts	—	1,138	—		1,138
Centrally Cleared Credit Default Swaps contracts	—	3,142	—		3,142

Total Appreciation in Other Financial Instruments	$394	$20,230	$—		$20,624

Depreciation in Other Financial Instruments
Futures contracts	$(1,117)	$—	$—		$(1,117)
Forward Foreign Currency Exchange contracts	—	(6,753)	—		(6,753)
Centrally Cleared Interest Rate Swap contracts	—	(5,005)	—		(5,005)
OTC Credit Default Swaps contracts	—	(320)	—		(320)
Centrally Cleared Credit Default Swaps contracts	—	(447)	—		(447)

Total Depreciation in Other Financial Instruments	$(1,117)	$(12,525)	$—		$(13,642)

(a)	Amount rounds to less than $500.

DECEMBER 31, 2025	SIX CIRCLES TRUST	689

NOTES TO FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2025 (continued)

Fair Value Measurements Using Significant Unobservable Inputs (Level 3)

Six Circles Credit Opportunities Fund
	Balance as of December 31, 2024		Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]		Sales[2]	Transfers in to Level 3	Transfers out of Level 3	Balance as of December 31, 2025
Investments in Securities:
Common Stocks	$9,544		$956	$6,016	$—	$—		$(1,065)	$—	$(15,315)	$136
Corporate Bonds	4,549		9	(4)	—	2,650		(477)	—	—	6,727
Loan Assignments	13,900		43	594	—	143		(1,873)	—	(742)	12,065
Preferred Stocks	7,477		44	36	—	—		(396)	—	—	7,161
Warrants	—	(a)	—	—	—	—	(a)	—	—	—	—	(a)

Total	$35,470		$1,038	$6,656	$—	$2,793		$(3,811)	$—	$(16,057)	$26,089

1	Purchases include all purchases of securities and securities received in corporate actions.
2	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
(a)	Amount rounds to less than $500.

Quantative Information about Level 3 Fair Value Measurements

Six Circles Credit Opportunities Fund
	Fair Value as of December 31, 2025		Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
Common Stocks	$136		Cost Approach	Primary Market trades	N/A
Corporate Bonds	6,727		Cost Approach	Primary Market trades	N/A
Loan Assignments	12,065		Cost Approach	Primary Market trades	N/A
Preferred Stocks	7,161		Cost Approach	Primary Market trades	N/A
Warrants	—	(a)	Option Pricing Model	Volatility / Time Horizon	50%-56% / 0.5 yrs -1.5 yrs

Total	$26,089

(a)	Amount rounds to less than $500.

Six Circles Multi-Strategy Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Asset-Backed Securities
Automobile ABS	$—	$11,631	$—	$11,631
Home Equity ABS	—	33,906	—	33,906
Other ABS	—	75,722	—	75,722
Student Loan ABS	—	6,444	—	6,444

Total Asset-Backed Securities	—	127,703	—	127,703

Collateralized Mortgage Obligations
Agency Collateral CMO	—	196,128	—	196,128
Agency Collateral PAC CMO	—	1,205	—	1,205
WL Collateral CMO	—	121,058	—	121,058

Total Collateralized Mortgage Obligations	—	318,391	—	318,391

Commercial Mortgage-Backed Securities
Commercial MBS	—	22,438	—	22,438
Convertible Bond
Communications	—	444	—	444
Corporate Bonds
Basic Materials	—	253	—	253
Communications	—	13,166	—	13,166
Consumer Cyclical	—	5,303	—	5,303
Consumer Non-cyclical	—	5,370	—	5,370
Energy	—	1,630	—	1,630
Financial	—	3,392	—	3,392
Technology	—	3,775	—	3,775
Utilities	—	1,945	—	1,945

Total Corporate Bonds	—	34,834	—	34,834

690	SIX CIRCLES TRUST	DECEMBER 31, 2025

Six Circles Multi-Strategy Fund (Continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Mortgage-Backed Securities
FNMA Collateral	$—	$32,954	$—	$32,954
GNMA II Collateral	—	102,712	—	102,712
UMBS Collateral	—	425,461	—	425,461

Total Mortgage-Backed Securities	—	561,127	—	561,127

U.S. Treasury Obligations
Sovereign	—	403	—	403
Preferred Stock
Financial	—	—	300	300
Loan Assignments
Basic Materials	—	1,216	—	1,216
Communications	—	30,769	—	30,769
Consumer Cyclical	—	29,626	—	29,626
Consumer Non-cyclical	—	36,084	—	36,084
Energy	—	4,154	—	4,154
Financial	—	62,818	—	62,818
Industrial	—	39,893	—	39,893
Technology	—	60,738	—	60,738
Utilities	—	11,039	—	11,039

Total Loan Assignments	—	276,337	—	276,337

Short-Term Investments
Repurchase Agreement	—	2,700	—	2,700
Time Deposits	—	89,928	—	89,928
U.S. Treasury Obligations	—	526,307	—	526,307

Total Short-Term Investments	—	618,935	—	618,935

Total Investments in Securities	$—	$1,960,612	$300	$1,960,912

Liabilities
Debt Securities
Mortgage-Backed Securities
GNMA II Collateral	$—	$6,155	$—	$6,155
UMBS Collateral	—	36,023	—	36,023

Total Mortgage-Backed Securities	—	42,178	—	42,178

Appreciation in Other Financial Instruments
Futures contracts	$13,150	$—	$—	$13,150
Forward Foreign Currency Exchange contracts	—	38	—	38
Centrally Cleared Interest Rate Swap contracts	—	424	—	424
Centrally Cleared Credit Default Swaps contracts	—	60	—	60
OTC Total Return Swap contracts	—	2,746	—	2,746
Purchased Interest Rate Swaptions contracts
Purchased Put Interest Rate Swaption contracts	—	933	—	933
Purchased Call Interest Rate Swaption contracts	—	819	—	819

Total Purchased Interest Rate Swaptions contracts	—	1,752	—	1,752

Total Appreciation in Other Financial Instruments	$13,150	$5,020	$—	$18,170

Depreciation in Other Financial Instruments
Futures contracts	$(4,597)	$—	$—	$(4,597)
Forward Foreign Currency Exchange contracts	—	(63)	—	(63)
OTC Total Return Swaps contracts	—	(1,152)	—	(1,152)
Centrally Cleared Interest Rate Swap contract	—	(75)	—	(75)
Written Option contract
Written Put Option contracts	—	(7)	—	(7)

Total Written Option contract	—	(7)	—	(7)

Written Interest Rate Swaptions contracts
Written Call Interest Rate Swaption contracts	—	(23)	—	(23)
Written Put Interest Rate Swaption contracts	—	(28)	—	(28)

Total Written Interest Rate Swaptions contracts	—	(51)	—	(51)

Total Depreciation in Other Financial Instruments	$(4,597)	$(1,348)	$—	$(5,945)

There were no significant transfers into or out of level 3 for the year ended December 31, 2025 for the Funds.

DECEMBER 31, 2025	SIX CIRCLES TRUST	691

NOTES TO FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2025 (continued)

B. Restricted Securities — Certain securities held by the Funds may be subject to legal or contractual restrictions on resale. Restricted securities generally are resold in transactions exempt from registration under the Securities Act of 1933 (the “Securities Act”). Disposal of these securities may involve time-consuming negotiations and expense. Prompt sale at the current valuation may be difficult and could adversely affect the NAV of the Funds.

C. When-Issued Securities, Delayed Delivery Securities and Forward Commitments — The Funds may purchase when-issued securities, including To Be Announced (“TBA”) securities, and enter into contracts to purchase or sell securities for a fixed price that may be settled a month or more after the trade date, or purchase delayed delivery securities which generally settle seven days after the trade date. When-issued securities are securities that have been authorized, but not issued in the market. A forward commitment involves entering into a contract to purchase or sell securities for a fixed price at a future date that may be settled a month or more after the trade date. A delayed delivery security is agreed upon in advance between the buyer and the seller of the security and is generally delivered beyond seven days of the agreed upon date. The purchase of securities on a when-issued, delayed delivery or forward commitment basis involves the risk that the value of the security to be purchased declines before the settlement date. The sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. The Funds may be exposed to credit risk if the counterparty fails to perform under the terms of the transaction. Interest income for securities purchased on a when-issued, delayed delivery or forward commitment basis is not accrued until the settlement date. Rollover strategies can be employed by the Funds which involves extending the expiration or maturity of a position, such as a TBA security on an underlying asset, by closing out the position before expiration and starting a new position with a comparable underlying asset that has a later expiration date.

The Funds may be required to post or receive collateral for delayed delivery securities in the form of cash or securities under a Master Securities Forward Transaction Agreement with the counterparties (each, an “MSFTA”). The collateral requirements are generally calculated by netting the mark-to-market amount for a Fund’s transactions under the MSFTA and comparing that amount to the value of the collateral pledged by a Fund and the counterparty. Daily movement of cash collateral is subject to minimum threshold amounts. Collateral posted by a Fund is held in a segregated account at the Fund’s custodian bank and is included on the Statements of Assets and Liabilities as Deposit at broker for delayed delivery securities, if applicable.

The Six Circles Ultra Short Duration Fund, Six Circles Tax Aware Ultra Short Duration Fund, Six Circles Global Bond Fund, Six Circles Tax Aware Bond Fund, Six Circles Credit Opportunities Fund and Six Circles Multi-Strategy Fund had when-issued securities, delayed delivery securities or forward commitments outstanding as of December 31, 2025 which are shown as a Receivable for Investment securities sold — delayed delivery securities and/or a Payable for Investment securities purchased — delayed delivery securities, respectively, on the Statements of Assets and Liabilities.

D. Investments in Cayman Subsidiaries — As part of its principal investment strategy, the Six Circles Multi-Strategy Fund seeks to gain exposure to the commodity markets by investing up to 25% of its total assets in wholly-owned subsidiaries, which are organized under the laws of the Cayman Islands, as described in Note 1. Generally, the subsidiaries will invest primarily in commodity futures, but may also invest in financial futures and forwards and swap contracts, fixed income securities, pooled investment vehicles, including open-end investment companies, and other investments intended to serve as margin or collateral for such subsidiary’s derivative positions. The Fund invests in the subsidiaries in order to gain exposure to the commodities markets within the limitations of the federal tax law, rules and regulations that apply to “regulated investment companies.” Unlike the Funds, the subsidiaries may invest without limitation in commodity-linked derivatives; however, the subsidiaries and the Fund, in the aggregate, will comply with applicable requirements for derivatives transactions set forth in Rule 18f-4 under the 1940 Act.

As part of its principal investment strategy, the Six Circles Credit Opportunities Fund will seek to purchase certain newly-issued Regulation S securities in its Asia High Yield sleeve through investments in a Cayman subsidiary, as described in Note 1.

In addition, the Six Circles Multi-Strategy and Credit Opportunities Funds and each of their subsidiaries will comply with the same fundamental investment restrictions on an aggregate basis, and follow the same compliance policies and procedures to the extent those restrictions, policies and procedures are applicable to the investment activities of each of the subsidiaries. The subsidiaries are treated as corporations for U.S. federal income tax purposes. Unlike the Funds, the subsidiaries do not, and will not, seek to qualify as “regulated investment companies” under Subchapter M of Chapter 1 of Subtitle A of the Internal Revenue Code of 1986, as amended (the “Code”). The Six Circles Multi-Strategy and Credit Opportunities Funds are each the sole shareholders of their respective subsidiaries and do not expect shares of the subsidiaries to be offered or sold to other investors. The Funds do not intend to create or acquire primary control of any entity that primarily engages in investment activities, in securities or other assets, other than the entities that are wholly-owned by the Funds. As of December 31, 2025, the net assets of the subsidiaries were $0 representing 0.00% and $42,140,328 representing 2.66% of the Six Circles Credit Opportunities and Six Circles Multi-Strategy Fund’s consolidated net assets, respectively.

E. Loan Assignments — The Six Circles Credit Opportunities Fund and Six Circles Multi-Strategy Fund invest in debt instruments that are interests in amounts owed to lenders or lending syndicates (a “Lender”) by corporate, governmental or other borrowers (a “Borrower”). A loan is typically originated, negotiated and structured by a U.S. or foreign bank, insurance company or other financial institution (the “Agent”) for a group of loan investors (“Loan Investors”). The Agent administers the terms of the loan, as specified in the loan agreement. When a Fund purchases a loan assignment, the Fund has direct rights against the Borrower on a loan, provided, however, the Fund’s rights may be more limited than the lender from which it acquired the assignment and the Fund may be able to enforce its rights only through the Agent. As a result, the Fund assumes the credit risk of the Borrower, the selling participant and any other persons interpositioned between each Fund and the Borrower (“Intermediate Participants”). In the event that the Borrower, selling participant or Intermediate Participants become insolvent or enter into bankruptcy, the Fund may incur certain costs and delays in realizing payment or may suffer a loss of principal and/or interest. The Adviser or Sub-Advisers may have access to material non-public information regarding the Borrower.

692	SIX CIRCLES TRUST	DECEMBER 31, 2025

Certain loan assignments are also subject to the associated risks described under Note 5.

Unfunded commitments represent the remaining obligation of each Fund to the Borrower. At any point in time, up to the maturity date of the issue, the Borrower may demand the unfunded portion. The unrealized appreciation/depreciation from unfunded commitments is reported on the Statements of Assets and Liabilities, if any. As of December 31, 2025 the Six Circles Credit Opportunities Fund and Six Circles Multi-Strategy Fund had the following loan commitments outstanding in which all or a portion of the commitment was unfunded (amounts in thousands):

Six Circles Credit Opportunities Fund

					Unfunded Commitment		Funded Commitment		Total Commitment
Security Description	Term	Maturity Date	Commitment Fee Rate	Rate if Funded	Par	Value	Par	Value	Par	Value
GrafTech Global Enterprises, Inc.	Delayed Draw Term Loan	12/21/2029	6.00%	9.86%	$356	$361	$—	$—	$356	$361
Husky Injection Molding Systems Ltd.	2026 Delayed Draw Term Loan	02/15/2029	3.75%	7.47%	222	224	—	—	222	224
Jupiter Buyer, Inc.	Initial Delayed Draw Term Loan	11/01/2031	4.25%	7.92%	85	190	—	—	85	190
SWF Holdings I Corp.	Delayed Draw Term Loan	12/19/2029	2.25%	8.22%	192	85	—	—	192	85

					$855	$860	$—	$—	$855	$860

Six Circles Multi-Strategy Fund

					Unfunded Commitment		Funded Commitment		Total Commitment
Security Description	Term	Maturity Date	Commitment Fee Rate	Rate if Funded	Par	Value	Par	Value	Par	Value
Chicago US Midco III, LP	Delayed Draw Term Loan	11/01/2032	2.50%	6.22%	$99	$99	$—	$—	$99	$99
Engineered Machinery Holdings, Inc.	2025 Delayed Draw Term Loan	11/26/2032	3.25%	6.92%	13	13	299	301	312	314
Hanger, Inc.	Delayed Draw Term Loan	10/23/2031	3.50%	7.22%	37	37	53	53	89	90
Husky Injection Molding Systems Ltd.	2026 Delayed Draw Term Loan	02/15/2029	3.75%	7.59%	130	131	—	—	130	131
Kaman Corp.	Delayed Draw Term Loan	02/26/2032	2.50%	6.43%	59	60	6	6	65	66
MRP Buyer, LLC	Delayed Draw Term Loan	06/04/2032	3.25%	6.92%	26	26	40	39	66	65
Radiate Holdco, LLC	Delayed Draw Term Loan	06/26/2029	4.00%	7.72%	225	226	114	113	339	339
Trio BidCo, LLC	Delayed Draw Term B Loan	10/29/2032	4.00%	7.67%	136	136	—	—	136	136

					$725	$728	$512	$512	$1,236	$1,240

F. Derivatives — The Funds used derivative instruments including options, futures contracts, forward foreign currency exchange contracts and swaps, in connection with their respective investment strategies. Derivative instruments may be used as substitutes for securities in which the Funds can invest, to hedge portfolio investments or to generate income or gain to the Funds. Derivatives may also be used to manage duration, sector and yield curve exposures as well as credit and spread volatility.

The Funds may be subject to various risks from the use of derivatives including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing a Fund to close out its position(s); and documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Funds’ risk of loss associated with these instruments may exceed their value, as recorded on the Statements of Assets and Liabilities.

The Funds are party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Funds’ ISDA agreements, which are separately negotiated by the Sub-Advisers, with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Funds in the event the Funds’ net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Funds to exercise rights, to the extent not otherwise waived, against a counterparty (e.g., decline in a counterparty’s credit rating below a specified level). Such rights for both a counterparty and the Funds often include the ability to terminate (i.e., close out) open contracts at prices which may favor a counterparty, which could have an adverse effect on the Funds. The ISDA agreements give the Funds and a counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable with collateral posted to a segregated account by one party to the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts collateral for mark-to-market gains to a Fund.

Notes F(1) — F(4) below describe the various derivatives used by the Funds.

(1) Options — The Six Circles Global Bond Fund and Six Circles Multi-Strategy Fund purchased and sold (“wrote”) put and call options on securities to manage and hedge interest rate risks within its portfolio and also to gain long or short exposure to the underlying instrument. A purchaser of a put option has the right, but not the obligation, to sell the underlying instrument at an agreed upon price (“strike price”) to the option seller. A purchaser of a call option has the right, but not the obligation, to purchase the underlying instrument at the strike price from the option seller.

DECEMBER 31, 2025	SIX CIRCLES TRUST	693

NOTES TO FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2025 (continued)

Interest Rate Swaptions — Interest Rate Swaptions may be written or purchased to enter into a pre-defined swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, by some specified date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

Options Purchased — Premiums paid by the Funds for options purchased are included on the Statements of Assets and Liabilities as Options purchased. The option is adjusted daily to reflect the current market value of the option and the change is recorded as Change in net unrealized appreciation/depreciation on options purchased on the Statements of Operations. If the option is allowed to expire, the Funds will lose the entire premium they paid and record a realized loss for the premium amount. Premiums paid for options purchased which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain (loss) or cost basis of the underlying investment.

Options Written — Premiums received by the Funds for options written are included on the Statements of Assets and Liabilities as a liability. The amount of the liability is adjusted daily to reflect the current market value of the option written and the change in market value is recorded as Change in net unrealized appreciation/depreciation on options written on the Statements of Operations. Premiums received from options written that expire are treated as realized gains. If a written option is closed, the Funds record a realized gain or loss on options written based on whether the cost of the closing transaction exceeds the premium received. If a call option is exercised by the option buyer, the premium received by the Funds is added to the proceeds from the sale of the underlying security to the option buyer and compared to the cost of the closing transaction to determine whether there has been a realized gain or loss. If a put option is exercised by an option buyer, the premium received by the option seller reduces the cost basis of the purchased security.

Written uncovered call options subject the Funds to unlimited risk of loss. Written covered call options limit the upside potential of a security above the strike price. Written put options subject the Funds to risk of loss if the value of the security declines below the exercise price minus the put premium.

The Funds are not subject to credit risk on options written as the counterparty has already performed its obligation by paying the premium at the inception of the contract.

The Funds’ option contracts are subject to master netting arrangements.

(2) Futures Contracts — The Six Circles Ultra Short Duration Fund, Six Circles Tax Aware Ultra Short Duration Fund, Six Circles U.S. Unconstrained Equity Fund, Six Circles International Unconstrained Equity Fund, Six Circles Global Bond Fund, Six Circles Credit Opportunities Fund and Six Circles Multi-Strategy Fund used interest rate futures to manage interest rate risks associated with portfolio investments. The Six Circles U.S. Unconstrained Equity Fund, Six Circles International Unconstrained Equity Fund and Six Circles Multi-Strategy Fund used index futures to gain or reduce exposure to certain countries or regions, to maintain liquidity or minimize transaction costs.

Futures contracts may provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Funds are required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Funds periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as Change in net unrealized appreciation/depreciation on the Statements of Operations. Realized gains or losses, representing the difference between the value of the contract at the time it was opened and the value at the time it was closed, are reported on the Statements of Operations at the closing or expiration of the futures contract. Securities deposited as initial margin are designated on the SOIs and cash deposited is recorded on the Statements of Assets and Liabilities. A receivable from and/or a payable to brokers for the daily variation margin is also recorded on the Statements of Assets and Liabilities. Futures contracts outstanding at period end, if any, are listed after each Fund’s SOI.

The use of futures contracts may expose the Funds to interest rate and equity price risks. The Funds may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Funds to risk of loss in excess of the amounts shown on the Statements of Assets and Liabilities, up to the notional amount of the futures contracts. Use of short futures contracts subjects the Funds to unlimited risk of loss. The Funds may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Funds’ credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent the liquidation of positions.

The Funds’ futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).

(3) Forward Foreign Currency Exchange Contracts — The Six Circles Ultra Short Duration Fund, Six Circles Tax Aware Ultra Short Duration Fund, Six Circles International Unconstrained Equity Fund, Six Circles Global Bond Fund, Six Circles Credit Opportunities Fund and Six Circles Multi-Strategy Fund may be exposed to foreign currency risks associated with some or all of the portfolio investments and used forward foreign currency exchange contracts to hedge or manage certain of these exposures as part of an investment strategy. The Funds also bought forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. Dollars without the delivery of foreign currency. Forward contracts outstanding at period end, if any, are listed after each Fund’s SOI.

694	SIX CIRCLES TRUST	DECEMBER 31, 2025

The values of the forward foreign currency exchange contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation/depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, a Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed. Such Fund also records a realized gain or loss when a forward foreign currency exchange contract offsets another forward foreign currency exchange contract with the same counterparty upon settlement.

The Funds’ forward foreign currency exchange contracts may be subject to master netting arrangements (the right to close out all transactions with a counterparty and net amounts owed or due across transactions). The Funds may be required to post or receive collateral for non-deliverable forward foreign currency exchange contracts.

(4) Swaps — The Six Circles Ultra Short Duration Fund, Six Circles Tax Aware Ultra Short Duration Fund, Six Circles Global Bond Fund, Six Circles Credit Opportunities Fund and Six Circles Multi-Strategy Fund engaged in various swap transactions, including interest swaps, to manage interest rate (e.g., duration, yield curve) risks within their respective portfolios. The Funds also used swaps as alternatives to direct investments. Swap transactions are negotiated contracts over the counter (“OTC swaps”) between a fund and a counterparty or centrally cleared (“centrally cleared swaps”) with a central clearinghouse through a Futures Commission Merchant (“FCM”), to exchange investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap contracts outstanding at period end, if any, are listed after each Fund’s SOI.

Upfront payments made and/or received are recorded as assets or liabilities, respectively on the Statements of Assets and Liabilities and amortized over the term of the swap. The value of an OTC swap agreement is recorded as either an asset or a liability on the Statements of Assets and Liabilities at the beginning of the measurement period.

Upon entering into a centrally cleared swap, the Funds are required to deposit with the FCM cash or securities, which is referred to as initial margin deposit. Securities deposited as initial margin are designated on the SOIs and cash deposited is recorded on the Statements of Assets and Liabilities. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a variation margin receivable or payable on the Statements of Assets and Liabilities. The change in the value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as Change in net unrealized appreciation/depreciation on the Statements of Operations. A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.

The central clearing house acts as the counterparty to each centrally cleared swap transaction, therefore credit risk is limited to the failure of the clearing house.

The Funds may be required to post or receive collateral in the form of cash or securities based on the net value of the Funds’ outstanding OTC swap contracts with the counterparty. Daily movement of collateral is subject to minimum threshold amounts. Collateral posted by the Funds is held in a segregated account at the Funds’ custodian bank. Collateral received by the Funds is held in escrow in segregated accounts maintained by Brown Brothers Harriman & Co.

The Funds’ swap contracts (excluding centrally cleared swaps) are subject to master netting arrangements.

Credit Default Swaps

The Six Circles Credit Opportunities Fund and Six Circles Multi-Strategy Fund entered into credit default swaps to simulate long and short bond positions or to take an active long or short position with respect to the likelihood of a default or credit event by the issuer of the underlying reference obligation.

The underlying reference obligation may be a single issuer of corporate or sovereign debt, a basket of issuers or a credit index. A credit index is a list of credit instruments or exposures that reference a fixed number of obligors with shared characteristics that represents some part of the credit market as a whole. Index credit default swaps have standardized terms including a fixed spread and standard maturity dates. The composition of the obligations within a particular index changes periodically.

Credit default swaps involve one party, the protection buyer, making a stream of payments to another party, the protection seller, in exchange for the right to receive a contingent payment if there is a credit event related to the underlying reference obligation. In the event that the reference obligation matures prior to the termination date of the contract, a similar security will be substituted for the duration of the contract term. Credit events are defined under individual swap agreements and generally include bankruptcy, failure to pay, restructuring, repudiation/moratorium, obligation acceleration and obligation default.

If a credit event occurs, the Funds, as protection sellers, would be obligated to make a payment, which may be either: (i) a net cash settlement equal to the notional amount of the swap less the auction value of the reference obligation or (ii) the notional amount of the swap in exchange for the delivery of the reference obligation. Selling protection effectively adds leverage to a Fund’s portfolio up to the notional amount of swap agreements. The notional amount represents the maximum potential liability under a contract and is not reflected on the Statements of Assets and Liabilities. Potential liabilities under these contracts may be reduced by: the auction rates of the underlying reference obligations; upfront payments received at the inception of a swap; and net amounts received from credit default swaps purchased with the identical reference obligation.

Interest Rate Swaps

The Six Circles Ultra Short Duration Fund, Six Circles Tax Aware Ultra Short Duration Fund, Six Circles Global Bond Fund, Six Circles Credit Opportunities Fund and Six Circles Multi-Strategy Fund entered into interest rate swap contracts to manage fund exposure to interest rates and/or to

DECEMBER 31, 2025	SIX CIRCLES TRUST	695

NOTES TO FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2025 (continued)

preserve or generate a return on a particular investment or portion of its portfolio. These are agreements between counterparties to exchange periodic payments based on interest rates. One cash flow stream will typically be a floating rate payment based upon a specified interest rate while the other is typically a fixed interest rate.

Total Return Swaps

The Six Circles Multi-Strategy Fund entered into total return swap agreements to obtain exposure to a portfolio of long and short securities.

Under the terms of the agreements, each swap is designed to function as a portfolio of direct investments in long and short equity positions. This means that the Fund has the ability to trade in and out of long and short positions within each swap and will receive all of the economic benefits and risks equivalent to direct investments in these positions such as: capital appreciation (depreciation), corporate actions and dividends received and paid, all of which are reflected in each swap value. Each swap value also includes interest charges and credits related to the notional values of the long and short positions and cash balances within each swap. These interest charges and credits are based on defined market rates plus or minus a specified spread and are referred to herein as “financing costs” and net dividends. Positions within each swap, accrued financing costs and net dividends are part of the periodic reset. During a reset, any unrealized gains (losses) on positions and accrued financing costs become available for cash settlement between the Fund and the swap counterparty are recorded under Receivables and or Payables, as Outstanding OTC swap contracts, at value on the Consolidated Statement of Assets and Liabilities and Net realized gain (loss) on transactions from swaps on the Consolidated Statement of Operations.

Each swap involves additional risk than if the Fund had invested in the underlying positions directly including; the risk that changes in the value of each swap may not correlate perfectly with the underlying long and short securities; counterparty risk related to the counterparty’s failure to perform under contract terms; liquidity risk related to the lack of a liquid market for each swap contract which may limit the ability of the Fund to close out its positions; and documentation risk relating to the disagreement over contract terms.

The value of each swap is derived from a combination of (i) the net value of the underlying positions, which are valued daily using the last sale price or closing prices on the principal exchange of which the underlying securities are traded; (ii) financing costs (iii) the value of dividends (iv) cash balances within the swap and/or other receivables payables) when the swap rests; and (v) other factors, as applicable. The Value of each swap is reflected on the Consolidated Statement of Assets and Liabilities, as Outstanding swap contracts, at value. Changes in the value of each swap are recognized as Change in net unrealized appreciation/depreciation of swaps on the Consolidated Statement of Operations.

The total return swaps are subject to master netting arrangements. The Fund may be required to post or receive collateral for total return swaps.

Total Return Index Swaps

The Six Circles Multi-Strategy Fund entered into total return index swaps to gain exposure to specific indices and manage portfolio risk. These instruments can provide the Fund with the ability to gain or reduce exposure to certain market segments without directly investing in underlying securities.

A total return index swap is a contract in which one party agrees to pay the other the total return of a specified index, including both capital gains and income, in exchange for periodic payments based on a fixed or floating interest rate.

(5) Summary of Derivatives Information

The following tables present the value of derivatives held as of December 31, 2025, by their primary underlying risk exposure and respective location on the Statements of Assets and Liabilities (amounts in thousands):

Six Circles Ultra Short Duration Fund

Derivative Contracts	Statements of Assets and Liabilities Location
Gross Assets:		Futures Contracts (a)	Forward Foreign Currency Exchange Contracts	Centrally Cleared Swaps (b)	Total
Interest rate contracts	Receivables, Net Assets — Unrealized Appreciation	$130	$–	$132	$262
Foreign exchange contracts	Receivables	–	55	–	55

Total		$130	$55	$132	$317

Gross Liabilities:
Interest rate contracts	Payables, Net Assets — Unrealized Depreciation	$(281)	$–	$–	$(281)
Foreign exchange contracts	Payables	–	(452)	–	(452)

Total		$(281)	$(452)	$–	$(733)

(a)

This amount represents the cumulative appreciation (depreciation) of futures contracts as reported on the SOIs. The Statements of Assets and Liabilities only reflect the current day variation margin receivable/payable from/to brokers.

(b)

This amount represents the value of centrally cleared swaps as reported on the SOIs. The Statements of Assets and Liabilities only reflect the current day variation margin receivable/payable from/to brokers.

696	SIX CIRCLES TRUST	DECEMBER 31, 2025

Six Circles Tax Aware Ultra Short Duration Fund

Derivative Contracts	Statements of Assets and Liabilities Location
Gross Assets:		Futures Contracts (a)	Forward Foreign Currency Exchange Contracts	Centrally Cleared Swaps (b)	Total
Interest rate contracts	Receivables, Net Assets — Unrealized Appreciation	$163	$–	$168	$331
Foreign exchange contracts	Receivables	–	9	–	9

Total		$163	$9	$168	$340

Gross Liabilities:
Interest rate contracts	Payables, Net Assets — Unrealized Depreciation	$(304)	$–	$–	$(304)
Foreign exchange contracts	Payables	–	(380)	–	(380)

Total		$(304)	$(380)	$–	$(684)

(a)

This amount represents the cumulative appreciation (depreciation) of futures contracts as reported on the SOIs. The Statements of Assets and Liabilities only reflect the current day variation margin receivable/payable from/to brokers.

(b)

This amount represents the value of centrally cleared swaps as reported on the SOIs. The Statements of Assets and Liabilities only reflect the current day variation margin receivable/payable from/to brokers.

Six Circles U.S. Unconstrained Equity Fund

Derivative Contracts	Statements of Assets and Liabilities Location
Gross Assets:		Futures Contracts (a)
Equity contracts	Receivables, Net Assets — Unrealized Appreciation	$172

Gross Liabilities:
Equity contracts	Payables, Net Assets — Unrealized Depreciation	$(144)

(a)

This amount represents the cumulative appreciation (depreciation) of futures contracts as reported on the SOIs. The Statements of Assets and Liabilities only reflect the current day variation margin receivable/payable from/to brokers.

Six Circles International Unconstrained Equity Fund

Derivative Contracts	Statements of Assets and Liabilities Location
Gross Assets:		Futures Contracts (a)	Forward Foreign Currency Exchange Contracts	Total
Equity contracts	Receivables, Net Assets — Unrealized Appreciation	$1,471	$—	$1,471
Foreign exchange contracts	Receivables	—	5,354	5,354

Total		$1,471	$5,354	$6,825

Gross Liabilities:
Equity contracts	Payables, Net Assets — Unrealized Depreciation
Foreign exchange contracts	Payables	$—	$(3,506)	$(3,506)

Total		$—	$(3,506)	$(3,506)

(a)

This amount represents the cumulative appreciation (depreciation) of futures contracts as reported on the SOIs. The Statements of Assets and Liabilities only reflect the current day variation margin receivable/payable from/to brokers.

DECEMBER 31, 2025	SIX CIRCLES TRUST	697

NOTES TO FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2025 (continued)

Six Circles Global Bond Fund

Derivative Contracts	Statements of Assets and Liabilities Location
Gross Assets:		Futures Contracts (a)	Forward Foreign Currency Exchange Contracts	Centrally Cleared Swaps (b)	OTC Swaps	OTC Options Written	Swaptions Purchased	Total
Interest rate contracts	Receivables, Net Assets — Unrealized Appreciation	$463	$—	$7,176	$55	$—	$6,076	$13,770
Foreign exchange contracts	Receivables	—	20,911	—	—	—	—	20,911

Total		$463	$20,911	$7,176	$55	$—	$6,076	$34,681

Gross Liabilities:
Interest rate contracts	Payables, Net Assets — Unrealized Depreciation	$(804)	$—	$(8,584)	$(73)	$(17)	$—	$(9,478)
Foreign exchange contracts	Payables	—	(145,162)	—	—	—	—	(145,162)

Total		$(804)	$(145,162)	$(8,584)	$(73)	$(17)	$—	$(154,640)

(a)

This amount represents the cumulative appreciation (depreciation) of futures contracts as reported on the SOIs. The Statements of Assets and Liabilities only reflect the current day variation margin receivable/payable from/to brokers.

(b)

This amount represents the value of centrally cleared swaps as reported on the SOIs. The Statements of Assets and Liabilities only reflect the current day variation margin receivable/payable from/to brokers.

Six Circles Credit Opportunities Fund

Derivative Contracts	Statements of Assets and Liabilities Location
Gross Assets:		Futures Contracts (a)	Forward Foreign Currency Exchange Contracts	Centrally Cleared Swaps (b)	OTC Swaps	Total
Credit contracts	Receivables	$—	$—	$7,044	$843	$7,887
Interest rate contracts	Receivables, Net Assets — Unrealized Appreciation	394	—	5,002	—	5,396
Foreign exchange contracts	Receivables	—	12,888	—	—	12,888

Total		$394	$12,888	$12,046	$843	$26,171

Gross Liabilities:
Credit contracts	Payables	$—	$—	$(4,010)	$(925)	$(4,935)
Interest rate contracts	Payables, Net Assets — Unrealized Depreciation	(1,117)	—	(5,137)	—	(6,254)
Foreign exchange contracts	Payables	—	(6,753)	—	—	(6,753)

Total		$(1,117)	$(6,753)	$(9,147)	$(925)	$(17,942)

(a)

This amount represents the cumulative appreciation (depreciation) of futures contracts as reported on the Consolidated SOIs. The Consolidated Statements of Assets and Liabilities only reflect the current day variation margin receivable/payable from/to brokers.

(b)

This amount represents the value of centrally cleared swaps as reported on the Consolidated SOIs. The Consolidated Statements of Assets and Liabilities only reflect the current day variation margin receivable/payable from/to brokers.

Six Circles Multi-Strategy Fund

Derivative Contracts	Statements of Assets and Liabilities Location
Gross Assets:		Futures Contracts (a)	Forward Foreign Currency Exchange Contracts	Centrally Cleared Swaps (b)	OTC Swaps	OTC Options Written	Swaptions Written	Swaptions Purchased	Total
Credit contracts	Receivables	$—	$—	$959	$—	$—	$—	$—	$959
Interest rate contracts	Receivables, Net Assets — Unrealized Appreciation	2,562	—	555	51	—	—	1,752	4,920
Equity contracts	Receivables, Net Assets — Unrealized Appreciation	10,588	—	—	3,170	—	—	—	13,758
Foreign exchange contracts	Receivables	—	38	—	—	—	—	—	38

Total		$13,150	$38	$1,514	$3,221	$—	$—	$1,752	$19,675

698	SIX CIRCLES TRUST	DECEMBER 31, 2025

Six Circles Multi-Strategy Fund (continued)

Derivative Contracts	Statements of Assets and Liabilities Location
		Futures Contracts (a)	Forward Foreign Currency Exchange Contracts	Centrally Cleared Swaps (b)	OTC Swaps	OTC Options Written	Swaptions Written	Swaptions Purchased	Total

Gross Liabilities:
Credit contracts	Payables	$—	$—	$(21)	$—	$—	$—	$—	$(21)
Interest rate contracts	Payables, Net Assets — Unrealized Depreciation	(826)	—	—	—	(7)	(51)	—	(884)
Equity contracts	Payables, Net Assets — Unrealized Depreciation	(3,771)	—	—	(1,916)	—	—	—	(5,687)
Foreign exchange contracts	Payables	—	(63)	—	—	—	—	—	(63)

Total		$(4,597)	$(63)	$(21)	$(1,916)	$(7)	$(51)	$—	$(6,655)

(a)

This amount represents the cumulative appreciation (depreciation) of futures contracts as reported on the Consolidated SOIs. The Consolidated Statements of Assets and Liabilities only reflect the current day variation margin receivable/payable from/to brokers.

(b)

This amount represents the value of centrally cleared swaps as reported on the Consolidated SOIs. The Consolidated Statements of Assets and Liabilities only reflect the current day variation margin receivable/payable from/to brokers.

The following tables present the Funds’ gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or posted by the Fund as of December 31, 2025 (amounts in thousands):

Six Circles Ultra Short Duration Fund

	Gross Amount of Derivative Assets Subject to Netting Arrangements Presented on the Statements of Assets and Liabilities (a)	Derivatives Available for offset	Collateral Received	Net Amount Due From Counterparty (Not less than zero)
Bank of America, NA	$4	$(4)	$—	$—
BNP Paribas	26	(26)	—	—
Citibank, NA	21	(5)	—	16
Morgan Stanley & Co.	4	(4)	—	—

	$55	$(39)	$—	16

	Gross Amount of Derivative Liabilities Subject to Netting Arrangements Presented on the Statements of Assets and Liabilities (a)	Derivatives Available for offset	Collateral Posted	Net Amount Due To Counterparty (Not less than zero)
Bank of America, NA	$200	$(4)	$(196)	$—
Barclays Bank plc	21	—	(21)	—
BNP Paribas	113	(26)	—	87
Citibank, NA	5	(5)	—	—
Morgan Stanley & Co.	66	(4)	—	62
UBS AG London	47	—	—	47

	$452	$(39)	$(217)	$196

(a)	For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities subject to master netting arrangements on the Statements of Assets and Liabilities.

DECEMBER 31, 2025	SIX CIRCLES TRUST	699

NOTES TO FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2025 (continued)

Six Circles Tax Aware Ultra Short Duration Fund

	Gross Amount of Derivative Assets Subject to Netting Arrangements Presented on the Statements of Assets and Liabilities (a)	Derivatives Available for offset	Collateral Received	Net Amount Due From Counterparty (Not less than zero)
Bank of America, NA	$4	$(4)	$—	$—
Morgan Stanley & Co.	5	(5)	—	—

	$9	$(9)	$—	$—

	Gross Amount of Derivative Liabilities Subject to Netting Arrangements Presented on the Statements of Assets and Liabilities (a)	Derivatives Available for offset	Collateral Posted	Net Amount Due To Counterparty (Not less than zero)
Bank of America, NA	$251	$(4)	$(245)	$2
Barclays Bank plc	23	—	(23)	—
Morgan Stanley & Co.	106	(5)	—	101

	$380	$(9)	$(268)	$103

(a)	For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities subject to master netting arrangements on the Statements of Assets and Liabilities.

Six Circles International Unconstrained Equity Fund

	Gross Amount of Derivative Liabilities Subject to Netting Arrangements Presented on the Statements of Assets and Liabilities (a)	Derivatives Available for offset	Collateral Received	Net Amount Due From Counterparty (Not less than zero)
Bank of America, NA	$667	$(667)	$—	$—
Goldman Sachs International	331	—	—	331
Morgan Stanley & Co.	4,326	(1,564)	—	2,762
UBS AG London	30	(30)	—	—

	$5,354	$(2,261)	$—	$3,093

	Gross Amount of Derivative Liabilities Subject to Netting Arrangements Presented on the Statements of Assets and Liabilities (a)		Derivatives Available for offset	Collateral Posted	Net Amount Due To Counterparty (Not less than zero)
Bank of America, NA	$1,591		$(667)	$—	$924
BNP Paribas	—	(b)	—	—	—	(b)
Citibank, NA	278		—	—	278
Morgan Stanley & Co.	1,564		(1,564)	—	—
UBS AG London	73		(30)	—	43

	$3,506		$(2,261)	$—	$1,245

(a)	For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities subject to master netting arrangements on the Statements of Assets and Liabilities.
(b)	Amount rounds to less than $500.

700	SIX CIRCLES TRUST	DECEMBER 31, 2025

Six Circles Global Bond Fund

	Gross Amount of Derivative Assets Subject to Netting Arrangements Presented on the Statements of Assets and Liabilities (a)	Derivatives Available for offset	Collateral Received	Net Amount Due From Counterparty (Not less than zero)
Bank of America, NA	$3,638	$(2,179)	$(358)	$1,101
Bank of New York Mellon	13,296	(8,146)	—	5,150
Barclays Bank plc	7	(7)	—	—
Citibank, NA	18	(18)	—	—
Deutsche Bank AG	3,054	(545)	—	2,509
Goldman Sachs International	4,957	(4,957)	—	—
HSBC Bank plc	1,049	(1,049)	—	—
Morgan Stanley & Co.	735	(735)	—	—
Standard Chartered Bank	135	(135)	—	—
Toronto-Dominion Bank (The)	78	—	—	78
UBS AG London	67	(67)	—	—
Westpac Banking Corp.	8	(8)	—	—

	$27,042	$(17,846)	$(358)	$8,838

	Gross Amount of Derivative Liabilities Subject to Netting Arrangements Presented on the Statements of Assets and Liabilities (a)	Derivatives Available for offset	Collateral Posted	Net Amount Due From Counterparty (Not less than zero)
Bank of America, NA	$2,179	$(2,179)	$—	$—
Bank of New York Mellon	8,146	(8,146)	—	—
Barclays Bank plc	3,884	(7)	(3,557)	320
BofA Securities, Inc.	11	—	—	11
Citibank, NA	6,364	(18)	(4,949)	1,397
Citigroup Global Markets, Inc.	6	—	—	6
Deutsche Bank AG	545	(545)	—	—
Goldman Sachs International	5,836	(4,957)	—	879
HSBC Bank plc	2,977	(1,049)	(1,907)	21
Morgan Stanley & Co.	25,970	(735)	(204)	25,031
Royal Bank of Canada	5,272	—	—	5,272
Standard Chartered Bank	23,658	(135)	—	23,523
UBS AG London	6,693	(67)	—	6,626
Westpac Banking Corp.	53,711	(8)	—	53,703

	$145,252	$(17,846)	$(10,617)	$116,789

(a)	For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities subject to master netting arrangements on the Statements of Assets and Liabilities.

DECEMBER 31, 2025	SIX CIRCLES TRUST	701

NOTES TO FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2025 (continued)

Six Circles Credit Opportunities Fund

	Gross Amount of Derivative Assets Subject to Netting Arrangements Presented on the Statements of Assets and Liabilities (a)	Derivatives Available for offset	Collateral Received	Net Amount Due From Counterparty (Not less than zero)
Bank of America, NA	$272	$(272)	$—	$—
Barclays Bank plc	729	(729)	—	—
BNP Paribas	53	(2)	(50)	1
Brown Brothers Harriman & Co.	29	(29)	—	—
Citibank, NA	12,419	(1,375)	—	11,044
Goldman Sachs International	7	(7)	—	—
Morgan Stanley & Co.	517	(453)	(60)	4

	$14,026	$(2,867)	$(110)	$11,049

	Gross Amount of Derivative Liabilities Subject to Netting Arrangements Presented on the Statements of Assets and Liabilities (a)	Derivatives Available for offset	Collateral Posted	Net Amount Due From Counterparty (Not less than zero)
Bank of America, NA	$556	$(272)	$(284)	$—
Barclays Bank plc	1,899	(729)	(1,170)	—
BNP Paribas	2	(2)	—	—
Brown Brothers Harriman & Co.	2,781	(29)	—	2,752
Citibank, NA	1,375	(1,375)	—	—
Goldman Sachs International	7	(7)	—	—
Morgan Stanley & Co.	453	(453)	—	—

	$7,073	$(2,867)	$(1,454)	$2,752

(a)	For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities subject to master netting arrangements on the Statements of Assets and Liabilities.

Six Circles Multi-Strategy Fund

	Gross Amount of Derivative Assets Subject to Netting Arrangements Presented on the Statements of Assets and Liabilities (a)	Derivatives Available for offset	Collateral Received	Net Amount Due From Counterparty (Not less than zero)
Bank of America, NA	$1,749	$(51)	$—	$1,698
Barclays Bank plc	238	166	(72)	—
BNP Paribas	649	(18)	(631)	—
Brown Brothers Harriman & Co.	38	(31)	—	7
Goldman Sachs International	418	(172)	(60)	186
Morgan Stanley & Co.	159	(159)	—	—
Societe Generale SA	444	(380)	—	64
UBS AG London	838	(199)	—	639
Wells Fargo Bank, NA	3	—	—	3

	$4,536	$(1,176)	$(763)	$2,597

702	SIX CIRCLES TRUST	DECEMBER 31, 2025

Six Circles Multi-Strategy Fund (continued)

	Gross Amount of Derivative Liabilities Subject to Netting Arrangements Presented on the Statements of Assets and Liabilities (a)	Derivatives Available for offset	Collateral Posted	Net Amount Due From Counterparty (Not less than zero)
Bank of America, NA	$51	$(51)	$—	$—
Barclays Bank plc	166	(166)	—	—
BNP Paribas	18	(18)	—	—
Bofa Securities, Inc.	7	—	—	7
Brown Brothers Harriman & Co.	31	(31)	—	—
Goldman Sachs International	172	(172)	—	—
Morgan Stanley & Co.	249	(159)	—	90
Societe Generale SA	380	(380)	—	—
UBS AG London	199	(199)	—	—

	$1,273	$(1,176)	$—	$97

(a)	For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities subject to master netting arrangements on the Statements of Assets and Liabilities.

The following tables present the effect of derivatives on the Statements of Operations for the year ended December 31, 2025, by primary underlying risk exposure (amounts in thousands):

Six Circles Ultra Short Duration Fund

Amount of Realized Gain (Loss) on Derivatives Recognized on the Statements of Operations
Derivative Contracts	Futures Contracts	Forward Foreign Currency Exchange Contracts	Swaps	Total
Credit contracts	$—	$—	$1	$1
Interest rate contracts	27	—	(1,264)	(1,237)
Foreign exchange contracts	—	(3,366)	—	(3,366)

Total	$27	$(3,366)	$(1,263)	$(4,602)

Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized on the Statements of Operations
Derivative Contracts	Futures Contracts	Forward Foreign Currency Exchange Contracts	Swaps	Total
Credit contracts	$—	$—	$1	$1
Interest rate contracts	76	—	(13)	63
Foreign exchange contracts	—	(2,317)	—	(2,317)

Total	$76	$(2,317)	$(12)	$(2,253)

Six Circles Tax Aware Ultra Short Duration Fund

Amount of Realized Gain (Loss) on Derivatives Recognized on the Statements of Operations
Derivative Contracts	Futures Contracts	Forward Foreign Currency Exchange Contracts	Swaps	Total
Credit contracts	$—	$—	$2	$2
Interest rate contracts	1,325	—	(1,630)	(305)
Foreign exchange contracts	—	(348)	—	(348)

Total	$1,325	$(348)	$(1,628)	$(651)

DECEMBER 31, 2025	SIX CIRCLES TRUST	703

NOTES TO FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2025 (continued)

Six Circles Tax Aware Ultra Short Duration Fund (continued)

Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized on the Statements of Operations
Derivative Contracts	Futures Contracts	Forward Foreign Currency Exchange Contracts	Swaps	Total
Credit contracts	$—	$—	$2	$2
Interest rate contracts	361	—	(1)	360
Foreign exchange contracts	—	(1,169)	—	(1,169)

Total	$361	$(1,169)	$1	$(807)

Six Circles U.S. Unconstrained Equity Fund

Amount of Realized Gain (Loss) on Derivatives Recognized on the Statements of Operations
Derivative Contracts	Futures Contracts
Equity contracts	$915

Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized on the Statements of Operations
Derivative Contracts	Futures Contracts
Equity contracts	$1,766

Six Circles International Unconstrained Equity Fund

Amount of Realized Gain (Loss) on Derivatives Recognized on the Statements of Operations
Derivative Contracts	Futures Contracts	Forward Foreign Currency Exchange Contracts	Total
Equity contracts	$23,118	$—	$23,118
Foreign exchange contracts	—	(622)	(622)

Total	$23,118	$(622)	$22,496

Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized on the Statements of Operations
Derivative Contracts	Futures Contracts	Forward Foreign Currency Exchange Contracts	Total
Equity contracts	$2,368	$—	$2,368
Foreign exchange contracts	—	1,848	1,848

Total	$2,368	$1,848	$4,216

Six Circles Global Bond Fund

Amount of Realized Gain (Loss) on Derivatives Recognized on the Statements of Operations
Derivative Contracts	Futures Contracts	Forward Foreign Currency Exchange Contracts	Swaps	Options written	Options purchased	Swaptions written	Swaptions purchased	Total
Credit contracts	$—	$—	$2	$—	$—	$—	$—	$2
Interest rate contracts	(3,189)	—	(868)	429	(132)	765	(927)	(3,922)
Foreign exchange contracts	—	(374,138)	—	—	—	—	—	(374,138)

Total	$(3,189)	$(374,138)	$(866)	$429	$(132)	$765	$(927)	$(378,058)

Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized on the Statements of Operations
Derivative Contracts	Futures Contracts	Forward Foreign Currency Exchange Contracts	Swaps	Options written	Swaptions purchased	Total
Credit contracts	$—	$—	$(2)	$—	$—	$(2)
Interest rate contracts	(234)	—	(1,836)	162	(4,312)	(6,220)
Foreign exchange contracts	—	(323,398)	—	—	—	(323,398)

Total	$(234)	$(323,398)	$(1,838)	$162	$(4,312)	$(329,620)

704	SIX CIRCLES TRUST	DECEMBER 31, 2025

Six Circles Credit Opportunities Fund

Amount of Realized Gain (Loss) on Derivatives Recognized on the Consolidated Statements of Operations
Derivative Contracts	Futures Contracts	Forward Foreign Currency Exchange Contracts	Swaps	Total
Credit contracts	$—	$—	$8,357	$8,357
Interest rate contracts	687	—	834	1,521
Foreign exchange contracts	—	(112,232)	—	(112,232)

Total	$687	$(112,232)	$9,191	$(102,354)

Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized on the Consolidated Statements of Operations
Derivative Contracts	Futures Contracts	Forward Foreign Currency Exchange Contracts	Swaps	Total
Credit contracts	$—	$—	$2,152	$2,152
Interest rate contracts	2,456	—	2,145	4,601
Foreign exchange contracts	—	(102,851)	—	(102,851)

Total	$2,456	$(102,851)	$4,297	$(96,098)

Six Circles Multi-Strategy Fund Amount of Realized Gain (Loss) on Derivatives Recognized on the Consolidated Statements of Operations
Derivative Contracts	Futures Contracts	Forward Foreign Currency Exchange Contracts	Swaps	Options Written	Options Purchased	Swaptions Written	Swaptions Purchased	Total
Credit contracts	$—	$—	$(1,273)	$—	$—	$—	$—	$(1,273)
Equity contracts	—	—	4,319	—	—	—	—	4,319
Interest rate contracts	10,344	—	9	264	(151)	502	(500)	10,468
Foreign exchange contracts	—	(626)	—	—	—	—	—	(626)

Total	$10,344	$(626)	$3,055	$264	$(151)	$502	$(500)	$12,888

Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized on the Consolidated Statements of Operations
Derivative Contracts	Futures Contracts	Forward Foreign Currency Exchange Contracts	Swaps	Options Written	Swaptions Written	Swaptions Purchased	Total
Credit contracts	$—	$—	$60	$—	$—	$—	$60
Equity contracts	3,601	—	1,254	—	—	—	4,855
Interest rate contracts	(81)	—	480	(18)	59	(1,605)	(1,165)
Foreign exchange contracts	—	(192)	—	—	—	—	(192)

Total	$3,520	$(192)	$1,794	$(18)	$59	$(1,605)	$3,558

Derivatives Volume

The table below discloses the volume of the Funds’ options, futures contracts, forward foreign currency exchange contracts and swaps activity during the year ended December 31, 2025 (amounts in thousands, except number of contracts). Please refer to the tables in the Summary of Derivative Information for derivative-related gains and losses associated with volume activity (amounts in thousands).

	Six Circles Ultra Short Duration Fund	Six Circles Tax Aware Ultra Short Duration Fund	Six Circles U.S. Unconstrained Equity Fund	Six Circles International Unconstrained Equity Fund		Six Circles Global Bond Fund	Six Circles Credit Opportunities Fund	Six Circles Multi-Strategy Fund
Futures Contracts:
Average Notional Amount Long	$157,787	$196,574	$67,248	$129,742		$140,184	$634,666	$1,072,156
Average Notional Amount Short	146,624	43,058	—	—		239,105	48,474	732,437
Forward Foreign Currency Exchange:
Average Principal Amount Purchased	7,085	7,336		407,891	(a)	4,936,268	646,124	5,946
Average Principal Amount Sold	73,622	27,464	—	404,784	(a)	15,686,913	2,708,800	16,934

DECEMBER 31, 2025	SIX CIRCLES TRUST	705

NOTES TO FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2025 (continued)

Derivatives Volume (continued)

	Six Circles Ultra Short Duration Fund		Six Circles Tax Aware Ultra Short Duration Fund		Six Circles U.S. Unconstrained Equity Fund	Six Circles International Unconstrained Equity Fund	Six Circles Global Bond Fund		Six Circles Credit Opportunities Fund	Six Circles Multi-Strategy Fund
Credit Default Swaps:
Average Notional Amount — Buy Protection	$—		$—		$—	$—	$5,223	(b)	$35,020	$—
Average Notional Amount — Sell Protection	650	(a)	1,200	(a)	—	—	—		331,865	29,986	(c)
Interest Rate Swaps:
Average Notional Amount	65,722		83,510		—	—	410,803		367,017	18,892
Total Return Swaps:
Average Notional Amount	—		—		—	—	—		—	3,785
Over the Counter Options:
Average Number of Contracts Written	—		—		—	—	21,275	(d)	—	11,045	(e)
Average Number of Contracts Purchased	—		—		—	—	18,444	(f)	—	91,790	(e)
Over the Counter Swaptions:
Average Number of Contracts Written	—		—		—	—	42,700	(d)	—	29,092
Average Number of Contracts Purchased	—		—		—	—	219,716		—	248,925

(a)	Positions were open for 5 months during the period.
(b)	Positions were open for 2 months during the period.
(c)	Positions were open for 4 months during the period.
(d)	Positions were open for 11 months during the period.
(e)	Positions were open for 10 months during the period.
(f)	Positions were open for 9 months during the period.

G. Foreign Currency Translation — The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the prevailing exchange rates of such currencies against the U.S. dollar. The market value of investment securities and other assets and liabilities are translated at the exchange rate as of the valuation date. Purchases and sales of investment securities, income and expenses are translated at the exchange rate prevailing on the respective dates of such transactions.

The Funds do not isolate the effect of changes in foreign exchange rates from changes in market prices on securities held. Accordingly, such changes are included within the Change in net unrealized appreciation/depreciation on investments on the Statements of Operations.

Reported realized foreign currency gains and losses arise from the disposition of foreign currency. Currency gains or losses may be realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on each Fund’s books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. These reported realized foreign currency gains and losses are included in Net realized gain (loss) on foreign currency transactions on the Statements of Operations. Unrealized foreign currency gains and losses arise from changes (due to changes in exchange rates) in the value of foreign currency and other assets and liabilities denominated in foreign currencies, which are held at period end and are included in Change in net unrealized appreciation/depreciation on foreign currency translations on the Statements of Operations.

H. Short Sales — The Funds may engage in short sales as part of their normal investment activities. In a short sale, the Funds sell securities they do not own in anticipation of a decline in the market value of those securities. In order to deliver securities to the purchaser, the Funds borrow securities from a broker. To close out a short position, the Funds deliver the same securities to the broker.

The Funds are required to pledge cash or securities to the broker as collateral for the securities sold short. Collateral requirements are calculated daily based on the current market value of the short positions. Cash collateral deposited with the custodian is recorded as Restricted cash on the Statements of Assets and Liabilities. Securities segregated as collateral are denoted on the SOIs. The Funds may receive or pay the net of the following amounts: (i) a portion of the income from the investment of cash collateral; (ii) the broker’s fee on the borrowed securities (calculated daily based upon the market value of each borrowed security and a variable rate that is dependent on availability of the security); and (iii) a financing charge for the difference between the market value of the short position and cash collateral deposited with the broker. The net income or fee is reported as Interest income or Interest expense, respectively, on securities sold short on the Statements of Operations. The Funds are obligated to pay the broker dividends declared on short positions when a position is open on the record date. Dividends on short positions are reported on ex-dividend date on the Statements of Operations as Dividend expense on securities sold short.

Liabilities for securities sold short are reported at market value on the Statements of Assets and Liabilities and the change in market value is recorded as Change in net unrealized appreciation (depreciation) on the Statements of Operations. Short sale transactions may result in unlimited losses as the security’s price increases and the short position loses value. There is no upward limit on the price a borrowed security could attain. The

706	SIX CIRCLES TRUST	DECEMBER 31, 2025

Funds are also subject to risk of loss if the broker were to fail to perform its obligations under the contractual terms. The Funds will record a realized loss if the price of the borrowed security increases between the date of the short sale and the date on which the Funds replace the borrowed security. The Funds will record a realized gain if the price of the borrowed security declines between those dates.

I. Security Transactions, Investment Income and Expense Allocation — Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on an identified cost basis for financial reporting and federal income tax purposes. Interest income is determined on the basis of coupon interest accrued using the effective interest method which adjusts for amortization of premiums and accretion of discounts. Dividend income, net of foreign taxes withheld, if any, is recorded on the ex-dividend date or when a Fund first learns of the dividend. Non-cash dividends, if any, are recorded on the ex-dividend date or corporate action date at fair value. Six Circles Credit Opportunities Fund may receive income from investments in loan assignments and/or unfunded commitments, including amendment fees, consent fees and commitment fees. These fees are recorded as income when received by the Fund. These amounts are included in Interest income on the Statements of Operations.

Distributions received from certain investments held by the Funds may be comprised of dividends, realized gains and returns of capital. The Funds originally estimate the expected classification of such payments. The amounts may subsequently be reclassified upon receipt of information from the issuer.

The Funds are charged for those expenses of the Trust that are directly attributable to each Fund. Expenses that are not directly attributable to a Fund are typically allocated among the Funds in proportion to their respective net assets.

J. Repurchase Agreements — The Funds may invest in repurchase agreements, which are short term investments whereby the Funds acquire ownership of a debt security and the seller agrees to repurchase the security at a future date at a specified price. When entering into repurchase agreements, it is the Funds’ policy that their custodian take possession of the underlying collateral securities, the market value of which, at all times, shall equal at least 100% of the principal amount of the repurchase transaction. The repurchase agreements further authorize the Funds to demand additional collateral in the event that the dollar value of the collateral falls below 100%. The Funds will make payments for such securities only upon physical delivery or upon evidence of book entry transfer to the account of the custodian.

Repurchase Agreements outstanding at period end, if any, are listed after each Fund’s SOI.

The Funds’ repurchase agreements are not subject to master netting arrangements.

K. Reverse Repurchase Agreements — In a reverse repurchase agreement, a Fund delivers a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed upon price and date. In an open maturity reverse repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by a Fund or counterparty at any time. A Fund is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by a Fund to counterparties are reflected as a liability on the Statements of Assets and Liabilities. Interest payments made by a Fund to counterparties are recorded as a component of interest expense on the Statements of Operations. A Fund will segregate assets determined to be liquid by the Adviser or will otherwise cover its obligations under reverse repurchase agreements.

Reverse repurchase agreements outstanding at period end, if any, are listed after each Fund’s SOI.

The Six Circles Global Bond Fund and Six Circles Multi-Strategy Fund had an average amount of borrowings outstanding during the period ended December 31, 2025 of $110,450,968 at a weighted average interest rate of 4.399% and $22,409,383 at a weighted average interest rate of 4.226%, accordingly.

L. Segment Reporting — The Chief Operating Decision Maker (CODM) is identified as the Fund management team, which comprises the Chief Investment Officer team, the named portfolio managers of the Adviser, and the officers of the Trust, including the Principal Executive Officer and the Principal Financial Officer. Each Fund is considered an operating segment, and its performance and operating results are reviewed daily to make informed decisions regarding performance. The CODM utilizes performance indicators such as profit, loss, income, expenses, and performance returns. These operating measures are reflected in the financial reporting, including, but not limited to, the Statement of Assets and Liabilities, the Statement of Operations, and the Financial Highlights. These reports are among the many inputs used by the CODM to assess performance and make strategic decisions.

M. Federal Income Tax — Each Fund is treated as a separate taxable entity for Federal income tax purposes. Each Fund’s policy is to comply with the provisions of Subchapter M of the Code applicable to regulated investment companies. Each Fund intends to distribute to shareholders, substantially all of its distributable net investment income and net realized capital gains on investments. Accordingly, no provision for Federal income tax is necessary.

The Funds follow the provisions of FASB Codification Section 740 (“ASC Section 740”) “Accounting for Uncertainty in Income Taxes” which clarifies the accounting for uncertainty in tax positions taken or expected to be taken on a tax return. ASC Section 740 sets forth a threshold for financial statement recognition, measurement and disclosure of tax positions taken or expected to be taken on a tax return. The Funds are required to recognize the tax effects of certain tax positions under a “more likely than not” standard, that based on their technical merits, have more than 50 percent likelihood of being sustained upon examination. Management has analyzed the tax positions taken on the Funds’ federal income tax

DECEMBER 31, 2025	SIX CIRCLES TRUST	707

NOTES TO FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2025 (continued)

returns for all open years, and has concluded that no provision for federal income tax is required in the Funds’ financial statements. At December 31, 2025 the Funds did not have any uncertain tax benefits that require recognition, de-recognition or disclosure. Each Fund’s Federal tax returns for the prior three fiscal years, or since inception if shorter, remain subject to examination by the Internal Revenue Service.

During the reporting period, the Funds adopted the Financial Accounting Standards Board (FASB) Accounting Standards Update 2023-09-Income Taxes (Topic 740): Improvements to Income Tax Disclosures. The adoption of this new standard impacted financial statement disclosures only and did not affect the Funds’ financial positions or results of their operations. The Funds did not pay any federal or state and local income taxes. There were no significant amounts of income taxes paid in foreign jurisdictions by the Funds during the reporting period ended December 31, 2025.

N. Foreign Tax — The Funds may be subject to foreign taxes on income, gains on investments or currency purchases/repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests. When capital gain tax is determined to apply, the Funds record an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the valuation date.

O. Distributions to Shareholders — Distributions to shareholders are recorded on the ex-dividend date. Distributions from net investment income and net realized capital gains are generally declared and paid according to the following schedule:

Fund Name	Net Investment Income	Net Realized Capital Gains
Six Circles Ultra Short Duration Fund	Monthly	Annual
Six Circles Tax Aware Ultra Short Duration Fund	Monthly	Annual
Six Circles U.S. Unconstrained Equity Fund	Annual	Annual
Six Circles International Unconstrained Equity Fund	Annual	Annual
Six Circles Global Bond Fund	Monthly	Annual
Six Circles Tax Aware Bond Fund	Monthly	Annual
Six Circles Credit Opportunities Fund	Monthly	Annual
Six Circles Multi-Strategy Fund	Monthly	Annual

Income and capital gain distributions will be determined in accordance with federal income tax regulations which may differ from GAAP. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character.

Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gain (loss) reported on the Fund financial statements presented under GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the Statement of Changes in Net Assets and have been recorded to paid-in capital.

P. Sale-buyback Transactions — A sale-buyback financing transaction consists of a sale of a security by a Fund to a counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. A Fund is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. The agreed-upon proceeds for securities to be repurchased by a Fund are reflected in the payable for investments purchased on the Statements of Assets and Liabilities. A Fund will recognize net income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the ‘price drop’. A price drop consists of (i) the foregone interest and inflationary income adjustments, if any, a Fund would have otherwise received had the security not been sold and (ii) the negotiated financing terms between a Fund and counterparty. In periods of increased demand for the security, a Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. A Fund will segregate assets determined to be liquid by the Sub-adviser or will otherwise cover its obligations under sale-buyback transactions. Sale-buyback transactions are governed by Master Securities Forward Transaction Agreements (“Master Forward Agreements”), which are agreements between a Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, transaction initiation and confirmation, payment and transfer, events of default, termination and maintenance of collateral. The market value of sale-buyback transactions as of period end, if any, is disclosed in a Fund’s Schedule of Investments.

The Six Circles Multi-Strategy Fund had an average amount of borrowings outstanding during the year ended December 31, 2025 of $166,936 at a weighted average interest rate of 4.129%.

3. Fees and Other Transactions with Affiliates

A. Investment Advisory Fees — The Adviser serves as the Funds’ investment adviser pursuant to an investment advisory agreement (the “Investment Advisory Agreement”). Under the terms of the Investment Advisory Agreement, the Adviser generally manages the Funds’ investments in accordance with the stated policies of each Fund, subject to the supervision of the Board. For the services provided to the Funds, the Adviser is entitled to a fee, accrued daily and paid monthly, at the annual rate of 0.25% of the average daily net assets of each Fund except the Six Circles Credit Opportunities Fund and the Six Circles Multi-Strategy Fund. The fee for the Six Circles Credit Opportunities Fund is 0.75% of the average daily net assets and 1.25% of the average daily net assets for the Six Circles Multi-Strategy Fund.

708	SIX CIRCLES TRUST	DECEMBER 31, 2025

The Adviser selects and oversees professional money managers (the “Sub-Advisers”) who are responsible for investing the assets of the Funds under sub-advisory agreements (the “Sub-Advisory Agreements”). Pursuant to each respective Sub-Advisory Agreement, the Adviser agrees to pay each Sub-Adviser a sub-advisory fee from its investment advisory fees. BlackRock Investment Management, LLC (“BlackRock”), Royal Bank of Canada Global Asset Management (UK) (“RBC GAM (UK)”), Insight North America LLC (“Insight”), Capital International, Inc. (“Capital Group”), Goldman Sachs Asset Management, L.P. (“Goldman”), Muzinich & Co. (“Muzinich”), Nuveen Asset Management, LLC (“Nuveen”) , Pacific Investment Management Company LLC (“PIMCO”), PGIM, Inc. (“PGIM”), Allspring Global Investments, LLC (“Allspring”), Lord Abbett & Co. LLC (“Lord Abbett”) AHL Partners LLP (“AHL”), T. Rowe Price Associates Inc. (“T. Rowe Price”) Dynamic Beta Investments LLC (“DBi”), Mellon Investments Corporation (“Mellon”) and Capital Fund Management S.A. (“CFM”) currently serve as the Sub-Advisers to the Funds. The Sub-Advisers are paid a management fee by the Adviser pursuant to their individually negotiated Sub-Advisory Agreements.

On October 5, 2018, the Adviser entered into an agreement to allow Russell Investments Implementation Services, LLC (“Russell”) to provide stand-by interim sub-advisory services, as well as transition management services, for each Fund, to be utilized as needed in certain transitional circumstances involving a Fund Sub-Adviser. Russell is paid a minimum per fund annual flat fee and/or a monthly fee equal to a percentage of daily net assets to the extent assets are allocated to Russell as interim Sub-Adviser. During the reporting period, the Funds have not allocated assets to Russell.

The Adviser waived Investment Advisory fees and/or reimbursed expenses as outlined in Note 3F and reflected on the Statement of Operations.

B. Administration and Accounting Fees — Pursuant to an Administrative Agency Agreement, Brown Brothers Harriman & Co. (the “Administrator”) provides certain administration and fund accounting services to the Funds.

C. Distribution Fees — Pursuant to a Distribution Agreement, Foreside Fund Services, LLC (the “Distributor”), will serve as the Funds’ principal underwriter and acts as the agent of the Funds in connection with the continuous offering of shares of each Fund. The Distributor and its officers have no role in determining the investment policies or which securities are to be purchased or sold by the Funds. The Distributor does not receive compensation from the Funds, but instead is compensated by the Adviser for certain distribution-related expenses.

D. Custodian — Pursuant to a Custodian Agreement, Brown Brothers Harriman & Co. serves as the custodian (the “Custodian”) for each of the Funds and is responsible for holding portfolio securities and cash and maintaining the books of account and records of portfolio transactions.

E. Transfer Agent — Pursuant to a Transfer Agency and Service Agreement, DST Asset Manager Solutions, Inc. (the “Transfer Agent”) serves as each Fund’s transfer and dividend disbursing agent. The Transfer Agent is responsible for maintaining account records, detailing the ownership of Fund shares and for crediting income, capital gains and other changes in share ownership to shareholder accounts.

F. Waivers and Reimbursements — The Adviser has contractually agreed through at least April 30, 2026, to waive any management fees that exceed the aggregate management fees the Adviser is contractually required to pay each Fund’s Sub-Advisers. Thereafter, this waiver will continue for subsequent one year terms unless terminated in accordance with its terms. Such waivers are not subject to reimbursement by the Funds. The Adviser has also contractually agreed through at least April 30, 2026 to reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses, if any, dividend and interest expenses related to short sales, brokerage fees, interest on borrowings, taxes, expenses related to litigation and potential litigation, and extraordinary expenses) exceed the following percentages of the average daily net assets of each Fund (the “Expense Cap”):

Fund Name	Expense Cap
Six Circles Ultra Short Duration Fund	0.40%
Six Circles Tax Aware Ultra Short Duration Fund	0.40%
Six Circles U.S. Unconstrained Equity Fund	0.45%
Six Circles International Unconstrained Equity Fund	0.50%
Six Circles Global Bond Fund	0.40%
Six Circles Tax Aware Bond Fund	0.40%
Six Circles Credit Opportunities Fund	0.95%
Six Circles Multi-Strategy Fund	1.45%

An expense reimbursement by a Fund’s Adviser is subject to repayment by the Fund only to the extent it can be made within thirty-six months following the date of such reimbursement by the Adviser. Repayment must be limited to amounts that would not cause a Fund’s operating expenses (taking into account any reimbursements or waiver by the Adviser and repayments by the Fund) to exceed the Expense Cap in effect at the time of the reimbursement by the Adviser or at the time of repayment by the Fund. This expense reimbursement is in effect through April 30, 2026, at which time the Adviser and/or its affiliates will determine whether to renew or revise it.

For the year ended December 31, 2025, there were no amounts reimbursed by the Adviser, nor were there amounts available for potential future recoupment by the Adviser.

DECEMBER 31, 2025	SIX CIRCLES TRUST	709

NOTES TO FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2025 (continued)

G. Cross Trades — The Funds may participate in purchase and sale transactions with other Six Circles Funds. These cross trades are executed in accordance with procedures adopted by the Trust’s Board and comply with Rule 17a-7 of the 1940 Act, which require, among other things, that such cross trades be effected at the independent current market price of the security. During the year ended December 31, 2025 the aggregate value of purchases and sale cross trades with other Six Circles Funds were as follows (amounts in thousands):

Fund Name	Purchases	Sales	Realized gain/loss
Six Circles U.S. Unconstrained Equity Fund	$8,623	$4,015	$898
Six Circles International Unconstrained Equity Fund	5,742	9,787	(237)

4. Investment Transactions

During the year ended December 31, 2025 purchases and sales of investments (excluding short-term investments) were as follows (amounts in thousands):

	Purchases (excluding U.S. Government)	Sales (excluding U.S. Government)	Purchases of U.S. Government	Sales of U.S. Government
Six Circles Ultra Short Duration Fund	$340,305	$177,800	$117,215	$149,303
Six Circles Tax Aware Ultra Short Duration Fund	626,472	326,175	77,559	76,094
Six Circles U.S. Unconstrained Equity Fund	19,246,353	17,201,486	—	—
Six Circles International Unconstrained Equity Fund	8,374,239	8,313,579	—	—
Six Circles Global Bond Fund	6,759,028	6,219,569	19,253,130	17,720,323
Six Circles Tax Aware Bond Fund	5,803,627	2,194,327	—	45
Six Circles Credit Opportunities Fund	4,913,517	7,721,415	215,955	267,123
Six Circles Multi-Strategy Fund	630,222	258,703	6,572,732	6,301,866

5. Risks, Concentrations and Indemnifications

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown. The amount of exposure would depend on future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

Since Six Circles U.S. Unconstrained Equity Fund, Six Circles International Unconstrained Equity Fund, Six Circles Global Bond Fund, and Six Circles Multi-Strategy Fund are non-diversified, they may invest a greater percentage of their assets in a particular issuer or group of issuers than a diversified fund would. This increased investment in fewer issuers may result in Funds’ shares being more sensitive to economic results among those issuing the securities.

The Six Circles Ultra Short Duration Fund, Six Circles Tax Aware Ultra Short Duration Fund, Six Circles International Unconstrained Equity Fund, Six Circles Global Bond Fund and Six Circles Credit Opportunities Fund invest in foreign issuers and foreign securities (including depositary receipts) which are subject to additional risks, including political and economic risks, unstable governments, civil conflicts and war, greater volatility, decreased market liquidity, expropriation and nationalization risks, sanctions or other measures by the United States or other governments, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, and less stringent investor protection and disclosure standards of foreign markets. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. If foreign securities are denominated and traded in a foreign currency, the value of a Fund’s foreign holdings can be affected by currency exchange rates and exchange control regulations. In certain markets where securities and other instruments are not traded “delivery versus payment,” a Fund may not receive timely payment for securities or other instruments it has delivered or receive delivery of securities paid for and may be subject to increased risk that the counterparty will fail to make payments or delivery when due or default completely. Foreign market trading hours, clearance and settlement procedures, and holiday schedules may limit a Fund’s ability to buy and sell securities.

Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile. These risks are magnified in countries in “emerging markets.” Emerging market countries typically have less-established economies than developed countries and may face greater social, economic, regulatory and political uncertainties. In addition, emerging markets typically present greater illiquidity and price volatility concerns due to smaller or limited local capital markets and greater difficulty in determining market valuations of securities due to limited public information on issuers. Additionally, investors may have substantial difficulties bringing legal actions to enforce or protect investors’ rights, which can increase the risks of loss.

Certain emerging market countries may be subject to less stringent requirements regarding accounting, auditing, financial reporting and record keeping and therefore, material information related to an investment may not be available or reliable. In addition, a Fund is limited in its ability to exercise its legal rights or enforce a counterparty’s legal obligations in certain jurisdictions outside of the United States, in particular, in emerging markets countries.

710	SIX CIRCLES TRUST	DECEMBER 31, 2025

The Six Circles International Unconstrained Equity Fund, Six Circles Global Bond Fund and Six Circles Credit Opportunities Fund invest a portion of their assets in the Asia Pacific region. The economies in the Asia Pacific region are in all stages of economic development and may be intertwined. The small size of securities markets and the low trading volume in some countries in the Asia Pacific Region may lead to a lack of liquidity. Also, some Asia Pacific economies and financial markets have been extremely volatile in recent years. Many of the countries in the region are developing, both politically and economically. They may have relatively unstable governments and economies based on only a few commodities or industries. The share prices of companies in the region tend to be volatile and there is a significant possibility of loss. Also, some companies in the region may have less established product markets or a small management group and they may be more vulnerable to political or economic conditions, like nationalization. In addition, some countries have restricted the flow of money in and out of the country.

Certain of the currencies in the Asia Pacific region have experienced extreme volatility relative to the U.S. dollar. For example, Thailand, Indonesia, the Philippines and South Korea have had currency crises and have sought help from the International Monetary Fund. Holding securities in currencies that are devalued (or in companies whose revenues are substantially in currencies that are devalued) will likely decrease the value of a Fund’s holdings.

The trading volume on some Asia Pacific region stock exchanges is much lower than in the United States, and Asia Pacific region securities of some companies are less liquid and more volatile than similar U.S. securities. In addition, brokerage commissions on regional stock exchanges are fixed and are generally higher than the negotiated commissions in the United States. The imposition of tariffs or other trade barriers, or a downturn in the economy of a significant trading partner could adversely impact Asia Pacific companies. If a Fund concentrates in the Asia Pacific region, such Fund’s performance may be more volatile than that of a fund that invests globally. If Asia Pacific securities fall out of favor, it may cause a fund that concentrates in the Asia Pacific region to underperform funds that do not concentrate in the Asia Pacific region.

The Six Circles International Unconstrained Equity Fund performance may be affected by political, social and economic conditions in the various countries in which it invests in Europe and in Europe more generally, such as growth of the economic output (the gross national product), the rate of inflation, the rate at which capital is reinvested into European economies, the success of governmental actions to reduce budget deficits, the resource self sufficiency of European countries and interest and monetary exchange rates between European countries. European financial markets may experience volatility due to concerns about high government debt levels, credit rating downgrades, rising unemployment, the future of the euro as a common currency, possible restructuring of government debt and other government measures responding to those concerns, and fiscal and monetary controls imposed on member countries of the European Union.

The Six Circles International Unconstrained Equity Fund and Six Circles Credit Opportunities Fund may have investments in Mainland China, Hong Kong and Taiwan that are subject to significant legal, regulatory, monetary and economic risks, as well as the potential for regional and global conflicts, including actions that are contrary to the interests of the U.S.

As of December 31, 2025, the Six Circles International Unconstrained Equity Fund had non-U.S. country allocations representing greater than 10% of Net Assets allocated as follows:

France	Germany	Switzerland	United Kingdom
12.5%	16.8%	12.5%	19.9%

As of December 31, 2025, the Six Circles Global Bond Fund had non-U.S. country allocations representing greater than 10% of Net Assets allocated as follows:

China	Japan
13.7%	11.1%

As of December 31, 2025 a significant portion of the Six Circles International Unconstrained Equity and Six Circles Global Bond Funds’ net assets consisted of securities that were denominated in foreign currencies. Changes in foreign currency exchange rates will affect the value of a Fund’s securities and the price of a Fund’s shares. Generally, when the value of the U.S. dollar rises relative to a foreign currency, an investment impacted by that currency loses value because that currency is worth less in U.S. dollars. Currency exchange rates may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates. Devaluation of a currency by a country’s government or banking authority also will have a significant impact on the value of any investments denominated in that currency. Overnight bank deposits of foreign currency can result in negative interest rates based on monetary policies in that respective country. Currency markets generally are not as regulated as securities markets, may be riskier than other types of investments and may increase the volatility of a Fund. Although a Fund may attempt to hedge its currency exposure into the U.S. dollar, it may not be successful in reducing the effects of currency fluctuations. A Fund may also hedge from one foreign currency to another. In addition, a Fund’s use of currency hedging may not be successful, including due to delays in placing trades and other operational limitations, and the use of such strategies may lower a Fund’s potential returns.

The Six Circles Ultra Short Duration Fund, Six Circles Tax Aware Ultra Short Duration Fund, Six Circles Global Bond Fund, Six Circles Tax Aware Bond Fund, Six Circles Credit Opportunities Fund and Six Circles Multi-Strategy Fund are subject to risks associated with mortgage-related and asset backed securities, including certain municipal housing authority obligations, collateralized loan obligations and collateralized debt obligations, are subject to certain other risks. The value of these securities will be influenced by the factors affecting the housing market or other assets underlying such securities. As a result, during periods of declining asset values, difficult or frozen credit markets, significant changes in interest rates, or deteriorating economic conditions, mortgage-related and asset-backed securities may decline in value, face valuation difficulties, become more

DECEMBER 31, 2025	SIX CIRCLES TRUST	711

NOTES TO FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2025 (continued)

volatile and/or become illiquid. These securities are also subject to prepayment and call risk. In periods of declining interest rates, the Funds may be subject to contraction risk which is the risk that borrowers will increase the rate at which they prepay the maturity value of mortgages and other obligations. When mortgages and other obligations are prepaid and when securities are called, the Funds may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss and/or a decrease in the amount of dividends and yield. In periods of either rising or declining interest rates, the Funds may be subject to extension risk which is the risk that the expected maturity of an obligation will lengthen in duration due to a decrease in prepayments. As a result, in certain interest rate environments, the Funds may exhibit additional volatility. Mortgage-related and other asset backed securities may be issued by private issuers or issued, or guaranteed, by government or government-sponsored entities. The mortgage loans underlying privately issued mortgage-related securities may not be subject to the same underwriting requirements for the underlying mortgages that are applicable to those mortgage-related securities that have government or government-sponsored entity guarantees. As a result, the mortgage loans underlying privately issued mortgage-related securities may have less favorable collateral, credit risk, or other underwriting characteristics than government or government-sponsored entity mortgage-related securities that have wider variances in a number of terms including interest rate, term, size, purpose and borrower characteristics. There is no government or government-sponsored entity guarantee for such privately issued investments and thus a Fund faces an increased risk of loss with respect to such privately issued investments.

The Funds may be subject to the risks associated with investments in derivatives, including futures, options, swaps and forward contracts, which may be riskier than other types of investments and may increase the volatility of a Fund. Derivatives may be sensitive to changes in economic and market conditions and may create leverage, which could result in losses that significantly exceed a Fund’s original investment. The Funds may be more volatile than if a Fund had not been leveraged because the leverage tends to exaggerate any effect on the value of a Fund’s portfolio securities. Certain derivatives expose a Fund to counterparty risk, which is the risk that the derivative counterparty will not fulfill its contractual obligations (and includes credit risk associated with the counterparty). Certain derivatives are synthetic instruments that attempt to replicate the performance of certain reference assets. With regard to such derivatives, a Fund does not have a claim on the reference assets and is subject to enhanced counterparty risk. Derivatives may not perform as expected, so a Fund may not realize the intended benefits. When used for hedging, the change in value of a derivative may not correlate as expected with the security or other risk being hedged. In addition, given their complexity, derivatives expose a Fund to risks of mispricing or improper valuation. Derivatives also can expose a Fund to derivative liquidity risk, which includes the risks involving the liquidity demands that derivatives can create to make payments of margin, collateral, or settlement payments to counterparties, legal risk, which includes the risk of loss resulting from insufficient or unenforceable contractual documentation, insufficient capacity or authority of a Fund’s counterparty and operational risk, which includes documentation or settlement issues, system failures, inadequate controls and human error. Derivatives also subject a Fund to liquidity risk because the liquidity of derivatives is often based on the liquidity of the underlying instruments. In addition, the possible lack of a liquid secondary market for derivatives and the resulting inability of a Fund to sell or otherwise close a derivatives position could expose a Fund to losses and could make derivatives more difficult for a Fund to value accurately.

The Fund may have exposure to the credit risk of counterparties with which it deals in connection with the investment of its assets, whether engaged in exchange-traded or off-exchange transactions or through brokers, dealers, custodians and exchanges through which it engages. In addition, many protections afforded to cleared transactions, such as the security afforded by transacting through a clearinghouse, might not be available in connection with over-the-counter (“OTC”) transactions. Therefore, in those instances in which the Fund enters into OTC transactions, the account will be subject to the risk that its direct counterparty will not perform its obligations under the transactions and will sustain losses.

The Six Circles Ultra Short Duration Fund, Six Circles Tax Aware Ultra Short Duration Fund, Six Circles Global Bond Fund, Six Circles Tax Aware Bond Fund, Six Circles Credit Opportunities Fund and Six Circles Multi-Strategy Fund may be subject to the risks associated with investments in instruments including junk bonds, loans and instruments that are issued by companies that are highly leveraged, less creditworthy or financially distressed. These investments are considered to be speculative and are subject to greater risk of loss, greater sensitivity to economic changes, valuation difficulties and potential illiquidity. Such investments may be subject to additional risks including subordination to other creditors, no collateral or limited rights in collateral, lack of a regular trading market, extended settlement periods, liquidity risks, prepayment risks, potentially less protection under the federal securities laws and lack of publicly available information. A Fund will not have direct recourse against the borrower when a Fund invests in a loan participation. High yield securities and loans that are deemed to be liquid at the time of purchase may become illiquid.

The Funds may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. The liquidity of portfolio securities can deteriorate rapidly due to credit events affecting issuers or guarantors, such as a credit rating downgrade, or due to general market conditions or a lack of willing buyers. An inability to sell one or more portfolio positions, or selling such positions at an unfavorable time and/ or under unfavorable conditions, can increase the volatility of a Fund’s NAV per share. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from money market and other fixed income mutual funds may be higher than normal, potentially causing increased supply in the market due to selling activity.

Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in a Fund’s portfolio may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes, due to a number of factors, including

712	SIX CIRCLES TRUST	DECEMBER 31, 2025

inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs, and related geopolitical events. In addition, the value of a Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability and infectious disease epidemics or pandemics. The effects that any future pandemic or other global event can have upon public health and business and market conditions may have a significant negative impact on the performance of a Fund’s investments, increase a Fund’s volatility, negatively impact a Fund’s arbitrage and pricing mechanisms, exacerbate preexisting political, social and economic risks to a Fund, and negatively impact broad segments of businesses and populations. In addition, governments, their regulatory agencies, or self regulatory organizations have taken or may take actions in response to a pandemic or other global event that affect the instruments in which a Fund invests, or the issuers of such instruments, in ways that could have a significant negative impact on a Fund’s investment performance. The ultimate impact of any pandemic or other global event and the extent to which the associated conditions and governmental response impact a Fund will also depend on future developments, which are highly uncertain, difficult to accurately predict and subject to frequent changes.

The Funds may also invest in shares of other investment companies and ETFs. ETFs are ownership interests in unit investment trusts, depositary receipts, and other pooled investment vehicles that hold a portfolio of securities or stocks many of which are designed to track the price performance and dividend yield of a particular broad-based, sector or international index. ETFs include a wide range of investments. Shareholders bear both their proportionate share of a Fund’s expenses and similar expenses of the underlying investment company or ETF when a Fund invests in shares of another investment company or ETF. A Fund is subject to the risks associated with the ETF’s or investment company’s investments. ETFs, investment companies and other investment vehicles that invest in commodities or currencies are subject to the risks associated with direct investments in commodities or currencies. The price and movement of an ETF or closed-end fund designed to track an index may not track the index and may result in a loss. In addition, closed-end funds that trade on an exchange often trade at a price below their NAV (also known as a discount). Certain ETFs or closed-end funds traded on exchanges may be thinly-traded and experience large spreads between the “ask” price quoted by a seller and the “bid” price offered by a buyer.

The Six Circles U.S. Unconstrained Equity Fund may invest in companies in the healthcare sector which may be subject to extensive government regulation and their profitability can be significantly affected by restrictions on government reimbursement for medical expenses, rising costs of medical products and services, pricing pressure (including price discounting), limited product lines and an increased emphasis on the delivery of healthcare through outpatient services. Companies in the healthcare sector are heavily dependent on obtaining and defending patents, which may be time consuming and costly, and the expiration of patents may also adversely affect the profitability of these companies. Healthcare companies are also subject to extensive litigation based on product liability and similar claims. In addition, their products can become obsolete due to industry innovation, changes in technologies or other market developments. Many new products in the healthcare sector require significant research and development and may be subject to regulatory approvals, all of which may be time consuming and costly with no guarantee that any product will come to market. Several legislative proposals concerning healthcare have been considered by the U.S. Congress in recent years and it is unclear what proposals will ultimately be enacted, if any, and what effect they may have on companies in the healthcare sector.

The Six Circles U.S. Unconstrained Equity Fund may invest in technology companies which may face intense competition, both domestically and internationally, which may have an adverse effect on their profit margins. Technology companies may have limited product lines, markets, financial resources or personnel. The products of technology companies may face obsolescence due to rapid technological developments, frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel. Companies in the information technology sector are heavily dependent on patent and intellectual property rights. The loss or impairment of these rights may adversely affect the profitability of these companies.

The Six Circles Ultra Short Duration Fund, Six Circles U.S. Unconstrained Equity Fund, Six Circles International Unconstrained Equity Fund, Six Circles Global Bond Fund and Six Circles Credit Opportunities Fund may invest in financial services companies that are subject to extensive governmental regulation which may limit both the amounts and types of loans and other financial commitments they can make, the interest rates and fees they can charge, the scope of their activities, the prices they can charge and the amount of capital they must maintain. Profitability is largely dependent on the availability and cost of capital funds and can fluctuate significantly when interest rates change or due to increased competition. In addition, deterioration of the credit markets generally may cause an adverse impact in a broad range of markets, including U.S. and international credit and interbank money markets generally, thereby affecting a wide range of financial institutions and markets. Certain events in the financials sector may cause an unusually high degree of volatility in the financial markets, both domestic and foreign, and cause certain financial services companies to incur large losses. Securities of financial services companies may experience a dramatic decline in value when such companies experience substantial declines in the valuations of their assets, take action to raise capital (such as the issuance of debt or equity securities), or cease operations. Credit losses resulting from financial difficulties of borrowers and financial losses associated with investment activities can negatively impact the sector. Insurance companies may be subject to severe price competition. Adverse economic, business or political developments could adversely affect financial institutions engaged in mortgage finance or other lending or investing activities directly or indirectly connected to the value of real estate.

The Funds’ investments in bonds and other debt securities will change in value based on changes in interest rates. If rates increase, the value of these investments generally declines. Securities with greater interest rate sensitivity and longer maturities generally are subject to greater fluctuations in value. A Fund may invest in variable and floating rate securities. Although these instruments are generally less sensitive to interest rate changes than fixed rate instruments, the value of variable and floating rate securities may decline if their interest rates do not rise as quickly, or as

DECEMBER 31, 2025	SIX CIRCLES TRUST	713

NOTES TO FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2025 (continued)

much, as general interest rates. A Fund may face a heightened level of interest rate risk due to certain changes in monetary policy. It is difficult to predict the pace at which central banks or monetary authorities may increase or decrease interest rates or the timing, frequency, or magnitude of such increases or decreases. Any such changes could be sudden and could expose debt markets to significant volatility and reduced liquidity for Fund investments.

A Fund’s investments may be subject to the risk that issuers and/or counterparties will fail to make payments when due or default completely. If an issuer’s or a counterparty’s financial condition worsens, their credit quality may deteriorate. Prices of a Fund’s investments may be adversely affected if any of the issuers or counterparties it is invested in are subject to an actual or perceived deterioration in their credit quality. Credit spreads may increase, which may reduce the market values of a Fund’s securities. Credit spread risk is the risk that economic and market conditions or any actual or perceived credit deterioration may lead to an increase in the credit spreads (i.e., the difference in yield between two securities of similar maturity but different credit quality) and a decline in price of the issuer’s securities.

The Six Circles Tax Aware Ultra Short Duration Fund and Six Circles Tax Aware Bond Fund are subject to municipal obligations risk. The risk of a municipal obligation generally depends on the financial and credit status of the issuer. Changes in a municipality’s financial health may make it difficult for the municipality to make interest and principal payments when due. This could decrease a Fund’s income or hurt the ability to preserve capital and liquidity. Under some circumstances, municipal obligations might not pay interest unless the state legislature or municipality authorizes money for that purpose. Municipal obligations may be more susceptible to downgrades or defaults during recessions or similar periods of economic stress. For example, the current COVID-19 pandemic has significantly stressed the financial resources of many municipalities, which may impair their ability to meet their financial obligations and harm the value of a Fund’s investments. In addition, since some municipal obligations may be secured or guaranteed by banks and other institutions, the risk to a Fund could increase if the banking or financial sector suffers an economic downturn and/or if the credit ratings of the institutions issuing the guarantee are downgraded or at risk of being downgraded by a national rating organization. Such a downward revision or risk of being downgraded may have an adverse effect on the market prices of the bonds and thus the value of a Fund’s investments. In addition to being downgraded, an insolvent municipality may file for bankruptcy. The reorganization of a municipality’s debts may significantly affect the rights of creditors and the value of the securities issued by the municipality and the value of a Fund’s investments.

The Six Circles Credit Opportunities Fund and the Six Circles Multi-Strategy Fund are indirectly exposed to the risks associated with the subsidiaries’ investments. There can be no assurance that the investment objective of the Funds’ or the subsidiaries will be achieved. The subsidiaries are not registered under the 1940 Act, and are not subject to all the investor protections of the 1940 Act.

6. Income Taxes and Distributions to Shareholders

GAAP requires that certain components of net assets be reclassified between financial and tax reporting. Temporary differences do not require reclassification. Temporary differences and permanent reclassifications have no effect on net assets. For the fiscal year ended December 31, 2025, the Funds made permanent book-to-tax reclassifications primarily related to investments partnerships, real estate investment trusts (“REITs”), taxable overdistributions, income and gains or losses derived from Cayman funds, investments in passive foreign investment companies (“PFICs”), investments in swap contracts, foreign currency contracts, callable bonds, debt to equity perpetual bond investments, defaulted bonds, and distribution reclasses.

For the fiscal year ended December 31, 2025, the Funds made the following reclassifications between total distributable earnings and paid-in capital (amounts in thousands):

	Total Distributable Earnings/ (Loss)		Paid-in Capital
Six Circles Ultra Short Duration Fund	$—		$—
Six Circles Tax Aware Ultra Short Duration Fund	—		—
Six Circles U.S. Unconstrained Equity Fund	2		(2)
Six Circles International Unconstrained Equity Fund	2,705		(2,705)
Six Circles Global Bond Fund	—	(h)	— (h)
Six Circles Tax Aware Bond Fund	—		—
Six Circles Credit Opportunities Fund	1,240		(1,240)
Six Circles Multi-Strategy Fund	3,465		(3,465)

(h)	Amount rounds to less than 500 shares/principal or $500.

714	SIX CIRCLES TRUST	DECEMBER 31, 2025

For Federal income tax purposes, the estimated cost and unrealized appreciation (depreciation) in value of investments held at December 31, 2025 were as follows (amounts in thousands):

	Aggregate Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Six Circles Ultra Short Duration Fund	$800,066	$6,496	$(1,648)	$4,848
Six Circles Tax Aware Ultra Short Duration Fund	1,018,006	3,771	(1,731)	2,040
Six Circles U.S. Unconstrained Equity Fund	21,354,638	11,500,855	(650,385)	10,850,470
Six Circles International Unconstrained Equity Fund	14,006,703	6,358,208	(877,169)	5,481,039
Six Circles Global Bond Fund	17,241,265	792,873	(1,208,517)	(415,644)
Six Circles Tax Aware Bond Fund	14,302,239	166,565	(232,029)	(65,464)
Six Circles Credit Opportunities Fund	4,729,194	316,726	(123,664)	193,062
Six Circles Multi-Strategy Fund	1,928,709	1,432,983	(1,439,345)	(6,362)

The difference between book and tax basis appreciation (depreciation) on investments is primarily attributed to investments in swap contracts, mark-to-market of forward foreign currency contracts, mark-to-market of futures contracts, real estate investment trusts (“REITs”), straddle loss deferrals, wash sale loss deferrals, debt to equity perpetual bond investments, mark-to-market investments in passive foreign investment companies (“PFICs”), callable bonds, partnerships, defaulted bonds, and hyper inflationary currency adjustments.

The tax character of distributions paid during the year ended December 31, 2025 was as follows (amounts in thousands):

	Ordinary Income*	Net Long-Term Capital Gains	Tax Exempt Income	Tax Return of Capital	Total Distributions Paid
Six Circles Ultra Short Duration Fund	$32,244	$—	$—	$—	$32,244
Six Circles Tax Aware Ultra Short Duration Fund	13,322	—	17,171	—	30,493
Six Circles U.S. Unconstrained Equity Fund	861,549	1,899,145	—	—	2,760,694
Six Circles International Unconstrained Equity Fund	605,768	—	—	—	605,768
Six Circles Global Bond Fund	666,589	—	—	—	666,589
Six Circles Tax Aware Bond Fund	12,304	—	442,592	—	454,896
Six Circles Credit Opportunities Fund	532,906	—	—	—	532,906
Six Circles Multi-Strategy Fund	78,800	3,362	—	—	82,162

*	Short-term gain distributions are treated as ordinary income for income tax purposes.

The tax character of distributions paid during the year ended December 31, 2024 was as follows (amounts in thousands):

	Ordinary Income*	Net Long-Term Capital Gains	Tax Exempt Income	Tax Return of Capital	Total Distributions Paid
Six Circles Ultra Short Duration Fund	$30,386	$—	$—	$—	$30,386
Six Circles Tax Aware Ultra Short Duration Fund	10,805	—	14,844	—	25,649
Six Circles U.S. Unconstrained Equity Fund	1,247,165	370,836	—	—	1,618,001
Six Circles International Unconstrained Equity Fund	466,722	—	—	—	466,722
Six Circles Global Bond Fund	488,731	—	—	—	488,731
Six Circles Tax Aware Bond Fund	11,399	—	322,537	—	333,936
Six Circles Credit Opportunities Fund	578,645	—	—	—	578,645
Six Circles Multi-Strategy Fund	7,220	—	—	—	7,220

*	Short-term gain distributions are treated as ordinary income for income tax purposes.

As of December 31, 2025, the estimated components of net assets (excluding paid-in-capital) on a tax basis were as follows (amounts in thousands):

	Current Distributable Ordinary Income	Current Distributable Long-Term Capital Gain (Tax Basis Capital Loss Carryover)	Undistributed Long-Term Capital Gains	Other Book/Tax Temporary Differences	Unrealized Appreciation (Depreciation)
Six Circles Ultra Short Duration Fund	$—	$(5,748)	$—	$(965)	$4,855
Six Circles Tax Aware Ultra Short Duration Fund	—	(6,337)	—	(405)	2,050
Six Circles U.S. Unconstrained Equity Fund	144,654	—	272,311	—	10,850,471
Six Circles International Unconstrained Equity Fund	—	(359,362)	—	(19,072)	5,491,221
Six Circles Global Bond Fund	106,721	(449,599)	—	—	(414,204)
Six Circles Tax Aware Bond Fund	392	(174,172)	—	—	(65,464)
Six Circles Credit Opportunities Fund	—	(211,246)	—	(19,271)	193,626
Six Circles Multi-Strategy Fund	4,203	—	—	—	3,070

DECEMBER 31, 2025	SIX CIRCLES TRUST	715

NOTES TO FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2025 (continued)

For the Funds, the cumulative timing differences primarily consist of capital loss carryforwards, investments in swap contracts, mark-to-market of forward foreign currency contracts, mark-to-market of futures contracts, real estate investment trusts (“REITs”), straddle loss deferrals, wash sale loss deferrals, debt to equity perpetual bond investments, mark-to-market investments in passive foreign investment companies (“PFICs”), callable bonds, partnerships, defaulted bonds, hyper inflationary currency adjustments, and specified late-year loss deferrals.

As of December 31, 2025, the following Funds had the following post-enactment net capital loss carryforwards (amounts in thousands):

	Capital Loss Carryforward Character
	Short-Term	Long-Term
Six Circles Ultra Short Duration Fund	$4,286	$1,462
Six Circles Tax Aware Ultra Short Duration Fund	2,675	3,662
Six Circles U.S. Unconstrained Equity Fund	—	—
Six Circles International Unconstrained Equity Fund	99,529	259,833
Six Circles Global Bond Fund	396,576	53,023
Six Circles Tax Aware Bond Fund	54,860	119,312
Six Circles Credit Opportunities Fund	84,426	126,820
Six Circles Multi-Strategy Fund	—	—

During the year ended December 31, 2025, the following Funds utilized capital loss carryforwards as follows (amounts in thousands):

	Capital Loss Utilized
	Short-Term	Long-Term
Six Circles Ultra Short Duration Fund	$—	(191)
Six Circles Tax Aware Ultra Short Duration Fund	—	(1,226)
Six Circles U.S. Unconstrained Equity Fund	—	—
Six Circles International Unconstrained Equity Fund	(270,325)	(291,052)
Six Circles Global Bond Fund	—	(30,258)
Six Circles Tax Aware Bond Fund	—	—
Six Circles Credit Opportunities Fund	(35,520)	(68,509)
Six Circles Multi-Strategy Fund	—	—

Specified ordinary losses incurred after October 31 within the taxable year are deemed to arise on the first business day of the Funds’ next taxable year. For the year ended December 31, 2025, the Funds deferred to January 1, 2026 the following specified ordinary losses (amounts in thousands):

Specified Ordinary Loss
Six Circles Ultra Short Duration Fund	$965
Six Circles Tax Aware Ultra Short Duration Fund	405
Six Circles International Unconstrained Equity Fund	19,072
Six Circles Credit Opportunities Fund	19,271

7. Ownership Concentration

As of December 31, 2025, the Funds each had one affiliated omnibus account for the benefit of its clients which owned approximately 99% of its outstanding shares.

8. Subsequent Events

Effective May 1, 2026, the Six Circles Tax Aware Ultra Short Duration Fund will be renamed the Six Circles Tax Aware Intermediate Fund. In connection with this name change, the Fund will implement changes to its overall investment objective and strategy. These changes will align the Fund with its revised mandate and will be communicated to shareholders in advance of the effective date.

716	SIX CIRCLES TRUST	DECEMBER 31, 2025

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Six Circles Trust and Shareholders of Six Circles Ultra Short Duration Fund, Six Circles Tax Aware Ultra Short Duration Fund, Six Circles U.S. Unconstrained Equity Fund, Six Circles International Unconstrained Equity Fund, Six Circles Global Bond Fund, Six Circles Tax Aware Bond Fund, Six Circles Credit Opportunities Fund and Six Circles Multi-Strategy Fund

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of portfolio investments, of each of the funds listed in the table below (eight of the funds constituting Six Circles Trust, hereafter collectively referred to as the “Funds”) as of December 31, 2025, the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated in the table below (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds listed in the table below as of December 31, 2025, the results of each of their operations, the changes in each of their net assets, and each of the financial highlights for each of the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

Fund

Six Circles Ultra Short Duration Fund (1)

Six Circles Tax Aware Ultra Short Duration Fund (1)

Six Circles U.S. Unconstrained Equity Fund (1)

Six Circles International Unconstrained Equity Fund (1)

Six Circles Global Bond Fund (1)

Six Circles Tax Aware Bond Fund (1)

Six Circles Credit Opportunities Fund (2)

Six Circles Multi-Strategy Fund (3)

(1)

Statement of operations for the year ended December 31, 2025, statement of changes in net assets for the years ended December 31, 2025 and 2024 and the financial highlights for the years ended December 31, 2025, 2024, 2023, 2022 and 2021

(2)

Consolidated statement of assets and liabilities, including the consolidated schedule of portfolio investments, as of December 31, 2025, consolidated statement of operations for the year ended December 31, 2025, consolidated statement of changes in net assets for the years ended December 31, 2025 and 2024, the consolidated financial highlights for the years ended December 31, 2025, 2024 and 2023 and the financial highlights for the years ended December 31, 2022 and 2021

(3)

Consolidated statement of assets and liabilities, including the consolidated schedule of portfolio investments, as of December 31, 2025, consolidated statement of operations for the year ended December 31, 2025, consolidated statement of changes in net assets for the year ended December 31, 2025 and for the period September 18, 2024 (commencement of operations) through December 31, 2024 and the consolidated financial highlights for the year ended December 31, 2025 and for the period September 18, 2024 (commencement of operations) through December 31, 2024

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025 by correspondence with the custodian, transfer agents, agent banks and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

New York, New York

February 27, 2026

We have served as the auditor of one or more investment companies in the Six Circles Trust complex since 2018.

DECEMBER 31, 2025	SIX CIRCLES TRUST	717

TAX INFORMATION

(Unaudited)

The following information is provided with respect to the distributions paid during the taxable year ended December 31, 2025:

	Six Circles Ultra Short Duration Fund	Six Circles Tax Aware Ultra Short Duration Fund	Six Circles U.S. Unconstrained Equity Fund	Six Circles International Unconstrained Equity Fund	Six Circles Global Bond Fund	Six Circles Tax Aware Bond Fund	Six Circles Credit Opportunities Fund	Six Circles Multi Strategy Fund
Record Date	Monthly	Monthly	12/12/2025	12/12/2025	Monthly	Monthly	Monthly	Monthly
Payable Date	Monthly	Monthly	12/16/2025	12/16/2025	Monthly	Monthly	Monthly	Monthly
Ordinary Income:
Qualified Dividend Income for Individuals	—	—	35.36%	79.41%	—	—	—	—
Dividends Qualifying for the Dividends Received
Deduction for Corporations	—	—	34.84%	—	—	—	—	—
Foreign Source Income	—	—	—	100.00%	—	—	—	—
Foreign Tax Paid Per Share	—	—	—	0.037594	—	—	—	—
Interest from Tax-Exempt Obligations	—	56.31%	—	—	—	97.30%	—	—
Interest from Federal Obligations	7.19%	0.80%	0.00%	0.00%	17.27%	0.00%	1.26%	23.43%
Long-Term Capital Gain Dividend	—	—	1.201540	—	—	—	—	0.023840

718	SIX CIRCLES TRUST	DECEMBER 31, 2025

Feb 2019

FACTS	WHAT DOES SIX CIRCLES TRUST* DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we may collect and share depend on the product or service you have with us. This information can include:

◾

Social Security number

◾

account balances and transaction history

◾

investment experience and risk tolerance

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Six Circles Trust, chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Six Circles Trust share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

*

Six Circles Trust and its fund series do not currently, nor are they expected to, collect personal non-public information from individuals, since holdings are held on the books of each fund on an omnibus basis by financial intermediaries. To the extent Six Circles Trust does get access to personal information through its affiliates or otherwise, this statement would apply.

Questions?	Call 212-464-2070 to speak with a Managed Solutions & Strategies Investor Relations representative. We accept operator relay calls.

Who we are
Who is providing this notice?	Six Circles Trust

What we do
How does Six Circles Trust protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We only authorize our personnel to access information about you when they need it to do their work for us. We require companies working for us to protect your information.
How does Six Circles Trust collect my personal information?

We may collect your personal information, for example, when you

◾

open an account or make a wire transfer

◾

direct us to buy securities or direct us to sell your securities

◾

provide your account information

Why can’t I limit all sharing?

Federal law gives you the right to limit only

◾

sharing for affiliates’ everyday business purposes – information about your creditworthiness

◾

affiliates from using your information to market to you

◾

sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

◾

Our affiliates include companies with the Chase or J.P. Morgan name including J.P. Morgan Private Investments Inc., our investment adviser.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ◾ We do not share with nonaffiliates so they can market to you
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ◾ We don’t jointly market

For more complete information about the Funds, including the Funds’ objectives, risks, charges and expenses, call your J.P. Morgan team or call 1-212-464-2070 or go to www.sixcirclesfunds.com for a prospectus. Read the prospectus carefully. The Six Circles Funds are specifically designed to be completion portfolios within an overall discretionary portfolio. The Six Circles Funds are not intended to be standalone investments. J.P. Morgan is committed to making our products and services accessible to meet the financial services needs of all our clients. If you are a person with a disability and need additional support accessing this material, please contact your J.P. Morgan team or email us at accessibility.support@jpmorgan.com for assistance.

The Six Circles Funds are distributed by Foreside Fund Services, LLC a member of FINRA.

Contact Six Circles Funds collect at 1-212-464-2070 for a fund prospectus. You can also visit us at www.sixcirclesfunds.com. Investors should carefully consider the investment objectives and risk as well as charges and expenses of the Six Circles Funds before investing. The prospectus contains this and other information about the Six Circles Funds. Read the prospectus carefully before investing.

The Six Circles Funds file complete schedules of their fund holdings for the first and third quarters of their fiscal year with the SEC on Form N-PORT. The Six Circles Funds’ Forms N-PORT are available on the SEC’s website at http://www.sec.gov. Each Fund’s quarterly holdings can be found by visiting the Six Circles Funds’ website at www.sixcirclesfunds.com/literature.

A description of the Six Circles Funds’ policies and procedures with respect to the disclosure of the Six Circles Funds’ holdings is available in the prospectuses and Statements of Additional Information.

A copy of proxy policies and procedures is available without charge upon request by calling collect 1-212-464-2070 or on the Six Circles Funds’ website at www.sixcirclesfunds.com. A description of such policies and procedures is in the Statement of Additional Information available on the SEC’s website at www.sec.gov. The Trustees have delegated the authority to vote proxies for securities owned by the Funds to the Adviser, and the Adviser in turn has delegated such authority to the Sub-Advisers. A copy of the Six Circles Funds’ voting record for the most recent 12-month period ended June 30 is available on the SEC’s website at www.sec.gov or at the Six Circles Funds’ website at www.sixcirclesfunds.com no later than August 31 of each year. The Six Circles Funds’ proxy voting record will include, among other things, a brief description of the matter voted on for each fund security, and will state how each vote was cast, for example, for or against the proposal.

©JPMorgan Chase & Co. 2025. All rights reserved. December 31, 2025.

Annual Report

SIX CIRCLES® FUNDS

December 31, 2025

Six Circles Managed Equity Portfolio U.S. Unconstrained Fund

Six Circles Managed Equity Portfolio International Unconstrained Fund

Investments in a Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when a Fund’s share price is lower than when you invested.

Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on market and other conditions through the end of the reporting period and are subject to change without notice. These views are not intended to predict the future performance of a Fund or the securities markets. References to specific securities and their issuers are for illustrative purposes only and are not intended to be, and should not be interpreted as, recommendations to purchase or sell such securities. Such views are not meant as investment advice and may not be relied on as an indication of trading intent on behalf of any Fund.

For more complete information about the Funds, including the Funds’ objectives, risks, charges and expenses, call your J.P. Morgan representative or call 1-212-464-2070 or go to www.sixcirclesfunds.com for a prospectus. Read the prospectus carefully. The Six Circles Funds are specifically designed to be completion portfolios within an overall discretionary portfolio. The Six Circles Funds are not intended to be standalone investments.

Six Circles Managed Equity Portfolio U.S. Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2025

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — 99.6%
Basic Materials — 1.0%
Chemicals — 0.6%
Air Products & Chemicals, Inc.	69	17,121
CF Industries Holdings, Inc.	47	3,608
Dow, Inc.	212	4,949
DuPont de Nemours, Inc.	124	4,971
Ecolab, Inc.	75	19,716
International Flavors & Fragrances, Inc.	68	4,564
Linde plc	144	61,586
LyondellBasell Industries NV, Class A	78	3,377
Nutrien Ltd., (Canada)	29	1,784
PPG Industries, Inc.	61	6,216
Qnity Electronics, Inc.	104	8,512
RPM International, Inc.	30	3,074
Sherwin-Williams Co. (The)	71	22,998

		162,476

Forest Products & Paper — 0.0% (g)
International Paper Co.	155	6,115

Iron/Steel — 0.1%
Nucor Corp.	70	11,396
Reliance, Inc.	17	4,808
Steel Dynamics, Inc.	42	7,079

		23,283

Mining — 0.3%
Agnico Eagle Mines Ltd., (Canada)	30	5,069
Alamos Gold, Inc., (Canada), Class A	25	962
Barrick Mining Corp., (Canada)	101	4,409
Cameco Corp., (Canada)	26	2,370
First Quantum Minerals Ltd., (Canada) (a)	42	1,132
Franco-Nevada Corp., (Canada)	11	2,371
Freeport-McMoRan, Inc.	405	20,577
Ivanhoe Mines Ltd., (Canada), Class A (a)	47	530
Kinross Gold Corp., (Canada)	72	2,031
Lundin Gold, Inc., (Canada)	6	540
Lundin Mining Corp., (Canada), Class Common S	40	870
Newmont Corp.	315	31,439
Pan American Silver Corp., (Canada)	25	1,302
Teck Resources Ltd., (Canada), Class B	27	1,302
Wheaton Precious Metals Corp., (Canada)	27	3,174

		78,078

Total Basic Materials		269,952

Communications — 18.8%
Advertising — 0.0% (g)
Omnicom Group, Inc.	88	7,137
Trade Desk, Inc. (The), Class A (a)	114	4,317

		11,454

SECURITY DESCRIPTION	SHARES	VALUE ($)

Internet — 16.2%
Airbnb, Inc., Class A (a)	246	33,372
Alphabet, Inc., Class A	2,890	904,638
Alphabet, Inc., Class C	2,425	761,117
Amazon.com, Inc. (a)	4,710	1,087,235
AppLovin Corp., Class A (a)	195	131,532
Booking Holdings, Inc.	61	326,702
CDW Corp.	60	8,142
DoorDash, Inc., Class A (a)	118	26,654
eBay, Inc.	216	18,814
Expedia Group, Inc.	56	15,787
F5, Inc. (a)	25	6,328
Gen Digital, Inc.	212	5,760
GoDaddy, Inc., Class A (a)	46	5,749
MercadoLibre, Inc., (Uruguay) (a)	22	44,900
Meta Platforms, Inc., Class A	1,078	711,842
Netflix, Inc. (a)	2,000	187,551
Palo Alto Networks, Inc. (a)	307	56,640
Pinterest, Inc., Class A (a)	284	7,366
Reddit, Inc., Class A (a)	51	11,622
Robinhood Markets, Inc., Class A (a)	89	10,028
Shopify, Inc., (Canada), Class A (a)	73	11,697
Snap, Inc., Class A (a)	512	4,128
Uber Technologies, Inc. (a)	813	66,440
VeriSign, Inc.	27	6,661
Zillow Group, Inc., Class C (a)	50	3,386

		4,454,091

Media — 0.5%
Charter Communications, Inc., Class A (a)	22	4,672
Comcast Corp., Class A	964	28,802
Fox Corp., Class A	50	3,629
Fox Corp., Class B	56	3,634
Liberty Media Corp-Liberty Formula One, Class C (a)	66	6,481
News Corp., Class A	147	3,836
Thomson Reuters Corp., (Canada)	9	1,235
Walt Disney Co. (The)	488	55,491
Warner Bros Discovery, Inc. (a)	622	17,936

		125,716

Telecommunications — 2.1%
Arista Networks, Inc. (a)	472	61,792
AT&T, Inc.	1,898	47,155
BCE, Inc., (Canada)	4	102
Ciena Corp. (a)	63	14,722
Cisco Systems, Inc.	3,933	302,996
Corning, Inc.	362	31,679
Credo Technology Group Holding Ltd. (a)	78	11,191
EchoStar Corp., Class A (a)	36	3,896
Motorola Solutions, Inc.	75	28,857
Rogers Communications, Inc., (Canada), Class B	22	817
TELUS Corp., (Canada)	30	400

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2025	SIX CIRCLES TRUST	1

Six Circles Managed Equity Portfolio U.S. Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2025 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Telecommunications — continued
T-Mobile US, Inc.	165	33,571
Verizon Communications, Inc.	1,107	45,106

		582,284

Total Communications		5,173,545

Consumer Cyclical — 7.7%
Airlines — 0.0% (g)
Delta Air Lines, Inc.	29	2,026
United Airlines Holdings, Inc. (a)	15	1,653

		3,679

Apparel — 0.1%
Deckers Outdoor Corp. (a)	32	3,285
Gildan Activewear, Inc., (Canada), Class A	10	650
NIKE, Inc., Class B	283	18,037
Tapestry, Inc.	46	5,931

		27,903

Auto Manufacturers — 2.1%
Cummins, Inc.	26	13,313
Ford Motor Co.	1,448	18,993
General Motors Co.	357	29,049
PACCAR, Inc.	101	11,098
Rivian Automotive, Inc., Class A (a)	277	5,455
Tesla, Inc. (a)	1,105	497,082

		574,990

Auto Parts & Equipment — 0.0% (g)
Aptiv plc, (Ireland) (a)	53	4,012
Magna International, Inc., (Canada)	16	847

		4,859

Distribution/Wholesale — 0.1%
Copart, Inc. (a)	151	5,894
Fastenal Co.	218	8,737
RB Global, Inc.	11	1,139
Toromont Industries Ltd., (Canada)	5	585
Watsco, Inc.	6	1,870
WW Grainger, Inc.	8	8,253

		26,478

Entertainment — 0.1%
DraftKings, Inc., Class A (a)	105	3,616
Flutter Entertainment plc (a)	38	8,262
Live Nation Entertainment, Inc. (a)	47	6,688

		18,566

Home Builders — 0.3%
DR Horton, Inc.	240	34,533
Lennar Corp., Class A	51	5,287
NVR, Inc. (a)	5	33,343
PulteGroup, Inc.	75	8,748

		81,911

SECURITY DESCRIPTION	SHARES	VALUE ($)

Leisure Time — 0.2%
Carnival Corp. (a)	547	16,695
Norwegian Cruise Line Holdings Ltd. (a)	101	2,257
Royal Caribbean Cruises Ltd.	121	33,879

		52,831

Lodging — 0.3%
Hilton Worldwide Holdings, Inc.	115	32,915
Hyatt Hotels Corp., Class A	20	3,222
Las Vegas Sands Corp.	66	4,306
Marriott International, Inc., Class A	111	34,546

		74,989

Retail — 4.5%
Alimentation Couche-Tard, Inc., (Canada)	44	2,424
AutoZone, Inc. (a)	4	13,244
Best Buy Co., Inc.	45	3,035
Burlington Stores, Inc. (a)	14	4,042
Canadian Tire Corp. Ltd., (Canada), Class A	3	380
Carvana Co., Class A (a)	32	13,317
Chipotle Mexican Grill, Inc., Class A (a)	319	11,805
Costco Wholesale Corp.	90	77,819
Darden Restaurants, Inc.	27	4,894
Dick’s Sporting Goods, Inc.	14	2,773
Dollar General Corp.	28	3,698
Dollar Tree, Inc. (a)	23	2,814
Dollarama, Inc., (Canada)	16	2,435
Domino’s Pizza, Inc.	6	2,497
Ferguson Enterprises, Inc.	37	8,304
Genuine Parts Co.	32	3,892
Home Depot, Inc. (The)	496	170,644
Lowe’s Cos., Inc.	254	61,223
Lululemon Athletica, Inc., (Canada) (a)	24	4,994
McDonald’s Corp.	360	109,908
O’Reilly Automotive, Inc. (a)	199	18,166
Restaurant Brands International, Inc.	19	1,265
Ross Stores, Inc.	72	13,004
Star Group LP	8	100
Starbucks Corp.	268	22,536
Target Corp.	53	5,152
TJX Cos., Inc. (The)	522	80,191
Tractor Supply Co.	118	5,921
Ulta Beauty, Inc. (a)	10	5,915
Walmart, Inc.	5,206	580,038
Williams-Sonoma, Inc.	28	4,950
Yum! Brands, Inc.	60	9,042

		1,250,422

Total Consumer Cyclical		2,116,628

Consumer Non-cyclical — 14.7%
Agriculture — 0.6%
Altria Group, Inc.	773	44,560
Archer-Daniels-Midland Co.	69	3,946

SEE NOTES TO FINANCIAL STATEMENTS.

2	SIX CIRCLES TRUST	DECEMBER 31, 2025

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Agriculture — continued
Bunge Global SA	20	1,754
Philip Morris International, Inc.	735	117,875

		168,135

Beverages — 1.2%
Brown-Forman Corp., Class B	47	1,216
Coca-Cola Co. (The)	2,932	204,947
Constellation Brands, Inc., Class A	50	6,857
Keurig Dr Pepper, Inc.	458	12,830
Monster Beverage Corp. (a)	257	19,684
PepsiCo., Inc.	500	71,712

		317,246

Biotechnology — 1.1%
Alnylam Pharmaceuticals, Inc. (a)	52	20,715
Amgen, Inc.	216	70,651
Biogen, Inc. (a)	59	10,421
Corteva, Inc.	200	13,394
Gilead Sciences, Inc.	489	60,045
Illumina, Inc. (a)	51	6,645
Incyte Corp. (a)	68	6,721
Insmed, Inc. (a)	85	14,709
Regeneron Pharmaceuticals, Inc.	41	31,593
Royalty Pharma plc, Class A	29	1,114
United Therapeutics Corp. (a)	16	7,964
Vertex Pharmaceuticals, Inc. (a)	101	45,782

		289,754

Commercial Services — 0.5%
Affirm Holdings, Inc., Class A (a)	30	2,221
Automatic Data Processing, Inc.	76	19,633
Block, Inc., Class A (a)	65	4,216
Booz Allen Hamilton Holding Corp., Class A	22	1,825
Cadiz, Inc. (a)	19	109
Cintas Corp.	71	13,434
Corpay, Inc. (a)	8	2,295
Element Fleet Management Corp., (Canada)	24	625
Equifax, Inc.	26	5,620
Global Payments, Inc.	28	2,155
Moody’s Corp.	23	11,546
PayPal Holdings, Inc.	114	6,664
Quanta Services, Inc.	29	12,424
Rollins, Inc.	64	3,831
S&P Global, Inc.	42	22,079
Toast, Inc., Class A (a)	56	1,976
TransUnion	36	3,115
United Rentals, Inc.	12	9,925
Verisk Analytics, Inc., Class A	26	5,840

		129,533

Cosmetics/Personal Care — 0.6%
Colgate-Palmolive Co.	82	6,470
Estee Lauder Cos., Inc. (The), Class A	30	3,147

SECURITY DESCRIPTION	SHARES	VALUE ($)

Cosmetics/Personal Care — continued
Kenvue, Inc.	218	3,758
Procter & Gamble Co. (The)	1,088	155,982

		169,357

Food — 0.1%
Empire Co. Ltd., (Canada), Class A	7	260
General Mills, Inc.	61	2,826
George Weston Ltd., (Canada)	10	709
Hershey Co. (The)	15	2,783
Hormel Foods Corp.	36	841
J M Smucker Co. (The)	14	1,392
Kraft Heinz Co. (The)	123	2,990
Kroger Co. (The)	83	5,167
Loblaw Cos. Ltd., (Canada)	35	1,602
McCormick & Co., Inc.	22	1,507
Metro, Inc., (Canada)	12	871
Mondelez International, Inc., Class A	160	8,592
Saputo, Inc., (Canada)	15	444
Sysco Corp.	54	4,000
Tyson Foods, Inc., Class A	46	2,682

		36,666

Healthcare — Products — 4.0%
Abbott Laboratories	432	54,115
Agilent Technologies, Inc.	99	13,513
Baxter International, Inc.	71	1,348
Boston Scientific Corp. (a)	667	63,559
Cooper Cos., Inc. (The) (a)	17	1,407
Danaher Corp.	1,352	309,597
Edwards Lifesciences Corp. (a)	98	8,320
GE HealthCare Technologies, Inc.	71	5,839
Hologic, Inc. (a)	30	2,253
IDEXX Laboratories, Inc. (a)	13	8,831
Insulet Corp. (a)	11	3,165
Intuitive Surgical, Inc. (a)	151	85,365
Medtronic plc, (Ireland)	224	21,547
Natera, Inc. (a)	50	11,414
ResMed, Inc.	24	5,773
Solventum Corp. (a)	10	767
STERIS plc	16	4,160
Stryker Corp.	173	60,893
Thermo Fisher Scientific, Inc.	607	351,851
Waters Corp. (a)	19	7,344
West Pharmaceutical Services, Inc.	277	76,250
Zimmer Biomet Holdings, Inc.	33	2,934

		1,100,245

Healthcare — Services — 1.1%
Centene Corp. (a)	62	2,548
Cigna Group (The)	33	9,120
Elevance Health, Inc.	25	8,692
HCA Healthcare, Inc.	20	9,414
Humana, Inc.	14	3,511
IQVIA Holdings, Inc. (a)	59	13,331
Labcorp Holdings, Inc.	11	2,668

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2025	SIX CIRCLES TRUST	3

Six Circles Managed Equity Portfolio U.S. Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2025 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Healthcare — Services — continued
Quest Diagnostics, Inc.	15	2,536
UnitedHealth Group, Inc.	722	238,281
Universal Health Services, Inc., Class B	5	1,167

		291,268

Household Products/Wares — 0.0% (g)
Avery Dennison Corp.	24	4,291
Church & Dwight Co., Inc.	20	1,715
Clorox Co. (The)	6	611
Kimberly-Clark Corp.	36	3,676

		10,293

Pharmaceuticals — 5.5%
AbbVie, Inc.	697	159,336
Becton Dickinson & Co.	48	9,245
Bristol-Myers Squibb Co.	913	49,263
Cardinal Health, Inc.	29	5,903
Cencora, Inc.	26	8,655
CVS Health Corp.	3,835	304,338
Dexcom, Inc. (a)	65	4,298
Eli Lilly & Co.	488	524,544
Johnson & Johnson	1,084	224,256
McKesson Corp.	16	12,719
Merck & Co., Inc.	1,112	117,066
Neurocrine Biosciences, Inc. (a)	36	5,112
Pfizer, Inc.	2,545	63,381
Viatris, Inc.	375	4,671
Zoetis, Inc., Class A	199	24,977

		1,517,764

Total Consumer Non-cyclical		4,030,261

Energy — 3.8%
Coal — 0.0% (g)
Hallador Energy Co. (a)	10	196

Energy — Alternate Sources — 0.0% (g)
First Solar, Inc. (a)	51	13,406
Montauk Renewables, Inc. (a)	18	31
Spruce Power Holding Corp. (a)	8	42
XPLR Infrastructure LP (a)	27	270

		13,749

Oil & Gas — 2.9%
ARC Resources Ltd., (Canada)	35	649
Canadian Natural Resources Ltd., (Canada)	124	4,206
Cenovus Energy, Inc., (Canada)	84	1,426
Chevron Corp.	1,146	174,616
ConocoPhillips	749	70,085
Coterra Energy, Inc.	431	11,348
Devon Energy Corp.	358	13,125
Diamondback Energy, Inc.	113	17,040
EOG Resources, Inc.	321	33,702
EQT Corp.	373	20,009

SECURITY DESCRIPTION	SHARES	VALUE ($)

Oil & Gas — continued
Expand Energy Corp.	139	15,328
Exxon Mobil Corp.	2,531	304,630
Imperial Oil Ltd., (Canada)	10	890
Marathon Petroleum Corp.	180	29,216
Occidental Petroleum Corp.	435	17,869
Phillips 66	235	30,371
Suncor Energy, Inc., (Canada)	72	3,191
Texas Pacific Land Corp.	34	9,671
Tourmaline Oil Corp., (Canada)	22	977
Valero Energy Corp.	184	29,952
Whitecap Resources, Inc., (Canada), Class Common S	72	606

		788,907

Oil & Gas Services — 0.3%
Baker Hughes Co., Class A	594	27,040
Halliburton Co.	508	14,366
SLB Ltd.	896	34,389

		75,795

Pipelines — 0.6%
Cheniere Energy, Inc.	128	24,975
Enbridge, Inc., (Canada)	130	6,203
Keyera Corp., (Canada)	14	435
Kinder Morgan, Inc.	1,151	31,654
ONEOK, Inc.	361	26,552
Pembina Pipeline Corp., (Canada), Class Common S	35	1,317
Targa Resources Corp.	123	22,774
TC Energy Corp., (Canada)	62	3,404
Williams Cos., Inc. (The)	710	42,650

		159,964

Total Energy		1,038,611

Financial — 8.6%
Banks — 2.8%
Bank of America Corp.	1,994	109,661
Bank of Montreal, (Canada)	42	5,519
Bank of New York Mellon Corp. (The)	114	13,273
Bank of Nova Scotia (The), (Canada)	74	5,440
Canadian Imperial Bank of Commerce, (Canada)	55	5,010
Citigroup, Inc.	418	48,796
Citizens Financial Group, Inc.	116	6,783
Fifth Third Bancorp	360	16,873
First Citizens BancShares, Inc., Class A	3	6,155
Goldman Sachs Group, Inc. (The)	41	35,955
Huntington Bancshares, Inc.	404	7,007
KeyCorp.	942	19,444
M&T Bank Corp.	37	7,529
Morgan Stanley	166	29,546
National Bank of Canada, (Canada)	23	2,933
Northern Trust Corp.	33	4,537
Pinnacle Financial Partners, Inc.	18	1,737

SEE NOTES TO FINANCIAL STATEMENTS.

4	SIX CIRCLES TRUST	DECEMBER 31, 2025

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Banks — continued
PNC Financial Services Group, Inc. (The)	188	39,302
Regions Financial Corp.	250	6,780
Royal Bank of Canada, (Canada)	84	14,241
State Street Corp.	59	7,652
Toronto-Dominion Bank (The), (Canada)	101	9,529
Truist Financial Corp.	232	11,426
US Bancorp	737	39,352
Wells Fargo & Co.	3,529	328,915

		783,395

Diversified Financial Services — 2.9%
American Express Co.	74	27,379
Ameriprise Financial, Inc.	10	5,125
Apollo Global Management, Inc.	1,280	185,348
Ares Management Corp., Class A	26	4,219
Blackrock, Inc.	2	2,023
Brookfield Asset Management Ltd., Class A	24	1,277
Capital One Financial Corp.	1,112	269,595
Cboe Global Markets, Inc.	17	4,370
Charles Schwab Corp. (The)	231	23,118
CME Group, Inc., Class A	51	13,886
Coinbase Global, Inc., Class A (a)	99	22,334
IGM Financial, Inc., (Canada)	5	221
Interactive Brokers Group, Inc., Class A	64	4,098
Intercontinental Exchange, Inc.	83	13,421
LPL Financial Holdings, Inc.	10	3,467
Mastercard, Inc., Class A	167	95,471
Nasdaq, Inc.	79	7,703
Raymond James Financial, Inc.	32	5,173
Rocket Cos., Inc., Class A	102	1,971
SoFi Technologies, Inc. (a)	169	4,430
Synchrony Financial	74	6,167
T Rowe Price Group, Inc.	34	3,445
TMX Group Ltd., (Canada)	17	628
Tradeweb Markets, Inc., Class A	16	1,728
Visa, Inc., Class A	272	95,437

		802,034

Insurance — 1.4%
Aflac, Inc.	148	16,334
Allstate Corp. (The)	63	13,087
American Financial Group, Inc.	16	2,243
American International Group, Inc.	136	11,600
Aon plc, (United Kingdom), Class A	45	16,037
Arch Capital Group Ltd., (Bermuda) (a)	85	8,195
Arthur J Gallagher & Co.	61	15,705
Berkshire Hathaway, Inc., Class B (a)	173	86,841
Brown & Brown, Inc.	63	4,991
Chubb Ltd., (Switzerland)	86	26,687
Cincinnati Financial Corp.	37	5,994
Equitable Holdings, Inc.	34	1,629
Erie Indemnity Co., Class A	4	1,249
Everest Group Ltd., (Bermuda)	9	3,217

SECURITY DESCRIPTION	SHARES	VALUE ($)

Insurance — continued
F&G Annuities & Life, Inc.	4	126
Fairfax Financial Holdings Ltd., (Canada)	1	2,365
Fidelity National Financial, Inc.	68	3,721
Great-West Lifeco, Inc., (Canada)	16	810
Hartford Insurance Group, Inc. (The)	91	12,492
iA Financial Corp., Inc., (Canada)	5	711
Intact Financial Corp., (Canada)	11	2,200
Loews Corp.	55	5,802
Manulife Financial Corp., (Canada)	101	3,658
Markel Group, Inc. (a)	3	6,728
Marsh & McLennan Cos., Inc.	111	20,651
MetLife, Inc.	175	13,802
Power Corp. of Canada, (Canada)	33	1,751
Principal Financial Group, Inc.	74	6,554
Progressive Corp. (The)	174	39,534
Prudential Financial, Inc.	79	8,937
Sun Life Financial, Inc., (Canada)	33	2,081
Travelers Cos., Inc. (The)	57	16,493
Willis Towers Watson plc, (United Kingdom)	21	6,772
WR Berkley Corp.	77	5,428

		374,425

Private Equity — 0.1%
Blackstone, Inc.	153	23,652
Brookfield Corp., (Canada)	122	5,624
Carlyle Group, Inc. (The)	33	1,970
KKR & Co., Inc.	77	9,819

		41,065

Real Estate — 0.1%
CBRE Group, Inc., Class A (a)	88	14,112
CoStar Group, Inc. (a)	114	7,687
FirstService Corp., (Canada)	2	378

		22,177

REITS — 1.3%
Alexandria Real Estate Equities, Inc.	56	2,723
American Homes 4 Rent, Class A	88	2,826
American Tower Corp.	321	56,432
Annaly Capital Management, Inc.	61	1,358
AvalonBay Communities, Inc.	38	6,860
BXP, Inc.	44	2,974
Crown Castle, Inc.	124	11,003
Digital Realty Trust, Inc.	99	15,253
Equinix, Inc.	65	49,867
Equity LifeStyle Properties, Inc.	35	2,112
Equity Residential	96	6,056
Essex Property Trust, Inc.	16	4,280
Extra Space Storage, Inc.	63	8,202
Gaming and Leisure Properties, Inc.	74	3,304
Healthpeak Properties, Inc.	201	3,237
Invitation Homes, Inc.	165	4,596
Iron Mountain, Inc.	97	8,007

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2025	SIX CIRCLES TRUST	5

Six Circles Managed Equity Portfolio U.S. Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2025 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
REITS — continued
Kimco Realty Corp.	213	4,317
Mid-America Apartment Communities, Inc.	31	4,338
Prologis, Inc.	271	34,574
Public Storage	45	11,620
Realty Income Corp.	273	15,406
Regency Centers Corp.	42	2,906
SBA Communications Corp., Class A	29	5,660
Simon Property Group, Inc.	93	17,197
Sun Communities, Inc.	30	3,714
UDR, Inc.	68	2,482
Ventas, Inc.	131	10,131
VICI Properties, Inc., Class A	334	9,393
Welltower, Inc.	195	36,153
Weyerhaeuser Co.	201	4,760
WP Carey, Inc.	58	3,752

		355,493

Total Financial		2,378,589

Industrial — 5.9%
Aerospace/Defense — 1.3%
Boeing Co. (The) (a)	225	48,904
Bombardier, Inc., (Canada), Class B (a)	5	888
CAE, Inc., (Canada) (a)	18	555
General Dynamics Corp.	67	22,473
General Electric Co.	306	94,268
HEICO Corp.	9	2,953
HEICO Corp., Class A	11	2,818
Howmet Aerospace, Inc.	110	22,639
L3Harris Technologies, Inc.	52	15,298
Lockheed Martin Corp.	59	28,418
Northrop Grumman Corp.	39	22,157
Rocket Lab Corp. (a)	79	5,524
RTX Corp.	387	71,064
TransDigm Group, Inc.	16	20,635

		358,594

Building Materials — 0.4%
Amrize Ltd., (Switzerland) (a)	146	7,889
Builders FirstSource, Inc. (a)	20	2,042
Carlisle Cos., Inc.	7	2,298
Carrier Global Corp.	141	7,476
CRH plc, (Ireland)	202	25,263
Johnson Controls International plc	125	14,993
Lennox International, Inc.	5	2,403
Martin Marietta Materials, Inc.	18	11,370
Masco Corp.	28	1,765
Trane Technologies plc, (Ireland)	43	16,791
Vulcan Materials Co.	40	11,465

		103,755

Electrical Components & Equipment — 0.2%
AMETEK, Inc.	42	8,552
Eaton Corp. plc, (Ireland)	75	23,903
Emerson Electric Co.	105	13,902

		46,357

SECURITY DESCRIPTION	SHARES	VALUE ($)

Electronics — 1.2%
Allegion plc, (Ireland)	14	2,173
Amphenol Corp., Class A	545	73,585
Celestica, Inc., (Canada) (a)	7	2,025
Flex Ltd. (a)	162	9,793
Fortive Corp.	56	3,086
Garmin Ltd., (Switzerland)	37	7,595
Honeywell International, Inc.	847	165,246
Hubbell, Inc., Class B	9	3,799
Jabil, Inc.	48	11,031
Keysight Technologies, Inc. (a)	73	14,759
Mettler-Toledo International, Inc. (a)	6	8,912
TE Connectivity plc, (Ireland)	132	30,033
Trimble, Inc. (a)	109	8,545

		340,582

Engineering & Construction — 0.1%
AECOM	35	3,317
AtkinsRealis Group, Inc., (Canada)	10	634
Comfort Systems USA, Inc.	6	6,038
EMCOR Group, Inc.	9	5,419
Jacobs Solutions, Inc.	28	3,747
Stantec, Inc., (Canada)	7	644
WSP Global, Inc., (Canada)	8	1,402

		21,201

Environmental Control — 0.2%
GFL Environmental, Inc., (Canada)	14	620
Pentair plc, (United Kingdom)	27	2,788
Pure Cycle Corp. (a)	6	63
Republic Services, Inc., Class A	54	11,433
Veralto Corp.	50	4,945
Waste Connections, Inc., (Canada)	54	9,536
Waste Management, Inc.	85	18,675

		48,060

Hand/Machine Tools — 0.0% (g)
Snap-on, Inc.	9	3,061

Machinery — Construction & Mining — 0.6%
Bloom Energy Corp., Class A (a)	45	3,896
Caterpillar, Inc.	216	123,722
GE Vernova, Inc.	51	33,560
Vertiv Holdings Co., Class A	68	11,027

		172,205

Machinery — Diversified — 1.1%
AGCO Corp.	40	4,195
Alamo Group, Inc.	7	1,095
CNH Industrial NV, (United Kingdom)	741	6,828
Deere & Co.	251	116,739
Dover Corp.	23	4,436
Graco, Inc.	20	1,659
IDEX Corp.	9	1,662
Ingersoll Rand, Inc.	72	5,738

SEE NOTES TO FINANCIAL STATEMENTS.

6	SIX CIRCLES TRUST	DECEMBER 31, 2025

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Machinery — Diversified — continued
Lindsay Corp.	7	810
Nordson Corp.	8	1,912
Otis Worldwide Corp.	68	5,931
Rockwell Automation, Inc.	345	134,394
Toro Co. (The)	62	4,884
Westinghouse Air Brake Technologies Corp.	35	7,530
Xylem, Inc.	45	6,092

		303,905

Miscellaneous Manufacturers — 0.3%
3M Co.	99	15,855
Axon Enterprise, Inc. (a)	21	12,083
Entegris, Inc.	73	6,161
Illinois Tool Works, Inc.	48	11,745
Parker-Hannifin Corp.	25	21,602
Teledyne Technologies, Inc. (a)	19	9,783
Textron, Inc.	47	4,083

		81,312

Packaging & Containers — 0.1%
Amcor plc, (Switzerland)	733	6,114
Ball Corp.	84	4,468
CCL Industries, Inc., (Canada), Class B	9	547
Packaging Corp. of America	27	5,670
Smurfit WestRock plc, (Ireland)	159	6,146

		22,945

Shipbuilding — 0.0% (g)
Huntington Ingalls Industries, Inc.	4	1,304

Transportation — 0.4%
Canadian National Railway Co., (Canada)	31	3,093
Canadian Pacific Kansas City Ltd., (Canada)	54	3,969
CH Robinson Worldwide, Inc.	24	3,917
CSX Corp.	393	14,263
Expeditors International of Washington, Inc.	28	4,230
FedEx Corp.	49	14,025
JB Hunt Transport Services, Inc.	16	3,127
Norfolk Southern Corp.	49	14,109
Old Dominion Freight Line, Inc.	37	5,743
TFI International, Inc., (Canada)	5	482
Union Pacific Corp.	122	28,144
United Parcel Service, Inc., Class B	146	14,494

		109,596

Total Industrial		1,612,877

Technology — 35.7%
Computers — 8.1%
Accenture plc, (Ireland), Class A	214	57,382
Apple, Inc.	6,772	1,841,096
CGI, Inc., (Canada)	12	1,079

SECURITY DESCRIPTION	SHARES	VALUE ($)

Computers — continued
Cognizant Technology Solutions Corp., Class A	170	14,072
Crowdstrike Holdings, Inc., Class A (a)	114	53,264
Dell Technologies, Inc., Class C	144	18,161
Fortinet, Inc. (a)	294	23,337
Gartner, Inc. (a)	25	6,302
Hewlett Packard Enterprise Co.	592	14,221
HP, Inc.	417	9,282
International Business Machines Corp.	321	95,024
Leidos Holdings, Inc.	23	4,202
NetApp, Inc.	85	9,062
Okta, Inc., Class A (a)	58	4,983
Pure Storage, Inc., Class A (a)	139	9,297
Seagate Technology Holdings plc	94	25,813
Super Micro Computer, Inc. (a)	245	7,157
Western Digital Corp.	154	26,489
Zscaler, Inc. (a)	49	10,958

		2,231,181

Office/Business Equipment — 0.0% (g)
Zebra Technologies Corp., Class A (a)	22	5,398

Semiconductors — 15.5%
Advanced Micro Devices, Inc. (a)	818	175,272
Analog Devices, Inc.	248	67,382
Applied Materials, Inc.	402	103,212
Astera Labs, Inc. (a)	67	11,081
Broadcom, Inc.	2,259	781,776
Intel Corp. (a)	2,276	84,002
KLA Corp.	66	80,427
Lam Research Corp.	635	108,768
Marvell Technology, Inc.	604	51,355
Microchip Technology, Inc.	268	17,076
Micron Technology, Inc.	565	161,382
Monolithic Power Systems, Inc.	24	21,667
NVIDIA Corp.	12,594	2,348,728
NXP Semiconductors NV, (Netherlands)	127	27,530
ON Semiconductor Corp. (a)	202	10,965
QUALCOMM, Inc.	539	92,184
Teradyne, Inc.	80	15,459
Texas Instruments, Inc.	456	79,075

		4,237,341

Software — 12.1%
Adobe, Inc. (a)	188	65,660
Atlassian Corp., (Australia), Class A (a)	76	12,341
Autodesk, Inc. (a)	96	28,403
Bentley Systems, Inc., Class B	64	2,451
Broadridge Financial Solutions, Inc.	27	5,968
Cadence Design Systems, Inc. (a)	122	38,024
Cloudflare, Inc., Class A (a)	109	21,547
Constellation Software, Inc., (Canada)	1	2,884
CoreWeave, Inc., Class A (a)	62	4,424
Datadog, Inc., Class A (a)	141	19,217

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2025	SIX CIRCLES TRUST	7

Six Circles Managed Equity Portfolio U.S. Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2025 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Software — continued
Descartes Systems Group, Inc. (The), (Canada) (a)	5	445
DocuSign, Inc., Class A (a)	89	6,096
Dynatrace, Inc. (a)	133	5,750
Electronic Arts, Inc.	63	12,940
Fair Isaac Corp. (a)	11	18,274
Fidelity National Information Services, Inc.	62	4,122
Fiserv, Inc. (a)	64	4,306
HubSpot, Inc. (a)	23	9,053
Intuit, Inc.	380	251,712
IonQ, Inc. (a)	134	6,008
Jack Henry & Associates, Inc.	6	1,020
Microsoft Corp.	4,236	2,048,522
MongoDB, Inc., Class A (a)	28	11,889
MSCI, Inc., Class A	10	5,569
Nutanix, Inc., Class A (a)	120	6,228
Open Text Corp., (Canada)	15	491
Oracle Corp.	773	150,672
Palantir Technologies, Inc., Class A (a)	1,029	182,940
Paychex, Inc.	59	6,645
Paycom Software, Inc.	8	1,317
PTC, Inc. (a)	52	8,996
ROBLOX Corp., Class A (a)	158	12,843
Roper Technologies, Inc.	48	21,563
Salesforce, Inc.	433	114,639
Samsara, Inc., Class A (a)	160	5,664
ServiceNow, Inc. (a)	472	72,231
Snowflake, Inc., Class A (a)	113	24,891
SS&C Technologies Holdings, Inc.	43	3,743
Strategy, Inc., Class A (a)	118	17,894
Synopsys, Inc. (a)	84	39,371
Take-Two Interactive Software, Inc. (a)	48	12,261
Twilio, Inc., Class A (a)	53	7,475
Tyler Technologies, Inc. (a)	19	8,502
Veeva Systems, Inc., Class A (a)	19	4,276
Workday, Inc., Class A (a)	115	24,704
Zoom Communications, Inc., Class A (a)	112	9,627

		3,323,598

Total Technology		9,797,518

Utilities — 3.4%
Electric — 3.1%
AES Corp. (The)	225	3,233
Alliant Energy Corp.	99	6,405
Ameren Corp.	315	31,501
American Electric Power Co., Inc.	240	27,632
Avista Corp.	26	990
Black Hills Corp.	23	1,616
Brookfield Renewable Corp.	8	317
CenterPoint Energy, Inc.	767	29,407
Clearway Energy, Inc., Class A	10	329
Clearway Energy, Inc., Class C	27	906
CMS Energy Corp.	340	23,771

SECURITY DESCRIPTION	SHARES	VALUE ($)

Electric — continued
Consolidated Edison, Inc.	390	38,772
Constellation Energy Corp.	137	48,267
Dominion Energy, Inc.	1,003	58,781
DTE Energy Co.	244	31,503
Duke Energy Corp.	358	41,934
Edison International	166	9,951
Emera, Inc., (Canada)	18	875
Entergy Corp.	200	18,467
Evergy, Inc.	93	6,770
Eversource Energy	166	11,176
Exelon Corp.	444	19,370
FirstEnergy Corp.	231	10,349
Fortis, Inc., (Canada)	30	1,555
Genie Energy Ltd., Class B	4	52
Hawaiian Electric Industries, Inc. (a)	55	679
Hydro One Ltd., (Canada) (e)	20	783
IDACORP, Inc.	17	2,156
MGE Energy, Inc.	12	922
NextEra Energy, Inc.	901	72,308
Northwestern Energy Group, Inc.	20	1,271
NRG Energy, Inc.	85	13,597
OGE Energy Corp.	64	2,734
Oklo, Inc., Class A (a)	52	3,698
Ormat Technologies, Inc.	18	2,002
Otter Tail Corp.	12	966
PG&E Corp.	984	15,807
Pinnacle West Capital Corp.	38	3,374
Portland General Electric Co.	34	1,649
PPL Corp.	325	11,369
Public Service Enterprise Group, Inc.	588	47,221
Sempra	747	65,932
Southern Co. (The)	499	43,525
Talen Energy Corp. (a)	12	4,596
TXNM Energy, Inc.	30	1,756
Unitil Corp.	6	288
Vistra Corp.	504	81,340
WEC Energy Group, Inc.	348	36,701
Xcel Energy, Inc.	262	19,320

		857,923

Gas — 0.2%
AltaGas Ltd., (Canada)	18	544
Atmos Energy Corp.	64	10,689
Canadian Utilities Ltd., (Canada), Class A	8	245
Chesapeake Utilities Corp.	8	940
MDU Resources Group, Inc.	62	1,214
National Fuel Gas Co.	27	2,181
New Jersey Resources Corp.	32	1,476
NiSource, Inc.	559	23,336
Northwest Natural Holding Co.	13	594
ONE Gas, Inc.	19	1,481
RGC Resources, Inc.	3	58
Southwest Gas Holdings, Inc.	19	1,557
Spire, Inc.	19	1,542
UGI Corp.	68	2,537

		48,394

SEE NOTES TO FINANCIAL STATEMENTS.

8	SIX CIRCLES TRUST	DECEMBER 31, 2025

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Water — 0.1%
American States Water Co.	12	870
American Water Works Co., Inc.	79	10,322
Artesian Resources Corp., Class A	3	84
California Water Service Group	19	818
Consolidated Water Co. Ltd., (Cayman Islands)	5	170
Essential Utilities, Inc.	101	3,890
H2O America	11	516
Middlesex Water Co.	5	271
York Water Co. (The)	4	135

		17,076

Total Utilities		923,393

Total Common Stocks (Cost $18,571,763)		27,341,374

	NUMBER OF WARRANTS
Warrant — 0.0%
Technology — 0.0%
Software — 0.0%
Constellation Software, Inc. (Canada), expiring 03/31/2040 (a)(bb) (Cost $—)	1	—

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)			VALUE ($)
Short-Term Investments — 0.4%
Time Deposits — 0.4%
Australia & New Zealand Banking Group Ltd., 2.98%, 01/02/2026		1,685		1,685
Brown Brothers Harriman & Co., 2.98%, 01/02/2026		—	(h)	—	(h)
Citibank NA, 2.98%, 01/02/2026		41,789		41,789
Royal Bank of Canada, 1.08%, 01/02/2026	CAD	206		151
2.98%, 01/02/2026		17,198		17,198
Sumitomo Mitsui Banking Corp., 2.98%, 01/02/2026		3,738		3,738
Sumitomo Mitsui Trust Bank Ltd., 2.98%, 01/02/2026		34,008		34,008

Total Short-Term Investments (Cost $98,569)				98,569

Total Investments — 99.9% (Cost — $18,670,332)				27,439,943

Other Assets in Excess of Liabilities — 0.1%				18,829

NET ASSETS — 100.0%				$27,458,772

Percentages indicated are based on net assets.

Futures contracts outstanding as of December 31, 2025:
Exchange Traded
DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)

Long Contracts
CME Micro E-mini Russell 2000 Index	52	03/2026	USD	657	(7)
E-mini Consumer Discretionary Select Sector Index	13	03/2026	USD	3,205	(43)
E-mini Consumer Staples Select Sector Index	13	03/2026	USD	1,037	(10)
E-mini Energy Select Sector Index	21	03/2026	USD	1,968	12
E-mini Financial Select Sector Index	3	03/2026	USD	513	(3)
E-mini Health Care Select Sector Index	14	03/2026	USD	2,214	(10)
E-mini Industrial Select Sector Index	6	03/2026	USD	953	(8)
E-mini Russell 1000 Value Index	2	03/2026	USD	210	(2)
E-mini Russell 2000 Index	2	03/2026	USD	253	(3)
E-mini Technology Select Sector Index	35	03/2026	USD	10,377	(139)
E-mini Utilities Select Sector Index	18	03/2026	USD	1,567	(6)
Micro E-mini NASDAQ 100 Index	180	03/2026	USD	9,274	(110)
Micro E-mini S&P 500 Index	40	03/2026	USD	1,391	(12)
S&P 500 E-mini Index	105	03/2026	USD	36,296	(110)
S&P Toronto Stock Exchange 60 Index	2	03/2026	CAD	545	(3)

Total unrealized appreciation (depreciation)					(454)

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2025	SIX CIRCLES TRUST	9

Six Circles Managed Equity Portfolio U.S. Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2025 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2025

REIT	— Real Estate Investment Trust
(a)	— Non-income producing security.
(e)

—  Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(g)	— Amount rounds to less than 0.05%.
(h)	— Amount rounds to less than 500 shares/principal or $500.
(bb)	— Security has been valued using significant unobservable inputs.
CAD	— Canadian Dollar
USD	— United States Dollar

Summary of Investments by Industry, December 31, 2025

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE

Internet	16.2%

Semiconductors	15.5%

Software	12.1%

Computers	8.1%

Pharmaceuticals	5.5%

Retail	4.5%

Healthcare — Products	4.0%

Electric	3.1%

Diversified Financial Services	2.9%

Oil & Gas	2.9%

Banks	2.8%

Telecommunications	2.1%

Auto Manufacturers	2.1%

Insurance	1.4%

Aerospace/Defense	1.3%

REITS	1.3%

Electronics	1.2%

Beverages	1.2%

Machinery — Diversified	1.1%

Healthcare — Services	1.1%

Biotechnology	1.1%

Others (Each less than 1.0%)	8.1%

Short-Term Investments	0.4%

SEE NOTES TO FINANCIAL STATEMENTS.

10	SIX CIRCLES TRUST	DECEMBER 31, 2025

Six Circles Managed Equity Portfolio International Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2025

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — 97.9%
Australia — 1.9%
ANZ Group Holdings Ltd.	543	13,128
APA Group	238	1,424
Aristocrat Leisure Ltd.	101	3,914
ASX Ltd.	36	1,234
Atlassian Corp., Class A (a)	1	84
BHP Group Ltd.	925	27,909
Brambles Ltd.	248	3,793
CAR Group Ltd.	69	1,423
Cochlear Ltd.	12	2,081
Coles Group Ltd.	244	3,483
Commonwealth Bank of Australia	305	32,516
Computershare Ltd.	96	2,165
CSL Ltd.	88	10,165
Evolution Mining Ltd.	370	3,098
Fortescue Ltd.	309	4,518
Goodman Group REIT	372	7,662
Insurance Australia Group Ltd.	431	2,288
Lottery Corp. Ltd. (The)	401	1,378
Lynas Rare Earths Ltd. (a)	165	1,355
Macquarie Group Ltd.	66	8,944
Medibank Pvt Ltd.	509	1,624
National Australia Bank Ltd.	557	15,673
Northern Star Resources Ltd.	247	4,353
Origin Energy Ltd.	314	2,400
Pro Medicus Ltd.	10	1,537
Qantas Airways Ltd.	136	937
QBE Insurance Group Ltd.	274	3,633
REA Group Ltd.	10	1,187
Rio Tinto Ltd.	68	6,600
Santos Ltd.	591	2,429
Scentre Group REIT	937	2,619
SGH Ltd.	37	1,151
Sigma Healthcare Ltd.	942	1,845
Sonic Healthcare Ltd.	85	1,281
South32 Ltd.	816	1,932
Stockland REIT	432	1,648
Suncorp Group Ltd.	199	2,331
Telstra Group Ltd.	723	2,346
Transurban Group	565	5,349
Vicinity Ltd. REIT	693	1,180
Washington H Soul Pattinson & Co. Ltd.	62	1,538
Wesfarmers Ltd.	207	11,138
Westpac Banking Corp.	623	15,978
WiseTech Global Ltd.	37	1,666
Woodside Energy Group Ltd.	346	5,389
Woolworths Group Ltd.	222	4,341

		234,667

Austria — 0.3%
Erste Group Bank AG	233	27,954
OMV AG	68	3,790
Raiffeisen Bank International AG	100	4,454
Verbund AG	46	3,310

		39,508

SECURITY DESCRIPTION	SHARES		VALUE ($)

Belgium — 1.0%
Ageas SA	113		7,891
Anheuser-Busch InBev SA	668		42,901
D’ieteren Group	1		105
Elia Group SA, Class B	29		3,708
Financiere de Tubize SA	14		3,385
Groupe Bruxelles Lambert NV	61		5,460
KBC Group NV	174		22,655
Lotus Bakeries NV	—	(h)	1,132
Sofina SA	13		3,626
Syensqo SA	28		2,210
UCB SA	88		24,522

			117,595

Bermuda — 0.0% (g)
Arch Capital Group Ltd. (a)	1		113
Everest Group Ltd.	—	(h)	46

			159

Brazil — 0.3%
Ambev SA	508		1,278
Axia Energia	131		1,213
B3 SA - Brasil Bolsa Balcao	589		1,499
Banco Bradesco SA	172		487
Banco BTG Pactual SA	139		1,335
Banco do Brasil SA	180		717
BB Seguridade Participacoes SA	73		485
Caixa Seguridade Participacoes S/A	49		150
Cia de Saneamento Basico do Estado de Sao Paulo SABESP (Registered)	53		1,282
Cia Paranaense de Energia - Copel	124		295
CPFL Energia SA	22		213
Embraer SA	76		1,214
Energisa SA	32		273
Eneva SA (a)	88		325
Engie Brasil Energia SA	28		161
Equatorial SA	132		930
JBS NV, Class A (a)	55		798
Klabin SA	83		285
Localiza Rent a Car SA	103		814
MBRF Global Foods Company SA	64		234
Motiva Infraestrutura de Mobilidade SA	102		280
NU Holdings Ltd., Class A (a)	378		6,321
Petroleo Brasileiro SA - Petrobras	396		2,352
Porto Seguro SA	20		179
PRIO SA (a)	87		652
Raia Drogasil SA	141		603
Rede D’Or Sao Luiz SA (e)	94		694
Rumo SA	139		373
StoneCo. Ltd., Class A (a)	31		452
Suzano SA	88		821
Telefonica Brasil SA	81		486
TIM SA	92		358
TOTVS SA	57		435
Ultrapar Participacoes SA	79		297

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2025	SIX CIRCLES TRUST	11

Six Circles Managed Equity Portfolio International Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2025 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Brazil — continued
Vale SA (Registered)	393	5,126
Vibra Energia SA	121	559
WEG SA	180	1,590
XP, Inc., Class A	48	792

		36,358

Canada — 1.9%
Agnico Eagle Mines Ltd.	41	6,968
Alamos Gold, Inc., Class A	34	1,330
Alimentation Couche-Tard, Inc.	61	3,333
AltaGas Ltd.	24	746
ARC Resources Ltd.	47	890
AtkinsRealis Group, Inc.	14	872
Bank of Montreal	58	7,586
Bank of Nova Scotia (The)	101	7,477
Barrick Mining Corp.	139	6,061
BCE, Inc.	6	142
Bombardier, Inc., Class B (a)	7	1,229
Brookfield Corp.	168	7,730
CAE, Inc. (a)	25	757
Cameco Corp.	36	3,261
Canadian Imperial Bank of Commerce	76	6,886
Canadian National Railway Co.	43	4,251
Canadian Natural Resources Ltd.	171	5,781
Canadian Pacific Kansas City Ltd.	74	5,456
Canadian Tire Corp. Ltd., Class A	4	521
Canadian Utilities Ltd., Class A	11	334
CCL Industries, Inc., Class B	12	756
Celestica, Inc. (a)	9	2,774
Cenovus Energy, Inc.	115	1,954
CGI, Inc.	16	1,479
Constellation Software, Inc.	2	3,959
Descartes Systems Group, Inc. (The) (a)	7	618
Dollarama, Inc.	22	3,351
Element Fleet Management Corp.	33	859
Emera, Inc.	25	1,210
Empire Co. Ltd., Class A	10	355
Enbridge, Inc.	178	8,526
Fairfax Financial Holdings Ltd.	2	3,251
First Quantum Minerals Ltd. (a)	58	1,554
FirstService Corp.	3	524
Fortis, Inc.	41	2,142
Franco-Nevada Corp.	16	3,264
George Weston Ltd.	14	976
GFL Environmental, Inc.	20	856
Gildan Activewear, Inc., Class A	14	896
Great-West Lifeco, Inc.	23	1,112
Hydro One Ltd. (e)	27	1,069
iA Financial Corp., Inc.	8	974
IGM Financial, Inc.	7	305
Imperial Oil Ltd.	14	1,233
Intact Financial Corp.	15	3,028
Ivanhoe Mines Ltd., Class A (a)	64	726
Keyera Corp.	19	603

SECURITY DESCRIPTION	SHARES		VALUE ($)

Canada — continued
Kinross Gold Corp.	99		2,794
Loblaw Cos. Ltd.	49		2,206
Lululemon Athletica, Inc. (a)	—	(h)	67
Lundin Gold, Inc.	9		737
Lundin Mining Corp., Class Common S	56		1,196
Magna International, Inc.	22		1,160
Manulife Financial Corp.	138		5,028
Metro, Inc.	17		1,207
National Bank of Canada	32		4,030
Nutrien Ltd.	40		2,444
Open Text Corp.	21		674
Pan American Silver Corp.	34		1,784
Pembina Pipeline Corp., Class Common S	47		1,804
Power Corp. of Canada	45		2,413
Rogers Communications, Inc., Class B	30		1,131
Royal Bank of Canada	115		19,576
Saputo, Inc.	20		607
Shopify, Inc., Class A (a)	100		16,079
Stantec, Inc.	9		878
Sun Life Financial, Inc.	46		2,863
Suncor Energy, Inc.	99		4,385
TC Energy Corp.	85		4,680
Teck Resources Ltd., Class B	37		1,786
TELUS Corp.	42		549
TFI International, Inc.	6		662
Thomson Reuters Corp.	13		1,692
TMX Group Ltd.	23		864
Toromont Industries Ltd.	7		804
Toronto-Dominion Bank (The)	139		13,099
Tourmaline Oil Corp.	30		1,351
Waste Connections, Inc.	1		148
Wheaton Precious Metals Corp.	37		4,361
Whitecap Resources, Inc., Class Common S	99		830
WSP Global, Inc.	11		1,940

			225,794

Chile — 0.2%
Antofagasta plc	367		16,115
Banco de Chile	5,001		966
Banco de Credito e Inversiones SA	10		618
Banco Santander Chile	6,920		546
Cencosud SA	129		414
Empresas CMPC SA	92		144
Empresas Copec SA	39		309
Enel Americas SA	2,370		225
Enel Chile SA	3,058		251
Falabella SA	70		492
Latam Airlines Group SA	33,800		915
Plaza SA	84		297

			21,292

China — 0.0% (g)
Yangzijiang Shipbuilding Holdings Ltd.	473		1,278

SEE NOTES TO FINANCIAL STATEMENTS.

12	SIX CIRCLES TRUST	DECEMBER 31, 2025

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Colombia — 0.0% (g)
Grupo Cibest SA	29	531
Interconexion Electrica SA ESP	45	297

		828

Czech Republic — 0.0% (g)
CEZ A/S	17	1,044
Komercni Banka A/S	10	543
Moneta Money Bank A/S (e)	32	299

		1,886

Denmark — 2.5%
AP Moller — Maersk A/S, Class A	1	3,376
AP Moller — Maersk A/S, Class B	2	4,759
Carlsberg A/S, Class B	59	7,776
Coloplast A/S, Class B	12	992
Danske Bank A/S	506	25,263
Demant A/S (a)	9	301
DSV A/S	106	26,738
Genmab A/S (a)	6	1,729
Novo Nordisk A/S, Class B	3,646	184,927
Novonesis (Novozymes) B, Class B	133	8,541
Orsted A/S (e) (a)	351	6,700
Pandora A/S	50	5,514
ROCKWOOL A/S, Class B	51	1,789
Tryg A/S	253	6,626
Vestas Wind Systems A/S	524	14,185

		299,216

Egypt — 0.0% (g)
Commercial International Bank—Egypt (CIB), GDR	276	596
Eastern Co. SAE	107	84
Talaat Moustafa Group	66	111

		791

Finland — 1.0%
Elisa OYJ	61	2,684
Fortum OYJ	298	6,336
Kesko OYJ, Class B	7	161
Kone OYJ, Class B	177	12,507
Metso OYJ	346	6,022
Neste OYJ	155	3,496
Nokia OYJ	136	875
Nordea Bank Abp	2,352	44,246
Orion OYJ, Class B	76	5,689
Sampo OYJ, Class A	1,835	22,196
Stora Enso OYJ, Class R	221	2,755
UPM-Kymmene OYJ	200	5,785
Wartsila OYJ Abp	262	9,259

		122,011

France — 11.6%
Accor SA	5	282
Aeroports de Paris SA	18	2,338
Air Liquide SA	409	76,945

SECURITY DESCRIPTION	SHARES	VALUE ($)

France — continued
Airbus SE	307	71,182
Alstom SA (a)	179	5,285
Amundi SA (e)	46	3,832
AXA SA	1,313	63,021
BioMerieux	4	488
BNP Paribas SA	761	72,006
Bollore SE	255	1,433
Bouygues SA	99	5,145
Bureau Veritas SA	176	5,597
Capgemini SE	4	656
Carrefour SA	15	253
Cie de Saint-Gobain SA	233	23,702
Cie Generale des Etablissements Michelin SCA	17	569
Covivio SA REIT	1	96
Credit Agricole SA	810	16,674
Danone SA	262	23,668
Dassault Aviation SA	10	3,246
Dassault Systemes SE	17	479
Edenred SE	180	3,980
Eiffage SA	35	5,076
Engie SA	1,213	31,865
EssilorLuxottica SA	28	8,697
FDJ UNITED	3	78
Gecina SA REIT	1	118
Getlink SE	158	2,912
Hermes International SCA	20	49,630
Ipsen SA	26	3,644
Kering SA	47	16,418
Klepierre SA REIT	6	222
Legrand SA	136	20,235
L’Oreal SA	402	172,600
LVMH Moet Hennessy Louis Vuitton SE	158	118,972
Orange SA	7,380	123,154
Pernod Ricard SA	154	13,181
Publicis Groupe SA	97	10,114
Renault SA	82	3,382
Rexel SA	116	4,549
Safran SA	187	65,127
Sanofi SA	769	74,402
Sartorius Stedim Biotech	3	651
Schneider Electric SE	285	77,877
Societe Generale SA	1,369	110,211
Sodexo SA	2	116
Thales SA	48	12,981
TotalEnergies SE	915	59,678
Unibail-Rodamco-Westfield REIT	3	340
Veolia Environnement SA	419	14,584
Vinci SA	259	36,443

		1,418,134

Germany — 14.2%
adidas AG	108	21,360
Allianz SE (Registered)	292	135,213

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2025	SIX CIRCLES TRUST	13

Six Circles Managed Equity Portfolio International Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2025 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES		VALUE ($)
Common Stocks — continued
Germany — continued
BASF SE	338		17,802
Bayer AG (Registered)	684		29,664
Bayerische Motoren Werke AG	119		12,935
Beiersdorf AG	70		7,705
Brenntag SE	117		6,791
Commerzbank AG	555		23,426
Continental AG	3		225
CTS Eventim AG & Co. KGaA	27		2,430
Daimler Truck Holding AG	455		19,698
Delivery Hero SE, Class A (e) (a)	5		131
Deutsche Bank AG (Registered)	1,401		54,010
Deutsche Boerse AG	143		37,475
Deutsche Lufthansa AG (Registered)	572		5,615
Deutsche Post AG	919		50,104
Deutsche Telekom AG (Registered)	7,167		233,298
E.ON SE	1,492		28,242
Evonik Industries AG	97		1,511
Fresenius Medical Care AG	20		958
Fresenius SE & Co. KGaA	39		2,219
GEA Group AG	141		9,499
Hannover Rueck SE	46		14,266
Heidelberg Materials AG	51		13,150
Henkel AG & Co. KGaA	3		200
Hensoldt AG	61		5,214
HOCHTIEF AG	15		5,799
Infineon Technologies AG	34		1,462
KION Group AG	—	(h)	—	(h)
Knorr-Bremse AG	69		7,673
LEG Immobilien SE	2		144
Mercedes-Benz Group AG	307		21,286
Merck KGaA	90		12,847
MTU Aero Engines AG	52		21,361
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	99		65,107
Nemetschek SE	71		7,709
Rational AG	5		3,794
Rheinmetall AG	44		80,306
RWE AG	420		22,250
SAP SE	1,289		313,095
Scout24 SE (e)	32		3,205
Siemens AG (Registered)	727		203,681
Siemens Energy AG (a)	1,518		212,899
Siemens Healthineers AG (e)	31		1,625
Symrise AG, Class A	50		4,079
Talanx AG	49		6,546
Vonovia SE	19		561
Zalando SE (e) (a)	6		170

			1,728,740

Greece — 0.0% (g)
Alpha Bank SA	231		971
Eurobank SA	282		1,134
Hellenic Telecommunications Organization SA	17		344

SECURITY DESCRIPTION	SHARES	VALUE ($)

Greece — continued
JUMBO SA	12	409
National Bank of Greece SA	92	1,404
OPAP SA	21	463
Piraeus Bank SA (a)	125	999
Public Power Corp. SA	23	485

		6,209

Hong Kong — 0.8%
AIA Group Ltd.	1,916	19,717
BOC Hong Kong Holdings Ltd.	683	3,466
CK Asset Holdings Ltd.	352	1,778
CK Hutchison Holdings Ltd.	490	3,331
CK Infrastructure Holdings Ltd.	116	856
CLP Holdings Ltd.	301	2,688
Futu Holdings Ltd., ADR (a)	10	1,700
Galaxy Entertainment Group Ltd.	364	1,795
Hang Seng Bank Ltd.	137	2,693
Henderson Land Development Co. Ltd.	267	967
HKT Trust & HKT Ltd.	694	1,028
Hong Kong & China Gas Co. Ltd.	2,063	1,860
Hong Kong Exchanges & Clearing Ltd.	212	11,092
Hongkong Land Holdings Ltd.	198	1,375
Jardine Matheson Holdings Ltd.	30	2,027
Link REIT	478	2,133
MTR Corp. Ltd.	286	1,095
Power Assets Holdings Ltd.	253	1,789
Prudential plc	1,940	29,844
Sino Land Co. Ltd.	698	919
SITC International Holdings Co. Ltd.	251	898
Sun Hung Kai Properties Ltd.	267	3,245
Swire Pacific Ltd., Class A	67	536
Techtronic Industries Co. Ltd.	268	3,077
WH Group Ltd. (Registered) (e)	1,519	1,692
Wharf Holdings Ltd. (The)	191	534
Wharf Real Estate Investment Co. Ltd.	308	973

		103,108

Hungary — 0.0% (g)
MOL Hungarian Oil & Gas plc	49	437
OTP Bank Nyrt	26	2,761
Richter Gedeon Nyrt	17	523

		3,721

India — 1.4%
ABB India Ltd.	6	343
Adani Enterprises Ltd.	18	436
Adani Ports & Special Economic Zone Ltd.	55	892
Adani Power Ltd. (a)	313	497
Alkem Laboratories Ltd.	4	265
Ambuja Cements Ltd.	57	351
APL Apollo Tubes Ltd.	22	463
Apollo Hospitals Enterprise Ltd.	12	955
Ashok Leyland Ltd.	313	624
Asian Paints Ltd.	42	1,297

SEE NOTES TO FINANCIAL STATEMENTS.

14	SIX CIRCLES TRUST	DECEMBER 31, 2025

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
India — continued
Astral Ltd.	14	211
AU Small Finance Bank Ltd. (e)	41	454
Aurobindo Pharma Ltd.	29	383
Avenue Supermarts Ltd. (e) (a)	18	757
Axis Bank Ltd.	246	3,482
Bajaj Auto Ltd.	8	816
Bajaj Finance Ltd.	303	3,329
Bajaj Finserv Ltd.	42	949
Bajaj Holdings & Investment Ltd.	3	360
Balkrishna Industries Ltd.	8	206
Bank of Baroda	128	423
Bharat Electronics Ltd.	395	1,758
Bharat Forge Ltd.	29	474
Bharat Heavy Electricals Ltd.	126	404
Bharat Petroleum Corp. Ltd.	162	691
Bharti Airtel Ltd.	283	6,641
Bosch Ltd.	1	343
Britannia Industries Ltd.	12	807
Canara Bank	243	419
CG Power & Industrial Solutions Ltd.	76	545
Cholamandalam Investment and Finance Co. Ltd.	46	873
Cipla Ltd.	61	1,029
Coal India Ltd.	204	905
Colgate-Palmolive India Ltd.	15	343
Coromandel International Ltd.	11	289
Cummins India Ltd.	15	744
Dabur India Ltd.	60	333
Divi’s Laboratories Ltd.	13	934
Dixon Technologies India Ltd. (Registered)	4	561
DLF Ltd.	85	651
Dr Reddy’s Laboratories Ltd.	59	830
Eicher Motors Ltd.	15	1,198
Eternal Ltd. (a)	261	808
Fortis Healthcare Ltd.	54	529
FSN E-Commerce Ventures Ltd. (a)	143	421
GAIL India Ltd.	237	454
GE Vernova T&D India Ltd.	14	489
GMR Airports Ltd. (a)	342	397
Godrej Consumer Products Ltd.	43	593
Godrej Properties Ltd. (a)	17	369
Grasim Industries Ltd.	30	932
Havells India Ltd.	26	408
HCL Technologies Ltd.	104	1,885
HDFC Asset Management Co. Ltd. (e)	20	601
HDFC Bank Ltd.	1,245	13,750
HDFC Life Insurance Co. Ltd. (e)	98	818
Hero MotoCorp. Ltd.	13	854
Hindalco Industries Ltd.	145	1,426
Hindustan Aeronautics Ltd. (Registered)	23	1,136
Hindustan Petroleum Corp. Ltd.	98	545
Hindustan Unilever Ltd.	90	2,320
Hitachi Energy India Ltd.	2	341

SECURITY DESCRIPTION	SHARES		VALUE ($)

India — continued
Hyundai Motor India Ltd.	17		444
ICICI Bank Ltd.	572		8,555
ICICI Lombard General Insurance Co. Ltd. (e)	26		557
ICICI Prudential Life Insurance Co. Ltd. (e)	36		271
IDFC First Bank Ltd.	419		399
Indian Hotels Co. Ltd. (The), Class A	88		724
Indian Oil Corp. Ltd.	328		607
Indian Railway Catering & Tourism Corp. Ltd.	28		214
Indus Towers Ltd. (a)	154		723
IndusInd Bank Ltd. (a)	61		584
Info Edge India Ltd.	41		603
Infosys Ltd.	364		6,547
InterGlobe Aviation Ltd. (e)	22		1,222
ITC Ltd.	343		1,539
Jindal Stainless Ltd.	35		323
Jindal Steel Ltd.	37		436
Jio Financial Services Ltd.	306		1,005
JSW Energy Ltd.	44		236
JSW Steel Ltd.	67		874
Jubilant Foodworks Ltd.	46		288
Kalyan Jewellers India Ltd.	41		221
Kotak Mahindra Bank Ltd.	118		2,901
Kwality Wall’s India Ltd. (a)(bb)	90		38
Larsen & Toubro Ltd.	75		3,396
Lodha Developers Ltd. (e)	37		433
LTIMindtree Ltd. (e)	8		535
Lupin Ltd.	28		647
Mahindra & Mahindra Ltd.	103		4,248
Mankind Pharma Ltd.	13		329
Marico Ltd.	56		467
Maruti Suzuki India Ltd.	14		2,585
Max Healthcare Institute Ltd.	89		1,034
Mphasis Ltd.	12		360
MRF Ltd.	—	(h)	424
Muthoot Finance Ltd.	15		640
Nestle India Ltd.	73		1,050
NHPC Ltd.	292		258
NMDC Ltd.	336		311
NTPC Ltd.	478		1,756
Oberoi Realty Ltd.	13		237
Oil & Natural Gas Corp. Ltd.	347		928
Oil India Ltd.	50		236
One 97 Communications Ltd. (a)	45		646
Oracle Financial Services Software Ltd.	2		199
Page Industries Ltd.	1		238
PB Fintech Ltd. (a)	39		800
Persistent Systems Ltd.	13		874
Petronet LNG Ltd.	79		249
Phoenix Mills Ltd. (The)	23		468
PI Industries Ltd.	8		298
Pidilite Industries Ltd.	35		573

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2025	SIX CIRCLES TRUST	15

Six Circles Managed Equity Portfolio International Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2025 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
India — continued
Polycab India Ltd.	6	482
Power Finance Corp. Ltd.	168	663
Power Grid Corp. of India Ltd.	496	1,459
Prestige Estates Projects Ltd.	19	345
Punjab National Bank	287	395
Rail Vikas Nigam Ltd. (Registered)	58	232
REC Ltd.	142	565
Reliance Industries Ltd.	669	11,699
Samvardhana Motherson International Ltd.	456	610
SBI Cards & Payment Services Ltd.	34	324
SBI Life Insurance Co. Ltd. (e)	49	1,113
Shree Cement Ltd.	1	303
Shriram Finance Ltd.	151	1,671
Siemens Energy India Ltd. (a)	10	277
Siemens Ltd.	9	296
Solar Industries India Ltd.	3	435
SRF Ltd.	16	557
State Bank of India	206	2,251
Sun Pharmaceutical Industries Ltd.	105	2,007
Sundaram Finance Ltd.	7	425
Supreme Industries Ltd.	6	227
Suzlon Energy Ltd. (a)	1,070	628
Swiggy Ltd. (a)	140	605
Tata Communications Ltd.	12	243
Tata Consultancy Services Ltd.	100	3,562
Tata Consumer Products Ltd.	66	875
Tata Motors Ltd. (a)	223	1,032
Tata Motors Passenger Vehicles Limited	223	914
Tata Power Co. Ltd. (The)	178	754
Tata Steel Ltd.	829	1,662
Tech Mahindra Ltd.	59	1,042
Titan Co. Ltd.	39	1,774
Torrent Pharmaceuticals Ltd.	12	524
Torrent Power Ltd.	17	252
Trent Ltd.	19	914
Tube Investments of India Ltd.	12	343
TVS Motor Co. Ltd.	26	1,071
UltraTech Cement Ltd.	13	1,674
Union Bank of India Ltd.	158	270
United Spirits Ltd.	31	499
UPL Ltd.	59	527
Varun Beverages Ltd.	150	820
Vedanta Ltd.	152	1,026
Vishal Mega Mart Ltd. (a)	220	334
Vodafone Idea Ltd. (a)	3,418	410
Voltas Ltd.	25	379
WAAREE Energies Ltd.	10	315
Wipro Ltd.	292	859
Yes Bank Ltd. (a)	1,668	401
Zydus Lifesciences Ltd.	25	253

		171,169

SECURITY DESCRIPTION	SHARES		VALUE ($)

Indonesia — 0.1%
Amman Mineral Internasional PT (a)	1,673		644
Astra International Tbk. PT	2,243		900
Bank Central Asia Tbk. PT	6,022		2,908
Bank Mandiri Persero Tbk. PT	4,066		1,240
Bank Negara Indonesia Persero Tbk. PT	1,682		440
Bank Rakyat Indonesia Persero Tbk. PT	7,424		1,626
Barito Pacific Tbk. PT (a)	2,367		463
Barito Renewables Energy Tbk. PT (a)	879		511
Bumi Resources Minerals Tbk. PT (a)	6,240		411
Chandra Asri Pacific Tbk. PT	795		333
Charoen Pokphand Indonesia Tbk. PT	818		221
Dian Swastatika Sentosa Tbk. PT (a)	101		610
GoTo Gojek Tokopedia Tbk. PT, Class A (a)	101,301		387
Indofood Sukses Makmur Tbk. PT	469		190
Petrindo Jaya Kreasi Tbk. PT	2,503		350
Sumber Alfaria Trijaya Tbk. PT	2,512		297
Telkom Indonesia Persero Tbk. PT	5,346		1,119
United Tractors Tbk. PT	177		313

			12,963

Ireland — 0.8%
Accenture plc, Class A	2		519
AerCap Holdings NV	92		13,184
AIB Group plc	1,608		17,193
Allegion plc	—	(h)	39
Aptiv plc (a)	1		56
Bank of Ireland Group plc	724		13,852
CRH plc	2		259
DCC plc	46		2,849
Eaton Corp. plc	1		385
Experian plc	476		21,462
Kerry Group plc, Class A	64		5,874
Kingspan Group plc	80		6,912
Medtronic plc	4		384
Ryanair Holdings plc	437		15,061
Smurfit WestRock plc	2		62
TE Connectivity plc	1		217
Trane Technologies plc	1		265

			98,573

Italy — 4.0%
Banca Mediolanum SpA	167		3,797
Banca Monte dei Paschi di Siena SpA	1,500		15,967
Banco BPM SpA	864		13,122
Bio On SpA (a)(bb)	1		—
BPER Banca SpA	1,110		14,995
Buzzi SpA	29		1,768
Davide Campari-Milano NV	470		3,033
Enel SpA	5,402		56,171
Eni SpA	946		17,925
Ferrari NV	54		19,914
FinecoBank Banca Fineco SpA	465		12,061

SEE NOTES TO FINANCIAL STATEMENTS.

16	SIX CIRCLES TRUST	DECEMBER 31, 2025

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Italy — continued
Generali	645	26,972
Infrastrutture Wireless Italiane SpA (e)	119	1,097
Intesa Sanpaolo SpA	10,785	74,526
Leonardo SpA	210	12,022
Moncler SpA	147	9,423
Nexi SpA (e)	394	1,940
Poste Italiane SpA (e)	347	8,721
Prysmian SpA	146	14,582
Recordati Industria Chimica e Farmaceutica SpA	80	4,522
Snam SpA	1,339	8,898
Telecom Italia SpA (a)	4,890	2,938
Terna - Rete Elettrica Nazionale	941	10,016
UniCredit SpA	1,731	143,407
Unipol Assicurazioni SpA	270	6,481

		484,298

Japan — 5.9%
Advantest Corp.	122	15,414
Aeon Co. Ltd.	355	5,610
AGC, Inc.	31	1,021
Aisin Corp.	79	1,471
Ajinomoto Co., Inc.	144	3,046
ANA Holdings, Inc.	26	488
Asahi Group Holdings Ltd.	243	2,543
Asahi Kasei Corp.	208	1,848
Asics Corp.	111	2,672
Astellas Pharma, Inc.	288	3,826
Bandai Namco Holdings, Inc.	93	2,486
Bridgestone Corp.	181	4,081
Canon, Inc.	138	4,068
Capcom Co. Ltd.	54	1,261
Central Japan Railway Co.	123	3,402
Chiba Bank Ltd. (The)	89	990
Chubu Electric Power Co., Inc.	109	1,679
Chugai Pharmaceutical Co. Ltd.	107	5,619
Dai Nippon Printing Co. Ltd.	62	1,072
Daifuku Co. Ltd.	52	1,630
Dai-ichi Life Holdings, Inc.	558	4,633
Daiichi Sankyo Co. Ltd.	287	6,088
Daikin Industries Ltd.	42	5,384
Daito Trust Construction Co. Ltd.	48	908
Daiwa House Industry Co. Ltd.	90	2,973
Daiwa Securities Group, Inc.	214	1,874
Denso Corp.	277	3,831
Disco Corp.	15	4,479
East Japan Railway Co.	153	4,035
Ebara Corp.	74	1,751
Eisai Co. Ltd.	41	1,229
ENEOS Holdings, Inc.	432	3,054
FANUC Corp.	149	5,795
Fast Retailing Co. Ltd.	30	11,023
Fuji Electric Co. Ltd.	22	1,691
FUJIFILM Holdings Corp.	178	3,779

SECURITY DESCRIPTION	SHARES	VALUE ($)

Japan — continued
Fujikura Ltd.	40	4,436
Fujitsu Ltd.	280	7,701
Hankyu Hanshin Holdings, Inc.	38	963
Hikari Tsushin, Inc.	3	785
Hitachi Ltd.	729	22,872
Honda Motor Co. Ltd.	589	5,783
Hoya Corp.	55	8,281
Hulic Co. Ltd.	72	784
Idemitsu Kosan Co. Ltd.	121	918
IHI Corp.	164	2,883
Inpex Corp.	140	2,806
Isuzu Motors Ltd.	84	1,314
ITOCHU Corp.	946	11,953
Japan Airlines Co. Ltd.	22	415
Japan Exchange Group, Inc.	156	1,666
Japan Post Bank Co. Ltd.	284	4,001
Japan Post Holdings Co. Ltd.	284	2,999
Japan Post Insurance Co. Ltd.	29	881
Japan Tobacco, Inc.	191	6,876
JFE Holdings, Inc.	93	1,179
JX Advanced Metals Corp.	88	1,094
Kajima Corp.	68	2,524
Kansai Electric Power Co., Inc. (The)	151	2,378
KAO Corp.	74	2,965
Kawasaki Heavy Industries Ltd.	24	1,578
Kawasaki Kisen Kaisha Ltd.	57	795
KDDI Corp.	467	8,074
Keyence Corp.	31	11,213
Kikkoman Corp.	110	995
Kioxia Holdings Corp. (a)	30	2,003
Kirin Holdings Co. Ltd.	125	1,867
Kobe Bussan Co. Ltd.	24	566
Komatsu Ltd.	151	4,788
Konami Group Corp.	16	2,187
Kubota Corp.	156	2,208
Kyocera Corp.	205	2,867
Kyowa Kirin Co. Ltd.	37	594
Lasertec Corp.	13	2,439
LY Corp.	439	1,169
M3, Inc.	69	934
Makita Corp.	35	1,064
Marubeni Corp.	225	6,263
MatsukiyoCocokara & Co.	52	895
MINEBEA MITSUMI, Inc.	57	1,149
Mitsubishi Chemical Group Corp.	206	1,205
Mitsubishi Corp.	513	11,734
Mitsubishi Electric Corp.	303	8,829
Mitsubishi Estate Co. Ltd.	169	4,113
Mitsubishi HC Capital, Inc.	139	1,164
Mitsubishi Heavy Industries Ltd.	510	12,455
Mitsubishi UFJ Financial Group, Inc.	1,825	28,966
Mitsui & Co. Ltd.	393	11,674
Mitsui Fudosan Co. Ltd.	419	4,765
Mitsui OSK Lines Ltd.	55	1,663

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2025	SIX CIRCLES TRUST	17

Six Circles Managed Equity Portfolio International Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2025 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Japan — continued
Mizuho Financial Group, Inc.	396	14,466
MonotaRO Co. Ltd.	40	634
MS&AD Insurance Group Holdings, Inc.	206	4,825
Murata Manufacturing Co. Ltd.	266	5,500
NEC Corp.	206	6,984
Nexon Co. Ltd.	58	1,427
NIDEC Corp.	134	1,821
Nintendo Co. Ltd.	176	11,862
Nippon Building Fund, Inc. REIT	1	1,119
Nippon Paint Holdings Co. Ltd.	153	1,024
Nippon Sanso Holdings Corp.	28	834
Nippon Steel Corp.	770	3,150
Nippon Yusen KK	66	2,135
Nissan Motor Co. Ltd. (a)	350	868
Nitori Holdings Co. Ltd.	63	1,101
Nitto Denko Corp.	108	2,581
Nomura Holdings, Inc.	477	3,975
Nomura Research Institute Ltd.	60	2,299
NTT, Inc.	4,768	4,813
Obayashi Corp.	102	2,126
Obic Co. Ltd.	52	1,632
Olympus Corp.	182	2,308
Oracle Corp. Japan	6	513
Oriental Land Co. Ltd.	172	3,180
ORIX Corp.	186	5,428
Osaka Gas Co. Ltd.	56	1,956
Otsuka Corp.	37	769
Otsuka Holdings Co. Ltd.	69	3,903
Pan Pacific International Holdings Corp.	300	1,788
Panasonic Holdings Corp.	370	4,795
Rakuten Group, Inc. (a)	243	1,558
Recruit Holdings Co. Ltd.	224	12,587
Renesas Electronics Corp. (a)	282	3,867
Resona Holdings, Inc.	330	3,144
Ryohin Keikaku Co. Ltd.	82	1,439
Sanrio Co. Ltd.	28	889
SBI Holdings, Inc.	90	1,940
SCREEN Holdings Co. Ltd.	13	1,266
Secom Co. Ltd.	63	2,253
Seibu Holdings, Inc.	33	909
Sekisui Chemical Co. Ltd.	60	1,014
Sekisui House Ltd.	94	2,095
Seven & i Holdings Co. Ltd.	330	4,747
SG Holdings Co. Ltd.	48	436
Shimadzu Corp.	37	993
Shimano, Inc.	12	1,244
Shin-Etsu Chemical Co. Ltd.	269	8,340
Shionogi & Co. Ltd.	121	2,190
Shiseido Co. Ltd.	63	917
SMC Corp.	9	3,183
SoftBank Corp.	4,581	6,290
SoftBank Group Corp.	608	17,068
Sompo Holdings, Inc.	141	4,779
Sony Financial Group, Inc. (a)	973	1,031

SECURITY DESCRIPTION	SHARES	VALUE ($)

Japan — continued
Sony Group Corp.	979	25,115
Subaru Corp.	94	2,024
Sumitomo Corp.	174	6,016
Sumitomo Electric Industries Ltd.	113	4,563
Sumitomo Metal Mining Co. Ltd.	39	1,566
Sumitomo Mitsui Financial Group, Inc.	583	18,763
Sumitomo Mitsui Trust Group, Inc.	101	3,084
Sumitomo Realty & Development Co. Ltd.	97	2,443
Suntory Beverage & Food Ltd.	23	677
Suzuki Motor Corp.	250	3,736
Sysmex Corp.	81	797
T&D Holdings, Inc.	73	1,690
Taisei Corp.	23	2,208
Takeda Pharmaceutical Co. Ltd.	254	7,875
TDK Corp.	308	4,363
Terumo Corp.	212	3,079
TIS, Inc.	34	1,142
Toho Co. Ltd.	17	841
Tokio Marine Holdings, Inc.	293	10,813
Tokyo Electron Ltd.	71	15,880
Tokyo Gas Co. Ltd.	50	1,994
Tokyo Metro Co. Ltd.	45	461
Tokyu Corp.	78	916
TOPPAN Holdings, Inc.	37	1,103
Toray Industries, Inc.	221	1,443
Toyota Industries Corp.	26	2,948
Toyota Motor Corp.	1,509	32,405
Toyota Tsusho Corp.	110	3,706
Trend Micro, Inc.	20	831
Tsuruha Holdings, Inc.	42	764
Unicharm Corp.	178	1,018
West Japan Railway Co.	65	1,299
Yamaha Motor Co. Ltd.	146	1,084
Yokogawa Electric Corp.	36	1,145
Yokohama Financial Group, Inc.	167	1,376
Zensho Holdings Co. Ltd.	15	865
ZOZO, Inc.	70	579

		720,034

Kuwait — 0.1%
Boubyan Bank KSCP	156	362
Gulf Bank KSCP	225	260
Kuwait Finance House KSCP	1,259	3,318
Mabanee Co. KPSC	58	204
Mobile Telecommunications Co. KSCP	255	430
National Bank of Kuwait SAKP	911	3,004
Warba Bank KSCP (a)	243	232

		7,810

Luxembourg — 0.2%
ArcelorMittal SA	437	20,045
CVC Capital Partners plc (e)	158	2,650
Eurofins Scientific SE	11	788

SEE NOTES TO FINANCIAL STATEMENTS.

18	SIX CIRCLES TRUST	DECEMBER 31, 2025

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Luxembourg — continued
Reinet Investments SCA	15	523
Tenaris SA	137	2,645
Zabka Group SA (a)	44	279

		26,930

Macau — 0.0% (g)
Sands China Ltd.	447	1,127

Malaysia — 0.1%
AMMB Holdings Bhd.	251	402
Axiata Group Bhd.	273	170
CELCOMDIGI Bhd.	412	324
CIMB Group Holdings Bhd.	858	1,742
Gamuda Bhd.	529	648
Hong Leong Bank Bhd.	75	406
IHH Healthcare Bhd.	211	455
IOI Corp. Bhd	275	271
Kuala Lumpur Kepong Bhd.	51	249
Malayan Banking Bhd.	685	1,768
Maxis Bhd.	276	258
MISC Bhd.	139	266
MR DIY Group M Bhd. (e)	397	149
Nestle Malaysia Bhd.	9	242
Petronas Chemicals Group Bhd.	311	278
Petronas Dagangan Bhd.	30	145
Petronas Gas Bhd.	89	396
Press Metal Aluminium Holdings Bhd.	383	671
Public Bank Bhd.	1,586	1,774
QL Resources Bhd.	150	140
RHB Bank Bhd.	179	341
SD Guthrie Bhd.	223	314
Sunway Bhd.	267	369
Telekom Malaysia Bhd.	104	205
Tenaga Nasional Bhd.	288	974
YTL Corp. Bhd	292	146
YTL Power International Bhd.	322	263

		13,366

Mexico — 0.3%
America Movil SAB de CV, Class B	2,052	2,119
Arca Continental SAB de CV	59	633
Cemex SAB de CV	1,737	1,994
Coca-Cola Femsa SAB de CV	55	527
Fibra Uno Administracion SA de CV REIT	349	525
Fomento Economico Mexicano SAB de CV	185	1,873
Fresnillo plc	206	9,172
Gruma SAB de CV, Class B	15	263
Grupo Aeroportuario del Centro Norte SAB de CV, Class B	31	420
Grupo Aeroportuario del Pacifico SAB de CV, Class B	42	1,110
Grupo Aeroportuario del Sureste SAB de CV, Class B	20	649
Grupo Bimbo SAB de CV	140	458

SECURITY DESCRIPTION	SHARES	VALUE ($)

Mexico — continued
Grupo Carso SAB de CV, Class A1	60	391
Grupo Comercial Chedraui SA de CV	40	271
Grupo Financiero Banorte SAB de CV, Class O	282	2,613
Grupo Financiero Inbursa SAB de CV, Class O	181	436
Grupo Mexico SAB de CV, Class B	339	3,208
Industrias Penoles SAB de CV (a)	21	1,113
Kimberly-Clark de Mexico SAB de CV, Class A	150	320
Prologis Property Mexico SA de CV REIT	116	486
Promotora y Operadora de Infraestructura SAB de CV	21	316
Sigma Foods SAB de CV, Class A	366	320
Wal-Mart de Mexico SAB de CV	596	1,854

		31,071

Netherlands — 5.3%
ABN AMRO Bank NV, CVA GDR (e)	443	15,473
Adyen NV (e) (a)	19	30,794
Aegon Ltd.	996	7,748
Akzo Nobel NV	65	4,512
Argenx SE (a)	6	4,747
ASM International NV	34	20,830
ASML Holding NV	285	307,081
ASR Nederland NV	118	8,411
BE Semiconductor Industries NV	54	8,383
Euronext NV (e)	57	8,616
EXOR NV	71	5,989
Ferrovial SE	267	17,305
Heineken Holding NV	72	5,260
Heineken NV	172	14,227
IMCD NV	31	2,824
ING Groep NV	2,288	64,313
JDE Peet’s NV	78	2,912
Koninklijke Ahold Delhaize NV	23	948
Koninklijke KPN NV	1,657	7,741
Koninklijke Philips NV	70	1,920
Magnum Ice Cream Co. NV (The) (a)	231	3,695
Nebius Group NV, Class A (a)	5	454
NEPI Rockcastle NV (a)	66	580
NN Group NV	204	15,762
NXP Semiconductors NV	1	177
Prosus NV (a)	841	52,088
QIAGEN NV	20	898
Randstad NV	57	2,174
Stellantis NV	857	9,388
Universal Music Group NV	468	12,209
Wolters Kluwer NV	121	12,512

		649,971

New Zealand — 0.1%
Auckland International Airport Ltd.	295	1,415
Contact Energy Ltd.	150	797

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2025	SIX CIRCLES TRUST	19

Six Circles Managed Equity Portfolio International Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2025 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES		VALUE ($)
Common Stocks — continued
New Zealand — continued
Fisher & Paykel Healthcare Corp. Ltd.	107		2,333
Infratil Ltd.	172		1,097
Meridian Energy Ltd.	236		761
Xero Ltd. (a)	30		2,300

			8,703

Norway — 0.6%
Aker BP ASA	115		2,938
DNB Bank ASA	673		18,739
Equinor ASA	355		8,364
Gjensidige Forsikring ASA	154		4,594
Kongsberg Gruppen ASA	230		5,882
Mowi ASA	252		6,068
Norsk Hydro ASA	1,289		9,951
Orkla ASA	381		4,238
Salmar ASA	18		1,083
Telenor ASA	262		3,815
Yara International ASA	63		2,569

			68,241

Peru — 0.0% (g)
Cia de Minas Buenaventura SAA, ADR	18		496
Credicorp Ltd.	8		2,227

			2,723

Philippines — 0.0% (g)
Ayala Corp.	24		192
Ayala Land, Inc.	600		229
Bank of the Philippine Islands	219		431
BDO Unibank, Inc.	245		560
International Container Terminal Services, Inc.	110		1,058
Jollibee Foods Corp.	59		180
Manila Electric Co.	34		336
Metropolitan Bank & Trust Co.	186		217
PLDT, Inc.	7		157
SM Investments Corp.	23		274
SM Prime Holdings, Inc.	968		374

			4,008

Poland — 0.1%
Allegro.eu SA (e) (a)	95		815
Bank Millennium SA (a)	65		299
Bank Polska Kasa Opieki SA	20		1,118
Budimex SA	2		268
CCC SA (a)	5		176
CD Projekt SA	7		445
Dino Polska SA (e) (a)	56		646
InPost SA (a)	129		1,584
KGHM Polska Miedz SA (a)	15		1,176
LPP SA	—	(h)	665
mBank SA (a)	1		422
ORLEN SA	66		1,757
PGE Polska Grupa Energetyczna SA (a)	86		210

SECURITY DESCRIPTION	SHARES	VALUE ($)

Poland — continued
Powszechna Kasa Oszczednosci Bank Polski SA	95	2,233
Powszechny Zaklad Ubezpieczen SA	65	1,203
Santander Bank Polska SA	4	656

		13,673

Portugal — 0.2%
Banco Comercial Portugues SA, Class R	5,696	5,996
EDP SA	2,086	9,609
Galp Energia SGPS SA	191	3,288
Jeronimo Martins SGPS SA	7	170

		19,063

Qatar — 0.1%
Al Rayan Bank	787	474
Barwa Real Estate Co.	255	183
Commercial Bank PSQC (The)	350	404
Dukhan Bank	162	156
Industries Qatar QSC	177	580
Mesaieed Petrochemical Holding Co.	433	130
Ooredoo QPSC	105	376
Qatar Electricity & Water Co. QSC	52	216
Qatar Fuel QSC	47	198
Qatar Gas Transport Co. Ltd.	267	329
Qatar International Islamic Bank QSC	98	308
Qatar Islamic Bank QPSC	193	1,271
Qatar National Bank QPSC	494	2,534

		7,159

Saudi Arabia — 0.3%
ACWA Power Co. (a)	18	856
Ades Holding Co.	29	136
Al Rajhi Bank	212	5,505
Alinma Bank	132	861
Almarai Co. JSC	51	594
Arab National Bank	99	570
Arabian Internet & Communications Services Co.	2	137
Bank AlBilad	83	549
Bank Al-Jazira (a)	71	212
Banque Saudi Fransi	130	583
Bupa Arabia for Cooperative Insurance Co.	9	329
Co. for Cooperative Insurance (The)	9	284
Dallah Healthcare Co.	3	100
Dar Al Arkan Real Estate Development Co. (a)	52	222
Dr Sulaiman Al Habib Medical Services Group Co.	9	633
Elm Co.	2	492
Etihad Etisalat Co.	39	682
Jabal Omar Development Co. (a)	55	218
Jarir Marketing Co.	69	235
Makkah Construction & Development Co.	10	220

SEE NOTES TO FINANCIAL STATEMENTS.

20	SIX CIRCLES TRUST	DECEMBER 31, 2025

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Saudi Arabia — continued
Mouwasat Medical Services Co.	11	203
Riyad Bank	160	1,159
SABIC Agri-Nutrients Co.	24	695
Sahara International Petrochemical Co.	32	126
SAL Saudi Logistics Services	3	139
Saudi Arabian Mining Co. (a)	149	2,428
Saudi Arabian Oil Co. (e)	667	4,237
Saudi Awwal Bank	109	942
Saudi Basic Industries Corp.	100	1,368
Saudi Electricity Co.	94	351
Saudi Investment Bank (The)	86	301
Saudi National Bank (The)	323	3,257
Saudi Research & Media Group (a)	3	107
Saudi Tadawul Group Holding Co.	5	200
Saudi Telecom Co.	220	2,520
Yanbu National Petrochemical Co.	30	223

		31,674

Singapore — 0.5%
CapitaLand Ascendas REIT	699	1,538
CapitaLand Integrated Commercial Trust REIT	1,105	2,052
CapitaLand Investment Ltd.	428	901
DBS Group Holdings Ltd.	387	16,966
Grab Holdings Ltd., Class A (a)	436	2,177
Keppel Ltd.	269	2,161
Oversea-Chinese Banking Corp. Ltd.	616	9,470
Sea Ltd., ADR (a)	70	8,897
Sembcorp Industries Ltd.	165	771
Singapore Airlines Ltd.	284	1,412
Singapore Exchange Ltd.	148	1,948
Singapore Technologies Engineering Ltd.	284	1,854
Singapore Telecommunications Ltd.	1,357	4,801
United Overseas Bank Ltd.	228	6,213
Wilmar International Ltd.	352	842

		62,003

South Africa — 0.3%
Absa Group Ltd.	92	1,336
Bid Corp. Ltd.	37	947
Bidvest Group Ltd.	35	501
Capitec Bank Holdings Ltd.	10	2,411
Clicks Group Ltd.	28	578
Discovery Ltd.	57	783
FirstRand Ltd.	550	3,015
Gold Fields Ltd.	97	4,219
Harmony Gold Mining Co. Ltd.	63	1,262
Impala Platinum Holdings Ltd.	99	1,557
MTN Group Ltd.	191	1,953
Naspers Ltd., Class N	87	5,775
Nedbank Group Ltd.	52	841
Northam Platinum Holdings Ltd.	39	800
OUTsurance Group Ltd.	84	365
Pepkor Holdings Ltd. (e)	358	573

SECURITY DESCRIPTION	SHARES		VALUE ($)

South Africa — continued
Remgro Ltd.	56		616
Sanlam Ltd.	195		1,162
Sasol Ltd. (a)	67		425
Shoprite Holdings Ltd.	50		823
Sibanye Stillwater Ltd. (a)	309		1,127
Standard Bank Group Ltd.	141		2,469
Valterra Platinum Ltd.	28		2,402
Vodacom Group Ltd.	63		541

			36,481

South Korea — 1.2%
Alteogen, Inc. (a)	4		1,390
Amorepacific Corp.	3		236
APR Corp. (a)	3		427
Celltrion, Inc. (a)	17		2,116
Coway Co. Ltd. (a)	6		351
DB Insurance Co. Ltd.	5		411
Doosan Bobcat, Inc. (a)	6		224
Doosan Co. Ltd.	1		444
Doosan Enerbility Co. Ltd. (a)	50		2,591
Ecopro BM Co. Ltd. (a)	5		537
Ecopro Co. Ltd.	11		704
Hana Financial Group, Inc.	30		1,957
Hanjin Kal Corp. (a)	3		228
Hankook Tire & Technology Co. Ltd.	8		309
Hanmi Semiconductor Co. Ltd.	5		445
Hanwha Aerospace Co. Ltd. (a)	4		2,396
Hanwha Ocean Co. Ltd. (a)	15		1,158
Hanwha Systems Co. Ltd. (a)	9		356
HD Hyundai Co. Ltd.	5		608
HD Hyundai Electric Co. Ltd.	3		1,372
HD Hyundai Heavy Industries Co. Ltd.	4		1,418
HD Hyundai Marine Solution Co. Ltd.	2		230
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	5		1,273
HLB, Inc. (a)	12		433
HMM Co. Ltd.	27		380
HYBE Co. Ltd. (a)	2		557
Hyosung Heavy Industries Corp. (a)	1		788
Hyundai Glovis Co. Ltd.	4		508
Hyundai Mobis Co. Ltd.	7		1,698
Hyundai Motor Co.	14		2,972
Hyundai Rotem Co. Ltd.	8		1,073
Industrial Bank of Korea	30		438
Kakao Corp.	35		1,443
KakaoBank Corp.	18		271
KB Financial Group, Inc.	40		3,422
Kia Corp.	26		2,166
Korea Aerospace Industries Ltd.	7		583
Korea Electric Power Corp. (a)	28		930
Korea Investment Holdings Co. Ltd.	5		591
Korea Zinc Co. Ltd.	—	(h)	379
Korean Air Lines Co. Ltd. (a)	22		350
Krafton, Inc. (a)	3		575

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2025	SIX CIRCLES TRUST	21

Six Circles Managed Equity Portfolio International Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2025 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES		VALUE ($)
Common Stocks — continued
South Korea — continued
KT&G Corp.	10		973
LG Chem Ltd.	5		1,220
LG Corp.	10		558
LG Display Co. Ltd. (a)	35		286
LG Electronics, Inc.	11		714
LG Energy Solution Ltd. (a)	5		1,283
LG H&H Co. Ltd.	1		181
LG Uplus Corp.	22		229
LIG Nex1 Co. Ltd. (a)	1		406
LS Electric Co. Ltd. (a)	2		549
Meritz Financial Group, Inc.	9		737
Mirae Asset Securities Co. Ltd.	25		411
NAVER Corp.	16		2,648
NH Investment & Securities Co. Ltd.	15		226
POSCO Future M Co. Ltd. (a)	4		493
POSCO Holdings, Inc.	8		1,706
Posco International Corp.	5		157
Samsung Biologics Co. Ltd. (e) (a)	1		1,430
Samsung C&T Corp. (a)	9		1,506
Samsung Electro-Mechanics Co. Ltd. (a)	6		1,064
Samsung Electronics Co. Ltd.	518		43,454
Samsung Fire & Marine Insurance Co. Ltd.	3		1,153
Samsung Heavy Industries Co. Ltd. (a)	76		1,264
Samsung Life Insurance Co. Ltd.	9		964
Samsung SDI Co. Ltd. (a)	6		1,205
Samsung SDS Co. Ltd. (a)	5		556
Samyang Foods Co. Ltd.	—	(h)	365
Shinhan Financial Group Co. Ltd.	47		2,516
SK Biopharmaceuticals Co. Ltd. (a)	3		300
SK Hynix, Inc.	60		26,963
SK Innovation Co. Ltd.	7		518
SK Square Co. Ltd. (a)	10		2,534
SK Telecom Co. Ltd.	14		526
SK, Inc.	4		739
S-Oil Corp. (a)	5		297
Woori Financial Group, Inc.	71		1,387
Yuhan Corp. (a)	6		452

			142,708

Spain — 3.8%
Acciona SA	16		3,567
ACS Actividades de Construccion y Servicios SA	92		9,127
Aena SME SA (e)	390		10,910
Amadeus IT Group SA	12		867
Banco Bilbao Vizcaya Argentaria SA	4,364		102,376
Banco de Sabadell SA	3,817		15,044
Banco Santander SA	11,273		132,686
Bankinter SA	509		8,430
CaixaBank SA	2,952		36,091
Cellnex Telecom SA (e)	211		6,788
EDP Renovaveis SA	209		2,950
Endesa SA	214		7,720

SECURITY DESCRIPTION	SHARES	VALUE ($)

Spain — continued
Grifols SA	27	342
Iberdrola SA	4,217	91,311
Industria de Diseno Textil SA	28	1,853
Mapfre SA	701	3,519
Naturgy Energy Group SA	157	4,779
Redeia Corp. SA	243	4,338
Repsol SA	520	9,694
Telefonica SA	1,570	6,445

		458,837

Sweden — 3.1%
AddTech AB, Class B	134	4,731
Alfa Laval AB	151	7,556
Assa Abloy AB, Class B	521	20,116
Atlas Copco AB, Class A	1,394	24,811
Atlas Copco AB, Class B	812	12,986
Beijer Ref AB, Class B	211	3,393
Boliden AB (a)	265	14,653
Epiroc AB, Class A	343	7,722
Epiroc AB, Class B	202	4,073
EQT AB	375	14,659
Essity AB, Class B	16	448
Evolution AB (e)	3	232
Fastighets AB Balder, Class B (a)	18	136
H & M Hennes & Mauritz AB, Class B	13	253
Hexagon AB, Class B	53	627
Holmen AB, Class B	27	1,021
Industrivarden AB, Class A	90	4,022
Industrivarden AB, Class C	119	5,335
Indutrade AB	143	3,700
Investment AB Latour, Class B	76	1,853
Investor AB, Class B	1,380	49,161
L E Lundbergforetagen AB, Class B	57	3,144
Lifco AB, Class B	120	4,563
Nibe Industrier AB, Class B	783	2,991
Saab AB, Class B	167	9,665
Sagax AB, Class B	6	121
Sandvik AB	554	17,895
Securitas AB, Class B	257	4,085
Skandinaviska Enskilda Banken AB, Class A	1,147	24,175
Skanska AB, Class B	178	4,851
SKF AB, Class B	176	4,662
Spotify Technology SA (a)	67	38,643
Svenska Cellulosa AB SCA, Class B	230	3,055
Svenska Handelsbanken AB, Class A	1,099	15,925
Swedbank AB, Class A	643	22,321
Swedish Orphan Biovitrum AB (a)	18	641
Tele2 AB, Class B	233	3,904
Telefonaktiebolaget LM Ericsson, Class B	72	698
Telia Co. AB	1,004	4,292
Trelleborg AB, Class B	105	4,430
Volvo AB, Class B	825	26,267

		377,816

SEE NOTES TO FINANCIAL STATEMENTS.

22	SIX CIRCLES TRUST	DECEMBER 31, 2025

SECURITY DESCRIPTION	SHARES		VALUE ($)
Common Stocks — continued
Switzerland — 11.0%
ABB Ltd. (Registered)	814		60,002
Alcon AG	46		3,618
Amcor plc	9		71
Amrize Ltd. (a)	2		82
Avolta AG	2		132
Banque Cantonale Vaudoise (Registered)	23		2,910
Barry Callebaut AG (Registered)	3		4,514
Belimo Holding AG (Registered)	5		4,963
BKW AG	14		3,001
Chocoladefabriken Lindt & Spruengli AG	1		10,608
Chocoladefabriken Lindt & Spruengli AG (Registered)	—	(h)	15,839
Chubb Ltd.	1		364
Cie Financiere Richemont SA, Class A (Registered)	339		73,174
Coca-Cola HBC AG (a)	118		6,102
DSM-Firmenich AG	65		5,284
EMS-Chemie Holding AG (Registered)	3		1,842
Galderma Group AG	108		21,918
Garmin Ltd.	1		106
Geberit AG (Registered)	18		13,686
Givaudan SA (Registered)	3		13,843
Glencore plc (a)	9,355		51,139
Helvetia Baloise Holding AG	60		15,873
Holcim AG (a)	193		18,826
Julius Baer Group Ltd.	155		12,125
Kuehne + Nagel International AG (Registered)	25		5,406
Logitech International SA (Registered)	4		397
Lonza Group AG (Registered)	6		4,330
Nestle SA (Registered)	2,454		243,552
Novartis AG (Registered)	1,323		182,359
Partners Group Holding AG	17		21,102
Roche Holding AG	511		211,368
Sandoz Group AG	291		21,126
Schindler Holding AG	21		8,034
Schindler Holding AG (Registered)	12		4,286
SGS SA (Registered)	86		9,872
Sika AG (Registered)	58		11,732
Sonova Holding AG (Registered)	5		1,201
STMicroelectronics NV	17		454
Straumann Holding AG (Registered)	10		1,186
Swatch Group AG (The)	18		3,840
Swiss Life Holding AG (Registered)	22		24,886
Swiss Prime Site AG (Registered)	2		328
Swiss Re AG	226		37,688
Swisscom AG (Registered)	11		8,007
UBS Group AG (Registered)	2,404		110,994
VAT Group AG (e)	14		6,760
Zurich Insurance Group AG	110		83,492

			1,342,422

SECURITY DESCRIPTION	SHARES	VALUE ($)

Taiwan — 2.5%
Accton Technology Corp.	53	2,000
Advantech Co. Ltd.	56	512
Airtac International Group	16	472
Alchip Technologies Ltd.	9	1,005
ASE Technology Holding Co. Ltd.	360	2,839
Asia Cement Corp.	258	305
Asia Vital Components Co. Ltd.	36	1,728
ASPEED Technology, Inc.	3	690
Asustek Computer, Inc.	78	1,356
Bizlink Holding, Inc.	19	918
Caliway Biopharmaceuticals Co. Ltd. (a)	117	577
Catcher Technology Co. Ltd.	64	423
Cathay Financial Holding Co. Ltd.	1,030	2,485
Chailease Holding Co. Ltd.	160	537
Chang Hwa Commercial Bank Ltd.	800	520
Cheng Shin Rubber Industry Co. Ltd.	188	176
China Airlines Ltd.	327	210
China Steel Corp.	1,192	720
Chroma ATE, Inc.	42	1,039
Chunghwa Telecom Co. Ltd.	416	1,729
Compal Electronics, Inc.	439	424
CTBC Financial Holding Co. Ltd.	1,834	2,930
Delta Electronics, Inc.	214	6,528
E Ink Holdings, Inc.	99	622
E.Sun Financial Holding Co. Ltd.	1,538	1,652
Eclat Textile Co. Ltd.	20	245
Elite Material Co. Ltd.	32	1,677
eMemory Technology, Inc.	7	384
Eva Airways Corp.	350	407
Evergreen Marine Corp. Taiwan Ltd.	126	760
Far Eastern New Century Corp.	274	242
Far EasTone Telecommunications Co. Ltd.	180	505
Feng TAY Enterprise Co. Ltd.	43	159
First Financial Holding Co. Ltd.	1,266	1,184
Formosa Chemicals & Fibre Corp.	414	422
Formosa Plastics Corp.	453	562
Fortune Electric Co. Ltd.	18	427
Fubon Financial Holding Co. Ltd.	935	2,861
Gigabyte Technology Co. Ltd.	57	451
Global Unichip Corp.	9	605
Globalwafers Co. Ltd.	26	336
Gold Circuit Electronics Ltd.	36	786
Hon Hai Precision Industry Co. Ltd.	1,385	10,153
Hotai Motor Co. Ltd.	31	542
Hua Nan Financial Holdings Co. Ltd.	996	983
Innolux Corp.	733	398
International Games System Co. Ltd.	26	597
Inventec Corp.	289	394
Jentech Precision Industrial Co. Ltd.	9	785
KGI Financial Holding Co. Ltd.	1,777	974
King Slide Works Co. Ltd.	6	716
King Yuan Electronics Co. Ltd.	121	953
Largan Precision Co. Ltd.	11	870

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2025	SIX CIRCLES TRUST	23

Six Circles Managed Equity Portfolio International Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2025 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Taiwan — continued
Lite-On Technology Corp., ADR	213	1,108
Lotes Co. Ltd.	9	371
MediaTek, Inc.	167	7,583
Mega Financial Holding Co. Ltd.	1,258	1,602
Nan Ya Plastics Corp.	555	1,061
Nien Made Enterprise Co. Ltd.	20	230
Novatek Microelectronics Corp.	62	737
Pegatron Corp.	231	504
PharmaEssentia Corp.	36	539
President Chain Store Corp.	65	458
Quanta Computer, Inc.	303	2,617
Realtek Semiconductor Corp.	53	823
Shanghai Commercial & Savings Bank Ltd. (The)	393	507
SinoPac Financial Holdings Co. Ltd.	1,303	1,185
Taiwan Business Bank	762	388
Taiwan Cooperative Financial Holding Co. Ltd.	1,211	937
Taiwan High Speed Rail Corp.	213	190
Taiwan Mobile Co. Ltd.	180	621
Taiwan Semiconductor Manufacturing Co. Ltd.	4,343	213,490
TCC Group Holdings Co. Ltd.	731	539
Teco Electric & Machinery Co. Ltd.	132	354
TS Financial Holding Co. Ltd.	2,379	1,544
Unimicron Technology Corp.	140	978
Uni-President Enterprises Corp.	513	1,258
United Microelectronics Corp.	1,245	1,944
Vanguard International Semiconductor Corp.	121	353
Wan Hai Lines Ltd.	79	197
Wistron Corp.	320	1,529
Wiwynn Corp.	12	1,710
Yageo Corp.	182	1,334
Yang Ming Marine Transport Corp.	163	288
Yuanta Financial Holding Co. Ltd.	1,238	1,547
Zhen Ding Technology Holding Ltd.	70	315

		310,616

Thailand — 0.1%
Advanced Info Service PCL, NVDR	123	1,224
Airports of Thailand PCL, NVDR	440	739
Bangkok Dusit Medical Services PCL, NVDR	1,193	731
Bumrungrad Hospital PCL, NVDR	71	355
Central Pattana PCL, NVDR	219	383
Charoen Pokphand Foods PCL, NVDR	392	272
CP ALL PCL, NVDR	583	805
CP AXTRA PCL, NVDR	183	91
Delta Electronics Thailand PCL, NVDR	343	1,872
Gulf Development PCL, NVDR (a)	453	598
Kasikornbank PCL, NVDR	90	554
Krung Thai Bank PCL, NVDR	374	335
Minor International PCL, NVDR	337	259

SECURITY DESCRIPTION	SHARES	VALUE ($)

Thailand — continued
PTT Exploration & Production PCL, NVDR	157	562
PTT PCL, NVDR	1,064	1,080
SCB X PCL, NVDR	116	513
Siam Cement PCL (The), NVDR	78	452
TMBThanachart Bank PCL, NVDR	3,707	237
True Corp. PCL, NVDR	997	345

		11,407

Turkey — 0.0% (g)
Akbank TAS	325	528
Aselsan Elektronik Sanayi Ve Ticaret A/S	142	767
BIM Birlesik Magazalar A/S	47	587
Eregli Demir ve Celik Fabrikalari TAS	367	203
Ford Otomotiv Sanayi A/S	54	117
Haci Omer Sabanci Holding A/S	118	232
KOC Holding A/S	73	287
Turk Hava Yollari AO	62	387
Turkcell Iletisim Hizmetleri A/S	122	265
Turkiye Is Bankasi A/S, Class C	838	274
Turkiye Petrol Rafinerileri A/S	106	456
Yapi ve Kredi Bankasi A/S (a)	341	287

		4,390

United Arab Emirates — 0.1%
Abu Dhabi Commercial Bank PJSC	347	1,350
Abu Dhabi Islamic Bank PJSC	157	887
Abu Dhabi National Oil Co. for Distribution PJSC	444	471
ADNOC Drilling Co. PJSC	381	555
Adnoc Gas plc	759	733
ADNOC Logistics & Services	203	327
Aldar Properties PJSC	417	986
Americana Restaurants International PLC—Foreign Co.	263	116
Dubai Electricity & Water Authority PJSC	635	478
Dubai Islamic Bank PJSC	313	790
Emaar Development PJSC	110	454
Emaar Properties PJSC	717	2,736
Emirates NBD Bank PJSC	208	1,576
Emirates Telecommunications Group Co. PJSC	379	1,890
First Abu Dhabi Bank PJSC	482	2,287
NMC Health plc (a)(bb)	16	—
Salik Co. PJSC	238	412
Two Point Zero Group PJSC (a)	363	258

		16,306

United Kingdom — 18.5%
3i Group plc	752	32,981
Admiral Group plc	196	8,389
Anglo American plc	1,041	43,079
Anglogold Ashanti Plc	55	4,750
Aon plc, Class A	1	226
Ashtead Group plc	219	14,922

SEE NOTES TO FINANCIAL STATEMENTS.

24	SIX CIRCLES TRUST	DECEMBER 31, 2025

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
United Kingdom — continued
Associated British Foods plc	70	1,995
AstraZeneca plc	1,079	199,750
Auto Trader Group plc (e)	368	2,903
Aviva plc	2,303	21,174
BAE Systems plc	5,671	130,521
Barclays plc	10,572	67,673
Barratt Redrow plc	35	178
BP plc	7,249	42,274
British American Tobacco plc	4,667	264,603
BT Group plc	2,545	6,304
Bunzl plc	168	4,691
Centrica plc	3,687	8,407
CNH Industrial NV	3	27
Coca-Cola Europacific Partners plc	159	14,382
Compass Group plc	43	1,377
Diageo plc	986	21,252
Endeavour Mining plc	180	9,388
Entain plc	16	159
GSK plc	2,829	69,365
Haleon plc	6,199	31,328
Halma plc	10	461
Hikma Pharmaceuticals plc	117	2,429
HSBC Holdings plc	13,034	205,110
Imperial Brands plc	20	823
Informa plc	551	6,533
InterContinental Hotels Group plc (a)	4	520
International Consolidated Airlines Group SA	621	3,445
Intertek Group plc	80	4,962
J Sainsbury plc	44	192
JD Sports Fashion plc	64	72
Kingfisher plc	44	187
Land Securities Group plc REIT	18	155
Legal & General Group plc	4,291	15,103
Lloyds Banking Group plc	44,828	59,295
London Stock Exchange Group plc	354	42,555
M&G plc	1,751	6,742
Marks & Spencer Group plc	52	233
Melrose Industries plc	2,229	17,582
National Grid plc	3,874	59,420
NatWest Group plc	6,084	53,372
Next plc	3	547
Pearson plc	15	209
Pentair plc	1	61
Phoenix Group Holdings plc	537	5,317
Reckitt Benckiser Group plc	362	29,306
RELX plc	947	38,165
Rentokil Initial plc	1,306	7,793
Rio Tinto plc	1,050	84,615
Rolls-Royce Holdings plc	15,435	238,720
Sage Group plc (The)	25	358
Schroders plc	542	2,963
Segro plc REIT	33	321
Severn Trent plc	212	7,954

SECURITY DESCRIPTION	SHARES		VALUE ($)

United Kingdom — continued
Shell plc	4,098		151,027
Smith & Nephew plc	73		1,221
Smiths Group plc	169		5,346
Spirax Group plc	38		3,469
SSE plc	941		27,600
Standard Chartered plc	1,473		35,954
Tesco plc	166		990
Unilever plc	1,575		102,916
United Utilities Group plc	533		8,564
Vodafone Group plc	8,149		10,863
Whitbread plc	4		151
Willis Towers Watson plc	—	(h)	99
Wise plc, Class A (a)	502		6,011

			2,251,829

United States — 1.5%
3M Co.	2		272
Abbott Laboratories	5		677
AbbVie, Inc.	5		1,240
Adobe, Inc. (a)	1		461
Advanced Micro Devices, Inc. (a)	5		1,059
AECOM	—	(h)	36
Affirm Holdings, Inc., Class A (a)	1		70
Aflac, Inc.	2		176
Agilent Technologies, Inc.	1		119
Air Products & Chemicals, Inc.	1		168
Airbnb, Inc., Class A (a)	1		191
Alexandria Real Estate Equities, Inc. REIT	1		25
Alliant Energy Corp.	1		58
Allstate Corp. (The)	1		178
Alnylam Pharmaceuticals, Inc. (a)	—	(h)	162
Alphabet, Inc., Class A	18		5,545
Alphabet, Inc., Class C	15		4,671
Altria Group, Inc.	5		297
Amazon.com, Inc. (a)	29		6,748
Ameren Corp.	1		87
American Electric Power Co., Inc.	2		188
American Express Co.	2		632
American Financial Group, Inc.	—	(h)	33
American Homes 4 Rent, Class A REIT	1		35
American International Group, Inc.	2		143
American Tower Corp. REIT	1		254
American Water Works Co., Inc.	1		82
Ameriprise Financial, Inc.	—	(h)	143
AMETEK, Inc.	1		149
Amgen, Inc.	2		545
Amphenol Corp., Class A	4		514
Analog Devices, Inc.	2		417
Annaly Capital Management, Inc. REIT	2		43
Apollo Global Management, Inc.	1		204
Apple, Inc.	45		12,288
Applied Materials, Inc.	2		634
AppLovin Corp., Class A (a)	1		489
Archer-Daniels-Midland Co.	1		83

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2025	SIX CIRCLES TRUST	25

Six Circles Managed Equity Portfolio International Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2025 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES		VALUE ($)
Common Stocks — continued
United States — continued
Ares Management Corp., Class A	1		115
Arista Networks, Inc. (a)	3		441
Arthur J Gallagher & Co.	1		205
Astera Labs, Inc. (a)	—	(h)	68
AT&T, Inc.	22		552
Atmos Energy Corp.	1		85
Autodesk, Inc. (a)	1		199
Automatic Data Processing, Inc.	1		328
AutoZone, Inc. (a)	—	(h)	183
AvalonBay Communities, Inc. REIT	—	(h)	84
Avery Dennison Corp.	—	(h)	43
Axon Enterprise, Inc. (a)	—	(h)	129
Baker Hughes Co., Class A	3		143
Ball Corp.	1		45
Bank of America Corp.	23		1,280
Bank of New York Mellon Corp. (The)	2		259
Baxter International, Inc.	2		32
Becton Dickinson & Co.	1		174
Bentley Systems, Inc., Class B	—	(h)	17
Berkshire Hathaway, Inc., Class B (a)	4		2,139
Best Buy Co., Inc.	1		46
Biogen, Inc. (a)	1		88
Blackstone, Inc.	2		351
Block, Inc., Class A (a)	2		109
Bloom Energy Corp., Class A (a)	1		59
Boeing Co. (The) (a)	2		522
Booking Holdings, Inc.	—	(h)	536
Booz Allen Hamilton Holding Corp., Class A	—	(h)	40
Boston Scientific Corp. (a)	5		441
Bristol-Myers Squibb Co.	6		337
Broadcom, Inc.	14		4,729
Broadridge Financial Solutions, Inc.	—	(h)	93
Brookfield Asset Management Ltd., Class A	33		1,749
Brookfield Renewable Corp.	11		437
Brown & Brown, Inc.	1		75
Brown-Forman Corp., Class B	1		20
Builders FirstSource, Inc. (a)	—	(h)	32
Bunge Global SA	1		48
Burlington Stores, Inc. (a)	—	(h)	55
BXP, Inc. REIT	1		34
Cadence Design Systems, Inc. (a)	1		262
Capital One Financial Corp.	2		515
Cardinal Health, Inc.	1		152
Carlisle Cos., Inc.	—	(h)	41
Carlyle Group, Inc. (The)	1		46
Carnival Corp. (a)	3		96
Carrier Global Corp.	2		125
Carvana Co., Class A (a)	—	(h)	170
Caterpillar, Inc.	1		821
Cboe Global Markets, Inc.	—	(h)	84
CBRE Group, Inc., Class A (a)	1		155
CDW Corp.	—	(h)	62

SECURITY DESCRIPTION	SHARES		VALUE ($)

United States — continued
Cencora, Inc.	1		193
Centene Corp. (a)	2		69
CenterPoint Energy, Inc.	2		81
CF Industries Holdings, Inc.	1		47
CH Robinson Worldwide, Inc.	—	(h)	63
Charles Schwab Corp. (The)	5		540
Charter Communications, Inc., Class A (a)	—	(h)	54
Cheniere Energy, Inc.	1		139
Chevron Corp.	6		897
Chipotle Mexican Grill, Inc., Class A (a)	4		164
Church & Dwight Co., Inc.	1		70
Ciena Corp. (a)	—	(h)	101
Cigna Group (The)	1		228
Cincinnati Financial Corp.	—	(h)	79
Cintas Corp.	1		214
Cisco Systems, Inc.	12		929
Citigroup, Inc.	6		661
Citizens Financial Group, Inc.	1		87
Clorox Co. (The)	—	(h)	47
Cloudflare, Inc., Class A (a)	1		191
CME Group, Inc., Class A	1		308
CMS Energy Corp.	1		69
Coca-Cola Co. (The)	12		872
Cognizant Technology Solutions Corp., Class A	1		123
Coinbase Global, Inc., Class A (a)	1		148
Colgate-Palmolive Co.	2		185
Comcast Corp., Class A	11		341
Comfort Systems USA, Inc.	—	(h)	101
ConocoPhillips	4		362
Consolidated Edison, Inc.	1		113
Constellation Brands, Inc., Class A	—	(h)	63
Constellation Energy Corp.	1		338
Cooper Cos., Inc. (The) (a)	1		60
Copart, Inc. (a)	3		109
CoreWeave, Inc., Class A (a)	1		38
Corning, Inc.	3		221
Corpay, Inc. (a)	—	(h)	65
Corteva, Inc.	2		143
CoStar Group, Inc. (a)	1		88
Costco Wholesale Corp.	1		1,175
Coterra Energy, Inc.	2		62
Credo Technology Group Holding Ltd. (a)	—	(h)	68
Crowdstrike Holdings, Inc., Class A (a)	1		368
Crown Castle, Inc. REIT	1		127
CSX Corp.	6		216
Cummins, Inc.	—	(h)	225
CVS Health Corp.	4		312
Danaher Corp.	2		465
Darden Restaurants, Inc.	—	(h)	67
Datadog, Inc., Class A (a)	1		139
Deckers Outdoor Corp. (a)	1		57
Deere & Co.	1		371

SEE NOTES TO FINANCIAL STATEMENTS.

26	SIX CIRCLES TRUST	DECEMBER 31, 2025

SECURITY DESCRIPTION	SHARES		VALUE ($)
Common Stocks — continued
United States — continued
Dell Technologies, Inc., Class C	1		127
Delta Air Lines, Inc.	1		44
Devon Energy Corp.	2		75
Dexcom, Inc. (a)	1		89
Diamondback Energy, Inc.	1		94
Dick’s Sporting Goods, Inc.	—	(h)	49
Digital Realty Trust, Inc. REIT	1		170
DocuSign, Inc., Class A (a)	1		45
Dollar General Corp.	1		94
Dollar Tree, Inc. (a)	1		82
Dominion Energy, Inc.	3		152
Domino’s Pizza, Inc.	—	(h)	50
DoorDash, Inc., Class A (a)	1		273
Dover Corp.	—	(h)	88
Dow, Inc.	2		52
DR Horton, Inc.	1		123
DraftKings, Inc., Class A (a)	2		56
DTE Energy Co.	1		84
Duke Energy Corp.	2		284
DuPont de Nemours, Inc.	1		49
Dynatrace, Inc. (a)	1		39
eBay, Inc.	1		122
EchoStar Corp., Class A (a)	—	(h)	47
Ecolab, Inc.	1		209
Edison International	1		75
Edwards Lifesciences Corp. (a)	2		154
Electronic Arts, Inc.	1		150
Elevance Health, Inc.	1		243
Eli Lilly & Co.	2		2,668
EMCOR Group, Inc.	—	(h)	84
Emerson Electric Co.	2		233
Entegris, Inc.	—	(h)	37
Entergy Corp.	1		127
EOG Resources, Inc.	2		182
EQT Corp.	2		107
Equifax, Inc.	—	(h)	92
Equinix, Inc. REIT	—	(h)	242
Equity LifeStyle Properties, Inc. REIT	1		43
Equity Residential REIT	1		67
Erie Indemnity Co., Class A	—	(h)	24
Essential Utilities, Inc.	1		40
Essex Property Trust, Inc. REIT	—	(h)	59
Estee Lauder Cos., Inc. (The), Class A	1		78
Evergy, Inc.	1		58
Eversource Energy	1		79
Exelon Corp.	3		142
Expand Energy Corp.	1		89
Expedia Group, Inc.	—	(h)	101
Expeditors International of Washington, Inc.	—	(h)	61
Extra Space Storage, Inc. REIT	1		85
Exxon Mobil Corp.	13		1,569
F&G Annuities & Life, Inc.	—	(h)	2
F5, Inc. (a)	—	(h)	45

SECURITY DESCRIPTION	SHARES		VALUE ($)

United States — continued
Fair Isaac Corp. (a)	—	(h)	135
Fastenal Co.	4		143
FedEx Corp.	1		207
Ferguson Enterprises, Inc.	1		133
Fidelity National Financial, Inc.	1		51
Fidelity National Information Services, Inc.	2		114
Fifth Third Bancorp	4		171
First Citizens BancShares, Inc., Class A	—	(h)	137
First Solar, Inc. (a)	—	(h)	84
FirstEnergy Corp.	2		72
Fiserv, Inc. (a)	2		114
Flex Ltd. (a)	1		69
Flutter Entertainment plc (a)	1		114
Ford Motor Co.	12		160
Fortinet, Inc. (a)	2		159
Fortive Corp.	1		62
Fox Corp., Class A	1		55
Fox Corp., Class B	—	(h)	30
Freeport-McMoRan, Inc.	4		228
Gaming and Leisure Properties, Inc. REIT	1		37
Gartner, Inc. (a)	—	(h)	68
GE HealthCare Technologies, Inc.	2		123
GE Vernova, Inc.	1		557
Gen Digital, Inc.	2		45
General Dynamics Corp.	1		239
General Electric Co.	3		1,007
General Mills, Inc.	2		80
General Motors Co.	3		238
Genuine Parts Co.	—	(h)	51
Gilead Sciences, Inc.	4		481
Global Payments, Inc.	1		55
GoDaddy, Inc., Class A (a)	—	(h)	52
Goldman Sachs Group, Inc. (The)	1		903
Graco, Inc.	1		50
Halliburton Co.	3		78
Hartford Insurance Group, Inc. (The)	1		120
HCA Healthcare, Inc.	1		243
Healthpeak Properties, Inc. REIT	3		44
HEICO Corp.	—	(h)	51
HEICO Corp., Class A	—	(h)	71
Hershey Co. (The)	—	(h)	90
Hewlett Packard Enterprise Co.	4		96
Hilton Worldwide Holdings, Inc.	1		216
Hologic, Inc. (a)	1		60
Home Depot, Inc. (The)	3		1,055
Honeywell International, Inc.	2		382
Hormel Foods Corp.	1		20
Howmet Aerospace, Inc.	1		251
HP, Inc.	3		66
Hubbell, Inc., Class B	—	(h)	79
HubSpot, Inc. (a)	—	(h)	63
Humana, Inc.	—	(h)	104
Huntington Bancshares, Inc.	5		95

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2025	SIX CIRCLES TRUST	27

Six Circles Managed Equity Portfolio International Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2025 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES		VALUE ($)
Common Stocks — continued
United States — continued
Hyatt Hotels Corp., Class A	—	(h)	20
IDEX Corp.	—	(h)	49
IDEXX Laboratories, Inc. (a)	—	(h)	176
Illinois Tool Works, Inc.	1		214
Illumina, Inc. (a)	1		71
Incyte Corp. (a)	1		57
Ingersoll Rand, Inc.	1		94
Insmed, Inc. (a)	1		112
Insulet Corp. (a)	—	(h)	60
Intel Corp. (a)	14		515
Interactive Brokers Group, Inc., Class A	1		91
Intercontinental Exchange, Inc.	2		292
International Business Machines Corp.	3		842
International Flavors & Fragrances, Inc.	1		62
International Paper Co.	2		60
Intuit, Inc.	1		568
Intuitive Surgical, Inc. (a)	1		630
Invitation Homes, Inc. REIT	2		59
IonQ, Inc. (a)	1		41
IQVIA Holdings, Inc. (a)	1		122
Iron Mountain, Inc. REIT	1		74
J M Smucker Co. (The)	—	(h)	35
Jabil, Inc.	—	(h)	84
Jack Henry & Associates, Inc.	—	(h)	38
Jacobs Solutions, Inc.	—	(h)	59
JB Hunt Transport Services, Inc.	—	(h)	45
Johnson & Johnson	7		1,525
Johnson Controls International plc	2		250
Kenvue, Inc.	6		99
Keurig Dr Pepper, Inc.	4		108
KeyCorp.	3		65
Keysight Technologies, Inc. (a)	1		110
Kimberly-Clark Corp.	1		102
Kimco Realty Corp. REIT	2		44
Kinder Morgan, Inc.	6		177
KKR & Co., Inc.	2		255
KLA Corp.	—	(h)	499
Kraft Heinz Co. (The)	3		76
Kroger Co. (The)	2		126
L3Harris Technologies, Inc.	1		174
Labcorp Holdings, Inc.	—	(h)	69
Lam Research Corp.	4		669
Las Vegas Sands Corp.	1		60
Leidos Holdings, Inc.	—	(h)	75
Lennar Corp., Class A	1		70
Lennox International, Inc.	—	(h)	56
Liberty Media Corp-Liberty Formula One, Class C (a)	1		68
Linde plc	1		619
Live Nation Entertainment, Inc. (a)	—	(h)	70
Lockheed Martin Corp.	1		312
Loews Corp.	1		56
Lowe’s Cos., Inc.	2		417
LPL Financial Holdings, Inc.	—	(h)	85

SECURITY DESCRIPTION	SHARES		VALUE ($)

United States — continued
LyondellBasell Industries NV, Class A	1		37
M&T Bank Corp.	1		107
Marathon Petroleum Corp.	1		154
Markel Group, Inc. (a)	—	(h)	86
Marriott International, Inc., Class A	1		228
Marsh & McLennan Cos., Inc.	2		286
Martin Marietta Materials, Inc.	—	(h)	118
Marvell Technology, Inc.	3		235
Masco Corp.	1		50
Mastercard, Inc., Class A	3		1,490
McCormick & Co., Inc.	1		60
McDonald’s Corp.	2		668
McKesson Corp.	—	(h)	321
Merck & Co., Inc.	8		810
Meta Platforms, Inc., Class A	7		4,417
MetLife, Inc.	2		147
Mettler-Toledo International, Inc. (a)	—	(h)	93
Microchip Technology, Inc.	2		112
Micron Technology, Inc.	3		980
Microsoft Corp.	22		10,402
Mid-America Apartment Communities, Inc. REIT	—	(h)	58
Mondelez International, Inc., Class A	4		214
MongoDB, Inc., Class A (a)	—	(h)	106
Monolithic Power Systems, Inc.	—	(h)	135
Monster Beverage Corp. (a)	2		182
Moody’s Corp.	1		264
Morgan Stanley	4		652
Motorola Solutions, Inc.	1		199
MSCI, Inc., Class A	—	(h)	147
Nasdaq, Inc.	2		147
Natera, Inc. (a)	—	(h)	94
NetApp, Inc.	1		70
Netflix, Inc. (a)	13		1,224
Neurocrine Biosciences, Inc. (a)	—	(h)	45
Newmont Corp.	3		340
News Corp., Class A	1		30
NextEra Energy, Inc.	6		513
NIKE, Inc., Class B	4		241
NiSource, Inc.	2		67
Nordson Corp.	—	(h)	37
Norfolk Southern Corp.	1		208
Northern Trust Corp.	1		91
Northrop Grumman Corp.	—	(h)	246
NRG Energy, Inc.	1		101
Nucor Corp.	1		122
Nutanix, Inc., Class A (a)	1		42
NVIDIA Corp.	74		13,816
NVR, Inc. (a)	—	(h)	58
Occidental Petroleum Corp.	2		93
Oklo, Inc., Class A (a)	—	(h)	24
Okta, Inc., Class A (a)	1		51
Old Dominion Freight Line, Inc.	1		95
Omnicom Group, Inc.	1		79

SEE NOTES TO FINANCIAL STATEMENTS.

28	SIX CIRCLES TRUST	DECEMBER 31, 2025

SECURITY DESCRIPTION	SHARES		VALUE ($)
Common Stocks — continued
United States — continued
ON Semiconductor Corp. (a)	1		69
ONEOK, Inc.	2		149
Oracle Corp.	5		1,025
O’Reilly Automotive, Inc. (a)	3		247
Otis Worldwide Corp.	1		110
PACCAR, Inc.	2		177
Packaging Corp. of America	—	(h)	61
Palantir Technologies, Inc., Class A (a)	7		1,242
Palo Alto Networks, Inc. (a)	2		384
Parker-Hannifin Corp.	—	(h)	342
Paychex, Inc.	1		113
Paycom Software, Inc.	—	(h)	28
PayPal Holdings, Inc.	3		166
PepsiCo., Inc.	4		611
Pfizer, Inc.	18		443
PG&E Corp.	7		111
Philip Morris International, Inc.	5		764
Phillips 66	1		160
Pinnacle Financial Partners, Inc.	—	(h)	44
Pinterest, Inc., Class A (a)	2		55
PNC Financial Services Group, Inc. (The)	2		349
PPG Industries, Inc.	1		77
PPL Corp.	2		86
Principal Financial Group, Inc.	1		54
Procter & Gamble Co. (The)	7		1,034
Progressive Corp. (The)	2		415
Prologis, Inc. REIT	3		369
Prudential Financial, Inc.	1		122
PTC, Inc. (a)	—	(h)	62
Public Service Enterprise Group, Inc.	2		125
Public Storage REIT	—	(h)	127
PulteGroup, Inc.	1		76
Pure Storage, Inc., Class A (a)	1		67
Qnity Electronics, Inc.	1		50
QUALCOMM, Inc.	3		565
Quanta Services, Inc.	—	(h)	202
Quest Diagnostics, Inc.	—	(h)	66
Raymond James Financial, Inc.	1		92
RB Global, Inc.	15		1,560
Realty Income Corp. REIT	3		158
Reddit, Inc., Class A (a)	—	(h)	69
Regency Centers Corp. REIT	1		36
Regeneron Pharmaceuticals, Inc.	—	(h)	255
Regions Financial Corp.	3		83
Reliance, Inc.	—	(h)	48
Republic Services, Inc., Class A	1		152
ResMed, Inc.	—	(h)	109
Restaurant Brands International, Inc.	25		1,733
Rivian Automotive, Inc., Class A (a)	3		53
Robinhood Markets, Inc., Class A (a)	2		262
ROBLOX Corp., Class A (a)	2		155
Rocket Cos., Inc., Class A	3		52
Rocket Lab Corp. (a)	1		101
Rockwell Automation, Inc.	—	(h)	143

SECURITY DESCRIPTION	SHARES		VALUE ($)

United States — continued
Rollins, Inc.	1		59
Roper Technologies, Inc.	—	(h)	156
Ross Stores, Inc.	1		189
Royal Caribbean Cruises Ltd.	1		226
Royalty Pharma plc, Class A	1		56
RPM International, Inc.	—	(h)	49
RTX Corp.	4		759
S&P Global, Inc.	1		507
Salesforce, Inc.	3		780
Samsara, Inc., Class A (a)	1		38
SBA Communications Corp., Class A REIT	—	(h)	70
Seagate Technology Holdings plc	1		191
Sempra	2		181
ServiceNow, Inc. (a)	3		497
Sherwin-Williams Co. (The)	1		239
Simon Property Group, Inc. REIT	1		191
SLB Ltd.	5		177
Snap, Inc., Class A (a)	4		36
Snap-on, Inc.	—	(h)	58
Snowflake, Inc., Class A (a)	1		227
SoFi Technologies, Inc. (a)	4		94
Solventum Corp. (a)	1		40
Southern Co. (The)	3		298
Southern Copper Corp.	11		1,524
SS&C Technologies Holdings, Inc.	1		56
Starbucks Corp.	4		302
State Street Corp.	1		123
Steel Dynamics, Inc.	—	(h)	81
STERIS plc	—	(h)	83
Strategy, Inc., Class A (a)	1		122
Stryker Corp.	1		373
Sun Communities, Inc. REIT	—	(h)	57
Super Micro Computer, Inc. (a)	2		49
Synchrony Financial	1		93
Synopsys, Inc. (a)	1		275
Sysco Corp.	1		107
T Rowe Price Group, Inc.	1		62
Take-Two Interactive Software, Inc. (a)	1		150
Tapestry, Inc.	1		89
Targa Resources Corp.	1		125
Target Corp.	2		147
Teledyne Technologies, Inc. (a)	—	(h)	78
Teradyne, Inc.	1		103
Tesla, Inc. (a)	9		3,874
Texas Instruments, Inc.	3		495
Texas Pacific Land Corp.	—	(h)	52
Textron, Inc.	1		50
Thermo Fisher Scientific, Inc.	1		671
TJX Cos., Inc. (The)	3		537
T-Mobile US, Inc.	2		320
Toast, Inc., Class A (a)	2		57
Tractor Supply Co.	2		85
Trade Desk, Inc. (The), Class A (a)	1		51
Tradeweb Markets, Inc., Class A	—	(h)	39

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2025	SIX CIRCLES TRUST	29

Six Circles Managed Equity Portfolio International Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2025 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES		VALUE ($)
Common Stocks — continued
United States — continued
TransDigm Group, Inc.	—	(h)	239
TransUnion	1		49
Travelers Cos., Inc. (The)	1		210
Trimble, Inc. (a)	1		65
Truist Financial Corp.	6		292
Twilio, Inc., Class A (a)	1		73
Tyler Technologies, Inc. (a)	—	(h)	58
Tyson Foods, Inc., Class A	1		63
Uber Technologies, Inc. (a)	6		499
UDR, Inc. REIT	1		45
Ulta Beauty, Inc. (a)	—	(h)	80
Union Pacific Corp.	2		431
United Airlines Holdings, Inc. (a)	—	(h)	32
United Parcel Service, Inc., Class B	2		234
United Rentals, Inc.	—	(h)	169
United Therapeutics Corp. (a)	—	(h)	61
UnitedHealth Group, Inc.	3		912
Universal Health Services, Inc., Class B	—	(h)	41
US Bancorp	6		343
Valero Energy Corp.	1		157
Veeva Systems, Inc., Class A (a)	—	(h)	109
Ventas, Inc. REIT	1		110
Veralto Corp.	1		73
VeriSign, Inc.	—	(h)	68
Verisk Analytics, Inc., Class A	—	(h)	97
Verizon Communications, Inc.	13		539
Vertex Pharmaceuticals, Inc. (a)	1		360
Vertiv Holdings Co., Class A	1		183
VICI Properties, Inc., Class A REIT	3		90
Visa, Inc., Class A	5		1,818
Vistra Corp.	1		168
Vulcan Materials Co.	—	(h)	117
Walmart, Inc.	13		1,495
Walt Disney Co. (The)	6		634
Warner Bros Discovery, Inc. (a)	8		217
Waste Management, Inc.	1		279
Waters Corp. (a)	—	(h)	76
Watsco, Inc.	—	(h)	38
WEC Energy Group, Inc.	1		105
Wells Fargo & Co.	11		1,010
Welltower, Inc. REIT	2		391
West Pharmaceutical Services, Inc.	—	(h)	58
Western Digital Corp.	1		191
Westinghouse Air Brake Technologies Corp.	1		121
Weyerhaeuser Co. REIT	3		61
Williams Cos., Inc. (The)	4		237
Williams-Sonoma, Inc.	—	(h)	67
Workday, Inc., Class A (a)	1		148
WP Carey, Inc. REIT	1		48
WR Berkley Corp.	1		67
WW Grainger, Inc.	—	(h)	144
Xcel Energy, Inc.	2		142
Xylem, Inc.	1		101

SECURITY DESCRIPTION	SHARES		VALUE ($)

United States — continued
Yum! Brands, Inc.	1		128
Zebra Technologies Corp., Class A (a)	—	(h)	41
Zillow Group, Inc., Class C (a)	1		44
Zimmer Biomet Holdings, Inc.	1		62
Zoetis, Inc., Class A	1		173
Zoom Communications, Inc., Class A (a)	1		70
Zscaler, Inc. (a)	—	(h)	72

			184,920

Uruguay — 0.0% (g)
MercadoLibre, Inc. (a)	—	(h)	288

Total Common Stocks (Cost $8,867,916)			11,933,874

Preferred Stocks — 0.3%
Brazil — 0.1%
Axia Energia (a) (a)	71		655
Banco Bradesco SA	572		1,872
Cia Energetica de Minas Gerais	159		321
Gerdau SA	146		540
Itau Unibanco Holding SA	605		4,325
Itausa SA	637		1,356
Localiza Rent a Car SA (a)	4		30
Petroleo Brasileiro SA — Petrobras	501		2,810

			11,909

Chile — 0.0% (g)
Sociedad Quimica y Minera de Chile SA, Class B (a)	16		1,137

Colombia — 0.0% (g)
Grupo Cibest SA	46		725

Germany — 0.2%
Bayerische Motoren Werke AG	23		2,476
Dr Ing hc F Porsche AG (e)	48		2,580
Henkel AG & Co. KGaA	4		340
Porsche Automobil Holding SE	65		3,040
Sartorius AG	2		687
Volkswagen AG	88		10,700

			19,823

India — 0.0% (g)
TVS Motor Co. Ltd. (a)(bb)	96		11

South Korea — 0.0% (g)
Hyundai Motor Co.	6		888
Samsung Electronics Co. Ltd.	88		5,476

			6,364

Total Preferred Stocks (Cost $32,197)			39,969

SEE NOTES TO FINANCIAL STATEMENTS.

30	SIX CIRCLES TRUST	DECEMBER 31, 2025

SECURITY DESCRIPTION	NUMBER OF WARRANTS			VALUE ($)
Warrant — 0.0%
Canada — 0.0%
Constellation Software, Inc. (Canada), expiring 03/31/2040 (a)(bb) (Cost $—)		—	(h)	—

	PRINCIPAL AMOUNT ($)
Short-Term Investments — 1.5%
Time Deposits — 1.5%
Australia & New Zealand Banking Group Ltd., 0.72%, 01/05/2026	NZD	148		85
1.59%, 01/02/2026	AUD	3,556		2,373
2.98%, 01/02/2026		3,353		3,353
BNP Paribas SA,
(0.90%), 01/05/2026	CHF	3,592		4,535
0.27%, 01/02/2026	DKK	12,153		1,912
Brown Brothers Harriman & Co.,
(0.90%), 01/05/2026	CHF	—	(h)	—	(h)
0.27%, 01/02/2026	DKK	868		137
0.40%, 01/02/2026	SGD	419		326
0.81%, 01/02/2026	EUR	—	(h)	—	(h)
1.59%, 01/02/2026	AUD	—	(h)	—	(h)
2.00%, 01/02/2026	NOK	4,226		419
2.38%, 01/02/2026	HKD	4,441		571
2.98%, 01/02/2026		—	(h)	—	(h)
4.55%, 01/02/2026	ZAR	1,603		97

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)

Time Deposits — continued
Citibank NA,
0.81%, 01/02/2026	EUR	33,112	38,914
2.66%, 01/02/2026	GBP	13,670	18,426
2.98%, 01/02/2026		20,802	20,802
Royal Bank of Canada,
1.08%, 01/02/2026	CAD	600	437
2.98%, 01/02/2026		40,824	40,824
Skandinaviska Enskilda Banken AB, (3.79%), 01/02/2026	SEK	7,621	828
Sumitomo Mitsui Banking Corp.,
0.15%, 01/05/2026	JPY	1,046,091	6,678
2.98%, 01/02/2026		7,230	7,230
Sumitomo Mitsui Trust Bank Ltd., 2.98%, 01/02/2026		33,097	33,097

Total Short-Term Investments (Cost $181,044)			181,044

Total Investments — 99.7% (Cost — $9,081,157)			12,154,887

Other Assets in Excess of Liabilities — 0.3%			33,575

NET ASSETS — 100.0%			$12,188,462

Percentages indicated are based on net assets.

Futures contracts outstanding as of December 31, 2025:
Exchange Traded
DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
Euro STOXX 50 Index	875	03/2026	EUR	59,422	641
FTSE 100 Index	236	03/2026	GBP	31,424	200
Micro EURO STOXX 50 Index	254	03/2026	EUR	1,727	17
Mini-DAX	8	03/2026	EUR	1,154	7
MSCI Emerging Markets Index	89	03/2026	USD	6,242	39
S&P 500 E-mini Index	1	03/2026	USD	344	— (h)
S&P Toronto Stock Exchange 60 Index	2	03/2026	CAD	540	3
SGX MSCI Singapore Index	26	01/2026	SGD	903	(2)
SPI 200 Index	10	03/2026	AUD	1,450	(2)
STOXX Europe 600 Index	355	03/2026	EUR	12,279	132
TOPIX Index	21	03/2026	JPY	4,584	(8)

Total unrealized appreciation (depreciation)					1,027

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2025	SIX CIRCLES TRUST	31

Six Circles Managed Equity Portfolio International Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2025 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Forward foreign currency exchange contracts outstanding as of December 31, 2025:
CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) ($)
USD	8,689	EUR	7,390	BNP Paribas	01/02/2026	4
GBP	11,467	USD	15,446	Bank of America, NA	01/02/2026	10
GBP	232	USD	312	UBS AG LONDON	01/02/2026	—	(h)
GBP	96	USD	129	UBS AG LONDON	01/02/2026	—	(h)
PLN	521	USD	145	Citibank, NA	01/02/2026	—	(h)
USD	18,275	CHF	14,457	Bank of America, NA	01/05/2026	23
EUR	550	USD	646	Goldman Sachs International	01/05/2026	1
EUR	746	USD	875	Goldman Sachs International	01/05/2026	2
EUR	738	USD	865	Goldman Sachs International	01/05/2026	2
EUR	692	USD	812	Goldman Sachs International	01/05/2026	1
EUR	266	USD	312	Goldman Sachs International	01/05/2026	1
EUR	58	USD	68	Goldman Sachs International	01/05/2026	—	(h)
GBP	2,275	USD	3,062	UBS AG LONDON	01/05/2026	5
HUF	68,432	USD	208	Morgan Stanley & Co.	01/05/2026	2
QAR	311	USD	85	BNP Paribas	01/05/2026	—	(h)
SEK	169	USD	18	BNP Paribas	01/05/2026	—	(h)
SEK	40,384	USD	4,354	BNP Paribas	01/05/2026	33
CHF	38,274	USD	48,293	Bank of America, NA	01/06/2026	32
CHF	9,724	USD	12,255	Citibank, NA	01/06/2026	22
USD	13,444	DKK	85,266	Bank of America, NA	01/06/2026	27
USD	17,421	DKK	110,418	Bank of America, NA	01/06/2026	47
USD	10,220	DKK	64,898	Bank of America, NA	01/06/2026	8
USD	12,176	DKK	77,368	Bank of America, NA	01/06/2026	2
DKK	835,316	USD	131,054	Morgan Stanley & Co.	01/06/2026	383
EUR	2,326	USD	2,732	Bank of America, NA	01/06/2026	1
EUR	57,292	USD	67,265	Bank of America, NA	01/06/2026	68
USD	4,575	EUR	3,878	UBS AG LONDON	01/06/2026	17
EUR	28,058	USD	32,916	UBS AG LONDON	01/06/2026	59
USD	29,906	GBP	22,144	Bank of America, NA	01/06/2026	56
USD	13,574	GBP	10,066	Bank of America, NA	01/06/2026	6
GBP	390	USD	522	Bank of America, NA	01/06/2026	4
GBP	169,217	USD	226,099	Morgan Stanley & Co.	01/06/2026	1,998
USD	2,187	GBP	1,620	Morgan Stanley & Co.	01/06/2026	3
USD	4,450	GBP	3,301	UBS AG LONDON	01/06/2026	1
GBP	3,400	USD	4,551	UBS AG LONDON	01/06/2026	32
USD	82	NOK	825	Bank of America, NA	01/06/2026	—	(h)
USD	384	NOK	3,835	BNP Paribas	01/06/2026	4
NOK	127,554	USD	12,571	BNP Paribas	01/06/2026	84
DKK	365,492	USD	57,462	Bank of America, NA	01/08/2026	55
GBP	47,757	USD	64,246	Bank of America, NA	01/08/2026	128
NOK	10,569	USD	1,048	Bank of America, NA	01/08/2026	—	(h)

Total unrealized appreciation						3,121

DKK	77,368	USD	12,173	Bank of America, NA	01/02/2026	—	(h)
EUR	482	USD	567	UBS AG LONDON	01/02/2026	—	(h)
EUR	472	USD	555	UBS AG LONDON	01/02/2026	—	(h)
EUR	626	USD	735	UBS AG LONDON	01/02/2026	—	(h)
NOK	530	USD	53	Goldman Sachs International	01/02/2026	—	(h)
DKK	64,898	USD	10,219	Bank of America, NA	01/05/2026	(8)
USD	2,732	EUR	2,326	Bank of America, NA	01/05/2026	(1)
USD	3,856	SEK	35,668	Citibank, NA	01/05/2026	(18)
USD	530	SEK	4,885	Citibank, NA	01/05/2026	(1)
CHF	28,371	USD	35,970	Bank of America, NA	01/06/2026	(149)
CHF	14,457	USD	18,277	Bank of America, NA	01/06/2026	(23)

SEE NOTES TO FINANCIAL STATEMENTS.

32	SIX CIRCLES TRUST	DECEMBER 31, 2025

Forward foreign currency exchange contracts outstanding as of December 31, 2025 (continued):
CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) ($)
CHF	18,268	USD	23,121	Bank of America, NA	01/06/2026	(56)
CHF	5,724	USD	7,242	Bank of America, NA	01/06/2026	(14)
USD	146,685	CHF	116,539	Morgan Stanley & Co.	01/06/2026	(458)
CHF	1,721	USD	2,182	UBS AG LONDON	01/06/2026	(9)
USD	57,455	DKK	365,492	Bank of America, NA	01/06/2026	(55)
USD	27,191	DKK	173,133	BNP Paribas	01/06/2026	(51)
DKK	41,257	USD	6,510	Citibank, NA	01/06/2026	(18)
EUR	4,202	USD	4,940	Bank of America, NA	01/06/2026	(2)
EUR	25,074	USD	29,548	Bank of America, NA	01/06/2026	(80)
EUR	4,875	USD	5,737	Bank of America, NA	01/06/2026	(9)
USD	24,011	EUR	20,468	Bank of America, NA	01/06/2026	(44)
EUR	3,727	USD	4,390	BNP Paribas	01/06/2026	(10)
USD	128,802	EUR	109,909	BNP Paribas	01/06/2026	(369)
USD	997	EUR	851	BNP Paribas	01/06/2026	(3)
EUR	7,390	USD	8,691	BNP Paribas	01/06/2026	(5)
EUR	2,164	USD	2,546	UBS AG LONDON	01/06/2026	(4)
USD	15,446	GBP	11,467	Bank of America, NA	01/06/2026	(10)
USD	14,678	GBP	10,893	Bank of America, NA	01/06/2026	(6)
USD	51,515	GBP	38,482	Bank of America, NA	01/06/2026	(357)
USD	64,246	GBP	47,757	Bank of America, NA	01/06/2026	(128)
USD	33,395	GBP	24,777	BNP Paribas	01/06/2026	(3)
USD	301	GBP	225	BNP Paribas	01/06/2026	(3)
USD	3,062	GBP	2,275	UBS AG LONDON	01/06/2026	(5)
USD	1,048	NOK	10,569	Bank of America, NA	01/06/2026	—(h)
USD	11,097	NOK	112,326	Citibank, NA	01/06/2026	(47)
USD	48,304	CHF	38,274	Bank of America, NA	01/08/2026	(32)
USD	67,271	EUR	57,292	Bank of America, NA	01/08/2026	(68)

Total unrealized depreciation						(2,046)

Net unrealized appreciation (depreciation)						1,075

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2025	SIX CIRCLES TRUST	33

Six Circles Managed Equity Portfolio International Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2025 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2025

ADR	— American Depositary Receipt
CVA	— Dutch Certification
GDR	— Global Depositary Receipt
NVDR	— Non-Voting Depository Receipt
OYJ	— Public Limited Company
REIT	— Real Estate Investment Trust
(a)	— Non-income producing security.
(e)

—  Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(g)	— Amount rounds to less than 0.05%.
(h)	— Amount rounds to less than 500 shares/principal or $500.
(bb)	— Security has been valued using significant unobservable inputs.
AUD	— Australian Dollar
CAD	— Canadian Dollar
CHF	— Swiss Franc
DKK	— Danish Krone
EUR	— Euro
GBP	— British Pound
HKD	— Hong Kong Dollar
HUF	— Hungarian Forint
JPY	— Japanese Yen
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
PLN	— Polish Zloty
QAR	— Qatari Riyal
SEK	— Swedish Krona
SGD	— Singapore Dollar
USD	— United States Dollar
ZAR	— South African Rand

Summary of Investments by Industry, December 31, 2025

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE

Banks	17.4%

Pharmaceuticals	9.1%

Insurance	6.1%

Semiconductors	5.9%

Aerospace/Defense	5.7%

Telecommunications	4.1%

Electric	3.4%

Oil & Gas	3.2%

Food	3.0%

Software	3.0%

Mining	2.9%

Cosmetics/Personal Care	2.7%

Machinery — Construction & Mining	2.4%

Agriculture	2.3%

Miscellaneous Manufacturers	2.0%

Apparel	1.8%

Diversified Financial Services	1.7%

Auto Manufacturers	1.6%

Commercial Services	1.6%

Electrical Components & Equipment	1.5%

Chemicals	1.5%

Internet	1.4%

Retail	1.3%

Beverages	1.2%

Engineering & Construction	1.1%

Transportation	1.1%

Building Materials	1.0%

Others (Each less than 1.0%)	8.5%

Short-Term Investments	1.5%

SEE NOTES TO FINANCIAL STATEMENTS.

34	SIX CIRCLES TRUST	DECEMBER 31, 2025

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2025

(Amounts in thousands)

Six Circles Managed Equity Portfolio U.S. Unconstrained Fund
ASSETS:
Investments in non-affiliates, at value	$27,439,943
Deposits at broker for futures contracts	3,649
Prepaid expenses	37
Receivables:
Investment securities sold	28,376
Fund shares sold	15,909
Interest and dividends from non-affiliates	12,820
Tax reclaims	12

Total Assets	27,500,746

LIABILITIES:
Payables:
Due to custodian — cash	23
Investment securities purchased	34,186
Fund shares redeemed	5,056
Variation margin on futures contracts	570
Accrued liabilities:
Investment advisory fees	912
Administration fees	134
Custodian and accounting fees	305
Registration and filing fees	521
Other	267

Total Liabilities	41,974

Commitments and contingent liabilities*

Net Assets	$27,458,772

NET ASSETS:
Paid-in capital	$19,212,820
Total distributable earnings (loss)	8,245,952

Total Net Assets	$27,458,772

Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):	1,131,320
Net Asset Value, offering and redemption price per share (a):	$24.27
Cost of investments in non-affiliates	$18,670,332

*	See Note 3.
(a)	Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2025	SIX CIRCLES TRUST	35

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2025 (continued)

(Amounts in thousands)

Six Circles Managed Equity Portfolio International Unconstrained Fund
ASSETS:
Investments in non-affiliates, at value	$12,154,887
Foreign currency, at value	1,289
Deposits at broker for futures contracts	7,664
Prepaid expenses	16
Receivables:
Investment securities sold	36,342
Fund shares sold	7,123
Interest and dividends from non-affiliates	10,318
Tax reclaims	33,553
Unrealized appreciation on forward foreign currency exchange contracts	3,121
Other assets	3

Total Assets	12,254,316

LIABILITIES:
Payables:
Due to custodian — cash	39
Investment securities purchased	58,987
Fund shares redeemed	2,234
Variation margin on futures contracts	180
Unrealized depreciation on forward foreign currency exchange contracts	2,046
Accrued liabilities:
Investment advisory fees	504
Administration fees	135
Custodian and accounting fees	1,131
Registration and filing fees	432
Other	166

Total Liabilities	65,854

Commitments and contingent liabilities*

Net Assets	$12,188,462

NET ASSETS:
Paid-in capital	$9,582,647
Total distributable earnings (loss)	2,605,815

Total Net Assets	$12,188,462

Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):	728,670
Net Asset Value, offering and redemption price per share (a):	$16.73
Cost of investments in non-affiliates	$9,081,157
Cost of foreign currency	1,289

*	See Note 3.
(a)	Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.

SEE NOTES TO FINANCIAL STATEMENTS.

36	SIX CIRCLES TRUST	DECEMBER 31, 2025

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2025

(Amounts in thousands)

Six Circles Managed Equity Portfolio U.S. Unconstrained Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$2,735
Dividend income from non-affiliates	271,108
Foreign taxes withheld	(956)
Other Income	304

Total investment income	273,191

EXPENSES:
Investment advisory fees	57,059
Administration fees	403
Custodian and accounting fees	908
Professional fees	179
Trustees’ fees	448
Printing and mailing costs	168
Registration and filing fees	1,097
Transfer agency fees	30
Interest expense	73
Other	533

Total expenses	60,898

Less advisory fees waived	(47,955)

Net expenses	12,943

Net investment income (loss)	260,248

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on:
Investments in non-affiliates	37,938
Futures contracts	(1,746)
Foreign currency transactions	408
Forward foreign currency exchange contracts	(359)

Net realized gain (loss)	36,241

Change in net unrealized appreciation (depreciation) of:
Investments in non-affiliates	3,775,247
Futures contracts	(33)
Foreign currency translations	— (a)

Change in net unrealized appreciation (depreciation)	3,775,214

Net realized/unrealized gains (losses)	3,811,455

Change in net assets resulting from operations	$4,071,703

(a)	Amount rounds to less than $500.

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2025	SIX CIRCLES TRUST	37

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2025 (continued)

(Amounts in thousands)

Six Circles Managed Equity Portfolio International Unconstrained Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$2,309
Dividend income from non-affiliates	280,795
Foreign taxes withheld	(27,544)
Other Income	2,675

Total investment income	258,235

EXPENSES:
Investment advisory fees	23,093
Administration fees	401
Custodian and accounting fees	2,809
Professional fees	152
Trustees’ fees	186
Printing and mailing costs	79
Registration and filing fees	575
Transfer agency fees	29
Interest expense	61
Other	294

Total expenses	27,679

Less advisory fees waived	(18,487)

Net expenses	9,192

Net investment income (loss)	249,043

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on:
Investments in non-affiliates	(94,078)
Futures contracts	7,439
Foreign currency transactions	5,166
Forward foreign currency exchange contracts	7,534

Net realized gain (loss)	(73,939)

Change in net unrealized appreciation (depreciation) of:
Investments in non-affiliates	2,327,312
Futures contracts	1,380
Foreign currency translations	3,757
Forward foreign currency exchange contracts	1,075

Change in net unrealized appreciation (depreciation)	2,333,524

Net realized/unrealized gains (losses)	2,259,585

Change in net assets resulting from operations	$2,508,628

SEE NOTES TO FINANCIAL STATEMENTS.

38	SIX CIRCLES TRUST	DECEMBER 31, 2025

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED

(Amounts in thousands)

	Six Circles Managed Equity Portfolio U.S. Unconstrained Fund
	Year Ended December 31, 2025	Year Ended December 31, 2024
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$260,248	$191,770
Net realized gain (loss)	36,241	123,524
Change in net unrealized appreciation (depreciation)	3,775,214	2,811,270

Change in net assets resulting from operations	4,071,703	3,126,564

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders	(274,846)	(191,282)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	4,630,277	5,919,920

NET ASSETS:
Change in net assets	8,427,134	8,855,202
Beginning of year	19,031,638	10,176,436

End of year	$27,458,772	$19,031,638

CAPITAL TRANSACTIONS:
Proceeds from shares issued	$6,807,989	$6,874,857
Distributions reinvested	273,872	190,586
Cost of shares redeemed	(2,451,584)	(1,145,523)

Total change in net assets resulting from capital transactions	$4,630,277	$5,919,920

SHARE TRANSACTIONS:
Issued	315,047	360,557
Reinvested	11,336	8,927
Redeemed	(114,147)	(58,381)

Change in Shares	212,236	311,103

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2025	SIX CIRCLES TRUST	39

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	Six Circles Managed Equity Portfolio International Unconstrained Fund
	Year Ended December 31, 2025	Year Ended December 31, 2024
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$249,043	$162,963
Net realized gain (loss)	(73,939)	(87,419)
Change in net unrealized appreciation (depreciation)	2,333,524	4,319

Change in net assets resulting from operations	2,508,628	79,863

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders	(312,571)	(181,887)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	3,715,838	1,536,304

NET ASSETS:
Change in net assets	5,911,895	1,434,280
Beginning of year	6,276,567	4,842,287

End of year	$12,188,462	$6,276,567

CAPITAL TRANSACTIONS:
Proceeds from shares issued	$4,365,927	$2,202,227
Distributions reinvested	311,553	181,220
Cost of shares redeemed	(961,642)	(847,143)

Total change in net assets resulting from capital transactions	$3,715,838	$1,536,304

SHARE TRANSACTIONS:
Issued	285,584	161,289
Reinvested	18,905	13,615
Redeemed	(63,269)	(62,575)

Change in Shares	241,220	112,329

SEE NOTES TO FINANCIAL STATEMENTS.

40	SIX CIRCLES TRUST	DECEMBER 31, 2025

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED

	Per share operating performance:
		Investment operations			Distributions
	Net asset value, beginning of year	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments and foreign currency transactions	Total from investment operations	Net investment income	Net realized gain	Total distributions

Six Circles Managed Equity Portfolio U.S. Unconstrained Fund
Year Ended December 31, 2025	$20.71	$0.25	$3.56	$3.81	$(0.23)	$(0.02)	$(0.25)
Year Ended December 31, 2024	16.74	0.25	3.93	4.18	(0.21)	—	(0.21)
Year Ended December 31, 2023	13.12	0.22	3.59	3.81	(0.19)	—	(0.19)
Year Ended December 31, 2022	16.70	0.20	(3.58)	(3.38)	(0.18)	(0.02)	(0.20)
Year Ended December 31, 2021	13.74	0.19	3.46	3.65	(0.15)	(0.54)	(0.69)

(a)	Calculated based upon average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(c)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.

SEE NOTES TO FINANCIAL STATEMENTS.

41	SIX CIRCLES TRUST	DECEMBER 31, 2025

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of year	Total return (b)	Net assets, end of year (000’s)	Net expenses, with interest expense (c)	Net expenses, without interest expense	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate

$24.27	18.38%	$27,458,772	0.06%	0.06%	1.14%	0.27%	24.86%
20.71	24.94	19,031,638	0.06	0.06	1.27	0.27	24.36
16.74	29.09	10,176,436	0.06	0.06	1.48	0.27	32.74
13.12	(20.26)	6,201,022	0.07	0.07	1.38	0.28	49.13
16.70	26.68	5,113,135	0.07	0.07	1.19	0.28	26.74

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2025	SIX CIRCLES TRUST	42

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance:
		Investment operations				Distributions
	Net asset value, beginning of year	Net investment income (loss) (a)		Net realized and unrealized gains (losses) on investments and foreign currency transactions	Total from investment operations	Net investment income	Net realized gain	Total distributions

Six Circles Managed Equity Portfolio International Unconstrained Fund
Year Ended December 31, 2025	$12.88	$0.41		$3.88	$4.29	$(0.44)	$—	$(0.44)
Year Ended December 31, 2024	12.91	0.37		(0.02)	0.35	(0.38)	—	(0.38)
Year Ended December 31, 2023	11.00	0.32		1.88	2.20	(0.29)	—	(0.29)
Year Ended December 31, 2022	12.95	0.34		(1.96)	(1.62)	(0.33)	—	(0.33)
Year Ended December 31, 2021	11.03	0.34	(e)	1.83	2.17	(0.25)	—	(0.25)

(a)	Calculated based upon average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(c)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(d)	Includes interest expense, which was 0.006% for the year ended December 31, 2022.
(e)	Includes income recognized from non-cash dividends which amounted to $0.02 per share and 0.134% of average net assets for the year ended December 31, 2021.
(f)	Includes interest expense, which was 0.009% for the year ended December 31, 2021.

SEE NOTES TO FINANCIAL STATEMENTS.

43	SIX CIRCLES TRUST	DECEMBER 31, 2025

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of year	Total return (b)	Net assets, end of year (000’s)	Net expenses, with interest expense		Net expenses, without interest expense	Net investment income (loss)		Expenses without waivers and reimbursements	Portfolio turnover rate

$16.73	33.34%	$12,188,462	0.10	%(c)	0.10%	2.70%		0.30%	40.24%
12.88	2.62	6,276,567	0.10	(c)	0.10	2.73		0.30	26.38
12.91	20.05	4,842,287	0.11	(c)	0.11	2.62		0.31	42.84
11.00	(12.54)	3,191,667	0.14	(d)	0.13	3.08		0.34	81.90
12.95	19.76	2,990,488	0.12	(f)	0.11	2.70	(e)	0.32	32.44

SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2025	SIX CIRCLES TRUST	44

NOTES TO FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2025

1. Organization

Six Circles Trust (the “Trust”) was formed on November 8, 2017, as a Delaware statutory trust, pursuant to a Declaration of Trust dated November 8, 2017, as amended and restated June 12, 2018, and further amended to add fund series on September 21, 2018, November 19, 2019, April 13, 2020 and March 20, 2024, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

Six Circles Managed Equity Portfolio U.S. Unconstrained Fund and Six Circles Managed Equity Portfolio International Unconstrained Fund are two separate series of the Trust (each, a “Fund” and collectively, the “Funds”) covered by this report. The Funds are classified as “non-diversified” funds. Each Fund currently offers one class of shares. The Funds commenced operations on April 10, 2019.

The investment objective of each of the Six Circles Managed Equity Portfolio U.S. Unconstrained Fund and Six Circles Managed Equity Portfolio International Unconstrained Fund is to provide capital appreciation.

J.P. Morgan Private Investments Inc. (“JPMPI”), an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), acts as the Funds’ investment adviser (the “Adviser”). The Adviser has engaged a Sub-Adviser (as defined below) to manage the assets of the Funds.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The Funds are investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 — Investment Companies, which is part of U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A. Valuation of Investments — The valuation of investments is in accordance with GAAP and the Funds’ valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

The Board has designated the Adviser as the Valuation Designee, and the Adviser uses the Six Circles Funds Valuation Committee (“VC”), comprised of officers of the Funds and other personnel of the Adviser, to assist the Board with the oversight and monitoring of the valuation of the Funds’ investments with respect to Rule 2a-5 under the 1940 Act. The VC oversees and carries out policies and procedures for the valuation of investments held by the Funds. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor due diligence. The VC, through the Adviser, is responsible for assessing the potential impacts to the fair values on an ongoing basis, and discussing this on at least a quarterly basis with the Board.

A market-based approach is primarily used to value the Funds’ investments for which market quotations are readily available and which are generally valued at their current market value. Other securities and assets, including securities for which market quotations are not readily available; securities for which market quotations are determined not to be reliable; or, securities in which their value has been materially affected by events occurring after the close of trading on the exchange or market on which the security is principally traded but before a Fund’s net asset value (“NAV”) is calculated, may be valued at fair value in accordance with policies and procedures adopted by the Board. The valuation may include related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment in order to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based on current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Equity securities listed on a North American, Central American, South American or Caribbean (“Americas”) securities exchange are generally valued at the last sale price or official market closing price on the primary exchange on which the security is principally traded that is reported before the time when the NAV of the Funds are calculated on a valuation date. The Funds calculate their NAV as of 4 p.m. Eastern time each day the New York Stock Exchange (NYSE) is open for trading.

Foreign equity securities are valued as of the close of trading on the stock exchange on which the security is primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Generally, foreign equity securities, as well as certain derivatives with equity reference obligations, are valued by applying international fair value factors provided by approved pricing services.

The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAVs are calculated. The fair valued securities are converted at the exchange rates available at 4 p.m. Eastern time.

DECEMBER 31, 2025	SIX CIRCLES TRUST	45

NOTES TO FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2025 (continued)

Fixed income securities are valued based on prices received from pricing services. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, pricing services may consider a variety of inputs and factors, including, but not limited to proprietary models that may take into account market transactions in securities with comparable characteristics, yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, underlying collateral and estimated cash flows. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots.

Shares of exchange-traded funds (“ETFs”) are generally valued at the last sale price on the exchange on which the ETF is principally traded. Shares of open-end investment companies are valued at their respective NAVs.

Exchange-traded futures contracts are generally valued on the basis of available market quotations. Forward foreign currency exchange contracts are valued utilizing market quotations from approved pricing services.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Funds’ investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Funds’ assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following tables represent each valuation input as presented on the Schedules of Portfolio Investments (“SOIs”) (amounts in thousands):

Six Circles Managed Equity Portfolio U.S. Unconstrained Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Common Stocks
Basic Materials	$269,952	$—	$—		$269,952
Communications	5,173,545	—	—		5,173,545
Consumer Cyclical	2,116,628	—	—		2,116,628
Consumer Non-cyclical	4,030,261	—	—		4,030,261
Energy	1,038,611	—	—		1,038,611
Financial	2,378,589	—	—		2,378,589
Industrial	1,612,877	—	—		1,612,877
Technology	9,797,518	—	—		9,797,518
Utilities	923,393	—	—		923,393

Total Common Stocks	27,341,374	—	—		27,341,374

Warrant
Technology	—	—	—	(a)	—	(a)
Short-Term Investments
Time Deposits	—	98,569	—		98,569

Total Investments in Securities	$27,341,374	$98,569	$—		$27,439,943

Appreciation in Other Financial Instruments
Futures contracts	$12	$—	$—		$12

Depreciation in Other Financial Instruments
Futures contracts	$(466)	$—	$—		$(466)

(a)	Amount rounds to less than $500.

46	SIX CIRCLES TRUST	DECEMBER 31, 2025

Six Circles Managed Equity Portfolio International Unconstrained Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$84	$234,583	$—	$234,667
Austria	—	39,508	—	39,508
Belgium	—	117,595	—	117,595
Bermuda	159	—	—	159
Brazil	8,597	27,761	—	36,358
Canada	225,794	—	—	225,794
Chile	2,552	18,740	—	21,292
China	—	1,278	—	1,278
Colombia	828	—	—	828
Czech Republic	—	1,886	—	1,886
Denmark	—	299,216	—	299,216
Egypt	680	111	—	791
Finland	—	122,011	—	122,011
France	—	1,418,134	—	1,418,134
Germany	—	1,728,740	—	1,728,740
Greece	2,215	3,994	—	6,209
Hong Kong	3,489	99,619	—	103,108
Hungary	—	3,721	—	3,721
India	4,003	167,128	38	171,169
Indonesia	610	12,353	—	12,963
Ireland	15,370	83,203	—	98,573
Italy	—	484,298	—	484,298
Japan	5,446	714,588	—	720,034
Kuwait	4,314	3,496	—	7,810
Luxembourg	523	26,407	—	26,930
Macau	—	1,127	—	1,127
Malaysia	1,665	11,701	—	13,366
Mexico	21,899	9,172	—	31,071
Netherlands	4,906	645,065	—	649,971
New Zealand	1,415	7,288	—	8,703
Norway	—	68,241	—	68,241
Peru	2,723	—	—	2,723
Philippines	1,824	2,184	—	4,008
Poland	—	13,673	—	13,673
Portugal	—	19,063	—	19,063
Qatar	4,725	2,434	—	7,159
Saudi Arabia	5,962	25,712	—	31,674
Singapore	11,074	50,929	—	62,003
South Africa	5,140	31,341	—	36,481
South Korea	3,092	139,616	—	142,708
Spain	7,720	451,117	—	458,837
Sweden	38,643	339,173	—	377,816
Switzerland	10,495	1,331,927	—	1,342,422
Taiwan	2,635	307,981	—	310,616
Thailand	—	11,407	—	11,407
Turkey	—	4,390	—	4,390
United Arab Emirates	8,657	7,649	—	16,306
United Kingdom	14,987	2,236,842	—	2,251,829
United States	184,920	—	—	184,920
Uruguay	288	—	—	288

Total Common Stocks	607,434	11,326,402	38	11,933,874

DECEMBER 31, 2025	SIX CIRCLES TRUST	47

NOTES TO FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2025 (continued)

Six Circles Managed Equity Portfolio International Unconstrained Fund (Continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Preferred Stocks
Brazil	$685	$11,224	$—		$11,909
Chile	—	1,137	—		1,137
Colombia	—	725	—		725
Germany	—	19,823	—		19,823
India	—	—	11		11
South Korea	—	6,364	—		6,364

Total Preferred Stocks	685	39,273	11		39,969

Warrant
Canada	—	—	—	(a)	— (a)
Short-Term Investments
Time Deposits	—	181,044	—		181,044

Total Investments in Securities	$608,119	$11,546,719	$49		$12,154,887

Appreciation in Other Financial Instruments
Futures contracts	$1,039	$—	$—		$1,039
Forward Foreign Currency Exchange contracts	—	3,121	—		3,121

Total Appreciation in Other Financial Instruments	$1,039	$3,121	$—		$4,160

Depreciation in Other Financial Instruments
Futures contracts	$(12)	$—	$—		$(12)
Forward Foreign Currency Exchange contracts	—	(2,046)	—		(2,046)

Total Depreciation in Other Financial Instruments	$(12)	$(2,046)	$—		$(2,058)

(a)	Amount rounds to less than $500.

There were no significant transfers into or out of level 3 for the year ended December 31, 2025 for the Funds.

B. Restricted Securities — Certain securities held by the Funds may be subject to legal or contractual restrictions on resale. Restricted securities generally are resold in transactions exempt from registration under the Securities Act of 1933 (the “Securities Act”). Disposal of these securities may involve time-consuming negotiations and expense. Prompt sale at the current valuation may be difficult and could adversely affect the NAV of the Funds.

As of December 31, 2025 the Funds had no investments in restricted securities other than securities sold to the Funds under Rule 144A or Regulation S under the Securities Act.

C. Derivatives — The Funds used derivative instruments including futures, and forward foreign currency exchange contracts, in connection with their respective investment strategies. Derivative instruments may be used as substitutes for securities in which the Funds can invest, to hedge portfolio investments or to generate income or gain to the Funds. Derivatives may also be used to manage duration, sector and yield curve exposures as well as credit and spread volatility.

The Funds may be subject to various risks from the use of derivatives including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing a Fund to close out its position(s); and documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Funds’ risk of loss associated with these instruments may exceed their value, as recorded on the Statements of Assets and Liabilities.

The Funds are party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Funds’ ISDA agreements, which are separately negotiated by the Sub-Advisers, with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Funds in the event the Funds’ net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Funds to exercise rights, to the extent not otherwise waived, against a counterparty (e.g., decline in a counterparty’s credit rating below a specified level). Such rights for both a counterparty and the Funds often include the ability to terminate (i.e., close out) open contracts at prices which may favor a counterparty, which could have an adverse effect on the Funds. The ISDA agreements give the Funds and a counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable with collateral posted to a segregated account by one party to the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts collateral for mark-to-market gains to a Fund.

Notes C(1) — C(2) below describe the various derivatives used by the Funds.

48	SIX CIRCLES TRUST	DECEMBER 31, 2025

(1) Futures Contracts — The Funds used index futures to gain or reduce exposure to certain countries or regions, to maintain liquidity or minimize transaction costs.

Futures contracts may provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Funds are required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Funds periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as Change in net unrealized appreciation/depreciation on the Statements of Operations. Realized gains or losses, representing the difference between the value of the contract at the time it was opened and the value at the time it was closed, are reported on the Statements of Operations at the closing or expiration of the futures contract. Securities deposited as initial margin are designated on the SOIs and cash deposited is recorded on the Statements of Assets and Liabilities. A receivable from and/or a payable to brokers for the daily variation margin is also recorded on the Statements of Assets and Liabilities. Futures contracts outstanding at period end, if any, are listed after each Fund’s SOI.

The use of futures contracts may expose the Funds to equity price risk. The Funds may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Funds to risk of loss in excess of the amounts shown on the Statements of Assets and Liabilities, up to the notional amount of the futures contracts. Use of short futures contracts subjects the Funds to unlimited risk of loss. The Funds may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Funds’ credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent the liquidation of positions.

The Funds’ futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).

(2) Forward Foreign Currency Exchange Contracts — The Funds may be exposed to foreign currency risks associated with some or all of the portfolio investments and used forward foreign currency exchange contracts to hedge or manage certain of these exposures as part of an investment strategy. The Funds also bought forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. Dollars without the delivery of foreign currency. Forward contracts outstanding at period end, if any, are listed after each Fund’s SOI.

The values of the forward foreign currency exchange contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation/depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, a Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed. Such Fund also records a realized gain or loss when a forward foreign currency exchange contract offsets another forward foreign currency exchange contract with the same counterparty upon settlement.

The Funds’ forward foreign currency exchange contracts may be subject to master netting arrangements (the right to close out all transactions with a counterparty and net amounts owed or due across transactions). The Funds may be required to post or receive collateral for non-deliverable forward foreign currency exchange contracts. As of December 31, 2025, the Funds did not receive or post collateral for forward foreign currency exchange contracts.

(3) Summary of Derivatives Information

The following tables present the value of derivatives held as of December 31, 2025, by their primary underlying risk exposure and respective location on the Statements of Assets and Liabilities (amounts in thousands):

Six Circles Managed Equity Portfolio U.S. Unconstrained Fund

Derivative Contracts	Statements of Assets and Liabilities Location
Gross Assets:		Futures Contracts(a)
Equity contracts	Receivables, Net Assets — Unrealized Appreciation	$12

Gross Liabilities:
Equity contracts	Payables, Net Assets — Unrealized Depreciation	$(466)

(a)

This amount represents the cumulative appreciation (depreciation) of futures contracts as reported on the SOIs. The Statements of Assets and Liabilities only reflect the current day variation margin receivable/payable from/to brokers.

DECEMBER 31, 2025	SIX CIRCLES TRUST	49

NOTES TO FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2025 (continued)

Six Circles Managed Equity Portfolio International Unconstrained Fund

Derivative Contracts	Statements of Assets and Liabilities Location
Gross Assets:		Futures Contracts (a)	Forward Foreign Currency Exchange Contracts	Total
Equity contracts	Receivables, Net Assets — Unrealized Appreciation	$1,039	$—	$1,039
Foreign exchange contracts	Receivables	—	3,121	3,121

Total		$1,039	$3,121	$4,160

Gross Liabilities:
Equity contracts	Payables, Net Assets — Unrealized Depreciation	$(12)	$—	$(12)
Foreign exchange contracts	Payables	—	(2,046)	(2,046)

Total		$(12)	$(2,046)	$(2,058)

(a)

This amount represents the cumulative appreciation (depreciation) of futures contracts as reported on the SOIs. The Statements of Assets and Liabilities only reflect the current day variation margin receivable/payable from/to brokers.

The following tables present the Funds’ gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or posted by the Fund as of December 31, 2025 (amounts in thousands):

Six Circles Managed Equity Portfolio International Unconstrained Fund

	Gross Amount of Derivative Assets Subject to Netting Arrangements Presented on the Statements of Assets and Liabilities (a)		Derivatives Available for offset	Collateral Received	Net Amount Due From Counterparty (Not less than zero)
BNP Paribas	$125		$(125)	$—	$—
Bank of America, NA	467		(467)	—	—
Citibank, NA	22		(22)	—	—
Goldman Sachs International	7		— (b)	—	7
Morgan Stanley & Co.	2,386		(458)	—	1,928
UBS AG London	114		(18)	—	96

Total	$3,121		$(1,090)	$—	$2,031

	Gross Amount of Derivative Liabilities Subject to Netting Arrangements Presented on the Statements of Assets and Liabilities (a)		Derivatives Available for offset	Collateral Posted	Net Amount Due From Counterparty (Not less than zero)
Bank of America, NA	$1,042		$(467)	$—	$575
BNP Paribas	444		(125)	—	319
Citibank, NA	84		(22)	—	62
Goldman Sachs International	—	(b)	— (b)	—	—	(b)
Morgan Stanley & Co.	458		(458)	—	—
UBS AG London	18		(18)	—	—

Total	$2,046		$(1,090)	$—	$956

(a)	For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities subject to master netting arrangements on the Statements of Assets and Liabilities.
(b)	Amount rounds to less than $500.

50	SIX CIRCLES TRUST	DECEMBER 31, 2025

The following tables present the effect of derivatives on the Statements of Operations for the year ended December 31, 2025, by primary underlying risk exposure (amounts in thousands):

Six Circles Managed Equity Portfolio U.S. Unconstrained Fund

Amount of Realized Gain (Loss) on Derivatives Recognized on the Statements of Operations
Derivative Contracts	Futures Contracts	Forward Foreign Currency Exchange Contracts	Total
Equity contracts	$(1,746)	$—	$(1,746)
Foreign exchange contracts	—	(359)	(359)

Total	$(1,746)	$(359)	$(2,105)

Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized on the Statements of Operations
Derivative Contracts	Futures Contracts
Equity contracts	$(33)

Six Circles Managed Equity Portfolio International Unconstrained Fund

Amount of Realized Gain (Loss) on Derivatives Recognized on the Statements of Operations
Derivative Contracts	Futures Contracts	Forward Foreign Currency Exchange Contracts	Total
Equity contracts	$7,439	$—	$7,439
Foreign exchange contracts	—	7,534	7,534

Total	$7,439	$7,534	$14,973

Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized on the Statements of Operations
Derivative Contracts	Futures Contracts	Forward Foreign Currency Exchange Contracts	Total
Equity contracts	$1,380	$—	$1,380
Foreign exchange contracts	—	1,075	1,075

Total	$1,380	$1,075	$2,455

Derivatives Volume

The table below discloses the volume of the Funds’ futures contracts and forward foreign currency exchange contracts activity during the year ended December 31, 2025 (amounts in thousands, except number of contracts). Please refer to the tables in the Summary of Derivative Information for derivative-related gains and losses associated with volume activity (amounts in thousands).

	Six Circles Managed Equity Portfolio U.S. Unconstrained Fund		Six Circles Managed Equity Portfolio International Unconstrained Fund
Futures Contracts:
Average Notional Amount Long	$57,663		$87,101
Average Notional Amount Short	—		—
Forward Foreign Currency Exchange:
Average Principal Amount Purchased	190	(a)	163,884	(b)
Average Principal Amount Sold	—		235,022	(c)

(a)	Positions were open for 1 month during the year.
(b)	Positions were open for 6 months during the year.
(c)	Positions were open for 4 months during the year.

DECEMBER 31, 2025	SIX CIRCLES TRUST	51

NOTES TO FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2025 (continued)

D. Foreign Currency Translation — The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U. S. dollars at the prevailing exchange rates of such currencies against the U.S. dollar. The market value of investment securities and other assets and liabilities are translated at the exchange rate as of the valuation date. Purchases and sales of investment securities, income and expenses are translated at the exchange rate prevailing on the respective dates of such transactions.

The Funds do not isolate the effect of changes in foreign exchange rates from changes in market prices on securities held. Accordingly, such changes are included within the Change in net unrealized appreciation/depreciation on investments on the Statements of Operations.

Reported realized foreign currency gains and losses arise from the disposition of foreign currency. Currency gains or losses may be realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on each Fund’s books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. These reported realized foreign currency gains and losses are included in Net realized gain (loss) on foreign currency transactions on the Statements of Operations. Unrealized foreign currency gains and losses arise from changes (due to changes in exchange rates) in the value of foreign currency and other assets and liabilities denominated in foreign currencies, which are held at period end and are included in Change in net unrealized appreciation/depreciation on foreign currency translations on the Statements of Operations.

E. Security Transactions, Investment Income and Expense Allocation — Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on an identified cost basis for financial reporting and federal income tax purposes. Interest income is determined on the basis of coupon interest accrued using the effective interest method which adjusts for amortization of premiums and accretion of discounts. Dividend income, net of foreign taxes withheld, if any, is recorded on the ex-dividend date or when a Fund first learns of the dividend. Non-cash dividends, if any, are recorded on the ex-dividend date or corporate action date at fair value. Distributions received from certain investments held by the Funds may be comprised of dividends, realized gains and returns of capital. The Funds originally estimate the expected classification of such payments. The amounts may subsequently be reclassified upon receipt of information from the issuer.

The Funds are charged for those expenses of the Trust that are directly attributable to each Fund. Expenses that are not directly attributable to a Fund are typically allocated among the Funds in proportion to their respective net assets.

F. Segment Reporting —The Chief Operating Decision Maker (CODM) is identified as the Fund management team, which comprises the Chief Investment Officer team, the named portfolio managers of the Adviser, and the officers of the Trust, including the Principal Executive Officer and the Principal Financial Officer. Each Fund is considered an operating segment, and its performance and operating results are reviewed daily to make informed decisions regarding performance. The CODM utilizes performance indicators such as profit, loss, income, expenses, and performance returns. These operating measures are reflected in the financial reporting, including, but not limited to, the Statement of Assets and Liabilities, the Statement of Operations, and the Financial Highlights. These reports are among the many inputs used by the CODM to assess performance and make strategic decisions.

G. Federal Income Tax — Each Fund is treated as a separate taxable entity for Federal income tax purposes. Each Fund’s policy is to comply with the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”) applicable to regulated investment companies. Each Fund intends to distribute to shareholders, substantially all of its distributable net investment income and net realized capital gains on investments. Accordingly, no provision for Federal income tax is necessary.

The Funds follow the provisions of FASB Codification Section 740 (“ASC Section 740”) “Accounting for Uncertainty in Income Taxes” which clarifies the accounting for uncertainty in tax positions taken or expected to be taken on a tax return. ASC Section 740 sets forth a threshold for financial statement recognition, measurement and disclosure of tax positions taken or expected to be taken on a tax return. The Funds are required to recognize the tax effects of certain tax positions under a “more likely than not” standard, that based on their technical merits, have more than 50 percent likelihood of being sustained upon examination. Management has analyzed the tax positions taken on the Funds’ federal income tax returns for all open periods, and has concluded that no provision for federal income tax is required in the Funds’ financial statements. At December 31, 2025 the Funds did not have any uncertain tax benefits that require recognition, de-recognition or disclosure. Each Fund’s Federal tax returns for the prior three fiscal years, or since inception if shorter, remain subject to examination by the Internal Revenue Service.

During the reporting period, the Funds adopted the Financial Accounting Standards Board (FASB) Accounting Standards Update 2023-09-Income Taxes (Topic 740): Improvements to Income Tax Disclosures. The adoption of this this new standard impacted financial statement disclosures only and did not affect the Funds’ financial positions or results of their operations.

The Funds did not pay any federal or state and local income taxes. There were no significant amounts of income taxes paid in foreign jurisdictions by the Funds during the reporting period ended December 31, 2025.

H. Foreign Tax — The Funds may be subject to foreign taxes on income, gains on investments or currency purchases/repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests. When capital gain tax is determined to apply, the Funds record an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the valuation date.

52	SIX CIRCLES TRUST	DECEMBER 31, 2025

I. Distributions to Shareholders — Distributions to shareholders are recorded on the ex-dividend date. Distributions from net investment income and net realized capital gains are generally declared and paid according to the following schedule:

Fund Name	Net Investment Income	Net Realized Capital Gains
Six Circles Managed Equity Portfolio U.S. Unconstrained Fund	Annual	Annual
Six Circles Managed Equity Portfolio International Unconstrained Fund	Annual	Annual

Income and capital gain distributions will be determined in accordance with federal income tax regulations which may differ from GAAP.

Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character.

Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gain (loss) reported on the Fund financial statements presented under GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the Statement of Changes in Net Assets and have been recorded to paid-in capital.

3. Fees and Other Transactions with Affiliates

A. Investment Advisory Fees — The Adviser serves as the Funds’ investment adviser pursuant to an investment advisory agreement (the “Investment Advisory Agreement”). Under the terms of the Investment Advisory Agreement, the Adviser generally manages the Funds’ investments in accordance with the stated policies of each Fund, subject to the supervision of the Funds’ Board of Trustees. For the services provided to the Funds, the Adviser is entitled to a fee, accrued daily and paid monthly, at the annual rate of 0.25% of the average daily net assets of each Fund.

The Adviser selects and oversees professional money managers (the “Sub-Advisers”) who are responsible for investing the assets of the Funds under sub-advisory agreements (the “Sub-Advisory Agreements”). Pursuant to each respective Sub-Advisory Agreement, the Adviser agrees to pay each Sub-Adviser a sub-advisory fee from its investment advisory fees. BlackRock Investment Management, LLC (“BlackRock”) currently serves as the Sub-Adviser to the Funds. The Sub-Adviser is paid a management fee by the Adviser pursuant to their individually negotiated Sub-Advisory Agreement.

The Adviser engaged Russell Investments Implementation Services, LLC (“Russell”) to provide stand-by interim sub-advisory services, as well as transition management services, for each Fund, to be utilized as needed in certain transitional circumstances involving a Fund Sub-Adviser. Russell is paid a minimum per fund annual flat fee and/or a monthly fee equal to a percentage of daily net assets to the extent assets are allocated to Russell as interim Sub-Adviser. During the reporting period, the Funds have not allocated assets to Russell.

The Adviser waived Investment Advisory fees and/or reimbursed expenses as outlined in Note 3F and reflected on the Statement of Operations.

B. Administration and Accounting Fees — Pursuant to an Administrative Agency Agreement, Brown Brothers Harriman & Co. (the “Administrator”) provides certain administration and fund accounting services to the Funds.

C. Distribution Fees — Pursuant to a Distribution Agreement, Foreside Fund Services, LLC (the “Distributor”), will serve as the Funds’ principal underwriter and acts as the agent of the Funds in connection with the continuous offering of shares of each Fund. The Distributor and its officers have no role in determining the investment policies or which securities are to be purchased or sold by the Funds. The Distributor does not receive compensation from the Funds, but instead is compensated by the Adviser for certain distribution-related expenses.

D. Custodian — Pursuant to a Custodian Agreement, Brown Brothers Harriman & Co. serves as the custodian (the “Custodian”) for each of the Funds and is responsible for holding portfolio securities and cash and maintaining the books of account and records of portfolio transactions.

E. Transfer Agent — Pursuant to a Transfer Agency and Service Agreement, DST Asset Manager Solutions, Inc. (the “Transfer Agent”) serves as each Fund’s transfer and dividend disbursing agent. The Transfer Agent is responsible for maintaining account records, detailing the ownership of Fund shares and for crediting income, capital gains and other changes in share ownership to shareholder accounts.

DECEMBER 31, 2025	SIX CIRCLES TRUST	53

NOTES TO FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2025 (continued)

F. Waivers and Reimbursements — The Adviser has contractually agreed through at least April 30, 2026, to waive any management fees that exceed the aggregate management fees the Adviser is contractually required to pay each Fund’s Sub-Adviser. Thereafter, this waiver will continue for subsequent one year terms unless terminated in accordance with its terms. Such waivers are not subject to reimbursement by the Funds. The Adviser has also contractually agreed through at least April 30, 2026, to reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses, if any, dividend and interest expenses related to short sales, brokerage fees, interest on borrowings, taxes, expenses related to litigation and potential litigation, and extraordinary expenses) exceed the following percentages of the average daily net assets of each Fund (the “Expense Cap”):

Fund	Expense Cap
Six Circles Managed Equity Portfolio U.S. Unconstrained Fund	0.45%
Six Circles Managed Equity Portfolio International Unconstrained Fund	0.50%

An expense reimbursement by a Fund’s Adviser is subject to repayment by the Fund only to the extent it can be made within thirty-six months following the date of such reimbursement by the Adviser. Repayment must be limited to amounts that would not cause a Fund’s operating expenses (taking into account any reimbursements or waiver by the Adviser and repayments by the Fund) to exceed a Expense Cap in effect at the time of the reimbursement by the Adviser or at the time of repayment by the Fund. This expense reimbursement is in effect through April 30, 2026, at which time the Adviser and/or its affiliates will determine whether to renew or revise it.

For the year ended December 31, 2025, there were no amounts reimbursed by the Adviser, nor were there amounts available for potential future recoupment by the Adviser.

G. Cross Trades — The Funds may participate in purchase and sale transactions with other Six Circles Funds. These cross trades are executed in accordance with procedures adopted by the Trust’s Board and comply with Rule 17a-7 of the 1940 Act, which require, among other things, that such cross trades be effected at the independent current market price of the security.

During the year ended December 31, 2025, the aggregate value of purchase and sale cross trades with other Six Circles Funds were as follows (amounts in thousands):

Fund Name	Purchases	Sales	Realized gain/loss
Six Circles Managed Equity Portfolio U.S. Unconstrained Fund	$4,015	$8,623	$(617)
Six Circles Managed Equity Portfolio International Unconstrained Fund	9,787	5,742	(855)

4. Investment Transactions

During the year ended December 31, 2025, purchases and sales of investments (excluding short-term investments) were as follows (amounts in thousands):

	Purchases (excluding U.S. Government)	Sales (excluding U.S. Government)	Purchases of U.S. Government	Sales of U.S. Government
Six Circles Managed Equity Portfolio U.S. Unconstrained Fund	$10,246,788	$5,672,692	$—	$—
Six Circles Managed Equity Portfolio International Unconstrained Fund	7,224,658	3,652,834	—	—

5. Risks, Concentrations and Indemnifications

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications.

The Funds’ maximum exposure under these arrangements is unknown. The amount of exposure would depend on future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

Since the Funds are non-diversified, they may invest a greater percentage of their assets in a particular issuer or group of issuers than a diversified fund would. This increased investment in fewer issuers may result in a Funds’ shares being more sensitive to economic results among those issuing the securities.

The Six Circles Managed Equity Portfolio International Unconstrained Fund invests in foreign issuers and foreign securities (including depositary receipts) which are subject to additional risks, including political and economic risks, unstable governments, civil conflicts and war, greater volatility, decreased market liquidity, expropriation and nationalization risks, sanctions or other measures by the United States or other governments, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, and less stringent investor protection and disclosure standards of foreign markets. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. If foreign securities are denominated and traded in a foreign currency, the value of the Fund’s foreign

54	SIX CIRCLES TRUST	DECEMBER 31, 2025

holdings can be affected by currency exchange rates and exchange control regulations. In certain markets where securities and other instruments are not traded “delivery versus payment,” the Fund may not receive timely payment for securities or other instruments it has delivered or receive delivery of securities paid for and may be subject to increased risk that the counterparty will fail to make payments or delivery when due or default completely. Foreign market trading hours, clearance and settlement procedures, and holiday schedules may limit the Fund’s ability to buy and sell securities.

Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile. These risks are magnified in countries in “emerging markets.” Emerging market countries typically have less-established economies than developed countries and may face greater social, economic, regulatory and political uncertainties. In addition, emerging markets typically present greater illiquidity and price volatility concerns due to smaller or limited local capital markets and greater difficulty in determining market valuations of securities due to limited public information on issuers.

Additionally, investors may have substantial difficulties bringing legal actions to enforce or protect investors’ rights, which can increase the risks of loss.

Certain emerging market countries may be subject to less stringent requirements regarding accounting, auditing, financial reporting and record keeping and therefore, material information related to an investment may not be available or reliable. In addition, the Fund is limited in its ability to exercise its legal rights or enforce a counterparty’s legal obligations in certain jurisdictions outside of the United States, in particular, in emerging markets countries.

The Six Circles Managed Equity Portfolio International Unconstrained Fund performance may be affected by political, social and economic conditions in Europe, such as growth of the economic output (the gross national product), the rate of inflation, the rate at which capital is reinvested into European economies, the success of governmental actions to reduce budget deficits, the resource self sufficiency of European countries and interest and monetary exchange rates between European countries. European financial markets may experience volatility due to concerns about high government debt levels, credit rating downgrades, rising unemployment, the future of the euro as a common currency, possible restructuring of government debt and other government measures responding to those concerns, and fiscal and monetary controls imposed on member countries of the European Union.

As of December 31, 2025, the Six Circles Managed Equity Portfolio International Unconstrained Fund had non-U.S. country allocations representing greater than 10% of Net Assets allocated as follows:

France	Germany	Switzerland	United Kingdom
11.6%	14.4%	11.0%	18.5%

As of December 31, 2025, a significant portion of the Six Circles Managed Equity Portfolio International Unconstrained Fund net assets consisted of securities that were denominated in foreign currencies. Changes in foreign currency exchange rates will affect the value of the Fund’s securities and the price of the Fund’s shares. Generally, when the value of the U.S. dollar rises relative to a foreign currency, an investment impacted by that currency loses value because that currency is worth less in U.S. dollars. Currency exchange rates may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates. Devaluation of a currency by a country’s government or banking authority also will have a significant impact on the value of any investments denominated in that currency. Currency markets generally are not as regulated as securities markets, may be riskier than other types of investments and may increase the volatility of the Fund. Although the Fund may attempt to hedge its currency exposure into the U.S. dollar, it may not be successful in reducing the effects of currency fluctuations. The Fund may also hedge from one foreign currency to another. In addition, the Fund’s use of currency hedging may not be successful, including due to delays in placing trades and other operational limitations, and the use of such strategies may lower the Fund’s potential returns.

The Funds may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. The liquidity of portfolio securities can deteriorate rapidly due to credit events affecting issuers or guarantors, such as a credit rating downgrade, or due to general market conditions or a lack of willing buyers. An inability to sell one or more portfolio positions, or selling such positions at an unfavorable time and/ or under unfavorable conditions, can increase the volatility of a Fund’s NAV per share. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from money market and other fixed income mutual funds may be higher than normal, potentially causing increased supply in the market due to selling activity.

Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in a Fund’s portfolio may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes, due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs, and related geopolitical events. In addition, the value of a Fund’s investments may be negatively

DECEMBER 31, 2025	SIX CIRCLES TRUST	55

NOTES TO FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2025 (continued)

affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability and infectious disease epidemics or pandemics. The effects that any future pandemic or other global event can have upon public health and business and market conditions may have a significant negative impact on the performance of a Fund’s investments, increase a Fund’s volatility, negatively impact a Fund’s arbitrage and pricing mechanisms, exacerbate preexisting political, social and economic risks to a Fund, and negatively impact broad segments of businesses and populations. In addition, governments, their regulatory agencies, or self regulatory organizations have taken or may take actions in response to a pandemic or other global event that affect the instruments in which a Fund invests, or the issuers of such instruments, in ways that could have a significant negative impact on a Fund’s investment performance. The ultimate impact of any pandemic or other global event and the extent to which the associated conditions and governmental response impact a Fund will also depend on future developments, which are highly uncertain, difficult to accurately predict and subject to frequent changes.

The Funds may also invest in shares of other investment companies and ETFs. ETFs are ownership interests in unit investment trusts, depositary receipts, and other pooled investment vehicles that hold a portfolio of securities or stocks many of which are designed to track the price performance and dividend yield of a particular broad-based, sector or international index. ETFs include a wide range of investments. Shareholders bear both their proportionate share of a Fund’s expenses and similar expenses of the underlying investment company or ETF when a Fund invests in shares of another investment company or ETF. A Fund is subject to the risks associated with the ETF’s or investment company’s investments.

ETFs, investment companies and other investment vehicles that invest in commodities or currencies are subject to the risks associated with direct investments in commodities or currencies. The price and movement of an ETF or closed-end fund designed to track an index may not track the index and may result in a loss. In addition, closed-end funds that trade on an exchange often trade at a price below their NAV (also known as a discount). Certain ETFs or closed-end funds traded on exchanges may be thinly-traded and experience large spreads between the “ask” price quoted by a seller and the “bid” price offered by a buyer.

The Funds may be subject to risks associated with investments in derivatives, including futures and forward contracts, which may be riskier than other types of investments and may increase the volatility of a Fund. Derivatives may be sensitive to changes in economic and market conditions and may create leverage, which could result in losses that significantly exceed a Fund’s original investment. The Funds may be more volatile than if a Fund had not been leveraged because the leverage tends to exaggerate any effect on the value of a Fund’s portfolio securities. Certain derivatives expose a Fund to counterparty risk, which is the risk that the derivative counterparty will not fulfill its contractual obligations (and includes credit risk associated with the counterparty). Certain derivatives are synthetic instruments that attempt to replicate the performance of certain reference assets. With regard to such derivatives, a Fund does not have a claim on the reference assets and is subject to enhanced counterparty risk. Derivatives may not perform as expected, so a Fund may not realize the intended benefits. When used for hedging, the change in value of a derivative may not correlate as expected with the security or other risk being hedged. In addition, given their complexity, derivatives expose a Fund to risks of mispricing or improper valuation. Derivatives also can expose a Fund to derivative liquidity risk, which includes the risks involving the liquidity demands that derivatives can create to make payments of margin, collateral, or settlement payments to counterparties, legal risk, which includes the risk of loss resulting from insufficient or unenforceable contractual documentation, insufficient capacity or authority of a Fund’s counterparty and operational risk, which includes documentation or settlement issues, system failures, inadequate controls and human error. Derivatives also subject a Fund to liquidity risk because the liquidity of derivatives is often based on the liquidity of the underlying instruments. In addition, the possible lack of a liquid secondary market for derivatives and the resulting inability of a Fund to sell or otherwise close a derivatives position could expose a Fund to losses and could make derivatives more difficult for a Fund to value accurately.

The Funds are also subject to counterparty credit risk, which is the risk that a counterparty fails to perform on agreements with the Funds such as swap contracts and forward foreign currency exchange contracts.

The Six Circles Managed Equity Portfolio U.S. Unconstrained Fund may invest in companies in the healthcare sector which may be subject to extensive government regulation and their profitability can be significantly affected by restrictions on government reimbursement for medical expenses, rising costs of medical products and services, pricing pressure (including price discounting), limited product lines and an increased emphasis on the delivery of healthcare through outpatient services. Companies in the healthcare sector are heavily dependent on obtaining and defending patents, which may be time consuming and costly, and the expiration of patents may also adversely affect the profitability of these companies. Healthcare companies are also subject to extensive litigation based on product liability and similar claims. In addition, their products can become obsolete due to industry innovation, changes in technologies or other market developments. Many new products in the healthcare sector require significant research and development and may be subject to regulatory approvals, all of which may be time consuming and costly with no guarantee that any product will come to market. Several legislative proposals concerning healthcare have been considered by the U.S. Congress in recent years and it is unclear what proposals will ultimately be enacted, if any, and what effect they may have on companies in the healthcare sector.

The Six Circles Managed Equity Portfolio U.S. Unconstrained Fund may invest in technology companies which may face intense competition, both domestically and internationally, which may have an adverse effect on their profit margins. Technology companies may have limited product lines, markets, financial resources or personnel. The products of technology companies may face obsolescence due to rapid technological developments, frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel. Companies in the information technology sector are heavily dependent on patent and intellectual property rights. The loss or impairment of these rights may adversely affect the profitability of these companies.

56	SIX CIRCLES TRUST	DECEMBER 31, 2025

The Six Circles Managed Equity Portfolio International Unconstrained Fund may invest in financial services companies that are subject to extensive governmental regulation which may limit both the amounts and types of loans and other financial commitments they can make, the interest rates and fees they can charge, the scope of their activities, the prices they can charge and the amount of capital they must maintain. Profitability is largely dependent on the availability and cost of capital funds and can fluctuate significantly when interest rates change or due to increased competition. In addition, deterioration of the credit markets generally may cause an adverse impact in a broad range of markets, including U.S. and international credit and interbank money markets generally, thereby affecting a wide range of financial institutions and markets. Certain events in the financials sector may cause an unusually high degree of volatility in the financial markets, both domestic and foreign, and cause certain financial services companies to incur large losses. Securities of financial services companies may experience a dramatic decline in value when such companies experience substantial declines in the valuations of their assets, take action to raise capital (such as the issuance of debt or equity securities), or cease operations. Credit losses resulting from financial difficulties of borrowers and financial losses associated with investment activities can negatively impact the sector. Insurance companies may be subject to severe price competition. Adverse economic, business or political developments could adversely affect financial institutions engaged in mortgage finance or other lending or investing activities directly or indirectly connected to the value of real estate.

6. Income Taxes and Distributions to Shareholders

GAAP requires that certain components of net assets be reclassified between financial and tax reporting. Temporary differences do not require reclassification. Temporary differences and permanent reclassifications have no effect on net assets. For the fiscal year ended December 31, 2025, the Funds made permanent book-to-tax reclassifications primarily related to investments in passive foreign investment companies (“PFICs”), real estate investment trusts (“REITs”), foreign currency gain/loss, and taxable overdistributions.

For the fiscal year ended December 31, 2025, the Funds made the following reclassifications between total distributable earnings and paid-in capital (amounts in thousands):

	Total Distributable Earnings/(Loss)	Paid-in Capital
Six Circles Managed Equity Portfolio U.S. Unconstrained Fund	$398	$(398)
Six Circles Managed Equity Portfolio International Unconstrained Fund	950	(950)

For Federal income tax purposes, the estimated cost and unrealized appreciation (depreciation) in value of investments held at December 31, 2025 were as follows (amounts in thousands):

	Aggregate Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Six Circles Managed Equity Portfolio U.S. Unconstrained Fund	$19,230,890	$9,084,691	$(876,092)	$8,208,599
Six Circles Managed Equity Portfolio International Unconstrained Fund	9,362,755	3,330,105	(535,871)	2,794,234

The difference between book and tax basis appreciation (depreciation) on investments is primarily attributed to investments in swap contracts, mark-to-market of forward foreign currency contracts, mark-to-market of futures contracts, REITs, straddle loss deferrals, wash sale loss deferrals and mark-to-market investments in PFICs.

The tax character of distributions paid during the year ended December 31, 2025 was as follows (amounts in thousands):

	Ordinary Income*	Net Long-Term Capital Gains	Tax Exempt Income	Total Distributions Paid
Six Circles Managed Equity Portfolio U.S. Unconstrained Fund	$274,846	$—	$—	$274,846
Six Circles Managed Equity Portfolio International Unconstrained Fund	312,571	—	—	312,571

*	Short-term gain distributions are treated as ordinary income for income tax purposes.

DECEMBER 31, 2025	SIX CIRCLES TRUST	57

NOTES TO FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2025 (continued)

The tax character of distributions paid during the year ended December 31, 2024 was as follows (amounts in thousands):

	Ordinary Income*	Net Long-Term Capital Gains	Tax Exempt Income	Total Distributions Paid
Six Circles Managed Equity Portfolio U.S. Unconstrained Fund	$191,282	$—	$—	$191,282
Six Circles Managed Equity Portfolio International Unconstrained Fund	181,887	—	—	181,887

* Short-term gain distributions are treated as ordinary income for income tax purposes.

As of December 31, 2025, the estimated components of net assets (excluding paid-in-capital) on a tax basis were as follows (amounts in thousands):

	Current Distributable Ordinary Income	Current Distributable Long-Term Capital Gain (Tax Basis Capital Loss Carryover)	Other Book/Tax Temporary Differences	Unrealized Appreciation (Depreciation)
Six Circles Managed Equity Portfolio U.S. Unconstrained Fund	$37,353	$—	$—	$8,208,599
Six Circles Managed Equity Portfolio International Unconstrained Fund	—	(177,019)	(14,522)	2,797,357

For the Funds, the cumulative timing differences primarily consist of capital loss carryforwards, mark-to-market futures contracts, REITS, straddle loss deferrals, specified late-year loss deferrals and mark-to-market investments in PFICs and wash sale loss deferrals.

As of December 31, 2025, the following Funds had the following post-enactment net capital loss carryforwards (amounts in thousands):

	Capital Loss Carryforward Character
	Short- Term	Long-Term
Six Circles Managed Equity Portfolio U.S. Unconstrained Fund	$—	$—
Six Circles Managed Equity Portfolio International Unconstrained Fund	37,903	139,115

During the year ended December 31, 2025, the following Funds utilized capital loss carryforwards as follows (amounts in thousands):

	Capital Loss Utilized
	Short-Term	Long-Term
Six Circles Managed Equity Portfolio U.S. Unconstrained Fund	$—	$(88,370)
Six Circles Managed Equity Portfolio International Unconstrained Fund	(57,756)	—

Specified ordinary losses incurred after October 31 within the taxable year are deemed to arise on the first business day of the Funds’ next taxable year. For the year ended December 31, 2025, the Funds deferred to January 1, 2026 the following specified ordinary losses (amounts in thousands):

Specified Ordinary Loss
Six Circles Managed Equity Portfolio U.S. Unconstrained Fund	$—
Six Circles Managed Equity Portfolio International Unconstrained Fund	14,522

7. Ownership Concentration

As of December 31, 2025, the Six Circles Managed Equity Portfolio U.S. Unconstrained Fund and Six Circles Managed Equity Portfolio International Unconstrained Fund each had one affiliated omnibus account for the benefit of its clients which owned approximately 99% of its outstanding shares.

8. Subsequent Events

The Funds have evaluated subsequent events through the date of issuance of this report and have determined that there are no material events that require disclosure.

58	SIX CIRCLES TRUST	DECEMBER 31, 2025

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Six Circles Trust and Shareholders of Six Circles Managed Equity Portfolio U.S. Unconstrained Fund and Six Circles Managed Equity Portfolio International Unconstrained Fund

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of portfolio investments, of Six Circles Managed Equity Portfolio U.S. Unconstrained Fund and Six Circles Managed Equity Portfolio International Unconstrained Fund (two of the funds constituting Six Circles Trust, hereafter collectively referred to as the “Funds”) as of December 31, 2025, the related statements of operations for the year ended December 31, 2025, the statements of changes in net assets for each of the two years in the period ended December 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2025, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended December 31, 2025 and each of the financial highlights for each of the five years in the period ended December 31, 2025 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP

New York, New York

February 27, 2026

We have served as the auditor of one or more investment companies in the Six Circles Trust complex since 2018.

DECEMBER 31, 2025	SIX CIRCLES TRUST	59

TAX INFORMATION

(Unaudited)

The following information is provided with respect to the distributions paid during the taxable year ended December 31, 2025:

	Six Circles Managed Equity Portfolio U.S. Unconstrained Fund	Six Circles Managed Equity Portfolio International Unconstrained Fund
Record Date	12/12/2025	12/12/2025
Payable Date	12/16/2025	12/16/2025
Ordinary Income:
Qualified Dividend Income for Individuals	93.47%	76.48%
Dividends Qualifying for the Dividends Received
Deduction for Corporations	89.43%	0.26%
Foreign Source Income	—	99.66%
Foreign Tax Paid Per Share	—	0.034698
Interest from Tax-Exempt Obligations	—	—
Interest from Federal Obligations	—	—
Long-Term Capital Gain Dividend	—	—

60	SIX CIRCLES TRUST	DECEMBER 31, 2025

Feb 2019

FACTS	WHAT DOES SIX CIRCLES TRUST* DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we may collect and share depend on the product or service you have with us. This information can include:

◾

Social Security number

◾

account balances and transaction history

◾

investment experience and risk tolerance

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Six Circles Trust, chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Six Circles Trust share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

*

Six Circles Trust and its fund series do not currently, nor are they expected to, collect personal non-public information from individuals, since holdings are held on the books of each fund on an omnibus basis by financial intermediaries. To the extent Six Circles Trust does get access to personal information through its affiliates or otherwise, this statement would apply.

Questions?	Call 212-464-2070 to speak with a Managed Solutions & Strategies Investor Relations representative. We accept operator relay calls.

Who we are
Who is providing this notice?	Six Circles Trust

What we do
How does Six Circles Trust protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We only authorize our personnel to access information about you when they need it to do their work for us. We require companies working for us to protect your information.
How does Six Circles Trust collect my personal information?

We may collect your personal information, for example, when you

◾

open an account or make a wire transfer

◾

direct us to buy securities or direct us to sell your securities

◾

provide your account information

Why can’t I limit all sharing?

Federal law gives you the right to limit only

◾

sharing for affiliates’ everyday business purposes – information about your creditworthiness

◾

affiliates from using your information to market to you

◾

sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

•

Our affiliates include companies with the Chase or J.P. Morgan name including J.P. Morgan Private Investments Inc., our investment adviser.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • We do not share with nonaffiliates so they can market to you
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. • We don’t jointly market

For more complete information about the Funds, including the Funds’ objectives, risks, charges and expenses, call your J.P. Morgan team or call 1-212-464-2070 or go to www.sixcirclesfunds.com for a prospectus. Read the prospectus carefully. The Six Circles Funds are specifically designed to be completion portfolios within an overall discretionary portfolio. The Six Circles Funds are not intended to be standalone investments. J.P. Morgan is committed to making our products and services accessible to meet the financial services needs of all our clients. If you are a person with a disability and need additional support accessing this material, please contact your J.P. Morgan team or email us at accessibility.support@jpmorgan.com for assistance.

The Six Circles Funds are distributed by Foreside Fund Services, LLC a member of FINRA.

Contact Six Circles Funds collect at 1-212-464-2070 for a fund prospectus. You can also visit us at www.sixcirclesfunds.com. Investors should carefully consider the investment objectives and risk as well as charges and expenses of the Six Circles Funds before investing. The prospectus contains this and other information about the Six Circles Funds. Read the prospectus carefully before investing.

The Six Circles Funds file complete schedules of their fund holdings for the first and third quarters of their fiscal year with the SEC on Form N-PORT. The Six Circles Funds’ Forms N-PORT are available on the SEC’s website at http://www.sec.gov. Each Fund’s quarterly holdings can be found by visiting the Six Circles Funds’ website at www.sixcirclesfunds.com/literature.

A description of the Six Circles Funds’ policies and procedures with respect to the disclosure of the Six Circles Funds’ holdings is available in the prospectuses and Statements of Additional Information.

A copy of proxy policies and procedures is available without charge upon request by calling collect 1-212-464-2070 or on the Six Circles Funds’ website at www.sixcirclesfunds.com. A description of such policies and procedures is in the Statement of Additional Information available on the SEC’s website at www.sec.gov. The Trustees have delegated the authority to vote proxies for securities owned by the Funds to the Adviser, and the Adviser in turn has delegated such authority to the Sub-Advisers. A copy of the Six Circles Funds’ voting record for the most recent 12-month period ended June 30 is available on the SEC’s website at www.sec.gov or at the Six Circles Funds’ website at www.sixcirclesfunds.com no later than August 31 of each year. The Six Circles Funds’ proxy voting record will include, among other things, a brief description of the matter voted on for each fund security, and will state how each vote was cast, for example, for or against the proposal.

©JPMorgan Chase & Co. 2025. All rights reserved. December 31, 2025.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

There were no changes in and/or disagreements with Accountants during the period covered by this report.

Item 9. Proxy Disclosures for Open-End Management Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Companies.

The aggregate renumeration paid to all Trustees is included within the financial statements under Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees since the Fund last provided disclosure in response to this item.

Item 16. Controls and Procedures.

(a)

The Registrant’s principal executive and financial officers have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s period covered by this report, that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	Not applicable.
(a)(2)	Not applicable.
(a)(3)	A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.
(a)(4)	Not applicable.
(a)(5)	There has been no change to the Registrant’s independent public accountant during the reporting period.
(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Six Circles Trust

By: (Signature and Title)

/s/ Gregory McNeil
Gregory McNeil
Title:	President - Principal Executive Officer
Date:	March 6, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: (Signature and Title)

/s/ Gregory McNeil
Gregory McNeil
Title: President - Principal Executive Officer
Date: March 6, 2026

By: (Signature and Title)

/s/ Tricia Larkin
Tricia Larkin
Title: Treasurer - Principal Financial Officer
Date: March 6, 2026